================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-7436

                               -----------------

                       THE DFA INVESTMENT TRUST COMPANY
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, PRESIDENT AND GENERAL COUNSEL
                       THE DFA INVESTMENT TRUST COMPANY,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 512-306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31

          DATE OF REPORTING PERIOD: NOVEMBER 1, 2017 - APRIL 30, 2018

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]

Semi-Annual Report

Six Months Ended: April 30, 2018 (Unaudited)

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------

DFA Investment Dimensions Group Inc.

--------------------------------------------------------------------------------

Enhanced U.S. Large Company Portfolio  International Core Equity Portfolio    International Vector Equity Portfolio
U.S. Large Cap Equity Portfolio        International Small Company Portfolio  International High Relative
U.S. Large Cap Value Portfolio         Global Small Company Portfolio         Profitability Portfolio
U.S. Targeted Value Portfolio          Japanese Small Company Portfolio       World ex U.S. Value Portfolio
U.S. Small Cap Value Portfolio         Asia Pacific Small Company Portfolio   World ex U.S. Targeted Value Portfolio
U.S. Core Equity 1 Portfolio           United Kingdom Small Company Portfolio World ex U.S. Core Equity Portfolio
U.S. Core Equity 2 Portfolio           Continental Small Company Portfolio    World Core Equity Portfolio
U.S. Vector Equity Portfolio           DFA International Real Estate          Selectively Hedged Global Equity
U.S. Small Cap Portfolio               Securities Portfolio                   Portfolio
U.S. Micro Cap Portfolio               DFA Global Real Estate Securities      Emerging Markets Portfolio
U.S. High Relative Profitability       Portfolio                              Emerging Markets Small Cap Portfolio
Portfolio                              DFA International Small Cap Value      Emerging Markets Value Portfolio
DFA Real Estate Securities Portfolio   Portfolio                              Emerging Markets Core Equity Portfolio
Large Cap International Portfolio                                             DFA Commodity Strategy Portfolio

Dimensional Investment Group Inc.

--------------------------------------------------------------------------------

 DFA International Value Portfolio      U.S. Large Company Portfolio

The DFA Investment Trust Company

--------------------------------------------------------------------------------

 The U.S. Large Cap Value Series        The Continental Small Company Series
 The DFA International Value Series     The Canadian Small Company Series
 The Japanese Small Company Series      The Emerging Markets Series
 The Asia Pacific Small Company Series  The Emerging Markets Small Cap Series
 The United Kingdom Small Company
 Series

Dimensional Emerging Markets Value Fund

--------------------------------------------------------------------------------

[LOGO]

June 2018

Dear Fellow Shareholder,

Sound investment solutions based on financial science are at the heart of Dimensional. Just as important is our commitment to serving our clients. We take great pride in the many longstanding clients we have had the honor of working with over the last four decades.

Delivering great investment experiences informs everything we do, from the design of our strategies to the ways that we explain our approach and set expectations. We place tremendous value on helping our clients understand what they can expect from us. By being transparent about what we can deliver, and following through with robust investment strategies, we help clients achieve their financial goals.

David Booth, our founder, often speaks of his satisfaction and joy in helping change the investor landscape for the better. We share this passion and, on behalf of everyone at Dimensional, we thank you for trusting us with your investments.

Sincerely,

 /s/ David P. Butler                    /s/ Gerard O'Reilly

 David Butler                           Gerard O'Reilly
 Co-Chief Executive Officer             Co-Chief Executive Officer and Chief
                                        Investment Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                        ------
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes...........................      1
  DFA Investment Dimensions Group Inc.
     Disclosure of Fund Expenses.......................................      3
     Disclosure of Portfolio Holdings..................................      9
     Schedules of Investments/Summary Schedules of Portfolio Holdings
         Enhanced U.S. Large Company Portfolio.........................     12
         U.S. Large Cap Equity Portfolio...............................     15
         U.S. Large Cap Value Portfolio................................     18
         U.S. Targeted Value Portfolio.................................     19
         U.S. Small Cap Value Portfolio................................     22
         U.S. Core Equity 1 Portfolio..................................     25
         U.S. Core Equity 2 Portfolio..................................     28
         U.S. Vector Equity Portfolio..................................     31
         U.S. Small Cap Portfolio......................................     34
         U.S. Micro Cap Portfolio......................................     37
         U.S. High Relative Profitability Portfolio....................     40
         DFA Real Estate Securities Portfolio..........................     43
         Large Cap International Portfolio.............................     45
         International Core Equity Portfolio...........................     49
         International Small Company Portfolio.........................     53
         Global Small Company Portfolio................................     54
         Japanese Small Company Portfolio..............................     55
         Asia Pacific Small Company Portfolio..........................     56
         United Kingdom Small Company Portfolio........................     57
         Continental Small Company Portfolio...........................     58
         DFA International Real Estate Securities Portfolio............     59
         DFA Global Real Estate Securities Portfolio...................     63
         DFA International Small Cap Value Portfolio...................     65
         International Vector Equity Portfolio.........................     69
         International High Relative Profitability Portfolio...........     73
         World ex U.S. Value Portfolio.................................     77
         World ex U.S. Targeted Value Portfolio........................     78
         World ex U.S. Core Equity Portfolio...........................     83
         World Core Equity Portfolio...................................     89
         Selectively Hedged Global Equity Portfolio....................     90
         Emerging Markets Portfolio....................................     92
         Emerging Markets Small Cap Portfolio..........................     93
         Emerging Markets Value Portfolio..............................     94
         Emerging Markets Core Equity Portfolio........................     95
     Statements of Assets and Liabilities..............................     99
     Statements of Operations..........................................    107
     Statements of Changes in Net Assets...............................    115
     Financial Highlights..............................................    127
     Notes to Financial Statements.....................................    150
     Section 19(a) Notice..............................................    187

TABLE OF CONTENTS
CONTINUED

                                                                          Page
                                                                         ------
DFA Investment Dimensions Group Inc. - DFA Commodity Strategy Portfolio
   Consolidated Disclosure of Fund Expenses.............................    189
   Consolidated Disclosure of Portfolio Holdings........................    190
   Consolidated Schedule of Investments.................................    191
   Consolidated Statement of Assets and Liabilities.....................    205
   Consolidated Statement of Operations.................................    206
   Consolidated Statements of Changes in Net Assets.....................    207
   Consolidated Financial Highlights....................................    208
   Consolidated Notes to Financial Statements...........................    209
Dimensional Investment Group Inc.
   Disclosure of Fund Expenses..........................................    222
   Disclosure of Portfolio Holdings.....................................    224
   Schedule of Investments/Summary Schedule of Portfolio Holdings
       DFA International Value Portfolio................................    225
       U.S. Large Company Portfolio.....................................    226
   Statements of Assets and Liabilities.................................    229
   Statements of Operations.............................................    230
   Statements of Changes in Net Assets..................................    231
   Financial Highlights.................................................    232
   Notes to Financial Statements........................................    235
   Section 19(a) Notice.................................................    245
The DFA Investment Trust Company
   Disclosure of Fund Expenses..........................................    246
   Disclosure of Portfolio Holdings.....................................    248
   Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series..................................    250
       The DFA International Value Series...............................    253
       The Japanese Small Company Series................................    257
       The Asia Pacific Small Company Series............................    260
       The United Kingdom Small Company Series..........................    262
       The Continental Small Company Series.............................    265
       The Canadian Small Company Series................................    269
       The Emerging Markets Series......................................    272
       The Emerging Markets Small Cap Series............................    276
   Statements of Assets and Liabilities.................................    280
   Statements of Operations.............................................    282
   Statements of Changes in Net Assets..................................    284
   Financial Highlights.................................................    287
   Notes to Financial Statements........................................    292
Dimensional Emerging Markets Value Fund
   Disclosure of Fund Expenses..........................................    305
   Disclosure of Portfolio Holdings.....................................    306
   Summary Schedule of Portfolio Holdings...............................    307
   Statement of Assets and Liabilities..................................    311
   Statement of Operations..............................................    312
   Statements of Changes in Net Assets..................................    313
   Financial Highlights.................................................    314
   Notes to Financial Statements........................................    315

TABLE OF CONTENTS
CONTINUED

                                                                Page
                                                                ----
            Voting Proxies on Fund Portfolio Securities........ 324
            Board Approval of Investment Management Agreements. 325

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
AUD     Australian dollar
CAD     Canadian Dollar
CHF     Swiss Franc
DKK     Danish Krone
EUR     Euro
GBP     British Pounds
HKD     Hong Kong Dollar
ILS     Israeli New Shekel
JPY     Japanese Yen
NOK     Norwegian Krone
SEK     Swedish Krona
SGD     Singapore Dollar
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
##      Rule 144A, Section 4(a)(2), or other security which is restricted as to resale to institutional investors.
        The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the
        Board of Trustees.
@       Security purchased with cash proceeds from Securities on Loan.
++      Security pledged as collateral for Swap Agreements
(S)     Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

Financial Highlights
--------------------
(A)   Computed using average shares outstanding.
(B)   Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
      Master Fund(s) and/or Underlying Fund(s).
(C)   Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)   Non-Annualized
(E)   Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--    Amounts designated as -- are either zero or rounded to zero.
REIT  Real Estate Investment Trust
SEC   Securities and Exchange Commission
(a)   Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2018
 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/17  04/30/18    Ratio*   Period*
                                        --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,024.10    0.15%    $0.75
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.05    0.15%    $0.75

 U.S. Large Cap Equity Portfolio
 -------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,044.40    0.17%    $0.86
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.95    0.17%    $0.85

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/17  04/30/18    Ratio*   Period*
                                     --------- --------- ---------- --------
   U.S. Large Cap Value Portfolio**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,036.20    0.27%    $1.36
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.46    0.27%    $1.35

   U.S. Targeted Value Portfolio
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,024.10    0.47%    $2.36
    Class R2 Shares................. $1,000.00 $1,023.20    0.62%    $3.11
    Institutional Class Shares...... $1,000.00 $1,024.50    0.37%    $1.86
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.46    0.47%    $2.36
    Class R2 Shares................. $1,000.00 $1,021.72    0.62%    $3.11
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

   U.S. Small Cap Value Portfolio
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,010.80    0.52%    $2.59
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.22    0.52%    $2.61

   U.S. Core Equity 1 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,041.90    0.18%    $0.91
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.90    0.18%    $0.90

   U.S. Core Equity 2 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,037.20    0.21%    $1.06
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.75    0.21%    $1.05

   U.S. Vector Equity Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,029.20    0.32%    $1.61
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.21    0.32%    $1.61

   U.S. Small Cap Portfolio
   ------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,020.10    0.37%    $1.85
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                            Beginning  Ending              Expenses
                                             Account  Account   Annualized   Paid
                                              Value    Value     Expense    During
                                            11/01/17  04/30/18    Ratio*   Period*
                                            --------- --------- ---------- --------
U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,017.00    0.52%    $2.60
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.22    0.52%    $2.61

U.S. High Relative Profitability Portfolio
------------------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,068.00    0.25%    $1.28
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.55    0.25%    $1.25

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $  959.00    0.18%    $0.87
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.90    0.18%    $0.90

Large Cap International Portfolio
---------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,030.80    0.23%    $1.16
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.65    0.23%    $1.15

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,035.70    0.30%    $1.51
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.31    0.30%    $1.51

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,040.20    0.52%    $2.63
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.22    0.52%    $2.61

Global Small Company Portfolio***
---------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,033.00    0.31%    $1.56
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.26    0.31%    $1.56

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,060.90    0.53%    $2.71
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.17    0.53%    $2.66

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                     Beginning  Ending              Expenses
                                                      Account  Account   Annualized   Paid
                                                       Value    Value     Expense    During
                                                     11/01/17  04/30/18    Ratio*   Period*
                                                     --------- --------- ---------- --------
Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,037.90    0.54%    $2.73
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,022.12    0.54%    $2.71

United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,044.30    0.58%    $2.94
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,021.92    0.58%    $2.91

Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,032.70    0.54%    $2.72
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,022.12    0.54%    $2.71

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,075.80    0.27%    $1.39
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,023.46    0.27%    $1.35

DFA Global Real Estate Securities Portfolio****
-----------------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,000.10    0.24%    $1.19
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,023.60    0.24%    $1.20

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,026.40    0.68%    $3.42
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,021.42    0.68%    $3.41

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,038.10    0.48%    $2.43
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,022.41    0.48%    $2.41

International High Relative Profitability Portfolio
---------------------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,025.70    0.34%    $1.71
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,023.11    0.34%    $1.71

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/17  04/30/18    Ratio*   Period*
                                               --------- --------- ---------- --------
World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,051.10    0.51%    $2.59
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.27    0.51%    $2.56

World ex U.S. Targeted Value Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,035.00    0.66%    $3.33
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.52    0.66%    $3.31

World ex U.S. Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,040.90    0.39%    $1.97
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.86    0.39%    $1.96

World Core Equity Portfolio***
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,040.40    0.35%    $1.77
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.06    0.35%    $1.76

Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,033.80    0.34%    $1.71
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.11    0.34%    $1.71

Emerging Markets Portfolio**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,042.40    0.48%    $2.43
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.41    0.48%    $2.41

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,060.20    0.71%    $3.63
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.27    0.71%    $3.56

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $1,068.30    0.81%    $4.15
 Institutional Class Shares................... $1,000.00 $1,069.50    0.56%    $2.87
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,020.78    0.81%    $4.06
 Institutional Class Shares................... $1,000.00 $1,022.02    0.56%    $2.81

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/17  04/30/18    Ratio*   Period*
                                        --------- --------- ---------- --------
Emerging Markets Core Equity Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares............ $1,000.00 $1,047.50    0.53%    $2.69
Hypothetical 5% Annual Return
 Institutional Class Shares............ $1,000.00 $1,022.17    0.53%    $2.66

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Master Fund(s) and/or Underlying Funds (Affiliated Investment Companies).

****The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Master Fund(s) and/or Underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings, which reflect the investments by category or country.

FEEDER FUNDS

                                            Affiliated Investment Companies
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

               International Small Company Portfolio...... 100.0%
               Global Small Company Portfolio............. 100.0%
               World ex U.S. Value Portfolio.............. 100.0%
               World Core Equity Portfolio................ 100.0%
               Selectively Hedged Global Equity Portfolio. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     Enhanced U.S. Large Company Portfolio
              Corporate....................................  37.7%
              Foreign Corporate............................  24.7%
              Foreign Government...........................  17.7%
              Government...................................  18.3%
              Supranational................................   1.6%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS


                        U.S. Large Cap Equity Portfolio
              Consumer Discretionary.......................  15.2%
              Consumer Staples.............................   6.8%
              Energy.......................................   5.8%
              Financials...................................  14.5%
              Health Care..................................  13.6%
              Industrials..................................  12.1%
              Information Technology.......................  23.3%
              Materials....................................   4.0%
              Real Estate..................................   0.2%
              Telecommunication Services...................   2.3%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                         U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   2.9%
              Energy.......................................  11.8%
              Financials...................................  26.2%
              Health Care..................................   5.4%
              Industrials..................................  19.8%
              Information Technology.......................  10.8%
              Materials....................................   5.7%
              Real Estate..................................   0.5%
              Telecommunication Services...................   0.6%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                        U.S. Small Cap Value Portfolio
              Consumer Discretionary.......................  16.2%
              Consumer Staples.............................   4.1%
              Energy.......................................  11.8%
              Financials...................................  26.6%
              Health Care..................................   4.7%
              Industrials..................................  17.1%
              Information Technology.......................  12.4%
              Materials....................................   5.6%
              Real Estate..................................   0.4%
              Telecommunication Services...................   1.0%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 1 Portfolio
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   6.1%
              Energy.......................................   5.6%
              Financials...................................  15.9%
              Health Care..................................  11.9%
              Industrials..................................  13.5%
              Information Technology.......................  21.7%
              Materials....................................   4.5%
              Real Estate..................................   0.3%
              Telecommunication Services...................   1.9%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  15.2%
              Consumer Staples.............................   5.5%
              Energy.......................................   6.3%
              Financials...................................  19.1%
              Health Care..................................  11.1%
              Industrials..................................  14.3%
              Information Technology.......................  19.4%
              Materials....................................   4.7%
              Real Estate..................................   0.4%
              Telecommunication Services...................   2.2%
              Utilities....................................   1.8%
                                                            -----
                                                            100.0%

                         U.S. Vector Equity Portfolio
              Consumer Discretionary.......................  14.1%
              Consumer Staples.............................   3.9%
              Energy.......................................   8.1%
              Financials...................................  25.5%
              Health Care..................................   8.3%
              Industrials..................................  16.3%
              Information Technology.......................  14.6%
              Materials....................................   5.6%
              Real Estate..................................   0.5%
              Telecommunication Services...................   2.1%
              Utilities....................................   1.0%
                                                            -----
                                                            100.0%


                           U.S. Small Cap Portfolio
              Consumer Discretionary.......................  16.4%
              Consumer Staples.............................   4.2%
              Energy.......................................   6.3%
              Financials...................................  20.9%
              Health Care..................................   8.8%
              Industrials..................................  19.3%
              Information Technology.......................  13.4%
              Materials....................................   5.5%
              Real Estate..................................   0.7%
              Telecommunication Services...................   1.0%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                           U.S. Micro Cap Portfolio
              Consumer Discretionary.......................  14.7%
              Consumer Staples.............................   3.6%
              Energy.......................................   5.0%
              Financials...................................  22.4%
              Health Care..................................  10.5%
              Industrials..................................  21.5%
              Information Technology.......................  12.6%
              Materials....................................   5.2%
              Real Estate..................................   1.1%
              Telecommunication Services...................   1.3%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                  U.S. High Relative Profitability Portfolio
              Consumer Discretionary.......................  22.4%
              Consumer Staples.............................  11.2%
              Energy.......................................   1.1%
              Financials...................................   3.6%
              Health Care..................................   9.0%
              Industrials..................................  19.7%
              Information Technology.......................  25.7%
              Materials....................................   4.0%
              Telecommunication Services...................   3.2%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                     DFA Real Estate Securities Portfolio
              Real Estate.................................. 100.0%
                                                            -----
                                                            100.0%

                       Large Cap International Portfolio
              Consumer Discretionary.......................  13.7%
              Consumer Staples.............................  10.1%
              Energy.......................................   6.8%
              Financials...................................  20.4%
              Health Care..................................   8.6%
              Industrials..................................  15.0%
              Information Technology.......................   6.0%
              Materials....................................  10.2%
              Real Estate..................................   2.0%
              Telecommunication Services...................   4.0%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                      International Core Equity Portfolio
              Consumer Discretionary.......................  16.3%
              Consumer Staples.............................   7.2%
              Energy.......................................   6.8%
              Financials...................................  18.0%
              Health Care..................................   5.4%
              Industrials..................................  17.9%
              Information Technology.......................   6.7%
              Materials....................................  13.2%
              Real Estate..................................   2.5%
              Telecommunication Services...................   3.0%
              Utilities....................................   3.0%
                                                            -----
                                                            100.0%

              DFA International Real Estate Securities Portfolio
              Real Estate.................................. 100.0%
                                                            -----
                                                            100.0%

                  DFA Global Real Estate Securities Portfolio
              Affiliated Investment Companies..............  55.7%
              Real Estate..................................  44.3%
                                                            -----
                                                            100.0%

                  DFA International Small Cap Value Portfolio
              Consumer Discretionary.......................  16.3%
              Consumer Staples.............................   4.8%
              Energy.......................................   6.3%
              Financials...................................  20.8%
              Health Care..................................   1.9%
              Industrials..................................  23.2%
              Information Technology.......................   4.6%
              Materials....................................  16.7%
              Real Estate..................................   3.1%
              Telecommunication Services...................   0.4%
              Utilities....................................   1.9%
                                                            -----
                                                            100.0%

                     International Vector Equity Portfolio
              Consumer Discretionary.......................  16.1%
              Consumer Staples.............................   6.4%
              Energy.......................................   7.1%
              Financials...................................  17.2%
              Health Care..................................   4.5%
              Industrials..................................  19.7%
              Information Technology.......................   7.4%
              Materials....................................  14.6%
              Real Estate..................................   2.5%
              Telecommunication Services...................   2.1%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

              International High Relative Profitability Portfolio
              Consumer Discretionary.......................  18.8%
              Consumer Staples.............................  12.8%
              Energy.......................................   2.1%
              Financials...................................   5.2%
              Health Care..................................   9.3%
              Industrials..................................  20.7%
              Information Technology.......................   6.2%
              Materials....................................  14.0%
              Real Estate..................................   0.7%
              Telecommunication Services...................   7.1%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                    World ex U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  15.9%
              Consumer Staples.............................   5.4%
              Energy.......................................   5.4%
              Financials...................................  17.0%
              Health Care..................................   3.3%
              Industrials..................................  21.0%
              Information Technology.......................   7.3%
              Materials....................................  16.6%
              Real Estate..................................   5.0%
              Telecommunication Services...................   1.1%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                      World ex U.S. Core Equity Portfolio
              Consumer Discretionary.......................  15.3%
              Consumer Staples.............................   7.1%
              Energy.......................................   6.6%
              Financials...................................  17.7%
              Health Care..................................   5.0%
              Industrials..................................  16.3%
              Information Technology.......................   9.6%
              Materials....................................  12.8%
              Real Estate..................................   3.3%
              Telecommunication Services...................   3.2%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                    Emerging Markets Core Equity Portfolio
              Consumer Discretionary.......................  11.3%
              Consumer Staples.............................   7.7%
              Energy.......................................   5.6%
              Financials...................................  18.3%
              Health Care..................................   3.6%
              Industrials..................................   9.5%
              Information Technology.......................  22.1%
              Materials....................................  11.4%
              Real Estate..................................   3.5%
              Telecommunication Services...................   3.8%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                       Face
                                                      Amount^   Value+
                                                   -  -------   ------
                                                       (000)
BONDS -- (78.4%)
AUSTRALIA -- (7.3%)
Commonwealth Bank of Australia
    5.000%, 10/15/19.............................       3,000 $ 3,083,483
    2.400%, 11/02/20.............................       2,096   2,061,637
National Australia Bank, Ltd.
    2.125%, 05/22/20.............................       5,586   5,479,171
    2.500%, 01/12/21.............................       3,500   3,430,136
Westpac Banking Corp.
    2.150%, 03/06/20.............................       2,204   2,169,444
    2.300%, 05/26/20.............................       3,500   3,445,387
Other Securities.................................               5,758,908
                                                              -----------
TOTAL AUSTRALIA..................................              25,428,166
                                                              -----------

AUSTRIA -- (1.8%)
Oesterreichische Kontrollbank AG
    1.750%, 01/24/20.............................       5,000   4,923,132
Other Securities.................................               1,462,527
                                                              -----------
TOTAL AUSTRIA....................................               6,385,659
                                                              -----------

CANADA -- (15.0%)
Alberta, Province of Canada
    1.900%, 12/06/19.............................       3,600   3,553,088
British Columbia, Province of Canada
    3.700%, 12/18/20............................. CAD   3,500   2,831,867
Canada Housing Trust No 1
##  2.000%, 12/15/19............................. CAD   4,000   3,120,028
##  1.200%, 06/15/20............................. CAD   4,000   3,063,328
CPPIB Capital, Inc.
    1.400%, 06/04/20............................. CAD   6,200   4,759,506
Ontario, Province of Canada
    4.400%, 04/14/20.............................       5,000   5,152,394
Province of Manitoba Canada
    2.050%, 11/30/20.............................       3,000   2,934,775
Quebec, Province of Canada
    4.500%, 12/01/19............................. CAD   2,500   2,024,105
    4.500%, 12/01/20............................. CAD   4,500   3,708,719
Saskatchewan, Province of Canada
    3.900%, 07/28/20............................. CAD   6,300   5,096,428
Toronto-Dominion Bank (The)
    2.447%, 04/02/19............................. CAD   4,000   3,127,785
    1.900%, 10/24/19.............................       2,200   2,169,530
    2.563%, 06/24/20............................. CAD   3,000   2,341,727

                                                         Face
                                                        Amount^   Value+
                                                     -  -------   ------
                                                         (000)
CANADA -- (Continued)
Other Securities...................................             $ 8,328,307
                                                                -----------
TOTAL CANADA.......................................              52,211,587
                                                                -----------

DENMARK -- (0.4%)
Other Securities...................................               1,465,456
                                                                -----------

FRANCE -- (1.2%)
Total Capital SA
      4.450%, 06/24/20.............................       2,200   2,268,994
Other Securities...................................               1,761,705
                                                                -----------
TOTAL FRANCE.......................................               4,030,699
                                                                -----------

GERMANY -- (3.9%)
EMD Finance LLC
## #  2.400%, 03/19/20                                    2,100   2,070,496
FMS Wertmanagement
      1.750%, 01/24/20.............................       3,000   2,954,809
Other Securities...................................               8,474,062
                                                                -----------
TOTAL GERMANY......................................              13,499,367
                                                                -----------

IRELAND -- (1.1%)
Medtronic, Inc.
      2.500%, 03/15/20.............................       2,500   2,484,675
Other Securities...................................               1,191,838
                                                                -----------
TOTAL IRELAND......................................               3,676,513
                                                                -----------

JAPAN -- (4.9%)
Toyota Credit Canada, Inc.
      2.800%, 11/21/18............................. CAD   3,000   2,349,110
      1.800%, 02/19/20............................. CAD   3,500   2,696,168
Toyota Motor Credit Corp.
      1.550%, 10/18/19.............................       2,500   2,458,217
Other Securities...................................               9,574,527
                                                                -----------
TOTAL JAPAN........................................              17,078,022
                                                                -----------

NETHERLANDS -- (3.7%)
Shell International Finance BV
      1.375%, 09/12/19.............................       3,000   2,946,788
Other Securities...................................              10,063,503
                                                                -----------
TOTAL NETHERLANDS..................................              13,010,291
                                                                -----------

NEW ZEALAND -- (0.6%)
ANZ New Zealand International Ltd.
      2.600%, 09/23/19.............................       2,200   2,187,444
                                                                -----------

NORWAY -- (1.5%)
Statoil ASA
      2.250%, 11/08/19.............................       4,461   4,422,058
                                                                -----------
Other Securities...................................                 940,951
                                                                -----------
TOTAL NORWAY.......................................               5,363,009
                                                                -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                  -   -------   ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.5%)
Council Of Europe Development Bank
    1.625%, 03/10/20.............................       3,000 $2,944,320
Other Securities.................................              2,278,251
                                                              ----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              5,222,571
                                                              ----------

SWEDEN -- (2.0%)
Other Securities.................................              6,782,772
                                                              ----------

SWITZERLAND -- (0.3%)
Other Securities.................................                995,625
                                                              ----------

UNITED KINGDOM -- (2.2%)
BP Capital Markets P.L.C.
    2.315%, 02/13/20.............................       2,550  2,526,067
Other Securities.................................              4,953,135
                                                              ----------
TOTAL UNITED KINGDOM.............................              7,479,202
                                                              ----------

UNITED STATES -- (31.0%)
Apple, Inc.
    1.100%, 08/02/19.............................       3,000  2,947,110
#   2.000%, 11/13/20.............................       2,500  2,451,100
Chevron Corp.
#   2.193%, 11/15/19.............................       3,500  3,470,233
    1.961%, 03/03/20.............................       3,600  3,551,904
Citizens Bank NA
    2.450%, 12/04/19.............................       2,200  2,177,850
Enterprise Products Operating LLC
#   5.250%, 01/31/20.............................       2,000  2,072,580
Exelon Generation Co. LLC
    2.950%, 01/15/20.............................       2,000  1,992,746

                                                          Face
                                                         Amount^     Value+
                                                    -    -------     ------
                                                          (000)
UNITED STATES -- (Continued)
Humana, Inc.
      2.625%, 10/01/19.............................         2,981 $  2,967,980
JPMorgan Chase & Co.
      4.950%, 03/25/20.............................         2,000    2,070,867
Microsoft Corp.
      1.850%, 02/06/20.............................         3,000    2,959,834
Philip Morris International, Inc.
      2.000%, 02/21/20.............................         3,000    2,948,873
Time Warner, Inc.
#     4.875%, 03/15/20.............................         2,000    2,065,687
Other Securities...................................                 75,814,408
                                                                  ------------
TOTAL UNITED STATES................................                107,491,172
                                                                  ------------
TOTAL BONDS........................................                272,307,555
                                                                  ------------

U.S. TREASURY OBLIGATIONS -- (17.7%)
U.S. Treasury Notes
      1.500%, 10/31/19.............................        19,000   18,742,461
      1.125%, 03/31/20.............................         2,600    2,534,086
      1.625%, 06/30/20.............................        21,300   20,895,633
      1.625%, 07/31/20.............................         6,500    6,370,000
      1.375%, 08/31/20.............................         8,000    7,786,250
      1.750%, 10/31/20.............................         5,000    4,898,828
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS....................                 61,227,258
                                                                  ------------
TOTAL INVESTMENT SECURITIES........................                333,534,813
                                                                  ------------

                                                         Shares
                                                    -    ------        -
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@  DFA Short Term Investment Fund...............     1,181,290   13,667,527
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $351,654,511)..............................                $347,202,340
                                                                  ============

At April 30, 2018, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                        Unrealized
                                                                                         Foreign
                                                                                         Exchange
                                                                    Settlement         Appreciation
Currency Purchased Currency Sold         Counterparty                  Date           (Depreciation)
------------------ -------------- ---------------------------- ----------             --------------
USD   41,935,086   CAD 52,855,318 Royal Bank of Scotland               05/07/18          $763,958
USD    2,381,438   AUD  3,066,453 Citibank, N.A.                       07/13/18            72,203
USD    2,589,788   EUR  2,081,307 State Street Bank and Trust          07/13/18            62,505
                                                                                         --------
                                                                 Total Appreciation      $898,666

CAD      998,295   USD    779,959 Citibank, N.A.                       05/07/18          $ (2,347)
USD      816,935   CAD  1,049,104 Citibank, N.A.                       05/07/18              (255)
                                                                                         --------
                                                                 Total (Depreciation)    $ (2,602)
                                                                                         --------
                                                                 Total Appreciation
                                                                  (Depreciation)         $896,064
                                                                                         ========

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

At April 30, 2018, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...   2,552    06/15/18  $345,147,790 $337,757,200  $(7,390,590)
                                               ------------ ------------  ------------
Total futures contracts..                      $345,147,790 $337,757,200  $(7,390,590)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             Investments in Securities (Market Value)
                                          ----------------------------------------------
                                            Level 1      Level 2    Level 3     Total
                                          -----------  ------------ ------- ------------
Bonds
  Australia..............................          --  $ 25,428,166   --    $ 25,428,166
  Austria................................          --     6,385,659   --       6,385,659
  Canada.................................          --    52,211,587   --      52,211,587
  Denmark................................          --     1,465,456   --       1,465,456
  France.................................          --     4,030,699   --       4,030,699
  Germany................................          --    13,499,367   --      13,499,367
  Ireland................................          --     3,676,513   --       3,676,513
  Japan..................................          --    17,078,022   --      17,078,022
  Netherlands............................          --    13,010,291   --      13,010,291
  New Zealand............................          --     2,187,444   --       2,187,444
  Norway.................................          --     5,363,009   --       5,363,009
  Supranational Organization Obligations.          --     5,222,571   --       5,222,571
  Sweden.................................          --     6,782,772   --       6,782,772
  Switzerland............................          --       995,625   --         995,625
  United Kingdom.........................          --     7,479,202   --       7,479,202
  United States..........................          --   107,491,172   --     107,491,172
U.S. Treasury Obligations................          --    61,227,258   --      61,227,258
Securities Lending Collateral............          --    13,667,527   --      13,667,527
Futures Contracts**...................... $(7,390,590)           --   --      (7,390,590)
Forward Currency Contracts**.............          --       896,064   --         896,064
                                          -----------  ------------   --    ------------
TOTAL.................................... $(7,390,590) $348,098,404   --    $340,707,814
                                          ===========  ============   ==    ============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                Percentage
                                         Shares     Value+    of Net Assets**
                                         ------     ------    ---------------
  COMMON STOCKS -- (97.0%)
  Consumer Discretionary -- (14.7%)
  *   Amazon.com, Inc...................  22,705 $ 35,558,982            2.6%
      Comcast Corp. Class A............. 334,263   10,492,516            0.8%
      Home Depot, Inc. (The)............  63,609   11,754,943            0.9%
      McDonald's Corp...................  32,442    5,432,088            0.4%
      Walt Disney Co. (The)............. 109,084   10,944,398            0.8%
      Other Securities..................          134,259,860            9.6%
                                                 ------------           -----
  Total Consumer Discretionary..........          208,442,787           15.1%
                                                 ------------           -----
  Consumer Staples -- (6.6%)
      Altria Group, Inc................. 103,210    5,791,113            0.4%
      Coca-Cola Co. (The)............... 190,394    8,226,925            0.6%
      PepsiCo, Inc......................  76,921    7,764,406            0.5%
      Philip Morris International, Inc..  60,871    4,991,422            0.3%
      Procter & Gamble Co. (The)........ 127,407    9,216,622            0.7%
      Walmart, Inc...................... 108,793    9,623,829            0.7%
      Other Securities..................           48,167,043            3.6%
                                                 ------------           -----
  Total Consumer Staples................           93,781,360            6.8%
                                                 ------------           -----
  Energy -- (5.6%)
      Chevron Corp......................  71,897    8,995,034            0.7%
      Exxon Mobil Corp.................. 195,274   15,182,553            1.1%
      Other Securities..................           55,758,757            4.0%
                                                 ------------           -----
  Total Energy..........................           79,936,344            5.8%
                                                 ------------           -----
  Financials -- (14.1%)
      American Express Co...............  52,182    5,152,973            0.4%
      Bank of America Corp.............. 408,684   12,227,825            0.9%
  *   Berkshire Hathaway, Inc. Class B..  66,488   12,880,720            0.9%
      Citigroup, Inc.................... 103,783    7,085,265            0.5%
      JPMorgan Chase & Co............... 184,913   20,114,836            1.5%
      Wells Fargo & Co.................. 245,495   12,755,920            0.9%
      Other Securities..................          129,420,566            9.4%
                                                 ------------           -----
  Total Financials......................          199,638,105           14.5%
                                                 ------------           -----
  Health Care -- (13.2%)
      AbbVie, Inc.......................  86,779    8,378,512            0.6%
      Amgen, Inc........................  43,564    7,601,047            0.6%
      Gilead Sciences, Inc..............  95,391    6,890,092            0.5%
      Johnson & Johnson................. 151,793   19,200,297            1.4%
      Merck & Co., Inc.................. 137,057    8,068,546            0.6%
      Pfizer, Inc....................... 370,493   13,563,749            1.0%
      UnitedHealth Group, Inc...........  50,475   11,932,290            0.9%
      Other Securities..................          111,034,715            7.9%
                                                 ------------           -----
  Total Health Care.....................          186,669,248           13.5%
                                                 ------------           -----
  Industrials -- (11.7%)
      3M Co.............................  32,179    6,255,276            0.5%
      Boeing Co. (The)..................  30,544   10,188,257            0.7%
      Caterpillar, Inc..................  34,271    4,947,362            0.4%
      Honeywell International, Inc......  42,603    6,163,802            0.4%
      Union Pacific Corp................  46,648    6,233,572            0.5%
      United Technologies Corp..........  46,145    5,544,322            0.4%
      Other Securities..................          126,987,246            9.2%
                                                 ------------           -----
  Total Industrials.....................          166,319,837           12.1%
                                                 ------------           -----

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                Percentage
                                                                      Shares       Value+     of Net Assets**
                                                                      ------       ------     ---------------
Information Technology -- (22.7%)
      Accenture P.L.C. Class A......................................    33,316 $    5,037,379            0.4%
*     Alphabet, Inc. Class A........................................    12,945     13,185,518            1.0%
*     Alphabet, Inc. Class C........................................    13,746     13,984,218            1.0%
      Apple, Inc....................................................   258,898     42,785,483            3.1%
      Broadcom, Inc.................................................    21,209      4,865,769            0.4%
      Cisco Systems, Inc............................................   251,175     11,124,541            0.8%
*     Facebook, Inc. Class A........................................    98,862     17,004,264            1.2%
      Intel Corp....................................................   291,056     15,024,311            1.1%
      International Business Machines Corp..........................    47,694      6,913,722            0.5%
      Mastercard, Inc. Class A......................................    50,743      9,045,955            0.7%
      Microsoft Corp................................................   373,443     34,924,389            2.5%
      NVIDIA Corp...................................................    29,401      6,612,285            0.5%
      Oracle Corp...................................................   156,044      7,126,529            0.5%
      Texas Instruments, Inc........................................    53,446      5,421,028            0.4%
#     Visa, Inc. Class A............................................    86,500     10,975,120            0.8%
      Other Securities..............................................              116,945,339            8.4%
                                                                               --------------          ------
Total Information Technology........................................              320,975,850           23.3%
                                                                               --------------          ------
Materials -- (3.9%)
      DowDuPont, Inc................................................    94,441      5,972,449            0.4%
      Other Securities..............................................               48,926,692            3.6%
                                                                               --------------          ------
Total Materials.....................................................               54,899,141            4.0%
                                                                               --------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................                2,564,884            0.2%
                                                                               --------------          ------
Telecommunication Services -- (2.2%)
      AT&T, Inc.....................................................   410,018     13,407,589            1.0%
      Verizon Communications, Inc...................................   264,901     13,072,864            0.9%
      Other Securities..............................................                4,603,596            0.3%
                                                                               --------------          ------
Total Telecommunication Services....................................               31,084,049            2.2%
                                                                               --------------          ------
Utilities -- (2.1%)
      Other Securities..............................................               30,142,245            2.2%
                                                                               --------------          ------
TOTAL COMMON STOCKS.................................................            1,374,453,850           99.7%
                                                                               --------------          ------
TOTAL INVESTMENT SECURITIES.........................................            1,374,453,850
                                                                               --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 2,653,278      2,653,278            0.2%
                                                                               --------------          ------

SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund................................ 3,395,410     39,284,894            2.8%
                                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,125,022,371)...........................................             $1,416,392,022          102.7%
                                                                               ==============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                  Level 1                Level 2   Level 3     Total
                               --------------          ----------- ------- --------------
Common Stocks
  Consumer Discretionary...... $  208,442,787                   --   --    $  208,442,787
  Consumer Staples............     93,781,360                   --   --        93,781,360
  Energy......................     79,936,344                   --   --        79,936,344
  Financials..................    199,638,105                   --   --       199,638,105
  Health Care.................    186,669,248                   --   --       186,669,248
  Industrials.................    166,319,837                   --   --       166,319,837
  Information Technology......    320,975,850                   --   --       320,975,850
  Materials...................     54,899,141                   --   --        54,899,141
  Real Estate.................      2,564,884                   --   --         2,564,884
  Telecommunication Services..     31,084,049                   --   --        31,084,049
  Utilities...................     30,142,245                   --   --        30,142,245
Temporary Cash Investments....      2,653,278                   --   --         2,653,278
Securities Lending Collateral.             --          $39,284,894   --        39,284,894
                               --------------          -----------   --    --------------
TOTAL......................... $1,377,107,128          $39,284,894   --    $1,416,392,022
                               ==============          ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                   Value+
                                                               ---------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The U.S. Large Cap Value Series of  The DFA
    Investment Trust Company.................................. $24,839,634,018
                                                               ---------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY....... $24,839,634,018
                                                               ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                    Percentage
                                          Shares       Value+     of Net Assets**
                                          ------       ------     ---------------
COMMON STOCKS -- (86.6%)
Consumer Discretionary -- (13.9%)
#*  AutoNation, Inc.....................   791,996 $   36,582,295            0.3%
#*  Deckers Outdoor Corp................   376,752     35,135,892            0.3%
#   Kohl's Corp......................... 1,425,417     88,546,904            0.8%
#   Macy's, Inc......................... 2,032,105     63,137,502            0.6%
#   PulteGroup, Inc..................... 1,217,718     36,969,918            0.3%
#   Toll Brothers, Inc.................. 1,774,310     74,804,910            0.7%
*   Urban Outfitters, Inc...............   906,835     36,518,245            0.3%
    Other Securities....................            1,356,547,048           12.6%
                                                   --------------           -----
Total Consumer Discretionary............            1,728,242,714           15.9%
                                                   --------------           -----
Consumer Staples -- (2.5%)
#*  Post Holdings, Inc..................   611,801     48,681,006            0.4%
    Other Securities....................              260,048,246            2.4%
                                                   --------------           -----
Total Consumer Staples..................              308,729,252            2.8%
                                                   --------------           -----
Energy -- (10.3%)
#*  Callon Petroleum Co................. 2,486,901     34,592,793            0.3%
*   CNX Resources Corp.................. 3,011,679     44,753,550            0.4%
#   Helmerich & Payne, Inc..............   829,460     57,688,943            0.5%
    HollyFrontier Corp.................. 1,595,985     96,860,330            0.9%
#   Murphy Oil Corp..................... 1,739,578     52,378,694            0.5%
    Patterson-UTI Energy, Inc........... 1,888,794     40,457,967            0.4%
#   PBF Energy, Inc. Class A............ 1,256,465     48,160,303            0.4%
*   RSP Permian, Inc.................... 1,264,171     62,715,523            0.6%
#   SM Energy Co........................ 1,522,010     36,452,139            0.3%
#*  Whiting Petroleum Corp.............. 1,049,311     42,832,875            0.4%
    Other Securities....................              759,998,709            7.0%
                                                   --------------           -----
Total Energy............................            1,276,891,826           11.7%
                                                   --------------           -----
Financials -- (22.7%)
    Aspen Insurance Holdings, Ltd.......   806,149     34,221,025            0.3%
    Associated Banc-Corp................ 1,554,959     41,128,666            0.4%
    Assurant, Inc.......................   581,268     53,953,296            0.5%
    Assured Guaranty, Ltd............... 1,416,140     51,391,721            0.5%
    Hancock Holding Co..................   721,035     35,222,560            0.3%
    Hanover Insurance Group, Inc. (The).   298,277     34,257,113            0.3%
#   Investors Bancorp, Inc.............. 3,443,442     46,038,820            0.4%
    Legg Mason, Inc..................... 1,001,898     39,775,351            0.4%
    Old Republic International Corp..... 1,967,382     40,134,593            0.4%
    PacWest Bancorp..................... 1,150,140     58,933,174            0.5%
#   People's United Financial, Inc...... 3,781,635     69,166,104            0.6%
#   Prosperity Bancshares, Inc..........   646,317     46,386,171            0.4%
    TCF Financial Corp.................. 1,616,716     40,143,058            0.4%
    Umpqua Holdings Corp................ 2,459,018     57,934,464            0.5%
    Other Securities....................            2,178,268,215           20.1%
                                                   --------------           -----
Total Financials........................            2,826,954,331           26.0%
                                                   --------------           -----
Health Care -- (4.6%)
    Other Securities....................              577,768,604            5.3%
                                                   --------------           -----
Industrials -- (17.1%)
#*  AECOM............................... 1,445,896     49,796,658            0.5%
    AGCO Corp...........................   751,921     47,130,408            0.4%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                   Percentage
                                                                       Shares        Value+      of Net Assets**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
#     Air Lease Corp................................................   1,039,808 $    43,349,595            0.4%
      ASGN, Inc.....................................................     434,885      35,064,778            0.3%
#*    Genesee & Wyoming, Inc. Class A...............................     577,476      41,116,291            0.4%
      Jacobs Engineering Group, Inc.................................     898,110      52,171,210            0.5%
*     JetBlue Airways Corp..........................................   2,730,345      52,395,321            0.5%
#*    Kirby Corp....................................................     461,002      39,323,471            0.4%
*     KLX, Inc......................................................     550,511      43,066,476            0.4%
*     Quanta Services, Inc..........................................   1,650,915      53,654,737            0.5%
      Ryder System, Inc.............................................     538,529      36,313,010            0.3%
#     Trinity Industries, Inc.......................................   1,591,772      50,729,774            0.5%
#*    XPO Logistics, Inc............................................     420,192      40,825,855            0.4%
      Other Securities..............................................               1,544,719,237           14.1%
                                                                                 ---------------          ------
Total Industrials...................................................               2,129,656,821           19.6%
                                                                                 ---------------          ------
Information Technology -- (9.4%)
*     Arrow Electronics, Inc........................................   1,008,605      75,383,138            0.7%
      Avnet, Inc....................................................   1,553,956      60,961,694            0.6%
#*    Cree, Inc.....................................................   1,035,512      38,645,308            0.4%
      Jabil, Inc....................................................   1,470,618      39,118,439            0.4%
      Other Securities..............................................                 954,150,282            8.7%
                                                                                 ---------------          ------
Total Information Technology........................................               1,168,258,861           10.8%
                                                                                 ---------------          ------
Materials -- (4.9%)
      Reliance Steel & Aluminum Co..................................     763,341      67,112,941            0.6%
      Other Securities..............................................                 548,113,389            5.1%
                                                                                 ---------------          ------
Total Materials.....................................................                 615,226,330            5.7%
                                                                                 ---------------          ------
Real Estate -- (0.5%)
      Other Securities..............................................                  55,612,230            0.5%
                                                                                 ---------------          ------
Telecommunication Services -- (0.5%)
      Other Securities..............................................                  62,223,867            0.6%
                                                                                 ---------------          ------
Utilities -- (0.2%)
      Other Securities..............................................                  28,530,269            0.3%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              10,778,095,105           99.2%
                                                                                 ---------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                     568,631            0.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                      65,408            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              10,778,729,144
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 109,733,131     109,733,131            1.0%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund................................ 134,242,565   1,553,186,477           14.3%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,359,482,704)..........................................               $12,441,648,752          114.5%
                                                                                 ===============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    625     06/15/18  $85,559,011 $82,718,750  $(2,840,261)
                                               ----------- -----------  ------------
Total futures contracts..                      $85,559,011 $82,718,750  $(2,840,261)
                                               =========== ===========  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               ---------------  -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,728,242,714              --   --    $ 1,728,242,714
  Consumer Staples............     308,729,252              --   --        308,729,252
  Energy......................   1,276,891,826              --   --      1,276,891,826
  Financials..................   2,826,811,855  $      142,476   --      2,826,954,331
  Health Care.................     577,768,604              --   --        577,768,604
  Industrials.................   2,129,656,821              --   --      2,129,656,821
  Information Technology......   1,168,166,398          92,463   --      1,168,258,861
  Materials...................     615,226,330              --   --        615,226,330
  Real Estate.................      55,612,230              --   --         55,612,230
  Telecommunication Services..      62,223,867              --   --         62,223,867
  Utilities...................      28,530,269              --   --         28,530,269
Preferred Stocks
  Consumer Discretionary......         568,631              --   --            568,631
Rights/Warrants...............              --          65,408   --             65,408
Temporary Cash Investments....     109,733,131              --   --        109,733,131
Securities Lending Collateral.              --   1,553,186,477   --      1,553,186,477
Futures Contracts**...........      (2,840,261)             --   --         (2,840,261)
                               ---------------  --------------   --    ---------------
TOTAL......................... $10,885,321,667  $1,553,486,824   --    $12,438,808,491
                               ===============  ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                             Percentage
                                                   Shares       Value+     of Net Assets**
                                                   ------       ------     ---------------
COMMON STOCKS -- (87.4%)
Consumer Discretionary -- (14.1%)
    Aaron's, Inc................................  2,596,059 $  108,437,384            0.7%
#*  Adtalem Global Education, Inc...............  2,165,341    103,070,232            0.7%
#   Guess?, Inc.................................  2,664,605     62,058,650            0.4%
*   Meritage Homes Corp.........................  1,426,415     63,475,467            0.4%
*   TopBuild Corp...............................    914,822     72,911,313            0.5%
#*  TRI Pointe Group, Inc.......................  5,625,233     96,247,737            0.6%
    Other Securities............................             1,929,594,294           12.7%
                                                            --------------           -----
Total Consumer Discretionary....................             2,435,795,077           16.0%
                                                            --------------           -----
Consumer Staples -- (3.6%)
*   Darling Ingredients, Inc....................  6,101,583    104,581,133            0.7%
#   Fresh Del Monte Produce, Inc................  1,800,679     88,503,373            0.6%
#   Seaboard Corp...............................     18,335     73,469,262            0.5%
#*  United Natural Foods, Inc...................  1,660,619     74,761,067            0.5%
    Other Securities............................               271,818,015            1.7%
                                                            --------------           -----
Total Consumer Staples..........................               613,132,850            4.0%
                                                            --------------           -----
Energy -- (10.4%)
#*  Callon Petroleum Co.........................  5,034,714     70,032,872            0.5%
*   CNX Resources Corp..........................  4,966,425     73,801,075            0.5%
#   Delek US Holdings, Inc......................  2,214,669    104,908,871            0.7%
#   Nabors Industries, Ltd...................... 10,783,969     82,066,004            0.5%
#*  Oasis Petroleum, Inc........................  7,785,289     85,871,738            0.6%
#   PBF Energy, Inc. Class A....................  3,295,143    126,302,831            0.8%
#*  PDC Energy, Inc.............................  1,770,319     94,782,879            0.6%
    Other Securities............................             1,146,446,810            7.5%
                                                            --------------           -----
Total Energy....................................             1,784,213,080           11.7%
                                                            --------------           -----
Financials -- (23.3%)
    American Equity Investment Life Holding Co..  3,252,117     98,213,933            0.7%
    Argo Group International Holdings, Ltd......  1,245,707     72,811,574            0.5%
    Associated Banc-Corp........................  4,226,995    111,804,018            0.7%
    CNO Financial Group, Inc....................  4,510,009     96,694,593            0.6%
#   Fulton Financial Corp.......................  5,614,623     94,887,129            0.6%
    Hanover Insurance Group, Inc. (The).........  1,090,668    125,263,220            0.8%
    Iberiabank Corp.............................    838,432     62,840,478            0.4%
#   Kemper Corp.................................  1,698,813    114,669,877            0.8%
    MB Financial, Inc...........................  1,963,852     83,699,372            0.6%
    Old National Bancorp........................  4,545,920     78,189,824            0.5%
#   Selective Insurance Group, Inc..............  1,427,490     84,507,408            0.6%
#   Sterling Bancorp............................  3,083,401     73,230,774            0.5%
    TCF Financial Corp..........................  2,968,355     73,704,255            0.5%
    Washington Federal, Inc.....................  3,007,914     95,501,269            0.6%
    Wintrust Financial Corp.....................    796,176     71,217,943            0.5%
    Other Securities............................             2,670,960,026           17.5%
                                                            --------------           -----
Total Financials................................             4,008,195,693           26.4%
                                                            --------------           -----
Health Care -- (4.1%)
*   Magellan Health, Inc........................    728,658     61,097,973            0.4%
    Other Securities............................               651,265,440            4.3%
                                                            --------------           -----
Total Health Care...............................               712,363,413            4.7%
                                                            --------------           -----

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                   Percentage
                                                                       Shares        Value+      of Net Assets**
                                                                       ------        ------      ---------------
Industrials -- (14.9%)
*     Esterline Technologies Corp...................................   1,083,684 $    77,862,695            0.5%
#     GATX Corp.....................................................   1,411,679      92,097,938            0.6%
#*    KLX, Inc......................................................   1,100,879      86,121,764            0.6%
      Korn/Ferry International......................................   1,452,257      77,637,659            0.5%
      Regal Beloit Corp.............................................     851,591      60,633,279            0.4%
      SkyWest, Inc..................................................   1,614,320      91,854,808            0.6%
*     WESCO International, Inc......................................   1,584,743      94,371,446            0.6%
      Other Securities..............................................               1,992,779,035           13.1%
                                                                                 ---------------          ------
Total Industrials...................................................               2,573,358,624           16.9%
                                                                                 ---------------          ------
Information Technology -- (10.9%)
*     CACI International, Inc. Class A..............................     849,691     128,345,826            0.9%
#     Convergys Corp................................................   3,490,621      81,540,907            0.5%
#*    Cree, Inc.....................................................   3,059,460     114,179,047            0.8%
*     Sanmina Corp..................................................   2,625,575      77,454,462            0.5%
#*    Tech Data Corp................................................   1,125,586      85,825,932            0.6%
#     Vishay Intertechnology, Inc...................................   4,923,147      86,893,545            0.6%
      Other Securities..............................................               1,297,120,591            8.4%
                                                                                 ---------------          ------
Total Information Technology........................................               1,871,360,310           12.3%
                                                                                 ---------------          ------
Materials -- (4.9%)
#     Carpenter Technology Corp.....................................   1,553,506      82,739,730            0.5%
#     Commercial Metals Co..........................................   4,169,164      87,594,136            0.6%
      Domtar Corp...................................................   2,142,845      94,070,895            0.6%
      Other Securities..............................................                 574,997,685            3.8%
                                                                                 ---------------          ------
Total Materials.....................................................                 839,402,446            5.5%
                                                                                 ---------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                  59,503,205            0.4%
                                                                                 ---------------          ------
Telecommunication Services -- (0.9%)
      Telephone & Data Systems, Inc.................................   3,122,933      85,349,759            0.6%
      Other Securities..............................................                  71,083,165            0.4%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 156,432,924            1.0%
                                                                                 ---------------          ------
Utilities -- (0.0%)
      Other Securities..............................................                   7,240,398            0.1%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              15,060,998,020           99.0%
                                                                                 ---------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                     417,915            0.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                      56,421            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              15,061,472,356
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 134,660,691 $   134,660,691            0.9%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (11.8%)
(S)@  DFA Short Term Investment Fund................................ 176,096,632   2,037,438,029           13.4%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,434,666,339)..........................................               $17,233,571,076          113.3%
                                                                                 ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...    885     06/15/18  $121,151,559 $117,129,750  $(4,021,809)
                                               ------------ ------------  ------------
Total futures contracts..                      $121,151,559 $117,129,750  $(4,021,809)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               ---------------  -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,435,795,077              --   --    $ 2,435,795,077
  Consumer Staples............     613,132,850              --   --        613,132,850
  Energy......................   1,784,213,080              --   --      1,784,213,080
  Financials..................   4,007,867,258  $      328,435   --      4,008,195,693
  Health Care.................     712,363,413              --   --        712,363,413
  Industrials.................   2,573,358,624              --   --      2,573,358,624
  Information Technology......   1,871,360,310              --   --      1,871,360,310
  Materials...................     839,402,446              --   --        839,402,446
  Real Estate.................      59,503,205              --   --         59,503,205
  Telecommunication Services..     156,432,924              --   --        156,432,924
  Utilities...................       7,240,398              --   --          7,240,398
Preferred Stocks
  Consumer Discretionary......         417,915              --   --            417,915
Rights/Warrants...............              --          56,421   --             56,421
Temporary Cash Investments....     134,660,691              --   --        134,660,691
Securities Lending Collateral.              --   2,037,438,029   --      2,037,438,029
Futures Contracts**...........      (4,021,809)             --   --         (4,021,809)
                               ---------------  --------------   --    ---------------
TOTAL......................... $15,191,726,382  $2,037,822,885   --    $17,229,549,267
                               ===============  ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)


                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
COMMON STOCKS -- (92.4%)
Consumer Discretionary -- (14.7%)
*   Amazon.com, Inc...................   312,662 $  489,669,338            2.2%
*   Booking Holdings, Inc.............    29,118     63,419,004            0.3%
    Comcast Corp. Class A............. 4,173,235    130,997,847            0.6%
    Home Depot, Inc. (The)............   885,726    163,682,165            0.7%
    McDonald's Corp...................   529,832     88,715,070            0.4%
    Walt Disney Co. (The).............   966,747     96,993,727            0.4%
    Other Securities..................            2,479,560,685           11.2%
                                                 --------------           -----
Total Consumer Discretionary..........            3,513,037,836           15.8%
                                                 --------------           -----
Consumer Staples -- (5.6%)
    Altria Group, Inc................. 1,416,780     79,495,526            0.4%
    Coca-Cola Co. (The)............... 2,505,511    108,263,130            0.5%
    Costco Wholesale Corp.............   310,004     61,120,389            0.3%
    PepsiCo, Inc...................... 1,073,320    108,340,921            0.5%
    Philip Morris International, Inc..   761,282     62,425,124            0.3%
    Procter & Gamble Co. (The)........ 1,258,280     91,023,975            0.4%
    Walmart, Inc...................... 1,333,978    118,003,694            0.5%
    Other Securities..................              710,222,136            3.1%
                                                 --------------           -----
Total Consumer Staples................            1,338,894,895            6.0%
                                                 --------------           -----
Energy -- (5.2%)
    Chevron Corp...................... 1,001,579    125,307,549            0.6%
    Exxon Mobil Corp.................. 2,655,973    206,501,901            0.9%
    Other Securities..................              900,208,862            4.0%
                                                 --------------           -----
Total Energy..........................            1,232,018,312            5.5%
                                                 --------------           -----
Financials -- (14.7%)
    American Express Co...............   625,797     61,797,454            0.3%
    Bank of America Corp.............. 5,848,206    174,978,324            0.8%
*   Berkshire Hathaway, Inc. Class B.. 1,055,728    204,526,185            0.9%
    Citigroup, Inc.................... 1,617,623    110,435,122            0.5%
    JPMorgan Chase & Co............... 2,252,093    244,982,677            1.1%
    Wells Fargo & Co.................. 2,897,049    150,530,666            0.7%
    Other Securities..................            2,563,888,258           11.4%
                                                 --------------           -----
Total Financials......................            3,511,138,686           15.7%
                                                 --------------           -----
Health Care -- (11.0%)
    AbbVie, Inc....................... 1,199,781    115,838,856            0.5%
    Amgen, Inc........................   374,474     65,338,224            0.3%
    Gilead Sciences, Inc..............   965,652     69,749,044            0.3%
    Johnson & Johnson................. 1,751,111    221,498,030            1.0%
    Merck & Co., Inc.................. 1,345,902     79,233,251            0.4%
    Pfizer, Inc....................... 4,353,406    159,378,194            0.7%
    UnitedHealth Group, Inc...........   600,291    141,908,792            0.7%
    Other Securities..................            1,767,888,978            7.9%
                                                 --------------           -----
Total Health Care.....................            2,620,833,369           11.8%
                                                 --------------           -----
Industrials -- (12.5%)
    3M Co.............................   445,147     86,532,125            0.4%
    Boeing Co. (The)..................   423,046    141,111,224            0.6%
    Honeywell International, Inc......   436,883     63,208,232            0.3%
    Union Pacific Corp................   501,031     66,952,773            0.3%
    United Technologies Corp..........   520,789     62,572,798            0.3%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                   Percentage
                                                                       Shares        Value+      of Net Assets**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
      Other Securities..............................................             $ 2,563,599,396           11.5%
                                                                                 ---------------          ------
Total Industrials...................................................               2,983,976,548           13.4%
                                                                                 ---------------          ------
Information Technology -- (20.0%)
      Accenture P.L.C. Class A......................................     466,581      70,547,047            0.3%
*     Alphabet, Inc. Class A........................................     118,161     120,356,431            0.6%
*     Alphabet, Inc. Class C........................................     124,279     126,432,755            0.6%
      Apple, Inc....................................................   3,913,148     646,686,839            2.9%
      Cisco Systems, Inc............................................   2,718,780     120,414,766            0.6%
*     Facebook, Inc. Class A........................................   1,237,400     212,832,800            1.0%
      Intel Corp....................................................   4,040,870     208,589,709            0.9%
      International Business Machines Corp..........................     653,350      94,709,616            0.4%
      Mastercard, Inc. Class A......................................     700,725     124,918,246            0.6%
      Microsoft Corp................................................   5,151,344     481,753,691            2.2%
      NVIDIA Corp...................................................     392,995      88,384,576            0.4%
      Oracle Corp...................................................   1,422,583      64,969,366            0.3%
      Texas Instruments, Inc........................................     718,388      72,866,095            0.3%
#     Visa, Inc. Class A............................................   1,135,441     144,064,754            0.7%
      Other Securities..............................................               2,203,281,936            9.6%
                                                                                 ---------------          ------
Total Information Technology........................................               4,780,808,627           21.4%
                                                                                 ---------------          ------
Materials -- (4.2%)
      DowDuPont, Inc................................................   1,302,048      82,341,516            0.4%
      Other Securities..............................................                 913,365,850            4.1%
                                                                                 ---------------          ------
Total Materials.....................................................                 995,707,366            4.5%
                                                                                 ---------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                  72,674,720            0.3%
                                                                                 ---------------          ------
Telecommunication Services -- (1.8%)
      AT&T, Inc.....................................................   5,436,136     177,761,647            0.8%
      Verizon Communications, Inc...................................   3,128,172     154,375,288            0.7%
      Other Securities..............................................                  84,398,112            0.4%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 416,535,047            1.9%
                                                                                 ---------------          ------
Utilities -- (2.4%)
      Other Securities..............................................                 580,329,413            2.6%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              22,045,954,819           98.9%
                                                                                 ---------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                     367,953            0.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     183,574            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              22,046,506,346
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 237,183,114     237,183,114            1.1%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@  DFA Short Term Investment Fund................................ 136,862,551   1,583,499,719            7.1%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,300,248,304)..........................................               $23,867,189,179          107.1%
                                                                                 ===============          ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...   1,435    06/15/18  $195,761,763 $189,922,250  $(5,839,513)
                                               ------------ ------------  ------------
Total futures contracts..                      $195,761,763 $189,922,250  $(5,839,513)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               ---------------  -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 3,513,037,611  $          225   --    $ 3,513,037,836
  Consumer Staples............   1,338,894,895              --   --      1,338,894,895
  Energy......................   1,232,018,312              --   --      1,232,018,312
  Financials..................   3,511,103,275          35,411   --      3,511,138,686
  Health Care.................   2,620,833,369              --   --      2,620,833,369
  Industrials.................   2,983,976,548              --   --      2,983,976,548
  Information Technology......   4,780,808,627              --   --      4,780,808,627
  Materials...................     995,707,366              --   --        995,707,366
  Real Estate.................      72,674,720              --   --         72,674,720
  Telecommunication Services..     416,535,047              --   --        416,535,047
  Utilities...................     580,329,413              --   --        580,329,413
Preferred Stocks
  Consumer Discretionary......         367,953              --   --            367,953
Rights/Warrants...............              --         183,574   --            183,574
Temporary Cash Investments....     237,183,114              --   --        237,183,114
Securities Lending Collateral.              --   1,583,499,719   --      1,583,499,719
Futures Contracts**...........      (5,839,513)             --   --         (5,839,513)
                               ---------------  --------------   --    ---------------
TOTAL......................... $22,277,630,737  $1,583,718,929   --    $23,861,349,666
                               ===============  ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
 COMMON STOCKS -- (92.0%)
 Consumer Discretionary -- (14.0%)
 *   Amazon.com, Inc..................   205,727 $  322,195,227            1.3%
     Best Buy Co., Inc................   790,787     60,518,929            0.3%
     Comcast Corp. Class A............ 5,784,188    181,565,661            0.8%
     Home Depot, Inc. (The)...........   604,278    111,670,574            0.5%
     Time Warner, Inc.................   819,384     77,677,603            0.3%
     Walt Disney Co. (The)............ 1,012,945    101,628,772            0.4%
     Other Securities.................            2,767,314,356           11.4%
                                                 --------------           -----
 Total Consumer Discretionary.........            3,622,571,122           15.0%
                                                 --------------           -----
 Consumer Staples -- (5.1%)
     Altria Group, Inc................ 1,147,485     64,385,383            0.3%
     Coca-Cola Co. (The).............. 2,039,354     88,120,486            0.4%
     PepsiCo, Inc.....................   675,464     68,181,336            0.3%
     Procter & Gamble Co. (The)....... 1,360,960     98,451,846            0.4%
     Walmart, Inc..................... 1,744,789    154,344,035            0.6%
     Other Securities.................              835,111,425            3.4%
                                                 --------------           -----
 Total Consumer Staples...............            1,308,594,511            5.4%
                                                 --------------           -----
 Energy -- (5.8%)
     Chevron Corp..................... 1,188,328    148,671,716            0.6%
     Exxon Mobil Corp................. 3,018,867    234,716,909            1.0%
     Other Securities.................            1,122,574,292            4.7%
                                                 --------------           -----
 Total Energy.........................            1,505,962,917            6.3%
                                                 --------------           -----
 Financials -- (17.6%)
     American Express Co..............   809,859     79,973,576            0.3%
     Bank of America Corp............. 6,763,707    202,370,113            0.9%
 *   Berkshire Hathaway, Inc. Class B.   986,197    191,055,945            0.8%
     Citigroup, Inc................... 1,729,366    118,063,817            0.5%
     Goldman Sachs Group, Inc. (The)..   284,073     67,703,118            0.3%
     JPMorgan Chase & Co.............. 2,971,967    323,290,570            1.4%
     U.S. Bancorp..................... 1,203,717     60,727,523            0.3%
     Wells Fargo & Co................. 4,176,962    217,034,946            0.9%
     Other Securities.................            3,304,535,070           13.6%
                                                 --------------           -----
 Total Financials.....................            4,564,754,678           19.0%
                                                 --------------           -----
 Health Care -- (10.2%)
     AbbVie, Inc......................   752,746     72,677,626            0.3%
     CVS Health Corp..................   988,292     69,012,430            0.3%
     Gilead Sciences, Inc............. 1,079,751     77,990,415            0.3%
     Johnson & Johnson................ 1,483,658    187,667,900            0.8%
     Merck & Co., Inc................. 1,225,225     72,128,996            0.3%
     Pfizer, Inc...................... 5,173,380    189,397,442            0.8%
     UnitedHealth Group, Inc..........   617,082    145,878,185            0.6%
     Other Securities.................            1,839,914,780            7.6%
                                                 --------------           -----
 Total Health Care....................            2,654,667,774           11.0%
                                                 --------------           -----
 Industrials -- (13.1%)
     Boeing Co. (The).................   269,827     90,003,494            0.4%
     Caterpillar, Inc.................   431,816     62,336,958            0.3%
     FedEx Corp.......................   275,432     68,086,790            0.3%
     Union Pacific Corp...............   671,012     89,667,334            0.4%
     United Technologies Corp.........   573,727     68,933,299            0.3%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                   Percentage
                                                                       Shares        Value+      of Net Assets**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
      Other Securities..............................................             $ 3,021,506,427           12.4%
                                                                                 ---------------          ------
Total Industrials...................................................               3,400,534,302           14.1%
                                                                                 ---------------          ------
Information Technology -- (17.9%)
*     Alphabet, Inc. Class A........................................      95,859      97,640,060            0.4%
*     Alphabet, Inc. Class C........................................     100,881     102,629,268            0.4%
      Apple, Inc....................................................   3,188,839     526,987,533            2.2%
      Cisco Systems, Inc............................................   4,353,001     192,794,414            0.8%
*     Facebook, Inc. Class A........................................     743,377     127,860,844            0.5%
      Intel Corp....................................................   5,141,165     265,386,937            1.1%
      International Business Machines Corp..........................     558,581      80,971,902            0.3%
      Mastercard, Inc. Class A......................................     463,101      82,557,015            0.4%
*     Micron Technology, Inc........................................   1,627,340      74,825,093            0.3%
      Microsoft Corp................................................   3,767,654     352,351,002            1.5%
      NVIDIA Corp...................................................     458,835     103,191,991            0.4%
      Oracle Corp...................................................   1,640,590      74,925,745            0.3%
      QUALCOMM, Inc.................................................   1,260,628      64,304,634            0.3%
#     Visa, Inc. Class A............................................     940,893     119,380,504            0.5%
      Other Securities..............................................               2,371,709,769            9.9%
                                                                                 ---------------          ------
Total Information Technology........................................               4,637,516,711           19.3%
                                                                                 ---------------          ------
Materials -- (4.3%)
      DowDuPont, Inc................................................   1,209,038      76,459,563            0.3%
      Other Securities..............................................               1,034,082,315            4.3%
                                                                                 ---------------          ------
Total Materials.....................................................               1,110,541,878            4.6%
                                                                                 ---------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                  94,651,218            0.4%
                                                                                 ---------------          ------
Telecommunication Services -- (2.0%)
      AT&T, Inc.....................................................   7,787,751     254,659,458            1.1%
      Verizon Communications, Inc...................................   3,286,048     162,166,469            0.7%
      Other Securities..............................................                 111,172,134            0.4%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 527,998,061            2.2%
                                                                                 ---------------          ------
Utilities -- (1.6%)
      Other Securities..............................................                 419,211,449            1.7%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              23,847,004,621           99.0%
                                                                                 ---------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                     570,384            0.0%
                                                                                 ---------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     182,300            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              23,847,757,305
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 235,937,300     235,937,300            1.0%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@  DFA Short Term Investment Fund................................ 159,543,985   1,845,923,909            7.6%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,541,128,884)..........................................               $25,929,618,514          107.6%
                                                                                 ===============          ======

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...   1,555    06/15/18  $212,253,911 $205,804,250  $(6,449,661)
                                               ------------ ------------  ------------
Total futures contracts..                      $212,253,911 $205,804,250  $(6,449,661)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               ---------------  -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 3,622,570,606  $          516   --    $ 3,622,571,122
  Consumer Staples............   1,308,594,511              --   --      1,308,594,511
  Energy......................   1,505,962,917              --   --      1,505,962,917
  Financials..................   4,564,695,309          59,369   --      4,564,754,678
  Health Care.................   2,654,667,774              --   --      2,654,667,774
  Industrials.................   3,400,534,302              --   --      3,400,534,302
  Information Technology......   4,637,499,765          16,946   --      4,637,516,711
  Materials...................   1,110,541,878              --   --      1,110,541,878
  Real Estate.................      94,651,218              --   --         94,651,218
  Telecommunication Services..     527,998,061              --   --        527,998,061
  Utilities...................     419,211,449              --   --        419,211,449
Preferred Stocks
  Consumer Discretionary......         570,384              --   --            570,384
Rights/Warrants...............              --         182,300   --            182,300
Temporary Cash Investments....     235,937,300              --   --        235,937,300
Securities Lending Collateral.              --   1,845,923,909   --      1,845,923,909
Futures Contracts**...........      (6,449,661)             --   --         (6,449,661)
                               ---------------  --------------   --    ---------------
TOTAL......................... $24,076,985,812  $1,846,183,040   --    $25,923,168,852
                               ===============  ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                              Percentage
                                                    Shares       Value+     of Net Assets**
                                                    ------       ------     ---------------
COMMON STOCKS -- (89.5%)
Consumer Discretionary -- (12.6%)
*   Charter Communications, Inc. Class A..........    35,911 $    9,742,295            0.2%
    Comcast Corp. Class A.........................   487,867     15,314,145            0.3%
    Ford Motor Co................................. 1,060,195     11,916,592            0.3%
    General Motors Co.............................   390,610     14,351,011            0.3%
#   Kohl's Corp...................................   177,964     11,055,124            0.2%
    Lennar Corp. Class A..........................   259,298     13,714,271            0.3%
    Time Warner, Inc..............................    94,912      8,997,658            0.2%
*   Urban Outfitters, Inc.........................   199,203      8,021,905            0.2%
    Walt Disney Co. (The).........................   118,253     11,864,323            0.3%
    Other Securities..............................              557,351,536           11.6%
                                                             --------------           -----
Total Consumer Discretionary......................              662,328,860           13.9%
                                                             --------------           -----
Consumer Staples -- (3.5%)
    Procter & Gamble Co. (The)....................   116,144      8,401,857            0.2%
    Walmart, Inc..................................   198,213     17,533,922            0.4%
    Other Securities..............................              156,071,240            3.2%
                                                             --------------           -----
Total Consumer Staples............................              182,007,019            3.8%
                                                             --------------           -----
Energy -- (7.3%)
    Andeavor......................................   137,631     19,037,120            0.4%
    Chevron Corp..................................   211,373     26,444,876            0.6%
    Exxon Mobil Corp..............................   261,711     20,348,030            0.4%
    HollyFrontier Corp............................   182,118     11,052,741            0.2%
    Valero Energy Corp............................   104,590     11,602,169            0.3%
    Other Securities..............................              293,854,623            6.2%
                                                             --------------           -----
Total Energy......................................              382,339,559            8.1%
                                                             --------------           -----
Financials -- (22.8%)
#   Ally Financial, Inc...........................   307,805      8,033,710            0.2%
    American Financial Group, Inc.................    69,889      7,912,833            0.2%
    Bank of America Corp.......................... 1,187,298     35,523,956            0.8%
*   Berkshire Hathaway, Inc. Class B..............    47,977      9,294,584            0.2%
    Citigroup, Inc................................   312,527     21,336,218            0.5%
    First American Financial Corp.................   149,802      7,656,380            0.2%
    First Horizon National Corp...................   423,869      7,756,803            0.2%
    Goldman Sachs Group, Inc. (The)...............    44,550     10,617,601            0.2%
    Hartford Financial Services Group, Inc. (The).   171,851      9,252,458            0.2%
    JPMorgan Chase & Co...........................   550,713     59,906,560            1.3%
    Lincoln National Corp.........................   111,851      7,901,155            0.2%
    Morgan Stanley................................   171,784      8,867,490            0.2%
    PNC Financial Services Group, Inc. (The)......    54,544      7,942,152            0.2%
    Principal Financial Group, Inc................   157,281      9,314,181            0.2%
    Regions Financial Corp........................   533,364      9,973,907            0.2%
#   Sterling Bancorp..............................   377,574      8,967,382            0.2%
    Wells Fargo & Co..............................   846,080     43,962,317            0.9%
    Other Securities..............................              926,755,927           19.2%
                                                             --------------           -----
Total Financials..................................            1,200,975,614           25.3%
                                                             --------------           -----
Health Care -- (7.4%)
    Johnson & Johnson.............................   114,841     14,526,238            0.3%
    Merck & Co., Inc..............................   149,737      8,815,017            0.2%
    Pfizer, Inc...................................   426,044     15,597,471            0.3%
    UnitedHealth Group, Inc.......................    74,301     17,564,756            0.4%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                 Percentage
                                                                       Shares       Value+     of Net Assets**
                                                                       ------       ------     ---------------
Health Care -- (Continued)
      Other Securities..............................................            $  336,043,803            7.1%
                                                                                --------------          ------
Total Health Care...................................................               392,547,285            8.3%
                                                                                --------------          ------
Industrials -- (14.6%)
      Trinity Industries, Inc.......................................    252,771      8,055,812            0.2%
#*    XPO Logistics, Inc............................................     99,123      9,630,791            0.2%
      Other Securities..............................................               749,059,644           15.7%
                                                                                --------------          ------
Total Industrials...................................................               766,746,247           16.1%
                                                                                --------------          ------
Information Technology -- (13.0%)
*     Alphabet, Inc. Class A........................................     10,540     10,735,833            0.2%
*     Alphabet, Inc. Class C........................................     11,067     11,258,791            0.2%
      Apple, Inc....................................................    285,245     47,139,589            1.0%
      Cisco Systems, Inc............................................    479,871     21,253,487            0.5%
      Intel Corp....................................................    578,019     29,837,341            0.6%
*     Micron Technology, Inc........................................    295,915     13,606,172            0.3%
      Microsoft Corp................................................    278,222     26,019,321            0.6%
      MKS Instruments, Inc..........................................     79,909      8,182,682            0.2%
      Other Securities..............................................               518,956,645           10.9%
                                                                                --------------          ------
Total Information Technology........................................               686,989,861           14.5%
                                                                                --------------          ------
Materials -- (5.0%)
      Reliance Steel & Aluminum Co..................................     96,442      8,479,181            0.2%
      Other Securities..............................................               255,929,062            5.4%
                                                                                --------------          ------
Total Materials.....................................................               264,408,243            5.6%
                                                                                --------------          ------
Real Estate -- (0.5%)
      Other Securities..............................................                25,085,628            0.5%
                                                                                --------------          ------
Telecommunication Services -- (1.9%)
      AT&T, Inc.....................................................  1,702,949     55,686,432            1.2%
      Verizon Communications, Inc...................................    270,126     13,330,718            0.3%
      Other Securities..............................................                32,614,068            0.6%
                                                                                --------------          ------
Total Telecommunication Services....................................               101,631,218            2.1%
                                                                                --------------          ------
Utilities -- (0.9%)
      Other Securities..............................................                46,651,705            1.0%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             4,711,711,239           99.2%
                                                                                --------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                   354,876            0.0%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    24,642            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             4,712,090,757
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 42,523,470     42,523,470            0.9%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (9.7%)
(S)@  DFA Short Term Investment Fund................................ 43,975,305    508,794,277           10.7%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,693,793,226)...........................................              $5,263,408,504          110.8%
                                                                                ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    273     06/15/18  $37,192,248 $36,131,550  $(1,060,698)
                                               ----------- -----------  ------------
Total futures contracts..                      $37,192,248 $36,131,550  $(1,060,698)
                                               =========== ===========  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------  ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  662,328,860            --   --    $  662,328,860
  Consumer Staples............    182,007,019            --   --       182,007,019
  Energy......................    382,339,559            --   --       382,339,559
  Financials..................  1,200,951,541  $     24,073   --     1,200,975,614
  Health Care.................    392,547,285            --   --       392,547,285
  Industrials.................    766,746,247            --   --       766,746,247
  Information Technology......    686,989,861            --   --       686,989,861
  Materials...................    264,408,243            --   --       264,408,243
  Real Estate.................     25,085,628            --   --        25,085,628
  Telecommunication Services..    101,631,218            --   --       101,631,218
  Utilities...................     46,651,705            --   --        46,651,705
Preferred Stocks
  Consumer Discretionary......        354,876            --   --           354,876
Rights/Warrants...............             --        24,642   --            24,642
Temporary Cash Investments....     42,523,470            --   --        42,523,470
Securities Lending Collateral.             --   508,794,277   --       508,794,277
Futures Contracts**...........     (1,060,698)           --   --        (1,060,698)
                               --------------  ------------   --    --------------
TOTAL......................... $4,753,504,814  $508,842,992   --    $5,262,347,806
                               ==============  ============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                        Percentage
                                              Shares       Value+     of Net Assets**
                                              ------       ------     ---------------
COMMON STOCKS -- (84.0%)
Consumer Discretionary -- (13.8%)
    American Eagle Outfitters, Inc.......... 1,963,139 $   40,597,715            0.2%
#*  Deckers Outdoor Corp....................   639,202     59,611,979            0.4%
#*  Five Below, Inc.........................   539,274     38,078,137            0.2%
    ILG, Inc................................ 1,237,829     42,247,104            0.3%
#   New York Times Co. (The) Class A........ 1,575,565     36,946,999            0.2%
#   Texas Roadhouse, Inc....................   629,062     40,310,293            0.2%
#*  Urban Outfitters, Inc................... 1,037,098     41,763,936            0.2%
#*  Visteon Corp............................   330,397     41,114,603            0.2%
#   Wendy's Co. (The)....................... 2,441,546     40,871,480            0.2%
    Other Securities........................            2,462,338,581           14.1%
                                                       --------------           -----
Total Consumer Discretionary................            2,843,880,827           16.2%
                                                       --------------           -----
Consumer Staples -- (3.5%)
    Other Securities........................              725,010,505            4.1%
                                                       --------------           -----
Energy -- (5.3%)
#   Delek US Holdings, Inc..................   848,460     40,191,550            0.2%
#*  Matador Resources Co.................... 1,114,338     36,483,426            0.2%
#   PBF Energy, Inc. Class A................ 1,320,944     50,631,784            0.3%
#*  PDC Energy, Inc.........................   705,692     37,782,750            0.2%
#*  SRC Energy, Inc......................... 3,217,843     35,524,987            0.2%
#*  Whiting Petroleum Corp..................   902,306     36,832,131            0.2%
    Other Securities........................              847,193,187            4.9%
                                                       --------------           -----
Total Energy................................            1,084,639,815            6.2%
                                                       --------------           -----
Financials -- (17.6%)
    Aspen Insurance Holdings, Ltd...........   871,501     36,995,217            0.2%
    Associated Banc-Corp.................... 1,647,398     43,573,677            0.3%
#   BancorpSouth Bank....................... 1,522,695     50,325,070            0.3%
    Cathay General Bancorp.................. 1,533,107     61,339,611            0.4%
#   Columbia Banking System, Inc............ 1,055,984     42,461,117            0.2%
    Evercore, Inc. Class A..................   494,814     50,099,917            0.3%
    FirstCash, Inc..........................   672,030     58,265,001            0.3%
    Fulton Financial Corp................... 2,145,209     36,254,032            0.2%
*   Green Dot Corp. Class A.................   636,314     38,694,254            0.2%
#   Interactive Brokers Group, Inc. Class A.   640,652     47,536,378            0.3%
    Popular, Inc............................   764,532     35,390,186            0.2%
    Primerica, Inc..........................   482,119     46,645,013            0.3%
#   Selective Insurance Group, Inc..........   763,279     45,186,117            0.3%
#   Sterling Bancorp........................ 2,509,716     59,605,755            0.3%
    TCF Financial Corp...................... 2,155,314     53,516,447            0.3%
    UMB Financial Corp......................   486,895     37,286,419            0.2%
#   Valley National Bancorp................. 2,903,022     36,432,926            0.2%
    Other Securities........................            2,842,386,551           16.2%
                                                       --------------           -----
Total Financials............................            3,621,993,688           20.7%
                                                       --------------           -----
Health Care -- (7.4%)
    Cantel Medical Corp.....................   383,723     43,003,837            0.3%
#   Chemed Corp.............................   137,239     42,299,805            0.3%
*   Haemonetics Corp........................   455,907     35,578,982            0.2%
    Other Securities........................            1,398,004,039            7.9%
                                                       --------------           -----
Total Health Care...........................            1,518,886,663            8.7%
                                                       --------------           -----

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                   Percentage
                                                                       Shares        Value+      of Net Assets**
                                                                       ------        ------      ---------------
Industrials -- (16.2%)
*     ASGN, Inc.....................................................     506,767 $    40,860,623            0.2%
#*    Cimpress NV...................................................     314,031      45,160,798            0.3%
      Insperity, Inc................................................     449,144      36,043,806            0.2%
#*    KLX, Inc......................................................     562,905      44,036,058            0.3%
#     Terex Corp....................................................   1,116,268      40,766,107            0.2%
      Other Securities..............................................               3,124,014,195           17.8%
                                                                                 ---------------          ------
Total Industrials...................................................               3,330,881,587           19.0%
                                                                                 ---------------          ------
Information Technology -- (11.2%)
*     CACI International, Inc. Class A..............................     241,640      36,499,722            0.2%
#*    Ciena Corp....................................................   1,408,658      36,272,943            0.2%
#*    Conduent, Inc.................................................   1,942,896      37,808,756            0.2%
#*    Cree, Inc.....................................................   1,214,607      45,329,133            0.3%
      Entegris, Inc.................................................   1,229,681      39,595,728            0.2%
      MKS Instruments, Inc..........................................     349,516      35,790,438            0.2%
*     Silicon Laboratories, Inc.....................................     421,780      39,183,362            0.2%
*     Zynga, Inc. Class A...........................................  10,461,381      36,091,764            0.2%
      Other Securities..............................................               2,012,047,161           11.5%
                                                                                 ---------------          ------
Total Information Technology........................................               2,318,619,007           13.2%
                                                                                 ---------------          ------
Materials -- (4.7%)
      Other Securities..............................................                 959,156,562            5.5%
                                                                                 ---------------          ------
Real Estate -- (0.6%)
      Other Securities..............................................                 127,466,427            0.7%
                                                                                 ---------------          ------
Telecommunication Services -- (0.8%)
      Other Securities..............................................                 166,880,395            1.0%
                                                                                 ---------------          ------
Utilities -- (2.9%)
      ALLETE, Inc...................................................     475,869      36,361,150            0.2%
      WGL Holdings, Inc.............................................     421,322      35,854,502            0.2%
      Other Securities..............................................                 534,552,009            3.1%
                                                                                 ---------------          ------
Total Utilities.....................................................                 606,767,661            3.5%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              17,304,183,137           98.8%
                                                                                 ---------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                   1,709,186            0.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                      29,845            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              17,305,922,168
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 169,289,827     169,289,827            1.0%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (15.2%)
(S)@  DFA Short Term Investment Fund................................ 269,966,850   3,123,516,458           17.8%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,354,354,169)..........................................               $20,598,728,453          117.6%
                                                                                 ===============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...   1,113    06/15/18  $151,164,635 $147,305,550  $(3,859,085)
                                               ------------ ------------  ------------
Total futures contracts..                      $151,164,635 $147,305,550  $(3,859,085)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               ---------------  -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,843,879,477  $        1,350   --    $ 2,843,880,827
  Consumer Staples............     725,010,505              --   --        725,010,505
  Energy......................   1,084,639,815              --   --      1,084,639,815
  Financials..................   3,621,858,586         135,102   --      3,621,993,688
  Health Care.................   1,518,886,663              --   --      1,518,886,663
  Industrials.................   3,330,881,587              --   --      3,330,881,587
  Information Technology......   2,318,577,147          41,860   --      2,318,619,007
  Materials...................     959,156,562              --   --        959,156,562
  Real Estate.................     127,466,427              --   --        127,466,427
  Telecommunication Services..     166,880,395              --   --        166,880,395
  Utilities...................     606,767,661              --   --        606,767,661
Preferred Stocks
  Consumer Discretionary......       1,709,186              --   --          1,709,186
Rights/Warrants...............              --          29,845   --             29,845
Temporary Cash Investments....     169,289,827              --   --        169,289,827
Securities Lending Collateral.              --   3,123,516,458   --      3,123,516,458
Futures Contracts**...........      (3,859,085)             --   --         (3,859,085)
                               ---------------  --------------   --    ---------------
TOTAL......................... $17,471,144,753  $3,123,724,615   --    $20,594,869,368
                               ===============  ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                        Percentage
                                              Shares       Value+     of Net Assets**
                                              ------       ------     ---------------
COMMON STOCKS -- (86.2%)
Consumer Discretionary -- (12.7%)
#   Caleres, Inc............................   493,103 $   16,139,261            0.3%
    Callaway Golf Co........................ 1,105,362     19,078,548            0.3%
#*  Cavco Industries, Inc...................    96,967     16,518,328            0.3%
    La-Z-Boy, Inc...........................   558,862     16,095,226            0.3%
#*  Shutterfly, Inc.........................   213,257     17,256,756            0.3%
#   Sonic Corp..............................   605,445     15,687,080            0.2%
    Other Securities........................              837,176,853           12.8%
                                                       --------------           -----
Total Consumer Discretionary................              937,952,052           14.5%
                                                       --------------           -----
Consumer Staples -- (3.1%)
#   Calavo Growers, Inc.....................   186,492     17,474,300            0.3%
    Inter Parfums, Inc......................   301,212     15,422,054            0.2%
#   MGP Ingredients, Inc....................   188,068     18,015,034            0.3%
#*  USANA Health Sciences, Inc..............   166,462     17,570,064            0.3%
#   WD-40 Co................................   144,160     19,014,704            0.3%
    Other Securities........................              141,297,795            2.2%
                                                       --------------           -----
Total Consumer Staples......................              228,793,951            3.6%
                                                       --------------           -----
Energy -- (4.3%)
    Other Securities........................              317,128,604            4.9%
                                                       --------------           -----
Financials -- (19.3%)
#   Ameris Bancorp..........................   332,383     17,184,201            0.3%
#*  BofI Holding, Inc.......................   403,609     16,257,371            0.3%
    Boston Private Financial Holdings, Inc..   956,143     15,346,095            0.2%
    FBL Financial Group, Inc. Class A.......   215,835     16,781,171            0.3%
    First Financial Bancorp.................   841,680     26,049,996            0.4%
*   Green Dot Corp. Class A.................   285,832     17,381,444            0.3%
    Horace Mann Educators Corp..............   410,677     18,357,262            0.3%
#   Independent Bank Corp...................   207,836     15,026,543            0.2%
    Infinity Property & Casualty Corp.......   121,048     15,978,336            0.3%
#   Walker & Dunlop, Inc....................   339,012     19,360,975            0.3%
    Other Securities........................            1,256,342,503           19.3%
                                                       --------------           -----
Total Financials............................            1,434,065,897           22.2%
                                                       --------------           -----
Health Care -- (9.1%)
#*  Amedisys, Inc...........................   228,635     15,110,487            0.2%
    CONMED Corp.............................   269,310     17,513,229            0.3%
*   Emergent BioSolutions, Inc..............   301,686     15,645,436            0.3%
#*  Integer Holdings Corp...................   281,395     15,448,585            0.2%
#*  LHC Group, Inc..........................   288,756     21,489,222            0.3%
*   Merit Medical Systems, Inc..............   398,201     19,312,748            0.3%
#*  Omnicell, Inc...........................   390,314     16,822,533            0.3%
    Other Securities........................              551,355,567            8.5%
                                                       --------------           -----
Total Health Care...........................              672,697,807           10.4%
                                                       --------------           -----
Industrials -- (18.5%)
#   Albany International Corp. Class A......   261,344     15,458,498            0.2%
#*  Axon Enterprise, Inc....................   376,999     15,826,418            0.2%
*   Chart Industries, Inc...................   336,140     19,072,584            0.3%
    Comfort Systems USA, Inc................   378,197     15,959,913            0.3%
    Exponent, Inc...........................   240,120     20,746,368            0.3%
    Forward Air Corp........................   306,722     16,559,921            0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                           Percentage
                                                                 Shares       Value+     of Net Assets**
                                                                 ------       ------     ---------------
Industrials -- (Continued)
      Insperity, Inc..........................................    250,532 $   20,105,193            0.3%
      Kaman Corp..............................................    281,442     17,066,643            0.3%
      Korn/Ferry International................................    291,758     15,597,383            0.2%
      SkyWest, Inc............................................    302,118     17,190,514            0.3%
      Other Securities........................................             1,197,489,189           18.5%
                                                                          --------------          ------
Total Industrials.............................................             1,371,072,624           21.2%
                                                                          --------------          ------
Information Technology -- (10.9%)
      Cabot Microelectronics Corp.............................    169,883     17,234,630            0.3%
*     ExlService Holdings, Inc................................    265,274     15,335,490            0.2%
      Methode Electronics, Inc................................    408,852     16,313,195            0.3%
*     Virtusa Corp............................................    358,465     17,256,505            0.3%
      Other Securities........................................               742,560,349           11.4%
                                                                          --------------          ------
Total Information Technology..................................               808,700,169           12.5%
                                                                          --------------          ------
Materials -- (4.5%)
*     Ferro Corp..............................................    883,136     19,437,823            0.3%
      Innospec, Inc...........................................    254,933     18,533,629            0.3%
#     Kaiser Aluminum Corp....................................    167,047     16,460,811            0.3%
      Quaker Chemical Corp....................................    104,311     15,332,674            0.2%
      Other Securities........................................               263,636,016            4.1%
                                                                          --------------          ------
Total Materials...............................................               333,400,953            5.2%
                                                                          --------------          ------
Real Estate -- (0.9%)
      Other Securities........................................                68,999,839            1.1%
                                                                          --------------          ------
Telecommunication Services -- (1.1%)
      Shenandoah Telecommunications Co........................    497,484     18,780,021            0.3%
#*    Vonage Holdings Corp....................................  1,577,569     17,637,221            0.3%
      Other Securities........................................                46,517,466            0.7%
                                                                          --------------          ------
Total Telecommunication Services..............................                82,934,708            1.3%
                                                                          --------------          ------
Utilities -- (1.8%)
#     American States Water Co................................    338,714     18,873,144            0.3%
#     California Water Service Group..........................    430,087     16,665,871            0.3%
      Other Securities........................................                97,526,792            1.5%
                                                                          --------------          ------
Total Utilities...............................................               133,065,807            2.1%
                                                                          --------------          ------
TOTAL COMMON STOCKS...........................................             6,388,812,411           99.0%
                                                                          --------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities........................................                 1,599,809            0.0%
                                                                          --------------          ------
TOTAL INVESTMENT SECURITIES...................................             6,390,412,220
                                                                          --------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market
       Fund, 1.630%........................................... 68,450,273     68,450,273            1.1%
                                                                          --------------          ------

SECURITIES LENDING COLLATERAL -- (12.9%)
(S)@  DFA Short Term Investment Fund.......................... 82,356,253    952,861,850           14.7%
                                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,135,363,364).....................................              $7,411,724,343          114.8%
                                                                          ==============          ======

U.S. MICRO CAP PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    441     06/15/18  $59,244,846 $58,366,350   $(878,496)
                                               ----------- -----------   ----------
Total futures contracts..                      $59,244,846 $58,366,350   $(878,496)
                                               =========== ===========   ==========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------  ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  937,940,573  $     11,479   --    $  937,952,052
  Consumer Staples............    228,793,951            --   --       228,793,951
  Energy......................    317,128,604            --   --       317,128,604
  Financials..................  1,433,958,382       107,515   --     1,434,065,897
  Health Care.................    672,697,807            --   --       672,697,807
  Industrials.................  1,371,072,624            --   --     1,371,072,624
  Information Technology......    808,679,091        21,078   --       808,700,169
  Materials...................    333,400,953            --   --       333,400,953
  Real Estate.................     68,999,839            --   --        68,999,839
  Telecommunication Services..     82,934,708            --   --        82,934,708
  Utilities...................    133,065,807            --   --       133,065,807
Preferred Stocks
  Consumer Discretionary......      1,599,809            --   --         1,599,809
Temporary Cash Investments....     68,450,273            --   --        68,450,273
Securities Lending Collateral.             --   952,861,850   --       952,861,850
Futures Contracts**...........       (878,496)           --   --          (878,496)
                               --------------  ------------   --    --------------
TOTAL......................... $6,457,843,925  $953,001,922   --    $7,410,845,847
                               ==============  ============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                              Percentage
                                        Shares    Value+    of Net Assets**
                                        ------    ------    ---------------
     COMMON STOCKS -- (96.5%)
     Consumer Discretionary -- (21.6%)
     *   Amazon.com, Inc...............   9,882 $15,476,497            4.1%
         Best Buy Co., Inc.............  26,735   2,046,030            0.5%
     *   Booking Holdings, Inc.........   1,900   4,138,200            1.1%
         Comcast Corp. Class A......... 207,454   6,511,981            1.7%
         General Motors Co.............  58,674   2,155,683            0.6%
         Home Depot, Inc. (The)........  44,398   8,204,750            2.2%
         Lowe's Cos., Inc..............  34,554   2,848,286            0.8%
         NIKE, Inc. Class B............  50,188   3,432,357            0.9%
         Starbucks Corp................  59,694   3,436,584            0.9%
         Target Corp...................  27,551   2,000,203            0.5%
         TJX Cos., Inc. (The)..........  25,534   2,166,560            0.6%
         Other Securities..............          31,781,151            8.3%
                                                -----------           -----
     Total Consumer Discretionary......          84,198,282           22.2%
                                                -----------           -----
     Consumer Staples -- (10.8%)
         Altria Group, Inc.............  99,762   5,597,646            1.5%
         Coca-Cola Co. (The)........... 139,399   6,023,431            1.6%
         Costco Wholesale Corp.........  19,530   3,850,535            1.0%
         Kroger Co. (The)..............  72,175   1,818,088            0.5%
         PepsiCo, Inc..................  61,999   6,258,179            1.7%
         Walmart, Inc..................  69,502   6,148,147            1.6%
         Other Securities..............          12,317,409            3.2%
                                                -----------           -----
     Total Consumer Staples............          42,013,435           11.1%
                                                -----------           -----
     Energy -- (1.0%)
         Other Securities..............           4,121,758            1.1%
                                                -----------           -----
     Financials -- (3.5%)
         American Express Co...........  34,262   3,383,372            0.9%
         Marsh & McLennan Cos., Inc....  23,613   1,924,459            0.5%
         Other Securities..............           8,209,319            2.1%
                                                -----------           -----
     Total Financials..................          13,517,150            3.5%
                                                -----------           -----
     Health Care -- (8.6%)
         AbbVie, Inc...................  60,005   5,793,483            1.5%
         Amgen, Inc....................  37,225   6,495,018            1.7%
     *   Biogen, Inc...................  10,164   2,780,870            0.7%
         Gilead Sciences, Inc..........  73,848   5,334,041            1.4%
         Humana, Inc...................   6,719   1,976,595            0.5%
         Other Securities..............          11,354,102            3.1%
                                                -----------           -----
     Total Health Care.................          33,734,109            8.9%
                                                -----------           -----
     Industrials -- (19.1%)
         3M Co.........................  25,546   4,965,887            1.3%
         Boeing Co. (The)..............  21,469   7,161,200            1.9%
         Caterpillar, Inc..............  31,722   4,579,388            1.2%
         Deere & Co....................  14,542   1,967,969            0.5%
         Delta Air Lines, Inc..........  37,804   1,974,125            0.5%
         FedEx Corp....................  10,904   2,695,469            0.7%
         Honeywell International, Inc..  32,412   4,689,368            1.2%
         Lockheed Martin Corp..........   6,780   2,175,295            0.6%
         Northrop Grumman Corp.........   6,106   1,966,376            0.5%
         Union Pacific Corp............  38,372   5,127,650            1.4%

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                                                              Percentage
                                                                      Shares      Value+    of Net Assets**
                                                                      ------      ------    ---------------
Industrials -- (Continued)
*     United Continental Holdings, Inc..............................    30,505 $  2,060,308            0.5%
      United Parcel Service, Inc. Class B...........................    24,946    2,831,371            0.7%
      Waste Management, Inc.........................................    22,100    1,796,509            0.5%
      Other Securities..............................................             30,354,202            8.1%
                                                                               ------------          ------
Total Industrials...................................................             74,345,117           19.6%
                                                                               ------------          ------
Information Technology -- (24.8%)
      Accenture P.L.C. Class A......................................    27,652    4,180,982            1.1%
      Apple, Inc....................................................    89,989   14,871,582            3.9%
      Applied Materials, Inc........................................    53,426    2,653,669            0.7%
      Automatic Data Processing, Inc................................    18,107    2,138,075            0.6%
      International Business Machines Corp..........................    43,611    6,321,851            1.7%
      Mastercard, Inc. Class A......................................    35,826    6,386,701            1.7%
*     Micron Technology, Inc........................................    63,854    2,936,007            0.8%
      Microsoft Corp................................................   154,653   14,463,149            3.8%
      NVIDIA Corp...................................................    22,785    5,124,347            1.3%
      Texas Instruments, Inc........................................    44,597    4,523,474            1.2%
      Visa, Inc. Class A............................................    73,493    9,324,792            2.5%
      Other Securities..............................................             23,754,179            6.2%
                                                                               ------------          ------
Total Information Technology........................................             96,678,808           25.5%
                                                                               ------------          ------
Materials -- (3.9%)
      LyondellBasell Industries NV Class A..........................    17,345    1,833,887            0.5%
      Other Securities..............................................             13,293,706            3.5%
                                                                               ------------          ------
Total Materials.....................................................             15,127,593            4.0%
                                                                               ------------          ------
Telecommunication Services -- (3.1%)
      Verizon Communications, Inc...................................   210,719   10,398,982            2.7%
      Other Securities..............................................              1,531,510            0.4%
                                                                               ------------          ------
Total Telecommunication Services....................................             11,930,492            3.1%
                                                                               ------------          ------
Utilities -- (0.1%)
      Other Securities..............................................                360,251            0.1%
                                                                               ------------          ------
TOTAL COMMON STOCKS.................................................            376,026,995           99.1%
                                                                               ------------          ------
TOTAL INVESTMENT SECURITIES.........................................            376,026,995
                                                                               ------------

TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 2,636,478    2,636,478            0.7%
                                                                               ------------          ------

SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund................................   954,395   11,042,353            2.9%
                                                                               ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $376,352,979).............................................             $389,705,826          102.7%
                                                                               ============          ======

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1      Level 2   Level 3    Total
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 84,198,282          --   --    $ 84,198,282
    Consumer Staples............   42,013,435          --   --      42,013,435
    Energy......................    4,121,758          --   --       4,121,758
    Financials..................   13,517,150          --   --      13,517,150
    Health Care.................   33,734,109          --   --      33,734,109
    Industrials.................   74,345,117          --   --      74,345,117
    Information Technology......   96,678,808          --   --      96,678,808
    Materials...................   15,127,593          --   --      15,127,593
    Telecommunication Services..   11,930,492          --   --      11,930,492
    Utilities...................      360,251          --   --         360,251
  Temporary Cash Investments....    2,636,478          --   --       2,636,478
  Securities Lending Collateral.           -- $11,042,353   --      11,042,353
                                 ------------ -----------   --    ------------
  TOTAL......................... $378,663,473 $11,042,353   --    $389,705,826
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                              Percentage
                                                    Shares       Value+     of Net Assets**
                                                    ------       ------     ---------------
COMMON STOCKS -- (92.5%)
Real Estate -- (92.5%)
#   Alexandria Real Estate Equities, Inc..........   892,956 $  111,235,529            1.3%
    American Campus Communities, Inc.............. 1,255,493     49,102,331            0.6%
#   American Homes 4 Rent Class A................. 2,283,779     46,132,336            0.6%
    American Tower Corp........................... 3,246,594    442,705,558            5.3%
    Apartment Investment & Management Co. Class A. 1,491,202     60,542,801            0.7%
    AvalonBay Communities, Inc.................... 1,294,940    211,075,220            2.5%
    Boston Properties, Inc........................ 1,477,060    179,329,855            2.1%
    Brixmor Property Group, Inc................... 2,888,376     43,007,919            0.5%
    Camden Property Trust.........................   831,494     71,009,588            0.9%
    Crown Castle International Corp............... 2,723,366    274,705,928            3.3%
    CubeSmart..................................... 1,710,433     50,355,148            0.6%
    DCT Industrial Trust, Inc.....................   894,750     58,668,757            0.7%
#   Digital Realty Trust, Inc..................... 1,902,197    201,043,201            2.4%
    Douglas Emmett, Inc........................... 1,423,845     53,066,703            0.6%
    Duke Realty Corp.............................. 3,372,012     91,381,525            1.1%
    Equinix, Inc..................................   720,471    303,166,992            3.6%
    Equity LifeStyle Properties, Inc..............   780,714     69,608,460            0.8%
    Equity Residential............................ 3,456,874    213,323,695            2.5%
    Essex Property Trust, Inc.....................   629,004    150,765,969            1.8%
#   Extra Space Storage, Inc...................... 1,196,092    107,157,882            1.3%
    Federal Realty Investment Trust...............   683,759     79,213,480            1.0%
    Forest City Realty Trust, Inc. Class A........ 2,292,067     45,978,864            0.6%
    Gaming and Leisure Properties, Inc............ 1,870,000     64,084,900            0.8%
    GGP, Inc...................................... 5,475,114    109,447,529            1.3%
    HCP, Inc...................................... 4,450,308    103,959,195            1.2%
#   Healthcare Trust of America, Inc. Class A..... 1,788,675     44,698,988            0.5%
    Host Hotels & Resorts, Inc.................... 7,137,258    139,604,766            1.7%
    Hudson Pacific Properties, Inc................ 1,467,570     48,239,026            0.6%
#   Iron Mountain, Inc............................ 2,406,163     81,665,172            1.0%
    Kilroy Realty Corp............................   928,148     66,520,367            0.8%
#   Kimco Realty Corp............................. 4,041,002     58,634,939            0.7%
    Liberty Property Trust........................ 1,442,711     60,334,174            0.7%
#   Macerich Co. (The)............................ 1,318,443     75,968,686            0.9%
    Mid-America Apartment Communities, Inc........ 1,102,863    100,867,850            1.2%
#   National Retail Properties, Inc............... 1,396,299     53,115,214            0.6%
#   Omega Healthcare Investors, Inc............... 1,865,077     48,454,700            0.6%
    Prologis, Inc................................. 4,905,234    318,398,739            3.8%
#   Public Storage................................ 1,417,866    286,097,001            3.4%
#   Realty Income Corp............................ 2,544,343    128,514,765            1.5%
#   Regency Centers Corp.......................... 1,577,470     92,834,109            1.1%
*   SBA Communications Corp....................... 1,053,536    168,808,073            2.0%
    Simon Property Group, Inc..................... 2,848,508    445,335,741            5.3%
#   SL Green Realty Corp..........................   968,768     94,687,384            1.1%
    Sun Communities, Inc..........................   707,995     66,445,331            0.8%
    UDR, Inc...................................... 2,540,787     91,849,450            1.1%
    Ventas, Inc................................... 3,366,639    173,112,577            2.1%
    VEREIT, Inc................................... 9,261,049     62,975,133            0.8%
    Vornado Realty Trust.......................... 1,639,064    111,505,524            1.3%
    Welltower, Inc................................ 3,448,237    184,273,785            2.2%
#   WP Carey, Inc.................................   959,557     61,267,714            0.7%
    Other Securities..............................            1,950,571,884           23.3%
                                                             --------------           -----
TOTAL COMMON STOCKS...............................            8,204,850,457           97.9%
                                                             --------------           -----
TOTAL INVESTMENT SECURITIES.......................            8,204,850,457
                                                             --------------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                           Percentage
                                                                 Shares       Value+     of Net Assets**
                                                                 ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market
       Fund, 1.630%........................................... 76,303,834 $   76,303,834            0.9%
                                                                          --------------          ------

SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@  DFA Short Term Investment Fund.......................... 51,017,424    590,271,592            7.0%
                                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,089,203,943).....................................              $8,871,425,883          105.8%
                                                                          ==============          ======

At April 30, 2018, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    528     06/15/18  $72,290,792 $69,880,800  $(2,409,992)
                                               ----------- -----------  ------------
Total futures contracts..                      $72,290,792 $69,880,800  $(2,409,992)
                                               =========== ===========  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------  ------------ ------- --------------
Common Stocks
  Real Estate................. $8,204,850,457            --   --    $8,204,850,457
Temporary Cash Investments....     76,303,834            --   --        76,303,834
Securities Lending Collateral.             --  $590,271,592   --       590,271,592
Futures Contracts**...........     (2,409,992)           --   --        (2,409,992)
                               --------------  ------------   --    --------------
TOTAL......................... $8,278,744,299  $590,271,592   --    $8,869,015,891
                               ==============  ============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                 Percentage
                                          Shares    Value++    of Net Assets**
                                          ------    -------    ---------------
 COMMON STOCKS -- (91.0%)
 AUSTRALIA -- (5.1%)
     BHP Billiton, Ltd................... 842,811 $ 19,662,146            0.4%
 #   Commonwealth Bank of Australia...... 461,654   24,857,495            0.5%
     CSL, Ltd............................ 133,309   17,075,421            0.3%
 #   National Australia Bank, Ltd........ 666,762   14,494,762            0.3%
 #   Westpac Banking Corp................ 807,067   17,336,155            0.4%
     Other Securities....................          178,889,335            3.6%
                                                  ------------            ----
 TOTAL AUSTRALIA.........................          272,315,314            5.5%
                                                  ------------            ----

 AUSTRIA -- (0.3%)
     Other Securities....................           14,406,459            0.3%
                                                  ------------            ----

 BELGIUM -- (1.0%)
 #   Anheuser-Busch InBev SA/NV.......... 240,375   23,877,301            0.5%
     Other Securities....................           28,459,651            0.5%
                                                  ------------            ----
 TOTAL BELGIUM...........................           52,336,952            1.0%
                                                  ------------            ----

 CANADA -- (7.8%)
     Royal Bank of Canada................ 239,620   18,222,280            0.4%
     Other Securities....................          399,694,111            8.0%
                                                  ------------            ----
 TOTAL CANADA............................          417,916,391            8.4%
                                                  ------------            ----

 DENMARK -- (1.5%)
     Novo Nordisk A.S. Class B........... 483,626   22,743,922            0.5%
     Other Securities....................           55,869,431            1.1%
                                                  ------------            ----
 TOTAL DENMARK...........................           78,613,353            1.6%
                                                  ------------            ----

 FINLAND -- (1.0%)
     Other Securities....................           52,495,498            1.0%
                                                  ------------            ----

 FRANCE -- (8.8%)
     Air Liquide SA...................... 118,456   15,396,474            0.3%
     Airbus SE........................... 171,642   20,147,867            0.4%
     BNP Paribas SA...................... 281,596   21,739,002            0.4%
 #   L'Oreal SA..........................  68,023   16,379,233            0.3%
     LVMH Moet Hennessy Louis Vuitton SE.  84,168   29,291,458            0.6%
 #   Sanofi.............................. 238,754   18,876,431            0.4%
     Total SA............................ 478,047   30,046,060            0.6%
 #   Vinci SA............................ 150,019   14,999,446            0.3%
     Other Securities....................          307,379,559            6.2%
                                                  ------------            ----
 TOTAL FRANCE............................          474,255,530            9.5%
                                                  ------------            ----

 GERMANY -- (7.1%)
     Allianz SE..........................  70,671   16,715,374            0.3%
     BASF SE............................. 243,976   25,384,094            0.5%
     Bayer AG............................ 185,881   22,216,414            0.4%
     Daimler AG.......................... 326,426   25,662,975            0.5%
     Deutsche Telekom AG................. 950,035   16,629,046            0.3%
     SAP SE.............................. 205,747   22,859,640            0.5%
     Siemens AG.......................... 165,969   21,077,208            0.4%
     Other Securities....................          229,217,980            4.7%
                                                  ------------            ----
 TOTAL GERMANY...........................          379,762,731            7.6%
                                                  ------------            ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
HONG KONG -- (2.8%)
    AIA Group, Ltd........................ 3,407,600 $   30,454,394            0.6%
    Other Securities......................              120,519,004            2.4%
                                                     --------------           -----
TOTAL HONG KONG...........................              150,973,398            3.0%
                                                     --------------           -----

IRELAND -- (0.5%)
    Other Securities......................               27,898,520            0.6%
                                                     --------------           -----

ISRAEL -- (0.4%)
    Other Securities......................               20,540,578            0.4%
                                                     --------------           -----

ITALY -- (2.1%)
    Enel SpA.............................. 2,271,536     14,409,989            0.3%
    Other Securities......................               99,293,342            2.0%
                                                     --------------           -----
TOTAL ITALY...............................              113,703,331            2.3%
                                                     --------------           -----

JAPAN -- (21.8%)
    KDDI Corp.............................   545,800     14,651,234            0.3%
    Keyence Corp..........................    26,902     16,404,281            0.3%
    SoftBank Group Corp...................   255,888     19,552,066            0.4%
    Sony Corp.............................   358,400     16,739,465            0.3%
    Sumitomo Mitsui Financial Group, Inc..   341,940     14,251,458            0.3%
    Toyota Motor Corp.....................   456,923     29,961,512            0.6%
    Other Securities......................            1,057,813,532           21.3%
                                                     --------------           -----
TOTAL JAPAN...............................            1,169,373,548           23.5%
                                                     --------------           -----

NETHERLANDS -- (2.9%)
#   Unilever NV...........................   268,265     15,379,248            0.3%
    Other Securities......................              138,851,932            2.8%
                                                     --------------           -----
TOTAL NETHERLANDS.........................              154,231,180            3.1%
                                                     --------------           -----

NEW ZEALAND -- (0.3%)
    Other Securities......................               13,775,753            0.3%
                                                     --------------           -----

NORWAY -- (0.8%)
    Other Securities......................               41,208,006            0.8%
                                                     --------------           -----

PORTUGAL -- (0.2%)
    Other Securities......................                8,251,850            0.2%
                                                     --------------           -----

SINGAPORE -- (1.1%)
    Other Securities......................               61,548,842            1.2%
                                                     --------------           -----

SPAIN -- (2.7%)
#   Banco Santander SA.................... 3,760,684     24,297,484            0.5%
    Other Securities......................              118,997,784            2.4%
                                                     --------------           -----
TOTAL SPAIN...............................              143,295,268            2.9%
                                                     --------------           -----

SWEDEN -- (2.3%)
    Other Securities......................              125,563,588            2.5%
                                                     --------------           -----

SWITZERLAND -- (6.0%)
    Nestle SA.............................   825,815     63,975,951            1.3%
    Novartis AG...........................   437,543     33,679,563            0.7%
    Roche Holding AG......................   205,182     45,588,846            0.9%
    Other Securities......................              181,053,529            3.6%
                                                     --------------           -----
TOTAL SWITZERLAND.........................              324,297,889            6.5%
                                                     --------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                         Shares      Value++     of Net Assets**
                                                         ------      -------     ---------------
UNITED KINGDOM -- (14.5%)
#     Anglo American P.L.C............................    599,142 $   14,097,362            0.3%
#     AstraZeneca P.L.C. Sponsored ADR................    461,956     16,413,297            0.3%
      BP P.L.C. Sponsored ADR.........................    841,441     37,519,832            0.8%
      British American Tobacco P.L.C..................    330,890     18,148,482            0.4%
      Diageo P.L.C. Sponsored ADR.....................    128,576     18,252,649            0.4%
#     GlaxoSmithKline P.L.C. Sponsored ADR............    428,638     17,192,670            0.3%
      Glencore P.L.C..................................  2,981,961     14,364,087            0.3%
      HSBC Holdings P.L.C.............................  1,761,358     17,536,040            0.4%
#     HSBC Holdings P.L.C. Sponsored ADR..............    582,677     29,285,346            0.6%
      Royal Dutch Shell P.L.C. Class A................    491,594     17,103,142            0.3%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.    352,746     24,656,964            0.5%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.    369,024     26,724,718            0.5%
      Unilever P.L.C. Sponsored ADR...................    274,641     15,371,657            0.3%
      Vodafone Group P.L.C............................  6,474,624     18,894,314            0.4%
      Other Securities................................               492,811,076            9.8%
                                                                  --------------          ------
TOTAL UNITED KINGDOM..................................               778,371,636           15.6%
                                                                  --------------          ------
TOTAL COMMON STOCKS...................................             4,875,135,615           97.8%
                                                                  --------------          ------

PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Other Securities................................                28,971,363            0.6%
                                                                  --------------          ------
TOTAL PREFERRED STOCKS................................                28,971,363            0.6%
                                                                  --------------          ------

RIGHTS/WARRANTS -- (0.0%)
TOTAL INVESTMENT SECURITIES...........................             4,904,106,978
                                                                  --------------

                                                                     Value+
                                                                     ------
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@  DFA Short Term Investment Fund.................. 39,421,614    456,108,075            9.1%
                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,434,854,446).............................              $5,360,215,053          107.5%
                                                                  ==============          ======

At April 30, 2018, Large Cap International Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
MSCI EAFE Index Future...     85     06/15/18  $ 8,606,123 $ 8,612,625  $     6,502
S&P 500(R) Emini Index...    229     06/15/18   31,349,302  30,308,150   (1,041,152)
                                               ----------- -----------  -----------
Total futures contracts..                      $39,955,425 $38,920,775  $(1,034,650)
                                               =========== ===========  ===========

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                  Level 1       Level 2     Level 3      Total
                               ------------  -------------- ------- --------------
Common Stocks
  Australia................... $  4,973,360  $  267,341,954   --    $  272,315,314
  Austria.....................           --      14,406,459   --        14,406,459
  Belgium.....................      928,442      51,408,510   --        52,336,952
  Canada......................  417,916,391              --   --       417,916,391
  Denmark.....................    2,839,260      75,774,093   --        78,613,353
  Finland.....................      703,730      51,791,768   --        52,495,498
  France......................   10,142,432     464,113,098   --       474,255,530
  Germany.....................   18,260,085     361,502,646   --       379,762,731
  Hong Kong...................    1,065,385     149,908,013   --       150,973,398
  Ireland.....................    6,618,862      21,279,658   --        27,898,520
  Israel......................    5,507,725      15,032,853   --        20,540,578
  Italy.......................    7,542,944     106,160,387   --       113,703,331
  Japan.......................   39,326,028   1,130,047,520   --     1,169,373,548
  Netherlands.................   40,214,980     114,016,200   --       154,231,180
  New Zealand.................           --      13,775,753   --        13,775,753
  Norway......................    1,213,874      39,994,132   --        41,208,006
  Portugal....................           --       8,251,850   --         8,251,850
  Singapore...................           --      61,548,842   --        61,548,842
  Spain.......................   12,204,543     131,090,725   --       143,295,268
  Sweden......................           --     125,563,588   --       125,563,588
  Switzerland.................   17,852,772     306,445,117   --       324,297,889
  United Kingdom..............  254,862,090     523,509,546   --       778,371,636
Preferred Stocks
  Germany.....................           --      28,971,363   --        28,971,363
Securities Lending Collateral.           --     456,108,075   --       456,108,075
Futures Contracts**...........   (1,034,650)             --   --        (1,034,650)
                               ------------  --------------   --    --------------
TOTAL......................... $841,138,253  $4,518,042,150   --    $5,359,180,403
                               ============  ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                             Percentage
                                                   Shares      Value++     of Net Assets**
                                                   ------      -------     ---------------
COMMON STOCKS -- (90.8%)
AUSTRALIA -- (5.4%)
#   Australia & New Zealand Banking Group, Ltd... 2,805,657 $   56,399,836            0.2%
#   BHP Billiton, Ltd............................ 4,074,214     95,048,347            0.3%
#   Commonwealth Bank of Australia............... 1,329,108     71,565,056            0.3%
#   National Australia Bank, Ltd................. 2,691,791     58,516,939            0.2%
    Other Securities.............................            1,396,391,017            4.8%
                                                            --------------            ----
TOTAL AUSTRALIA..................................            1,677,921,195            5.8%
                                                            --------------            ----

AUSTRIA -- (0.6%)
    Other Securities.............................              187,110,155            0.7%
                                                            --------------            ----

BELGIUM -- (1.2%)
    Other Securities.............................              382,942,533            1.3%
                                                            --------------            ----

CANADA -- (7.6%)
#   Bank of Montreal.............................   835,416     63,433,137            0.2%
#   Bank of Nova Scotia (The)....................   964,105     59,253,893            0.2%
#   Royal Bank of Canada.........................   699,021     53,160,547            0.2%
    Teck Resources, Ltd. Class B................. 2,119,223     53,256,074            0.2%
    Other Securities.............................            2,144,024,373            7.4%
                                                            --------------            ----
TOTAL CANADA.....................................            2,373,128,024            8.2%
                                                            --------------            ----

DENMARK -- (1.5%)
    Other Securities.............................              472,035,115            1.6%
                                                            --------------            ----

FINLAND -- (1.7%)
    Nokia Oyj.................................... 8,533,346     51,201,900            0.2%
    UPM-Kymmene Oyj.............................. 1,735,959     61,941,789            0.2%
    Other Securities.............................              430,522,558            1.5%
                                                            --------------            ----
TOTAL FINLAND....................................              543,666,247            1.9%
                                                            --------------            ----

FRANCE -- (7.0%)
    BNP Paribas SA............................... 1,121,695     86,594,018            0.3%
    Cie Generale des Etablissements Michelin SCA.   509,793     71,688,554            0.3%
    Orange SA.................................... 3,886,424     70,653,710            0.3%
#   Peugeot SA................................... 2,249,431     55,389,037            0.2%
    Total SA..................................... 1,939,637    121,909,456            0.4%
    Other Securities.............................            1,776,186,017            6.0%
                                                            --------------            ----
TOTAL FRANCE.....................................            2,182,420,792            7.5%
                                                            --------------            ----

GERMANY -- (6.7%)
    Allianz SE...................................   278,374     65,842,078            0.2%
    BASF SE...................................... 1,224,687    127,420,607            0.4%
    Bayer AG.....................................   427,990     51,153,173            0.2%
    Bayerische Motoren Werke AG..................   633,323     70,414,044            0.3%
    Daimler AG................................... 1,829,754    143,851,691            0.5%
    Deutsche Telekom AG.......................... 4,893,747     85,658,257            0.3%
    E.ON SE...................................... 5,371,567     58,817,351            0.2%
    Other Securities.............................            1,489,111,264            5.1%
                                                            --------------            ----
TOTAL GERMANY....................................            2,092,268,465            7.2%
                                                            --------------            ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
HONG KONG -- (2.6%)
    AIA Group, Ltd........................  8,634,000 $   77,163,762            0.3%
    Other Securities......................               722,061,555            2.5%
                                                      --------------           -----
TOTAL HONG KONG...........................               799,225,317            2.8%
                                                      --------------           -----

IRELAND -- (0.5%)
    Other Securities......................               154,474,043            0.5%
                                                      --------------           -----

ISRAEL -- (0.6%)
    Other Securities......................               181,181,345            0.6%
                                                      --------------           -----

ITALY -- (3.1%)
    Fiat Chrysler Automobiles NV..........  2,878,006     63,945,750            0.2%
    Other Securities......................               912,292,606            3.2%
                                                      --------------           -----
TOTAL ITALY...............................               976,238,356            3.4%
                                                      --------------           -----

JAPAN -- (22.8%)
    Hitachi, Ltd..........................  7,235,425     52,808,156            0.2%
    Honda Motor Co., Ltd..................  2,640,923     90,810,608            0.3%
    Mitsubishi UFJ Financial Group, Inc...  9,776,100     65,512,990            0.2%
    Nissan Motor Co., Ltd.................  4,846,600     50,988,496            0.2%
    Sumitomo Mitsui Financial Group, Inc..  1,276,170     53,188,520            0.2%
    Toyota Motor Corp.....................  2,741,740    179,782,316            0.6%
    Toyota Motor Corp. Sponsored ADR......    408,823     53,547,637            0.2%
    Other Securities......................             6,567,716,069           22.6%
                                                      --------------           -----
TOTAL JAPAN...............................             7,114,354,792           24.5%
                                                      --------------           -----

NETHERLANDS -- (2.6%)
    Akzo Nobel NV.........................    677,388     61,343,103            0.2%
    Koninklijke Ahold Delhaize NV.........  2,136,192     51,534,512            0.2%
    Other Securities......................               706,673,647            2.4%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               819,551,262            2.8%
                                                      --------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities......................               119,004,835            0.4%
                                                      --------------           -----

NORWAY -- (0.8%)
    Other Securities......................               265,625,885            0.9%
                                                      --------------           -----

PORTUGAL -- (0.2%)
    Other Securities......................                73,383,353            0.3%
                                                      --------------           -----

SINGAPORE -- (1.0%)
    Other Securities......................               315,521,217            1.1%
                                                      --------------           -----

SPAIN -- (2.3%)
#   Banco Santander SA.................... 13,286,562     85,843,433            0.3%
    Iberdrola SA..........................  7,957,435     61,478,656            0.2%
    Other Securities......................               561,700,522            1.9%
                                                      --------------           -----
TOTAL SPAIN...............................               709,022,611            2.4%
                                                      --------------           -----

SWEDEN -- (2.4%)
    Other Securities......................               751,148,381            2.6%
                                                      --------------           -----

SWITZERLAND -- (5.0%)
    Nestle SA.............................  2,417,067    187,250,366            0.7%
    Novartis AG Sponsored ADR.............    953,193     73,100,371            0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                         Shares        Value++     of Net Assets**
                                                         ------        -------     ---------------
SWITZERLAND -- (Continued)
      Zurich Insurance Group AG.......................     181,779 $    58,066,650            0.2%
      Other Securities................................               1,246,489,022            4.2%
                                                                   ---------------          ------
TOTAL SWITZERLAND.....................................               1,564,906,409            5.4%
                                                                   ---------------          ------

UNITED KINGDOM -- (14.8%)
#     Anglo American P.L.C............................   3,796,420      89,326,915            0.3%
      BP P.L.C. Sponsored ADR.........................   4,304,042     191,917,233            0.7%
      British American Tobacco P.L.C..................   1,150,327      63,092,535            0.2%
#     HSBC Holdings P.L.C. Sponsored ADR..............   3,553,561     178,601,976            0.6%
      Lloyds Banking Group P.L.C......................  62,991,647      55,870,241            0.2%
#     Rio Tinto P.L.C. Sponsored ADR..................   1,670,448      91,791,118            0.3%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.   1,546,368     108,091,123            0.4%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.   1,716,768     124,328,339            0.4%
#     Tesco P.L.C.....................................  23,595,438      76,424,108            0.3%
      Vodafone Group P.L.C............................  31,621,343      92,277,727            0.3%
#     Vodafone Group P.L.C. Sponsored ADR.............   1,906,729      56,076,892            0.2%
      Other Securities................................               3,516,132,226           12.1%
                                                                   ---------------          ------
TOTAL UNITED KINGDOM..................................               4,643,930,433           16.0%
                                                                   ---------------          ------
TOTAL COMMON STOCKS...................................              28,399,060,765           97.9%
                                                                   ---------------          ------

PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Volkswagen AG...................................     399,360      82,361,934            0.3%
      Other Securities................................                  85,840,577            0.3%
                                                                   ---------------          ------
TOTAL GERMANY.........................................                 168,202,511            0.6%
                                                                   ---------------          ------
TOTAL PREFERRED STOCKS................................                 168,202,511            0.6%
                                                                   ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities................................                       2,233            0.0%
                                                                   ---------------          ------

NORWAY -- (0.0%)
      Other Securities................................                         125            0.0%
                                                                   ---------------          ------

SINGAPORE -- (0.0%)
      Other Securities................................                      15,492            0.0%
                                                                   ---------------          ------

SPAIN -- (0.0%)
      Other Securities................................                      13,772            0.0%
                                                                   ---------------          ------
TOTAL RIGHTS/WARRANTS.................................                      31,622            0.0%
                                                                   ---------------          ------
TOTAL INVESTMENT SECURITIES...........................              28,567,295,898
                                                                   ---------------

                                                                       Value+
                                                           -           ------             -
SECURITIES LENDING COLLATERAL -- (8.6%)
(S)@  DFA Short Term Investment Fund.................. 233,241,383   2,698,602,797            9.3%
                                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $25,935,076,285)............................               $31,265,897,695          107.8%
                                                                   ===============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


At April 30, 2018, International Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                          Unrealized
                         Number of Expiration   Notional      Market     Appreciation
Description              Contracts    Date       Value        Value     (Depreciation)
-----------              --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index..   1,860    06/15/18  $251,813,603 $246,171,000  $(5,642,603)
                                              ------------ ------------  ------------
Total futures contracts.                      $251,813,603 $246,171,000  $(5,642,603)
                                              ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               --------------  --------------- ------- ---------------
Common Stocks
  Australia................... $   43,684,275  $ 1,634,236,920   --    $ 1,677,921,195
  Austria.....................         79,464      187,030,691   --        187,110,155
  Belgium.....................     13,348,409      369,594,124   --        382,942,533
  Canada......................  2,373,124,353            3,671   --      2,373,128,024
  Denmark.....................     27,942,584      444,092,531   --        472,035,115
  Finland.....................      5,427,655      538,238,592   --        543,666,247
  France......................     77,443,747    2,104,977,045   --      2,182,420,792
  Germany.....................     82,198,856    2,010,069,609   --      2,092,268,465
  Hong Kong...................      1,549,313      797,676,004   --        799,225,317
  Ireland.....................     21,398,846      133,075,197   --        154,474,043
  Israel......................     24,667,932      156,513,413   --        181,181,345
  Italy.......................     21,576,510      954,661,846   --        976,238,356
  Japan.......................    127,232,257    6,987,122,535   --      7,114,354,792
  Netherlands.................    123,512,065      696,039,197   --        819,551,262
  New Zealand.................        145,245      118,859,590   --        119,004,835
  Norway......................     17,906,825      247,719,060   --        265,625,885
  Portugal....................        267,194       73,116,159   --         73,383,353
  Singapore...................         68,509      315,452,708   --        315,521,217
  Spain.......................     28,194,894      680,827,717   --        709,022,611
  Sweden......................      3,984,792      747,163,589   --        751,148,381
  Switzerland.................    110,881,642    1,454,024,767   --      1,564,906,409
  United Kingdom..............  1,081,111,093    3,562,819,340   --      4,643,930,433
Preferred Stocks
  Germany.....................             --      168,202,511   --        168,202,511
Rights/Warrants
  Hong Kong...................             --            2,233   --              2,233
  Norway......................             --              125   --                125
  Singapore...................             --           15,492   --             15,492
  Spain.......................             --           13,772   --             13,772
Securities Lending Collateral.             --    2,698,602,797   --      2,698,602,797
Futures Contracts**...........     (5,642,603)              --   --         (5,642,603)
                               --------------  ---------------   --    ---------------
TOTAL......................... $4,180,103,857  $27,080,151,235   --    $31,260,255,092
                               ==============  ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                  Value+
                                                              ---------------
   AFFILIATED INVESTMENT COMPANIES -- (100.0%)
   Investment in The Continental Small Company Series of
     The DFA Investment Trust Company........................ $ 5,379,291,977
   Investment in The Japanese Small Company Series of
     The DFA Investment Trust Company........................   3,726,507,128
   Investment in The United Kingdom Small Company Series of
     The DFA Investment Trust Company........................   2,344,886,043
   Investment in The Asia Pacific Small Company Series of
     The DFA Investment Trust Company........................   1,599,373,548
   Investment in The Canadian Small Company Series of
     The DFA Investment Trust Company........................   1,150,258,282
                                                              ---------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES... $14,200,316,978
                                                              ===============

At April 30, 2018, International Small Company Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...    920     06/15/18  $124,432,709 $121,762,000  $(2,670,709)
                                               ------------ ------------  ------------
Total futures contracts..                      $124,432,709 $121,762,000  $(2,670,709)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                 ------------------------------------------------
                                     Level 1      Level 2 Level 3      Total
                                 ---------------  ------- ------- ---------------
Affiliated Investment Companies. $14,200,316,978    --      --    $14,200,316,978
Futures Contracts**.............      (2,670,709)   --      --         (2,670,709)
                                 ---------------    --      --    ---------------
TOTAL........................... $14,197,646,269    --      --    $14,197,646,269
                                 ===============    ==      ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        GLOBAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                            Shares    Value+
                                                            ------- -----------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in U.S. Small Cap Portfolio of
   DFA Investment Dimensions Group Inc..................... 363,667 $12,953,808
 Investment in The Continental Small Company Series of
   The DFA Investment Trust Company........................           3,616,556
 Investment in The Emerging Markets Small Cap Series of
   The DFA Investment Trust Company........................           3,207,640
 Investment in The Japanese Small Company Series of
   The DFA Investment Trust Company........................           2,463,789
 Investment in The United Kingdom Small Company Series of
   The DFA Investment Trust Company........................           1,583,287
 Investment in The Asia Pacific Small Company Series of
   The DFA Investment Trust Company........................           1,027,017
 Investment in The Canadian Small Company Series of
   The DFA Investment Trust Company........................             716,076
                                                                    -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
      (Cost $24,409,630)...................................         $25,568,173
                                                                    ===========

Summary of the Fund's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                     ---------------------------------------
                                       Level 1    Level 2 Level 3    Total
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $25,568,173    --      --    $25,568,173
                                     -----------    --      --    -----------
    TOTAL........................... $25,568,173    --      --    $25,568,173
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                Value+
                                                             ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Japanese Small Company Series of
        The DFA Investment Trust Company.................... $715,031,790
                                                             ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY. $715,031,790
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                 Value+
                                                              ------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Asia Pacific Small Company Series of
       The DFA Investment Trust Company...................... $372,785,993
                                                              ------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY... $372,785,993
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                  Value+
                                                                -----------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The United Kingdom Small Company Series of
       The DFA Investment Trust Company........................ $42,909,045
                                                                -----------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY..... $42,909,045
                                                                ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Continental Small Company Series of
        The DFA Investment Trust Company..................... $757,212,687
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY.. $757,212,687
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                Percentage
                                      Shares      Value++     of Net Assets**
                                      ------      -------     ---------------
   COMMON STOCKS -- (94.1%)
   AUSTRALIA -- (16.7%)
       Dexus Property Group........ 12,740,966 $   90,607,946            1.6%
       Goodman Group............... 23,286,809    158,432,599            2.7%
       Mirvac Group................ 26,223,393     44,007,554            0.8%
       Scentre Group............... 66,397,764    200,687,918            3.5%
       Stockland................... 30,823,367     95,811,604            1.7%
       Vicinity Centres............ 41,773,566     76,486,309            1.3%
       Westfield Corp.............. 25,068,383    173,226,976            3.0%
       Other Securities............               170,035,281            2.8%
                                               --------------           -----
   TOTAL AUSTRALIA.................             1,009,296,187           17.4%
                                               --------------           -----

   BELGIUM -- (2.0%)
       Cofinimmo SA................    274,020     36,375,170            0.6%
       Other Securities............                85,669,672            1.5%
                                               --------------           -----
   TOTAL BELGIUM...................               122,044,842            2.1%
                                               --------------           -----

   CANADA -- (4.9%)
   #   RioCan REIT.................  1,965,677     35,747,932            0.6%
       Other Securities............               258,652,789            4.5%
                                               --------------           -----
   TOTAL CANADA....................               294,400,721            5.1%
                                               --------------           -----

   CHINA -- (0.2%)
       Other Securities............                14,495,662            0.3%
                                               --------------           -----

   FRANCE -- (10.7%)
       Fonciere Des Regions........    450,998     50,438,971            0.9%
       Gecina SA...................    577,669    100,139,077            1.7%
       ICADE.......................    466,762     46,384,208            0.8%
   #   Klepierre SA................  2,896,190    118,537,464            2.0%
       Unibail-Rodamco SE(B1YY4B3).    978,160    234,826,670            4.1%
       Unibail-Rodamco SE(7076242).    293,585     70,516,643            1.2%
       Other Securities............                23,781,173            0.4%
                                               --------------           -----
   TOTAL FRANCE....................               644,624,206           11.1%
                                               --------------           -----

   GERMANY -- (2.2%)
       Alstria Office REIT-AG......  2,109,189     31,731,047            0.5%
       GPT Group (The)............. 24,107,185     87,415,302            1.5%
       Other Securities............                15,019,082            0.3%
                                               --------------           -----
   TOTAL GERMANY...................               134,165,431            2.3%
                                               --------------           -----

   GREECE -- (0.0%)
       Other Securities............                 1,061,526            0.0%
                                               --------------           -----

   HONG KONG -- (4.9%)
       Link REIT................... 26,860,905    237,399,958            4.1%
       Other Securities............                58,696,060            1.0%
                                               --------------           -----
   TOTAL HONG KONG.................               296,096,018            5.1%
                                               --------------           -----

   IRELAND -- (0.3%)
       Other Securities............                15,131,233            0.3%
                                               --------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
ITALY -- (0.4%)
    Other Securities......................            $   24,072,879            0.4%
                                                      --------------           -----

JAPAN -- (20.1%)
    Activia Properties, Inc...............      7,073     31,342,643            0.5%
    Advance Residence Investment Corp.....     16,863     43,443,640            0.8%
#   Daiwa House REIT Investment Corp......     18,683     44,541,933            0.8%
    GLP J-Reit............................     30,929     33,247,621            0.6%
    Japan Hotel REIT Investment Corp......     51,518     38,979,170            0.7%
    Japan Prime Realty Investment Corp....     10,800     39,169,297            0.7%
    Japan Real Estate Investment Corp.....     15,302     79,277,510            1.4%
    Japan Retail Fund Investment Corp.....     33,214     62,269,492            1.1%
#   Kenedix Office Investment Corp........      5,790     35,517,805            0.6%
    Nippon Building Fund, Inc.............     16,810     94,456,949            1.6%
    Nippon Prologis REIT, Inc.............     21,927     46,212,536            0.8%
    Nomura Real Estate Master Fund, Inc...     46,705     65,286,730            1.1%
    Orix JREIT, Inc.......................     32,087     48,910,756            0.8%
    United Urban Investment Corp..........     38,320     58,857,200            1.0%
    Other Securities......................               496,021,185            8.5%
                                                      --------------           -----
TOTAL JAPAN...............................             1,217,534,467           21.0%
                                                      --------------           -----

MALAYSIA -- (0.5%)
    Other Securities......................                29,322,105            0.5%
                                                      --------------           -----

MEXICO -- (1.7%)
#   Fibra Uno Administracion S.A. de C.V.. 36,621,185     60,643,518            1.0%
    Other Securities......................                42,097,640            0.8%
                                                      --------------           -----
TOTAL MEXICO..............................               102,741,158            1.8%
                                                      --------------           -----

NETHERLANDS -- (1.2%)
    Other Securities......................                74,611,742            1.3%
                                                      --------------           -----

NEW ZEALAND -- (0.8%)
    Other Securities......................                48,490,940            0.8%
                                                      --------------           -----

SINGAPORE -- (8.1%)
    Ascendas REIT......................... 30,695,600     61,578,128            1.1%
    CapitaLand Commercial Trust........... 32,667,249     44,629,892            0.8%
    CapitaLand Mall Trust................. 31,558,300     49,835,815            0.9%
    Mapletree Commercial Trust............ 25,626,537     31,237,454            0.5%
    Suntec REIT........................... 33,882,500     49,804,106            0.9%
    Other Securities......................               250,432,368            4.2%
                                                      --------------           -----
TOTAL SINGAPORE...........................               487,517,763            8.4%
                                                      --------------           -----

SOUTH AFRICA -- (3.9%)
#   Growthpoint Properties, Ltd........... 31,668,977     73,924,033            1.3%
    Hyprop Investments, Ltd...............  3,324,050     30,347,165            0.5%
    Redefine Properties, Ltd.............. 70,206,030     67,468,919            1.2%
    Other Securities......................                62,707,722            1.0%
                                                      --------------           -----
TOTAL SOUTH AFRICA........................               234,447,839            4.0%
                                                      --------------           -----

SPAIN -- (1.6%)
    Merlin Properties Socimi SA...........  5,201,113     80,252,173            1.4%
    Other Securities......................                16,245,438            0.3%
                                                      --------------           -----
TOTAL SPAIN...............................                96,497,611            1.7%
                                                      --------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                  Percentage
                                        Shares      Value++     of Net Assets**
                                        ------      -------     ---------------
TAIWAN -- (0.2%)
      Other Securities...............            $   11,449,928            0.2%
                                                 --------------          ------

TURKEY -- (0.4%)
      Other Securities...............                24,996,876            0.4%
                                                 --------------          ------

UNITED KINGDOM -- (13.3%)
      British Land Co. P.L.C. (The).. 13,250,011    122,362,572            2.1%
      Derwent London P.L.C...........  1,518,004     66,579,009            1.1%
      Great Portland Estates P.L.C...  4,044,340     38,970,871            0.7%
      Hammerson P.L.C................ 10,495,798     79,121,418            1.4%
#     Intu Properties P.L.C.......... 12,733,927     34,217,769            0.6%
      Land Securities Group P.L.C....  9,631,416    130,748,225            2.3%
#     Segro P.L.C.................... 14,352,829    127,363,410            2.2%
      Shaftesbury P.L.C..............  3,398,008     47,278,949            0.8%
      Other Securities...............               159,844,460            2.7%
                                                 --------------          ------
TOTAL UNITED KINGDOM.................               806,486,683           13.9%
                                                 --------------          ------
TOTAL COMMON STOCKS..................             5,689,485,817           98.1%
                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........             5,689,485,817
                                                 --------------

                                                    Value+
                                                    ------
SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@  DFA Short Term Investment Fund. 30,638,137    354,483,247            6.1%
                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,514,151,669)............              $6,043,969,064          104.2%
                                                 ==============          ======

At April 30, 2018, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    370     06/15/18  $48,304,593 $48,969,500    $664,907
                                               ----------- -----------    --------
Total futures contracts..                      $48,304,593 $48,969,500    $664,907
                                               =========== ===========    ========

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $     56,028 $1,009,240,159   --    $1,009,296,187
  Belgium.....................           --    122,044,842   --       122,044,842
  Canada......................  294,400,721             --   --       294,400,721
  China.......................           --     14,495,662   --        14,495,662
  France......................   70,516,643    574,107,563   --       644,624,206
  Germany.....................           --    134,165,431   --       134,165,431
  Greece......................           --      1,061,526   --         1,061,526
  Hong Kong...................           --    296,096,018   --       296,096,018
  Ireland.....................           --     15,131,233   --        15,131,233
  Italy.......................           --     24,072,879   --        24,072,879
  Japan.......................           --  1,217,534,467   --     1,217,534,467
  Malaysia....................           --     29,322,105   --        29,322,105
  Mexico......................  102,741,158             --   --       102,741,158
  Netherlands.................           --     74,611,742   --        74,611,742
  New Zealand.................           --     48,490,940   --        48,490,940
  Singapore...................           --    487,517,763   --       487,517,763
  South Africa................           --    234,447,839   --       234,447,839
  Spain.......................           --     96,497,611   --        96,497,611
  Taiwan......................    2,364,127      9,085,801   --        11,449,928
  Turkey......................           --     24,996,876   --        24,996,876
  United Kingdom..............           --    806,486,683   --       806,486,683
Securities Lending Collateral.           --    354,483,247   --       354,483,247
Futures Contracts**...........      664,907             --   --           664,907
                               ------------ --------------   --    --------------
TOTAL......................... $470,743,584 $5,573,890,387   --    $6,044,633,971
                               ============ ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                              Percentage
                                                    Shares      Value++     of Net Assets**
                                                    ------      -------     ---------------
COMMON STOCKS -- (43.1%)
UNITED STATES -- (43.1%)
#   Alexandria Real Estate Equities, Inc..........   352,445 $   43,904,074            0.6%
    American Campus Communities, Inc..............   476,932     18,652,811            0.3%
#   American Homes 4 Rent Class A.................   894,639     18,071,716            0.3%
    American Tower Corp........................... 1,524,978    207,946,000            2.9%
#   Apartment Investment & Management Co. Class A.   549,057     22,291,714            0.3%
#   AvalonBay Communities, Inc....................   473,237     77,137,631            1.1%
    Boston Properties, Inc........................   528,226     64,131,919            0.9%
    Camden Property Trust.........................   322,978     27,582,321            0.4%
#   Crown Castle International Corp............... 1,391,266    140,337,001            2.0%
#   CubeSmart.....................................   655,345     19,293,357            0.3%
    DCT Industrial Trust, Inc.....................   339,254     22,244,885            0.3%
    Digital Realty Trust, Inc.....................   705,690     74,584,355            1.0%
#   Douglas Emmett, Inc...........................   564,085     21,023,448            0.3%
    Duke Realty Corp.............................. 1,243,551     33,700,232            0.5%
#   Equinix, Inc..................................   271,508    114,247,851            1.6%
    Equity LifeStyle Properties, Inc..............   292,766     26,103,017            0.4%
#   Equity Residential............................ 1,261,671     77,857,717            1.1%
#   Essex Property Trust, Inc.....................   226,314     54,245,203            0.8%
    Extra Space Storage, Inc......................   439,044     39,333,952            0.6%
#   Federal Realty Investment Trust...............   254,941     29,534,915            0.4%
    Gaming and Leisure Properties, Inc............   718,705     24,630,020            0.3%
    GGP, Inc...................................... 2,007,174     40,123,408            0.6%
    HCP, Inc...................................... 1,635,956     38,215,932            0.5%
#   Host Hotels & Resorts, Inc.................... 2,515,703     49,207,151            0.7%
    Hudson Pacific Properties, Inc................   558,331     18,352,340            0.3%
    Iron Mountain, Inc............................   942,393     31,984,818            0.4%
#   Kilroy Realty Corp............................   343,891     24,646,668            0.3%
#   Kimco Realty Corp............................. 1,488,059     21,591,736            0.3%
    Lamar Advertising Co. Class A.................   292,582     18,640,399            0.3%
    Liberty Property Trust........................   514,612     21,521,074            0.3%
#   Macerich Co. (The)............................   417,053     24,030,594            0.3%
    Mid-America Apartment Communities, Inc........   396,028     36,220,677            0.5%
    National Retail Properties, Inc...............   536,905     20,423,866            0.3%
#   Omega Healthcare Investors, Inc...............   695,403     18,066,570            0.3%
    Prologis, Inc................................. 1,801,015    116,903,884            1.6%
    Public Storage................................   536,910    108,337,700            1.5%
#   Realty Income Corp............................   974,074     49,200,478            0.7%
#   Regency Centers Corp..........................   532,093     31,313,649            0.4%
#*  SBA Communications Corp.......................   399,258     63,973,109            0.9%
#   Simon Property Group, Inc..................... 1,054,164    164,808,000            2.3%
#   SL Green Realty Corp..........................   332,157     32,465,025            0.5%
    Sun Communities, Inc..........................   278,287     26,117,235            0.4%
#   UDR, Inc......................................   932,108     33,695,704            0.5%
    Ventas, Inc................................... 1,220,604     62,763,458            0.9%
#   VEREIT, Inc................................... 3,381,590     22,994,812            0.3%
#   Vornado Realty Trust..........................   595,616     40,519,756            0.6%
    Welltower, Inc................................ 1,274,686     68,119,220            1.0%
#   WP Carey, Inc.................................   379,214     24,212,814            0.3%
    Other Securities..............................              795,646,161           10.8%
                                                             --------------           -----
TOTAL COMMON STOCKS...............................            3,160,950,377           44.2%
                                                             --------------           -----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                              Percentage
                                                                   Shares       Value++     of Net Assets**
                                                                   ------       -------     ---------------
AFFILIATED INVESTMENT COMPANIES -- (54.2%)
UNITED STATES -- (54.2%)
      DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.......................... 476,534,331 $2,492,274,551           34.9%
      DFA Real Estate Securities Portfolio of DFA Investment
       Dimensions Group Inc.....................................  45,252,203  1,483,819,724           20.8%
                                                                             --------------          ------
TOTAL UNITED STATES.............................................              3,976,094,275           55.7%
                                                                             --------------          ------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
 COMPANIES......................................................              3,976,094,275           55.7%
                                                                             --------------          ------
TOTAL INVESTMENT SECURITIES.....................................              7,137,044,652
                                                                             --------------

                                                                                Value+
                                                                     -          ------             -
SECURITIES LENDING COLLATERAL -- (2.7%)
(S)@  DFA Short Term Investment Fund............................  16,900,562    195,539,503            2.7%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,783,552,540).......................................               $7,332,584,155          102.6%
                                                                             ==============          ======

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  United States................. $3,160,950,377           --   --    $3,160,950,377
Affiliated Investment Companies
  United States.................  3,976,094,275           --   --     3,976,094,275
Securities Lending Collateral...             -- $195,539,503   --       195,539,503
                                 -------------- ------------   --    --------------
TOTAL........................... $7,137,044,652 $195,539,503   --    $7,332,584,155
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                  Percentage
                                        Shares      Value++     of Net Assets**
                                        ------      -------     ---------------
COMMON STOCKS -- (92.9%)
AUSTRALIA -- (6.3%)
    Beach Energy, Ltd................ 45,369,328 $   53,508,636            0.3%
    Cleanaway Waste Management, Ltd.. 49,607,719     58,911,384            0.4%
    Downer EDI, Ltd.................. 14,055,450     72,340,258            0.5%
#   Metcash, Ltd..................... 22,580,986     60,948,548            0.4%
    OZ Minerals, Ltd.................  7,698,143     53,124,661            0.3%
    WorleyParsons, Ltd...............  4,370,365     53,269,395            0.3%
    Other Securities.................               723,084,566            4.4%
                                                 --------------            ----
TOTAL AUSTRALIA......................             1,075,187,448            6.6%
                                                 --------------            ----

AUSTRIA -- (1.0%)
    Wienerberger AG..................  2,684,294     67,638,559            0.4%
    Other Securities.................               110,841,762            0.7%
                                                 --------------            ----
TOTAL AUSTRIA........................               178,480,321            1.1%
                                                 --------------            ----

BELGIUM -- (1.4%)
    Ackermans & van Haaren NV........    332,154     59,935,741            0.4%
    Other Securities.................               170,765,314            1.0%
                                                 --------------            ----
TOTAL BELGIUM........................               230,701,055            1.4%
                                                 --------------            ----

CANADA -- (7.3%)
#   Canadian Western Bank............  2,378,567     63,115,992            0.4%
*   IAMGOLD Corp..................... 10,460,281     57,191,614            0.4%
    Other Securities.................             1,125,239,507            6.9%
                                                 --------------            ----
TOTAL CANADA.........................             1,245,547,113            7.7%
                                                 --------------            ----

DENMARK -- (1.5%)
    Jyske Bank A.S...................  1,224,516     73,323,500            0.5%
    Sydbank A.S......................  1,624,758     60,064,321            0.4%
    Other Securities.................               120,827,280            0.7%
                                                 --------------            ----
TOTAL DENMARK........................               254,215,101            1.6%
                                                 --------------            ----

FINLAND -- (2.3%)
#   Kesko Oyj Class B................  1,598,059     93,837,658            0.6%
    Metsa Board Oyj..................  5,022,622     56,275,033            0.4%
    Other Securities.................               245,453,110            1.4%
                                                 --------------            ----
TOTAL FINLAND........................               395,565,801            2.4%
                                                 --------------            ----

FRANCE -- (4.1%)
    Rexel SA.........................  6,155,587     95,422,366            0.6%
    Other Securities.................               612,454,090            3.8%
                                                 --------------            ----
TOTAL FRANCE.........................               707,876,456            4.4%
                                                 --------------            ----

GERMANY -- (6.5%)
    Aareal Bank AG...................  1,761,663     88,116,624            0.6%
    Aurubis AG.......................  1,158,293    103,509,990            0.6%
#   K+S AG...........................  3,048,592     89,536,076            0.6%
    Leoni AG.........................    845,772     52,968,412            0.3%
    Rheinmetall AG...................    981,706    128,290,590            0.8%
    Salzgitter AG....................  1,310,505     71,967,212            0.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 Percentage
                                       Shares      Value++     of Net Assets**
                                       ------      -------     ---------------
  GERMANY -- (Continued)
      Other Securities..............            $  583,106,729            3.5%
                                                --------------           -----
  TOTAL GERMANY.....................             1,117,495,633            6.9%
                                                --------------           -----

  GREECE -- (0.0%)
      Other Securities..............                     2,074            0.0%
                                                --------------           -----

  HONG KONG -- (3.1%)
      Other Securities..............               536,685,914            3.3%
                                                --------------           -----

  IRELAND -- (0.3%)
      Other Securities..............                53,230,804            0.3%
                                                --------------           -----

  ISRAEL -- (0.6%)
      Other Securities..............               110,349,956            0.7%
                                                --------------           -----

  ITALY -- (4.7%)
  #   A2A SpA....................... 26,795,521     53,878,933            0.3%
  #*  Banco BPM SpA................. 21,480,343     77,916,524            0.5%
  #   BPER Banca.................... 14,472,034     83,539,576            0.5%
  #   Unione di Banche Italiane SpA. 25,149,018    129,535,502            0.8%
      Unipol Gruppo SpA............. 13,259,468     71,019,477            0.5%
      Other Securities..............               381,908,463            2.3%
                                                --------------           -----
  TOTAL ITALY.......................               797,798,475            4.9%
                                                --------------           -----

  JAPAN -- (26.3%)
      Other Securities..............             4,480,810,154           27.6%
                                                --------------           -----

  NETHERLANDS -- (2.2%)
      APERAM SA.....................  1,372,656     66,881,872            0.4%
      ASR Nederland NV..............  1,185,307     55,903,541            0.4%
  #   Boskalis Westminster..........  2,223,100     65,857,690            0.4%
      SBM Offshore NV...............  5,517,816     92,584,645            0.6%
      Other Securities..............                99,433,428            0.5%
                                                --------------           -----
  TOTAL NETHERLANDS.................               380,661,176            2.3%
                                                --------------           -----

  NEW ZEALAND -- (0.4%)
      Other Securities..............                62,708,840            0.4%
                                                --------------           -----

  NORWAY -- (0.9%)
      Other Securities..............               153,017,985            0.9%
                                                --------------           -----

  PORTUGAL -- (0.4%)
      Other Securities..............                66,938,364            0.4%
                                                --------------           -----

  SINGAPORE -- (1.0%)
      Other Securities..............               163,979,947            1.0%
                                                --------------           -----

  SPAIN -- (2.6%)
  #   Acciona SA....................    827,998     69,258,969            0.4%
  #   Acerinox SA...................  3,881,667     54,512,294            0.3%
      Other Securities..............               322,600,636            2.0%
                                                --------------           -----
  TOTAL SPAIN.......................               446,371,899            2.7%
                                                --------------           -----

  SWEDEN -- (1.8%)
      Other Securities..............               300,272,081            1.9%
                                                --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value++     of Net Assets**
                                          ------        -------     ---------------
SWITZERLAND -- (3.8%)
       GAM Holding AG..................   3,576,356 $    57,086,570            0.4%
       Helvetia Holding AG.............     145,920      86,678,146            0.5%
       Other Securities................                 499,670,336            3.1%
                                                    ---------------          ------
TOTAL SWITZERLAND......................                 643,435,052            4.0%
                                                    ---------------          ------

UNITED KINGDOM -- (14.4%)
       Beazley P.L.C...................   9,204,078      74,758,477            0.5%
       Bellway P.L.C...................   2,984,036     135,971,483            0.8%
       Bodycote P.L.C..................   4,114,367      50,655,576            0.3%
       Bovis Homes Group P.L.C.........   4,858,289      82,661,663            0.5%
       Centamin P.L.C..................  32,079,579      69,318,610            0.4%
       Close Brothers Group P.L.C......   2,519,808      53,054,940            0.3%
#      Greene King P.L.C...............   8,226,218      61,802,948            0.4%
       GVC Holdings P.L.C..............   4,115,032      50,370,441            0.3%
       Hiscox, Ltd.....................   6,782,867     138,699,753            0.9%
       Man Group P.L.C.................  27,961,852      69,447,443            0.4%
       Meggitt P.L.C...................  11,584,537      75,048,709            0.5%
       National Express Group P.L.C....   9,362,195      50,521,852            0.3%
       Phoenix Group Holdings..........   7,519,815      81,230,266            0.5%
       Redrow P.L.C....................   7,158,893      61,688,867            0.4%
       TP ICAP P.L.C...................   9,708,212      62,888,057            0.4%
       Vesuvius P.L.C..................   7,316,120      59,083,781            0.4%
       Other Securities................               1,285,093,572            7.9%
                                                    ---------------          ------
TOTAL UNITED KINGDOM...................               2,462,296,438           15.2%
                                                    ---------------          ------
TOTAL COMMON STOCKS....................              15,863,628,087           97.7%
                                                    ---------------          ------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
       Other Securities................                  13,893,015            0.1%
                                                    ---------------          ------
TOTAL PREFERRED STOCKS.................                  13,893,015            0.1%
                                                    ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
       Other Securities................                       1,530            0.0%
                                                    ---------------          ------

SPAIN -- (0.0%)
       Other Securities................                      69,340            0.0%
                                                    ---------------          ------
TOTAL RIGHTS/WARRANTS..................                      70,870            0.0%
                                                    ---------------          ------
TOTAL INVESTMENT SECURITIES............              15,877,591,971
                                                    ---------------

                                                        Value+
                                            -           ------             -

SECURITIES LENDING COLLATERAL -- (7.0%)
(S)@   DFA Short Term Investment Fund.. 103,157,323   1,193,530,223            7.3%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,876,072,692).............               $17,071,122,194          105.1%
                                                    ===============          ======

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


At April 30, 2018, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...   1,042    06/15/18  $142,458,860 $137,908,700  $(4,550,160)
                                               ------------ ------------  ------------
Total futures contracts..                      $142,458,860 $137,908,700  $(4,550,160)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               --------------  --------------- ------- ---------------
Common Stocks
  Australia...................             --  $ 1,075,187,448   --    $ 1,075,187,448
  Austria.....................             --      178,480,321   --        178,480,321
  Belgium.....................             --      230,701,055   --        230,701,055
  Canada...................... $1,245,546,756              357   --      1,245,547,113
  Denmark.....................             --      254,215,101   --        254,215,101
  Finland.....................             --      395,565,801   --        395,565,801
  France......................             --      707,876,456   --        707,876,456
  Germany.....................             --    1,117,495,633   --      1,117,495,633
  Greece......................             --            2,074   --              2,074
  Hong Kong...................         78,021      536,607,893   --        536,685,914
  Ireland.....................             --       53,230,804   --         53,230,804
  Israel......................             --      110,349,956   --        110,349,956
  Italy.......................             --      797,798,475   --        797,798,475
  Japan.......................     14,540,988    4,466,269,166   --      4,480,810,154
  Netherlands.................             --      380,661,176   --        380,661,176
  New Zealand.................             --       62,708,840   --         62,708,840
  Norway......................             --      153,017,985   --        153,017,985
  Portugal....................             --       66,938,364   --         66,938,364
  Singapore...................             --      163,979,947   --        163,979,947
  Spain.......................             --      446,371,899   --        446,371,899
  Sweden......................             --      300,272,081   --        300,272,081
  Switzerland.................             --      643,435,052   --        643,435,052
  United Kingdom..............             --    2,462,296,438   --      2,462,296,438
Preferred Stocks
  Germany.....................             --       13,893,015   --         13,893,015
Rights/Warrants
  Hong Kong...................             --            1,530   --              1,530
  Spain.......................             --           69,340   --             69,340
Securities Lending Collateral.             --    1,193,530,223   --      1,193,530,223
Futures Contracts**...........     (4,550,160)              --   --         (4,550,160)
                               --------------  ---------------   --    ---------------
TOTAL......................... $1,255,615,605  $15,810,956,429   --    $17,066,572,034
                               ==============  ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (91.3%)
AUSTRALIA -- (5.6%)
#   Australia & New Zealand Banking Group, Ltd.. 214,260 $  4,307,094            0.2%
    BHP Billiton, Ltd........................... 314,531    7,337,772            0.3%
    BlueScope Steel, Ltd........................ 393,906    4,840,893            0.2%
    Woodside Petroleum, Ltd..................... 195,034    4,726,354            0.2%
    Other Securities............................          139,615,336            5.1%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          160,827,449            6.0%
                                                         ------------            ----

AUSTRIA -- (0.8%)
    Other Securities............................           23,177,227            0.9%
                                                         ------------            ----

BELGIUM -- (1.6%)
    Ageas....................................... 107,511    5,751,022            0.2%
#   Umicore SA.................................. 107,492    5,978,548            0.2%
    Other Securities............................           34,628,250            1.3%
                                                         ------------            ----
TOTAL BELGIUM...................................           46,357,820            1.7%
                                                         ------------            ----

CANADA -- (7.5%)
    Teck Resources, Ltd. Class B................ 221,978    5,578,307            0.2%
    Other Securities............................          212,649,799            7.9%
                                                         ------------            ----
TOTAL CANADA....................................          218,228,106            8.1%
                                                         ------------            ----

DENMARK -- (1.7%)
    Other Securities............................           48,904,333            1.8%
                                                         ------------            ----

FINLAND -- (2.1%)
#   Neste Oyj...................................  50,237    4,230,283            0.2%
    Stora Enso Oyj Class R...................... 218,840    4,316,532            0.2%
    UPM-Kymmene Oyj............................. 258,374    9,219,197            0.4%
    Other Securities............................           42,371,181            1.4%
                                                         ------------            ----
TOTAL FINLAND...................................           60,137,193            2.2%
                                                         ------------            ----

FRANCE -- (6.1%)
    BNP Paribas SA..............................  73,561    5,678,854            0.2%
    Cie de Saint-Gobain.........................  98,275    5,141,848            0.2%
    Renault SA..................................  41,368    4,483,526            0.2%
#   Total SA.................................... 192,243   12,082,797            0.5%
*   Ubisoft Entertainment SA....................  48,372    4,621,848            0.2%
    Other Securities............................          146,050,235            5.3%
                                                         ------------            ----
TOTAL FRANCE....................................          178,059,108            6.6%
                                                         ------------            ----

GERMANY -- (6.0%)
    Allianz SE..................................  24,707    5,843,794            0.2%
    Daimler AG..................................  89,896    7,067,448            0.3%
    Deutsche Lufthansa AG....................... 152,127    4,421,603            0.2%
    E.ON SE..................................... 588,434    6,443,209            0.3%
#   K+S AG...................................... 156,431    4,594,324            0.2%
    RWE AG...................................... 247,438    5,914,195            0.2%
    Uniper SE................................... 144,960    4,482,042            0.2%
    Other Securities............................          136,063,408            4.9%
                                                         ------------            ----
TOTAL GERMANY...................................          174,830,023            6.5%
                                                         ------------            ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
HONG KONG -- (2.6%)
    Other Securities.....................           $ 75,508,045            2.8%
                                                    ------------           -----

IRELAND -- (0.5%)
    Other Securities.....................             15,304,490            0.6%
                                                    ------------           -----

ISRAEL -- (0.7%)
    Other Securities.....................             20,345,529            0.7%
                                                    ------------           -----

ITALY -- (3.3%)
    Assicurazioni Generali SpA...........   303,243    6,119,126            0.2%
#*  Banco BPM SpA........................ 1,218,177    4,418,743            0.2%
    Eni SpA..............................   211,731    4,139,003            0.2%
    Fiat Chrysler Automobiles NV.........   304,185    6,758,616            0.3%
#   Unione di Banche Italiane SpA........   841,967    4,336,735            0.2%
    Other Securities.....................             70,903,492            2.5%
                                                    ------------           -----
TOTAL ITALY..............................             96,675,715            3.6%
                                                    ------------           -----

JAPAN -- (23.7%)
    Honda Motor Co., Ltd.................   138,023    4,746,050            0.2%
    Mitsubishi Chemical Holdings Corp....   464,080    4,390,012            0.2%
    Mitsubishi UFJ Financial Group, Inc..   817,300    5,477,007            0.2%
    Toyota Motor Corp....................    73,263    4,804,027            0.2%
#   Toyota Motor Corp. Sponsored ADR.....    36,827    4,823,600            0.2%
    Other Securities.....................            663,268,374           24.5%
                                                    ------------           -----
TOTAL JAPAN..............................            687,509,070           25.5%
                                                    ------------           -----

NETHERLANDS -- (2.4%)
    Koninklijke Ahold Delhaize NV........   219,005    5,283,381            0.2%
    Other Securities.....................             63,576,873            2.3%
                                                    ------------           -----
TOTAL NETHERLANDS........................             68,860,254            2.5%
                                                    ------------           -----

NEW ZEALAND -- (0.5%)
    Other Securities.....................             13,634,778            0.5%
                                                    ------------           -----

NORWAY -- (1.0%)
    Other Securities.....................             27,419,536            1.0%
                                                    ------------           -----

PORTUGAL -- (0.4%)
    Other Securities.....................             10,528,248            0.4%
                                                    ------------           -----

SINGAPORE -- (1.0%)
    Other Securities.....................             30,092,910            1.1%
                                                    ------------           -----

SPAIN -- (2.0%)
#   Banco Santander SA...................   955,782    6,175,232            0.2%
    Repsol SA............................   237,537    4,532,880            0.2%
    Other Securities.....................             48,383,103            1.8%
                                                    ------------           -----
TOTAL SPAIN..............................             59,091,215            2.2%
                                                    ------------           -----

SWEDEN -- (2.4%)
#   Boliden AB...........................   124,690    4,320,462            0.2%
    Other Securities.....................             65,695,085            2.4%
                                                    ------------           -----
TOTAL SWEDEN.............................             70,015,547            2.6%
                                                    ------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                         Shares      Value++     of Net Assets**
                                                         ------      -------     ---------------
SWITZERLAND -- (5.0%)
      Baloise Holding AG..............................     26,119 $    4,139,989            0.2%
      Clariant AG.....................................    182,599      4,215,352            0.2%
      Nestle SA.......................................    110,012      8,522,638            0.3%
      Novartis AG Sponsored ADR.......................     73,269      5,619,000            0.2%
      Other Securities................................               123,624,985            4.5%
                                                                  --------------          ------
TOTAL SWITZERLAND.....................................               146,121,964            5.4%
                                                                  --------------          ------

UNITED KINGDOM -- (14.4%)
      Anglo American P.L.C............................    450,994     10,611,551            0.4%
      Aviva P.L.C.....................................    570,076      4,141,981            0.2%
      BP P.L.C. Sponsored ADR.........................    244,019     10,880,814            0.4%
#     HSBC Holdings P.L.C. Sponsored ADR..............    234,122     11,766,972            0.4%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.    161,774     11,307,989            0.4%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.    102,022      7,388,433            0.3%
      Vodafone Group P.L.C............................  1,755,059      5,121,631            0.2%
      Vodafone Group P.L.C. Sponsored ADR.............    142,624      4,194,577            0.2%
      WM Morrison Supermarkets P.L.C..................  1,351,214      4,506,519            0.2%
      Other Securities................................               349,161,101           12.8%
                                                                  --------------          ------
TOTAL UNITED KINGDOM..................................               419,081,568           15.5%
                                                                  --------------          ------
TOTAL COMMON STOCKS...................................             2,650,710,128           98.2%
                                                                  --------------          ------

PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Volkswagen AG...................................     25,998      5,361,693            0.2%
      Other Securities................................                 8,606,006            0.3%
                                                                  --------------          ------
TOTAL GERMANY.........................................                13,967,699            0.5%
                                                                  --------------          ------
TOTAL PREFERRED STOCKS................................                13,967,699            0.5%
                                                                  --------------          ------

RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
      Other Securities................................                     1,052            0.0%
                                                                  --------------          ------

HONG KONG -- (0.0%)
      Other Securities................................                       414            0.0%
                                                                  --------------          ------

SINGAPORE -- (0.0%)
      Other Securities................................                     6,440            0.0%
                                                                  --------------          ------

SPAIN -- (0.0%)
      Other Securities................................                     1,625            0.0%
                                                                  --------------          ------
TOTAL RIGHTS/WARRANTS.................................                     9,531            0.0%
                                                                  --------------          ------
TOTAL INVESTMENT SECURITIES...........................             2,664,687,358
                                                                  --------------

                                                                     Value+
                                                           -         ------             -
SECURITIES LENDING COLLATERAL -- (8.2%)
(S)@  DFA Short Term Investment Fund.................. 20,491,503    237,086,694            8.8%
                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,333,369,304).............................              $2,901,774,052          107.5%
                                                                  ==============          ======

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


At April 30, 2018, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

                                                                       Unrealized
                          Number of Expiration  Notional    Market    Appreciation
Description               Contracts    Date      Value      Value    (Depreciation)
-----------               --------- ---------- ---------- ---------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    60      06/15/18  $8,009,005 $7,941,000   $(68,005)
                                               ---------- ----------   ---------
Total futures contracts..                      $8,009,005 $7,941,000   $(68,005)
                                               ========== ==========   =========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                  Level 1       Level 2     Level 3      Total
                               ------------  -------------- ------- --------------
Common Stocks
  Australia................... $  3,646,289  $  157,181,160   --    $  160,827,449
  Austria.....................           --      23,177,227   --        23,177,227
  Belgium.....................      643,314      45,714,506   --        46,357,820
  Canada......................  218,225,554           2,552   --       218,228,106
  Denmark.....................           --      48,904,333   --        48,904,333
  Finland.....................           --      60,137,193   --        60,137,193
  France......................      647,457     177,411,651   --       178,059,108
  Germany.....................    4,266,222     170,563,801   --       174,830,023
  Hong Kong...................      350,204      75,157,841   --        75,508,045
  Ireland.....................    2,436,445      12,868,045   --        15,304,490
  Israel......................    1,149,267      19,196,262   --        20,345,529
  Italy.......................      609,064      96,066,651   --        96,675,715
  Japan.......................   10,704,308     676,804,762   --       687,509,070
  Netherlands.................    8,588,622      60,271,632   --        68,860,254
  New Zealand.................        6,399      13,628,379   --        13,634,778
  Norway......................      299,057      27,120,479   --        27,419,536
  Portugal....................           --      10,528,248   --        10,528,248
  Singapore...................       25,979      30,066,931   --        30,092,910
  Spain.......................    2,375,809      56,715,406   --        59,091,215
  Sweden......................      205,269      69,810,278   --        70,015,547
  Switzerland.................    8,973,046     137,148,918   --       146,121,964
  United Kingdom..............   63,641,630     355,439,938   --       419,081,568
Preferred Stocks
  Germany.....................           --      13,967,699   --        13,967,699
Rights/Warrants
  France......................           --           1,052   --             1,052
  Hong Kong...................           --             414   --               414
  Singapore...................           --           6,440   --             6,440
  Spain.......................           --           1,625   --             1,625
Securities Lending Collateral.           --     237,086,694   --       237,086,694
Futures Contracts**...........      (68,005)             --   --           (68,005)
                               ------------  --------------   --    --------------
TOTAL......................... $326,725,930  $2,574,980,117   --    $2,901,706,047
                               ============  ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

              INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                        Percentage
                                                  Shares    Value++   of Net Assets**
                                                  ------    -------   ---------------
COMMON STOCKS -- (94.2%)
AUSTRALIA -- (5.4%)
    BHP Billiton, Ltd............................  90,976 $ 2,122,402            1.2%
    CSL, Ltd.....................................   9,082   1,163,305            0.6%
    Other Securities.............................           7,052,849            3.9%
                                                          -----------           -----
TOTAL AUSTRALIA..................................          10,338,556            5.7%
                                                          -----------           -----

AUSTRIA -- (0.2%)
    Other Securities.............................             420,593            0.2%
                                                          -----------           -----

BELGIUM -- (1.2%)
    Other Securities.............................           2,264,815            1.2%
                                                          -----------           -----

CANADA -- (7.7%)
    Canadian National Railway Co.................  16,843   1,301,627            0.7%
    Royal Bank of Canada.........................  27,874   2,119,818            1.2%
    Other Securities.............................          11,169,996            6.1%
                                                          -----------           -----
TOTAL CANADA.....................................          14,591,441            8.0%
                                                          -----------           -----

DENMARK -- (1.6%)
    Novo Nordisk A.S. Class B....................  40,249   1,892,827            1.0%
#   Pandora A.S..................................   7,293     810,172            0.5%
    Other Securities.............................             253,463            0.1%
                                                          -----------           -----
TOTAL DENMARK....................................           2,956,462            1.6%
                                                          -----------           -----

FINLAND -- (0.9%)
    Other Securities.............................           1,667,987            0.9%
                                                          -----------           -----

FRANCE -- (9.8%)
    Air Liquide SA...............................   9,703   1,261,160            0.7%
    Airbus SE....................................  10,892   1,278,537            0.7%
    Cie Generale des Etablissements Michelin SCA.   8,785   1,235,372            0.7%
#   Danone SA....................................  11,530     933,997            0.5%
    LVMH Moet Hennessy Louis Vuitton SE..........   5,988   2,083,895            1.1%
    Orange SA....................................  54,631     993,171            0.6%
#   Vinci SA.....................................  11,541   1,153,911            0.6%
    Other Securities.............................           9,593,231            5.3%
                                                          -----------           -----
TOTAL FRANCE.....................................          18,533,274           10.2%
                                                          -----------           -----

GERMANY -- (7.3%)
    Adidas AG....................................   3,892     956,534            0.5%
    BASF SE......................................  21,794   2,267,522            1.2%
    Deutsche Post AG.............................  23,879   1,036,454            0.6%
    Deutsche Telekom AG.......................... 100,280   1,755,262            1.0%
    E.ON SE......................................  88,762     971,922            0.5%
    Fresenius SE & Co. KGaA......................  11,058     842,114            0.5%
    Other Securities.............................           6,115,959            3.4%
                                                          -----------           -----
TOTAL GERMANY....................................          13,945,767            7.7%
                                                          -----------           -----

HONG KONG -- (2.7%)
    Other Securities.............................           5,189,284            2.9%
                                                          -----------           -----

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                             Percentage
                                       Shares    Value++   of Net Assets**
                                       ------    -------   ---------------
     IRELAND -- (0.5%)
         Other Securities.............         $   915,142            0.5%
                                               -----------           -----

     ISRAEL -- (0.3%)
         Other Securities.............             580,467            0.3%
                                               -----------           -----

     ITALY -- (2.3%)
         Enel SpA..................... 187,070   1,186,720            0.6%
         Fiat Chrysler Automobiles NV.  47,136   1,047,304            0.6%
         Other Securities.............           2,157,862            1.2%
                                               -----------           -----
     TOTAL ITALY......................           4,391,886            2.4%
                                               -----------           -----

     JAPAN -- (21.9%)
         Hitachi, Ltd................. 143,000   1,043,694            0.6%
         KDDI Corp....................  50,300   1,350,233            0.7%
         NTT DOCOMO, Inc..............  33,300     860,272            0.5%
         Panasonic Corp...............  59,900     886,948            0.5%
         Seven & I Holdings Co., Ltd..  20,000     881,216            0.5%
         SoftBank Group Corp..........  23,900   1,826,168            1.0%
         Sony Corp....................  32,900   1,536,631            0.8%
         Other Securities.............          33,294,130           18.3%
                                               -----------           -----
     TOTAL JAPAN......................          41,679,292           22.9%
                                               -----------           -----

     NETHERLANDS -- (3.0%)
     #   Unilever NV..................  40,262   2,299,766            1.3%
         Wolters Kluwer NV............  15,178     821,278            0.5%
         Other Securities.............           2,612,810            1.3%
                                               -----------           -----
     TOTAL NETHERLANDS................           5,733,854            3.1%
                                               -----------           -----

     NEW ZEALAND -- (0.2%)
         Other Securities.............             394,323            0.2%
                                               -----------           -----

     NORWAY -- (0.9%)
         Other Securities.............           1,692,479            0.9%
                                               -----------           -----

     PORTUGAL -- (0.1%)
         Other Securities.............             166,566            0.1%
                                               -----------           -----

     SINGAPORE -- (1.2%)
         Other Securities.............           2,189,656            1.2%
                                               -----------           -----

     SPAIN -- (2.8%)
         Amadeus IT Group SA..........  14,806   1,080,243            0.6%
         Telefonica SA................ 119,259   1,215,306            0.7%
         Other Securities.............           3,075,947            1.7%
                                               -----------           -----
     TOTAL SPAIN......................           5,371,496            3.0%
                                               -----------           -----

     SWEDEN -- (2.2%)
         Other Securities.............           4,176,998            2.3%
                                               -----------           -----

     SWITZERLAND -- (6.5%)
         ABB, Ltd.....................  57,558   1,341,997            0.7%
         Givaudan SA..................     431     959,427            0.5%
         Nestle SA....................  14,560   1,127,964            0.6%
         Roche Holding AG.............  14,655   3,256,156            1.8%
         Sika AG......................     116     841,722            0.5%
         Other Securities.............           4,790,864            2.7%
                                               -----------           -----
     TOTAL SWITZERLAND................          12,318,130            6.8%
                                               -----------           -----

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                                   Percentage
                                            Shares    Value++    of Net Assets**
                                            ------    -------    ---------------
UNITED KINGDOM -- (15.5%)
#     AstraZeneca P.L.C. Sponsored ADR.....  60,961 $  2,165,944            1.2%
      BAE Systems P.L.C.................... 163,796    1,374,284            0.8%
      BHP Billiton P.L.C...................  55,363    1,180,472            0.6%
      Diageo P.L.C. Sponsored ADR..........  13,935    1,978,213            1.1%
      Experian P.L.C.......................  38,077      872,427            0.5%
      Ferguson P.L.C.......................  11,727      897,667            0.5%
#     GlaxoSmithKline P.L.C. Sponsored ADR.  48,811    1,957,809            1.1%
      Reckitt Benckiser Group P.L.C........  11,886      932,433            0.5%
#     Rio Tinto P.L.C. Sponsored ADR.......  32,080    1,762,796            1.0%
      Rolls-Royce Holdings P.L.C...........  84,192      972,346            0.5%
      SSE P.L.C............................  50,414      956,786            0.5%
      Unilever P.L.C. Sponsored ADR........  24,670    1,380,780            0.8%
      Other Securities.....................           12,946,036            7.0%
                                                    ------------          ------
TOTAL UNITED KINGDOM.......................           29,377,993           16.1%
                                                    ------------          ------
TOTAL COMMON STOCKS........................          178,896,461           98.2%
                                                    ------------          ------

PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Volkswagen AG........................   5,598    1,154,503            0.6%
      Other Securities.....................              434,789            0.3%
                                                    ------------          ------
TOTAL GERMANY..............................            1,589,292            0.9%
                                                    ------------          ------
TOTAL PREFERRED STOCKS.....................            1,589,292            0.9%
                                                    ------------          ------
TOTAL INVESTMENT SECURITIES................          180,485,753
                                                    ------------

                                                      Value+
                                                      ------

SECURITIES LENDING COLLATERAL -- (4.9%)
(S)@  DFA Short Term Investment Fund....... 809,879    9,370,296            5.1%
                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $185,756,401)....................           $189,856,049          104.2%
                                                    ============          ======

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia...................          -- $ 10,338,556   --    $ 10,338,556
    Austria.....................          --      420,593   --         420,593
    Belgium.....................          --    2,264,815   --       2,264,815
    Canada...................... $14,591,441           --   --      14,591,441
    Denmark.....................          --    2,956,462   --       2,956,462
    Finland.....................          --    1,667,987   --       1,667,987
    France......................          --   18,533,274   --      18,533,274
    Germany.....................          --   13,945,767   --      13,945,767
    Hong Kong...................          --    5,189,284   --       5,189,284
    Ireland.....................      56,152      858,990   --         915,142
    Israel......................     136,615      443,852   --         580,467
    Italy.......................     551,324    3,840,562   --       4,391,886
    Japan.......................          --   41,679,292   --      41,679,292
    Netherlands.................   2,299,766    3,434,088   --       5,733,854
    New Zealand.................          --      394,323   --         394,323
    Norway......................          --    1,692,479   --       1,692,479
    Portugal....................          --      166,566   --         166,566
    Singapore...................          --    2,189,656   --       2,189,656
    Spain.......................          --    5,371,496   --       5,371,496
    Sweden......................          --    4,176,998   --       4,176,998
    Switzerland.................     241,148   12,076,982   --      12,318,130
    United Kingdom..............   9,508,420   19,869,573   --      29,377,993
  Preferred Stocks
    Germany.....................          --    1,589,292   --       1,589,292
  Securities Lending Collateral.          --    9,370,296   --       9,370,296
                                 ----------- ------------   --    ------------
  TOTAL......................... $27,384,866 $162,471,183   --    $189,856,049
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                              Shares      Value+
                                                             --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company..................................           $156,959,869
Investment in Dimensional Emerging Markets Value Fund.......             66,834,652
Investment in DFA International Small Cap Value Portfolio
  of DFA Investment Dimensions Group Inc.................... 1,096,735   25,115,232
                                                                       ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $203,583,877)..........................           $248,909,753
                                                                       ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $248,909,753   --      --    $248,909,753
                                    ------------   --      --    ------------
   TOTAL........................... $248,909,753   --      --    $248,909,753
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                              Percentage
                                                        Shares    Value++   of Net Assets**
                                                        ------    -------   ---------------
COMMON STOCKS -- (97.9%)
AUSTRALIA -- (4.3%)
    BlueScope Steel, Ltd...............................  94,666 $ 1,163,393            0.2%
    Incitec Pivot, Ltd................................. 293,099     834,077            0.2%
    Other Securities...................................          20,659,663            3.9%
                                                                -----------            ----
TOTAL AUSTRALIA........................................          22,657,133            4.3%
                                                                -----------            ----

AUSTRIA -- (0.7%)
*   Raiffeisen Bank International AG...................  27,085     914,283            0.2%
    Other Securities...................................           2,889,710            0.5%
                                                                -----------            ----
TOTAL AUSTRIA..........................................           3,803,993            0.7%
                                                                -----------            ----

BELGIUM -- (1.1%)
    Ageas..............................................  32,566   1,742,037            0.3%
    Other Securities...................................           3,826,512            0.8%
                                                                -----------            ----
TOTAL BELGIUM..........................................           5,568,549            1.1%
                                                                -----------            ----

BRAZIL -- (1.7%)
    Other Securities...................................           9,021,961            1.7%
                                                                -----------            ----

CANADA -- (5.5%)
    Crescent Point Energy Corp.........................  97,460     853,947            0.2%
    Other Securities...................................          28,094,697            5.3%
                                                                -----------            ----
TOTAL CANADA...........................................          28,948,644            5.5%
                                                                -----------            ----

CHILE -- (0.3%)
    Other Securities...................................           1,737,780            0.3%
                                                                -----------            ----

CHINA -- (8.5%)
    China Conch Venture Holdings, Ltd.................. 307,500     954,651            0.2%
    China National Building Material Co., Ltd. Class H. 962,200   1,124,132            0.2%
    Other Securities...................................          43,090,911            8.2%
                                                                -----------            ----
TOTAL CHINA............................................          45,169,694            8.6%
                                                                -----------            ----

COLOMBIA -- (0.1%)
    Other Securities...................................             646,205            0.1%
                                                                -----------            ----

DENMARK -- (1.1%)
    Jyske Bank A.S.....................................  14,411     862,925            0.2%
    Other Securities...................................           5,077,960            0.9%
                                                                -----------            ----
TOTAL DENMARK..........................................           5,940,885            1.1%
                                                                -----------            ----

FINLAND -- (1.5%)
    Neste Oyj..........................................  17,647   1,485,992            0.3%
    Stora Enso Oyj Class R.............................  81,990   1,617,220            0.3%
    Other Securities...................................           4,914,982            0.9%
                                                                -----------            ----
TOTAL FINLAND..........................................           8,018,194            1.5%
                                                                -----------            ----

FRANCE -- (3.7%)
    Arkema SA..........................................  10,891   1,426,662            0.3%
    Eiffage SA.........................................  14,431   1,717,744            0.3%
    Faurecia SA........................................  10,990     897,431            0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                       Percentage
                                                 Shares    Value++   of Net Assets**
                                                 ------    -------   ---------------
FRANCE -- (Continued)
    Rexel SA....................................  76,137 $ 1,180,257            0.2%
    Other Securities............................          14,150,499            2.7%
                                                         -----------           -----
TOTAL FRANCE....................................          19,372,593            3.7%
                                                         -----------           -----

GERMANY -- (4.7%)
    Aurubis AG..................................   9,473     846,548            0.2%
    Freenet AG..................................  31,600   1,003,106            0.2%
    K+S AG......................................  44,982   1,321,106            0.3%
    Lanxess AG..................................  19,336   1,432,301            0.3%
    Rheinmetall AG..............................   8,598   1,123,598            0.2%
    RWE AG......................................  51,929   1,241,193            0.2%
    Uniper SE...................................  33,621   1,039,533            0.2%
    Other Securities............................          16,798,469            3.1%
                                                         -----------           -----
TOTAL GERMANY...................................          24,805,854            4.7%
                                                         -----------           -----

HONG KONG -- (2.0%)
    Other Securities............................          10,524,085            2.0%
                                                         -----------           -----

INDIA -- (3.6%)
    Other Securities............................          18,853,080            3.6%
                                                         -----------           -----

INDONESIA -- (0.6%)
    Other Securities............................           3,143,663            0.6%
                                                         -----------           -----

IRELAND -- (0.6%)
    Bank of Ireland Group P.L.C................. 327,707   2,939,987            0.6%
    Other Securities............................             204,318            0.0%
                                                         -----------           -----
TOTAL IRELAND...................................           3,144,305            0.6%
                                                         -----------           -----

ISRAEL -- (0.4%)
    Other Securities............................           2,381,603            0.5%
                                                         -----------           -----

ITALY -- (2.8%)
*   Banco BPM SpA............................... 326,062   1,182,740            0.2%
    Mediobanca Banca di Credito Finanziario SpA. 100,271   1,215,035            0.2%
    Unione di Banche Italiane SpA............... 221,622   1,141,512            0.2%
    Other Securities............................          11,243,851            2.2%
                                                         -----------           -----
TOTAL ITALY.....................................          14,783,138            2.8%
                                                         -----------           -----

JAPAN -- (18.0%)
    SBI Holdings, Inc...........................  33,900     854,798            0.2%
    Other Securities............................          94,538,402           17.9%
                                                         -----------           -----
TOTAL JAPAN.....................................          95,393,200           18.1%
                                                         -----------           -----

MALAYSIA -- (0.9%)
    Other Securities............................           4,900,980            0.9%
                                                         -----------           -----

MEXICO -- (0.7%)
    Other Securities............................           3,935,668            0.7%
                                                         -----------           -----

NETHERLANDS -- (1.4%)
    Aegon NV.................................... 286,779   2,101,742            0.4%
    Other Securities............................           5,105,364            1.0%
                                                         -----------           -----
TOTAL NETHERLANDS...............................           7,207,106            1.4%
                                                         -----------           -----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                        Percentage
                                                  Shares    Value++   of Net Assets**
                                                  ------    -------   ---------------
NEW ZEALAND -- (0.4%)
    Other Securities.............................         $ 1,907,583            0.4%
                                                          -----------            ----

NORWAY -- (0.7%)
    Other Securities.............................           3,899,923            0.7%
                                                          -----------            ----

PHILIPPINES -- (0.3%)
    Other Securities.............................           1,426,122            0.3%
                                                          -----------            ----

POLAND -- (0.4%)
    Other Securities.............................           2,375,812            0.4%
                                                          -----------            ----

PORTUGAL -- (0.2%)
    Other Securities.............................           1,195,602            0.2%
                                                          -----------            ----

SINGAPORE -- (0.7%)
    Other Securities.............................           3,604,482            0.7%
                                                          -----------            ----

SOUTH AFRICA -- (1.8%)
    Other Securities.............................           9,368,373            1.8%
                                                          -----------            ----

SOUTH KOREA -- (5.9%)
#   Hyundai Engineering & Construction Co., Ltd..  18,025   1,067,499            0.2%
    Other Securities.............................          30,207,636            5.7%
                                                          -----------            ----
TOTAL SOUTH KOREA................................          31,275,135            5.9%
                                                          -----------            ----

SPAIN -- (1.7%)
    Banco de Sabadell SA......................... 912,089   1,784,856            0.4%
    Other Securities.............................           7,173,709            1.3%
                                                          -----------            ----
TOTAL SPAIN......................................           8,958,565            1.7%
                                                          -----------            ----

SWEDEN -- (1.5%)
    Other Securities.............................           7,892,080            1.5%
                                                          -----------            ----

SWITZERLAND -- (3.2%)
    Baloise Holding AG...........................   8,350   1,323,516            0.3%
    Swiss Life Holding AG........................   4,696   1,642,749            0.3%
    Other Securities.............................          14,093,984            2.6%
                                                          -----------            ----
TOTAL SWITZERLAND................................          17,060,249            3.2%
                                                          -----------            ----

TAIWAN -- (4.9%)
    Other Securities.............................          26,146,692            5.0%
                                                          -----------            ----

THAILAND -- (0.9%)
    Other Securities.............................           4,723,007            0.9%
                                                          -----------            ----

TURKEY -- (0.4%)
    Other Securities.............................           2,125,302            0.4%
                                                          -----------            ----

UNITED KINGDOM -- (10.7%)
    Barratt Developments P.L.C................... 181,829   1,394,275            0.3%
    BBA Aviation P.L.C........................... 185,969     815,079            0.2%
    Bellway P.L.C................................  25,648   1,168,684            0.2%
    Berkeley Group Holdings P.L.C................  18,024   1,009,055            0.2%
    GKN P.L.C.................................... 201,823   1,281,506            0.3%
    GVC Holdings P.L.C...........................  92,865   1,136,727            0.2%
    Investec P.L.C............................... 112,326     888,585            0.2%
    J Sainsbury P.L.C............................ 302,330   1,282,836            0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                Percentage
                                         Shares    Value++    of Net Assets**
                                         ------    -------    ---------------
  UNITED KINGDOM -- (Continued)
        Johnson Matthey P.L.C...........  24,288 $  1,097,689            0.2%
        Marks & Spencer Group P.L.C..... 291,779    1,153,706            0.2%
        Meggitt P.L.C................... 160,012    1,036,614            0.2%
        Pearson P.L.C................... 145,585    1,669,078            0.3%
        Phoenix Group Holdings..........  75,948      820,403            0.2%
        Royal Mail P.L.C................ 180,633    1,440,540            0.3%
        Taylor Wimpey P.L.C............. 389,086    1,024,672            0.2%
        Travis Perkins P.L.C............  50,961      887,421            0.2%
  *     Tullow Oil P.L.C................ 300,389      940,060            0.2%
        UBM P.L.C.......................  66,479      885,064            0.2%
        WM Morrison Supermarkets P.L.C.. 349,221    1,164,709            0.2%
        Other Securities................           35,770,073            6.5%
                                                 ------------          ------
  TOTAL UNITED KINGDOM..................           56,866,776           10.8%
                                                 ------------          ------
  TOTAL COMMON STOCKS...................          518,784,016           98.4%
                                                 ------------          ------

  PREFERRED STOCKS -- (0.6%)
  BRAZIL -- (0.5%)
        Other Securities................            2,548,215            0.5%
                                                 ------------          ------

  COLOMBIA -- (0.0%)
        Other Securities................              137,995            0.1%
                                                 ------------          ------

  GERMANY -- (0.1%)
        Other Securities................              661,944            0.1%
                                                 ------------          ------

  MALAYSIA -- (0.0%)
        Other Securities................                2,488            0.0%
                                                 ------------          ------
  TOTAL PREFERRED STOCKS................            3,350,642            0.7%
                                                 ------------          ------

  RIGHTS/WARRANTS -- (0.0%)
  INDONESIA -- (0.0%)
        Other Securities................               12,819            0.0%
                                                 ------------          ------

  MALAYSIA -- (0.0%)
        Other Securities................                   88            0.0%
                                                 ------------          ------

  SPAIN -- (0.0%)
        Other Securities................                   76            0.0%
                                                 ------------          ------

  THAILAND -- (0.0%)
        Other Securities................                1,673            0.0%
                                                 ------------          ------
  TOTAL RIGHTS/WARRANTS.................               14,656            0.0%
                                                 ------------          ------
  TOTAL INVESTMENT SECURITIES...........          522,149,314
                                                 ------------

                                                   Value+
                                                   ------
  SECURITIES LENDING COLLATERAL -- (1.5%)
  (S)@  DFA Short Term Investment Fund.. 701,642    8,117,997            1.5%
                                                 ------------          ------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $458,412,058)...............           $530,267,311          100.6%
                                                 ============          ======

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia...................          -- $ 22,657,133   --    $ 22,657,133
    Austria.....................          --    3,803,993   --       3,803,993
    Belgium.....................          --    5,568,549   --       5,568,549
    Brazil...................... $ 9,021,961           --   --       9,021,961
    Canada......................  28,948,644           --   --      28,948,644
    Chile.......................      13,680    1,724,100   --       1,737,780
    China.......................     917,161   44,252,533   --      45,169,694
    Colombia....................     646,205           --   --         646,205
    Denmark.....................          --    5,940,885   --       5,940,885
    Finland.....................          --    8,018,194   --       8,018,194
    France......................          --   19,372,593   --      19,372,593
    Germany.....................          --   24,805,854   --      24,805,854
    Hong Kong...................          --   10,524,085   --      10,524,085
    India.......................       9,391   18,843,689   --      18,853,080
    Indonesia...................          --    3,143,663   --       3,143,663
    Ireland.....................          --    3,144,305   --       3,144,305
    Israel......................          --    2,381,603   --       2,381,603
    Italy.......................          --   14,783,138   --      14,783,138
    Japan.......................     233,334   95,159,866   --      95,393,200
    Malaysia....................          --    4,900,980   --       4,900,980
    Mexico......................   3,935,668           --   --       3,935,668
    Netherlands.................          --    7,207,106   --       7,207,106
    New Zealand.................          --    1,907,583   --       1,907,583
    Norway......................          --    3,899,923   --       3,899,923
    Philippines.................          --    1,426,122   --       1,426,122
    Poland......................          --    2,375,812   --       2,375,812
    Portugal....................          --    1,195,602   --       1,195,602
    Singapore...................          --    3,604,482   --       3,604,482
    South Africa................     960,757    8,407,616   --       9,368,373
    South Korea.................          --   31,275,135   --      31,275,135
    Spain.......................          --    8,958,565   --       8,958,565
    Sweden......................          --    7,892,080   --       7,892,080
    Switzerland.................          --   17,060,249   --      17,060,249
    Taiwan......................          --   26,146,692   --      26,146,692
    Thailand....................   4,719,800        3,207   --       4,723,007
    Turkey......................          --    2,125,302   --       2,125,302
    United Kingdom..............          --   56,866,776   --      56,866,776
  Preferred Stocks
    Brazil......................   2,548,215           --   --       2,548,215
    Colombia....................     137,995           --   --         137,995
    Germany.....................          --      661,944   --         661,944
    Malaysia....................       2,488           --   --           2,488
  Rights/Warrants
    Indonesia...................          --       12,819   --          12,819
    Malaysia....................          --           88   --              88
    Spain.......................          --           76   --              76
    Thailand....................          --        1,673   --           1,673
  Securities Lending Collateral.          --    8,117,997   --       8,117,997
                                 ----------- ------------   --    ------------
  TOTAL......................... $52,095,299 $478,172,012   --    $530,267,311
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                                  Percentage
                                                          Shares     Value++    of Net Assets**
                                                          ------     -------    ---------------
COMMON STOCKS -- (92.3%)
AUSTRALIA -- (3.9%)
    BHP Billiton, Ltd...................................   487,213 $ 11,366,313            0.4%
    National Australia Bank, Ltd........................   212,836    4,626,849            0.2%
    Other Securities....................................            119,348,356            3.6%
                                                                   ------------            ----
TOTAL AUSTRALIA.........................................            135,341,518            4.2%
                                                                   ------------            ----

AUSTRIA -- (0.5%)
    Other Securities....................................             17,284,336            0.5%
                                                                   ------------            ----

BELGIUM -- (0.9%)
    Other Securities....................................             32,400,060            1.0%
                                                                   ------------            ----

BRAZIL -- (1.3%)
    Vale SA.............................................   470,432    6,535,717            0.2%
    Other Securities....................................             38,084,028            1.2%
                                                                   ------------            ----
TOTAL BRAZIL............................................             44,619,745            1.4%
                                                                   ------------            ----

CANADA -- (5.7%)
#   Bank of Montreal....................................    92,353    7,012,363            0.2%
    Bank of Nova Scotia (The)...........................    84,789    5,211,132            0.2%
    Canadian Imperial Bank of Commerce..................    51,431    4,477,069            0.2%
    Royal Bank of Canada................................    72,182    5,489,441            0.2%
    Other Securities....................................            174,124,013            5.2%
                                                                   ------------            ----
TOTAL CANADA............................................            196,314,018            6.0%
                                                                   ------------            ----

CHILE -- (0.3%)
    Other Securities....................................             10,924,805            0.3%
                                                                   ------------            ----

CHINA -- (7.3%)
    China Construction Bank Corp. Class H............... 9,249,000    9,689,794            0.3%
    China Mobile, Ltd...................................   525,000    5,001,407            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 6,595,000    5,789,625            0.2%
    Ping An Insurance Group Co. of China, Ltd. Class H..   618,000    6,038,725            0.2%
    Tencent Holdings, Ltd...............................   209,100   10,279,959            0.3%
    Other Securities....................................            214,638,015            6.5%
                                                                   ------------            ----
TOTAL CHINA.............................................            251,437,525            7.7%
                                                                   ------------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................              3,668,321            0.1%
                                                                   ------------            ----

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................              1,247,672            0.0%
                                                                   ------------            ----

DENMARK -- (1.1%)
    Other Securities....................................             38,631,168            1.2%
                                                                   ------------            ----

EGYPT -- (0.0%)
    Other Securities....................................                137,699            0.0%
                                                                   ------------            ----

FINLAND -- (1.3%)
    UPM-Kymmene Oyj.....................................   158,274    5,647,469            0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           Percentage
                                                   Shares     Value++    of Net Assets**
                                                   ------     -------    ---------------
FINLAND -- (Continued)
    Other Securities.............................           $ 38,201,753            1.2%
                                                            ------------            ----
TOTAL FINLAND....................................             43,849,222            1.4%
                                                            ------------            ----

FRANCE -- (5.3%)
    BNP Paribas SA...............................    87,601    6,762,732            0.2%
    Cie Generale des Etablissements Michelin SCA.    40,141    5,644,743            0.2%
    Engie SA.....................................   289,657    5,081,012            0.2%
    Orange SA....................................   374,142    6,801,759            0.2%
#   Peugeot SA...................................   201,421    4,959,705            0.2%
    Total SA.....................................   188,568   11,851,817            0.4%
    Other Securities.............................            141,829,867            4.2%
                                                            ------------            ----
TOTAL FRANCE.....................................            182,931,635            5.6%
                                                            ------------            ----

GERMANY -- (4.8%)
    Allianz SE...................................    27,023    6,391,583            0.2%
    BASF SE......................................    66,555    6,924,609            0.2%
    Bayerische Motoren Werke AG..................    59,850    6,654,236            0.2%
    Daimler AG...................................   174,048   13,683,314            0.4%
    Deutsche Telekom AG..........................   449,901    7,874,893            0.3%
    Other Securities.............................            122,935,973            3.8%
                                                            ------------            ----
TOTAL GERMANY....................................            164,464,608            5.1%
                                                            ------------            ----

GREECE -- (0.0%)
    Other Securities.............................                639,508            0.0%
                                                            ------------            ----

HONG KONG -- (2.0%)
    AIA Group, Ltd............................... 1,173,600   10,488,695            0.3%
    Other Securities.............................             58,370,910            1.8%
                                                            ------------            ----
TOTAL HONG KONG..................................             68,859,605            2.1%
                                                            ------------            ----

HUNGARY -- (0.1%)
    Other Securities.............................              2,945,208            0.1%
                                                            ------------            ----

INDIA -- (2.7%)
    Other Securities.............................             94,650,455            2.9%
                                                            ------------            ----

INDONESIA -- (0.6%)
    Other Securities.............................             19,023,178            0.6%
                                                            ------------            ----

IRELAND -- (0.4%)
    Other Securities.............................             13,990,839            0.4%
                                                            ------------            ----

ISRAEL -- (0.4%)
    Other Securities.............................             15,291,545            0.5%
                                                            ------------            ----

ITALY -- (2.3%)
    Eni SpA......................................   244,153    4,772,801            0.2%
    Fiat Chrysler Automobiles NV.................   275,811    6,128,181            0.2%
    Other Securities.............................             68,391,293            2.0%
                                                            ------------            ----
TOTAL ITALY......................................             79,292,275            2.4%
                                                            ------------            ----

JAPAN -- (16.8%)
    Hitachi, Ltd.................................   698,000    5,094,392            0.2%
    Honda Motor Co., Ltd.........................   259,300    8,916,273            0.3%
    Mitsubishi UFJ Financial Group, Inc..........   879,000    5,890,480            0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               Percentage
                                       Shares     Value++    of Net Assets**
                                       ------     -------    ---------------
   JAPAN -- (Continued)
       Nissan Motor Co., Ltd.........   450,000 $  4,734,210            0.2%
       Toyota Motor Corp.............   222,288   14,575,945            0.5%
       Other Securities..............            542,877,164           16.5%
                                                ------------           -----
   TOTAL JAPAN.......................            582,088,464           17.9%
                                                ------------           -----

   MALAYSIA -- (0.6%)
       Other Securities..............             21,325,233            0.7%
                                                ------------           -----

   MEXICO -- (0.7%)
       Other Securities..............             23,875,201            0.7%
                                                ------------           -----

   NETHERLANDS -- (1.9%)
       Other Securities..............             65,049,806            2.0%
                                                ------------           -----

   NEW ZEALAND -- (0.3%)
       Other Securities..............             10,593,152            0.3%
                                                ------------           -----

   NORWAY -- (0.6%)
       Other Securities..............             22,102,686            0.7%
                                                ------------           -----

   PERU -- (0.0%)
       Other Securities..............                512,301            0.0%
                                                ------------           -----

   PHILIPPINES -- (0.2%)
       Other Securities..............              8,371,006            0.3%
                                                ------------           -----

   POLAND -- (0.3%)
       Other Securities..............             10,552,125            0.3%
                                                ------------           -----

   PORTUGAL -- (0.2%)
       Other Securities..............              5,988,189            0.2%
                                                ------------           -----

   RUSSIA -- (0.2%)
       Other Securities..............              7,434,007            0.2%
                                                ------------           -----

   SINGAPORE -- (0.8%)
       Other Securities..............             28,150,084            0.9%
                                                ------------           -----

   SOUTH AFRICA -- (1.9%)
       Other Securities..............             66,534,396            2.1%
                                                ------------           -----

   SOUTH KOREA -- (4.0%)
       Samsung Electronics Co., Ltd..     8,883   22,012,074            0.7%
       Other Securities..............            116,930,634            3.6%
                                                ------------           -----
   TOTAL SOUTH KOREA.................            138,942,708            4.3%
                                                ------------           -----

   SPAIN -- (1.7%)
   #   Banco Santander SA............ 1,234,394    7,975,322            0.3%
       Iberdrola SA..................   669,625    5,173,486            0.2%
       Other Securities..............             46,595,153            1.3%
                                                ------------           -----
   TOTAL SPAIN.......................             59,743,961            1.8%
                                                ------------           -----

   SWEDEN -- (1.8%)
       Other Securities..............             63,089,538            1.9%
                                                ------------           -----

   SWITZERLAND -- (3.8%)
       Nestle SA.....................   200,030   15,496,339            0.5%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       Percentage
                                                             Shares      Value++     of Net Assets**
                                                             ------      -------     ---------------
SWITZERLAND -- (Continued)
    Novartis AG............................................   111,773 $    8,603,648            0.3%
    Roche Holding AG.......................................    25,011      5,557,128            0.2%
#   Zurich Insurance Group AG..............................    14,341      4,581,023            0.2%
    Other Securities.......................................               95,470,600            2.8%
                                                                      --------------           -----
TOTAL SWITZERLAND..........................................              129,708,738            4.0%
                                                                      --------------           -----

TAIWAN -- (3.6%)
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................   134,422      5,168,526            0.2%
    Other Securities.......................................              117,866,394            3.6%
                                                                      --------------           -----
TOTAL TAIWAN...............................................              123,034,920            3.8%
                                                                      --------------           -----

THAILAND -- (0.7%)
    Other Securities.......................................               24,143,237            0.8%
                                                                      --------------           -----

TURKEY -- (0.3%)
    Other Securities.......................................                9,503,595            0.3%
                                                                      --------------           -----

UNITED KINGDOM -- (10.9%)
    Anglo American P.L.C...................................   344,308      8,101,309            0.3%
    BP P.L.C. Sponsored ADR................................   472,008     21,046,837            0.7%
    British American Tobacco P.L.C.........................    89,071      4,885,320            0.2%
#   HSBC Holdings P.L.C. Sponsored ADR.....................   275,801     13,861,758            0.4%
#   Rio Tinto P.L.C. Sponsored ADR.........................   156,348      8,591,323            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A........   161,107     11,261,379            0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B........   106,451      7,709,181            0.3%
    Tesco P.L.C............................................ 1,976,348      6,401,263            0.2%
    Vodafone Group P.L.C................................... 4,040,579     11,791,259            0.4%
    Other Securities.......................................              285,024,006            8.4%
                                                                      --------------           -----
TOTAL UNITED KINGDOM.......................................              378,673,635           11.6%
                                                                      --------------           -----
TOTAL COMMON STOCKS........................................            3,197,361,927           98.3%
                                                                      --------------           -----

PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.5%)
    Other Securities.......................................               15,748,206            0.5%
                                                                      --------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  235,500            0.0%
                                                                      --------------           -----

COLOMBIA -- (0.0%)
    Other Securities.......................................                  677,744            0.0%
                                                                      --------------           -----

GERMANY -- (0.4%)
    Volkswagen AG..........................................    33,924      6,996,310            0.2%
    Other Securities.......................................                7,492,826            0.2%
                                                                      --------------           -----
TOTAL GERMANY..............................................               14,489,136            0.4%
                                                                      --------------           -----

MALAYSIA -- (0.0%)
    Other Securities.......................................                    7,736            0.0%
                                                                      --------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities.......................................                   43,309            0.0%
                                                                      --------------           -----
TOTAL PREFERRED STOCKS.....................................               31,201,631            0.9%
                                                                      --------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
RIGHTS/WARRANTS -- (0.0%)
INDONESIA -- (0.0%)
       Other Securities................            $       31,339            0.0%
                                                   --------------          ------

MALAYSIA -- (0.0%)
       Other Securities................                     9,477            0.0%
                                                   --------------          ------

SINGAPORE -- (0.0%)
       Other Securities................                     2,418            0.0%
                                                   --------------          ------

SPAIN -- (0.0%)
       Other Securities................                       858            0.0%
                                                   --------------          ------

TAIWAN -- (0.0%)
       Other Securities................                       539            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS..................                    44,631            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             3,228,608,189
                                                   --------------

                                                      Value+
                                            -         ------             -
SECURITIES LENDING COLLATERAL -- (6.8%)
(S)@   DFA Short Term Investment Fund.. 20,305,579    234,935,550            7.2%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,958,380,448)..............              $3,463,543,739          106.4%
                                                   ==============          ======

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                             Investments in Securities (Market Value)
                          ----------------------------------------------
                            Level 1      Level 2    Level 3    Total
                          ------------ ------------ ------- ------------
        Common Stocks
          Australia...... $  1,030,325 $134,311,193   --    $135,341,518
          Austria........           --   17,284,336   --      17,284,336
          Belgium........      128,561   32,271,499   --      32,400,060
          Brazil.........   44,619,745           --   --      44,619,745
          Canada.........  196,314,018           --   --     196,314,018
          Chile..........    1,941,398    8,983,407   --      10,924,805
          China..........   26,744,437  224,693,088   --     251,437,525
          Colombia.......    3,668,321           --   --       3,668,321
          Czech Republic.           --    1,247,672   --       1,247,672
          Denmark........      250,847   38,380,321   --      38,631,168
          Egypt..........           --      137,699   --         137,699
          Finland........      123,956   43,725,266   --      43,849,222
          France.........    1,894,984  181,036,651   --     182,931,635
          Germany........    1,802,715  162,661,893   --     164,464,608
          Greece.........           --      639,508   --         639,508
          Hong Kong......      115,218   68,744,387   --      68,859,605
          Hungary........           --    2,945,208   --       2,945,208
          India..........      964,685   93,685,770   --      94,650,455
          Indonesia......      164,956   18,858,222   --      19,023,178
          Ireland........    1,978,816   12,012,023   --      13,990,839
          Israel.........    1,207,307   14,084,238   --      15,291,545
          Italy..........      116,599   79,175,676   --      79,292,275
          Japan..........    3,424,843  578,663,621   --     582,088,464
          Malaysia.......           --   21,325,233   --      21,325,233

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
  Mexico...................... $ 23,874,883 $          318   --    $   23,875,201
  Netherlands.................    8,464,271     56,585,535   --        65,049,806
  New Zealand.................           --     10,593,152   --        10,593,152
  Norway......................      189,542     21,913,144   --        22,102,686
  Peru........................      512,196            105   --           512,301
  Philippines.................       56,684      8,314,322   --         8,371,006
  Poland......................           --     10,552,125   --        10,552,125
  Portugal....................           --      5,988,189   --         5,988,189
  Russia......................    1,964,958      5,469,049   --         7,434,007
  Singapore...................        5,549     28,144,535   --        28,150,084
  South Africa................    4,274,765     62,259,631   --        66,534,396
  South Korea.................    1,314,677    137,628,031   --       138,942,708
  Spain.......................      489,394     59,254,567   --        59,743,961
  Sweden......................       61,064     63,028,474   --        63,089,538
  Switzerland.................    3,314,404    126,394,334   --       129,708,738
  Taiwan......................    7,262,952    115,771,968   --       123,034,920
  Thailand....................   24,140,754          2,483   --        24,143,237
  Turkey......................       20,760      9,482,835   --         9,503,595
  United Kingdom..............   91,557,996    287,115,639   --       378,673,635
Preferred Stocks
  Brazil......................   15,748,206             --   --        15,748,206
  Chile.......................           --        235,500   --           235,500
  Colombia....................      677,744             --   --           677,744
  Germany.....................           --     14,489,136   --        14,489,136
  Malaysia....................        7,736             --   --             7,736
  South Korea.................       43,309             --   --            43,309
Rights/Warrants
  Indonesia...................           --         31,339   --            31,339
  Malaysia....................           --          9,477   --             9,477
  Singapore...................           --          2,418   --             2,418
  Spain.......................           --            858   --               858
  Taiwan......................           --            539   --               539
Securities Lending Collateral.           --    234,935,550   --       234,935,550
                               ------------ --------------   --    --------------
TOTAL......................... $470,473,575 $2,993,070,164   --    $3,463,543,739
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                        Shares      Value+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................ 15,561,034 $352,301,817
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 17,580,020  256,844,085
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  3,765,368   87,733,079
                                                                                 ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $588,257,876).............................................            $696,878,981
                                                                                 ------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund, 1.630%
  (Cost $267,641)....................................................    267,641      267,641
                                                                                 ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $588,525,517).............................................            $697,146,622
                                                                                 ============

Summary of the Fund's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $696,878,981   --      --    $696,878,981
   Temporary Cash Investments......      267,641   --      --         267,641
                                    ------------   --      --    ------------
   TOTAL........................... $697,146,622   --      --    $697,146,622
                                    ============   ==      ==    ============

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 7,965,673 $169,828,142
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 9,657,130  141,090,674
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 3,341,936   77,867,107
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $302,834,979).................................           $388,785,923
                                                                    ------------

At April 30, 2018, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                           Unrealized
                                                                                            Foreign
                                                                                            Exchange
                                                                       Settlement         Appreciation
Currency Purchased   Currency Sold          Counterparty                  Date           (Depreciation)
------------------ ----------------- ---------------------------- ----------             --------------
USD       233,488  SEK     1,954,643 Citibank, N.A.                       05/08/18         $   10,188
USD       398,244  CAD       501,217 Citibank, N.A.                       05/08/18              7,819
USD     1,301,912  GBP       913,476 Citibank, N.A.                       05/08/18             44,002
USD     1,970,466  JPY   211,355,752 Bank of America Corp.                05/08/18             36,363
USD     3,187,926  SEK    26,430,989 JP Morgan                            05/08/18            168,426
USD    18,533,923  GBP    13,123,487 Citibank, N.A.                       05/08/18            462,102
USD    29,525,807  JPY 3,132,921,419 UBS AG                               05/08/18            856,641
USD        80,340  NOK       624,669 Citibank, N.A.                       05/09/18              2,458
USD        86,787  NOK       692,455 Citibank, N.A.                       05/09/18                453
USD       420,414  CHF       415,758 Citibank, N.A.                       05/09/18                677
USD     1,046,008  NOK     8,181,694 State Street Bank and Trust          05/09/18             25,938
USD     6,661,380  CHF     6,369,092 Bank of America Corp.                05/09/18            231,331
USD        61,858  ILS       217,297 Citibank, N.A.                       05/10/18              1,451
USD       728,076  ILS     2,563,589 Citibank, N.A.                       05/10/18             15,417
USD     2,046,637  EUR     1,651,551 Bank of America Corp.                05/15/18             50,534
USD    34,667,677  EUR    27,982,255 State Street Bank and Trust          05/15/18            847,679
USD    13,422,250  HKD   105,226,612 Citibank, N.A.                       05/16/18             10,184
USD     1,353,962  SGD     1,791,000 Citibank, N.A.                       05/25/18              2,708
USD     2,213,095  DKK    13,506,000 Bank of America Corp.                05/25/18             20,379
                                                                                           ----------
                                                                    Total Appreciation     $2,794,750
                                                                                           ----------
USD   $ 1,143,723  GBP       831,580 Citibank, N.A.                       05/08/18         $   (1,612)
USD     6,483,307  CAD     8,365,463 State Street Bank and Trust          05/08/18            (33,018)
                                                                                           ----------
                                                                    Total (Depreciation)   $  (34,630)
                                                                                           ----------
                                                                    Total Appreciation
                                                                     (Depreciation)        $2,760,120
                                                                                           ==========

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
CONTINUED

At April 30, 2018, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    184     06/15/18  $25,147,330 $24,352,400   $(794,930)
                                               ----------- -----------   ----------
Total futures contracts..                      $25,147,330 $24,352,400   $(794,930)
                                               =========== ===========   ==========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                 ---------------------------------------------
                                    Level 1     Level 2   Level 3     Total
                                 ------------  ---------- ------- ------------
Affiliated Investment Companies. $388,785,923          --   --    $388,785,923
Forward Currency Contracts**....           --  $2,760,120   --       2,760,120
Futures Contracts**.............     (794,930)         --   --        (794,930)
                                 ------------  ----------   --    ------------
TOTAL........................... $387,990,993  $2,760,120   --    $390,751,113
                                 ============  ==========   ==    ============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                          EMERGING MARKETS PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)


                                                                Value+
                                                            --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Series of
       The DFA Investment Trust Company.................... $6,290,336,232
                                                            --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY. $6,290,336,232
                                                            ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Small Cap Series of
       The DFA Investment Trust Company..................... $7,825,210,634
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY.. $7,825,210,634
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                Value+
                                                            ---------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in Dimensional Emerging Markets Value Fund. $19,926,153,185
                                                            ---------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY. $19,926,153,185
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (92.8%)
BRAZIL -- (5.6%)
    Ambev SA ADR........................................  14,628,396 $   96,839,982            0.3%
    Vale SA.............................................  17,379,974    241,460,192            0.8%
    Other Securities....................................              1,396,621,236            4.7%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,734,921,410            5.8%
                                                                     --------------           -----

CHILE -- (1.3%)
    Other Securities....................................                412,363,932            1.4%
                                                                     --------------           -----

CHINA -- (16.3%)
#*  Alibaba Group Holding, Ltd. Sponsored ADR...........   1,332,164    237,844,561            0.8%
*   Baidu, Inc. Sponsored ADR...........................     248,303     62,299,223            0.2%
    China Construction Bank Corp. Class H............... 230,905,302    241,909,906            0.8%
    China Mobile, Ltd...................................  10,380,500     98,889,723            0.3%
    China Mobile, Ltd. Sponsored ADR....................   1,997,961     94,823,229            0.3%
    China Overseas Land & Investment, Ltd...............  18,064,033     60,525,918            0.2%
    China Petroleum & Chemical Corp. Class H............  65,522,400     63,809,567            0.2%
    Geely Automobile Holdings, Ltd......................  22,910,000     60,253,976            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 185,963,725    163,254,028            0.6%
    NetEase, Inc. ADR...................................     260,601     66,992,699            0.2%
#   Ping An Insurance Group Co. of China, Ltd. Class H..  17,734,000    173,286,004            0.6%
    Tencent Holdings, Ltd...............................  10,436,500    513,088,426            1.7%
    Other Securities....................................              3,206,963,120           10.9%
                                                                     --------------           -----
TOTAL CHINA.............................................              5,043,940,380           17.0%
                                                                     --------------           -----

COLOMBIA -- (0.4%)
    Other Securities....................................                113,440,751            0.4%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.1%)
    Other Securities....................................                 43,658,908            0.2%
                                                                     --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 16,915,595            0.1%
                                                                     --------------           -----

GREECE -- (0.2%)
    Other Securities....................................                 72,806,953            0.2%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                     63,667            0.0%
                                                                     --------------           -----

HUNGARY -- (0.4%)
    Other Securities....................................                116,149,022            0.4%
                                                                     --------------           -----

INDIA -- (12.2%)
    HDFC Bank, Ltd......................................   2,994,559     86,934,726            0.3%
    Housing Development Finance Corp., Ltd..............   3,454,134     97,126,681            0.3%
    Infosys, Ltd........................................   6,276,859    112,537,944            0.4%
#   Infosys, Ltd. Sponsored ADR.........................   3,708,004     65,520,431            0.2%
    Reliance Industries, Ltd............................   7,506,986    107,907,753            0.4%
    Tata Consultancy Services, Ltd......................   1,982,224    104,543,093            0.4%
    Other Securities....................................              3,191,696,637           10.7%
                                                                     --------------           -----
TOTAL INDIA.............................................              3,766,267,265           12.7%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         Percentage
                                                              Shares       Value++     of Net Assets**
                                                              ------       -------     ---------------
INDONESIA -- (2.4%)
    Bank Rakyat Indonesia Persero Tbk PT................... 287,069,600 $   66,189,188            0.2%
    Other Securities.......................................                680,239,249            2.3%
                                                                        --------------           -----
TOTAL INDONESIA............................................                746,428,437            2.5%
                                                                        --------------           -----

MALAYSIA -- (3.0%)
    Public Bank Bhd........................................  11,077,811     67,031,488            0.2%
    Other Securities.......................................                864,247,503            2.9%
                                                                        --------------           -----
TOTAL MALAYSIA.............................................                931,278,991            3.1%
                                                                        --------------           -----

MEXICO -- (3.0%)
#   America Movil S.A.B. de C.V. Series L ADR..............   3,833,735     70,885,760            0.3%
    Grupo Mexico S.A.B. de C.V. Series B...................  23,616,486     78,191,044            0.3%
    Other Securities.......................................                784,539,529            2.5%
                                                                        --------------           -----
TOTAL MEXICO...............................................                933,616,333            3.1%
                                                                        --------------           -----

PERU -- (0.1%)
    Other Securities.......................................                 39,875,755            0.1%
                                                                        --------------           -----

PHILIPPINES -- (1.1%)
    Other Securities.......................................                328,294,418            1.1%
                                                                        --------------           -----

POLAND -- (1.4%)
    Other Securities.......................................                429,669,059            1.5%
                                                                        --------------           -----

RUSSIA -- (1.2%)
    Sberbank of Russia PJSC Sponsored ADR..................   4,081,901     60,356,021            0.2%
    Other Securities.......................................                304,457,689            1.0%
                                                                        --------------           -----
TOTAL RUSSIA...............................................                364,813,710            1.2%
                                                                        --------------           -----

SOUTH AFRICA -- (7.4%)
    Barclays Africa Group, Ltd.............................   5,592,618     81,916,609            0.3%
    Bidvest Group, Ltd. (The)..............................   3,138,801     61,486,417            0.2%
    FirstRand, Ltd.........................................  23,983,632    128,444,985            0.4%
    MTN Group, Ltd.........................................  12,034,830    120,789,886            0.4%
    Naspers, Ltd. Class N..................................     577,437    140,674,933            0.5%
    Sasol, Ltd.............................................   2,004,055     71,639,674            0.3%
    Shoprite Holdings, Ltd.................................   3,413,393     67,912,216            0.2%
#   Standard Bank Group, Ltd...............................   8,348,277    143,177,844            0.5%
    Other Securities.......................................              1,451,773,804            4.8%
                                                                        --------------           -----
TOTAL SOUTH AFRICA.........................................              2,267,816,368            7.6%
                                                                        --------------           -----

SOUTH KOREA -- (17.3%)
    LG Chem, Ltd...........................................     230,246     77,069,944            0.3%
#   LG Electronics, Inc....................................     892,670     84,641,890            0.3%
#   Lotte Chemical Corp....................................     154,753     59,591,788            0.2%
    Samsung Electronics Co., Ltd...........................     482,484  1,195,595,273            4.0%
    SK Holdings Co., Ltd...................................     261,617     71,612,157            0.3%
#   SK Hynix, Inc..........................................   3,141,984    247,098,130            0.9%
    Other Securities.......................................              3,589,018,432           11.9%
                                                                        --------------           -----
TOTAL SOUTH KOREA..........................................              5,324,627,614           17.9%
                                                                        --------------           -----

TAIWAN -- (14.7%)
    ASE Industrial Holdings Co., Ltd.......................  22,471,387     60,989,045            0.2%
    Hon Hai Precision Industry Co., Ltd....................  55,950,504    155,619,704            0.5%
    Taiwan Semiconductor Manufacturing Co., Ltd............  41,147,652    313,435,568            1.1%
#   Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................  10,645,186    409,307,402            1.4%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                         Shares        Value++     of Net Assets**
                                         ------        -------     ---------------
TAIWAN -- (Continued)
      Uni-President Enterprises Corp..  26,707,734 $    64,276,545            0.2%
#     United Microelectronics Corp.... 124,264,441      67,012,321            0.2%
      Other Securities................               3,458,472,518           11.6%
                                                   ---------------          ------
TOTAL TAIWAN..........................               4,529,113,103           15.2%
                                                   ---------------          ------
THAILAND -- (3.3%)
      PTT PCL.........................  72,022,800     128,938,156            0.5%
      Other Securities................                 876,184,309            2.9%
                                                   ---------------          ------
TOTAL THAILAND........................               1,005,122,465            3.4%
                                                   ---------------          ------

TURKEY -- (1.3%)
      Other Securities................                 403,271,923            1.4%
                                                   ---------------          ------
TOTAL COMMON STOCKS...................              28,624,456,059           96.3%
                                                   ---------------          ------

PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
      Banco Bradesco SA...............   6,392,532      63,082,277            0.2%
      Banco Bradesco SA ADR...........  10,092,312      98,904,657            0.3%
      Itau Unibanco Holding SA........  11,379,145     165,691,421            0.6%
      Itau Unibanco Holding SA ADR....   6,510,406      94,596,199            0.3%
      Other Securities................                 289,923,116            1.0%
                                                   ---------------          ------
TOTAL BRAZIL..........................                 712,197,670            2.4%
                                                   ---------------          ------

CHILE -- (0.0%)
      Other Securities................                   6,877,903            0.0%
                                                   ---------------          ------

COLOMBIA -- (0.1%)
      Other Securities................                  21,322,666            0.1%
                                                   ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities................                     337,188            0.0%
                                                   ---------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities................                     802,506            0.0%
                                                   ---------------          ------
TOTAL PREFERRED STOCKS................                 741,537,933            2.5%
                                                   ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
INDONESIA -- (0.0%)
      Other Securities................                     785,720            0.0%
                                                   ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities................                     247,097            0.0%
                                                   ---------------          ------

TAIWAN -- (0.0%)
      Other Securities................                      10,287            0.0%
                                                   ---------------          ------

THAILAND -- (0.0%)
      Other Securities................                     113,815            0.0%
                                                   ---------------          ------
TOTAL RIGHTS/WARRANTS.................                   1,156,919            0.0%
                                                   ---------------          ------
TOTAL INVESTMENT SECURITIES...........              29,367,150,911
                                                   ---------------

                                                       Value+
                                           -           ------             -
SECURITIES LENDING COLLATERAL -- (4.8%)
(S)@  DFA Short Term Investment Fund.. 128,046,537   1,481,498,432            5.0%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $24,421,259,111)............               $30,848,649,343          103.8%
                                                   ===============          ======

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


At April 30, 2018, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                 Unrealized
                                Number of Expiration   Notional      Market     Appreciation
Description                     Contracts    Date       Value        Value     (Depreciation)
-----------                     --------- ---------- ------------ ------------ --------------
Long Position contracts:
MSCI Emerging Markets Index(R).     650    06/15/18  $ 39,377,522 $ 37,446,500  $(1,931,022)
S&P 500(R) Emini Index.........   1,590    06/15/18   218,065,219  210,436,500   (7,628,719)
                                                     ------------ ------------  -----------
Total futures contracts........                      $257,442,741 $247,883,000  $(9,559,741)
                                                     ============ ============  ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               --------------  --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,734,921,410               --   --    $ 1,734,921,410
  Chile.......................    127,748,697  $   284,615,235   --        412,363,932
  China.......................    834,923,624    4,209,016,756   --      5,043,940,380
  Colombia....................    113,440,751               --   --        113,440,751
  Czech Republic..............             --       43,658,908   --         43,658,908
  Egypt.......................      1,201,603       15,713,992   --         16,915,595
  Greece......................             --       72,806,953   --         72,806,953
  Hong Kong...................         63,667               --   --             63,667
  Hungary.....................        313,544      115,835,478   --        116,149,022
  India.......................    118,552,523    3,647,714,742   --      3,766,267,265
  Indonesia...................     25,573,480      720,854,957   --        746,428,437
  Malaysia....................             --      931,278,991   --        931,278,991
  Mexico......................    933,581,144           35,189   --        933,616,333
  Peru........................     39,874,052            1,703   --         39,875,755
  Philippines.................      6,148,881      322,145,537   --        328,294,418
  Poland......................             --      429,669,059   --        429,669,059
  Russia......................     67,008,973      297,804,737   --        364,813,710
  South Africa................    127,894,141    2,139,922,227   --      2,267,816,368
  South Korea.................    112,709,338    5,211,918,276   --      5,324,627,614
  Taiwan......................    499,048,365    4,030,064,738   --      4,529,113,103
  Thailand....................  1,004,807,641          314,824   --      1,005,122,465
  Turkey......................      2,521,709      400,750,214   --        403,271,923
Preferred Stocks
  Brazil......................    712,197,670               --   --        712,197,670
  Chile.......................             --        6,877,903   --          6,877,903
  Colombia....................     21,322,666               --   --         21,322,666
  Malaysia....................        337,188               --   --            337,188
  South Korea.................        802,506               --   --            802,506
Rights/Warrants
  Indonesia...................             --          785,720   --            785,720
  Malaysia....................             --          247,097   --            247,097
  Taiwan......................             --           10,287   --             10,287
  Thailand....................             --          113,815   --            113,815
Securities Lending Collateral.             --    1,481,498,432   --      1,481,498,432
Futures Contracts**...........     (9,559,741)              --   --         (9,559,741)
                               --------------  ---------------   --    ---------------
TOTAL......................... $6,475,433,832  $24,363,655,770   --    $30,839,089,602
                               ==============  ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                          Enhanced U.S.
                                              Large      U.S. Large Cap
                                             Company         Equity      U.S. Large Cap   U.S. Targeted
                                            Portfolio      Portfolio*    Value Portfolio Value Portfolio*
                                         --------------  --------------  --------------- ----------------
ASSETS:
Investments in Affiliated Investment
 Company at Value.......................             --              --  $   24,839,634               --
Investments at Value (including
 $13,344, $46,513, $0 and $2,271,688 of
 securities on loan, respectively)...... $      333,535  $    1,374,454              --   $   10,778,729
Temporary Cash Investments at Value &
 Cost...................................             --           2,653              --          109,733
Collateral from Securities on Loan
 Invested in Affiliate at Value
 (including cost of $13,667, $39,284,
 $0 and $1,553,156).....................         13,668          39,285              --        1,553,186
Segregated Cash for Futures Contracts...             --              --              --            3,625
Foreign Currencies at Value.............             --              --              --              114
Cash....................................          2,049              --              --               --
Receivables:
 Investment Securities/Affiliated
   Investment Company Sold..............            802              --              --            8,732
 Dividends, Interest and Tax Reclaims...          2,275           1,157              --            3,092
 Securities Lending Income..............              2              20              --              745
 Fund Shares Sold.......................            614           1,676          18,353            6,848
Unrealized Gain on Forward Currency
 Contracts..............................            899              --              --               --
Prepaid Expenses and Other Assets.......             20              26             143               94
                                         --------------  --------------  --------------   --------------
    Total Assets........................        353,864       1,419,271      24,858,130       12,464,898
                                         --------------  --------------  --------------   --------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned.......         13,667          39,288              --        1,553,309
 Investment Securities/Affiliated
   Investment Company Purchased.........             --             858              --           28,836
 Fund Shares Redeemed...................            126             320          11,562           10,590
 Due to Advisor.........................             33             170           3,080            3,145
 Futures Margin Variation...............          3,113              --              --              763
Unrealized Loss on Forward Currency
 Contracts..............................              3              --              --               --
Accrued Expenses and Other Liabilities..             34              62             730              604
                                         --------------  --------------  --------------   --------------
    Total Liabilities...................         16,976          40,698          15,372        1,597,247
                                         --------------  --------------  --------------   --------------
NET ASSETS.............................. $      336,888  $    1,378,573  $   24,842,758   $   10,867,651
                                         ==============  ==============  ==============   ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Class R1 Shares -- based on net assets
 of $0; $0; $0 and $54,383 and shares
 outstanding of 0; 0; 0 and 2,216,810,
 respectively...........................            N/A             N/A             N/A   $        24.53
                                         ==============  ==============  ==============   ==============
NUMBER OF SHARES AUTHORIZED.............            N/A             N/A             N/A      200,000,000
                                         ==============  ==============  ==============   ==============
Class R2 Shares -- based on net assets
 of $0; $0; $0 and $162,517 and shares
 outstanding of 0; 0; 0 and
 6,659,347, respectively................            N/A             N/A             N/A   $        24.40
                                         ==============  ==============  ==============   ==============
NUMBER OF SHARES AUTHORIZED.............            N/A             N/A             N/A      200,000,000
                                         ==============  ==============  ==============   ==============
Institutional Class Shares -- based on
 net assets of $336,888; $1,378,573;
 $24,842,758 and $10,650,751 and shares
 outstanding of 26,415,122; 83,502,723;
 652,299,557 and 433,977,742,
 respectively........................... $        12.75  $        16.51  $        38.08   $        24.54
                                         ==============  ==============  ==============   ==============
NUMBER OF SHARES AUTHORIZED.............  1,000,000,000   1,000,000,000   4,000,000,000    1,500,000,000
                                         ==============  ==============  ==============   ==============
Investments at Cost..................... $      337,987  $    1,083,086             N/A   $    8,696,593
                                         ==============  ==============  ==============   ==============
Foreign Currencies at Cost.............. $           --  $           --  $           --   $          117
                                         ==============  ==============  ==============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................... $      330,109  $    1,092,971  $   16,933,003   $    8,455,102
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income).....................            911           1,949          53,279            6,449
Accumulated Net Realized Gain (Loss)....         16,832          (7,716)        490,761          326,736
Net Unrealized Foreign Exchange Gain
 (Loss).................................            891              --              --               --
Net Unrealized Appreciation
 (Depreciation).........................        (11,855)        291,369       7,365,715        2,079,364
                                         --------------  --------------  --------------   --------------
NET ASSETS.............................. $      336,888  $    1,378,573  $   24,842,758   $   10,867,651
                                         ==============  ==============  ==============   ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                         U.S. Core      U.S. Core     U.S. Vector
                                                       U.S. Small Cap     Equity 1       Equity 2       Equity
                                                      Value Portfolio*   Portfolio*     Portfolio*    Portfolio*
                                                      ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $2,971,663,
 $2,647,129, $2,943,460 and $802,757 of securities
 on loan, respectively)..............................  $   15,061,472  $   22,046,506 $   23,847,757 $    4,712,091
Temporary Cash Investments at Value & Cost...........         134,661         237,183        235,937         42,523
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $2,037,398,
 $1,583,470, $1,845,897 and $508,786)................       2,037,438       1,583,500      1,845,924        508,794
Segregated Cash for Futures Contracts................           5,133           8,323          9,019             --
Foreign Currencies at Value..........................              90              25             44             18
Cash.................................................              --              --             --          2,310
Receivables:
  Investment Securities Sold.........................          24,124             487          6,276            251
  Dividends and Interest.............................           3,527          15,735         16,880          2,787
  Securities Lending Income..........................             873             828            929            254
  Fund Shares Sold...................................          14,118          23,794         13,059          2,931
Prepaid Expenses and Other Assets....................             139             191            242             53
                                                       --------------  -------------- -------------- --------------
     Total Assets....................................      17,281,575      23,916,572     25,976,067      5,272,012
                                                       --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................       2,037,485       1,583,611      1,845,999        508,823
  Investment Securities Purchased....................          21,060          30,559         24,691          7,695
  Fund Shares Redeemed...............................           7,935           7,779          9,394          2,710
  Due to Advisor.....................................           6,269           3,119          3,977          1,180
  Futures Margin Variation...........................           1,080           1,751          1,897          1,060
Accrued Expenses and Other Liabilities...............             967             945          1,172            291
                                                       --------------  -------------- -------------- --------------
     Total Liabilities...............................       2,074,796       1,627,764      1,887,130        521,759
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   15,206,779  $   22,288,808 $   24,088,937 $    4,750,253
                                                       ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $15,206,779; $22,288,808; $24,088,937 and
 $4,750,253 and shares outstanding of
 405,319,759; 984,350,731; 1,130,060,587 and
 250,967,407, respectively...........................  $        37.52  $        22.64 $        21.32 $        18.93
                                                       ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................   3,400,000,000   3,000,000,000  4,600,000,000  2,000,000,000
                                                       ==============  ============== ============== ==============
Investments at Cost..................................  $   11,262,607  $   14,479,595 $   15,459,295 $    3,142,485
                                                       ==============  ============== ============== ==============
Foreign Currencies at Cost...........................  $           92  $           26 $           45 $           19
                                                       ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................  $   10,769,616  $   14,585,766 $   15,491,424 $    3,035,527
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................           5,682          27,919         30,938          4,730
Accumulated Net Realized Gain (Loss).................         636,540         113,954        184,461        141,433
Net Unrealized Appreciation (Depreciation)...........       3,794,941       7,561,169      8,382,114      1,568,563
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   15,206,779  $   22,288,808 $   24,088,937 $    4,750,253
                                                       ==============  ============== ============== ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                          U.S. High      DFA Real
                                                                                          Relative        Estate
                                                          U.S. Small Cap U.S. Micro Cap Profitability   Securities
                                                            Portfolio*     Portfolio*    Portfolio*     Portfolio*
                                                          -------------- -------------- ------------- --------------
ASSETS:
Investments at Value (including $4,559,007,
 $1,282,270, $12,936, $793,444 and $483,880 of
 securities on loan, respectively)....................... $   17,305,922 $    6,390,412 $    376,027  $    8,204,850
Temporary Cash Investments at Value & Cost...............        169,290         68,450        2,636          76,304
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $3,123,478, $952,845,
 $11,042, $590,266 and $456,114).........................      3,123,516        952,862       11,042         590,272
Segregated Cash for Futures Contracts....................          6,455          2,558           --           3,062
Foreign Currencies at Value..............................             62             41           --              --
Cash.....................................................             --             --           --              --
Receivables:
  Investment Securities Sold.............................         27,528          9,770           39              --
  Dividends, Interest and Tax Reclaims...................          3,853          1,853          358           6,360
  Securities Lending Income..............................          1,561            558            6             140
  Fund Shares Sold.......................................         78,129          3,075        2,963         122,143
Deferred Offering Costs..................................             --             --            2              --
Prepaid Expenses and Other Assets........................            120             61           79              79
                                                          -------------- -------------- ------------  --------------
    Total Assets.........................................     20,716,436      7,429,640      393,152       9,003,210
                                                          -------------- -------------- ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................      3,123,859        952,896       11,045         590,383
  Investment Securities Purchased........................         55,225         13,405        2,346          11,434
  Fund Shares Redeemed...................................          6,919          2,173          312          10,583
  Due to Advisor.........................................          5,055          2,676           53           1,080
  Futures Margin Variation...............................          1,358            538           --             644
Unrealized Loss on Foreign Currency Contracts............             --             --           --              --
Accrued Expenses and Other Liabilities...................            871            424           13             493
                                                          -------------- -------------- ------------  --------------
    Total Liabilities....................................      3,193,287        972,112       13,769         614,617
                                                          -------------- -------------- ------------  --------------
NET ASSETS............................................... $   17,523,149 $    6,457,528 $    379,383  $    8,388,593
                                                          ============== ============== ============  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $17,523,149; $6,457,528; $379,383; $8,388,593 and
 $4,985,826 and shares outstanding of 491,972,850;
 293,041,638; 32,693,326; 255,816,678 and
 207,506,655, respectively............................... $        35.62 $        22.04 $      11.60  $        32.79
                                                          ============== ============== ============  ==============
NUMBER OF SHARES AUTHORIZED..............................  2,000,000,000  3,000,000,000  500,000,000   1,700,000,000
                                                          ============== ============== ============  ==============
Investments at Cost...................................... $   13,061,586 $    4,114,069 $    362,675  $    6,422,634
                                                          ============== ============== ============  ==============
Foreign Currencies at Cost............................... $           64 $           42 $         --  $           --
                                                          ============== ============== ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $   12,868,213 $    3,978,224 $    365,762  $    6,648,088
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................          9,380          2,513          445          46,682
Accumulated Net Realized Gain (Loss).....................        404,975        201,285         (176)        (86,019)
Net Unrealized Foreign Exchange Gain (Loss)..............             --             --           --              --
Net Unrealized Appreciation (Depreciation)...............      4,240,581      2,275,506       13,352       1,779,842
                                                          -------------- -------------- ------------  --------------
NET ASSETS............................................... $   17,523,149 $    6,457,528 $    379,383  $    8,388,593
                                                          ============== ============== ============  ==============

                                                             Large Cap
                                                           International
                                                            Portfolio*
                                                          --------------
ASSETS:
Investments at Value (including $4,559,007,
 $1,282,270, $12,936, $793,444 and $483,880 of
 securities on loan, respectively)....................... $    4,904,107
Temporary Cash Investments at Value & Cost...............             --
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $3,123,478, $952,845,
 $11,042, $590,266 and $456,114).........................        456,108
Segregated Cash for Futures Contracts....................          1,711
Foreign Currencies at Value..............................         14,535
Cash.....................................................         43,039
Receivables:
  Investment Securities Sold.............................          9,020
  Dividends, Interest and Tax Reclaims...................         23,646
  Securities Lending Income..............................            512
  Fund Shares Sold.......................................          3,602
Deferred Offering Costs..................................             --
Prepaid Expenses and Other Assets........................             40
                                                          --------------
    Total Assets.........................................      5,456,320
                                                          --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................        456,108
  Investment Securities Purchased........................         11,454
  Fund Shares Redeemed...................................          1,347
  Due to Advisor.........................................            813
  Futures Margin Variation...............................            315
Unrealized Loss on Foreign Currency Contracts............              3
Accrued Expenses and Other Liabilities...................            454
                                                          --------------
    Total Liabilities....................................        470,494
                                                          --------------
NET ASSETS............................................... $    4,985,826
                                                          ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $17,523,149; $6,457,528; $379,383; $8,388,593 and
 $4,985,826 and shares outstanding of 491,972,850;
 293,041,638; 32,693,326; 255,816,678 and
 207,506,655, respectively............................... $        24.03
                                                          ==============
NUMBER OF SHARES AUTHORIZED..............................  1,500,000,000
                                                          ==============
Investments at Cost...................................... $    3,978,740
                                                          ==============
Foreign Currencies at Cost............................... $       14,781
                                                          ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $    4,073,459
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................         34,034
Accumulated Net Realized Gain (Loss).....................        (45,387)
Net Unrealized Foreign Exchange Gain (Loss)..............           (377)
Net Unrealized Appreciation (Depreciation)...............        924,097
                                                          --------------
NET ASSETS............................................... $    4,985,826
                                                          ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                           International
                                                           International       Small      Global Small  Japanese Small
                                                            Core Equity       Company       Company        Company
                                                            Portfolio*       Portfolio     Portfolio      Portfolio
                                                          --------------  --------------  ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................             --  $   14,200,317  $     25,568  $      715,032
Investments at Value (including $2,855,742, $0, $0,
 $0 and $0 of securities on loan, respectively).......... $   28,567,295              --            --              --
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $2,698,580, $0, $0, $0
 and $0).................................................      2,698,603              --            --              --
Segregated Cash for Futures Contracts....................         10,788           5,336            --              --
Foreign Currencies at Value..............................         25,387              --            --              --
Cash.....................................................        329,995         122,869           151              --
Receivables:
  Investment Securities Sold.............................         27,825              --            --              --
  Dividends, Interest and Tax Reclaims...................        138,054              --            --              --
  Securities Lending Income..............................          4,825              --            --              --
  Fund Shares Sold.......................................         20,475           8,397            76              50
Unrealized Gain on Foreign Currency Contracts............             10              --            --              --
Prepaid Expenses and Other Assets........................            335              77            15              15
                                                          --------------  --------------  ------------  --------------
    Total Assets.........................................     31,823,592      14,336,996        25,810         715,097
                                                          --------------  --------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................      2,698,677              --            --              --
  Investment Securities Purchased........................         82,523              --           108              --
  Fund Shares Redeemed...................................         16,177           5,512            --               8
  Due to Advisor.........................................          6,489           4,721             2             235
  Futures Margin Variation...............................          2,269           1,122            --              --
Unrealized Loss on Foreign Currency Contracts............             21              --            --              --
Accrued Expenses and Other Liabilities...................          2,098             505             4              18
                                                          --------------  --------------  ------------  --------------
    Total Liabilities....................................      2,808,254          11,860           114             261
                                                          --------------  --------------  ------------  --------------
NET ASSETS............................................... $   29,015,338  $   14,325,136  $     25,696  $      714,836
                                                          ==============  ==============  ============  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $29,015,338; $14,325,136; $25,696; $714,836 and
 $372,669 and shares outstanding of 1,985,487,769;
 670,483,485; 2,201,400; 24,169,292 and
 15,772,002, respectively................................ $        14.61  $        21.37  $      11.67  $        29.58
                                                          ==============  ==============  ============  ==============
NUMBER OF SHARES AUTHORIZED..............................  7,000,000,000   3,000,000,000   100,000,000   1,000,000,000
                                                          ==============  ==============  ============  ==============
Investments in Affiliated Investment Companies at
 Cost....................................................            N/A             N/A  $     24,410             N/A
                                                          ==============  ==============  ============  ==============
Investments at Cost...................................... $   23,236,496             N/A           N/A             N/A
                                                          ==============  ==============  ============  ==============
Foreign Currencies at Cost............................... $       25,424  $           --  $         --  $           --
                                                          ==============  ==============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $   23,766,903  $   11,121,777  $     24,038  $      526,431
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................        173,702         (29,089)           42          (8,691)
Accumulated Net Realized Gain (Loss).....................       (247,970)        294,894           459          10,770
Net Unrealized Foreign Exchange Gain (Loss)..............         (2,521)         (1,592)           (1)           (184)
Net Unrealized Appreciation (Depreciation)...............      5,325,224       2,939,146         1,158         186,510
                                                          --------------  --------------  ------------  --------------
NET ASSETS............................................... $   29,015,338  $   14,325,136  $     25,696  $      714,836
                                                          ==============  ==============  ============  ==============

                                                           Asia Pacific
                                                              Small
                                                             Company
                                                            Portfolio
                                                          --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value................................................... $      372,786
Investments at Value (including $2,855,742, $0, $0,
 $0 and $0 of securities on loan, respectively)..........             --
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $2,698,580, $0, $0, $0
 and $0).................................................             --
Segregated Cash for Futures Contracts....................             --
Foreign Currencies at Value..............................             --
Cash.....................................................             --
Receivables:
  Investment Securities Sold.............................             --
  Dividends, Interest and Tax Reclaims...................             --
  Securities Lending Income..............................             --
  Fund Shares Sold.......................................             15
Unrealized Gain on Foreign Currency Contracts............             --
Prepaid Expenses and Other Assets........................             12
                                                          --------------
    Total Assets.........................................        372,813
                                                          --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................             --
  Investment Securities Purchased........................             --
  Fund Shares Redeemed...................................             11
  Due to Advisor.........................................            123
  Futures Margin Variation...............................             --
Unrealized Loss on Foreign Currency Contracts............             --
Accrued Expenses and Other Liabilities...................             10
                                                          --------------
    Total Liabilities....................................            144
                                                          --------------
NET ASSETS............................................... $      372,669
                                                          ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $29,015,338; $14,325,136; $25,696; $714,836 and
 $372,669 and shares outstanding of 1,985,487,769;
 670,483,485; 2,201,400; 24,169,292 and
 15,772,002, respectively................................ $        23.63
                                                          ==============
NUMBER OF SHARES AUTHORIZED..............................  1,000,000,000
                                                          ==============
Investments in Affiliated Investment Companies at
 Cost....................................................            N/A
                                                          ==============
Investments at Cost......................................            N/A
                                                          ==============
Foreign Currencies at Cost............................... $           --
                                                          ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $      363,709
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................         (5,837)
Accumulated Net Realized Gain (Loss).....................         (4,049)
Net Unrealized Foreign Exchange Gain (Loss)..............             (4)
Net Unrealized Appreciation (Depreciation)...............         18,850
                                                          --------------
NET ASSETS............................................... $      372,669
                                                          ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                          DFA
                                                         United       Continental    International    DFA Global
                                                      Kingdom Small      Small        Real Estate     Real Estate
                                                         Company        Company       Securities      Securities
                                                        Portfolio      Portfolio      Portfolio*      Portfolio*
                                                      -------------- -------------- --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value............................................... $       42,909 $      757,213             --  $    3,976,094
Investments at Value (including $0, $0, $364,886,
 $189,924 and $1,366,440 of securities on loan,
 respectively).......................................             --             -- $    5,689,486       3,160,950
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $0,
 $354,482, $195,531 and $1,193,519)..................             --             --        354,483         195,540
Segregated Cash for Futures Contracts................             --             --          2,146              --
Foreign Currencies at Value..........................             --             --         24,546              --
Cash.................................................             --             --         40,468           8,041
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold......................................             --             --          2,322              --
  Dividends, Interest and Tax Reclaims...............             --             --         28,214           2,554
  Securities Lending Income..........................             --             --            354              50
  Fund Shares Sold...................................             31         10,274         14,909           7,310
Unrealized Gain on Foreign Currency Contracts........             --             --              3              --
Prepaid Expenses and Other Assets....................             11             21             57              98
                                                      -------------- -------------- --------------  --------------
    Total Assets.....................................         42,951        767,508      6,156,988       7,350,637
                                                      -------------- -------------- --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................             --             --        354,521         195,574
  Investment Securities/Affiliated Investment
   Company Purchased.................................             --             --             --           3,700
  Fund Shares Redeemed...............................              4              2          2,597           5,493
  Due to Advisor.....................................             15            250          1,183             528
  Futures Margin Variation...........................             --             --            397              --
Unrealized Loss on Foreign Currency Contracts........             --             --             --              --
Accrued Expenses and Other Liabilities...............              4             12            469             226
                                                      -------------- -------------- --------------  --------------
    Total Liabilities................................             23            264        359,167         205,521
                                                      -------------- -------------- --------------  --------------
NET ASSETS........................................... $       42,928 $      767,244 $    5,797,821  $    7,145,116
                                                      ============== ============== ==============  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $42,928; $767,244; $5,797,821; $7,145,116 and
 $16,241,192 and shares outstanding of
 1,367,279; 26,571,452; 1,109,093,705;
 679,696,180 and 709,371,328, respectively........... $        31.40 $        28.87 $         5.23  $        10.51
                                                      ============== ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED..........................  1,000,000,000  1,000,000,000  4,000,000,000   3,000,000,000
                                                      ============== ============== ==============  ==============
Investments in Affiliated Investment Companies at
 Cost................................................            N/A            N/A $           --  $    3,349,138
                                                      ============== ============== ==============  ==============
Investments at Cost..................................            N/A            N/A $    5,159,669  $    3,238,884
                                                      ============== ============== ==============  ==============
Foreign Currencies at Cost........................... $           -- $           -- $       24,960  $           --
                                                      ============== ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $       33,085 $      614,773 $    5,937,529  $    6,616,063
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................             45          5,013       (396,721)         43,116
Accumulated Net Realized Gain (Loss).................             59         11,799       (272,808)        (63,094)
Net Unrealized Foreign Exchange Gain (Loss)..........             --             63           (262)             --
Net Unrealized Appreciation (Depreciation)...........          9,739        135,596        530,083         549,031
                                                      -------------- -------------- --------------  --------------
NET ASSETS........................................... $       42,928 $      767,244 $    5,797,821  $    7,145,116
                                                      ============== ============== ==============  ==============

                                                            DFA
                                                       International
                                                         Small Cap
                                                      Value Portfolio*
                                                      ----------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...............................................              --
Investments at Value (including $0, $0, $364,886,
 $189,924 and $1,366,440 of securities on loan,
 respectively).......................................  $   15,877,592
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $0,
 $354,482, $195,531 and $1,193,519)..................       1,193,530
Segregated Cash for Futures Contracts................           6,044
Foreign Currencies at Value..........................          84,559
Cash.................................................          95,517
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold......................................         139,154
  Dividends, Interest and Tax Reclaims...............          93,251
  Securities Lending Income..........................           3,022
  Fund Shares Sold...................................           9,717
Unrealized Gain on Foreign Currency Contracts........               1
Prepaid Expenses and Other Assets....................             137
                                                       --------------
    Total Assets.....................................      17,502,524
                                                       --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................       1,193,550
  Investment Securities/Affiliated Investment
   Company Purchased.................................          50,164
  Fund Shares Redeemed...............................           5,883
  Due to Advisor.....................................           8,652
  Futures Margin Variation...........................           1,271
Unrealized Loss on Foreign Currency Contracts........               1
Accrued Expenses and Other Liabilities...............           1,811
                                                       --------------
    Total Liabilities................................       1,261,332
                                                       --------------
NET ASSETS...........................................  $   16,241,192
                                                       ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $42,928; $767,244; $5,797,821; $7,145,116 and
 $16,241,192 and shares outstanding of
 1,367,279; 26,571,452; 1,109,093,705;
 679,696,180 and 709,371,328, respectively...........  $        22.90
                                                       ==============
NUMBER OF SHARES AUTHORIZED..........................   4,600,000,000
                                                       ==============
Investments in Affiliated Investment Companies at
 Cost................................................  $           --
                                                       ==============
Investments at Cost..................................  $   12,682,554
                                                       ==============
Foreign Currencies at Cost...........................  $       85,853
                                                       ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................  $   12,430,241
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................        (120,527)
Accumulated Net Realized Gain (Loss).................         745,243
Net Unrealized Foreign Exchange Gain (Loss)..........          (3,030)
Net Unrealized Appreciation (Depreciation)...........       3,189,265
                                                       --------------
NET ASSETS...........................................  $   16,241,192
                                                       ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                     International
                                                                      International  High Relative
                                                                      Vector Equity  Profitability  World ex U.S.
                                                                       Portfolio*     Portfolio*   Value Portfolio
                                                                     --------------  ------------- ---------------
ASSETS:
Investments in Affiliated Investment Companies at Value.............             --            --  $      248,910
Investments at Value (including $259,380, $9,312, $0 and $12,037
 of securities on loan, respectively)............................... $    2,664,687  $    180,486              --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $237,085, $9,369, $0 and $8,118)................        237,087         9,370              --
Foreign Currencies at Value.........................................          3,264           305              --
Cash................................................................         17,086         1,534              --
Receivables:
  Investment Securities Sold........................................          5,201           130              --
  Dividends, Interest and Tax Reclaims..............................         13,361           683              --
  Securities Lending Income.........................................            505             4              --
  Fund Shares Sold..................................................          1,965           820             103
Unrealized Gain on Foreign Currency Contracts.......................              1            --              --
Deferred Offering Costs.............................................             --             2              --
Prepaid Expenses and Other Assets...................................             30            38              13
                                                                     --------------  ------------  --------------
    Total Assets....................................................      2,943,187       193,372         249,026
                                                                     --------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................        237,091         9,370              --
  Investment Securities Purchased...................................          5,009         1,646              --
  Fund Shares Redeemed..............................................          1,028            58              66
  Due to Advisor....................................................            993            38              69
  Line of Credit....................................................             --            --              18
  Futures Margin Variation..........................................             68            --              --
Unrealized Loss on Foreign Currency Contracts.......................              1            --              --
Accrued Expenses and Other Liabilities..............................            259            32               5
                                                                     --------------  ------------  --------------
    Total Liabilities...............................................        244,449        11,144             158
                                                                     --------------  ------------  --------------
NET ASSETS.......................................................... $    2,698,738  $    182,228  $      248,868
                                                                     ==============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $2,698,738;
 $182,228; $248,868 and $527,259 and shares outstanding of
 197,969,384; 16,744,402; 18,918,396 and 34,612,068,
 respectively....................................................... $        13.63  $      10.88  $        13.15
                                                                     ==============  ============  ==============
NUMBER OF SHARES AUTHORIZED.........................................  1,500,000,000   500,000,000   1,000,000,000
                                                                     ==============  ============  ==============
Investments in Affiliated Investment Companies at Cost.............. $           --  $         --  $      203,584
                                                                     ==============  ============  ==============
Investments at Cost................................................. $    2,096,284  $    176,387             N/A
                                                                     ==============  ============  ==============
Foreign Currencies at Cost.......................................... $        3,290  $        309  $           --
                                                                     ==============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    2,076,142  $    177,342  $      197,871
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................          5,525         1,021           1,383
Accumulated Net Realized Gain (Loss)................................         49,041          (219)          4,338
Net Unrealized Foreign Exchange Gain (Loss).........................           (281)          (12)            (50)
Net Unrealized Appreciation (Depreciation)..........................        568,311         4,096          45,326
                                                                     --------------  ------------  --------------
NET ASSETS.......................................................... $    2,698,738  $    182,228  $      248,868
                                                                     ==============  ============  ==============

                                                                     World ex U.S.
                                                                     Targeted Value
                                                                       Portfolio*
                                                                     --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.............             --
Investments at Value (including $259,380, $9,312, $0 and $12,037
 of securities on loan, respectively)............................... $      522,149
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $237,085, $9,369, $0 and $8,118)................          8,118
Foreign Currencies at Value.........................................          2,664
Cash................................................................          1,161
Receivables:
  Investment Securities Sold........................................          1,849
  Dividends, Interest and Tax Reclaims..............................          2,146
  Securities Lending Income.........................................             48
  Fund Shares Sold..................................................            300
Unrealized Gain on Foreign Currency Contracts.......................             --
Deferred Offering Costs.............................................             --
Prepaid Expenses and Other Assets...................................             21
                                                                     --------------
    Total Assets....................................................        538,456
                                                                     --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................          8,119
  Investment Securities Purchased...................................          2,632
  Fund Shares Redeemed..............................................             81
  Due to Advisor....................................................            253
  Line of Credit....................................................             --
  Futures Margin Variation..........................................             --
Unrealized Loss on Foreign Currency Contracts.......................             --
Accrued Expenses and Other Liabilities..............................            112
                                                                     --------------
    Total Liabilities...............................................         11,197
                                                                     --------------
NET ASSETS.......................................................... $      527,259
                                                                     ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $2,698,738;
 $182,228; $248,868 and $527,259 and shares outstanding of
 197,969,384; 16,744,402; 18,918,396 and 34,612,068,
 respectively....................................................... $        15.23
                                                                     ==============
NUMBER OF SHARES AUTHORIZED.........................................  1,000,000,000
                                                                     ==============
Investments in Affiliated Investment Companies at Cost.............. $           --
                                                                     ==============
Investments at Cost................................................. $      450,294
                                                                     ==============
Foreign Currencies at Cost.......................................... $        2,690
                                                                     ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $      433,014
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................          2,605
Accumulated Net Realized Gain (Loss)................................         19,865
Net Unrealized Foreign Exchange Gain (Loss).........................            (54)
Net Unrealized Appreciation (Depreciation)..........................         71,829
                                                                     --------------
NET ASSETS.......................................................... $      527,259
                                                                     ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                     Selectively
                                                                    World ex U.S.    World Core     Hedged Global
                                                                     Core Equity       Equity          Equity
                                                                     Portfolio*      Portfolio        Portfolio
                                                                   --------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value...........             --  $      696,879  $      388,786
Investments at Value (including $275,673, $0, $0 and $0 of
 securities on loan, respectively)................................ $    3,228,608              --              --
Temporary Cash Investments at Value & Cost........................             --             268              --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $234,933, $0, $0 and $0)......................        234,936              --              --
Segregated Cash for Futures Contracts.............................             --              --           1,067
Foreign Currencies at Value.......................................          5,637              --              --
Cash..............................................................          9,588              --          21,725
Receivables:
  Investment Securities/Affiliated Investment Companies Sold......          2,951              --              --
  Dividends, Interest and Tax Reclaims............................         12,063               1              --
  Securities Lending Income.......................................            531              --              --
  Fund Shares Sold................................................          2,494             358             458
Unrealized Gain on Forward Currency Contracts.....................             --              --           2,795
Unrealized Gain on Foreign Currency Contracts.....................              1              --              --
Prepaid Expenses and Other Assets.................................             61              27              15
                                                                   --------------  --------------  --------------
    Total Assets..................................................      3,496,870         697,533         414,846
                                                                   --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................        234,949              --              --
  Investment Securities/Affiliated Investment Companies
   Purchased......................................................          3,756              33             259
  Fund Shares Redeemed............................................          2,991              51             134
  Due to Advisor..................................................            933              37              13
  Futures Margin Variation........................................             --              --             224
Unrealized Loss on Forward Currency Contracts.....................             --              --              35
Unrealized Loss on Foreign Currency Contracts.....................              3              --              --
Accrued Expenses and Other Liabilities............................            532              10              10
                                                                   --------------  --------------  --------------
    Total Liabilities.............................................        243,164             131             675
                                                                   --------------  --------------  --------------
NET ASSETS........................................................ $    3,253,706  $      697,402  $      414,171
                                                                   ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of $3,253,706;
 $697,402; $414,171 and $6,262,102 and shares outstanding of
 259,188,664; 42,110,941; 24,926,634 and 204,430,684,
 respectively..................................................... $        12.55  $        16.56  $        16.62
                                                                   ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................................  1,500,000,000   1,000,000,000   1,000,000,000
                                                                   ==============  ==============  ==============
Investments in Affiliated Investment Companies at Cost............ $           --  $      588,258  $      302,835
                                                                   ==============  ==============  ==============
Investments at Cost............................................... $    2,723,448  $           --  $           --
                                                                   ==============  ==============  ==============
Foreign Currencies at Cost........................................ $        5,680  $           --  $           --
                                                                   ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $    2,727,738  $      588,132  $      327,560
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)...........................................         14,559             (34)         (1,066)
Accumulated Net Realized Gain (Loss)..............................          6,527             683            (249)
Net Unrealized Foreign Exchange Gain (Loss).......................           (238)             --           2,760
Net Unrealized Appreciation (Depreciation)........................        505,120         108,621          85,166
                                                                   --------------  --------------  --------------
NET ASSETS........................................................ $    3,253,706  $      697,402  $      414,171
                                                                   ==============  ==============  ==============

                                                                      Emerging
                                                                       Markets
                                                                      Portfolio
                                                                   --------------
ASSETS:
Investments in Affiliated Investment Companies at Value........... $    6,290,336
Investments at Value (including $275,673, $0, $0 and $0 of
 securities on loan, respectively)................................             --
Temporary Cash Investments at Value & Cost........................             --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $234,933, $0, $0 and $0)......................             --
Segregated Cash for Futures Contracts.............................             --
Foreign Currencies at Value.......................................             --
Cash..............................................................             --
Receivables:
  Investment Securities/Affiliated Investment Companies Sold......             --
  Dividends, Interest and Tax Reclaims............................             --
  Securities Lending Income.......................................             --
  Fund Shares Sold................................................          6,932
Unrealized Gain on Forward Currency Contracts.....................             --
Unrealized Gain on Foreign Currency Contracts.....................             --
Prepaid Expenses and Other Assets.................................             48
                                                                   --------------
    Total Assets..................................................      6,297,316
                                                                   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................             --
  Investment Securities/Affiliated Investment Companies
   Purchased......................................................             --
  Fund Shares Redeemed............................................         33,325
  Due to Advisor..................................................          1,659
  Futures Margin Variation........................................             --
Unrealized Loss on Forward Currency Contracts.....................             --
Unrealized Loss on Foreign Currency Contracts.....................             --
Accrued Expenses and Other Liabilities............................            230
                                                                   --------------
    Total Liabilities.............................................         35,214
                                                                   --------------
NET ASSETS........................................................ $    6,262,102
                                                                   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of $3,253,706;
 $697,402; $414,171 and $6,262,102 and shares outstanding of
 259,188,664; 42,110,941; 24,926,634 and 204,430,684,
 respectively..................................................... $        30.63
                                                                   ==============
NUMBER OF SHARES AUTHORIZED.......................................  1,500,000,000
                                                                   ==============
Investments in Affiliated Investment Companies at Cost............            N/A
                                                                   ==============
Investments at Cost...............................................            N/A
                                                                   ==============
Foreign Currencies at Cost........................................ $           --
                                                                   ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $    4,086,213
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)...........................................          3,312
Accumulated Net Realized Gain (Loss)..............................       (137,689)
Net Unrealized Foreign Exchange Gain (Loss).......................            (54)
Net Unrealized Appreciation (Depreciation)........................      2,310,320
                                                                   --------------
NET ASSETS........................................................ $    6,262,102
                                                                   ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)


                                                                                      Emerging        Emerging
                                                                                    Markets Small   Markets Value
                                                                                    Cap Portfolio     Portfolio
                                                                                   --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value........................... $    7,825,211  $   19,926,153
Investments at Value (including $0, $0 and $2,428,598 of securities on loan,
 respectively)....................................................................             --              --
Collateral from Securities on Loan Invested in Affiliate at Value (including cost
 of $0, $0 and $1,481,465)........................................................             --              --
Segregated Cash for Futures Contracts.............................................             --              --
Foreign Currencies at Value.......................................................             --              --
Cash..............................................................................             --              --
Receivables:
  Investment Securities Sold......................................................             --              --
  Dividends, Interest and Tax Reclaims............................................             --              --
  Securities Lending Income.......................................................             --              --
  Fund Shares Sold................................................................         15,463           4,552
Unrealized Gain on Foreign Currency Contracts.....................................             --              --
Prepaid Expenses and Other Assets.................................................             51              73
                                                                                   --------------  --------------
     Total Assets.................................................................      7,840,725      19,930,778
                                                                                   --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................................             --              --
  Investment Securities Purchased.................................................             --              --
  Fund Shares Redeemed............................................................          1,507          82,819
  Due to Advisor..................................................................          2,917           6,591
  Futures Margin Variation........................................................             --              --
Accrued Expenses and Other Liabilities............................................            191             741
                                                                                   --------------  --------------
     Total Liabilities............................................................          4,615          90,151
                                                                                   --------------  --------------
NET ASSETS........................................................................ $    7,836,110  $   19,840,627
                                                                                   ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $29,362 and $0 and shares
 outstanding of 0; 923,044 and 0, respectively....................................            N/A  $        31.81
                                                                                   ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................................................            N/A     200,000,000
                                                                                   ==============  ==============
Institutional Class Shares -- based on net assets of $7,836,110; $19,811,265 and $29,708,499 and shares outstanding of 326,868,247; 618,322,616 and
 1,275,092,734, respectively...................................................... $        23.97  $        32.04
                                                                                   ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................................................  1,500,000,000   3,000,000,000
                                                                                   ==============  ==============
Investments at Cost...............................................................            N/A             N/A
                                                                                   ==============  ==============
Foreign Currencies at Cost........................................................ $           --  $           --
                                                                                   ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................... $    6,385,914  $   17,416,333
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)...............................................................        (43,421)        (93,976)
Accumulated Net Realized Gain (Loss)..............................................        231,739      (1,040,575)
Net Unrealized Foreign Exchange Gain (Loss).......................................           (159)             62
Net Unrealized Appreciation (Depreciation)........................................      1,262,037       3,558,783
                                                                                   --------------  --------------
NET ASSETS........................................................................ $    7,836,110  $   19,840,627
                                                                                   ==============  ==============

                                                                                      Emerging
                                                                                    Markets Core
                                                                                       Equity
                                                                                     Portfolio*
                                                                                   --------------
ASSETS:
Investments in Affiliated Investment Companies at Value...........................             --
Investments at Value (including $0, $0 and $2,428,598 of securities on loan,
 respectively).................................................................... $   29,367,151
Collateral from Securities on Loan Invested in Affiliate at Value (including cost
 of $0, $0 and $1,481,465)........................................................      1,481,498
Segregated Cash for Futures Contracts.............................................         10,912
Foreign Currencies at Value.......................................................        159,401
Cash..............................................................................        167,963
Receivables:
  Investment Securities Sold......................................................          6,819
  Dividends, Interest and Tax Reclaims............................................         28,272
  Securities Lending Income.......................................................          7,215
  Fund Shares Sold................................................................         26,809
Unrealized Gain on Foreign Currency Contracts.....................................              1
Prepaid Expenses and Other Assets.................................................            231
                                                                                   --------------
     Total Assets.................................................................     31,256,272
                                                                                   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................................      1,481,586
  Investment Securities Purchased.................................................         39,671
  Fund Shares Redeemed............................................................          7,250
  Due to Advisor..................................................................         11,529
  Futures Margin Variation........................................................          2,249
Accrued Expenses and Other Liabilities............................................          5,488
                                                                                   --------------
     Total Liabilities............................................................      1,547,773
                                                                                   --------------
NET ASSETS........................................................................ $   29,708,499
                                                                                   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $29,362 and $0 and shares
 outstanding of 0; 923,044 and 0, respectively....................................            N/A
                                                                                   ==============
NUMBER OF SHARES AUTHORIZED.......................................................            N/A
                                                                                   ==============
Institutional Class Shares -- based on net assets of $7,836,110; $19,811,265 and $29,708,499 and shares outstanding of 326,868,247; 618,322,616 and
 1,275,092,734, respectively...................................................... $        23.30
                                                                                   ==============
NUMBER OF SHARES AUTHORIZED.......................................................  5,000,000,000
                                                                                   ==============
Investments at Cost............................................................... $   22,939,794
                                                                                   ==============
Foreign Currencies at Cost........................................................ $      159,963
                                                                                   ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................... $   24,005,758
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)...............................................................         32,981
Accumulated Net Realized Gain (Loss)..............................................       (747,330)
Net Unrealized Foreign Exchange Gain (Loss).......................................           (274)
Net Unrealized Appreciation (Depreciation)........................................      6,417,364
                                                                                   --------------
NET ASSETS........................................................................ $   29,708,499
                                                                                   ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                         Enhanced
                                                                        U.S. Large U.S. Large U.S. Large U.S. Targeted
                                                                         Company   Cap Equity Cap Value      Value
                                                                        Portfolio# Portfolio# Portfolio*  Portfolio#
                                                                        ---------- ---------- ---------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
   Dividends...........................................................        --        --    $274,025           --
   Interest............................................................        --        --       1,488           --
   Income from Securities Lending......................................        --        --       1,051           --
   Expenses Allocated from Affiliated Investment Company...............        --        --     (13,541)          --
                                                                         --------   -------    --------    ---------
    Total Net Investment Income Received from Affiliated Investment
     Company...........................................................        --        --     263,023           --
                                                                         --------   -------    --------    ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $1, $0 and $45,
   respectively).......................................................        --   $11,743          --    $  76,711
  Non Cash Income......................................................        --        --          --        5,335
  Interest.............................................................  $  3,423        --          --           --
  Income from Securities Lending.......................................         8       100          --        5,703
                                                                         --------   -------    --------    ---------
    Total Investment Income............................................     3,431    11,843          --       87,749
                                                                         --------   -------    --------    ---------
Fund Expenses
  Investment Management Fees...........................................       347       989      31,056       18,924
  Accounting & Transfer Agent Fees.....................................        15        47         441          325
  S&P 500(R) Fees......................................................         4        --          --           --
  Custodian Fees.......................................................         4         8          --           67
  Shareholder Servicing Fees
   Class R1 Shares.....................................................        --        --          --           29
   Class R2 Shares.....................................................        --        --          --          195
  Filing Fees..........................................................        14        23         152          100
  Shareholders' Reports................................................         6        10         231          160
  Directors'/Trustees' Fees & Expenses.................................         1         5          95           42
  Professional Fees....................................................         2         8          58           63
  Other................................................................         5        18          56          128
                                                                         --------   -------    --------    ---------
    Total Expenses.....................................................       398     1,108      32,089       20,033
                                                                         --------   -------    --------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................      (137)       --     (12,423)          --
                                                                         --------   -------    --------    ---------
  Net Expenses.........................................................       261     1,108      19,666       20,033
                                                                         --------   -------    --------    ---------
  Net Investment Income (Loss).........................................     3,170    10,735     243,357       67,716
                                                                         --------   -------    --------    ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**........................................    (1,122)    3,202          --      324,706
   Affiliated Investment Companies Shares Sold.........................        (1)       (5)         --         (162)
   Transactions Allocated from Affiliated Investment Company...........        --        --     497,515           --
   Futures.............................................................    32,203        21          --        8,335
   Foreign Currency Transactions.......................................       (17)       --          --            1
   Forward Currency Contracts..........................................       310        --          --           --
   In-Kind Redemptions.................................................        --        --          --       16,160
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..........................    (3,397)   37,104          --     (144,015)
   Affiliated Investment Companies Shares..............................         2         1          --            5
   Transactions Allocated from Affiliated Investment Company...........        --        --     105,827           --
   Futures.............................................................   (21,933)       --          --       (3,740)
   Translation of Foreign Currency Denominated Amounts.................         4        --          --           --
                                                                         --------   -------    --------    ---------
  Net Realized and Unrealized Gain (Loss)..............................     6,049    40,323     603,342      201,290
                                                                         --------   -------    --------    ---------
Net Increase (Decrease) in Net Assets Resulting from Operations........  $  9,219   $51,058    $846,699    $ 269,006
                                                                         ========   =======    ========    =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                       U.S. Small U.S. Core  U.S. Core  U.S. Vector
                                                                       Cap Value   Equity 1   Equity 2    Equity
                                                                       Portfolio# Portfolio# Portfolio# Portfolio#
                                                                       ---------- ---------- ---------- -----------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $95, $27, $31 and $11,
   respectively)...................................................... $ 109,030   $185,301   $200,648   $ 39,152
  Income from Securities Lending......................................     5,830      5,011      6,076      1,751
                                                                       ---------   --------   --------   --------
     Total Investment Income..........................................   114,860    190,312    206,724     40,903
                                                                       ---------   --------   --------   --------
Expenses
  Investment Management Fees..........................................    37,707     18,598     23,648      7,157
  Accounting & Transfer Agent Fees....................................       528        622        709        163
  Custodian Fees......................................................        96        106        116         29
  Filing Fees.........................................................       115        160        185         45
  Shareholders' Reports...............................................       208        142        163         57
  Directors'/Trustees' Fees & Expenses................................        59         83         90         19
  Professional Fees...................................................        89        124        135         29
  Other...............................................................       184        251        272         62
                                                                       ---------   --------   --------   --------
     Total Expenses...................................................    38,986     20,086     25,318      7,561
                                                                       ---------   --------   --------   --------
  Net Investment Income (Loss)........................................    75,874    170,226    181,406     33,342
                                                                       ---------   --------   --------   --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**......................................   643,656    104,160    174,206    139,689
    Affiliated Investment Companies Shares Sold.......................      (171)      (183)      (162)       (46)
    Futures...........................................................    14,383     17,432     18,482      1,242
    Foreign Currency Transactions.....................................         3         --         --         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency........................  (563,438)   592,027    456,197    (31,996)
    Affiliated Investment Companies Shares............................       (29)        13        (15)       (18)
    Futures...........................................................    (9,360)   (12,650)   (14,032)    (1,061)
                                                                       ---------   --------   --------   --------
  Net Realized and Unrealized Gain (Loss).............................    85,044    700,799    634,676    107,810
                                                                       ---------   --------   --------   --------
Net Increase (Decrease) in Net Assets Resulting from Operations....... $ 160,918   $871,025   $816,082   $141,152
                                                                       =========   ========   ========   ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                     U.S. High    DFA Real
                                                             U.S. Small U.S. Micro   Relative      Estate     Large Cap
                                                                Cap        Cap     Profitability Securities International
                                                             Portfolio# Portfolio#  Portfolio#   Portfolio#  Portfolio#
                                                             ---------- ---------- ------------- ---------- -------------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $49, $5, $0,
   $0 and $7,015, respectively)............................. $ 115,320  $  40,286     $2,238     $ 175,759    $ 68,198
  Non Cash Income...........................................     6,759         --         --            --          --
  Income from Securities Lending............................    10,570      4,029         23           642       1,534
                                                             ---------  ---------     ------     ---------    --------
     Total Investment Income................................   132,649     44,315      2,261       176,401      69,732
                                                             ---------  ---------     ------     ---------    --------
Fund Expenses
  Investment Management Fees................................    30,208     15,930        271         6,966       4,831
  Accounting & Transfer Agent Fees..........................       556        261          9           272         207
  Custodian Fees............................................       106         41          6            42         229
  Filing Fees...............................................        90         50         55            71          35
  Shareholders' Reports.....................................       177         70          2           135          73
  Directors'/Trustees' Fees & Expenses......................        66         25          1            33          19
  Professional Fees.........................................        99         37          1            50          32
  Organizational & Offering Costs...........................        --         --         19            --          --
  Other.....................................................       207         77          3            99          77
                                                             ---------  ---------     ------     ---------    --------
     Total Expenses.........................................    31,509     16,491        367         7,668       5,503
                                                             ---------  ---------     ------     ---------    --------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C).................................................        --         --        (28)         (292)         40
  Fees Paid Indirectly (Note C).............................        --         --         --            --         (60)
                                                             ---------  ---------     ------     ---------    --------
  Net Expenses..............................................    31,509     16,491        339         7,376       5,483
                                                             ---------  ---------     ------     ---------    --------
  Net Investment Income (Loss)..............................   101,140     27,824      1,922       169,025      64,249
                                                             ---------  ---------     ------     ---------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................   460,896    204,682        213        (5,888)     (3,936)
    Affiliated Investment Companies Shares Sold.............      (369)       (70)        --           (57)        (55)
    Futures.................................................    14,625      4,412        (37)        6,473       3,576
    Foreign Currency Transactions...........................         1         --         --            --         484
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............  (231,363)  (129,113)     3,832      (506,291)     83,514
    Affiliated Investment Companies Shares..................       (15)        (6)         1            (1)         41
    Futures.................................................    (9,693)    (1,811)        --        (4,754)     (2,046)
    Translation of Foreign Currency Denominated
     Amounts................................................        --         --         --            --        (375)
                                                             ---------  ---------     ------     ---------    --------
  Net Realized and Unrealized Gain (Loss)...................   234,082     78,094      4,009      (510,518)     81,203
                                                             ---------  ---------     ------     ---------    --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations................................................. $ 335,222  $ 105,918     $5,931     $(341,493)   $145,452
                                                             =========  =========     ======     =========    ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                  International               Japanese
                                                                    International     Small     Global Small    Small
                                                                     Core Equity     Company      Company      Company
                                                                     Portfolio#    Portfolio*#  Portfolio*#  Portfolio*#
                                                                    ------------- ------------- ------------ -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $14,541,
    $10, $756 and $105, respectively)..............................         --      $162,144       $ 109       $ 6,808
   Income from Securities Lending..................................         --        19,715          20         1,133
   Expenses Allocated from Affiliated Investment Companies.........         --        (8,407)         (8)         (427)
  Income Distributions Received from Affiliated Investment
   Companies.......................................................         --           935          52            --
                                                                      --------      --------       -----       -------
    Total Net Investment Income Received from Affiliated
     Investment Companies..........................................         --       174,387         173         7,514
                                                                      --------      --------       -----       -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $36,164, $0, $0, $0
   and $0, respectively)...........................................   $362,996            --          --            --
  Income from Securities Lending...................................     18,704            --          --            --
                                                                      --------      --------       -----       -------
    Total Investment Income........................................    381,700            --          --            --
                                                                      --------      --------       -----       -------
Fund Expenses
  Investment Management Fees.......................................     36,719        27,983          45         1,706
  Accounting & Transfer Agent Fees.................................        859           151           2             4
  Custodian Fees...................................................      1,315             2           2            --
  Filing Fees......................................................        228            53           9            10
  Shareholders' Reports............................................        230           203           1             4
  Directors'/Trustees' Fees & Expenses.............................        103            54          --             3
  Professional Fees................................................        171            32           1             2
  Organizational & Offering Costs..................................         --            --           7            --
  Other............................................................        398            36          --             2
                                                                      --------      --------       -----       -------
    Total Expenses.................................................     40,023        28,514          67         1,731
                                                                      --------      --------       -----       -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C).......................        785            --         (43)         (341)
  Fees Paid Indirectly (Note C)....................................       (377)           --          --            --
                                                                      --------      --------       -----       -------
  Net Expenses.....................................................     40,431        28,514          24         1,390
                                                                      --------      --------       -----       -------
  Net Investment Income (Loss).....................................    341,269       145,873         149         6,124
                                                                      --------      --------       -----       -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies.......................................................         --            --         333            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**....................................     48,836            --          --            --
   Affiliated Investment Companies Shares Sold.....................       (130)           --          (3)           --
   Transactions Allocated from Affiliated Investment Company.......         --       321,930         136        17,300
   Futures.........................................................     33,099        11,806           2            --
   Foreign Currency Transactions...................................        395          (230)         --           (93)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency......................    510,914            29          --            --
   Affiliated Investment Companies Shares..........................        (17)           --        (308)           --
   Transactions Allocated from Affiliated Investment Company.......         --        60,840         170        16,128
   Futures.........................................................    (14,558)       (5,581)         --            --
   Translation of Foreign Currency Denominated Amounts.............     (2,401)       (1,397)         (1)         (115)
                                                                      --------      --------       -----       -------
  Net Realized and Unrealized Gain (Loss)..........................    576,138       387,397         329        33,220
                                                                      --------      --------       -----       -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................   $917,407      $533,270       $ 478       $39,344
                                                                      ========      ========       =====       =======

                                                                    Asia Pacific
                                                                       Small
                                                                      Company
                                                                    Portfolio*#
                                                                    ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $14,541,
    $10, $756 and $105, respectively)..............................   $ 6,031
   Income from Securities Lending..................................       640
   Expenses Allocated from Affiliated Investment Companies.........      (226)
  Income Distributions Received from Affiliated Investment
   Companies.......................................................        --
                                                                      -------
    Total Net Investment Income Received from Affiliated
     Investment Companies..........................................     6,445
                                                                      -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $36,164, $0, $0, $0
   and $0, respectively)...........................................        --
  Income from Securities Lending...................................        --
                                                                      -------
    Total Investment Income........................................        --
                                                                      -------
Fund Expenses
  Investment Management Fees.......................................       887
  Accounting & Transfer Agent Fees.................................         3
  Custodian Fees...................................................        --
  Filing Fees......................................................        10
  Shareholders' Reports............................................         3
  Directors'/Trustees' Fees & Expenses.............................         1
  Professional Fees................................................         1
  Organizational & Offering Costs..................................        --
  Other............................................................         1
                                                                      -------
    Total Expenses.................................................       906
                                                                      -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C).......................      (177)
  Fees Paid Indirectly (Note C)....................................        --
                                                                      -------
  Net Expenses.....................................................       729
                                                                      -------
  Net Investment Income (Loss).....................................     5,716
                                                                      -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies.......................................................        --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**....................................        --
   Affiliated Investment Companies Shares Sold.....................        --
   Transactions Allocated from Affiliated Investment Company.......       973
   Futures.........................................................        --
   Foreign Currency Transactions...................................       (27)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency......................        --
   Affiliated Investment Companies Shares..........................        --
   Transactions Allocated from Affiliated Investment Company.......     5,128
   Futures.........................................................        --
   Translation of Foreign Currency Denominated Amounts.............        (3)
                                                                      -------
  Net Realized and Unrealized Gain (Loss)..........................     6,071
                                                                      -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................   $11,787
                                                                      =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                   United                     DFA                       DFA
                                                                   Kingdom   Continental International DFA Global  International
                                                                    Small       Small     Real Estate  Real Estate   Small Cap
                                                                   Company     Company    Securities   Securities      Value
                                                                 Portfolio*# Portfolio*#  Portfolio#   Portfolio#   Portfolio#
                                                                 ----------- ----------- ------------- ----------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
   Dividends (Net of Foreign Taxes Withheld of $1, $1,155,
    $0, $0 and $0, respectively)................................   $  720      $ 7,266           --            --           --
   Income from Securities Lending...............................       11        1,050           --            --           --
   Expenses Allocated from Affiliated Investment Company........      (25)        (429)          --            --           --
  Income Distributions Received from Affiliated Investment
   Companies....................................................       --           --           --     $ 198,065           --
                                                                   ------      -------     --------     ---------    ---------
    Total Net Investment Income Received from Affiliated
     Investment Company.........................................      706        7,887           --       198,065           --
                                                                   ------      -------     --------     ---------    ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $14,173,
   $0 and $15,848, respectively)................................       --           --     $131,553            96    $ 182,995
  Non Cash Income...............................................       --           --           --            --       11,168
  Income from Securities Lending................................       --           --        1,807           296       13,567
                                                                   ------      -------     --------     ---------    ---------
    Total Fund Investment Income................................       --           --      133,360           392      207,730
                                                                   ------      -------     --------     ---------    ---------
Fund Expenses
  Investment Management Fees....................................      109        1,760        7,151         6,913       52,595
  Accounting & Transfer Agent Fees..............................        2            5          208           110          581
  Custodian Fees................................................       --           --          275            18        1,169
  Filing Fees...................................................        8           43           66            86          105
  Shareholders' Reports.........................................        2            3           64           151          194
  Directors'/Trustees' Fees & Expenses..........................       --            3           23            27           64
  Professional Fees.............................................        1            1           39            22          107
  Other.........................................................       --            2          103            27          258
                                                                   ------      -------     --------     ---------    ---------
    Total Expenses..............................................      122        1,817        7,929         7,354       55,073
                                                                   ------      -------     --------     ---------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)....................      (20)        (352)          --        (3,830)          --
  Fees Paid Indirectly (Note C).................................       --           --          (75)           --         (248)
                                                                   ------      -------     --------     ---------    ---------
  Net Expenses..................................................      102        1,465        7,854         3,524       54,825
                                                                   ------      -------     --------     ---------    ---------
  Net Investment Income (Loss)..................................      604        6,422      125,506       194,933      152,905
                                                                   ------      -------     --------     ---------    ---------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies.........................................       --           --           --         5,030           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.................................       --           --      (50,919)            1      749,846
   Affiliated Investment Companies Shares Sold..................       --           --          (65)      (19,596)         (73)
   Transactions Allocated from Affiliated Investment
    Company.....................................................    1,483       12,710           --            --           --
   Futures......................................................       --           --        2,020            --       15,893
   Foreign Currency Transactions................................        7          (14)         382            --       (1,918)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................       --           --      337,116      (180,268)    (478,067)
   Affiliated Investment Companies Shares.......................       --           --            6        (6,034)         (35)
   Transactions Allocated from Affiliated Investment
    Company.....................................................     (210)       3,041           --            --           --
   Futures......................................................       --           --          215            --      (10,499)
   Translation of Foreign Currency Denominated Amounts..........       (6)         (74)        (152)           --       (2,956)
                                                                   ------      -------     --------     ---------    ---------
  Net Realized and Unrealized Gain (Loss).......................    1,274       15,663      288,603      (200,867)     272,191
                                                                   ------      -------     --------     ---------    ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................   $1,878      $22,085     $414,109     $  (5,934)   $ 425,096
                                                                   ======      =======     ========     =========    =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                      International               World ex U.S.
                                                                        International High Relative World ex U.S.   Targeted
                                                                        Vector Equity Profitability     Value         Value
                                                                         Portfolio#    Portfolio#    Portfolio*#   Portfolio#
                                                                        ------------- ------------- ------------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $339 and $0,
    respectively)......................................................         --           --        $ 3,202            --
   Income from Securities Lending......................................         --           --            103            --
   Expenses Allocated from Affiliated Investment Companies.............         --           --           (223)           --
  Income Distributions Received from Affiliated Investment
   Companies...........................................................         --           --            478            --
                                                                           -------       ------        -------       -------
    Total Net Investment Income Received from Affiliated Investment
     Companies.........................................................         --           --          3,560            --
                                                                           -------       ------        -------       -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $3,246, $206, $0 and
   $501, respectively).................................................    $33,521       $1,913             --       $ 5,417
  Income from Securities Lending.......................................      2,197           22             --           167
                                                                           -------       ------        -------       -------
    Total Investment Income............................................     35,718        1,935             --         5,584
                                                                           -------       ------        -------       -------
Fund Expenses
  Investment Management Fees...........................................      5,882          166            594         1,445
  Accounting & Transfer Agent Fees.....................................        109            9              4            22
  Custodian Fees.......................................................        143           10             --           119
  Filing Fees..........................................................         38           31             12            21
  Shareholders' Reports................................................         40            1              2             5
  Directors'/Trustees' Fees & Expenses.................................         10           --              1             2
  Professional Fees....................................................         19            1              2            14
  Organizational & Offering Costs......................................         --           18             --            --
  Other................................................................         44            3              1            10
                                                                           -------       ------        -------       -------
    Total Expenses.....................................................      6,285          239            616         1,638
                                                                           -------       ------        -------       -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)..................................         --           (5)          (276)           --
  Fees Paid Indirectly (Note C)........................................        (11)          (5)            --            (4)
                                                                           -------       ------        -------       -------
  Net Expenses.........................................................      6,274          229            340         1,634
                                                                           -------       ------        -------       -------
  Net Investment Income (Loss).........................................     29,444        1,706          3,220         3,950
                                                                           -------       ------        -------       -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies...........................................................         --           --            773            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**........................................     50,228          (35)            --        19,944
   Affiliated Investment Companies Shares Sold.........................         (9)          --            (70)           (1)
   Transactions Allocated from Affiliated Investment Company...........         --           --          4,407            --
   Futures.............................................................        (17)          24             --            22
   Foreign Currency Transactions.......................................        229           29             27           (16)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..........................     16,281          375         (6,349)       (7,442)
   Affiliated Investment Companies Shares..............................         (5)           1          5,791            --
   Transactions Allocated from Affiliated Investment Company...........         --           --          4,540            --
   Futures.............................................................        (68)          --             --            --
   Translation of Foreign Currency Denominated Amounts.................       (265)         (11)           (15)          (51)
                                                                           -------       ------        -------       -------
  Net Realized and Unrealized Gain (Loss)..............................     66,374          383          9,104        12,456
                                                                           -------       ------        -------       -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations............................................................    $95,818       $2,089        $12,324       $16,406
                                                                           =======       ======        =======       =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                   Selectively
                                                                         World ex U.S. World Core    Hedged      Emerging
                                                                          Core Equity    Equity   Global Equity   Markets
                                                                          Portfolio#   Portfolio    Portfolio   Portfolio*#
                                                                         ------------- ---------- ------------- -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $5,092,
    respectively).......................................................         --          --           --     $ 52,504
   Interest.............................................................         --          --           --           22
   Income from Securities Lending.......................................         --          --           --        2,617
   Expenses Allocated from Affiliated Investment Companies..............         --          --           --       (4,740)
  Income Distributions Received from Affiliated Investment Companies....         --     $ 5,028      $ 3,043           --
                                                                           --------     -------      -------     --------
    Total Net Investment Income Received from Affiliated Investment
     Companies..........................................................         --       5,028        3,043       50,403
                                                                           --------     -------      -------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $3,792, $0, $0 and $0,
   respectively)........................................................   $ 36,469          --           --           --
  Income from Securities Lending........................................      2,270          --           --           --
                                                                           --------     -------      -------     --------
    Total Fund Investment Income........................................     38,739          --           --           --
                                                                           --------     -------      -------     --------
Fund Expenses
  Investment Management Fees............................................      4,924         996          620       13,430
  Accounting & Transfer Agent Fees......................................        113           5            6           50
  Custodian Fees........................................................        414          --            1           --
  Filing Fees...........................................................         45          19           18           41
  Shareholders' Reports.................................................         37           3            4           95
  Directors'/Trustees' Fees & Expenses..................................         11           2            2           25
  Professional Fees.....................................................         31           2            1           16
  Other.................................................................         50           7            1           16
                                                                           --------     -------      -------     --------
    Total Expenses......................................................      5,625       1,034          653       13,673
                                                                           --------     -------      -------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)........................................        377        (773)        (550)      (3,198)
  Fees Paid Indirectly (Note C).........................................        (37)         --           --           --
                                                                           --------     -------      -------     --------
  Net Expenses..........................................................      5,965         261          103       10,475
                                                                           --------     -------      -------     --------
  Net Investment Income (Loss)..........................................     32,774       4,767        2,940       39,928
                                                                           --------     -------      -------     --------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies............................................................         --       1,843        1,607           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.........................................     11,474           1           (1)          --
   Affiliated Investment Companies Shares Sold..........................        (13)      3,184        2,281           --
   Transactions Allocated from Affiliated Investment Company............         --          --           --       85,126
   Futures..............................................................        657         145        2,531           --
   Foreign Currency Transactions........................................       (137)         --           --          994
   Forward Currency Contracts...........................................         --          --       (3,348)          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...........................     69,738          --            5           --
   Affiliated Investment Companies Shares...............................         (1)     15,802        8,108           --
   Transactions Allocated from Affiliated Investment Company............         --          --           --      130,204
   Futures..............................................................         --          --       (1,801)          --
   Translation of Foreign Currency Denominated Amounts..................       (227)         --           --          (43)
   Forward Currency Contracts...........................................         --          --        1,336           --
                                                                           --------     -------      -------     --------
  Net Realized and Unrealized Gain (Loss)...............................     81,491      20,975       10,718      216,281
                                                                           --------     -------      -------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations.........   $114,265     $25,742      $13,658     $256,209
                                                                           ========     =======      =======     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                        Emerging   Emerging     Emerging
                                                                                        Markets     Markets   Markets Core
                                                                                       Small Cap     Value       Equity
                                                                                       Portfolio* Portfolio*#  Portfolio#
                                                                                       ---------- ----------- ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $5,515, $21,127 and $0, respectively)..  $ 53,376  $  168,355           --
   Interest...........................................................................         4          11           --
   Income from Securities Lending.....................................................    28,514      14,367           --
   Expenses Allocated from Affiliated Investment Companies............................    (9,832)    (15,103)          --
                                                                                        --------  ----------   ----------
    Total Net Investment Income Received from Affiliated Investment Companies.........    72,062     167,630           --
                                                                                        --------  ----------   ----------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0 and $29,574, respectively).......        --          --   $  232,611
  Income from Securities Lending......................................................        --          --       36,025
                                                                                        --------  ----------   ----------
    Total Investment Income...........................................................        --          --      268,636
                                                                                        --------  ----------   ----------
Fund Expenses
  Investment Management Fees..........................................................    24,976      49,752       67,829
  Accounting & Transfer Agent Fees....................................................        92          96          922
  Custodian Fees......................................................................        --          --        5,193
  Shareholder Servicing Fees
   Class R2 Shares....................................................................        --          40           --
  Filing Fees.........................................................................        36          59          189
  Shareholders' Reports...............................................................        68         159          281
  Directors'/Trustees' Fees & Expenses................................................        29          77          109
  Professional Fees...................................................................        18          48          200
  Other...............................................................................        17          46          412
                                                                                        --------  ----------   ----------
    Total Expenses....................................................................    25,236      50,277       75,135
                                                                                        --------  ----------   ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
   Advisor (Note C)...................................................................    (7,685)         --        1,257
   Institutional Class Shares.........................................................        --      (9,934)          --
   Class R2 Shares....................................................................        --         (16)          --
  Fees Paid Indirectly (Note C).......................................................        --          --         (220)
                                                                                        --------  ----------   ----------
  Net Expenses........................................................................    17,551      40,327       76,172
                                                                                        --------  ----------   ----------
  Net Investment Income (Loss)........................................................    54,511     127,303      192,464
                                                                                        --------  ----------   ----------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.......................................................        --          --       74,060
   Affiliated Investment Companies Shares Sold........................................        --          --         (124)
   Transactions Allocated from Affiliated Investment Company..........................   245,328     293,095           --
   Futures............................................................................        --          --       18,221
   Foreign Currency Transactions......................................................       (77)      1,005       (1,498)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.........................................        --          --    1,009,322
   Affiliated Investment Companies Shares.............................................        --          --          (27)
   Transactions Allocated from Affiliated Investment Company..........................   140,406     899,083           --
   Futures............................................................................        --          --      (15,447)
   Translation of Foreign Currency Denominated Amounts................................       (79)        (97)        (165)
                                                                                        --------  ----------   ----------
  Net Realized and Unrealized Gain (Loss).............................................   385,578   1,193,086    1,084,342
                                                                                        --------  ----------   ----------
Net Increase (Decrease) in Net Assets Resulting from Operations.......................  $440,089  $1,320,389   $1,276,806
                                                                                        ========  ==========   ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $144 and $5, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                          Enhanced U.S. Large   U.S. Large Cap Equity    U.S. Large Cap Value
                                                           Company Portfolio          Portfolio                Portfolio
                                                         --------------------  ----------------------  ------------------------
                                                         Six Months    Year    Six Months     Year     Six Months       Year
                                                            Ended     Ended       Ended      Ended        Ended        Ended
                                                          April 30,  Oct. 31,   April 30,   Oct. 31,    April 30,     Oct. 31,
                                                            2018       2017       2018        2017        2018          2017
                                                         ----------- --------  ----------- ----------  -----------  -----------
                                                         (Unaudited)           (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..........................  $  3,170   $  3,676  $   10,735  $   18,142  $   243,357  $   427,035
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........................    (1,122)      (319)      3,202         273           --           --
   Affiliated Investment Companies Shares Sold..........        (1)         1          (5)         --           --           --
   Transactions Allocated from Affiliated Investment
    Company.............................................        --         --          --          --      497,515    1,154,160
   Futures..............................................    32,203     39,159          21           9           --       18,720
   Foreign Currency Transactions........................       (17)       (11)         --          --           --           --
   Forward Currency Contracts...........................       310       (132)         --          --           --           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...........    (3,397)    (1,062)     37,104     200,016           --           --
   Affiliated Investment Companies Shares Sold..........         2         (1)          1          (7)          --           --
   Transactions Allocated from Affiliated Investment
    Company.............................................        --         --          --          --      105,827    2,764,575
   Futures..............................................   (21,933)    14,290          --          --           --       10,896
   Translation of Foreign Currency Denominated
    Amounts.............................................         4         (9)         --          --           --           --
   Forward Currency Contracts...........................        --        896          --          --           --           --
                                                          --------   --------  ----------  ----------  -----------  -----------
    Net Increase (Decrease) in Net Assets Resulting
     from Operations....................................     9,219     56,488      51,058     218,433      846,699    4,375,386
                                                          --------   --------  ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........................    (3,136)    (2,502)     (9,993)    (18,564)    (212,674)    (403,733)
  Net Short-Term Gains:
   Institutional Class Shares...........................   (19,355)    (2,722)         --          --      (44,063)          --
  Net Long-Term Gains:
   Institutional Class Shares...........................   (29,522)    (4,088)         --          --   (1,084,239)    (446,140)
                                                          --------   --------  ----------  ----------  -----------  -----------
    Total Distributions.................................   (52,013)    (9,312)     (9,993)    (18,564)  (1,340,976)    (849,873)
                                                          --------   --------  ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................................    74,855    101,630     242,886     343,508    2,951,422    5,277,113
  Shares Issued in Lieu of Cash Distributions...........    51,982      8,734       9,246      17,598    1,264,013      793,913
  Shares Redeemed.......................................   (69,502)   (73,606)   (127,507)   (199,415)  (2,611,271)  (3,536,921)
                                                          --------   --------  ----------  ----------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions.......................................    57,335     36,758     124,625     161,691    1,604,164    2,534,105
                                                          --------   --------  ----------  ----------  -----------  -----------
    Total Increase (Decrease) in Net Assets.............    14,541     83,934     165,690     361,560    1,109,887    6,059,618
Net Assets
  Beginning of Period...................................   322,347    238,413   1,212,883     851,323   23,732,871   17,673,253
                                                          --------   --------  ----------  ----------  -----------  -----------
  End of Period.........................................  $336,888   $322,347  $1,378,573  $1,212,883  $24,842,758  $23,732,871
                                                          ========   ========  ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.........................................     5,484      7,516      14,352      23,434       75,093      144,495
  Shares Issued in Lieu of Cash Distributions...........     4,009        681         562       1,194       32,811       22,018
  Shares Redeemed.......................................    (5,247)    (5,541)     (7,539)    (13,683)     (66,580)     (97,162)
                                                          --------   --------  ----------  ----------  -----------  -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed.......................................     4,246      2,656       7,375      10,945       41,324       69,351
                                                          ========   ========  ==========  ==========  ===========  ===========
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)....................  $    911   $    877  $    1,949  $    1,207  $    53,279  $    22,596

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                      U.S. Targeted Value      U.S. Small Cap Value
                                                           Portfolio                 Portfolio
                                                   ------------------------  ------------------------
                                                   Six Months       Year     Six Months       Year
                                                      Ended        Ended        Ended        Ended
                                                    April 30,     Oct. 31,    April 30,     Oct. 31,
                                                      2018          2017        2018          2017
                                                   -----------  -----------  -----------  -----------
                                                   (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................... $    67,716  $   109,197  $    75,874  $   118,233
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................     324,706      454,563      643,656      690,721
   Affiliated Investment Companies Shares
    Sold..........................................        (162)          (1)        (171)          22
   Futures........................................       8,335       17,659       14,383       26,310
   Foreign Currency Transactions..................           1            6            3           --
   In-Kind Redemptions............................      16,160           --           --       79,386
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency.....    (144,015)   1,335,548     (563,438)   2,156,333
   Affiliated Investment Companies Shares
    Sold..........................................           5         (188)         (29)        (216)
   Futures........................................      (3,740)       2,939       (9,360)       9,284
                                                   -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................     269,006    1,919,723      160,918    3,080,073
                                                   -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares................................        (293)        (506)          --           --
   Class R2 Shares................................        (707)      (1,483)          --           --
   Institutional Class Shares.....................     (58,873)    (103,014)     (64,499)    (113,837)
  Net Short-Term Gains:
   Class R1 Shares................................        (139)         (75)          --           --
   Class R2 Shares................................        (385)        (304)          --           --
   Institutional Class Shares.....................     (26,704)     (15,806)     (36,882)          --
  Net Long-Term Gains:
   Class R1 Shares................................      (2,222)      (1,310)          --           --
   Class R2 Shares................................      (6,156)      (5,296)          --           --
   Institutional Class Shares.....................    (427,245)    (275,712)    (653,833)    (533,287)
                                                   -----------  -----------  -----------  -----------
    Total Distributions...........................    (522,724)    (403,506)    (755,214)    (647,124)
                                                   -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...................................   1,163,195    3,081,447    1,384,531    2,978,426
  Shares Issued in Lieu of Cash Distributions.....     492,413      373,214      693,470      585,631
  Shares Redeemed.................................  (1,274,670)  (2,298,736)  (1,442,793)  (3,444,324)
                                                   -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions.................................     380,938    1,155,925      635,208      119,733
                                                   -----------  -----------  -----------  -----------
    Total Increase (Decrease) in Net Assets.......     127,220    2,672,142       40,912    2,552,682
Net Assets
  Beginning of Period.............................  10,740,431    8,068,289   15,165,867   12,613,185
                                                   -----------  -----------  -----------  -----------
  End of Period................................... $10,867,651  $10,740,431  $15,206,779  $15,165,867
                                                   ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...................................      46,664      128,009       36,381       80,463
  Shares Issued in Lieu of Cash Distributions.....      20,120       15,383       18,503       15,504
  Shares Redeemed.................................     (50,889)     (95,985)     (37,706)     (92,936)
                                                   -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed.................................      15,895       47,407       17,178        3,031
                                                   ===========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................... $     6,449  $    (1,394) $     5,682  $    (5,694)

                                                   U.S. Core Equity 1 Portfolio
                                                   ---------------------------
                                                   Six Months         Year
                                                      Ended          Ended
                                                    April 30,       Oct. 31,
                                                      2018            2017
                                                   -----------    -----------
                                                   (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................... $   170,226    $   299,067
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................     104,160         96,159
   Affiliated Investment Companies Shares
    Sold..........................................        (183)           (35)
   Futures........................................      17,432         15,613
   Foreign Currency Transactions..................          --              3
   In-Kind Redemptions............................          --             --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency.....     592,027      3,505,095
   Affiliated Investment Companies Shares
    Sold..........................................          13           (188)
   Futures........................................     (12,650)        10,034
                                                    -----------   -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................     871,025      3,925,748
                                                    -----------   -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares................................          --             --
   Class R2 Shares................................          --             --
   Institutional Class Shares.....................    (156,797)      (310,434)
  Net Short-Term Gains:
   Class R1 Shares................................          --             --
   Class R2 Shares................................          --             --
   Institutional Class Shares.....................      (2,527)            --
  Net Long-Term Gains:
   Class R1 Shares................................          --             --
   Class R2 Shares................................          --             --
   Institutional Class Shares.....................    (116,824)       (71,615)
                                                    -----------   -----------
    Total Distributions...........................    (276,148)      (382,049)
                                                    -----------   -----------
Capital Share Transactions (1):
  Shares Issued...................................   2,393,768      4,637,048
  Shares Issued in Lieu of Cash Distributions.....     269,875        368,386
  Shares Redeemed.................................  (1,732,454)    (2,746,550)
                                                    -----------   -----------
    Net Increase (Decrease) from Capital Share
     Transactions.................................     931,189      2,258,884
                                                    -----------   -----------
    Total Increase (Decrease) in Net Assets.......   1,526,066      5,802,583
Net Assets
  Beginning of Period.............................  20,762,742     14,960,159
                                                    -----------   -----------
  End of Period................................... $22,288,808    $20,762,742
                                                    ===========   ===========
(1) Shares Issued and Redeemed:
  Shares Issued...................................     104,319        229,289
  Shares Issued in Lieu of Cash Distributions.....      12,043         18,264
  Shares Redeemed.................................     (75,270)      (135,531)
                                                    -----------   -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed.................................      41,092        112,022
                                                    ===========   ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................... $    27,919    $    14,490

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               U.S. Core Equity 2 Portfolio U.S. Vector Equity Portfolio
                                               ---------------------------  ---------------------------
                                               Six Months         Year      Six Months        Year
                                                  Ended          Ended         Ended         Ended
                                                April 30,       Oct. 31,     April 30,      Oct. 31,
                                                  2018            2017         2018           2017
                                               -----------    -----------   -----------     ----------
                                               (Unaudited)                  (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   181,406    $   320,409   $   33,342     $   59,721
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................     174,206        192,862      139,689        167,995
   Affiliated Investment Companies Shares
    Sold......................................        (162)            31          (46)             5
   Futures....................................      18,482         19,381        1,242          5,443
   Foreign Currency Transactions..............          --              5           --              2
   In-Kind Redemptions........................          --             --           --             --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................     456,197      3,702,303      (31,996)       706,848
   Affiliated Investment Companies Shares
    Sold......................................         (15)          (261)         (18)           (57)
   Futures....................................     (14,032)        11,212       (1,061)           835
                                                -----------   -----------   ----------      ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................     816,082      4,245,942      141,152        940,792
                                                -----------   -----------   ----------      ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................    (166,055)      (322,547)     (29,038)       (55,773)
  Net Short-Term Gains:
   Institutional Class Shares.................      (3,799)            --           --           (202)
  Net Long-Term Gains:
   Institutional Class Shares.................    (214,753)      (122,469)    (164,690)      (101,959)
                                                -----------   -----------   ----------      ----------
    Total Distributions.......................    (384,607)      (445,016)    (193,728)      (157,934)
                                                -----------   -----------   ----------      ----------
Capital Share Transactions (1):
  Shares Issued...............................   2,450,301      4,120,340      416,241        873,587
  Shares Issued in Lieu of Cash Distributions.     378,126        439,092      191,639        155,990
  Shares Redeemed.............................  (1,686,383)    (2,695,986)    (529,054)      (911,079)
                                                -----------   -----------   ----------      ----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................   1,142,044      1,863,446       78,826        118,498
                                                -----------   -----------   ----------      ----------
    Total Increase (Decrease) in Net
     Assets...................................   1,573,519      5,664,372       26,250        901,356
Net Assets
  Beginning of Period.........................  22,515,418     16,851,046    4,724,003      3,822,647
                                                -----------   -----------   ----------      ----------
  End of Period............................... $24,088,937    $22,515,418   $4,750,253     $4,724,003
                                                ===========   ===========   ==========      ==========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     113,035        212,849       21,594         48,648
  Shares Issued in Lieu of Cash Distributions.      17,875         22,777       10,103          8,720
  Shares Redeemed.............................     (77,888)      (139,061)     (27,329)       (50,704)
                                                -----------   -----------   ----------      ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................      53,022         96,565        4,368          6,664
                                                ===========   ===========   ==========      ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $    30,938    $    15,587   $    4,730     $      426

                                               U.S. Small Cap Portfolio
                                               ------------------------
                                               Six Months       Year
                                                  Ended        Ended
                                                April 30,     Oct. 31,
                                                  2018          2017
                                               -----------  -----------
                                               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   101,140  $   160,232
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................     460,896      610,335
   Affiliated Investment Companies Shares
    Sold......................................        (369)        (107)
   Futures....................................      14,625       18,310
   Foreign Currency Transactions..............           1           15
   In-Kind Redemptions........................          --      125,200
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................    (231,363)   2,387,599
   Affiliated Investment Companies Shares
    Sold......................................         (15)        (345)
   Futures....................................      (9,693)      10,124
                                               -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................     335,222    3,311,363
                                               -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................     (90,524)    (155,568)
  Net Short-Term Gains:
   Institutional Class Shares.................     (41,529)     (12,822)
  Net Long-Term Gains:
   Institutional Class Shares.................    (608,203)    (343,192)
                                               -----------  -----------
    Total Distributions.......................    (740,256)    (511,582)
                                               -----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................   1,719,775    3,737,913
  Shares Issued in Lieu of Cash Distributions.     703,323      484,150
  Shares Redeemed.............................  (1,426,702)  (3,067,256)
                                               -----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................     996,396    1,154,807
                                               -----------  -----------
    Total Increase (Decrease) in Net
     Assets...................................     591,362    3,954,588
Net Assets
  Beginning of Period.........................  16,931,787   12,977,199
                                               -----------  -----------
  End of Period............................... $17,523,149  $16,931,787
                                               ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...............................      47,600      109,356
  Shares Issued in Lieu of Cash Distributions.      19,729       14,119
  Shares Redeemed.............................     (39,519)     (89,947)
                                               -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................      27,810       33,528
                                               ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $     9,380  $    (1,236)

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                             U.S. High Relative     DFA Real Estate Securities
                                                   U.S. Micro Cap Portfolio Profitability Portfolio        Portfolio
                                                   -----------------------  ----------------------  -------------------------
                                                                                          Period
                                                                                         May 16,
                                                   Six Months      Year     Six Months   2017(a)    Six Months       Year
                                                      Ended       Ended        Ended        to         Ended        Ended
                                                    April 30,    Oct. 31,    April 30,   Oct. 31,    April 30,     Oct. 31,
                                                      2018         2017        2018        2017        2018          2017
                                                   ----------- -----------  -----------  --------   -----------  -----------
                                                   (Unaudited)              (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................... $   27,824  $    43,746   $  1,922    $    672   $  169,025   $   190,490
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................    204,682      283,405        213          43       (5,888)       47,672
   Affiliated Investment Companies Shares
    Sold..........................................        (70)          12         --          (1)         (57)          (67)
   Futures........................................      4,412        9,052        (37)       (394)       6,473         8,131
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency.....   (129,113)   1,119,931      3,832       9,520     (506,291)      183,941
   Affiliated Investment Companies Shares
    Sold..........................................         (6)        (105)         1          (1)          (1)          (61)
   Futures........................................     (1,811)       2,595         --          --       (4,754)        3,862
                                                   ----------  -----------   --------    --------   ----------   -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................    105,918    1,458,636      5,931       9,839     (341,493)      433,968
                                                   ----------  -----------   --------    --------   ----------   -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................    (24,910)     (43,959)    (1,608)       (541)    (168,977)     (217,478)
  Net Short-Term Gains:
   Institutional Class Shares.....................    (20,845)          --         --          --       (6,434)           --
  Net Long-Term Gains:
   Institutional Class Shares.....................   (260,406)    (255,837)        --          --      (20,143)      (66,384)
                                                   ----------  -----------   --------    --------   ----------   -----------
    Total Distributions...........................   (306,161)    (299,796)    (1,608)       (541)    (195,554)     (283,862)
                                                   ----------  -----------   --------    --------   ----------   -----------
Capital Share Transactions (1):
  Shares Issued...................................    531,591      757,322    254,331     134,388    1,212,762     1,766,337
  Shares Issued in Lieu of Cash Distributions.....    282,199      276,724      1,608         541      155,008       217,675
  Shares Redeemed.................................   (462,749)  (1,014,479)   (21,952)     (3,154)    (723,306)   (1,113,122)
                                                   ----------  -----------   --------    --------   ----------   -----------
    Net Increase (Decrease) from Capital Share
     Transactions.................................    351,041       19,567    233,987     131,775      644,464       870,890
                                                   ----------  -----------   --------    --------   ----------   -----------
    Total Increase (Decrease) in Net Assets.......    150,798    1,178,407    238,310     141,073      107,417     1,020,996
Net Assets
  Beginning of Period.............................  6,306,730    5,128,323    141,073          --    8,281,176     7,260,180
                                                   ----------  -----------   --------    --------   ----------   -----------
  End of Period................................... $6,457,528  $ 6,306,730   $379,383    $141,073   $8,388,593   $ 8,281,176
                                                   ==========  ===========   ========    ========   ==========   ===========
(1) Shares Issued and Redeemed:
  Shares Issued...................................     23,917       36,173     21,518      13,154       36,204        50,891
  Shares Issued in Lieu of Cash Distributions.....     12,848       13,144        139          52        4,471         6,384
  Shares Redeemed.................................    (20,805)     (48,215)    (1,868)       (302)     (21,545)      (32,116)
                                                   ----------  -----------   --------    --------   ----------   -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed.................................     15,960        1,102     19,789      12,904       19,130        25,159
                                                   ==========  ===========   ========    ========   ==========   ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................... $    2,513  $      (401)  $    445    $    131   $   46,682   $    46,634

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               Large Cap International International Core Equity    International Small
                                                      Portfolio                Portfolio             Company Portfolio
                                               ----------------------  ------------------------  ------------------------
                                               Six Months     Year     Six Months       Year     Six Months       Year
                                                  Ended      Ended        Ended        Ended        Ended        Ended
                                                April 30,   Oct. 31,    April 30,     Oct. 31,    April 30,     Oct. 31,
                                                  2018        2017        2018          2017        2018          2017
                                               ----------- ----------  -----------  -----------  -----------  -----------
                                               (Unaudited)             (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   64,249  $  111,927  $   341,269  $   550,178  $   145,873  $   254,211
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................     (3,936)    157,652       48,836      (29,889)          --           --
   Affiliated Investment Companies Shares
    Sold......................................        (55)         51         (130)          10           --           --
   Transactions Allocated from Affiliated
    Investment Company........................         --          --           --           --      321,930      422,014
   Futures....................................      3,576       4,534       33,099       22,487       11,806       11,549
   Foreign Currency Transactions..............        484        (583)         395       (2,708)        (230)      (1,764)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................     83,514     608,562      510,914    4,344,669           29           --
   Affiliated Investment Companies Shares
    Sold......................................         41         (72)         (17)        (168)          --           --
   Transactions Allocated from Affiliated
    Investment Company........................         --          --           --           --       60,840    2,134,951
   Futures....................................     (2,046)      1,881      (14,558)      11,863       (5,581)       5,699
   Translation of Foreign Currency
    Denominated Amounts.......................       (375)        330       (2,401)       1,409       (1,397)         864
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................    145,452     884,282      917,407    4,897,851      533,270    2,827,524
                                               ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................    (42,538)   (111,606)    (224,746)    (533,126)    (194,323)    (205,687)
  Net Short-Term Gains:
   Institutional Class Shares.................         --          --           --           --      (48,543)     (18,854)
  Net Long-Term Gains:
   Institutional Class Shares.................         --          --           --           --     (375,728)    (251,076)
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Total Distributions.......................    (42,538)   (111,606)    (224,746)    (533,126)    (618,594)    (475,617)
                                               ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................    525,484     960,010    4,634,083    6,327,731    1,315,338    2,235,300
  Shares Issued in Lieu of Cash Distributions.     37,830      99,282      213,369      506,159      592,894      456,455
  Shares Redeemed.............................   (403,492)   (636,653)  (1,968,743)  (2,737,658)    (988,062)  (1,940,733)
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................    159,822     422,639    2,878,709    4,096,232      920,170      751,022
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Total Increase (Decrease) in Net
     Assets...................................    262,736   1,195,315    3,571,370    8,460,957      834,846    3,102,929
Net Assets
  Beginning of Period.........................  4,723,090   3,527,775   25,443,968   16,983,011   13,490,290   10,387,361
                                               ----------  ----------  -----------  -----------  -----------  -----------
  End of Period............................... $4,985,826  $4,723,090  $29,015,338  $25,443,968  $14,325,136  $13,490,290
                                               ==========  ==========  ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     21,944      45,425      317,676      496,127       61,300      116,685
  Shares Issued in Lieu of Cash Distributions.      1,610       4,623       15,037       39,374       28,767       25,675
  Shares Redeemed.............................    (16,857)    (29,985)    (135,069)    (213,878)     (46,325)     (99,987)
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................      6,697      20,063      197,644      321,623       43,742       42,373
                                               ==========  ==========  ===========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $   34,034  $   12,323  $   173,702  $    57,179  $   (29,089) $    19,361

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                        Global Small Company Japanese Small Company Asia Pacific Small Company
                                                             Portfolio             Portfolio              Portfolio
                                                        -------------------  --------------------   -------------------------
                                                                     Period
                                                                    Jan. 18,
                                                        Six Months  2017(a)  Six Months     Year    Six Months       Year
                                                           Ended       to       Ended      Ended       Ended        Ended
                                                         April 30,  Oct. 31,  April 30,   Oct. 31,   April 30,     Oct. 31,
                                                           2018       2017      2018        2017       2018          2017
                                                        ----------- -------- -----------  --------  -----------    --------
                                                        (Unaudited)          (Unaudited)            (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................   $   149   $   134   $  6,124    $  8,388   $  5,716      $  9,516
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................       333        --         --          --         --            --
  Net Realized Gain (Loss) on:
   Affiliated Investment Companies Shares Sold*........        (3)       (6)        --          --         --            --
   Transactions Allocated from Affiliated Investment
    Company............................................       136       105     17,300      28,171        973         9,656
   Futures.............................................         2         1         --          --         --            --
   Foreign Currency Transactions.......................        --        --        (93)       (465)       (27)         (119)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency..........        --        (3)        --          --         --            --
   Affiliated Investment Companies Shares Sold.........      (308)    1,299         --          --         --            --
   Transactions Allocated from Affiliated Investment
    Company............................................       170        --     16,128      99,585      5,128        22,259
   Futures.............................................        --        --         --           1         --            --
   Translation of Foreign Currency Denominated
    Amounts............................................        (1)       --       (115)         87         (3)           (1)
                                                          -------   -------   --------    --------   --------       --------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................       478     1,530     39,344     135,767     11,787        41,311
                                                          -------   -------   --------    --------   --------       --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................      (250)       --    (15,937)     (9,568)   (13,370)       (8,894)
  Net Short-Term Gains:
   Institutional Class Shares..........................       (19)       --         --          --         --            --
  Net Long-Term Gains:
   Institutional Class Shares..........................       (81)       --         --          --         --            --
                                                          -------   -------   --------    --------   --------       --------
    Total Distributions................................      (350)       --    (15,937)     (9,568)   (13,370)       (8,894)
                                                          -------   -------   --------    --------   --------       --------
Capital Share Transactions (1):
  Shares Issued........................................    10,931    14,416     96,497      99,301     79,292        64,454
  Shares Issued in Lieu of Cash Distributions..........       350        --     14,541       8,825     12,188         8,101
  Shares Redeemed......................................      (734)     (925)   (67,587)    (95,760)   (49,381)      (24,394)
                                                          -------   -------   --------    --------   --------       --------
    Net Increase (Decrease) from Capital Share
     Transactions......................................    10,547    13,491     43,451      12,366     42,099        48,161
                                                          -------   -------   --------    --------   --------       --------
    Total Increase (Decrease) in Net Assets............    10,675    15,021     66,858     138,565     40,516        80,578
Net Assets
  Beginning of Period..................................    15,021        --    647,978     509,413    332,153       251,575
                                                          -------   -------   --------    --------   --------       --------
  End of Period........................................   $25,696   $15,021   $714,836    $647,978   $372,669      $332,153
                                                          =======   =======   ========    ========   ========       ========
(1) Shares Issued and Redeemed:
  Shares Issued........................................       932     1,388      3,301       4,150      3,312         2,864
  Shares Issued in Lieu of Cash Distributions..........        31        --        505         401        527           408
  Shares Redeemed......................................       (63)      (86)    (2,322)     (4,002)    (2,074)       (1,095)
                                                          -------   -------   --------    --------   --------       --------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................       900     1,302      1,484         549      1,765         2,177
                                                          =======   =======   ========    ========   ========       ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...............................................   $    42   $   143   $ (8,691)   $  1,122   $ (5,837)     $  1,817

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                   United Kingdom Small Continental Small Company DFA International Real
                                                    Company Portfolio         Portfolio           Estate Securities Portfolio
                                                   -------------------  ------------------------  --------------------------
                                                   Six Months    Year   Six Months      Year      Six Months       Year
                                                      Ended     Ended      Ended       Ended         Ended        Ended
                                                    April 30,  Oct. 31,  April 30,    Oct. 31,     April 30,     Oct. 31,
                                                      2018       2017      2018         2017         2018          2017
                                                   ----------- -------- -----------   --------    -----------    ----------
                                                   (Unaudited)          (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)....................   $   604   $ 1,220   $  6,422     $  7,573    $  125,506    $  198,330
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................        --        --         --           --       (50,919)      (21,413)
   Affiliated Investment Companies Shares
    Sold..........................................        --        --         --           --           (65)           21
   Transactions Allocated from Affiliated
    Investment Company............................     1,483     1,725     12,710       14,907            --            --
   Futures........................................        --        --         --           --         2,020         6,597
   Foreign Currency Transactions..................         7         6        (14)          89           382           439
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency.....        --        --         --           --       337,116        60,643
   Affiliated Investment Companies Shares
    Sold..........................................        --        --         --           --             6           (17)
   Transactions Allocated from Affiliated
    Investment Company............................      (210)    7,588      3,041       94,661            --            --
   Futures........................................        --        --         --           --           215           754
   Translation of Foreign Currency Denominated
    Amounts.......................................        (6)        4        (74)          24          (152)          254
                                                     -------   -------   --------      --------   ----------     ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................     1,878    10,543     22,085      117,254       414,109       245,608
                                                     -------   -------   --------      --------   ----------     ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................      (592)   (1,322)    (1,647)      (7,715)     (241,977)     (326,892)
  Net Short-Term Gains:
   Institutional Class Shares.....................      (558)       --         --           --            --            --
  Net Long-Term Gains:
   Institutional Class Shares.....................    (2,308)   (1,684)    (4,962)          --            --            --
                                                     -------   -------   --------      --------   ----------     ----------
    Total Distributions...........................    (3,458)   (3,006)    (6,609)      (7,715)     (241,977)     (326,892)
                                                     -------   -------   --------      --------   ----------     ----------
Capital Share Transactions (1):
  Shares Issued...................................     1,752    12,269    166,848      209,825       583,589     1,720,625
  Shares Issued in Lieu of Cash Distributions.....     2,979     2,618      6,204        7,180       238,291       320,016
  Shares Redeemed.................................    (5,400)   (9,570)   (13,631)     (26,314)     (693,944)     (643,227)
                                                     -------   -------   --------      --------   ----------     ----------
    Net Increase (Decrease) from Capital Share
     Transactions.................................      (669)    5,317    159,421      190,691       127,936     1,397,414
                                                     -------   -------   --------      --------   ----------     ----------
    Total Increase (Decrease) in Net Assets.......    (2,249)   12,854    174,897      300,230       300,068     1,316,130
Net Assets
  Beginning of Period.............................    45,177    32,323    592,347      292,117     5,497,753     4,181,623
                                                     -------   -------   --------      --------   ----------     ----------
  End of Period...................................   $42,928   $45,177   $767,244     $592,347    $5,797,821    $5,497,753
                                                     =======   =======   ========      ========   ==========     ==========
(1) Shares Issued and Redeemed:
  Shares Issued...................................        56       435      5,841        8,148       112,882       347,476
  Shares Issued in Lieu of Cash Distributions.....       100        95        224          280        46,632        69,418
  Shares Redeemed.................................      (172)     (335)      (471)      (1,053)     (134,934)     (132,019)
                                                     -------   -------   --------      --------   ----------     ----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed.................................       (16)      195      5,594        7,375        24,580       284,875
                                                     =======   =======   ========      ========   ==========     ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)..........................................   $    45   $    33   $  5,013     $    238    $ (396,721)   $ (280,250)

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                DFA Global Real Estate   DFA International Small  International Vector Equity
                                                 Securities Portfolio      Cap Value Portfolio           Portfolio
                                               -----------------------  ------------------------  --------------------------
                                               Six Months      Year     Six Months       Year     Six Months       Year
                                                  Ended       Ended        Ended        Ended        Ended        Ended
                                                April 30,    Oct. 31,    April 30,     Oct. 31,    April 30,     Oct. 31,
                                                  2018         2017        2018          2017        2018          2017
                                               ----------- -----------  -----------  -----------  -----------    ----------
                                               (Unaudited)              (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $  194,933  $   228,639  $   152,905  $   269,343  $   29,444    $   51,389
  Capital Gain Distributions Received from
   Affiliated Investment Companies............      5,030       14,569           --           --          --            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................          1       17,657      749,846      551,715      50,228        10,627
   Affiliated Investment Companies Shares
    Sold......................................    (19,596)       2,178          (73)          14          (9)           (1)
   Futures....................................         --          149       15,893       14,572         (17)          158
   Foreign Currency Transactions..............         --            3       (1,918)      (1,896)        229          (413)
   In-Kind Redemptions........................         --           --           --       82,012          --            --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................   (180,268)      43,892     (478,067)   2,598,933      16,281       459,554
   Affiliated Investment Companies Shares
    Sold......................................     (6,034)      (5,082)         (35)        (118)         (5)          (16)
   Futures....................................         --           --      (10,499)       9,407         (68)           --
   Translation of Foreign Currency
    Denominated Amounts.......................         --           --       (2,956)       1,459        (265)          168
                                               ----------  -----------  -----------  -----------  ----------     ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................     (5,934)     302,005      425,096    3,525,441      95,818       521,466
                                               ----------  -----------  -----------  -----------  ----------     ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................   (211,357)    (227,401)    (314,984)    (195,408)    (28,049)      (50,390)
  Net Short-Term Gains:
   Institutional Class Shares.................       (798)      (2,070)     (31,970)      (3,853)       (160)           --
  Net Long-Term Gains:
   Institutional Class Shares.................    (43,342)     (13,530)    (477,828)    (410,189)    (10,130)       (4,041)
                                               ----------  -----------  -----------  -----------  ----------     ----------
    Total Distributions.......................   (255,497)    (243,001)    (824,782)    (609,450)    (38,339)      (54,431)
                                               ----------  -----------  -----------  -----------  ----------     ----------
Capital Share Transactions (1):
  Shares Issued...............................  1,212,495    2,695,188    1,262,574    1,958,045     258,481       447,784
  Shares Issued in Lieu of Cash Distributions.    245,163      233,500      745,108      544,816      38,001        53,927
  Shares Redeemed.............................   (804,893)  (1,122,865)  (1,529,275)  (2,266,110)   (185,075)     (295,368)
                                               ----------  -----------  -----------  -----------  ----------     ----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................    652,765    1,805,823      478,407      236,751     111,407       206,343
                                               ----------  -----------  -----------  -----------  ----------     ----------
    Total Increase (Decrease) in Net
     Assets...................................    391,334    1,864,827       78,721    3,152,742     168,886       673,378
Net Assets
  Beginning of Period.........................  6,753,782    4,888,955   16,162,471   13,009,729   2,529,852     1,856,474
                                               ----------  -----------  -----------  -----------  ----------     ----------
  End of Period............................... $7,145,116  $ 6,753,782  $16,241,192  $16,162,471  $2,698,738    $2,529,852
                                               ==========  ===========  ===========  ===========  ==========     ==========
(1) Shares Issued and Redeemed:
  Shares Issued...............................    114,456      251,258       54,710       93,807      18,930        37,714
  Shares Issued in Lieu of Cash Distributions.     22,410       23,234       33,533       28,186       2,881         4,561
  Shares Redeemed.............................    (76,731)    (105,800)     (66,264)    (108,244)    (13,573)      (24,782)
                                               ----------  -----------  -----------  -----------  ----------     ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................     60,135      168,692       21,979       13,749       8,238        17,493
                                               ==========  ===========  ===========  ===========  ==========     ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $   43,116  $    59,540  $  (120,527) $    41,552  $    5,525    $    4,130

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                        International High Relative  World ex U.S. Value  World ex U.S. Targeted
                                                        Profitability Portfolio           Portfolio          Value Portfolio
                                                        --------------------------  --------------------  --------------------
                                                                         Period
                                                                        May 16,
                                                        Six Months      2017(a)     Six Months    Year    Six Months     Year
                                                           Ended           to          Ended     Ended       Ended      Ended
                                                         April 30,      Oct. 31,     April 30,  Oct. 31,   April 30,   Oct. 31,
                                                           2018           2017         2018       2017       2018        2017
                                                        -----------     --------    ----------- --------  -----------  --------
                                                        (Unaudited)                 (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................  $  1,706       $   426      $  3,220   $  5,730   $  3,950    $  7,583
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................        --            --           773        653         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................       (35)         (165)           --         --     19,944      17,468
   Affiliated Investment Companies Shares Sold.........        --            --           (70)       599         (1)         --
   Transactions Allocated from Affiliated
    Investment Company.................................        --            --         4,407      1,111         --          --
   Futures.............................................        24           (72)           --        262         22          --
   Foreign Currency Transactions.......................        29            19            27        (26)       (16)        (26)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency..........       375         3,720        (6,349)        --     (7,442)     65,446
   Affiliated Investment Companies Shares Sold.........         1            --         5,791       (148)        --          (1)
   Transactions Allocated from Affiliated
    Investment Company.................................        --            --         4,540     41,263         --          --
   Futures.............................................        --            --            --         99         --          --
   Translation of Foreign Currency Denominated
    Amounts............................................       (11)           (1)          (15)        13        (51)         19
                                                         --------       -------      --------   --------   --------    --------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................     2,089         3,927        12,324     49,556     16,406      90,489
                                                         --------       -------      --------   --------   --------    --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................      (831)         (299)       (3,864)    (4,532)    (2,551)     (7,684)
  Net Long-Term Gains:
   Institutional Class Shares..........................        --            --            --         --     (8,307)         --
                                                         --------       -------      --------   --------   --------    --------
    Total Distributions................................      (831)         (299)       (3,864)    (4,532)   (10,858)     (7,684)
                                                         --------       -------      --------   --------   --------    --------
Capital Share Transactions (1):
  Shares Issued........................................   119,444        65,210        34,825     44,260     77,564     132,580
  Shares Issued in Lieu of Cash Distributions..........       831           299         3,861      4,529     10,833       7,665
  Shares Redeemed......................................    (7,098)       (1,344)      (44,829)   (35,416)   (33,190)    (37,758)
                                                         --------       -------      --------   --------   --------    --------
    Net Increase (Decrease) from Capital Share
     Transactions......................................   113,177        64,165        (6,143)    13,373     55,207     102,487
                                                         --------       -------      --------   --------   --------    --------
    Total Increase (Decrease) in Net Assets............   114,435        67,793         2,317     58,397     60,755     185,292
Net Assets
  Beginning of Period..................................    67,793            --       246,551    188,154    466,504     281,212
                                                         --------       -------      --------   --------   --------    --------
  End of Period........................................  $182,228       $67,793      $248,868   $246,551   $527,259    $466,504
                                                         ========       =======      ========   ========   ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued........................................    10,970         6,451         2,644      3,780      5,078       9,799
  Shares Issued in Lieu of Cash Distributions..........        78            29           306        407        736         558
  Shares Redeemed......................................      (653)         (130)       (3,434)    (3,040)    (2,185)     (2,738)
                                                         --------       -------      --------   --------   --------    --------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................    10,395         6,350          (484)     1,147      3,629       7,619
                                                         ========       =======      ========   ========   ========    ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...............................................  $  1,021       $   146      $  1,383   $  2,027   $  2,605    $  1,206

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)


                                                        World ex U.S. Core Equity
                                                               Portfolio          World Core Equity Portfolio
                                                        ------------------------  --------------------------
                                                        Six Months      Year      Six Months       Year
                                                           Ended       Ended         Ended        Ended
                                                         April 30,    Oct. 31,     April 30,     Oct. 31,
                                                           2018         2017         2018          2017
                                                        -----------  ----------   -----------    --------
                                                        (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................... $   32,774   $   54,316    $  4,767      $  8,719
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................         --           --       1,843           898
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................     11,474        7,525           1             3
   Affiliated Investment Companies Shares
    Sold...............................................        (13)          (4)      3,184          (418)
   Futures.............................................        657           68         145            --
   Foreign Currency Transactions.......................       (137)        (263)         --            --
   Forward Currency Contracts..........................         --           --          --            --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency..........     69,738      443,948          --            (1)
   Affiliated Investment Companies Shares
    Sold...............................................         (1)         (14)     15,802        90,087
   Futures.............................................         --           --          --            --
   Translation of Foreign Currency Denominated
    Amounts............................................       (227)         105          --            --
   Forward Currency Contracts..........................         --           --          --            --
                                                        ----------   ----------    --------       --------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................    114,265      505,681      25,742        99,288
                                                        ----------   ----------    --------       --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................    (22,576)     (52,690)     (4,797)       (8,966)
  Net Short-Term Gains:
   Institutional Class Shares..........................         --           --          --           (67)
  Net Long-Term Gains:
   Institutional Class Shares..........................         --           --      (1,076)       (1,231)
                                                        ----------   ----------    --------       --------
    Total Distributions................................    (22,576)     (52,690)     (5,873)      (10,264)
                                                        ----------   ----------    --------       --------
Capital Share Transactions (1):
  Shares Issued........................................    610,154    1,011,672     197,664       124,892
  Shares Issued in Lieu of Cash Distributions..........     21,509       50,176       5,600        10,005
  Shares Redeemed......................................   (275,013)    (365,917)    (72,622)      (47,259)
                                                        ----------   ----------    --------       --------
    Net Increase (Decrease) from Capital Share
     Transactions......................................    356,649      695,931     130,642        87,638
                                                        ----------   ----------    --------       --------
    Total Increase (Decrease) in Net Assets............    448,339    1,148,922     150,511       176,662
Net Assets
  Beginning of Period..................................  2,805,367    1,656,445     546,891       370,229
                                                        ----------   ----------    --------       --------
  End of Period........................................ $3,253,706   $2,805,367    $697,402      $546,891
                                                        ==========   ==========    ========       ========
(1) Shares Issued and Redeemed:
  Shares Issued........................................     48,494       92,982      11,987         8,416
  Shares Issued in Lieu of Cash Distributions..........      1,775        4,555         344           690
  Shares Redeemed......................................    (21,902)     (33,482)     (4,272)       (3,225)
                                                        ----------   ----------    --------       --------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................     28,367       64,055       8,059         5,881
                                                        ==========   ==========    ========       ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................... $   14,559   $    4,361    $    (34)     $     (4)

                                                        Selectively Hedged Global
                                                          Equity Portfolio
                                                        ------------------------
                                                        Six Months      Year
                                                           Ended       Ended
                                                         April 30,    Oct. 31,
                                                           2018         2017
                                                        -----------   --------
                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................  $  2,940     $  6,540
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................     1,607          894
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................        (1)          --
   Affiliated Investment Companies Shares
    Sold...............................................     2,281         (555)
   Futures.............................................     2,531        2,398
   Foreign Currency Transactions.......................        --           --
   Forward Currency Contracts..........................    (3,348)      (1,466)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency..........         5            5
   Affiliated Investment Companies Shares
    Sold...............................................     8,108       64,639
   Futures.............................................    (1,801)       1,354
   Translation of Foreign Currency Denominated
    Amounts............................................        --           --
   Forward Currency Contracts..........................     1,336          775
                                                         --------      --------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................    13,658       74,584
                                                         --------      --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................    (6,606)      (6,477)
  Net Short-Term Gains:
   Institutional Class Shares..........................    (1,478)        (260)
  Net Long-Term Gains:
   Institutional Class Shares..........................    (3,086)      (2,369)
                                                         --------      --------
    Total Distributions................................   (11,170)      (9,106)
                                                         --------      --------
Capital Share Transactions (1):
  Shares Issued........................................    68,631       90,620
  Shares Issued in Lieu of Cash Distributions..........    11,131        9,105
  Shares Redeemed......................................   (70,283)     (52,903)
                                                         --------      --------
    Net Increase (Decrease) from Capital Share
     Transactions......................................     9,479       46,822
                                                         --------      --------
    Total Increase (Decrease) in Net Assets............    11,967      112,300
Net Assets
  Beginning of Period..................................   402,204      289,904
                                                         --------      --------
  End of Period........................................  $414,171     $402,204
                                                         ========      ========
(1) Shares Issued and Redeemed:
  Shares Issued........................................     4,094        6,000
  Shares Issued in Lieu of Cash Distributions..........       679          649
  Shares Redeemed......................................    (4,190)      (3,520)
                                                         --------      --------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................       583        3,129
                                                         ========      ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...............................................  $ (1,066)    $  2,600

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                           Emerging Markets Small   Emerging Markets Value
                                               Emerging Markets Portfolio      Cap Portfolio               Portfolio
                                               ------------------------   -----------------------  ------------------------
                                               Six Months        Year     Six Months      Year     Six Months       Year
                                                  Ended         Ended        Ended       Ended        Ended        Ended
                                                April 30,      Oct. 31,    April 30,    Oct. 31,    April 30,     Oct. 31,
                                                  2018           2017        2018         2017        2018          2017
                                               -----------   -----------  ----------- -----------  -----------  -----------
                                               (Unaudited)                (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $    39,928   $   106,884  $   54,511  $   146,645  $   127,303  $   398,400
  Net Realized Gain (Loss) on:
   Transactions Allocated from Affiliated
    Investment Company*.......................      85,126        (9,141)    245,328      173,759      293,095     (258,290)
   Futures....................................          --         8,254          --        9,252           --       19,890
   Foreign Currency Transactions..............         994           (31)        (77)          78        1,005        2,920
  Change in Unrealized Appreciation
   (Depreciation) of:
   Transactions Allocated from Affiliated
    Investment Company........................     130,204     1,198,559     140,406      931,907      899,083    3,745,161
   Futures....................................          --         1,186          --          854           --        3,766
   Translation of Foreign Currency
    Denominated Amounts.......................         (43)          (71)        (79)        (194)         (97)         (53)
                                               -----------   -----------  ----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................     256,209     1,305,640     440,089    1,262,301    1,320,389    3,911,794
                                               -----------   -----------  ----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares............................          --            --          --           --         (375)        (847)
   Institutional Class Shares.................     (34,123)     (107,522)   (104,901)    (147,304)    (227,276)    (339,766)
  Net Short-Term Gains:
   Institutional Class Shares.................          --            --     (27,396)     (10,357)          --           --
  Net Long-Term Gains:
   Institutional Class Shares.................          --            --    (145,194)    (117,099)          --           --
                                               -----------   -----------  ----------  -----------  -----------  -----------
    Total Distributions.......................     (34,123)     (107,522)   (277,491)    (274,760)    (227,651)    (340,613)
                                               -----------   -----------  ----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................     870,610     1,476,279     746,481    1,554,965    1,373,081    2,459,482
  Shares Issued in Lieu of Cash Distributions.      31,675       100,892     264,108      259,430      216,745      322,816
  Shares Redeemed.............................  (1,495,183)   (1,057,775)   (586,794)  (1,011,728)  (2,256,365)  (3,341,295)
                                               -----------   -----------  ----------  -----------  -----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................    (592,898)      519,396     423,795      802,667     (666,539)    (558,997)
                                               -----------   -----------  ----------  -----------  -----------  -----------
    Total Increase (Decrease) in Net
     Assets...................................    (370,812)    1,717,514     586,393    1,790,208      426,199    3,012,184
Net Assets
  Beginning of Period.........................   6,632,914     4,915,400   7,249,717    5,459,509   19,414,428   16,402,244
                                               -----------   -----------  ----------  -----------  -----------  -----------
  End of Period............................... $ 6,262,102   $ 6,632,914  $7,836,110  $ 7,249,717  $19,840,627  $19,414,428
                                               ===========   ===========  ==========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...............................      28,329        56,711      30,931       75,223       42,877       90,920
  Shares Issued in Lieu of Cash Distributions.       1,074         3,823      11,543       13,320        7,204       11,717
  Shares Redeemed.............................     (49,442)      (39,854)    (24,229)     (47,673)     (71,182)    (122,531)
                                               -----------   -----------  ----------  -----------  -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................     (20,039)       20,680      18,245       40,870      (21,101)     (19,894)
                                               ===========   ===========  ==========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $     3,312   $    (2,493) $  (43,421) $     6,969  $   (93,976) $     6,372

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $144 and $144, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                  Emerging Markets Core
                                                                                    Equity Portfolio
                                                                                ------------------------
                                                                                Six Months       Year
                                                                                   Ended        Ended
                                                                                 April 30,     Oct. 31,
                                                                                   2018          2017
                                                                                -----------  -----------
                                                                                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................................. $   192,464  $   463,779
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................................................      74,060      (87,713)
    Affiliated Investment Companies Shares Sold................................        (124)         (17)
    Futures....................................................................      18,221       29,430
    Foreign Currency Transactions..............................................      (1,498)      (3,967)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................................   1,009,322    4,549,390
    Affiliated Investment Companies Shares Sold................................         (27)        (115)
    Futures....................................................................     (15,447)       9,334
    Translation of Foreign Currency Denominated Amounts........................        (165)        (275)
                                                                                -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...........   1,276,806    4,959,846
                                                                                -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................................................    (165,807)    (449,166)
                                                                                -----------  -----------
     Total Distributions.......................................................    (165,807)    (449,166)
                                                                                -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................................................   3,498,439    6,836,743
  Shares Issued in Lieu of Cash Distributions..................................     156,581      422,561
  Shares Redeemed..............................................................  (2,143,242)  (3,397,228)
                                                                                -----------  -----------
     Net Increase (Decrease) from Capital Share Transactions...................   1,511,778    3,862,076
                                                                                -----------  -----------
     Total Increase (Decrease) in Net Assets...................................   2,622,777    8,372,756
Net Assets
  Beginning of Period..........................................................  27,085,722   18,712,966
                                                                                -----------  -----------
  End of Period................................................................ $29,708,499  $27,085,722
                                                                                ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued................................................................     148,809      342,803
  Shares Issued in Lieu of Cash Distributions..................................       7,041       20,857
  Shares Redeemed..............................................................     (91,153)    (170,351)
                                                                                -----------  -----------
     Net Increase (Decrease) from Shares Issued and Redeemed...................      64,697      193,309
                                                                                ===========  ===========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)....................................................................... $    32,981  $     6,324

----------
* Net of foreign capital gain taxes withheld of $5 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                            Enhanced U.S. Large Company Portfolio
                                               --------------------------------------------------------------  --------------

                                               Six Months      Year      Year      Year      Year      Year     Six Months
                                                  Ended       Ended     Ended     Ended     Ended     Ended        Ended
                                                April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,    April 30,
                                                  2018         2017      2016      2015      2014      2013        2018
------------------------------------------------------------------------------------------------------------------------------
                                               (Unaudited)                                                      (Unaudited)
Net Asset Value, Beginning of Period..........  $  14.54     $  12.22  $  12.54  $  13.65  $  11.70  $   9.29  $    15.93
                                                --------     --------  --------  --------  --------  --------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............      0.12         0.18      0.10      0.07      0.07      0.07        0.13
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      0.26         2.63      0.45      0.53      1.94      2.42        0.58
                                                --------     --------  --------  --------  --------  --------  ----------
   Total from Investment Operations...........      0.38         2.81      0.55      0.60      2.01      2.49        0.71
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................     (0.13)       (0.13)    (0.08)    (0.05)    (0.06)    (0.08)      (0.13)
  Net Realized Gains..........................     (2.04)       (0.36)    (0.79)    (1.66)       --        --          --
                                                --------     --------  --------  --------  --------  --------  ----------
   Total Distributions........................     (2.17)       (0.49)    (0.87)    (1.71)    (0.06)    (0.08)      (0.13)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................  $  12.75     $  14.54  $  12.22  $  12.54  $  13.65  $  11.70  $    16.51
=============================================  ===========   ========  ========  ========  ========  ========  ===========
Total Return..................................      2.41%(D)    23.53%     4.75%     5.25%    17.18%    26.99%       4.44%(D)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........  $336,888     $322,347  $238,413  $203,641  $216,719  $212,840  $1,378,573
Ratio of Expenses to Average Net Assets.......      0.15%(E)     0.18%     0.23%     0.24%     0.23%     0.24%       0.17%(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).................................      0.23%(E)     0.24%     0.24%     0.24%     0.23%     0.24%       0.17%(E)
Ratio of Net Investment Income to Average
 Net Assets...................................      1.83%(E)     1.36%     0.80%     0.53%     0.55%     0.63%       1.63%(E)
Portfolio Turnover Rate.......................        48%(D)      122%      119%      223%      202%      139%          3%(D)
------------------------------------------------------------------------------------------------------------------------------

                                                      U.S. Large Cap Equity Portfolio
                                               ----------------------------------------------------
                                                                                             Period
                                                  Year       Year      Year      Year       June 25,
                                                 Ended      Ended     Ended     Ended      2013(a) to
                                                Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,     Oct. 31,
                                                  2017       2016      2015      2014         2013
---------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.......... $    13.06  $  12.86  $  12.65  $  11.07   $  10.00
                                               ----------  --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.26      0.25      0.23      0.21       0.06
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       2.87      0.19      0.21      1.57       1.04
                                               ----------  --------  --------  --------   --------
   Total from Investment Operations...........       3.13      0.44      0.44      1.78       1.10
---------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.26)    (0.24)    (0.21)    (0.20)     (0.03)
  Net Realized Gains..........................         --        --     (0.02)       --         --
                                               ----------  --------  --------  --------   --------
   Total Distributions........................      (0.26)    (0.24)    (0.23)    (0.20)     (0.03)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    15.93  $  13.06  $  12.86  $  12.65   $  11.07
=============================================  ==========  ========  ========  ========  ==========
Total Return..................................      24.16%     3.51%     3.49%    16.19%     11.01%(D)
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $1,212,883  $851,323  $699,144  $274,955   $135,407
Ratio of Expenses to Average Net Assets.......       0.17%     0.18%     0.19%     0.19%      0.19%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).................................       0.17%     0.17%     0.19%     0.20%      0.25%(C)(E)
Ratio of Net Investment Income to Average
 Net Assets...................................       1.74%     1.99%     1.77%     1.75%      1.58%(C)(E)
Portfolio Turnover Rate.......................         11%       12%       12%        1%         0%(D)
---------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                  U.S. Large Cap Value Portfolio
                                         -------------------------------------------------------------------------------
                                           Six Months        Year         Year         Year         Year         Year
                                              Ended         Ended        Ended        Ended        Ended        Ended
                                            April 30,      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                              2018           2017         2016         2015         2014         2013
-------------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period.... $     38.84     $     32.63  $     33.27  $     33.75  $     29.72  $     22.34
                                         -----------     -----------  -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......        0.38            0.74         0.70         0.69         0.56         0.47
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............        1.03            6.99         0.71        (0.32)        4.02         7.38
                                         -----------     -----------  -----------  -----------  -----------  -----------
   Total from Investment Operations.....        1.41            7.73         1.41         0.37         4.58         7.85
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................       (0.34)          (0.70)       (0.70)       (0.66)       (0.55)       (0.47)
 Net Realized Gains.....................       (1.83)          (0.82)       (1.35)       (0.19)          --           --
                                         -----------     -----------  -----------  -----------  -----------  -----------
   Total Distributions..................       (2.17)          (1.52)       (2.05)       (0.85)       (0.55)       (0.47)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     38.08     $     38.84  $     32.63  $     33.27  $     33.75  $     29.72
=======================================  ===========     ===========  ===========  ===========  ===========  ===========
Total Return............................        3.59%(D)       24.11%        4.58%        1.16%       15.49%       35.52%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $24,842,758     $23,732,871  $17,673,253  $15,807,935  $15,146,981  $11,963,072
Ratio of Expenses to Average Net
 Assets (B).............................        0.27%(E)        0.27%        0.27%        0.27%        0.27%        0.27%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).........        0.37%(E)        0.37%        0.37%        0.30%        0.27%        0.27%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.96%(E)        2.03%        2.24%        2.04%        1.75%        1.82%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                     U.S. Targeted Value Portfolio-Class R1 Shares
                                                              -----------------------------------------------------------
                                                              Six Months       Year     Year     Year      Year     Year
                                                                 Ended        Ended    Ended    Ended     Ended    Ended
                                                               April 30,     Oct. 31, Oct. 31, Oct. 31,  Oct. 31, Oct. 31,
                                                                 2018          2017     2016     2015      2014     2013
--------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 25.15      $ 21.26  $ 21.58  $ 23.19   $ 22.63   $17.28
                                                                -------      -------  -------  -------   -------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.14         0.25     0.24     0.26      0.18     0.27
  Net Gains (Losses) on Securities (Realized and Unrealized).      0.46         4.66     0.60    (0.61)     1.86     6.28
                                                                -------      -------  -------  -------   -------   ------
   Total from Investment Operations..........................      0.60         4.91     0.84    (0.35)     2.04     6.55
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.13)       (0.24)   (0.27)   (0.25)    (0.16)   (0.22)
  Net Realized Gains.........................................     (1.09)       (0.78)   (0.89)   (1.01)    (1.32)   (0.98)
                                                                -------      -------  -------  -------   -------   ------
   Total Distributions.......................................     (1.22)       (1.02)   (1.16)   (1.26)    (1.48)   (1.20)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 24.53      $ 25.15  $ 21.26  $ 21.58   $ 23.19   $22.63
============================================================= ===========    ======== ======== ========  ======== ========
Total Return.................................................      2.41%(D)    23.32%    4.21%   (1.33)%    9.47%   40.39%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $54,383      $54,960  $35,661  $40,159   $16,971   $9,470
Ratio of Expenses to Average Net Assets......................      0.47%(E)     0.47%    0.47%    0.47%     0.47%    0.47%
Ratio of Net Investment Income to Average Net Assets.........      1.16%(E)     1.03%    1.16%    1.15%     0.79%    1.42%
Portfolio Turnover Rate......................................         9% (D)      23%      28%      15%       10%      16%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                      U.S. Targeted Value Portfolio-Class R2 Shares
                                                              -------------------------------------------------------------
                                                              Six Months      Year      Year       Year      Year     Year
                                                                 Ended       Ended     Ended      Ended     Ended    Ended
                                                               April 30,    Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31, Oct. 31,
                                                                 2018         2017      2016       2015      2014     2013
----------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................  $  25.03     $  21.16  $  21.51  $  23.12   $ 22.57  $ 17.26
                                                               --------     --------  --------  --------   -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.12         0.21      0.20      0.23      0.15     0.19
  Net Gains (Losses) on Securities (Realized and Unrealized).      0.46         4.65      0.60     (0.61)     1.84     6.31
                                                               --------     --------  --------  --------   -------  -------
   Total from Investment Operations..........................      0.58         4.86      0.80     (0.38)     1.99     6.50
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.12)       (0.21)    (0.26)    (0.22)    (0.12)   (0.21)
  Net Realized Gains.........................................     (1.09)       (0.78)    (0.89)    (1.01)    (1.32)   (0.98)
                                                               --------     --------  --------  --------   -------  -------
   Total Distributions.......................................     (1.21)       (0.99)    (1.15)    (1.23)    (1.44)   (1.19)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................  $  24.40     $  25.03  $  21.16  $  21.51   $ 23.12  $ 22.57
============================================================= ===========   ========  ========  ========   ======== ========
Total Return.................................................      2.32%(D)    23.17%     4.04%    (1.49)%    9.30%   40.10%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................  $162,517     $156,809  $147,945  $135,412   $82,977  $23,305
Ratio of Expenses to Average Net Assets......................      0.62%(E)     0.62%     0.62%     0.63%     0.62%    0.62%
Ratio of Net Investment Income to Average Net Assets.........      1.01%(E)     0.90%     1.00%     1.02%     0.64%    0.95%
Portfolio Turnover Rate......................................         9%(D)       23%       28%       15%       10%      16%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   U.S. Targeted Value Portfolio-Institutional Class Shares
                                         ----------------------------------------------------------------------------
                                           Six Months        Year        Year         Year        Year        Year
                                              Ended         Ended       Ended        Ended       Ended       Ended
                                            April 30,      Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                              2018           2017        2016         2015        2014        2013
----------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period.... $     25.16     $     21.26  $    21.56  $    23.16   $    22.60  $    17.28
                                         -----------     -----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......        0.16            0.27        0.25        0.29         0.21        0.24
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............        0.45            4.67        0.60       (0.61)        1.85        6.31
                                         -----------     -----------  ----------  ----------   ----------  ----------
   Total from Investment Operations.....        0.61            4.94        0.85       (0.32)        2.06        6.55
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................       (0.14)          (0.26)      (0.26)      (0.27)       (0.18)      (0.25)
 Net Realized Gains.....................       (1.09)          (0.78)      (0.89)      (1.01)       (1.32)      (0.98)
                                         -----------     -----------  ----------  ----------   ----------  ----------
   Total Distributions..................       (1.23)          (1.04)      (1.15)      (1.28)       (1.50)      (1.23)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     24.54     $     25.16  $    21.26  $    21.56   $    23.16  $    22.60
=======================================  ===========     ===========  ==========  ==========   ==========  ==========
Total Return............................        2.45%(D)       23.46%       4.29%      (1.20)%       9.58%      40.40%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $10,650,751     $10,528,662  $7,884,683  $6,987,896   $5,490,959  $4,180,974
Ratio of Expenses to Average Net Assets.        0.37%(E)        0.37%       0.37%       0.37%        0.37%       0.37%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.26%(E)        1.13%       1.24%       1.28%        0.90%       1.25%
Portfolio Turnover Rate.................           9%(D)          23%         28%         15%          10%         16%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                                       U.S. Small Cap Value Portfolio
                                                              -------------------------------------------------------
                                                                Six Months        Year         Year         Year
                                                                   Ended         Ended        Ended        Ended
                                                                 April 30,      Oct. 31,     Oct. 31,     Oct. 31,
                                                                   2018           2017         2016         2015
----------------------------------------------------------------------------------------------------------------------
                                                                (Unaudited)
Net Asset Value, Beginning of Period......................... $     39.07     $     32.75  $     33.08  $     35.82
                                                              -----------     -----------  -----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................        0.19            0.31         0.32         0.41
  Net Gains (Losses) on Securities (Realized and Unrealized).       (3.71)           7.71         1.06        (1.44)
                                                              -----------     -----------  -----------  -----------
   Total from Investment Operations..........................       (3.52)           8.02         1.38        (1.03)
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................        0.17           (0.30)       (0.33)       (0.38)
  Net Realized Gains.........................................        1.80           (1.40)       (1.38)       (1.33)
                                                              -----------     -----------  -----------  -----------
   Total Distributions.......................................        1.97           (1.70)       (1.71)       (1.71)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $     37.52     $     39.07  $     32.75  $     33.08
============================================================= ===========     ===========  ===========  ===========
Total Return.................................................        1.08%(D)       24.67%        4.49%       (2.83)%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $15,206,779     $15,165,867  $12,613,185  $11,680,262
Ratio of Expenses to Average Net Assets......................        0.52%(E)        0.52%        0.52%        0.52%
Ratio of Net Investment Income to Average Net Assets.........        1.01%(E)        0.83%        1.01%        1.18%
Portfolio Turnover Rate......................................           9%(D)          24%          19%          17%
----------------------------------------------------------------------------------------------------------------------

                                                              ------------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                                Oct. 31,    Oct. 31,
                                                                  2014        2013
--------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period......................... $     34.48  $    26.57
                                                              -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................        0.23        0.39
  Net Gains (Losses) on Securities (Realized and Unrealized).        2.93        9.41
                                                              -----------  ----------
   Total from Investment Operations..........................        3.16        9.80
--------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................       (0.22)      (0.37)
  Net Realized Gains.........................................       (1.60)      (1.52)
                                                              -----------  ----------
   Total Distributions.......................................       (1.82)      (1.89)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $     35.82  $    34.48
============================================================= ===========  ==========
Total Return.................................................        9.49%      39.35%
--------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $11,512,306  $9,526,981
Ratio of Expenses to Average Net Assets......................        0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets.........        0.66%       1.28%
Portfolio Turnover Rate......................................           9%         14%
--------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    U.S. Core Equity 1 Portfolio
                                           ------------------------------------------------------------------------------
                                             Six Months        Year         Year         Year         Year        Year
                                                Ended         Ended        Ended        Ended        Ended       Ended
                                              April 30,      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                2018           2017         2016         2015         2014        2013
---------------------------------------------------------------------------------------------------------------------------
                                             (Unaudited)
Net Asset Value, Beginning of Period...... $     22.01     $     18.00  $     17.90  $     17.71  $     15.74  $    12.11
                                           -----------     -----------  -----------  -----------  -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........        0.18            0.33         0.33         0.31         0.27        0.25
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............        0.16            4.12         0.30         0.26         2.02        3.62
                                           -----------     -----------  -----------  -----------  -----------  ----------
   Total from Investment Operations.......        0.34            4.45         0.63         0.57         2.29        3.87
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................        0.16           (0.35)       (0.32)       (0.30)       (0.25)      (0.24)
  Net Realized Gains......................        0.13           (0.09)       (0.21)       (0.08)       (0.07)         --
                                           -----------     -----------  -----------  -----------  -----------  ----------
   Total Distributions....................        0.29           (0.44)       (0.53)       (0.38)       (0.32)      (0.24)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $     22.64     $     22.01  $     18.00  $     17.90  $     17.71  $    15.74
========================================== ===========     ===========  ===========  ===========  ===========  ==========
Total Return..............................        4.19%(D)       24.93%        3.68%        3.26%       14.72%      32.32%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $22,288,808     $20,762,742  $14,960,159  $13,275,774  $10,780,830  $7,566,179
Ratio of Expenses to Average Net
 Assets...................................        0.18%(E)        0.19%        0.19%        0.19%        0.19%       0.19%
Ratio of Net Investment Income to Average
 Net Assets...............................        1.56%(E)        1.64%        1.88%        1.71%        1.61%       1.79%
Portfolio Turnover Rate...................           1%(D)           3%           4%           4%           5%          1%
---------------------------------------------------------------------------------------------------------------------------

                                                                    U.S. Core Equity 2 Portfolio
                                           ------------------------------------------------------------------------------
                                             Six Months        Year         Year         Year         Year        Year
                                                Ended         Ended        Ended        Ended        Ended       Ended
                                              April 30,      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                2018           2017         2016         2015         2014        2013
--------------------------------------------------------------------------------------------------------------------------
                                             (Unaudited)
Net Asset Value, Beginning of Period...... $     20.90     $     17.19  $     17.26  $     17.34  $     15.62  $    11.99
                                           -----------     -----------  -----------  -----------  -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........        0.16            0.31         0.31         0.30         0.26        0.24
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............       (0.09)           3.83         0.25         0.02         1.86        3.73
                                           -----------     -----------  -----------  -----------  -----------  ----------
   Total from Investment Operations.......        0.07            4.14         0.56         0.32         2.12        3.97
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................        0.15           (0.31)       (0.30)       (0.28)       (0.24)      (0.24)
  Net Realized Gains......................        0.20           (0.12)       (0.33)       (0.12)       (0.16)      (0.10)
                                           -----------     -----------  -----------  -----------  -----------  ----------
   Total Distributions....................        0.35           (0.43)       (0.63)       (0.40)       (0.40)      (0.34)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $     21.32     $     20.90  $     17.19  $     17.26  $     17.34  $    15.62
========================================== ===========     ===========  ===========  ===========  ===========  ==========
Total Return..............................        3.72%(D)       24.36%        3.47%        1.92%       13.78%      33.66%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $24,088,937     $22,515,418  $16,851,046  $15,200,564  $12,919,176  $9,989,564
Ratio of Expenses to Average Net
 Assets...................................        0.21%(E)        0.22%        0.22%        0.22%        0.22%       0.22%
Ratio of Net Investment Income to Average
 Net Assets...............................        1.53%(E)        1.59%        1.87%        1.68%        1.55%       1.74%
Portfolio Turnover Rate...................           2%(D)           5%           4%           5%           6%          3%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                                     U.S. Vector Equity Portfolio
                                                              ---------------------------------------------------------------
                                                               Six Months       Year        Year         Year        Year
                                                                  Ended        Ended       Ended        Ended       Ended
                                                                April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                  2018          2017        2016         2015        2014
------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period......................... $    19.16     $    15.93  $    16.22  $    17.04   $    15.62
                                                              ----------     ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.13           0.24        0.25        0.25         0.21
  Net Gains (Losses) on Securities (Realized and Unrealized).      (1.15)          3.65        0.24       (0.30)        1.62
                                                              ----------     ----------  ----------  ----------   ----------
   Total from Investment Operations..........................      (1.02)          3.89        0.49       (0.05)        1.83
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................       0.12          (0.23)      (0.25)      (0.24)       (0.19)
  Net Realized Gains.........................................       0.67          (0.43)      (0.53)      (0.53)       (0.22)
                                                              ----------     ----------  ----------  ----------   ----------
   Total Distributions.......................................       0.79          (0.66)      (0.78)      (0.77)       (0.41)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    18.93     $    19.16  $    15.93  $    16.22   $    17.04
============================================================= ===========    ==========  ==========  ==========   ==========
Total Return.................................................       2.92%(D)      24.73%       3.28%      (0.18)%      11.91%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $4,750,253     $4,724,003  $3,822,647  $3,651,529   $3,501,319
Ratio of Expenses to Average Net Assets......................       0.32%(E)       0.32%       0.32%       0.32%        0.32%
Ratio of Net Investment Income to Average Net Assets.........       1.40%(E)       1.36%       1.64%       1.50%        1.26%
Portfolio Turnover Rate......................................          5%(D)         10%         10%         10%          10%
------------------------------------------------------------------------------------------------------------------------------

                                                              -----------
                                                                 Year
                                                                Ended
                                                               Oct. 31,
                                                                 2013
-------------------------------------------------------------------------

Net Asset Value, Beginning of Period......................... $    11.61
                                                              ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.20
  Net Gains (Losses) on Securities (Realized and Unrealized).       4.03
                                                              ----------
   Total from Investment Operations..........................       4.23
-------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.20)
  Net Realized Gains.........................................      (0.02)
                                                              ----------
   Total Distributions.......................................      (0.22)
-------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    15.62
============================================================= ==========
Total Return.................................................      36.80%
-------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $2,893,842
Ratio of Expenses to Average Net Assets......................       0.32%
Ratio of Net Investment Income to Average Net Assets.........       1.50%
Portfolio Turnover Rate......................................          3%
-------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                              U.S. Small Cap Portfolio
                                                   -----------------------------------------------------------------------------
                                                     Six Months        Year         Year         Year        Year        Year
                                                       Ended          Ended        Ended        Ended       Ended       Ended
                                                     April 30,       Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                        2018           2017         2016         2015        2014        2013
----------------------------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period.............. $     36.48     $     30.14  $     30.84  $     31.38  $    30.03  $    23.11
                                                   -----------     -----------  -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................        0.21            0.35         0.34         0.35        0.26        0.35
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        0.52            7.17         0.77         0.33        2.27        8.13
                                                   -----------     -----------  -----------  -----------  ----------  ----------
   Total from Investment Operations...............        0.73            7.52         1.11         0.68        2.53        8.48
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................       (0.19)          (0.35)       (0.35)       (0.33)      (0.24)      (0.36)
  Net Realized Gains..............................       (1.40)          (0.83)       (1.46)       (0.89)      (0.94)      (1.20)
                                                   -----------     -----------  -----------  -----------  ----------  ----------
   Total Distributions............................       (1.59)          (1.18)       (1.81)       (1.22)      (1.18)      (1.56)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     35.62     $     36.48  $     30.14  $     30.84  $    31.38  $    30.03
=================================================  ===========     ===========  ===========  ===========  ==========  ==========
Total Return......................................        2.01%(D)       25.21%        3.89%        2.34%       8.67%      39.03%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $17,523,149     $16,931,787  $12,977,199  $10,616,542  $9,247,716  $7,446,827
Ratio of Expenses to Average Net Assets...........        0.37%(E)        0.37%        0.37%        0.37%       0.37%       0.37%
Ratio of Net Investment Income to Average
 Net Assets.......................................        1.17%(E)        1.04%        1.16%        1.10%       0.86%       1.33%
Portfolio Turnover Rate...........................           6%(D)          14%          10%          11%          9%         10%
----------------------------------------------------------------------------------------------------------------------------------

                                                                            U.S. Micro Cap Portfolio
                                                   -------------------------------------------------------------------------
                                                     Six Months      Year        Year        Year        Year        Year
                                                       Ended        Ended       Ended       Ended       Ended       Ended
                                                     April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                        2018         2017        2016        2015        2014        2013
-----------------------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period.............. $    22.76     $    18.58  $    19.00  $    20.10  $    19.64  $    14.84
                                                   ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.10           0.16        0.16        0.16        0.14        0.19
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       0.28           5.12        0.60        0.02        1.35        5.57
                                                   ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations...............       0.38           5.28        0.76        0.18        1.49        5.76
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.09)         (0.16)      (0.16)      (0.16)      (0.13)      (0.20)
  Net Realized Gains..............................      (1.01)         (0.94)      (1.02)      (1.12)      (0.90)      (0.76)
                                                   ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions............................      (1.10)         (1.10)      (1.18)      (1.28)      (1.03)      (0.96)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    22.04     $    22.76  $    18.58  $    19.00  $    20.10  $    19.64
=================================================  ==========     ==========  ==========  ==========  ==========  ==========
Total Return......................................       1.70%(D)      28.91%       4.32%       1.11%       7.88%      41.34%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $6,457,528     $6,306,730  $5,128,323  $5,007,091  $5,029,027  $4,695,831
Ratio of Expenses to Average Net Assets...........       0.52%(E)       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average
 Net Assets.......................................       0.87%(E)       0.75%       0.88%       0.82%       0.69%       1.16%
Portfolio Turnover Rate...........................          6%(D)         15%         15%         14%         12%         11%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                      U.S. High Relative Profitability Portfolio
                                      -------------------------------------      ---------------
                                                              Period
                                      Six Months             May 16,               Six Months
                                         Ended              2017(a) to                Ended
                                       April 30,             Oct. 31,               April 30,
                                         2018                  2017                   2018
-------------------------------------------------------------------------------------------------
                                      (Unaudited)                                  (Unaudited)
Net Asset Value, Beginning of
 Period..............................  $  10.93             $  10.00             $    34.99
                                       --------             --------             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....        --                 0.07                   0.69
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........      0.74                 0.91                  (2.08)
                                       --------             --------             ----------
   Total from Investment Operations..      0.74                 0.98                  (1.39)
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............     (0.07)               (0.05)                 (0.70)
 Net Realized Gains..................        --                   --                  (0.11)
                                       --------             --------             ----------
   Total Distributions...............     (0.07)               (0.05)                 (0.81)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......  $  11.60             $  10.93             $    32.79
===================================   ==================== ==================    ===========
Total Return (D).....................      6.80%                9.84%                 (4.10)%(D)
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).........................  $379,383             $141,073             $8,388,593
Ratio of Expenses to Average Net
 Assets (E)..........................      0.25%                0.23%(C)               0.18%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and (Fees Paid
 Indirectly)) (E)....................      0.27%                0.35%(C)               0.19%(E)
Ratio of Net Investment Income to
 Average Net Assets (E)..............      1.42%                1.45%(C)               4.12%(E)
Portfolio Turnover Rate (D)..........         4%                   0%                     1%(D)
-------------------------------------------------------------------------------------------------

                                          DFA Real Estate Securities Portfolio
                                      -----------------------------------------------------------

                                         Year        Year        Year        Year        Year
                                        Ended       Ended       Ended       Ended       Ended
                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                         2017        2016        2015        2014        2013
-------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period.............................. $    34.32  $    33.04  $    32.24  $    27.77  $    25.83
                                      ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.84        1.09        0.90        0.72        0.67
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........       1.12        1.18        0.95        4.62        1.95
                                      ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..       1.96        2.27        1.85        5.34        2.62
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.98)      (0.99)      (1.05)      (0.87)      (0.68)
 Net Realized Gains..................      (0.31)         --          --          --          --
                                      ----------  ----------  ----------  ----------  ----------
   Total Distributions...............      (1.29)      (0.99)      (1.05)      (0.87)      (0.68)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    34.99  $    34.32  $    33.04  $    32.24  $    27.77
===================================   ==========  ==========  ==========  ==========  ==========
Total Return (D).....................       5.86%       6.89%       5.89%      19.80%      10.28%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $8,281,176  $7,260,180  $6,553,192  $6,607,759  $4,677,418
Ratio of Expenses to Average Net
 Assets (E)..........................       0.18%       0.18%       0.18%       0.18%       0.18%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and (Fees Paid
 Indirectly)) (E)....................       0.19%       0.19%       0.19%       0.19%       0.19%
Ratio of Net Investment Income to
 Average Net Assets (E)..............       2.43%       3.15%       2.75%       2.48%       2.42%
Portfolio Turnover Rate (D)..........          1%          3%          4%          0%          1%
-------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    Large Cap International Portfolio
                                               ---------------------------------------------------------------------------
                                                Six Months       Year         Year         Year        Year        Year
                                                   Ended        Ended        Ended        Ended       Ended       Ended
                                                 April 30,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                   2018          2017         2016         2015        2014        2013
----------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Net Asset Value, Beginning of Period.......... $    23.52     $    19.52  $    20.36   $    21.59   $    22.20  $    18.33
                                               ----------     ----------  ----------   ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.32           0.58        0.57         0.58         0.75        0.58
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       0.40           4.00       (0.86)       (1.24)       (0.62)       3.90
                                               ----------     ----------  ----------   ----------   ----------  ----------
   Total from Investment Operations...........       0.72           4.58       (0.29)       (0.66)        0.13        4.48
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.21)         (0.58)      (0.55)       (0.57)       (0.74)      (0.61)
  Net Realized Gains..........................         --             --          --           --           --          --
                                               ----------     ----------  ----------   ----------   ----------  ----------
   Total Distributions........................      (0.21)         (0.58)      (0.55)       (0.57)       (0.74)      (0.61)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    24.03     $    23.52  $    19.52   $    20.36   $    21.59  $    22.20
=============================================  ===========    ==========  ==========   ==========   ==========  ==========
Total Return..................................       3.08%(D)      23.79%      (1.30)%      (3.10)%       0.47%      24.85%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $4,985,826     $4,723,090  $3,527,775   $3,150,334   $3,127,847  $2,755,114
Ratio of Expenses to Average Net Assets.......       0.23%(E)       0.25%       0.28%        0.29%        0.28%       0.29%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).................................       0.23%(E)       0.25%       0.28%        0.29%        0.28%       0.29%
Ratio of Net Investment Income to Average
 Net Assets...................................       2.66%(E)       2.72%       2.95%        2.71%        3.35%       2.90%
Portfolio Turnover Rate.......................          3%(D)         10%         10%          10%           4%          5%
----------------------------------------------------------------------------------------------------------------------------

                                                                      International Core Equity Portfolio
                                               --------------------------------------------------------------------------------
                                                 Six Months        Year         Year         Year          Year         Year
                                                    Ended         Ended        Ended        Ended         Ended        Ended
                                                  April 30,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,     Oct. 31,
                                                    2018           2017         2016         2015          2014         2013
--------------------------------------------------------------------------------------------------------------------------------
                                                 (Unaudited)
Net Asset Value, Beginning of Period.......... $     14.23     $     11.58  $     11.69  $     12.15   $     12.57   $    10.10
                                               -----------     -----------  -----------  -----------   -----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............        0.18            0.34         0.32         0.32          0.38         0.31
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................        0.32            2.63        (0.15)       (0.45)        (0.43)        2.47
                                               -----------     -----------  -----------  -----------   -----------   ----------
   Total from Investment Operations...........        0.50            2.97         0.17        (0.13)        (0.05)        2.78
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................       (0.12)          (0.32)       (0.28)       (0.33)        (0.37)       (0.31)
  Net Realized Gains..........................          --              --           --           --            --           --
                                               -----------     -----------  -----------  -----------   -----------   ----------
   Total Distributions........................       (0.12)          (0.32)       (0.28)       (0.33)        (0.37)       (0.31)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $     14.61     $     14.23  $     11.58  $     11.69   $     12.15   $    12.57
=============================================  ===========     ===========  ===========  ===========   ===========   ==========
Total Return..................................        3.57%(D)       26.02%        1.62%       (1.10)%       (0.55)%      27.98%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $29,015,338     $25,443,968  $16,983,011  $14,420,568   $12,294,542   $9,508,466
Ratio of Expenses to Average Net Assets.......        0.30%(E)        0.30%        0.38%        0.38%         0.38%        0.39%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).................................        0.29%(E)        0.32%        0.38%        0.38%         0.38%        0.39%
Ratio of Net Investment Income to Average
 Net Assets...................................        2.51%(E)        2.62%        2.83%        2.63%         3.01%        2.80%
Portfolio Turnover Rate.......................           2%(D)           6%           2%           4%            7%           3%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                    International Small Company Portfolio
                                -----------------------------------------------------------------------------

                                  Six Months        Year         Year        Year         Year        Year
                                     Ended         Ended        Ended       Ended        Ended       Ended
                                   April 30,      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                     2018           2017         2016        2015         2014        2013
---------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     21.52     $     17.78  $     17.78  $    18.24  $    19.40   $    15.28
                                -----------     -----------  -----------  ----------  ----------   ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................        0.22            0.41         0.43        0.41        0.42         0.42
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        0.61            4.13         0.48        0.12       (0.62)        4.16
                                -----------     -----------  -----------  ----------  ----------   ----------
   Total from Investment
    Operations.................        0.83            4.54         0.91        0.53       (0.20)        4.58
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.31)          (0.34)       (0.51)      (0.42)      (0.42)       (0.37)
 Net Realized Gains............       (0.67)          (0.46)       (0.40)      (0.57)      (0.54)       (0.09)
                                -----------     -----------  -----------  ----------  ----------   ----------
   Total Distributions.........       (0.98)          (0.80)       (0.91)      (0.99)      (0.96)       (0.46)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $     21.37     $     21.52  $     17.78  $    17.78  $    18.24   $    19.40
==============================  ===========     ===========  ===========  ==========  ==========   ==========
Total Return...................        4.02%(D)       26.54%        5.43%       3.30%      (1.09)%      30.66%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $14,325,136     $13,490,290  $10,387,361  $9,323,492  $8,844,517   $8,520,717
Ratio of Expenses to Average
 Net Assets (B)................        0.53%(E)        0.53%        0.53%       0.54%       0.53%        0.54%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B).....        0.53%(E)        0.53%        0.53%       0.54%       0.53%        0.54%
Ratio of Net Investment
 Income to Average Net Assets..        2.09%(E)        2.14%        2.47%       2.30%       2.15%        2.47%
---------------------------------------------------------------------------------------------------------------

                                    Global Small Company
                                          Portfolio
                                ----------------------
                                                  Period
                                Six Months       Jan. 18,
                                   Ended        2017(a) to
                                 April 30,       Oct. 31,
                                   2018            2017
-------------------------------------------------------------
                                (Unaudited)
Net Asset Value, Beginning of
 Period........................   $ 11.53      $ 10.00
                                  -------      -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................      0.09         0.14
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      0.29         1.39
                                  -------      -------
   Total from Investment
    Operations.................      0.38         1.53
-------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.17)          --
 Net Realized Gains............     (0.07)          --
                                  -------      -------
   Total Distributions.........     (0.24)          --
-------------------------------------------------------------
Net Asset Value, End of Period.   $ 11.67      $ 11.53
==============================  ===========   ==========
Total Return...................      3.30%(D)    15.30%(D)
-------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................   $25,696      $15,021
Ratio of Expenses to Average
 Net Assets (B)................      0.49%(E)     0.42%(C)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B).....      0.93%(E)     1.14%(C)(E)
Ratio of Net Investment
 Income to Average Net Assets..      1.52%(E)     1.74%(C)(E)
-------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                   Japanese Small Company Portfolio
                                                    --------------------------------------------------------------  -------------
                                                    Six Months      Year      Year      Year      Year      Year    Six Months
                                                       Ended       Ended     Ended     Ended     Ended     Ended       Ended
                                                     April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,   April 30,
                                                       2018         2017      2016      2015      2014      2013       2018
----------------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)                                                     (Unaudited)
Net Asset Value, Beginning of Period...............  $  28.56     $  23.01  $  20.46  $  19.15  $  19.33  $  14.99   $  23.71
                                                     --------     --------  --------  --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.26         0.37      0.32      0.25      0.24      0.26       0.38
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................      1.46         5.61      2.51      1.36      0.13      4.21       0.50
                                                     --------     --------  --------  --------  --------  --------   --------
   Total from Investment Operations................      1.72         5.98      2.83      1.61      0.37      4.47       0.88
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.70)       (0.43)    (0.28)    (0.30)    (0.55)    (0.13)     (0.96)
  Net Realized Gains...............................        --           --        --        --        --        --         --
                                                     --------     --------  --------  --------  --------  --------   --------
   Total Distributions.............................     (0.70)       (0.43)    (0.28)    (0.30)    (0.55)    (0.13)     (0.96)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  29.58     $  28.56  $  23.01  $  20.46  $  19.15  $  19.33   $  23.63
=================================================== ===========   ========  ========  ========  ========  ========  ===========
Total Return.......................................      6.09%(D)    26.56%    14.04%     8.62%     2.00%    30.06%      3.79%(D)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $714,836     $647,978  $509,413  $463,997  $508,190  $414,132   $372,669
Ratio of Expenses to Average Net Assets (B)........      0.53%(E)     0.54%     0.54%     0.54%     0.55%     0.56%      0.54%(E)
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by
 Advisor) (B)......................................      0.63%(E)     0.64%     0.64%     0.57%     0.55%     0.56%      0.64%(E)
Ratio of Net Investment Income to Average
 Net Assets........................................      1.79%(E)     1.50%     1.57%     1.27%     1.25%     1.51%      3.22%(E)
----------------------------------------------------------------------------------------------------------------------------------

                                                     Asia Pacific Small Company Portfolio
                                                    ---------------------------------------------------
                                                      Year      Year       Year       Year      Year
                                                     Ended     Ended      Ended      Ended     Ended
                                                    Oct. 31,  Oct. 31,   Oct. 31,   Oct. 31,  Oct. 31,
                                                      2017      2016       2015       2014      2013
-------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period............... $  21.27  $  19.06  $  22.88   $  24.82   $  23.22
                                                    --------  --------  --------   --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................     0.74      0.71      0.75       0.83       1.01
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................     2.45      2.24     (3.51)     (1.81)      1.37
                                                    --------  --------  --------   --------   --------
   Total from Investment Operations................     3.19      2.95     (2.76)     (0.98)      2.38
-------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................    (0.75)    (0.74)    (1.06)     (0.96)     (0.78)
  Net Realized Gains...............................       --        --        --         --         --
                                                    --------  --------  --------   --------   --------
   Total Distributions.............................    (0.75)    (0.74)    (1.06)     (0.96)     (0.78)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $  23.71  $  21.27  $  19.06   $  22.88   $  24.82
=================================================== ========  ========  ========   ========   ========
Total Return.......................................    15.70%    16.18%   (12.19)%    (3.84)%    10.46%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $332,153  $251,575  $200,270   $364,117   $331,166
Ratio of Expenses to Average Net Assets (B)........     0.54%     0.54%     0.55%      0.55%      0.57%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by
 Advisor) (B)......................................     0.64%     0.64%     0.57%      0.55%      0.57%
Ratio of Net Investment Income to Average
 Net Assets........................................     3.41%     3.57%     3.67%      3.53%      4.26%
-------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                     United Kingdom Small Company Portfolio
                                           ----------------------------------------------------------  ----------------
                                           Six Months      Year     Year      Year     Year     Year     Six Months
                                              Ended       Ended    Ended     Ended    Ended    Ended        Ended
                                            April 30,    Oct. 31, Oct. 31,  Oct. 31, Oct. 31, Oct. 31,    April 30,
                                              2018         2017     2016      2015     2014     2013        2018
------------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)                                                   (Unaudited)
Net Asset Value, Beginning of Period......   $ 32.67     $ 27.21  $ 35.50   $ 35.92  $ 36.96  $ 27.81   $  28.24
                                             -------     -------  -------   -------  -------  -------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........      0.43        0.87     1.18      1.06     0.95     0.88       0.26
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............      0.87        6.67    (6.55)     1.95    (0.65)    9.17       0.65
                                             -------     -------  -------   -------  -------  -------   --------
   Total from Investment Operations.......      1.30        7.54    (5.37)     3.01     0.30    10.05       0.91
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................     (0.44)      (0.93)   (1.29)    (1.05)   (0.93)   (0.90)     (0.07)
  Net Realized Gains......................     (2.13)      (1.15)   (1.63)    (2.38)   (0.41)      --      (0.21)
                                             -------     -------  -------   -------  -------  -------   --------
   Total Distributions....................     (2.57)      (2.08)   (2.92)    (3.43)   (1.34)   (0.90)     (0.28)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............   $ 31.40     $ 32.67  $ 27.21   $ 35.50  $ 35.92  $ 36.96   $  28.87
========================================== ===========   ======== ========  ======== ======== ======== ===========
Total Return..............................      4.43%(D)   29.28%  (16.20)%    9.43%    0.73%   36.81%      3.27%(D)
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).....   $42,928     $45,177  $32,323   $35,637  $35,050  $37,096   $767,244
Ratio of Expenses to Average Net
 Assets (B)...............................      0.58%(E)    0.59%    0.59%     0.58%    0.58%    0.59%      0.54%(B)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly)) (B)....................      0.68%(E)    0.71%    0.71%     0.62%    0.62%    0.63%      0.64%(B)(E)
Ratio of Net Investment Income to Average
 Net Assets...............................      2.77%(E)    2.93%    3.87%     2.99%    2.50%    2.79%      1.82%(E)
------------------------------------------------------------------------------------------------------------------------

                                                  Continental Small Company Portfolio
                                           -------------------------------------------------------------
                                               Year         Year         Year         Year         Year
                                              Ended        Ended        Ended        Ended        Ended
                                             Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                               2017         2016         2015         2014         2013
-----------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period...... $  21.48     $  20.74     $  19.34     $  20.26     $  14.51
                                           --------     --------     --------     --------     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........     0.45         0.43         0.43         0.42         0.37
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............     6.73         0.72         1.38        (0.90)        5.78
                                           --------     --------     --------     --------     --------
   Total from Investment Operations.......     7.18         1.15         1.81        (0.48)        6.15
-----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................    (0.42)       (0.41)       (0.41)       (0.44)       (0.40)
  Net Realized Gains......................       --           --           --           --           --
                                           --------     --------     --------     --------     --------
   Total Distributions....................    (0.42)       (0.41)       (0.41)       (0.44)       (0.40)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $  28.24     $  21.48     $  20.74     $  19.34     $  20.26
========================================== ========     ========     ========     ========     ========
Total Return..............................    33.68%        5.70%        9.37%       (2.68)%      42.99%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $592,347     $292,117     $278,024     $168,961     $170,806
Ratio of Expenses to Average Net
 Assets (B)...............................     0.56%(B)     0.54%(B)     0.55%(B)     0.56%(B)     0.58%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly)) (B)....................     0.66%(B)     0.64%(B)     0.58%(B)     0.56%(B)     0.58%(B)
Ratio of Net Investment Income to Average
 Net Assets...............................     1.78%        2.08%        2.09%        1.97%        2.16%
-----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                       DFA International Real Estate Securities Portfolio
                                           --------------------------------------------------------------------------
                                                            Period
                                            Six Months     July 10,      Year         Year        Year        Year
                                               Ended      2017(a) to    Ended        Ended       Ended       Ended
                                             April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                               2018          2017        2016         2015        2014        2013
-----------------------------------------------------------------------------------------------------------------------
                                            (Unaudited)
Net Asset Value, Beginning of Period...... $     5.07     $     5.23  $     5.27  $     5.63   $     5.48  $     5.67
                                           ----------     ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.11           0.21        0.20        0.19         0.22        0.22
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............       0.27           0.04       (0.15)      (0.22)        0.19        0.25
                                           ----------     ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations.......       0.38           0.25        0.05       (0.03)        0.41        0.47
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................      (0.22)         (0.41)      (0.09)      (0.33)       (0.26)      (0.66)
  Net Realized Gains......................         --             --          --          --           --          --
                                           ----------     ----------  ----------  ----------   ----------  ----------
   Total Distributions....................      (0.22)         (0.41)      (0.09)      (0.33)       (0.26)      (0.66)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $     5.23     $     5.07  $     5.23  $     5.27   $     5.63  $     5.48
========================================== ===========    ==========  ==========  ==========   ==========  ==========
Total Return..............................       7.58%(D)       5.46%       1.05%      (0.37)%       8.21%       9.24%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $5,797,821     $5,497,753  $4,181,623  $3,540,092   $3,088,376  $2,158,977
Ratio of Expenses to Average Net
 Assets...................................       0.27%(E)       0.28%       0.28%       0.32%        0.38%       0.39%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly))........................       0.28%(E)       0.28%       0.28%       0.32%        0.38%       0.39%
Ratio of Net Investment Income to Average
 Net Assets...............................       4.39%(E)       4.19%       3.71%       3.64%        4.14%       4.07%
Portfolio Turnover Rate...................          3%             1%          1%          2%           1%          5%
-----------------------------------------------------------------------------------------------------------------------

                                                                   DFA Global Real Estate Securities Portfolio
                                           -----------------------------------------------------------------------------

                                              Six Months          Year           Year           Year           Year
                                                 Ended           Ended          Ended          Ended          Ended
                                               April 30,        Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,
                                                 2018             2017           2016           2015           2014
-------------------------------------------------------------------------------------------------------------------------
                                              (Unaudited)
Net Asset Value, Beginning of Period...... $    10.90        $    10.84     $    10.59     $    10.63     $     9.59
                                           ----------        ----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.30              0.43           0.27           0.44           0.31
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............      (0.28)             0.15           0.23          (0.09)          1.05
                                           ----------        ----------     ----------     ----------     ----------
   Total from Investment Operations.......       0.02              0.58           0.50           0.35           1.36
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................      (0.34)            (0.49)         (0.25)         (0.39)         (0.32)
  Net Realized Gains......................      (0.07)            (0.03)            --             --             --
                                           ----------        ----------     ----------     ----------     ----------
   Total Distributions....................      (0.41)            (0.52)         (0.25)         (0.39)         (0.32)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $    10.51        $    10.90     $    10.84     $    10.59     $    10.63
========================================== ===========       ==========     ==========     ==========     ==========
Total Return..............................       0.01%(D)          5.82%          4.87%          3.44%         14.98%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $7,145,116        $6,753,782     $4,888,955     $4,059,916     $3,305,472
Ratio of Expenses to Average Net
 Assets...................................       0.24%(B)(E)       0.24%(B)       0.24%(B)       0.27%(B)       0.32%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly))........................       0.35%(B)(E)       0.37%(B)       0.38%(B)       0.45%(B)       0.55%(B)
Ratio of Net Investment Income to Average
 Net Assets...............................       5.64%(E)          4.03%          2.45%          4.16%          3.21%
Portfolio Turnover Rate...................          3%(D)             2%             2%             1%           N/A
-------------------------------------------------------------------------------------------------------------------------

                                           -----------

                                                Year
                                               Ended
                                              Oct. 31,
                                                2013
---------------------------------------------------------

Net Asset Value, Beginning of Period...... $     9.33
                                           ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.49
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............       0.37
                                           ----------
   Total from Investment Operations.......       0.86
---------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................      (0.60)
  Net Realized Gains......................         --
                                           ----------
   Total Distributions....................      (0.60)
---------------------------------------------------------
Net Asset Value, End of Period............ $     9.59
========================================== ==========
Total Return..............................       9.74%
---------------------------------------------------------
Net Assets, End of Period (thousands)..... $2,082,707
Ratio of Expenses to Average Net
 Assets...................................       0.32%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly))........................       0.55%(B)
Ratio of Net Investment Income to Average
 Net Assets...............................       5.18%
Portfolio Turnover Rate...................        N/A
---------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 DFA International Small Cap Value Portfolio
                                               -------------------------------------------------------------------------------
                                                 Six Months        Year         Year         Year         Year         Year
                                                    Ended         Ended        Ended        Ended        Ended        Ended
                                                  April 30,      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                    2018           2017         2016         2015         2014         2013
--------------------------------------------------------------------------------------------------------------------------------
                                                 (Unaudited)
Net Asset Value, Beginning of Period.......... $     23.51     $     19.31  $     19.44  $     19.55  $     20.17  $     15.16
                                               -----------     -----------  -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............        0.22            0.39         0.44         0.38         0.37         0.37
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................        0.37            4.72         0.29         0.22        (0.34)        5.21
                                               -----------     -----------  -----------  -----------  -----------  -----------
   Total from Investment Operations...........        0.59            5.11         0.73         0.60         0.03         5.58
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................       (0.46)          (0.29)       (0.58)       (0.37)       (0.35)       (0.36)
  Net Realized Gains..........................       (0.74)          (0.62)       (0.28)       (0.34)       (0.30)       (0.21)
                                               -----------     -----------  -----------  -----------  -----------  -----------
   Total Distributions........................       (1.20)          (0.91)       (0.86)       (0.71)       (0.65)       (0.57)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $     22.90     $     23.51  $     19.31  $     19.44  $     19.55  $     20.17
=============================================  ===========     ===========  ===========  ===========  ===========  ===========
Total Return..................................        2.64%(D)       27.49%        4.09%        3.31%        0.13%       37.79%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $16,241,192     $16,162,471  $13,009,729  $12,577,575  $11,684,771  $11,148,899
Ratio of Expenses to Average Net Assets.......        0.68%(E)        0.68%        0.68%        0.69%        0.68%        0.69%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).................................        0.68%(E)        0.68%        0.68%        0.69%        0.68%        0.69%
Ratio of Net Investment Income to Average
 Net Assets...................................        1.89%(E)        1.85%        2.38%        1.94%        1.78%        2.16%
Portfolio Turnover Rate.......................          11%(D)          21%          19%          18%           8%           9%
--------------------------------------------------------------------------------------------------------------------------------

                                                                  International Vector Equity Portfolio
                                               ---------------------------------------------------------------------------
                                                Six Months       Year        Year         Year         Year        Year
                                                   Ended        Ended       Ended        Ended        Ended       Ended
                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                   2018          2017        2016         2015         2014        2013
---------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Net Asset Value, Beginning of Period.......... $    13.33     $    10.78  $    10.76  $    11.26   $    11.75   $     9.33
                                               ----------     ----------  ----------  ----------   ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.15           0.28        0.28        0.28         0.32         0.26
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       0.35           2.57        0.05       (0.41)       (0.43)        2.44
                                               ----------     ----------  ----------  ----------   ----------   ----------
   Total from Investment Operations...........       0.50           2.85        0.33       (0.13)       (0.11)        2.70
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.15)         (0.28)      (0.27)      (0.27)       (0.30)       (0.25)
  Net Realized Gains..........................      (0.05)         (0.02)      (0.04)      (0.10)       (0.08)       (0.03)
                                               ----------     ----------  ----------  ----------   ----------   ----------
   Total Distributions........................      (0.20)         (0.30)      (0.31)      (0.37)       (0.38)       (0.28)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    13.63     $    13.33  $    10.78  $    10.76   $    11.26   $    11.75
=============================================  ===========    ==========  ==========  ==========   ==========   ==========
Total Return..................................       3.81%(D)      26.83%       3.21%      (1.14)%      (1.05)%      29.52%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $2,698,738     $2,529,852  $1,856,474  $1,594,914   $1,305,553   $1,090,774
Ratio of Expenses to Average Net Assets.......       0.48%(E)       0.49%       0.49%       0.50%        0.49%        0.51%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).................................       0.48%(E)       0.49%       0.49%       0.50%        0.49%        0.51%
Ratio of Net Investment Income to Average
 Net Assets...................................       2.25%(E)       2.36%       2.73%       2.50%        2.64%        2.51%
Portfolio Turnover Rate.......................          7%(D)          5%          4%          8%           8%           2%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                              International High Relative
                                                                Profitability Portfolio
                                                             ----------------------        ----------------
                                                                               Period
                                                             Six Months       May 16,        Six Months
                                                                Ended        2017(a) to         Ended
                                                              April 30,       Oct. 31,        April 30,
                                                                2018            2017            2018
------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)                     (Unaudited)
Net Asset Value, Beginning of Period........................  $  10.68      $ 10.00         $  12.71
                                                              --------      -------         --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.14         0.08             0.16
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.13         0.66             0.48
                                                              --------      -------         --------
   Total from Investment Operations.........................      0.27         0.74             0.64
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.07)       (0.06)           (0.20)
 Net Realized Gains.........................................        --           --               --
                                                              --------      -------         --------
   Total Distributions......................................     (0.07)       (0.06)           (0.20)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  10.88      $ 10.68         $  13.15
===========================================================  ===========   ==========      ===========
Total Return................................................      2.57%(D)     7.38%(D)         5.11%(D)
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $182,228      $67,793         $248,868
Ratio of Expenses to Average Net Assets.....................      0.35%(E)     0.31%(C)(E)      0.51%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................      0.36%(E)     0.65%(C)(E)      0.73%(B)(E)
Ratio of Net Investment Income to Average Net Assets........      2.57%(E)     1.76%(C)(E)      2.54%(E)
Portfolio Turnover Rate.....................................         3%(D)        2%             N/A
------------------------------------------------------------------------------------------------------------

                                                                       World ex U.S. Value Portfolio
                                                             -------------------------------------------------------------

                                                                 Year         Year         Year         Year         Year
                                                                Ended        Ended        Ended        Ended        Ended
                                                               Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                                 2017         2016         2015         2014         2013
-----------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $  10.31     $  10.28     $  11.43     $  11.93     $   9.94
                                                             --------     --------     --------     --------     --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.31         0.31         0.30         0.42         0.29
 Net Gains (Losses) on Securities (Realized and Unrealized).     2.33         0.03        (1.18)       (0.50)        2.02
                                                             --------     --------     --------     --------     --------
   Total from Investment Operations.........................     2.64         0.34        (0.88)       (0.08)        2.31
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.24)       (0.31)       (0.27)       (0.42)       (0.32)
 Net Realized Gains.........................................       --           --           --           --           --
                                                             --------     --------     --------     --------     --------
   Total Distributions......................................    (0.24)       (0.31)       (0.27)       (0.42)       (0.32)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  12.71     $  10.31     $  10.28     $  11.43     $  11.93
===========================================================  ========     ========     ========     ========     ========
Total Return................................................    25.97%        3.54%       (7.77)%      (0.81)%      23.61%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $246,551     $188,154     $155,301     $113,951     $117,587
Ratio of Expenses to Average Net Assets.....................     0.52%(B)     0.53%(B)     0.53%(B)     0.57%(B)     0.60%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................     0.75%(B)     0.76%(B)     0.75%(B)     0.76%(B)     0.76%(B)
Ratio of Net Investment Income to Average Net Assets........     2.69%        3.20%        2.69%        3.54%        2.61%
Portfolio Turnover Rate.....................................      N/A          N/A          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                    World ex U.S. Targeted Value Portfolio
                                                    ---------------------------------------------------------------
                                                                                                               Period
                                                    Six Months      Year      Year       Year      Year       Nov. 1,
                                                       Ended       Ended     Ended      Ended     Ended      2012(a) to
                                                     April 30,    Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,     Oct. 31,
                                                       2018         2017      2016       2015      2014         2013
---------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period...............  $  15.06     $  12.04  $  11.44  $  12.08   $  12.46   $ 10.00
                                                     --------     --------  --------  --------   --------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.12         0.28      0.25      0.23       0.23      0.20
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................      0.39         3.01      0.55     (0.58)     (0.22)     2.46
                                                     --------     --------  --------  --------   --------   -------
   Total from Investment Operations................      0.51         3.29      0.80     (0.35)      0.01      2.66
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.08)       (0.27)    (0.20)    (0.26)     (0.24)    (0.20)
  Net Realized Gains...............................     (0.26)          --        --     (0.03)     (0.15)       --
                                                     --------     --------  --------  --------   --------   -------
   Total Distributions.............................     (0.34)       (0.27)    (0.20)    (0.29)     (0.39)    (0.20)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  15.23     $  15.06  $  12.04  $  11.44   $  12.08   $ 12.46
=================================================== ===========   ========  ========  ========   ========  ==========
Total Return.......................................      3.50%(D)    27.61%     7.18%    (2.88)%     0.06%    26.90%(D)
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $527,259     $466,504  $281,212  $227,731   $151,096   $96,010
Ratio of Expenses to Average Net Assets............      0.66%(E)     0.67%     0.76%     0.65%      0.69%     0.79%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding
 (Fees Paid Indirectly)) (B).......................      0.66%(E)     0.67%     0.77%     1.06%      1.17%     1.27%(C)(E)
Ratio of Net Investment Income to Average
 Net Assets........................................      1.59%(E)     2.04%     2.18%     1.95%      1.84%     1.78%(C)(E)
Portfolio Turnover Rate............................        11%(D)       17%       28%        1%       N/A       N/A
---------------------------------------------------------------------------------------------------------------------------

                                                                          World ex U.S. Core Equity Portfolio
                                                    --------------------------------------------------------------

                                                     Six Months       Year        Year         Year        Year
                                                        Ended        Ended       Ended        Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                        2018          2017        2016         2015        2014
-------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period............... $    12.15     $     9.93  $     9.83  $    10.49   $  10.77
                                                    ----------     ----------  ----------  ----------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.13           0.27        0.26        0.26       0.28
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       0.36           2.21        0.08       (0.72)     (0.27)
                                                    ----------     ----------  ----------  ----------   --------
   Total from Investment Operations................       0.49           2.48        0.34       (0.46)      0.01
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................      (0.09)         (0.26)      (0.24)      (0.20)     (0.28)
  Net Realized Gains...............................         --             --          --          --      (0.01)
                                                    ----------     ----------  ----------  ----------   --------
   Total Distributions.............................      (0.09)         (0.26)      (0.24)      (0.20)     (0.29)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $    12.55     $    12.15  $     9.93  $     9.83   $  10.49
=================================================== ===========    ==========  ==========  ==========   ========
Total Return.......................................       4.09%(D)      25.33%       3.58%      (4.50)%    (0.04)%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $3,253,706     $2,805,367  $1,656,445  $1,170,828   $406,648
Ratio of Expenses to Average Net Assets............       0.39%(E)       0.40%       0.47%       0.47%      0.47%
Ratio of Expenses to Average Net Assets (Excluding
 (Fees Paid Indirectly)) (B).......................       0.37%(E)       0.40%       0.47%       0.52%      0.88%
Ratio of Net Investment Income to Average
 Net Assets........................................       2.13%(E)       2.48%       2.67%       2.54%      2.59%
Portfolio Turnover Rate............................          2%(D)          4%          1%          1%       N/A
-------------------------------------------------------------------------------------------------------------------

                                                    ----------
                                                        Period
                                                       April 9,
                                                      2013(a) to
                                                       Oct. 31,
                                                         2013
--------------------------------------------------------------------

Net Asset Value, Beginning of Period...............  $  10.00
                                                     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.18
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................      0.77
                                                     --------
   Total from Investment Operations................      0.95
--------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.18)
  Net Realized Gains...............................        --
                                                     --------
   Total Distributions.............................     (0.18)
--------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  10.77
=================================================== ==========
Total Return.......................................      9.62%(D)
--------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $129,720
Ratio of Expenses to Average Net Assets............      0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding
 (Fees Paid Indirectly)) (B).......................      0.97%(C)(E)
Ratio of Net Investment Income to Average
 Net Assets........................................      3.12%(C)(E)
Portfolio Turnover Rate............................       N/A
--------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                          World Core Equity Portfolio
                                                         -------------------------------------------------------------
                                                         Six Months      Year      Year       Year      Year     Year
                                                            Ended       Ended     Ended      Ended     Ended    Ended
                                                          April 30,    Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31, Oct. 31,
                                                            2018         2017      2016       2015      2014     2013
------------------------------------------------------------------------------------------------------------------------
                                                         (Unaudited)
Net Asset Value, Beginning of Period....................  $  16.06     $  13.14  $  12.94  $  13.33   $ 12.71   $10.24
                                                          --------     --------  --------  --------   -------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................      0.12         0.29      0.27      0.26      0.17     0.23
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................      0.53         2.98      0.20     (0.35)     0.87     2.47
                                                          --------     --------  --------  --------   -------   ------
   Total from Investment Operations.....................      0.65         3.27      0.47     (0.09)     1.04     2.70
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................     (0.12)       (0.30)    (0.26)    (0.26)    (0.24)   (0.23)
  Net Realized Gains....................................     (0.03)       (0.05)    (0.01)    (0.04)    (0.18)      --
                                                          --------     --------  --------  --------   -------   ------
   Total Distributions..................................     (0.15)       (0.35)    (0.27)    (0.30)    (0.42)   (0.23)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........................  $  16.56     $  16.06  $  13.14  $  12.94   $ 13.33   $12.71
======================================================== ===========   ========  ========  ========   ======== ========
Total Return............................................      4.04%(D)    25.14%     3.73%    (0.61)%    8.36%   26.77%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................  $697,402     $546,891  $370,229  $202,655   $75,707   $1,728
Ratio of Expenses to Average Net Assets (B).............      0.35%(E)     0.35%     0.35%     0.35%     0.35%    0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (B)..................      0.60%(E)     0.60%     0.64%     0.65%     0.97%    5.71%
Ratio of Net Investment Income to Average Net Assets....      1.44%(E)     1.95%     2.14%     1.95%     1.27%    2.01%
------------------------------------------------------------------------------------------------------------------------

                                                                   Selectively Hedged Global Equity Portfolio
                                                         --------------------------------------------------------------
                                                         Six Months      Year      Year       Year      Year      Year
                                                            Ended       Ended     Ended      Ended     Ended     Ended
                                                          April 30,    Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                            2018         2017      2016       2015      2014      2013
------------------------------------------------------------------------------------------------------------------------
                                                         (Unaudited)
Net Asset Value, Beginning of Period....................  $  16.52     $  13.67  $  13.50  $  14.20   $  13.63  $ 10.87
                                                          --------     --------  --------  --------   --------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................      0.12         0.29      0.26      0.27       0.27     0.24
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................      0.44         2.98      0.30     (0.34)      0.76     2.65
                                                          --------     --------  --------  --------   --------  -------
   Total from Investment Operations.....................      0.56         3.27      0.56     (0.07)      1.03     2.89
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................     (0.27)       (0.30)    (0.35)    (0.42)     (0.32)   (0.10)
  Net Realized Gains....................................     (0.19)       (0.12)    (0.04)    (0.21)     (0.14)   (0.03)
                                                          --------     --------  --------  --------   --------  -------
   Total Distributions..................................     (0.46)       (0.42)    (0.39)    (0.63)     (0.46)   (0.13)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........................  $  16.62     $  16.52  $  13.67  $  13.50   $  14.20  $ 13.63
======================================================== ===========   ========  ========  ========   ========  ========
Total Return............................................      3.38%(D)    24.54%     4.32%    (0.34)%     7.83%   26.86%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................  $414,171     $402,204  $289,904  $245,106   $147,276  $91,348
Ratio of Expenses to Average Net Assets (B).............      0.34%(E)     0.35%     0.35%     0.40%      0.40%    0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (B)..................      0.61%(E)     0.62%     0.64%     0.66%      0.69%    0.72%
Ratio of Net Investment Income to Average Net Assets....      1.42%(E)     1.90%     2.03%     1.93%      1.94%    1.93%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                            Emerging Markets Portfolio
                                                    --------------------------------------------------------------------------
                                                     Six Months       Year        Year         Year        Year        Year
                                                        Ended        Ended       Ended        Ended       Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                        2018          2017        2016         2015        2014        2013
--------------------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period............... $    29.55     $    24.12  $    22.17  $    26.64   $    26.97  $    26.06
                                                    ----------     ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.19           0.49        0.45        0.49         0.56        0.52
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       0.72           5.43        1.95       (4.54)       (0.20)       1.17
                                                    ----------     ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations................       0.91           5.92        2.40       (4.05)        0.36        1.69
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................       0.17          (0.49)      (0.45)      (0.42)       (0.53)      (0.50)
  Net Realized Gains...............................         --             --          --          --        (0.16)      (0.28)
                                                    ----------     ----------  ----------  ----------   ----------  ----------
   Total Distributions.............................       0.17          (0.49)      (0.45)      (0.42)       (0.69)      (0.78)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $    30.63     $    29.55  $    24.12  $    22.17   $    26.64  $    26.97
=================================================== ===========    ==========  ==========  ==========   ==========  ==========
Total Return.......................................       4.24%(D)      24.83%      11.01%     (15.24)%       1.33%       6.58%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $6,262,102     $6,632,914  $4,915,400  $4,321,530   $4,073,698  $3,655,740
Ratio of Expenses to Average Net Assets (B)........       0.48%(E)       0.50%       0.56%       0.57%        0.56%       0.57%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by
 Advisor) (B)......................................       0.58%(E)       0.60%       0.66%       0.60%        0.56%       0.57%
Ratio of Net Investment Income to Average
 Net Assets........................................       1.25%(E)       1.88%       2.04%       1.97%        2.11%       1.97%
--------------------------------------------------------------------------------------------------------------------------------

                                                                       Emerging Markets Small Cap Portfolio
                                                    --------------------------------------------------------------------------
                                                     Six Months       Year        Year         Year        Year        Year
                                                        Ended        Ended       Ended        Ended       Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                        2018          2017        2016         2015        2014        2013
-------------------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period............... $    23.49     $    20.39  $    18.51  $    21.42   $    21.10  $    20.33
                                                    ----------     ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.17           0.49        0.45        0.43         0.43        0.40
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       1.20           3.58        2.04       (2.53)        0.62        1.37
                                                    ----------     ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations................       1.37           4.07        2.49       (2.10)        1.05        1.77
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................      (0.34)         (0.51)      (0.47)      (0.41)       (0.40)      (0.39)
  Net Realized Gains...............................      (0.55)         (0.46)      (0.14)      (0.40)       (0.33)      (0.61)
                                                    ----------     ----------  ----------  ----------   ----------  ----------
   Total Distributions.............................      (0.89)         (0.97)      (0.61)      (0.81)       (0.73)      (1.00)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $    23.97     $    23.49  $    20.39  $    18.51   $    21.42  $    21.10
=================================================== ===========    ==========  ==========  ==========   ==========  ==========
Total Return.......................................       6.02%(D)      21.00%      13.96%      (9.88)%       5.12%       8.92%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $7,836,110     $7,249,717  $5,459,509  $4,845,174   $4,860,603  $4,041,863
Ratio of Expenses to Average Net Assets (B)........       0.71%(E)       0.73%       0.72%       0.73%        0.72%       0.75%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by
 Advisor) (B)......................................       0.91%(E)       0.93%       0.92%       0.78%        0.72%       0.75%
Ratio of Net Investment Income to Average
 Net Assets........................................       1.42%(E)       2.32%       2.43%       2.16%        2.02%       1.91%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                   Emerging Markets Value Portfolio-Class R2 Shares
                                                             ------------------------------------------------------------
                                                             Six Months      Year     Year     Year      Year      Year
                                                                Ended       Ended    Ended    Ended     Ended     Ended
                                                              April 30,    Oct. 31, Oct. 31, Oct. 31,  Oct. 31,  Oct. 31,
                                                                2018         2017     2016     2015      2014      2013
--------------------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................   $ 30.13     $ 24.71  $ 22.18  $ 27.79   $ 29.27   $  28.21
                                                               -------     -------  -------  -------   -------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.16        0.31     0.46     0.49      0.59       0.47
 Net Gains (Losses) on Securities (Realized and Unrealized).      1.87        5.60     2.75    (5.61)    (1.10)      1.68
                                                               -------     -------  -------  -------   -------   --------
   Total from Investment Operations.........................      2.03        5.91     3.21    (5.12)    (0.51)      2.15
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.35)      (0.49)   (0.68)   (0.49)    (0.55)     (0.50)
 Net Realized Gains.........................................        --          --       --       --     (0.42)     (0.59)
                                                               -------     -------  -------  -------   -------   --------
   Total Distributions......................................     (0.35)      (0.49)   (0.68)   (0.49)    (0.97)     (1.09)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................   $ 31.81     $ 30.13  $ 24.71  $ 22.18   $ 27.79   $  29.27
===========================================================  ===========   ======== ======== ========  ========  ========
Total Return................................................      6.83%(D)   24.11%   14.98%  (18.49)%   (1.75)%     7.75%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................   $29,362     $31,198  $97,923  $74,076   $99,066   $106,070
Ratio of Expenses to Average Net Assets (B).................      0.81%(E)    0.81%    0.81%    0.81%     0.80%      0.82%
Ratio of Expenses to Average Net Assets (Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid Indirectly) (B)........      0.91%(E)    0.91%    0.91%    0.84%     0.80%      0.82%
Ratio of Net Investment Income to Average Net Assets........      1.03%(E)    1.19%    2.08%    1.93%     2.09%      1.65%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                           Emerging Markets Value Portfolio-Institutional Class Shares
                                ---------------------------------------------------------------------------------
                                  Six Months        Year         Year         Year          Year          Year
                                     Ended         Ended        Ended        Ended         Ended         Ended
                                   April 30,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,      Oct. 31,
                                     2018           2017         2016         2015          2014          2013
------------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     30.32     $     24.84  $     22.22  $     27.81   $     29.28   $     28.22
                                -----------     -----------  -----------  -----------   -----------   -----------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................        0.20            0.61         0.51         0.54          0.66          0.55
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        1.88            5.40         2.77        (5.60)        (1.10)         1.67
                                -----------     -----------  -----------  -----------   -----------   -----------
   Total from Investment
    Operations.................        2.08            6.01         3.28        (5.06)        (0.44)         2.22
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.36)          (0.53)       (0.66)       (0.53)        (0.61)        (0.57)
 Net Realized Gains............          --              --           --           --         (0.42)        (0.59)
                                -----------     -----------  -----------  -----------   -----------   -----------
   Total Distributions.........       (0.36)          (0.53)       (0.66)       (0.53)        (1.03)        (1.16)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $     32.04     $     30.32  $     24.84  $     22.22   $     27.81   $     29.28
==============================  ===========     ===========  ===========  ===========   ===========   ===========
Total Return...................        6.95%(D)       24.41%       15.23%      (18.27)%       (1.51)%        8.01%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $19,811,265     $19,383,230  $16,304,321  $14,834,888   $18,647,276   $19,162,837
Ratio of Expenses to Average
 Net Assets (B)................        0.56%(E)        0.57%        0.56%        0.56%         0.55%         0.57%
Ratio of Expenses to Average
 Net Assets (Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor
 and (Fees Paid Indirectly))
 (B)...........................        0.66%(E)        0.67%        0.66%        0.59%         0.55%         0.57%
Ratio of Net Investment
 Income to Average Net Assets..        1.28%(E)        2.23%        2.31%        2.12%         2.35%         1.91%
------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                     Emerging Markets Core Equity Portfolio
                                --------------------------------------------------------------------------------
                                  Six Months        Year         Year         Year          Year         Year
                                     Ended         Ended        Ended        Ended         Ended        Ended
                                   April 30,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,     Oct. 31,
                                     2018           2017         2016         2015          2014         2013
-----------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     22.38     $     18.40  $     16.81  $     20.08   $     20.09  $     19.00
                                -----------     -----------  -----------  -----------   -----------  -----------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................        0.15            0.42         0.37         0.39          0.42         0.39
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        0.63            3.95         1.59        (3.29)        (0.03)        1.07
                                -----------     -----------  -----------  -----------   -----------  -----------
   Total from Investment
    Operations.................        0.78            4.37         1.96        (2.90)         0.39         1.46
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........        0.14           (0.39)       (0.37)       (0.37)        (0.40)       (0.37)
                                -----------     -----------  -----------  -----------   -----------  -----------
   Total Distributions.........        0.14           (0.39)       (0.37)       (0.37)        (0.40)       (0.37)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $     23.30     $     22.38  $     18.40  $     16.81   $     20.08  $     20.09
==============================  ===========     ===========  ===========  ===========   ===========  ===========
Total Return...................        4.75%(D)       24.02%       11.87%      (14.49)%        1.89%        7.75%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $29,708,499     $27,085,722  $18,712,966  $14,856,878   $15,727,547  $13,020,962
Ratio of Expenses to Average
 Net Assets....................        0.53%(E)        0.55%        0.61%        0.62%         0.61%        0.63%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 (Fees Paid Indirectly)).......        0.52%(E)        0.56%        0.61%        0.62%         0.61%        0.63%
Ratio of Net Investment
 Income to Average Net Assets..        1.33%(E)        2.08%        2.20%        2.06%         2.10%        1.97%
Portfolio Turnover Rate........           2%(D)           4%           3%           5%            2%           1%
-----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which thirty-four (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests all of its assets in the Dimensional Emerging Markets Value Fund ("DEM") (each such series within DFAITC and DEM, a "Master Fund"). International Small Company Portfolio invests in five Master Funds within DFAITC. Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an "Underlying Fund"). DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. At April 30, 2018, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

                                                                                 Percentage
                                                                                  Ownership
Feeder Funds                            Master/Underlying Funds                  at 04/30/18
------------                            -----------------------                  -----------
U.S. Large Cap Value Portfolio          The U.S. Large Cap Value Series              86%
Japanese Small Company Portfolio        The Japanese Small Company Series            16%
Asia Pacific Small Company Portfolio    The Asia Pacific Small Company Series        19%
United Kingdom Small Company Portfolio  The United Kingdom Small Company Series       2%
Continental Small Company Portfolio     The Continental Small Company Series         12%
Emerging Markets Portfolio              The Emerging Markets Series                  99%
Emerging Markets Small Cap Portfolio    The Emerging Markets Small Cap Series        99%
Emerging Markets Value Portfolio        Dimensional Emerging Markets Value Fund      99%

                                                                                 Percentage
                                                                                  Ownership
Fund of Funds                           Master/Underlying Funds                  at 04/30/18
-------------                           -----------------------                  -----------
International Small Company Portfolio   The Continental Small Company Series         87%
                                        The Japanese Small Company Series            84%
                                        The United Kingdom Small Company Series      97%
                                        The Asia Pacific Small Company Series        81%
                                        The Canadian Small Company Series            97%

Global Small Company Portfolio          U.S. Small Cap Portfolio                      --
                                        The Continental Small Company Series          --
                                        The Japanese Small Company Series             --
                                        The Asia Pacific Small Company Series         --
                                        The Canadian Small Company Series             --
                                        The Emerging Markets Small Cap Series         --
                                        The United Kingdom Small Company Series       --

                                                                                                  Percentage
                                                                                                   Ownership
Fund of Funds                                 Master/Underlying Funds                             at 04/30/18
-------------                                 -----------------------                             -----------
DFA Global Real Estate Securities Portfolio*  DFA Real Estate Securities Portfolio                    18%
                                              DFA International Real Estate Securities Portfolio      43%

World ex U.S. Value Portfolio                 Dimensional Emerging Markets Value Fund                  --
                                              DFA International Small Cap Value Portfolio              --
                                              The DFA International Value Series                       1%

World Core Equity Portfolio                   U.S. Core Equity 1 Portfolio                             2%
                                              International Core Equity Portfolio                      1%
                                              Emerging Markets Core Equity Portfolio                   --

Selectively Hedged Global Equity Portfolio    U.S. Core Equity 2 Portfolio                             1%
                                              International Core Equity Portfolio                      --
                                              Emerging Markets Core Equity Portfolio                   --

* DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

   To achieve its investment objective, each Feeder Fund and Fund of Funds invests primarily in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invest in short-term temporary cash investments and futures. In addition, each international and global Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real

Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio and International High Relative Profitability Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International Small Company Portfolio's, Global Small Company Portfolio's and World ex U.S. Value Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board

(unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to all Portfolios.

For the six months ended April 30, 2018, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

               Enhanced U.S. Large Company Portfolio...... 0.20%
               U.S. Large Cap Equity Portfolio............ 0.15%
               U.S. Large Cap Value Portfolio............. 0.25%
               U.S. Targeted Value Portfolio.............. 0.35%
               U.S. Small Cap Value Portfolio............. 0.50%
               U.S. Core Equity 1 Portfolio............... 0.17%
               U.S. Core Equity 2 Portfolio............... 0.20%
               U.S. Vector Equity Portfolio............... 0.30%
               U.S. Small Cap Portfolio................... 0.35%
               U.S. Micro Cap Portfolio................... 0.50%
               U.S. High Relative Profitability Portfolio. 0.20%

           DFA Real Estate Securities Portfolio................ 0.17%
           Large Cap International Portfolio................... 0.20%
           International Core Equity Portfolio................. 0.27%
           International Small Company Portfolio............... 0.40%
           Global Small Company Portfolio...................... 0.45%
           Japanese Small Company Portfolio.................... 0.50%
           Asia Pacific Small Company Portfolio................ 0.50%
           United Kingdom Small Company Portfolio.............. 0.50%
           Continental Small Company Portfolio................. 0.50%
           DFA International Real Estate Securities Portfolio.. 0.25%
           DFA Global Real Estate Securities Portfolio......... 0.20%
           DFA International Small Cap Value Portfolio......... 0.65%
           International Vector Equity Portfolio............... 0.45%
           International High Relative Profitability Portfolio. 0.25%
           World ex U.S. Value Portfolio....................... 0.47%
           World ex U.S. Targeted Value Portfolio.............. 0.58%
           World ex U.S. Core Equity Portfolio................. 0.32%
           World Core Equity Portfolio......................... 0.30%
           Selectively Hedged Global Equity Portfolio.......... 0.30%
           Emerging Markets Portfolio.......................... 0.42%
           Emerging Markets Small Cap Portfolio................ 0.65%
           Emerging Markets Value Portfolio.................... 0.50%
           Emerging Markets Core Equity Portfolio.............. 0.47%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the non-Feeder Funds below, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2019 and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. For the six months ended April 30, 2018, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2018, are also reflected below (amounts in thousands). The Fund, on behalf of the non-feeder Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery. With respect to each Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. With respect to the World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio's proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

                                                                       Previously         Net Waived
                                                        Recovery      Waived Fees/      Fees/Expenses
                                                      of Previously     Expenses      Assumed (Recovered
                                            Expense   Waived Fees/       Assumed      Previously Waived
                                           Limitation   Expenses    Subject to Future   Fees/Expenses
Institutional Class Shares                   Amount      Assumed        Recovery           Assumed)
--------------------------                 ---------- ------------- ----------------- ------------------
Enhanced U.S. Large Company Portfolio (1).    0.15%        $ 1            $294             $   137
U.S. Large Cap Equity Portfolio (1).......    0.19%         --              --                  --
U.S. Large Cap Value Portfolio (2)........    0.25%         --              --              12,423

                                                                                 Previously         Net Waived
                                                                  Recovery      Waived Fees/      Fees/Expenses
                                                                of Previously     Expenses      Assumed (Recovered
                                                      Expense   Waived Fees/       Assumed      Previously Waived
                                                     Limitation   Expenses    Subject to Future   Fees/Expenses
Institutional Class Shares                             Amount      Assumed        Recovery           Assumed)
--------------------------                           ---------- ------------- ----------------- ------------------
U.S. Targeted Value Portfolio (3)...................    0.50%          --               --                --
U.S. Core Equity 1 Portfolio (1)....................    0.23%          --               --                --
U.S. Core Equity 2 Portfolio (1)....................    0.26%          --               --                --
U.S. Vector Equity Portfolio (1)....................    0.36%          --               --                --
U.S. High Relative Profitability Portfolio (4)......    0.25%          --          $    84           $    28
DFA Real Estate Securities Portfolio (1)............    0.18%      $    1            2,165               292
Large Cap International Portfolio (1)...............    0.24%          40               --               (40)
International Core Equity Portfolio (1).............    0.30%         828            1,807              (785)
International Small Company Portfolio (5)...........    0.45%          --               --                --
Global Small Company Portfolio (4)..................    0.49%          --              101                43
Japanese Small Company Portfolio (6)................    0.47%          --               --               341
Asia Pacific Small Company Portfolio (6)............    0.47%          --               --               177
United Kingdom Small Company
  Portfolio (6).....................................    0.47%           2               19                20
Continental Small Company Portfolio (6).............    0.47%          --               --               352
DFA International Real Estate Securities
  Portfolio (7).....................................    0.29%          --               --                --
DFA Global Real Estate Securities
  Portfolio (8).....................................    0.24%          --           20,739             3,830
International Vector Equity Portfolio (1)...........    0.60%          --               --                --
International High Relative Profitability Portfolio
  (4)...............................................    0.35%          11               67                 5
World ex U.S. Value Portfolio (9)...................    0.60%          --               --               276
World ex U.S. Targeted Value Portfolio (10).........    0.80%          --               --                --
World ex U.S. Core Equity Portfolio (11)............    0.39%         377              549              (377)
World Core Equity Portfolio (12)....................    0.35%         120               11               773
Selectively Hedged Global Equity
  Portfolio (13)....................................    0.40%          --               --               550
Emerging Markets Portfolio (14).....................    0.49%          --               --             3,198
Emerging Markets Small Cap Portfolio (2)............    0.65%          --               --             7,685
Emerging Markets Value Portfolio (2)................    0.50%          --               --             9,934
Emerging Markets Core Equity Portfolio (1)..........    0.54%       1,257               --            (1,257)

Class R1 Shares
---------------
U.S. Targeted Value Portfolio (15)..................    0.62%          --               --                --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (15)..................    0.77%          --               --                --
Emerging Markets Value Portfolio (16)...............    0.96%          --               --                16

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. The Fee Waiver Agreements for the Enhanced U.S. Large Company Portfolio and Large Cap International Portfolio became effective on April 3, 2017 and January 1, 2017, respectively. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio's and Emerging Markets Core Equity Portfolio's Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.

   (2) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

   (3) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (4) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (5) Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.

   (6) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund.

   (7) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.

   (8) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds' management fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (12) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio's proportionate share of any management fees that a Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). Prior to June 27, 2014, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   (13) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (14) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.42% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (15) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (16) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

Earned Income Credit:

   In addition, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2018, expenses reduced were as follows (amounts in thousands):

                                                             Fees Paid
                                                             Indirectly
                                                             ----------
        Large Cap International Portfolio...................    $ 60
        International Core Equity Portfolio.................     377
        DFA International Real Estate Securities Portfolio..      75
        DFA International Small Cap Value Portfolio.........     248
        International Vector Equity Portfolio...............      11
        International High Relative Profitability Portfolio.       5
        World ex U.S. Targeted Value Portfolio..............       4
        World ex U.S. Core Equity Portfolio.................      37
        Emerging Markets Core Equity Portfolio..............     220

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $158 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

   At April 30, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio.............. $ 11
            U.S. Large Cap Equity Portfolio....................   13
            U.S. Large Cap Value Portfolio.....................  532
            U.S. Targeted Value Portfolio......................  194
            U.S. Small Cap Value Portfolio.....................  433
            U.S. Core Equity 1 Portfolio.......................  338
            U.S. Core Equity 2 Portfolio.......................  433
            U.S. Vector Equity Portfolio.......................  113
            U.S. Small Cap Portfolio...........................  316
            U.S. Micro Cap Portfolio...........................  200
            U.S. High Relative Profitability Portfolio.........    1
            DFA Real Estate Securities Portfolio...............  198
            Large Cap International Portfolio..................  114
            International Core Equity Portfolio................  429
            International Small Company Portfolio..............  338
            Global Small Company Portfolio.....................   --
            Japanese Small Company Portfolio...................   14
            Asia Pacific Small Company Portfolio...............    9
            United Kingdom Small Company Portfolio.............    2
            Continental Small Company Portfolio................   10
            DFA International Real Estate Securities Portfolio.   94

           DFA Global Real Estate Securities Portfolio......... $ 95
           DFA International Small Cap Value Portfolio.........  465
           International Vector Equity Portfolio...............   41
           International High Relative Profitability Portfolio.   --
           World ex U.S. Value Portfolio.......................    4
           World ex U.S. Targeted Value Portfolio..............    5
           World ex U.S. Core Equity Portfolio.................   25
           World Core Equity Portfolio.........................    5
           Selectively Hedged Global Equity Portfolio..........    5
           Emerging Markets Portfolio..........................  155
           Emerging Markets Small Cap Portfolio................  142
           Emerging Markets Value Portfolio....................  602
           Emerging Markets Core Equity Portfolio..............  445

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2018, the Portfolios' transactions related to investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

                                                      U.S. Government    Other Investment
                                                        Securities          Securities
                                                     ----------------- ---------------------
                                                     Purchases  Sales  Purchases    Sales
                                                     --------- ------- ---------- ----------
Enhanced U.S. Large Company Portfolio...............  $66,323  $66,535 $  120,581 $   97,279
U.S. Large Cap Equity Portfolio.....................       --       --    168,308     42,196
U.S. Targeted Value Portfolio.......................       --       --  1,080,513    992,217
U.S. Small Cap Value Portfolio......................       --       --  1,517,253  1,370,833
U.S. Core Equity 1 Portfolio........................       --       --  1,234,473    324,160
U.S. Core Equity 2 Portfolio........................       --       --  1,635,912    556,622
U.S. Vector Equity Portfolio........................       --       --    241,499    309,542
U.S. Small Cap Portfolio............................       --       --  1,597,387  1,004,901
U.S. Micro Cap Portfolio............................       --       --    554,826    381,215
U.S. High Relative Profitability Portfolio..........       --       --    242,949     10,040
DFA Real Estate Securities Portfolio................       --       --    599,039     63,668
Large Cap International Portfolio...................       --       --    343,851    158,613
International Core Equity Portfolio.................       --       --  3,373,311    494,393
DFA International Real Estate Securities Portfolio..       --       --    197,714    220,320
DFA Global Real Estate Securities Portfolio.........       --       --    782,826    185,457
DFA International Small Cap Value Portfolio.........       --       --  1,766,468  2,023,911
International Vector Equity Portfolio...............       --       --    268,257    173,692
International High Relative Profitability Portfolio.       --       --    116,674      4,429
World ex U.S. Targeted Value Portfolio..............       --       --    101,025     53,324
World ex U.S. Core Equity Portfolio.................       --       --    411,945     58,992
Emerging Markets Core Equity Portfolio..............       --       --  2,193,632    714,598

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                        Net Realized
                                                        Gain/(Loss)                                         Dividend
                                                        on Sales of    Change in                           Income from
                                                         Affiliated   Unrealized                           Affiliated
                       Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                        10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
-                      ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
Enhanced U.S. Large
 Company Portfolio
DFA Short Term
 Investment Fund...... $    3,027 $   58,489 $   47,849    $  (1)        $  2      $   13,668     1,181      $    74
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $    3,027 $   58,489 $   47,849    $  (1)        $  2      $   13,668     1,181      $    74
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Large Cap Equity
 Portfolio
DFA Short Term
 Investment Fund...... $   41,253 $   92,863 $   94,827    $  (5)        $  1      $   39,285     3,395      $   306
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $   41,253 $   92,863 $   94,827    $  (5)        $  1      $   39,285     3,395      $   306
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Targeted Value
 Portfolio
DFA Short Term
 Investment Fund...... $1,670,768 $3,769,964 $3,887,389    $(162)        $  5      $1,553,186   134,243      $12,360
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $1,670,768 $3,769,964 $3,887,389    $(162)        $  5      $1,553,186   134,243      $12,360
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Small Cap Value
 Portfolio
DFA Short Term
 Investment Fund...... $1,834,294 $4,474,199 $4,270,855    $(171)        $(29)     $2,037,438   176,097      $15,002
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $1,834,294 $4,474,199 $4,270,855    $(171)        $(29)     $2,037,438   176,097      $15,002
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Core Equity 1
 Portfolio
DFA Short Term
 Investment Fund...... $1,640,846 $4,064,573 $4,121,749    $(183)        $ 13      $1,583,500   136,863      $12,574
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $1,640,846 $4,064,573 $4,121,749    $(183)        $ 13      $1,583,500   136,863      $12,574
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Core Equity 2
 Portfolio
DFA Short Term
 Investment Fund...... $2,291,391 $4,555,097 $5,000,387    $(162)        $(15)     $1,845,924   159,544      $15,182
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $2,291,391 $4,555,097 $5,000,387    $(162)        $(15)     $1,845,924   159,544      $15,182
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Vector Equity
 Portfolio
DFA Short Term
 Investment Fund...... $  572,203 $1,203,411 $1,266,756    $ (46)        $(18)     $  508,794    43,975      $ 4,066
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $  572,203 $1,203,411 $1,266,756    $ (46)        $(18)     $  508,794    43,975      $ 4,066
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Small Cap
 Portfolio
DFA Short Term
 Investment Fund...... $3,582,679 $5,762,226 $6,221,005    $(369)        $(15)     $3,123,516   269,967      $25,151
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $3,582,679 $5,762,226 $6,221,005    $(369)        $(15)     $3,123,516   269,967      $25,151
                       ========== ========== ==========    =====         ====      ==========   =======      =======

                       Capital Gain
                       Distributions
                           from
                        Affiliated
                        Investment
                         Companies
-                      -------------
Enhanced U.S. Large
 Company Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Large Cap Equity
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Targeted Value
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Small Cap Value
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Core Equity 1
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Core Equity 2
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Vector Equity
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Small Cap
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==


                                                           Net Realized
                                                           Gain/(Loss)                                         Dividend
                                                           on Sales of    Change in                           Income from
                                                            Affiliated   Unrealized                           Affiliated
                          Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                           10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
-                         ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
U.S. Micro Cap
 Portfolio
DFA Short Term
 Investment Fund......... $1,087,256 $1,763,178 $1,897,496   $    (70)    $     (6)   $  952,862    82,356     $  7,839
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $1,087,256 $1,763,178 $1,897,496   $    (70)    $     (6)   $  952,862    82,356     $  7,839
                          ========== ========== ==========   ========     ========    ==========   =======     ========

U.S. High Relative
 Profitability Portfolio
DFA Short Term
 Investment Fund......... $    8,012 $   42,125 $   39,096         --     $      1    $   11,042       954     $     75
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $    8,012 $   42,125 $   39,096         --     $      1    $   11,042       954     $     75
                          ========== ========== ==========   ========     ========    ==========   =======     ========

DFA Real Estate
 Securities Portfolio
DFA Short Term
 Investment Fund......... $  416,958 $1,771,580 $1,598,208   $    (57)    $     (1)   $  590,272    51,017     $  3,309
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $  416,958 $1,771,580 $1,598,208   $    (57)    $     (1)   $  590,272    51,017     $  3,309
                          ========== ========== ==========   ========     ========    ==========   =======     ========

Large Cap International
 Portfolio
DFA Short Term
 Investment Fund......... $  273,686 $  971,623 $  789,187   $    (55)    $     41    $  456,108    39,422     $  2,654
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $  273,686 $  971,623 $  789,187   $    (55)    $     41    $  456,108    39,422     $  2,654
                          ========== ========== ==========   ========     ========    ==========   =======     ========

International Core
 Equity Portfolio
DFA Short Term
 Investment Fund......... $1,710,859 $3,851,953 $2,864,062   $   (130)    $    (17)   $2,698,603   233,241     $ 16,682
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $1,710,859 $3,851,953 $2,864,062   $   (130)    $    (17)   $2,698,603   233,241     $ 16,682
                          ========== ========== ==========   ========     ========    ==========   =======     ========

Global Small Company
 Portfolio
DFA US Small Cap
 Portfolio............... $    7,573 $    5,801 $      163   $     (3)    $   (254)   $   12,954       364     $     50
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $    7,573 $    5,801 $      163   $     (3)    $   (254)   $   12,954       364     $     50
                          ========== ========== ==========   ========     ========    ==========   =======     ========

DFA International Real
 Estate Securities
 Portfolio
DFA Short Term
 Investment Fund......... $  185,600 $1,260,487 $1,091,545   $    (65)    $      6    $  354,483    30,638     $  2,045
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $  185,600 $1,260,487 $1,091,545   $    (65)    $      6    $  354,483    30,638     $  2,045
                          ========== ========== ==========   ========     ========    ==========   =======     ========

DFA Global Real Estate
 Securities Portfolio
DFA International Real
 Estate Securities
 Portfolio............... $2,368,488 $  235,277 $  185,457   $(19,536)    $ 93,503    $2,492,275   476,534     $104,259
DFA Real Estate
 Securities Portfolio....  1,583,375         --         --         --      (99,555)    1,483,820    45,252       31,541
DFA Short Term
 Investment Fund.........    107,840  1,085,743    998,001        (60)          18       195,540    16,901        2,018
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $4,059,703 $1,321,020 $1,183,458   $(19,596)    $ (6,034)   $4,171,635   538,687     $137,818
                          ========== ========== ==========   ========     ========    ==========   =======     ========

                          Capital Gain
                          Distributions
                              from
                           Affiliated
                           Investment
                            Companies
-                         -------------
U.S. Micro Cap
 Portfolio
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................        --
                             ======

U.S. High Relative
 Profitability Portfolio
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................        --
                             ======

DFA Real Estate
 Securities Portfolio
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................        --
                             ======

Large Cap International
 Portfolio
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................        --
                             ======

International Core
 Equity Portfolio
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................        --
                             ======

Global Small Company
 Portfolio
DFA US Small Cap
 Portfolio...............    $  333
                             ------
Total....................    $  333
                             ======

DFA International Real
 Estate Securities
 Portfolio
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................        --
                             ======

DFA Global Real Estate
 Securities Portfolio
DFA International Real
 Estate Securities
 Portfolio...............        --
DFA Real Estate
 Securities Portfolio....    $5,030
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................    $5,030
                             ======

                                                            Net Realized
                                                            Gain/(Loss)                                         Dividend
                                                            on Sales of    Change in                           Income from
                                                             Affiliated   Unrealized                           Affiliated
                           Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                            10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
-                          ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
DFA International Small
 Cap Value Portfolio
DFA Short Term
 Investment Fund..........  $910,021  $1,607,184 $1,323,567    $  (73)      $   (35)   $1,193,530   103,157      $8,384
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $910,021  $1,607,184 $1,323,567    $  (73)      $   (35)   $1,193,530   103,157      $8,384
                            ========  ========== ==========    ======       =======    ==========   =======      ======

International Vector
 Equity Portfolio
DFA Short Term
 Investment Fund..........  $169,224  $  320,458 $  252,581    $   (9)      $    (5)   $  237,087    20,492      $1,610
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $169,224  $  320,458 $  252,581    $   (9)      $    (5)   $  237,087    20,492      $1,610
                            ========  ========== ==========    ======       =======    ==========   =======      ======

International High
 Relative Profitability
 Portfolio
DFA Short Term
 Investment Fund..........  $  1,943  $   57,014 $   49,588        --       $     1    $    9,370       810      $   44
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $  1,943  $   57,014 $   49,588        --       $     1    $    9,370       810      $   44
                            ========  ========== ==========    ======       =======    ==========   =======      ======

World ex U.S. Value
 Portfolio
DFA International Small
 Cap Value Portfolio......  $ 24,824  $    4,613 $    3,694    $  (70)      $  (558)   $   25,115     1,097      $  478
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $ 24,824  $    4,613 $    3,694    $  (70)      $  (558)   $   25,115     1,097      $  478
                            ========  ========== ==========    ======       =======    ==========   =======      ======

World ex U.S. Targeted
 Value Portfolio
DFA Short Term
 Investment Fund..........  $  7,173  $   17,532 $   16,586    $   (1)           --    $    8,118       702      $   36
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $  7,173  $   17,532 $   16,586    $   (1)           --    $    8,118       702      $   36
                            ========  ========== ==========    ======       =======    ==========   =======      ======

World ex U.S. Core
 Equity Portfolio
DFA Short Term
 Investment Fund..........  $158,025  $  324,052 $  247,127    $  (13)      $    (1)   $  234,936    20,306      $1,391
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $158,025  $  324,052 $  247,127    $  (13)      $    (1)   $  234,936    20,306      $1,391
                            ========  ========== ==========    ======       =======    ==========   =======      ======

World Core Equity
 Portfolio
U.S. Core Equity 1
 Portfolio................  $276,439  $   88,934 $   21,858    $1,378       $ 7,409    $  352,302    15,561      $2,443
International Core Equity
 Portfolio................   203,505      64,456     18,075     1,335         5,623       256,844    17,580       2,096
Emerging Markets Core
 Equity Portfolio.........    66,399      24,363      6,270       471         2,770        87,733     3,765         478
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $546,343  $  177,753 $   46,203    $3,184       $15,802    $  696,879    36,906      $5,017
                            ========  ========== ==========    ======       =======    ==========   =======      ======

                           Capital Gain
                           Distributions
                               from
                            Affiliated
                            Investment
                             Companies
-                          -------------
DFA International Small
 Cap Value Portfolio
DFA Short Term
 Investment Fund..........        --
                              ------
Total.....................        --
                              ======

International Vector
 Equity Portfolio
DFA Short Term
 Investment Fund..........        --
                              ------
Total.....................        --
                              ======

International High
 Relative Profitability
 Portfolio
DFA Short Term
 Investment Fund..........        --
                              ------
Total.....................        --
                              ======

World ex U.S. Value
 Portfolio
DFA International Small
 Cap Value Portfolio......    $  773
                              ------
Total.....................    $  773
                              ======

World ex U.S. Targeted
 Value Portfolio
DFA Short Term
 Investment Fund..........        --
                              ------
Total.....................        --
                              ======

World ex U.S. Core
 Equity Portfolio
DFA Short Term
 Investment Fund..........        --
                              ------
Total.....................        --
                              ======

World Core Equity
 Portfolio
U.S. Core Equity 1
 Portfolio................    $1,843
International Core Equity
 Portfolio................        --
Emerging Markets Core
 Equity Portfolio.........        --
                              ------
Total.....................    $1,843
                              ======


                                                            Net Realized
                                                            Gain/(Loss)                                         Dividend
                                                            on Sales of    Change in                           Income from
                                                             Affiliated   Unrealized                           Affiliated
                           Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                            10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
-                          ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
Selectively Hedged
 Global Equity
 Portfolio
U.S. Core Equity 2
 Portfolio................ $  165,111 $   20,951 $   19,700    $  790       $2,676     $  169,828     7,966      $ 1,201
International Core Equity
 Portfolio................    139,217     14,227     16,134       955        2,826        141,091     9,657        1,233
Emerging Markets Core
 Equity Portfolio.........     73,349     10,166      8,790       536        2,606         77,867     3,342          453
                           ---------- ---------- ----------    ------       ------     ----------   -------      -------
Total..................... $  377,677 $   45,344 $   44,624    $2,281       $8,108     $  388,786    20,965      $ 2,887
                           ========== ========== ==========    ======       ======     ==========   =======      =======

Emerging Markets
 Core Equity Portfolio
DFA Short Term
 Investment Fund.......... $1,102,540 $2,517,992 $2,138,883    $ (124)      $  (27)    $1,481,498   128,047      $10,949
                           ---------- ---------- ----------    ------       ------     ----------   -------      -------
Total..................... $1,102,540 $2,517,992 $2,138,883    $ (124)      $  (27)    $1,481,498   128,047      $10,949
                           ========== ========== ==========    ======       ======     ==========   =======      =======

                           Capital Gain
                           Distributions
                               from
                            Affiliated
                            Investment
                             Companies
-                          -------------
Selectively Hedged
 Global Equity
 Portfolio
U.S. Core Equity 2
 Portfolio................    $1,607
International Core Equity
 Portfolio................        --
Emerging Markets Core
 Equity Portfolio.........        --
                              ------
Total.....................    $1,607
                              ======

Emerging Markets
 Core Equity Portfolio
DFA Short Term
 Investment Fund..........        --
                              ------
Total.....................        --
                              ======

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                               Increase       Increase
                                                              (Decrease)     (Decrease)
                                               Increase     Undistributed   Accumulated
                                              (Decrease)    Net Investment  Net Realized
                                            Paid-In Capital     Income     Gains (Losses)
                                            --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio......    $  4,608        $   (498)     $  (4,110)
U.S. Large Cap Equity Portfolio............         198            (258)            60
U.S. Large Cap Value Portfolio.............      74,099         (19,689)       (54,410)
U.S. Targeted Value Portfolio..............      40,176          (7,005)       (33,171)
U.S. Small Cap Value Portfolio.............     136,659          (8,319)      (128,340)
U.S. Core Equity 1 Portfolio...............       9,544          (7,787)        (1,757)
U.S. Core Equity 2 Portfolio...............      13,485          (8,989)        (4,496)
U.S. Vector Equity Portfolio...............      13,226          (3,672)        (9,554)
U.S. Small Cap Portfolio...................     172,430          (8,638)      (163,792)
U.S. Micro Cap Portfolio...................      16,818          (2,006)       (14,812)
U.S. High Relative Profitability Portfolio.          --              --             --
DFA Real Estate Securities Portfolio.......       2,632          34,600        (37,232)

                                                                        Increase       Increase
                                                                       (Decrease)     (Decrease)
                                                        Increase     Undistributed   Accumulated
                                                       (Decrease)    Net Investment  Net Realized
                                                     Paid-In Capital     Income     Gains (Losses)
                                                     --------------- -------------- --------------
Large Cap International Portfolio...................    $(21,950)       $    273      $  21,677
International Core Equity Portfolio.................     (38,149)         (9,102)        47,251
International Small Company Portfolio...............      42,965         (10,293)       (32,672)
Global Small Company Portfolio......................          --               9             (9)
Japanese Small Company Portfolio....................          --            (100)           100
Asia Pacific Small Company Portfolio................      (8,261)            684          7,577
United Kingdom Small Company Portfolio..............         154             (64)           (90)
Continental Small Company Portfolio.................         141             153           (294)
DFA International Real Estate Securities Portfolio..     (28,670)         (3,353)        32,023
DFA Global Real Estate Securities Portfolio.........       2,758          (2,921)           163
DFA International Small Cap Value Portfolio.........     129,331           7,568       (136,899)
International Vector Equity Portfolio...............       2,390          (1,836)          (554)
International High Relative Profitability Portfolio.          --              19            (19)
World ex U.S. Value Portfolio.......................          --              92            (92)
World ex U.S. Targeted Value Portfolio..............         532             425           (957)
World ex U.S. Core Equity Portfolio.................       1,985          (1,439)          (546)
World Core Equity Portfolio.........................          93              38           (131)
Selectively Hedged Global Equity Portfolio..........         439          (1,708)         1,269
Emerging Markets Portfolio..........................       5,817          (5,374)          (443)
Emerging Markets Small Cap Portfolio................      20,127          (4,851)       (15,276)
Emerging Markets Value Portfolio....................      39,329          (2,115)       (37,214)
Emerging Markets Core Equity Portfolio..............      (7,524)        (20,063)        27,587

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                       Net Investment
                         Income and
                         Short-Term     Long-Term
                       Capital Gains  Capital Gains   Total
                       -------------- ------------- ----------
                 Enhanced U.S. Large Company Portfolio
                 2016.    $  4,946      $  9,801    $   14,747
                 2017.       5,224         4,088         9,312
                 U.S. Large Cap Equity Portfolio
                 2016.      14,431            --        14,431
                 2017.      18,564            --        18,564
                 U.S. Large Cap Value Portfolio
                 2016.     357,227       643,970     1,001,197
                 2017.     403,296       446,577       849,873
                 U.S. Targeted Value Portfolio
                 2016.     104,605       286,529       391,134
                 2017.     121,188       282,318       403,506
                 U.S. Small Cap Value Portfolio
                 2016.     122,984       487,358       610,342
                 2017.     113,837       533,287       647,124
                 U.S. Core Equity 1 Portfolio
                 2016.     253,050       160,152       413,202
                 2017.     310,434        71,615       382,049

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- --------
U.S. Core Equity 2 Portfolio
2016...............................................    $281,321      $296,061    $577,382
2017...............................................     322,547       122,469     445,016
U.S. Vector Equity Portfolio
2016...............................................      59,624       119,588     179,212
2017...............................................      55,976       101,959     157,935
U.S. Small Cap Portfolio
2016...............................................     135,940       503,185     639,125
2017...............................................     168,390       343,192     511,582
U.S. Micro Cap Portfolio
2016...............................................      43,406       267,830     311,236
2017...............................................      43,959       255,837     299,796
U.S. High Relative Profitability Portfolio
2017...............................................         541            --         541
DFA Real Estate Securities Portfolio
2016...............................................     199,996            --     199,996
2017...............................................     193,286        90,576     283,862
Large Cap International Portfolio
2016...............................................      92,122            --      92,122
2017...............................................     111,606            --     111,606
International Core Equity Portfolio
2016...............................................     387,589            --     387,589
2017...............................................     533,126            --     533,126
International Small Company Portfolio
2016...............................................     283,791       207,859     491,650
2017...............................................     224,540       251,076     475,616
Global Small Company Portfolio
2017...............................................          --            --          --
Japanese Small Company Portfolio
2016...............................................       6,534            --       6,534
2017...............................................       9,568            --       9,568
Asia Pacific Small Company Portfolio
2016...............................................       7,760            --       7,760
2017...............................................       8,894            --       8,894
United Kingdom Small Company Portfolio
2016...............................................       1,389         1,632       3,021
2017...............................................       1,322         1,684       3,006
Continental Small Company Portfolio
2016...............................................       6,377            --       6,377
2017...............................................       7,715            --       7,715
DFA International Real Estate Securities Portfolio
2016...............................................      60,576            --      60,576
2017...............................................     326,892            --     326,892
DFA Global Real Estate Securities Portfolio
2016...............................................      97,767            --      97,767
2017...............................................     224,755        18,247     243,002
DFA International Small Cap Value Portfolio
2016...............................................     381,199       182,540     563,739
2017...............................................     199,261       410,189     609,450

                                                     Net Investment
                                                       Income and
                                                       Short-Term     Long-Term
                                                     Capital Gains  Capital Gains  Total
                                                     -------------- ------------- --------
International Vector Equity Portfolio
2016................................................    $ 43,651      $  5,716    $ 49,367
2017................................................      50,390         4,041      54,431
International High Relative Profitability Portfolio
2017................................................         299            --         299
World ex U.S. Value Portfolio
2016................................................       5,358            --       5,358
2017................................................       4,532            --       4,532
World ex U.S. Targeted Value Portfolio
2016................................................       4,374            --       4,374
2017................................................       7,684            --       7,684
World ex U.S. Core Equity Portfolio
2016................................................      36,005            --      36,005
2017................................................      52,690            --      52,690
World Core Equity Portfolio
2016................................................       5,800           132       5,932
2017................................................       9,033         1,231      10,264
Selectively Hedged Global Equity Portfolio
2016................................................       6,448           620       7,068
2017................................................       6,737         2,369       9,106
Emerging Markets Portfolio
2016................................................      89,527            --      89,527
2017................................................     107,522            --     107,522
Emerging Markets Small Cap Portfolio
2016................................................     124,387        36,697     161,084
2017................................................     157,661       117,099     274,760
Emerging Markets Value Portfolio
2016................................................     439,072            --     439,072
2017................................................     340,613            --     340,613
Emerging Markets Core Equity Portfolio
2016................................................     349,434            --     349,434
2017................................................     449,166            --     449,166

   The U.S. and International High Relative Profitability Portfolios commenced operations on May 16, 2017, and did not pay any distributions for the year ended October 31, 2016.

   Global Small Company Portfolio commenced operations on January 18, 2017, and did not pay any distributions for the year ended October 31, 2016.

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                          Income and
                                          Short-Term     Long-Term
                                        Capital Gains  Capital Gains   Total
                                        -------------- ------------- --------
 Enhanced U.S. Large Company Portfolio.    $ (2,039)     $ (2,569)   $ (4,608)
 U.S. Large Cap Equity Portfolio.......        (198)           --        (198)
 U.S. Large Cap Value Portfolio........     (21,790)      (52,309)    (74,099)
 U.S. Targeted Value Portfolio.........      (9,256)      (30,921)    (40,177)
 U.S. Small Cap Value Portfolio........     (10,924)      (46,760)    (57,684)

                                                     Net Investment
                                                       Income and
                                                       Short-Term     Long-Term
                                                     Capital Gains  Capital Gains   Total
                                                     -------------- ------------- --------
U.S. Core Equity 1 Portfolio........................    $ (6,739)     $ (2,674)   $ (9,413)
U.S. Core Equity 2 Portfolio........................      (8,025)       (5,460)    (13,485)
U.S. Vector Equity Portfolio........................      (3,379)       (9,846)    (13,225)
U.S. Small Cap Portfolio............................     (11,508)      (36,106)    (47,614)
U.S. Micro Cap Portfolio............................      (3,275)      (13,543)    (16,818)
U.S. High Relative Profitability Portfolio..........          --            --          --
DFA Real Estate Securities Portfolio................      (2,708)         (230)     (2,938)
Large Cap International Portfolio...................        (829)           --        (829)
International Core Equity Portfolio.................     (15,027)           --     (15,027)
International Small Company Portfolio...............     (21,090)      (21,876)    (42,966)
Global Small Company Portfolio......................          --            --          --
Japanese Small Company Portfolio....................          --            --          --
Asia Pacific Small Company Portfolio................          --            --          --
United Kingdom Small Company Portfolio..............         (74)          (80)       (154)
Continental Small Company Portfolio.................         (50)          (91)       (141)
DFA International Real Estate Securities Portfolio..      (5,907)           --      (5,907)
DFA Global Real Estate Securities Portfolio.........      (2,321)         (437)     (2,758)
DFA International Small Cap Value Portfolio.........     (23,859)      (26,770)    (50,629)
International Vector Equity Portfolio...............      (2,058)         (332)     (2,390)
International High Relative Profitability Portfolio.          --            --          --
World ex U.S. Value Portfolio.......................          --            --          --
World ex U.S. Targeted Value Portfolio..............        (262)         (269)       (531)
World ex U.S. Core Equity Portfolio.................      (1,985)           --      (1,985)
World Core Equity Portfolio.........................         (47)          (46)        (93)
Selectively Hedged Global Equity Portfolio..........        (306)         (133)       (439)
Emerging Markets Portfolio..........................      (5,817)           --      (5,817)
Emerging Markets Small Cap Portfolio................     (10,394)       (7,275)    (17,669)
Emerging Markets Value Portfolio....................     (27,950)           --     (27,950)
Emerging Markets Core Equity Portfolio..............     (18,920)           --     (18,920)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                               Total Net
                                  Net Investment                                            Distributable
                                    Income and   Undistributed                 Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                  -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company
  Portfolio......................    $21,136      $   29,522           --      $   (1,054)   $   49,604
U.S. Large Cap Equity Portfolio..      1,216              --     $(10,499)        253,829       244,546
U.S. Large Cap Value Portfolio...     67,582       1,084,234           --       7,253,139     8,404,955
U.S. Targeted Value Portfolio....     27,251         435,620           --       2,203,558     2,666,429
U.S. Small Cap Value Portfolio...     55,297         653,830           --       4,322,729     5,031,856
U.S. Core Equity 1 Portfolio.....     17,497         116,819           --       6,974,127     7,108,443
U.S. Core Equity 2 Portfolio.....     20,148         214,751           --       7,931,547     8,166,446
U.S. Vector Equity Portfolio.....        921         164,689           --       1,601,795     1,767,405
U.S. Small Cap Portfolio.........     44,037         608,200           --       4,408,031     5,060,268
U.S. Micro Cap Portfolio.........     23,257         260,406           --       2,396,065     2,679,728
U.S. High Relative Profitability
  Portfolio......................        131              --         (353)          9,519         9,297

                                           Undistributed                                               Total Net
                                           Net Investment                                            Distributable
                                             Income and   Undistributed                 Unrealized     Earnings
                                             Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                           Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                           -------------- ------------- ------------- -------------- -------------
DFA Real Estate Securities Portfolio......    $ 53,259      $ 20,141              --    $2,204,331    $2,277,731
Large Cap International Portfolio.........      22,633            --     $   (26,861)      814,190       809,962
International Core Equity Portfolio.......     170,408            --        (304,819)    4,690,734     4,556,323
International Small Company
  Portfolio...............................     219,245       375,722              --     2,697,226     3,292,193
Global Small Company Portfolio............         202            81              --         1,247         1,530
Japanese Small Company Portfolio..........      15,452            --          (3,708)      153,281       165,025
Asia Pacific Small Company Portfolio......      11,507            --          (4,719)        3,771        10,559
United Kingdom Small Company
  Portfolio...............................         552         1,572              --         9,300        11,424
Continental Small Company Portfolio.......       1,366         4,962              --       130,686       137,014
DFA International Real Estate Securities
  Portfolio...............................     199,831            --        (169,753)     (341,763)     (311,685)
DFA Global Real Estate Securities
  Portfolio...............................      60,421        43,337              --       686,809       790,567
DFA International Small Cap Value
  Portfolio...............................     323,970       477,826              --     3,410,837     4,212,633
International Vector Equity Portfolio.....      23,629        10,130              --       531,440       565,199
International High Relative Profitability
  Portfolio...............................         146            --            (236)        3,719         3,629
World ex U.S. Value Portfolio.............       2,801            --            (226)       38,977        41,552
World ex U.S. Targeted Value
  Portfolio...............................       1,430         8,307              --        78,970        88,707
World ex U.S. Core Equity Portfolio.......      17,340            --          (5,291)      422,270       434,319
World Core Equity Portfolio...............          --         1,076              --        88,330        89,406
Selectively Hedged Global Equity
  Portfolio...............................       5,442         3,086              --        75,594        84,122
Emerging Markets Portfolio................      30,263            --        (222,047)    2,145,848     1,954,064
Emerging Markets Small Cap
  Portfolio...............................     114,626       145,192              --     1,028,031     1,287,849
Emerging Markets Value Portfolio..........     215,411            --      (1,338,720)    2,456,083     1,332,774
Emerging Markets Core Equity
  Portfolio...............................     124,552            --        (832,542)    5,300,099     4,592,109

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                           2018 2019 2020 Unlimited  Total
                                           ---- ---- ---- --------- -------
    Enhanced U.S. Large Company Portfolio.  --   --   --        --       --
    U.S. Large Cap Equity Portfolio.......  --   --   --   $10,499  $10,499
    U.S. Large Cap Value Portfolio........  --   --   --        --       --
    U.S. Targeted Value Portfolio.........  --   --   --        --       --
    U.S. Small Cap Value Portfolio........  --   --   --        --       --

                                                      2018    2019    2020  Unlimited    Total
                                                     ------- ------- ------ ---------- ----------
U.S. Core Equity 1 Portfolio........................      --      --     --         --         --
U.S. Core Equity 2 Portfolio........................      --      --     --         --         --
U.S. Vector Equity Portfolio........................      --      --     --         --         --
U.S. Small Cap Portfolio............................      --      --     --         --         --
U.S. Micro Cap Portfolio............................      --      --     --         --         --
U.S. High Relative Profitability Portfolio..........      --      --     -- $      353 $      353
DFA Real Estate Securities Portfolio................      --      --     --         --         --
Large Cap International Portfolio................... $14,311 $12,549     --         --     26,860
International Core Equity Portfolio.................      --      --     --    304,819    304,819
International Small Company Portfolio...............      --      --     --         --         --
Global Small Company Portfolio......................      --      --     --         --         --
Japanese Small Company Portfolio....................      --   3,708     --         --      3,708
Asia Pacific Small Company Portfolio................      --      --     --      4,719      4,719
United Kingdom Small Company Portfolio..............      --      --     --         --         --
Continental Small Company Portfolio.................      --      --     --         --         --
DFA International Real Estate Securities Portfolio..  38,689  69,466     --     61,598    169,753
DFA Global Real Estate Securities Portfolio.........      --      --     --         --         --
DFA International Small Cap Value Portfolio.........      --      --     --         --         --
International Vector Equity Portfolio...............      --      --     --         --         --
International High Relative Profitability Portfolio.      --      --     --        236        236
World ex U.S. Value Portfolio.......................      --     226     --         --        226
World ex U.S. Targeted Value Portfolio..............      --      --     --         --         --
World ex U.S. Core Equity Portfolio.................      --      --     --      5,291      5,291
World Core Equity Portfolio.........................      --      --     --         --         --
Selectively Hedged Global Equity Portfolio..........      --      --     --         --         --
Emerging Markets Portfolio..........................      --      --     --    222,047    222,047
Emerging Markets Small Cap Portfolio................      --      --     --         --         --
Emerging Markets Value Portfolio....................      --      --     --  1,338,720  1,338,720
Emerging Markets Core Equity Portfolio..............      --      --     --    832,542    832,542

   During the year ended October 31, 2017, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                U.S. Large Cap Equity Portfolio........ $    565
                Large Cap International Portfolio......  159,888
                International Core Equity Portfolio....    4,549
                Japanese Small Company Portfolio.......   27,939
                Asia Pacific Small Company Portfolio...    8,833
                Continental Small Company Portfolio....   10,132
                World ex U.S. Value Portfolio..........    2,457
                World ex U.S. Targeted Value Portfolio.    8,263
                World ex U.S. Core Equity Portfolio....    6,772

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                  Net
                                                                               Unrealized
                                       Federal Tax  Unrealized   Unrealized   Appreciation
                                          Cost     Appreciation Depreciation (Depreciation)
                                       ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio. $   367,092  $      949    $(27,333)    $  (26,384)
U.S. Large Cap Equity Portfolio.......   1,125,457     323,348     (32,413)       290,935
U.S. Large Cap Value Portfolio........  17,498,370   7,341,264          --      7,341,264

                                                                                                Net
                                                                                             Unrealized
                                                     Federal Tax  Unrealized   Unrealized   Appreciation
                                                        Cost     Appreciation Depreciation (Depreciation)
                                                     ----------- ------------ ------------ --------------
U.S. Targeted Value Portfolio....................... $10,383,018  $2,707,644  $  (651,854)   $2,055,790
U.S. Small Cap Value Portfolio......................  13,479,674   4,592,520     (842,645)    3,749,875
U.S. Core Equity 1 Portfolio........................  16,307,868   8,133,526     (580,044)    7,553,482
U.S. Core Equity 2 Portfolio........................  17,549,547   9,117,379     (743,757)    8,373,622
U.S. Vector Equity Portfolio........................   3,693,630   1,814,525     (245,807)    1,568,718
U.S. Small Cap Portfolio............................  16,427,975   5,118,403     (951,509)    4,166,894
U.S. Micro Cap Portfolio............................   5,145,723   2,597,350     (332,227)    2,265,123
U.S. High Relative Profitability Portfolio..........     376,354      25,620      (12,268)       13,352
DFA Real Estate Securities Portfolio................   7,175,747   2,046,341     (353,072)    1,693,269
Large Cap International Portfolio...................   4,463,649   1,127,723     (232,192)      895,531
International Core Equity Portfolio.................  26,073,259   6,643,852   (1,456,856)    5,186,996
International Small Company Portfolio...............  11,438,947   2,866,677     (107,978)    2,758,699
Global Small Company Portfolio......................      24,573       1,025          (30)          995
Japanese Small Company Portfolio....................     545,523     169,509           --       169,509
Asia Pacific Small Company Portfolio................     364,288       8,498           --         8,498
United Kingdom Small Company Portfolio..............      33,558       9,351           --         9,351
Continental Small Company Portfolio.................     629,768     127,445           --       127,445
DFA International Real Estate Securities Portfolio..   6,048,620     178,087     (182,073)       (3,986)
DFA Global Real Estate Securities Portfolio.........   6,832,075     739,512     (239,003)      500,509
DFA International Small Cap Value Portfolio.........  14,144,562   3,978,227   (1,056,217)    2,922,010
International Vector Equity Portfolio...............   2,354,061     713,333     (165,688)      547,645
International High Relative Profitability Portfolio.     185,757       9,511       (5,412)        4,099
World ex U.S. Value Portfolio.......................     205,984      42,926           --        42,926
World ex U.S. Targeted Value Portfolio..............     458,717      98,633      (27,083)       71,550
World ex U.S. Core Equity Portfolio.................   2,971,503     638,795     (146,754)      492,041
World Core Equity Portfolio.........................     593,015     104,132           --       104,132
Selectively Hedged Global Equity Portfolio..........     307,514      84,066         (829)       83,237
Emerging Markets Portfolio..........................   4,016,362   2,273,974           --     2,273,974
Emerging Markets Small Cap Portfolio................   6,656,739   1,168,472           --     1,168,472
Emerging Markets Value Portfolio....................  16,570,910   3,355,243           --     3,355,243
Emerging Markets Core Equity Portfolio..............  24,544,520   8,507,086   (2,212,516)    6,294,570

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                         Six Months Ended          Year Ended
                                                          April 30, 2018         Oct. 31, 2017
                                                       --------------------  ---------------------
                                                            (Unaudited)
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  --------
U.S. Targeted Value Portfolio
Class R1 Shares
 Shares Issued........................................ $    15,872      630  $    24,436     1,012
 Shares Issued in Lieu of Cash Distributions..........       2,654      108        1,891        78
 Shares Redeemed......................................     (17,662)    (706)     (13,915)     (583)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares............ $       864       32  $    12,412       507
                                                       ===========  =======  ===========  ========
Class R2 Shares
 Shares Issued........................................ $    25,555    1,035  $    59,748     2,511
 Shares Issued in Lieu of Cash Distributions..........       7,248      298        7,083       293
 Shares Redeemed......................................     (23,516)    (939)     (83,900)   (3,530)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $     9,287      394  $   (17,069)     (726)
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,121,768   44,999  $ 2,997,263   124,486
 Shares Issued in Lieu of Cash Distributions..........     482,511   19,714      364,240    15,012
 Shares Redeemed......................................  (1,233,492) (49,244)  (2,200,921)  (91,872)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   370,787   15,469  $ 1,160,582    47,626
                                                       ===========  =======  ===========  ========

                                                         Six Months Ended          Year Ended
                                                          April 30, 2018         Oct. 31, 2017
                                                       --------------------  ---------------------
                                                            (Unaudited)
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  --------
Emerging Markets Value Portfolio
Class R2 Shares
 Shares Issued........................................ $     3,911      123  $    21,637       832
 Shares Issued in Lieu of Cash Distributions..........         375       13          847        33
 Shares Redeemed......................................      (7,851)    (248)    (100,936)   (3,793)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    (3,565)    (112) $   (78,452)   (2,928)
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,369,170   42,754  $ 2,437,845    90,088
 Shares Issued in Lieu of Cash Distributions..........     216,370    7,191      321,969    11,684
 Shares Redeemed......................................  (2,248,514) (70,934)  (3,240,359) (118,738)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $  (662,974) (20,989) $  (480,545)  (16,966)
                                                       ===========  =======  ===========  ========

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master/Underlying Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Forward Currency Contracts: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amounts in thousands):

                                                    Forward
                                                   Currency
                                                   Contracts Futures
                                                   --------- -------
            Enhanced U.S. Large Company Portfolio.  45,046   340,329
            U.S. Targeted Value Portfolio.........      --    86,759
            U.S. Small Cap Value Portfolio........      --   125,293
            U.S. Core Equity 1 Portfolio..........      --   171,523
            U.S. Core Equity 2 Portfolio..........      --   184,351
            U.S. Vector Equity Portfolio..........      --    33,947

                                                          Forward
                                                         Currency
                                                         Contracts Futures
                                                         --------- --------
    U.S. Small Cap Portfolio............................       --  $133,708
    U.S. Micro Cap Portfolio............................       --    55,769
    DFA Real Estate Securities Portfolio................       --    77,649
    Large Cap International Portfolio...................       --    42,839
    International Core Equity Portfolio.................       --   187,088
    International Small Company Portfolio...............       --   118,827
    DFA International Real Estate Securities Portfolio..       --    29,568
    DFA International Small Cap Value Portfolio.........       --   146,367
    International Vector Equity Portfolio...............       --     1,144
    International High Relative Profitability Portfolio.       --        77
    Selectively Hedged Global Equity Portfolio.......... $206,262    24,256
    Emerging Markets Core Equity Portfolio..............       --   237,432

   Securities have been segregated as collateral for open futures contracts.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2018:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Forward currency          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                                          Asset Derivatives Value
                                                    ----------------------------------
                                                     Total Value    Forward
                                                          at       Currency    Equity
                                                    April 30, 2018 Contracts Contracts*
                                                    -------------- --------- ----------
Enhanced U.S. Large Company Portfolio..............    $   899      $  899         --
Large Cap International Portfolio..................          7          --    $     7
DFA International Real Estate Securities Portfolio.        665          --        665
Selectively Hedged Global Equity Portfolio.........      2,795       2,795         --

                                                        Liability Derivatives Value
                                                    ----------------------------------
                                                     Total Value    Forward
                                                          at       Currency    Equity
                                                    April 30, 2018 Contracts Contracts*
                                                    -------------- --------- ----------
Enhanced U.S. Large Company Portfolio..............    $(7,394)     $   (3)   $(7,391)
U.S. Targeted Value Portfolio......................     (2,840)         --     (2,840)
U.S. Small Cap Value Portfolio.....................     (4,022)         --     (4,022)
U.S. Core Equity 1 Portfolio.......................     (5,840)         --     (5,840)
U.S. Core Equity 2 Portfolio.......................     (6,450)         --     (6,450)
U.S. Vector Equity Portfolio.......................     (1,061)         --     (1,061)
U.S. Small Cap Portfolio...........................     (3,859)         --     (3,859)
U.S. Micro Cap Portfolio...........................       (878)         --       (878)
DFA Real Estate Securities Portfolio...............     (2,410)         --     (2,410)
Large Cap International Portfolio..................     (1,041)         --     (1,041)
International Core Equity Portfolio................     (5,643)         --     (5,643)

                                                Liability Derivatives Value
                                            ----------------------------------
                                             Total Value    Forward
                                                  at       Currency    Equity
                                            April 30, 2018 Contracts Contracts*
                                            -------------- --------- ----------
International Small Company Portfolio......    $(2,671)        --     $(2,671)
DFA International Small Cap Portfolio......     (4,550)        --      (4,550)
International Vector Equity Portfolio......        (68)        --         (68)
Selectively Hedged Global Equity Portfolio.       (830)      $(35)       (795)
Emerging Markets Core Equity Portfolio.....     (9,560)        --      (9,560)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended April 30, 2018:

Derivative Type             Location of Gain (Loss) on Derivatives
---------------             --------------------------------------
Forward currency contracts  Net Realized Gain (Loss) on: Forward Currency Contracts
                            Change in Unrealized Appreciation (Depreciation) of:
                              Forward Currency Contracts

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of: Futures

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                                        Realized Gain (Loss) on
                                                              Derivatives
                                                     ---------------------------
                                                               Forward
                                                              Currency   Equity
                                                      Total   Contracts Contracts
                                                     -------  --------- ---------
Enhanced U.S. Large Company Portfolio............... $32,513    $310     $32,203
U.S. Large Cap Equity Portfolio.....................      21      --          21*
U.S. Targeted Value Portfolio.......................   8,335      --       8,335
U.S. Small Cap Value Portfolio......................  14,383      --      14,383
U.S. Core Equity 1 Portfolio........................  17,432      --      17,432
U.S. Core Equity 2 Portfolio........................  18,482      --      18,482
U.S. Vector Equity Portfolio........................   1,242      --       1,242
U.S. Small Cap Portfolio............................  14,625      --      14,625
U.S. Micro Cap Portfolio............................   4,412      --       4,412
U.S. High Relative Profitability Portfolio..........     (37)     --         (37)*
DFA Real Estate Securities Portfolio................   6,473      --       6,473
Large Cap International Portfolio...................   3,576      --       3,576
International Core Equity Portfolio.................  33,099      --      33,099
International Small Company Portfolio...............  11,806      --      11,806
Global Small Company Portfolio......................       2      --           2*
DFA International Real Estate Securities Portfolio..   2,020      --       2,020
DFA International Small Cap Value Portfolio.........  15,893      --      15,893
International Vector Equity Portfolio...............     (17)     --         (17)
International High Relative Profitability Portfolio.      24      --          24*
World ex U.S. Targeted Value Portfolio..............      22      --          22*
World ex U.S. Core Equity Portfolio.................     657      --         657*
World Core Equity Portfolio.........................     145      --         145*

                                                       Realized Gain (Loss) on
                                                             Derivatives
                                                    ----------------------------
                                                                Forward
                                                               Currency   Equity
                                                      Total    Contracts Contracts
                                                    --------   --------- ---------
Selectively Hedged Global Equity Portfolio......... $   (817)   $(3,348) $  2,531
Emerging Markets Core Equity Portfolio.............   18,221         --    18,221

                                                        Change in Unrealized
                                                    Appreciation (Depreciation) on
                                                             Derivatives
                                                    ----------------------------
                                                                Forward
                                                               Currency   Equity
                                                      Total    Contracts Contracts
                                                    --------   --------- ---------
Enhanced U.S. Large Company Portfolio.............. $(21,933)        --  $(21,933)
U.S. Targeted Value Portfolio......................   (3,740)        --    (3,740)
U.S. Small Cap Value Portfolio.....................   (9,360)        --    (9,360)
U.S. Core Equity 1 Portfolio.......................  (12,650)        --   (12,650)
U.S. Core Equity 2 Portfolio.......................  (14,032)        --   (14,032)
U.S. Vector Equity Portfolio.......................   (1,061)        --    (1,061)
U.S. Small Cap Portfolio...........................   (9,693)        --    (9,693)
U.S. Micro Cap Portfolio...........................   (1,811)        --    (1,811)
DFA Real Estate Securities Portfolio...............   (4,754)        --    (4,754)
Large Cap International Portfolio..................   (2,046)        --    (2,046)
International Core Equity Portfolio................  (14,558)        --   (14,558)
International Small Company Portfolio..............   (5,581)        --    (5,581)
DFA International Real Estate Securities Portfolio.      215         --       215
DFA International Small Cap Value Portfolio........  (10,499)        --   (10,499)
International Vector Equity Portfolio..............      (68)        --       (68)
Selectively Hedged Global Equity Portfolio.........     (465)   $ 1,336    (1,801)
Emerging Markets Core Equity Portfolio.............  (15,447)        --   (15,447)

* As of April 30, 2018, there were no futures contracts outstanding. During the six months ended April 30, 2018, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2018 (Amounts in thousands):

                                   Net                                                   Net
                                 Amounts                                               Amounts
                                   of        Gross Amounts Not                           of        Gross Amounts Not
                                 Assets        Offset in the                         Liabilities     Offset in the
                                Presented   Statements of Assets                      Presented   Statements of Assets
                      Gross      in the       and Liabilities               Gross      in the       and Liabilities
                    Amounts of Statements  ----------------------        Amounts of  Statements  ----------------------
                    Recognized  of Assets   Financial     Cash     Net   Recognized   of Assets   Financial     Cash     Net
                      Assets       and     Instruments Collateral Amount Liabilities     and     Instruments Collateral Amount
Description            (a)     Liabilities     (b)      Received   (c)       (a)     Liabilities     (d)      Pledged    (e)
-----------         ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                           Assets                                             Liabilities
                    ---------------------------------------------------- -----------------------------------------------------
Enhanced U.S.
 Large Company
 Portfolio
Citibank, N.A......   $  72       $  72       $ (3)        --     $  69      $ 3         $ 3        $ (3)        --       --
Royal Bank of
 Scotland..........     764         764         --         --       764       --          --          --         --       --
State Street Bank
 and Trust.........      63          63         --         --        63       --          --          --         --       --
                      -----       -----       ----         --     -----      ---         ---        ----         --       --
                      $ 899       $ 899       $ (3)        --     $ 896      $ 3         $ 3        $ (3)        --       --
                      =====       =====       ====         ==     =====      ===         ===        ====         ==       ==
Selectively Hedged
 Global Equity
 Portfolio
Bank of America
 Corp..............   $ 339       $ 339         --         --     $ 339       --          --          --         --       --
Citibank, N.A......     557         557       $ (2)        --       555      $ 2         $ 2        $ (2)        --       --
JP Morgan..........     168         168         --         --       168       --          --          --         --       --
State Street Bank
 and Trust.........     874         874        (33)        --       841       33          33         (33)        --       --
UBS AG.............     857         857         --         --       857       --          --          --         --       --
                      -----       -----       ----         --     -----      ---         ---        ----         --       --
                      $2795       $2795       $(35)        --     $2760      $35         $35        $(35)        --       --
                      =====       =====       ====         ==     =====      ===         ===        ====         ==       ==

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note K contains information regarding securities lending amounts that are subject to netting arrangements.

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                              Weighted      Weighted    Number of   Interest Maximum Amount
                                               Average      Average        Days     Expense  Borrowed During
                                            Interest Rate Loan Balance Outstanding* Incurred   the Period
                                            ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio............     2.01%       $ 3,828          9        $ 2       $ 13,401
U.S. Vector Equity Portfolio...............     1.91%         4,459          3          1          4,459
U.S. High Relative Profitability Portfolio.     2.16%         2,653          4          1          2,990
Global Small Company Portfolio.............     1.91%            69          2         --             69
DFA International Real Estate Securities
  Portfolio................................     2.16%        78,412          7         33        150,457
DFA Global Real Estate Securities
  Portfolio................................     2.17%         2,111          2         --          3,392
International Vector Equity Portfolio......     2.14%         1,073          3         --          2,030
International High Relative Profitability
  Portfolio................................     2.16%           339          4         --            491
World ex U.S. Value Portfolio..............     2.27%           112         11         --            307
World ex U.S. Targeted Value Portfolio.....     2.05%           171          4         --            221
World ex U.S. Core Equity Portfolio........     2.04%         9,216          2          1         16,115
World Core Equity Portfolio................     2.24%         4,981         15          5         15,818

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that each Portfolio's available line of credit was utilized.

   At April 30, 2018, the World ex U.S. Value Portfolio had loans outstanding in the amount of $18 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2018.

J. Affiliated Trades:

   Cross trades for the six months ended April 30, 2018, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

For the six months ended April 30, 2018, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio                                             Purchases  Sales   Realized Gain (Loss)
---------                                             --------- -------- --------------------
U.S. Large Cap Equity Portfolio...................... $ 26,705  $ 15,033       $ (1,449)
U.S. Targeted Value Portfolio........................   69,628   154,720         38,206
U.S. Small Cap Value Portfolio.......................   71,694   202,733         72,487
U.S. Core Equity 1 Portfolio.........................  106,730    78,168          2,800
U.S. Core Equity 2 Portfolio.........................   86,924   179,637          3,616
U.S. Vector Equity Portfolio.........................   16,917    51,470         23,166
U.S. Small Cap Portfolio.............................  221,262    55,824         20,015
U.S. Micro Cap Portfolio.............................   41,344    76,851         34,628
U.S. High Relative Profitability Portfolio...........    5,666     1,848           (250)
DFA Real Estate Securities Portfolio.................       --       558            (33)
Large Cap International Portfolio....................   42,845    22,701          2,473
International Core Equity Portfolio..................  192,425    58,297        (11,656)
DFA Global Real Estate Securities Portfolio..........      305        --             --
DFA International Small Cap Value Portfolio..........   32,984   330,070        100,064
International Vector Equity Portfolio................   17,243    14,008          3,591
International High Relative Profitability Portfolio..    4,946       526            (79)
World ex U.S. Targeted Value Portfolio...............    4,194     4,889          1,489
World ex U.S. Core Equity Portfolio..................   16,243     4,426            536
Emerging Markets Core Equity Portfolio...............    4,300     9,522          1,428

K. Securities Lending:

   As of April 30, 2018, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                               Market
                                                               Value
                                                             ----------
        U.S. Large Cap Equity Portfolio..................... $   $8,522
        U.S. Targeted Value Portfolio.......................    799,056
        U.S. Small Cap Value Portfolio......................  1,044,236
        U.S. Core Equity 1 Portfolio........................  1,143,269
        U.S. Core Equity 2 Portfolio........................  1,189,232
        U.S. Vector Equity Portfolio........................    320,972
        U.S. Small Cap Portfolio............................  1,589,031
        U.S. Micro Cap Portfolio............................    379,433
        U.S. High Relative Profitability Portfolio..........      2,263
        DFA Real Estate Securities Portfolio................    226,221
        Large Cap International Portfolio...................     54,270
        International Core Equity Portfolio.................    304,208
        DFA International Real Estate Securities Portfolio..     31,175
        DFA International Small Cap Value Portfolio.........    258,270
        International Vector Equity Portfolio...............     39,814
        International High Relative Profitability Portfolio.        352
        World ex U.S. Targeted Value Portfolio..............      5,729
        World ex U.S. Core Equity Portfolio.................     57,740
        Emerging Markets Core Equity Portfolio..............  1,090,378

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and
(iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                       Remaining Contractual Maturity of the Agreements
                                                     As of April 30, 2018
                                 ------------------------------------------------------------
                                 Overnight and             Between
                                  Continuous    <30 days 30 & 90 days >90 days     Total
                                 -------------- -------- ------------ -------- --------------
Securities Lending
  Transactions
Enhanced U.S. Large Company
  Portfolio
 Bonds.......................... $   13,667,527    --         --         --    $   13,667,527
U.S. Large Cap Equity Portfolio
 Common Stocks..................     39,284,894    --         --         --        39,284,894
U.S. Targeted Value Portfolio
 Common Stocks, Preferred
   Stocks.......................  1,533,186,477    --         --         --     1,533,186,477
U.S. Small Cap Value Portfolio
 Common Stocks..................  2,037,438,029    --         --         --     2,037,438,029
U.S. Core Equity 1 Portfolio
 Common Stocks, Rights/
   Warrants.....................  1,583,499,719    --         --         --     1,583,499,719
U.S. Core Equity 2 Portfolio
 Common Stocks, Rights/
   Warrants.....................  1,845,923,909    --         --         --     1,845,923,909
U.S. Vector Equity Portfolio
 Common Stocks, Rights/
   Warrants.....................    508,794,277    --         --         --       508,794,277

                                        Remaining Contractual Maturity of the Agreements
                                                      As of April 30, 2018
                                  ------------------------------------------------------------
                                  Overnight and             Between
                                   Continuous    <30 days 30 & 90 days >90 days     Total
                                  -------------- -------- ------------ -------- --------------
U.S. Small Cap Portfolio
 Common Stocks................... $3,123,516,458    --         --         --    $3,123,516,458
U.S. Micro Cap Portfolio
 Common Stocks, Preferred
   Stocks........................    952,861,850    --         --         --       952,861,850
U.S. High Relative Profitability
  Portfolio
 Common Stocks...................     11,042,353    --         --         --        11,042,353
DFA Real Estate Securities
  Portfolio
 Common Stocks...................    590,271,592    --         --         --       590,271,592
Large Cap International
  Portfolio
 Common Stocks...................    456,108,075    --         --         --       456,108,075
International Core Equity
  Portfolio
 Common Stocks, Preferred
   Stocks........................  2,698,602,797    --         --         --     2,698,602,797
DFA International Real Estate
  Securities Portfolio
 Common Stocks...................    354,483,247    --         --         --       354,483,247
DFA Global Real Estate
  Securities Portfolio
 Common Stocks...................    195,539,503    --         --         --       195,539,503
DFA International Small Cap
  Value Portfolio
 Common Stocks...................  1,193,530,223    --         --         --     1,193,530,223
International Vector Equity
  Portfolio
 Common Stocks...................    237,086,694    --         --         --       237,086,694
International High Relative
  Profitability Portfolio
 Common Stocks...................      9,370,296    --         --         --         9,370,296
World ex U.S. Targeted Value
  Portfolio
 Common Stocks...................      8,117,997    --         --         --         8,117,997
World ex U.S. Core Equity
  Portfolio
 Common Stocks...................    234,935,550    --         --         --       234,935,550
Emerging Markets Core Equity
  Portfolio
 Common Stocks...................  1,481,498,432    --         --         --     1,481,498,432

L. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. In-Kind Redemptions:

   During the six months ended April 30, 2018, the following Portfolio realized net gains (losses) on in-kind redemptions as follows:

                     U.S. Targeted Value Portfolio. $16,160

O. Recently Issued Accounting Standards:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

P. Other:

   At April 30, 2018, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                   Approximate
                                                                                    Percentage
                                                                      Number of   of Outstanding
                                                                     Shareholders     Shares
                                                                     ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional
  Class Shares......................................................      3             62%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.......      4             93%
U.S. Large Cap Value Portfolio -- Institutional Class Shares........      3             70%
U.S. Targeted Value Portfolio -- Class R1 Shares....................      6             91%
U.S. Targeted Value Portfolio -- Class R2 Shares....................      8             86%
U.S. Targeted Value Portfolio -- Institutional Class Shares.........      3             58%
U.S. Small Cap Value Portfolio -- Institutional Class Shares........      4             68%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares..........      6             84%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares..........      5             81%
U.S. Vector Equity Portfolio -- Institutional Class Shares..........      5             91%
U.S. Small Cap Portfolio -- Institutional Class Shares..............      3             53%
U.S. Micro Cap Portfolio -- Institutional Class Shares..............      4             76%
U.S. High Relative Profitability Portfolio -- Institutional
  Class Shares......................................................      3             95%
DFA Real Estate Securities Portfolio -- Institutional Class Shares..      4             76%
Large Cap International Portfolio -- Institutional Class Shares.....      3             63%
International Core Equity Portfolio -- Institutional Class Shares...      4             71%
International Small Company Portfolio -- Institutional Class Shares.      3             60%
Global Small Company Portfolio -- Institutional Class Shares........      4             96%
Japanese Small Company Portfolio -- Institutional Class Shares......      4             86%

                                                                                    Approximate
                                                                                     Percentage
                                                                       Number of   of Outstanding
                                                                      Shareholders     Shares
                                                                      ------------ --------------
Asia Pacific Small Company Portfolio -- Institutional
  Class Shares.......................................................      3             91%
United Kingdom Small Company Portfolio -- Institutional
  Class Shares.......................................................      4             94%
Continental Small Company Portfolio -- Institutional Class Shares....      2             88%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares.......................................................      5             94%
DFA Global Real Estate Securities Portfolio -- Institutional
  Class Shares.......................................................      3             67%
DFA International Small Cap Value Portfolio -- Institutional
  Class Shares.......................................................      4             71%
International Vector Equity Portfolio -- Institutional Class Shares..      4             89%
International High Relative Profitability Portfolio -- Institutional
  Class Shares.......................................................      3             94%
World ex U.S. Value Portfolio -- Institutional Class Shares..........      5             88%
World ex U.S. Targeted Value Portfolio -- Institutional
  Class Shares.......................................................      3             95%
World ex U.S. Core Equity Portfolio -- Institutional Class Shares....      3             71%
World Core Equity Portfolio -- Institutional Class Shares............      5             79%
Selectively Hedged Global Equity Portfolio -- Institutional
  Class Shares.......................................................      4             95%
Emerging Markets Portfolio -- Institutional Class Shares.............      3             52%
Emerging Markets Small Cap Portfolio -- Institutional
  Class Shares.......................................................      3             54%
Emerging Markets Value Portfolio -- Class R2 Shares..................      2             91%
Emerging Markets Value Portfolio -- Institutional Class Shares.......      2             36%
Emerging Markets Core Equity Portfolio -- Institutional
  Class Shares.......................................................      3             61%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits").

   The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the

Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; that request is pending.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

Q. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of a Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                            Estimated % Breakdown of Distribution Sources
                                            --------------------------------------------
                                             Net income for      Accumulated
                                             the current or     undistributed
                                                preceding        net profits    Paid-in
                                              fiscal year,      from the sale   surplus
                                             and accumulated    of securities   or other
                                            undistributed net     or other      capital
Portfolio Name                                   income          properties      source
--------------                              -----------------   -------------   --------
Enhanced U.S. Large Company Portfolio
   December 15, 2017.......................        59%                0%           41%
U.S. Large Cap Equity Portfolio
   December 15, 2017.......................        71%                0%           29%
U.S. Large Cap Value Portfolio
   December 15, 2017.......................        95%                0%            5%
U.S. Targeted Value Portfolio
   December 15, 2017.......................        67%                0%           33%
U.S. Small Cap Value Portfolio
   December 15, 2017.......................        49%                0%           51%
U.S. Core Equity 1 Portfolio
   December 14, 2017.......................        64%                0%           36%
U.S. Core Equity 2 Portfolio
   December 14, 2017.......................        60%                0%           40%
U.S. Vector Equity Portfolio
   December 15, 2017.......................        60%                0%           40%
U.S. Small Cap Portfolio
   December 15, 2017.......................        72%                0%           28%
U.S. Micro Cap Portfolio
   December 15, 2017.......................        56%                0%           44%
U.S. High Relative Profitability Portfolio
   December 15, 2017.......................        92%                0%            8%
Large Cap International Portfolio
   December 14, 2017.......................        62%                0%           38%
International Core Equity Portfolio
   December 14, 2017.......................        44%                0%           56%
International Small Company Portfolio
   December 15, 2017.......................        19%                0%           81%
Global Small Company Portfolio
   December 15, 2017.......................        73%                0%           27%
Japanese Small Company Portfolio
   December 15, 2017.......................         7%                0%           93%
Asia Pacific Small Company Portfolio
   December 15, 2017.......................        27%                0%           73%
United Kingdom Small Company Portfolio
   December 15, 2017.......................        22%                0%           78%

                                                     Estimated % Breakdown of Distribution Sources
                                                     --------------------------------------------
                                                      Net income for      Accumulated
                                                      the current or     undistributed
                                                         preceding        net profits    Paid-in
                                                       fiscal year,      from the sale   surplus
                                                      and accumulated    of securities   or other
                                                     undistributed net     or other      capital
Portfolio Name                                            income          properties      source
--------------                                       -----------------   -------------   --------
Continental Small Company Portfolio
   December 15, 2017................................        27%                0%           73%
DFA International Real Estate Securities Portfolio
   December 14, 2017................................         0%                0%          100%
DFA International Small Cap Value Portfolio
   December 14, 2017................................        20%                0%           80%
International Vector Equity Portfolio
   December 14, 2017................................        28%                0%           72%
International High Relative Profitability Portfolio
   December 15, 2017................................        83%                0%           17%
World ex U.S. Value Portfolio
   December 15, 2017................................        76%                0%           24%
World Ex U.S. Targeted Value Portfolio
   December 15, 2017................................        81%                0%           19%
World ex U.S. Core equity Portfolio
   December 15, 2017................................        35%                0%           65%
World Core Equity Portfolio
   December 15, 2017................................        99%                0%            1%
Selectively Hedged Global Equity Portfolio
   December 15, 2017................................        79%                0%           21%
Emerging Markets Portfolio
   December 15, 2017................................         0%                0%          100%
Emerging Markets Small Cap Portfolio
   December 15, 2017................................        16%                0%           84%
Emerging Markets Value Portfolio
   December 15, 2017................................         4%                0%           96%
Emerging Markets Core Equity Portfolio
   December 14, 2017................................        12%                0%           88%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended April 30, 2018
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/17  04/30/18    Ratio*   Period*
                                     --------- --------- ---------- --------
   DFA Commodity Strategy Portfolio
   --------------------------------
   Actual Fund Return............... $1,000.00 $1,046.70    0.32%    $1.62
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.21    0.32%    $1.61

----------
* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

         DFA Commodity Strategy Portfolio
Corporate....................................  49.5%
Government...................................  24.0%
Foreign Corporate............................  20.7%
Foreign Government...........................   5.4%
Supranational................................   0.4%
                                              -----
                                              100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                       Face
                                                      Amount^    Value+
                                                   -  -------    ------
                                                       (000)
BONDS -- (71.6%)
AUSTRALIA -- (5.4%)
Australia & New Zealand Banking Group, Ltd.
    3.250%, 06/03/20............................. AUD   1,665 $  1,267,086
Commonwealth Bank of Australia
    2.300%, 09/06/19.............................      10,100   10,018,418
    5.000%, 10/15/19.............................      10,000   10,278,277
    7.250%, 02/05/20............................. AUD  12,000    9,752,851
##  2.250%, 03/10/20.............................       5,000    4,921,084
    2.300%, 03/12/20.............................       7,000    6,906,831
    5.000%, 03/19/20.............................       5,000    5,167,464
#   2.400%, 11/02/20.............................       2,246    2,209,178
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................       4,500    4,508,077
Macquarie Group, Ltd.
##  6.250%, 01/14/21.............................       4,842    5,153,655
National Australia Bank, Ltd.
##  2.400%, 12/09/19.............................       9,500    9,422,648
    2.125%, 05/22/20.............................         745      730,752
    2.625%, 07/23/20.............................       4,052    4,009,558
    2.000%, 11/12/20............................. EUR   4,150    5,256,448
Westpac Banking Corp.
    7.250%, 02/11/20............................. AUD   9,700    7,888,543
    2.150%, 03/06/20.............................       5,000    4,921,606
    2.300%, 05/26/20.............................      18,774   18,481,057
                                                              ------------
TOTAL AUSTRALIA..................................              110,893,533
                                                              ------------

AUSTRIA -- (0.1%)
Oesterreichische Kontrollbank AG
    1.875%, 01/20/21.............................       1,500    1,462,527
                                                              ------------

BELGIUM -- (0.5%)
Anheuser-Busch InBev Finance, Inc.
    2.650%, 02/01/21.............................      10,000    9,883,499
                                                              ------------

CANADA -- (8.8%)
Alberta, Province of Canada
    1.900%, 12/06/19.............................       5,000    4,934,845
Bank of Montreal
#   2.375%, 01/25/19.............................       9,620    9,610,987
British Columbia, Province of Canada
    4.650%, 12/18/18............................. CAD  10,000    7,939,639
Canada Housing Trust No 1
##  2.350%, 12/15/18............................. CAD  30,000   23,482,223
CPPIB Capital, Inc.
    1.400%, 06/04/20............................. CAD   6,000    4,605,974
Nutrien, Ltd.
    6.500%, 05/15/19.............................       1,446    1,499,592

                                                        Face
                                                       Amount^    Value+
                                                    -  -------    ------
                                                        (000)
CANADA -- (Continued)
Ontario, Province of Canada
     3.000%, 09/28/20............................. EUR  23,500 $ 30,588,802
Province of Ontario Canada
#    1.650%, 09/27/19.............................       6,103    6,019,145
Quebec, Province of Canada
     4.500%, 12/01/18............................. CAD  10,000    7,921,259
Royal Bank of Canada
     2.890%, 10/11/18............................. CAD  30,000   23,476,615
     2.980%, 05/07/19............................. CAD   7,000    5,497,667
#    1.500%, 07/29/19.............................       4,625    4,552,302
     2.150%, 03/06/20.............................       5,708    5,621,326
     2.350%, 10/30/20.............................       5,913    5,805,404
Toronto-Dominion Bank (The)
     2.447%, 04/02/19............................. CAD  17,000   13,293,088
     2.125%, 07/02/19.............................      19,850   19,723,058
#    2.500%, 12/14/20.............................       1,000      984,370
                                                               ------------
TOTAL CANADA......................................              175,556,296
                                                               ------------

FINLAND -- (0.3%)
Municipality Finance P.L.C.
     1.250%, 04/18/19.............................       5,000    4,939,250
     1.750%, 05/21/19.............................       1,150    1,140,565
                                                               ------------
TOTAL FINLAND.....................................                6,079,815
                                                               ------------

FRANCE -- (2.3%)
BNP Paribas SA
     2.375%, 05/21/20.............................       2,720    2,690,595
BPCE SA
#    2.650%, 02/03/21.............................         330      323,995
Credit Agricole SA
###  2.750%, 06/10/20.............................       5,000    4,950,735
Electricite de France SA
##   2.350%, 10/13/20.............................       5,000    4,916,180
Orange SA
     1.625%, 11/03/19.............................       2,000    1,962,240
Societe Generale SA
##   2.625%, 09/16/20.............................       2,000    1,971,643
Total Capital Canada, Ltd.
     1.875%, 07/09/20............................. EUR   3,500    4,404,264
Total Capital International SA
     2.100%, 06/19/19.............................      13,208   13,130,633
UNEDIC ASSEO
     0.0%, 11/25/20............................... EUR   8,800   10,688,236
                                                               ------------
TOTAL FRANCE......................................               45,038,521
                                                               ------------

GERMANY -- (3.3%)
Bayer U.S. Finance LLC
##   2.375%, 10/08/19.............................       1,500    1,485,477

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                   -  -------   ------
                                                       (000)
GERMANY -- (Continued)
BMW US Capital LLC
##  2.000%, 04/11/21.............................       3,000 $ 2,892,590
Daimler Finance North America LLC
##  2.700%, 08/03/20.............................       2,000   1,976,621
Deutsche Bank AG
    2.950%, 08/20/20.............................       7,018   6,906,066
#   3.125%, 01/13/21.............................       3,889   3,818,353
Deutsche Telekom International Finance BV
##  1.500%, 09/19/19.............................       3,000   2,941,448
EMD Finance LLC
##  2.400%, 03/19/20.............................       1,150   1,133,843
FMS Wertmanagement AoeR
    0.0%, 10/20/20............................... EUR  24,000  29,199,760
State of North Rhine- Westphalia Germany
    1.625%, 01/22/20.............................       3,650   3,581,019
Volkswagen Group of America Finance LLC
##  2.125%, 05/23/19.............................      10,000   9,929,484
##  2.400%, 05/22/20.............................       2,000   1,966,919
                                                              -----------
TOTAL GERMANY....................................              65,831,580
                                                              -----------

IRELAND -- (0.5%)
Allergan Funding SCS
#   3.000%, 03/12/20.............................       5,000   4,965,990
Medtronic, Inc.
    2.500%, 03/15/20.............................       4,750   4,720,883
                                                              -----------
TOTAL IRELAND....................................               9,686,873
                                                              -----------

ITALY -- (0.1%)
Intesa Sanpaolo SpA
    3.875%, 01/15/19.............................       2,570   2,584,520
                                                              -----------

JAPAN -- (2.2%)
American Honda Finance Corp.
    2.250%, 08/15/19.............................       2,000   1,986,549
MUFG Bank, Ltd.
##  2.350%, 09/08/19.............................         850     842,458
Nomura Holdings, Inc.
    2.750%, 03/19/19.............................       1,034   1,033,537
Sumitomo Mitsui Banking Corp.
#   2.450%, 01/10/19.............................       3,500   3,496,390
    2.650%, 07/23/20.............................       3,760   3,713,033
Toyota Credit Canada, Inc.
    2.800%, 11/21/18............................. CAD  10,000   7,830,367
Toyota Motor Credit Corp.
    2.000%, 10/24/18.............................       4,149   4,141,516
    1.400%, 05/20/19.............................       5,168   5,108,869
    2.125%, 07/18/19.............................       1,080   1,072,989
#   1.550%, 10/18/19.............................      10,000   9,832,870
    2.150%, 03/12/20.............................       5,550   5,477,882
                                                              -----------
TOTAL JAPAN......................................              44,536,460
                                                              -----------

                                                       Face
                                                      Amount^   Value+
                                                   -  -------   ------
                                                       (000)
NETHERLANDS -- (3.5%)
Bank Nederlandse Gemeenten NV
##  1.750%, 10/05/20.............................      24,800 $24,169,956
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................       9,665   9,642,697
ING Bank NV
##  2.500%, 10/01/19.............................       3,000   2,976,737
LyondellBasell Industries NV
    5.000%, 04/15/19.............................       1,022   1,036,752
Nederlandse Waterschapsbank NV
    1.625%, 03/04/20.............................       4,362   4,276,505
Shell International Finance BV
#   1.900%, 08/10/18.............................       4,000   3,997,641
    2.000%, 11/15/18.............................       2,350   2,343,434
    4.300%, 09/22/19.............................      12,204  12,486,633
#   4.375%, 03/25/20.............................       9,400   9,671,524
                                                              -----------
TOTAL NETHERLANDS................................              70,601,879
                                                              -----------

NORWAY -- (0.8%)
Kommunalbanken A.S.
    1.750%, 05/28/19.............................       5,000   4,958,470
    1.625%, 01/15/20.............................       5,450   5,355,546
Statoil ASA
#   2.900%, 11/08/20.............................       5,192   5,191,729
                                                              -----------
TOTAL NORWAY.....................................              15,505,745
                                                              -----------

SPAIN -- (1.4%)
Iberdrola Finance Ireland DAC
##  5.000%, 09/11/19.............................       2,000   2,048,889
Santander Holdings USA, Inc.
    2.650%, 04/17/20.............................       4,992   4,933,143
Santander UK Group Holdings P.L.C.
    2.875%, 10/16/20.............................       9,000   8,900,145
    3.125%, 01/08/21.............................       1,808   1,792,957
Telefonica Emisiones SAU
#   5.134%, 04/27/20.............................       2,200   2,285,953
    5.462%, 02/16/21.............................       8,000   8,460,624
                                                              -----------
TOTAL SPAIN......................................              28,421,711
                                                              -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (2.5%)
Asian Development Bank
    2.800%, 01/19/21............................. AUD   2,000   1,518,293
Council Of Europe Development Bank
    1.750%, 11/14/19.............................       7,000   6,912,990
European Investment Bank
    6.000%, 08/06/20............................. AUD   3,500   2,843,530
    2.800%, 01/15/21............................. AUD   9,000   6,838,541

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^    Value+
                                                   -  -------    ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
International Bank for Reconstruction &
 Development
    0.125%, 10/23/20............................. EUR  20,100 $ 24,561,017
    2.800%, 01/13/21............................. AUD  11,000    8,351,931
                                                              ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....               51,026,302
                                                              ------------

SWEDEN -- (5.7%)
Kommuninvest I Sverige AB
    0.750%, 02/16/20............................. SEK 300,000   34,839,625
Nordea Bank AB
    2.375%, 04/04/19.............................      15,000   14,949,686
Svensk Exportkredit AB
    1.875%, 06/17/19.............................      17,000   16,869,610
Svenska Handelsbanken AB
#   2.250%, 06/17/19.............................       5,000    4,967,510
##  5.125%, 03/30/20.............................       6,708    6,952,681
    2.250%, 08/27/20............................. EUR   1,500    1,907,139
Sweden Government Bond
    5.000%, 12/01/20............................. SEK 250,000   32,669,400
                                                              ------------
TOTAL SWEDEN.....................................              113,155,651
                                                              ------------

SWITZERLAND -- (0.9%)
Novartis Capital Corp.
#   4.400%, 04/24/20.............................       9,500    9,789,085
UBS AG
#   2.375%, 08/14/19.............................       1,500    1,491,675
    2.350%, 03/26/20.............................       6,000    5,914,620
                                                              ------------
TOTAL SWITZERLAND................................               17,195,380
                                                              ------------

UNITED KINGDOM -- (1.3%)
Aon Corp.
    5.000%, 09/30/20.............................       1,000    1,039,211
Aon P.L.C.
    2.800%, 03/15/21.............................       2,680    2,631,143
AstraZeneca P.L.C.
#   1.750%, 11/16/18.............................       6,958    6,932,956
Barclays P.L.C.
    2.875%, 06/08/20.............................       5,000    4,944,380
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18.............................       1,028    1,029,326
HSBC USA, Inc.
#   2.750%, 08/07/20.............................      10,000    9,946,725
                                                              ------------
TOTAL UNITED KINGDOM.............................               26,523,741
                                                              ------------

UNITED STATES -- (31.9%)
21st Century Fox America, Inc.
    4.500%, 02/15/21.............................       3,624    3,740,437

                                                       Face
                                                      Amount^   Value+
                                                  -   -------   ------
                                                       (000)
UNITED STATES -- (Continued)
3M Co.
#   1.625%, 06/15/19.............................       3,200 $ 3,161,140
AbbVie, Inc.
#   2.500%, 05/14/20.............................      11,317  11,181,667
American Express Credit Corp.
    2.375%, 05/26/20.............................       6,210   6,131,010
American International Group, Inc.
    2.300%, 07/16/19.............................       1,500   1,487,330
    3.375%, 08/15/20.............................       1,835   1,837,063
    6.400%, 12/15/20.............................       7,000   7,539,177
Amgen, Inc.
    2.200%, 05/11/20.............................       9,990   9,827,872
Anthem, Inc.
    4.350%, 08/15/20.............................       1,128   1,156,891
    2.500%, 11/21/20.............................      11,465  11,272,128
Apple, Inc.
    1.900%, 02/07/20.............................      31,000  30,611,570
    2.000%, 05/06/20.............................       4,522   4,459,470
AT&T, Inc.
    2.300%, 03/11/19.............................         575     573,785
    5.200%, 03/15/20.............................       6,000   6,221,216
Autodesk, Inc.
    3.125%, 06/15/20.............................       1,355   1,349,878
AutoZone, Inc.
    2.500%, 04/15/21.............................       2,045   2,002,337
Bank of America Corp.
    2.600%, 01/15/19.............................       4,000   3,999,278
    2.625%, 10/19/20.............................       1,670   1,650,024
Bank of New York Mellon Corp. (The)
#   2.100%, 01/15/19.............................       1,000     997,415
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.............................       2,800   2,787,115
Branch Banking & Trust Co.
    2.300%, 10/15/18.............................       1,000     999,131
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.............................         250     256,346
CA, Inc.
    5.375%, 12/01/19.............................       5,245   5,431,801
Capital One Bank USA NA
    2.300%, 06/05/19.............................       1,242   1,232,463
Capital One NA/Mclean
#   2.400%, 09/05/19.............................       6,536   6,477,347
Cardinal Health, Inc.
    4.625%, 12/15/20.............................       2,150   2,214,514
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.............................       5,534   5,533,186
    7.050%, 10/01/18.............................       5,000   5,090,984
CBS Corp.
    2.300%, 08/15/19.............................       1,500   1,485,321
Celgene Corp.
    2.875%, 02/19/21.............................       8,000   7,902,839

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                   -  -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Chevron Corp.
#   2.193%, 11/15/19.............................      15,000 $14,872,427
#   1.961%, 03/03/20.............................       8,000   7,893,120
#   2.427%, 06/24/20.............................       3,650   3,627,408
Cisco Systems, Inc.
    2.125%, 03/01/19.............................      10,000   9,977,435
    1.400%, 09/20/19.............................      12,935  12,733,626
Citigroup, Inc.
    2.050%, 12/07/18.............................       7,281   7,259,541
    2.550%, 04/08/19.............................         750     748,765
    2.650%, 10/26/20.............................       1,325   1,306,669
Coca-Cola Co. (The)
    2.600%, 06/09/20............................. AUD   3,350   2,525,407
Comcast Corp.
    5.700%, 05/15/18.............................         732     732,871
Comerica, Inc.
    2.125%, 05/23/19.............................       4,000   3,975,688
CVS Health Corp.
    2.250%, 12/05/18.............................       4,500   4,489,613
Danaher Corp.
#   1.650%, 09/15/18.............................         324     322,989
Discovery Communications LLC
##  2.750%, 11/15/19.............................       1,500   1,491,300
Dominion Energy Gas Holdings LLC
    2.800%, 11/15/20.............................       2,000   1,980,116
Dow Chemical Co. (The)
    4.250%, 11/15/20.............................       9,625   9,856,369
Eastman Chemical Co.
    2.700%, 01/15/20.............................       3,883   3,859,930
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................      10,927  11,007,493
Enterprise Products Operating LLC
    1.650%, 05/07/18.............................         825     824,876
    5.200%, 09/01/20.............................       3,839   4,008,969
Eversource Energy
    2.500%, 03/15/21.............................       3,350   3,285,734
Exelon Corp.
#   2.850%, 06/15/20.............................       1,205   1,192,941
Exelon Generation Co. LLC
#   4.000%, 10/01/20.............................       4,282   4,341,840
Exxon Mobil Corp.
#   1.912%, 03/06/20.............................       3,950   3,897,116
    2.222%, 03/01/21.............................       3,000   2,951,066
Fidelity National Information Services, Inc.
    3.625%, 10/15/20.............................       1,214   1,226,138
Fifth Third Bancorp
#   2.875%, 07/27/20.............................       4,000   3,983,489
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................       1,500   1,501,453
#   2.551%, 10/05/18.............................       5,000   5,000,236

                                                       Face
                                                      Amount^   Value+
                                                  -   -------   ------
                                                       (000)
UNITED STATES -- (Continued)
GE Capital International Funding Co., Unlimited
 Co.
    2.342%, 11/15/20.............................       2,937 $ 2,870,864
General Electric Co.
#   4.375%, 09/16/20.............................       7,000   7,185,394
General Mills, Inc.
    2.200%, 10/21/19.............................       3,500   3,455,743
General Motors Financial Co., Inc.
#   3.150%, 01/15/20.............................       7,000   6,992,937
    4.200%, 03/01/21.............................         500     508,822
Gilead Sciences, Inc.
    1.850%, 09/04/18.............................       3,558   3,552,299
Goldman Sachs Group, Inc. (The)
    7.500%, 02/15/19.............................       4,082   4,235,465
    2.300%, 12/13/19.............................         600     593,998
#   2.600%, 04/23/20.............................       2,075   2,056,312
    6.000%, 06/15/20.............................       8,000   8,459,239
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.............................         585     573,927
##  2.400%, 06/15/20.............................       2,600   2,548,964
##  2.850%, 01/15/21.............................       6,000   5,914,969
Harris Corp.
    2.700%, 04/27/20.............................       1,205   1,194,864
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20.............................       7,000   7,049,828
Huntington Bancshares, Inc.
#   2.600%, 08/02/18.............................       2,600   2,600,605
Integrys Energy Group, Inc.
    4.170%, 11/01/20.............................       4,060   4,145,023
Intercontinental Exchange, Inc.
    2.750%, 12/01/20.............................       2,347   2,325,455
International Business Machines Corp.
    2.250%, 02/19/21.............................       3,615   3,552,068
John Deere Capital Corp.
#   2.800%, 03/04/21.............................       1,000     989,583
JPMorgan Chase & Co.
    6.300%, 04/23/19.............................       3,500   3,623,389
#   2.750%, 06/23/20.............................       6,650   6,608,685
KeyBank NA
    2.350%, 03/08/19.............................       7,000   6,986,471
KeyCorp
    2.900%, 09/15/20.............................       3,128   3,105,793
Kraft Heinz Foods Co.
    2.800%, 07/02/20.............................      14,365  14,259,848
Kroger Co. (The)
    2.300%, 01/15/19.............................       1,000     996,942
    1.500%, 09/30/19.............................       1,565   1,531,694
L3 Technologies, Inc.
#   4.750%, 07/15/20.............................       1,273   1,316,392
Lam Research Corp.
    2.750%, 03/15/20.............................       1,098   1,094,575

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                  -   -------   ------
                                                       (000)
UNITED STATES -- (Continued)
LG&E & KU Energy LLC
#   3.750%, 11/15/20.............................       1,244 $ 1,256,635
Marriott International, Inc.
#   2.875%, 03/01/21.............................       1,000     989,922
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................       4,417   4,410,441
McDonald's Corp.
#   2.100%, 12/07/18.............................       8,000   7,996,469
McKesson Corp.
    2.284%, 03/15/19.............................       4,500   4,484,493
Merck & Co., Inc.
    1.850%, 02/10/20.............................      22,500  22,173,776
Microsoft Corp.
#   1.100%, 08/08/19.............................       4,930   4,842,317
    1.850%, 02/12/20.............................       7,000   6,905,162
Molson Coors Brewing Co.
    2.250%, 03/15/20.............................      12,857  12,633,072
Mondelez International, Inc.
##  1.625%, 10/28/19.............................       2,000   1,960,347
Monsanto Co.
    1.850%, 11/15/18.............................       6,700   6,670,367
Morgan Stanley
    7.300%, 05/13/19.............................       6,000   6,271,331
Nasdaq, Inc.
    5.550%, 01/15/20.............................       1,850   1,921,817
NextEra Energy Capital Holdings, Inc.
    2.700%, 09/15/19.............................       1,500   1,493,354
NiSource, Inc.
    6.800%, 01/15/19.............................         307     315,412
Omnicom Group, Inc.
    4.450%, 08/15/20.............................       2,190   2,248,278
Oracle Corp.
#   2.250%, 10/08/19.............................      29,780  29,642,283
PACCAR Financial Corp.
    1.750%, 08/14/18.............................       1,900   1,896,647
Pfizer, Inc.
#   1.500%, 06/15/18.............................       1,000     999,348
#   2.100%, 05/15/19.............................      30,877  30,734,339
Philip Morris International, Inc.
    5.650%, 05/16/18.............................       2,751   2,754,606
#   1.875%, 01/15/19.............................       2,500   2,487,670
    2.000%, 02/21/20.............................       1,250   1,228,697
PNC Bank NA
    2.300%, 06/01/20.............................       2,400   2,362,680
    2.600%, 07/21/20.............................       3,600   3,561,940
Provident Cos., Inc.
    7.000%, 07/15/18.............................       3,298   3,327,436
QUALCOMM, Inc.
    1.400%, 05/18/18.............................       1,000     999,641
Regions Financial Corp.
    3.200%, 02/08/21.............................       4,400   4,380,216
Republic Services, Inc.
    5.500%, 09/15/19.............................       1,167   1,207,562
Reynolds American, Inc.
    2.300%, 06/12/18.............................       1,606   1,605,671

                                                       Face
                                                      Amount^     Value+
                                                  -   -------     ------
                                                       (000)
UNITED STATES -- (Continued)
Roper Technologies, Inc.
    2.050%, 10/01/18.............................       1,500 $    1,496,647
    3.000%, 12/15/20.............................       5,070      5,040,580
Ryder System, Inc.
    2.550%, 06/01/19.............................       1,500      1,493,091
Sempra Energy
    2.850%, 11/15/20.............................       6,000      5,928,745
Southern Co. (The)
#   2.450%, 09/01/18.............................       2,324      2,322,128
Southern Power Co.
    2.375%, 06/01/20.............................       1,645      1,616,924
Southwest Airlines Co.
    2.750%, 11/06/19.............................       5,480      5,452,969
State Street Corp.
#   2.550%, 08/18/20.............................       3,366      3,339,793
Stryker Corp.
#   2.000%, 03/08/19.............................       8,000      7,957,247
SunTrust Banks, Inc.
    2.500%, 05/01/19.............................       7,735      7,716,443
Target Corp.
    2.300%, 06/26/19.............................         376        374,638
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.............................       1,000      1,040,090
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.............................       2,529      2,523,361
Time Warner, Inc.
#   4.875%, 03/15/20.............................       2,985      3,083,038
    4.700%, 01/15/21.............................       9,000      9,315,560
Total System Services, Inc.
    2.375%, 06/01/18.............................       5,500      5,498,312
UnitedHealth Group, Inc.
#   1.625%, 03/15/19.............................       3,000      2,974,611
US Bank NA
    2.125%, 10/28/19.............................       5,000      4,950,605
Verizon Communications, Inc.
#   2.625%, 02/21/20.............................       1,288      1,281,432
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19.............................         470        468,355
Walt Disney Co. (The)
    1.500%, 09/17/18.............................         255        254,530
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20.............................       1,021      1,011,247
                                                              --------------
TOTAL UNITED STATES..............................                638,717,783
                                                              --------------
TOTAL BONDS......................................              1,432,701,816
                                                              --------------

U.S. TREASURY OBLIGATIONS -- (26.1%)
U.S. Treasury Notes
    0.750%, 02/15/19.............................     126,000    124,548,046
++  1.625%, 07/31/20.............................     304,000    297,920,000
    1.375%, 08/31/20.............................     103,000    100,247,969
                                                              --------------
TOTAL U.S. TREASURY OBLIGATIONS..................                522,716,015
                                                              --------------
TOTAL INVESTMENT SECURITIES......................              1,955,417,831
                                                              --------------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Shares       Value+
                                                       ------       ------
SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@  DFA Short Term Investment Fund...............   4,015,285 $   46,456,849
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,025,097,732)............................              $2,001,874,680
                                                                ==============

At April 30, 2018, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                     Unrealized
                                                                                      Foreign
                                                                                      Exchange
                                                                    Settlement      Appreciation
Currency Purchased  Currency Sold         Counterparty                 Date        (Depreciation)
------------------ --------------- ---------------------------- ------------------ --------------
USD    71,945,964  SEK 601,306,453 JP Morgan                         07/05/18        $2,935,694
USD    96,503,226  CAD 121,297,809 JP Morgan                         07/13/18         1,869,765
USD    42,506,320  AUD  55,246,248 JP Morgan                         07/20/18           900,126
USD   109,114,022  EUR  88,964,273 State Street Bank and Trust       07/26/18           978,183
                                                                                     ----------
                                                                Total Appreciation   $6,683,768
                                                                                     ==========

At April 30, 2018, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

                                                                              Unrealized
                             Number of Expiration   Notional      Market     Appreciation
Description                  Contracts    Date       Value        Value     (Depreciation)
-----------                  --------- ---------- ------------ ------------ --------------
Long Position contracts:
Brent Crude Futures.........     81     05/31/18  $  5,326,963 $  6,049,890   $  722,927
Coffee 'c' Futures..........     39     07/19/18     1,738,720    1,795,950       57,230
Copper Futures..............     63     07/27/18     4,799,321    4,841,550       42,229
Corn Futures................    250     07/13/18     4,893,842    5,009,375      115,533
Cotton No.2 Futures.........     27     07/09/18     1,091,595    1,131,840       40,245
Gasoline Rbob Futures.......     35     06/29/18     2,881,641    3,126,396      244,755
Gold 100 Oz Futures.........     65     06/27/18     8,654,262    8,574,800      (79,462)
Kc Hrw Wheat Futures........     43     07/13/18     1,095,956    1,155,625       59,669
LME Nickel Futures..........     97     05/14/18     7,839,849    7,915,782       75,933
LME Nickel Futures..........     26     07/16/18     2,074,276    2,128,074       53,798
LME Prime Aluminium Futures.    217     05/14/18    11,873,539   12,279,487      405,948
LME Prime Aluminium Futures.     59     07/16/18     3,038,479    3,335,712      297,233
LME Zinc Futures............     97     05/14/18     8,450,636    7,587,219     (863,417)
LME Zinc Futures............     26     07/16/18     2,102,299    2,032,875      (69,424)
Lean Hogs Futures...........     52     06/14/18     1,616,053    1,512,160     (103,893)
Live Cattle Futures.........     65     06/29/18     2,898,404    2,758,600     (139,804)
Natural Gas Futures.........    209     06/27/18     5,941,710    5,852,000      (89,710)
Ny Harb Ulsd Futures........     31     06/29/18     2,570,299    2,790,577      220,278
Silver Futures..............     30     07/27/18     2,465,818    2,460,150       (5,668)
Soybean Futures.............     88     07/13/18     4,554,363    4,613,400       59,037
Soybean Meal Futures........     68     07/13/18     2,606,653    2,677,840       71,187
Soybean Oil Futures.........     97     07/13/18     1,854,032    1,782,084      (71,948)
Sugar #11 Futures...........    150     06/29/18     2,088,293    1,974,000     (114,293)
Wheat Futures (cbt).........    108     07/13/18     2,564,694    2,756,700      192,006
Wti Crude Futures...........     85     06/20/18     5,360,914    5,820,800      459,886
                                                  ------------ ------------   ----------
Total.......................                      $100,382,611 $101,962,886   $1,580,275
                                                  ------------ ------------   ----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                                               Unrealized
                            Number of Expiration   Notional       Market      Appreciation
Description                 Contracts    Date       Value         Value      (Depreciation)
-----------                 --------- ---------- ------------  ------------  --------------
Short position contracts:
LME Nickel Futures.........    (97)    05/14/18  $ (7,819,125) $ (7,915,782)  $   (96,657)
LME Prime Aluminum Futures.   (217)    05/14/18   (11,241,223)  (12,279,487)   (1,038,264)
LME Zinc Futures...........    (97)    05/14/18    (8,232,008)   (7,587,219)      644,789
                                                 ------------  ------------   -----------
Total......................                      $(27,292,356) $(27,782,488)  $  (490,132)
                                                 ------------  ------------   -----------
Total futures contracts....                      $ 73,090,255  $ 74,180,398   $ 1,090,143
                                                 ============  ============   ===========

At April 30, 2018, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

                                                          Payments
                                                          received                  Upfront  Upfront               Unrealized
                                        Notional         (paid) by       Expiration Premiums Premiums   Market    Appreciation
Reference Entity    Counterparty         Amount           the Fund          Date      Paid   Received   Value    (Depreciation)
----------------  ------------------ --------------- ------------------- ---------- -------- -------- ---------- --------------
Citi Custom                                               3 Month
 CIVICS H                                             USD UST 13-Week
 Total Return                                        Bill High Discount
 Index (1)        CITIBANK, N.A.     USD 271,780,677  Rate plus 0.14%     06/29/18     --       --    $   86,867   $   86,867
Citi Commodities                                      3 Month USD UST
 Pre-Roll RS                                            13-Week Bill
 Total Return                                        High Discount Rate
 Index (2)        CITIBANK, N.A.     USD 224,629,339     plus 0.18%       06/29/18     --       --        36,779       36,779
Credit Suisse                                         3 Month USD UST
 Custom 57                                              13-Week Bill
 Total Return     Credit Suisse                      High Discount Rate
 Index (3)        International      USD 196,367,488     plus 0.14%       05/31/18     --       --        84,931       84,931
Credit Suisse                                         3 Month USD UST
 Custom 57R                                             13-Week Bill
 Total Return     Credit Suisse                      High Discount Rate
 Index (4)        International      USD 238,632,772     plus 0.19%       05/31/18     --       --        64,690       64,690
Deutsche Bank                                         3 Month USD UST
 Benchmark 2                                            13-Week Bill
 Flex Index       Deutsche Bank AG,                  High Discount Rate
 002 (5)          London Branch      USD 170,378,905     plus 0.14%       05/31/18     --       --        73,749       73,749
Deutsche Bank
 Bloomberg
 Roll Select                                          3 Month USD UST
 Commodity                                              13-Week Bill
 Pre-Roll         Deutsche Bank AG,                  High Discount Rate
 Index (6)        London Branch      USD  60,425,712     plus 0.17%       05/31/18     --       --        17,446       17,446
BofA Merrill
 Lynch
 Commodity                                            3 Month USD UST
 MLBXPPDM                                               13-Week Bill
 Total Return     Bank of America,                   High Discount Rate
 Index (7)        N.A.               USD 245,935,013     plus 0.14%       06/29/18     --       --        78,259       78,259
BofA Merrill
 Lynch                                                3 Month USD UST
 MLBXRSDM                                               13-Week Bill
 Total Return     Bank of America,                   High Discount Rate
 Index (8)        N.A.               USD 177,034,032     plus 0.18%       06/29/18     --       --        29,005       29,005
UBS UBSIB190                                          3 Month USD UST
 Custom                                                 13-Week Bill
 Strategy (9)                                        High Discount Rate
                  UBS AG             USD 273,639,724     plus 0.14%       07/29/18     --       --       510,804      510,804
UBS UBSIDRST                                          3 Month USD UST
 Custom                                                 13-Week Bill
 Strategy (10)                                       High Discount Rate
                  UBS AG             USD 108,605,668     plus 0.17%       07/29/18     --       --       189,360      189,360
                                                                                       --       --    ----------   ----------
     Total                                                                             --       --    $1,171,890   $1,171,890
                                                                                       ==       ==    ==========   ==========

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


   (1) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Corn Future.........................    6.75%      18,351,982
      CBOT Soybean Future......................    6.21%      16,878,622
      CBOT Soybean Meal Future.................    3.58%       9,737,401
      CBOT Soybean Oil Future..................    2.40%       6,535,676
      CBOT Wheat Future........................    3.73%      10,127,368
      CME Lean Hogs Future.....................    2.13%       5,782,761
      CME Live Cattle Future...................    3.65%       9,909,296
      COMEX Copper Future......................    6.57%      17,867,072
      COMEX Gold 100 Troy Ounces Future........   11.55%      31,394,555
      COMEX Silver Future......................    3.36%       9,138,426
      ICE Brent Crude Oil Future...............    8.07%      21,920,665
      KCBT Hard Red Winter Wheat Future........    1.55%       4,203,531
      LME Nickel Future........................    2.90%       7,890,652
      LME Primary Aluminum Future..............    4.47%      12,143,167
      LME Zinc Future..........................    2.78%       7,558,064
      NYBOT CSC C Coffee Future................    2.40%       6,530,259
      NYBOT CSC Number 11 World Sugar Future...    2.66%       7,225,659
      NYBOT CTN Number 2 Cotton Future.........    1.51%       4,096,670
      NYMEX Henry Hub Natural Gas Future.......    7.89%      21,434,936
      NYMEX Light Sweet Crude Oil Future.......    7.87%      21,401,679
      NYMEX NY Harbor ULSD Future..............    3.71%      10,081,529
      NYMEX Reformulated Gasoline Blend Future.    4.26%      11,570,707
                                                             -----------
      Total Notional Amount....................              271,780,677
                                                             ===========

   (2) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

         Futures Contract                   % of Index Notional Amount
         ----------------                   ---------- ---------------
         CBOT Corn Future..................    7.08%     15,907,079
         CBOT Soybean Future...............    6.25%     14,043,282
         CBOT Soybean Meal Future..........    3.49%      7,849,954
         CBOT Soybean Oil Future...........    2.43%      5,457,304
         CBOT Wheat Future.................    3.76%      8,456,376
         CME Lean Hogs Future..............    1.83%      4,106,315
         CME Live Cattle Future............    3.68%      8,274,285
         COMEX Copper Future...............    6.74%     15,137,444
         COMEX Gold 100 Troy Ounces Future.   11.67%     26,214,526
         COMEX Silver Future...............    3.40%      7,630,607
         ICE Brent Crude Oil Future........    8.03%     18,040,191
         KCBT Hard Red Winter Wheat Future.    1.68%      3,779,327
         LME Nickel Future.................    2.95%      6,625,179
         LME Primary Aluminum Future.......    4.48%     10,070,077
         LME Zinc Future...................    2.80%      6,288,299

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      NYBOT CSC C Coffee Future................    2.43%       5,452,781
      NYBOT CSC Number 11 World Sugar Future...    2.69%       6,033,442
      NYBOT CTN Number 2 Cotton Future.........    1.43%       3,214,277
      NYMEX Henry Hub Natural Gas Future.......    7.94%      17,834,299
      NYMEX Light Sweet Crude Oil Future.......    7.60%      17,074,527
      NYMEX NY Harbor ULSD Future..............    3.75%       8,418,100
      NYMEX Reformulated Gasoline Blend Future.    3.88%       8,721,668
                                                             -----------
      Total Notional Amount....................              224,629,339
                                                             ===========

   (3) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Corn Future.........................    6.75%      13,254,805
      CBOT Soybean Future......................    6.21%      12,194,421
      CBOT Soybean Meal Future.................    3.58%       7,029,956
      CBOT Soybean Oil Future..................    2.40%       4,712,820
      CBOT Wheat Future........................    3.73%       7,324,507
      CME Lean Hogs Future.....................    2.13%       4,182,628
      CME Live Cattle Future...................    3.65%       7,167,413
      COMEX Copper Future......................    6.57%      12,901,344
      COMEX Gold 100 Troy Ounces Future........   11.55%      22,680,445
      COMEX Silver Future......................    3.36%       6,597,948
      ICE Brent Crude Oil Future...............    8.07%      15,846,856
      KCBT Hard Red Winter Wheat Future........    1.55%       3,043,696
      LME Nickel Future........................    2.90%       5,694,657
      LME Primary Aluminum Future..............    4.47%       8,777,627
      LME Zinc Future..........................    2.78%       5,459,016
      NYBOT CSC C Coffee Future................    2.40%       4,712,820
      NYBOT CSC Number 11 World Sugar Future...    2.66%       5,223,375
      NYBOT CTN Number 2 Cotton Future.........    1.51%       2,965,149
      NYMEX Henry Hub Natural Gas Future.......    7.89%      15,493,395
      NYMEX Light Sweet Crude Oil Future.......    7.87%      15,454,121
      NYMEX NY Harbor ULSD Future..............    3.71%       7,285,234
      NYMEX Reformulated Gasoline Blend Future.    4.26%       8,365,255
                                                             -----------
      Total Notional Amount....................              196,367,488
                                                             ===========

   (4) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

              Futures Contract          % of Index Notional Amount
              ----------------          ---------- ---------------
              CBOT Corn Future.........    7.08%     16,895,200
              CBOT Soybean Future......    6.25%     14,914,548
              CBOT Soybean Meal Future.    3.49%      8,328,284

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Soybean Oil Future..................    2.43%       5,798,776
      CBOT Wheat Future........................    3.76%       8,972,592
      CME Lean Hogs Future.....................    1.83%       4,366,980
      CME Live Cattle Future...................    3.68%       8,781,686
      COMEX Copper Future......................    6.74%      16,083,849
      COMEX Gold 100 Troy Ounces Future........   11.68%      27,872,308
      COMEX Silver Future......................    3.40%       8,113,514
      ICE Brent Crude Oil Future...............    8.03%      19,162,212
      KCBT Hard Red Winter Wheat Future........    1.68%       4,009,030
      LME Nickel Future........................    2.95%       7,039,667
      LME Primary Aluminum Future..............    4.48%      10,690,748
      LME Zinc Future..........................    2.80%       6,681,718
      NYBOT CSC C Coffee Future................    2.43%       5,798,776
      NYBOT CSC Number 11 World Sugar Future...    2.69%       6,419,222
      NYBOT CTN Number 2 Cotton Future.........    1.43%       3,412,449
      NYMEX Henry Hub Natural Gas Future.......    7.94%      18,947,442
      NYMEX Light Sweet Crude Oil Future.......    7.60%      18,136,091
      NYMEX NY Harbor ULSD Future..............    3.75%       8,948,729
      NYMEX Reformulated Gasoline Blend Future.    3.88%       9,258,951
                                                             -----------
      Total Notional Amount....................              238,632,772
                                                             ===========

   (5) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Corn Future.........................    6.73%      11,463,361
      CBOT Soybean Future......................    6.27%      10,680,940
      CBOT Soybean Meal Future.................    3.60%       6,140,000
      CBOT Soybean Oil Future..................    2.42%       4,120,236
      CBOT Wheat Future........................    3.65%       6,212,126
      CME Lean Hogs Future.....................    2.14%       3,649,288
      CME Live Cattle Future...................    3.70%       6,311,030
      COMEX Copper Future......................    6.58%      11,207,051
      COMEX Gold 100 Troy Ounces Future........   11.61%      19,786,456
      COMEX Silver Future......................    3.39%       5,774,047
      ICE Brent Crude Oil Future...............    7.98%      13,601,429
      KCBT Hard Red Winter Wheat Future........    1.53%       2,606,126
      LME Nickel Future........................    2.96%       5,043,296
      LME Primary Aluminum Future..............    4.41%       7,514,927
      LME Zinc Future..........................    2.78%       4,739,367
      NYBOT CSC C Coffee Future................    2.40%       4,088,723
      NYBOT CSC Number 11 World Sugar Future...    2.61%       4,450,064
      NYBOT CTN Number 2 Cotton Future.........    1.52%       2,593,953
      NYMEX Henry Hub Natural Gas Future.......    7.93%      13,517,588
      NYMEX Light Sweet Crude Oil Future.......    7.83%      13,345,642
      NYMEX NY Harbor ULSD Future..............    3.69%       6,284,413
      NYMEX Reformulated Gasoline Blend Future.    4.25%       7,248,842
                                                             -----------
      Total Notional Amount....................              170,378,905
                                                             ===========

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


   (6) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Corn Future.........................    7.07%      4,274,993
      CBOT Soybean Future......................    6.28%      3,795,917
      CBOT Soybean Meal Future.................    3.50%      2,117,293
      CBOT Soybean Oil Future..................    2.44%      1,477,234
      CBOT Wheat Future........................    3.69%      2,227,242
      CME Lean Hogs Future.....................    1.83%      1,106,698
      CME Live Cattle Future...................    3.74%      2,262,703
      COMEX Copper Future......................    6.75%      4,078,950
      COMEX Gold 100 Troy Ounces Future........   11.74%      7,094,066
      COMEX Silver Future......................    3.43%      2,070,177
      ICE Brent Crude Oil Future...............    7.95%      4,806,779
      KCBT Hard Red Winter Wheat Future........    1.67%      1,007,473
      LME Nickel Future........................    3.01%      1,817,690
      LME Primary Aluminum Future..............    4.42%      2,670,151
      LME Zinc Future..........................    2.80%      1,691,456
      NYBOT CSC C Coffee Future................    2.43%      1,465,936
      NYBOT CSC Number 11 World Sugar Future...    2.64%      1,595,488
      NYBOT CTN Number 2 Cotton Future.........    1.44%        872,348
      NYMEX Henry Hub Natural Gas Future.......    8.00%      4,836,136
      NYMEX Light Sweet Crude Oil Future.......    7.56%      4,567,339
      NYMEX NY Harbor ULSD Future..............    3.73%      2,253,160
      NYMEX Reformulated Gasoline Blend Future.    3.87%      2,336,483
                                                             ----------
      Total Notional Amount....................              60,425,712
                                                             ==========

   (7) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

         Futures Contract                   % of Index Notional Amount
         ----------------                   ---------- ---------------
         CBOT Corn Future..................    6.75%     16,606,754
         CBOT Soybean Future...............    6.21%     15,273,507
         CBOT Soybean Meal Future..........    3.58%      8,811,398
         CBOT Soybean Oil Future...........    2.40%      5,914,149
         CBOT Wheat Future.................    3.73%      9,164,281
         CME Lean Hogs Future..............    2.13%      5,232,835
         CME Live Cattle Future............    3.65%      8,966,947
         COMEX Copper Future...............    6.57%     16,167,958
         COMEX Gold 100 Troy Ounces Future.   11.55%     28,409,011
         COMEX Silver Future...............    3.36%      8,269,385
         ICE Brent Crude Oil Future........    8.07%     19,836,064
         KCBT Hard Red Winter Wheat Future.    1.55%      3,803,786
         LME Nickel Future.................    2.90%      7,140,271

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      LME Primary Aluminum Future..............    4.47%      10,988,382
      LME Zinc Future..........................    2.78%       6,839,311
      NYBOT CSC C Coffee Future................    2.40%       5,909,248
      NYBOT CSC Number 11 World Sugar Future...    2.66%       6,538,517
      NYBOT CTN Number 2 Cotton Future.........    1.51%       3,707,087
      NYMEX Henry Hub Natural Gas Future.......    7.89%      19,396,527
      NYMEX Light Sweet Crude Oil Future.......    7.87%      19,366,432
      NYMEX NY Harbor ULSD Future..............    3.71%       9,122,801
      NYMEX Reformulated Gasoline Blend Future.    4.26%      10,470,362
                                                             -----------
      Total Notional Amount....................              245,935,013
                                                             ===========

(8) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

Referenced Commodity -- Long Position

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Corn Future.........................    7.08%      12,536,628
      CBOT Soybean Future......................    6.25%      11,067,738
      CBOT Soybean Meal Future.................    3.49%       6,186,676
      CBOT Soybean Oil Future..................    2.43%       4,300,990
      CBOT Wheat Future........................    3.76%       6,664,607
      CME Lean Hogs Future.....................    1.83%       3,236,253
      CME Live Cattle Future...................    3.68%       6,521,098
      COMEX Copper Future......................    6.74%      11,930,066
      COMEX Gold 100 Troy Ounces Future........   11.67%      20,660,094
      COMEX Silver Future......................    3.40%       6,013,806
      ICE Brent Crude Oil Future...............    8.03%      14,217,768
      KCBT Hard Red Winter Wheat Future........    1.68%       2,978,549
      LME Nickel Future........................    2.95%       5,221,411
      LME Primary Aluminum Future..............    4.48%       7,936,391
      LME Zinc Future..........................    2.80%       4,955,911
      NYBOT CSC C Coffee Future................    2.43%       4,297,425
      NYBOT CSC Number 11 World Sugar Future...    2.69%       4,755,054
      NYBOT CTN Number 2 Cotton Future.........    1.43%       2,533,224
      NYMEX Henry Hub Natural Gas Future.......    7.94%      14,055,501
      NYMEX Light Sweet Crude Oil Future.......    7.60%      13,456,712
      NYMEX NY Harbor ULSD Future..............    3.75%       6,634,442
      NYMEX Reformulated Gasoline Blend Future.    3.88%       6,873,688
                                                             -----------
      Total Notional Amount....................              177,034,032
                                                             ===========

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


   (9) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Corn Future.........................    6.75%      18,470,681
      CBOT Soybean Future......................    6.21%      16,993,027
      CBOT Soybean Meal Future.................    3.58%       9,796,302
      CBOT Soybean Oil Future..................    2.40%       6,567,353
      CBOT Wheat Future........................    3.73%      10,206,762
      CME Lean Hogs Future.....................    2.13%       5,828,526
      CME Live Cattle Future...................    3.65%       9,987,850
      COMEX Copper Future......................    6.57%      17,978,130
      COMEX Gold 100 Troy Ounces Future........   11.55%      31,605,388
      COMEX Silver Future......................    3.36%       9,194,295
      ICE Brent Crude Oil Future...............    8.07%      22,082,726
      KCBT Hard Red Winter Wheat Future........    1.55%       4,241,416
      LME Nickel Future........................    2.90%       7,935,552
      LME Primary Aluminum Future..............    4.47%      12,231,696
      LME Zinc Future..........................    2.78%       7,607,184
      NYBOT CSC C Coffee Future................    2.40%       6,567,353
      NYBOT CSC Number 11 World Sugar Future...    2.66%       7,278,817
      NYBOT CTN Number 2 Cotton Future.........    1.51%       4,131,960
      NYMEX Henry Hub Natural Gas Future.......    7.89%      21,590,174
      NYMEX Light Sweet Crude Oil Future.......    7.87%      21,535,446
      NYMEX NY Harbor ULSD Future..............    3.71%      10,152,034
      NYMEX Reformulated Gasoline Blend Future.    4.26%      11,657,052
                                                             -----------
      Total Notional Amount....................              273,639,724
                                                             ===========

   (10) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

         Futures Contract                   % of Index Notional Amount
         ----------------                   ---------- ---------------
         CBOT Corn Future..................    7.08%      7,689,281
         CBOT Soybean Future...............    6.25%      6,787,854
         CBOT Soybean Meal Future..........    3.49%      3,790,338
         CBOT Soybean Oil Future...........    2.43%      2,639,118
         CBOT Wheat Future.................    3.76%      4,083,573
         CME Lean Hogs Future..............    1.83%      1,987,484
         CME Live Cattle Future............    3.68%      3,996,689
         COMEX Copper Future...............    6.74%      7,320,022
         COMEX Gold 100 Troy Ounces Future.   11.68%     12,685,141
         COMEX Silver Future...............    3.40%      3,692,593
         ICE Brent Crude Oil Future........    8.03%      8,721,035
         KCBT Hard Red Winter Wheat Future.    1.68%      1,824,575
         LME Nickel Future.................    2.95%      3,203,867
         LME Primary Aluminum Future.......    4.48%      4,865,534

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      LME Zinc Future..........................    2.80%       3,040,959
      NYBOT CSC C Coffee Future................    2.43%       2,639,118
      NYBOT CSC Number 11 World Sugar Future...    2.69%       2,921,492
      NYBOT CTN Number 2 Cotton Future.........    1.43%       1,553,061
      NYMEX Henry Hub Natural Gas Future.......    7.94%       8,623,290
      NYMEX Light Sweet Crude Oil Future.......    7.60%       8,254,031
      NYMEX NY Harbor ULSD Future..............    3.75%       4,072,713
      NYMEX Reformulated Gasoline Blend Future.    3.88%       4,213,900
                                                             -----------
      Total Notional Amount....................              108,605,668
                                                             ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              Investments in Securities (Market Value)
                                          ------------------------------------------------
                                           Level 1      Level 2     Level 3     Total
                                          ---------- -------------- ------- --------------
Bonds
  Australia..............................         -- $  110,893,533   --    $  110,893,533
  Austria................................         --      1,462,527   --         1,462,527
  Belgium................................         --      9,883,499   --         9,883,499
  Canada.................................         --    175,556,296   --       175,556,296
  Finland................................         --      6,079,815   --         6,079,815
  France.................................         --     45,038,521   --        45,038,521
  Germany................................         --     65,831,580   --        65,831,580
  Ireland................................         --      9,686,873   --         9,686,873
  Italy..................................         --      2,584,520   --         2,584,520
  Japan..................................         --     44,536,460   --        44,536,460
  Netherlands............................         --     70,601,879   --        70,601,879
  Norway.................................         --     15,505,745   --        15,505,745
  Spain..................................         --     28,421,711   --        28,421,711
  Supranational Organization Obligations.         --     51,026,302   --        51,026,302
  Sweden.................................         --    113,155,651   --       113,155,651
  Switzerland............................         --     17,195,380   --        17,195,380
  United Kingdom.........................         --     26,523,741   --        26,523,741
  United States..........................         --    638,717,783   --       638,717,783
U.S. Treasury Obligations................         --    522,716,015   --       522,716,015
Securities Lending Collateral............         --     46,456,849   --        46,456,849
Swap Agreements**........................         --      1,171,890   --         1,171,890
Futures Contracts**...................... $1,090,143             --   --         1,090,143
Forward Currency Contracts**.............         --      6,683,768   --         6,683,768
                                          ---------- --------------   --    --------------
TOTAL.................................... $1,090,143 $2,009,730,338   --    $2,010,820,481
                                          ========== ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $45,404 of securities on loan)................................ $    1,955,418
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $46,455).         46,457
Segregated Cash for Swaps Contracts...........................................................         27,366
Foreign Currencies at Value...................................................................              2
Cash..........................................................................................         83,531
Receivables:
  Interest....................................................................................         12,111
  Securities Lending Income...................................................................              8
  Fund Shares Sold............................................................................          2,643
Unrealized Gain on Swap Contracts.............................................................          1,172
Unrealized Gain on Forward Currency Contracts.................................................          6,684
Prepaid Expenses and Other Assets.............................................................             33
                                                                                               --------------
     Total Assets.............................................................................      2,135,425
                                                                                               --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned............................................................         46,486
  Investment Securities Purchased.............................................................         13,663
  Fund Shares Redeemed........................................................................          1,205
  Due to Advisor..............................................................................            499
  Futures Margin Variation....................................................................            428
  Segregated Cash for Swap Contracts..........................................................         21,504
Accrued Expenses and Other Liabilities........................................................            114
                                                                                               --------------
    Total Liabilities.........................................................................         83,899
                                                                                               --------------
NET ASSETS.................................................................................... $    2,051,526
                                                                                               ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).......................................................    336,570,731
                                                                                               ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...................................... $         6.10
                                                                                               ==============
Investments at Cost........................................................................... $    1,978,643
                                                                                               ==============
Foreign Currencies at Cost.................................................................... $            2
                                                                                               ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................................... $    1,979,456
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)........             46
Accumulated Net Realized Gain (Loss)..........................................................         86,375
Net Unrealized Foreign Exchange Gain (Loss)...................................................          6,617
Net Unrealized Appreciation (Depreciation)....................................................        (20,968)
                                                                                               --------------
NET ASSETS.................................................................................... $    2,051,526
                                                                                               ==============
(1) NUMBER OF SHARES AUTHORIZED...............................................................  1,800,000,000
                                                                                               ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO#

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

Investment Income
  Interest.......................................................................................... $ 15,028
  Income from Securities Lending....................................................................       32
                                                                                                     --------
     Total Investment Income........................................................................   15,060
                                                                                                     --------
Expenses
  Investment Management Fees........................................................................    3,357
  Accounting & Transfer Agent Fees..................................................................       56
  Custodian Fees....................................................................................       26
  Filing Fees.......................................................................................       42
  Shareholders' Reports.............................................................................       34
  Directors'/Trustees' Fees & Expenses..............................................................        7
  Professional Fees.................................................................................       15
  Other.............................................................................................       20
                                                                                                     --------
     Total Expenses.................................................................................    3,557
                                                                                                     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D).     (606)
  Fees Paid Indirectly (Note D).....................................................................       (4)
                                                                                                     --------
  Net Expenses......................................................................................    2,947
                                                                                                     --------
  Net Investment Income (Loss)......................................................................   12,113
                                                                                                     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**....................................................................   (3,773)
    Affiliated Investment Companies Shares Sold.....................................................       (9)
    Futures.........................................................................................    5,574
    Swap Contracts..................................................................................   85,411
    Foreign Currency Transactions...................................................................      (11)
    Forward Currency Contracts......................................................................      942
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................  (16,500)
    Affiliated Investment Companies Shares..........................................................        4
    Futures.........................................................................................   (1,957)
    Swap Contracts..................................................................................   (3,317)
    Translation of Foreign Currency Denominated Amounts.............................................      (42)
    Forward Currency Contracts......................................................................    3,680
                                                                                                     --------
  Net Realized and Unrealized Gain (Loss)...........................................................   70,002
                                                                                                     --------
Net Increase (Decrease) in Net Assets Resulting from Operations..................................... $ 82,115
                                                                                                     ========

----------
**Net of foreign capital gain taxes withheld of $0.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        DFA Commodity Strategy
                                                                                               Portfolio
                                                                                        ----------------------
                                                                                        Six Months     Year
                                                                                           Ended      Ended
                                                                                         April 30,   Oct. 31,
                                                                                           2018        2017
                                                                                        ----------- ----------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................................... $   12,113  $   19,526
  Net Realized Gain (Loss) on:
    Investment Securities Sold*........................................................     (3,773)     (2,466)
    Affiliated Investment Companies Shares Sold........................................         (9)        (22)
    Futures............................................................................      5,574      (4,294)
    Swap Contracts.....................................................................     85,411      11,651
    Foreign Currency Transactions......................................................        (11)        (42)
    Forward Currency Contracts.........................................................        942          49
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................    (16,500)     (8,171)
    Affiliated Investment Companies Shares Sold........................................          4          (4)
    Futures............................................................................     (1,957)      4,164
    Swap Contracts.....................................................................     (3,317)     26,047
    Translation of Foreign Currency Denominated Amounts................................        (42)        (30)
    Forward Currency Contracts.........................................................      3,680       3,005
                                                                                        ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................     82,115      49,413
                                                                                        ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................    (42,351)    (22,518)
  Net Short-Term Gains:
    Institutional Class Shares.........................................................         --        (875)
  Net Long-Term Gains:
                                                                                        ----------  ----------
    Total Distributions................................................................    (42,351)    (23,393)
                                                                                        ----------  ----------
Capital Share Transactions (1):
  Shares Issued........................................................................    501,160     723,399
  Shares Issued in Lieu of Cash Distributions..........................................     38,383      22,385
  Shares Redeemed......................................................................   (256,102)   (641,580)
                                                                                        ----------  ----------
    Net Increase (Decrease) from Capital Share Transactions............................    283,441     104,204
                                                                                        ----------  ----------
    Total Increase (Decrease) in Net Assets............................................    323,205     130,224
Net Assets
  Beginning of Period..................................................................  1,728,321   1,598,097
                                                                                        ----------  ----------
  End of Period........................................................................ $2,051,526  $1,728,321
                                                                                        ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................     83,760     123,067
  Shares Issued in Lieu of Cash Distributions..........................................      6,746       3,816
  Shares Redeemed......................................................................    (43,040)   (109,656)
                                                                                        ----------  ----------
    Net Increase (Decrease) from Shares Issued and Redeemed............................     47,466      17,227
                                                                                        ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income). $       46  $   30,284

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                               DFA Commodity Strategy Portfolio
                                         --------------------------------------------------------------------------
                                          Six Months       Year         Year         Year         Year        Year
                                             Ended        Ended        Ended        Ended        Ended       Ended
                                           April 30,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                             2018          2017         2016         2015         2014        2013
---------------------------------------------------------------------------------------------------------------------
                                          (Unaudited)
Net Asset Value, Beginning of Period.... $     5.98     $     5.88  $     5.93   $     8.00   $     8.30   $   9.40
                                         ----------     ----------  ----------   ----------   ----------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.04           0.07        0.05         0.05         0.06       0.06
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       0.23           0.11       (0.07)       (2.05)       (0.31)     (1.10)
                                         ----------     ----------  ----------   ----------   ----------   --------
   Total from Investment Operations.....       0.27           0.18       (0.02)       (2.00)       (0.25)     (1.04)
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.15)         (0.08)      (0.03)       (0.06)       (0.04)     (0.04)
 Net Realized Gains.....................         --             --          --        (0.01)       (0.01)     (0.02)
                                         ----------     ----------  ----------   ----------   ----------   --------
   Total Distributions..................      (0.15)         (0.08)      (0.03)       (0.07)       (0.05)     (0.06)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     6.10     $     5.98  $     5.88   $     5.93   $     8.00   $   8.30
=======================================  ===========    ==========  ==========   ==========   ==========   ========
Total Return............................       4.67%(D)       3.15%      (0.26)%     (25.16)%      (3.08)%   (11.15)%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $2,051,526     $1,728,321  $1,598,097   $1,207,071   $1,194,191   $786,314
Ratio of Expenses to Average Net Assets.       0.32%(E)       0.33%       0.33%        0.34%        0.33%      0.34%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly))......................       0.39%(E)       0.39%       0.40%        0.40%        0.39%      0.40%
Ratio of Net Investment Income to
 Average Net Assets.....................       1.32%(E)       1.17%       0.95%        0.77%        0.65%      0.66%
Portfolio Turnover Rate.................         41%(D)        102%        159%         124%         104%        64%
---------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 in the hierarchy.

   Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of April 30, 2018, the Portfolio held a $427,583,917 investment in the Subsidiary, representing 20.84% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2018, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. At April 30, 2018, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2018, approximately $606 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the six months ended April 30, 2018, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $4

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $158 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At April 30, 2018, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $27

F. Purchases and Sales of Securities:

   For the six months ended April 30, 2018, the Portfolio's transactions related to investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

                                       U.S. Government    Other Investment
                                          Securities         Securities
                                      ------------------ ------------------
                                      Purchases  Sales   Purchases  Sales
                                      --------- -------- --------- --------
    DFA Commodity Strategy Portfolio. $504,671  $531,203 $550,734  $193,565

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                           Net Realized
                                                           Gain/(Loss)                                         Dividend
                                                           on Sales of    Change in                           Income from
                                                            Affiliated   Unrealized                           Affiliated
                           Balance at Purchases  Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                            10/31/17   at Cost  from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
-                          ---------- --------- ---------- ------------ ------------- ---------- ------------ -----------
DFA Commodity Strategy
 Portfolio
DFA Short Term Investment
 Fund.....................  $42,409   $137,244   $133,191      $(9)          $4        $46,457      4,015        $277
                            -------   --------   --------      ---           --        -------      -----        ----
Total.....................  $42,409   $137,244   $133,191      $(9)          $4        $46,457      4,015        $277
                            =======   ========   ========      ===           ==        =======      =====        ====

                           Capital Gain
                           Distributions
                               from
                            Affiliated
                            Investment
                             Companies
-                          -------------
DFA Commodity Strategy
 Portfolio
DFA Short Term Investment
 Fund.....................      --
                                --
Total.....................      --
                                ==

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.     $5,774           $644         $(6,418)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- -------
     DFA Commodity Strategy Portfolio
     2016.............................    $ 7,540         $154      $ 7,694
     2017.............................     23,393           --       23,393

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                      Net Investment
                                        Income and
                                        Short-Term     Long-Term
                                      Capital Gains  Capital Gains  Total
                                      -------------- ------------- -------
    DFA Commodity Strategy Portfolio.    $(5,774)         --       $(5,774)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                               Total Net
                                  Net Investment                                            Distributable
                                    Income and   Undistributed                 Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                  -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio.    $39,616          --          $(1,758)      $(5,453)       $32,405

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after

October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                 Unlimited Total
                                                 --------- ------
               DFA Commodity Strategy Portfolio.  $1,758   $1,758

   During the year ended October 31, 2017, the Portfolio did not utilize capital loss carryforwards to offset realized capital gains for federal income tax purposes.

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                             Net
                                                                          Unrealized
                                  Federal Tax  Unrealized   Unrealized   Appreciation
                                     Cost     Appreciation Depreciation (Depreciation)
                                  ----------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $2,034,333     $4,602      $(28,115)     $(23,513)

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   The Subsidiary's securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amounts in thousands):

                                            Forward
                                           Currency            Swap
                                           Contracts Futures Contracts
                                           --------- ------- ---------
         DFA Commodity Strategy Portfolio.  270,425  104,129 1,768,710

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of April 30, 2018:

                           Location on the Statement of Assets and Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Forward Currency          Unrealized Gain on         Unrealized Loss on
   Contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Commodity Futures         Receivables: Futures       Payables: Futures Margin
   Contracts                 Margin Variation           Variation

 Commodity Swap Contracts  Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                             Asset Derivatives Value
                                  ---------------------------------------------
                                   Total Value    Forward  Commodity
                                        at       Currency   Futures     Swap
                                  April 30, 2018 Contracts Contracts* Contracts
                                  -------------- --------- ---------- ---------
DFA Commodity Strategy Portfolio.    $11,619      $6,684     $3,763    $1,172


                                  Liability Derivatives Value
                                  ---------------------------
                                   Total Value      Forward   Commodity
                                        at         Currency    Futures     Swap
                                  April 30, 2018   Contracts  Contracts* Contracts
                                  --------------   ---------  ---------- ---------
DFA Commodity Strategy Portfolio.    $(2,673)         --       $(2,673)     --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the six months ended April 30, 2018:

Derivative Type              Location of Gain (Loss) on Derivatives
---------------              --------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures
                             Change in Unrealized Appreciation (Depreciation) of:
                               Futures
Forward Currency Contracts   Net Realized Gain (Loss) on: Forward Currency Contracts
                             Change in Unrealized Appreciation (Depreciation) of:
                               Forward Currency Contracts
Swap Contracts               Net Realized Gain (Loss) on: Swap Contracts
                             Change in Unrealized Appreciation (Depreciation) of:
                               Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                      Realized Gain (Loss) on
                                         Derivatives
                                      -----------------------
                                                       Forward    Commodity
                                                      Currency     Futures    Swap
                                       Total          Contracts   Contracts Contracts
                                       -------        ---------   --------- ---------
    DFA Commodity Strategy Portfolio. $91,927          $  942      $ 5,574   $85,411

                                      Change in Unrealized
                                      Appreciation (Depreciation)
                                        on Derivatives
                                      -----------------------
                                                       Forward    Commodity
                                                      Currency     Futures    Swap
                                       Total          Contracts   Contracts Contracts
                                       -------        ---------   --------- ---------
    DFA Commodity Strategy Portfolio. $(1,594)         $3,680      $(1,957)  $(3,317)

Offsetting of Derivative Assets and Derivative Liabilities

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2018 (Amounts in thousands):

                                         Net                                                   Net
                                       Amounts                                               Amounts
                                         of        Gross Amounts Not                           of        Gross Amounts Not
                                       Assets        Offset in the                         Liabilities     Offset in the
                                      Presented   Statements of Assets                      Presented   Statements of Assets
                            Gross      in the       and Liabilities               Gross      in the       and Liabilities
                          Amounts of Statements  ----------------------        Amounts of  Statements  ----------------------
                          Recognized  of Assets   Financial     Cash     Net   Recognized   of Assets   Financial     Cash
                            Assets       and     Instruments Collateral Amount Liabilities     and     Instruments Collateral
Description                  (a)     Liabilities     (b)      Received   (c)       (a)     Liabilities     (d)      Pledged
-----------               ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ----------
                                                 Assets                                             Liabilities
                          ---------------------------------------------------- ----------------------------------------------
DFA Commodity
 Strategy Portfolio
  JP Morgan..............   $5,706     $5,706        --          --     $5,706     --          --          --          --
  State Street Bank
   and Trust.............      978        978        --          --        978     --          --          --          --
  Citibank, N.A..........      124        124        --          --        124     --          --          --          --
  Credit Suisse..........      150        150        --          --        150     --          --          --          --
  Deutsche Bank AG,
   London Branch.........       91         91        --          --         91     --          --          --          --
  Merrill Lynch Capital
   Services, Inc.........      107        107        --          --        107     --          --          --          --
  UBS AG.................      700        700        --          --        700     --          --          --          --
                            ------     ------        --          --     ------     --          --          --          --
                            $7,856     $7,856        --          --     $7,856     --          --          --          --
                            ======     ======        ==          ==     ======     ==          ==          ==          ==







                           Net
                          Amount
Description                (e)
-----------               ------

                          -------
DFA Commodity
 Strategy Portfolio
  JP Morgan..............   --
  State Street Bank
   and Trust.............   --
  Citibank, N.A..........   --
  Credit Suisse..........   --
  Deutsche Bank AG,
   London Branch.........   --
  Merrill Lynch Capital
   Services, Inc.........   --
  UBS AG.................   --
                            --
                            --
                            ==

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolio did not utilize the interfund lending program during the six months ended April 30, 2018.

J. Securities Lending:

   As of April 30, 2018, the Portfolio had a security on loan to a broker/dealer, for which the Portfolio received cash collateral.

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                      Remaining Contractual Maturity of the Agreements
                                                    As of April 30, 2018
                                  --------------------------------------------------------
                                  Overnight and            Between
                                   Continuous   <30 days 30 & 90 days >90 days    Total
                                  ------------- -------- ------------ -------- -----------
Securities Lending Transactions
DFA Commodity Strategy Portfolio
Bonds, U.S. Treasury Obligations.  $46,456,849     --         --         --    $46,456,849

K. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

M. Other:

   At April 30, 2018, 4 shareholders held 66% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2018
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/17  04/30/18    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA International Value Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,047.90    0.68%    $3.45
   Institutional Class Shares......... $1,000.00 $1,049.40    0.43%    $2.18
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.42    0.68%    $3.41
   Institutional Class Shares......... $1,000.00 $1,022.66    0.43%    $2.16

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/17  04/30/18    Ratio*   Period*
                                    --------- --------- ---------- --------
     U.S. Large Company Portfolio
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,037.50    0.08%    $0.40
     Hypothetical 5% Annual Return. $1,000.00 $1,024.40    0.08%    $0.40

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                           Affiliated Investment Company
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

           U.S. Large Company Portfolio
Consumer Discretionary.......................  12.9%
Consumer Staples.............................   7.0%
Energy.......................................   6.2%
Financials...................................  14.7%
Health Care..................................  14.1%
Industrials..................................   9.9%
Information Technology.......................  24.8%
Materials....................................   2.9%
Real Estate..................................   2.7%
Telecommunication Services...................   1.9%
Utilities....................................   2.9%
                                              -----
                                              100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                 Value+
                                                             ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................. $10,432,935,162
                                                             ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY....... $10,432,935,162
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
COMMON STOCKS -- (97.8%)
Consumer Discretionary -- (12.7%)
*   Amazon.com, Inc...................   146,080 $  228,780,270            2.8%
*   Booking Holdings, Inc.............    17,740     38,637,720            0.5%
    Comcast Corp. Class A............. 1,685,108     52,895,540            0.6%
    Home Depot, Inc. (The)............   424,543     78,455,546            1.0%
    McDonald's Corp...................   289,822     48,527,796            0.6%
*   Netflix, Inc......................   157,765     49,295,252            0.6%
    Walt Disney Co. (The).............   546,671     54,847,501            0.7%
    Other Securities..................              511,126,518            6.1%
                                                 --------------           -----
Total Consumer Discretionary..........            1,062,566,143           12.9%
                                                 --------------           -----
Consumer Staples -- (6.8%)
    Altria Group, Inc.................   690,921     38,767,577            0.5%
    Coca-Cola Co. (The)............... 1,395,809     60,312,907            0.7%
    PepsiCo, Inc......................   517,030     52,189,008            0.6%
    Philip Morris International, Inc..   564,656     46,301,792            0.6%
    Procter & Gamble Co. (The)........   916,528     66,301,635            0.8%
    Walmart, Inc......................   527,727     46,682,730            0.6%
    Other Securities..................              261,079,554            3.1%
                                                 --------------           -----
Total Consumer Staples................              571,635,203            6.9%
                                                 --------------           -----
Energy -- (6.1%)
    Chevron Corp......................   694,485     86,887,018            1.1%
    Exxon Mobil Corp.................. 1,540,486    119,772,786            1.4%
    Other Securities..................              305,599,435            3.7%
                                                 --------------           -----
Total Energy..........................              512,259,239            6.2%
                                                 --------------           -----
Financials -- (14.4%)
    Bank of America Corp.............. 3,478,216    104,068,223            1.3%
*   Berkshire Hathaway, Inc. Class B..   699,705    135,553,850            1.6%
    Citigroup, Inc....................   934,365     63,789,099            0.8%
    JPMorgan Chase & Co............... 1,247,711    135,726,003            1.6%
    Wells Fargo & Co.................. 1,596,006     82,928,472            1.0%
    Other Securities..................              681,447,893            8.3%
                                                 --------------           -----
Total Financials......................            1,203,513,540           14.6%
                                                 --------------           -----
Health Care -- (13.8%)
    Abbott Laboratories...............   632,965     36,794,255            0.4%
    AbbVie, Inc.......................   579,544     55,954,973            0.7%
    Amgen, Inc........................   243,024     42,402,828            0.5%
    Johnson & Johnson.................   975,387    123,376,702            1.5%
    Medtronic P.L.C...................   492,714     39,481,173            0.5%
    Merck & Co., Inc..................   980,218     57,705,434            0.7%
    Pfizer, Inc....................... 2,164,204     79,231,508            1.0%
    UnitedHealth Group, Inc...........   351,800     83,165,520            1.0%
    Other Securities..................              641,326,928            7.8%
                                                 --------------           -----
Total Health Care.....................            1,159,439,321           14.1%
                                                 --------------           -----
Industrials -- (9.7%)
    3M Co.............................   216,498     42,085,046            0.5%
    Boeing Co. (The)..................   201,112     67,082,919            0.8%
    General Electric Co............... 3,156,608     44,413,475            0.5%
    Honeywell International, Inc......   273,395     39,554,789            0.5%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                                 Percentage
                                                                       Shares       Value+     of Net Assets**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      Union Pacific Corp............................................    286,206 $   38,245,708            0.5%
      Other Securities..............................................               580,000,115            7.1%
                                                                                --------------          ------
Total Industrials...................................................               811,382,052            9.9%
                                                                                --------------          ------
Information Technology -- (24.2%)
*     Adobe Systems, Inc............................................    178,752     39,611,443            0.5%
*     Alphabet, Inc. Class A........................................    108,519    110,535,283            1.3%
*     Alphabet, Inc. Class C........................................    110,654    112,571,634            1.4%
      Apple, Inc....................................................  1,844,691    304,853,635            3.7%
      Cisco Systems, Inc............................................  1,751,440     77,571,278            0.9%
*     Facebook, Inc. Class A........................................    871,053    149,821,116            1.8%
      Intel Corp....................................................  1,701,445     87,828,591            1.1%
      International Business Machines Corp..........................    311,454     45,148,372            0.6%
      Mastercard, Inc. Class A......................................    335,617     59,830,443            0.7%
      Microsoft Corp................................................  2,799,311    261,791,565            3.2%
      NVIDIA Corp...................................................    219,952     49,467,205            0.6%
      Oracle Corp...................................................  1,098,635     50,174,660            0.6%
      Texas Instruments, Inc........................................    357,663     36,277,758            0.4%
#     Visa, Inc. Class A............................................    655,356     83,151,569            1.0%
      Other Securities..............................................               563,776,035            6.9%
                                                                                --------------          ------
Total Information Technology........................................             2,032,410,587           24.7%
                                                                                --------------          ------
Materials -- (2.8%)
      DowDuPont, Inc................................................    850,719     53,799,470            0.7%
      Other Securities..............................................               180,124,095            2.1%
                                                                                --------------          ------
Total Materials.....................................................               233,923,565            2.8%
                                                                                --------------          ------
Real Estate -- (2.7%)
      Other Securities..............................................               225,491,475            2.7%
                                                                                --------------          ------
Telecommunication Services -- (1.8%)
      AT&T, Inc.....................................................  2,232,238     72,994,183            0.9%
      Verizon Communications, Inc...................................  1,500,749     74,061,963            0.9%
      Other Securities..............................................                 6,617,453            0.1%
                                                                                --------------          ------
Total Telecommunication Services....................................               153,673,599            1.9%
                                                                                --------------          ------
Utilities -- (2.8%)
      Other Securities..............................................               238,680,024            2.9%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             8,204,974,748           99.6%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             8,204,974,748
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 27,525,395     27,525,395            0.3%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (1.9%)
(S)@  DFA Short Term Investment Fund................................ 13,351,146    154,472,760            1.9%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,790,445,865)...........................................              $8,386,972,903          101.8%
                                                                                ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                        Unrealized
                         Number of Expiration  Notional     Market     Appreciation
Description              Contracts    Date      Value       Value     (Depreciation)
-----------              --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index..    261     06/15/18  $34,859,996 $34,543,350   $(316,646)
                                              ----------- -----------   ----------
Total futures contracts.                      $34,859,996 $34,543,350   $(316,646)
                                              =========== ===========   ==========

Summary of the Fund's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------  ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $1,062,566,143            --   --    $1,062,566,143
  Consumer Staples............    571,635,203            --   --       571,635,203
  Energy......................    512,259,239            --   --       512,259,239
  Financials..................  1,203,513,540            --   --     1,203,513,540
  Health Care.................  1,159,439,321            --   --     1,159,439,321
  Industrials.................    811,382,052            --   --       811,382,052
  Information Technology......  2,032,410,587            --   --     2,032,410,587
  Materials...................    233,923,565            --   --       233,923,565
  Real Estate.................    225,491,475            --   --       225,491,475
  Telecommunication Services..    153,673,599            --   --       153,673,599
  Utilities...................    238,680,024            --   --       238,680,024
Temporary Cash Investments....     27,525,395            --   --        27,525,395
Securities Lending Collateral.             --  $154,472,760   --       154,472,760
Futures Contracts**...........       (316,646)           --   --          (316,646)
                               --------------  ------------   --    --------------
TOTAL......................... $8,232,183,497  $154,472,760   --    $8,386,656,257
                               ==============  ============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                                U.S. Large
                                                                                             DFA International    Company
                                                                                              Value Portfolio   Portfolio *
                                                                                             ----------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value.......................................  $   10,432,935             --
Investments at Value (including $0 and $368,928 of securities on loan, respectively)........              --   $  8,204,975
Temporary Cash Investments at Value & Cost..................................................              --         27,525
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0 and
 $154,469)..................................................................................              --        154,473
Segregated Cash for Futures Contracts.......................................................              --          1,514
Receivables:
  Dividends, Interest and Tax Reclaims......................................................              --          7,114
  Securities Lending Income.................................................................              --             55
  Fund Shares Sold..........................................................................           5,380          5,550
Prepaid Expenses and Other Assets...........................................................              81             90
                                                                                              --------------   ------------
     Total Assets...........................................................................      10,438,396      8,401,296
                                                                                              --------------   ------------
LIABILITIES:
Payables:
  Due to Custodian..........................................................................              --             23
  Upon Return of Securities Loaned..........................................................              --        154,469
  Fund Shares Redeemed......................................................................           4,251          3,449
  Due to Advisor............................................................................           1,702            398
  Futures Margin Variation..................................................................              --            320
Accrued Expenses and Other Liabilities......................................................             426            762
                                                                                              --------------   ------------
     Total Liabilities......................................................................           6,379        159,421
                                                                                              --------------   ------------
NET ASSETS..................................................................................  $   10,432,017   $  8,241,875
                                                                                              ==============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $3,578 and $0 and shares outstanding of
 173,174 and 0, respectively................................................................  $        20.66            N/A
                                                                                              ==============   ============
NUMBER OF SHARES AUTHORIZED.................................................................     100,000,000            N/A
                                                                                              ==============   ============
Institutional Class Shares -- based on net assets of $10,428,439 and $8,241,875 and
 shares outstanding of 503,298,410 and 400,639,495, respectively............................  $        20.72   $      20.57
                                                                                              ==============   ============
NUMBER OF SHARES AUTHORIZED.................................................................   1,500,000,000    900,000,000
                                                                                              ==============   ============
Investments at Cost.........................................................................             N/A   $  3,608,452
                                                                                              ==============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................................................  $    8,460,001   $  3,783,273
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)....................................................................................          84,460         15,171
Accumulated Net Realized Gain (Loss)........................................................         208,713       (152,788)
Net Unrealized Foreign Exchange Gain (Loss).................................................            (990)            --
Net Unrealized Appreciation (Depreciation)..................................................       1,679,833      4,596,219
                                                                                              --------------   ------------
NET ASSETS..................................................................................  $   10,432,017   $  8,241,875
                                                                                              ==============   ============

----------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                  DFA         U.S.
                                                                                             International   Large
                                                                                                 Value      Company
                                                                                              Portfolio*#  Portfolio#
                                                                                             ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $17,490 and $0, respectively)...............   $169,618           --
    Income from Securities Lending..........................................................      3,558           --
    Expenses Allocated from Affiliated Investment Company...................................    (10,884)          --
                                                                                               --------     --------
     Total Net Investment Income Received from Affiliated Investment Companies..............    162,292           --
                                                                                               --------     --------
Fund Investment Income
  Dividends.................................................................................         --     $ 80,102
  Income from Securities Lending............................................................         --          341
                                                                                               --------     --------
     Total Investment Income................................................................         --       80,443
                                                                                               --------     --------
Fund Expenses
  Investment Management Fees................................................................     20,332        2,477
  Accounting & Transfer Agent Fees..........................................................        183          237
  S&P 500(R) Fees...........................................................................         --           51
  Custodian Fees............................................................................         --           48
  Shareholder Servicing Fees................................................................
    Class R2 Shares.........................................................................          5           --
  Filing Fees...............................................................................         98           81
  Shareholders' Reports.....................................................................        150           68
  Directors'/Trustees' Fees & Expenses......................................................         39           32
  Professional Fees.........................................................................         62           84
  Other.....................................................................................         27          101
                                                                                               --------     --------
     Total Expenses.........................................................................     20,896        3,179
                                                                                               --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................         --          124
    Institutional Class Shares..............................................................    (10,162)          --
    Class R2 Shares.........................................................................         (4)          --
                                                                                               --------     --------
  Net Expenses..............................................................................     10,730        3,303
                                                                                               --------     --------
  Net Investment Income (Loss)..............................................................    151,562       77,140
                                                                                               --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................................         --       16,089
    Affiliated Investment Companies Shares Sold.............................................         --          (25)
    Transactions Allocated from Affiliated Investment Company...............................    283,028           --
    Futures.................................................................................         --        2,397
    Foreign Currency Transactions...........................................................      1,424           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................................         --      212,151
    Affiliated Investment Companies Shares..................................................         --           (8)
    Transactions Allocated from Affiliated Investment Company...............................     52,541           --
    Futures.................................................................................         --         (400)
    Translation of Foreign Currency Denominated Amounts.....................................       (950)          --
                                                                                               --------     --------
  Net Realized and Unrealized Gain (Loss)...................................................    336,043      230,204
                                                                                               --------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations.............................   $487,605     $307,344
                                                                                               ========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                  DFA International Value     U.S. Large Company
                                                                         Portfolio                Portfolio
                                                                 ------------------------  -----------------------
                                                                 Six Months       Year     Six Months      Year
                                                                    Ended        Ended        Ended       Ended
                                                                  April 30,     Oct. 31,    April 30,    Oct. 31,
                                                                    2018          2017        2018         2017
                                                                 -----------  -----------  ----------- -----------
                                                                 (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................................. $   151,562  $   267,641  $   77,140  $   146,387
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................................          --           --      16,089       25,596
    Affiliated Investment Companies Shares Sold.................          --           --         (25)          21
    Transactions Allocated from Affiliated Investment Company...     283,028      104,748          --           --
    Futures.....................................................          --       12,673       2,397        4,571
    Foreign Currency Transactions...............................       1,424       (1,987)         --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................          --    1,639,175     212,151    1,352,486
    Affiliated Investment Companies Shares Sold.................          --           --          (8)         (37)
    Transactions Allocated from Affiliated Investment Company...      52,541           --          --           --
    Futures.....................................................          --        2,759        (400)         181
    Translation of Foreign Currency Denominated Amounts.........        (950)         803          --           --
                                                                 -----------  -----------  ----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................     487,605    2,025,812     307,344    1,529,205
                                                                 -----------  -----------  ----------  -----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.............................................         (32)        (109)         --           --
    Institutional Class Shares..................................     (97,696)    (277,230)    (70,019)    (154,814)
  Net Short-Term Gains:
    Institutional Class Shares..................................          --           --      (2,185)        (124)
  Net Long-Term Gains:
    Institutional Class Shares..................................          --           --     (19,860)     (38,779)
                                                                 -----------  -----------  ----------  -----------
     Total Distributions........................................     (97,728)    (277,339)    (92,064)    (193,717)
                                                                 -----------  -----------  ----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................................     940,226    1,967,887     753,520    1,555,398
  Shares Issued in Lieu of Cash Distributions...................      95,034      269,559      84,534      171,570
  Shares Redeemed...............................................    (834,259)  (1,418,753)   (807,637)  (1,432,214)
                                                                 -----------  -----------  ----------  -----------
     Net Increase (Decrease) from Capital Share Transactions....     201,001      818,693      30,417      294,754
                                                                 -----------  -----------  ----------  -----------
     Total Increase (Decrease) in Net Assets....................     590,878    2,567,166     245,697    1,630,242
Net Assets
  Beginning of Period...........................................   9,841,139    7,273,973   7,996,178    6,365,936
                                                                 -----------  -----------  ----------  -----------
  End of Period................................................. $10,432,017  $ 9,841,139  $8,241,875  $ 7,996,178
                                                                 ===========  ===========  ==========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................      45,710      109,955      36,130       84,803
  Shares Issued in Lieu of Cash Distributions...................       4,758       14,996       4,134        9,395
  Shares Redeemed...............................................     (40,542)     (77,571)    (38,526)     (77,231)
                                                                 -----------  -----------  ----------  -----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................       9,926       47,380       1,738       16,967
                                                                 ===========  ===========  ==========  ===========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................... $    84,460  $    30,626  $   15,171  $     8,050

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                     DFA International Value Portfolio-Class R2 Shares
                                -----------------------------------------------------------
                                Six Months     Year     Year      Year      Year      Year
                                   Ended      Ended    Ended     Ended     Ended     Ended
                                 April 30,   Oct. 31, Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                   2018        2017     2016      2015      2014      2013
--------------------------------------------------------------------------------------------
                                (Unaudited)
Net Asset Value, Beginning of
 Period........................   $19.89      $16.27   $16.93   $ 18.48   $ 19.46    $15.72
                                  ------      ------   ------   -------   -------    ------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................     0.27        0.55     0.53      0.51      0.74      0.49
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     0.68        3.61    (0.65)    (1.55)    (0.93)     3.77
                                  ------      ------   ------   -------   -------    ------
   Total from Investment
    Operations.................     0.95        4.16    (0.12)    (1.04)    (0.19)     4.26
--------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........    (0.18)      (0.54)   (0.54)    (0.51)    (0.79)    (0.52)
                                  ------      ------   ------   -------   -------    ------
   Total Distributions.........    (0.18)      (0.54)   (0.54)    (0.51)    (0.79)    (0.52)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period.   $20.66      $19.89   $16.27   $ 16.93   $ 18.48    $19.46
==============================  ===========  ======== ========  ========  ========  ========
Total Return...................     4.79%(D)   25.99%   (0.43)%   (5.78)%   (1.21)%   27.61%
--------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................   $3,578      $3,508   $3,308   $10,404   $11,200    $5,517
Ratio of Expenses to Average
 Net Assets(B).................     0.68%(E)    0.68%    0.68%     0.68%     0.68%     0.69%
Ratio of Expenses to Average
 Net Assets (Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor)(B).     0.88%(E)    0.88%    0.88%     0.73%     0.68%     0.69%
Ratio of Net Investment
 Income to Average Net Assets..     2.65%(E)    3.07%    3.42%     2.81%     3.79%     2.84%
--------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                         DFA International Value Portfolio-Institutional Class Shares
                                -----------------------------------------------------------------------------
                                  Six Months       Year         Year         Year         Year        Year
                                     Ended        Ended        Ended        Ended        Ended       Ended
                                   April 30,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                     2018          2017         2016         2015         2014        2013
--------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     19.94     $    16.30  $    16.92   $    18.47   $    19.45   $    15.72
                                -----------     ----------  ----------   ----------   ----------   ----------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................        0.30           0.56        0.55         0.56         0.84         0.52
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        0.68           3.66       (0.63)       (1.56)       (0.98)        3.78
                                -----------     ----------  ----------   ----------   ----------   ----------
   Total from Investment
    Operations.................        0.98           4.22       (0.08)       (1.00)       (0.14)        4.30
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.20)         (0.58)      (0.54)       (0.55)       (0.84)       (0.57)
                                -----------     ----------  ----------   ----------   ----------   ----------
   Total Distributions.........       (0.20)         (0.58)      (0.54)       (0.55)       (0.84)       (0.57)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $     20.72     $    19.94  $    16.30   $    16.92   $    18.47   $    19.45
==============================  ===========     ==========  ==========   ==========   ==========   ==========
Total Return...................        4.94%(D)      26.36%      (0.20)%      (5.58)%      (0.97)%      27.90%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $10,428,439     $9,837,631  $7,270,665   $6,795,481   $6,991,214   $6,522,355
Ratio of Expenses to Average
 Net Assets(B).................        0.43%(E)       0.43%       0.43%        0.43%        0.43%        0.43%
Ratio of Expenses to Average
 Net Assets (Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor
 and (Fees Paid Indirectly))
 (B)...........................        0.63%(E)       0.63%       0.63%        0.49%        0.43%        0.43%
Ratio of Net Investment
 Income to Average Net Assets..        2.98%(E)       3.12%       3.51%        3.10%        4.29%        3.00%
--------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                       U.S. Large Company Portfolio
                                -------------------------------------------------------------------------
                                 Six Months       Year        Year        Year        Year        Year
                                    Ended        Ended       Ended       Ended       Ended       Ended
                                  April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                    2018          2017        2016        2015        2014        2013
----------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    20.05     $    16.67  $    16.42  $    15.94  $    13.87  $    11.15
                                ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................       0.19           0.37        0.35        0.33        0.29        0.27
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       0.57           3.50        0.38        0.47        2.07        2.71
                                ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.................       0.76           3.87        0.73        0.80        2.36        2.98
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.18)         (0.39)      (0.34)      (0.32)      (0.29)      (0.26)
 Net Realized Gains............      (0.06)         (0.10)      (0.14)         --          --          --
                                ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions.........      (0.24)         (0.49)      (0.48)      (0.32)      (0.29)      (0.26)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    20.57     $    20.05  $    16.67  $    16.42  $    15.94  $    13.87
==============================  ===========    ==========  ==========  ==========  ==========  ==========
Total Return...................       3.75%(D)      23.55%       4.54%       5.09%      17.17%      27.10%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $8,241,875     $7,996,178  $6,365,936  $5,810,743  $5,668,374  $4,917,336
Ratio of Expenses to Average
 Net Assets....................       0.08%(E)       0.08%       0.08%       0.08%       0.08%       0.09%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor).........       0.08%(E)       0.08%       0.08%       0.09%       0.08%       0.10%
Ratio of Net Investment
 Income to Average Net Assets..       1.87%(E)       1.99%       2.17%       2.05%       1.95%       2.13%
Portfolio Turnover Rate........          3%(D)          7%          9%          2%          3%          3%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2018, the Feeder Fund owned 78% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2018, the U.S. Large Company Portfolio's and the Feeder Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.06% and 0.40%, respectively, of average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. For the six months ended April 30, 2018, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2018, are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

                                                                      Previously       Net Waived Fees/
                                                      Recovery       Waived Fees/      Expenses Assumed
                                        Expense    of Previously   Expenses Assumed  (Recovered Previously
                                       Limitation   Waived Fees/   Subject to Future     Waived Fees/
Institutional Class Shares               Amount   Expenses Assumed     Recovery        Expenses Assumed)
--------------------------             ---------- ---------------- ----------------- ---------------------
DFA International Value Portfolio (1).    0.40%           --               --               $10,162
U.S. Large Company Portfolio (2)......    0.08%         $152             $675                  (124)

Class R2 Shares
---------------
DFA International Value Portfolio (1).    0.79%           --               --                     4

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (2) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Annualized Expense Ratio"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the Portfolio Expenses of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $16 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $289
                    U.S. Large Company Portfolio......  324

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2018, U.S. Large Company Portfolio's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                              Purchases  Sales
                                              --------- --------
                U.S. Large Company Portfolio. $254,160  $230,900

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                    Net Realized                                                   Capital Gain
                                                    Gain/(Loss)                                         Dividend   Distributions
                                                    on Sales of    Change in                           Income from     from
                                                     Affiliated   Unrealized                           Affiliated   Affiliated
                    Balance at Purchases  Proceeds   Investment  Appreciation/ Balance at Shares as of Investment   Investment
                     10/31/17   at Cost  from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies    Companies
                    ---------- --------- ---------- ------------ ------------- ---------- ------------ ----------- -------------
U.S. Large Company
 Portfolio
DFA Short Term
 Investment Fund...  $185,593  $707,778   $738,865      $(25)         $(8)      $154,473     13,351      $1,554         $--
                     --------  --------   --------      ----          ---       --------     ------      ------         ---
Total..............  $185,593  $707,778   $738,865      $(25)         $(8)      $154,473     13,351      $1,554         $--
                     ========  ========   ========      ====          ===       ========     ======      ======         ===

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of

October 31, 2017, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
DFA International Value Portfolio.     $  322         $  (183)        $(139)
U.S. Large Company Portfolio......      3,250          (3,153)          (97)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2016..............................    $224,802            --    $224,802
    2017..............................     277,339            --     277,339
    U.S. Large Company Portfolio
    2016..............................     125,202       $47,852     173,054
    2017..............................     154,938        38,779     193,717

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- -------
    DFA International Value Portfolio.    $  (322)           --     $  (322)
    U.S. Large Company Portfolio......     (2,859)        $(391)     (3,250)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                               Total Net
                                   Net Investment                                            Distributable
                                     Income and   Undistributed                 Unrealized     Earnings
                                     Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                   -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio.    $54,032             --      $(54,014)     $1,582,630    $1,582,648
U.S. Large Company Portfolio......     10,562        $19,857            --       4,213,230     4,243,649

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                 Unlimited  Total
                                                 --------- -------
              DFA International Value Portfolio.  $54,014  $54,014
              U.S. Large Company Portfolio......       --       --

   During the year ended October 31, 2017, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

                  DFA International Value Portfolio. $122,423

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                              Net
                                                                           Unrealized
                                   Federal Tax  Unrealized   Unrealized   Appreciation
                                      Cost     Appreciation Depreciation (Depreciation)
                                   ----------- ------------ ------------ --------------
DFA International Value Portfolio. $8,795,765   $1,637,170          --     $1,637,170
U.S. Large Company Portfolio......  3,961,688    4,529,677   $(104,709)     4,424,968

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                        Six Months Ended        Year Ended
                                                         April 30, 2018        Oct. 31, 2017
                                                       ------------------  --------------------
                                                           (Unaudited)
                                                         Amount    Shares     Amount     Shares
                                                       ---------  -------  -----------  -------
DFA International Value Portfolio
Class R2 Shares
 Shares Issued........................................ $     722       34  $     3,212      182
 Shares Issued in Lieu of Cash Distributions..........        32        2          109        6
 Shares Redeemed......................................      (803)     (39)      (3,910)    (215)
                                                       ---------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares             $     (49)      (3) $      (589)     (27)
                                                       =========  =======  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 939,504   45,676  $ 1,964,675  109,773
 Shares Issued in Lieu of Cash Distributions..........    95,002    4,756      269,450   14,990
 Shares Redeemed......................................  (833,456) (40,503)  (1,414,843) (77,356)
                                                       ---------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares  $ 201,050    9,929  $   819,282   47,407
                                                       =========  =======  ===========  =======

H. Financial Instruments:

   In accordance with the Portfolio's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. Futures Contracts: The U.S. Large Company Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amount in thousands):

                                                   Futures
                                                   -------
                     U.S. Large Company Portfolio. 23,077

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statements of Assets and Liabilities as of April 30, 2018:

                                            Location on the
                                        Statements of Assets and
                                              Liabilities
                                        ------------------------
              Derivative Type            Liability Derivatives
              ---------------           ------------------------
              Equity contracts          Payables: Futures
                                        Margin Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                          Liability Derivatives Value
                                          --------------------------
                                           Total Value
                                                at          Equity
                                          April 30, 2018  Contracts*
                                          --------------  ----------
            U.S. Large Company Portfolio.     $(317)        $(317)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the Portfolio's Statements of Operations for the Portfolio's derivative instrument holdings for the six months ended April 30, 2018:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended
April 30, 2018 (amounts in thousands):

                                              Realized Gain (Loss) on
                                                 Derivatives
                                              ----------------------
                                                              Equity
                                               Total         Contracts
                                               ------        ---------
                U.S. Large Company Portfolio. $2,397          $2,397

                                              Change in Unrealized
                                              Appreciation (Depreciation)
                                               on Derivatives
                                              ----------------------
                                                              Equity
                                               Total         Contracts
                                               ------        ---------
                U.S. Large Company Portfolio. $ (400)         $ (400)

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                Weighted      Weighted    Number of   Interest Maximum Amount
                                 Average      Average        Days     Expense  Borrowed During
                              Interest Rate Loan Balance Outstanding* Incurred   the Period
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     2.21%        $7,080         21         $9        $30,765

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the U.S. Large Company Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order.

Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The U.S. Large Company Portfolio did not utilize the interfund lending program during the six months ended April 30, 2018.

J. Securities Lending:

   As of April 30, 2018, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The non-cash collateral includes short and/or long term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands).

                                                    Market
                                                    Value
                                                   --------
                     U.S. Large Company Portfolio. $223,666

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                     Remaining Contractual Maturity of the Agreements
                                                   As of April 30, 2018
                                 ---------------------------------------------------------
                                 Overnight and            Between
                                  Continuous   <30 days 30 & 90 days >90 days    Total
                                 ------------- -------- ------------ -------- ------------
Securities Lending Transactions
U.S. Large Company Portfolio
Common Stocks................... $154,472,760     --         --         --    $154,472,760

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Recently Issued Accounting Standards:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

N. Other:

   At April 30, 2018, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                            Approximate
                                                                             Percentage
                                                               Number of   of Outstanding
                                                              Shareholders     Shares
                                                              ------------ --------------
DFA International Value Portfolio-Class R2 Shares............      4             98%
DFA International Value Portfolio-Institutional Class Shares.      4             73%
U.S. Large Company Portfolio.................................      4             76%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

O. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of a Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                     Estimated % Breakdown of Distribution Sources
                                     --------------------------------------------
                                      Net income for      Accumulated
                                      the current or     undistributed
                                         preceding        net profits    Paid-in
                                       fiscal year,      from the sale   surplus
                                      and accumulated    of securities   or other
                                     undistributed net     or other      capital
  Portfolio Name                          income          properties      source
  --------------                     -----------------   -------------   --------
  DFA International Value Portfolio
     December 15, 2017..............        66%                0%           34%
  U.S. Large Company Portfolio
     December 14, 2017..............        71%                0%           29%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2018
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/17  04/30/18    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,036.70    0.11%    $0.56
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.25    0.11%    $0.55

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,050.80    0.21%    $1.07
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.75    0.21%    $1.05

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/17  04/30/18    Ratio*   Period*
                                         --------- --------- ---------- --------

The Japanese Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,062.50    0.13%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,039.70    0.13%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,046.80    0.11%    $0.56
Hypothetical 5% Annual Return........... $1,000.00 $1,024.25    0.11%    $0.55

The Continental Small Company Series
------------------------------------
Actual Fund Return...................... $1,000.00 $1,035.10    0.12%    $0.61
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

The Canadian Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,004.50    0.12%    $0.60
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

The Emerging Markets Series
---------------------------
Actual Fund Return...................... $1,000.00 $1,044.20    0.15%    $0.76
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,062.70    0.26%    $1.33
Hypothetical 5% Annual Return........... $1,000.00 $1,023.51    0.26%    $1.30

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  12.3%
              Consumer Staples.............................   5.1%
              Energy.......................................  13.7%
              Financials...................................  24.4%
              Health Care..................................  14.5%
              Industrials..................................   7.7%
              Information Technology.......................  14.2%
              Materials....................................   3.9%
              Real Estate..................................   0.2%
              Telecommunication Services...................   3.9%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                      The DFA International Value Series
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   2.3%
              Energy.......................................  16.2%
              Financials...................................  30.0%
              Health Care..................................   2.6%
              Industrials..................................   8.1%
              Information Technology.......................   2.7%
              Materials....................................  13.4%
              Real Estate..................................   2.7%
              Telecommunication Services...................   4.0%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                       The Japanese Small Company Series
              Consumer Discretionary.......................  19.7%
              Consumer Staples.............................   8.7%
              Energy.......................................   0.9%
              Financials...................................   8.6%
              Health Care..................................   5.0%
              Industrials..................................  28.8%
              Information Technology.......................  13.7%
              Materials....................................  11.0%
              Real Estate..................................   2.1%
              Telecommunication Services...................   0.1%
              Utilities....................................   1.4%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                     The Asia Pacific Small Company Series
              Consumer Discretionary.......................  21.9%
              Consumer Staples.............................   7.2%
              Energy.......................................   3.7%
              Financials...................................   9.9%
              Health Care..................................   6.1%
              Industrials..................................  16.9%
              Information Technology.......................   8.2%
              Materials....................................  14.8%
              Real Estate..................................   6.3%
              Telecommunication Services...................   2.7%
              Utilities....................................   2.3%
                                                            -----
                                                            100.0%

                    The United Kingdom Small Company Series
              Consumer Discretionary.......................  23.6%
              Consumer Staples.............................   4.4%
              Energy.......................................   4.9%
              Financials...................................  16.0%
              Health Care..................................   3.6%
              Industrials..................................  26.1%
              Information Technology.......................   9.3%
              Materials....................................   7.1%
              Real Estate..................................   2.6%
              Telecommunication Services...................   0.9%
              Utilities....................................   1.5%
                                                            -----
                                                            100.0%

                     The Continental Small Company Series
              Consumer Discretionary.......................  13.4%
              Consumer Staples.............................   5.5%
              Energy.......................................   3.5%
              Financials...................................  13.0%
              Health Care..................................   6.9%
              Industrials..................................  25.7%
              Information Technology.......................  10.8%
              Materials....................................   9.2%
              Real Estate..................................   5.6%
              Telecommunication Services...................   2.8%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                       The Canadian Small Company Series
              Consumer Discretionary.......................   7.5%
              Consumer Staples.............................   4.9%
              Energy.......................................  22.5%
              Financials...................................   8.2%
              Health Care..................................   1.6%
              Industrials..................................  12.1%
              Information Technology.......................   4.8%
              Materials....................................  29.0%
              Real Estate..................................   4.0%
              Utilities....................................   5.4%
                                                            -----
                                                            100.0%

                          The Emerging Markets Series
              Consumer Discretionary.......................   9.0%
              Consumer Staples.............................   8.1%
              Energy.......................................   7.1%
              Financials...................................  22.1%
              Health Care..................................   2.6%
              Industrials..................................   7.0%
              Information Technology.......................  24.1%
              Materials....................................  10.2%
              Real Estate..................................   2.2%
              Telecommunication Services...................   4.9%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

                     The Emerging Markets Small Cap Series
              Consumer Discretionary.......................  16.7%
              Consumer Staples.............................   8.0%
              Energy.......................................   1.3%
              Financials...................................   8.6%
              Health Care..................................   7.1%
              Industrials..................................  15.2%
              Information Technology.......................  16.5%
              Materials....................................  13.1%
              Real Estate..................................   7.7%
              Telecommunication Services...................   0.8%
              Utilities....................................   5.0%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                          Percentage
                                                Shares       Value+     of Net Assets**
                                                ------       ------     ---------------
COMMON STOCKS -- (96.9%)
Consumer Discretionary -- (11.9%)
*   Charter Communications, Inc. Class A.....    962,932 $  261,233,822            0.9%
    Comcast Corp. Class A.................... 21,576,111    677,274,124            2.3%
    Ford Motor Co............................ 16,051,999    180,424,469            0.6%
    General Motors Co........................  6,055,833    222,491,304            0.8%
    Royal Caribbean Cruises, Ltd.............  1,271,015    137,511,113            0.5%
    Time Warner, Inc.........................  3,836,070    363,659,436            1.3%
    Other Securities.........................             1,680,203,335            5.8%
                                                         --------------           -----
Total Consumer Discretionary.................             3,522,797,603           12.2%
                                                         --------------           -----
Consumer Staples -- (4.9%)
    Mondelez International, Inc. Class A.....  3,576,652    141,277,754            0.5%
    Tyson Foods, Inc. Class A................  1,959,828    137,383,943            0.5%
    Walgreens Boots Alliance, Inc............  3,030,389    201,369,349            0.7%
    Walmart, Inc.............................  5,689,778    503,317,762            1.7%
    Other Securities.........................               475,589,016            1.7%
                                                         --------------           -----
Total Consumer Staples.......................             1,458,937,824            5.1%
                                                         --------------           -----
Energy -- (13.3%)
    Andeavor.................................  1,297,132    179,419,298            0.6%
    Chevron Corp.............................  5,879,241    735,551,842            2.5%
    ConocoPhillips...........................  2,949,628    193,200,634            0.7%
    Exxon Mobil Corp......................... 13,357,412  1,038,538,783            3.6%
    Marathon Petroleum Corp..................  2,321,313    173,889,557            0.6%
    Occidental Petroleum Corp................  2,538,795    196,147,302            0.7%
    Valero Energy Corp.......................  2,730,237    302,865,190            1.1%
    Other Securities.........................             1,095,405,202            3.8%
                                                         --------------           -----
Total Energy.................................             3,915,017,808           13.6%
                                                         --------------           -----
Financials -- (23.6%)
    Bank of America Corp..................... 20,209,612    604,671,591            2.1%
    Bank of New York Mellon Corp. (The)......  4,465,867    243,434,410            0.8%
*   Berkshire Hathaway, Inc. Class B.........    995,133    192,787,116            0.7%
    Capital One Financial Corp...............  2,121,634    192,262,473            0.7%
    Citigroup, Inc...........................  5,962,612    407,067,521            1.4%
    Goldman Sachs Group, Inc. (The)..........  1,092,193    260,302,358            0.9%
    JPMorgan Chase & Co...................... 11,108,809  1,208,416,243            4.2%
    Morgan Stanley...........................  5,338,744    275,585,965            1.0%
    PNC Financial Services Group, Inc. (The).  1,331,289    193,848,991            0.7%
    Travelers Cos., Inc. (The)...............  1,165,331    153,357,560            0.5%
    Wells Fargo & Co......................... 18,696,506    971,470,452            3.4%
    Other Securities.........................             2,273,627,768            7.8%
                                                         --------------           -----
Total Financials.............................             6,976,832,448           24.2%
                                                         --------------           -----
Health Care -- (14.1%)
    Abbott Laboratories......................  4,212,247    244,857,918            0.9%
    Aetna, Inc...............................  1,816,031    325,160,351            1.1%
    Anthem, Inc..............................  1,376,563    324,855,102            1.1%
    CVS Health Corp..........................  4,700,064    328,205,469            1.1%
    Danaher Corp.............................  1,838,784    184,466,811            0.6%
*   Express Scripts Holding Co...............  2,740,464    207,453,125            0.7%
    Humana, Inc..............................    674,755    198,499,426            0.7%
    Medtronic P.L.C..........................  4,282,974    343,194,707            1.2%
    Pfizer, Inc.............................. 20,880,631    764,439,901            2.7%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                   Percentage
                                                                       Shares        Value+      of Net Assets**
                                                                       ------        ------      ---------------
Health Care -- (Continued)
      Thermo Fisher Scientific, Inc.................................   1,050,474 $   220,967,206            0.8%
      Other Securities..............................................               1,009,820,121            3.5%
                                                                                 ---------------          ------
Total Health Care...................................................               4,151,920,137           14.4%
                                                                                 ---------------          ------
Industrials -- (7.5%)
      Delta Air Lines, Inc..........................................   2,950,569     154,078,713            0.5%
      Norfolk Southern Corp.........................................   1,385,379     198,760,325            0.7%
      Stanley Black & Decker, Inc...................................   1,078,968     152,771,079            0.5%
      Other Securities..............................................               1,698,906,222            5.9%
                                                                                 ---------------          ------
Total Industrials...................................................               2,204,516,339            7.6%
                                                                                 ---------------          ------
Information Technology -- (13.7%)
      Cisco Systems, Inc............................................  18,075,606     800,568,590            2.8%
      Hewlett Packard Enterprise Co.................................   8,708,938     148,487,393            0.5%
      HP, Inc.......................................................   9,619,949     206,732,704            0.7%
      Intel Corp....................................................  23,083,456   1,191,567,999            4.1%
*     Micron Technology, Inc........................................   5,266,057     242,133,301            0.8%
      QUALCOMM, Inc.................................................   5,066,475     258,440,890            0.9%
      Other Securities..............................................               1,201,389,237            4.2%
                                                                                 ---------------          ------
Total Information Technology........................................               4,049,320,114           14.0%
                                                                                 ---------------          ------
Materials -- (3.8%)
      DowDuPont, Inc................................................   2,259,347     142,881,104            0.5%
#     Nucor Corp....................................................   2,491,419     153,521,239            0.5%
      Other Securities..............................................                 815,715,009            2.8%
                                                                                 ---------------          ------
Total Materials.....................................................               1,112,117,352            3.8%
                                                                                 ---------------          ------
Real Estate -- (0.1%)
      Other Securities..............................................                  45,272,636            0.2%
                                                                                 ---------------          ------
Telecommunication Services -- (3.8%)
      AT&T, Inc.....................................................  29,042,432     949,687,527            3.3%
      Other Securities..............................................                 167,564,793            0.6%
                                                                                 ---------------          ------
Total Telecommunication Services....................................               1,117,252,320            3.9%
                                                                                 ---------------          ------
Utilities -- (0.1%)
      Other Securities..............................................                  44,808,268            0.2%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              28,598,792,849           99.2%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              28,598,792,849
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 272,826,637     272,826,637            0.9%
                                                                                 ---------------          ------
SECURITIES LENDING COLLATERAL -- (2.2%)
(S)@  DFA Short Term Investment Fund................................  54,572,766     631,406,902            2.2%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $20,591,542,665)..........................................               $29,503,026,388          102.3%
                                                                                 ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


At April 30, 2018, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...   1,505    06/15/18  $206,026,096 $199,186,750  $(6,839,346)
                                               ------------ ------------  ------------
Total futures contracts..                      $206,026,096 $199,186,750  $(6,839,346)
                                               ============ ============  ============

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               -----------------------------------------------------
                                   Level 1        Level 2    Level 3      Total
                               ---------------  ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 3,522,797,603            --   --    $ 3,522,797,603
  Consumer Staples............   1,458,937,824            --   --      1,458,937,824
  Energy......................   3,915,017,808            --   --      3,915,017,808
  Financials..................   6,976,832,448            --   --      6,976,832,448
  Health Care.................   4,151,920,137            --   --      4,151,920,137
  Industrials.................   2,204,516,339            --   --      2,204,516,339
  Information Technology......   4,049,320,114            --   --      4,049,320,114
  Materials...................   1,112,117,352            --   --      1,112,117,352
  Real Estate.................      45,272,636            --   --         45,272,636
  Telecommunication Services..   1,117,252,320            --   --      1,117,252,320
  Utilities...................      44,808,268            --   --         44,808,268
Temporary Cash Investments....     272,826,637            --   --        272,826,637
Securities Lending Collateral.              --  $631,406,902   --        631,406,902
Futures Contracts**...........      (6,839,346)           --   --         (6,839,346)
                               ---------------  ------------   --    ---------------
TOTAL......................... $28,864,780,140  $631,406,902   --    $29,496,187,042
                               ===============  ============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                            Percentage
                                                  Shares      Value++     of Net Assets**
                                                  ------      -------     ---------------
COMMON STOCKS -- (91.2%)
AUSTRALIA -- (4.8%)
#   Australia & New Zealand Banking Group, Ltd.. 8,219,619 $  165,232,302            1.2%
    BHP Billiton, Ltd........................... 3,664,796     85,496,933            0.6%
    Woodside Petroleum, Ltd..................... 3,201,265     77,577,820            0.6%
    Other Securities............................              356,421,158            2.7%
                                                           --------------           -----
TOTAL AUSTRALIA.................................              684,728,213            5.1%
                                                           --------------           -----

AUSTRIA -- (0.1%)
    Other Securities............................                7,304,994            0.1%
                                                           --------------           -----

BELGIUM -- (1.0%)
    Other Securities............................              144,540,784            1.1%
                                                           --------------           -----

CANADA -- (7.7%)
    Bank of Montreal............................ 1,689,557    128,288,063            1.0%
    Suncor Energy, Inc.......................... 3,796,659    145,189,439            1.1%
    Other Securities............................              821,480,453            6.1%
                                                           --------------           -----
TOTAL CANADA....................................            1,094,957,955            8.2%
                                                           --------------           -----

DENMARK -- (1.4%)
    Other Securities............................              203,035,875            1.5%
                                                           --------------           -----

FINLAND -- (1.0%)
    Other Securities............................              146,499,413            1.1%
                                                           --------------           -----

FRANCE -- (9.5%)
#   AXA SA...................................... 2,859,375     81,774,218            0.6%
    BNP Paribas SA.............................. 2,405,711    185,719,103            1.4%
    Engie SA.................................... 5,673,142     99,515,295            0.7%
    Orange SA................................... 6,230,588    113,269,720            0.8%
#   Peugeot SA.................................. 3,133,702     77,162,951            0.6%
    Renault SA.................................. 1,007,824    109,229,481            0.8%
    Societe Generale SA......................... 1,362,535     74,569,829            0.6%
#   Total SA.................................... 6,569,447    412,900,822            3.1%
    Other Securities............................              203,036,038            1.5%
                                                           --------------           -----
TOTAL FRANCE....................................            1,357,177,457           10.1%
                                                           --------------           -----

GERMANY -- (6.5%)
    Bayerische Motoren Werke AG................. 1,225,665    136,271,744            1.0%
    Daimler AG.................................. 3,375,856    265,403,214            2.0%
    RWE AG...................................... 3,077,276     73,552,210            0.5%
    Other Securities............................              452,725,601            3.4%
                                                           --------------           -----
TOTAL GERMANY...................................              927,952,769            6.9%
                                                           --------------           -----

HONG KONG -- (2.5%)
    CK Hutchison Holdings, Ltd.................. 7,657,984     90,554,557            0.7%
    Other Securities............................              268,619,568            2.0%
                                                           --------------           -----
TOTAL HONG KONG.................................              359,174,125            2.7%
                                                           --------------           -----

IRELAND -- (0.2%)
    Other Securities............................               33,112,899            0.2%
                                                           --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
ISRAEL -- (0.3%)
    Other Securities......................            $   40,711,469            0.3%
                                                      --------------           -----

ITALY -- (1.8%)
#   UniCredit SpA.........................  4,747,111    102,916,952            0.8%
    Other Securities......................               158,283,451            1.1%
                                                      --------------           -----
TOTAL ITALY...............................               261,200,403            1.9%
                                                      --------------           -----

JAPAN -- (21.5%)
    Hitachi, Ltd.......................... 10,604,000     77,393,891            0.6%
    Honda Motor Co., Ltd..................  4,474,100    153,846,114            1.1%
    Mitsubishi Corp.......................  2,342,100     64,584,694            0.5%
#   Mitsubishi UFJ Financial Group, Inc... 12,800,606     85,781,239            0.6%
    Mizuho Financial Group, Inc........... 33,555,400     60,709,660            0.5%
    Nissan Motor Co., Ltd.................  6,443,700     67,790,734            0.5%
    Sumitomo Mitsui Financial Group, Inc..  2,854,200    118,958,037            0.9%
    Toyota Motor Corp.....................  5,457,190    357,840,739            2.7%
    Other Securities......................             2,084,028,371           15.5%
                                                      --------------           -----
TOTAL JAPAN...............................             3,070,933,479           22.9%
                                                      --------------           -----

NETHERLANDS -- (3.6%)
*   ArcelorMittal.........................  1,780,735     60,355,602            0.5%
    ING Groep NV..........................  5,655,087     95,291,100            0.7%
#   Koninklijke Ahold Delhaize NV.........  4,888,298    117,927,633            0.9%
    Koninklijke DSM NV....................    656,841     67,886,329            0.5%
    Other Securities......................               171,679,129            1.2%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               513,139,793            3.8%
                                                      --------------           -----

NEW ZEALAND -- (0.2%)
    Other Securities......................                20,081,392            0.2%
                                                      --------------           -----

NORWAY -- (0.7%)
    Other Securities......................               103,076,050            0.8%
                                                      --------------           -----

PORTUGAL -- (0.1%)
    Other Securities......................                 5,196,727            0.0%
                                                      --------------           -----

SINGAPORE -- (0.9%)
    Other Securities......................               123,478,766            0.9%
                                                      --------------           -----

SPAIN -- (2.5%)
#   Banco Santander SA.................... 30,929,715    199,834,457            1.5%
    Repsol SA.............................  6,302,748    120,274,102            0.9%
    Other Securities......................                38,205,058            0.3%
                                                      --------------           -----
TOTAL SPAIN...............................               358,313,617            2.7%
                                                      --------------           -----

SWEDEN -- (2.4%)
    Nordea Bank AB........................  7,285,616     74,099,452            0.6%
    Other Securities......................               262,761,933            1.9%
                                                      --------------           -----
TOTAL SWEDEN..............................               336,861,385            2.5%
                                                      --------------           -----

SWITZERLAND -- (6.9%)
    Cie Financiere Richemont SA...........    863,598     82,092,467            0.6%
    Novartis AG...........................  2,466,298    189,841,544            1.4%
#   Swatch Group AG (The).................    139,269     66,873,827            0.5%
    Swiss Re AG...........................    692,371     65,961,648            0.5%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                     Percentage
                                                         Shares        Value++     of Net Assets**
                                                         ------        -------     ---------------
SWITZERLAND -- (Continued)
      UBS Group AG....................................   3,568,514 $    59,897,119            0.5%
      Zurich Insurance Group AG.......................     429,441     137,178,664            1.0%
      Other Securities................................                 385,461,627            2.9%
                                                                   ---------------          ------
TOTAL SWITZERLAND.....................................                 987,306,896            7.4%
                                                                   ---------------          ------

UNITED KINGDOM -- (15.6%)
#     Anglo American P.L.C............................   5,924,428     139,397,348            1.0%
      BP P.L.C. Sponsored ADR.........................   8,549,806     381,235,850            2.8%
      Glencore P.L.C..................................  16,161,461      77,849,658            0.6%
      HSBC Holdings P.L.C.............................  16,748,580     166,748,482            1.3%
#     HSBC Holdings P.L.C. Sponsored ADR..............   2,762,772     138,856,920            1.0%
      Lloyds Banking Group P.L.C...................... 175,809,723     155,933,876            1.2%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.   3,259,405     227,832,383            1.7%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.   3,591,667     260,108,524            1.9%
      Vodafone Group P.L.C............................  58,351,986     170,283,365            1.3%
      Vodafone Group P.L.C. Sponsored ADR.............   4,011,201     117,969,429            0.9%
      Other Securities................................                 393,702,731            2.9%
                                                                   ---------------          ------
TOTAL UNITED KINGDOM..................................               2,229,918,566           16.6%
                                                                   ---------------          ------
TOTAL COMMON STOCKS...................................              13,008,703,027           97.0%
                                                                   ---------------          ------

PREFERRED STOCKS -- (1.2%)
GERMANY -- (1.2%)
      Volkswagen AG...................................     652,333     134,533,773            1.0%
      Other Securities................................                  34,501,288            0.3%
                                                                   ---------------          ------
TOTAL GERMANY.........................................                 169,035,061            1.3%
                                                                   ---------------          ------
TOTAL PREFERRED STOCKS................................                 169,035,061            1.3%
                                                                   ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
TOTAL INVESTMENT SECURITIES...........................              13,177,738,088
                                                                   ---------------

                                                                       Value+
                                                           -           ------             -
SECURITIES LENDING COLLATERAL -- (7.6%)
(S)@  DFA Short Term Investment Fund..................  94,025,959   1,087,880,349            8.1%
                                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,070,115,739)............................               $14,265,618,437          106.4%
                                                                   ===============          ======

At April 30, 2018, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
MSCI EAFE Index Future...     92     06/15/18  $  9,315,658 $  9,321,900   $     6,242
S&P 500(R) Emini Index...    784     06/15/18   105,455,996  103,762,400   (1,693,596)
                                               ------------ ------------  ------------
Total futures contracts..                      $114,771,654 $113,084,300  $(1,687,354)
                                               ============ ============  ============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               --------------  --------------- ------- ---------------
Common Stocks
  Australia................... $    4,556,253  $   680,171,960   --    $   684,728,213
  Austria.....................             --        7,304,994   --          7,304,994
  Belgium.....................             --      144,540,784   --        144,540,784
  Canada......................  1,094,957,955               --   --      1,094,957,955
  Denmark.....................             --      203,035,875   --        203,035,875
  Finland.....................      2,263,361      144,236,052   --        146,499,413
  France......................             --    1,357,177,457   --      1,357,177,457
  Germany.....................     77,629,919      850,322,850   --        927,952,769
  Hong Kong...................             --      359,174,125   --        359,174,125
  Ireland.....................      7,026,350       26,086,549   --         33,112,899
  Israel......................             --       40,711,469   --         40,711,469
  Italy.......................     39,948,100      221,252,303   --        261,200,403
  Japan.......................     74,745,755    2,996,187,724   --      3,070,933,479
  Netherlands.................     49,423,303      463,716,490   --        513,139,793
  New Zealand.................             --       20,081,392   --         20,081,392
  Norway......................        287,960      102,788,090   --        103,076,050
  Portugal....................             --        5,196,727   --          5,196,727
  Singapore...................             --      123,478,766   --        123,478,766
  Spain.......................        459,204      357,854,413   --        358,313,617
  Sweden......................        705,997      336,155,388   --        336,861,385
  Switzerland.................     57,868,765      929,438,131   --        987,306,896
  United Kingdom..............  1,221,085,825    1,008,832,741   --      2,229,918,566
Preferred Stocks
  Germany.....................             --      169,035,061   --        169,035,061
Securities Lending Collateral.             --    1,087,880,349   --      1,087,880,349
Futures Contracts**...........     (1,687,354)              --   --         (1,687,354)
                               --------------  ---------------   --    ---------------
TOTAL......................... $2,629,271,393  $11,634,659,690   --    $14,263,931,083
                               ==============  ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
COMMON STOCKS -- (94.1%)
Consumer Discretionary -- (18.6%)
    Aoyama Trading Co., Ltd...............   315,300 $   12,143,526            0.3%
    HIS Co., Ltd..........................   282,100     10,294,918            0.2%
    Wacoal Holdings Corp..................   361,700     10,950,759            0.3%
    Other Securities......................              831,441,555           18.7%
                                                     --------------           -----
Total Consumer Discretionary..............              864,830,758           19.5%
                                                     --------------           -----
Consumer Staples -- (8.2%)
    Megmilk Snow Brand Co., Ltd...........   358,200     10,783,752            0.2%
    Morinaga Milk Industry Co., Ltd.......   262,300     11,520,934            0.3%
    Nippon Suisan Kaisha, Ltd............. 2,033,400     11,020,177            0.3%
#   Sapporo Holdings, Ltd.................   439,100     12,563,724            0.3%
    Takara Holdings, Inc..................   930,900     11,229,578            0.3%
    Other Securities......................              325,530,582            7.2%
                                                     --------------           -----
Total Consumer Staples....................              382,648,747            8.6%
                                                     --------------           -----
Energy -- (0.8%)
    Other Securities......................               39,099,899            0.9%
                                                     --------------           -----
Financials -- (8.1%)
    77 Bank, Ltd. (The)...................   496,152     12,258,679            0.3%
    Hokuhoku Financial Group, Inc.........   705,600     10,438,321            0.2%
    Nishi-Nippon Financial Holdings, Inc..   861,100     10,340,057            0.2%
    Tokai Tokyo Financial Holdings, Inc... 1,447,500     10,484,771            0.2%
    Other Securities......................              334,757,668            7.6%
                                                     --------------           -----
Total Financials..........................              378,279,496            8.5%
                                                     --------------           -----
Health Care -- (4.7%)
    Miraca Holdings, Inc..................   300,200     11,686,763            0.3%
    Sawai Pharmaceutical Co., Ltd.........   282,700     12,217,051            0.3%
    Ship Healthcare Holdings, Inc.........   303,400     10,534,977            0.2%
    Other Securities......................              183,892,596            4.1%
                                                     --------------           -----
Total Health Care.........................              218,331,387            4.9%
                                                     --------------           -----
Industrials -- (27.2%)
    GS Yuasa Corp......................... 2,274,000     12,240,868            0.3%
    Hanwa Co., Ltd........................   244,200     10,669,600            0.3%
    Japan Steel Works, Ltd. (The).........   410,300     13,439,428            0.3%
#*  Kawasaki Kisen Kaisha, Ltd............   531,800     12,297,994            0.3%
    Kokuyo Co., Ltd.......................   558,125     10,080,496            0.2%
    Maeda Corp............................   885,600     10,929,941            0.3%
    Nagase & Co., Ltd.....................   623,200     10,642,476            0.3%
    Nichias Corp..........................   800,000     10,133,152            0.2%
    Nikkon Holdings Co., Ltd..............   392,500     10,443,629            0.2%
    Nishi-Nippon Railroad Co., Ltd........   441,200     12,251,255            0.3%
    Nisshinbo Holdings, Inc...............   980,380     13,815,979            0.3%
    Penta-Ocean Construction Co., Ltd..... 1,921,500     15,142,998            0.4%
    Pilot Corp............................   221,600     12,097,686            0.3%
    TechnoPro Holdings, Inc...............   241,800     14,068,468            0.3%
    Ushio, Inc............................   746,200     10,518,755            0.2%
    Other Securities......................            1,087,036,531           24.3%
                                                     --------------           -----
Total Industrials.........................            1,265,809,256           28.5%
                                                     --------------           -----

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
Information Technology -- (12.9%)
      Amano Corp............................    436,200 $   10,811,606            0.3%
      Citizen Watch Co., Ltd................  1,505,500     11,217,204            0.3%
      Ibiden Co., Ltd.......................    633,978     10,469,488            0.2%
      Nihon Unisys, Ltd.....................    497,075     10,316,778            0.2%
      Taiyo Yuden Co., Ltd..................    773,000     13,708,734            0.3%
      Tokyo Seimitsu Co., Ltd...............    265,700     10,091,658            0.2%
      Topcon Corp...........................    567,800     11,269,655            0.3%
      Other Securities......................               523,928,176           11.7%
                                                        --------------          ------
Total Information Technology................               601,813,299           13.5%
                                                        --------------          ------
Materials -- (10.3%)
      ADEKA Corp............................    580,700     10,311,777            0.2%
      Fuji Seal International, Inc..........    277,600     10,357,959            0.2%
      Nippon Light Metal Holdings Co., Ltd..  4,026,200     10,762,124            0.2%
#     Nippon Paper Industries Co., Ltd......    700,500     13,416,101            0.3%
      NOF Corp..............................    449,100     13,400,373            0.3%
      Rengo Co., Ltd........................  1,205,500     10,363,112            0.2%
      Sumitomo Bakelite Co., Ltd............  1,249,000     11,265,667            0.3%
#     Sumitomo Osaka Cement Co., Ltd........  2,623,000     12,008,178            0.3%
      Tokuyama Corp.........................    462,998     13,790,562            0.3%
      Toyobo Co., Ltd.......................    586,200     11,418,851            0.3%
      Other Securities......................               364,467,755            8.2%
                                                        --------------          ------
Total Materials.............................               481,562,459           10.8%
                                                        --------------          ------
Real Estate -- (1.9%)
      Leopalace21 Corp......................  1,702,800     14,768,257            0.3%
      Other Securities......................                75,823,997            1.7%
                                                        --------------          ------
Total Real Estate...........................                90,592,254            2.0%
                                                        --------------          ------
Telecommunication Services -- (0.1%)
      Other Securities......................                 6,470,744            0.2%
                                                        --------------          ------
Utilities -- (1.3%)
#*    Hokuriku Electric Power Co............  1,293,400     13,198,577            0.3%
      Nippon Gas Co., Ltd...................    254,700     12,505,163            0.3%
      Other Securities......................                34,430,273            0.8%
                                                        --------------          ------
Total Utilities.............................                60,134,013            1.4%
                                                        --------------          ------
TOTAL COMMON STOCKS.........................             4,389,572,312           98.8%
                                                        --------------          ------
TOTAL INVESTMENT SECURITIES.................             4,389,572,312
                                                        --------------

                                                           Value+
                                                 -         ------             -
SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@  DFA Short Term Investment Fund........ 23,599,833    273,050,068            6.1%
                                                        --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,525,312,761)...................              $4,662,622,380          104.9%
                                                        ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......         -- $  864,830,758   --    $  864,830,758
  Consumer Staples............         --    382,648,747   --       382,648,747
  Energy......................         --     39,099,899   --        39,099,899
  Financials.................. $7,018,645    371,260,851   --       378,279,496
  Health Care.................         --    218,331,387   --       218,331,387
  Industrials.................         --  1,265,809,256   --     1,265,809,256
  Information Technology......         --    601,813,299   --       601,813,299
  Materials...................         --    481,562,459   --       481,562,459
  Real Estate.................         --     90,592,254   --        90,592,254
  Telecommunication Services..         --      6,470,744   --         6,470,744
  Utilities...................         --     60,134,013   --        60,134,013
Securities Lending Collateral.         --    273,050,068   --       273,050,068
                               ---------- --------------   --    --------------
TOTAL......................... $7,018,645 $4,655,603,735   --    $4,662,622,380
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                              Percentage
                                                    Shares      Value++     of Net Assets**
                                                    ------      -------     ---------------
COMMON STOCKS -- (90.6%)
AUSTRALIA -- (51.6%)
#   Adelaide Brighton, Ltd.......................  3,364,087 $   16,230,411            0.8%
    ALS, Ltd.....................................  2,475,697     14,448,074            0.7%
    Altium, Ltd..................................    756,548     11,489,185            0.6%
    Ansell, Ltd..................................    966,611     18,885,588            1.0%
    Beach Energy, Ltd............................ 16,720,311     19,719,954            1.0%
#   carsales.com, Ltd............................  1,702,940     18,278,249            0.9%
    Cleanaway Waste Management, Ltd.............. 13,779,656     16,363,957            0.8%
    CSR, Ltd.....................................  3,680,857     15,530,958            0.8%
    Downer EDI, Ltd..............................  4,034,426     20,764,288            1.1%
    DuluxGroup, Ltd..............................  3,101,823     18,034,478            0.9%
    Fairfax Media, Ltd........................... 19,821,806     10,609,859            0.5%
#   Healthscope, Ltd.............................  8,543,532     15,565,749            0.8%
    Iluka Resources, Ltd.........................  1,760,123     15,451,894            0.8%
#   Independence Group NL........................  3,049,253     11,730,613            0.6%
#   IOOF Holdings, Ltd...........................  2,368,404     15,905,535            0.8%
#   JB Hi-Fi, Ltd................................    962,791     18,562,184            0.9%
    Link Administration Holdings, Ltd............  2,142,675     13,332,454            0.7%
    Macquarie Atlas Roads Group..................  3,516,909     17,004,838            0.9%
#   Metcash, Ltd.................................  6,611,120     17,844,135            0.9%
    Mineral Resources, Ltd.......................  1,168,088     15,641,803            0.8%
#   Monadelphous Group, Ltd......................    813,595      9,840,232            0.5%
    nib holdings, Ltd............................  2,972,376     12,425,083            0.6%
    Northern Star Resources, Ltd.................  4,806,957     22,941,083            1.2%
    Nufarm, Ltd..................................  1,720,608     11,760,789            0.6%
    Orora, Ltd...................................  7,096,268     17,797,679            0.9%
    OZ Minerals, Ltd.............................  2,198,276     15,170,239            0.8%
#   Perpetual, Ltd...............................    356,426     10,752,872            0.5%
    Primary Health Care, Ltd.....................  3,326,526      9,483,692            0.5%
    Regis Resources, Ltd.........................  3,227,165     11,388,171            0.6%
*   Saracen Mineral Holdings, Ltd................  7,247,386     10,187,827            0.5%
    Sims Metal Management, Ltd...................  1,382,214     16,705,016            0.9%
    Sirtex Medical, Ltd..........................    549,789     11,498,229            0.6%
    Spark Infrastructure Group...................  9,880,226     17,420,897            0.9%
    St Barbara, Ltd..............................  4,165,437     13,288,919            0.7%
    Steadfast Group, Ltd.........................  4,895,617     10,080,408            0.5%
    WorleyParsons, Ltd...........................  1,474,136     17,967,912            0.9%
    Other Securities.............................               578,745,404           29.2%
                                                             --------------           -----
TOTAL AUSTRALIA..................................             1,118,848,658           56.7%
                                                             --------------           -----

CANADA -- (0.0%)
    Other Securities.............................                   103,199            0.0%
                                                             --------------           -----

CHINA -- (0.0%)
    Other Securities.............................                   157,406            0.0%
                                                             --------------           -----

HONG KONG -- (24.2%)
    Dah Sing Financial Holdings, Ltd.............  1,526,544     10,193,764            0.5%
#   Haitong International Securities Group, Ltd.. 17,520,259     10,213,217            0.5%
    Hopewell Holdings, Ltd.......................  3,604,500     12,786,298            0.7%
#   IGG, Inc.....................................  7,730,000     11,625,114            0.6%
    Luk Fook Holdings International, Ltd.........  3,329,000     13,914,340            0.7%
#   Man Wah Holdings, Ltd........................ 13,457,600      9,952,949            0.5%
    NagaCorp, Ltd................................ 12,782,000     13,214,612            0.7%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                        Percentage
                                              Shares      Value++     of Net Assets**
                                              ------      -------     ---------------
HONG KONG -- (Continued)
      Orient Overseas International, Ltd...  1,123,000 $   10,677,992            0.6%
      Vitasoy International Holdings, Ltd..  5,663,000     15,017,627            0.8%
#     VTech Holdings, Ltd..................    961,000     11,701,390            0.6%
      Other Securities.....................               405,251,111           20.4%
                                                       --------------          ------
TOTAL HONG KONG............................               524,548,414           26.6%
                                                       --------------          ------

NEW ZEALAND -- (5.3%)
*     a2 Milk Co., Ltd.....................  1,446,358     12,291,996            0.6%
      SKYCITY Entertainment Group, Ltd.....  4,994,656     14,191,767            0.7%
      Other Securities.....................                88,385,662            4.5%
                                                       --------------          ------
TOTAL NEW ZEALAND..........................               114,869,425            5.8%
                                                       --------------          ------

SINGAPORE -- (9.5%)
#     Singapore Post, Ltd.................. 10,888,300     10,963,590            0.6%
#     Singapore Press Holdings, Ltd........  6,191,500     12,651,933            0.7%
      Other Securities.....................               182,634,843            9.2%
                                                       --------------          ------
TOTAL SINGAPORE............................               206,250,366           10.5%
                                                       --------------          ------
TOTAL COMMON STOCKS........................             1,964,777,468           99.6%
                                                       --------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities.....................                     3,946            0.0%
                                                       --------------          ------

SINGAPORE -- (0.0%)
      Other Securities.....................                    38,864            0.0%
                                                       --------------          ------
TOTAL RIGHTS/WARRANTS......................                    42,810            0.0%
                                                       --------------          ------
TOTAL INVESTMENT SECURITIES................             1,964,820,278
                                                       --------------

                                                          Value+
                                                          ------

SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@  DFA Short Term Investment Fund....... 17,704,883    204,845,502           10.4%
                                                       --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,060,735,021)..................              $2,169,665,780          110.0%
                                                       ==============          ======

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                ----------------------------------------------
                                Level 1     Level 2     Level 3     Total
                                -------- -------------- ------- --------------
 Common Stocks
   Australia................... $ 99,886 $1,118,748,772   --    $1,118,848,658
   Canada......................  103,199             --   --           103,199
   China.......................       --        157,406   --           157,406
   Hong Kong...................  128,772    524,419,642   --       524,548,414
   New Zealand.................       --    114,869,425   --       114,869,425
   Singapore...................  469,566    205,780,800   --       206,250,366
 Rights/Warrants
   Hong Kong...................       --          3,946   --             3,946
   Singapore...................       --         38,864   --            38,864
 Securities Lending Collateral.       --    204,845,502   --       204,845,502
                                -------- --------------   --    --------------
 TOTAL......................... $801,423 $2,168,864,357   --    $2,169,665,780
                                ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                          ------     -------    ---------------
COMMON STOCKS -- (97.0%)
Consumer Discretionary -- (22.9%)
    B&M European Value Retail SA.......  2,954,304 $ 16,463,263            0.7%
    Bellway P.L.C......................    675,617   30,785,368            1.3%
    Bovis Homes Group P.L.C............    921,633   15,681,182            0.7%
    Cineworld Group P.L.C..............  6,296,220   22,477,551            0.9%
    GVC Holdings P.L.C.................  2,345,568   28,711,150            1.2%
    Inchcape P.L.C.....................  2,461,419   24,590,456            1.0%
#*  Ocado Group P.L.C..................  2,765,277   20,440,094            0.8%
    Playtech P.L.C.....................  1,474,852   16,450,648            0.7%
    SSP Group P.L.C....................  2,417,539   21,633,485            0.9%
#   UBM P.L.C..........................  2,225,114   29,624,081            1.2%
    WH Smith P.L.C.....................    673,112   18,041,546            0.7%
    William Hill P.L.C.................  5,282,292   21,246,242            0.9%
    Other Securities...................             302,609,280           12.4%
                                                   ------------           -----
Total Consumer Discretionary...........             568,754,346           23.4%
                                                   ------------           -----
Consumer Staples -- (4.3%)
    Tate & Lyle P.L.C..................  2,817,200   22,249,665            0.9%
    Tesco P.L.C........................  5,861,451   18,984,864            0.8%
    Other Securities...................              65,870,184            2.7%
                                                   ------------           -----
Total Consumer Staples.................             107,104,713            4.4%
                                                   ------------           -----
Energy -- (4.8%)
    John Wood Group P.L.C..............  3,309,790   25,799,665            1.1%
*   Tullow Oil P.L.C...................  8,835,314   27,649,865            1.1%
    Other Securities...................              65,352,825            2.7%
                                                   ------------           -----
Total Energy...........................             118,802,355            4.9%
                                                   ------------           -----
Financials -- (15.5%)
    Beazley P.L.C......................  3,286,678   26,695,454            1.1%
    Close Brothers Group P.L.C.........    915,384   19,273,549            0.8%
    Hiscox, Ltd........................  1,587,870   32,469,620            1.3%
    IG Group Holdings P.L.C............  2,208,193   25,214,234            1.0%
    Intermediate Capital Group P.L.C...  1,629,822   24,284,252            1.0%
    Man Group P.L.C.................... 10,116,211   25,125,124            1.0%
    NEX Group P.L.C....................  1,743,102   23,653,967            1.0%
    Phoenix Group Holdings.............  2,255,130   24,360,281            1.0%
    TP ICAP P.L.C......................  3,202,107   20,742,675            0.9%
    Other Securities...................             162,692,366            6.7%
                                                   ------------           -----
Total Financials.......................             384,511,522           15.8%
                                                   ------------           -----
Health Care -- (3.5%)
*   BTG P.L.C..........................  1,825,868   17,117,430            0.7%
*   Indivior P.L.C.....................  4,027,574   24,941,106            1.0%
    Other Securities...................              44,708,861            1.9%
                                                   ------------           -----
Total Health Care......................              86,767,397            3.6%
                                                   ------------           -----
Industrials -- (25.3%)
    Babcock International Group P.L.C..  1,882,719   19,003,545            0.8%
    Balfour Beatty P.L.C...............  4,202,276   16,970,478            0.7%
    BBA Aviation P.L.C.................  6,343,089   27,801,029            1.1%
*   Cobham P.L.C....................... 12,959,557   20,467,992            0.8%
    Hays P.L.C.........................  8,695,434   21,428,303            0.9%
    HomeServe P.L.C....................  1,540,342   15,656,085            0.6%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
Industrials -- (Continued)
      Howden Joinery Group P.L.C........... 3,999,301 $   26,175,263            1.1%
      IMI P.L.C............................ 1,419,616     21,277,233            0.9%
      Meggitt P.L.C........................ 4,445,188     28,797,493            1.2%
      Melrose Industries P.L.C............. 8,100,948     25,401,717            1.0%
      Rotork P.L.C......................... 4,717,139     21,273,445            0.9%
      Spirax-Sarco Engineering P.L.C.......   250,249     19,837,162            0.8%
      Travis Perkins P.L.C................. 1,220,434     21,252,306            0.9%
      Other Securities.....................              342,734,866           14.1%
                                                      --------------          ------
Total Industrials..........................              628,076,917           25.8%
                                                      --------------          ------
Information Technology -- (9.0%)
      Auto Trader Group P.L.C.............. 5,234,600     25,435,555            1.0%
      Electrocomponents P.L.C.............. 2,859,505     23,905,253            1.0%
      Halma P.L.C.......................... 1,169,892     19,629,613            0.8%
      Rightmove P.L.C......................   329,562     20,668,224            0.9%
      Spectris P.L.C.......................   627,408     23,149,499            1.0%
      Other Securities.....................              111,204,181            4.5%
                                                      --------------          ------
Total Information Technology...............              223,992,325            9.2%
                                                      --------------          ------
Materials -- (6.8%)
*     KAZ Minerals P.L.C................... 1,451,372     18,338,051            0.8%
      RPC Group P.L.C...................... 2,358,548     25,592,298            1.1%
      Victrex P.L.C........................   539,936     19,440,693            0.8%
      Other Securities.....................              106,464,211            4.3%
                                                      --------------          ------
Total Materials............................              169,835,253            7.0%
                                                      --------------          ------
Real Estate -- (2.5%)
      Capital & Counties Properties P.L.C.. 4,280,670     16,941,983            0.7%
      Other Securities.....................               45,290,342            1.9%
                                                      --------------          ------
Total Real Estate..........................               62,232,325            2.6%
                                                      --------------          ------
Telecommunication Services -- (0.9%)
      Other Securities.....................               21,469,248            0.9%
                                                      --------------          ------
Utilities -- (1.5%)
      Pennon Group P.L.C................... 2,281,292     21,675,055            0.9%
      Other Securities.....................               15,444,635            0.6%
                                                      --------------          ------
Total Utilities............................               37,119,690            1.5%
                                                      --------------          ------
TOTAL COMMON STOCKS........................            2,408,666,091           99.1%
                                                      --------------          ------
TOTAL INVESTMENT SECURITIES................            2,408,666,091
                                                      --------------

                                                         Value+
                                               -         ------             -
SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@  DFA Short Term Investment Fund....... 6,488,674     75,073,955            3.1%
                                                      --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,060,140,625)..................             $2,483,740,046          102.2%
                                                      ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Common Stocks
    Consumer Discretionary......      --   $568,754,346   --      $568,754,346
    Consumer Staples............ $22,516    107,082,197   --       107,104,713
    Energy......................      --    118,802,355   --       118,802,355
    Financials..................      --    384,511,522   --       384,511,522
    Health Care.................      --     86,767,397   --        86,767,397
    Industrials.................      --    628,076,917   --       628,076,917
    Information Technology......      --    223,992,325   --       223,992,325
    Materials...................      --    169,835,253   --       169,835,253
    Real Estate.................      --     62,232,325   --        62,232,325
    Telecommunication Services..      --     21,469,248   --        21,469,248
    Utilities...................      --     37,119,690   --        37,119,690
  Securities Lending Collateral.      --     75,073,955   --        75,073,955
                                 ------- --------------   --    --------------
  TOTAL......................... $22,516 $2,483,717,530   --    $2,483,740,046
                                 ======= ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                             Percentage
                                     Shares     Value++    of Net Assets**
                                     ------     -------    ---------------
     COMMON STOCKS -- (88.7%)
     AUSTRIA -- (2.8%)
         Other Securities..........           $188,663,585            3.1%
                                              ------------           -----
     BELGIUM -- (4.1%)
     *   Ablynx NV.................   382,567   20,622,770            0.3%
         Ackermans & van Haaren NV.   144,400   26,056,350            0.4%
     #   Umicore SA................   703,600   39,133,206            0.6%
         Other Securities..........            195,503,315            3.3%
                                              ------------           -----
     TOTAL BELGIUM.................            281,315,641            4.6%
                                              ------------           -----

     DENMARK -- (4.3%)
     #   Ambu A.S. Class B.........   919,394   21,321,851            0.4%
     #   GN Store Nord A.S.........   927,706   32,593,996            0.5%
         Jyske Bank A.S............   434,014   25,988,575            0.4%
         Topdanmark A.S............   491,266   23,104,078            0.4%
         Other Securities..........            193,956,718            3.1%
                                              ------------           -----
     TOTAL DENMARK.................            296,965,218            4.8%
                                              ------------           -----

     FINLAND -- (6.0%)
         Amer Sports Oyj...........   814,164   24,904,626            0.4%
         Elisa Oyj.................   834,271   36,876,820            0.6%
     #   Huhtamaki Oyj.............   626,788   25,494,491            0.4%
     #   Kesko Oyj Class B.........   466,452   27,389,954            0.4%
         Metso Oyj.................   757,257   26,913,175            0.4%
         Nokian Renkaat Oyj........   811,148   32,455,519            0.5%
         Other Securities..........            236,783,611            3.9%
                                              ------------           -----
     TOTAL FINLAND.................            410,818,196            6.6%
                                              ------------           -----

     FRANCE -- (12.0%)
         Altran Technologies SA.... 1,370,725   21,158,074            0.4%
     #   Edenred................... 1,178,862   40,612,334            0.7%
         Euronext NV...............   291,850   20,921,019            0.3%
         Ingenico Group SA.........   301,300   26,355,632            0.4%
         Lagardere SCA.............   768,346   21,975,546            0.4%
         Orpea.....................   178,098   22,822,558            0.4%
         Rexel SA.................. 1,773,993   27,499,995            0.5%
     #   Rubis SCA.................   579,892   45,119,200            0.7%
         Teleperformance...........   159,146   25,575,132            0.4%
     *   Ubisoft Entertainment SA..   328,788   31,415,035            0.5%
         Other Securities..........            537,174,059            8.6%
                                              ------------           -----
     TOTAL FRANCE..................            820,628,584           13.3%
                                              ------------           -----

     GERMANY -- (14.2%)
         Aareal Bank AG............   425,534   21,284,786            0.3%
         Aurubis AG................   242,477   21,668,776            0.4%
         Freenet AG................   889,655   28,241,073            0.5%
         Hugo Boss AG..............   332,465   31,167,160            0.5%
     #   K+S AG.................... 1,279,181   37,569,097            0.6%
         Lanxess AG................   482,578   35,746,624            0.6%
         LEG Immobilien AG.........   360,131   41,524,226            0.7%
         Rheinmetall AG............   272,395   35,596,925            0.6%
         Siltronic AG..............   142,539   22,824,292            0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -------    ---------------
GERMANY -- (Continued)
    Other Securities.....................            $693,392,516           11.1%
                                                     ------------           -----
TOTAL GERMANY............................             969,015,475           15.7%
                                                     ------------           -----

IRELAND -- (1.2%)
    Kingspan Group P.L.C.................    708,796   32,086,423            0.5%
    Other Securities.....................              48,075,296            0.8%
                                                     ------------           -----
TOTAL IRELAND............................              80,161,719            1.3%
                                                     ------------           -----

ISRAEL -- (2.1%)
    Other Securities.....................             145,089,682            2.4%
                                                     ------------           -----

ITALY -- (10.5%)
    A2A SpA.............................. 10,221,563   20,552,947            0.3%
#*  Banco BPM SpA........................  9,509,050   34,492,565            0.6%
    FinecoBank Banca Fineco SpA..........  2,273,171   27,068,385            0.5%
    Moncler SpA..........................    473,723   21,351,584            0.4%
    Prysmian SpA.........................  1,022,877   30,069,544            0.5%
#   Unione di Banche Italiane SpA........  6,849,336   35,278,999            0.6%
    Other Securities.....................             547,736,548            8.7%
                                                     ------------           -----
TOTAL ITALY..............................             716,550,572           11.6%
                                                     ------------           -----

NETHERLANDS -- (5.7%)
    Aalberts Industries NV...............    666,015   32,792,511            0.5%
#   Koninklijke Vopak NV.................    448,556   22,120,611            0.4%
    Other Securities.....................             335,568,484            5.4%
                                                     ------------           -----
TOTAL NETHERLANDS........................             390,481,606            6.3%
                                                     ------------           -----

NORWAY -- (2.2%)
    Other Securities.....................             148,234,073            2.4%
                                                     ------------           -----

PORTUGAL -- (1.1%)
*   Banco Comercial Portugues SA Class R. 67,440,721   22,576,043            0.3%
    Other Securities.....................              51,786,897            0.9%
                                                     ------------           -----
TOTAL PORTUGAL...........................              74,362,940            1.2%
                                                     ------------           -----

SPAIN -- (5.7%)
    Cellnex Telecom SA...................    909,420   24,389,943            0.4%
    Enagas SA............................  1,074,890   31,242,704            0.5%
    Other Securities.....................             335,547,233            5.4%
                                                     ------------           -----
TOTAL SPAIN..............................             391,179,880            6.3%
                                                     ------------           -----

SWEDEN -- (6.6%)
    Other Securities.....................             447,338,307            7.2%
                                                     ------------           -----

SWITZERLAND -- (10.1%)
#   ams AG...............................    316,689   26,119,536            0.4%
    Georg Fischer AG.....................     25,509   31,709,139            0.5%
    Helvetia Holding AG..................     43,900   26,077,101            0.4%
    PSP Swiss Property AG................    253,922   23,725,683            0.4%
    Temenos Group AG.....................    177,013   22,273,170            0.4%
    VAT Group AG.........................    139,293   20,543,121            0.3%
    Other Securities.....................             537,486,469            8.7%
                                                     ------------           -----
TOTAL SWITZERLAND........................             687,934,219           11.1%
                                                     ------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                  Percentage
                                        Shares      Value++     of Net Assets**
                                        ------      -------     ---------------

UNITED KINGDOM -- (0.1%)
      Other Securities...............            $    5,991,571            0.1%
                                                 --------------          ------
TOTAL COMMON STOCKS..................             6,054,731,268           98.0%
                                                 --------------          ------

PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
      Other Securities...............                47,892,061            0.8%
                                                 --------------          ------
TOTAL PREFERRED STOCKS...............                47,892,061            0.8%
                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
ISRAEL -- (0.0%)
      Other Securities...............                     8,942            0.0%
                                                 --------------          ------

NORWAY -- (0.0%)
      Other Securities...............                       219            0.0%
                                                 --------------          ------

SPAIN -- (0.0%)
      Other Securities...............                    27,315            0.0%
                                                 --------------          ------
TOTAL RIGHTS/WARRANTS                                    36,476            0.0%
                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........             6,102,659,805
                                                 --------------

                                                    Value+
                                                    ------
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@  DFA Short Term Investment Fund. 62,244,594    720,169,955           11.6%
                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,135,530,755)............              $6,822,829,760          110.4%
                                                 ==============          ======

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                            Investments in Securities (Market Value)
                          ---------------------------------------------
                            Level 1     Level 2    Level 3    Total
                          ----------- ------------ ------- ------------
        Common Stocks
          Austria........          -- $188,663,585   --    $188,663,585
          Belgium........ $ 7,612,207  273,703,434   --     281,315,641
          Denmark........          --  296,965,218   --     296,965,218
          Finland........          --  410,818,196   --     410,818,196
          France.........          --  820,628,584   --     820,628,584
          Germany........          --  969,015,475   --     969,015,475
          Ireland........          --   80,161,719   --      80,161,719
          Israel.........          --  145,089,682   --     145,089,682
          Italy..........          --  716,550,572   --     716,550,572
          Netherlands....  13,950,141  376,531,465   --     390,481,606
          Norway.........     555,976  147,678,097   --     148,234,073
          Portugal.......          --   74,362,940   --      74,362,940
          Spain..........          --  391,179,880   --     391,179,880
          Sweden.........          --  447,338,307   --     447,338,307
          Switzerland....          --  687,934,219   --     687,934,219
          United Kingdom.          --    5,991,571   --       5,991,571
        Preferred Stocks
          Germany........          --   47,892,061   --      47,892,061

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Rights/Warrants
  Israel......................          -- $        8,942   --    $        8,942
  Norway......................          --            219   --               219
  Spain.......................          --         27,315   --            27,315
Securities Lending Collateral.          --    720,169,955   --       720,169,955
                               ----------- --------------   --    --------------
TOTAL......................... $22,118,324 $6,800,711,436   --    $6,822,829,760
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                       Percentage
                                               Shares     Value++    of Net Assets**
                                               ------     -------    ---------------
COMMON STOCKS -- (86.0%)
Consumer Discretionary -- (6.4%)
#   Enercare, Inc............................   615,359 $  8,320,131            0.7%
*   Great Canadian Gaming Corp...............   343,338    9,797,815            0.8%
*   Stars Group, Inc. (The)..................   292,985    9,113,923            0.8%
    Other Securities.........................             60,742,551            5.1%
                                                        ------------           -----
Total Consumer Discretionary.................             87,974,420            7.4%
                                                        ------------           -----
Consumer Staples -- (4.2%)
    Cott Corp................................   883,470   12,633,287            1.1%
    Jean Coutu Group PJC, Inc. (The) Class A.   416,076    7,968,619            0.7%
    Premium Brands Holdings Corp.............   142,762   13,410,588            1.1%
    Other Securities.........................             23,519,696            2.0%
                                                        ------------           -----
Total Consumer Staples.......................             57,532,190            4.9%
                                                        ------------           -----
Energy -- (19.4%)
    Enerplus Corp............................ 1,226,018   14,227,710            1.2%
#   Gibson Energy, Inc.......................   814,301   10,508,951            0.9%
*   Gran Tierra Energy, Inc.................. 2,733,152    9,004,426            0.8%
#*  Kelt Exploration, Ltd.................... 1,174,340    7,426,801            0.6%
*   MEG Energy Corp.......................... 1,516,583    7,843,071            0.7%
    Mullen Group, Ltd........................   651,427    7,382,112            0.6%
*   NuVista Energy, Ltd...................... 1,310,626    8,605,146            0.7%
*   Parex Resources, Inc.....................   879,102   15,124,704            1.3%
#   Parkland Fuel Corp.......................   465,525   10,808,287            0.9%
    Whitecap Resources, Inc.................. 1,866,514   13,519,670            1.1%
    Other Securities.........................            160,925,270           13.7%
                                                        ------------           -----
Total Energy.................................            265,376,148           22.5%
                                                        ------------           -----
Financials -- (7.1%)
#   Canadian Western Bank....................   601,480   15,960,453            1.3%
#   Genworth MI Canada, Inc..................   313,480   10,132,342            0.9%
#   Laurentian Bank of Canada................   268,259   10,302,466            0.9%
    TMX Group, Ltd...........................   188,458   11,366,632            1.0%
    Other Securities.........................             49,316,888            4.1%
                                                        ------------           -----
Total Financials.............................             97,078,781            8.2%
                                                        ------------           -----
Health Care -- (1.4%)
    Other Securities.........................             18,685,127            1.6%
                                                        ------------           -----
Industrials -- (10.4%)
#   Maxar Technologies, Ltd..................   184,215    8,335,910            0.7%
    New Flyer Industries, Inc................   240,620   11,051,335            0.9%
    Russel Metals, Inc.......................   396,906    9,020,380            0.8%
    Stantec, Inc.............................   356,516    9,071,520            0.8%
    TFI International, Inc...................   526,553   15,243,565            1.3%
    Toromont Industries, Ltd.................   213,413    9,346,324            0.8%
    Transcontinental, Inc. Class A...........   431,276    9,082,677            0.8%
    Other Securities.........................             71,157,866            5.9%
                                                        ------------           -----
Total Industrials............................            142,309,577           12.0%
                                                        ------------           -----

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
Information Technology -- (4.1%)
*     Celestica, Inc......................    755,063 $    8,691,796            0.8%
*     Descartes Systems Group, Inc. (The).    493,188     14,577,269            1.2%
      Other Securities....................                32,909,635            2.8%
                                                      --------------          ------
Total Information Technology..............                56,178,700            4.8%
                                                      --------------          ------
Materials -- (24.9%)
      Alamos Gold, Inc. Class A...........  2,373,124     12,827,195            1.1%
*     B2Gold Corp.........................  4,734,158     13,605,704            1.2%
*     Canfor Corp.........................    476,770     10,950,541            0.9%
*     Centerra Gold, Inc..................  1,552,135      9,477,581            0.8%
*     Detour Gold Corp....................  1,073,245      7,757,088            0.7%
      HudBay Minerals, Inc................  1,655,086     11,562,850            1.0%
*     IAMGOLD Corp........................  3,203,040     17,512,630            1.5%
*     Interfor Corp.......................    467,908      8,749,929            0.7%
      Kirkland Lake Gold, Ltd.............    798,455     13,929,975            1.2%
*     New Gold, Inc.......................  3,603,151      8,446,968            0.7%
      OceanaGold Corp.....................  3,704,860      9,983,890            0.8%
      Pan American Silver Corp............  1,044,715     16,843,024            1.4%
*     SSR Mining, Inc.....................    735,305      7,530,870            0.6%
      Stella-Jones, Inc...................    269,206      9,755,952            0.8%
#     Tahoe Resources, Inc................  1,771,325      8,925,949            0.8%
      Yamana Gold, Inc....................  3,815,269     10,964,868            0.9%
      Other Securities....................               162,556,886           13.8%
                                                      --------------          ------
Total Materials...........................               341,381,900           28.9%
                                                      --------------          ------
Real Estate -- (3.4%)
      Colliers International Group, Inc...    193,437     13,138,861            1.1%
      FirstService Corp...................    184,286     12,917,746            1.1%
      Other Securities....................                20,670,867            1.8%
                                                      --------------          ------
Total Real Estate.........................                46,727,474            4.0%
                                                      --------------          ------
Utilities -- (4.7%)
      Capital Power Corp..................    617,409     11,723,534            1.0%
#     Superior Plus Corp..................    849,685      8,232,471            0.7%
      TransAlta Corp......................  1,769,559      9,316,733            0.8%
      Other Securities....................                34,487,348            2.9%
                                                      --------------          ------
Total Utilities...........................                63,760,086            5.4%
                                                      --------------          ------
TOTAL COMMON STOCKS.......................             1,177,004,403           99.7%
                                                      --------------          ------
TOTAL INVESTMENT SECURITIES...............             1,177,004,403
                                                      --------------

                                                         Value+
                                                         ------
SECURITIES LENDING COLLATERAL -- (14.0%)
(S)@  DFA Short Term Investment Fund...... 16,501,424    190,921,477           16.2%
                                                      --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,482,580,550).................              $1,367,925,880          115.9%
                                                      ==============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $   87,967,366 $      7,054   --    $   87,974,420
  Consumer Staples............     57,532,190           --   --        57,532,190
  Energy......................    265,376,139            9   --       265,376,148
  Financials..................     97,078,781           --   --        97,078,781
  Health Care.................     18,685,127           --   --        18,685,127
  Industrials.................    142,309,577           --   --       142,309,577
  Information Technology......     56,178,700           --   --        56,178,700
  Materials...................    341,380,158        1,742   --       341,381,900
  Real Estate.................     46,727,474           --   --        46,727,474
  Utilities...................     63,760,086           --   --        63,760,086
Securities Lending Collateral.             --  190,921,477   --       190,921,477
                               -------------- ------------   --    --------------
TOTAL......................... $1,176,995,598 $190,930,282   --    $1,367,925,880
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------
COMMON STOCKS -- (93.4%)
BRAZIL -- (5.1%)
    Ambev SA ADR........................................  5,984,451 $   39,617,066            0.6%
*   Petroleo Brasileiro SA..............................  2,706,971     19,031,941            0.3%
    Vale SA.............................................  3,260,013     45,291,394            0.7%
    Vale SA Sponsored ADR...............................  1,665,739     23,053,821            0.4%
    Other Securities....................................               208,234,446            3.3%
                                                                    --------------           -----
TOTAL BRAZIL............................................               335,228,668            5.3%
                                                                    --------------           -----

CHILE -- (1.4%)
    Other Securities....................................                91,983,558            1.4%
                                                                    --------------           -----

CHINA -- (16.5%)
#*  Alibaba Group Holding, Ltd. Sponsored ADR...........    524,851     93,706,898            1.5%
*   Baidu, Inc. Sponsored ADR...........................    106,675     26,764,758            0.4%
    Bank of China, Ltd. Class H......................... 38,183,181     20,727,017            0.3%
    China Construction Bank Corp. Class H............... 51,616,590     54,076,560            0.9%
    China Mobile, Ltd. Sponsored ADR....................    902,501     42,832,697            0.7%
    China Overseas Land & Investment, Ltd...............  5,600,000     18,763,536            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 44,476,185     39,044,799            0.6%
#   Ping An Insurance Group Co. of China, Ltd. Class H..  3,690,000     36,056,465            0.6%
    Tencent Holdings, Ltd...............................  3,704,000    182,099,318            2.9%
    Other Securities....................................               569,302,297            8.8%
                                                                    --------------           -----
TOTAL CHINA.............................................             1,083,374,345           17.0%
                                                                    --------------           -----

COLOMBIA -- (0.4%)
    Other Securities....................................                29,163,315            0.5%
                                                                    --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                11,320,543            0.2%
                                                                    --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 7,867,478            0.1%
                                                                    --------------           -----

GREECE -- (0.3%)
    Other Securities....................................                16,993,952            0.3%
                                                                    --------------           -----

HUNGARY -- (0.5%)
    Other Securities....................................                29,526,615            0.5%
                                                                    --------------           -----

INDIA -- (11.7%)
    HDFC Bank, Ltd......................................  1,383,984     40,178,293            0.6%
    Hindustan Unilever, Ltd.............................    992,915     22,261,640            0.4%
    Housing Development Finance Corp., Ltd..............  1,536,141     43,194,699            0.7%
    Infosys, Ltd........................................  1,805,229     32,365,991            0.5%
    ITC, Ltd............................................  4,651,621     19,622,074            0.3%
    Maruti Suzuki India, Ltd............................    138,331     18,190,216            0.3%
    Reliance Industries, Ltd............................  3,162,713     45,461,821            0.7%
    Tata Consultancy Services, Ltd......................    702,461     37,048,009            0.6%
    Other Securities....................................               511,920,870            8.0%
                                                                    --------------           -----
TOTAL INDIA.............................................               770,243,613           12.1%
                                                                    --------------           -----

INDONESIA -- (2.4%)
    Other Securities....................................               155,146,804            2.4%
                                                                    --------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                              Percentage
                                                    Shares      Value++     of Net Assets**
                                                    ------      -------     ---------------
MALAYSIA -- (3.0%)
    Public Bank Bhd..............................  3,656,014 $   22,122,427            0.4%
    Other Securities.............................               173,447,644            2.7%
                                                             --------------           -----
TOTAL MALAYSIA...................................               195,570,071            3.1%
                                                             --------------           -----

MEXICO -- (3.7%)
    America Movil S.A.B. de C.V. Series L........ 48,207,854     44,593,821            0.7%
    Grupo Mexico S.A.B. de C.V. Series B.........  6,360,255     21,057,958            0.3%
    Wal-Mart de Mexico S.A.B. de C.V.............  7,198,435     20,014,844            0.3%
    Other Securities.............................               159,968,651            2.5%
                                                             --------------           -----
TOTAL MEXICO.....................................               245,635,274            3.8%
                                                             --------------           -----

PERU -- (0.3%)
    Credicorp, Ltd...............................     78,885     18,339,974            0.3%
    Other Securities.............................                 2,784,756            0.0%
                                                             --------------           -----
TOTAL PERU.......................................                21,124,730            0.3%
                                                             --------------           -----

PHILIPPINES -- (1.2%)
    Other Securities.............................                81,363,316            1.3%
                                                             --------------           -----

POLAND -- (1.6%)
    Other Securities.............................               103,007,068            1.6%
                                                             --------------           -----

RUSSIA -- (1.5%)
    Sberbank of Russia PJSC Sponsored ADR........  1,818,206     26,884,454            0.4%
    Other Securities.............................                71,830,889            1.1%
                                                             --------------           -----
TOTAL RUSSIA.....................................                98,715,343            1.5%
                                                             --------------           -----

SOUTH AFRICA -- (8.0%)
    Barclays Africa Group, Ltd...................  2,048,355     30,002,817            0.5%
    FirstRand, Ltd...............................  4,821,116     25,819,616            0.4%
    MTN Group, Ltd...............................  3,210,942     32,227,237            0.5%
    Naspers, Ltd. Class N........................    341,078     83,093,265            1.3%
#   Sasol, Ltd. Sponsored ADR....................    776,248     27,580,091            0.4%
    Standard Bank Group, Ltd.....................  2,064,368     35,405,121            0.6%
    Other Securities.............................               288,655,212            4.5%
                                                             --------------           -----
TOTAL SOUTH AFRICA...............................               522,783,359            8.2%
                                                             --------------           -----

SOUTH KOREA -- (17.4%)
#*  Celltrion, Inc...............................     86,084     21,595,636            0.3%
    Hana Financial Group, Inc....................    480,370     21,344,370            0.3%
#   Hyundai Motor Co.............................    144,321     21,525,156            0.3%
    KB Financial Group, Inc......................    319,263     18,138,931            0.3%
    NAVER Corp...................................     37,790     25,199,972            0.4%
    POSCO........................................     70,065     24,141,643            0.4%
    Samsung Electronics Co., Ltd.................     98,259    243,485,802            3.8%
    Samsung Electronics Co., Ltd. GDR............     52,509     64,281,135            1.0%
    SK Hynix, Inc................................    821,484     64,604,772            1.0%
    Other Securities.............................               634,128,095           10.0%
                                                             --------------           -----
TOTAL SOUTH KOREA................................             1,138,445,512           17.8%
                                                             --------------           -----

TAIWAN -- (14.0%)
    ASE Industrial Holdings Co., Ltd.............  7,079,781     19,215,061            0.3%
    Hon Hai Precision Industry Co., Ltd.......... 17,063,653     47,460,530            0.8%
    Taiwan Semiconductor Manufacturing Co., Ltd.. 23,066,808    175,707,670            2.8%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                              Percentage
                                                                    Shares      Value++     of Net Assets**
                                                                    ------      -------     ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR.  1,815,491 $   69,805,629            1.1%
      Other Securities...........................................               609,575,734            9.4%
                                                                             --------------          ------
TOTAL TAIWAN.....................................................               921,764,624           14.4%
                                                                             --------------          ------

THAILAND -- (3.0%)
      PTT PCL.................................................... 16,434,000     29,420,817            0.5%
      Other Securities...........................................               168,588,601            2.6%
                                                                             --------------          ------
TOTAL THAILAND...................................................               198,009,418            3.1%
                                                                             --------------          ------

TURKEY -- (1.1%)
      Other Securities...........................................                72,770,566            1.1%
                                                                             --------------          ------
TOTAL COMMON STOCKS..............................................             6,130,038,172           96.0%
                                                                             --------------          ------

PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
      Banco Bradesco SA..........................................  2,718,984     26,831,262            0.4%
      Itau Unibanco Holding SA...................................  4,057,827     59,085,909            0.9%
*     Petroleo Brasileiro SA.....................................  2,860,161     18,753,682            0.3%
      Other Securities...........................................                47,573,680            0.8%
                                                                             --------------          ------
TOTAL BRAZIL.....................................................               152,244,533            2.4%
                                                                             --------------          ------

CHILE -- (0.0%)
      Other Securities...........................................                   874,139            0.0%
                                                                             --------------          ------

COLOMBIA -- (0.1%)
      Other Securities...........................................                 5,970,079            0.1%
                                                                             --------------          ------

MALAYSIA -- (0.0%)
      Other Securities...........................................                    90,595            0.0%
                                                                             --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities...........................................                   280,119            0.0%
                                                                             --------------          ------
TOTAL PREFERRED STOCKS...........................................               159,459,465            2.5%
                                                                             --------------          ------

RIGHTS/WARRANTS -- (0.0%)
MALAYSIA -- (0.0%)
      Other Securities...........................................                    34,866            0.0%
                                                                             --------------          ------
TOTAL INVESTMENT SECURITIES......................................             6,289,532,503
                                                                             --------------

                                                                                Value+
                                                                                ------
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@  DFA Short Term Investment Fund............................. 23,593,302    272,974,500            4.3%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,166,657,005)........................................              $6,562,507,003          102.8%
                                                                             ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


At April 30, 2018, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                               Unrealized
                                Number of Expiration  Notional     Market     Appreciation
Description                     Contracts    Date      Value       Value     (Depreciation)
-----------                     --------- ---------- ----------- ----------- --------------
Long Position contracts:
MSCI Emerging Markets Index(R).    650     06/15/18  $39,273,725 $37,446,500  $(1,827,225)
S&P 500(R) Emini Index.........     54     06/15/18    6,989,630   7,146,900       157,270
                                                     ----------- -----------  ------------
Total futures contracts........                      $46,263,355 $44,593,400  $(1,669,955)
                                                     =========== ===========  ============

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               -----------------------------------------------------
                                   Level 1        Level 2     Level 3      Total
                               --------------  -------------- ------- --------------
Common Stocks
  Brazil...................... $  335,228,668              --   --    $  335,228,668
  Chile.......................     45,788,299  $   46,195,259   --        91,983,558
  China.......................    270,654,834     812,719,511   --     1,083,374,345
  Colombia....................     29,163,315              --   --        29,163,315
  Czech Republic..............             --      11,320,543   --        11,320,543
  Egypt.......................        660,723       7,206,755   --         7,867,478
  Greece......................             --      16,993,952   --        16,993,952
  Hungary.....................             --      29,526,615   --        29,526,615
  India.......................     30,293,727     739,949,886   --       770,243,613
  Indonesia...................      5,361,928     149,784,876   --       155,146,804
  Malaysia....................             --     195,570,071   --       195,570,071
  Mexico......................    245,635,274              --   --       245,635,274
  Peru........................     21,124,730              --   --        21,124,730
  Philippines.................      1,771,538      79,591,778   --        81,363,316
  Poland......................             --     103,007,068   --       103,007,068
  Russia......................      7,053,643      91,661,700   --        98,715,343
  South Africa................     55,434,585     467,348,774   --       522,783,359
  South Korea.................     29,636,122   1,108,809,390   --     1,138,445,512
  Taiwan......................    101,175,018     820,589,606   --       921,764,624
  Thailand....................    198,009,418              --   --       198,009,418
  Turkey......................        638,699      72,131,867   --        72,770,566
Preferred Stocks
  Brazil......................    152,244,533              --   --       152,244,533
  Chile.......................             --         874,139   --           874,139
  Colombia....................      5,970,079              --   --         5,970,079
  Malaysia....................         90,595              --   --            90,595
  South Korea.................        280,119              --   --           280,119
Rights/Warrants
  Malaysia....................             --          34,866   --            34,866
Securities Lending Collateral.             --     272,974,500   --       272,974,500
Futures Contracts**...........     (1,669,955)             --   --        (1,669,955)
                               --------------  --------------   --    --------------
TOTAL......................... $1,534,545,892  $5,026,291,156   --    $6,560,837,048
                               ==============  ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                                    Percentage
                                                          Shares      Value++     of Net Assets**
                                                          ------      -------     ---------------
COMMON STOCKS -- (92.0%)
BRAZIL -- (6.4%)
*   B2W Cia Digital....................................  1,578,484 $   13,021,866            0.2%
    BR Malls Participacoes SA..........................  7,687,922     23,964,406            0.3%
    EDP - Energias do Brasil SA........................  3,335,614     13,225,530            0.2%
    Equatorial Energia SA..............................  1,951,558     39,636,147            0.5%
    Estacio Participacoes SA...........................  3,387,190     30,843,618            0.4%
    Iguatemi Empresa de Shopping Centers SA............  1,216,795     12,399,972            0.2%
    Localiza Rent a Car SA.............................  2,339,234     18,623,326            0.2%
    Qualicorp SA.......................................  2,251,805     15,651,819            0.2%
    Sul America SA.....................................  2,893,754     17,858,801            0.2%
    Transmissora Alianca de Energia Eletrica SA........  2,532,218     15,389,050            0.2%
    Via Varejo SA......................................  1,547,219     13,139,348            0.2%
    Other Securities...................................               317,074,309            4.0%
                                                                   --------------           -----
TOTAL BRAZIL...........................................               530,828,192            6.8%
                                                                   --------------           -----

CHILE -- (1.6%)
    Engie Energia Chile SA.............................  5,751,282     12,401,303            0.2%
    Parque Arauco SA...................................  6,109,643     19,078,415            0.3%
    Other Securities...................................               102,734,902            1.2%
                                                                   --------------           -----
TOTAL CHILE............................................               134,214,620            1.7%
                                                                   --------------           -----

CHINA -- (16.2%)
    China Conch Venture Holdings, Ltd..................  5,373,000     16,680,779            0.2%
    China Everbright, Ltd..............................  6,106,000     13,436,651            0.2%
    China Jinmao Holdings Group, Ltd................... 27,318,300     15,464,229            0.2%
    China Medical System Holdings, Ltd.................  5,765,500     14,118,415            0.2%
#   China National Building Material Co., Ltd. Class H. 29,402,450     34,350,703            0.5%
    China Resources Cement Holdings, Ltd............... 17,538,000     18,398,730            0.2%
    CIFI Holdings Group Co., Ltd....................... 19,426,000     15,296,956            0.2%
    Huaneng Renewables Corp., Ltd. Class H............. 29,660,000     13,172,080            0.2%
    Kingboard Chemical Holdings, Ltd...................  3,756,421     15,282,210            0.2%
#*  Kingdee International Software Group Co., Ltd...... 15,099,200     14,657,689            0.2%
    KWG Property Holding, Ltd.......................... 10,848,950     14,613,994            0.2%
    Shenzhen International Holdings, Ltd...............  7,775,367     16,988,384            0.2%
#   SSY Group, Ltd..................................... 13,919,152     14,064,422            0.2%
    Yuexiu Property Co., Ltd........................... 54,806,284     12,330,407            0.2%
    Other Securities...................................             1,110,706,437           14.0%
                                                                   --------------           -----
TOTAL CHINA............................................             1,339,562,086           17.1%
                                                                   --------------           -----

COLOMBIA -- (0.2%)
    Other Securities...................................                19,138,493            0.2%
                                                                   --------------           -----

GREECE -- (0.3%)
    Other Securities...................................                29,630,140            0.4%
                                                                   --------------           -----

HONG KONG -- (0.0%)
    Other Securities...................................                   660,612            0.0%
                                                                   --------------           -----

HUNGARY -- (0.1%)
    Other Securities...................................                 7,507,336            0.1%
                                                                   --------------           -----

INDIA -- (13.4%)
    Biocon, Ltd........................................  1,280,367     12,727,828            0.2%
    Federal Bank, Ltd..................................  8,667,989     12,719,189            0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------
INDIA -- (Continued)
    IIFL Holdings, Ltd..................................  1,460,861 $   16,736,051            0.2%
    MindTree, Ltd.......................................    861,247     13,930,546            0.2%
    Tata Global Beverages, Ltd..........................  2,778,424     12,344,622            0.2%
    Other Securities....................................             1,040,894,019           13.2%
                                                                    --------------           -----
TOTAL INDIA.............................................             1,109,352,255           14.2%
                                                                    --------------           -----

INDONESIA -- (2.7%)
    Indah Kiat Pulp & Paper Corp. Tbk PT................ 15,829,900     14,945,460            0.2%
    Other Securities....................................               206,540,754            2.6%
                                                                    --------------           -----
TOTAL INDONESIA.........................................               221,486,214            2.8%
                                                                    --------------           -----

MALAYSIA -- (3.1%)
    Other Securities....................................               254,515,726            3.3%
                                                                    --------------           -----

MEXICO -- (2.3%)
#   Alsea S.A.B. de C.V.................................  5,090,080     18,896,552            0.3%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V..  2,460,734     12,979,936            0.2%
#   Regional S.A.B. de C.V..............................  2,045,326     13,018,659            0.2%
    Other Securities....................................               144,063,228            1.7%
                                                                    --------------           -----
TOTAL MEXICO............................................               188,958,375            2.4%
                                                                    --------------           -----

PHILIPPINES -- (1.1%)
    Other Securities....................................                92,272,728            1.2%
                                                                    --------------           -----

POLAND -- (1.1%)
    Other Securities....................................                89,164,781            1.1%
                                                                    --------------           -----

SOUTH AFRICA -- (6.2%)
    AVI, Ltd............................................  3,142,173     28,740,982            0.4%
    Barloworld, Ltd.....................................  2,208,890     29,832,763            0.4%
    Clicks Group, Ltd...................................  2,253,417     38,526,490            0.5%
    Foschini Group, Ltd. (The)..........................  1,107,552     19,055,950            0.3%
    JSE, Ltd............................................    831,201     13,043,960            0.2%
    Pick n Pay Stores, Ltd..............................  2,687,210     17,396,231            0.2%
    SPAR Group, Ltd. (The)..............................  1,306,934     22,142,969            0.3%
    Truworths International, Ltd........................  1,797,580     14,696,255            0.2%
    Other Securities....................................               331,732,560            4.1%
                                                                    --------------           -----
TOTAL SOUTH AFRICA......................................               515,168,160            6.6%
                                                                    --------------           -----

SOUTH KOREA -- (16.5%)
#   Cosmax, Inc.........................................     86,687     12,656,309            0.2%
    Fila Korea, Ltd.....................................    101,983     12,387,329            0.2%
    Other Securities....................................             1,342,540,647           17.1%
                                                                    --------------           -----
TOTAL SOUTH KOREA.......................................             1,367,584,285           17.5%
                                                                    --------------           -----

TAIWAN -- (16.0%)
*   Macronix International..............................  8,930,820     14,187,462            0.2%
    Walsin Technology Corp..............................  2,159,793     13,576,606            0.2%
    Other Securities....................................             1,295,870,244           16.5%
                                                                    --------------           -----
TOTAL TAIWAN............................................             1,323,634,312           16.9%
                                                                    --------------           -----

THAILAND -- (3.3%)
    Other Securities....................................               275,864,290            3.5%
                                                                    --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  Percentage
                                                        Shares      Value++     of Net Assets**
                                                        ------      -------     ---------------

TURKEY -- (1.5%)
      Other Securities...............................            $  127,874,059            1.6%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             7,627,416,664           97.4%
                                                                 --------------          ------

PREFERRED STOCKS -- (1.4%)
BRAZIL -- (1.3%)
      Cia Energetica de Minas Gerais.................  6,467,029     15,617,454            0.2%
      Usinas Siderurgicas de Minas Gerais SA Class A.  4,124,699     12,833,758            0.2%
      Other Securities...............................                81,019,411            1.0%
                                                                 --------------          ------
TOTAL BRAZIL.........................................               109,470,623            1.4%
                                                                 --------------          ------

CHILE -- (0.0%)
      Other Securities...............................                 1,711,091            0.0%
                                                                 --------------          ------

COLOMBIA -- (0.1%)
      Other Securities...............................                 3,703,646            0.1%
                                                                 --------------          ------
TOTAL PREFERRED STOCKS...............................               114,885,360            1.5%
                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
INDONESIA -- (0.0%)
      Other Securities...............................                   607,922            0.0%
                                                                 --------------          ------

MALAYSIA -- (0.0%)
      Other Securities...............................                   135,341            0.0%
                                                                 --------------          ------

TAIWAN -- (0.0%)
      Other Securities...............................                    11,812            0.0%
                                                                 --------------          ------

THAILAND -- (0.0%)
      Other Securities...............................                   136,457            0.0%
                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................                   891,532            0.0%
                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........................             7,743,193,556
                                                                 --------------

                                                                    Value+
                                                          -         ------             -
SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@  DFA Short Term Investment Fund................. 47,054,399    544,419,393            7.0%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,029,209,424)............................              $8,287,612,949          105.9%
                                                                 ==============          ======

At April 30, 2018, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                               Unrealized
                                Number of Expiration  Notional     Market     Appreciation
Description                     Contracts    Date      Value       Value     (Depreciation)
-----------                     --------- ---------- ----------- ----------- --------------
Long Position contracts:
MSCI Emerging Markets Index(R).    650     06/15/18  $39,381,028 $37,446,500  $(1,934,528)
S&P 500(R) Emini Index.........    107     06/15/18   14,770,707  14,161,450     (609,257)
                                                     ----------- -----------  ------------
Total futures contracts........                      $54,151,735 $51,607,950  $(2,543,785)
                                                     =========== ===========  ============

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               -----------------------------------------------------
                                   Level 1        Level 2     Level 3      Total
                               --------------  -------------- ------- --------------
Common Stocks
  Brazil...................... $  530,828,192              --   --    $  530,828,192
  Chile.......................        630,711  $  133,583,909   --       134,214,620
  China.......................     64,649,621   1,274,912,465   --     1,339,562,086
  Colombia....................     19,138,493              --   --        19,138,493
  Greece......................             --      29,630,140   --        29,630,140
  Hong Kong...................          2,081         658,531   --           660,612
  Hungary.....................             --       7,507,336   --         7,507,336
  India.......................        825,665   1,108,526,590   --     1,109,352,255
  Indonesia...................      1,101,770     220,384,444   --       221,486,214
  Malaysia....................             --     254,515,726   --       254,515,726
  Mexico......................    188,930,114          28,261   --       188,958,375
  Philippines.................             --      92,272,728   --        92,272,728
  Poland......................             --      89,164,781   --        89,164,781
  South Africa................      7,263,561     507,904,599   --       515,168,160
  South Korea.................             --   1,367,584,285   --     1,367,584,285
  Taiwan......................         83,171   1,323,551,141   --     1,323,634,312
  Thailand....................    275,502,166         362,124   --       275,864,290
  Turkey......................             --     127,874,059   --       127,874,059
Preferred Stocks
  Brazil......................    109,470,623              --   --       109,470,623
  Chile.......................             --       1,711,091   --         1,711,091
  Colombia....................      3,703,646              --   --         3,703,646
Rights/Warrants
  Indonesia...................             --         607,922   --           607,922
  Malaysia....................             --         135,341   --           135,341
  Taiwan......................             --          11,812   --            11,812
  Thailand....................             --         136,457   --           136,457
Securities Lending Collateral.             --     544,419,393   --       544,419,393
Futures Contracts**...........     (2,543,785)             --   --        (2,543,785)
                               --------------  --------------   --    --------------
TOTAL......................... $1,199,586,029  $7,085,483,135   --    $8,285,069,164
                               ==============  ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                The Japanese   The Asia
                                                                   The U.S. Large    The DFA       Small     Pacific Small
                                                                     Cap Value    International   Company       Company
                                                                      Series*     Value Series*   Series*       Series*
                                                                   -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $1,160,315, $1,077,124,
 $335,897 and $321,847 of securities on loan,
 respectively)....................................................  $28,598,793    $13,177,738   $4,389,572   $1,964,820
Temporary Cash Investments at Value & Cost........................      272,827             --           --           --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $631,384, $1,087,839, $273,047 and
 $204,847)........................................................      631,407      1,087,880      273,050      204,846
Segregated Cash for Futures Contracts.............................        8,729          4,961           --           --
Foreign Currencies at Value.......................................           --        126,795       10,733        4,470
Cash..............................................................           --         40,636        8,408          783
Receivables:
  Investment Securities Sold......................................       21,567         44,997        7,050        2,314
  Dividends, Interest and Tax Reclaims............................       30,837         77,607       36,635        3,374
  Securities Lending Income.......................................          198          1,163        1,202          682
Unrealized Gain on Foreign Currency Contracts.....................           --              4           --            7
Prepaid Expenses and Other Assets.................................           26             14            4            2
                                                                    -----------    -----------   ----------   ----------
     Total Assets.................................................   29,564,384     14,561,795    4,726,654    2,181,298
                                                                    -----------    -----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................      631,403      1,087,898      273,083      204,846
  Investment Securities Purchased.................................       76,946         61,664        8,698        2,880
  Due to Advisor..................................................        2,385          2,190          366          163
  Futures Margin Variation........................................        1,836            995           --           --
Unrealized Loss on Foreign Currency Contracts.....................           --              2           --            9
Accrued Expenses and Other Liabilities............................        1,373          1,056          504          213
                                                                    -----------    -----------   ----------   ----------
     Total Liabilities............................................      713,943      1,153,805      282,651      208,111
                                                                    -----------    -----------   ----------   ----------
NET ASSETS........................................................  $28,850,441    $13,407,990   $4,444,003   $1,973,187
                                                                    ===========    ===========   ==========   ==========
Investments at Cost...............................................  $19,687,331    $10,982,277   $3,252,265   $1,855,888
                                                                    ===========    ===========   ==========   ==========
Foreign Currencies at Cost........................................  $        --    $   129,029   $   10,745   $    4,548
                                                                    ===========    ===========   ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                   The
                                                  The United   Continental The Canadian
                                                 Kingdom Small    Small       Small     The Emerging The Emerging
                                                    Company      Company     Company      Markets    Markets Small
                                                    Series*      Series*     Series*      Series*     Cap Series*
                                                 ------------- ----------- ------------ ------------ -------------
ASSETS:
Investments at Value (including $70,044,
 $791,835, $186,345, $418,132 and
 $1,075,660 of securities on loan,
 respectively)..................................  $2,408,666   $6,102,660   $1,177,004   $6,289,533   $7,743,194
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $75,072,
 $720,155, $190,918, $272,961 and
 $544,414)......................................      75,074      720,170      190,921      272,974      544,419
Segregated Cash for Futures Contracts...........          --           --           --        2,003        2,311
Foreign Currencies at Value.....................       3,659       11,587        1,936       29,077       74,667
Cash............................................       2,976       12,213          971       49,849        6,788
Receivables:
  Investment Securities Sold....................       2,748       47,319        1,938        6,795        9,076
  Dividends, Interest and Tax Reclaims..........      15,401       19,265          839        5,645        8,644
  Securities Lending Income.....................          67        2,214          391          584        5,330
Unrealized Gain on Foreign Currency
 Contracts......................................          --           --           --           --            1
Prepaid Expenses and Other Assets...............           2            5            1            6            7
                                                  ----------   ----------   ----------   ----------   ----------
     Total Assets...............................   2,508,593    6,915,433    1,374,001    6,656,466    8,394,437
                                                  ----------   ----------   ----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............      75,078      720,230      190,909      272,984      544,408
  Investment Securities Purchased...............       3,832       11,356        2,549           34       17,768
  Due to Advisor................................         199          511           96          526        1,297
  Futures Margin Variation......................          --           --           --          375          439
Unrealized Loss on Foreign Currency
 Contracts......................................          --            1           --           --           13
Accrued Expenses and Other Liabilities..........         163          651           93        1,386        2,094
                                                  ----------   ----------   ----------   ----------   ----------
     Total Liabilities..........................      79,272      732,749      193,647      275,305      566,019
                                                  ----------   ----------   ----------   ----------   ----------
NET ASSETS......................................  $2,429,321   $6,182,684   $1,180,354   $6,381,161   $7,828,418
                                                  ==========   ==========   ==========   ==========   ==========
Investments at Cost.............................  $1,985,069   $4,415,376   $1,291,663   $3,893,696   $6,484,795
                                                  ==========   ==========   ==========   ==========   ==========
Foreign Currencies at Cost......................  $    3,663   $   11,800   $    1,937   $   29,392   $   76,186
                                                  ==========   ==========   ==========   ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                         The Japanese   The Asia
                                                               The U.S.       The DFA       Small     Pacific Small
                                                               Large Cap   International   Company       Company
                                                             Value Series# Value Series#   Series#       Series#
                                                             ------------- ------------- ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $22,518,
   $4,689 and $559, respectively)...........................  $  320,493     $205,749      $ 42,243      $25,554
  Non Cash Income...........................................          --       12,718            --        6,858
  Income from Securities Lending............................       1,222        4,583         7,025        3,466
                                                              ----------     --------      --------      -------
     Total Investment Income................................     321,715      223,050        49,268       35,878
                                                              ----------     --------      --------      -------
Expenses
  Investment Management Fees................................      14,450       13,103         2,116          963
  Accounting & Transfer Agent Fees..........................         598          277            90           45
  Custodian Fees............................................         130          515           356          179
  Directors'/Trustees' Fees & Expenses......................         111           51            16            7
  Professional Fees.........................................         175           87            27           13
  Other.....................................................         285          181            57           28
                                                              ----------     --------      --------      -------
     Total Expenses.........................................      15,749       14,214         2,662        1,235
                                                              ----------     --------      --------      -------
  Fees Paid Indirectly (Note C).............................          --         (183)          (17)          (7)
                                                              ----------     --------      --------      -------
  Net Expenses..............................................      15,749       14,031         2,645        1,228
                                                              ----------     --------      --------      -------
  Net Investment Income (Loss)..............................     305,966      209,019        46,623       34,650
                                                              ----------     --------      --------      -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................     577,939      356,134       106,917        8,134
    Affiliated Investment Companies Shares Sold.............         (38)        (139)         (132)         (65)
    Futures.................................................      21,852        5,965            --          (70)
    Foreign Currency Transactions...........................          --        1,833          (578)        (136)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............     121,705       77,200        96,597       28,127
    Affiliated Investment Companies Shares..................         (14)          55            73           39
    Futures.................................................     (14,899)      (4,571)           --           --
    Translation of Foreign Currency Denominated Amounts.....          --       (1,219)         (713)         (18)
                                                              ----------     --------      --------      -------
  Net Realized and Unrealized Gain (Loss)...................     706,545      435,258       202,164       36,011
                                                              ----------     --------      --------      -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.................................................  $1,012,511     $644,277      $248,787      $70,661
                                                              ==========     ========      ========      =======

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                    The United     The
                                                     Kingdom   Continental The Canadian              The Emerging
                                                      Small       Small       Small     The Emerging   Markets
                                                     Company     Company     Company      Markets     Small Cap
                                                     Series#     Series#     Series#      Series#      Series#
                                                    ---------- ----------- ------------ ------------ ------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of
   $43, $9,589, $1,795, $5,166 and $5,517,
   respectively)...................................  $ 39,151   $ 60,298     $ 10,262     $ 53,281     $ 53,398
  Income from Securities Lending...................       567      8,943        2,695        2,654       28,523
                                                     --------   --------     --------     --------     --------
     Total Investment Income.......................    39,718     69,241       12,957       55,935       81,921
                                                     --------   --------     --------     --------     --------
Expenses
  Investment Management Fees.......................     1,176      3,031          586        3,243        7,689
  Accounting & Transfer Agent Fees.................        51        130           24          139          164
  Custodian Fees...................................        60        439           41        1,326        1,820
  Directors'/Trustees' Fees & Expenses.............         9         23            5           26           29
  Professional Fees................................        16         39            8           57           81
  Other............................................        32         86           18          102          105
                                                     --------   --------     --------     --------     --------
     Total Expenses................................     1,344      3,748          682        4,893        9,888
                                                     --------   --------     --------     --------     --------
  Fees Paid Indirectly (Note C)....................        (8)       (46)          (6)         (85)         (53)
                                                     --------   --------     --------     --------     --------
  Net Expenses.....................................     1,336      3,702          676        4,808        9,835
                                                     --------   --------     --------     --------     --------
  Net Investment Income (Loss).....................    38,382     65,539       12,281       51,127       72,086
                                                     --------   --------     --------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...................    66,080    160,869       15,485       85,707      241,330
    Affiliated Investment Companies Shares
     Sold..........................................       (10)      (115)         (18)         (22)         (17)
    Futures........................................        --        161           --        2,701        4,060
    Foreign Currency Transactions..................       398       (114)          82        1,008          (77)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................     4,292    (23,983)     (20,928)     132,049      144,158
    Affiliated Investment Companies Shares.........        --         81           (4)           9          (30)
    Futures........................................        --         --           --       (2,333)      (3,676)
    Translation of Foreign Currency Denominated
     Amounts.......................................      (318)      (569)          14          (43)         (79)
                                                     --------   --------     --------     --------     --------
  Net Realized and Unrealized Gain (Loss)..........    70,442    136,330       (5,369)     219,076      385,669
                                                     --------   --------     --------     --------     --------
Net Increase (Decrease) in Net Assets Resulting
 from Operations...................................  $108,824   $201,869     $  6,912     $270,203     $457,755
                                                     ========   ========     ========     ========     ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                        The U.S. Large Cap Value  The DFA International Value   The Japanese Small
                                                 Series                    Series                 Company Series
                                        ------------------------  --------------------------  ----------------------
                                        Six Months       Year     Six Months        Year      Six Months     Year
                                           Ended        Ended        Ended         Ended         Ended      Ended
                                         April 30,     Oct. 31,    April 30,      Oct. 31,     April 30,   Oct. 31,
                                           2018          2017        2018           2017         2018        2017
                                        -----------  -----------  -----------   -----------   ----------- ----------
                                        (Unaudited)               (Unaudited)                 (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......... $   305,966  $   540,980  $   209,019   $   373,063   $   46,623  $   65,529
  Net Realized Gain (Loss) on:
    Investment Securities Sold*........     577,939    1,415,252      356,134       133,582      106,917     174,661
    Affiliated Investment Companies
     Shares Sold.......................         (38)          (4)        (139)           55         (132)         70
    Futures............................      21,852       22,013        5,965        16,570           --          --
    Foreign Currency
     Transactions......................          --           --        1,833        (2,679)        (578)     (2,843)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
     Foreign Currency..................     121,705    3,199,777       77,200     2,126,222       96,597     616,328
    Affiliated Investment Companies
     Shares............................         (14)         (95)          55           (73)          73        (116)
    Futures............................     (14,899)      11,932       (4,571)        3,736           --          --
    Translation of Foreign Currency
     Denominated Amounts...............          --           --       (1,219)        1,069         (713)        489
                                        -----------  -----------  -----------   -----------   ----------  ----------
     Net Increase (Decrease) in
      Net Assets Resulting from
      Operations.......................   1,012,511    5,189,855      644,277     2,651,545      248,787     854,118
                                        -----------  -----------  -----------   -----------   ----------  ----------
Transactions in Interest:
  Contributions........................   1,218,206    2,626,519      401,774       995,812      309,788     195,960
  Withdrawals..........................  (1,056,822)  (1,056,396)    (370,211)     (644,747)    (103,621)   (193,623)
                                        -----------  -----------  -----------   -----------   ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest.........     161,384    1,570,123       31,563       351,065      206,167       2,337
                                        -----------  -----------  -----------   -----------   ----------  ----------
     Total Increase (Decrease) in
      Net Assets.......................   1,173,895    6,759,978      675,840     3,002,610      454,954     856,455
Net Assets
  Beginning of Period..................  27,676,546   20,916,568   12,732,150     9,729,540    3,989,049   3,132,594
                                        -----------  -----------  -----------   -----------   ----------  ----------
  End of Period........................ $28,850,441  $27,676,546  $13,407,990   $12,732,150   $4,444,003  $3,989,049
                                        ===========  ===========  ===========   ===========   ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The Asia Pacific Small  The United Kingdom Small  The Continental Small
                                               Company Series          Company Series           Company Series
                                           ----------------------  ----------------------   ----------------------
                                           Six Months     Year     Six Months      Year     Six Months     Year
                                              Ended      Ended        Ended       Ended        Ended      Ended
                                            April 30,   Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                              2018        2017        2018         2017        2018        2017
                                           ----------- ----------  -----------  ----------  ----------- ----------
                                           (Unaudited)             (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   34,650  $   63,045  $   38,382   $   68,684  $   65,539  $  114,873
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........      8,134      57,205      66,080       68,209     160,869     217,209
    Affiliated Investment Companies
     Shares Sold..........................        (65)         63         (10)           2        (115)         32
    Futures...............................        (70)         --          --           --         161          --
    Foreign Currency Transactions.........       (136)       (697)        398          330        (114)        992
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     28,127     131,297       4,292      383,963     (23,983)  1,106,864
    Affiliated Investment Companies
     Shares...............................         39         (85)         --           (8)         81        (119)
    Translation of Foreign Currency
     Denominated Amounts..................        (18)         (7)       (318)         206        (569)        303
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     70,661     250,821     108,824      521,386     201,869   1,440,154
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    162,182     110,964      33,320      158,197     332,232     303,976
  Withdrawals.............................    (75,361)   (101,816)    (42,735)     (33,136)   (102,476)   (140,996)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............     86,821       9,148      (9,415)     125,061     229,756     162,980
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    157,482     259,969      99,409      646,447     431,625   1,603,134
Net Assets
  Beginning of Period.....................  1,815,705   1,555,736   2,329,912    1,683,465   5,751,059   4,147,925
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Period........................... $1,973,187  $1,815,705  $2,429,321   $2,329,912  $6,182,684  $5,751,059
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             The Canadian Small     The Emerging Markets    The Emerging Markets
                                               Company Series              Series             Small Cap Series
                                           ----------------------  ----------------------  ----------------------
                                           Six Months     Year     Six Months     Year     Six Months     Year
                                              Ended      Ended        Ended      Ended        Ended      Ended
                                            April 30,   Oct. 31,    April 30,   Oct. 31,    April 30,   Oct. 31,
                                              2018        2017        2018        2017        2018        2017
                                           ----------- ----------  ----------- ----------  ----------- ----------
                                           (Unaudited)             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   12,281  $   24,738  $   51,127  $  128,502  $   72,086  $  176,036
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........     15,485     (39,064)     85,707      (7,795)    241,330     173,946
    Affiliated Investment Companies
     Shares Sold..........................        (18)         21         (22)         (8)        (17)         23
    Futures...............................         --          --       2,701       8,355       4,060       9,284
    Foreign Currency Transactions.........         82         (26)      1,008         (35)        (77)         79
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    (20,928)    137,860     132,049   1,213,036     144,158     923,325
    Affiliated Investment Companies
     Shares...............................         (4)        (28)          9         (19)        (30)        (73)
    Futures...............................         --          --      (2,333)        929      (3,676)        843
    Translation of Foreign Currency
     Denominated Amounts..................         14          (7)        (43)        (69)        (79)       (193)
                                           ----------  ----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................      6,912     123,494     270,203   1,342,896     457,755   1,283,270
                                           ----------  ----------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................     17,823     269,073     299,372     738,457     351,521     959,649
  Withdrawals.............................    (34,603)   (135,609)   (911,621)   (355,877)   (234,315)   (505,109)
                                           ----------  ----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    (16,780)    133,464    (612,249)    382,580     117,206     454,540
                                           ----------  ----------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................     (9,868)    256,958    (342,046)  1,725,476     574,961   1,737,810
Net Assets
  Beginning of Period.....................  1,190,222     933,264   6,723,207   4,997,731   7,253,457   5,515,647
                                           ----------  ----------  ----------  ----------  ----------  ----------
  End of Period........................... $1,180,354  $1,190,222  $6,381,161  $6,723,207  $7,828,418  $7,253,457
                                           ==========  ==========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                    The U.S. Large Cap Value Series
                                                          ----------------------------------------------------------------------
                                                            Six Months        Year         Year          Year          Year
                                                               Ended         Ended        Ended         Ended         Ended
                                                             April 30,      Oct. 31,     Oct. 31,      Oct. 31,      Oct. 31,
                                                               2018           2017         2016          2015          2014
                                                          -----------------------------------------------------------------------
                                                            (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
Total Return.............................................        3.67%(D)       24.31%        4.75%         1.32%        15.67%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................... $28,850,441     $27,676,546  $20,916,568   $19,094,057   $18,376,682
Ratio of Expenses to Average Net Assets..................        0.11%(E)        0.11%        0.11%         0.11%         0.11%
Ratio of Net Investment Income to Average Net Assets.....        2.12%(E)        2.19%        2.39%         2.20%         1.90%
Portfolio Turnover Rate..................................           6%(D)          15%          15%           16%           15%
---------------------------------------------------------------------------------------------------------------------------------

                                                                                  The DFA International Value Series
                                                          ----------------------------------------------------------------------
                                                            Six Months        Year         Year          Year          Year
                                                               Ended         Ended        Ended         Ended         Ended
                                                             April 30,      Oct. 31,     Oct. 31,      Oct. 31,      Oct. 31,
                                                               2018           2017         2016          2015          2014
                                                          -----------------------------------------------------------------------
                                                            (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
Total Return.............................................        5.08%(D)       26.53%       (0.10)%       (5.35)%       (0.72)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................... $13,407,990     $12,732,150  $ 9,729,540   $ 9,227,905   $ 9,343,666
Ratio of Expenses to Average Net Assets..................        0.21%(E)        0.22%        0.22%         0.22%         0.22%
Ratio of Expenses to Average Net Assets (Excluding (Fees
 Paid Indirectly)).......................................        0.22%(E)        0.22%        0.22%         0.22%         0.22%
Ratio of Net Investment Income to Average Net Assets.....        3.19%(E)        3.33%        3.72%         3.31%         4.50%
Portfolio Turnover Rate..................................          10%(D)          17%          17%           21%           17%
---------------------------------------------------------------------------------------------------------------------------------

                                                          -------------
                                                              Year
                                                             Ended
                                                            Oct. 31,
                                                              2013
                                                          ------------

----------------------------------------------------------------------
Total Return.............................................       35.68%
----------------------------------------------------------------------
Net Assets, End of Period (thousands).................... $14,838,988
Ratio of Expenses to Average Net Assets..................        0.11%
Ratio of Net Investment Income to Average Net Assets.....        1.98%
Portfolio Turnover Rate..................................          15%
----------------------------------------------------------------------


                                                          -------------
                                                              Year
                                                             Ended
                                                            Oct. 31,
                                                              2013
                                                          ------------

----------------------------------------------------------------------
Total Return.............................................       28.18%
----------------------------------------------------------------------
Net Assets, End of Period (thousands).................... $ 8,792,130
Ratio of Expenses to Average Net Assets..................        0.22%
Ratio of Expenses to Average Net Assets (Excluding (Fees
 Paid Indirectly)).......................................        0.22%
Ratio of Net Investment Income to Average Net Assets.....        3.20%
Portfolio Turnover Rate..................................          15%
----------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                    The Japanese Small Company Series
                                                               ----------------------------------------------------------------
                                                                Six Months       Year        Year         Year         Year
                                                                   Ended        Ended       Ended        Ended        Ended
                                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                                                   2018          2017        2016         2015         2014
                                                               -----------------------------------------------------------------
                                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       6.25%(D)      27.10%      14.53%       9.04%        2.46%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $4,444,003     $3,989,049  $3,132,594  $2,631,688   $2,505,409
Ratio of Expenses to Average Net Assets.......................       0.13%(E)       0.13%       0.13%       0.13%        0.13%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.13%(E)       0.13%       0.13%       0.13%        0.13%
Ratio of Net Investment Income to Average Net Assets..........       2.20%(E)       1.90%       1.99%       1.69%        1.71%
Portfolio Turnover Rate.......................................          6%(D)         13%         10%          6%           9%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                  The Asia Pacific Small Company Series
                                                               ----------------------------------------------------------------
                                                                Six Months       Year        Year         Year         Year
                                                                   Ended        Ended       Ended        Ended        Ended
                                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                                                   2018          2017        2016         2015         2014
                                                               -----------------------------------------------------------------
                                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       3.97%(D)      16.21%      16.69%     (11.83)%      (3.46)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $1,973,187     $1,815,705  $1,555,736  $1,228,274   $1,453,786
Ratio of Expenses to Average Net Assets.......................       0.13%(E)       0.13%       0.13%       0.13%        0.13%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.13%(E)       0.13%       0.13%       0.13%        0.13%
Ratio of Net Investment Income to Average Net Assets..........       3.60%(E)       3.82%       4.00%       4.17%        3.96%
Portfolio Turnover Rate.......................................          8%(D)         14%         10%          7%           7%
--------------------------------------------------------------------------------------------------------------------------------

                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................      30.62%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $2,281,624
Ratio of Expenses to Average Net Assets.......................       0.14%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.14%
Ratio of Net Investment Income to Average Net Assets..........       1.87%
Portfolio Turnover Rate.......................................         16%
--------------------------------------------------------------------------


                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................      10.97%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $1,265,498
Ratio of Expenses to Average Net Assets.......................       0.15%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.15%
Ratio of Net Investment Income to Average Net Assets..........       4.64%
Portfolio Turnover Rate.......................................          9%
--------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                 The United Kingdom Small Company Series
                                                               ----------------------------------------------------------------
                                                                Six Months       Year         Year        Year         Year
                                                                   Ended        Ended        Ended       Ended        Ended
                                                                 April 30,     Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                                                                   2018          2017         2016        2015         2014
                                                               -----------------------------------------------------------------
                                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       4.68%(D)      29.87%     (15.82)%       9.95%       1.22%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $2,429,321     $2,329,912  $1,683,465   $2,084,113  $1,995,898
Ratio of Expenses to Average Net Assets.......................       0.11%(E)       0.12%       0.12%        0.11%       0.11%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.11%(E)       0.12%       0.12%        0.11%       0.11%
Ratio of Net Investment Income to Average Net Assets..........       3.26%(E)       3.40%       4.36%        3.44%       2.98%
Portfolio Turnover Rate.......................................          6%(D)          9%         15%          10%          8%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                   The Continental Small Company Series
                                                               ----------------------------------------------------------------
                                                                Six Months       Year         Year        Year         Year
                                                                   Ended        Ended        Ended       Ended        Ended
                                                                 April 30,     Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                                                                   2018          2017         2016        2015         2014
                                                               -----------------------------------------------------------------
                                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       3.51%(D)      34.27%       6.10%        9.81%      (2.25)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $6,182,684     $5,751,085  $4,147,925   $3,653,743  $3,152,277
Ratio of Expenses to Average Net Assets.......................       0.12%(E)       0.12%       0.13%        0.13%       0.13%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.12%(E)       0.13%       0.13%        0.13%       0.13%
Ratio of Net Investment Income to Average Net Assets..........       2.16%(E)       2.33%       2.49%        2.44%       2.40%
Portfolio Turnover Rate.......................................          6%(D)         13%          9%          14%         13%
--------------------------------------------------------------------------------------------------------------------------------

                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................      37.42%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $1,988,287
Ratio of Expenses to Average Net Assets.......................       0.12%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.12%
Ratio of Net Investment Income to Average Net Assets..........       3.29%
Portfolio Turnover Rate.......................................         17%
--------------------------------------------------------------------------


                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................      43.67%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $3,217,766
Ratio of Expenses to Average Net Assets.......................       0.14%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.14%
Ratio of Net Investment Income to Average Net Assets..........       2.67%
Portfolio Turnover Rate.......................................         13%
--------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                    The Canadian Small Company Series
                                                               ----------------------------------------------------------------
                                                                Six Months       Year        Year         Year         Year
                                                                   Ended        Ended       Ended        Ended        Ended
                                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                                                   2018          2017        2016         2015         2014
                                                               -----------------------------------------------------------------
                                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       0.45%(D)      12.10%      20.77%     (25.00)%      (3.83)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $1,180,354     $1,190,222  $  933,264  $  623,132   $  849,429
Ratio of Expenses to Average Net Assets.......................       0.12%(E)       0.12%       0.12%       0.12%        0.12%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.12%(E)       0.12%       0.12%       0.12%        0.12%
Ratio of Net Investment Income to Average Net Assets..........       2.09%(E)       2.14%       2.52%       2.73%        2.42%
Portfolio Turnover Rate.......................................          9%(D)         22%          8%         18%           5%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                       The Emerging Markets Series
                                                               ----------------------------------------------------------------
                                                                Six Months       Year        Year         Year         Year
                                                                   Ended        Ended       Ended        Ended        Ended
                                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                                                   2018          2017        2016         2015         2014
                                                               -----------------------------------------------------------------
                                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       4.42%(D)      25.26%      11.44%     (14.86)%       1.74%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $6,381,161     $6,723,207  $4,997,731  $4,403,555   $4,185,451
Ratio of Expenses to Average Net Assets.......................       0.15%(E)       0.15%       0.15%       0.16%        0.15%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.15%(E)       0.15%       0.15%       0.16%        0.15%
Ratio of Net Investment Income to Average Net Assets..........       1.58%(E)       2.23%       2.45%       2.39%        2.51%
Portfolio Turnover Rate.......................................          5%(D)          8%          5%          9%           5%
--------------------------------------------------------------------------------------------------------------------------------

                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................       5.71%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $  741,204
Ratio of Expenses to Average Net Assets.......................       0.13%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.13%
Ratio of Net Investment Income to Average Net Assets..........       2.99%
Portfolio Turnover Rate.......................................         14%
--------------------------------------------------------------------------


                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................       6.99%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $3,766,160
Ratio of Expenses to Average Net Assets.......................       0.16%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.16%
Ratio of Net Investment Income to Average Net Assets..........       2.38%
Portfolio Turnover Rate.......................................          4%
--------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                  The Emerging Markets Small Cap Series
                                                               ---------------------------------------------------------------
                                                                Six Months       Year        Year         Year        Year
                                                                   Ended        Ended       Ended        Ended       Ended
                                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                   2018          2017        2016         2015        2014
                                                               ----------------------------------------------------------------
                                                                (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       6.27%(D)      21.55%      14.45%      (9.42)%       5.60%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $7,828,418     $7,253,457  $5,515,647  $4,898,307   $4,921,438
Ratio of Expenses to Average Net Assets.......................       0.26%(E)       0.27%       0.26%       0.26%        0.26%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.26%(E)       0.27%       0.26%       0.27%        0.26%
Ratio of Net Investment Income to Average Net Assets..........       1.88%(E)       2.78%       2.89%       2.62%        2.48%
Portfolio Turnover Rate.......................................          7%(D)         15%         18%         18%           9%
-------------------------------------------------------------------------------------------------------------------------------

                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................       9.41%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $4,091,523
Ratio of Expenses to Average Net Assets.......................       0.29%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.29%
Ratio of Net Investment Income to Average Net Assets..........       2.37%
Portfolio Turnover Rate.......................................         11%
--------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   Domestic Equity Portfolio        International Equity Portfolios
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2018, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the six months ended April 30, 2018, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
                                                       ----------
              The DFA International Value Series......    $183
              The Japanese Small Company Series.......      17
              The Asia Pacific Small Company Series...       7
              The United Kingdom Small Company Series.       8
              The Continental Small Company Series....      46
              The Canadian Small Company Series.......       6
              The Emerging Markets Series.............      85
              The Emerging Markets Small Cap Series...      53

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2018, the total related amounts paid by the Trust to the CCO were $43 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2018, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $652
                 The DFA International Value Series......  392
                 The Japanese Small Company Series.......   99
                 The Asia Pacific Small Company Series...   50
                 The United Kingdom Small Company Series.   64
                 The Continental Small Company Series....  129
                 The Canadian Small Company Series.......   31

                  The Emerging Markets Series........... $161
                  The Emerging Markets Small Cap Series.  144

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2018, the Series' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $2,176,121 $1,607,330
         The DFA International Value Series......  1,499,991  1,347,535
         The Japanese Small Company Series.......    502,519    261,864
         The Asia Pacific Small Company Series...    268,467    147,506
         The United Kingdom Small Company Series.    187,781    147,491
         The Continental Small Company Series....    595,328    343,964
         The Canadian Small Company Series.......    117,488    104,770
         The Emerging Markets Series.............    342,805    893,878
         The Emerging Markets Small Cap Series...    726,676    547,606

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                        Net Realized
                                                        Gain/(Loss)                                         Dividend
                                                        on Sales of    Change in                           Income from
                                                         Affiliated   Unrealized                           Affiliated
                       Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                        10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
                       ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
The U.S. Large Cap
 Value Series
DFA Short Term
 Investment Fund......  $522,421  $2,517,135 $2,408,097    $ (38)        $(14)     $  631,407    54,572      $4,585
                        --------  ---------- ----------    -----         ----      ----------    ------      ------
Total.................  $522,421  $2,517,135 $2,408,097    $ (38)        $(14)     $  631,407    54,572      $4,585

The DFA International
 Value Series
DFA Short Term
 Investment Fund......  $593,861  $3,705,546 $3,211,443    $(139)        $ 55      $1,087,880    94,026      $6,824
                        --------  ---------- ----------    -----         ----      ----------    ------      ------
Total.................  $593,861  $3,705,546 $3,211,443    $(139)        $ 55      $1,087,880    94,026      $6,824

The Japanese Small
 Company Series
DFA Short Term
 Investment Fund......  $399,385  $  709,510 $  835,786    $(132)        $ 73      $  273,050    23,600      $3,136
                        --------  ---------- ----------    -----         ----      ----------    ------      ------
Total.................  $399,385  $  709,510 $  835,786    $(132)        $ 73      $  273,050    23,600      $3,136

The Asia Pacific
 Small Company
 Series
DFA Short Term
 Investment Fund......  $257,951  $  272,557 $  325,636    $ (65)        $ 39      $  204,846    17,705      $1,773
                        --------  ---------- ----------    -----         ----      ----------    ------      ------
Total.................  $257,951  $  272,557 $  325,636    $ (65)        $ 39      $  204,846    17,705      $1,773

The United Kingdom
 Small Company
 Series
DFA Short Term
 Investment Fund......  $ 53,700  $  258,299 $  236,915    $ (10)        $ --      $   75,074     6,489      $  554
                        --------  ---------- ----------    -----         ----      ----------    ------      ------
Total.................  $ 53,700  $  258,299 $  236,915    $ (10)        $ --      $   75,074     6,489      $  554

                       Capital Gain
                       Distributions
                           from
                        Affiliated
                        Investment
                         Companies
                       -------------
The U.S. Large Cap
 Value Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The DFA International
 Value Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The Japanese Small
 Company Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The Asia Pacific
 Small Company
 Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The United Kingdom
 Small Company
 Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

                                                        Net Realized
                                                        Gain/(Loss)                                         Dividend
                                                        on Sales of    Change in                           Income from
                                                         Affiliated   Unrealized                           Affiliated
                       Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                        10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
                       ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
The Continental Small
 Company Series
DFA Short Term
 Investment Fund......  $470,885  $1,106,444  $857,125     $(115)        $ 81       $720,170     62,245      $4,176
                        --------  ----------  --------     -----         ----       --------     ------      ------
Total.................  $470,885  $1,106,444  $857,125     $(115)        $ 81       $720,170     62,245      $4,176

The Canadian Small
 Company Series
DFA Short Term
 Investment Fund......  $212,919  $  401,106  $423,082     $ (18)        $ (4)      $190,921     16,501      $1,512
                        --------  ----------  --------     -----         ----       --------     ------      ------
Total.................  $212,919  $  401,106  $423,082     $ (18)        $ (4)      $190,921     16,501      $1,512

The Emerging Markets
 Series
DFA Short Term
 Investment Fund......  $202,669  $  936,105  $865,787     $ (22)        $  9       $272,974     23,593      $1,948
                        --------  ----------  --------     -----         ----       --------     ------      ------
Total.................  $202,669  $  936,105  $865,787     $ (22)        $  9       $272,974     23,593      $1,948

The Emerging Markets
 Small Cap Series
DFA Short Term
 Investment Fund......  $584,551  $  439,190  $479,275     $ (17)        $(30)      $544,419     47,054      $4,264
                        --------  ----------  --------     -----         ----       --------     ------      ------
Total.................  $584,551  $  439,190  $479,275     $ (17)        $(30)      $544,419     47,054      $4,264

                       Capital Gain
                       Distributions
                           from
                        Affiliated
                        Investment
                         Companies
                       -------------
The Continental Small
 Company Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The Canadian Small
 Company Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The Emerging Markets
 Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The Emerging Markets
 Small Cap Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                         Federal Tax  Unrealized   Unrealized   Appreciation
                                            Cost     Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $20,772,833  $9,324,903   $(601,549)    $8,723,354
The DFA International Value Series......  12,176,736   2,525,492    (438,297)     2,087,195
The Japanese Small Company Series.......   3,525,313   1,333,694    (196,385)     1,137,309
The Asia Pacific Small Company Series...   2,060,735     462,783    (353,852)       108,931
The United Kingdom Small Company Series.   2,060,141     664,558    (240,959)       423,599
The Continental Small Company Series....   5,135,531   2,112,853    (425,554)     1,687,299
The Canadian Small Company Series.......   1,482,581     201,987    (316,642)      (114,655)
The Emerging Markets Series.............   4,229,544   2,569,546    (238,253)     2,331,293
The Emerging Markets Small Cap Series...   7,079,407   2,098,490    (892,828)     1,205,662

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   3. Forward Currency Contracts: The International Equity Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency.

   The decision to hedge a Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2018, the Series had no outstanding forward currency contracts.

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




The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amounts in thousands):

                                                        Futures
                                                        -------
                 The U.S. Large Cap Value Series....... 197,143
                 The DFA International Value Series.... 105,057
                 The Asia Pacific Small Company Series.   1,169
                 The Emerging Markets Series...........  47,171
                 The Emerging Markets Small Cap Series.  49,079

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of April 30, 2018:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Equity contracts......... Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                                Asset Derivatives Value
                                               --------------------------
                                                Total Value
                                                     at          Equity
                                               April 30, 2018  Contracts*
                                               --------------  ----------
        The DFA International Value Series....    $     6       $     6
        The Emerging Markets Series...........        157           157

                                               Liability Derivatives Value
                                               --------------------------
                                                Total Value
                                                     at          Equity
                                               April 30, 2018  Contracts*
                                               --------------  ----------
        The U.S. Large Cap Value Series.......    $(6,839)      $(6,839)
        The DFA International Value Series....     (1,694)       (1,694)
        The Emerging Markets Series...........     (1,827)       (1,827)
        The Emerging Markets Small Cap Series.     (2,544)       (2,544)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2018:

                                        Location of Gain (Loss)
              Derivative Type           on Derivatives
              ---------------           ------------------------
              Equity contracts          Net Realized Gain (Loss)
                                          on: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                                  Realized Gain (Loss) on
                                                      Derivatives
                                                  --------------------
                                                              Equity
                                                   Total     Contracts
                                                   -------   ---------
           The U.S. Large Cap Value Series....... $21,852     $21,852
           The DFA International Value Series....   5,965       5,965
           The Asia Pacific Small Company Series.     (70)        (70)*
           The Continental Small Company Series..     161         161*
           The Emerging Markets Series...........   2,701       2,701
           The Emerging Markets Small Cap Series.   4,060       4,060

                                                  Change in Unrealized
                                                  Appreciation (Depreciation)
                                                    on Derivatives
                                                  --------------------------
                                                                 Equity
                                                    Total       Contracts
                                                    --------    ---------
           The U.S. Large Cap Value Series....... $(14,899)     $(14,899)
           The DFA International Value Series....   (4,571)       (4,571)
           The Emerging Markets Series...........   (2,333)       (2,333)
           The Emerging Markets Small Cap Series.   (3,676)       (3,676)

* As of April 30, 2018, there were no futures contracts outstanding. During the six months ended April 30, 2018, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                     Weighted      Weighted    Number of   Interest Maximum Amount
                                      Average      Average        Days     Expense  Borrowed During
                                   Interest Rate Loan Balance Outstanding* Incurred   The Period
                                   ------------- ------------ ------------ -------- ---------------
The Japanese Small Company Series.     1.95%       $ 2,738          6        $ 1       $  4,310
The Asia Pacific Small Company
  Series..........................     2.13%         2,039         12          1          8,338
The United Kingdom Small Company
  Series..........................     2.17%         2,955          1         --          2,955
The Canadian Small Company Series.     2.17%           103          3         --            225
The Emerging Markets Series.......     2.01%        24,676          8         11        117,083
The Emerging Markets Small Cap
  Series..........................     1.99%         2,946          6          1          5,012

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order''), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the six months ended April 30, 2018.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2018, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2018, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

 Portfolio                              Purchases  Sales  Realized Gain (Loss)
 ---------                              --------- ------- --------------------
 The U.S. Large Cap Value Series....... $217,124  $63,445       $(6,312)
 The DFA International Value Series....   65,940   42,328         8,941
 The Japanese Small Company Series.....   57,689    6,013         2,585
 The Asia Pacific Small Company Series.   25,214   27,668         6,599
 The Continental Small Company Series..   35,178   12,904         5,559
 The Canadian Small Company Series.....   21,416    5,453           606
 The Emerging Markets Series...........    3,611    2,284            73
 The Emerging Markets Small Cap Series.   11,171    3,655         1,954

J. Securities Lending:

   As of April 30, 2018, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                        Market
                                                        Value
                                                       --------
                The U.S. Large Cap Value Series....... $563,472
                The DFA International Value Series....   46,750
                The Japanese Small Company Series.....   81,683
                The Asia Pacific Small Company Series.  146,034
                The Continental Small Company Series..  118,443
                The Canadian Small Company Series.....    7,225
                The Emerging Markets Series...........  165,940
                The Emerging Markets Small Cap Series.  603,672

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                       Remaining Contractual Maturity of the Agreements
                                                     As of April 30, 2018
                                 ------------------------------------------------------------
                                 Overnight and             Between
                                  Continuous    <30 days 30 & 90 days >90 days     Total
                                 -------------- -------- ------------ -------- --------------
Securities Lending Transactions
The U.S. Large Cap Value Series
Common Stocks................... $  631,406,902    --         --         --    $  631,406,902
The DFA International Value
  Series
Common Stocks...................  1,087,880,349    --         --         --     1,087,880,349
The Japanese Small Company
  Series
Common Stocks...................    273,050,068    --         --         --       273,050,068
The Asia Pacific Small Company
  Series
Common Stocks...................    204,845,502    --         --         --       204,845,502
The United Kingdom Small
  Company Series
Common Stocks...................     75,073,955    --         --         --        75,073,955
The Continental Small Company
  Series
Common Stocks, Preferred
  Stocks, Rights/Warrants.......    720,169,955    --         --         --       720,169,955
The Canadian Small Company
  Series
Common Stocks...................    190,921,477    --         --         --       190,921,477
The Emerging Markets Series
Common Stocks...................    272,974,500    --         --         --       272,974,500

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



                                    Remaining Contractual Maturity of the Agreements
                                                  As of April 30, 2018
                                ---------------------------------------------------------
                                Overnight and            Between
                                 Continuous   <30 days 30 & 90 days >90 days    Total
                                ------------- -------- ------------ -------- ------------
The Emerging Markets Small Cap
  Series
Common Stocks.................. $544,419,393     --         --         --    $544,419,393

K. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

M. Other:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits").

   The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second

Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; that request is pending.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                 Six Months Ended April 30, 2018
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/17  04/30/18    Ratio*   Period*
                                         --------- --------- ---------- --------
Dimensional Emerging Markets Value Fund
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,071.60    0.15%    $0.77
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    Dimensional Emerging Markets Value Fund
              Consumer Discretionary.......................   8.4%
              Consumer Staples.............................   3.2%
              Energy.......................................  14.9%
              Financials...................................  28.6%
              Health Care..................................   0.6%
              Industrials..................................   9.4%
              Information Technology.......................   7.9%
              Materials....................................  18.1%
              Real Estate..................................   4.1%
              Telecommunication Services...................   3.3%
              Utilities....................................   1.5%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (94.2%)
BRAZIL -- (6.8%)
#*  Petroleo Brasileiro SA Sponsored ADR................  14,614,044 $  205,911,880            1.0%
    Vale SA.............................................  25,779,178    358,150,437            1.8%
    Vale SA Sponsored ADR...............................  20,975,325    290,298,496            1.4%
    Other Securities....................................                553,050,789            2.8%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,407,411,602            7.0%
                                                                     --------------           -----

CHILE -- (1.7%)
    Other Securities....................................                345,989,652            1.7%
                                                                     --------------           -----

CHINA -- (17.1%)
    Bank of China, Ltd. Class H......................... 398,265,817    216,191,056            1.1%
    China Construction Bank Corp. Class H............... 446,135,101    467,397,237            2.3%
    China Mobile, Ltd...................................  15,402,000    146,726,990            0.7%
    China Overseas Land & Investment, Ltd...............  28,630,000     95,928,580            0.5%
    China Petroleum & Chemical Corp. ADR................   1,159,521    113,099,659            0.6%
    China Petroleum & Chemical Corp. Class H............ 113,421,575    110,456,601            0.6%
    China Resources Land, Ltd...........................  22,442,000     84,285,980            0.4%
#*  China Unicom Hong Kong, Ltd. ADR....................   6,768,426     94,961,017            0.5%
    CNOOC, Ltd..........................................  94,498,000    159,863,492            0.8%
    Industrial & Commercial Bank of China, Ltd. Class H. 506,891,996    444,990,871            2.2%
    PetroChina Co., Ltd. Class H........................ 147,646,000    108,795,781            0.6%
    Other Securities....................................              1,515,164,913            7.4%
                                                                     --------------           -----
TOTAL CHINA.............................................              3,557,862,177           17.7%
                                                                     --------------           -----

COLOMBIA -- (0.2%)
    Other Securities....................................                 40,350,803            0.2%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 40,665,071            0.2%
                                                                     --------------           -----

GREECE -- (0.0%)
    Other Securities....................................                  5,349,240            0.0%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                     65,561            0.0%
                                                                     --------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................                 63,731,408            0.3%
                                                                     --------------           -----

INDIA -- (11.4%)
    Axis Bank, Ltd......................................  11,051,055     85,472,655            0.4%
    Bharti Airtel, Ltd..................................  13,689,037     83,764,411            0.4%
    ICICI Bank, Ltd. Sponsored ADR......................  10,946,768     93,156,995            0.5%
    Larsen & Toubro, Ltd................................   4,214,051     88,344,821            0.5%
    Reliance Industries, Ltd............................  34,030,289    489,161,967            2.4%
    Vedanta, Ltd........................................  19,014,264     84,414,582            0.4%
    Other Securities....................................              1,434,506,606            7.1%
                                                                     --------------           -----
TOTAL INDIA.............................................              2,358,822,037           11.7%
                                                                     --------------           -----

INDONESIA -- (2.4%)
    Other Securities....................................                502,750,632            2.5%
                                                                     --------------           -----

MALAYSIA -- (2.8%)
    Other Securities....................................                583,316,226            2.9%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
MEXICO -- (3.5%)
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   1,097,422 $  106,076,810            0.5%
#   Grupo Financiero Banorte S.A.B. de C.V..............  18,991,148    118,767,978            0.6%
    Grupo Mexico S.A.B. de C.V. Series B................  39,241,344    129,922,871            0.7%
    Other Securities....................................                372,976,815            1.8%
                                                                     --------------           -----
TOTAL MEXICO............................................                727,744,474            3.6%
                                                                     --------------           -----

PHILIPPINES -- (0.9%)
    Other Securities....................................                189,658,929            0.9%
                                                                     --------------           -----

POLAND -- (1.3%)
    Other Securities....................................                269,523,084            1.3%
                                                                     --------------           -----

RUSSIA -- (1.8%)
    Gazprom PJSC Sponsored ADR..........................  28,411,094    131,102,709            0.7%
    Lukoil PJSC Sponsored ADR(BYZDW2900)................   1,526,223    101,731,481            0.5%
    Lukoil PJSC Sponsored ADR(BYZF386)..................   1,600,191    105,436,585            0.5%
    Other Securities....................................                 36,120,727            0.2%
                                                                     --------------           -----
TOTAL RUSSIA............................................                374,391,502            1.9%
                                                                     --------------           -----

SOUTH AFRICA -- (7.0%)
    Barclays Africa Group, Ltd..........................   7,309,742    107,067,795            0.5%
#   MTN Group, Ltd......................................  18,433,110    185,007,454            0.9%
    Sasol, Ltd..........................................   3,950,582    141,222,873            0.7%
    Standard Bank Group, Ltd............................  17,066,487    292,700,255            1.5%
    Other Securities....................................                729,030,620            3.6%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,455,028,997            7.2%
                                                                     --------------           -----

SOUTH KOREA -- (17.3%)
    Hana Financial Group, Inc...........................   3,234,305    143,710,459            0.7%
    Hyundai Mobis Co., Ltd..............................     619,429    143,449,561            0.7%
    Hyundai Motor Co....................................   1,477,708    220,396,859            1.1%
#   KB Financial Group, Inc. ADR........................   2,869,877    161,861,062            0.8%
    LG Electronics, Inc.................................   1,598,413    151,559,589            0.8%
    POSCO...............................................     622,870    214,616,504            1.1%
    POSCO Sponsored ADR.................................   1,500,406    127,309,449            0.7%
    Shinhan Financial Group Co., Ltd....................   3,787,146    168,628,970            0.9%
    SK Innovation Co., Ltd..............................     879,496    161,164,347            0.8%
    Other Securities....................................              2,102,719,099           10.3%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              3,595,415,899           17.9%
                                                                     --------------           -----

TAIWAN -- (15.2%)
    Cathay Financial Holding Co., Ltd...................  59,491,000    106,712,274            0.5%
#   China Steel Corp.................................... 113,803,320     90,053,315            0.5%
    CTBC Financial Holding Co., Ltd..................... 156,118,073    111,337,628            0.6%
    First Financial Holding Co., Ltd.................... 127,821,158     87,878,011            0.5%
    Fubon Financial Holding Co., Ltd....................  90,265,471    154,431,296            0.8%
    Hon Hai Precision Industry Co., Ltd.................  40,073,240    111,458,974            0.6%
    Mega Financial Holding Co., Ltd..................... 123,127,796    108,698,083            0.6%
#   United Microelectronics Corp........................ 201,966,681    108,914,955            0.6%
    Other Securities....................................              2,267,280,569           10.9%
                                                                     --------------           -----
TOTAL TAIWAN............................................              3,146,765,105           15.6%
                                                                     --------------           -----

THAILAND -- (3.1%)
    PTT PCL............................................. 143,475,500    256,855,695            1.3%
    Other Securities....................................                396,403,372            2.0%
                                                                     --------------           -----
TOTAL THAILAND..........................................                653,259,067            3.3%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                         Percentage
                                              Shares       Value++     of Net Assets**
                                              ------       -------     ---------------
TURKEY -- (1.2%)
      Other Securities.....................            $   242,515,502            1.2%
                                                       ---------------          ------
TOTAL COMMON STOCKS........................             19,560,616,968           97.1%
                                                       ---------------          ------

PREFERRED STOCKS -- (2.1%)
BRAZIL -- (2.0%)
*     Petroleo Brasileiro SA............... 12,781,490      83,806,470            0.4%
#*    Petroleo Brasileiro SA Sponsored ADR. 17,627,348     231,799,626            1.2%
      Other Securities.....................                 96,696,336            0.4%
                                                       ---------------          ------
TOTAL BRAZIL...............................                412,302,432            2.0%
                                                       ---------------          ------

COLOMBIA -- (0.1%)
      Other Securities.....................                 17,072,504            0.1%
                                                       ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities.....................                    498,903            0.0%
                                                       ---------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.....................                  2,391,478            0.0%
                                                       ---------------          ------
TOTAL PREFERRED STOCKS.....................                432,265,317            2.1%
                                                       ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
INDONESIA -- (0.0%)
      Other Securities.....................                  1,253,777            0.0%
                                                       ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities.....................                    157,009            0.0%
                                                       ---------------          ------

TAIWAN -- (0.0%)
      Other Securities.....................                     26,921            0.0%
                                                       ---------------          ------

THAILAND -- (0.0%)
      Other Securities.....................                      7,415            0.0%
                                                       ---------------          ------
TOTAL RIGHTS/WARRANTS......................                  1,445,122            0.0%
                                                       ---------------          ------
TOTAL INVESTMENT SECURITIES................             19,994,327,407
                                                       ---------------

                                                           Value+
                                                -          ------             -
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund....... 67,284,012     778,476,021            3.9%
                                                       ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,115,459,128).................              $20,772,803,428          103.1%
                                                       ===============          ======

At April 30, 2018, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                                               Unrealized
                                Number of Expiration  Notional     Market     Appreciation
Description                     Contracts    Date      Value       Value     (Depreciation)
-----------                     --------- ---------- ----------- ----------- --------------
Long Position contracts:
MSCI Emerging Markets Index(R).    650     06/15/18  $39,371,948 $37,446,500  $(1,925,448)
S&P 500(R) Emini Index.........     65     06/15/18    8,570,821   8,602,750       31,929
                                                     ----------- -----------  -----------
Total futures contracts........                      $47,942,769 $46,049,250  $(1,893,519)
                                                     =========== ===========  ===========

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               --------------  --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,407,411,602               --   --    $ 1,407,411,602
  Chile.......................     81,310,717  $   264,678,935   --        345,989,652
  China.......................    316,497,901    3,241,364,276   --      3,557,862,177
  Colombia....................     40,350,803               --   --         40,350,803
  Czech Republic..............             --       40,665,071   --         40,665,071
  Greece......................             --        5,349,240   --          5,349,240
  Hong Kong...................             --           65,561   --             65,561
  Hungary.....................             --       63,731,408   --         63,731,408
  India.......................    120,302,218    2,238,519,819   --      2,358,822,037
  Indonesia...................      2,037,387      500,713,245   --        502,750,632
  Malaysia....................             --      583,316,226   --        583,316,226
  Mexico......................    727,744,474               --   --        727,744,474
  Philippines.................             --      189,658,929   --        189,658,929
  Poland......................             --      269,523,084   --        269,523,084
  Russia......................    125,160,865      249,230,637   --        374,391,502
  South Africa................    145,965,571    1,309,063,426   --      1,455,028,997
  South Korea.................    400,116,462    3,195,299,437   --      3,595,415,899
  Taiwan......................     36,673,338    3,110,091,767   --      3,146,765,105
  Thailand....................    653,200,259           58,808   --        653,259,067
  Turkey......................             --      242,515,502   --        242,515,502
Preferred Stocks
  Brazil......................    412,302,432               --   --        412,302,432
  Colombia....................     17,072,504               --   --         17,072,504
  Malaysia....................        498,903               --   --            498,903
  South Korea.................      2,391,478               --   --          2,391,478
Rights/Warrants
  Indonesia...................             --        1,253,777   --          1,253,777
  Malaysia....................             --          157,009   --            157,009
  Taiwan......................             --           26,921   --             26,921
  Thailand....................             --            7,415   --              7,415
Securities Lending Collateral.             --      778,476,021   --        778,476,021
Futures Contracts**...........     (1,893,519)              --   --         (1,893,519)
                               --------------  ---------------   --    ---------------
TOTAL......................... $4,487,143,395  $16,283,766,514   --    $20,770,909,909
                               ==============  ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,259,869 of securities on loan)*............................. $19,994,327
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $778,436).     778,476
Segregated Cash for Futures Contracts..........................................................       2,067
Foreign Currencies at Value....................................................................      43,403
Cash...........................................................................................      44,086
Receivables:
  Investment Securities Sold...................................................................      63,052
  Dividends, Interest and Tax Reclaims.........................................................       1,532
  Securities Lending Income....................................................................       2,768
Prepaid Expenses and Other Assets..............................................................          19
                                                                                                -----------
     Total Assets..............................................................................  20,929,730
                                                                                                -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................................................     778,510
  Investment Securities Purchased..............................................................         434
  Due to Advisor...............................................................................       1,666
  Futures Margin Variation.....................................................................         969
Accrued Expenses and Other Liabilities.........................................................       5,230
                                                                                                -----------
     Total Liabilities.........................................................................     786,809
                                                                                                -----------
NET ASSETS..................................................................................... $20,142,921
                                                                                                ===========
Investments at Cost............................................................................ $16,337,023
                                                                                                ===========
Foreign Currencies at Cost..................................................................... $    43,595
                                                                                                ===========

----------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND#

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

  Investment Income
    Dividends (Net of Foreign Taxes Withheld of $21,354).......... $  170,166
    Income from Securities Lending................................     14,518
                                                                   ----------
       Total Investment Income....................................    184,684
                                                                   ----------
  Expenses
    Investment Management Fees....................................     10,057
    Accounting & Transfer Agent Fees..............................        443
    Custodian Fees................................................      4,174
    Directors'/Trustees' Fees & Expenses..........................         78
    Professional Fees.............................................        257
    Other.........................................................        347
                                                                   ----------
       Total Expenses.............................................     15,356
                                                                   ----------
    Fees Paid Indirectly (Note C).................................        (93)
                                                                   ----------
    Net Expenses..................................................     15,263
                                                                   ----------
    Net Investment Income (Loss)..................................    169,421
                                                                   ----------
  Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:
      Investment Securities Sold**................................    290,670
      Affiliated Investment Companies Shares Sold.................        (92)
      Futures.....................................................      5,564
      Foreign Currency Transactions...............................      1,015
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................    913,973
      Affiliated Investment Companies Shares......................         21
      Futures.....................................................     (5,274)
      Translation of Foreign Currency Denominated Amounts.........        (99)
                                                                   ----------
    Net Realized and Unrealized Gain (Loss).......................  1,205,778
                                                                   ----------
  Net Increase (Decrease) in Net Assets Resulting from Operations. $1,375,199
                                                                   ==========

----------
**Net of foreign capital gain taxes withheld of $0.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                           Dimensional Emerging
                                                                            Markets Value Fund
                                                                         ------------------------
                                                                         Six Months       Year
                                                                            Ended        Ended
                                                                          April 30,     Oct. 31,
                                                                            2018          2017
                                                                         -----------  -----------
                                                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   169,421  $   475,435
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................     290,670     (259,529)
    Affiliated Investment Companies Shares Sold.........................         (92)           1
    Futures.............................................................       5,564       20,081
    Foreign Currency Transactions.......................................       1,015        2,950
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................     913,973    3,780,573
    Affiliated Investment Companies Shares Sold.........................          21          (79)
    Futures.............................................................      (5,274)       3,775
    Translation of Foreign Currency Denominated Amounts.................         (99)         (53)
                                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....   1,375,199    4,023,154
                                                                         -----------  -----------
Transactions in Interest:
  Contributions.........................................................     567,350      842,290
  Withdrawals...........................................................  (1,411,839)  (1,900,740)
                                                                         -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..............    (844,489)  (1,058,450)
                                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............................     530,710    2,964,704
Net Assets
  Beginning of Period...................................................  19,612,211   16,647,507
                                                                         -----------  -----------
  End of Period......................................................... $20,142,921  $19,612,211
                                                                         ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS

                                                                Dimensional Emerging Markets Value Fund
                                           ---------------------------------------------------------------------------------
                                             Six Months        Year         Year         Year          Year          Year
                                                Ended         Ended        Ended        Ended         Ended         Ended
                                              April 30,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,      Oct. 31,
                                                2018           2017         2016         2015          2014          2013
                                           ----------------------------------------------------------------------------------
                                             (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
Total Return..............................        7.16%(D)       24.89%       15.80%      (17.95)%       (1.09)%        8.43%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $20,142,921     $19,612,211  $16,647,507  $15,088,058   $18,927,517   $19,427,286
Ratio of Expenses to Average Net Assets...        0.15%(E)        0.16%        0.16%        0.15%         0.15%         0.16%
Ratio of Expenses to Average Net Assets
 (Excluding (Fees Paid Indirectly)).......        0.15%(E)        0.16%        0.16%        0.15%         0.15%         0.16%
Ratio of Net Investment Income to Average
 Net Assets...............................        1.68%(E)        2.64%        2.72%        2.54%         2.76%         2.32%
Portfolio Turnover Rate...................           5%(D)          14%          12%          14%           12%            6%
-----------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies." The Fund consists of one series.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Fund.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2018, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $620 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund. For the six months ended April 30, 2018, the Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Earned Income Credit:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the six months ended April 30, 2018, expenses reduced were $93 (amount in thousands).

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $8 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2018, the Fund's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                  Purchases    Sales
                                                  ---------- ----------
         Dimensional Emerging Markets Value Fund. $1,096,902 $1,726,689

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                       Net Realized
                                                       Gain/(Loss)                                         Dividend
                                                       on Sales of    Change in                           Income from
                                                        Affiliated   Unrealized                           Affiliated
                      Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                       10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
                      ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
Dimensional Emerging
 Markets Value Fund
DFA Short Term
 Investment Fund.....  $591,907  $2,111,738 $1,925,098     $(92)         $21       $778,476     67,284        $6
                       --------  ---------- ----------     ----          ---       --------     ------        --
Total................  $591,907  $2,111,738 $1,925,098     $(92)         $21       $778,476     67,284        $6
                       ========  ========== ==========     ====          ===       ========     ======        ==

                      Capital Gain
                      Distributions
                          from
                       Affiliated
                       Investment
                        Companies
                      -------------
Dimensional Emerging
 Markets Value Fund
DFA Short Term
 Investment Fund.....     $ --
                          ----
Total................     $ --
                          ====

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                         Federal Tax  Unrealized   Unrealized   Appreciation
                                            Cost     Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $17,250,881  $5,263,190  $(1,743,161)   $3,520,029

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   3. Forward Currency Contracts: The Fund may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency.

   The decision to hedge the Fund's currency exposure with respect to a foreign market will be based primarily on the Fund's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Fund as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2018, the Fund had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amounts in thousands):

                                                         Futures
                                                         -------
                Dimensional Emerging Markets Value Fund. 106,035

   The following is a summary of the location of derivatives on the Fund's Statements of Assets and Liabilities as of April 30, 2018:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Equity contracts          Receivables: Futures       Payables: Futures

                           Margin Variation           Margin Variation

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                                 Asset Derivatives Value
       -                                        --------------------------
                                                 Total Value
                                                      at          Equity
                                                April 30, 2018  Contracts*
                                                --------------  ----------
       Dimensional Emerging Markets Value Fund.    $    32       $    32

                                                Liability Derivatives Value
                                                --------------------------
                                                 Total Value
                                                      at          Equity
                                                April 30, 2018  Contracts*
                                                --------------  ----------
       Dimensional Emerging Markets Value Fund.    $(1,925)      $(1,925)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Fund's Statements of Operations of realized and change in unrealized gains and losses from the Fund's derivative instrument holdings through the six months ended April 30, 2018:

            Derivative Type   Location of Gain (Loss) on Derivatives
            ---------------   --------------------------------------
            Equity contracts         Net Realized Gain (Loss)
                                       on: Futures
                                     Change in Unrealized
                                       Appreciation
                                       (Depreciation)
                                       of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                                   Realized Gain (Loss) on
                                                      Derivatives
                                                   ------------------------
                                                                     Equity
                                                    Total           Contracts
                                                    -------         ---------
          Dimensional Emerging Markets Value Fund. $ 5,564           $ 5,564

                                                   Change in Unrealized
                                                   Appreciation (Depreciation) on
                                                      Derivatives
                                                   ------------------------
                                                                     Equity
                                                    Total           Contracts
                                                    -------         ---------
          Dimensional Emerging Markets Value Fund. $(5,274)          $(5,274)

G. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   the Period
                                    ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value
  Fund.............................     2.28%       $27,068         23        $35       $106,083

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Fund did not utilize the interfund lending program during the six months ended April 30, 2018.

H. Affiliated Trades:

   Cross trades for the six months ended April 30, 2018, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2018, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

                                                                 Realized
                                                                   Gain
       Portfolio                                Purchases Sales   (Loss)
       ---------                                --------- ------ --------
       Dimensional Emerging Markets Value Fund.  $4,372   $6,150   $554

I. Securities Lending:

   As of April 30, 2018, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The non-cash collateral includes short and/or long term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

                                                         Market
                                                         Value
                                                        --------
               Dimensional Emerging Markets Value Fund. $605,495

   The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                     Remaining Contractual Maturity of the Agreements
                                                   As of April 30, 2018
                                 ---------------------------------------------------------
                                 Overnight and            Between
                                  Continuous   <30 days 30 & 90 days >90 days    Total
                                 ------------- -------- ------------ -------- ------------
Securities Lending Transactions
Dimensional Emerging Markets
  Value Fund
Common Stocks................... $778,476,021     --         --         --    $778,476,021

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

L. Other:

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2017 (the "Meeting"), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment management agreements for each portfolio/series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment global advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043018-001S
 [LOGO]                                                              00211511

[LOGO]

Semi-Annual Report

SIX MONTHS ENDED: APRIL 30, 2018 (UNAUDITED)

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC. / THE DFA INVESTMENT TRUST COMPANY
--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC.

--------------------------------------------------------------------------------

 TAX-MANAGED U.S. MARKETWIDE VALUE      T.A. U.S. CORE EQUITY 2 PORTFOLIO
 PORTFOLIO                              TAX-MANAGED DFA INTERNATIONAL VALUE
 TAX-MANAGED U.S. EQUITY PORTFOLIO      PORTFOLIO
 TAX-MANAGED U.S. TARGETED VALUE        T.A. WORLD EX U.S. CORE EQUITY
 PORTFOLIO                              PORTFOLIO
 TAX-MANAGED U.S. SMALL CAP PORTFOLIO

THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------

 THE TAX-MANAGED U.S. MARKETWIDE VALUE
 SERIES

[LOGO]

June 2018

Dear Fellow Shareholder,

Sound investment solutions based on financial science are at the heart of Dimensional. Just as important is our commitment to serving our clients. We take great pride in the many longstanding clients we have had the honor of working with over the last four decades.

Delivering great investment experiences informs everything we do, from the design of our strategies to the ways that we explain our approach and set expectations. We place tremendous value on helping our clients understand what they can expect from us. By being transparent about what we can deliver, and following through with robust investment strategies, we help clients achieve their financial goals.

David Booth, our founder, often speaks of his satisfaction and joy in helping change the investor landscape for the better. We share this passion and, on behalf of everyone at Dimensional, we thank you for trusting us with your investments.

Sincerely,

 /s/ David P. Butler                    /s/ Gerard O'Reilly

 David Butler                           Gerard O'Reilly
 Co-Chief Executive Officer             Co-Chief Executive Officer and Chief
                                        Investment Officer

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                                 PAGE
                                                                                 ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES......................................   1
DFA INVESTMENT DIMENSIONS GROUP INC.............................................   2
   Disclosure of Fund Expenses..................................................   2
   Disclosure of Portfolio Holdings.............................................   4
   Schedule of Investments/Summary Schedules of Portfolio Holdings
       Tax-Managed U.S. Marketwide Value Portfolio..............................   6
       Tax-Managed U.S. Equity Portfolio........................................   7
       Tax-Managed U.S. Targeted Value Portfolio................................  10
       Tax-Managed U.S. Small Cap Portfolio.....................................  13
       T.A. U.S. Core Equity 2 Portfolio........................................  16
       Tax-Managed DFA International Value Portfolio............................  19
       T.A. World ex U.S. Core Equity Portfolio.................................  23
   Statements of Assets and Liabilities.........................................  29
   Statements of Operations.....................................................  31
   Statements of Changes in Net Assets..........................................  33
   Financial Highlights.........................................................  35
   Notes to Financial Statements................................................  39
   Section 19(a) Notice.........................................................  55
THE DFA INVESTMENT TRUST COMPANY - THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
   Disclosure of Fund Expenses..................................................  56
   Disclosure of Portfolio Holdings.............................................  57
   Summary Schedule of Portfolio Holdings.......................................  58
   Statement of Assets and Liabilities..........................................  61
   Statement of Operations......................................................  62
   Statements of Changes in Net Assets..........................................  63
   Financial Highlights.........................................................  64
   Notes to Financial Statements................................................  65
VOTING PROXIES ON FUND PORTFOLIO SECURITIES.....................................  72
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS..............................  73

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund.
(C)     Non-Annualized
(D)     Annualized
N/A     Does not apply to this fund.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                       SIX MONTHS ENDED APRIL 30, 2018
EXPENSE TABLES
                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               11/01/17  04/30/18    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,036.00    0.37%    $1.87
Hypothetical 5% Annual Return................. $1,000.00 $1,022.96    0.37%    $1.86

TAX-MANAGED U.S. EQUITY PORTFOLIO
---------------------------------
Actual Fund Return............................ $1,000.00 $1,039.80    0.21%    $1.06
Hypothetical 5% Annual Return................. $1,000.00 $1,023.75    0.21%    $1.05

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               11/01/17  04/30/18    RATIO*   PERIOD*
                                               --------- --------- ---------- --------

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
-----------------------------------------
Actual Fund Return............................ $1,000.00 $1,017.70    0.44%    $2.20
Hypothetical 5% Annual Return................. $1,000.00 $1,022.61    0.44%    $2.21

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
------------------------------------
Actual Fund Return............................ $1,000.00 $1,017.60    0.52%    $2.60
Hypothetical 5% Annual Return................. $1,000.00 $1,022.22    0.52%    $2.61

T.A. U.S. CORE EQUITY 2 PORTFOLIO
---------------------------------
Actual Fund Return............................ $1,000.00 $1,037.00    0.23%    $1.16
Hypothetical 5% Annual Return................. $1,000.00 $1,023.65    0.23%    $1.15

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,047.90    0.52%    $2.64
Hypothetical 5% Annual Return................. $1,000.00 $1,022.22    0.52%    $2.61

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,039.60    0.35%    $1.77
Hypothetical 5% Annual Return................. $1,000.00 $1,023.06    0.35%    $1.76

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                                AFFILIATED INVESTMENT COMPANY
                                                -----------------------------
   Tax-Managed U.S. Marketwide Value Portfolio.             100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       TAX-MANAGED U.S. EQUITY PORTFOLIO
              Consumer Discretionary.......................  13.6%
              Consumer Staples.............................   6.6%
              Energy.......................................   6.2%
              Financials...................................  15.6%
              Health Care..................................  13.8%
              Industrials..................................  11.0%
              Information Technology.......................  24.9%
              Materials....................................   3.4%
              Real Estate..................................   0.1%
              Telecommunication Services...................   1.8%
              Utilities....................................   3.0%
                                                            -----
                                                            100.0%

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
              Consumer Discretionary.......................  14.9%
              Consumer Staples.............................   3.2%
              Energy.......................................   9.9%
              Financials...................................  26.8%
              Health Care..................................   5.2%
              Industrials..................................  20.9%
              Information Technology.......................  11.4%
              Materials....................................   6.9%
              Real Estate..................................   0.2%
              Telecommunication Services...................   0.5%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO
              Consumer Discretionary.......................  15.4%
              Consumer Staples.............................   3.9%
              Energy.......................................   5.8%
              Financials...................................  21.8%
              Health Care..................................   9.1%
              Industrials..................................  19.6%
              Information Technology.......................  13.9%
              Materials....................................   5.6%
              Real Estate..................................   0.5%
              Telecommunication Services...................   1.0%
              Utilities....................................   3.4%
                                                            -----
                                                            100.0%

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO
              Consumer Discretionary.......................  14.9%
              Consumer Staples.............................   5.5%
              Energy.......................................   6.2%
              Financials...................................  19.4%
              Health Care..................................  11.3%
              Industrials..................................  14.5%
              Information Technology.......................  19.4%
              Materials....................................   4.6%
              Real Estate..................................   0.4%
              Telecommunication Services...................   2.0%
              Utilities....................................   1.8%
                                                            -----
                                                            100.0%

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
              Consumer Discretionary.......................  16.5%
              Consumer Staples.............................   2.3%
              Energy.......................................  15.9%
              Financials...................................  29.9%
              Health Care..................................   3.0%
              Industrials..................................   8.0%
              Information Technology.......................   2.5%
              Materials....................................  13.6%
              Real Estate..................................   2.5%
              Telecommunication Services...................   3.8%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.4%
              Consumer Staples.............................   7.3%
              Energy.......................................   6.6%
              Financials...................................  17.2%
              Health Care..................................   5.0%
              Industrials..................................  16.2%
              Information Technology.......................   9.5%
              Materials....................................  13.2%
              Real Estate..................................   3.4%
              Telecommunication Services...................   3.2%
              Utilities....................................   3.0%
                                                            -----
                                                            100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series
  of  The DFA Investment Trust Company...................... $4,967,321,558
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY....... $4,967,321,558
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                 PERCENTAGE
                                         SHARES      VALUE+    OF NET ASSETS**
                                         ------      ------    ---------------
 COMMON STOCKS -- (94.6%)
 Consumer Discretionary -- (12.9%)
 *   Amazon.com, Inc...................    55,355 $ 86,693,126            2.5%
 *   Booking Holdings, Inc.............     6,433   14,011,074            0.4%
     Comcast Corp. Class A.............   619,072   19,432,670            0.6%
     Home Depot, Inc. (The)............   157,438   29,094,542            0.9%
     McDonald's Corp...................   106,816   17,885,271            0.5%
 *   Netflix, Inc......................    57,020   17,816,469            0.5%
     Walt Disney Co. (The).............   203,856   20,452,872            0.6%
     Other Securities..................            266,778,602            7.6%
                                                  ------------          ------
 Total Consumer Discretionary..........            472,164,626           13.6%
                                                  ------------          ------
 Consumer Staples -- (6.3%)
     Altria Group, Inc.................   252,995   14,195,549            0.4%
     Coca-Cola Co. (The)...............   542,530   23,442,721            0.7%
     PepsiCo, Inc......................   189,518   19,129,947            0.6%
     Philip Morris International, Inc..   206,803   16,957,846            0.5%
     Procter & Gamble Co. (The)........   337,156   24,389,865            0.7%
     Walmart, Inc......................   198,027   17,517,468            0.5%
     Other Securities..................            113,492,739            3.2%
                                                  ------------          ------
 Total Consumer Staples................            229,126,135            6.6%
                                                  ------------          ------
 Energy -- (5.8%)
     Chevron Corp......................   258,011   32,279,756            0.9%
     Exxon Mobil Corp..................   570,323   44,342,613            1.3%
     Other Securities..................            136,564,181            3.9%
                                                  ------------          ------
 Total Energy..........................            213,186,550            6.1%
                                                  ------------          ------
 Financials -- (14.7%)
     Bank of America Corp.............. 1,395,864   41,764,251            1.2%
 *   Berkshire Hathaway, Inc. Class B..   257,358   49,857,965            1.5%
     Citigroup, Inc....................   366,966   25,052,769            0.7%
     JPMorgan Chase & Co...............   466,465   50,742,063            1.5%
     Wells Fargo & Co..................   625,599   32,506,124            1.0%
     Other Securities..................            338,700,362            9.6%
                                                  ------------          ------
 Total Financials......................            538,623,534           15.5%
                                                  ------------          ------
 Health Care -- (13.0%)
     Abbott Laboratories...............   232,111   13,492,612            0.4%
     AbbVie, Inc.......................   212,137   20,481,827            0.6%
     Amgen, Inc........................    95,896   16,731,934            0.5%
     Johnson & Johnson.................   360,665   45,620,516            1.3%
     Medtronic P.L.C...................   180,778   14,485,741            0.4%
     Merck & Co., Inc..................   357,324   21,035,664            0.6%
     Pfizer, Inc.......................   795,948   29,139,656            0.9%
     UnitedHealth Group, Inc...........   129,493   30,612,145            0.9%
     Other Securities..................            285,394,956            8.2%
                                                  ------------          ------
 Total Health Care.....................            476,995,051           13.8%
                                                  ------------          ------
 Industrials -- (10.4%)
     3M Co.............................    78,879   15,333,289            0.5%
     Boeing Co. (The)..................    75,795   25,282,180            0.7%
     General Electric Co............... 1,136,991   15,997,463            0.5%
     Honeywell International, Inc......    94,545   13,678,771            0.4%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      Union Pacific Corp............................................    105,247 $   14,064,157            0.4%
      Other Securities..............................................               294,593,682            8.4%
                                                                                --------------          ------
Total Industrials...................................................               378,949,542           10.9%
                                                                                --------------          ------
Information Technology -- (23.6%)
*     Adobe Systems, Inc............................................     65,470     14,508,152            0.4%
*     Alphabet, Inc. Class A........................................     39,991     40,734,033            1.2%
*     Alphabet, Inc. Class C........................................     42,296     43,028,990            1.3%
      Apple, Inc....................................................    682,880    112,852,749            3.3%
      Cisco Systems, Inc............................................    659,405     29,205,047            0.9%
*     Facebook, Inc. Class A........................................    322,454     55,462,088            1.6%
      Intel Corp....................................................    627,598     32,396,609            0.9%
      International Business Machines Corp..........................    116,779     16,928,284            0.5%
      Mastercard, Inc. Class A......................................    124,858     22,258,436            0.7%
      Microsoft Corp................................................    985,953     92,206,325            2.7%
      NVIDIA Corp...................................................     80,623     18,132,113            0.5%
      Oracle Corp...................................................    411,580     18,796,859            0.6%
      Texas Instruments, Inc........................................    131,060     13,293,416            0.4%
#     Visa, Inc. Class A............................................    241,287     30,614,495            0.9%
      Other Securities..............................................               322,050,935            9.0%
                                                                                --------------          ------
Total Information Technology........................................               862,468,531           24.9%
                                                                                --------------          ------
Materials -- (3.2%)
      DowDuPont, Inc................................................    309,430     19,568,353            0.6%
      Other Securities..............................................                96,613,640            2.8%
                                                                                --------------          ------
Total Materials.....................................................               116,181,993            3.4%
                                                                                --------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................                 5,217,774            0.2%
                                                                                --------------          ------
Telecommunication Services -- (1.7%)
      AT&T, Inc.....................................................    828,168     27,081,094            0.8%
      Verizon Communications, Inc...................................    552,515     27,266,615            0.8%
      Other Securities..............................................                 8,047,660            0.2%
                                                                                --------------          ------
Total Telecommunication Services....................................                62,395,369            1.8%
                                                                                --------------          ------
Utilities -- (2.8%)
      Other Securities..............................................               103,769,945            3.0%
                                                                                --------------          ------
TOTAL COMMON STOCKS                                                              3,459,079,050           99.8%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    53,290            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES                                                      3,459,132,340
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%.......................................................  7,087,165      7,087,165            0.2%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (5.2%)
(S)@  DFA Short Term Investment Fund................................ 16,587,905    191,922,061            5.5%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,993,485,285)...........................................              $3,658,141,566          105.5%
                                                                                ==============          ======

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  472,164,626           --   --    $  472,164,626
  Consumer Staples............    229,126,135           --   --       229,126,135
  Energy......................    213,186,550           --   --       213,186,550
  Financials..................    538,621,647 $      1,887   --       538,623,534
  Health Care.................    476,995,051           --   --       476,995,051
  Industrials.................    378,949,542           --   --       378,949,542
  Information Technology......    862,468,531           --   --       862,468,531
  Materials...................    116,181,993           --   --       116,181,993
  Real Estate.................      5,217,774           --   --         5,217,774
  Telecommunication Services..     62,395,369           --   --        62,395,369
  Utilities...................    103,769,945           --   --       103,769,945
Rights/Warrants...............             --       53,290   --            53,290
Temporary Cash Investments....      7,087,165           --   --         7,087,165
Securities Lending Collateral.             --  191,922,061   --       191,922,061
                               -------------- ------------   --    --------------
TOTAL......................... $3,466,164,328 $191,977,238   --    $3,658,141,566
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                             PERCENTAGE
                                           SHARES           VALUE+         OF NET ASSETS**
                                           ------           ------         ---------------
COMMON STOCKS -- (90.1%)
Consumer Discretionary -- (13.4%)
    Kohl's Corp.........................     482,977    $    30,002,531               0.6%
#   Macy's, Inc.........................     679,841         21,122,660               0.4%
    PulteGroup, Inc.....................   1,006,767         30,565,446               0.6%
#   Toll Brothers, Inc..................     833,225         35,128,766               0.7%
*   Urban Outfitters, Inc...............     477,160         19,215,233               0.4%
    Other Securities....................                    576,105,758              12.1%
                                                        ---------------           --------
Total Consumer Discretionary............                    712,140,394              14.8%
                                                        ---------------           --------
Consumer Staples -- (2.9%)
#*  Post Holdings, Inc..................     241,453         19,212,415               0.4%
    Other Securities....................                    133,806,714               2.8%
                                                        ---------------           --------
Total Consumer Staples..................                    153,019,129               3.2%
                                                        ---------------           --------
Energy -- (8.9%)
#   Helmerich & Payne, Inc..............     367,217         25,539,942               0.5%
    HollyFrontier Corp..................     551,296         33,458,154               0.7%
#   Murphy Oil Corp.....................     588,788         17,728,407               0.4%
*   RSP Permian, Inc....................     558,204         27,692,500               0.6%
#*  Whiting Petroleum Corp..............     404,404         16,507,771               0.3%
    Other Securities....................                    352,953,853               7.4%
                                                        ---------------           --------
Total Energy............................                    473,880,627               9.9%
                                                        ---------------           --------
Financials -- (24.2%)
    American Financial Group, Inc.......     257,200         29,120,184               0.6%
    Assurant, Inc.......................     319,133         29,621,925               0.6%
    Assured Guaranty, Ltd...............     448,331         16,269,932               0.3%
    Axis Capital Holdings, Ltd..........     302,382         17,749,823               0.4%
    CNO Financial Group, Inc............   1,201,584         25,761,961               0.5%
    Hanover Insurance Group, Inc. (The).     140,426         16,127,926               0.3%
    Old Republic International Corp.....     876,356         17,877,662               0.4%
#   People's United Financial, Inc......   1,285,328         23,508,649               0.5%
    Reinsurance Group of America, Inc...     170,010         25,399,494               0.5%
    RenaissanceRe Holdings, Ltd.........     150,298         20,446,540               0.4%
#   Sterling Bancorp....................     674,193         16,012,084               0.3%
    Synovus Financial Corp..............     292,437         15,285,682               0.3%
    Umpqua Holdings Corp................     800,263         18,854,196               0.4%
    Validus Holdings, Ltd...............     295,391         20,018,648               0.4%
    Wintrust Financial Corp.............     182,739         16,346,004               0.4%
    WR Berkley Corp.....................     223,655         16,675,717               0.4%
#   Zions Bancorporation................     556,927         30,491,753               0.6%
    Other Securities....................                    931,479,145              19.5%
                                                        ---------------           --------
Total Financials........................                  1,287,047,325              26.8%
                                                        ---------------           --------
Health Care -- (4.7%)
    Other Securities....................                    251,361,686               5.2%
                                                        ---------------           --------
Industrials -- (18.8%)
#*  AECOM...............................     589,177         20,291,256               0.4%
    AGCO Corp...........................     273,209         17,124,740               0.4%
    AMERCO..............................      64,113         21,639,420               0.5%
    Jacobs Engineering Group, Inc.......     471,823         27,408,198               0.6%
*   JetBlue Airways Corp................   1,410,800         27,073,252               0.6%
*   Kirby Corp..........................     189,466         16,161,450               0.3%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
*     KLX, Inc......................................................    194,735 $   15,234,119            0.3%
      Owens Corning.................................................    335,482     21,970,716            0.5%
*     Quanta Services, Inc..........................................    516,102     16,773,315            0.4%
      Ryder System, Inc.............................................    233,530     15,746,928            0.3%
      Trinity Industries, Inc.......................................    637,050     20,302,784            0.4%
#*    XPO Logistics, Inc............................................    169,853     16,502,918            0.3%
      Other Securities..............................................               763,395,554           15.8%
                                                                                --------------          ------
Total Industrials...................................................               999,624,650           20.8%
                                                                                --------------          ------
Information Technology -- (10.2%)
*     Arrow Electronics, Inc........................................    406,704     30,397,057            0.6%
      Avnet, Inc....................................................    408,136     16,011,175            0.3%
*     CACI International, Inc. Class A..............................    127,408     19,244,978            0.4%
#*    Cree, Inc.....................................................    431,600     16,107,312            0.3%
      Jabil, Inc....................................................    608,732     16,192,271            0.3%
      MKS Instruments, Inc..........................................    172,747     17,689,293            0.4%
      SYNNEX Corp...................................................    181,005     18,131,271            0.4%
      Other Securities..............................................               411,287,096            8.6%
                                                                                --------------          ------
Total Information Technology........................................               545,060,453           11.3%
                                                                                --------------          ------
Materials -- (6.2%)
*     Alcoa Corp....................................................    437,568     22,403,482            0.5%
      Reliance Steel & Aluminum Co..................................    236,532     20,795,893            0.4%
      Steel Dynamics, Inc...........................................    352,849     15,811,164            0.3%
      Other Securities..............................................               270,284,109            5.7%
                                                                                --------------          ------
Total Materials.....................................................               329,294,648            6.9%
                                                                                --------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................                 8,864,928            0.2%
                                                                                --------------          ------
Telecommunication Services -- (0.5%)
      Other Securities..............................................                25,935,356            0.5%
                                                                                --------------          ------
Utilities -- (0.1%)
      Other Securities..............................................                 6,523,800            0.1%
                                                                                --------------          ------
TOTAL COMMON STOCKS                                                              4,792,752,996           99.7%
                                                                                --------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                   568,489            0.0%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    10,936            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES                                                      4,793,332,421
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 13,507,046     13,507,046            0.3%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund................................ 44,145,174    510,759,667           10.6%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,321,807,715)...........................................              $5,317,599,134          110.6%
                                                                                ==============          ======

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  712,140,394           --   --    $  712,140,394
  Consumer Staples............    153,019,129           --   --       153,019,129
  Energy......................    473,880,627           --   --       473,880,627
  Financials..................  1,286,968,708 $     78,617   --     1,287,047,325
  Health Care.................    251,361,686           --   --       251,361,686
  Industrials.................    999,624,650           --   --       999,624,650
  Information Technology......    545,049,355       11,098   --       545,060,453
  Materials...................    329,294,648           --   --       329,294,648
  Real Estate.................      8,864,928           --   --         8,864,928
  Telecommunication Services..     25,935,356           --   --        25,935,356
  Utilities...................      6,523,800           --   --         6,523,800
Preferred Stocks
  Consumer Discretionary......        568,489           --   --           568,489
Rights/Warrants...............             --       10,936   --            10,936
Temporary Cash Investments....     13,507,046           --   --        13,507,046
Securities Lending Collateral.             --  510,759,667   --       510,759,667
                               -------------- ------------   --    --------------
TOTAL......................... $4,806,738,816 $510,860,318   --    $5,317,599,134
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                    PERCENTAGE
                                             SHARES     VALUE+    OF NET ASSETS**
                                             ------     ------    ---------------
COMMON STOCKS -- (85.8%)
Consumer Discretionary -- (13.2%)
#*  Grand Canyon Education, Inc.............  76,856 $  7,992,255            0.3%
#   Texas Roadhouse, Inc.................... 116,041    7,435,907            0.3%
    Wendy's Co. (The)....................... 362,549    6,069,070            0.2%
    Other Securities........................          443,621,737           14.6%
                                                     ------------          ------
Total Consumer Discretionary................          465,118,969           15.4%
                                                     ------------          ------
Consumer Staples -- (3.4%)
#   National Beverage Corp..................  81,150    7,170,414            0.2%
    Other Securities........................          110,877,888            3.7%
                                                     ------------          ------
Total Consumer Staples......................          118,048,302            3.9%
                                                     ------------          ------
Energy -- (5.0%)
#   Delek US Holdings, Inc.................. 156,490    7,412,931            0.3%
#   PBF Energy, Inc. Class A................ 222,394    8,524,362            0.3%
#*  SRC Energy, Inc......................... 566,985    6,259,514            0.2%
#*  Transocean, Ltd......................... 620,203    7,671,911            0.3%
#*  Whiting Petroleum Corp.................. 152,777    6,236,357            0.2%
    Other Securities........................          138,386,947            4.5%
                                                     ------------          ------
Total Energy................................          174,492,022            5.8%
                                                     ------------          ------
Financials -- (18.7%)
    Associated Banc-Corp.................... 284,802    7,533,013            0.3%
#   BancorpSouth Bank....................... 203,866    6,737,771            0.2%
    Cathay General Bancorp.................. 226,084    9,045,621            0.3%
    CNO Financial Group, Inc................ 336,171    7,207,506            0.2%
    Columbia Banking System, Inc............ 170,269    6,846,516            0.2%
    FirstCash, Inc..........................  83,455    7,235,548            0.2%
    Fulton Financial Corp................... 393,955    6,657,839            0.2%
#   Home BancShares, Inc.................... 310,213    7,209,350            0.2%
#   Interactive Brokers Group, Inc. Class A. 114,563    8,500,575            0.3%
    MB Financial, Inc....................... 139,871    5,961,302            0.2%
    Primerica, Inc..........................  81,641    7,898,767            0.3%
#   Sterling Bancorp........................ 462,647   10,987,866            0.4%
    TCF Financial Corp...................... 357,388    8,873,944            0.3%
#   UMB Financial Corp......................  83,398    6,386,619            0.2%
#   Valley National Bancorp................. 616,017    7,731,013            0.3%
    Washington Federal, Inc................. 213,015    6,763,226            0.2%
    Other Securities........................          534,008,056           17.7%
                                                     ------------          ------
Total Financials............................          655,584,532           21.7%
                                                     ------------          ------
Health Care -- (7.8%)
    Cantel Medical Corp.....................  83,217    9,326,129            0.3%
#   Chemed Corp.............................  24,202    7,459,540            0.3%
*   ICU Medical, Inc........................  24,253    6,104,480            0.2%
#*  Integra LifeSciences Holdings Corp...... 104,090    6,415,067            0.2%
#*  Molina Healthcare, Inc..................  83,231    6,928,981            0.2%
    Other Securities........................          236,688,507            7.9%
                                                     ------------          ------
Total Health Care...........................          272,922,704            9.1%
                                                     ------------          ------
Industrials -- (16.8%)
*   ASGN, Inc............................... 101,799    8,208,053            0.3%
#*  Avis Budget Group, Inc.................. 141,110    6,972,245            0.2%
    Curtiss-Wright Corp.....................  52,878    6,770,499            0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
#*    Dycom Industries, Inc.........................................     72,056 $    7,483,736            0.3%
      EMCOR Group, Inc..............................................     88,383      6,504,105            0.2%
#     John Bean Technologies Corp...................................     62,171      6,698,925            0.2%
*     Kirby Corp....................................................     93,431      7,969,664            0.3%
*     KLX, Inc......................................................    106,596      8,339,005            0.3%
#     Knight-Swift Transportation Holdings, Inc.....................    172,861      6,743,308            0.2%
      Other Securities..............................................               524,971,403           17.4%
                                                                                --------------          ------
Total Industrials...................................................               590,660,943           19.6%
                                                                                --------------          ------
Information Technology -- (11.9%)
*     CACI International, Inc. Class A..............................     47,362      7,154,030            0.2%
#*    Conduent, Inc.................................................    348,720      6,786,091            0.2%
#*    Cree, Inc.....................................................    164,924      6,154,964            0.2%
      Entegris, Inc.................................................    204,204      6,575,369            0.2%
*     Fair Isaac Corp...............................................     47,990      8,310,908            0.3%
#     Littelfuse, Inc...............................................     36,894      6,896,226            0.2%
      MKS Instruments, Inc..........................................     93,116      9,535,078            0.3%
      Monolithic Power Systems, Inc.................................     65,929      7,720,286            0.3%
      Other Securities..............................................               360,003,412           12.0%
                                                                                --------------          ------
Total Information Technology........................................               419,136,364           13.9%
                                                                                --------------          ------
Materials -- (4.9%)
#     United States Steel Corp......................................    315,227     10,664,129            0.4%
      Other Securities..............................................               159,646,748            5.2%
                                                                                --------------          ------
Total Materials.....................................................               170,310,877            5.6%
                                                                                --------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                14,884,937            0.5%
                                                                                --------------          ------
Telecommunication Services -- (0.8%)
      Other Securities..............................................                29,213,164            1.0%
                                                                                --------------          ------
Utilities -- (2.9%)
#     New Jersey Resources Corp.....................................    145,601      6,020,601            0.2%
      WGL Holdings, Inc.............................................     82,214      6,996,411            0.2%
      Other Securities..............................................                89,636,736            3.0%
                                                                                --------------          ------
Total Utilities.....................................................               102,653,748            3.4%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             3,013,026,562           99.9%
                                                                                --------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                   423,648            0.0%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     6,471            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             3,013,456,681
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%.......................................................  3,904,934      3,904,934            0.1%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (14.1%)
(S)@  DFA Short Term Investment Fund................................ 42,934,991    496,757,848           16.5%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,164,602,814)...........................................              $3,514,119,463          116.5%
                                                                                ==============          ======

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  465,118,969           --   --    $  465,118,969
  Consumer Staples............    118,048,302           --   --       118,048,302
  Energy......................    174,492,022           --   --       174,492,022
  Financials..................    655,528,955 $     55,577   --       655,584,532
  Health Care.................    272,922,704           --   --       272,922,704
  Industrials.................    590,660,943           --   --       590,660,943
  Information Technology......    419,121,079       15,285   --       419,136,364
  Materials...................    170,310,877           --   --       170,310,877
  Real Estate.................     14,884,937           --   --        14,884,937
  Telecommunication Services..     29,213,164           --   --        29,213,164
  Utilities...................    102,653,748           --   --       102,653,748
Preferred Stocks
  Consumer Discretionary......        423,648           --   --           423,648
Rights/Warrants...............             --        6,471   --             6,471
Temporary Cash Investments....      3,904,934           --   --         3,904,934
Securities Lending Collateral.             --  496,757,848   --       496,757,848
                               -------------- ------------   --    --------------
TOTAL......................... $3,017,284,282 $496,835,181   --    $3,514,119,463
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                           SHARES       VALUE+     OF NET ASSETS**
                                           ------       ------     ---------------
COMMON STOCKS -- (92.7%)
Consumer Discretionary -- (13.8%)
*   Amazon.com, Inc......................    72,394 $  113,378,415            1.3%
*   Charter Communications, Inc. Class A.    80,042     21,714,594            0.3%
    Comcast Corp. Class A................ 2,173,428     68,223,905            0.8%
    General Motors Co....................   614,834     22,589,001            0.3%
    Home Depot, Inc. (The)...............   192,413     35,557,922            0.4%
    Time Warner, Inc.....................   259,315     24,583,062            0.3%
    Walt Disney Co. (The)................   365,590     36,679,645            0.4%
    Other Securities.....................            1,000,226,700           11.1%
                                                    --------------          ------
Total Consumer Discretionary.............            1,322,953,244           14.9%
                                                    --------------          ------
Consumer Staples -- (5.1%)
    Coca-Cola Co. (The)..................   673,843     29,116,756            0.3%
    Procter & Gamble Co. (The)...........   458,732     33,184,673            0.4%
    Walmart, Inc.........................   685,993     60,682,941            0.7%
    Other Securities.....................              361,945,172            4.1%
                                                    --------------          ------
Total Consumer Staples...................              484,929,542            5.5%
                                                    --------------          ------
Energy -- (5.7%)
    Andeavor.............................   154,065     21,310,271            0.3%
    Chevron Corp.........................   448,370     56,095,571            0.6%
    Exxon Mobil Corp..................... 1,076,694     83,712,959            1.0%
    Other Securities.....................              387,554,818            4.3%
                                                    --------------          ------
Total Energy.............................              548,673,619            6.2%
                                                    --------------          ------
Financials -- (18.0%)
    American Express Co..................   272,571     26,916,386            0.3%
    Bank of America Corp................. 2,439,613     72,993,221            0.8%
*   Berkshire Hathaway, Inc. Class B.....   339,681     65,806,400            0.8%
    Citigroup, Inc.......................   630,926     43,073,318            0.5%
    Goldman Sachs Group, Inc. (The)......    94,694     22,568,421            0.3%
    JPMorgan Chase & Co.................. 1,060,963    115,411,555            1.3%
    U.S. Bancorp.........................   445,407     22,470,783            0.3%
    Wells Fargo & Co..................... 1,393,576     72,410,209            0.8%
    Other Securities.....................            1,276,130,322           14.2%
                                                    --------------          ------
Total Financials.........................            1,717,780,615           19.3%
                                                    --------------          ------
Health Care -- (10.5%)
    Abbott Laboratories..................   386,097     22,443,819            0.3%
    AbbVie, Inc..........................   250,876     24,222,078            0.3%
    CVS Health Corp......................   339,252     23,689,967            0.3%
    Gilead Sciences, Inc.................   347,506     25,100,358            0.3%
    Johnson & Johnson....................   524,505     66,344,637            0.8%
    Merck & Co., Inc.....................   600,469     35,349,610            0.4%
    Pfizer, Inc.......................... 2,030,930     74,352,347            0.9%
    UnitedHealth Group, Inc..............   234,939     55,539,580            0.6%
    Other Securities.....................              673,063,111            7.3%
                                                    --------------          ------
Total Health Care........................            1,000,105,507           11.2%
                                                    --------------          ------
Industrials -- (13.4%)
    Boeing Co. (The).....................    94,365     31,476,389            0.4%
    FedEx Corp...........................    96,271     23,798,191            0.3%
    Union Pacific Corp...................   237,535     31,741,802            0.4%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      United Technologies Corp......................................    294,265 $   35,355,940            0.4%
      Other Securities..............................................             1,163,299,100           13.0%
                                                                                --------------          ------
Total Industrials...................................................             1,285,671,422           14.5%
                                                                                --------------          ------
Information Technology -- (18.0%)
*     Alphabet, Inc. Class A........................................     34,523     35,164,437            0.4%
*     Alphabet, Inc. Class C........................................     36,168     36,794,791            0.4%
      Apple, Inc....................................................  1,125,427    185,988,066            2.1%
      Cisco Systems, Inc............................................  1,672,490     74,074,582            0.8%
*     Facebook, Inc. Class A........................................    256,560     44,128,320            0.5%
      Intel Corp....................................................  1,852,635     95,633,019            1.1%
      International Business Machines Corp..........................    193,185     28,004,098            0.3%
      Mastercard, Inc. Class A......................................    145,355     25,912,436            0.3%
*     Micron Technology, Inc........................................    649,261     29,853,021            0.3%
      Microsoft Corp................................................  1,336,511    124,990,509            1.4%
      NVIDIA Corp...................................................    162,000     36,433,800            0.4%
      Oracle Corp...................................................    481,175     21,975,262            0.3%
      QUALCOMM, Inc.................................................    467,869     23,865,998            0.3%
#     Visa, Inc. Class A............................................    326,662     41,446,875            0.5%
      Other Securities..............................................               918,016,813           10.3%
                                                                                --------------          ------
Total Information Technology........................................             1,722,282,027           19.4%
                                                                                --------------          ------
Materials -- (4.2%)
      DowDuPont, Inc................................................    378,737     23,951,328            0.3%
      Other Securities..............................................               380,062,878            4.2%
                                                                                --------------          ------
Total Materials.....................................................               404,014,206            4.5%
                                                                                --------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                36,387,704            0.4%
                                                                                --------------          ------
Telecommunication Services -- (1.9%)
      AT&T, Inc.....................................................  2,786,172     91,107,824            1.0%
      Verizon Communications, Inc...................................    999,847     49,342,449            0.6%
      Other Securities..............................................                38,760,162            0.4%
                                                                                --------------          ------
Total Telecommunication Services....................................               179,210,435            2.0%
                                                                                --------------          ------
Utilities -- (1.7%)
      Other Securities..............................................               160,059,351            1.8%
                                                                                --------------          ------
TOTAL COMMON STOCKS                                                              8,862,067,672           99.7%
                                                                                --------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                   223,870            0.0%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    55,145            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES                                                      8,862,346,687
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 26,508,154     26,508,154            0.3%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (7.0%)
(S)@  DFA Short Term Investment Fund................................ 57,920,500    670,140,183            7.5%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,781,091,497)...........................................              $9,558,995,024          107.5%
                                                                                ==============          ======

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $1,322,953,244           --   --    $1,322,953,244
  Consumer Staples............    484,929,542           --   --       484,929,542
  Energy......................    548,673,619           --   --       548,673,619
  Financials..................  1,717,759,562 $     21,053   --     1,717,780,615
  Health Care.................  1,000,105,507           --   --     1,000,105,507
  Industrials.................  1,285,671,422           --   --     1,285,671,422
  Information Technology......  1,722,282,027           --   --     1,722,282,027
  Materials...................    404,014,206           --   --       404,014,206
  Real Estate.................     36,387,704           --   --        36,387,704
  Telecommunication Services..    179,210,435           --   --       179,210,435
  Utilities...................    160,059,351           --   --       160,059,351
Preferred Stocks
  Consumer Discretionary......        223,870           --   --           223,870
Rights/Warrants...............             --       55,145   --            55,145
Temporary Cash Investments....     26,508,154           --   --        26,508,154
Securities Lending Collateral.             --  670,140,183   --       670,140,183
                               -------------- ------------   --    --------------
TOTAL......................... $8,888,778,643 $670,216,381   --    $9,558,995,024
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                  ------     -------    ---------------
COMMON STOCKS -- (97.9%)
AUSTRALIA -- (5.2%)
    Australia & New Zealand Banking Group, Ltd.. 2,542,612 $ 51,112,057            1.2%
    BHP Billiton, Ltd........................... 1,122,988   26,198,465            0.6%
    Woodside Petroleum, Ltd..................... 1,002,060   24,283,410            0.6%
    Other Securities............................            112,218,003            2.7%
                                                           ------------           -----
TOTAL AUSTRALIA.................................            213,811,935            5.1%
                                                           ------------           -----

AUSTRIA -- (0.1%)
    Other Securities............................              5,986,353            0.1%
                                                           ------------           -----
BELGIUM -- (1.2%)
    Other Securities............................             49,968,333            1.2%
                                                           ------------           -----

CANADA -- (8.1%)
    Bank of Montreal............................   521,905   39,628,247            1.0%
    Canadian Natural Resources, Ltd.............   691,089   24,934,491            0.6%
    Suncor Energy, Inc.......................... 1,023,634   39,145,166            0.9%
    Other Securities............................            232,303,490            5.6%
                                                           ------------           -----
TOTAL CANADA....................................            336,011,394            8.1%
                                                           ------------           -----

DENMARK -- (1.5%)
    Other Securities............................             60,175,869            1.4%
                                                           ------------           -----

FINLAND -- (1.1%)
    Other Securities............................             43,514,073            1.0%
                                                           ------------           -----

FRANCE -- (10.1%)
    AXA SA......................................   665,668   19,037,195            0.5%
    BNP Paribas SA..............................   778,765   60,120,080            1.4%
    Engie SA.................................... 1,800,009   31,574,818            0.8%
    Orange SA................................... 1,970,214   35,817,741            0.9%
#   Peugeot SA..................................   931,406   22,934,547            0.5%
    Renault SA..................................   313,901   34,021,063            0.8%
    Societe Generale SA.........................   430,366   23,553,391            0.6%
    Total SA.................................... 2,003,563  125,927,313            3.0%
    Other Securities............................             62,192,864            1.5%
                                                           ------------           -----
TOTAL FRANCE....................................            415,179,012           10.0%
                                                           ------------           -----

GERMANY -- (6.8%)
    Bayerische Motoren Werke AG.................   355,620   39,538,502            0.9%
    Daimler AG.................................. 1,020,223   80,207,942            1.9%
    RWE AG......................................   901,332   21,543,391            0.5%
    Other Securities............................            140,236,279            3.5%
                                                           ------------           -----
TOTAL GERMANY...................................            281,526,114            6.8%
                                                           ------------           -----

HONG KONG -- (2.8%)
    CK Hutchison Holdings, Ltd.................. 2,278,348   26,941,137            0.7%
    Other Securities............................             88,948,668            2.1%
                                                           ------------           -----
TOTAL HONG KONG.................................            115,889,805            2.8%
                                                           ------------           -----

IRELAND -- (0.3%)
    Other Securities............................             11,752,714            0.3%
                                                           ------------           -----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
ISRAEL -- (0.3%)
    Other Securities......................            $ 12,433,354            0.3%
                                                      ------------           -----

ITALY -- (2.1%)
    Fiat Chrysler Automobiles NV..........    814,171   18,089,877            0.5%
    UniCredit SpA.........................  1,398,948   30,329,072            0.7%
    Other Securities......................              38,513,109            0.9%
                                                      ------------           -----
TOTAL ITALY...............................              86,932,058            2.1%
                                                      ------------           -----

JAPAN -- (23.0%)
    Hitachi, Ltd..........................  3,112,000   22,713,107            0.5%
    Honda Motor Co., Ltd..................  1,399,700   48,129,994            1.2%
    Mitsubishi Corp.......................    761,900   21,009,811            0.5%
    Mitsubishi UFJ Financial Group, Inc...  4,280,634   28,685,993            0.7%
    Mizuho Financial Group, Inc........... 10,873,500   19,672,735            0.5%
    Nissan Motor Co., Ltd.................  1,904,600   20,037,282            0.5%
    Sumitomo Mitsui Financial Group, Inc..    900,727   37,540,717            0.9%
    Toyota Motor Corp.....................  1,805,488  118,390,080            2.8%
    Other Securities......................             633,534,503           15.2%
                                                      ------------           -----
TOTAL JAPAN...............................             949,714,222           22.8%
                                                      ------------           -----

NETHERLANDS -- (3.7%)
    ING Groep NV..........................  1,741,138   29,339,063            0.7%
    Koninklijke Ahold Delhaize NV.........  1,346,177   32,475,811            0.8%
    Koninklijke DSM NV....................    198,898   20,556,657            0.5%
    Other Securities......................              69,977,436            1.7%
                                                      ------------           -----
TOTAL NETHERLANDS.........................             152,348,967            3.7%
                                                      ------------           -----

NEW ZEALAND -- (0.2%)
    Other Securities......................               6,288,216            0.2%
                                                      ------------           -----

NORWAY -- (0.8%)
    Other Securities......................              33,367,961            0.8%
                                                      ------------           -----

PORTUGAL -- (0.0%)
    Other Securities......................               1,816,950            0.0%
                                                      ------------           -----

SINGAPORE -- (1.0%)
    Other Securities......................              41,517,528            1.0%
                                                      ------------           -----

SPAIN -- (2.7%)
    Banco Santander SA....................  9,958,998   64,344,304            1.6%
    Repsol SA.............................  1,611,504   30,752,017            0.8%
    Other Securities......................              15,393,110            0.3%
                                                      ------------           -----
TOTAL SPAIN...............................             110,489,431            2.7%
                                                      ------------           -----

SWEDEN -- (2.7%)
    Nordea Bank AB........................  2,287,912   23,269,553            0.6%
    Other Securities......................              88,316,983            2.1%
                                                      ------------           -----
TOTAL SWEDEN..............................             111,586,536            2.7%
                                                      ------------           -----

SWITZERLAND -- (7.5%)
    Cie Financiere Richemont SA...........    336,934   32,028,494            0.8%
    LafargeHolcim, Ltd....................    321,383   17,853,306            0.4%
    Novartis AG...........................    694,844   53,485,125            1.3%
    Swiss Re AG...........................    237,102   22,588,524            0.5%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                         SHARES      VALUE++     OF NET ASSETS**
                                                         ------      -------     ---------------
SWITZERLAND -- (Continued)
      UBS Group AG....................................  1,170,317 $   19,643,643            0.5%
      Zurich Insurance Group AG.......................    133,732     42,718,737            1.0%
      Other Securities................................               120,761,642            2.9%
                                                                  --------------           -----
TOTAL SWITZERLAND.....................................               309,079,471            7.4%
                                                                  --------------           -----

UNITED KINGDOM -- (16.7%)
      Anglo American P.L.C............................  1,634,163     38,450,630            0.9%
      BP P.L.C. Sponsored ADR.........................  2,849,521    127,060,153            3.1%
      Glencore P.L.C..................................  4,325,222     20,834,568            0.5%
      HSBC Holdings P.L.C.............................  1,825,724     18,176,867            0.4%
      HSBC Holdings P.L.C. Sponsored ADR..............  1,452,878     73,021,648            1.8%
      Lloyds Banking Group P.L.C...................... 55,980,496     49,651,723            1.2%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.  1,096,933     76,675,599            1.8%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class B.    967,420     70,060,556            1.7%
      Vodafone Group P.L.C............................ 21,750,556     63,472,695            1.5%
      Other Securities................................               150,617,799            3.6%
                                                                  --------------           -----
TOTAL UNITED KINGDOM..................................               688,022,238           16.5%
                                                                  --------------           -----
TOTAL COMMON STOCKS...................................             4,037,412,534           97.0%
                                                                  --------------           -----

PREFERRED STOCKS -- (1.3%)
GERMANY -- (1.3%)
      Volkswagen AG...................................    198,299     40,896,157            1.0%
      Other Securities................................                13,039,529            0.3%
                                                                  --------------           -----
TOTAL GERMANY.........................................                53,935,686            1.3%
                                                                  --------------           -----
TOTAL PREFERRED STOCKS................................                53,935,686            1.3%
                                                                  --------------           -----

RIGHTS/WARRANTS -- (0.0%)
TOTAL INVESTMENT SECURITIES...........................             4,091,348,220
                                                                  --------------

                                                                     VALUE+
                                                           -         ------             -
SECURITIES LENDING COLLATERAL -- (0.8%)
(S)@  DFA Short Term Investment Fund..................  2,847,279     32,943,020            0.8%
                                                                  --------------           -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,461,189,342).............................              $4,124,291,240           99.1%
                                                                  ==============           =====

At April 30, 2018, Tax-Managed DFA International Value Portfolio had entered into the following outstanding futures contracts:

                                                                        UNREALIZED
                         NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION              CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------              --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index Future..     65     06/15/18  $ 6,580,980 $ 6,586,125   $   5,145
S&P 500(R) Emini Index..    201     06/15/18   27,515,300  26,602,350    (912,950)
                                              ----------- -----------   ---------
TOTAL FUTURES CONTRACTS.                      $34,096,280 $33,188,475   $(907,805)
                                              =========== ===========   =========

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------------
                                  LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                               ------------  -------------- ------- --------------
Common Stocks
  Australia................... $  2,969,710  $  210,842,225   --    $  213,811,935
  Austria.....................           --       5,986,353   --         5,986,353
  Belgium.....................           --      49,968,333   --        49,968,333
  Canada......................  336,011,394              --   --       336,011,394
  Denmark.....................           --      60,175,869   --        60,175,869
  Finland.....................           --      43,514,073   --        43,514,073
  France......................      257,179     414,921,833   --       415,179,012
  Germany.....................   20,243,402     261,282,712   --       281,526,114
  Hong Kong...................           --     115,889,805   --       115,889,805
  Ireland.....................    4,854,786       6,897,928   --        11,752,714
  Israel......................           --      12,433,354   --        12,433,354
  Italy.......................    6,337,249      80,594,809   --        86,932,058
  Japan.......................   16,604,387     933,109,835   --       949,714,222
  Netherlands.................   10,746,604     141,602,363   --       152,348,967
  New Zealand.................           --       6,288,216   --         6,288,216
  Norway......................    1,423,693      31,944,268   --        33,367,961
  Portugal....................           --       1,816,950   --         1,816,950
  Singapore...................           --      41,517,528   --        41,517,528
  Spain.......................       13,457     110,475,974   --       110,489,431
  Sweden......................           --     111,586,536   --       111,586,536
  Switzerland.................   21,171,728     287,907,743   --       309,079,471
  United Kingdom..............  388,953,957     299,068,281   --       688,022,238
Preferred Stocks
  Germany.....................           --      53,935,686   --        53,935,686
Securities Lending Collateral.           --      32,943,020   --        32,943,020
Futures Contracts**...........     (907,805)             --   --          (907,805)
                               ------------  --------------   --    --------------
TOTAL......................... $808,679,741  $3,314,703,694   --    $4,123,383,435
                               ============  ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                   PERCENTAGE
                                                           SHARES     VALUE++    OF NET ASSETS**
                                                           ------     -------    ---------------
COMMON STOCKS -- (98.4%)
AUSTRALIA -- (4.3%)
    BHP Billiton, Ltd...................................    414,517 $  9,670,370            0.3%
    Macquarie Group, Ltd................................     70,545    5,745,079            0.2%
    Other Securities....................................             143,911,290            3.8%
                                                                    ------------            ----
TOTAL AUSTRALIA.........................................             159,326,739            4.3%
                                                                    ------------            ----

AUSTRIA -- (0.5%)
    Other Securities....................................              19,277,291            0.5%
                                                                    ------------            ----

BELGIUM -- (1.0%)
    Other Securities....................................              37,708,035            1.0%
                                                                    ------------            ----

BRAZIL -- (1.4%)
    Vale SA.............................................    486,553    6,759,684            0.2%
    Other Securities....................................              45,889,095            1.2%
                                                                    ------------            ----
TOTAL BRAZIL............................................              52,648,779            1.4%
                                                                    ------------            ----

CANADA -- (6.0%)
    Royal Bank of Canada................................     69,446    5,281,368            0.2%
    Toronto-Dominion Bank (The).........................     92,478    5,193,807            0.2%
    Other Securities....................................             215,943,952            5.6%
                                                                    ------------            ----
TOTAL CANADA............................................             226,419,127            6.0%
                                                                    ------------            ----

CHILE -- (0.3%)
    Other Securities....................................              12,447,988            0.3%
                                                                    ------------            ----

CHINA -- (7.7%)
    China Construction Bank Corp. Class H............... 12,259,200   12,843,455            0.4%
#*  China Evergrande Group..............................  2,232,000    7,070,024            0.2%
    Geely Automobile Holdings, Ltd......................  2,045,000    5,378,410            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 10,068,460    8,838,910            0.3%
    Ping An Insurance Group Co. of China, Ltd. Class H..    722,000    7,054,951            0.2%
    Tencent Holdings, Ltd...............................    194,500    9,562,181            0.3%
    Other Securities....................................             235,904,746            6.0%
                                                                    ------------            ----
TOTAL CHINA.............................................             286,652,677            7.6%
                                                                    ------------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................               3,407,748            0.1%
                                                                    ------------            ----

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................               1,036,155            0.0%
                                                                    ------------            ----

DENMARK -- (1.2%)
    Other Securities....................................              43,740,774            1.2%
                                                                    ------------            ----

EGYPT -- (0.0%)
    Other Securities....................................                 154,473            0.0%
                                                                    ------------            ----

FINLAND -- (1.4%)
    UPM-Kymmene Oyj.....................................    210,965    7,527,568            0.2%
    Other Securities....................................              44,209,084            1.2%
                                                                    ------------            ----
TOTAL FINLAND...........................................              51,736,652            1.4%
                                                                    ------------            ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                         PERCENTAGE
                                                  SHARES    VALUE++    OF NET ASSETS**
                                                  ------    -------    ---------------
FRANCE -- (5.6%)
    BNP Paribas SA...............................  91,698 $  7,079,018            0.2%
    Cie Generale des Etablissements Michelin SCA.  44,181    6,212,859            0.2%
    Engie SA..................................... 297,419    5,217,169            0.2%
    Orange SA.................................... 397,540    7,227,126            0.2%
    Peugeot SA................................... 228,135    5,617,500            0.2%
    Total SA..................................... 222,395   13,977,901            0.4%
    Other Securities.............................          163,732,221            4.2%
                                                          ------------           -----
TOTAL FRANCE.....................................          209,063,794            5.6%
                                                          ------------           -----

GERMANY -- (5.3%)
    Allianz SE...................................  28,581    6,760,087            0.2%
    BASF SE...................................... 125,517   13,059,216            0.4%
    Bayerische Motoren Werke AG..................  65,039    7,231,159            0.2%
    Daimler AG................................... 179,552   14,116,028            0.4%
    Deutsche Telekom AG.......................... 460,839    8,066,348            0.2%
    E.ON SE...................................... 507,298    5,554,790            0.2%
    Other Securities.............................          142,953,226            3.7%
                                                          ------------           -----
TOTAL GERMANY....................................          197,740,854            5.3%
                                                          ------------           -----

GREECE -- (0.1%)
    Other Securities.............................            2,876,403            0.1%
                                                          ------------           -----

HONG KONG -- (2.0%)
    AIA Group, Ltd............................... 751,000    6,711,835            0.2%
    Other Securities.............................           69,612,827            1.8%
                                                          ------------           -----
TOTAL HONG KONG..................................           76,324,662            2.0%
                                                          ------------           -----

HUNGARY -- (0.1%)
    Other Securities.............................            3,323,929            0.1%
                                                          ------------           -----

INDIA -- (2.9%)
    Other Securities.............................          109,233,239            2.9%
                                                          ------------           -----

INDONESIA -- (0.6%)
    Other Securities.............................           22,401,420            0.6%
                                                          ------------           -----

IRELAND -- (0.4%)
    Other Securities.............................           16,335,785            0.4%
                                                          ------------           -----

ISRAEL -- (0.5%)
    Other Securities.............................           17,957,254            0.5%
                                                          ------------           -----

ITALY -- (2.3%)
    Other Securities.............................           85,301,773            2.3%
                                                          ------------           -----

JAPAN -- (17.9%)
    Hitachi, Ltd................................. 742,000    5,415,529            0.2%
    Honda Motor Co., Ltd......................... 249,900    8,593,045            0.3%
    Nissan Motor Co., Ltd........................ 515,200    5,420,145            0.2%
    Toyota Motor Corp............................ 270,373   17,728,991            0.5%
    Toyota Motor Corp. Sponsored ADR.............  42,528    5,570,317            0.2%
    Other Securities.............................          627,889,828           16.5%
                                                          ------------           -----
TOTAL JAPAN......................................          670,617,855           17.9%
                                                          ------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES    VALUE++    OF NET ASSETS**
                                         ------    -------    ---------------
  MALAYSIA -- (0.7%)
      Other Securities..................         $ 25,843,299            0.7%
                                                 ------------            ----

  MEXICO -- (0.8%)
      Other Securities..................           28,004,660            0.8%
                                                 ------------            ----

  NETHERLANDS -- (2.1%)
      Akzo Nobel NV.....................  64,558    5,846,263            0.2%
      Koninklijke Ahold Delhaize NV..... 233,772    5,639,627            0.2%
      Koninklijke DSM NV................  57,969    5,991,256            0.2%
      Other Securities..................           61,050,150            1.5%
                                                 ------------            ----
  TOTAL NETHERLANDS.....................           78,527,296            2.1%
                                                 ------------            ----

  NEW ZEALAND -- (0.3%)
      Other Securities..................           12,363,750            0.3%
                                                 ------------            ----

  NORWAY -- (0.7%)
      Other Securities..................           25,327,818            0.7%
                                                 ------------            ----

  PERU -- (0.0%)
      Other Securities..................              808,727            0.0%
                                                 ------------            ----

  PHILIPPINES -- (0.3%)
      Other Securities..................            9,370,212            0.3%
                                                 ------------            ----

  POLAND -- (0.3%)
      Other Securities..................           12,164,623            0.3%
                                                 ------------            ----

  PORTUGAL -- (0.2%)
      Other Securities..................            7,553,944            0.2%
                                                 ------------            ----

  RUSSIA -- (0.3%)
      Other Securities..................            9,902,052            0.3%
                                                 ------------            ----

  SINGAPORE -- (0.9%)
      Other Securities..................           32,358,230            0.9%
                                                 ------------            ----

  SOUTH AFRICA -- (2.0%)
      Other Securities..................           74,734,544            2.0%
                                                 ------------            ----

  SOUTH KOREA -- (4.2%)
      Samsung Electronics Co., Ltd......   5,671   14,052,718            0.4%
      Samsung Electronics Co., Ltd. GDR.   8,033    9,833,940            0.3%
      SK Hynix, Inc.....................  69,101    5,434,378            0.2%
      Other Securities..................          129,733,156            3.3%
                                                 ------------            ----
  TOTAL SOUTH KOREA.....................          159,054,192            4.2%
                                                 ------------            ----

  SPAIN -- (1.8%)
      Banco Santander SA................ 910,974    5,885,732            0.2%
      Other Securities..................           60,627,442            1.6%
                                                 ------------            ----
  TOTAL SPAIN...........................           66,513,174            1.8%
                                                 ------------            ----

  SWEDEN -- (2.0%)
      Other Securities..................           75,900,908            2.0%
                                                 ------------            ----

  SWITZERLAND -- (4.0%)
      ABB, Ltd.......................... 219,337    5,113,965            0.2%
      Nestle SA......................... 261,736   20,276,708            0.6%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                      SHARES      VALUE++     OF NET ASSETS**
                                                      ------      -------     ---------------
SWITZERLAND -- (Continued)
    Novartis AG Sponsored ADR.......................   117,451 $    9,007,317            0.3%
    Other Securities................................              115,608,129            2.9%
                                                               --------------           -----
TOTAL SWITZERLAND...................................              150,006,119            4.0%
                                                               --------------           -----

TAIWAN -- (3.6%)
    Other Securities................................              135,525,715            3.6%
                                                               --------------           -----

THAILAND -- (0.7%)
    Other Securities................................               27,059,947            0.7%
                                                               --------------           -----

TURKEY -- (0.3%)
    Other Securities................................               11,331,227            0.3%
                                                               --------------           -----

UNITED KINGDOM -- (11.6%)
    Anglo American P.L.C............................   444,183     10,451,293            0.3%
    BP P.L.C. Sponsored ADR.........................   434,904     19,392,373            0.5%
    HSBC Holdings P.L.C. Sponsored ADR..............   236,494     11,886,188            0.3%
    Rio Tinto P.L.C. Sponsored ADR..................   118,367      6,504,267            0.2%
    Royal Dutch Shell P.L.C. Class A................   177,300      6,168,464            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A.   181,989     12,721,013            0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B.   143,548     10,395,746            0.3%
    Tesco P.L.C..................................... 2,119,528      6,865,017            0.2%
    Vodafone Group P.L.C............................ 3,846,396     11,224,594            0.3%
    Other Securities................................              340,661,044            8.9%
                                                               --------------           -----
TOTAL UNITED KINGDOM................................              436,269,999           11.6%
                                                               --------------           -----
TOTAL COMMON STOCKS.................................            3,684,353,842           98.3%
                                                               --------------           -----

PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.5%)
    Other Securities................................               18,029,572            0.5%
                                                               --------------           -----

CHILE -- (0.0%)
    Other Securities................................                  119,452            0.0%
                                                               --------------           -----

COLOMBIA -- (0.0%)
    Other Securities................................                  621,412            0.0%
                                                               --------------           -----

GERMANY -- (0.4%)
    Volkswagen AG...................................    37,158      7,663,273            0.2%
    Other Securities................................                8,405,830            0.2%
                                                               --------------           -----
TOTAL GERMANY.......................................               16,069,103            0.4%
                                                               --------------           -----

MALAYSIA -- (0.0%)
    Other Securities................................                    7,790            0.0%
                                                               --------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities................................                   46,230            0.0%
                                                               --------------           -----
TOTAL PREFERRED STOCKS..............................               34,893,559            0.9%
                                                               --------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
 RIGHTS/WARRANTS -- (0.0%)
 FRANCE -- (0.0%)
        Other Securities................           $          114            0.0%
                                                   --------------           -----

 INDONESIA -- (0.0%)
        Other Securities................                   35,560            0.0%
                                                   --------------           -----

 MALAYSIA -- (0.0%)
        Other Securities................                      268            0.0%
                                                   --------------           -----

 NORWAY -- (0.0%)
        Other Securities................                       51            0.0%
                                                   --------------           -----

 SINGAPORE -- (0.0%)
        Other Securities................                    3,447            0.0%
                                                   --------------           -----

 SPAIN -- (0.0%)
        Other Securities................                    1,789            0.0%
                                                   --------------           -----

 TAIWAN -- (0.0%)
        Other Securities................                      947            0.0%
                                                   --------------           -----

 THAILAND -- (0.0%)
        Other Securities................                      593            0.0%
                                                   --------------           -----
 TOTAL RIGHTS/WARRANTS..................                   42,769            0.0%
                                                   --------------           -----
 TOTAL INVESTMENT SECURITIES............            3,719,290,170
                                                   --------------

                                                      VALUE+
                                            -         ------             -
 SECURITIES LENDING COLLATERAL -- (0.7%)
 (S)@   DFA Short Term Investment Fund.. 2,238,723     25,902,027            0.7%
                                                   --------------           -----
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,841,224,954)..............             $3,745,192,197           99.9%
                                                   ==============           =====

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ----------------------------------------------
                            LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                          ------------ ------------ ------- ------------
        Common Stocks
          Australia...... $  2,846,169 $156,480,570   --    $159,326,739
          Austria........           --   19,277,291   --      19,277,291
          Belgium........      984,566   36,723,469   --      37,708,035
          Brazil.........   52,648,779           --   --      52,648,779
          Canada.........  226,419,127           --   --     226,419,127
          Chile..........    3,498,443    8,949,545   --      12,447,988
          China..........   32,644,544  254,008,133   --     286,652,677
          Colombia.......    3,407,748           --   --       3,407,748
          Czech Republic.           --    1,036,155   --       1,036,155
          Denmark........      977,291   42,763,483   --      43,740,774
          Egypt..........           --      154,473   --         154,473
          Finland........       35,613   51,701,039   --      51,736,652
          France.........    3,236,279  205,827,515   --     209,063,794
          Germany........    7,383,664  190,357,190   --     197,740,854
          Greece.........           --    2,876,403   --       2,876,403

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
  Hong Kong................... $    389,271 $   75,935,391   --    $   76,324,662
  Hungary.....................           --      3,323,929   --         3,323,929
  India.......................    2,720,931    106,512,308   --       109,233,239
  Indonesia...................      323,132     22,078,288   --        22,401,420
  Ireland.....................    2,435,491     13,900,294   --        16,335,785
  Israel......................    2,640,729     15,316,525   --        17,957,254
  Italy.......................    2,755,191     82,546,582   --        85,301,773
  Japan.......................   15,529,317    655,088,538   --       670,617,855
  Malaysia....................           --     25,843,299   --        25,843,299
  Mexico......................   28,003,778            882   --        28,004,660
  Netherlands.................   14,560,522     63,966,774   --        78,527,296
  New Zealand.................       30,290     12,333,460   --        12,363,750
  Norway......................    1,021,987     24,305,831   --        25,327,818
  Peru........................      808,574            153   --           808,727
  Philippines.................      129,808      9,240,404   --         9,370,212
  Poland......................           --     12,164,623   --        12,164,623
  Portugal....................           --      7,553,944   --         7,553,944
  Russia......................    2,182,451      7,719,601   --         9,902,052
  Singapore...................        8,492     32,349,738   --        32,358,230
  South Africa................    6,396,060     68,338,484   --        74,734,544
  South Korea.................    6,533,894    152,520,298   --       159,054,192
  Spain.......................    3,979,857     62,533,317   --        66,513,174
  Sweden......................      683,275     75,217,633   --        75,900,908
  Switzerland.................   15,459,712    134,546,407   --       150,006,119
  Taiwan......................    6,112,566    129,413,149   --       135,525,715
  Thailand....................   27,047,302         12,645   --        27,059,947
  Turkey......................       79,208     11,252,019   --        11,331,227
  United Kingdom..............   94,933,630    341,336,369   --       436,269,999
Preferred Stocks
  Brazil......................   18,029,572             --   --        18,029,572
  Chile.......................           --        119,452   --           119,452
  Colombia....................      621,412             --   --           621,412
  Germany.....................           --     16,069,103   --        16,069,103
  Malaysia....................        7,790             --   --             7,790
  South Korea.................       46,230             --   --            46,230
Rights/Warrants
  France......................           --            114   --               114
  Indonesia...................           --         35,560   --            35,560
  Malaysia....................           --            268   --               268
  Norway......................           --             51   --                51
  Singapore...................           --          3,447   --             3,447
  Spain.......................           --          1,789   --             1,789
  Taiwan......................           --            947   --               947
  Thailand....................           --            593   --               593
Securities Lending Collateral.           --     25,902,027   --        25,902,027
                               ------------ --------------   --    --------------
TOTAL......................... $587,552,695 $3,157,639,502   --    $3,745,192,197
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                        TAX-MANAGED    TAX-MANAGED     TAX-MANAGED     TAX-MANAGED
                                                      U.S. MARKETWIDE  U.S. EQUITY    U.S. TARGETED   U.S. SMALL CAP
                                                      VALUE PORTFOLIO  PORTFOLIO*    VALUE PORTFOLIO*   PORTFOLIO*
                                                      --------------- -------------- ---------------- --------------
ASSETS:
Investments in Affiliated Investment Company at
 Value............................................... $    4,967,322              --              --              --
Investments at Value (including $0, $324,822,
 $848,861 and $723,224 of securities on loan,
 respectively).......................................             --  $    3,459,132  $    4,793,332  $    3,013,457
Temporary Cash Investments at Value & Cost...........             --           7,087          13,507           3,905
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $191,918,
 $510,746 and $496,749)..............................             --         191,922         510,760         496,758
Foreign Currencies at Value..........................             --              --              15              11
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold......................................             --              --           1,586           1,041
  Dividends, Interest and Tax Reclaims...............             --           2,696           1,271             693
  Securities Lending Income..........................             --              84             226             278
  Fund Shares Sold...................................          2,262             752           1,798           1,146
Prepaid Expenses and Other Assets....................             38              29              55              31
                                                      --------------  --------------  --------------  --------------
     Total Assets....................................      4,969,622       3,661,702       5,322,550       3,517,320
                                                      --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................             --         191,920         510,745         496,778
  Investment Securities/Affiliated Investment
   Company Purchased.................................             --              --             889           1,311
  Fund Shares Redeemed...............................            867             866           1,171             709
  Due to Advisor.....................................            616             573           1,673           1,249
Accrued Expenses and Other Liabilities...............            172             228             284             177
                                                      --------------  --------------  --------------  --------------
     Total Liabilities...............................          1,655         193,587         514,762         500,224
                                                      --------------  --------------  --------------  --------------
NET ASSETS........................................... $    4,967,967  $    3,468,115  $    4,807,788  $    3,017,096
                                                      ==============  ==============  ==============  ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..............    164,500,734     119,916,880     130,098,782      69,053,930
                                                      ==============  ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE.......................... $        30.20  $        28.92  $        36.95  $        43.69
                                                      ==============  ==============  ==============  ==============
Investments at Cost..................................            N/A  $    1,794,480  $    2,797,555  $    1,663,949
                                                      ==============  ==============  ==============  ==============
Foreign Currencies at Cost........................... $           --  $           --  $           15  $           11
                                                      ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    2,627,101  $    1,797,482  $    2,711,683  $    1,591,007
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................         10,467           4,428           2,350           1,050
Accumulated Net Realized Gain (Loss).................         84,675           1,544          97,964          75,522
Net Unrealized Appreciation (Depreciation)...........      2,245,724       1,664,661       1,995,791       1,349,517
                                                      --------------  --------------  --------------  --------------
NET ASSETS........................................... $    4,967,967  $    3,468,115  $    4,807,788  $    3,017,096
                                                      ==============  ==============  ==============  ==============
(1) NUMBER OF SHARES AUTHORIZED......................  1,700,000,000   1,500,000,000   1,700,000,000   1,500,000,000
                                                      ==============  ==============  ==============  ==============

----------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                      TAX-MANAGED     T.A. WORLD EX
                                                                     T.A. U.S. CORE       DFA           U.S. CORE
                                                                        EQUITY 2     INTERNATIONAL       EQUITY
                                                                       PORTFOLIO*   VALUE PORTFOLIO*   PORTFOLIO*
                                                                     -------------- ---------------- --------------
ASSETS:
Investments at Value (including $1,097,203, $28,843 and $57,098 of
 securities on loan, respectively).................................. $    8,862,347  $    4,091,348  $    3,719,290
Temporary Cash Investments at Value & Cost..........................         26,508              --              --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $670,127, $32,943 and $25,901)..................        670,140          32,943          25,902
Segregated Cash for Futures Contracts...............................             --           1,458              --
Foreign Currencies at Value.........................................             --          31,940           6,461
Cash................................................................             --          23,764           9,391
Receivables:
  Investment Securities Sold........................................             --          11,184           2,966
  Dividends, Interest and Tax Reclaims..............................          5,875          24,349          14,252
  Securities Lending Income.........................................            334              93             198
  Fund Shares Sold..................................................          8,170           1,351           5,778
Prepaid Expenses and Other Assets...................................            103              51              54
                                                                     --------------  --------------  --------------
     Total Assets...................................................      9,573,477       4,218,481       3,784,292
                                                                     --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................        670,208          32,954          25,901
  Investment Securities Purchased...................................          5,264          21,157           5,493
  Fund Shares Redeemed..............................................          3,105             721             869
  Due to Advisor....................................................          1,614           1,698             981
  Futures Margin Variation..........................................             --             272              --
Unrealized Loss on Foreign Currency Contracts.......................             --              10               1
Accrued Expenses and Other Liabilities..............................            402             370             506
                                                                     --------------  --------------  --------------
     Total Liabilities..............................................        680,593          57,182          33,751
                                                                     --------------  --------------  --------------
NET ASSETS.......................................................... $    8,892,884  $    4,161,299  $    3,750,541
                                                                     ==============  ==============  ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................    495,734,751     244,480,997     314,882,013
                                                                     ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE.............................................................. $        17.94  $        17.02  $        11.91
                                                                     ==============  ==============  ==============
Investments at Cost................................................. $    5,084,456  $    3,428,246  $    2,815,324
                                                                     ==============  ==============  ==============
Foreign Currencies at Cost.......................................... $           --  $       32,329  $        6,491
                                                                     ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    5,087,315  $    3,460,885  $    2,858,916
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................         11,038          33,128          20,512
Accumulated Net Realized Gain (Loss)................................         16,627           5,795         (32,587)
Net Unrealized Foreign Exchange Gain (Loss).........................             --            (325)           (237)
Net Unrealized Appreciation (Depreciation)..........................      3,777,904         661,816         903,937
                                                                     --------------  --------------  --------------
NET ASSETS.......................................................... $    8,892,884  $    4,161,299  $    3,750,541
                                                                     ==============  ==============  ==============
(1) NUMBER OF SHARES AUTHORIZED.....................................  2,000,000,000   1,700,000,000   1,500,000,000
                                                                     ==============  ==============  ==============

----------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                     TAX-MANAGED
                                                                        U.S.                  TAX-MANAGED  TAX-MANAGED
                                                                     MARKETWIDE  TAX-MANAGED U.S. TARGETED U.S. SMALL
                                                                        VALUE    U.S. EQUITY     VALUE         CAP
                                                                     PORTFOLIO*# PORTFOLIO#   PORTFOLIO#   PORTFOLIO#
                                                                     ----------- ----------- ------------- -----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Company:
    Dividends (Net of Foreign Taxes Withheld of $3, $0, $0, and
     $0, respectively)..............................................  $ 54,714          --           --           --
    Interest........................................................        24          --           --           --
    Income from Securities Lending..................................       321          --           --           --
    Expenses Allocated from Affiliated Investment Company...........    (5,242)         --           --           --
                                                                      --------    --------     --------     --------
     Total Net Investment Income Received from Affiliated
      Investment Company............................................    49,817          --           --           --
                                                                      --------    --------     --------     --------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $2, $14, and $7,
   respectively)....................................................        --    $ 30,598     $ 34,380     $ 20,607
  Non Cash Income...................................................        --          --        2,091           --
  Income from Securities Lending....................................        --         417        1,592        1,662
                                                                      --------    --------     --------     --------
     Total Investment Income........................................        --      31,015       38,063       22,269
                                                                      --------    --------     --------     --------
FUND EXPENSES
    Investment Management Fees......................................     8,766       3,448       10,073        7,460
    Accounting & Transfer Agent Fees................................        49         103          157          100
    Custodian Fees..................................................        --          18           27           19
    Filing Fees.....................................................        34          29           44           28
    Shareholders' Reports...........................................        34          20           34           24
    Directors'/Trustees' Fees & Expenses............................        19          13           19           12
    Professional Fees...............................................        12          20           28           18
    Other...........................................................        13          43           58           37
                                                                      --------    --------     --------     --------
     Total Expenses.................................................     8,927       3,694       10,440        7,698
                                                                      --------    --------     --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)........................    (5,009)         --           --           --
                                                                      --------    --------     --------     --------
  Net Expenses......................................................     3,918       3,694       10,440        7,698
                                                                      --------    --------     --------     --------
  NET INVESTMENT INCOME (LOSS)......................................    45,899      27,321       27,623       14,571
                                                                      --------    --------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**....................................        --       1,479       99,906       78,122
    Affiliated Investment Companies Shares Sold.....................        --         (53)         (57)         (39)
    Transactions Allocated from Affiliated Investment Company.......    84,777          --           --           --
    Futures.........................................................        --          --        1,400          485
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................        --     103,659      (45,399)     (41,759)
    Affiliated Investment Companies Shares..........................        --          30           11           (7)
    Transactions Allocated from Affiliated Investment Company.......    44,649          --           --           --
                                                                      --------    --------     --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................   129,426     105,115       55,861       36,802
                                                                      --------    --------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.........................................................  $175,325    $132,436     $ 83,484     $ 51,373
                                                                      ========    ========     ========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                         TAX-MANAGED
                                                                                             DFA      T.A. WORLD EX
                                                                         T.A. U.S. CORE INTERNATIONAL   U.S. CORE
                                                                            EQUITY 2        VALUE        EQUITY
                                                                           PORTFOLIO#    PORTFOLIO#    PORTFOLIO#
                                                                         -------------- ------------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $13, $7,066, and $4,349,
   respectively)........................................................    $ 73,610      $ 64,326      $ 41,918
  Non Cash Income.......................................................          --         3,901            --
  Income from Securities Lending........................................       1,998           459           597
                                                                            --------      --------      --------
     Total Investment Income............................................      75,608        68,686        42,515
                                                                            --------      --------      --------
FUND EXPENSES
  Investment Management Fees............................................       9,579        10,138         5,744
  Accounting & Transfer Agent Fees......................................         243           144           120
  Custodian Fees........................................................          42           165           367
  Filing Fees...........................................................          71            43            30
  Shareholders' Reports.................................................          37            34            25
  Directors'/Trustees' Fees & Expenses..................................          33            16            14
  Professional Fees.....................................................          49            26            33
  Other.................................................................         101            63            59
                                                                            --------      --------      --------
     Total Expenses.....................................................      10,155        10,629         6,392
                                                                            --------      --------      --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)........................................          --            --            --
  Fees Paid Indirectly (Note C).........................................          --           (32)          (31)
                                                                            --------      --------      --------
  Net Expenses..........................................................      10,155        10,597         6,361
                                                                            --------      --------      --------
  NET INVESTMENT INCOME (LOSS)..........................................      65,453        58,089        36,154
                                                                            --------      --------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**........................................      17,421        58,764        14,927
    Affiliated Investment Companies Shares Sold.........................         (41)           (9)           (5)
    Futures.............................................................         754         1,830            --
    Foreign Currency Transactions.......................................          --            33            18
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................     216,579        71,049        84,490
    Affiliated Investment Companies Shares..............................         (36)            1             2
    Futures.............................................................          --        (1,568)           --
    Translation of Foreign Currency Denominated Amounts.................          --          (354)         (244)
                                                                            --------      --------      --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...............................     234,677       129,746        99,188
                                                                            --------      --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........    $300,130      $187,835      $135,342
                                                                            ========      ========      ========

----------
**Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                TAX-MANAGED U.S.                                TAX-MANAGED U.S.
                                                MARKETWIDE VALUE        TAX-MANAGED U.S.         TARGETED VALUE
                                                    PORTFOLIO           EQUITY PORTFOLIO            PORTFOLIO
                                             ----------------------  ----------------------  ----------------------
                                             SIX MONTHS     YEAR     SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                                ENDED      ENDED        ENDED      ENDED        ENDED      ENDED
                                              APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                                                2018        2017        2018        2017        2018        2017
                                             ----------- ----------  ----------- ----------  ----------- ----------
                                             (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............. $   45,899  $   84,869  $   27,321  $   51,331  $   27,623  $   45,243
  Net Realized Gain (Loss) on:
   Investment Securities Sold/Affiliated
    Investment Company Sold*................         --          --       1,479     226,688      99,906     184,340
   Affiliated Investment Companies Shares
    Sold*...................................         --          --         (53)         46         (57)         48
   Transactions Allocated from Affiliated
    Investment Company......................     84,777     156,290          --          --          --          --
   Futures..................................         --          56          --       3,359       1,400       1,430
   Foreign Currency Transactions............         --          --          --          --          --           2
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency................................         --          --     103,659     361,678     (45,399)    730,643
   Affiliated Investment Companies Shares
    Sold....................................         --          --          30         (59)         11         (86)
   Transactions Allocated from Affiliated
    Investment Company......................     44,649     653,780          --          --          --          --
   Futures..................................         --          --          --         507          --          --
                                             ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.............................    175,325     894,995     132,436     643,550      83,484     961,620
                                             ----------  ----------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income.....................    (41,086)    (82,721)    (24,254)    (52,066)    (26,030)    (43,922)
  Net Long-Term Gains.......................   (151,391)   (101,284)         --          --    (182,086)   (127,982)
                                             ----------  ----------  ----------  ----------  ----------  ----------
    Total Distributions.....................   (192,477)   (184,005)    (24,254)    (52,066)   (208,116)   (171,904)
                                             ----------  ----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.............................    270,940     471,847     204,232     345,297     307,021     471,241
  Shares Issued in Lieu of Cash
   Distributions............................    190,371     181,793      23,765      50,784     206,040     170,374
  Shares Redeemed...........................   (326,554)   (526,743)   (178,704)   (313,364)   (314,322)   (470,952)
                                             ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions.............    134,757     126,897      49,293      82,717     198,739     170,663
                                             ----------  ----------  ----------  ----------  ----------  ----------
    Total Increase (Decrease) in Net
     Assets.................................    117,605     837,887     157,475     674,201      74,107     960,379
NET ASSETS
  Beginning of Period.......................  4,850,362   4,012,475   3,310,640   2,636,439   4,733,681   3,773,302
                                             ----------  ----------  ----------  ----------  ----------  ----------
  End of Period............................. $4,967,967  $4,850,362  $3,468,115  $3,310,640  $4,807,788  $4,733,681
                                             ==========  ==========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................      8,758      16,503       6,983      13,450       8,171      13,305
  Shares Issued in Lieu of Cash
   Distributions............................      6,240       6,410         825       1,962       5,568       4,750
  Shares Redeemed...........................    (10,587)    (18,433)     (6,101)    (12,181)     (8,406)    (13,207)
                                             ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed....................      4,411       4,480       1,707       3,231       5,333       4,848
                                             ==========  ==========  ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)......................... $   10,467  $    5,654  $    4,428  $    1,361  $    2,350  $      757

                                                TAX-MANAGED U.S.
                                               SMALL CAP PORTFOLIO
                                             ----------------------
                                             SIX MONTHS     YEAR
                                                ENDED      ENDED
                                              APRIL 30,   OCT. 31,
                                                2018        2017
                                             ----------- ----------
                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............. $   14,571  $   23,123
  Net Realized Gain (Loss) on:
   Investment Securities Sold/Affiliated
    Investment Company Sold*................     78,122      82,575
   Affiliated Investment Companies Shares
    Sold*...................................        (39)          8
   Transactions Allocated from Affiliated
    Investment Company......................         --          --
   Futures..................................        485         294
   Foreign Currency Transactions............         --           3
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency................................    (41,759)    504,335
   Affiliated Investment Companies Shares
    Sold....................................         (7)        (58)
   Transactions Allocated from Affiliated
    Investment Company......................         --          --
   Futures..................................         --          --
                                             ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.............................     51,373     610,280
                                             ----------  ----------
Distributions From:
  Net Investment Income.....................    (13,655)    (22,983)
  Net Long-Term Gains.......................    (82,064)    (54,088)
                                             ----------  ----------
    Total Distributions.....................    (95,719)    (77,071)
                                             ----------  ----------
Capital Share Transactions (1):
  Shares Issued.............................    222,617     305,494
  Shares Issued in Lieu of Cash
   Distributions............................     94,333      75,950
  Shares Redeemed...........................   (189,213)   (277,642)
                                             ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions.............    127,737     103,802
                                             ----------  ----------
    Total Increase (Decrease) in Net
     Assets.................................     83,391     637,011
NET ASSETS
  Beginning of Period.......................  2,933,705   2,296,694
                                             ----------  ----------
  End of Period............................. $3,017,096  $2,933,705
                                             ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................      5,044       7,440
  Shares Issued in Lieu of Cash
   Distributions............................      2,154       1,834
  Shares Redeemed...........................     (4,288)     (6,751)
                                             ----------  ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed....................      2,910       2,523
                                             ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)......................... $    1,050  $      134

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                 TAX-MANAGED DFA
                                                     T.A. U.S. CORE EQUITY 2   INTERNATIONAL VALUE   T.A. WORLD EX U.S. CORE
                                                            PORTFOLIO               PORTFOLIO           EQUITY PORTFOLIO
                                                     ----------------------  ----------------------  ----------------------
                                                     SIX MONTHS     YEAR     SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                                        ENDED      ENDED        ENDED      ENDED        ENDED      ENDED
                                                      APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                                                        2018        2017        2018        2017        2018        2017
                                                     ----------- ----------  ----------- ----------  ----------- ----------
                                                     (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...................... $   65,453  $  114,522  $   58,089  $  103,739  $   36,154  $   68,714
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......................     17,421      68,376      58,764      50,070      14,927       9,664
   Affiliated Investment Companies Shares
    Sold............................................        (41)        (49)         (9)         (9)         (5)          4
   Futures..........................................        754          --       1,830       3,348          --          --
   Foreign Currency Transactions....................         --           2          33        (329)         18        (265)
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities and Foreign Currency.......    216,579   1,376,859      71,049     644,611      84,490     582,092
   Affiliated Investment Companies Shares
    Sold............................................        (36)        (68)          1          (6)          2          (7)
   Futures..........................................         --          --      (1,568)      1,460          --          --
   Translation of Foreign Currency Denominated
    Amounts.........................................         --          --        (354)        411        (244)        174
                                                     ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations......................    300,130   1,559,642     187,835     803,295     135,342     660,376
                                                     ----------  ----------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income.............................    (60,659)   (115,587)    (36,047)    (99,420)    (22,268)    (68,459)
  Net Long-Term Gains...............................    (67,325)       (231)         --          --          --          --
                                                     ----------  ----------  ----------  ----------  ----------  ----------
    Total Distributions.............................   (127,984)   (115,818)    (36,047)    (99,420)    (22,268)    (68,459)
                                                     ----------  ----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.....................................    905,171   1,216,846     269,401     521,234     428,824     636,884
  Shares Issued in Lieu of Cash Distributions.......    126,714     114,916      35,704      98,482      21,944      68,018
  Shares Redeemed...................................   (542,085)   (763,920)   (213,663)   (410,547)   (182,300)   (335,168)
                                                     ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions...................................    489,800     567,842      91,442     209,169     268,468     369,734
                                                     ----------  ----------  ----------  ----------  ----------  ----------
    Total Increase (Decrease) in Net Assets.........    661,946   2,011,666     243,230     913,044     381,542     961,651
NET ASSETS
  Beginning of Period...............................  8,230,938   6,219,272   3,918,069   3,005,025   3,368,999   2,407,348
                                                     ----------  ----------  ----------  ----------  ----------  ----------
  End of Period..................................... $8,892,884  $8,230,938  $4,161,299  $3,918,069  $3,750,541  $3,368,999
                                                     ==========  ==========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................     49,763      74,772      15,904      35,464      36,024      62,099
  Shares Issued in Lieu of Cash Distributions.......      7,055       7,003       2,172       6,610       1,897       6,507
  Shares Redeemed...................................    (29,757)    (47,107)    (12,602)    (27,853)    (15,302)    (32,901)
                                                     ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed...................................     27,061      34,668       5,474      14,221      22,619      35,705
                                                     ==========  ==========  ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................ $   11,038  $    6,244  $   33,128  $   11,086  $   20,512  $    6,626

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                                -------------------------------------------------------------------------------------
                                 SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                    ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                  APRIL 30,       OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,
                                    2018            2017           2016           2015           2014           2013
--------------------------------------------------------------------------------------------------------------------------
                                 (UNAUDITED)
Net Asset Value, Beginning of
 Period........................ $    30.30     $    25.79     $    25.60     $    25.33     $    22.35     $    16.76
                                ----------     ----------     ----------     ----------     ----------     ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................       0.28           0.54           0.47           0.43           0.35           0.32
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       0.81           5.14           0.19           0.25           2.98           5.60
                                ----------     ----------     ----------     ----------     ----------     ----------
   Total from Investment
    Operations.................       1.09           5.68           0.66           0.68           3.33           5.92
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........      (0.25)         (0.52)         (0.47)         (0.41)         (0.35)         (0.33)
  Net Realized Gains...........      (0.94)         (0.65)            --             --             --             --
                                ----------     ----------     ----------     ----------     ----------     ----------
   Total Distributions.........      (1.19)         (1.17)         (0.47)         (0.41)         (0.35)         (0.33)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    30.20     $    30.30     $    25.79     $    25.60     $    25.33     $    22.35
=============================== ===========    ==========     ==========     ==========     ==========     ==========
Total Return...................       3.60%(C)      22.41%          2.66%          2.73%         14.98%         35.71%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $4,967,967     $4,850,362     $4,012,475     $3,860,871     $3,664,174     $3,110,436
Ratio of Expenses to Average
 Net Assets....................       0.37%(D)       0.37%(B)       0.37%(B)       0.37%(B)       0.37%(B)       0.37%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor).........       0.57%(D)       0.57%(B)       0.57%(B)       0.43%(B)       0.37%(B)       0.37%(B)
Ratio of Net Investment Income
 to Average Net Assets.........       1.83%(D)       1.87%          1.90%          1.65%          1.45%          1.66%
Portfolio Turnover Rate........        N/A            N/A            N/A            N/A            N/A            N/A
--------------------------------------------------------------------------------------------------------------------------

                                                    TAX-MANAGED U.S. EQUITY PORTFOLIO
                                -------------------------------------------------------------------------
                                 SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                    ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                  APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                    2018          2017        2016        2015        2014        2013
----------------------------------------------------------------------------------------------------------
                                 (UNAUDITED)
Net Asset Value, Beginning of
 Period........................ $    28.01     $    22.93  $    22.46  $    21.89  $    19.20  $    15.16
                                ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................       0.23           0.44        0.42        0.40        0.34        0.32
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       0.88           5.09        0.48        0.56        2.69        4.05
                                ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.................       1.11           5.53        0.90        0.96        3.03        4.37
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........      (0.20)         (0.45)      (0.43)      (0.39)      (0.34)      (0.33)
  Net Realized Gains...........         --             --          --          --          --          --
                                ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions.........      (0.20)         (0.45)      (0.43)      (0.39)      (0.34)      (0.33)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    28.92     $    28.01  $    22.93  $    22.46  $    21.89  $    19.20
=============================== ===========    ==========  ==========  ==========  ==========  ==========
Total Return...................       3.98%(C)      24.27%       4.05%       4.47%      15.89%      29.15%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $3,468,115     $3,310,640  $2,636,439  $2,494,153  $2,311,451  $1,991,461
Ratio of Expenses to Average
 Net Assets....................       0.21%(D)       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor).........       0.21%(D)       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment Income
 to Average Net Assets.........       1.58%(D)       1.70%       1.87%       1.79%       1.66%       1.89%
Portfolio Turnover Rate........          0%(C)          8%          4%          1%          2%          3%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                                   -------------------------------------------------------------------------  --------------
                                    SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR      SIX MONTHS
                                       ENDED        ENDED       ENDED       ENDED       ENDED       ENDED         ENDED
                                     APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     APRIL 30,
                                       2018          2017        2016        2015        2014        2013         2018
-----------------------------------------------------------------------------------------------------------------------------
                                    (UNAUDITED)                                                                (UNAUDITED)
Net Asset Value, Beginning of
 Period........................... $    37.94     $    31.47  $    32.34  $    33.34  $    31.06  $    22.89  $    44.35
                                   ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
-
  Net Investment Income
   (Loss) (A).....................       0.22           0.37        0.36        0.39        0.26        0.33        0.21
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................       0.45           7.53        0.28        0.16        3.11        8.69        0.57
                                   ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations....................       0.67           7.90        0.64        0.55        3.37        9.02        0.78
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
-
  Net Investment Income...........      (0.21)         (0.36)      (0.37)      (0.37)      (0.27)      (0.34)      (0.20)
  Net Realized Gains..............      (1.45)         (1.07)      (1.14)      (1.18)      (0.82)      (0.51)      (1.24)
                                   ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions............      (1.66)         (1.43)      (1.51)      (1.55)      (1.09)      (0.85)      (1.44)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    36.95     $    37.94  $    31.47  $    32.34  $    33.34  $    31.06  $    43.69
================================== ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return......................       1.77%(C)      25.40%       2.21%       1.89%      11.10%      40.60%       1.76%(C)
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $4,807,788     $4,733,681  $3,773,302  $3,670,472  $3,572,307  $3,201,053  $3,017,096
Ratio of Expenses to Average Net
 Assets...........................       0.44%(D)       0.44%       0.44%       0.44%       0.43%       0.44%       0.52%(D)
Ratio of Net Investment Income to
 Average Net Assets...............       1.15%(D)       1.04%       1.17%       1.19%       0.80%       1.24%       0.98%(D)
Portfolio Turnover Rate...........          7%(C)         14%         20%         14%          7%          6%          5%(C)
-----------------------------------------------------------------------------------------------------------------------------

                                        TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                                   -----------------------------------------------------------
                                      YEAR        YEAR        YEAR        YEAR        YEAR
                                     ENDED       ENDED       ENDED       ENDED       ENDED
                                    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                      2017        2016        2015        2014        2013
----------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................... $    36.10  $    36.77  $    36.99  $    34.31  $    24.93
                                   ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
-
  Net Investment Income
   (Loss) (A).....................       0.36        0.36        0.36        0.25        0.35
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................       9.10        0.92        0.45        2.69        9.40
                                   ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations....................       9.46        1.28        0.81        2.94        9.75
----------------------------------------------------------------------------------------------
Less Distributions
-
  Net Investment Income...........      (0.36)      (0.37)      (0.34)      (0.26)      (0.37)
  Net Realized Gains..............      (0.85)      (1.58)      (0.69)         --          --
                                   ----------  ----------  ----------  ----------  ----------
   Total Distributions............      (1.21)      (1.95)      (1.03)      (0.26)      (0.37)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    44.35  $    36.10  $    36.77  $    36.99  $    34.31
================================== ==========  ==========  ==========  ==========  ==========
Total Return......................      26.46%       3.75%       2.31%       8.58%      39.55%
----------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $2,933,705  $2,296,694  $2,190,308  $2,092,558  $1,872,935
Ratio of Expenses to Average Net
 Assets...........................       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to
 Average Net Assets...............       0.87%       1.04%       0.96%       0.70%       1.20%
Portfolio Turnover Rate...........         11%         10%          8%          7%          7%
----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         T.A. U.S. CORE EQUITY 2 PORTFOLIO
                                     -------------------------------------------------------------------------  --------------
                                      SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR      SIX MONTHS
                                         ENDED        ENDED       ENDED       ENDED       ENDED       ENDED         ENDED
                                       APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     APRIL 30,
                                         2018          2017        2016        2015        2014        2013         2018
-------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)                                                                (UNAUDITED)
Net Asset Value, Beginning of
 Period............................. $    17.56     $    14.33  $    14.09  $    14.21  $    12.78  $     9.75  $    16.39
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.14           0.25        0.25        0.24        0.20        0.19        0.24
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       0.51           3.24        0.24        0.05        1.55        3.04        0.54
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       0.65           3.49        0.49        0.29        1.75        3.23        0.78
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.13)         (0.26)      (0.25)      (0.23)      (0.20)      (0.19)      (0.15)
  Net Realized Gains................      (0.14)            --          --       (0.18)      (0.12)      (0.01)         --
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (0.27)         (0.26)      (0.25)      (0.41)      (0.32)      (0.20)      (0.15)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    17.94     $    17.56  $    14.33  $    14.09  $    14.21  $    12.78  $    17.02
===================================  ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return........................       3.70%(C)      24.47%       3.55%       2.14%      13.88%      33.58%       4.79%(C)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $8,892,884     $8,230,938  $6,219,272  $5,549,153  $5,056,211  $4,103,753  $4,161,299
Ratio of Expenses to Average
 Net Assets.........................       0.23%(D)       0.24%       0.24%       0.24%       0.24%       0.24%       0.52%(D)
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and (Fees Paid
 Indirectly)).......................       0.23%(D)       0.24%       0.24%       0.24%       0.24%       0.24%       0.52%(D)
Ratio of Net Investment Income to
 Average Net Assets.................       1.50%(D)       1.56%       1.82%       1.65%       1.51%       1.72%       2.86%(D)
Portfolio Turnover Rate.............          1%(C)          2%          7%          7%          7%          2%         10%(C)
-------------------------------------------------------------------------------------------------------------------------------

                                       TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                                     --------------------------------------------------------------
                                        YEAR         YEAR         YEAR         YEAR        YEAR
                                       ENDED        ENDED        ENDED        ENDED       ENDED
                                      OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                        2017         2016         2015         2014        2013
---------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    13.37  $    13.87   $    15.17   $    15.99   $    12.91
                                     ----------  ----------   ----------   ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.45        0.42         0.44         0.66         0.39
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       3.00       (0.50)       (1.32)       (0.83)        3.09
                                     ----------  ----------   ----------   ----------   ----------
   Total from Investment
    Operations......................       3.45       (0.08)       (0.88)       (0.17)        3.48
---------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.43)      (0.42)       (0.41)       (0.65)       (0.40)
  Net Realized Gains................         --          --        (0.01)          --           --
                                     ----------  ----------   ----------   ----------   ----------
   Total Distributions..............      (0.43)      (0.42)       (0.42)       (0.65)       (0.40)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    16.39  $    13.37   $    13.87   $    15.17   $    15.99
===================================  ==========  ==========   ==========   ==========   ==========
Total Return........................      26.13%      (0.30)%      (5.93)%      (1.29)%      27.39%
---------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $3,918,069  $3,005,025   $2,994,931   $2,977,257   $2,758,384
Ratio of Expenses to Average
 Net Assets.........................       0.53%       0.53%        0.53%        0.53%        0.53%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and (Fees Paid
 Indirectly)).......................       0.53%       0.53%        0.53%        0.53%        0.53%
Ratio of Net Investment Income to
 Average Net Assets.................       3.01%       3.32%        2.99%        4.13%        2.70%
Portfolio Turnover Rate.............         16%         18%          25%          13%          12%
---------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                                         ----------------------------------------------------------------------------
                                           SIX MONTHS       YEAR        YEAR         YEAR         YEAR        YEAR
                                              ENDED        ENDED       ENDED        ENDED        ENDED       ENDED
                                            APRIL 30,     OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                              2018          2017        2016         2015         2014        2013
----------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period.... $    11.53      $     9.38  $     9.30  $     9.94   $    10.25   $     8.56
                                         ----------      ----------  ----------  ----------   ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.12            0.25        0.23        0.24         0.28         0.23
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       0.33            2.15        0.08       (0.65)       (0.30)        1.70
                                         ----------      ----------  ----------  ----------   ----------   ----------
   Total from Investment Operations.....       0.45            2.40        0.31       (0.41)       (0.02)        1.93
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.07)          (0.25)      (0.23)      (0.23)       (0.27)       (0.24)
 Net Realized Gains.....................         --              --          --          --        (0.02)          --
                                         ----------      ----------  ----------  ----------   ----------   ----------
   Total Distributions..................      (0.07)          (0.25)      (0.23)      (0.23)       (0.29)       (0.24)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    11.91      $    11.53  $     9.38  $     9.30   $     9.94   $    10.25
=======================================  ===========     ==========  ==========  ==========   ==========   ==========
Total Return............................       3.96%(C)       25.86%       3.48%      (4.15)%      (0.25)%      22.88%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $3,750,541      $3,368,999  $2,407,348  $2,124,313   $1,995,500   $1,725,895
Ratio of Expenses to Average Net Assets.       0.35%(D)        0.39%       0.45%       0.45%        0.45%        0.46%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly))......................       0.36%(D)        0.39%       0.45%       0.45%        0.45%        0.46%
Ratio of Net Investment Income to
 Average Net Assets.....................       2.01%(D)        2.42%       2.57%       2.42%        2.71%        2.45%
Portfolio Turnover Rate.................          1% (C)          4%          7%          5%           8%           2%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, seven of which (the "Portfolios"), are included in this section of the report. The remaining ninety-five portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2018, the Feeder Fund owned 73% of its Series.

   The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio each invests directly in securities.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings (except for the Feeder Fund). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   T.A. World ex U.S. Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2018, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                          INVESTMENT
                                                        MANAGEMENT FEES
         -                                              ---------------
         Tax-Managed U.S. Marketwide Value Portfolio...      0.35%
         Tax-Managed U.S. Equity Portfolio.............      0.20%
         Tax-Managed U.S. Targeted Value Portfolio.....      0.42%
         Tax-Managed U.S. Small Cap Portfolio..........      0.50%
         T.A. U.S. Core Equity 2 Portfolio.............      0.22%
         Tax-Managed DFA International Value Portfolio.      0.50%
         T.A. World ex U.S. Core Equity Portfolio......      0.32%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (each, a "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date. Each Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Pursuant to a Fee Waiver Agreement with the Feeder Fund, the Advisor has contractually agreed to waive certain management fees paid by the Feeder Fund, as described in the notes below. The Fee Waiver Agreement with the Feeder Fund will remain in effect permanently, unless terminated by the Fund. For the six months ended April 30, 2018, the Portfolios listed had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2018, are also reflected below (amounts in thousands). The Fund, on behalf of the non-feeder Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to each such Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

                                                               PREVIOUSLY       NET WAIVED FEES/
                                               RECOVERY       WAIVED FEES/      EXPENSES ASSUMED
                                 EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  (RECOVERED PREVIOUSLY
                                LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE     WAIVED FEES/
INSTITUTIONAL CLASS SHARES        AMOUNT   EXPENSES ASSUMED     RECOVERY        EXPENSES ASSUMED)
--------------------------      ---------- ---------------- ----------------- ---------------------
Tax-Managed U.S. Marketwide
  Value Portfolio (1)..........    0.35%          --               --                $5,009
Tax-Managed U.S. Equity
  Portfolio (2)................    0.22%          --               --                    --
T.A. U.S. Core Equity 2
  Portfolio (3)................    0.30%          --               --                    --
T.A. World ex U.S. Core Equity
  Portfolio (4)................    0.39%          --               --                    --

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of the Feeder Fund on an annualized basis.

   (2) The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of a class of the Tax-Managed U.S. Equity Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to reduce the expenses of a class of the Portfolio when its total operating expenses exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the T.A. U.S. Core Equity 2 Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   (4) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the T.A. World ex U.S. Core Equity Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). Prior to January 1, 2017, the Expense Limitation Amount was 0.60% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

EARNED INCOME CREDIT:

   In addition, certain Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2018, expenses reduced were as follows (amounts in thousands):

                                                          FEES PAID
                                                          INDIRECTLY
                                                          ----------
           Tax-Managed DFA International Value Portfolio.    $32
           T.A. World ex U.S. Core Equity Portfolio......     31

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid to the CCO by the Fund were $158 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

              Tax-Managed U.S. Marketwide Value Portfolio... $132
              Tax-Managed U.S. Equity Portfolio.............  125
              Tax-Managed U.S. Targeted Value Portfolio.....  133
              Tax-Managed U.S. Small Cap Portfolio..........   79
              T.A. U.S. Core Equity 2 Portfolio.............  165
              Tax-Managed DFA International Value Portfolio.  113
              T.A. World ex U.S. Core Equity Portfolio......   68

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2018, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands):

                                                      PURCHASES  SALES
                                                      --------- --------
       Tax-Managed U.S. Equity Portfolio............. $ 72,918  $  9,737
       Tax-Managed U.S. Targeted Value Portfolio.....  409,466   331,846
       Tax-Managed U.S. Small Cap Portfolio..........  226,138   137,875
       T.A. U.S. Core Equity 2 Portfolio.............  572,859    88,084
       Tax-Managed DFA International Value Portfolio.  469,522   394,876
       T.A. World ex U.S. Core Equity Portfolio......  322,382    53,511

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                       NET REALIZED
                                                       GAIN/(LOSS)                                         DIVIDEND
                                                       ON SALES OF    CHANGE IN                           INCOME FROM
                                                        AFFILIATED   UNREALIZED                           AFFILIATED
                      BALANCE AT PURCHASES   PROCEEDS   INVESTMENT  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                       10/31/17   AT COST   FROM SALES  COMPANIES   DEPRECIATION   04/30/18    04/30/18    COMPANIES
                      ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
TAX-MANAGED U.S.
 EQUITY PORTFOLIO
DFA Short Term
 Investment Fund.....  $129,515  $  387,419 $  324,989     $(53)         $30       $191,922     16,588      $1,262
                       --------  ---------- ----------     ----          ---       --------     ------      ------
TOTAL................  $129,515  $  387,419 $  324,989     $(53)         $30       $191,922     16,588      $1,262
                       ========  ========== ==========     ====          ===       ========     ======      ======
TAX-MANAGED U.S.
 TARGETED VALUE
 PORTFOLIO
DFA Short Term
 Investment Fund.....  $526,461  $1,248,175 $1,263,830     $(57)         $11       $510,760     44,145      $4,144
                       --------  ---------- ----------     ----          ---       --------     ------      ------
TOTAL................  $526,461  $1,248,175 $1,263,830     $(57)         $11       $510,760     44,145      $4,144
                       ========  ========== ==========     ====          ===       ========     ======      ======
TAX-MANAGED U.S.
 SMALL CAP PORTFOLIO
DFA Short Term
 Investment Fund.....  $475,650  $1,098,872 $1,077,718     $(39)         $(7)      $496,758     42,935      $3,948
                       --------  ---------- ----------     ----          ---       --------     ------      ------
TOTAL................  $475,650  $1,098,872 $1,077,718     $(39)         $(7)      $496,758     42,935      $3,948
                       ========  ========== ==========     ====          ===       ========     ======      ======

                      CAPITAL GAIN
                      DISTRIBUTIONS
                          FROM
                       AFFILIATED
                       INVESTMENT
                        COMPANIES
                      -------------
TAX-MANAGED U.S.
 EQUITY PORTFOLIO
DFA Short Term
 Investment Fund.....      --
                           --
TOTAL................      --
                           ==
TAX-MANAGED U.S.
 TARGETED VALUE
 PORTFOLIO
DFA Short Term
 Investment Fund.....      --
                           --
TOTAL................      --
                           ==
TAX-MANAGED U.S.
 SMALL CAP PORTFOLIO
DFA Short Term
 Investment Fund.....      --
                           --
TOTAL................      --
                           ==

                                                          NET REALIZED
                                                          GAIN/(LOSS)                                         DIVIDEND
                                                          ON SALES OF    CHANGE IN                           INCOME FROM
                                                           AFFILIATED   UNREALIZED                           AFFILIATED
                         BALANCE AT PURCHASES   PROCEEDS   INVESTMENT  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                          10/31/17   AT COST   FROM SALES  COMPANIES   DEPRECIATION   04/30/18    04/30/18    COMPANIES
                         ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
T.A. U.S. CORE EQUITY 2
 PORTFOLIO
DFA Short Term
 Investment Fund........  $832,616  $1,716,814 $1,879,213     $(41)        $(36)      $670,140     57,921      $5,395
                          --------  ---------- ----------     ----         ----       --------     ------      ------
TOTAL...................  $832,616  $1,716,814 $1,879,213     $(41)        $(36)      $670,140     57,921      $5,395
                          ========  ========== ==========     ====         ====       ========     ======      ======
TAX-MANAGED DFA
 INTERNATIONAL VALUE
 PORTFOLIO
DFA Short Term
 Investment Fund........  $ 26,847  $  528,847 $  522,743     $ (9)        $  1       $ 32,943      2,847      $  376
                          --------  ---------- ----------     ----         ----       --------     ------      ------
TOTAL...................  $ 26,847  $  528,847 $  522,743     $ (9)        $  1       $ 32,943      2,847      $  376
                          ========  ========== ==========     ====         ====       ========     ======      ======
T.A. WORLD EX U.S.
 CORE EQUITY PORTFOLIO
DFA Short Term
 Investment Fund........  $ 33,284  $   82,311 $   89,690     $ (5)        $  2       $ 25,902      2,239      $  144
                          --------  ---------- ----------     ----         ----       --------     ------      ------
TOTAL...................  $ 33,284  $   82,311 $   89,690     $ (5)        $  2       $ 25,902      2,239      $  144
                          ========  ========== ==========     ====         ====       ========     ======      ======

                         CAPITAL GAIN
                         DISTRIBUTIONS
                             FROM
                          AFFILIATED
                          INVESTMENT
                           COMPANIES
                         -------------
T.A. U.S. CORE EQUITY 2
 PORTFOLIO
DFA Short Term
 Investment Fund........      --
                              --
TOTAL...................      --
                              ==
TAX-MANAGED DFA
 INTERNATIONAL VALUE
 PORTFOLIO
DFA Short Term
 Investment Fund........      --
                              --
TOTAL...................      --
                              ==
T.A. WORLD EX U.S.
 CORE EQUITY PORTFOLIO
DFA Short Term
 Investment Fund........      --
                              --
TOTAL...................      --
                              ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, foreign capital gains tax, tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  INCREASE       INCREASE
                                                                 (DECREASE)     (DECREASE)
                                                  INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                 (DECREASE)    NET INVESTMENT  NET REALIZED
                                               PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                               --------------- -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio...     $ 6,746        $(2,124)       $(4,622)
Tax-Managed U.S. Equity Portfolio.............      (1,006)        (2,312)         3,318
Tax-Managed U.S. Targeted Value Portfolio.....       5,937         (1,150)        (4,787)
Tax-Managed U.S. Small Cap Portfolio..........       2,691           (553)        (2,138)
T.A. U.S. Core Equity 2 Portfolio.............       3,198         (2,394)          (804)
Tax-Managed DFA International Value Portfolio.       1,370           (846)          (524)
T.A. World ex U.S. Core Equity Portfolio......       1,222             23         (1,245)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                               NET INVESTMENT
                                                 INCOME AND
                                                 SHORT-TERM     LONG-TERM
                                               CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                               -------------- ------------- --------
Tax-Managed U.S. Marketwide Value Portfolio
2016..........................................    $ 72,925            --    $ 72,925
2017..........................................      82,721      $101,284     184,005
Tax-Managed U.S. Equity Portfolio
2016..........................................      48,479            --      48,479
2017..........................................      52,066            --      52,066
Tax-Managed U.S. Targeted Value Portfolio
2016..........................................      43,823       128,582     172,405
2017..........................................      43,922       127,982     171,904
Tax-Managed U.S. Small Cap Portfolio
2016..........................................      22,739        94,184     116,923
2017..........................................      22,983        54,088      77,071
T.A. U.S. Core Equity 2 Portfolio
2016..........................................     104,283           166     104,449
2017..........................................     115,587           231     115,818
Tax-Managed DFA International Value Portfolio
2016..........................................      92,814            --      92,814
2017..........................................      99,420            --      99,420
T.A. World ex U.S. Core Equity Portfolio
2016..........................................      56,154            --      56,154
2017..........................................      68,459            --      68,459

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                               NET INVESTMENT
                                                 INCOME AND
                                                 SHORT-TERM     LONG-TERM
                                               CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                               -------------- ------------- -------
Tax-Managed U.S. Marketwide Value Portfolio...    $(2,378)       $(4,368)   $(6,746)
Tax-Managed U.S. Equity Portfolio.............     (2,166)            --     (2,166)
Tax-Managed U.S. Targeted Value Portfolio.....     (1,158)        (4,779)    (5,937)
Tax-Managed U.S. Small Cap Portfolio..........       (580)        (2,111)    (2,691)
T.A. U.S. Core Equity 2 Portfolio.............     (2,000)        (1,198)    (3,198)
Tax-Managed DFA International Value Portfolio.     (1,370)            --     (1,370)
T.A. World ex U.S. Core Equity Portfolio......     (1,222)            --     (1,222)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                               TOTAL NET
                                   NET INVESTMENT                                            DISTRIBUTABLE
                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                   -------------- ------------- ------------- -------------- -------------
Tax-Managed U.S. Marketwide Value
  Portfolio.......................     $5,880       $151,391         --         $2,200,976    $2,358,247
Tax-Managed U.S. Equity Portfolio.      1,485             --         --          1,561,081     1,562,566

                                     UNDISTRIBUTED                                               TOTAL NET
                                     NET INVESTMENT                                            DISTRIBUTABLE
                                       INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                       SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                     CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                     -------------- ------------- ------------- -------------- -------------
Tax-Managed U.S. Targeted Value
  Portfolio.........................    $   888       $182,085            --      $2,037,894    $2,220,867
Tax-Managed U.S. Small Cap
  Portfolio.........................        212         82,063            --       1,388,238     1,470,513
T.A. U.S. Core Equity 2 Portfolio...      6,404         67,321            --       3,559,858     3,633,583
Tax-Managed DFA International Value
  Portfolio.........................     13,608             --      $(38,372)        573,783       549,019
T.A. World ex U.S. Core Equity
  Portfolio.........................      9,769             --       (44,688)        813,556       778,637

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                       UNLIMITED  TOTAL
                                                       --------- -------
        Tax-Managed U.S. Marketwide Value Portfolio...       --       --
        Tax-Managed U.S. Equity Portfolio.............       --       --
        Tax-Managed U.S. Targeted Value Portfolio.....       --       --
        Tax-Managed U.S. Small Cap Portfolio..........       --       --
        T.A. U.S. Core Equity 2 Portfolio.............       --       --
        Tax-Managed DFA International Value Portfolio.  $38,372  $38,372
        T.A. World ex U.S. Core Equity Portfolio......   44,688   44,688

   During the year ended October 31, 2017, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

            Tax-Managed U.S. Equity Portfolio............. $230,454
            Tax-Managed DFA International Value Portfolio.   55,667
            T.A. World ex U.S. Core Equity Portfolio......    8,217

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                         NET
                                                                                      UNREALIZED
                                                FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                                TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                               ---------- ------------ ------------ --------------
Tax-Managed U.S. Marketwide Value Portfolio... $2,723,179  $2,244,143          --     $2,244,143
Tax-Managed U.S. Equity Portfolio.............  1,993,370   1,715,700   $ (50,928)     1,664,772
Tax-Managed U.S. Targeted Value Portfolio.....  3,325,093   2,059,647     (67,141)     1,992,506
Tax-Managed U.S. Small Cap Portfolio..........  2,167,648   1,399,797     (53,326)     1,346,471
T.A. U.S. Core Equity 2 Portfolio.............  5,782,594   3,890,090    (113,689)     3,776,401
Tax-Managed DFA International Value Portfolio.  3,480,053     772,944    (129,614)       643,330
T.A. World ex U.S. Core Equity Portfolio......  2,847,144   1,108,404    (210,356)       898,048

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FUTURES CONTRACTS: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   3. FORWARD CURRENCY CONTRACTS: The T.A. World ex U.S. Core Equity Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the T.A. World ex U.S. Core Equity Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the T.A. World ex U.S. Core Equity Portfolio as an unrealized gain or loss, which is presented in the Portfolio's Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the T.A. World ex U.S. Core Equity Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amounts in thousands):

                                                            FUTURES
                                                            -------
             Tax-Managed DFA International Value Portfolio. 28,950
             Tax-Managed U.S. Targeted Value Portfolio.....  6,165
             Tax-Managed U.S. Small Cap Portfolio..........  1,426

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2018:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Equity contracts          Receivables: Futures       Payables: Futures
                           Margin Variation           Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                                    ASSET DERIVATIVES VALUE
                                                   --------------------------
                                                    TOTAL VALUE
                                                         AT          EQUITY
                                                   APRIL 30, 2018  CONTRACTS*
                                                   --------------  ----------
    Tax-Managed DFA International Value Portfolio.     $   5         $   5

                                                   LIABILITY DERIVATIVES VALUE
                                                   --------------------------
                                                    TOTAL VALUE
                                                         AT          EQUITY
                                                   APRIL 30, 2018  CONTRACTS*
                                                   --------------  ----------
    Tax-Managed DFA International Value Portfolio.     $(913)        $(913)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings for the six months ended April 30, 2018:

    DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
    ---------------   --------------------------------------
    Equity contracts. Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                                       REALIZED GAIN (LOSS)
                                                        ON DERIVATIVES
                                                       -------------------
                                                                 EQUITY
                                                       TOTAL    CONTRACTS
                                                        ------  ---------
        Tax-Managed U.S. Targeted Value Portfolio..... $1,400    $1,400*
        Tax-Managed U.S. Small Cap Portfolio..........    485       485*
        Tax-Managed U.S. Core Equity 2 Portfolio......    754       754*
        Tax-Managed DFA International Value Portfolio.  1,830     1,830

                                                      CHANGE IN UNREALIZED
                                                      APPRECIATION (DEPRECIATION) ON
                                                         DERIVATIVES
                                                      -----------------------------
                                                                      EQUITY
                                                        TOTAL        CONTRACTS
                                                      -------        ---------
       Tax-Managed DFA International Value Portfolio. $(1,568)        $(1,568)

* As of April 30, 2018, there were no futures contracts outstanding. During the six months ended April 30, 2018, the Portfolio had limited activity in futures contracts.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                   WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                    AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                 INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                 ------------- ------------ ------------ -------- ---------------
Tax-Managed U.S. Targeted Value
  Portfolio.....................     2.17%         $652          1          --         $652

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2018.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2018 if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2018, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                      PURCHASES  SALES  REALIZED GAIN (LOSS)
---------                                      --------- ------- --------------------
Tax-Managed U.S. Equity Portfolio.............  $15,923  $ 1,181       $ (2,860)
Tax-Managed U.S. Targeted Value Portfolio.....    7,286   89,188          2,159
Tax-Managed U.S. Small Cap Portfolio..........   27,886   22,514            421
T.A. U.S. Core Equity 2 Portfolio.............   22,350   11,904        (11,870)
Tax-Managed DFA International Value Portfolio.   20,606   15,048         (2,105)
T.A. World ex U.S. Core Equity Portfolio......   12,006    6,209          1,832

J. SECURITIES LENDING:

   As of April 30, 2018, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolios received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                            MARKET
                                                            VALUE
                                                           --------
            Tax-Managed U.S. Equity Portfolio............. $142,191
            Tax-Managed U.S. Targeted Value Portfolio.....  368,702
            Tax-Managed U.S. Small Cap Portfolio..........  250,231
            T.A. U.S. Core Equity 2 Portfolio.............  460,186
            Tax-Managed DFA International Value Portfolio.    6,002
            T.A. World ex U.S. Core Equity Portfolio......   37,083

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                          REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                        AS OF APRIL 30, 2018
                                      ---------------------------------------------------------
                                      OVERNIGHT AND            BETWEEN
                                       CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                      ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
TAX-MANAGED U.S. EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants...... $191,922,061     --         --         --    $191,922,061
TAX-MANAGED U.S. TARGETED VALUE
  PORTFOLIO
 Common Stocks.......................  510,759,667     --         --         --     510,759,667
TAX-MANAGED U.S. SMALL CAP PORTFOLIO
 Common Stocks.......................  496,757,848     --         --         --     496,757,848
T.A. U.S. CORE EQUITY 2 PORTFOLIO
 Common Stocks, Rights/Warrants......  670,140,183     --         --         --     670,140,183
TAX-MANAGED DFA INTERNATIONAL VALUE
  PORTFOLIO
 Common Stocks.......................   32,943,020     --         --         --      32,943,020
T.A. WORLD EX U.S. CORE EQUITY
  PORTFOLIO
 Common Stocks.......................   25,902,027     --         --         --      25,902,027

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

M. OTHER:

   At April 30, 2018, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                APPROXIMATE
                                                                 PERCENTAGE
                                                   NUMBER OF   OF OUTSTANDING
                                                  SHAREHOLDERS     SHARES
                                                  ------------ --------------
   Tax-Managed U.S. Marketwide Value Portfolio...      3             91%
   Tax-Managed U.S. Equity Portfolio.............      3             88%
   Tax-Managed U.S. Targeted Value Portfolio.....      3             96%
   Tax-Managed U.S. Small Cap Portfolio..........      3             93%
   T.A. U.S. Core Equity 2 Portfolio.............      3             89%
   Tax-Managed DFA International Value Portfolio.      3             94%
   T.A. World ex U.S. Core Equity Portfolio......      3             88%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; that request is pending.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The Tax-Managed U.S. Marketwide Value Series.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                               ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                               --------------------------------------------
                                                NET INCOME FOR      ACCUMULATED
                                                THE CURRENT OR     UNDISTRIBUTED
                                               PRECEDING FISCAL     NET PROFITS    PAID-IN
                                                     YEAR,         FROM THE SALE   SURPLUS
                                                AND ACCUMULATED    OF SECURITIES   OR OTHER
                                               UNDISTRIBUTED NET     OR OTHER      CAPITAL
PORTFOLIO NAME                                      INCOME          PROPERTIES      SOURCE
--------------                                 -----------------   -------------   --------
Tax-Managed U.S. Marketwide Value Portfolio
   December 15, 2017..........................        97%                0%            3%
Tax-Managed U.S. Targeted Value Portfolio
   December 15, 2017..........................        74%                0%           26%
Tax-Managed U.S. Equity Portfolio
   December 15, 2017..........................        62%                0%           38%
Tax-Managed U.S. Small Cap Portfolio
   December 15, 2017..........................        68%                0%           32%
T.A. U.S. Core Equity 2 Portfolio
   December 15, 2017..........................        59%                0%           41%
Tax-Managed DFA International Value Portfolio
   December 15, 2017..........................        79%                0%           21%
T.A. World ex U.S. Core Equity Portfolio
   December 15, 2017..........................        69%                0%           31%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                      SIX MONTHS ENDED APRIL 30, 2018
EXPENSE TABLES
                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              11/01/17  04/30/18    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
--------------------------------------------
Actual Fund Return........................... $1,000.00 $1,036.70    0.21%    $1.06
Hypothetical 5% Annual Return................ $1,000.00 $1,023.75    0.21%    $1.05

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
              Consumer Discretionary.......................  13.7%
              Consumer Staples.............................   5.7%
              Energy.......................................  13.7%
              Financials...................................  24.0%
              Health Care..................................  13.9%
              Industrials..................................  11.0%
              Information Technology.......................  12.8%
              Materials....................................   1.9%
              Telecommunication Services...................   3.3%
                                                            -----
                                                            100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                             ------       ------     ---------------
COMMON STOCKS -- (97.7%)
Consumer Discretionary -- (13.4%)
*   Charter Communications, Inc. Class A...   339,394 $   92,074,198            1.4%
    Comcast Corp. Class A.................. 7,135,970    223,998,098            3.3%
    Ford Motor Co.......................... 2,868,969     32,247,212            0.5%
    General Motors Co...................... 1,095,598     40,252,270            0.6%
    Royal Caribbean Cruises, Ltd...........   322,500     34,891,275            0.5%
    Time Warner, Inc....................... 1,534,860    145,504,728            2.2%
    Twenty-First Century Fox, Inc. Class A.   987,646     36,108,338            0.6%
    Other Securities.......................              324,608,850            4.6%
                                                      --------------           -----
Total Consumer Discretionary...............              929,684,969           13.7%
                                                      --------------           -----
Consumer Staples -- (5.6%)
    Archer-Daniels-Midland Co..............   813,476     36,915,541            0.6%
    Mondelez International, Inc. Class A... 2,081,099     82,203,410            1.2%
    Walgreens Boots Alliance, Inc..........   702,679     46,693,020            0.7%
    Walmart, Inc........................... 1,266,497    112,034,325            1.7%
    Other Securities.......................              109,746,507            1.5%
                                                      --------------           -----
Total Consumer Staples.....................              387,592,803            5.7%
                                                      --------------           -----
Energy -- (13.4%)
    Chevron Corp........................... 1,121,044    140,253,815            2.1%
    ConocoPhillips......................... 1,489,306     97,549,543            1.4%
    Exxon Mobil Corp....................... 2,900,873    225,542,876            3.3%
    Marathon Petroleum Corp................   903,936     67,713,846            1.0%
    Occidental Petroleum Corp..............   484,588     37,439,269            0.6%
    Phillips 66............................   775,455     86,315,896            1.3%
    Schlumberger, Ltd......................   577,687     39,606,221            0.6%
    Valero Energy Corp.....................   605,899     67,212,376            1.0%
    Other Securities.......................              171,272,416            2.4%
                                                      --------------           -----
Total Energy...............................              932,906,258           13.7%
                                                      --------------           -----
Financials -- (23.4%)
    American International Group, Inc......   665,461     37,265,816            0.6%
    Bank of America Corp................... 5,929,137    177,399,779            2.6%
    Bank of New York Mellon Corp. (The)....   750,997     40,936,846            0.6%
    Capital One Financial Corp.............   372,872     33,789,661            0.5%
    Citigroup, Inc......................... 1,870,326    127,687,156            1.9%
    Goldman Sachs Group, Inc. (The)........   209,155     49,847,911            0.7%
    JPMorgan Chase & Co.................... 2,748,095    298,937,774            4.4%
    MetLife, Inc...........................   949,912     45,282,305            0.7%
    Morgan Stanley......................... 1,102,617     56,917,090            0.8%
    Prudential Financial, Inc..............   497,625     52,907,490            0.8%
    Wells Fargo & Co....................... 3,633,493    188,796,296            2.8%
    Other Securities.......................              518,122,072            7.6%
                                                      --------------           -----
Total Financials...........................            1,627,890,196           24.0%
                                                      --------------           -----
Health Care -- (13.6%)
    Abbott Laboratories....................   915,297     53,206,215            0.8%
    Aetna, Inc.............................   558,462     99,992,621            1.5%
    Anthem, Inc............................   504,640    119,089,994            1.8%
    CVS Health Corp........................ 1,510,745    105,495,323            1.6%
    Danaher Corp...........................   405,225     40,652,172            0.6%
*   Express Scripts Holding Co.............   493,239     37,338,192            0.6%
    Humana, Inc............................   198,071     58,268,527            0.9%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Health Care -- (Continued)
      Medtronic P.L.C...............................................    814,175 $   65,239,843            1.0%
      Pfizer, Inc...................................................  3,696,959    135,345,669            2.0%
      Thermo Fisher Scientific, Inc.................................    435,609     91,630,353            1.4%
      Other Securities..............................................               139,276,765            1.7%
                                                                                --------------          ------
Total Health Care...................................................               945,535,674           13.9%
                                                                                --------------          ------
Industrials -- (10.8%)
      CSX Corp......................................................  1,055,544     62,688,758            0.9%
      Norfolk Southern Corp.........................................    545,229     78,224,005            1.2%
      Union Pacific Corp............................................    563,195     75,259,748            1.1%
      United Technologies Corp......................................    384,209     46,162,711            0.7%
      Other Securities..............................................               485,146,991            7.1%
                                                                                --------------          ------
Total Industrials...................................................               747,482,213           11.0%
                                                                                --------------          ------
Information Technology -- (12.5%)
      Activision Blizzard, Inc......................................    849,537     56,366,780            0.8%
      Cisco Systems, Inc............................................  4,715,767    208,861,320            3.1%
      Intel Corp....................................................  4,978,195    256,974,426            3.8%
*     Micron Technology, Inc........................................    842,584     38,742,012            0.6%
      QUALCOMM, Inc.................................................    688,597     35,125,333            0.5%
      Other Securities..............................................               272,999,995            4.0%
                                                                                --------------          ------
Total Information Technology........................................               869,069,866           12.8%
                                                                                --------------          ------
Materials -- (1.8%)
      Other Securities..............................................               126,567,953            1.9%
                                                                                --------------          ------
Real Estate -- (0.0%)
      Other Securities..............................................                 2,861,596            0.0%
                                                                                --------------          ------
Telecommunication Services -- (3.2%)
      AT&T, Inc.....................................................  6,281,506    205,405,246            3.0%
      Other Securities..............................................                15,509,266            0.2%
                                                                                --------------          ------
Total Telecommunication Services....................................               220,914,512            3.2%
                                                                                --------------          ------
Utilities -- (0.0%)
      Other Securities..............................................                 2,979,480            0.0%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             6,793,485,520           99.9%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     2,519            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             6,793,488,039
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%.......................................................  1,407,061      1,407,061            0.0%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@  DFA Short Term Investment Fund................................ 13,800,329 $  159,669,803            2.4%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,823,041,241)...........................................              $6,954,564,903          102.3%
                                                                                ==============          ======

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks.................
  Consumer Discretionary...... $  929,402,539 $    282,430   --    $  929,684,969
  Consumer Staples............    387,592,803           --   --       387,592,803
  Energy......................    932,906,258           --   --       932,906,258
  Financials..................  1,627,869,931       20,265   --     1,627,890,196
  Health Care.................    945,535,674           --   --       945,535,674
  Industrials.................    747,482,213           --   --       747,482,213
  Information Technology......    869,069,866           --   --       869,069,866
  Materials...................    126,567,953           --   --       126,567,953
  Real Estate.................      2,861,596           --   --         2,861,596
  Telecommunication Services..    220,914,512           --   --       220,914,512
  Utilities...................      2,979,480           --   --         2,979,480
Rights/Warrants...............             --        2,519   --             2,519
Temporary Cash Investments....      1,407,061           --   --         1,407,061
Securities Lending Collateral.             --  159,669,803   --       159,669,803
                               -------------- ------------   --    --------------
TOTAL......................... $6,794,589,886 $159,975,017   --    $6,954,564,903
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $272,528 of securities on loan)*............................... $6,793,488
Temporary Cash Investments at Value & Cost.....................................................      1,407
Collateral Received from Securities on Loan at Value & Cost....................................    834,072
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $159,663).    159,670
Receivables:
  Investment Securities Sold...................................................................      3,932
  Dividends and Interest.......................................................................      6,825
  Securities Lending Income....................................................................         72
Prepaid Expenses and Other Assets..............................................................          6
                                                                                                ----------
     Total Assets..............................................................................  7,799,472
                                                                                                ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................................................    993,733
  Investment Securities Purchased..............................................................      8,818
  Due to Advisor...............................................................................      1,124
Accrued Expenses and Other Liabilities.........................................................        369
                                                                                                ----------
     Total Liabilities.........................................................................  1,004,044
                                                                                                ==========
NET ASSETS..................................................................................... $6,795,428
                                                                                                ==========
Investments at Cost............................................................................ $3,661,971
                                                                                                ==========

----------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES#

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

   INVESTMENT INCOME
     Dividends (Net of Foreign Taxes Withheld of $4)............... $ 74,999
     Income from Securities Lending................................      440
                                                                    --------
        Total Investment Income....................................   75,439
                                                                    --------
   EXPENSES
     Investment Management Fees....................................    6,862
     Accounting & Transfer Agent Fees..............................      142
     Custodian Fees................................................       33
     Directors'/Trustees' Fees & Expenses..........................       27
     Professional Fees.............................................       42
     Other.........................................................       75
                                                                    --------
        Total Expenses.............................................    7,181
                                                                    --------
     Net Expenses..................................................    7,181
                                                                    --------
     NET INVESTMENT INCOME (LOSS)..................................   68,258
                                                                    --------
   REALIZED AND UNREALIZED GAIN (LOSS)
     Net Realized Gain (Loss) on:
       Investment Securities Sold**................................  117,773
       Affiliated Investment Companies Shares Sold.................      (24)
       Futures.....................................................      697
     Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.......................................   59,996
       Affiliated Investment Companies Shares......................        2
                                                                    --------
     NET REALIZED AND UNREALIZED GAIN (LOSS).......................  178,444
                                                                    --------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS. $246,702
                                                                    ========

----------
**Net of foreign capital gain taxes withheld of $0.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                          THE TAX-MANAGED U.S.
                                                                         MARKETWIDE VALUE SERIES
                                                                         ----------------------
                                                                         SIX MONTHS     YEAR
                                                                            ENDED      ENDED
                                                                          APRIL 30,   OCT. 31,
                                                                            2018        2017
                                                                         ----------- ----------
                                                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................................... $   68,258  $  126,408
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................    117,773     218,751
    Affiliated Investment Companies Shares Sold.........................        (24)         22
    Investment Securities Sold..........................................         --          --
    Futures.............................................................        697          77
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................................     59,996     896,370
    Affiliated Investment Companies Shares Sold.........................          2         (29)
                                                                         ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....    246,702   1,241,599
                                                                         ----------  ----------
Transactions in Interest:
  Contributions.........................................................     97,907     176,018
  Withdrawals...........................................................   (216,277)   (288,925)
                                                                         ----------  ----------
     Net Increase (Decrease) from Transactions in Interest..............   (118,370)   (112,907)
                                                                         ----------  ----------
     Total Increase (Decrease) in Net Assets............................    128,332   1,128,692
NET ASSETS
  Beginning of Period...................................................  6,667,096   5,538,404
                                                                         ----------  ----------
  End of Period......................................................... $6,795,428  $6,667,096
                                                                         ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             FINANCIAL HIGHLIGHTS

                                                                     THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                                                      -------------------------------------------------------------------------
                                                       SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                                          ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                                        APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                          2018          2017        2016        2015        2014        2013
--------------------------------------------------------------------------------------------------------------------------------
                                                       (UNAUDITED)
Total Return.........................................       3.67%(C)      22.61%       2.79%       2.93%      15.17%      35.92%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................ $6,795,428     $6,667,096  $5,538,404  $5,348,412  $5,143,977  $4,389,755
Ratio of Expenses to Average Net Assets..............       0.21%(D)       0.21%       0.21%       0.21%       0.21%       0.21%
Ratio of Net Investment Income to Average Net Assets.       1.99%(D)       2.02%       2.05%       1.82%       1.61%       1.82%
Portfolio Turnover Rate..............................          3%(C)          7%          9%          6%          2%          5%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the "Series"), is presented in this section of the report. The remaining ten operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy. Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2018, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $184 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2018, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets of the Series.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2018, the total related amounts paid by the Trust to the CCO were $43 (in thousands). The total related amounts paid by the Series is included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2018, the Series made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands):

                                                      PURCHASES  SALES
        -                                             --------- --------
        The Tax-Managed U.S. Marketwide Value Series. $197,163  $221,958

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                      NET REALIZED
                                                      GAIN/(LOSS)                                         DIVIDEND
                                                      ON SALES OF    CHANGE IN                           INCOME FROM
                                                       AFFILIATED   UNREALIZED                           AFFILIATED
                      BALANCE AT PURCHASES  PROCEEDS   INVESTMENT  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                       10/31/17   AT COST  FROM SALES  COMPANIES   DEPRECIATION   04/30/18    04/30/18    COMPANIES
                      ---------- --------- ---------- ------------ ------------- ---------- ------------ -----------
THE TAX-MANAGED U.S.
 MARKETWIDE VALUE
 SERIES
DFA Short Term
 Investment Fund.....  $108,958  $697,612   $646,878      $(24)         $2        $159,670     13,800        --
                       --------  --------   --------      ----          --        --------     ------        --
TOTAL................  $108,958  $697,612   $646,878      $(24)         $2        $159,670     13,800        --
                       ========  ========   ========      ====          ==        ========     ======        ==

                      CAPITAL GAIN
                      DISTRIBUTIONS
                          FROM
                       AFFILIATED
                       INVESTMENT
                        COMPANIES
                      -------------
THE TAX-MANAGED U.S.
 MARKETWIDE VALUE
 SERIES
DFA Short Term
 Investment Fund.....      --
                           --
TOTAL................      --
                           ==

E. FEDERAL INCOME TAXES:

   The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to its partners.

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                        NET
                                                                                     UNREALIZED
                                               FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                               TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                              ---------- ------------ ------------ --------------
The Tax-Managed U.S. Marketwide Value Series. $3,823,041  $3,226,161    $(94,637)    $3,131,524

   The difference between book-basis and tax-basis unrealized appreciation/depreciation is primarily attributable to the tax deferral of losses on wash sales.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   1. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series will be subject to equity price risk when entering into stock index futures. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location of derivatives on the Series' Statement of Operations of realized and change in unrealized gains and losses from the Series' derivative instrument holdings through the six months ended April 30, 2018:

 DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                                       REALIZED GAIN (LOSS) ON
                                                         DERIVATIVES
                                                       -----------------------
                                                                   EQUITY
                                                       TOTAL     CONTRACTS*
                                                       -----     ----------
         The Tax-Managed U.S. Marketwide Value Series. $697         $697

* As of April 30, 2018, there were no futures contracts outstanding. During the six months ended April 30, 2018, the Series had limited activity in futures contracts.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                          AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                       INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                       ------------- ------------ ------------ -------- ---------------
The Tax-Managed U.S. Marketwide Value
  Series..............................     2.28%        $2,064         31         $4        $6,229

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that the Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the six months ended April 30, 2018.

H. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2018, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2018, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                     PURCHASES SALES  REALIZED GAIN (LOSS)
---------                                     --------- ------ --------------------
The Tax-Managed U.S. Marketwide Value Series.  $60,355  $1,369         $411

I. SECURITIES LENDING:

   As of April 30, 2018, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                            MARKET
                                                            VALUE
                                                           --------
             The Tax-Managed U.S. Marketwide Value Series. $122,459

   The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                   AS OF APRIL 30, 2018
                                 ---------------------------------------------------------
                                 OVERNIGHT AND            BETWEEN
                                  CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                 ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE TAX-MANAGED U.S. MARKETWIDE
  VALUE SERIES
Common Stocks................... $159,669,803     --         --         --    $159,669,803

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

L. OTHER:

   The Series is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; that request is pending.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The Tax-Managed U.S. Marketwide Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2017 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment management agreements for each portfolio/series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment global advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043018-002S
 [LOGO]                                                              00211522

                      THE DFA SHORT TERM INVESTMENT FUND

                              SEMI-ANNUAL REPORT

                        SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)

                               TABLE OF CONTENTS

SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS

STATEMENT OF ASSETS AND LIABILITIES

STATEMENT OF OPERATIONS

STATEMENTS OF CHANGES IN NET ASSETS

FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTAL INFORMATION

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

-------------------------------------------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Portfolio Holdings
April 30, 2018 (Unaudited)
-------------------------------------------------------------------------------------------------------------------

The following table indicates the allocation of investments among the asset classes in the Fund as of April 30, 2018:

                                                    PERCENT OF
                 SECURITY ALLOCATION                INVESTMENTS
                 -------------------                -----------
                 Commercial Paper                       60.8%
                 Repurchase Agreements                  14.0
                 Yankee Certificates of Deposit          9.5
                 U.S. Government Agency Securities       8.9
                 U.S. Treasury Obligations               3.5
                 Corporate Bonds                         2.2
                 Yankee Bonds                            1.1
                                                       -----
                 TOTAL INVESTMENTS                     100.0%

                      See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments

April 30, 2018 (Unaudited)
----------------------------------------------------------------------------------------------------------------

SECURITY DESCRIPTION                                         Rate            Maturity Face Amount $ Fair Value $
--------------------                               ------------------------- -------- ------------- ------------
CORPORATE BONDS - 2.2%
(r)Apple, Inc.                                     2.04% (US0003M + 25 bps)  05/03/18  237,278,000  237,279,972
(r)General Electric Capital Corp.                  2.06% (US0003M + 27 bps)  08/07/18    1,000,000    1,000,041
(r)Merck & Co., Inc.                               2.23% (US0003M + 36 bps)  05/18/18   26,700,000   26,704,406
(r)Toyota Motor Credit Corp.                       1.96% (US0003M + 8 bps)   05/17/18  300,000,000  300,015,840
(r)Toyota Motor Credit Corp.                       2.07% (US0003M + 23 bps)  08/15/18   30,000,000   30,016,048
                                                                                       -----------  -----------
TOTAL CORPORATE BONDS (Cost $594,996,742)                                              594,978,000  595,016,307
                                                                                       -----------  -----------
YANKEE BONDS - 1.1%
(r)Australia & New Zealand Banking Group           2.40% (US0003M + 56 bps)  05/15/18    8,300,000    8,301,604
(r)Bank of Montreal                                2.17% (US0001M + 28 bps)  05/08/18  100,000,000  100,009,301
(r)++European Investment Bank                      1.91% (US0001M + 2 bps)   07/06/18   23,580,000   23,578,652
(y)International Bank For Reconstruction           1.73%                     05/07/18  100,000,000   99,971,700
(r)++National Australia Bank, Ltd.                 3.00% (US0003M + 64 bps)  07/23/18    1,600,000    1,602,070
(r)National Australia Bank, Ltd.                   3.00% (US0003M + 64 bps)  07/23/18   18,000,000   18,023,292
(r)Royal Bank of Canada                            2.78% (US0003M + 45 bps)  01/10/19    5,000,000    5,012,870
(r)Statoil ASA                                     2.25% (US0003M + 46 bps)  11/08/18   29,816,000   29,876,492
(r)Toronto Dominion Bank                           2.90% (US0003M + 54 bps)  07/23/18   11,000,000   11,012,388
(r)Toronto Dominion Bank                           3.20% (US0003M + 84 bps)  01/22/19    7,985,000    8,026,191
(r)Westpac Banking Corp.                           2.37% (US0003M + 43 bps)  05/25/18    1,500,000    1,500,419
(r)Westpac Banking Corp.                           3.09% (US0003M + 74 bps)  07/30/18    4,405,000    4,412,248
                                                                                       -----------  -----------
TOTAL YANKEE BONDS (Cost $311,311,648)                                                 311,186,000  311,327,227
                                                                                       -----------  -----------
COMMERCIAL PAPER - 60.8%
(y)++3M Co.                                        1.75%                     05/01/18  100,000,000   99,995,269
(y)++3M Co.                                        1.80%                     05/23/18  150,000,000  149,825,871
(r)++ANZ New Zealand International, Ltd.           2.06% (US0001M + 16 bps)  05/24/18  100,000,000  100,015,800
(r)++ANZ New Zealand International, Ltd.           2.08% (US0001M + 18 bps)  07/10/18   50,000,000   50,000,300
(y)++Apple, Inc.                                   1.83%                     05/09/18   90,000,000   89,960,738
(y)++Apple, Inc.                                   1.84%                     05/24/18  200,000,000  199,761,334
(y)++Apple, Inc.                                   1.89%                     06/21/18   36,900,000   36,800,382
(y)++Archer-Daniels-Midland                        1.81%                     05/01/18   13,000,000   12,999,378
(y)++Archer-Daniels-Midland                        1.81%                     05/08/18  200,000,000  199,921,512
(y)++Archer-Daniels-Midland                        1.85%                     05/17/18   93,000,000   92,920,203
(y)++Archer-Daniels-Midland                        1.88%                     05/23/18   42,382,000   42,332,259
(y)++Archer-Daniels-Midland                        1.87%                     06/01/18   98,200,000   98,037,206
(r)++Australia & New Zealand Banking Group         2.01% (US0001M + 12 bps)  06/07/18  100,000,000  100,015,700
(r)++Australia & New Zealand Banking Group         2.06% (US0001M + 16 bps)  08/07/18   60,000,000   59,991,660
(r)++Australia & New Zealand Banking Group         2.10% (US0001M + 20 bps)  11/29/18  100,000,000   99,897,900
(y)++Bank Nederlandse Gemeenten                    1.74%                     05/07/18   50,000,000   49,982,889
(y)++Bank Nederlandse Gemeenten                    1.92%                     05/23/18  350,000,000  349,576,702
(y)++Bank Nederlandse Gemeenten                    2.06%                     05/31/18  250,000,000  249,581,499
(y)++Bank Nederlandse Gemeenten                    2.11%                     07/02/18  150,000,000  149,449,275
(y)++Bank of Nova Scotia                           2.21%                     06/15/18  150,000,000  149,632,959
(y)Banque Et Caisse d'Epargne de l'Etat            1.74%                     05/02/18   18,000,000   17,998,281
(y)Banque Et Caisse d'Epargne de l'Etat            1.91%                     06/14/18   50,000,000   49,878,438
(y)++Caisse des Depots et Consignations            1.73%                     05/03/18  200,000,000  199,972,266
(y)++Caisse des Depots et Consignations            1.82%                     05/17/18  150,000,000  149,873,775
(y)++Caisse des Depots et Consignations            2.04%                     06/04/18  100,000,000   99,812,167
(y)++Coca-Cola Co.                                 1.77%                     05/04/18   50,000,000   49,990,328
(y)++Coca-Cola Co.                                 1.75%                     05/21/18   15,729,000   15,712,209
(r)++Commonwealth Bank of Australia                2.07% (US0001M + 18 bps)  05/02/18   29,000,000   29,000,551
(r)++Commonwealth Bank of Australia                2.06% (US0001M + 17 bps)  06/01/18   45,000,000   45,008,955
(r)++Commonwealth Bank of Australia                2.07% (US0001M + 19 bps)  10/05/18  120,000,000  119,936,400
(r)++Commonwealth Bank of Australia                2.13% (US0001M + 23 bps)  12/13/18  150,000,000  149,904,600
(y)++DBS Bank, Ltd.                                1.91%                     05/15/18  175,000,000  174,863,645
(y)++DBS Bank, Ltd.                                1.85%                     05/16/18  200,000,000  199,833,334
(y)++DBS Bank, Ltd.                                2.04%                     05/29/18   60,000,000   59,904,300
(y)++DBS Bank, Ltd.                                1.88%                     06/04/18  137,000,000  136,733,878
(y)++DBS Bank, Ltd.                                2.16%                     06/08/18   75,000,000   74,837,094
(y)++DBS Bank, Ltd.                                2.12%                     06/11/18  100,000,000   99,765,500
(y)++DBS Bank, Ltd.                                2.27%                     06/27/18   75,000,000   74,748,667
(y)++ELI Lilly & Co.                               1.80%                     05/02/18  200,000,000  199,981,012
(y)++Emerson Electric Co.                          1.85%                     05/02/18   45,000,000   44,995,677
(y)++Emerson Electric Co.                          1.74%                     05/09/18   12,500,000   12,494,463
(y)++Emerson Electric Co.                          1.83%                     05/23/18   19,530,000   19,507,079
(y)++Erste Abwicklungsanstalt                      1.75%                     05/04/18  100,000,000   99,980,767
(y)++Erste Abwicklungsanstalt                      1.83%                     05/16/18   25,500,000   25,479,487
(y)++Erste Abwicklungsanstalt                      1.93%                     06/14/18   25,000,000   24,937,031

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

April 30, 2018 (Unaudited)
--------------------------------------------------------------------------------------------------------------------


SECURITY DESCRIPTION                                             Rate            Maturity Face Amount $ Fair Value $
--------------------                                   ------------------------- -------- ------------- ------------
COMMERCIAL PAPER - 60.8% (CONTINUED)
(y)++Erste Abwicklungsanstalt                          2.24%                     06/21/18   20,000,000   19,940,778
(y)++Erste Abwicklungsanstalt                          2.26%                     06/22/18   15,000,000   14,954,619
(y)Export Development Canada                           2.01%                     06/04/18  100,000,000   99,819,847
(y)Export Development Canada                           2.06%                     06/06/18  100,000,000   99,808,936
(y)Export Development Canada                           2.05%                     06/07/18   37,515,000   37,441,306
(y)Exxon Mobil Corp.                                   1.76%                     05/09/18   77,000,000   76,966,062
(y)Exxon Mobil Corp.                                   1.76%                     05/11/18   41,600,000   41,577,565
(y)General Electric Capital Corp.                      1.94%                     05/22/18  100,000,000   99,889,633
(y)++Honeywell International Inc.                      1.83%                     05/08/18   50,000,000   49,980,378
(y)++Honeywell International Inc.                      1.87%                     05/15/18   32,000,000   31,975,867
(y)++Hydro-Quebec                                      1.80%                     05/11/18  100,000,000   99,946,069
(y)++Hydro-Quebec                                      1.88%                     06/08/18  150,000,000  149,697,101
(y)++JPMorgan Chase & Co.                              2.21%                     07/10/18  100,000,000   99,595,892
(y)++Koch Resources LLC                                1.83%                     05/07/18  100,000,000   99,965,972
(y)++Koch Resources LLC                                1.88%                     05/17/18   25,000,000   24,978,644
(y)++Kreditanstalt Fur Wiederaufbau                    1.98%                     06/01/18   24,500,000   24,460,212
(y)++Kreditanstalt Fur Wiederaufbau                    2.05%                     06/04/18  110,500,000  110,302,435
(y)++Kreditanstalt Fur Wiederaufbau                    1.96%                     06/13/18   33,200,000   33,124,038
(y)++Kreditanstalt Fur Wiederaufbau                    2.15%                     06/15/18  200,000,000  199,519,556
(y)++Kreditanstalt Fur Wiederaufbau                    2.11%                     07/09/18   30,000,000   29,882,575
(y)++Kreditanstalt Fur Wiederaufbau                    2.13%                     07/10/18   79,200,000   78,884,320
(y)++Kreditanstalt Fur Wiederaufbau                    2.14%                     07/11/18   92,300,000   91,925,447
(y)++Kreditanstalt Fur Wiederaufbau                    2.14%                     07/12/18  100,000,000   99,586,942
(y)++Kreditanstalt Fur Wiederaufbau                    2.15%                     07/13/18  122,320,000  121,805,814
(y)++Landesbank Hessen-Thueringen of New York          1.84%                     05/21/18  200,000,000  199,785,450
(y)++Landesbank Hessen-Thueringen of New York          1.95%                     06/07/18   49,500,000   49,400,411
(y)++Landesbank Hessen-Thueringen of New York          2.15%                     06/11/18  200,000,000  199,553,400
(y)++Landesbank Hessen-Thueringen of New York          2.31%                     06/19/18   50,000,000   49,865,972
(y)++Landesbank Hessen-Thueringen of New York          2.25%                     07/17/18  100,000,000   99,543,700
(y)++Landesbank Hessen-Thueringen of New York          2.10%                     07/19/18   65,000,000   64,693,344
(y)++Landesbank Hessen-Thueringen of New York          2.20%                     08/02/18  150,000,000  149,133,242
(y)++L'Oreal USA, Inc.                                 1.82%                     05/02/18   18,000,000   17,998,291
(y)++L'Oreal USA, Inc.                                 1.82%                     05/11/18   30,000,000   29,983,821
(y)++L'Oreal USA, Inc.                                 1.85%                     05/15/18   20,000,000   19,985,083
(y)++L'Oreal USA, Inc.                                 1.84%                     05/16/18   50,000,000   49,960,156
(y)++L'Oreal USA, Inc.                                 1.83%                     05/17/18   30,000,000   29,974,543
(r)++National Australia Bank, Ltd.                     2.04% (US0001M + 14 bps)  06/11/18   50,000,000   50,008,900
(r)++National Australia Bank, Ltd.                     2.08% (US0001M + 18 bps)  09/13/18  150,000,000  149,962,050
(r)++National Australia Bank, Ltd.                     2.08% (US0001M + 18 bps)  10/12/18   40,000,000   39,985,320
(y)National Rural Utilities Cooperative Finance Corp.  1.74%                     05/01/18   45,000,000   44,997,835
(y)National Rural Utilities Cooperative Finance Corp.  1.74%                     05/02/18   22,650,000   22,647,812
(y)National Rural Utilities Cooperative Finance Corp.  1.73%                     05/03/18   18,100,000   18,097,368
(y)National Rural Utilities Cooperative Finance Corp.  1.77%                     05/09/18   20,500,000   20,490,867
(y)National Rural Utilities Cooperative Finance Corp.  1.75%                     05/10/18   35,000,000   34,982,607
(y)++Nederlandse Waterschaps                           1.91%                     05/08/18  200,000,000  199,917,512
(y)++Nederlandse Waterschaps                           1.90%                     05/09/18   98,000,000   97,954,381
(y)++Nederlandse Waterschaps                           1.90%                     05/16/18  150,000,000  149,873,000
(y)++Nederlandse Waterschaps                           1.92%                     05/24/18  157,000,000  156,799,145
(y)++Novartis Finance Corp.                            1.87%                     05/23/18   44,596,000   44,544,230
(y)++NRW.Bank                                          1.76%                     05/02/18  130,700,000  130,688,179
(y)++NRW.Bank                                          1.73%                     05/04/18  200,000,000  199,963,466
(y)++NRW.Bank                                          2.11%                     06/15/18  150,000,000  149,618,009
(y)++NRW.Bank                                          2.20%                     08/01/18  200,000,000  198,877,800
(y)Oesterreich Kontrollbank                            1.75%                     05/04/18   88,000,000   87,983,075
(y)Oesterreich Kontrollbank                            1.93%                     05/09/18  157,000,000  156,930,802
(y)Oesterreich Kontrollbank                            2.06%                     06/22/18  150,000,000  149,561,646
(y)++Oversea-Chinese Banking Corp., Ltd.               1.84%                     05/14/18  100,000,000   99,927,278
(y)++Oversea-Chinese Banking Corp., Ltd.               2.26%                     06/20/18  175,000,000  174,490,531
(y)PACCAR Financial Corp.                              1.83%                     05/08/18   20,000,000   19,992,107
(y)PACCAR Financial Corp.                              1.75%                     05/10/18   27,500,000   27,486,334
(y)PACCAR Financial Corp.                              1.85%                     05/17/18   12,300,000   12,289,377
(y)PACCAR Financial Corp.                              1.84%                     05/21/18   20,000,000   19,978,440
(y)++PepsiCo, Inc.                                     1.83%                     05/02/18  179,500,000  179,482,757
(y)++PepsiCo, Inc.                                     1.80%                     05/08/18   47,600,000   47,581,320
(y)++PepsiCo, Inc.                                     1.73%                     05/10/18  130,000,000  129,935,758
(y)Province of Ontario                                 1.85%                     05/24/18  100,000,000   99,878,667
(y)++Province of Quebec                                1.83%                     05/18/18  100,000,000   99,910,000
(y)++Province of Quebec                                1.84%                     05/22/18  150,000,000  149,833,809

                      See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

April 30, 2018 (Unaudited)
-------------------------------------------------------------------------------------------------------------------

SECURITY DESCRIPTION                                         Rate            Maturity Face Amount $   Fair Value $
--------------------                               ------------------------- -------- -------------- --------------
COMMERCIAL PAPER - 60.8% (CONTINUED)
(y)++PSP Capital, Inc.                             1.86%                     05/03/18    100,000,000     99,985,625
(y)++PSP Capital, Inc.                             1.82%                     05/11/18     50,000,000     49,972,882
(y)++PSP Capital, Inc.                             1.82%                     05/16/18    175,000,000    174,859,612
(y)++PSP Capital, Inc.                             1.81%                     05/22/18    150,000,000    149,831,975
(y)++PSP Capital, Inc.                             2.04%                     06/08/18    100,000,000     99,792,542
(y)++PSP Capital, Inc.                             2.06%                     06/12/18    100,000,000     99,768,875
(y)++PSP Capital, Inc.                             2.11%                     07/16/18     35,000,000     34,840,321
(y)++Roche Holdings, Inc.                          1.83%                     05/04/18     47,500,000     47,490,917
(y)++Roche Holdings, Inc.                          1.79%                     05/16/18     13,750,000     13,739,043
(y)++Roche Holdings, Inc.                          1.85%                     06/05/18     60,000,000     59,888,640
(y)++Sanofi-Aventis                                1.84%                     05/07/18    125,000,000    124,957,709
(y)++Sanofi-Aventis                                1.94%                     06/11/18     99,050,000     98,829,052
(y)++Siemens Capital Co. LLC                       1.78%                     05/02/18    220,000,000    219,979,113
(y)++Siemens Capital Co. LLC                       1.82%                     05/21/18     61,500,000     61,435,066
(y)++Siemens Capital Co. LLC                       1.82%                     05/24/18    100,000,000     99,878,667
(y)++Simon Property GRP, LP                        1.93%                     06/04/18     56,125,000     56,020,506
(y)++Skandinaviska Enskilda Banken AB              1.76%                     05/09/18    100,000,000     99,960,400
(y)++Skandinaviska Enskilda Banken AB              2.20%                     06/19/18    100,000,000     99,745,833
(y)++Skandinaviska Enskilda Banken AB              2.21%                     07/26/18    200,000,000    198,947,300
(y)++Statoil ASA                                   1.71%                     05/14/18    100,000,000     99,930,622
(y)++Statoil ASA                                   2.11%                     07/13/18    100,000,000     99,594,850
(y)++Statoil ASA                                   2.11%                     07/24/18    150,000,000    149,287,416
(y)++Sumitomo Mitsui Bank NY                       1.72%                     05/03/18    125,000,000    124,981,646
(y)++Sumitomo Mitsui Bank NY                       1.72%                     05/04/18     50,000,000     49,990,184
(y)++Sumitomo Mitsui Bank NY                       1.87%                     05/24/18    175,000,000    174,783,700
(y)++Sumitomo Mitsui Bank NY                       2.11%                     06/01/18    200,000,000    199,664,178
(y)Swedbank                                        1.70%                     05/01/18    300,000,000    299,985,890
(y)Swedbank                                        1.70%                     05/03/18    300,000,000    299,957,624
(y)Swedbank                                        1.70%                     05/04/18    200,000,000    199,962,312
(y)Target Corp.                                    1.73%                     05/03/18     74,750,000     74,739,130
(r)++Toronto Dominion Bank NY                      2.10% (US0001M + 20 bps)  11/14/18    150,000,000    149,916,600
(r)++Toronto Dominion Bank NY                      2.14% (US0001M + 23 bps)  12/03/18    200,000,000    199,916,400
(r)++Toronto Dominion Bank NY                      2.19% (US0001M + 30 bps)  12/03/18     50,000,000     49,999,700
(r)++Toronto Dominion Bank NY                      2.30% (US0001M + 40 bps)  03/15/19    100,000,000    100,019,800
(r)++Toronto Dominion Bank NY                      2.54% (US0003M + 27 bps)  03/26/19     45,000,000     45,063,842
(y)++Total Capital Canada, Ltd.                    2.06%                     06/07/18     77,000,000     76,838,988
(y)++Total Capital Canada, Ltd.                    2.13%                     07/10/18    100,000,000     99,594,511
(y)++Total Capital Canada, Ltd.                    2.13%                     07/18/18     80,000,000     79,635,898
(y)++Total Capital Canada, Ltd.                    2.16%                     07/24/18    250,000,000    248,767,499
(y)Toyota Motor Credit Corp.                       2.15%                     06/12/18    200,000,000    199,544,678
(y)Toyota Motor Credit Corp.                       2.09%                     06/13/18    100,000,000     99,766,433
(y)Toyota Motor Credit Corp.                       2.32%                     08/02/18    150,000,000    149,093,684
(y)++United Overseas Bank                          1.85%                     05/16/18     98,200,000     98,120,349
(y)++United Overseas Bank                          1.92%                     06/08/18     34,000,000     33,925,928
(y)++United Overseas Bank                          2.31%                     07/06/18    100,000,000     99,595,953
(y)++Wal-Mart Stores, Inc.                         1.77%                     05/07/18    231,641,000    231,562,628
(y)++Wal-Mart Stores, Inc.                         1.88%                     05/21/18     50,000,000     49,946,042
(r)++Westpac Banking Corp.                         2.04% (US0001M + 15 bps)  07/02/18     80,000,000     80,011,360
(r)++Westpac Banking Corp.                         2.43% (US0003M + 11 bps)  10/05/18    100,000,000    100,096,200
(r)++Westpac Banking Corp.                         2.07% (US0001M + 19 bps)  10/05/18     25,000,000     24,985,325
(r)++Westpac Banking Corp.                         2.10% (US0001M + 20 bps)  11/29/18     50,000,000     49,961,300
(r)++Westpac Securities NZ, Ltd.                   2.11% (US0001M + 21 bps)  05/11/18     66,500,000     66,506,850
                                                                                      -------------- --------------
TOTAL COMMERCIAL PAPER (Cost $16,512,240,417)                                         16,536,838,000 16,512,098,141
                                                                                      -------------- --------------
YANKEE CERTIFICATES OF DEPOSIT - 9.5%
(r)Rabobank Nederland NY                           2.04% (US0001M + 14 bps)  06/20/18     50,000,000     50,008,150
(r)Rabobank Nederland NY                           2.05% (US0001M + 16 bps)  07/12/18    100,000,000    100,009,600
(r)Rabobank Nederland NY                           2.10% (US0001M + 22 bps)  09/04/18    100,000,000     99,970,600
(r)Rabobank Nederland NY                           2.06% (US0001M + 18 bps)  10/05/18    100,000,000     99,943,800
(r)Rabobank Nederland NY                           2.07% (US0001M + 18 bps)  11/02/18     75,000,000     74,951,025
(r)Rabobank Nederland NY                           2.09% (US0001M + 20 bps)  12/18/18     75,000,000     74,919,000
(r)Rabobank Nederland NY                           2.27% (US0003M + 20 bps)  03/12/19    100,000,000    100,050,583
(r)Royal Bank of Canada NY                         2.08% (US0001M + 18 bps)  05/25/18     50,000,000     50,008,800
(r)Royal Bank of Canada NY                         2.20% (US0003M + 13 bps)  06/12/18     30,000,000     30,010,680
(r)Royal Bank of Canada NY                         2.50% (US0003M + 13 bps)  07/27/18    100,000,000     99,989,300
(r)Royal Bank of Canada NY                         2.90% (US0003M + 54 bps)  07/30/18     44,279,000     44,325,050
(r)Royal Bank of Canada NY                         2.34% (US0001M + 44 bps)  09/17/18    200,000,000    200,090,799
(r)Royal Bank of Canada NY                         2.44% (US0003M + 13 bps)  10/04/18     25,000,000     25,024,125

                      See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

April 30, 2018 (Unaudited)
-----------------------------------------------------------------------------------------------------------------

SECURITY DESCRIPTION                                          Rate            Maturity Face Amount $ Fair Value $
--------------------                                ------------------------- -------- ------------- -------------
YANKEE CERTIFICATES OF DEPOSIT - 9.5% (CONTINUED)
(r)Royal Bank of Canada NY                          2.14% (US0001M + 25 bps)  11/06/18   100,000,000    99,940,100
(r)Royal Bank of Canada NY                          2.20% (US0001M + 30 bps)  11/29/18    60,000,000    59,926,800
(r)Royal Bank of Canada NY                          2.13% (US0001M + 23 bps)  12/07/18    75,000,000    74,933,625
(r)Royal Bank of Canada NY                          2.14% (US0001M + 24 bps)  12/19/18   150,000,000   149,865,300
(r)Royal Bank of Canada NY                          2.56% (US0003M + 23 bps)  04/09/19    60,000,000    60,016,501
(r)Svenska Handelsbanken NY                         2.04% (US0001M + 15 bps)  05/02/18    50,000,000    50,000,850
(r)Svenska Handelsbanken NY                         2.05% (US0001M + 16 bps)  07/02/18    46,000,000    46,007,268
(r)Svenska Handelsbanken NY                         2.04% (US0001M + 14 bps)  07/30/18   150,000,000   149,982,150
(r)Svenska Handelsbanken NY                         2.08% (US0001M + 18 bps)  08/08/18   150,000,000   149,985,900
(r)Svenska Handelsbanken NY                         2.05% (US0001M + 16 bps)  09/06/18   100,000,000    99,955,500
(r)Svenska Handelsbanken NY                         2.06% (US0001M + 16 bps)  09/12/18   150,000,000   149,928,750
(r)Svenska Handelsbanken NY                         2.20% (US0001M + 30 bps)  12/10/18    75,000,000    74,990,175
(r)Toronto Dominion Bank NY                         2.16% (US0001M + 26 bps)  05/07/18   100,000,000   100,007,800
(r)Toronto Dominion Bank NY                         2.07% (US0001M + 17 bps)  05/23/18    80,000,000    80,012,880
(r)Toronto Dominion Bank NY                         2.07% (US0001M + 18 bps)  07/12/18    55,000,000    55,007,535
(r)Toronto Dominion Bank NY                         2.43% (US0003M + 11 bps)  11/06/18    25,000,000    25,029,850
(r)Toronto Dominion Bank NY                         2.24% (US0003M + 20 bps)  03/06/19   100,000,000   100,180,200
                                                                                       ------------- -------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
  (Cost $2,575,324,142)                                                                2,575,279,000 2,575,072,696
                                                                                       ------------- -------------
U.S. GOVERNMENT AGENCY SECURITIES - 8.9%
(y)Federal Home Loan Bank                           1.62%                     05/16/18   150,000,000   149,893,800
(y)Federal Home Loan Bank                           1.64%                     05/18/18   100,000,000    99,919,700
(y)Federal Home Loan Bank                           1.70%                     05/21/18   150,000,000   149,858,400
(y)Federal Home Loan Bank                           1.66%                     05/23/18   100,000,000    99,896,100
(y)Federal Home Loan Bank                           1.68%                     05/25/18   100,000,000    99,886,700
(y)Federal Home Loan Bank                           1.68%                     05/30/18   123,000,000   122,831,613
(y)Federal Home Loan Bank                           1.66%                     06/01/18   100,000,000    99,851,000
(y)Federal Home Loan Bank                           1.68%                     06/06/18   100,000,000    99,827,000
(y)Federal Home Loan Bank                           1.69%                     06/08/18   100,000,000    99,817,400
(y)Federal Home Loan Bank                           1.72%                     06/13/18   100,000,000    99,793,400
(y)Federal Home Loan Bank                           1.75%                     06/22/18    50,000,000    49,875,050
(y)Federal Home Loan Bank                           1.72%                     06/25/18   100,000,000    99,735,700
(y)Federal Home Loan Bank                           1.72%                     06/26/18   100,000,000    99,730,900
(y)Federal Home Loan Bank                           1.76%                     06/27/18   100,000,000    99,726,100
(y)Federal Home Loan Bank                           1.76%                     07/05/18   150,000,000   149,501,700
(y)Federal Home Loan Bank                           1.73%                     07/06/18    75,000,000    74,747,025
(y)Federal Home Loan Bank                           1.73%                     07/11/18   100,000,000    99,637,100
(y)Federal Home Loan Bank                           1.75%                     07/13/18   100,000,000    99,626,900
(y)Federal Home Loan Bank                           1.84%                     07/20/18   175,000,000   174,284,425
(y)Federal Home Loan Bank                           1.81%                     07/24/18   100,000,000    99,570,700
(y)Federal Home Loan Bank                           1.82%                     07/25/18   100,000,000    99,565,600
(y)Federal Home Loan Bank                           1.82%                     07/26/18   150,000,000   149,340,600
                                                                                       ------------- -------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
  (Cost $2,417,071,961)                                                                2,423,000,000 2,416,916,913
                                                                                       ------------- -------------
REPURCHASE AGREEMENTS - 14.0%
Bank of America Corp. (Purchased on 04/30/2018,
  Proceeds at maturity $150,007,125,
  collateralized by U.S. Treasury Security,
  2.38%, 04/15/21, market value $153,000,088)       1.71%                     05/01/18   150,000,000   150,000,000
Barclays Capital, Inc. (Purchased on 04/30/2018,
  Proceeds at maturity $800,038,000,
  collateralized by U.S. Treasury Securities,
  0.00% - 7.63%, 06/30/18 - 02/15/28, market
  value $816,000,000)                               1.71%                     05/01/18   800,000,000   800,000,000
Goldman Sachs & Co. (Purchased on 04/30/2018,
  Proceeds at maturity $200,009,500,
  collateralized by U.S. Government Agency Backed
  Securities, 2.50% - 6.50%, 08/15/23 - 02/15/53,
  market value $204,000,000)                        1.71%                     05/01/18   200,000,000   200,000,000
HSBC Securities (USA), Inc. (Purchased on
  04/30/2018, Proceeds at maturity $650,030,875,
  collateralized by U.S. Treasury Securities,
  0.00% - 2.88%, 05/15/18 - 01/01/50, market
  value $661,375,715)                               1.71%                     05/01/18   650,000,000   650,000,000
JPMorgan Securities (Purchased on 04/30/2018,
  Proceeds at maturity $400,019,111,
  collateralized by U.S. Government Agency Backed
  Securities and U.S. Treasury Securities, 0.00%
  - 3.75%, 05/21/18 - 01/15/28, market value
  $408,001,016)                                     1.72%                     05/01/18   400,000,000   400,000,000
Mizuho Securities USA, Inc. (Purchased on
  04/30/2018, Proceeds at maturity $300,014,417,
  collateralized by U.S. Treasury Securities,
  0.00% - 2.00%, 03/28/19 - 02/15/22, market
  value $306,000,067)                               1.73%                     05/01/18   300,000,000   300,000,000

                      See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (concluded)

April 30, 2018 (Unaudited)
-------------------------------------------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                      Rate           Maturity Face Amount $  Fair Value $
--------------------                                              ---------------------- -------- ------------- ---------------
REPURCHASE AGREEMENTS - 14.0% (CONTINUED)
Royal Bank of Canada (Purchased on 04/30/2018, Proceeds at
  maturity $800,038,000, collateralized by U.S. Treasury
  Securities, 0.00% -3.63%, 05/10/18 - 07/15/27, market value
  $816,000,062)                                                   1.71%                  05/01/18   800,000,000     800,000,000
Toronto Dominion Bank NY (Purchased on 04/30/2018, Proceeds at
  maturity $500,024,028, collateralized by U.S. Treasury
  Securities and U.S. Government Agency Backed Securities, 1.50%
  - 2.88%, 10/31/19 - 09/24/26, market value $510,000,005)        1.73%                  05/01/18   500,000,000     500,000,000
                                                                                                  ------------- ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $3,800,000,000)                                                 3,800,000,000   3,800,000,000
                                                                                                  ------------- ---------------
U.S. TREASURY OBLIGATIONS - 3.5%
(y)U.S. Treasury Bill                                             1.54%                  05/10/18   100,000,000      99,961,625
(y)U.S. Treasury Bill                                             1.66%                  05/17/18   100,000,000      99,929,222
(y)U.S. Treasury Bill                                             1.74%                  06/14/18   200,000,000     199,597,278
(y)U.S. Treasury Bill                                             1.69%                  06/21/18   200,000,000     199,522,584
(y)U.S. Treasury Bill                                             1.73%                  07/12/18   200,000,000     199,304,000
(y)U.S. Treasury Bill                                             1.70%                  07/26/18   150,000,000     149,363,063
                                                                                                  ------------- ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $947,691,224)                                                 950,000,000     947,677,772
                                                                                                  ------------- ---------------
TOTAL INVESTMENTS (Cost $27,158,636,134) - 100.0%                                                               $27,158,109,056
                                                                                                                ===============

AB--Aktiebolag (Swedish Stock Company)
ASA--Allmennaksjeselskap (Norwegian Stock Company)
LLC--Limited Liability Co.
LP--Limited Partnership
NY--New York Shares
NZ--New Zealand
US0001M--1 Month US Dollar LIBOR
US0003M--3 Month US Dollar LIBOR

++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at April 30, 2018 was $13,975,532,107 which represented 51.5% of the total investments of the Fund.
(r)The adjustable/variable rate shown is effective as of April 30, 2018.
(y)The rate shown is the effective yield.

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2018 (Unaudited)

ASSETS:
Investments, at value                                                  $23,358,109,056
Repurchase agreements, at value                                          3,800,000,000
                                                                       ---------------
       Total Investments                                                27,158,109,056
                                                                       ---------------
Cash                                                                     1,257,925,481
Interest receivable                                                          9,928,284
Prepaid expenses                                                                25,154
                                                                       ---------------
       Total Assets                                                     28,425,987,975
                                                                       ---------------
LIABILITIES:
Distributions payable                                                       43,267,492
Accrued expenses and other payables:
   Investment Management Fees                                                1,189,706
   Director/Trustee Fees                                                       508,113
   Transfer Agent Fees                                                           9,127
   Professional Fees                                                            73,306
   CCO Fees                                                                      2,075
   Other Expenses                                                              119,396
                                                                       ---------------
       Total Liabilities                                                    45,169,215
                                                                       ---------------
Net Assets                                                             $28,380,818,760
                                                                       ===============
NET ASSETS CONSIST OF:
Capital                                                                $28,381,512,399
Accumulated Net Investment Loss                                               (165,000)
Accumulated Net Realized Losses from Investment Transactions                    (1,561)
Net Unrealized Depreciation on Investments                                    (527,078)
                                                                       ---------------
NET ASSETS                                                             $28,380,818,760
                                                                       ===============
Shares of Beneficial Interest (Unlimited Number of Shares Authorized,
  No Par value)                                                          2,452,893,658
                                                                       ===============
Net Asset Value (Offering and Redemption Price Per Share)              $       11.5703
                                                                       ===============
Investments at cost                                                    $27,158,636,134

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2018 (Unaudited)

INVESTMENT INCOME:
Interest                                              $217,142,847
                                                      ------------
   Total Investment Income                             217,142,847
                                                      ------------
EXPENSES:
Investment Management Fees                               6,998,598
Administration Fees                                        842,121
Transfer Agent Fees                                         53,499
Professional Fees                                           82,243
Director/Trustee Fees                                       71,974
CCO Fees                                                    11,359
Other Expenses                                             272,200
                                                      ------------
   Total Expenses Before Fee Reductions                  8,331,994
                                                      ------------
Fees Paid Indirectly                                      (813,580)
                                                      ------------
   Net Expenses                                          7,518,414
                                                      ------------
Net Investment Income                                  209,624,433
                                                      ------------
UNREALIZED LOSSES FROM INVESTMENTS
Net Change in Unrealized Depreciation on Investments    (2,826,753)
                                                      ------------
Net Unrealized Losses from Investments                  (2,826,753)
                                                      ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS        $206,797,680
                                                      ============

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                               FOR THE SIX
                                                                  MONTHS          FOR THE YEAR
                                                                  ENDED              ENDED
                                                              APRIL 30, 2018    OCTOBER 31, 2017
                                                             ----------------  -----------------
                                                               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net Investment Income                                     $    209,624,433  $     248,554,675
   Net Realized Gains from Investment Transactions                         --            109,822
   Net Change in Unrealized Depreciation on Investments            (2,826,753)        (2,591,932)
                                                             ----------------  -----------------
   Change in net assets resulting from operations                 206,797,680        246,072,565
                                                             ----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                         (209,624,433)      (248,683,812)
   Net Realized Gains                                                (110,814)           (19,983)
                                                             ----------------  -----------------
   Change in Net Assets from Distributions to Shareholders       (209,735,247)      (248,703,795)
                                                             ----------------  -----------------
CAPITAL TRANSACTIONS:
   Proceeds from Shares Issued                                 64,600,317,193    116,171,372,725
   Dividends Reinvested                                                69,643             35,755
   Cost of Shares Redeemed                                    (61,493,082,010)  (113,325,139,268)
                                                             ----------------  -----------------
   Change in Net Assets from Capital Transactions               3,107,304,826      2,846,269,212
                                                             ----------------  -----------------
Change in Net Assets                                            3,104,367,259      2,843,637,982
NET ASSETS:
Beginning of Period                                            25,276,451,501     22,432,813,519
                                                             ----------------  -----------------
End of Period                                                $ 28,380,818,760  $  25,276,451,501
                                                             ================  =================
Accumulated Net Investment Loss                              $       (165,000) $        (165,000)
                                                             ================  =================
SHARES TRANSACTIONS:
   Shares Issued                                                5,583,299,241     10,038,493,888
   Reinvested                                                           6,019              3,090
   Shares Redeemed                                             (5,314,787,647)    (9,792,598,203)
                                                             ----------------  -----------------
Change in Shares                                                  268,517,613        245,898,775
                                                             ================  =================

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------------------------------------

                          FOR THE             FOR THE         FOR THE         FOR THE            FOR THE            FOR THE
                         SIX MONTHS         YEAR ENDED      YEAR ENDED      YEAR ENDED         YEAR ENDED         YEAR ENDED
                           ENDED            OCTOBER 31,     OCTOBER 31,     OCTOBER 31,        OCTOBER 31,        OCTOBER 31,
                       APRIL 30, 2018          2017          2016/(a)/         2015               2014               2013
                     --------------      -----------        -----------  -----------        -----------        -----------
                        (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF
  PERIOD              $   11.5715        $   11.5723        $   11.5700  $     11.57        $     11.57        $     11.57
                      -----------        -----------        -----------  -----------        -----------        -----------
INVESTMENT ACTIVITIES:
   Net Investment
     Income                0.0856             0.1090             0.0472         0.01               0.01               0.01
   Net Realized and
     Unrealized
     Gain/ (Losses)
     on Investments       (0.0012)           (0.0007)            0.0024            -- /(b)/           -- /(b)/           -- /(b)/
                      -----------        -----------        -----------  -----------        -----------        -----------
Total from
  Investment
  Activities               0.0844             0.1083             0.0496         0.01               0.01               0.01
                      -----------        -----------        -----------  -----------        -----------        -----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
   Net Investment
     Income               (0.0856)           (0.1091)           (0.0472)       (0.01)             (0.01)             (0.01)
   Net Realized
     Gains                      -- /(b)/           -- /(b)/     (0.0001)           -- /(b)/           -- /(b)/           -- /(b)/
                      -----------        -----------        -----------  -----------        -----------        -----------
Total Distributions       (0.0856)           (0.1091)           (0.0473)       (0.01)             (0.01)             (0.01)
                      -----------        -----------        -----------  -----------        -----------        -----------
NET ASSET VALUE,
  END OF PERIOD       $   11.5703        $   11.5715        $   11.5723  $     11.57        $     11.57        $     11.57
                      ===========        ===========        ===========  ===========        ===========        ===========
Total Return                  0.73%/(c)/        0.94%              0.43%        0.11%              0.08%              0.13%
SUPPLEMENTAL DATA:
Net Assets, End of
  Period (000's)      $28,380,819        $25,276,452        $22,432,814  $23,230,655        $24,343,666        $19,492,456
RATIOS TO AVERAGE
  NET ASSETS:
Net Investment
  Income/(d) /               1.50%              0.95%              0.41%        0.11%              0.08%              0.12%
Gross Expenses/(d) /         0.06%              0.06%              0.06%        0.06%              0.06%              0.06%
Net Expenses/(d)(e)
  /                          0.05%              0.05%              0.05%        0.06%              0.06%              0.06%

(a)As a result of the SEC's rules on money market reform, the financial highlight values are now presented to 4 digits beginning in 2016.
(b)Amount less than $0.005.
(c)Not annualized.
(d)Annualized for periods less than one year.
(e)Ratio as disclosed reflects the impact of custody fee credits earned by the fund on cash balances.

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements
April 30, 2018 (Unaudited)

A. ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust consists of eleven series, one of which, The DFA Short Term Investment Fund (the "Fund"), is included in this report. The remaining series are presented in separate reports. The Fund is an investment company and, accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services - Investment Companies."

The investment objective of the Fund is to seek to provide a high level of current income consistent with liquidity and the preservation of capital. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Trustees of the Trust (the "Board"), which are in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust's policies and for overseeing the management of the Trust. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION - The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

 . Level 1  -   inputs are quoted prices in active markets for identical
                securities

 . Level 2  -   other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 . Level 3  -   significant unobservable inputs (including the Fund's own
                assumptions in determining the fair value of investments)

The securities held by the Fund are valued at market value or fair value in accordance with procedures adopted by the Board. Debt securities are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These valuations are generally categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. During the six months ended April 30, 2018, only securities classified as Level 2 in the fair value hierarchy were held by the Fund.

A summary of the inputs used to value the Fund's investments is disclosed previously in this Note. A valuation hierarchy table has been provided below. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements (continued)
April 30, 2018 (Unaudited)

For the six months ended April 30, 2018, there were no transfers between Level 1 and Level 2, and no Level 3 investments were held by the Fund.

When determining the fair value of the Fund's investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The following table provides the fair value measurements of the Fund's investments by level within the fair value hierarchy as of April 30, 2018:

                                          LEVEL 1       LEVEL 2       LEVEL 3
                                        INVESTMENTS   INVESTMENTS   INVESTMENTS
                                            IN            IN            IN
                                        SECURITIES    SECURITIES    SECURITIES
                                        ----------- --------------- -----------
 THE DFA SHORT TERM INVESTMENT FUND
    Corporate Bonds                         $--     $   595,016,307     $--
    Yankee Bonds                             --         311,327,227      --
    Commercial Paper                         --      16,512,098,141      --
    Yankee Certificates of Deposit           --       2,575,072,696      --
    U.S. Government Agency Securities        --       2,416,916,913      --
    Repurchase Agreements                    --       3,800,000,000      --
    U.S. Treasury Obligations                --         947,677,772      --
                                            ---     ---------------     ---
        Total Investments                   $ -     $27,158,109,056     $ -
                                            ===     ===============     ===

2. DEFERRED COMPENSATION PLAN - Each eligible trustee (each a "Trustee" and collectively, the "Trustees") of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Director/Trustee Fees.

Each Trustee has the option to receive the distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

At April 30, 2018, the Fund's total liability of $582,824 for deferred compensation to Trustees is included in the "Director/Trustee Fees" payable (a line item which also includes Trustee fees/expenses, currently in a prepaid state) on the Statement of Assets and Liabilities.

3. SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund generally declares distributions from net investment income on a daily basis and pays dividends monthly. Any capital gains are distributed at least annually. The Fund does not expect to realize any long-term capital gains and losses. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Interest income is recognized on an accrual basis and includes amortization or accretion of premia or discount using the straight-line method. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premia during the respective holding period.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements (continued)
April 30, 2018 (Unaudited)


4. ALLOCATIONS - The Trust bears all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operation, whether incurred directly by the Trust or by Dimensional Fund Advisors LP, the Fund's investment adviser (the "Advisor" or "DFA"), on its behalf. Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective portfolios in the Trust on the basis of their relative net assets.

C. FEDERAL INCOME TAXES

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulation, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary (e.g., wash sale losses) or permanent (e.g., reclassification of certain gain/loss and distributions) in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of April 30, 2018, attributable to distribution redesignations.

As of April 30, 2018, the tax cost of securities and the breakdown of unrealized appreciation and depreciation of securities for federal income tax purposes are as follows:

                                                                              Net Unrealized
                                      Tax Cost of    Unrealized   Unrealized  Appreciation /
                                      Securities    Appreciation Depreciation (Depreciation)
                                    --------------- ------------ ------------ --------------
The DFA Short Term Investment Fund  $27,158,636,134  $1,433,326  $(1,960,404)   $(527,078)

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The tax character of distributions paid to shareholders during the years ended October 31, 2017 and October 31, 2016 was as follows:

                                              Distributions Paid From
                                     ------------------------------------------
                                                                      Total
                                     Net Investment   Long-Term   Distributions
                                         Income     Capital Gains     Paid
                                     -------------- ------------- -------------
 The DFA Short Term Investment Fund
 2017                                 $232,171,035     $  985     $232,172,020
 2016                                   82,921,419      2,002       82,923,421

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements (continued)
April 30, 2018 (Unaudited)

As of October 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                      Undistributed
            --------------------------------------------------------------------------------------------------
                                                                Accumulated    Unrealized
             Ordinary     Long-Term   Accumulated Distributions Capital And   Appreciation  Total Accumulated
              Income    Capital Gains  Earnings      Payable    Other Losses (Depreciation) Earnings (Deficit)
            ----------- ------------- ----------- ------------- ------------ -------------- ------------------
The DFA
Short Term
Investment
Fund        $27,909,841      $--      $27,909,841 $(27,314,202)     $--        $2,299,675       $2,895,314

D. FINANCIAL INSTRUMENTS

REPURCHASE AGREEMENTS - The Fund may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund's ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Fund seeks to assert its rights.

Repurchase agreements ("RA") permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty's bankruptcy or insolvency. Pursuant to the terms of the RA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund's obligation under bankruptcy law to return the excess to the counterparty.

E. RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER - Dimensional Fund Advisors LP serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the "Investment Management Agreement"), the Advisor manages the investment and reinvestment of the Fund's assets. DFA has served as the Fund's investment advisor since the Fund's commencement of operations. Pursuant to the terms of the investment management agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

FEES PAID TO OFFICERS AND TRUSTEES - Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. Amounts paid to the Trust's CCO are reflected on the Statement of Operations as "CCO fees".

At April 30, 2018, the following number of shareholders held the approximate percentage of the stated Portfolio's outstanding shares:

                                         Number of   Approximate Percentage
                                        Shareholders of Outstanding Shares
                                        ------------ ----------------------
    The DFA Short Term Investment Fund       7                 50%

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements (continued)
April 30, 2018 (Unaudited)


F. INTEREST RATE AND CREDIT RISKS

The Fund invests primarily in money market instruments maturing in 397 days or less and which are considered Eligible Securities (as defined in Rule 2a-7 under the 1940 Act). The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Fund, together with other Dimensional-advised portfolios, has entered into a $700 million unsecured line of credit with its custodian bank effective January 5, 2018. A similar line of credit for $700 million was in effect through January 4, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 4, 2019. There were no borrowings by the Fund under this line of credit during the six month period ended April 30, 2018.

Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objective and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Fund had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2018.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements (concluded)
April 30, 2018 (Unaudited)



H. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financials statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information
April 30, 2018 (Unaudited)


EXPENSE EXAMPLES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses
---------------

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                     Annualized
                      Beginning      Ending       Expenses Paid     Expense Ratio
                    Account Value Account Value  During Period*     During Period
                       11/1/17       4/30/18    11/1/17 - 4/30/18 11/1/17 - 4/30/18
                    ------------- ------------- ----------------- -----------------
The DFA Short Term
Investment Fund       $1,000.00     $1,007.30         $0.25             0.05%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from November 1, 2017 to April 30, 2018, divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     Annualized
                      Beginning      Ending       Expenses Paid     Expense Ratio
                    Account Value Account Value  During Period*     During Period
                       11/1/17       4/30/18    11/1/17 - 4/30/18 11/1/17 - 4/30/18
                    ------------- ------------- ----------------- -----------------
The DFA Short Term
Investment Fund       $1,000.00     $1,024.55         $0.25             0.05%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from November 1, 2017 to April 30, 2018, divided by the number of days in the fiscal year.

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information (continued)
April 30, 2018 (Unaudited)


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available
(1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

PORTFOLIO HOLDINGS INFORMATION

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Trust or the Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Trust filed its most recent Form N-Q with the SEC on March 29, 2018. The Forms N-Q are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for the information on the operation of the Public Reference Room).

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information (concluded)
April 30, 2018 (Unaudited)

                                                            Money Market Series

               BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

   At the Board meeting held on December 14-15, 2017 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement (the "Management Agreement") for the Fund.

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund;
(ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; and (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of the Fund, the Board analyzed the Morningstar Reports, which compared the performance of the Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Fund. The Board determined, among other things, that after considering the Fund's investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of the Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund. The Board considered the profitability to the Advisor of managing and servicing the Fund and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for the Fund was in the best interests of the Fund and its shareholders.

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE OF INVESTMENTS IS PROVIDED

The U.S. Large Cap Value Series

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

The Tax-Managed U.S. Marketwide Value Series

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE+    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
COMMON STOCKS -- (96.9%)
Consumer Discretionary -- (11.9%)
#   Adient P.L.C.                                                   324,454 $ 19,885,786       0.1%
#   Advance Auto Parts, Inc.                                        147,858   16,922,348       0.1%
#   Autoliv, Inc.                                                   418,017   56,035,179       0.2%
#*  AutoNation, Inc.                                                464,747   21,466,664       0.1%
    BorgWarner, Inc.                                              1,060,592   51,905,372       0.2%
    Carnival Corp.                                                1,265,734   79,817,186       0.3%
#   CBS Corp. Class A                                                 5,058      250,320       0.0%
*   Charter Communications, Inc. Class A                            962,932  261,233,822       0.9%
    Comcast Corp. Class A                                        21,576,111  677,274,124       2.3%
#*  Discovery, Inc. Class A                                         644,292   15,237,506       0.1%
#*  Discovery, Inc. Class C                                         621,252   13,804,219       0.0%
*   Dollar Tree, Inc.                                               369,560   35,437,108       0.1%
    DR Horton, Inc.                                               3,044,785  134,396,810       0.5%
#   Foot Locker, Inc.                                               106,680    4,595,774       0.0%
    Ford Motor Co.                                               16,051,999  180,424,469       0.6%
#   Garmin, Ltd.                                                    486,736   28,556,801       0.1%
*   GCI Liberty, Inc. Class A                                        59,566    2,656,644       0.0%
    General Motors Co.                                            6,055,833  222,491,304       0.8%
    Gentex Corp.                                                  1,338,862   30,445,722       0.1%
    Goodyear Tire & Rubber Co. (The)                              1,549,233   38,901,241       0.1%
    Hyatt Hotels Corp. Class A                                       44,108    3,390,582       0.0%
    International Game Technology P.L.C.                             11,477      324,455       0.0%
#   Kohl's Corp.                                                  1,387,664   86,201,688       0.3%
    Lear Corp.                                                      297,292   55,584,685       0.2%
    Lennar Corp. Class A                                          1,444,704   76,410,395       0.3%
    Lennar Corp. Class B                                             37,985    1,621,580       0.0%
#*  Liberty Broadband Corp. Class A                                  27,366    1,928,756       0.0%
#*  Liberty Broadband Corp. Class C                                 172,660   12,239,867       0.0%
#*  Liberty Media Corp.-Liberty Braves Class A                       13,703      301,055       0.0%
#*  Liberty Media Corp.-Liberty Braves Class C                       24,606      542,316       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class A                  39,281    1,104,189       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class C                  78,562    2,319,150       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A                    157,126    6,563,153       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class C                    314,252   13,091,738       0.0%
*   LKQ Corp.                                                     1,167,836   36,226,273       0.1%
#   Macy's, Inc.                                                  1,932,620   60,046,503       0.2%
*   Madison Square Garden Co. (The) Class A                          12,058    2,930,335       0.0%
    MGM Resorts International                                     2,471,336   77,649,377       0.3%
*   Mohawk Industries, Inc.                                         582,542  122,263,915       0.4%
#   Newell Brands, Inc.                                             686,895   18,978,909       0.1%
    News Corp. Class A                                              377,812    6,037,436       0.0%
    News Corp. Class B                                               40,936      665,210       0.0%
*   Norwegian Cruise Line Holdings, Ltd.                          1,519,001   81,220,983       0.3%
#   PulteGroup, Inc.                                              2,391,049   72,592,248       0.3%
    PVH Corp.                                                       445,206   71,086,042       0.2%
*   Qurate Retail Group, Inc. QVC Group Class A                   2,762,021   64,658,912       0.2%
#   Ralph Lauren Corp.                                              316,488   34,766,207       0.1%
    Royal Caribbean Cruises, Ltd.                                 1,271,015  137,511,113       0.5%
*   Skechers U.S.A., Inc. Class A                                   187,666    5,348,481       0.0%
    Target Corp.                                                  1,192,437   86,570,926       0.3%
    TEGNA, Inc.                                                      81,650      863,041       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Consumer Discretionary -- (Continued)
    Time Warner, Inc.                                             3,836,070 $  363,659,436       1.3%
    Toll Brothers, Inc.                                             338,804     14,283,977       0.1%
    Viacom, Inc. Class A                                              2,694         95,772       0.0%
    Viacom, Inc. Class B                                            913,727     27,558,006       0.1%
    Whirlpool Corp.                                                 544,837     84,422,493       0.3%
                                                                            --------------      ----
Total Consumer Discretionary                                                 3,522,797,603      12.2%
                                                                            --------------      ----
Consumer Staples -- (4.9%)
    Archer-Daniels-Midland Co.                                    1,399,825     63,524,058       0.2%
    Bunge, Ltd.                                                     854,141     61,694,604       0.2%
#   Coty, Inc. Class A                                              419,572      7,279,574       0.0%
    Ingredion, Inc.                                                 146,985     17,798,414       0.1%
#   JM Smucker Co. (The)                                            897,022    102,332,270       0.4%
    Kraft Heinz Co. (The)                                         1,012,962     57,110,797       0.2%
    Molson Coors Brewing Co. Class B                              1,008,879     71,872,540       0.3%
    Mondelez International, Inc. Class A                          3,576,652    141,277,754       0.5%
    Pinnacle Foods, Inc.                                            489,872     29,588,269       0.1%
#*  Post Holdings, Inc.                                             380,520     30,277,976       0.1%
    Seaboard Corp.                                                       13         52,092       0.0%
    Tyson Foods, Inc. Class A                                     1,959,828    137,383,943       0.5%
*   US Foods Holding Corp.                                          996,443     34,058,422       0.1%
    Walgreens Boots Alliance, Inc.                                3,030,389    201,369,349       0.7%
    Walmart, Inc.                                                 5,689,778    503,317,762       1.7%
                                                                            --------------      ----
Total Consumer Staples                                                       1,458,937,824       5.1%
                                                                            --------------      ----
Energy -- (13.3%)
    Anadarko Petroleum Corp.                                      1,005,192     67,669,525       0.2%
    Andeavor                                                      1,297,132    179,419,298       0.6%
#*  Antero Resources Corp.                                          274,772      5,220,668       0.0%
#   Apache Corp.                                                    550,345     22,536,628       0.1%
#   Baker Hughes a GE Co.                                         1,033,235     37,310,116       0.1%
    Chevron Corp.                                                 5,879,241    735,551,842       2.5%
#*  Concho Resources, Inc.                                          695,714    109,373,198       0.4%
    ConocoPhillips                                                2,949,628    193,200,634       0.7%
#*  Continental Resources, Inc.                                      28,197      1,862,694       0.0%
    Devon Energy Corp.                                              885,734     32,178,716       0.1%
#*  Diamondback Energy, Inc.                                        247,001     31,727,279       0.1%
    Exxon Mobil Corp.                                            13,357,412  1,038,538,783       3.6%
#   Helmerich & Payne, Inc.                                         394,637     27,447,003       0.1%
#   Hess Corp.                                                      918,391     52,339,103       0.2%
    HollyFrontier Corp.                                             854,942     51,886,430       0.2%
    Kinder Morgan, Inc.                                           7,052,291    111,567,244       0.4%
    Marathon Oil Corp.                                            3,191,128     58,238,086       0.2%
    Marathon Petroleum Corp.                                      2,321,313    173,889,557       0.6%
#   Murphy Oil Corp.                                                644,526     19,406,678       0.1%
#   National Oilwell Varco, Inc.                                  1,338,190     51,747,807       0.2%
#   Noble Energy, Inc.                                            1,726,287     58,400,289       0.2%
    Occidental Petroleum Corp.                                    2,538,795    196,147,302       0.7%
    Phillips 66                                                     985,837    109,733,517       0.4%
    Pioneer Natural Resources Co.                                    70,533     14,215,926       0.0%
*   RSP Permian, Inc.                                                43,338      2,149,998       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Energy -- (Continued)
    Schlumberger, Ltd.                                            1,532,862 $  105,093,019       0.4%
#   Targa Resources Corp.                                           888,528     41,734,160       0.1%
    TechnipFMC P.L.C.                                             1,601,490     52,785,110       0.2%
    Valero Energy Corp.                                           2,730,237    302,865,190       1.1%
    Williams Cos., Inc. (The)                                     1,196,347     30,782,008       0.1%
                                                                            --------------      ----
Total Energy                                                                 3,915,017,808      13.6%
                                                                            --------------      ----
Financials -- (23.6%)
    Aflac, Inc.                                                   2,661,690    121,293,213       0.4%
    Alleghany Corp.                                                  32,159     18,480,813       0.1%
    Allstate Corp. (The)                                            960,776     93,983,108       0.3%
    Ally Financial, Inc.                                          2,960,989     77,281,813       0.3%
    American Financial Group, Inc.                                  387,836     43,910,792       0.2%
    American International Group, Inc.                            1,977,587    110,744,872       0.4%
#*  Arch Capital Group, Ltd.                                        179,406     14,375,803       0.0%
    Assurant, Inc.                                                  246,917     22,918,836       0.1%
    Axis Capital Holdings, Ltd.                                     165,056      9,688,787       0.0%
    Bank of America Corp.                                        20,209,612    604,671,591       2.1%
    Bank of New York Mellon Corp. (The)                           4,465,867    243,434,410       0.8%
#   Bank of the Ozarks, Inc.                                        123,689      5,788,645       0.0%
    BB&T Corp.                                                    2,097,063    110,724,926       0.4%
*   Berkshire Hathaway, Inc. Class B                                995,133    192,787,116       0.7%
#   BOK Financial Corp.                                               6,114        615,557       0.0%
#*  Brighthouse Financial, Inc.                                     185,840      9,436,955       0.0%
    Capital One Financial Corp.                                   2,121,634    192,262,473       0.7%
    Chubb, Ltd.                                                     588,870     79,891,993       0.3%
#   CIT Group, Inc.                                                 473,057     25,048,368       0.1%
    Citigroup, Inc.                                               5,962,612    407,067,521       1.4%
    Citizens Financial Group, Inc.                                  912,076     37,842,033       0.1%
#   CNA Financial Corp.                                             411,635     20,771,102       0.1%
    Comerica, Inc.                                                   93,036      8,799,345       0.0%
    Everest Re Group, Ltd.                                          177,695     41,344,296       0.1%
    Fifth Third Bancorp                                           3,987,928    132,279,572       0.5%
    First American Financial Corp.                                  115,297      5,892,830       0.0%
    Goldman Sachs Group, Inc. (The)                               1,092,193    260,302,358       0.9%
    Hartford Financial Services Group, Inc. (The)                 1,506,378     81,103,391       0.3%
    Huntington Bancshares, Inc.                                   5,537,519     82,564,408       0.3%
    Invesco, Ltd.                                                   920,299     26,661,062       0.1%
#   Janus Henderson Group P.L.C.                                     57,192      1,806,695       0.0%
    JPMorgan Chase & Co.                                         11,108,809  1,208,416,243       4.2%
    KeyCorp                                                       2,339,105     46,594,972       0.2%
    Leucadia National Corp.                                         249,860      6,006,634       0.0%
    Lincoln National Corp.                                          842,198     59,492,867       0.2%
    Loews Corp.                                                   1,304,005     68,408,102       0.2%
    M&T Bank Corp.                                                  204,757     37,321,058       0.1%
    MetLife, Inc.                                                 1,856,059     88,478,332       0.3%
*   MGIC Investment Corp.                                           174,382      1,747,308       0.0%
    Morgan Stanley                                                5,338,744    275,585,965       1.0%
#   New York Community Bancorp, Inc.                              1,100,233     13,070,768       0.0%
    Old Republic International Corp.                                816,263     16,651,765       0.1%
    PacWest Bancorp                                                 335,209     17,176,109       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Financials -- (Continued)
#   People's United Financial, Inc.                                 396,896 $    7,259,228       0.0%
#   Pinnacle Financial Partners, Inc.                                44,579      2,855,285       0.0%
    PNC Financial Services Group, Inc. (The)                      1,331,289    193,848,991       0.7%
    Principal Financial Group, Inc.                               1,447,757     85,736,170       0.3%
#   Prosperity Bancshares, Inc.                                      69,192      4,965,910       0.0%
    Prudential Financial, Inc.                                      983,255    104,539,672       0.4%
    Regions Financial Corp.                                       6,233,501    116,566,469       0.4%
    Reinsurance Group of America, Inc.                              343,304     51,289,618       0.2%
    RenaissanceRe Holdings, Ltd.                                    118,695     16,147,268       0.1%
    Santander Consumer USA Holdings, Inc.                           597,888     11,031,034       0.0%
    State Street Corp.                                              409,424     40,852,327       0.1%
    SunTrust Banks, Inc.                                          1,285,995     85,904,466       0.3%
    Synchrony Financial                                             349,095     11,579,481       0.0%
    Travelers Cos., Inc. (The)                                    1,165,331    153,357,560       0.5%
    Unum Group                                                    1,204,396     58,268,678       0.2%
    Voya Financial, Inc.                                            184,436      9,655,225       0.0%
    Wells Fargo & Co.                                            18,696,506    971,470,452       3.4%
    WR Berkley Corp.                                                380,116     28,341,449       0.1%
    XL Group, Ltd.                                                  950,991     52,865,590       0.2%
#   Zions Bancorporation                                            868,909     47,572,768       0.2%
                                                                            --------------      ----
Total Financials                                                             6,976,832,448      24.2%
                                                                            --------------      ----
Health Care -- (14.1%)
    Abbott Laboratories                                           4,212,247    244,857,918       0.9%
    Aetna, Inc.                                                   1,816,031    325,160,351       1.1%
    Allergan P.L.C.                                                 496,938     76,354,524       0.3%
    Anthem, Inc.                                                  1,376,563    324,855,102       1.1%
    Becton Dickinson and Co.                                            682        158,135       0.0%
*   Bio-Rad Laboratories, Inc. Class A                                7,494      1,901,303       0.0%
#   Cardinal Health, Inc.                                            63,195      4,055,223       0.0%
*   Centene Corp.                                                 1,257,364    136,524,583       0.5%
    Cigna Corp.                                                     403,350     69,303,597       0.2%
    CVS Health Corp.                                              4,700,064    328,205,469       1.1%
    Danaher Corp.                                                 1,838,784    184,466,811       0.6%
*   DaVita, Inc.                                                    970,392     60,930,914       0.2%
    DENTSPLY SIRONA, Inc.                                           220,294     11,089,600       0.0%
*   Express Scripts Holding Co.                                   2,740,464    207,453,125       0.7%
    Humana, Inc.                                                    674,755    198,499,426       0.7%
*   IQVIA Holdings, Inc.                                            480,892     46,050,218       0.2%
*   Laboratory Corp. of America Holdings                            740,399    126,423,129       0.4%
    McKesson Corp.                                                  520,807     81,355,261       0.3%
*   MEDNAX, Inc.                                                    413,651     18,990,717       0.1%
    Medtronic P.L.C.                                              4,282,974    343,194,707       1.2%
*   Mylan NV                                                      2,318,430     89,862,347       0.3%
#   PerkinElmer, Inc.                                               106,902      7,842,331       0.0%
#   Perrigo Co. P.L.C.                                              386,345     30,188,998       0.1%
    Pfizer, Inc.                                                 20,880,631    764,439,901       2.7%
    Quest Diagnostics, Inc.                                         954,608     96,606,330       0.3%
#   STERIS P.L.C.                                                   192,061     18,153,606       0.1%
    Thermo Fisher Scientific, Inc.                                1,050,474    220,967,206       0.8%
*   United Therapeutics Corp.                                       205,248     22,599,857       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Health Care -- (Continued)
    Universal Health Services, Inc. Class B                        508,954 $   58,122,547       0.2%
*   WellCare Health Plans, Inc.                                     48,158      9,880,095       0.0%
    Zimmer Biomet Holdings, Inc.                                   377,067     43,426,806       0.2%
                                                                           --------------      ----
Total Health Care                                                           4,151,920,137      14.4%
                                                                           --------------      ----
Industrials -- (7.5%)
#*  AECOM                                                          580,731     20,000,376       0.1%
    AGCO Corp.                                                     472,685     29,627,896       0.1%
    Alaska Air Group, Inc.                                          37,045      2,405,332       0.0%
    AMERCO                                                          61,718     20,831,059       0.1%
    Arconic, Inc.                                                2,065,928     36,794,178       0.1%
    Carlisle Cos., Inc.                                            341,140     36,751,012       0.1%
    Copa Holdings SA Class A                                       146,352     17,148,064       0.1%
    Cummins, Inc.                                                  175,294     28,022,499       0.1%
    Delta Air Lines, Inc.                                        2,950,569    154,078,713       0.5%
    Dover Corp.                                                    830,218     76,961,209       0.3%
    Eaton Corp. P.L.C.                                           1,816,899    136,321,932       0.5%
    EMCOR Group, Inc.                                               10,035        738,476       0.0%
    FedEx Corp.                                                    267,024     66,008,333       0.2%
    Fluor Corp.                                                    906,547     53,440,946       0.2%
    General Electric Co.                                         2,163,101     30,434,831       0.1%
#*  Genesee & Wyoming, Inc. Class A                                 39,860      2,838,032       0.0%
    Ingersoll-Rand P.L.C.                                          830,409     69,663,011       0.2%
    Jacobs Engineering Group, Inc.                                 377,362     21,920,959       0.1%
*   JetBlue Airways Corp.                                        2,305,410     44,240,818       0.2%
    Johnson Controls International P.L.C.                        1,557,928     52,767,021       0.2%
    Kansas City Southern                                           676,598     72,145,645       0.2%
#   Knight-Swift Transportation Holdings, Inc.                      72,938      2,845,311       0.0%
    L3 Technologies, Inc.                                          393,053     76,991,222       0.3%
    ManpowerGroup, Inc.                                            425,572     40,735,752       0.1%
#   Nielsen Holdings P.L.C.                                        809,304     25,452,611       0.1%
    Norfolk Southern Corp.                                       1,385,379    198,760,325       0.7%
    Orbital ATK, Inc.                                               77,125     10,209,808       0.0%
    Oshkosh Corp.                                                  454,128     32,769,876       0.1%
    Owens Corning                                                  878,164     57,510,960       0.2%
    PACCAR, Inc.                                                   541,728     34,491,822       0.1%
    Pentair P.L.C.                                               1,092,445     73,499,700       0.3%
*   Quanta Services, Inc.                                          749,677     24,364,502       0.1%
    Republic Services, Inc.                                      1,946,533    125,901,754       0.4%
    Rockwell Collins, Inc.                                          10,306      1,365,957       0.0%
#   Snap-on, Inc.                                                  121,858     17,699,874       0.1%
    Spirit Aerosystems Holdings, Inc. Class A                       31,638      2,542,746       0.0%
    Stanley Black & Decker, Inc.                                 1,078,968    152,771,079       0.5%
#*  Stericycle, Inc.                                               176,533     10,364,252       0.0%
*   Teledyne Technologies, Inc.                                     16,413      3,070,708       0.0%
    Textron, Inc.                                                1,940,539    120,585,093       0.4%
    Trinity Industries, Inc.                                       210,820      6,718,833       0.0%
*   United Continental Holdings, Inc.                            1,508,620    101,892,195       0.4%
#*  USG Corp.                                                      231,469      9,311,998       0.0%
#   Wabtec Corp.                                                   240,625     21,369,906       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Industrials -- (Continued)
#*  XPO Logistics, Inc.                                             824,925 $   80,149,713       0.3%
                                                                            --------------      ----
Total Industrials                                                            2,204,516,339       7.6%
                                                                            --------------      ----
Information Technology -- (13.7%)
*   Akamai Technologies, Inc.                                        44,939      3,219,879       0.0%
#   Amdocs, Ltd.                                                    552,007     37,122,471       0.1%
*   ARRIS International P.L.C.                                      839,758     22,673,466       0.1%
*   Arrow Electronics, Inc.                                         652,120     48,739,449       0.2%
    Avnet, Inc.                                                     507,596     19,912,991       0.1%
    CA, Inc.                                                      3,016,908    104,988,398       0.4%
    Cisco Systems, Inc.                                          18,075,606    800,568,590       2.8%
    Corning, Inc.                                                 3,685,701     99,587,641       0.4%
*   Dell Technologies, Inc. Class V                                 703,394     50,482,587       0.2%
    Dolby Laboratories, Inc. Class A                                 16,116        964,059       0.0%
    DXC Technology Co.                                            1,074,893    110,778,473       0.4%
#*  EchoStar Corp. Class A                                           14,785        776,804       0.0%
    Fidelity National Information Services, Inc.                  1,297,798    123,251,876       0.4%
*   First Solar, Inc.                                                39,472      2,798,960       0.0%
*   Flex, Ltd.                                                    1,552,059     20,176,767       0.1%
    FLIR Systems, Inc.                                              105,840      5,667,732       0.0%
    Hewlett Packard Enterprise Co.                                8,708,938    148,487,393       0.5%
    HP, Inc.                                                      9,619,949    206,732,704       0.7%
    Intel Corp.                                                  23,083,456  1,191,567,999       4.1%
    Jabil, Inc.                                                     917,888     24,415,821       0.1%
    Juniper Networks, Inc.                                        2,634,266     64,776,601       0.2%
    Lam Research Corp.                                              494,553     91,521,978       0.3%
    Leidos Holdings, Inc.                                           646,968     41,554,755       0.1%
#   LogMeIn, Inc.                                                     2,397        264,149       0.0%
#   Marvell Technology Group, Ltd.                                  808,260     16,213,696       0.1%
*   Micron Technology, Inc.                                       5,266,057    242,133,301       0.8%
*   Microsemi Corp.                                                 168,270     10,885,386       0.0%
*   Nuance Communications, Inc.                                     145,478      2,141,436       0.0%
*   ON Semiconductor Corp.                                          550,404     12,152,920       0.0%
#*  Qorvo, Inc.                                                     364,638     24,576,601       0.1%
    QUALCOMM, Inc.                                                5,066,475    258,440,890       0.9%
    SS&C Technologies Holdings, Inc.                                122,197      6,067,081       0.0%
    SYNNEX Corp.                                                    245,705     24,612,270       0.1%
*   Synopsys, Inc.                                                   14,655      1,253,149       0.0%
    TE Connectivity, Ltd.                                           831,307     76,272,417       0.3%
    Teradyne, Inc.                                                   37,379      1,216,686       0.0%
    Western Digital Corp.                                         1,222,328     96,307,223       0.3%
*   Worldpay, Inc. Class A                                           16,100      1,307,642       0.0%
    Xerox Corp.                                                   1,739,519     54,707,873       0.2%
                                                                            --------------      ----
Total Information Technology                                                 4,049,320,114      14.0%
                                                                            --------------      ----
Materials -- (3.8%)
#   Albemarle Corp.                                                 492,856     47,787,318       0.2%
*   Alcoa Corp.                                                     738,962     37,834,854       0.1%
#   Ashland Global Holdings, Inc.                                   376,541     24,919,483       0.1%
#   CF Industries Holdings, Inc.                                  1,279,879     49,659,305       0.2%
    DowDuPont, Inc.                                               2,259,347    142,881,104       0.5%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                    SHARES        VALUE+      OF NET ASSETS**
                                                                  ----------- --------------- ---------------
Materials -- (Continued)
     Eastman Chemical Co.                                           1,053,642 $   107,555,775        0.4%
     Freeport-McMoRan, Inc.                                         4,951,916      75,318,642        0.3%
     Huntsman Corp.                                                   277,543       8,262,455        0.0%
#    Martin Marietta Materials, Inc.                                   88,405      17,218,642        0.1%
     Mosaic Co. (The)                                               1,232,432      33,214,042        0.1%
     Newmont Mining Corp.                                           1,816,911      71,386,433        0.2%
#    Nucor Corp.                                                    2,491,419     153,521,239        0.5%
     Olin Corp.                                                       958,374      28,933,311        0.1%
     Reliance Steel & Aluminum Co.                                    456,094      40,099,785        0.1%
#    Royal Gold, Inc.                                                 121,993      10,832,978        0.0%
     Sonoco Products Co.                                               27,518       1,413,325        0.0%
     Steel Dynamics, Inc.                                           1,698,064      76,090,248        0.3%
#    United States Steel Corp.                                      1,014,821      34,331,395        0.1%
#    Valvoline, Inc.                                                1,033,732      20,964,085        0.1%
#    Vulcan Materials Co.                                             275,139      30,730,275        0.1%
#    Westlake Chemical Corp.                                          342,667      36,655,089        0.1%
     WestRock Co.                                                   1,056,585      62,507,569        0.2%
                                                                              ---------------      -----
Total Materials                                                                 1,112,117,352        3.8%
                                                                              ---------------      -----
Real Estate -- (0.2%)
*    Howard Hughes Corp. (The)                                          5,701         771,345        0.0%
     Jones Lang LaSalle, Inc.                                         262,529      44,501,291        0.2%
                                                                              ---------------      -----
Total Real Estate                                                                  45,272,636        0.2%
                                                                              ---------------      -----
Telecommunication Services -- (3.8%)
     AT&T, Inc.                                                    29,042,432     949,687,527        3.3%
#    CenturyLink, Inc.                                              5,281,976      98,139,114        0.4%
#*   Sprint Corp.                                                   2,014,058      11,298,865        0.0%
*    T-Mobile US, Inc.                                                960,615      58,126,814        0.2%
                                                                              ---------------      -----
Total Telecommunication Services                                                1,117,252,320        3.9%
                                                                              ---------------      -----
Utilities -- (0.1%)
     NRG Energy, Inc.                                               1,445,428      44,808,268        0.2%
                                                                              ---------------      -----
TOTAL COMMON STOCKS                                                            28,598,792,849       99.2%
                                                                              ---------------      -----
TOTAL INVESTMENT SECURITIES                                                    28,598,792,849
                                                                              ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
     State Street Institutional U.S. Government Money Market
       Fund, 1.630%                                               272,826,637     272,826,637        0.9%
                                                                              ---------------      -----
SECURITIES LENDING COLLATERAL -- (2.2%)
(S)@ DFA Short Term Investment Fund                                54,572,766     631,406,902        2.2%
                                                                              ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $20,591,542,665)                          $29,503,026,388      102.3%
                                                                              ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

At April 30, 2018, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                        NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION             CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------             --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index    1,505    06/15/18  $206,026,096 $199,186,750  $(6,839,346)
                                             ------------ ------------  -----------
TOTAL FUTURES CONTRACTS                      $206,026,096 $199,186,750  $(6,839,346)
                                             ============ ============  ===========

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -----------------------------------------------------
                                    LEVEL 1        LEVEL 2    LEVEL 3      TOTAL
                                ---------------  ------------ ------- ---------------
Common Stocks
   Consumer Discretionary       $ 3,522,797,603            --   --    $ 3,522,797,603
   Consumer Staples               1,458,937,824            --   --      1,458,937,824
   Energy                         3,915,017,808            --   --      3,915,017,808
   Financials                     6,976,832,448            --   --      6,976,832,448
   Health Care                    4,151,920,137            --   --      4,151,920,137
   Industrials                    2,204,516,339            --   --      2,204,516,339
   Information Technology         4,049,320,114            --   --      4,049,320,114
   Materials                      1,112,117,352            --   --      1,112,117,352
   Real Estate                       45,272,636            --   --         45,272,636
   Telecommunication Services     1,117,252,320            --   --      1,117,252,320
   Utilities                         44,808,268            --   --         44,808,268
Temporary Cash Investments          272,826,637            --   --        272,826,637
Securities Lending Collateral                --  $631,406,902   --        631,406,902
Futures Contracts**                  (6,839,346)           --   --         (6,839,346)
                                ---------------  ------------   --    ---------------
TOTAL                           $28,864,780,140  $631,406,902   --    $29,496,187,042
                                ===============  ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
COMMON STOCKS -- (91.2%)
AUSTRALIA -- (4.8%)
    Aurizon Holdings, Ltd.                                        1,715,379 $  5,772,665       0.0%
#   Australia & New Zealand Banking Group, Ltd.                   8,219,619  165,232,302       1.2%
#   Bank of Queensland, Ltd.                                      1,088,107    8,198,127       0.1%
    Bendigo & Adelaide Bank, Ltd.                                 1,319,286   10,500,470       0.1%
    BHP Billiton, Ltd.                                            3,664,796   85,496,933       0.6%
    BlueScope Steel, Ltd.                                         3,157,074   38,798,690       0.3%
    Boral, Ltd.                                                   2,473,349   12,728,562       0.1%
    Crown Resorts, Ltd.                                             214,728    2,084,134       0.0%
    Downer EDI, Ltd.                                                697,796    3,591,400       0.0%
    Fortescue Metals Group, Ltd.                                  8,803,143   29,867,862       0.2%
#   Harvey Norman Holdings, Ltd.                                    718,208    1,893,182       0.0%
    Incitec Pivot, Ltd.                                           5,290,767   15,056,033       0.1%
    LendLease Group                                               1,762,765   23,641,084       0.2%
    National Australia Bank, Ltd.                                   280,626    6,100,539       0.1%
    Newcrest Mining, Ltd.                                         1,328,526   21,057,063       0.2%
    Oil Search, Ltd.                                                906,477    5,332,864       0.0%
*   Origin Energy, Ltd.                                           3,191,167   23,297,987       0.2%
    QBE Insurance Group, Ltd.                                     3,145,991   23,496,083       0.2%
*   Santos, Ltd.                                                  4,838,494   22,285,188       0.2%
    South32, Ltd.                                                16,666,560   46,250,047       0.3%
    South32, Ltd. ADR                                               328,024    4,556,253       0.0%
    Star Entertainment Grp, Ltd. (The)                            4,545,302   17,987,027       0.1%
    Suncorp Group, Ltd.                                           2,082,711   21,905,322       0.2%
    Tabcorp Holdings, Ltd.                                          209,166      687,810       0.0%
    Treasury Wine Estates, Ltd.                                     160,288    2,289,552       0.0%
    Whitehaven Coal, Ltd.                                         2,622,546    9,043,214       0.1%
    Woodside Petroleum, Ltd.                                      3,201,265   77,577,820       0.6%
                                                                            ------------       ---
TOTAL AUSTRALIA                                                              684,728,213       5.1%
                                                                            ------------       ---
AUSTRIA -- (0.1%)
    Erste Group Bank AG                                              29,693    1,452,036       0.0%
*   Raiffeisen Bank International AG                                139,561    4,711,028       0.1%
    Voestalpine AG                                                   21,645    1,141,930       0.0%
                                                                            ------------       ---
TOTAL AUSTRIA                                                                  7,304,994       0.1%
                                                                            ------------       ---
BELGIUM -- (1.0%)
    Ageas                                                           642,764   34,383,059       0.3%
    KBC Group NV                                                    555,135   48,263,434       0.4%
    Solvay SA                                                       311,433   43,311,074       0.3%
#   UCB SA                                                          246,743   18,583,217       0.1%
                                                                            ------------       ---
TOTAL BELGIUM                                                                144,540,784       1.1%
                                                                            ------------       ---
CANADA -- (7.7%)
#   ARC Resources, Ltd.                                             291,555    3,251,737       0.0%
    Bank of Montreal                                              1,689,557  128,288,063       1.0%
    Barrick Gold Corp.(2024677)                                     909,928   12,256,730       0.1%
    Barrick Gold Corp.(2024644)                                   1,010,314   13,597,279       0.1%
#   Cameco Corp.(2158684)                                           571,821    6,021,275       0.0%
    Cameco Corp.(2166160)                                           468,671    4,935,108       0.0%
#   Canadian Natural Resources, Ltd.(2125202)                     1,265,811   45,670,461       0.3%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
CANADA -- (Continued)
    Canadian Natural Resources, Ltd.(2171573)                      614,945 $   22,184,861       0.2%
#   Cenovus Energy, Inc.                                         2,110,053     21,163,832       0.2%
    Crescent Point Energy Corp.(B67C8W8)                           822,786      7,209,270       0.1%
    Crescent Point Energy Corp.(B67C970)                         1,508,054     13,225,637       0.1%
    Empire Co., Ltd. Class A                                       520,996     10,075,416       0.1%
#   Enbridge Income Fund Holdings, Inc.                            377,558      8,074,880       0.1%
#   Encana Corp.(2793182)                                        1,370,633     17,105,500       0.1%
    Encana Corp.(2793193)                                        2,191,132     27,287,823       0.2%
    Fairfax Financial Holdings, Ltd.                                65,293     36,147,999       0.3%
    First Quantum Minerals, Ltd.                                 1,679,519     24,199,617       0.2%
#   Genworth MI Canada, Inc.                                       137,465      4,443,162       0.0%
    Goldcorp, Inc.(2676302)                                      1,375,989     18,261,500       0.1%
#   Goldcorp, Inc.(2676636)                                        925,799     12,303,869       0.1%
    Husky Energy, Inc.                                           1,605,697     22,460,624       0.2%
*   IAMGOLD Corp.                                                   95,000        519,413       0.0%
#   Imperial Oil, Ltd.(2454241)                                    187,707      5,837,564       0.0%
    Imperial Oil, Ltd.(2454252)                                    255,211      7,944,718       0.1%
    Industrial Alliance Insurance & Financial Services, Inc.       527,331     22,149,586       0.2%
*   Kinross Gold Corp.                                           6,346,308     24,565,716       0.2%
#   Linamar Corp.                                                  182,108     10,204,970       0.1%
    Lundin Mining Corp.                                          3,846,864     25,466,992       0.2%
#   Magna International, Inc.                                      631,550     37,261,450       0.3%
    Manulife Financial Corp.(2492519)                            2,603,564     49,133,031       0.4%
#   Manulife Financial Corp.(2492520)                            1,490,899     28,133,264       0.2%
    Nutrien, Ltd.                                                  443,823     20,207,252       0.1%
*   Seven Generations Energy, Ltd. Class A                         211,337      3,015,455       0.0%
    Sun Life Financial, Inc.(2566124)                              925,794     38,215,726       0.3%
    Sun Life Financial, Inc.(2568283)                              313,850     12,955,728       0.1%
    Suncor Energy, Inc.(B3NB1P2)                                 3,796,659    145,189,439       1.1%
    Suncor Energy, Inc.(B3NB0P5)                                 1,096,997     41,938,195       0.3%
    Teck Resources, Ltd. Class B(2879327)                        1,355,792     34,033,394       0.2%
    Teck Resources, Ltd. Class B(2124533)                        1,643,698     41,306,131       0.3%
    TMX Group, Ltd.                                                 33,900      2,044,640       0.0%
    Tourmaline Oil Corp.                                         1,098,688     20,665,380       0.1%
*   Turquoise Hill Resources, Ltd.(B7XCYK9)                        127,382        378,325       0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                      1,611,490      4,769,393       0.0%
#*  Valeant Pharmaceuticals International, Inc.                  1,639,619     29,627,915       0.2%
    West Fraser Timber Co., Ltd.                                     5,049        342,001       0.0%
    Wheaton Precious Metals Corp.                                    9,023        187,588       0.0%
    Whitecap Resources, Inc.                                       989,184      7,164,929       0.1%
#   WSP Global, Inc.                                               289,160     14,316,680       0.1%
    Yamana Gold, Inc.                                            3,207,591      9,218,437       0.1%
                                                                           --------------       ---
TOTAL CANADA                                                                1,094,957,955       8.2%
                                                                           --------------       ---
DENMARK -- (1.4%)
    AP Moller - Maersk A.S. Class A                                  7,706     11,761,728       0.1%
#   AP Moller - Maersk A.S. Class B                                 16,058     25,724,837       0.2%
    Carlsberg A.S. Class B                                         288,439     32,256,627       0.2%
    Danske Bank A.S.                                               910,236     31,678,150       0.2%
    DSV A.S.                                                       470,071     37,227,613       0.3%
    H Lundbeck A.S.                                                 88,403      5,121,329       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
DENMARK -- (Continued)
    ISS A.S.                                                       553,648 $   19,307,999       0.2%
    Jyske Bank A.S.                                                 94,849      5,679,518       0.1%
    Novozymes A.S. Class B                                          47,990      2,256,148       0.0%
    Rockwool International A.S. Class B                                379        114,263       0.0%
    Tryg A.S.                                                       87,539      2,071,929       0.0%
    Vestas Wind Systems A.S.                                       461,198     29,835,734       0.2%
                                                                           --------------      ----
TOTAL DENMARK                                                                 203,035,875       1.5%
                                                                           --------------      ----
FINLAND -- (1.0%)
    Fortum Oyj                                                     998,955     22,978,745       0.2%
    Nokia Oyj                                                    6,619,570     39,718,835       0.3%
    Stora Enso Oyj Class R                                       1,742,950     34,378,997       0.3%
    Stora Enso Oyj Sponsored ADR                                    35,395        700,290       0.0%
#   UPM-Kymmene Oyj                                              1,321,675     47,159,475       0.3%
    UPM-Kymmene Oyj Sponsored ADR                                   43,576      1,563,071       0.0%
                                                                           --------------      ----
TOTAL FINLAND                                                                 146,499,413       1.1%
                                                                           --------------      ----
FRANCE -- (9.5%)
#   AXA SA                                                       2,859,375     81,774,218       0.6%
    BNP Paribas SA                                               2,405,711    185,719,103       1.4%
    Bollore SA(4572709)                                          1,351,384      6,716,541       0.1%
*   Bollore SA(BF99RQ7)                                              6,871         33,715       0.0%
#   Bouygues SA                                                    709,374     36,181,703       0.3%
#   Carrefour SA                                                   650,318     13,342,834       0.1%
#   Casino Guichard Perrachon SA                                   143,286      7,432,471       0.1%
    Cie de Saint-Gobain                                            642,411     33,611,595       0.2%
    Cie Generale des Etablissements Michelin SCA                   105,407     14,822,635       0.1%
    CNP Assurances                                                 528,771     13,543,802       0.1%
    Credit Agricole SA                                           1,026,329     16,900,918       0.1%
#   Electricite de France SA                                     1,491,050     20,924,951       0.1%
    Engie SA                                                     5,673,142     99,515,295       0.7%
    Natixis SA                                                   1,957,358     16,075,665       0.1%
    Orange SA                                                    6,230,588    113,269,720       0.8%
#   Peugeot SA                                                   3,133,702     77,162,951       0.6%
    Renault SA                                                   1,007,824    109,229,481       0.8%
#   SCOR SE                                                        349,012     14,153,510       0.1%
    Societe Generale SA                                          1,362,535     74,569,829       0.6%
    STMicroelectronics NV                                          370,555      8,091,169       0.1%
#   Total SA                                                     6,569,447    412,900,822       3.1%
#   Vivendi SA                                                      45,675      1,204,529       0.0%
                                                                           --------------      ----
TOTAL FRANCE                                                                1,357,177,457      10.1%
                                                                           --------------      ----
GERMANY -- (6.5%)
    Allianz SE Sponsored ADR                                     2,311,555     54,691,391       0.4%
    Bayerische Motoren Werke AG                                  1,225,665    136,271,744       1.0%
*   Commerzbank AG                                               3,189,381     41,090,778       0.3%
    Daimler AG                                                   3,375,856    265,403,214       2.0%
    Deutsche Bank AG(5750355)                                    1,847,986     25,264,433       0.2%
#   Deutsche Bank AG(D18190898)                                  1,679,248     22,938,528       0.2%
    Deutsche Lufthansa AG                                        1,461,363     42,474,825       0.3%
    Evonik Industries AG                                           321,206     11,412,499       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
GERMANY -- (Continued)
    Fraport AG Frankfurt Airport Services Worldwide                 157,663 $ 15,257,910       0.1%
    Hannover Rueck SE                                                25,709    3,610,714       0.0%
#*  Hapag-Lloyd AG                                                   13,811      591,211       0.0%
    HeidelbergCement AG                                             583,480   57,056,803       0.4%
    Innogy SE                                                       333,880   14,670,741       0.1%
*   Linde AG                                                        157,109   34,805,184       0.2%
    METRO AG                                                        823,103   11,907,903       0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG                   212,293   48,585,836       0.4%
    RWE AG                                                        3,077,276   73,552,210       0.5%
*   Talanx AG                                                       184,281    8,302,786       0.1%
    Telefonica Deutschland Holding AG                             1,542,429    7,361,273       0.1%
    Uniper SE                                                       886,107   27,397,690       0.2%
    Volkswagen AG                                                   113,812   23,172,028       0.2%
    Wacker Chemie AG                                                 11,870    2,133,068       0.0%
                                                                            ------------       ---
TOTAL GERMANY                                                                927,952,769       6.9%
                                                                            ------------       ---
HONG KONG -- (2.5%)
    Bank of East Asia, Ltd. (The)                                   169,275      743,298       0.0%
#   BOC Aviation, Ltd.                                               66,800      390,567       0.0%
    Cathay Pacific Airways, Ltd.                                  6,220,000    9,986,819       0.1%
    CK Asset Holdings, Ltd.                                       1,006,500    8,689,078       0.1%
    CK Hutchison Holdings, Ltd.                                   7,657,984   90,554,557       0.7%
    Great Eagle Holdings, Ltd.                                       20,363      102,859       0.0%
    Guoco Group, Ltd.                                                 9,000      119,455       0.0%
    Hang Lung Group, Ltd.                                         3,025,000    9,137,049       0.1%
    Hang Lung Properties, Ltd.                                    4,746,000   11,231,757       0.1%
    Henderson Land Development Co., Ltd.                          1,146,046    7,266,563       0.1%
    Hopewell Holdings, Ltd.                                         938,669    3,329,755       0.0%
    Kerry Properties, Ltd.                                        2,937,500   14,042,775       0.1%
    Li & Fung, Ltd.                                               1,908,000      959,577       0.0%
    Melco International Development, Ltd.                           257,000      951,501       0.0%
    MTR Corp., Ltd.                                               1,816,502   10,206,489       0.1%
    New World Development Co., Ltd.                              21,640,810   31,736,686       0.2%
#   NWS Holdings, Ltd.                                            2,739,400    5,401,582       0.0%
    Orient Overseas International, Ltd.                              72,000      684,609       0.0%
    Shangri-La Asia, Ltd.                                         3,398,000    6,612,898       0.1%
    Sino Land Co., Ltd.                                           6,686,217   11,541,579       0.1%
    SJM Holdings, Ltd.                                            2,332,000    2,335,797       0.0%
    Sun Hung Kai Properties, Ltd.                                 3,420,920   55,091,971       0.4%
    Swire Pacific, Ltd. Class A                                   2,529,000   24,989,829       0.2%
    Swire Pacific, Ltd. Class B                                   2,685,000    4,524,549       0.0%
    Wharf Holdings, Ltd. (The)                                    5,144,990   17,116,636       0.1%
    Wheelock & Co., Ltd.                                          3,620,000   26,857,541       0.2%
    Yue Yuen Industrial Holdings, Ltd.                            1,612,000    4,568,349       0.0%
                                                                            ------------       ---
TOTAL HONG KONG                                                              359,174,125       2.7%
                                                                            ------------       ---
IRELAND -- (0.2%)
    AIB Group P.L.C.                                                  9,357       55,762       0.0%
    Bank of Ireland Group P.L.C.                                  1,584,425   14,214,509       0.1%
    CRH P.L.C.                                                      293,793   10,433,000       0.1%
    CRH P.L.C. Sponsored ADR                                        198,709    7,026,350       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
IRELAND -- (Continued)
    Paddy Power Betfair P.L.C.                                       13,978 $  1,383,278       0.0%
                                                                            ------------       ---
TOTAL IRELAND                                                                 33,112,899       0.2%
                                                                            ------------       ---
ISRAEL -- (0.3%)
    Bank Hapoalim BM                                              2,464,097   16,828,339       0.1%
    Bank Leumi Le-Israel BM                                       3,728,087   21,994,405       0.2%
    Mizrahi Tefahot Bank, Ltd.                                      103,338    1,888,725       0.0%
                                                                            ------------       ---
TOTAL ISRAEL                                                                  40,711,469       0.3%
                                                                            ------------       ---
ITALY -- (1.8%)
    Eni SpA                                                         535,545   10,469,049       0.1%
    Fiat Chrysler Automobiles NV(BRJFWP3)                         1,384,361   30,758,797       0.2%
    Fiat Chrysler Automobiles NV(N31738102)                         983,033   21,459,610       0.1%
    Intesa Sanpaolo SpA                                           2,890,203   10,994,201       0.1%
    Mediobanca Banca di Credito Finanziario SpA                   1,878,911   22,767,735       0.2%
#*  Telecom Italia SpA                                           43,938,462   43,345,569       0.3%
#*  Telecom Italia SpA Sponsored ADR                              1,847,002   18,488,490       0.1%
#   UniCredit SpA                                                 4,747,111  102,916,952       0.8%
                                                                            ------------       ---
TOTAL ITALY                                                                  261,200,403       1.9%
                                                                            ------------       ---
JAPAN -- (21.5%)
    Aeon Co., Ltd.                                                  695,500   13,897,668       0.1%
    Aisin Seiki Co., Ltd.                                           178,900    9,691,889       0.1%
    Alfresa Holdings Corp.                                          140,900    3,108,825       0.0%
    Amada Holdings Co., Ltd.                                        242,900    2,915,842       0.0%
    Aoyama Trading Co., Ltd.                                         41,900    1,613,745       0.0%
    Asahi Glass Co., Ltd.                                           859,800   35,682,709       0.3%
    Asahi Kasei Corp.                                               819,000   11,261,437       0.1%
    Bank of Kyoto, Ltd. (The)                                       113,679    6,833,871       0.1%
    Canon Marketing Japan, Inc.                                     153,100    3,327,008       0.0%
    Chiba Bank, Ltd. (The)                                        1,064,000    8,584,795       0.1%
    Chugoku Bank, Ltd. (The)                                        256,900    2,983,637       0.0%
    Citizen Watch Co., Ltd.                                       1,064,500    7,931,394       0.1%
    Coca-Cola Bottlers Japan Holdings, Inc.                          80,257    3,451,808       0.0%
    Concordia Financial Group, Ltd.                               2,530,100   14,709,338       0.1%
    Credit Saison Co., Ltd.                                         211,100    3,780,692       0.0%
    Dai Nippon Printing Co., Ltd.                                   460,900    9,924,208       0.1%
    Dai-ichi Life Holdings, Inc.                                  1,751,200   34,765,778       0.3%
    Daicel Corp.                                                    686,500    7,921,008       0.1%
    Daido Steel Co., Ltd.                                            83,500    4,509,049       0.0%
    Daiwa Securities Group, Inc.                                  4,124,000   25,298,824       0.2%
#   Dena Co., Ltd.                                                  155,400    2,961,870       0.0%
    Denka Co., Ltd.                                                 234,800    8,359,189       0.1%
    Denso Corp.                                                     160,500    8,440,188       0.1%
    DIC Corp.                                                       297,800   10,105,821       0.1%
#   Dowa Holdings Co., Ltd.                                          55,500    2,085,733       0.0%
    Ebara Corp.                                                     266,800   10,190,559       0.1%
    Fuji Media Holdings, Inc.                                        52,200      855,823       0.0%
    FUJIFILM Holdings Corp.                                       1,123,900   45,198,869       0.3%
    Fukuoka Financial Group, Inc.                                 1,687,000    9,032,386       0.1%
#   Fukuyama Transporting Co., Ltd.                                  15,900      663,481       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
JAPAN -- (Continued)
    Glory, Ltd.                                                     185,800 $  6,388,959       0.0%
    Gunma Bank, Ltd. (The)                                          604,496    3,527,949       0.0%
    H2O Retailing Corp.                                             268,800    5,058,204       0.0%
    Hachijuni Bank, Ltd. (The)                                      622,531    3,287,571       0.0%
    Hankyu Hanshin Holdings, Inc.                                   621,600   24,452,245       0.2%
    Hiroshima Bank, Ltd. (The)                                      381,000    2,899,305       0.0%
    Hitachi Capital Corp.                                           168,800    4,510,591       0.0%
    Hitachi Chemical Co., Ltd.                                      320,500    7,029,775       0.1%
    Hitachi Metals, Ltd.                                            675,900    7,724,420       0.1%
    Hitachi Transport System, Ltd.                                  105,000    2,812,070       0.0%
    Hitachi, Ltd.                                                10,604,000   77,393,891       0.6%
    Hokuhoku Financial Group, Inc.                                  191,900    2,838,880       0.0%
    Honda Motor Co., Ltd.                                         4,474,100  153,846,114       1.1%
    Honda Motor Co., Ltd. Sponsored ADR                              26,040      894,734       0.0%
    House Foods Group, Inc.                                          64,900    2,285,730       0.0%
    Ibiden Co., Ltd.                                                476,900    7,875,508       0.1%
    Idemitsu Kosan Co., Ltd.                                        573,496   22,404,135       0.2%
    IHI Corp.                                                        49,900    1,631,040       0.0%
    Iida Group Holdings Co., Ltd.                                   567,600   11,065,011       0.1%
    Inpex Corp.                                                   2,451,200   31,335,658       0.2%
    Isetan Mitsukoshi Holdings, Ltd.                                606,900    6,751,885       0.1%
    Isuzu Motors, Ltd.                                               83,900    1,280,674       0.0%
    ITOCHU Corp.                                                    986,900   19,736,435       0.1%
    Iyo Bank, Ltd. (The)                                            492,300    3,891,014       0.0%
    J Front Retailing Co., Ltd.                                     748,600   12,128,882       0.1%
    Japan Post Holdings Co., Ltd.                                   780,500    9,484,108       0.1%
    JFE Holdings, Inc.                                            1,980,900   40,652,709       0.3%
    JGC Corp.                                                        20,200      495,081       0.0%
    JSR Corp.                                                       234,100    4,409,990       0.0%
    JTEKT Corp.                                                     814,700   13,181,956       0.1%
    JXTG Holdings, Inc.                                           7,687,103   50,110,401       0.4%
    K's Holdings Corp.                                              304,400    4,390,379       0.0%
    Kamigumi Co., Ltd.                                              225,800    5,083,117       0.0%
    Kaneka Corp.                                                  1,156,542   11,428,094       0.1%
    Kawasaki Heavy Industries, Ltd.                                 138,000    4,613,627       0.0%
#*  Kawasaki Kisen Kaisha, Ltd.                                     195,599    4,523,270       0.0%
    Kinden Corp.                                                    200,200    3,491,663       0.0%
    Kobe Steel, Ltd.                                              1,348,600   13,872,452       0.1%
    Konica Minolta, Inc.                                          2,063,500   17,712,695       0.1%
    Kuraray Co., Ltd.                                             1,406,600   23,425,727       0.2%
    Kurita Water Industries, Ltd.                                     7,500      242,878       0.0%
    Kyocera Corp.                                                   282,900   18,075,379       0.1%
    Kyushu Financial Group, Inc.                                    514,749    2,524,824       0.0%
    LIXIL Group Corp.                                               543,700   12,176,650       0.1%
    Marubeni Corp.                                                3,380,400   25,385,295       0.2%
#   Maruichi Steel Tube, Ltd.                                        22,700      774,798       0.0%
    Mazda Motor Corp.                                             2,878,100   40,016,844       0.3%
    Mebuki Financial Group, Inc.                                  1,177,020    4,568,511       0.0%
    Medipal Holdings Corp.                                          483,650   10,375,662       0.1%
    Mitsubishi Chemical Holdings Corp.                            1,603,000   15,163,742       0.1%
    Mitsubishi Corp.                                              2,342,100   64,584,694       0.5%
    Mitsubishi Gas Chemical Co., Inc.                               570,500   13,369,927       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
JAPAN -- (Continued)
#   Mitsubishi Heavy Industries, Ltd.                             1,070,100 $42,302,908       0.3%
    Mitsubishi Logistics Corp.                                       40,000     922,604       0.0%
    Mitsubishi Materials Corp.                                      518,200  15,772,558       0.1%
    Mitsubishi Motors Corp.                                         165,700   1,233,107       0.0%
#   Mitsubishi UFJ Financial Group, Inc.                         12,800,606  85,781,239       0.6%
#   Mitsubishi UFJ Financial Group, Inc. Sponsored ADR            4,469,376  29,855,432       0.2%
    Mitsubishi UFJ Lease & Finance Co., Ltd.                      1,638,400  10,415,425       0.1%
    Mitsui & Co., Ltd.                                            1,156,000  20,834,793       0.2%
    Mitsui & Co., Ltd. Sponsored ADR                                 11,723   4,237,923       0.0%
    Mitsui Chemicals, Inc.                                          633,960  18,173,207       0.1%
    Mitsui Fudosan Co., Ltd.                                        878,200  22,495,475       0.2%
#   Mitsui OSK Lines, Ltd.                                          429,300  12,716,544       0.1%
    Mizuho Financial Group, Inc.                                 33,555,400  60,709,660       0.5%
    Mizuho Financial Group, Inc. ADR                                184,055     669,960       0.0%
    MS&AD Insurance Group Holdings, Inc.                            826,753  27,858,442       0.2%
    NEC Corp.                                                     1,086,410  29,778,576       0.2%
    NGK Spark Plug Co., Ltd.                                         16,000     410,348       0.0%
    NH Foods, Ltd.                                                  299,567  13,087,046       0.1%
    NHK Spring Co., Ltd.                                            727,500   8,039,346       0.1%
    Nikon Corp.                                                      36,000     626,417       0.0%
    Nippo Corp.                                                     235,900   5,410,344       0.0%
    Nippon Electric Glass Co., Ltd.                                 145,800   4,201,669       0.0%
    Nippon Express Co., Ltd.                                        352,924  26,663,416       0.2%
    Nippon Paper Industries Co., Ltd.                               451,300   8,643,378       0.1%
    Nippon Shokubai Co., Ltd.                                       102,400   6,958,083       0.1%
    Nippon Steel & Sumitomo Metal Corp.                           2,142,693  46,584,856       0.3%
    Nippon Yusen K.K.                                               771,300  16,405,959       0.1%
    Nissan Motor Co., Ltd.                                        6,443,700  67,790,734       0.5%
    Nisshin Seifun Group, Inc.                                       41,700     911,195       0.0%
    Nisshinbo Holdings, Inc.                                        415,400   5,854,014       0.0%
    NOK Corp.                                                       385,220   7,878,262       0.1%
    Nomura Holdings, Inc.                                         8,175,402  47,086,649       0.4%
    Nomura Real Estate Holdings, Inc.                               470,500  11,643,184       0.1%
    NSK, Ltd.                                                        29,000     388,069       0.0%
    NTN Corp.                                                     1,649,000   7,253,066       0.1%
    Obayashi Corp.                                                  514,182   5,921,429       0.0%
    Oji Holdings Corp.                                            3,851,000  27,090,231       0.2%
    ORIX Corp.                                                    3,210,200  56,303,208       0.4%
    Resona Holdings, Inc.                                         6,274,800  35,653,911       0.3%
    Ricoh Co., Ltd.                                               3,215,400  31,418,568       0.2%
#   Rohm Co., Ltd.                                                   13,300   1,232,418       0.0%
    Sankyo Co., Ltd.                                                 73,900   2,590,722       0.0%
    SBI Holdings, Inc.                                              518,800  13,081,691       0.1%
    Sega Sammy Holdings, Inc.                                       280,500   4,607,689       0.0%
    Seino Holdings Co., Ltd.                                        413,700   7,748,912       0.1%
    Sekisui Chemical Co., Ltd.                                       58,500   1,034,870       0.0%
    Sekisui House, Ltd.                                           1,967,400  36,059,645       0.3%
    Shimamura Co., Ltd.                                              16,300   1,896,884       0.0%
    Shimizu Corp.                                                   381,000   3,769,546       0.0%
    Shinsei Bank, Ltd.                                              313,400   4,879,506       0.0%
    Shizuoka Bank, Ltd. (The)                                       851,000   8,629,834       0.1%
    Sojitz Corp.                                                  3,179,600  10,466,472       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
JAPAN -- (Continued)
    Sompo Holdings, Inc.                                           493,110 $   20,646,567       0.2%
    Sumitomo Chemical Co., Ltd.                                  7,243,000     41,441,913       0.3%
#   Sumitomo Corp.                                                 970,000     17,412,021       0.1%
    Sumitomo Dainippon Pharma Co., Ltd.                             37,700        685,642       0.0%
    Sumitomo Electric Industries, Ltd.                           3,010,500     46,087,926       0.3%
    Sumitomo Forestry Co., Ltd.                                    541,600      8,974,440       0.1%
    Sumitomo Heavy Industries, Ltd.                                461,300     17,626,408       0.1%
    Sumitomo Metal Mining Co., Ltd.                                166,000      7,081,618       0.1%
    Sumitomo Mitsui Financial Group, Inc.                        2,854,200    118,958,037       0.9%
    Sumitomo Mitsui Trust Holdings, Inc.                           405,244     17,185,196       0.1%
    Sumitomo Rubber Industries, Ltd.                               696,800     12,443,231       0.1%
    Suzuken Co., Ltd.                                              113,000      4,858,824       0.0%
    T&D Holdings, Inc.                                           1,338,500     22,733,064       0.2%
    Taiheiyo Cement Corp.                                          279,821     10,566,036       0.1%
    Taisho Pharmaceutical Holdings Co., Ltd.                         2,000        191,301       0.0%
    Takashimaya Co., Ltd.                                          832,634      7,150,195       0.1%
    TDK Corp.                                                      399,200     34,406,571       0.3%
    Teijin, Ltd.                                                   771,690     14,508,433       0.1%
    Toda Corp.                                                     321,000      2,646,862       0.0%
    Tokai Rika Co., Ltd.                                           165,500      3,306,203       0.0%
    Tokio Marine Holdings, Inc.                                  1,011,819     47,755,068       0.4%
    Tokyo Broadcasting System Holdings, Inc.                        56,000      1,244,760       0.0%
    Tokyo Tatemono Co., Ltd.                                       488,100      7,433,351       0.1%
    Tokyu Fudosan Holdings Corp.                                 1,964,300     15,458,050       0.1%
    Toppan Printing Co., Ltd.                                    1,370,000     11,456,173       0.1%
    Tosoh Corp.                                                    603,000     10,666,063       0.1%
    Toyo Seikan Group Holdings, Ltd.                               503,949      7,928,700       0.1%
    Toyoda Gosei Co., Ltd.                                         268,100      6,769,252       0.1%
    Toyota Industries Corp.                                        198,500     11,705,729       0.1%
    Toyota Motor Corp.                                           5,457,190    357,840,739       2.7%
    Toyota Motor Corp. Sponsored ADR                               298,425     39,087,706       0.3%
    Toyota Tsusho Corp.                                            823,300     29,520,641       0.2%
    TS Tech Co., Ltd.                                               41,200      1,666,934       0.0%
    TV Asahi Holdings Corp.                                         31,700        743,416       0.0%
    Ube Industries, Ltd.                                           460,500     14,028,754       0.1%
    Universal Entertainment Corp.                                   10,500        498,777       0.0%
#   Yamada Denki Co., Ltd.                                       2,456,700     12,849,715       0.1%
    Yamaguchi Financial Group, Inc.                                320,148      3,999,140       0.0%
    Yokohama Rubber Co., Ltd. (The)                                479,000     11,278,573       0.1%
    Zeon Corp.                                                      65,000        839,429       0.0%
                                                                           --------------      ----
TOTAL JAPAN                                                                 3,070,933,479      22.9%
                                                                           --------------      ----
NETHERLANDS -- (3.6%)
    ABN AMRO Group NV                                            1,000,856     31,037,775       0.2%
    Aegon NV(5927375)                                            4,840,384     35,474,132       0.3%
    Aegon NV(007924103)                                            211,963      1,538,851       0.0%
    Akzo Nobel NV                                                   33,168      3,003,638       0.0%
*   ArcelorMittal(BD4H9V1)                                         726,121     24,571,938       0.2%
*   ArcelorMittal(BYPBS67)                                       1,780,735     60,355,602       0.5%
    Coca-Cola European Partners P.L.C.                              31,954      1,261,257       0.0%
    ING Groep NV                                                 5,655,087     95,291,100       0.7%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
NETHERLANDS -- (Continued)
    ING Groep NV Sponsored ADR                                    1,003,902 $ 16,855,515       0.1%
#   Koninklijke Ahold Delhaize NV                                 4,888,298  117,927,633       0.9%
    Koninklijke Ahold Delhaize NV Sponsored ADR                     211,969    5,087,256       0.0%
    Koninklijke DSM NV                                              656,841   67,886,329       0.5%
    Koninklijke Philips NV(2614313)                                  32,443    1,369,743       0.0%
    Koninklijke Philips NV(5986622)                                 269,643   11,412,965       0.1%
    NN Group NV                                                     739,761   35,452,819       0.3%
    Randstad NV                                                      71,675    4,613,240       0.0%
                                                                            ------------       ---
TOTAL NETHERLANDS                                                            513,139,793       3.8%
                                                                            ------------       ---
NEW ZEALAND -- (0.2%)
    Air New Zealand, Ltd.                                         2,720,019    6,241,247       0.1%
    Auckland International Airport, Ltd.                          1,104,366    4,941,690       0.0%
    EBOS Group, Ltd.                                                 10,032      125,333       0.0%
    Fletcher Building, Ltd.                                       1,637,344    7,251,838       0.1%
#   Fonterra Co-operative Group, Ltd.                               200,886      808,848       0.0%
    SKYCITY Entertainment Group, Ltd.                               250,735      712,436       0.0%
                                                                            ------------       ---
TOTAL NEW ZEALAND                                                             20,081,392       0.2%
                                                                            ------------       ---
NORWAY -- (0.7%)
    Aker ASA Class A                                                 35,437    2,214,793       0.0%
    Austevoll Seafood ASA                                            90,175    1,085,279       0.0%
    DNB ASA                                                       1,228,180   22,968,609       0.2%
    Norsk Hydro ASA                                               2,442,037   15,252,847       0.1%
    Norsk Hydro ASA Sponsored ADR                                    46,000      287,960       0.0%
    SpareBank 1 SR-Bank ASA                                         247,289    2,445,670       0.0%
    Statoil ASA                                                     849,564   21,725,647       0.2%
#   Storebrand ASA                                                  867,737    7,415,900       0.1%
#   Subsea 7 SA                                                     985,246   13,765,582       0.1%
    Yara International ASA                                          377,295   15,913,763       0.1%
                                                                            ------------       ---
TOTAL NORWAY                                                                 103,076,050       0.8%
                                                                            ------------       ---
PORTUGAL -- (0.1%)
    EDP Renovaveis SA                                               541,158    5,196,727       0.0%
                                                                            ------------       ---
SINGAPORE -- (0.9%)
    CapitaLand, Ltd.                                              6,764,900   19,075,977       0.1%
    City Developments, Ltd.                                       1,661,200   15,786,220       0.1%
    Frasers Property, Ltd.                                          485,400      741,244       0.0%
    Golden Agri-Resources, Ltd.                                  13,299,300    3,448,330       0.0%
    Hongkong Land Holdings, Ltd.                                    107,500      776,928       0.0%
    Hutchison Port Holdings Trust                                16,251,500    5,418,266       0.0%
    Keppel Corp., Ltd.                                            4,631,400   28,405,120       0.2%
    Olam International, Ltd.                                        204,800      350,387       0.0%
    SembCorp Industries, Ltd.                                     4,298,500    9,901,254       0.1%
    Singapore Airlines, Ltd.                                      2,593,000   21,157,241       0.2%
    United Industrial Corp., Ltd.                                 1,867,970    4,589,418       0.0%
    UOL Group, Ltd.                                               1,165,974    7,700,819       0.1%
    Wilmar International, Ltd.                                    2,504,700    6,127,562       0.1%
                                                                            ------------       ---
TOTAL SINGAPORE                                                              123,478,766       0.9%
                                                                            ------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
SPAIN -- (2.5%)
    Banco de Sabadell SA                                         18,523,466 $ 36,248,339       0.3%
#   Banco Santander SA                                           30,929,715  199,834,457       1.5%
#   Banco Santander SA Sponsored ADR                                 70,430      459,204       0.0%
    Bankia SA                                                       229,466    1,006,807       0.0%
    Mapfre SA                                                       141,456      490,708       0.0%
    Repsol SA                                                     6,302,748  120,274,102       0.9%
                                                                            ------------       ---
TOTAL SPAIN                                                                  358,313,617       2.7%
                                                                            ------------       ---
SWEDEN -- (2.4%)
*   Arjo AB Class B                                                 148,151      438,902       0.0%
    BillerudKorsnas AB                                              105,668    1,552,644       0.0%
#   Boliden AB                                                    1,273,315   44,119,894       0.3%
    Essity AB Class A                                                21,843      553,040       0.0%
#   Getinge AB Class B                                              255,437    2,379,916       0.0%
    Holmen AB(BDQQ1Q5)                                              476,284   11,743,841       0.1%
    Holmen AB(BDQQ198)                                                5,562      145,455       0.0%
#   ICA Gruppen AB                                                    9,177      284,949       0.0%
#   Intrum Justitia AB                                               27,251      723,155       0.0%
#   Millicom International Cellular SA                              123,600    8,187,099       0.1%
    Nordea Bank AB                                                7,285,616   74,099,452       0.6%
    Skandinaviska Enskilda Banken AB Class A                      4,352,124   40,857,875       0.3%
#   Skandinaviska Enskilda Banken AB Class C                         28,685      289,239       0.0%
#   SSAB AB Class A                                                 488,788    2,763,622       0.0%
    SSAB AB Class B                                               1,231,759    5,572,807       0.0%
#   Svenska Cellulosa AB SCA Class A                                 63,918      718,365       0.0%
    Svenska Cellulosa AB SCA Class B                              2,018,807   22,357,607       0.2%
    Svenska Handelsbanken AB Class A                              2,680,553   29,894,216       0.2%
#   Svenska Handelsbanken AB Class B                                 26,361      313,904       0.0%
    Swedbank AB Class A                                             241,976    5,256,509       0.0%
    Tele2 AB Class B                                                614,314    7,962,686       0.1%
#   Telefonaktiebolaget LM Ericsson Class A                          28,098      214,664       0.0%
    Telefonaktiebolaget LM Ericsson Class B                       4,180,669   31,871,181       0.2%
#   Telefonaktiebolaget LM Ericsson Sponsored ADR                    74,244      560,542       0.0%
    Telia Co. AB                                                  7,369,423   36,284,886       0.3%
#   Trelleborg AB Class B                                           330,139    7,714,935       0.1%
                                                                            ------------       ---
TOTAL SWEDEN                                                                 336,861,385       2.5%
                                                                            ------------       ---
SWITZERLAND -- (6.9%)
    ABB, Ltd.                                                       116,058    2,705,957       0.0%
    Adecco Group AG                                                 683,506   45,265,311       0.3%
    Baloise Holding AG                                              216,241   34,275,256       0.3%
    Banque Cantonale Vaudoise                                           468      372,975       0.0%
    Cie Financiere Richemont SA                                     863,598   82,092,467       0.6%
    Clariant AG                                                   1,276,330   29,464,459       0.2%
    Credit Suisse Group AG                                        1,363,427   22,995,873       0.2%
#   Credit Suisse Group AG Sponsored ADR                          1,052,790   17,655,288       0.1%
#*  Dufry AG                                                        152,017   21,500,957       0.2%
    Flughafen Zurich AG                                              25,219    5,266,492       0.0%
#   Helvetia Holding AG                                               2,332    1,385,235       0.0%
    Julius Baer Group, Ltd.                                         634,580   37,661,255       0.3%
    LafargeHolcim, Ltd.                                             822,246   45,676,996       0.4%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
SWITZERLAND -- (Continued)
    LafargeHolcim, Ltd.                                              375,078 $ 20,926,629       0.2%
#   Lonza Group AG                                                    16,770    4,097,445       0.0%
    Novartis AG                                                    2,466,298  189,841,544       1.4%
    Novartis AG Sponsored ADR                                        395,376   30,321,385       0.2%
    Swatch Group AG (The)(7184736)                                   176,687   15,743,453       0.1%
#   Swatch Group AG (The)(7184725)                                   139,269   66,873,827       0.5%
    Swiss Life Holding AG                                            104,266   36,474,201       0.3%
    Swiss Re AG                                                      692,371   65,961,648       0.5%
    UBS Group AG(BRJL176)                                          3,568,514   59,897,119       0.5%
*   UBS Group AG(H42097107)                                          588,815    9,892,092       0.1%
#   Vifor Pharma AG                                                   23,955    3,780,368       0.0%
    Zurich Insurance Group AG                                        429,441  137,178,664       1.0%
                                                                             ------------       ---
TOTAL SWITZERLAND                                                             987,306,896       7.4%
                                                                             ------------       ---
UNITED KINGDOM -- (15.6%)
#   Anglo American P.L.C.                                          5,924,428  139,397,348       1.0%
    Antofagasta P.L.C.                                               156,105    2,085,706       0.0%
    Aviva P.L.C.                                                   5,717,314   41,540,109       0.3%
    Barclays P.L.C.                                                2,463,031    7,022,348       0.1%
    Barclays P.L.C. Sponsored ADR                                  5,064,733   58,447,019       0.4%
    Barratt Developments P.L.C.                                    2,687,603   20,608,686       0.2%
    BHP Billiton P.L.C.                                                6,454      137,615       0.0%
    BP P.L.C. Sponsored ADR                                        8,549,806  381,235,850       2.8%
    Glencore P.L.C.                                               16,161,461   77,849,658       0.6%
    HSBC Holdings P.L.C.                                          16,748,580  166,748,482       1.3%
#   HSBC Holdings P.L.C. Sponsored ADR                             2,762,772  138,856,920       1.0%
    Investec P.L.C.                                                  164,899    1,304,478       0.0%
    J Sainsbury P.L.C.                                             8,162,535   34,634,983       0.3%
    John Wood Group P.L.C.                                           288,222    2,246,678       0.0%
    Kingfisher P.L.C.                                              7,427,275   30,974,930       0.2%
    Lloyds Banking Group P.L.C.                                  175,809,723  155,933,876       1.2%
#   Lloyds Banking Group P.L.C. ADR                                1,479,223    5,280,826       0.0%
    Mediclinic International P.L.C.                                   54,336      499,989       0.0%
    Old Mutual P.L.C.                                              2,864,108    9,867,046       0.1%
#   Pearson P.L.C.                                                   748,020    8,575,771       0.1%
#   Pearson P.L.C. Sponsored ADR                                   1,119,256   12,781,903       0.1%
*   Royal Bank of Scotland Group P.L.C.                            2,796,353   10,355,439       0.1%
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR                632,031    4,727,592       0.0%
    Royal Dutch Shell P.L.C. Class A                                 454,759   15,821,608       0.1%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A                3,259,405  227,832,383       1.7%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B                3,591,667  260,108,524       1.9%
    Royal Mail P.L.C.                                              2,144,092   17,099,037       0.1%
    Shire P.L.C.(B39JBM7)                                             86,843   13,845,379       0.1%
    Shire P.L.C.(B2QKY05)                                            293,960   15,653,329       0.1%
    Standard Chartered P.L.C.                                      5,065,521   53,208,365       0.4%
    Standard Life Aberdeen P.L.C.                                    341,936    1,710,600       0.0%
    Vodafone Group P.L.C.                                         58,351,986  170,283,365       1.3%
    Vodafone Group P.L.C. Sponsored ADR                            4,011,201  117,969,429       0.9%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                    SHARES       VALUE++     OF NET ASSETS**
                                                                  ---------- --------------- ---------------
UNITED KINGDOM -- (Continued)
     WM Morrison Supermarkets P.L.C.                               7,577,829 $    25,273,295        0.2%
                                                                             ---------------      -----
TOTAL UNITED KINGDOM                                                           2,229,918,566       16.6%
                                                                             ---------------      -----
TOTAL COMMON STOCKS                                                           13,008,703,027       97.0%
                                                                             ---------------      -----
PREFERRED STOCKS -- (1.2%)
GERMANY -- (1.2%)
     Bayerische Motoren Werke AG                                      98,507       9,510,692        0.1%
     Porsche Automobil Holding SE                                    294,114      24,990,596        0.2%
     Volkswagen AG                                                   652,333     134,533,773        1.0%
                                                                             ---------------      -----
TOTAL GERMANY                                                                    169,035,061        1.3%
                                                                             ---------------      -----
TOTAL PREFERRED STOCKS                                                           169,035,061        1.3%
                                                                             ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
NEW ZEALAND -- (0.0%)
*    Fletcher Building, Ltd. Rights 05/18/18                         299,880              --        0.0%
                                                                             ---------------      -----
TOTAL INVESTMENT SECURITIES                                                   13,177,738,088
                                                                             ---------------

                                                                                 VALUE+
                                                                             ---------------
SECURITIES LENDING COLLATERAL -- (7.6%)
(S)@ DFA Short Term Investment Fund                               94,025,959   1,087,880,349        8.1%
                                                                             ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $12,070,115,739)                         $14,265,618,437      106.4%
                                                                             ===============      =====

At April 30, 2018, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                        NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION             CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------             --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index Future      92     06/15/18  $  9,315,658 $  9,321,900  $     6,242
S&P 500(R) Emini Index     784     06/15/18   105,455,996  103,762,400   (1,693,596)
                                             ------------ ------------  -----------
TOTAL FUTURES CONTRACTS                      $114,771,654 $113,084,300  $(1,687,354)
                                             ============ ============  ===========

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------------
                                   LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               --------------  --------------- ------- ---------------
Common Stocks
   Australia                   $    4,556,253  $   680,171,960   --    $   684,728,213
   Austria                                 --        7,304,994   --          7,304,994
   Belgium                                 --      144,540,784   --        144,540,784
   Canada                       1,094,957,955               --   --      1,094,957,955
   Denmark                                 --      203,035,875   --        203,035,875
   Finland                          2,263,361      144,236,052   --        146,499,413
   France                                  --    1,357,177,457   --      1,357,177,457
   Germany                         77,629,919      850,322,850   --        927,952,769
   Hong Kong                               --      359,174,125   --        359,174,125
   Ireland                          7,026,350       26,086,549   --         33,112,899
   Israel                                  --       40,711,469   --         40,711,469
   Italy                           39,948,100      221,252,303   --        261,200,403
   Japan                           74,745,755    2,996,187,724   --      3,070,933,479
   Netherlands                     49,423,303      463,716,490   --        513,139,793
   New Zealand                             --       20,081,392   --         20,081,392
   Norway                             287,960      102,788,090   --        103,076,050
   Portugal                                --        5,196,727   --          5,196,727
   Singapore                               --      123,478,766   --        123,478,766
   Spain                              459,204      357,854,413   --        358,313,617
   Sweden                             705,997      336,155,388   --        336,861,385
   Switzerland                     57,868,765      929,438,131   --        987,306,896
   United Kingdom               1,221,085,825    1,008,832,741   --      2,229,918,566
Preferred Stocks
   Germany                                 --      169,035,061   --        169,035,061
Securities Lending Collateral              --    1,087,880,349   --      1,087,880,349
Futures Contracts**                (1,687,354)              --   --         (1,687,354)
                               --------------  ---------------   --    ---------------
TOTAL                          $2,629,271,393  $11,634,659,690   --    $14,263,931,083
                               ==============  ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
COMMON STOCKS -- (94.1%)
Consumer Discretionary -- (18.6%)
#   Adastria Co., Ltd.                                           186,240 $ 3,230,932       0.1%
    Adventure, Inc.                                                5,900     830,166       0.0%
#   Aeon Fantasy Co., Ltd.                                        49,332   2,594,301       0.1%
*   AGORA Hospitality Group Co., Ltd.                            372,000     118,503       0.0%
    Ahresty Corp.                                                137,600   1,248,966       0.0%
#*  Aigan Co., Ltd.                                               86,100     348,676       0.0%
    Aisan Industry Co., Ltd.                                     241,800   2,494,740       0.1%
#*  Akebono Brake Industry Co., Ltd.                             630,900   1,620,638       0.1%
    Alpen Co., Ltd.                                              122,400   2,687,208       0.1%
    Alpha Corp.                                                   41,200     669,377       0.0%
    Alpine Electronics, Inc.                                     277,500   5,247,504       0.1%
    Amiyaki Tei Co., Ltd.                                         26,600   1,306,389       0.0%
    Amuse, Inc.                                                   73,898   2,151,629       0.1%
*   Anrakutei Co., Ltd.                                            1,800      76,811       0.0%
    AOI TYO Holdings, Inc.                                       109,931   1,528,384       0.0%
    AOKI Holdings, Inc.                                          247,700   3,800,480       0.1%
    Aoyama Trading Co., Ltd.                                     315,300  12,143,526       0.3%
    Arata Corp.                                                   77,200   4,575,335       0.1%
    Arcland Sakamoto Co., Ltd.                                   192,500   3,037,117       0.1%
    Arcland Service Holdings Co., Ltd.                           106,300   2,267,951       0.1%
    As-me ESTELLE Co., Ltd.                                       12,600     101,564       0.0%
    Asahi Broadcasting Group Holdings Corp.                       62,100     500,668       0.0%
    Asahi Co., Ltd.                                              105,600   1,297,163       0.0%
    Asante, Inc.                                                  37,400     670,699       0.0%
#   Ashimori Industry Co., Ltd.                                   28,699     637,567       0.0%
    ASKUL Corp.                                                   87,300   2,745,103       0.1%
#   Asrapport Dining Co., Ltd.                                    99,000     510,756       0.0%
#   Asti Corp.                                                    17,900     679,416       0.0%
#   Atom Corp.                                                   642,100   5,797,035       0.1%
    Atsugi Co., Ltd.                                             112,600   1,269,204       0.0%
    Autobacs Seven Co., Ltd.                                     482,200   9,102,640       0.2%
    Avex, Inc.                                                   247,100   3,410,936       0.1%
    Baroque Japan, Ltd.                                           87,000     914,088       0.0%
    Beauty Garage, Inc.                                            5,100     115,387       0.0%
    Belluna Co., Ltd.                                            276,800   3,219,508       0.1%
    Bic Camera, Inc.                                             331,600   5,434,239       0.1%
    Bookoff Corp.                                                 59,400     453,402       0.0%
    BRONCO BILLY Co., Ltd.                                        68,300   2,675,855       0.1%
#   Can Do Co., Ltd.                                              58,900     978,070       0.0%
    Central Automotive Products, Ltd.                             79,300   1,229,892       0.0%
    Central Sports Co., Ltd.                                      44,100   1,498,943       0.0%
    CHIMNEY Co., Ltd.                                             33,700     893,557       0.0%
    Chiyoda Co., Ltd.                                            104,400   2,509,405       0.1%
#   Chofu Seisakusho Co., Ltd.                                   137,100   3,256,343       0.1%
    Chori Co., Ltd.                                               76,300   1,461,245       0.0%
    Choushimaru Co., Ltd.                                            600      31,156       0.0%
    Chuo Spring Co., Ltd.                                         20,000     640,144       0.0%
    Clarion Co., Ltd.                                            805,000   2,253,825       0.1%
    Cleanup Corp.                                                127,800   1,040,888       0.0%
#   Coco's Japan Co., Ltd.                                        49,200   1,027,960       0.0%
#   Colowide Co., Ltd.                                           396,100  10,075,830       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Corona Corp.                                                 103,100 $1,215,803       0.0%
    Create Restaurants Holdings, Inc.                            299,300  3,769,738       0.1%
    Cross Plus, Inc.                                               9,800     72,958       0.0%
*   D.A. Consortium Holdings, Inc.                               175,300  3,655,587       0.1%
    Daido Metal Co., Ltd.                                        228,900  2,715,865       0.1%
#   Daidoh, Ltd.                                                 171,100    725,397       0.0%
#   Daikoku Denki Co., Ltd.                                       56,700    936,300       0.0%
    Daikyonishikawa Corp.                                        253,900  4,563,566       0.1%
    Dainichi Co., Ltd.                                            69,100    509,116       0.0%
#   Daisyo Corp.                                                  47,200    742,666       0.0%
    Daiyu Lic Holdings Co., Ltd.                                  64,300    589,147       0.0%
#   DCM Holdings Co., Ltd.                                       667,500  6,641,737       0.2%
#   DD Holdings Co., Ltd.                                         27,000    672,948       0.0%
#   Descente, Ltd.                                               286,100  4,827,328       0.1%
    Doshisha Co., Ltd.                                           153,900  3,584,523       0.1%
    Doutor Nichires Holdings Co., Ltd.                           206,786  4,323,281       0.1%
#   Dynic Corp.                                                   42,200    407,084       0.0%
    Eagle Industry Co., Ltd.                                     171,600  3,094,692       0.1%
#   EAT&Co, Ltd.                                                  30,300    559,881       0.0%
#   EDION Corp.                                                  477,000  5,591,113       0.1%
#   ES-Con Japan, Ltd.                                           228,200  1,946,516       0.1%
    ESCRIT, Inc.                                                  52,300    403,329       0.0%
#   Evolable Asia Corp.                                           35,300    640,197       0.0%
    Exedy Corp.                                                  210,200  7,119,026       0.2%
    F-Tech, Inc.                                                  80,100  1,003,479       0.0%
    FCC Co., Ltd.                                                224,800  6,358,724       0.2%
#   Felissimo Corp.                                               20,000    250,474       0.0%
#   Fields Corp.                                                 101,400  1,103,262       0.0%
#   Fine Sinter Co., Ltd.                                          9,800    200,207       0.0%
#   First Juken Co., Ltd.                                         40,300    592,204       0.0%
    First-corp, Inc.                                              49,600    554,880       0.0%
    FJ Next Co., Ltd.                                            101,500    792,843       0.0%
    Foster Electric Co., Ltd.                                    155,800  3,649,822       0.1%
    France Bed Holdings Co., Ltd.                                150,600  1,354,263       0.0%
#*  FreakOut Holdings, Inc.                                       36,100    577,108       0.0%
    Fuji Co. Ltd/Ehime                                           147,400  3,219,340       0.1%
#   Fuji Corp.                                                    36,900    872,099       0.0%
    Fuji Corp., Ltd.                                             173,900  1,436,833       0.0%
#   Fuji Kyuko Co., Ltd.                                         154,200  4,283,242       0.1%
    Fuji Oozx, Inc.                                                  200      9,880       0.0%
    Fujibo Holdings, Inc.                                         72,900  2,813,945       0.1%
    Fujikura Rubber, Ltd.                                        134,600    950,918       0.0%
#   Fujio Food System Co., Ltd.                                   59,400  1,097,274       0.0%
#   Fujishoji Co., Ltd.                                           56,600    670,605       0.0%
    Fujita Kanko, Inc.                                            52,100  1,578,265       0.1%
    Fujitsu General, Ltd.                                        421,600  6,864,357       0.2%
    FuKoKu Co., Ltd.                                              61,500    563,097       0.0%
#*  Funai Electric Co., Ltd.                                     145,300  1,005,074       0.0%
#   Furukawa Battery Co., Ltd. (The)                              96,500    868,827       0.0%
    Furyu Corp.                                                   77,200    660,920       0.0%
    Futaba Industrial Co., Ltd.                                  408,400  3,264,052       0.1%
    G-Tekt Corp.                                                 132,800  2,565,418       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Gakken Holdings Co., Ltd.                                     31,300 $ 1,419,161       0.0%
    Gakkyusha Co., Ltd.                                           53,400     864,745       0.0%
#   Genki Sushi Co., Ltd.                                         34,800     896,653       0.0%
#   Geo Holdings Corp.                                           235,300   3,845,112       0.1%
#   Gfoot Co., Ltd.                                               88,800     644,612       0.0%
#   Global, Ltd. (The)                                            57,700     485,382       0.0%
    GLOBERIDE, Inc.                                               64,099   1,728,990       0.1%
#   Gokurakuyu Holdings Co., Ltd.                                 74,200     453,475       0.0%
    Goldwin, Inc.                                                 75,000   4,730,857       0.1%
#   Golf Digest Online, Inc.                                      69,000     748,275       0.0%
    Gourmet Kineya Co., Ltd.                                      59,000     629,390       0.0%
#   GSI Creos Corp.                                               39,100     578,345       0.0%
    Gunze, Ltd.                                                  119,500   7,340,366       0.2%
    H-One Co., Ltd.                                              132,000   1,601,449       0.1%
    H2O Retailing Corp.                                          325,100   6,117,641       0.2%
    Hagihara Industries, Inc.                                     83,200   1,447,042       0.0%
#   Hakuyosha Co., Ltd.                                           13,600     396,508       0.0%
#   Hamee Corp.                                                   41,500     629,046       0.0%
    Handsman Co., Ltd.                                            37,500     463,211       0.0%
    Happinet Corp.                                               106,600   1,476,732       0.0%
#   Harada Industry Co., Ltd.                                     54,500     535,355       0.0%
    Hard Off Corp. Co., Ltd.                                      60,900     632,723       0.0%
#   Haruyama Holdings, Inc.                                       56,500     560,513       0.0%
    Heian Ceremony Service Co., Ltd.                               8,300      68,265       0.0%
    Heiwa Corp.                                                  358,400   7,113,737       0.2%
    HI-LEX Corp.                                                  93,500   2,432,163       0.1%
    Hiday Hidaka Corp.                                           152,387   3,965,625       0.1%
#   Himaraya Co., Ltd.                                            35,900     393,238       0.0%
#   Hinokiya Group Co., Ltd.                                      42,200   1,490,279       0.0%
#   Hiramatsu, Inc.                                              240,300   1,122,766       0.0%
    HIS Co., Ltd.                                                282,100  10,294,918       0.2%
    Honeys Holdings Co., Ltd.                                    110,140   1,053,136       0.0%
#   Hoosiers Holdings                                            213,000   1,566,000       0.0%
#   Hotland Co., Ltd.                                             65,400     827,469       0.0%
#   House Do Co., Ltd.                                            22,600     825,411       0.0%
    HUB Co., Ltd.                                                 35,400     341,282       0.0%
#   I K K, Inc.                                                   65,900     473,459       0.0%
#   I.K Co., Ltd.                                                 34,200     527,812       0.0%
    IBJ, Inc.                                                    114,400   1,027,806       0.0%
    Ichibanya Co., Ltd.                                           89,158   3,712,249       0.1%
#   Ichikoh Industries, Ltd.                                     244,500   2,652,337       0.1%
    IDOM, Inc.                                                   469,800   3,394,404       0.1%
    IJT Technology Holdings Co., Ltd.                            160,380   1,315,184       0.0%
#   Imagica Robot Holdings, Inc.                                  98,700   1,089,738       0.0%
    Imasen Electric Industrial                                   119,900   1,338,058       0.0%
    Intage Holdings, Inc.                                        231,500   2,534,965       0.1%
#*  Izutsuya Co., Ltd.                                            61,699     198,453       0.0%
    Janome Sewing Machine Co., Ltd.                              127,600     848,571       0.0%
#   Japan Best Rescue System Co., Ltd.                           132,900     975,644       0.0%
    Japan Wool Textile Co., Ltd. (The)                           365,600   3,810,920       0.1%
#   JINS, Inc.                                                    91,400   4,949,813       0.1%
#   Joban Kosan Co., Ltd.                                         41,199     723,314       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Consumer Discretionary -- (Continued)
#   Jolly - Pasta Co., Ltd.                                         20,800 $  314,368       0.0%
    Joshin Denki Co., Ltd.                                         133,200  5,508,461       0.1%
    Joyful Honda Co., Ltd.                                          56,900  2,009,297       0.1%
#   JP-Holdings, Inc.                                              374,800  1,129,545       0.0%
#   JVC Kenwood Corp.                                            1,000,930  3,487,002       0.1%
*   Kadokawa Dwango                                                373,933  3,867,160       0.1%
    Kasai Kogyo Co., Ltd.                                          164,500  2,311,762       0.1%
    Kawai Musical Instruments Manufacturing Co., Ltd.               44,800  1,457,837       0.0%
    Keihin Corp.                                                   293,300  5,793,866       0.1%
#   Keiyo Co., Ltd.                                                226,400  1,180,009       0.0%
#   KFC Holdings Japan, Ltd.                                       105,200  1,927,300       0.1%
    Ki-Star Real Estate Co., Ltd.                                   45,700  1,214,756       0.0%
    King Co., Ltd.                                                  44,900    255,524       0.0%
*   Kintetsu Department Store Co., Ltd.                             56,100  1,997,057       0.1%
#   Kitamura Co., Ltd.                                              28,200    255,989       0.0%
*   KNT-CT Holdings Co., Ltd.                                       79,500  1,284,429       0.0%
    Kohnan Shoji Co., Ltd.                                         179,800  4,695,505       0.1%
*   Kojima Co., Ltd.                                               218,800    971,681       0.0%
#   Komatsu Seiren Co., Ltd.                                       219,700  2,142,528       0.1%
    KOMEDA Holdings Co., Ltd.                                      330,600  6,671,977       0.2%
    Komehyo Co., Ltd.                                               49,600    818,877       0.0%
    Komeri Co., Ltd.                                               205,600  5,487,366       0.1%
    Konaka Co., Ltd.                                               165,206    895,324       0.0%
    Koshidaka Holdings Co., Ltd.                                    79,000  4,779,081       0.1%
#   Kourakuen Corp.                                                 71,100  1,204,136       0.0%
    KU Holdings Co., Ltd.                                          130,900  1,385,283       0.0%
#   Kura Corp.                                                      72,800  5,231,362       0.1%
    Kurabo Industries, Ltd.                                      1,299,000  4,286,564       0.1%
    Kushikatsu Tanaka Co.                                           20,100    610,254       0.0%
    KYB Corp.                                                      144,300  6,951,883       0.2%
#   Kyoritsu Maintenance Co., Ltd.                                 208,562  9,822,711       0.2%
*   Laox Co., Ltd.                                                 206,900    968,556       0.0%
#   LEC, Inc.                                                       85,500  3,002,873       0.1%
    LIFULL Co., Ltd.                                               371,300  3,016,137       0.1%
#*  Litalico, Inc.                                                  38,500    581,218       0.0%
#   Look Holdings, Inc.                                            228,000    712,647       0.0%
#   Mamiya-Op Co., Ltd.                                             32,700    350,244       0.0%
    Mars Engineering Corp.                                          74,400  1,658,863       0.1%
*   Maruzen CHI Holdings Co., Ltd.                                  66,900    217,627       0.0%
#   Matsuya Co., Ltd.                                              174,800  2,237,978       0.1%
    Matsuya Foods Co., Ltd.                                         62,700  2,191,151       0.1%
    Meiko Network Japan Co., Ltd.                                  136,000  1,541,650       0.0%
    Meiwa Estate Co., Ltd.                                          80,000    549,187       0.0%
    Mikuni Corp.                                                   159,200    915,986       0.0%
    Misawa Homes Co., Ltd.                                         150,400  1,270,038       0.0%
    Mitsuba Corp.                                                  220,790  3,222,885       0.1%
    Mitsui Home Co., Ltd.                                          191,000  1,267,670       0.0%
    Mizuno Corp.                                                   130,100  4,206,512       0.1%
    Monogatari Corp. (The)                                          35,300  3,829,185       0.1%
    Morito Co., Ltd.                                                98,900    932,720       0.0%
    MrMax Holdings, Ltd.                                           176,100  1,195,598       0.0%
    Murakami Corp.                                                  28,700    814,109       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Musashi Seimitsu Industry Co., Ltd.                            148,200 $5,192,241       0.1%
    Nafco Co., Ltd.                                                 47,500    800,689       0.0%
    Nagawa Co., Ltd.                                                37,800  1,613,526       0.1%
*   Naigai Co., Ltd.                                                29,700    155,202       0.0%
#   Nakayamafuku Co., Ltd.                                          53,500    368,359       0.0%
#   Nextage Co., Ltd.                                              205,600  2,103,382       0.1%
    NHK Spring Co., Ltd.                                            83,600    923,834       0.0%
    Nice Holdings, Inc.                                             44,400    597,106       0.0%
    Nichirin Co., Ltd.                                              62,660  1,528,386       0.0%
    Nihon Eslead Corp.                                              53,800    988,188       0.0%
#   Nihon House Holdings Co., Ltd.                                 274,900  1,444,098       0.0%
#   Nihon Plast Co., Ltd.                                           88,800    832,945       0.0%
#   Nihon Tokushu Toryo Co., Ltd.                                   87,400  1,822,345       0.1%
    Nikki Co., Ltd.                                                  2,100     76,164       0.0%
    Nippon Felt Co., Ltd.                                           80,200    379,368       0.0%
    Nippon Piston Ring Co., Ltd.                                    48,600    973,933       0.0%
    Nippon Seiki Co., Ltd.                                         291,700  5,626,662       0.1%
#   Nippon View Hotel Co., Ltd.                                     41,400    573,893       0.0%
    Nishikawa Rubber Co., Ltd.                                      28,100    617,449       0.0%
    Nishimatsuya Chain Co., Ltd.                                   325,800  4,004,884       0.1%
    Nissan Shatai Co., Ltd.                                        516,300  5,527,930       0.1%
    Nissan Tokyo Sales Holdings Co., Ltd.                          170,000    616,446       0.0%
    Nissei Build Kogyo Co., Ltd.                                   216,500  2,695,937       0.1%
    Nissin Kogyo Co., Ltd.                                         283,100  4,967,463       0.1%
    Nittan Valve Co., Ltd.                                         117,800    367,010       0.0%
    Nojima Corp.                                                   208,300  5,142,547       0.1%
    Ohashi Technica, Inc.                                           63,600  1,054,330       0.0%
    Ohsho Food Service Corp.                                        89,200  4,476,667       0.1%
#   Omikenshi Co., Ltd.                                            322,000    324,973       0.0%
    Onward Holdings Co., Ltd.                                      847,200  6,981,673       0.2%
#   Ootoya Holdings Co., Ltd.                                       37,600    758,469       0.0%
#*  Open Door, Inc.                                                 67,300  1,241,587       0.0%
#   OPT Holding, Inc.                                               72,900  1,086,400       0.0%
#   Otsuka Kagu, Ltd.                                               80,200    463,646       0.0%
    Ozu Corp.                                                       18,200    397,191       0.0%
    Pacific Industrial Co., Ltd.                                   327,600  4,646,677       0.1%
    PAL GROUP Holdings Co., Ltd.                                    70,900  1,942,226       0.1%
    PALTAC Corp.                                                    62,334  3,119,974       0.1%
#   PAPYLESS Co., Ltd.                                              28,600    521,887       0.0%
    Parco Co., Ltd.                                                144,400  1,805,613       0.1%
    Paris Miki Holdings, Inc.                                      171,000    814,581       0.0%
    PC Depot Corp.                                                   8,081     52,904       0.0%
    People Co., Ltd.                                                19,600    287,748       0.0%
#   Pepper Food Service Co., Ltd.                                   88,200  5,077,663       0.1%
#   PIA Corp.                                                       36,900  2,232,444       0.1%
    Piolax, Inc.                                                   195,600  5,479,149       0.1%
#*  Pioneer Corp.                                                2,489,100  3,882,757       0.1%
#   Plenus Co., Ltd.                                               140,700  2,425,129       0.1%
    Press Kogyo Co., Ltd.                                          623,200  3,591,364       0.1%
    Pressance Corp.                                                250,100  3,821,124       0.1%
    Proto Corp.                                                     88,400  1,268,939       0.0%
#   Raccoon Co., Ltd.                                               83,300    488,303       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Regal Corp.                                                    1,500 $   39,435       0.0%
#   Renaissance, Inc.                                             60,600  1,055,677       0.0%
#*  Renown, Inc.                                                 346,100    519,683       0.0%
#   Resol Holdings Co., Ltd.                                      16,799    669,140       0.0%
    Resorttrust, Inc.                                            324,400  6,717,271       0.2%
    Rhythm Watch Co., Ltd.                                        55,900  1,205,140       0.0%
#   Riberesute Corp.                                              54,900    502,685       0.0%
#   Ride On Express Holdings Co., Ltd.                            55,300    527,968       0.0%
#   Right On Co., Ltd.                                           106,125  1,004,956       0.0%
    Riken Corp.                                                   65,400  3,761,577       0.1%
    Ringer Hut Co., Ltd.                                         151,900  3,690,907       0.1%
#   Riso Kyoiku Co., Ltd.                                        223,500  1,720,595       0.1%
    Round One Corp.                                              473,900  6,854,352       0.2%
    Royal Holdings Co., Ltd.                                     182,600  4,963,355       0.1%
*   Royal Hotel, Ltd. (The)                                        2,100     37,073       0.0%
#*  RVH, Inc.                                                     85,200    347,914       0.0%
    Sac's Bar Holdings, Inc.                                     127,150  1,360,099       0.0%
    Saizeriya Co., Ltd.                                          198,600  4,587,743       0.1%
    Sakai Ovex Co., Ltd.                                          33,999    743,415       0.0%
    San Holdings, Inc.                                            29,200    789,043       0.0%
#*  Sanden Holdings Corp.                                        150,400  2,184,969       0.1%
    Sanei Architecture Planning Co., Ltd.                         52,300    880,869       0.0%
    Sangetsu Corp.                                               348,450  7,191,144       0.2%
    Sanko Marketing Foods Co., Ltd.                               23,700    221,296       0.0%
    Sankyo Seiko Co., Ltd.                                       222,500  1,010,424       0.0%
    Sanoh Industrial Co., Ltd.                                   169,300  1,209,517       0.0%
    Sanyei Corp.                                                   4,300    154,901       0.0%
#   Sanyo Electric Railway Co., Ltd.                             113,698  2,905,137       0.1%
    Sanyo Housing Nagoya Co., Ltd.                                73,600    805,706       0.0%
#   Sanyo Shokai, Ltd.                                            81,999  1,899,546       0.1%
#   Scroll Corp.                                                 203,300    817,908       0.0%
#   Seiko Holdings Corp.                                         206,281  5,370,450       0.1%
    Seiren Co., Ltd.                                             331,300  6,387,182       0.2%
*   Senshukai Co., Ltd.                                          205,800  1,078,321       0.0%
    Septeni Holdings Co., Ltd.                                   643,700  1,654,681       0.1%
    SFP Holdings Co., Ltd.                                        74,500  1,372,511       0.0%
#   Shidax Corp.                                                 149,000    664,870       0.0%
    Shikibo, Ltd.                                                 77,900    981,641       0.0%
    Shimachu Co., Ltd.                                           282,300  9,113,327       0.2%
#   Shimojima Co., Ltd.                                           31,900    346,148       0.0%
#   Shobunsha Publications, Inc.                                 258,500  1,970,813       0.1%
#   Shoei Co., Ltd.                                               80,100  2,969,920       0.1%
    Showa Corp.                                                  346,700  5,211,212       0.1%
    SKY Perfect JSAT Holdings, Inc.                              993,500  4,527,401       0.1%
    SNT Corp.                                                    211,400    946,044       0.0%
    Soft99 Corp.                                                  81,800    941,304       0.0%
#   Sotoh Co., Ltd.                                               41,400    384,626       0.0%
    SPK Corp.                                                     22,200    575,022       0.0%
#   SRS Holdings Co., Ltd.                                        23,400    207,836       0.0%
    St Marc Holdings Co., Ltd.                                   107,200  3,035,171       0.1%
    Starts Corp., Inc.                                           202,800  5,599,126       0.1%
    Step Co., Ltd.                                                59,400    935,374       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Studio Alice Co., Ltd.                                        60,200 $1,350,800       0.0%
    Suminoe Textile Co., Ltd.                                     37,900    991,334       0.0%
    Sumitomo Riko Co., Ltd.                                      274,000  2,864,218       0.1%
    Suncall Corp.                                                113,000    757,294       0.0%
#   Syuppin Co., Ltd.                                            119,100  1,338,400       0.0%
    T RAD Co., Ltd.                                               51,200  1,833,280       0.1%
    T-Gaia Corp.                                                 139,000  3,884,286       0.1%
    Tachi-S Co., Ltd.                                            224,140  4,062,188       0.1%
    Tachikawa Corp.                                               71,100    991,396       0.0%
    Taiho Kogyo Co., Ltd.                                        113,100  1,526,752       0.0%
#   Take And Give Needs Co., Ltd.                                 67,570    707,818       0.0%
    Takihyo Co., Ltd.                                             31,700    684,595       0.0%
#   Tama Home Co., Ltd.                                          104,700  1,078,548       0.0%
    Tamron Co., Ltd.                                             126,400  2,565,445       0.1%
    TBK Co., Ltd.                                                138,800    697,787       0.0%
    Tear Corp.                                                    60,500    595,016       0.0%
*   Ten Allied Co., Ltd.                                          14,600     63,412       0.0%
#   Tenpos Holdings Co., Ltd.                                     30,500    679,429       0.0%
    Tigers Polymer Corp.                                          80,900    615,999       0.0%
    Toa Corp.                                                    155,200  1,833,068       0.1%
#   Toabo Corp.                                                   54,799    294,630       0.0%
#   Toei Animation Co., Ltd.                                      87,300  2,499,637       0.1%
    Toei Co., Ltd.                                                45,600  5,122,179       0.1%
    Tohokushinsha Film Corp.                                      55,100    388,815       0.0%
    Tokai Rika Co., Ltd.                                         372,900  7,449,445       0.2%
#   Token Corp.                                                   52,450  4,994,832       0.1%
#*  Tokyo Base Co., Ltd.                                         122,700  1,237,277       0.0%
    Tokyo Dome Corp.                                             628,300  6,108,824       0.2%
    Tokyo Individualized Educational Institute, Inc.             121,000  1,327,727       0.0%
    Tokyo Radiator Manufacturing Co., Ltd.                        24,300    229,799       0.0%
#   Tokyotokeiba Co., Ltd.                                       108,300  4,150,570       0.1%
#   Tokyu Recreation Co., Ltd.                                   102,000    924,952       0.0%
    Tomy Co., Ltd.                                               590,293  5,779,256       0.1%
    Topre Corp.                                                  242,200  7,601,340       0.2%
    Toridoll Holdings Corp.                                      153,500  5,139,544       0.1%
#   Torikizoku Co., Ltd.                                          51,200  1,331,872       0.0%
    Tosho Co., Ltd.                                              107,000  3,933,853       0.1%
#   Tow Co., Ltd.                                                114,900    994,953       0.0%
    Toyo Tire & Rubber Co., Ltd.                                 235,100  4,001,919       0.1%
    TPR Co., Ltd.                                                162,200  4,913,736       0.1%
    TS Tech Co., Ltd.                                            182,300  7,375,779       0.2%
    TSI Holdings Co., Ltd.                                       522,195  4,169,543       0.1%
#   Tsukada Global Holdings, Inc.                                109,400    645,533       0.0%
    Tsukamoto Corp. Co., Ltd.                                     19,000    220,995       0.0%
    Tsutsumi Jewelry Co., Ltd.                                    57,100  1,072,447       0.0%
    TV Asahi Holdings Corp.                                      148,100  3,473,181       0.1%
    Tv Tokyo Holdings Corp.                                      104,500  2,855,154       0.1%
#*  U-Shin, Ltd.                                                 134,800    895,562       0.0%
    Ukai Co., Ltd.                                                 5,900    241,094       0.0%
#   Umenohana Co., Ltd.                                           12,000    317,898       0.0%
    Unipres Corp.                                                261,000  6,145,440       0.2%
    United Arrows, Ltd.                                          160,800  5,905,949       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Consumer Discretionary -- (Continued)
#*  Unitika, Ltd.                                                399,200 $  2,624,606       0.1%
    ValueCommerce Co., Ltd.                                      124,900    1,897,742       0.1%
#   Vector, Inc.                                                 180,600    3,483,707       0.1%
#*  VIA Holdings, Inc.                                           127,600      804,817       0.0%
#   Village Vanguard Co., Ltd.                                    40,600      373,718       0.0%
#*  Visionary Holdings Co., Ltd.                                 637,300      526,919       0.0%
#   VT Holdings Co., Ltd.                                        560,300    2,549,115       0.1%
    Wacoal Holdings Corp.                                        361,700   10,950,759       0.3%
#   WATAMI Co., Ltd.                                             147,300    1,998,294       0.1%
#   Watts Co., Ltd.                                               57,100      601,803       0.0%
    Weds Co., Ltd.                                                10,300       76,575       0.0%
    Workman Co., Ltd.                                             20,200      803,174       0.0%
    Wowow, Inc.                                                   42,600    1,338,246       0.0%
    Xebio Holdings Co., Ltd.                                     202,000    3,805,644       0.1%
    Yachiyo Industry Co., Ltd.                                    50,300      609,160       0.0%
    Yagi & Co., Ltd.                                              14,600      303,938       0.0%
    Yamato International, Inc.                                   110,600      614,145       0.0%
#   Yasunaga Corp.                                                51,100    1,093,982       0.0%
    Yellow Hat, Ltd.                                             112,200    3,327,837       0.1%
    Yomiuri Land Co., Ltd.                                        26,300    1,143,355       0.0%
#   Yondoshi Holdings, Inc.                                      127,320    3,135,732       0.1%
#   Yonex Co., Ltd.                                               56,400      314,437       0.0%
    Yorozu Corp.                                                 131,800    2,269,439       0.1%
#   Yoshinoya Holdings Co., Ltd.                                 183,300    3,402,835       0.1%
    Yossix Co., Ltd.                                              23,300      700,966       0.0%
#   Yume No Machi Souzou Iinkai Co., Ltd.                        162,700    2,816,785       0.1%
    Yutaka Giken Co., Ltd.                                         7,900      209,457       0.0%
    Zenrin Co., Ltd.                                             239,950    4,827,905       0.1%
#   Zojirushi Corp.                                              277,700    3,720,378       0.1%
                                                                         ------------      ----
Total Consumer Discretionary                                              864,830,758      19.5%
                                                                         ------------      ----
Consumer Staples -- (8.2%)
#   Aeon Hokkaido Corp.                                          261,700    1,909,692       0.0%
#   AFC-HD AMS Life Science Co., Ltd.                             33,900      271,337       0.0%
#   Ain Holdings, Inc.                                            94,100    6,267,338       0.1%
    Albis Co., Ltd.                                               38,600    1,284,666       0.0%
    Aohata Corp.                                                   3,000       68,866       0.0%
    Arcs Co., Ltd.                                               271,800    7,445,641       0.2%
    Ariake Japan Co., Ltd.                                        69,700    5,978,727       0.1%
    Artnature, Inc.                                              138,200      944,878       0.0%
    Axial Retailing, Inc.                                        103,800    4,231,464       0.1%
    Belc Co., Ltd.                                                71,500    3,846,825       0.1%
#   Bourbon Corp.                                                 43,500    1,155,481       0.0%
    Bull-Dog Sauce Co., Ltd.                                       1,500       30,143       0.0%
#   C'BON COSMETICS Co., Ltd.                                      5,700      163,924       0.0%
    Cawachi, Ltd.                                                116,600    2,711,041       0.1%
    Chubu Shiryo Co., Ltd.                                       180,300    4,053,056       0.1%
    Chuo Gyorui Co., Ltd.                                          9,800      248,316       0.0%
    Cocokara fine, Inc.                                          124,360    8,994,353       0.2%
#   Como Co., Ltd.                                                 2,000       44,790       0.0%
    Cota Co., Ltd.                                                69,465    1,065,034       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Staples -- (Continued)
    Create SD Holdings Co., Ltd.                                 185,000 $5,361,007       0.1%
    Daikokutenbussan Co., Ltd.                                    39,900  2,063,240       0.1%
    Delica Foods Holdings Co., Ltd.                               29,000    424,339       0.0%
    Dr Ci:Labo Co., Ltd.                                         146,600  7,052,517       0.2%
    DyDo Group Holdings, Inc.                                     57,900  3,603,342       0.1%
#   Earth Corp.                                                   89,100  4,680,669       0.1%
    Ebara Foods Industry, Inc.                                    15,600    300,348       0.0%
#   Eco's Co., Ltd.                                               55,300    939,819       0.0%
    Ensuiko Sugar Refining Co., Ltd.                              86,200    209,323       0.0%
    Feed One Co., Ltd.                                           899,040  2,000,334       0.1%
*   First Baking Co., Ltd.                                        17,200    191,482       0.0%
    Fuji Oil Holdings, Inc.                                      278,500  8,927,842       0.2%
#   Fujicco Co., Ltd.                                            146,500  3,371,628       0.1%
    Fujiya Co., Ltd.                                              38,200    950,644       0.0%
    G-7 Holdings, Inc.                                            40,800    905,050       0.0%
#*  Genky DrugStores Co., Ltd.                                    46,800  1,829,260       0.0%
#   HABA Laboratories, Inc.                                       15,700  1,190,065       0.0%
    Hagoromo Foods Corp.                                          39,000    487,066       0.0%
    Halows Co., Ltd.                                              55,400  1,378,372       0.0%
    Havix Corp.                                                    8,800     78,663       0.0%
    Hayashikane Sangyo Co., Ltd.                                  29,400    229,218       0.0%
    Heiwado Co., Ltd.                                            192,000  4,579,069       0.1%
    Hokkaido Coca-Cola Bottling Co., Ltd.                         90,000    630,787       0.0%
    Hokuryo Co., Ltd.                                             14,900    166,220       0.0%
    Hokuto Corp.                                                 169,400  2,990,985       0.1%
    Ichimasa Kamaboko Co., Ltd.                                   27,100    341,121       0.0%
#   Imuraya Group Co., Ltd.                                       51,000  1,543,125       0.0%
    Inageya Co., Ltd.                                            175,800  2,915,294       0.1%
    Itochu-Shokuhin Co., Ltd.                                     32,100  1,786,532       0.0%
    Ivy Cosmetics Corp.                                            6,800    191,066       0.0%
    Iwatsuka Confectionery Co., Ltd.                               4,000    191,224       0.0%
    J-Oil Mills, Inc.                                             76,300  2,633,374       0.1%
    Japan Meat Co., Ltd.                                          51,600    922,807       0.0%
    Kadoya Sesame Mills, Inc.                                     14,100    813,874       0.0%
    Kakiyasu Honten Co., Ltd.                                     62,700  1,706,332       0.0%
    Kameda Seika Co., Ltd.                                        80,900  3,980,724       0.1%
    Kaneko Seeds Co., Ltd.                                        38,600    589,036       0.0%
    Kanemi Co., Ltd.                                               1,400     41,310       0.0%
#   Kansai Super Market, Ltd.                                     70,800    763,879       0.0%
    Kato Sangyo Co., Ltd.                                        162,900  5,997,702       0.1%
    Kenko Mayonnaise Co., Ltd.                                    88,200  3,090,130       0.1%
    Key Coffee, Inc.                                             128,600  2,557,320       0.1%
#   Kirindo Holdings Co., Ltd.                                    42,800  1,159,560       0.0%
#   Kitanotatsujin Corp.                                         327,600  2,492,213       0.1%
#   Kobe Bussan Co., Ltd.                                         69,900  3,386,578       0.1%
    Kotobuki Spirits Co., Ltd.                                   128,900  6,111,929       0.1%
    Kusuri no Aoki Holdings Co., Ltd.                             86,800  5,953,662       0.1%
#   Kyokuyo Co., Ltd.                                             66,099  2,273,188       0.1%
#   Lacto Japan Co., Ltd.                                         21,200    991,700       0.0%
    Life Corp.                                                   157,800  3,943,551       0.1%
    Mandom Corp.                                                 181,800  6,553,936       0.2%
    Marudai Food Co., Ltd.                                       747,000  3,674,214       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Staples -- (Continued)
    Maruha Nichiro Corp.                                           295,807 $ 9,956,942       0.2%
#   Maxvalu Nishinihon Co., Ltd.                                    20,700     339,745       0.0%
#   Maxvalu Tokai Co., Ltd.                                         49,300   1,102,312       0.0%
    Medical System Network Co., Ltd.                               150,000     791,426       0.0%
    Megmilk Snow Brand Co., Ltd.                                   358,200  10,783,752       0.2%
    Meito Sangyo Co., Ltd.                                          61,300     994,160       0.0%
    Milbon Co., Ltd.                                               156,252   6,788,650       0.2%
#   Ministop Co., Ltd.                                             109,500   2,271,784       0.1%
    Mitsubishi Shokuhin Co., Ltd.                                  103,100   3,008,480       0.1%
    Mitsui Sugar Co., Ltd.                                         110,870   4,428,909       0.1%
    Miyoshi Oil & Fat Co., Ltd.                                     46,800     623,736       0.0%
    Morinaga & Co., Ltd.                                             4,500     219,136       0.0%
    Morinaga Milk Industry Co., Ltd.                               262,300  11,520,934       0.3%
    Morishita Jintan Co., Ltd.                                         400      10,455       0.0%
    Morozoff, Ltd.                                                  20,100   1,218,656       0.0%
    Nagatanien Holdings Co., Ltd.                                  157,000   2,095,446       0.1%
    Nakamuraya Co., Ltd.                                            27,600   1,224,301       0.0%
#   Natori Co., Ltd.                                                60,700   1,078,932       0.0%
    Nichimo Co., Ltd.                                               17,000     281,768       0.0%
    Nihon Chouzai Co., Ltd.                                         49,360   1,537,740       0.0%
    Niitaka Co., Ltd.                                                2,860      47,461       0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                       83,000   1,839,057       0.0%
    Nippon Flour Mills Co., Ltd.                                   346,900   5,657,952       0.1%
    Nippon Suisan Kaisha, Ltd.                                   2,033,400  11,020,177       0.3%
    Nisshin Oillio Group, Ltd. (The)                               183,500   5,275,895       0.1%
    Nissin Sugar Co., Ltd.                                         112,100   2,192,948       0.1%
    Nitto Fuji Flour Milling Co., Ltd.                               6,800     295,043       0.0%
    Noevir Holdings Co., Ltd.                                       91,100   6,551,163       0.2%
    Oenon Holdings, Inc.                                           444,900   1,890,934       0.0%
#   OIE Sangyo Co., Ltd.                                            20,900     258,019       0.0%
    Okuwa Co., Ltd.                                                170,000   1,833,110       0.0%
#   Olympic Group Corp.                                             67,800     348,847       0.0%
#   OUG Holdings, Inc.                                              16,300     399,485       0.0%
    Pickles Corp.                                                   18,900     342,973       0.0%
#   Plant Co., Ltd.                                                 23,300     289,020       0.0%
    Prima Meat Packers, Ltd.                                       961,000   5,863,198       0.1%
    Qol Co., Ltd.                                                  132,700   2,720,039       0.1%
#   Retail Partners Co., Ltd.                                       99,000   1,469,219       0.0%
    Riken Vitamin Co., Ltd.                                         71,100   2,675,944       0.1%
#   Rock Field Co., Ltd.                                           151,800   2,900,409       0.1%
#   Rokko Butter Co., Ltd.                                          96,900   2,310,577       0.1%
    S Foods, Inc.                                                   89,862   3,775,592       0.1%
    S&B Foods, Inc.                                                 16,999   1,674,905       0.0%
    Sagami Rubber Industries Co., Ltd.                              57,000     932,669       0.0%
#   Sakata Seed Corp.                                               88,300   3,234,267       0.1%
    San-A Co., Ltd.                                                120,800   6,441,780       0.2%
#   Sapporo Holdings, Ltd.                                         439,100  12,563,724       0.3%
    Shinobu Foods Products Co., Ltd.                                 1,600      11,697       0.0%
#   Shoei Foods Corp.                                               77,200   3,045,618       0.1%
    Showa Sangyo Co., Ltd.                                         149,400   3,953,861       0.1%
    Sogo Medical Co., Ltd.                                         128,000   2,987,341       0.1%
    ST Corp.                                                        24,200     539,097       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Staples -- (Continued)
    Starzen Co., Ltd.                                               52,200 $  2,627,580       0.1%
    Takara Holdings, Inc.                                          930,900   11,229,578       0.3%
    Tobu Store Co., Ltd.                                            19,000      526,661       0.0%
    Toho Co., Ltd.                                                  53,800    1,286,207       0.0%
    Tohto Suisan Co., Ltd.                                          18,099      321,825       0.0%
    Torigoe Co., Ltd. (The)                                        102,200      915,627       0.0%
#   Toyo Sugar Refining Co., Ltd.                                   15,700      179,944       0.0%
#   Transaction Co., Ltd.                                           98,600      898,715       0.0%
    United Super Markets Holdings, Inc.                            353,500    4,648,322       0.1%
    Uoriki Co., Ltd.                                                33,600      431,121       0.0%
    Valor Holdings Co., Ltd.                                       240,900    6,721,362       0.2%
    Warabeya Nichiyo Holdings Co., Ltd.                            102,260    2,596,233       0.1%
    Watahan & Co., Ltd.                                             46,400    1,637,846       0.0%
#   YA-MAN, Ltd.                                                   181,000    3,937,349       0.1%
    Yaizu Suisankagaku Industry Co., Ltd.                           49,800      574,255       0.0%
#   Yakuodo Co., Ltd.                                               74,600    2,582,611       0.1%
    Yamatane Corp.                                                  70,100    1,250,402       0.0%
    Yamaya Corp.                                                    27,100      916,375       0.0%
    Yamazawa Co., Ltd.                                               6,600      107,704       0.0%
    Yaoko Co., Ltd.                                                132,100    7,326,337       0.2%
#   Yokohama Reito Co., Ltd.                                       274,200    2,778,951       0.1%
    Yomeishu Seizo Co., Ltd.                                        49,800    1,118,575       0.0%
    Yuasa Funashoku Co., Ltd.                                       13,000      443,359       0.0%
    Yutaka Foods Corp.                                               6,000      110,281       0.0%
                                                                           ------------       ---
Total Consumer Staples                                                      382,648,747       8.6%
                                                                           ------------       ---
Energy -- (0.8%)
#   BP Castrol K.K.                                                 53,100      840,347       0.0%
    Cosmo Energy Holdings Co., Ltd.                                185,900    6,124,133       0.2%
    Fuji Kosan Co., Ltd.                                            33,100      185,053       0.0%
    Fuji Oil Co., Ltd.                                             317,100    1,311,434       0.0%
    Itochu Enex Co., Ltd.                                          323,000    3,168,080       0.1%
#*  Japan Drilling Co., Ltd.                                        40,800      711,785       0.0%
    Japan Oil Transportation Co., Ltd.                              13,900      423,483       0.0%
    Japan Petroleum Exploration Co., Ltd.                          220,200    5,730,131       0.1%
    Mitsuuroko Group Holdings Co., Ltd.                            193,100    1,548,575       0.0%
    Modec, Inc.                                                    132,500    3,516,263       0.1%
    Nippon Coke & Engineering Co., Ltd.                          1,114,100    1,190,049       0.0%
#   Sala Corp.                                                     321,100    1,998,706       0.1%
    San-Ai Oil Co., Ltd.                                           379,900    5,980,812       0.1%
    Shinko Plantech Co., Ltd.                                      261,300    2,452,919       0.1%
    Sinanen Holdings Co., Ltd.                                      53,100    1,365,746       0.0%
    Toa Oil Co., Ltd.                                              444,000      819,540       0.0%
    Toyo Kanetsu K.K.                                               56,800    1,732,843       0.1%
                                                                           ------------       ---
Total Energy                                                                 39,099,899       0.9%
                                                                           ------------       ---
Financials -- (8.1%)
    77 Bank, Ltd. (The)                                            496,152   12,258,679       0.3%
    Accretive Co., Ltd.                                             51,500      160,101       0.0%
    Advance Create Co., Ltd.                                        42,500      794,972       0.0%
    Aichi Bank, Ltd. (The)                                          53,100    2,537,484       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
    Aizawa Securities Co., Ltd.                                    211,700 $ 1,496,995       0.0%
#   Akatsuki Corp.                                                 109,000     443,216       0.0%
    Akita Bank, Ltd. (The)                                         117,340   3,209,488       0.1%
    Anicom Holdings, Inc.                                          111,500   3,664,167       0.1%
#   Aomori Bank, Ltd. (The)                                        128,200   3,991,036       0.1%
    Asax Co., Ltd.                                                   1,700      29,578       0.0%
    Awa Bank, Ltd. (The)                                         1,318,000   8,605,956       0.2%
    Bank of Iwate, Ltd. (The)                                      112,100   4,390,815       0.1%
    Bank of Kochi, Ltd. (The)                                       45,700     538,518       0.0%
#   Bank of Nagoya, Ltd. (The)                                      98,330   3,656,882       0.1%
    Bank of Okinawa, Ltd. (The)                                    152,460   6,411,704       0.1%
    Bank of Saga, Ltd. (The)                                       103,500   2,374,739       0.1%
    Bank of the Ryukyus, Ltd.                                      227,380   3,488,004       0.1%
#   Bank of Toyama, Ltd. (The)                                      12,100     439,088       0.0%
    Chiba Kogyo Bank, Ltd. (The)                                   326,800   1,515,115       0.0%
    Chugoku Bank, Ltd. (The)                                       333,200   3,869,785       0.1%
#   Chukyo Bank, Ltd. (The)                                         73,700   1,586,709       0.0%
    Daishi Bank, Ltd. (The)                                        215,000   9,640,937       0.2%
    Daito Bank, Ltd. (The)                                          87,300   1,047,439       0.0%
    DSB Co., Ltd.                                                   61,300     327,446       0.0%
    eGuarantee, Inc.                                                87,400   1,745,136       0.0%
    Ehime Bank, Ltd. (The)                                         209,900   2,530,066       0.1%
    Eighteenth Bank, Ltd. (The)                                  1,048,000   2,772,211       0.1%
    FIDEA Holdings Co., Ltd.                                     1,311,000   2,299,734       0.1%
    Financial Products Group Co., Ltd.                             449,900   5,728,447       0.1%
    First Bank of Toyama, Ltd. (The)                               237,300   1,074,807       0.0%
#   First Brothers Co., Ltd.                                        36,600     452,148       0.0%
    Fukui Bank, Ltd. (The)                                         150,800   3,392,013       0.1%
    Fukushima Bank, Ltd. (The)                                     162,000   1,195,895       0.0%
    Fuyo General Lease Co., Ltd.                                   125,500   8,500,708       0.2%
#   GMO Financial Holdings, Inc.                                   146,900   1,112,440       0.0%
*   Hirose Tusyo, Inc.                                               9,700     214,812       0.0%
    Hiroshima Bank, Ltd. (The)                                     398,100   3,029,431       0.1%
    Hokkoku Bank, Ltd. (The)                                       174,200   6,952,292       0.2%
    Hokuetsu Bank, Ltd. (The)                                      131,600   2,915,689       0.1%
    Hokuhoku Financial Group, Inc.                                 705,600  10,438,321       0.2%
    Hyakugo Bank, Ltd. (The)                                     1,626,009   7,586,901       0.2%
    Hyakujushi Bank, Ltd. (The)                                  1,588,000   5,357,244       0.1%
    IBJ Leasing Co., Ltd.                                          197,000   5,440,797       0.1%
    Ichiyoshi Securities Co., Ltd.                                 258,500   3,163,348       0.1%
    IwaiCosmo Holdings, Inc.                                       115,400   1,602,237       0.0%
#   J Trust Co., Ltd.                                              424,600   3,002,436       0.1%
    Jaccs Co., Ltd.                                                174,500   3,950,887       0.1%
    Jafco Co., Ltd.                                                228,300  10,012,788       0.2%
#*  Japan Asia Investment Co., Ltd.                                127,300     415,265       0.0%
#   Japan Investment Adviser Co., Ltd.                              66,700   2,481,187       0.1%
    Japan Securities Finance Co., Ltd.                             705,500   4,635,892       0.1%
    Jimoto Holdings, Inc.                                        1,000,300   1,746,689       0.0%
    Juroku Bank, Ltd. (The)                                        237,000   6,252,280       0.1%
    kabu.com Securities Co., Ltd.                                  929,400   3,376,869       0.1%
#*  Kansai Mirai Financial Group, Inc.                             548,253   4,343,095       0.1%
    Keiyo Bank, Ltd. (The)                                       1,557,000   7,126,476       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
#   Kita-Nippon Bank, Ltd. (The)                                    50,906 $ 1,329,076       0.0%
    Kiyo Bank, Ltd. (The)                                          417,290   6,794,075       0.2%
#   Kosei Securities Co., Ltd. (The)                                31,999     413,864       0.0%
    Kyokuto Securities Co., Ltd.                                   155,800   2,234,132       0.1%
    Kyushu Financial Group, Inc.                                   252,927   1,240,598       0.0%
    Kyushu Leasing Service Co., Ltd.                                 2,800      19,950       0.0%
*   M&A Capital Partners Co., Ltd.                                  43,000   3,102,295       0.1%
#   Marusan Securities Co., Ltd.                                   307,900   2,931,804       0.1%
    Matsui Securities Co., Ltd.                                    773,800   7,544,281       0.2%
#   Mercuria Investment Co., Ltd.                                   36,500     359,564       0.0%
#   Michinoku Bank, Ltd. (The)                                     101,998   1,651,882       0.0%
    Mito Securities Co., Ltd.                                      424,800   1,640,623       0.0%
    Miyazaki Bank, Ltd. (The)                                      101,200   3,275,737       0.1%
#   Monex Group, Inc.                                            1,286,400   7,316,897       0.2%
#   Money Partners Group Co., Ltd.                                 162,900     652,794       0.0%
    Musashino Bank, Ltd. (The)                                     198,000   6,596,860       0.2%
#   Nagano Bank, Ltd. (The)                                         52,599     886,291       0.0%
    Nanto Bank, Ltd. (The)                                         199,300   5,532,179       0.1%
    NEC Capital Solutions, Ltd.                                     62,200   1,186,836       0.0%
    Newton Financial Consulting, Inc.                                3,100      68,562       0.0%
    Nishi-Nippon Financial Holdings, Inc.                          861,100  10,340,057       0.2%
    North Pacific Bank, Ltd.                                     2,096,400   7,073,139       0.2%
#   OAK Capital Corp.                                              342,700     794,259       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                                290,700   7,328,090       0.2%
    Oita Bank, Ltd. (The)                                          101,489   3,724,040       0.1%
    Okasan Securities Group, Inc.                                1,099,000   6,279,723       0.1%
    Ricoh Leasing Co., Ltd.                                        102,300   3,411,815       0.1%
*   San ju San Financial Group, Inc.                               126,510   2,675,550       0.1%
    San-In Godo Bank, Ltd. (The)                                   976,000   9,176,278       0.2%
#   Sawada Holdings Co., Ltd.                                      146,200   1,335,917       0.0%
    Senshu Ikeda Holdings, Inc.                                  1,643,400   6,480,867       0.2%
    Shiga Bank, Ltd. (The)                                       1,701,000   8,616,720       0.2%
    Shikoku Bank, Ltd. (The)                                       246,600   3,600,483       0.1%
    SHIMANE BANK, Ltd. / THE                                        24,900     304,066       0.0%
    Shimizu Bank, Ltd. (The)                                        52,700   1,482,136       0.0%
#   Sparx Group Co., Ltd.                                          623,300   1,684,660       0.0%
#   Strike Co., Ltd.                                                16,700   1,034,185       0.0%
    Taiko Bank, Ltd. (The)                                          34,100     745,513       0.0%
    Tochigi Bank, Ltd. (The)                                       672,700   2,549,012       0.1%
    Toho Bank, Ltd. (The)                                        1,303,100   5,054,917       0.1%
    Tohoku Bank, Ltd. (The)                                         61,100     810,822       0.0%
    Tokai Tokyo Financial Holdings, Inc.                         1,447,500  10,484,771       0.2%
#   Tokyo TY Financial Group, Inc.                                 196,638   5,190,036       0.1%
    Tomato Bank, Ltd.                                               54,700     762,846       0.0%
    TOMONY Holdings, Inc.                                          989,350   4,414,555       0.1%
    Tottori Bank, Ltd. (The)                                        57,700     915,761       0.0%
    Towa Bank, Ltd. (The)                                          227,200   3,031,262       0.1%
    Toyo Securities Co., Ltd.                                      461,000   1,209,821       0.0%
    Tsukuba Bank, Ltd.                                             534,200   1,852,001       0.0%
*   Uzabase, Inc.                                                   30,200     638,293       0.0%
#   Yamagata Bank, Ltd. (The)                                      204,300   4,506,737       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
    Yamanashi Chuo Bank, Ltd. (The)                              1,056,000 $  4,665,470       0.1%
                                                                           ------------       ---
Total Financials                                                            378,279,496       8.5%
                                                                           ------------       ---
Health Care -- (4.7%)
#   Advantage Risk Management Co., Ltd.                             42,200      525,548       0.0%
    As One Corp.                                                    84,568    5,743,860       0.1%
    ASKA Pharmaceutical Co., Ltd.                                  164,300    2,502,433       0.1%
    Biofermin Pharmaceutical Co., Ltd.                              23,700      614,184       0.0%
    BML, Inc.                                                      152,700    3,864,766       0.1%
    Charm Care Corp. K.K.                                            1,100       10,497       0.0%
    CMIC Holdings Co., Ltd.                                         79,200    1,816,219       0.0%
    Create Medic Co., Ltd.                                          41,200      451,142       0.0%
#   Daiken Medical Co., Ltd.                                       120,900      828,323       0.0%
    Daito Pharmaceutical Co., Ltd.                                  80,180    2,757,709       0.1%
    Dvx, Inc.                                                       45,800      554,462       0.0%
    Eiken Chemical Co., Ltd.                                       217,000    5,121,974       0.1%
#   Elan Corp.                                                      44,700      774,784       0.0%
    EM Systems Co., Ltd.                                           121,600    1,436,831       0.0%
    EPS Holdings, Inc.                                             217,700    4,435,305       0.1%
    Falco Holdings Co., Ltd.                                        55,100      935,150       0.0%
#   FINDEX, Inc.                                                   124,100      902,524       0.0%
    Fuji Pharma Co., Ltd.                                           49,800    1,979,513       0.1%
    Fukuda Denshi Co., Ltd.                                         38,400    2,747,786       0.1%
    Fuso Pharmaceutical Industries, Ltd.                            44,800    1,202,818       0.0%
    Hogy Medical Co., Ltd.                                         156,400    6,521,302       0.2%
#   I'rom Group Co., Ltd.                                           43,400    1,032,661       0.0%
#   Iwaki & Co., Ltd.                                              193,000      718,921       0.0%
*   Japan Animal Referral Medical Center Co., Ltd.                   7,000      197,933       0.0%
    Japan Lifeline Co., Ltd.                                        81,800    2,396,376       0.1%
    Japan Medical Dynamic Marketing, Inc.                          115,600    1,071,399       0.0%
    JCR Pharmaceuticals Co., Ltd.                                  100,700    5,270,213       0.1%
    Jeol, Ltd.                                                     258,000    2,211,047       0.1%
    JMS Co., Ltd.                                                  111,657      652,246       0.0%
    Kanamic Network Co., Ltd.                                       29,600      505,878       0.0%
    Kawasumi Laboratories, Inc.                                     96,180      721,382       0.0%
    Kissei Pharmaceutical Co., Ltd.                                182,400    5,145,808       0.1%
    KYORIN Holdings, Inc.                                          283,700    5,547,681       0.1%
    Linical Co., Ltd.                                               68,200    1,115,306       0.0%
    Mani, Inc.                                                     157,400    6,386,375       0.2%
#*  Medical Data Vision Co., Ltd.                                  111,000    1,604,644       0.0%
    Medius Holdings Co., Ltd.                                       62,100      577,762       0.0%
    Menicon Co., Ltd.                                              172,800    4,510,047       0.1%
    Miraca Holdings, Inc.                                          300,200   11,686,763       0.3%
    Mizuho Medy Co., Ltd.                                            5,600      313,236       0.0%
    Mochida Pharmaceutical Co., Ltd.                                88,999    6,270,704       0.2%
#   N Field Co., Ltd.                                               85,200    1,602,973       0.0%
    Nagaileben Co., Ltd.                                            51,200    1,354,077       0.0%
    Nakanishi, Inc.                                                328,400    6,846,311       0.2%
    ND Software Co., Ltd.                                            9,600       90,093       0.0%
#   Nichi-iko Pharmaceutical Co., Ltd.                             326,450    5,223,151       0.1%
    NichiiGakkan Co., Ltd.                                         271,300    2,802,259       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Health Care -- (Continued)
    Nihon Kohden Corp.                                           254,100 $  7,261,902       0.2%
    Nikkiso Co., Ltd.                                            472,400    5,378,818       0.1%
    Nippon Chemiphar Co., Ltd.                                    17,100      722,424       0.0%
#   Nipro Corp.                                                  630,500    9,074,736       0.2%
    Nissui Pharmaceutical Co., Ltd.                               80,300    1,049,794       0.0%
#   Ohki Healthcare Holdings Co., Ltd.                             6,600      103,706       0.0%
    Paramount Bed Holdings Co., Ltd.                             119,500    5,945,734       0.1%
    Rion Co., Ltd.                                                60,200    1,372,807       0.0%
    Sawai Pharmaceutical Co., Ltd.                               282,700   12,217,051       0.3%
#   Seed Co., Ltd.                                                35,400    2,373,358       0.1%
    Seikagaku Corp.                                              150,200    2,482,768       0.1%
#*  Shin Nippon Biomedical Laboratories, Ltd.                    154,200      770,594       0.0%
    Ship Healthcare Holdings, Inc.                               303,400   10,534,977       0.2%
    Shofu, Inc.                                                   63,800      843,989       0.0%
    Software Service, Inc.                                        18,000    1,259,071       0.0%
    Solasto Corp.                                                114,800    3,038,382       0.1%
    St-Care Holding Corp.                                         82,800      589,686       0.0%
#   Techno Medica Co., Ltd.                                       28,800      549,672       0.0%
#   Toho Holdings Co., Ltd.                                      349,200    8,522,162       0.2%
    Tokai Corp.                                                  149,300    3,362,590       0.1%
    Torii Pharmaceutical Co., Ltd.                               102,700    2,797,483       0.1%
#   Towa Pharmaceutical Co., Ltd.                                 60,700    3,862,307       0.1%
#   Tsukui Corp.                                                 373,000    2,944,286       0.1%
    Uchiyama Holdings Co., Ltd.                                   26,400      156,984       0.0%
    UNIMAT Retirement Community Co., Ltd.                         19,100      277,328       0.0%
#   Value HR Co., Ltd.                                            20,500      362,994       0.0%
    Vital KSK Holdings, Inc.                                     306,000    2,999,046       0.1%
#   Wakamoto Pharmaceutical Co., Ltd.                            107,000      284,808       0.0%
    WIN-Partners Co., Ltd.                                       113,000    1,513,385       0.0%
    ZERIA Pharmaceutical Co., Ltd.                               199,699    4,096,169       0.1%
                                                                         ------------       ---
Total Health Care                                                         218,331,387       4.9%
                                                                         ------------       ---
Industrials -- (27.2%)
    A&A Material Corp.                                            26,000      308,579       0.0%
    Abist Co., Ltd.                                               20,200      880,012       0.0%
    ACKG, Ltd.                                                     1,900       31,554       0.0%
    Advan Co., Ltd.                                              146,800    1,339,930       0.0%
#   Advanex, Inc.                                                 22,099      483,962       0.0%
    Aeon Delight Co., Ltd.                                       147,600    5,163,922       0.1%
    Aica Kogyo Co., Ltd.                                         244,900    9,208,114       0.2%
#   Aichi Corp.                                                  235,300    1,673,621       0.0%
    Aida Engineering, Ltd.                                       371,400    4,326,692       0.1%
    Airtech Japan, Ltd.                                           20,400      165,911       0.0%
    AIT Corp.                                                     66,800      730,095       0.0%
#   Ajis Co., Ltd.                                                30,300      869,533       0.0%
#   Alconix Corp.                                                156,900    2,803,137       0.1%
    Alinco, Inc.                                                  90,500      901,241       0.0%
    Alps Logistics Co., Ltd.                                     115,100      950,765       0.0%
    Altech Co., Ltd.                                              10,900       35,557       0.0%
    Altech Corp.                                                 104,700    2,481,380       0.1%
    Anest Iwata Corp.                                            223,900    2,382,842       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Industrials -- (Continued)
#*  Arrk Corp.                                                   466,800 $  532,231       0.0%
    Asahi Diamond Industrial Co., Ltd.                           377,800  3,618,881       0.1%
#   Asahi Kogyosha Co., Ltd.                                      30,100    991,042       0.0%
    Asanuma Corp.                                                465,000  1,705,117       0.0%
#   Asukanet Co., Ltd.                                            66,700    951,167       0.0%
    Asunaro Aoki Construction Co., Ltd.                          138,400  1,334,204       0.0%
    Bando Chemical Industries, Ltd.                              246,400  2,957,132       0.1%
    BayCurrent Consulting, Inc.                                   75,600  2,687,478       0.1%
    Bell System24 Holdings, Inc.                                 228,400  3,657,754       0.1%
#   Benefit One, Inc.                                            185,700  4,342,435       0.1%
#   Br Holdings Corp.                                            164,900    625,614       0.0%
    Bunka Shutter Co., Ltd.                                      400,400  3,979,583       0.1%
    Canare Electric Co., Ltd.                                     22,700    492,755       0.0%
#   Career Co., Ltd.                                              16,400    500,112       0.0%
    Career Design Center Co., Ltd.                                34,700    625,063       0.0%
    Central Glass Co., Ltd.                                      242,800  5,752,604       0.1%
    Central Security Patrols Co., Ltd.                            46,300  1,662,927       0.0%
#   Chilled & Frozen Logistics Holdings Co., Ltd.                 83,200  1,145,976       0.0%
#   Chiyoda Corp.                                                753,000  7,731,640       0.2%
    Chiyoda Integre Co., Ltd.                                     83,500  1,917,920       0.1%
    Chodai Co., Ltd.                                               3,900     26,981       0.0%
    Chudenko Corp.                                               207,700  5,775,587       0.1%
    Chugai Ro Co., Ltd.                                           43,800  1,176,833       0.0%
    Chuo Warehouse Co., Ltd.                                       4,400     45,207       0.0%
    CKD Corp.                                                    362,900  7,609,217       0.2%
    CMC Corp.                                                      6,800    177,737       0.0%
    Comany, Inc.                                                   4,700     63,534       0.0%
    Cosel Co., Ltd.                                              131,400  1,767,758       0.1%
#   Creek & River Co., Ltd.                                       72,700    781,739       0.0%
    CTI Engineering Co., Ltd.                                     83,400  1,115,379       0.0%
#   CTS Co., Ltd.                                                160,400  1,121,908       0.0%
    Dai-Dan Co., Ltd.                                            110,000  2,661,631       0.1%
    Dai-Ichi Cutter Kogyo K.K.                                    11,100    234,897       0.0%
#   Daido Kogyo Co., Ltd.                                         53,000    726,401       0.0%
#   Daihatsu Diesel Manufacturing Co., Ltd.                      114,000    929,529       0.0%
    Daihen Corp.                                                 654,000  5,073,009       0.1%
    Daiho Corp.                                                  615,000  3,742,077       0.1%
    Daiichi Jitsugyo Co., Ltd.                                    62,300  1,903,918       0.1%
    Daiichi Kensetsu Corp.                                        20,300    329,973       0.0%
    Daiki Axis Co., Ltd.                                          44,300    609,549       0.0%
*   Daikokuya Holdings Co., Ltd.                                 117,200     62,999       0.0%
    Daiohs Corp.                                                   9,100    113,733       0.0%
    Daiseki Co., Ltd.                                            239,363  7,452,783       0.2%
#   Daiseki Eco. Solution Co., Ltd.                               43,659    429,786       0.0%
    Daisue Construction Co., Ltd.                                 53,200    504,527       0.0%
    Daiwa Industries, Ltd.                                       208,900  2,283,143       0.1%
    Denyo Co., Ltd.                                              118,700  2,075,179       0.1%
    DMG Mori Co., Ltd.                                           403,500  7,539,246       0.2%
    DMW Corp.                                                      4,800    101,306       0.0%
    Duskin Co., Ltd.                                             264,500  6,668,017       0.2%
    Ebara Jitsugyo Co., Ltd.                                      42,700    924,572       0.0%
#   EF-ON, Inc.                                                   80,900  1,112,428       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Eidai Co., Ltd.                                                152,000 $   757,981       0.0%
    en-japan, Inc.                                                 114,300   5,343,301       0.1%
#*  EnBio Holdings, Inc.                                            20,900     356,271       0.0%
    Endo Lighting Corp.                                             71,400     668,101       0.0%
#*  Enshu, Ltd.                                                    301,000     423,397       0.0%
    EPCO Co., Ltd.                                                  29,500     364,725       0.0%
    ERI Holdings Co., Ltd.                                           1,500      15,858       0.0%
#*  Escrow Agent Japan Co., Ltd.                                   149,600     586,106       0.0%
#   F&M Co., Ltd.                                                   40,500     428,642       0.0%
#*  FDK Corp.                                                      589,000   1,107,137       0.0%
#   Freund Corp.                                                    75,300     766,392       0.0%
    Fudo Tetra Corp.                                             1,193,300   2,035,960       0.1%
#   Fuji Corp.                                                     433,900   7,787,361       0.2%
    Fuji Die Co., Ltd.                                              59,400     538,136       0.0%
    Fujikura, Ltd.                                                 842,400   5,756,153       0.1%
    Fujimak Corp.                                                    6,300     138,606       0.0%
#   Fujisash Co., Ltd.                                             620,800     560,792       0.0%
    Fujitec Co., Ltd.                                              412,900   5,734,074       0.1%
    Fukuda Corp.                                                    77,200   4,841,626       0.1%
    Fukushima Industries Corp.                                      81,300   3,769,902       0.1%
    Fukuvi Chemical Industry Co., Ltd.                              10,600      73,966       0.0%
    Fukuyama Transporting Co., Ltd.                                195,280   8,148,709       0.2%
#   FULLCAST Holdings Co., Ltd.                                    135,300   2,924,638       0.1%
    Funai Soken Holdings, Inc.                                     238,690   5,587,225       0.1%
    Furukawa Co., Ltd.                                             228,600   4,598,158       0.1%
    Furusato Industries, Ltd.                                       65,100   1,095,159       0.0%
    Futaba Corp.                                                   242,100   5,016,792       0.1%
    Gecoss Corp.                                                    96,400     969,184       0.0%
#   Giken, Ltd.                                                     87,600   2,033,459       0.1%
    Glory, Ltd.                                                    193,500   6,653,732       0.2%
    GS Yuasa Corp.                                               2,274,000  12,240,868       0.3%
    Hamakyorex Co., Ltd.                                           110,000   3,834,224       0.1%
    Hanwa Co., Ltd.                                                244,200  10,669,600       0.3%
    Hashimoto Sogyo Holdings Co., Ltd.                               2,000      32,904       0.0%
    Hazama Ando Corp.                                            1,189,100   9,554,306       0.2%
#   Helios Techno Holdings Co., Ltd.                                33,800     282,556       0.0%
    Hibiya Engineering, Ltd.                                       144,700   2,808,718       0.1%
    Hirakawa Hewtech Corp.                                          75,600   1,014,807       0.0%
#   Hirano Tecseed Co., Ltd.                                        75,900   1,603,260       0.0%
#   Hirata Corp.                                                    56,200   5,306,128       0.1%
    Hisaka Works, Ltd.                                             157,600   1,676,645       0.0%
    Hitachi Zosen Corp.                                          1,232,179   6,689,016       0.2%
#   Hito Communications, Inc.                                       50,000     944,589       0.0%
    Hoden Seimitsu Kako Kenkyusho Co., Ltd.                         30,400     491,579       0.0%
    Hokuetsu Industries Co., Ltd.                                  139,900   1,514,601       0.0%
#   Hokuriku Electrical Construction Co., Ltd.                      73,600     815,505       0.0%
    Hosokawa Micron Corp.                                           49,100   3,260,942       0.1%
#   Howa Machinery, Ltd.                                            83,400     840,323       0.0%
#   HyAS&Co, Inc.                                                   30,100     150,602       0.0%
    Ichikawa Co., Ltd.                                               5,000      16,953       0.0%
#   Ichiken Co., Ltd.                                               33,900     756,253       0.0%
    Ichinen Holdings Co., Ltd.                                     131,100   1,763,169       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
#   Idec Corp.                                                   203,100 $ 4,661,059       0.1%
    Ihara Science Corp.                                           47,400   1,246,613       0.0%
    Iino Kaiun Kaisha, Ltd.                                      664,400   3,305,638       0.1%
    Inaba Denki Sangyo Co., Ltd.                                 166,600   7,145,566       0.2%
#   Inaba Seisakusho Co., Ltd.                                    64,400     834,914       0.0%
    Inabata & Co., Ltd.                                          283,200   4,346,983       0.1%
#   Insource Co., Ltd.                                            33,200     672,452       0.0%
    Interworks, Inc.                                               8,400      78,555       0.0%
#   Inui Global Logistics Co., Ltd.                              147,680   1,130,439       0.0%
    IR Japan Holdings, Ltd.                                       27,100     610,925       0.0%
    Iseki & Co., Ltd.                                            126,900   2,447,078       0.1%
#   Ishii Iron Works Co., Ltd.                                    11,000     197,660       0.0%
#   Isolite Insulating Products Co., Ltd.                         67,700     550,342       0.0%
    Itoki Corp.                                                  257,700   1,726,813       0.0%
    Iwaki Co., Ltd.                                               18,800     634,905       0.0%
#   Iwasaki Electric Co., Ltd.                                    37,200     567,755       0.0%
    Iwatani Corp.                                                248,300   9,166,498       0.2%
    JAC Recruitment Co., Ltd.                                    102,800   2,086,679       0.1%
#   Jalux, Inc.                                                   45,800   1,315,516       0.0%
#   Jamco Corp.                                                   68,400   1,573,903       0.0%
    Japan Asia Group, Ltd.                                       138,100     691,966       0.0%
    Japan Foundation Engineering Co., Ltd.                       165,900     611,207       0.0%
    Japan Pulp & Paper Co., Ltd.                                  66,600   2,767,497       0.1%
    Japan Steel Works, Ltd. (The)                                410,300  13,439,428       0.3%
    Japan Transcity Corp.                                        242,000   1,120,995       0.0%
    JK Holdings Co., Ltd.                                        104,640     898,660       0.0%
    Juki Corp.                                                   204,500   2,963,594       0.1%
    Kamei Corp.                                                  139,700   1,938,108       0.1%
    Kanaden Corp.                                                124,200   1,534,580       0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                                 42,000   1,419,535       0.0%
    Kanamoto Co., Ltd.                                           205,100   7,008,292       0.2%
    Kandenko Co., Ltd.                                           611,700   7,244,378       0.2%
    Kanematsu Corp.                                              529,825   8,092,319       0.2%
#   Katakura Industries Co., Ltd.                                161,500   2,050,109       0.1%
    Kato Works Co., Ltd.                                          62,800   1,470,281       0.0%
    KAWADA TECHNOLOGIES, Inc.                                     48,400   2,805,905       0.1%
    Kawagishi Bridge Works Co., Ltd.                              11,200     466,714       0.0%
    Kawanishi Warehouse Co., Ltd.                                  1,700      31,744       0.0%
    Kawasaki Kinkai Kisen Kaisha, Ltd.                             9,599     348,132       0.0%
#*  Kawasaki Kisen Kaisha, Ltd.                                  531,800  12,297,994       0.3%
    Keihin Co., Ltd.                                              24,900     376,415       0.0%
    KFC, Ltd.                                                      5,000      98,650       0.0%
#*  KI Holdings Co., Ltd.                                        109,000     515,047       0.0%
    Kimura Chemical Plants Co., Ltd.                             115,200     521,860       0.0%
    Kimura Unity Co., Ltd.                                         8,800      93,098       0.0%
    King Jim Co., Ltd.                                            97,300     955,795       0.0%
#*  Kinki Sharyo Co., Ltd. (The)                                  24,999     585,400       0.0%
    Kintetsu World Express, Inc.                                 257,900   4,798,087       0.1%
    Kitagawa Iron Works Co., Ltd.                                 57,300   1,460,416       0.0%
    Kitano Construction Corp.                                    305,000   1,110,490       0.0%
    Kito Corp.                                                   132,600   2,551,036       0.1%
    Kitz Corp.                                                   623,900   5,216,181       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Kobayashi Metals, Ltd.                                           7,900 $    25,541       0.0%
#*  Kobe Electric Railway Co., Ltd.                                 25,899     942,366       0.0%
#   Kobelco Eco-Solutions Co., Ltd.                                 21,399     375,465       0.0%
    Koike Sanso Kogyo Co., Ltd.                                     14,500     398,384       0.0%
#   Kokusai Co., Ltd.                                               51,600     461,396       0.0%
    Kokuyo Co., Ltd.                                               558,125  10,080,496       0.2%
    KOMAIHALTEC, Inc.                                               25,700     583,117       0.0%
    Komatsu Wall Industry Co., Ltd.                                 49,100   1,071,127       0.0%
    Komori Corp.                                                   388,800   4,944,622       0.1%
    Kondotec, Inc.                                                 131,000   1,107,711       0.0%
    Konoike Transport Co., Ltd.                                    174,100   3,044,156       0.1%
#   Kosaido Co., Ltd.                                              231,200   1,104,771       0.0%
    KRS Corp.                                                       41,500   1,057,849       0.0%
    Kumagai Gumi Co., Ltd.                                         244,600   8,323,347       0.2%
    Kyodo Printing Co., Ltd.                                        50,600   1,547,180       0.0%
#   Kyokuto Boeki Kaisha, Ltd.                                     205,000     931,172       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                               207,000   3,273,072       0.1%
    Kyoritsu Printing Co., Ltd.                                    195,100     660,682       0.0%
    Kyowa Exeo Corp.                                               120,300   3,128,417       0.1%
#   Like Co., Ltd.                                                  63,100   1,126,224       0.0%
#   Link And Motivation, Inc.                                      230,400   2,335,723       0.1%
    Lonseal Corp.                                                   13,900     292,162       0.0%
    Luckland Co., Ltd.                                              24,100     571,816       0.0%
    Maeda Corp.                                                    885,600  10,929,941       0.3%
    Maeda Kosen Co., Ltd.                                          134,400   2,040,931       0.1%
    Maeda Road Construction Co., Ltd.                              420,000   9,062,555       0.2%
    Maezawa Industries, Inc.                                        25,300     105,528       0.0%
#   Maezawa Kasei Industries Co., Ltd.                              79,400     873,962       0.0%
    Maezawa Kyuso Industries Co., Ltd.                              65,700   1,152,319       0.0%
    Makino Milling Machine Co., Ltd.                               692,000   6,530,636       0.2%
    Marubeni Construction Material Lease Co., Ltd.                  50,000     107,224       0.0%
    Marufuji Sheet Piling Co., Ltd.                                 11,800     313,219       0.0%
    Maruka Machinery Co., Ltd.                                      40,600     766,939       0.0%
#   Marumae Co., Ltd.                                               40,300     624,356       0.0%
#   Maruwa Unyu Kikan Co., Ltd.                                     75,400   2,195,103       0.1%
    Maruyama Manufacturing Co., Inc.                                27,900     484,664       0.0%
    Maruzen Co., Ltd.                                               64,000   1,509,128       0.0%
    Maruzen Showa Unyu Co., Ltd.                                   363,000   1,715,950       0.0%
    Matching Service Japan Co., Ltd.                                 4,200     253,068       0.0%
    Matsuda Sangyo Co., Ltd.                                       102,182   1,720,253       0.0%
    Matsui Construction Co., Ltd.                                  135,300   1,074,483       0.0%
    Max Co., Ltd.                                                  206,800   2,689,593       0.1%
    Meidensha Corp.                                              1,318,050   5,186,810       0.1%
    Meiji Electric Industries Co., Ltd.                             48,200     791,592       0.0%
    Meiji Shipping Co., Ltd.                                       111,000     434,980       0.0%
    Meisei Industrial Co., Ltd.                                    251,000   1,874,766       0.1%
    Meitec Corp.                                                   167,100   9,162,503       0.2%
    Meiwa Corp.                                                    173,800     839,517       0.0%
#   Mesco, Inc.                                                     29,800     363,107       0.0%
    METAWATER Co., Ltd.                                             57,700   1,698,997       0.0%
#   Mie Kotsu Group Holdings, Inc.                                 336,600   1,600,030       0.0%
    Mirait Holdings Corp.                                          386,685   6,132,594       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Mitani Corp.                                                    73,300 $ 3,479,274       0.1%
    Mitani Sangyo Co., Ltd.                                         35,600     148,296       0.0%
#   Mitsubishi Kakoki Kaisha, Ltd.                                  37,900     789,169       0.0%
    Mitsubishi Logisnext Co., Ltd.                                 212,200   1,828,616       0.1%
#   Mitsubishi Logistics Corp.                                     284,100   6,552,796       0.2%
    Mitsubishi Pencil Co., Ltd.                                    251,300   4,993,947       0.1%
    Mitsuboshi Belting, Ltd.                                       319,000   3,638,632       0.1%
*   Mitsui E&S Holdings Co., Ltd.                                  529,100   9,067,502       0.2%
    Mitsui Matsushima Co., Ltd.                                     72,100   1,032,663       0.0%
*   Mitsui-Soko Holdings Co., Ltd.                                 735,000   2,382,339       0.1%
#   Mitsumura Printing Co., Ltd.                                     9,300     209,250       0.0%
    Miyaji Engineering Group, Inc.                                  38,518     752,214       0.0%
#   Mori-Gumi Co., Ltd.                                             69,500     382,203       0.0%
    Morita Holdings Corp.                                          201,300   3,947,807       0.1%
#   Musashi Co., Ltd.                                                5,000     103,163       0.0%
    NAC Co., Ltd.                                                   77,300     644,699       0.0%
    Nachi-Fujikoshi Corp.                                        1,262,000   6,543,480       0.2%
#   Nadex Co., Ltd.                                                 36,300     407,815       0.0%
    Nagase & Co., Ltd.                                             623,200  10,642,476       0.3%
    Naigai Trans Line, Ltd.                                         39,800     665,773       0.0%
    Nakabayashi Co., Ltd.                                          126,600     731,526       0.0%
    Nakakita Seisakusho Co., Ltd.                                    3,700     124,976       0.0%
    Nakamoto Packs Co., Ltd.                                        32,000     549,637       0.0%
#*  Nakamura Choukou Co., Ltd.                                      25,000   1,226,419       0.0%
    Nakanishi Manufacturing Co., Ltd.                                5,700      78,257       0.0%
    Nakano Corp.                                                    98,800     562,092       0.0%
#   Namura Shipbuilding Co., Ltd.                                  377,028   2,337,107       0.1%
    Narasaki Sangyo Co., Ltd.                                      127,000     493,017       0.0%
    NDS Co., Ltd.                                                   33,600   1,336,855       0.0%
    Nichias Corp.                                                  800,000  10,133,152       0.2%
    Nichiban Co., Ltd.                                              78,100   2,495,742       0.1%
    Nichiden Corp.                                                  89,600   1,777,428       0.1%
    Nichiha Corp.                                                  189,280   7,504,572       0.2%
    Nichireki Co., Ltd.                                            162,100   1,779,480       0.1%
#   Nihon Dengi Co., Ltd.                                           29,100     722,500       0.0%
    Nihon Flush Co., Ltd.                                           61,200   1,510,327       0.0%
    Nikkato Corp.                                                   54,700     521,267       0.0%
    Nikko Co., Ltd.                                                 36,700     822,557       0.0%
    Nikkon Holdings Co., Ltd.                                      392,500  10,443,629       0.2%
    Nippi, Inc.                                                     11,500     473,599       0.0%
    Nippo Corp.                                                    173,400   3,976,912       0.1%
    Nippon Air Conditioning Services Co., Ltd.                     188,100   1,332,570       0.0%
    Nippon Aqua Co., Ltd.                                          108,500     436,347       0.0%
    Nippon Concept Corp.                                            32,900     443,741       0.0%
    Nippon Densetsu Kogyo Co., Ltd.                                221,900   4,554,418       0.1%
    Nippon Dry-Chemical Co., Ltd.                                      900      20,433       0.0%
#   Nippon Filcon Co., Ltd.                                         80,500     462,744       0.0%
    Nippon Hume Corp.                                              140,000   1,066,973       0.0%
    Nippon Kanzai Co., Ltd.                                        106,900   2,036,489       0.1%
    Nippon Koei Co., Ltd.                                           87,900   2,576,809       0.1%
    Nippon Parking Development Co., Ltd.                         1,350,900   2,265,867       0.1%
    Nippon Rietec Co., Ltd.                                          8,300     108,217       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
    Nippon Road Co., Ltd. (The)                                   46,100 $ 2,299,023       0.1%
#   Nippon Seisen Co., Ltd.                                       21,800     953,966       0.0%
#*  Nippon Sharyo, Ltd.                                          452,000   1,216,332       0.0%
#*  Nippon Sheet Glass Co., Ltd.                                 632,100   5,160,123       0.1%
    Nippon Steel & Sumikin Bussan Corp.                           97,360   5,340,500       0.1%
    Nippon Thompson Co., Ltd.                                    398,800   2,936,403       0.1%
    Nippon Tungsten Co., Ltd.                                      6,699     167,658       0.0%
    Nishi-Nippon Railroad Co., Ltd.                              441,200  12,251,255       0.3%
    Nishimatsu Construction Co., Ltd.                            358,800   9,863,047       0.2%
    Nishio Rent All Co., Ltd.                                    121,200   3,598,436       0.1%
#   Nissei ASB Machine Co., Ltd.                                  52,300   3,235,446       0.1%
    Nissei Corp.                                                  38,900     468,549       0.0%
    Nissei Plastic Industrial Co., Ltd.                          175,800   2,268,949       0.1%
    Nisshinbo Holdings, Inc.                                     980,380  13,815,979       0.3%
    Nissin Corp.                                                 103,900   2,693,203       0.1%
    Nissin Electric Co., Ltd.                                    404,400   4,054,556       0.1%
    Nitta Corp.                                                  134,200   5,101,940       0.1%
    Nitto Boseki Co., Ltd.                                       197,900   4,274,341       0.1%
    Nitto Kogyo Corp.                                            190,100   3,263,334       0.1%
    Nitto Kohki Co., Ltd.                                         70,200   1,845,059       0.1%
    Nitto Seiko Co., Ltd.                                        207,300   1,485,738       0.0%
    Nittoc Construction Co., Ltd.                                173,600     998,116       0.0%
    Nittoku Engineering Co., Ltd.                                 97,000   3,350,608       0.1%
    NJS Co., Ltd.                                                 39,300     581,600       0.0%
#   nms Holdings Co.                                              69,000     522,023       0.0%
    Noda Corp.                                                   145,800   1,576,865       0.0%
    Nomura Co., Ltd.                                             271,700   5,458,471       0.1%
    Noritake Co., Ltd.                                            75,800   3,234,202       0.1%
    Noritz Corp.                                                 195,000   3,553,013       0.1%
    NS Tool Co., Ltd.                                             48,000   1,307,341       0.0%
    NS United Kaiun Kaisha, Ltd.                                  70,100   1,455,056       0.0%
    NTN Corp.                                                    996,900   4,384,828       0.1%
    Obara Group, Inc.                                             79,200   4,679,659       0.1%
    Ochi Holdings Co., Ltd.                                        4,700      63,390       0.0%
    Odelic Co., Ltd.                                              24,700   1,003,883       0.0%
#   Ohba Co., Ltd.                                                88,400     513,756       0.0%
    Ohmoto Gumi Co., Ltd.                                          4,100     196,422       0.0%
    Oiles Corp.                                                  143,150   3,093,589       0.1%
    Okabe Co., Ltd.                                              248,200   2,357,945       0.1%
#   Okada Aiyon Corp.                                             32,200     458,425       0.0%
#   Okamoto Machine Tool Works, Ltd.                              25,399     837,521       0.0%
    Okamura Corp.                                                485,000   6,548,291       0.2%
#   OKK Corp.                                                     49,500     512,208       0.0%
    OKUMA Corp.                                                  169,800   9,699,098       0.2%
    Okumura Corp.                                                213,480   8,837,825       0.2%
    Onoken Co., Ltd.                                             108,500   1,904,684       0.1%
    Organo Corp.                                                  48,300   1,508,810       0.0%
    Origin Electric Co., Ltd.                                     34,600     564,666       0.0%
    OSG Corp.                                                    450,600   9,973,701       0.2%
    OSJB Holdings Corp.                                          873,300   2,558,964       0.1%
    Outsourcing, Inc.                                            542,500   9,095,232       0.2%
    Oyo Corp.                                                    147,700   2,118,033       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
#   Paraca, Inc.                                                    34,500 $   769,190       0.0%
    Parker Corp.                                                    34,000     187,213       0.0%
#*  Pasco Corp.                                                    137,000     404,459       0.0%
#   Pasona Group, Inc.                                             115,100   1,910,945       0.1%
#   Pegasus Sewing Machine Manufacturing Co., Ltd.                 140,500     983,990       0.0%
    Penta-Ocean Construction Co., Ltd.                           1,921,500  15,142,998       0.4%
#*  Phil Co., Inc.                                                   8,300     460,161       0.0%
    Pilot Corp.                                                    221,600  12,097,686       0.3%
    Prestige International, Inc.                                   318,900   3,663,378       0.1%
#   Pronexus, Inc.                                                 125,000   1,615,758       0.0%
    PS Mitsubishi Construction Co., Ltd.                           216,100   1,424,479       0.0%
    Punch Industry Co., Ltd.                                       116,000   1,250,343       0.0%
    Quick Co., Ltd.                                                 67,700   1,111,012       0.0%
    Raito Kogyo Co., Ltd.                                          333,100   3,619,563       0.1%
    Rasa Corp.                                                      56,800     477,381       0.0%
#*  Refinverse, Inc.                                                 6,800     176,120       0.0%
    Relia, Inc.                                                    256,400   3,259,784       0.1%
    Rheon Automatic Machinery Co., Ltd.                            114,800   2,112,865       0.1%
    Rix Corp.                                                       16,300     308,491       0.0%
    Ryobi, Ltd.                                                    183,640   4,691,729       0.1%
#   S LINE Co., Ltd.                                                22,500     253,424       0.0%
#   S-Pool, Inc.                                                    29,800     398,971       0.0%
#   Sakai Heavy Industries, Ltd.                                    26,800   1,135,936       0.0%
    Sakai Moving Service Co., Ltd.                                  71,600   3,869,297       0.1%
*   Sanix, Inc.                                                    173,800     429,609       0.0%
    Sanki Engineering Co., Ltd.                                    298,200   3,319,565       0.1%
    Sanko Gosei, Ltd.                                              113,400     575,913       0.0%
#   Sanko Metal Industrial Co., Ltd.                                14,300     462,443       0.0%
    Sankyo Tateyama, Inc.                                          175,200   2,599,165       0.1%
    Sankyu, Inc.                                                    27,900   1,355,980       0.0%
#   Sanoyas Holdings Corp.                                         159,500     385,942       0.0%
    Sansei Technologies, Inc.                                       66,000     850,333       0.0%
#   Sansha Electric Manufacturing Co., Ltd.                         68,900     895,780       0.0%
    Sanyo Denki Co., Ltd.                                           59,700   5,151,877       0.1%
    Sanyo Engineering & Construction, Inc.                          72,700     526,229       0.0%
    Sanyo Industries, Ltd.                                           9,900     189,831       0.0%
    Sanyo Trading Co., Ltd.                                         81,700   1,604,877       0.0%
    Sata Construction Co., Ltd.                                     88,499     389,069       0.0%
    Sato Holdings Corp.                                            161,100   4,519,708       0.1%
    Sato Shoji Corp.                                                88,200     992,583       0.0%
    Sawafuji Electric Co., Ltd.                                      6,200     114,154       0.0%
    SBS Holdings, Inc.                                             134,300   1,671,694       0.0%
    SEC Carbon, Ltd.                                                11,700     706,023       0.0%
#   Secom Joshinetsu Co., Ltd.                                      32,000   1,077,517       0.0%
    Seibu Electric & Machinery Co., Ltd.                             2,800      30,278       0.0%
    Seibu Electric Industry Co., Ltd.                               24,400     639,010       0.0%
#   Seika Corp.                                                     68,600   1,736,712       0.1%
    Seikitokyu Kogyo Co., Ltd.                                     203,400   1,307,590       0.0%
    Sekisui Jushi Corp.                                            204,200   4,446,259       0.1%
    Senko Group Holdings Co., Ltd.                                 745,500   5,729,011       0.1%
#   Senshu Electric Co., Ltd.                                       53,700   1,588,847       0.0%
    Shibusawa Warehouse Co., Ltd. (The)                             62,300   1,055,959       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Industrials -- (Continued)
    Shibuya Corp.                                                  108,000 $3,682,654       0.1%
    Shima Seiki Manufacturing, Ltd.                                 37,400  2,370,838       0.1%
    Shin Nippon Air Technologies Co., Ltd.                          90,680  1,342,342       0.0%
#   Shin-Keisei Electric Railway Co., Ltd.                          39,999    820,945       0.0%
#   Shinmaywa Industries, Ltd.                                     522,700  5,858,154       0.1%
    Shinnihon Corp.                                                185,000  2,052,194       0.1%
    Shinsho Corp.                                                   35,500  1,135,947       0.0%
    Shinwa Co., Ltd.                                                61,500  1,441,347       0.0%
*   Shoko Co., Ltd.                                                444,000    452,376       0.0%
    Showa Aircraft Industry Co., Ltd.                               48,937    584,296       0.0%
    SIGMAXYZ, Inc.                                                  65,000  1,120,402       0.0%
#   Sinfonia Technology Co., Ltd.                                  806,000  2,844,681       0.1%
    Sinko Industries, Ltd.                                         123,800  2,006,376       0.1%
    Sintokogio, Ltd.                                               301,000  3,206,909       0.1%
    Soda Nikka Co., Ltd.                                           115,500    771,961       0.0%
#   Sodick Co., Ltd.                                               304,000  3,741,602       0.1%
    Space Co., Ltd.                                                 94,562  1,293,821       0.0%
#   Srg Takamiya Co., Ltd.                                         127,200    784,618       0.0%
#   Star Micronics Co., Ltd.                                       214,600  3,839,569       0.1%
#   Subaru Enterprise Co., Ltd.                                      8,500    545,491       0.0%
    Sugimoto & Co., Ltd.                                            64,800  1,227,396       0.0%
#   Sumiseki Holdings, Inc.                                        379,600    576,352       0.0%
    Sumitomo Densetsu Co., Ltd.                                    120,900  2,565,440       0.1%
    Sumitomo Mitsui Construction Co., Ltd.                       1,144,540  7,010,963       0.2%
    Sumitomo Precision Products Co., Ltd.                          221,000    772,124       0.0%
    Sumitomo Warehouse Co., Ltd. (The)                             801,000  5,480,068       0.1%
    SWCC Showa Holdings Co., Ltd.                                  156,200  1,345,171       0.0%
#   Tacmina Corp.                                                   14,200    218,794       0.0%
    Tadano, Ltd.                                                   534,100  8,219,283       0.2%
    Taihei Dengyo Kaisha, Ltd.                                     111,500  2,879,466       0.1%
    Taiheiyo Kouhatsu, Inc.                                         44,200    420,412       0.0%
    Taikisha, Ltd.                                                 165,400  5,767,991       0.1%
    Taisei Oncho Co., Ltd.                                          11,300    220,641       0.0%
    Takadakiko Co., Ltd.                                             7,500    239,571       0.0%
*   Takagi Seiko Corp.                                              10,800    340,888       0.0%
    Takamatsu Construction Group Co., Ltd.                          90,700  2,447,458       0.1%
    Takamatsu Machinery Co., Ltd.                                   21,600    227,060       0.0%
    Takano Co., Ltd.                                                57,200    499,871       0.0%
#   Takaoka Toko Co., Ltd.                                          76,820  1,308,672       0.0%
#   Takara Printing Co., Ltd.                                       52,755    976,432       0.0%
    Takara Standard Co., Ltd.                                      252,000  4,282,399       0.1%
    Takasago Thermal Engineering Co., Ltd.                         326,000  6,180,463       0.2%
    Takashima & Co., Ltd.                                           26,600    532,486       0.0%
    Takeei Corp.                                                   148,100  1,807,323       0.1%
    Takeuchi Manufacturing Co., Ltd.                               245,900  5,616,140       0.1%
    Takigami Steel Construction Co., Ltd. (The)                      5,300    275,317       0.0%
#   Takisawa Machine Tool Co., Ltd.                                 40,300    710,633       0.0%
    Takuma Co., Ltd.                                               501,700  5,497,001       0.1%
#   Tanabe Engineering Corp.                                        39,500    359,215       0.0%
    Tanabe Management Consulting Co., Ltd.                           5,100    103,431       0.0%
    Tanseisha Co., Ltd.                                            223,349  2,646,454       0.1%
    Tatsuta Electric Wire and Cable Co., Ltd.                      290,800  1,795,414       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    TECHNO ASSOCIE Co., Ltd.                                        56,800 $   640,902       0.0%
    Techno Ryowa, Ltd.                                              71,390     560,113       0.0%
#   Techno Smart Corp.                                              51,800     559,182       0.0%
    TechnoPro Holdings, Inc.                                       241,800  14,068,468       0.3%
    Teikoku Electric Manufacturing Co., Ltd.                       127,200   1,893,514       0.1%
    Teikoku Sen-I Co., Ltd.                                        125,100   2,606,314       0.1%
    Tekken Corp.                                                    76,400   2,290,471       0.1%
#   Tenox Corp.                                                     22,500     202,581       0.0%
    Teraoka Seisakusho Co., Ltd.                                    78,800     507,095       0.0%
    Terasaki Electric Co., Ltd.                                     23,500     322,229       0.0%
    Toa Corp.                                                       94,600   2,411,889       0.1%
    TOA ROAD Corp.                                                  26,600     949,803       0.0%
#   Toba, Inc.                                                       7,700     211,513       0.0%
#   Tobishima Corp.                                              1,233,500   1,977,957       0.1%
    Tocalo Co., Ltd.                                               382,000   4,740,104       0.1%
    Toda Corp.                                                   1,073,000   8,847,610       0.2%
    Toenec Corp.                                                    53,200   1,661,888       0.0%
#   Togami Electric Manufacturing Co., Ltd.                         17,800     366,660       0.0%
    TOKAI Holdings Corp.                                           579,700   5,872,280       0.1%
    Tokai Lease Co., Ltd.                                           19,300     377,045       0.0%
    Tokyo Energy & Systems, Inc.                                   148,800   1,755,631       0.1%
#   Tokyo Keiki, Inc.                                               84,199     910,989       0.0%
    Tokyo Sangyo Co., Ltd.                                         125,800     641,503       0.0%
    Tokyu Construction Co., Ltd.                                   546,300   5,834,311       0.1%
    Toli Corp.                                                     320,900   1,141,844       0.0%
    Tomoe Corp.                                                    176,000     969,012       0.0%
#   Tomoe Engineering Co., Ltd.                                     48,900     950,925       0.0%
    Tonami Holdings Co., Ltd.                                       39,700   2,496,141       0.1%
    Toppan Forms Co., Ltd.                                         313,900   3,506,321       0.1%
    Torishima Pump Manufacturing Co., Ltd.                         128,600   1,204,748       0.0%
    Toshiba Machine Co., Ltd.                                      740,000   4,901,751       0.1%
    Toshiba Plant Systems & Services Corp.                         291,850   6,090,579       0.1%
#   Tosho Printing Co., Ltd.                                       151,199   1,346,732       0.0%
#   Totech Corp.                                                    48,400   1,161,340       0.0%
    Totetsu Kogyo Co., Ltd.                                        161,700   4,829,845       0.1%
    Totoku Electric Co., Ltd.                                       18,100     515,902       0.0%
    Toyo Construction Co., Ltd.                                    531,300   2,540,873       0.1%
#   Toyo Denki Seizo K.K.                                           52,100     876,314       0.0%
#*  Toyo Engineering Corp.                                         200,679   2,087,814       0.1%
    Toyo Logistics Co., Ltd.                                        69,600     234,675       0.0%
    Toyo Machinery & Metal Co., Ltd.                               107,700     784,684       0.0%
    Toyo Tanso Co., Ltd.                                            77,400   2,276,111       0.1%
#   Toyo Wharf & Warehouse Co., Ltd.                                41,300     649,293       0.0%
    Trancom Co., Ltd.                                               51,600   3,907,056       0.1%
    Trinity Industrial Corp.                                        36,000     330,887       0.0%
    Trusco Nakayama Corp.                                          335,300   8,802,802       0.2%
    Trust Tech, Inc.                                                55,500   1,769,489       0.1%
    Tsubaki Nakashima Co., Ltd.                                    279,900   6,590,920       0.2%
    Tsubakimoto Chain Co.                                          818,700   7,094,317       0.2%
    Tsubakimoto Kogyo Co., Ltd.                                     27,800     870,482       0.0%
#*  Tsudakoma Corp.                                                320,000     702,159       0.0%
    Tsugami Corp.                                                  375,000   4,514,153       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                 SHARES     VALUE++     OF NET ASSETS**
                                                                 ------- -------------- ---------------
Industrials -- (Continued)
    Tsukishima Kikai Co., Ltd.                                   185,600 $    2,608,893       0.1%
    Tsurumi Manufacturing Co., Ltd.                              120,800      2,346,950       0.1%
    TTK Co., Ltd.                                                 81,000        466,353       0.0%
    Uchida Yoko Co., Ltd.                                         59,400      1,656,034       0.0%
    Ueki Corp.                                                    34,800        839,322       0.0%
    Union Tool Co.                                                56,400      1,972,783       0.1%
    Ushio, Inc.                                                  746,200     10,518,755       0.2%
*   UT Group Co., Ltd.                                           170,100      4,675,010       0.1%
    Utoc Corp.                                                   102,200        439,372       0.0%
    Wakachiku Construction Co., Ltd.                             105,200      1,664,069       0.0%
    Wakita & Co., Ltd.                                           269,200      2,844,362       0.1%
    WDB Holdings Co., Ltd.                                        55,300      1,746,348       0.1%
    Weathernews, Inc.                                             41,500      1,310,268       0.0%
#   Will Group, Inc.                                              76,900        933,295       0.0%
    World Holdings Co., Ltd.                                      48,200      1,744,342       0.1%
    Yahagi Construction Co., Ltd.                                175,600      1,336,933       0.0%
    YAMABIKO Corp.                                               250,928      3,584,183       0.1%
    YAMADA Consulting Group Co., Ltd.                             68,900      1,946,767       0.1%
#   Yamashin-Filter Corp.                                        222,200      2,425,208       0.1%
    Yamato Corp.                                                 104,900        712,588       0.0%
    Yamaura Corp.                                                 53,300        437,283       0.0%
    Yamazen Corp.                                                381,800      3,858,947       0.1%
#   Yasuda Logistics Corp.                                       113,600      1,034,281       0.0%
#   Yokogawa Bridge Holdings Corp.                               214,100      4,662,368       0.1%
    Yondenko Corp.                                                28,060        683,036       0.0%
    Yuasa Trading Co., Ltd.                                      108,500      3,467,991       0.1%
    Yuken Kogyo Co., Ltd.                                         21,900        602,997       0.0%
#   Yumeshin Holdings Co., Ltd.                                  290,100      3,127,418       0.1%
    Yurtec Corp.                                                 267,200      2,335,779       0.1%
    Zaoh Co., Ltd.                                                18,100        281,710       0.0%
    Zenitaka Corp. (The)                                          19,000        944,318       0.0%
    Zuiko Corp.                                                   26,600        916,348       0.0%
                                                                         --------------      ----
Total Industrials                                                         1,265,809,256      28.5%
                                                                         --------------      ----
Information Technology -- (12.9%)
    A&D Co., Ltd.                                                113,900        716,703       0.0%
#*  Access Co., Ltd.                                             232,200      2,299,146       0.1%
#   Ad-sol Nissin Corp.                                           38,100        460,328       0.0%
#   Adtec Plasma Technology Co., Ltd.                             35,800        607,960       0.0%
#   Aeria, Inc.                                                   82,600      1,143,056       0.0%
    AGS Corp.                                                     11,600         93,505       0.0%
    Ai Holdings Corp.                                            253,600      6,767,816       0.2%
    Aichi Tokei Denki Co., Ltd.                                   19,500        737,603       0.0%
    Aiphone Co., Ltd.                                             71,900      1,202,692       0.0%
#*  Akatsuki, Inc.                                                24,300      1,043,802       0.0%
#*  Allied Telesis Holdings KK                                   407,700        651,233       0.0%
    Alpha Systems, Inc.                                           49,760      1,032,416       0.0%
    Amano Corp.                                                  436,200     10,811,606       0.3%
    AOI Electronic Co., Ltd.                                      30,900      1,197,463       0.0%
#*  Apic Yamada Corp.                                             71,800        227,624       0.0%
    Argo Graphics, Inc.                                           55,800      1,810,808       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Information Technology -- (Continued)
*   Arisawa Manufacturing Co., Ltd.                                200,900 $ 1,911,908       0.1%
    ArtSpark Holdings, Inc.                                         44,300     393,780       0.0%
    Asahi Net, Inc.                                                117,800     555,181       0.0%
#   Ateam, Inc.                                                     75,900   1,577,682       0.0%
*   Atrae, Inc.                                                     24,600     704,085       0.0%
#   Aval Data Corp.                                                 20,700     478,668       0.0%
    Avant Corp.                                                      8,200      65,854       0.0%
#   Axell Corp.                                                     44,900     348,849       0.0%
    Azia Co., Ltd.                                                  11,600     153,666       0.0%
#*  Bengo4.com, Inc.                                                47,500     774,063       0.0%
#*  BrainPad, Inc.                                                  26,000     622,739       0.0%
#   Broadband Tower, Inc.                                          292,600     494,021       0.0%
#   Broadleaf Co., Ltd.                                            599,400   2,852,281       0.1%
    Business Brain Showa-Ota, Inc.                                   4,400     101,849       0.0%
    CAC Holdings Corp.                                              88,700     897,496       0.0%
    Canon Electronics, Inc.                                        135,400   3,149,384       0.1%
    Capcom Co., Ltd.                                               188,700   3,607,078       0.1%
    Capital Asset Planning, Inc.                                     1,300      63,671       0.0%
    CareerIndex, Inc.                                                4,500     108,218       0.0%
    CCS, Inc.                                                       10,800     446,051       0.0%
    CDS Co., Ltd.                                                   10,000     134,419       0.0%
    Chino Corp.                                                     42,700     633,430       0.0%
    Citizen Watch Co., Ltd.                                      1,505,500  11,217,204       0.3%
    CMK Corp.                                                      373,100   3,008,488       0.1%
#   COLOPL, Inc.                                                   351,100   2,651,528       0.1%
    Computer Engineering & Consulting, Ltd.                         85,500   2,621,892       0.1%
    Computer Institute of Japan, Ltd.                              109,800     747,944       0.0%
#   Comture Corp.                                                   69,400   2,285,002       0.1%
    CONEXIO Corp.                                                  109,800   2,436,364       0.1%
#   Core Corp.                                                      41,400     559,162       0.0%
#   Cresco, Ltd.                                                    34,400   1,179,177       0.0%
#   Cube System, Inc.                                               48,400     356,294       0.0%
#*  Cyberstep, Inc.                                                 27,000     596,476       0.0%
    Cybozu, Inc.                                                   151,500     759,144       0.0%
    Dai-ichi Seiko Co., Ltd.                                        55,600   1,090,200       0.0%
#   Daiko Denshi Tsushin, Ltd.                                      40,000     366,912       0.0%
    Daishinku Corp.                                                 47,299     563,790       0.0%
    Daitron Co., Ltd.                                               58,400   1,111,662       0.0%
    Daiwabo Holdings Co., Ltd.                                     121,000   5,489,591       0.1%
    Denki Kogyo Co., Ltd.                                           73,500   2,221,261       0.1%
    Densan System Co., Ltd.                                         38,600     736,072       0.0%
#   Designone Japan, Inc.                                           44,700     565,470       0.0%
    Dexerials Corp.                                                340,000   3,189,892       0.1%
#   Digital Arts, Inc.                                              70,700   2,785,107       0.1%
#   Digital Information Technologies Corp.                          60,000     648,499       0.0%
#   Dip Corp.                                                      217,100   5,264,072       0.1%
    DKK-Toa Corp.                                                   10,800     136,098       0.0%
    Double Standard, Inc.                                           14,000     434,047       0.0%
*   Drecom Co., Ltd.                                                70,900     866,829       0.0%
    DTS Corp.                                                      133,300   4,831,065       0.1%
#   E-Guardian, Inc.                                                62,700   1,918,399       0.1%
    Eizo Corp.                                                     113,500   5,305,866       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
    Elecom Co., Ltd.                                             113,300 $ 2,539,680       0.1%
    Elematec Corp.                                                54,371   1,211,672       0.0%
#*  Enigmo, Inc.                                                  73,800     905,533       0.0%
    Enomoto Co., Ltd.                                             26,600     393,009       0.0%
#   Enplas Corp.                                                  64,400   1,852,314       0.1%
    ESPEC Corp.                                                  128,600   3,025,004       0.1%
    Excel Co., Ltd.                                               44,000   1,127,395       0.0%
    F@N Communications, Inc.                                     303,400   1,906,219       0.1%
#   Faith, Inc.                                                   51,610     534,012       0.0%
#   Fenwal Controls of Japan, Ltd.                                20,600     302,693       0.0%
    Ferrotec Holdings Corp.                                      263,800   5,869,149       0.1%
#*  FFRI, Inc.                                                    25,800     936,787       0.0%
#*  FIRSTLOGIC, Inc.                                              26,800     210,965       0.0%
#   Fixstars Corp.                                               131,000   1,663,701       0.1%
#*  Flight Holdings, Inc.                                         60,400     443,029       0.0%
    Forval Corp.                                                  52,300     422,497       0.0%
#   FTGroup Co., Ltd.                                             74,000     651,994       0.0%
    Fuji Soft, Inc.                                              156,200   6,049,842       0.1%
    Fujitsu Frontech, Ltd.                                        77,900   1,150,693       0.0%
#   Fukui Computer Holdings, Inc.                                 46,600     912,688       0.0%
#*  Full Speed, Inc.                                              45,200     332,207       0.0%
    Furuno Electric Co., Ltd.                                    169,800   1,393,696       0.0%
    Future Corp.                                                 167,100   1,923,878       0.1%
    G Three Holdings Corp.                                        12,600      15,616       0.0%
#   Geomatec Co., Ltd.                                            29,900     290,348       0.0%
#   GL Sciences, Inc.                                             41,700     635,043       0.0%
#   GMO Cloud K.K.                                                26,700     589,566       0.0%
#   GMO internet, Inc.                                           482,300   8,837,764       0.2%
    Gree, Inc.                                                   750,300   4,145,642       0.1%
#*  Gunosy, Inc.                                                  80,500   1,190,790       0.0%
    Gurunavi, Inc.                                               190,500   2,600,117       0.1%
    Hagiwara Electric Holdings Co., Ltd.                          41,000   1,139,450       0.0%
    Hakuto Co., Ltd.                                              97,100   1,420,108       0.0%
#   Hearts United Group Co., Ltd.                                 92,400   1,462,970       0.0%
#   Hibino Corp.                                                  27,500     407,495       0.0%
    Hioki EE Corp.                                                63,300   2,414,749       0.1%
    Hochiki Corp.                                                129,700   2,606,803       0.1%
#   Hokuriku Electric Industry Co., Ltd.                          48,200     652,121       0.0%
    Honda Tsushin Kogyo Co., Ltd.                                108,400   1,095,775       0.0%
    Hosiden Corp.                                                400,600   4,776,040       0.1%
*   Hotto Link, Inc.                                              48,200     304,022       0.0%
    I-Net Corp.                                                   74,090   1,134,053       0.0%
    I-O Data Device, Inc.                                         47,600     492,037       0.0%
    Ibiden Co., Ltd.                                             633,978  10,469,488       0.2%
#   Icom, Inc.                                                    74,000   1,853,260       0.1%
#   Ikegami Tsushinki Co., Ltd.                                  385,000     599,578       0.0%
    Ines Corp.                                                   170,000   1,823,973       0.1%
    Infocom Corp.                                                 80,400   1,851,786       0.1%
#   Infomart Corp.                                               634,300   5,770,966       0.1%
    Information Development Co.                                   42,700     556,431       0.0%
    Information Services International-Dentsu, Ltd.               80,300   2,074,540       0.1%
#   Innotech Corp.                                               111,100   1,345,365       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Information Technology -- (Continued)
#   Intelligent Wave, Inc.                                          68,500 $  346,194       0.0%
#   Inter Action Corp.                                              61,000    673,756       0.0%
    Internet Initiative Japan, Inc.                                187,700  3,544,757       0.1%
    Iriso Electronics Co., Ltd.                                    128,700  8,152,439       0.2%
#   ISB Corp.                                                        9,300    137,146       0.0%
#*  Ishii Hyoki Co., Ltd.                                           31,000    310,521       0.0%
#   Istyle, Inc.                                                   312,300  4,157,716       0.1%
#*  ITbook Co., Ltd.                                                98,700    494,823       0.0%
#   ITmedia, Inc.                                                   20,400    133,360       0.0%
*   Itokuro, Inc.                                                   23,600  1,279,367       0.0%
    Iwatsu Electric Co., Ltd.                                       66,600    502,356       0.0%
    Japan Aviation Electronics Industry, Ltd.                      321,000  5,467,843       0.1%
    Japan Cash Machine Co., Ltd.                                   106,200  1,194,858       0.0%
#*  Japan Display, Inc.                                          2,472,700  3,267,611       0.1%
    Japan Electronic Materials Corp.                                33,500    254,629       0.0%
#   Japan Material Co., Ltd.                                       401,300  5,305,976       0.1%
#   Jastec Co., Ltd.                                                86,100    962,657       0.0%
#   JBCC Holdings, Inc.                                            102,600    988,687       0.0%
#*  JIG-SAW, Inc.                                                   22,600    764,922       0.0%
#   Justsystems Corp.                                              223,100  5,273,527       0.1%
    Kaga Electronics Co., Ltd.                                     116,600  2,883,613       0.1%
#   Kamakura Shinsho, Ltd.                                          22,500    775,709       0.0%
    Kanematsu Electronics, Ltd.                                     80,100  2,539,638       0.1%
    KEL Corp.                                                       27,900    320,132       0.0%
#   KLab, Inc.                                                     227,500  3,867,444       0.1%
    Koa Corp.                                                      195,900  4,273,643       0.1%
#   Kozo Keikaku Engineering, Inc.                                  19,600    456,149       0.0%
#   Kyoden Co., Ltd.                                               121,700    490,309       0.0%
    Kyosan Electric Manufacturing Co., Ltd.                        281,000  1,805,200       0.1%
    Kyowa Electronics Instruments Co., Ltd.                        144,400    574,299       0.0%
#   LAC Co., Ltd.                                                  101,400  1,194,098       0.0%
    Lasertec Corp.                                                 268,400  8,867,733       0.2%
#   m-up, Inc.                                                      36,000    493,241       0.0%
    Macnica Fuji Electronics Holdings, Inc.                        267,450  4,575,634       0.1%
#   Mamezou Holdings Co., Ltd.                                     115,200  1,355,535       0.0%
    MarkLines Co., Ltd.                                             68,600    957,924       0.0%
    Marubun Corp.                                                  106,900    957,371       0.0%
#   Maruwa Co., Ltd.                                                61,600  5,077,122       0.1%
#   Marvelous, Inc.                                                206,300  1,764,884       0.1%
    Maxell Holdings, Ltd.                                          299,500  5,905,872       0.1%
    MCJ Co., Ltd.                                                  233,800  3,102,518       0.1%
#   Media Do Holdings Co., Ltd.                                     42,900    757,299       0.0%
#*  Megachips Corp.                                                115,400  3,701,416       0.1%
    Meiko Electronics Co., Ltd.                                    133,000  2,245,430       0.1%
    Melco Holdings, Inc.                                            62,700  2,304,735       0.1%
#   Mimaki Engineering Co., Ltd.                                   113,700    892,384       0.0%
#   Mimasu Semiconductor Industry Co., Ltd.                        117,781  2,074,077       0.1%
    Miraial Co., Ltd.                                               45,200    630,841       0.0%
    Miroku Jyoho Service Co., Ltd.                                 117,900  3,356,462       0.1%
    Mitachi Co., Ltd.                                               17,900    182,130       0.0%
#   Mitsubishi Research Institute, Inc.                             46,900  1,645,206       0.1%
#   Mitsui High-Tec, Inc.                                          175,000  2,563,391       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
    Mobile Create Co., Ltd.                                       20,400 $    69,046       0.0%
#   Mobile Factory, Inc.                                          35,100     396,972       0.0%
#*  Morpho, Inc.                                                  30,400   1,030,907       0.0%
    MTI, Ltd.                                                    199,300   1,191,201       0.0%
#   Mutoh Holdings Co., Ltd.                                      14,600     328,141       0.0%
#*  Mynet, Inc.                                                   25,600     296,325       0.0%
    Nagano Keiki Co., Ltd.                                        86,100   1,024,337       0.0%
#   Naigai Tec Corp.                                              13,100     401,836       0.0%
    Nakayo, Inc.                                                  78,000   1,360,462       0.0%
    NEC Networks & System Integration Corp.                      152,500   3,990,070       0.1%
    NET One Systems Co., Ltd.                                    566,000   9,109,562       0.2%
#*  New Japan Radio Co., Ltd.                                     96,000     820,956       0.0%
    Nexyz Group Corp.                                             48,000     751,818       0.0%
    Nichicon Corp.                                               331,500   3,740,387       0.1%
#   Nihon Dempa Kogyo Co., Ltd.                                  106,600     668,075       0.0%
    Nihon Denkei Co., Ltd.                                        26,000     459,701       0.0%
    Nihon Unisys, Ltd.                                           497,075  10,316,778       0.2%
    Nippon Ceramic Co., Ltd.                                      62,200   1,650,945       0.1%
    Nippon Chemi-Con Corp.                                       103,700   2,400,505       0.1%
#   Nippon Computer Dynamics Co., Ltd.                            36,400     430,390       0.0%
#   Nippon Information Development Co., Ltd.                       4,200     138,058       0.0%
#   Nippon Kodoshi Corp.                                          54,900   1,537,880       0.0%
    Nippon Signal Co., Ltd.                                      360,300   3,419,524       0.1%
    Nippon Systemware Co., Ltd.                                   49,700   1,111,246       0.0%
    Nohmi Bosai, Ltd.                                            143,100   3,077,765       0.1%
#   Noritsu Koki Co., Ltd.                                       134,500   3,359,865       0.1%
    NS Solutions Corp.                                           167,700   4,855,153       0.1%
    NSD Co., Ltd.                                                239,180   4,986,702       0.1%
    Nuflare Technology, Inc.                                      29,800   1,967,865       0.1%
#*  Ohizumi Mfg. Co., Ltd.                                        35,200     283,198       0.0%
#   Okaya Electric Industries Co., Ltd.                           73,000     405,250       0.0%
    Oki Electric Industry Co., Ltd.                              590,700   7,969,766       0.2%
#   ONO Sokki Co., Ltd.                                           58,400     454,089       0.0%
#   Optex Group Co., Ltd.                                        201,200   6,043,348       0.1%
#*  Optim Corp.                                                   26,100     614,685       0.0%
    Osaki Electric Co., Ltd.                                     279,300   2,024,219       0.1%
#   Oval Corp.                                                    31,600      87,705       0.0%
    Paltek Corp.                                                  38,500     232,216       0.0%
    PCA Corp.                                                      2,500      39,864       0.0%
    Poletowin Pitcrew Holdings, Inc.                              93,100   1,594,126       0.0%
    Pro-Ship, Inc.                                                17,300     439,722       0.0%
#   Rakus Co., Ltd.                                               80,000   1,133,853       0.0%
#   RECOMM Co., Ltd.                                             352,100     836,801       0.0%
    Renesas Easton Co., Ltd.                                      95,800     602,919       0.0%
    Riken Keiki Co., Ltd.                                        114,300   2,573,183       0.1%
    Riso Kagaku Corp.                                            171,600   3,431,170       0.1%
    Roland DG Corp.                                               84,700   1,966,768       0.1%
#   Rorze Corp.                                                   68,500   1,539,415       0.0%
    RS Technologies Co., Ltd.                                     26,200   1,644,600       0.1%
    Ryoden Corp.                                                  98,000   1,643,452       0.0%
    Ryosan Co., Ltd.                                             188,800   7,025,712       0.2%
    Ryoyo Electro Corp.                                          140,200   2,321,367       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
#   Saison Information Systems Co., Ltd.                          22,800 $   368,565       0.0%
#   Sakura Internet, Inc.                                        131,500     942,683       0.0%
    Samco, Inc.                                                    3,600      41,303       0.0%
    Sanken Electric Co., Ltd.                                    805,000   5,152,056       0.1%
#   Sanshin Electronics Co., Ltd.                                151,900   3,086,515       0.1%
#   Satori Electric Co., Ltd.                                     85,880     868,213       0.0%
#   Saxa Holdings, Inc.                                           32,600     633,812       0.0%
#   Scala, Inc.                                                   98,200     729,517       0.0%
    Seikoh Giken Co., Ltd.                                        13,800     215,243       0.0%
    Shibaura Electronics Co., Ltd.                                49,000   2,335,114       0.1%
    Shibaura Mechatronics Corp.                                  230,000     918,332       0.0%
#*  SHIFT, Inc.                                                   46,200   2,134,233       0.1%
    Shindengen Electric Manufacturing Co., Ltd.                   54,300   3,406,632       0.1%
#*  Shinkawa, Ltd.                                               112,200   1,021,436       0.0%
    Shinko Electric Industries Co., Ltd.                         461,300   3,588,814       0.1%
    Shinko Shoji Co., Ltd.                                       139,300   2,421,312       0.1%
#   Shirai Electronics Industrial Co., Ltd.                       61,600     303,353       0.0%
#   Shizuki Electric Co., Inc.                                   127,400     882,743       0.0%
    Showa Shinku Co., Ltd.                                        23,300     478,326       0.0%
#   Showcase TV, Inc.                                             25,700     337,978       0.0%
    Sigma Koki Co., Ltd.                                          27,600     588,442       0.0%
#   Siix Corp.                                                   207,200   4,163,746       0.1%
#   SK-Electronics Co., Ltd.                                      50,500   1,099,501       0.0%
#   SMK Corp.                                                    333,000   1,179,641       0.0%
    SMS Co., Ltd.                                                223,600   8,465,729       0.2%
#   Softbank Technology Corp.                                     70,300   1,102,914       0.0%
#   Softbrain Co., Ltd.                                          125,200     504,229       0.0%
    Softcreate Holdings Corp.                                     53,400     836,993       0.0%
#   Soliton Systems K.K.                                          52,900     712,435       0.0%
#   Solxyz Co., Ltd.                                              40,500     433,725       0.0%
#   Soshin Electric Co., Ltd.                                     58,400     358,409       0.0%
#   Sourcenext Corp.                                             172,600   1,222,695       0.0%
    SRA Holdings                                                  69,600   2,006,405       0.1%
#   Sumida Corp.                                                 173,649   2,382,015       0.1%
    Sun Corp.                                                    104,900     712,776       0.0%
    Sun-Wa Technos Corp.                                          63,600     943,517       0.0%
    Suzuden Corp.                                                 26,100     387,981       0.0%
    Suzuki Co., Ltd.                                              52,700     528,527       0.0%
*   Synchro Food Co., Ltd.                                        45,900     460,404       0.0%
    System Information Co., Ltd.                                  36,700     341,256       0.0%
#   Systemsoft Corp.                                             278,600     355,963       0.0%
    Systena Corp.                                                109,900   4,169,132       0.1%
    Tachibana Eletech Co., Ltd.                                  111,560   2,127,925       0.1%
    Taiyo Yuden Co., Ltd.                                        773,000  13,708,734       0.3%
    Takachiho Koheki Co., Ltd.                                    33,300     351,914       0.0%
    TAKEBISHI Corp.                                               49,600     775,033       0.0%
    Tamura Corp.                                                 527,100   4,003,863       0.1%
#   Tazmo Co., Ltd.                                               43,800     620,052       0.0%
    TDC Soft, Inc.                                                50,100     596,063       0.0%
#*  Teac Corp.                                                   819,000     330,101       0.0%
    TechMatrix Corp.                                             105,900   1,621,303       0.0%
#   Techno Horizon Holdings Co., Ltd.                             76,000     597,973       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Information Technology -- (Continued)
#   Tecnos Japan, Inc.                                           103,000 $    904,252       0.0%
#   Teikoku Tsushin Kogyo Co., Ltd.                               52,500      627,728       0.0%
#   Temairazu, Inc.                                               11,200      308,316       0.0%
*   TerraSky Co., Ltd.                                             1,000       34,677       0.0%
#   TESEC Corp.                                                   19,400      321,718       0.0%
    TKC Corp.                                                    120,400    4,808,083       0.1%
    Toho System Science Co., Ltd.                                  9,900       79,918       0.0%
    Tokyo Electron Device, Ltd.                                   42,900      823,802       0.0%
    Tokyo Seimitsu Co., Ltd.                                     265,700   10,091,658       0.2%
#   Tomen Devices Corp.                                           14,300      369,926       0.0%
    Topcon Corp.                                                 567,800   11,269,655       0.3%
#   Torex Semiconductor, Ltd.                                     44,300      584,113       0.0%
    Toshiba TEC Corp.                                            884,000    5,059,262       0.1%
    Toukei Computer Co., Ltd.                                     22,710      646,934       0.0%
#   Towa Corp.                                                   148,100    1,819,065       0.1%
    Toyo Corp.                                                   163,900    1,464,658       0.0%
    Transcosmos, Inc.                                             13,600      375,334       0.0%
#   Tri Chemical Laboratories, Inc.                               39,000    1,573,508       0.0%
#   Tsuzuki Denki Co., Ltd.                                       32,200      252,123       0.0%
    UKC Holdings Corp.                                            93,100    1,961,583       0.1%
#   UMC Electronics Co., Ltd.                                     35,200      947,653       0.0%
*   Uniden Holdings Corp.                                        406,000    1,012,223       0.0%
    UNIRITA, Inc.                                                  7,300      117,521       0.0%
#   UNITED, Inc.                                                  82,600    3,488,851       0.1%
    V Technology Co., Ltd.                                        29,900    7,775,137       0.2%
#*  V-Cube, Inc.                                                  89,200      484,243       0.0%
#   VeriServe Corp.                                               13,400      382,813       0.0%
#   Vitec Holdings Co., Ltd.                                      55,000    1,291,543       0.0%
    Voyage Group, Inc.                                            60,300      644,884       0.0%
    Wacom Co., Ltd.                                              666,600    3,367,840       0.1%
#   YAC Holdings Co., Ltd.                                        52,800      505,698       0.0%
#   Yamaichi Electronics Co., Ltd.                               136,500    2,444,559       0.1%
    Yashima Denki Co., Ltd.                                      112,800      959,296       0.0%
#   Yokowo Co., Ltd.                                             101,600    2,134,941       0.1%
#*  Zappallas, Inc.                                               55,900      198,432       0.0%
*   ZIGExN Co., Ltd.                                             375,800    3,001,347       0.1%
    Zuken, Inc.                                                   99,900    1,383,751       0.0%
                                                                         ------------      ----
Total Information Technology                                              601,813,299      13.5%
                                                                         ------------      ----
Materials -- (10.3%)
    Achilles Corp.                                               104,300    2,167,138       0.1%
    ADEKA Corp.                                                  580,700   10,311,777       0.2%
    Agro-Kanesho Co., Ltd.                                        57,600    1,525,200       0.0%
    Aichi Steel Corp.                                             80,700    3,483,055       0.1%
    Arakawa Chemical Industries, Ltd.                            113,800    2,075,228       0.1%
    Araya Industrial Co., Ltd.                                    26,800      519,628       0.0%
    Asahi Holdings, Inc.                                         148,550    2,712,468       0.1%
    Asahi Printing Co., Ltd.                                      19,400      213,331       0.0%
    Asahi Yukizai Corp.                                           96,000    1,601,874       0.0%
    Asahipen Corp.                                                21,000       35,136       0.0%
    Asia Pile Holdings Corp.                                     184,600    1,084,590       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Materials -- (Continued)
    C Uyemura & Co., Ltd.                                           32,600 $ 2,226,166       0.1%
#   Carlit Holdings Co., Ltd.                                      143,900   1,394,136       0.0%
    Chuetsu Pulp & Paper Co., Ltd.                                  55,200     979,183       0.0%
*   Chugai Mining Co., Ltd.                                      1,012,400     258,946       0.0%
    Chugoku Marine Paints, Ltd.                                    415,600   4,099,294       0.1%
    CI Takiron Corp.                                               330,000   2,013,672       0.1%
#   CK-San-Etsu Co., Ltd.                                           19,700   1,004,225       0.0%
    Dai Nippon Toryo Co., Ltd.                                     160,600   2,266,385       0.1%
    Daido Steel Co., Ltd.                                          185,200  10,000,909       0.2%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                         131,500   1,585,065       0.0%
    Daiken Corp.                                                    98,800   2,479,411       0.1%
    Daiki Aluminium Industry Co., Ltd.                             195,600   1,347,098       0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.         84,300   3,452,721       0.1%
#   Daio Paper Corp.                                               452,100   6,338,037       0.1%
    Daito Chemix Corp.                                               3,700      23,217       0.0%
    DKS Co., Ltd.                                                  304,000   1,924,179       0.0%
    Dowa Holdings Co., Ltd.                                        180,200   6,772,055       0.2%
    Dynapac Co., Ltd.                                                8,500     130,756       0.0%
    FP Corp.                                                        87,500   5,412,544       0.1%
    Fuji Seal International, Inc.                                  277,600  10,357,959       0.2%
    Fujikura Kasei Co., Ltd.                                       169,000   1,047,392       0.0%
    Fujimi, Inc.                                                   124,500   2,695,179       0.1%
    Fujimori Kogyo Co., Ltd.                                       104,400   3,537,278       0.1%
#   Fumakilla, Ltd.                                                 51,501     935,344       0.0%
    Fuso Chemical Co., Ltd.                                        121,600   3,081,809       0.1%
    Geostr Corp.                                                   105,900     672,019       0.0%
#   Godo Steel, Ltd.                                                77,700   1,813,859       0.0%
    Gun-Ei Chemical Industry Co., Ltd.                              30,600   1,022,604       0.0%
    Hakudo Co., Ltd.                                                33,000     663,795       0.0%
#   Haneda Zenith Holdings Co., Ltd.                               218,200     790,541       0.0%
    Harima Chemicals Group, Inc.                                    97,100     791,787       0.0%
#   Hodogaya Chemical Co., Ltd.                                     46,100   1,955,867       0.0%
    Hokkan Holdings, Ltd.                                          278,000     995,526       0.0%
    Hokko Chemical Industry Co., Ltd.                              137,900     869,489       0.0%
    Hokuetsu Kishu Paper Co., Ltd.                                 875,199   5,452,939       0.1%
    Honshu Chemical Industry Co., Ltd.                              27,200     294,871       0.0%
#   Ise Chemical Corp.                                              74,000     500,604       0.0%
#   Ishihara Chemical Co., Ltd.                                     31,600     604,291       0.0%
*   Ishihara Sangyo Kaisha, Ltd.                                   238,350   2,738,515       0.1%
    Ishizuka Glass Co., Ltd.                                        17,800     405,665       0.0%
    JCU Corp.                                                      147,800   3,341,840       0.1%
    JSP Corp.                                                       87,300   2,825,647       0.1%
    Kanto Denka Kogyo Co., Ltd.                                    294,300   2,728,515       0.1%
    Katakura & Co-op Agri Corp.                                     21,500     244,982       0.0%
    Kawakin Holdings Co., Ltd.                                      15,300      66,857       0.0%
#   KeePer Technical Laboratory Co., Ltd.                           44,500     570,137       0.0%
    KH Neochem Co., Ltd.                                           178,300   5,391,949       0.1%
#   Kimoto Co., Ltd.                                               228,000     631,797       0.0%
    Koatsu Gas Kogyo Co., Ltd.                                     192,993   1,699,660       0.0%
#   Kogi Corp.                                                       5,499     100,549       0.0%
    Kohsoku Corp.                                                   71,700     888,324       0.0%
    Konishi Co., Ltd.                                              214,800   3,502,099       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Materials -- (Continued)
#   Konoshima Chemical Co., Ltd.                                    41,300 $   405,608       0.0%
    Krosaki Harima Corp.                                            33,300   1,536,635       0.0%
#   Kumiai Chemical Industry Co., Ltd.                             639,687   4,060,306       0.1%
#   Kunimine Industries Co., Ltd.                                   21,900     209,887       0.0%
    Kureha Corp.                                                   108,450   7,364,178       0.2%
    Kurimoto, Ltd.                                                  63,300   1,184,338       0.0%
    Kuriyama Holdings Corp.                                         49,100     999,679       0.0%
#   Kyoei Steel, Ltd.                                              149,700   3,117,261       0.1%
    Kyowa Leather Cloth Co., Ltd.                                   83,600     746,486       0.0%
    Lintec Corp.                                                   322,700   9,338,267       0.2%
#   MEC Co., Ltd.                                                  111,500   1,856,678       0.0%
#   Mipox Corp.                                                     58,500     310,499       0.0%
    Mitani Sekisan Co., Ltd.                                        65,900   1,507,402       0.0%
    Mitsubishi Paper Mills, Ltd.                                   191,500   1,207,711       0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                        91,700   2,215,778       0.1%
#   Molitec Steel Co., Ltd.                                         79,300     499,756       0.0%
#   MORESCO Corp.                                                   43,300     769,623       0.0%
    Mory Industries, Inc.                                           36,900   1,115,774       0.0%
#*  Muto Seiko Co.                                                  35,700     397,011       0.0%
#   Nakayama Steel Works, Ltd.                                     148,700   1,044,707       0.0%
    Neturen Co., Ltd.                                              225,300   2,272,029       0.1%
#*  New Japan Chemical Co., Ltd.                                   200,600     466,802       0.0%
    Nicca Chemical Co., Ltd.                                        49,300     566,882       0.0%
    Nichia Steel Works, Ltd.                                       164,900     527,655       0.0%
#   Nihon Kagaku Sangyo Co., Ltd.                                   84,800     995,886       0.0%
#   Nihon Nohyaku Co., Ltd.                                        335,400   2,174,659       0.1%
    Nihon Parkerizing Co., Ltd.                                    612,200   9,692,468       0.2%
    Nihon Yamamura Glass Co., Ltd.                                 589,000   1,013,701       0.0%
    Nippon Carbide Industries Co., Inc.                             47,900     962,872       0.0%
    Nippon Chemical Industrial Co., Ltd.                            47,700   1,489,360       0.0%
    Nippon Concrete Industries Co., Ltd.                           293,500   1,215,738       0.0%
#   Nippon Denko Co., Ltd.                                         725,314   2,418,964       0.1%
    Nippon Fine Chemical Co., Ltd.                                  82,800     945,250       0.0%
    Nippon Kayaku Co., Ltd.                                        285,500   3,572,392       0.1%
    Nippon Kinzoku Co., Ltd.                                        31,500     671,842       0.0%
#   Nippon Koshuha Steel Co., Ltd.                                  50,899     392,522       0.0%
    Nippon Light Metal Holdings Co., Ltd.                        4,026,200  10,762,124       0.2%
#   Nippon Paper Industries Co., Ltd.                              700,500  13,416,101       0.3%
    Nippon Pillar Packing Co., Ltd.                                145,900   2,107,262       0.1%
    Nippon Soda Co., Ltd.                                          811,000   4,659,053       0.1%
    Nippon Valqua Industries, Ltd.                                 107,099   2,950,579       0.1%
    Nippon Yakin Kogyo Co., Ltd.                                   831,300   2,228,704       0.1%
#   Nisshin Steel Co., Ltd.                                        334,692   4,429,159       0.1%
#   Nitta Gelatin, Inc.                                             90,900     708,637       0.0%
    Nittetsu Mining Co., Ltd.                                       36,700   2,236,385       0.1%
    Nitto FC Co., Ltd.                                             113,100     759,875       0.0%
    NOF Corp.                                                      449,100  13,400,373       0.3%
    Nozawa Corp.                                                    51,700     586,130       0.0%
    Oat Agrio Co., Ltd.                                             19,800     735,917       0.0%
    Okamoto Industries, Inc.                                       356,000   3,562,133       0.1%
    Okura Industrial Co., Ltd.                                     294,000   1,638,054       0.0%
#   Osaka Organic Chemical Industry, Ltd.                          108,700   1,416,742       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Materials -- (Continued)
#   Osaka Soda Co., Ltd.                                            93,999 $ 2,625,903       0.1%
    Osaka Steel Co., Ltd.                                           88,500   1,908,749       0.0%
#   OSAKA Titanium Technologies Co., Ltd.                          129,500   2,400,766       0.1%
#*  Pacific Metals Co., Ltd.                                       107,299   3,764,651       0.1%
    Pack Corp. (The)                                                85,200   3,226,374       0.1%
#   Rasa Industries, Ltd.                                           50,400   1,030,922       0.0%
    Rengo Co., Ltd.                                              1,205,500  10,363,112       0.2%
    Riken Technos Corp.                                            234,300   1,137,561       0.0%
    Sakai Chemical Industry Co., Ltd.                              114,000   2,977,532       0.1%
    Sakata INX Corp.                                               281,600   4,302,959       0.1%
    Sanyo Chemical Industries, Ltd.                                 80,800   3,812,850       0.1%
#   Sanyo Special Steel Co., Ltd.                                  147,060   3,741,665       0.1%
#   Seiko PMC Corp.                                                 70,600     796,508       0.0%
    Sekisui Plastics Co., Ltd.                                     173,900   2,335,920       0.1%
    Shikoku Chemicals Corp.                                        251,000   3,552,545       0.1%
    Shin-Etsu Polymer Co., Ltd.                                    305,500   2,900,351       0.1%
    Shinagawa Refractories Co., Ltd.                                41,700   1,123,939       0.0%
#   Shinko Wire Co., Ltd.                                           18,400     254,082       0.0%
    SK Kaken Co., Ltd.                                               8,000     814,066       0.0%
    Soken Chemical & Engineering Co., Ltd.                          49,000   1,068,066       0.0%
#   Stella Chemifa Corp.                                            70,800   2,357,440       0.1%
    Sumitomo Bakelite Co., Ltd.                                  1,249,000  11,265,667       0.3%
#   Sumitomo Osaka Cement Co., Ltd.                              2,623,000  12,008,178       0.3%
    Sumitomo Seika Chemicals Co., Ltd.                              65,700   3,145,108       0.1%
    Sun A Kaken Co., Ltd.                                            9,300      65,401       0.0%
    T Hasegawa Co., Ltd.                                           166,800   3,585,437       0.1%
    T&K Toka Co., Ltd.                                             135,000   1,653,257       0.0%
    Taisei Lamick Co., Ltd.                                         41,100   1,187,289       0.0%
    Taiyo Holdings Co., Ltd.                                       118,300   5,027,116       0.1%
    Takasago International Corp.                                    92,200   2,872,048       0.1%
    Takemoto Yohki Co., Ltd.                                         8,900     221,641       0.0%
    Taki Chemical Co., Ltd.                                          4,900     204,549       0.0%
    Tayca Corp.                                                    117,100   3,081,493       0.1%
    Tenma Corp.                                                    113,300   2,161,287       0.1%
#   Titan Kogyo, Ltd.                                                1,800      44,086       0.0%
    Toagosei Co., Ltd.                                             706,700   8,339,927       0.2%
#   Toda Kogyo Corp.                                                30,800   1,069,051       0.0%
    Toho Acetylene Co., Ltd.                                        12,700     158,269       0.0%
    Toho Chemical Industry Co., Ltd.                                47,000     254,906       0.0%
    Toho Titanium Co., Ltd.                                        231,100   2,858,511       0.1%
    Toho Zinc Co., Ltd.                                             92,799   4,269,688       0.1%
    Tohoku Steel Co., Ltd.                                          16,300     301,633       0.0%
    Tokushu Tokai Paper Co., Ltd.                                   61,858   2,418,764       0.1%
    Tokuyama Corp.                                                 462,998  13,790,562       0.3%
    Tokyo Ohka Kogyo Co., Ltd.                                     254,600   8,944,962       0.2%
    Tokyo Printing Ink Manufacturing Co., Ltd.                      10,200     357,007       0.0%
#   Tokyo Rope Manufacturing Co., Ltd.                             103,400   2,222,191       0.1%
    Tokyo Steel Manufacturing Co., Ltd.                            845,800   7,058,149       0.2%
    Tokyo Tekko Co., Ltd.                                           50,200     784,542       0.0%
    Tomoegawa Co., Ltd.                                            166,000     451,585       0.0%
    Tomoku Co., Ltd.                                                72,000   1,332,232       0.0%
    Topy Industries, Ltd.                                          108,500   3,213,606       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Materials -- (Continued)
#   Toyo Gosei Co., Ltd.                                            34,600 $    446,234       0.0%
    Toyo Ink SC Holdings Co., Ltd.                               1,270,000    7,848,885       0.2%
    Toyo Kohan Co., Ltd.                                           330,000    2,163,533       0.1%
    Toyobo Co., Ltd.                                               586,200   11,418,851       0.3%
#   TYK Corp.                                                      147,300      577,249       0.0%
#   UACJ Corp.                                                     216,541    5,643,236       0.1%
    Wood One Co., Ltd.                                              48,500      653,562       0.0%
    Yamato Kogyo Co., Ltd.                                         287,900    8,486,911       0.2%
    Yodogawa Steel Works, Ltd.                                     136,700    3,900,771       0.1%
    Yoshicon Co., Ltd.                                               2,100       32,474       0.0%
#   Yotai Refractories Co., Ltd.                                   106,600      740,648       0.0%
    Yuki Gosei Kogyo Co., Ltd.                                      36,200      101,046       0.0%
    Yushiro Chemical Industry Co., Ltd.                             71,500    1,184,009       0.0%
                                                                           ------------      ----
Total Materials                                                             481,562,459      10.8%
                                                                           ------------      ----
Real Estate -- (1.9%)
#   AD Works Co., Ltd.                                           1,649,300      602,066       0.0%
    Airport Facilities Co., Ltd.                                   137,270      794,194       0.0%
    Anabuki Kosan, Inc.                                              3,700      106,527       0.0%
    Aoyama Zaisan Networks Co., Ltd.                                58,500    1,036,015       0.0%
#   Apaman Co., Ltd.                                                77,300      923,487       0.0%
#   Arealink Co., Ltd.                                              56,700    1,871,185       0.1%
    B-Lot Co., Ltd.                                                 10,100      185,526       0.0%
    Cosmos Initia Co., Ltd.                                         79,900      602,996       0.0%
    CRE, Inc.                                                       30,400      500,792       0.0%
    Daibiru Corp.                                                  317,900    3,790,473       0.1%
    Daikyo, Inc.                                                   211,000    4,592,346       0.1%
#   Dear Life Co., Ltd.                                            108,600      581,715       0.0%
    Goldcrest Co., Ltd.                                            113,090    2,402,191       0.1%
#   Grandy House Corp.                                             101,200      453,583       0.0%
    Heiwa Real Estate Co., Ltd.                                    236,600    5,541,918       0.1%
#   Ichigo, Inc.                                                 1,573,900    7,008,759       0.2%
    Intellex Co., Ltd.                                              30,000      294,062       0.0%
#*  Japan Asset Marketing Co., Ltd.                              1,649,800    1,863,523       0.0%
    Japan Corporate Housing Service, Inc.                           10,500       81,496       0.0%
    Japan Property Management Center Co., Ltd.                      87,700    1,285,512       0.0%
    Kabuki-Za Co., Ltd.                                             25,700    1,364,803       0.0%
    Keihanshin Building Co., Ltd.                                  230,800    1,966,454       0.1%
    Kenedix, Inc.                                                  630,000    3,638,814       0.1%
#*  LAND Co., Ltd.                                               1,824,900      245,193       0.0%
    Leopalace21 Corp.                                            1,702,800   14,768,257       0.3%
    Mugen Estate Co., Ltd.                                          77,000      977,598       0.0%
#   Nippon Commercial Development Co., Ltd.                         67,500    1,104,283       0.0%
    Nisshin Fudosan Co.                                            205,200    1,541,032       0.0%
#   Prospect Co., Ltd.                                           2,897,000    1,417,963       0.0%
#   Raysum Co., Ltd.                                               107,100    1,395,962       0.0%
    SAMTY Co., Ltd.                                                122,600    2,265,762       0.1%
    Sankyo Frontier Co., Ltd.                                       21,700      647,304       0.0%
#   Sansei Landic Co., Ltd.                                         37,500      456,695       0.0%
#   Shinoken Group Co., Ltd.                                        86,000    2,614,762       0.1%
    Star Mica Co., Ltd.                                             78,400    1,693,848       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
Real Estate -- (Continued)
     Sun Frontier Fudousan Co., Ltd.                                 198,500 $    2,395,035        0.1%
     Takara Leben Co., Ltd.                                          592,100      2,508,572        0.1%
#    Tateru, Inc.                                                    166,000      2,805,083        0.1%
     TOC Co., Ltd.                                                   416,650      3,689,348        0.1%
     Tokyo Rakutenchi Co., Ltd.                                       20,700      1,038,102        0.0%
#    Tokyo Theatres Co., Inc.                                         46,799        624,483        0.0%
     Tosei Corp.                                                     232,500      2,849,988        0.1%
#    Unizo Holdings Co., Ltd.                                        152,900      3,640,818        0.1%
     Urbanet Corp. Co., Ltd.                                         123,500        423,729        0.0%
                                                                             --------------      -----
Total Real Estate                                                                90,592,254        2.0%
                                                                             --------------      -----
Telecommunication Services -- (0.1%)
#*   Broadmedia Corp.                                                548,000        350,037        0.0%
#    Freebit Co., Ltd.                                                79,500        777,893        0.0%
     Okinawa Cellular Telephone Co.                                   68,900      2,564,656        0.1%
#*   Usen-Next Holdings Co., Ltd.                                    103,000        846,198        0.0%
*    Vision, Inc.                                                     39,900      1,154,306        0.1%
     WirelessGate, Inc.                                               59,400        777,654        0.0%
                                                                             --------------      -----
Total Telecommunication Services                                                  6,470,744        0.2%
                                                                             --------------      -----
Utilities -- (1.3%)
#*   Eneres Co., Ltd.                                                169,200        818,656        0.0%
#    eRex Co., Ltd.                                                  286,800      2,274,992        0.1%
     Hiroshima Gas Co., Ltd.                                         303,400      1,040,480        0.0%
#    Hokkaido Electric Power Co., Inc.                             1,406,600      9,334,609        0.2%
     Hokkaido Gas Co., Ltd.                                          480,000      1,307,012        0.0%
#*   Hokuriku Electric Power Co.                                   1,293,400     13,198,577        0.3%
     Hokuriku Gas Co., Ltd.                                           10,100        302,059        0.0%
     K&O Energy Group, Inc.                                           96,900      1,536,958        0.1%
     Nippon Gas Co., Ltd.                                            254,700     12,505,163        0.3%
     Okinawa Electric Power Co., Inc. (The)                          229,217      6,989,748        0.2%
     Saibu Gas Co., Ltd.                                             213,900      5,781,170        0.1%
     Shikoku Electric Power Co., Inc.                                 53,800        685,956        0.0%
     Shizuoka Gas Co., Ltd.                                          354,000      3,202,952        0.1%
#    Toell Co., Ltd.                                                  46,100        445,965        0.0%
#    West Holdings Corp.                                              96,800        709,716        0.0%
                                                                             --------------      -----
Total Utilities                                                                  60,134,013        1.4%
                                                                             --------------      -----
TOTAL COMMON STOCKS                                                           4,389,572,312       98.8%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   4,389,572,312
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@ DFA Short Term Investment Fund                               23,599,833    273,050,068        6.1%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,525,312,761)                          $4,662,622,380      104.9%
                                                                             ==============      =====

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary               -- $  864,830,758   --    $  864,830,758
   Consumer Staples                     --    382,648,747   --       382,648,747
   Energy                               --     39,099,899   --        39,099,899
   Financials                   $7,018,645    371,260,851   --       378,279,496
   Health Care                          --    218,331,387   --       218,331,387
   Industrials                          --  1,265,809,256   --     1,265,809,256
   Information Technology               --    601,813,299   --       601,813,299
   Materials                            --    481,562,459   --       481,562,459
   Real Estate                          --     90,592,254   --        90,592,254
   Telecommunication Services           --      6,470,744   --         6,470,744
   Utilities                            --     60,134,013   --        60,134,013
Securities Lending Collateral           --    273,050,068   --       273,050,068
                                ---------- --------------   --    --------------
TOTAL                           $7,018,645 $4,655,603,735   --    $4,662,622,380
                                ========== ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
COMMON STOCKS -- (90.6%)
AUSTRALIA -- (51.6%)
*   3P Learning, Ltd.                                                93,233 $   103,247       0.0%
*   88 Energy, Ltd.                                                 604,262      18,509       0.0%
    Accent Group, Ltd.                                            1,031,453     969,194       0.1%
    Adacel Technologies, Ltd.                                       140,130     194,590       0.0%
    Adairs, Ltd.                                                    179,515     286,131       0.0%
#   Adelaide Brighton, Ltd.                                       3,364,087  16,230,411       0.8%
*   Aeon Metals, Ltd.                                                45,332      10,666       0.0%
#   Ainsworth Game Technology, Ltd.                                 981,684   1,407,732       0.1%
#*  Alkane Resources, Ltd.                                        1,811,839     380,189       0.0%
    Alliance Aviation Services, Ltd.                                 27,285      34,616       0.0%
    ALS, Ltd.                                                     2,475,697  14,448,074       0.7%
    Altium, Ltd.                                                    756,548  11,489,185       0.6%
#   AMA Group, Ltd.                                               1,445,951   1,051,104       0.1%
#   Amaysim Australia, Ltd.                                       1,355,718   1,219,963       0.1%
    Ansell, Ltd.                                                    966,611  18,885,588       1.0%
*   Antares Energy, Ltd.                                             13,289          24       0.0%
#   AP Eagers, Ltd.                                                 296,589   1,961,511       0.1%
    APN Property Group, Ltd.                                         26,661       8,416       0.0%
    Apollo Tourism & Leisure, Ltd.                                   27,089      31,158       0.0%
    Appen, Ltd.                                                     615,643   4,429,873       0.2%
#   ARB Corp., Ltd.                                                 545,787   8,513,062       0.4%
#   Ardent Leisure Group                                          2,996,851   4,243,171       0.2%
    Asaleo Care, Ltd.                                             2,714,720   2,640,995       0.1%
*   Atlas Iron, Ltd.                                              8,964,247     200,707       0.0%
    AUB Group, Ltd.                                                 293,607   3,104,525       0.2%
*   Aurelia Metals, Ltd.                                            586,705     169,440       0.0%
    Ausdrill, Ltd.                                                2,087,632   4,366,508       0.2%
    Austal, Ltd.                                                  1,540,941   2,044,520       0.1%
*   Austin Engineering, Ltd.                                         95,866      17,606       0.0%
#*  Australian Agricultural Co., Ltd.                             2,990,515   2,467,096       0.1%
    Australian Finance Group, Ltd.                                  481,622     497,584       0.0%
    Australian Pharmaceutical Industries, Ltd.                    2,860,486   2,904,678       0.2%
#*  Australian Property Systems, Ltd.                             1,170,797   4,794,459       0.2%
    Australian Vintage, Ltd.                                      4,199,886   1,890,908       0.1%
    Auswide Bank, Ltd.                                              102,961     415,009       0.0%
#   Automotive Holdings Group, Ltd.                               1,948,477   4,933,918       0.3%
*   Avanco Resources, Ltd.                                        2,444,368     293,800       0.0%
    Aveo Group                                                    2,672,788   5,249,215       0.3%
    AVJennings, Ltd.                                              7,085,798   3,785,951       0.2%
    Axsesstoday, Ltd.                                                20,251      32,544       0.0%
#   Baby Bunting Group, Ltd.                                        278,031     283,906       0.0%
#   Bapcor, Ltd.                                                  1,582,825   6,983,397       0.4%
*   Base Resources, Ltd.                                            215,873      41,265       0.0%
    Beach Energy, Ltd.                                           16,720,311  19,719,954       1.0%
#*  Beadell Resources, Ltd.                                       7,171,491     433,015       0.0%
#   Bega Cheese, Ltd.                                             1,272,859   6,783,845       0.3%
    Bell Financial Group, Ltd.                                       67,033      36,516       0.0%
#*  Bellamy's Australia, Ltd.                                       568,208   7,697,307       0.4%
#   Blackmores, Ltd.                                                 83,730   7,411,370       0.4%
*   Blue Energy, Ltd.                                                97,807       9,151       0.0%
#   Blue Sky Alternative Investments, Ltd.                           95,426     221,397       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
AUSTRALIA -- (Continued)
#   Bravura Solutions, Ltd.                 540,499 $ 1,178,750       0.1%
    Breville Group, Ltd.                    831,688   7,098,379       0.4%
#   Brickworks, Ltd.                        350,185   4,199,480       0.2%
    BT Investment Management, Ltd.        1,209,577   8,309,974       0.4%
#*  Buru Energy, Ltd.                       632,180     162,977       0.0%
#   BWX, Ltd.                               335,452   1,272,708       0.1%
#   Cabcharge Australia, Ltd.               863,423   1,194,972       0.1%
    Capilano Honey, Ltd.                     18,636     211,451       0.0%
    Capitol Health, Ltd.                  2,931,070     603,434       0.0%
    Capral, Ltd.                             58,499       6,150       0.0%
#*  Cardno, Ltd.                          1,687,871   1,534,545       0.1%
*   Carnarvon Petroleum, Ltd.             5,245,141     570,310       0.0%
*   Carnegie Clean Energy, Ltd.           1,015,131      22,761       0.0%
#   carsales.com, Ltd.                    1,702,940  18,278,249       0.9%
#*  Cash Converters International, Ltd.   2,406,480     630,145       0.0%
#*  Catapult Group International, Ltd.      308,182     278,929       0.0%
    Cedar Woods Properties, Ltd.            370,461   1,704,464       0.1%
    Centuria Capital Group                    9,881      10,193       0.0%
    Citadel Group, Ltd. (The)                22,073      99,479       0.0%
#   Class, Ltd.                             399,883     691,352       0.0%
*   Clean Seas Seafood, Ltd.              1,404,602      53,840       0.0%
    Cleanaway Waste Management, Ltd.     13,779,656  16,363,957       0.8%
*   Clinuvel Pharmaceuticals, Ltd.           30,557     271,094       0.0%
    Codan, Ltd.                             552,241   1,022,704       0.1%
#   Collection House, Ltd.                2,172,576   2,321,464       0.1%
    Collins Foods, Ltd.                     721,192   2,902,054       0.2%
#*  Cooper Energy, Ltd.                   7,132,290   1,845,813       0.1%
#   Corporate Travel Management, Ltd.       454,464   8,461,498       0.4%
    Costa Group Holdings, Ltd.            1,722,696   9,389,989       0.5%
#   Credit Corp. Group, Ltd.                483,007   6,499,453       0.3%
*   CSG, Ltd.                             1,252,605     376,917       0.0%
    CSR, Ltd.                             3,680,857  15,530,958       0.8%
*   CuDeco, Ltd.                            387,893      68,626       0.0%
    Data#3, Ltd.                            799,710   1,017,016       0.1%
*   Decmil Group, Ltd.                      990,896     931,654       0.1%
*   Devine, Ltd.                             25,368       6,743       0.0%
    Dicker Data, Ltd.                       186,807     410,607       0.0%
    Domain Holdings Australia, Ltd.       1,530,389   3,548,180       0.2%
#   Domino's Pizza Enterprises, Ltd.        290,881   9,208,459       0.5%
    Donaco International, Ltd.               28,566       5,451       0.0%
*   Doray Minerals, Ltd.                     95,238      20,660       0.0%
    Downer EDI, Ltd.                      4,034,426  20,764,288       1.1%
    DuluxGroup, Ltd.                      3,101,823  18,034,478       0.9%
    DWS, Ltd.                               514,109     481,274       0.0%
    Eclipx Group, Ltd.                    1,526,923   3,719,340       0.2%
#   Elders, Ltd.                            886,555   5,260,351       0.3%
#*  Emeco Holdings, Ltd.                    722,681     150,490       0.0%
*   EML Payments, Ltd.                       53,154      49,847       0.0%
#*  Energy Resources of Australia, Ltd.   1,487,868     596,978       0.0%
#*  Energy World Corp., Ltd.              4,255,918     641,515       0.0%
    EQT Holdings, Ltd.                       28,836     456,015       0.0%
    ERM Power, Ltd.                       1,079,863   1,384,920       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                 ---------- ----------- ---------------
AUSTRALIA -- (Continued)
    Estia Health, Ltd.                            1,328,385 $ 3,540,246       0.2%
    Euroz, Ltd.                                     101,762      89,684       0.0%
    Event Hospitality and Entertainment, Ltd.       539,705   5,645,042       0.3%
    Evolution Mining, Ltd.                        2,030,419   4,853,602       0.3%
    Fairfax Media, Ltd.                          19,821,806  10,609,859       0.5%
#*  FAR, Ltd.                                     9,219,905     622,980       0.0%
#   Finbar Group, Ltd.                              197,129     151,377       0.0%
#   Fleetwood Corp., Ltd.                           423,260     705,739       0.0%
#   FlexiGroup, Ltd.                              1,862,660   2,880,069       0.2%
    Flight Centre Travel Group, Ltd.                 40,874   1,712,279       0.1%
#   G8 Education, Ltd.                            2,747,111   4,666,858       0.2%
#*  Galaxy Resources, Ltd.                        2,286,516   5,185,309       0.3%
#*  Gascoyne Resources, Ltd.                        262,673     102,496       0.0%
#   Gateway Lifestyle                             1,805,353   2,693,140       0.1%
#   GBST Holdings, Ltd.                             178,479     301,015       0.0%
#   Genworth Mortgage Insurance Australia, Ltd.   1,788,239   3,114,084       0.2%
#   Global Construction Services, Ltd.              251,929     133,752       0.0%
#*  Gold Road Resources, Ltd.                     1,299,690     774,321       0.0%
    GR Engineering Services, Ltd.                    55,230      58,065       0.0%
    GrainCorp, Ltd. Class A                       1,258,179   8,371,919       0.4%
    Grange Resources, Ltd.                        1,724,297     225,679       0.0%
#   Greencross, Ltd.                                524,522   2,091,537       0.1%
*   Greenland Minerals & Energy, Ltd.               114,047       7,361       0.0%
#   GUD Holdings, Ltd.                              956,193   9,084,103       0.5%
    GWA Group, Ltd.                               2,071,266   5,980,062       0.3%
#   Hansen Technologies, Ltd.                     1,061,558   3,420,866       0.2%
#   Harvey Norman Holdings, Ltd.                  1,042,499   2,748,007       0.1%
#   Healthscope, Ltd.                             8,543,532  15,565,749       0.8%
    Helloworld Travel, Ltd.                          12,955      45,247       0.0%
#*  Highfield Resources, Ltd.                       160,730     105,781       0.0%
*   Hills, Ltd.                                     455,585      73,212       0.0%
*   Horizon Oil, Ltd.                             4,073,887     440,345       0.0%
#   HT&E, Ltd.                                    2,174,438   3,821,588       0.2%
    IDP Education, Ltd.                             346,502   2,002,566       0.1%
    Iluka Resources, Ltd.                         1,760,123  15,451,894       0.8%
*   Imdex, Ltd.                                   2,104,336   1,962,302       0.1%
#   IMF Bentham, Ltd.                             1,241,488   2,323,361       0.1%
#*  Immutep, Ltd.                                 1,409,121      25,131       0.0%
#   Independence Group NL                         3,049,253  11,730,613       0.6%
*   Infigen Energy                                5,060,179   2,622,300       0.1%
    Infomedia, Ltd.                               2,521,963   1,675,476       0.1%
#   Inghams Group, Ltd.                             714,686   2,016,512       0.1%
    Integral Diagnostics, Ltd.                       14,901      26,307       0.0%
    Integrated Research, Ltd.                       603,334   1,737,531       0.1%
#   InvoCare, Ltd.                                  920,100   8,992,232       0.5%
#   IOOF Holdings, Ltd.                           2,368,404  15,905,535       0.8%
#   IPH, Ltd.                                       875,080   2,399,778       0.1%
    IRESS, Ltd.                                   1,175,824   9,224,117       0.5%
#   iSelect, Ltd.                                   742,596     318,701       0.0%
#   iSentia Group, Ltd.                             995,634     597,720       0.0%
    IVE Group, Ltd.                                 343,043     574,048       0.0%
#   Japara Healthcare, Ltd.                       1,648,443   2,352,684       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                       PERCENTAGE
                                                SHARES     VALUE++   OF NET ASSETS**
                                               --------- ----------- ---------------
AUSTRALIA -- (Continued)
#   JB Hi-Fi, Ltd.                               962,791 $18,562,184       0.9%
    Jumbo Interactive, Ltd.                      121,411     398,076       0.0%
*   Jupiter Mines, Ltd.                          344,616      99,886       0.0%
    K&S Corp., Ltd.                              274,800     352,282       0.0%
#*  Karoon Gas Australia, Ltd.                 1,703,069   1,616,636       0.1%
#*  Kingsgate Consolidated, Ltd.               1,797,365     383,479       0.0%
*   Kingsrose Mining, Ltd.                       937,248      57,772       0.0%
#   Kogan.com, Ltd.                              178,055   1,032,400       0.1%
    LifeHealthcare Group, Ltd.                     8,683      23,640       0.0%
    Lifestyle Communities, Ltd.                   52,964     199,262       0.0%
    Link Administration Holdings, Ltd.         2,142,675  13,332,454       0.7%
    Lovisa Holdings, Ltd.                        107,266     776,558       0.0%
*   Lynas Corp., Ltd.                          1,344,893   2,591,865       0.1%
    MACA, Ltd.                                   948,928     919,062       0.1%
*   Macmahon Holdings, Ltd.                    7,324,803   1,203,799       0.1%
    Macquarie Atlas Roads Group                3,516,909  17,004,838       0.9%
#   Magellan Financial Group, Ltd.               457,651   7,995,377       0.4%
    Mantra Group, Ltd.                         1,991,957   5,915,326       0.3%
    MaxiTRANS Industries, Ltd.                   915,613     469,445       0.0%
#*  Mayne Pharma Group, Ltd.                   6,757,843   3,445,076       0.2%
    McMillan Shakespeare, Ltd.                   487,275   6,156,959       0.3%
    McPherson's, Ltd.                            645,090     605,825       0.0%
*   Medusa Mining, Ltd.                        1,334,671     559,575       0.0%
#   Melbourne IT, Ltd.                           949,920   2,637,553       0.1%
#*  Mermaid Marine Australia, Ltd.             4,749,942     839,279       0.0%
#*  Mesoblast, Ltd.                              782,426     860,142       0.0%
#   Metals X, Ltd.                             2,933,458   1,718,199       0.1%
#   Metcash, Ltd.                              6,611,120  17,844,135       0.9%
#   Michael Hill International, Ltd.(BD8D249)  1,490,263   1,138,697       0.1%
#   Michael Hill International, Ltd.(BD8D250)     94,305      72,234       0.0%
*   Millennium Minerals, Ltd.                    946,708     151,739       0.0%
*   Mincor Resources NL                          766,120     238,274       0.0%
*   Mineral Deposits, Ltd.                        19,495      21,615       0.0%
    Mineral Resources, Ltd.                    1,168,088  15,641,803       0.8%
#   MNF Group, Ltd.                              191,475     748,725       0.0%
#   Monadelphous Group, Ltd.                     813,595   9,840,232       0.5%
#   Monash IVF Group, Ltd.                       929,280     817,624       0.0%
#   Money3 Corp., Ltd.                           621,964     827,675       0.0%
#   Mortgage Choice, Ltd.                        826,970   1,084,883       0.1%
    Motorcycle Holdings, Ltd.                     14,469      34,163       0.0%
    Mount Gibson Iron, Ltd.                    4,879,718   1,522,262       0.1%
#   Myer Holdings, Ltd.                        5,669,367   1,637,160       0.1%
#   MYOB Group, Ltd.                           2,577,605   6,284,932       0.3%
    MyState, Ltd.                                467,834   1,636,356       0.1%
    Navigator Global Investments, Ltd.           752,455   2,163,593       0.1%
#   Navitas, Ltd.                              1,767,557   5,659,377       0.3%
*   Neometals, Ltd.                              533,756     134,001       0.0%
#*  NetComm Wireless, Ltd.                       216,798     223,735       0.0%
    New Hope Corp., Ltd.                         328,650     534,649       0.0%
#*  NEXTDC, Ltd.                                 432,738   2,222,439       0.1%
    nib holdings, Ltd.                         2,972,376  12,425,083       0.6%
    Nick Scali, Ltd.                             270,546   1,412,225       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                           --------- ----------- ---------------
AUSTRALIA -- (Continued)
    Nine Entertainment Co. Holdings, Ltd.  4,195,529 $ 7,429,570       0.4%
    Northern Star Resources, Ltd.          4,806,957  22,941,083       1.2%
*   NRW Holdings, Ltd.                     2,540,504   2,435,670       0.1%
    Nufarm, Ltd.                           1,720,608  11,760,789       0.6%
#   OFX Group, Ltd.                        1,481,807   2,003,194       0.1%
*   OM Holdings, Ltd.                         58,046      52,321       0.0%
*   Onevue Holdings, Ltd.                    501,494     267,944       0.0%
    oOh!media, Ltd.                          591,646   2,160,452       0.1%
    Orora, Ltd.                            7,096,268  17,797,679       0.9%
    OZ Minerals, Ltd.                      2,198,276  15,170,239       0.8%
    Pacific Current Group, Ltd.              164,960     779,026       0.0%
    Pacific Energy, Ltd.                      30,060      12,066       0.0%
    Pacific Smiles Group, Ltd.               256,946     315,888       0.0%
#   Pact Group Holdings, Ltd.                894,358   3,808,146       0.2%
*   Panoramic Resources, Ltd.              2,802,164   1,110,867       0.1%
*   Pantoro, Ltd.                            407,293     105,216       0.0%
#   Paragon Care, Ltd.                       553,775     303,909       0.0%
    Peet, Ltd.                             1,846,384   1,962,606       0.1%
#*  Peninsula Energy, Ltd.                   268,623      50,225       0.0%
#   Perpetual, Ltd.                          356,426  10,752,872       0.5%
#*  Perseus Mining, Ltd.                   7,749,285   2,661,435       0.1%
    Pioneer Credit, Ltd.                     149,811     392,845       0.0%
#   Platinum Asset Management, Ltd.        1,290,958   5,476,059       0.3%
*   PMP, Ltd.                              2,421,092     509,554       0.0%
#*  Praemium, Ltd.                         1,016,687     532,108       0.0%
#   Premier Investments, Ltd.                610,324   7,206,380       0.4%
    Primary Health Care, Ltd.              3,326,526   9,483,692       0.5%
#   Prime Media Group, Ltd.                2,115,465     460,464       0.0%
    Pro Medicus, Ltd.                        192,067   1,153,155       0.1%
    PWR Holdings, Ltd.                        61,827     109,463       0.0%
    QMS Media, Ltd.                          322,350     254,514       0.0%
#   Qube Holdings, Ltd.                    4,318,664   7,443,162       0.4%
#*  Quintis, Ltd.                          2,130,129     415,376       0.0%
#*  Ramelius Resources, Ltd.               3,502,863   1,351,972       0.1%
    RCR Tomlinson, Ltd.                    1,214,629   3,701,676       0.2%
*   Reckon, Ltd.                             446,073     432,233       0.0%
*   Red River Resources, Ltd.                322,302      69,585       0.0%
    Reece, Ltd.                            1,034,014   8,252,440       0.4%
#   Regis Healthcare, Ltd.                 1,232,221   3,540,952       0.2%
    Regis Resources, Ltd.                  3,227,165  11,388,171       0.6%
    Reject Shop, Ltd. (The)                  277,760   1,539,187       0.1%
#   Reliance Worldwide Corp., Ltd.         2,172,912   7,711,023       0.4%
#   Resolute Mining, Ltd.                  7,575,156   6,469,359       0.3%
#   Retail Food Group, Ltd.                1,339,855     927,003       0.1%
    Ridley Corp., Ltd.                     1,705,857   1,635,425       0.1%
*   RPMGlobal Holdings, Ltd.                  52,065      26,646       0.0%
    Ruralco Holdings, Ltd.                   164,672     389,338       0.0%
#   RXP Services, Ltd.                       495,127     211,797       0.0%
    Salmat, Ltd.                             645,788     328,738       0.0%
    Sandfire Resources NL                  1,295,934   7,669,803       0.4%
*   Saracen Mineral Holdings, Ltd.         7,247,386  10,187,827       0.5%
#   SeaLink Travel Group, Ltd.               185,649     549,163       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                        ---------- ----------- ---------------
  AUSTRALIA -- (Continued)
  #   Select Harvests, Ltd.                674,833 $ 3,159,588       0.2%
  *   Senetas Corp., Ltd.                  131,335      11,265       0.0%
  #*  Senex Energy, Ltd.                11,411,198   3,541,770       0.2%
  #   Servcorp, Ltd.                       342,797   1,231,631       0.1%
      Service Stream, Ltd.               2,120,468   2,517,534       0.1%
      Seven Group Holdings, Ltd.           625,509   8,529,355       0.4%
      Seven West Media, Ltd.             7,785,820   3,238,028       0.2%
      SG Fleet Group, Ltd.                 351,830     935,247       0.1%
      Shine Corporate, Ltd.                 15,573      10,517       0.0%
  #   Shriro Holdings, Ltd.                148,697     153,133       0.0%
  #   Sigma Healthcare, Ltd.             8,320,487   4,834,828       0.2%
  #*  Silex Systems, Ltd.                  411,622      91,362       0.0%
  #   Silver Chef, Ltd.                    138,918     361,431       0.0%
  #*  Silver Lake Resources, Ltd.        4,060,760   1,701,676       0.1%
      Sims Metal Management, Ltd.        1,382,214  16,705,016       0.9%
  *   Sino Gas & Energy Holdings, Ltd.   5,053,842     643,526       0.0%
      Sirtex Medical, Ltd.                 549,789  11,498,229       0.6%
      SmartGroup Corp., Ltd.               568,829   4,634,351       0.2%
      Southern Cross Media Group, Ltd.   3,965,374   3,433,630       0.2%
      Spark Infrastructure Group         9,880,226  17,420,897       0.9%
      SpeedCast International, Ltd.      1,854,862   8,238,408       0.4%
      SRG, Ltd.                              2,002       2,758       0.0%
      St Barbara, Ltd.                   4,165,437  13,288,919       0.7%
      Steadfast Group, Ltd.              4,895,617  10,080,408       0.5%
  *   Strike Energy, Ltd.                1,789,423      82,890       0.0%
  #*  Sundance Energy Australia, Ltd.   32,443,254   1,508,384       0.1%
      Sunland Group, Ltd.                  740,896     979,771       0.1%
  #   Super Retail Group, Ltd.           1,288,021   6,963,774       0.4%
  #   Superloop, Ltd.                      320,615     455,263       0.0%
  #*  Syrah Resources, Ltd.              1,570,227   3,759,434       0.2%
  #   Tassal Group, Ltd.                 1,418,519   4,132,495       0.2%
      Technology One, Ltd.               1,793,577   6,662,190       0.3%
  #   Thorn Group, Ltd.                    719,236     330,756       0.0%
  *   Tiger Resources, Ltd.              9,447,997     141,718       0.0%
  #   Tox Free Solutions, Ltd.           1,278,532   3,308,408       0.2%
      Tribune Resources, Ltd.                3,093      15,176       0.0%
  #*  Troy Resources, Ltd.               2,230,415     218,974       0.0%
      Villa World, Ltd.                    767,485   1,425,028       0.1%
  #*  Village Roadshow, Ltd.               836,651   1,358,856       0.1%
  #*  Virgin Australia Holdings, Ltd.   11,947,588   1,971,377       0.1%
      Virtus Health, Ltd.                  524,539   2,224,645       0.1%
      Vita Group, Ltd.                     454,794     369,908       0.0%
  #   Vocus Group, Ltd.                  4,330,071   7,958,000       0.4%
  *   Watpac, Ltd.                         760,701     453,356       0.0%
  #   Webjet, Ltd.                         892,407   7,350,714       0.4%
      Webster, Ltd.                         85,362      99,648       0.0%
      Western Areas, Ltd.                2,274,784   5,857,719       0.3%
  #*  Westgold Resources, Ltd.           1,493,841   1,653,487       0.1%
      Whitehaven Coal, Ltd.              2,214,418   7,635,883       0.4%
  #   WiseTech Global, Ltd.                165,792   1,245,197       0.1%
      WorleyParsons, Ltd.                1,474,136  17,967,912       0.9%
      WPP AUNZ, Ltd.                     2,476,651   1,708,292       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                   PERCENTAGE
                                                         SHARES      VALUE++     OF NET ASSETS**
                                                       ---------- -------------- ---------------
AUSTRALIA -- (Continued)
    Xenith IP Group, Ltd.                                   9,607 $        8,513       0.0%
                                                                  --------------      ----
TOTAL AUSTRALIA                                                    1,118,848,658      56.7%
                                                                  --------------      ----
CANADA -- (0.0%)
*   Copper Mountain Mining Corp.                          107,936        103,199       0.0%
                                                                  --------------      ----
CHINA -- (0.0%)
    Nanfang Communication Holdings, Ltd.                  272,000        157,406       0.0%
                                                                  --------------      ----
HONG KONG -- (24.2%)
*   13 Holdings, Ltd. (The)                               156,750         11,368       0.0%
    Aeon Credit Service Asia Co., Ltd.                    752,000        609,364       0.0%
    Aeon Stores Hong Kong Co., Ltd.                       248,000        152,134       0.0%
#   Agritrade Resources, Ltd.                          20,035,000      3,748,032       0.2%
    Alco Holdings, Ltd.                                 1,614,000        283,190       0.0%
    Allan International Holdings                           32,000          8,393       0.0%
    Allied Group, Ltd.                                    661,200      4,160,440       0.2%
#   Allied Properties HK, Ltd.                         12,111,857      2,413,486       0.1%
    Alltronics Holdings, Ltd.                           2,453,600        785,803       0.0%
    APAC Resources, Ltd.                                2,270,888        368,521       0.0%
#*  Applied Development Holdings, Ltd.                 13,190,000      1,054,328       0.1%
#   APT Satellite Holdings, Ltd.                        3,008,500      1,425,015       0.1%
    Arts Optical International Hldgs, Ltd.                730,000        186,190       0.0%
    Asia Financial Holdings, Ltd.                       2,404,908      1,491,546       0.1%
*   Asia Investment Finance Group, Ltd.                15,652,000        195,393       0.0%
    Asia Satellite Telecommunications Holdings, Ltd.      934,500        736,245       0.0%
    Asia Standard Hotel Group, Ltd.                    34,101,654      2,132,124       0.1%
#   Asia Standard International Group, Ltd.            13,270,917      3,181,419       0.2%
    Associated International Hotels, Ltd.                 952,000      3,003,622       0.2%
*   Auto Italia Holdings                                1,900,000         21,214       0.0%
*   Automated Systems Holdings, Ltd.                      192,000         36,416       0.0%
*   Beijing Gas Blue Sky Holdings, Ltd.                18,800,000      1,218,253       0.1%
    BeijingWest Industries International, Ltd.          1,277,600        184,326       0.0%
*   Best Food Holding Co., Ltd.                           330,000         51,744       0.0%
    BOC Aviation, Ltd.                                    145,000        847,787       0.1%
#   BOE Varitronix, Ltd.                                3,046,293      1,465,527       0.1%
*   Bonjour Holdings, Ltd.                             13,988,600        594,120       0.0%
    Bossini International Holdings, Ltd.                3,699,500        167,099       0.0%
#   Bright Smart Securities & Commodities Group, Ltd.   6,366,000      2,074,941       0.1%
*   Brightoil Petroleum Holdings, Ltd.                 10,052,000      1,440,821       0.1%
*   Brockman Mining, Ltd.                              22,810,814        341,189       0.0%
*   Burwill Holdings, Ltd.                             34,142,960      1,533,148       0.1%
    Cafe de Coral Holdings, Ltd.                        2,448,000      6,010,842       0.3%
*   Camsing International Holding, Ltd.                 1,222,000        937,196       0.1%
*   Cash Financial Services Group, Ltd.                 2,934,000         63,363       0.0%
*   CCT Land Holdings, Ltd.                            18,640,000         23,749       0.0%
#*  CEFC Hong Kong Financial Investment Co., Ltd.         810,000         34,331       0.0%
    Century City International Holdings, Ltd.           6,723,460        639,467       0.0%
#   CGN Mining Co., Ltd.                                4,855,000        319,557       0.0%
*   Champion Technology Holdings, Ltd.                    864,254         83,482       0.0%
    Chen Hsong Holdings                                 1,212,000        344,307       0.0%
    Cheuk Nang Holdings, Ltd.                             679,350        392,167       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                 SHARES      VALUE++   OF NET ASSETS**
                                                               ----------- ----------- ---------------
HONG KONG -- (Continued)
    Chevalier International Holdings, Ltd.                         820,989 $ 1,288,628       0.1%
*   China Baofeng International, Ltd.                               22,000       8,365       0.0%
*   China Best Group Holding, Ltd.                               8,500,000      90,391       0.0%
*   China Chuanglian Education Financial Group, Ltd.             5,416,000      67,643       0.0%
    China Display Optoelectronics Technology Holdings, Ltd.      4,928,000     416,891       0.0%
*   China Energy Development Holdings, Ltd.                     53,782,000     527,408       0.0%
    China Flavors & Fragrances Co., Ltd.                         1,561,028     527,608       0.0%
*   China Fortune Financial Group, Ltd.                          6,570,000     108,994       0.0%
#   China Goldjoy Group, Ltd.                                   10,716,000     702,824       0.0%
*   China HKBridge Holdings, Ltd.                                  103,000      28,826       0.0%
#*  China LNG Group, Ltd.                                        7,534,001   1,054,890       0.1%
*   China Ludao Technology Co., Ltd.                               580,000      95,212       0.0%
*   China Medical & Healthcare Group, Ltd.                      42,916,800   1,596,889       0.1%
    China Motor Bus Co., Ltd.                                       60,600     759,079       0.0%
*   China Oceanwide International Financial, Ltd.                  890,000     118,715       0.0%
#*  China Shandong Hi-Speed Financial Group, Ltd.                2,406,000      91,526       0.0%
*   China Soft Power Technology Holdings, Ltd.                  23,892,402     329,480       0.0%
*   China Solar Energy Holdings, Ltd.                            1,669,500       7,179       0.0%
*   China Star Entertainment, Ltd.                               1,900,000      79,145       0.0%
#*  China Strategic Holdings, Ltd.                              74,181,250     789,651       0.0%
    China Ting Group Holdings, Ltd.                              2,565,151     125,117       0.0%
#   Chinese Estates Holdings, Ltd.                               2,963,500   4,407,759       0.2%
*   Chinlink International Holdings, Ltd.                          909,800     110,142       0.0%
    Chinney Investments, Ltd.                                    1,180,000     489,452       0.0%
    Chong Hing Bank, Ltd.                                          146,000     295,126       0.0%
    Chow Sang Sang Holdings International, Ltd.                  2,405,000   5,279,865       0.3%
    CHTC Fong's Industries Co., Ltd.                                42,000       9,586       0.0%
    Chuang's China Investments, Ltd.                             8,251,407     596,392       0.0%
    Chuang's Consortium International, Ltd.                      7,399,043   1,670,165       0.1%
    CITIC Telecom International Holdings, Ltd.                  12,575,125   3,704,016       0.2%
    CK Life Sciences Intl Holdings, Inc.                        22,972,000   1,658,466       0.1%
*   CMMB Vision Holdings, Ltd.                                   9,204,000     222,693       0.0%
    CNQC International Holdings, Ltd.                            3,780,000   1,372,821       0.1%
    CNT Group, Ltd.                                              8,303,264     434,309       0.0%
*   Common Splendor International Health Industry Group, Ltd.   10,726,000   1,105,802       0.1%
*   Continental Holdings, Ltd.                                     450,000       7,651       0.0%
#   Convenience Retail Asia, Ltd.                                  142,000      66,781       0.0%
#*  Convoy Global Holdings, Ltd.                                38,622,000     616,582       0.0%
*   Cosmopolitan International Holdings, Ltd.                    2,040,000     284,539       0.0%
#   Cowell e Holdings, Inc.                                      3,513,000     805,307       0.1%
*   CP Lotus Corp.                                              11,880,000     173,684       0.0%
*   Crocodile Garments                                           2,196,000     225,898       0.0%
#   Cross-Harbour Holdings, Ltd. (The)                             989,956   1,634,819       0.1%
    CSI Properties, Ltd.                                        41,656,383   2,691,773       0.1%
*   CST Group, Ltd.                                            140,296,000     622,360       0.0%
*   Culturecom Holdings, Ltd.                                       45,000       2,769       0.0%
#   CW Group Holdings, Ltd.                                      2,804,500     429,663       0.0%
    Dah Sing Banking Group, Ltd.                                 3,943,916   9,365,489       0.5%
    Dah Sing Financial Holdings, Ltd.                            1,526,544  10,193,764       0.5%
*   Daohe Global Group, Ltd.                                       467,000      35,051       0.0%
    Dickson Concepts International, Ltd.                         1,282,500     468,855       0.0%
#*  Digital Domain Holdings, Ltd.                                1,080,000      22,579       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                PERCENTAGE
                                                        SHARES      VALUE++   OF NET ASSETS**
                                                      ----------- ----------- ---------------
HONG KONG -- (Continued)
*   DTXS Silk Road Investment Holdings Co., Ltd.           22,000 $    13,085       0.0%
    Dynamic Holdings, Ltd.                                 70,000      67,196       0.0%
    Eagle Nice International Holdings, Ltd.             2,086,000     973,961       0.1%
    EcoGreen International Group, Ltd.                  1,782,640     321,490       0.0%
*   eForce Holdings, Ltd.                               5,912,000     148,430       0.0%
*   Elegance Optical International Holdings, Ltd.         542,000     126,209       0.0%
    Emperor Capital Group, Ltd.                        31,527,000   2,429,619       0.1%
    Emperor Entertainment Hotel, Ltd.                   4,725,000   1,062,573       0.1%
    Emperor International Holdings, Ltd.                9,506,753   2,883,910       0.2%
    Emperor Watch & Jewellery, Ltd.                    28,650,000   1,961,957       0.1%
#   Enerchina Holdings, Ltd.                            5,426,700     309,010       0.0%
*   ENM Holdings, Ltd.                                 14,680,000   1,445,067       0.1%
#*  Esprit Holdings, Ltd.                              14,906,850   5,150,581       0.3%
*   eSun Holdings, Ltd.                                 4,444,000     703,816       0.0%
*   Eternity Investment, Ltd.                             830,000      19,576       0.0%
#   Fairwood Holdings, Ltd.                               753,600   2,873,856       0.2%
    Far East Consortium International, Ltd.            10,136,463   5,788,754       0.3%
*   Far East Holdings International, Ltd.               1,728,000     161,431       0.0%
#   FIH Mobile, Ltd.                                   19,005,000   3,258,284       0.2%
    First Pacific Co., Ltd.                             9,464,000   4,846,223       0.3%
*   First Shanghai Investments, Ltd.                    6,944,000     725,515       0.0%
    Fountain SET Holdings, Ltd.                         5,842,000     898,460       0.1%
    Four Seas Mercantile Holdings, Ltd.                   610,000     267,970       0.0%
*   Freeman FinTech Corp., Ltd.                        27,440,000   4,070,164       0.2%
#   Future Bright Holdings, Ltd.                        3,288,000     342,149       0.0%
*   Future World Financial Holdings, Ltd.                 205,723       4,919       0.0%
*   G-Resources Group, Ltd.                           174,891,600   1,421,099       0.1%
*   GCL New Energy Holdings, Ltd.                      44,718,000   2,480,344       0.1%
    Get Nice Financial Group, Ltd.                      2,998,600     485,333       0.0%
#   Get Nice Holdings, Ltd.                            51,222,000   1,884,517       0.1%
    Giordano International, Ltd.                       11,528,000   7,044,470       0.4%
#*  Global Brands Group Holding, Ltd.                  40,918,000   2,016,400       0.1%
    Glorious Sun Enterprises, Ltd.                      4,328,000     477,634       0.0%
    Gold Peak Industries Holdings, Ltd.                 3,029,642     328,581       0.0%
#*  Gold-Finance Holdings, Ltd.                         9,352,000   3,712,280       0.2%
    Golden Resources Development International, Ltd.    3,330,500     201,280       0.0%
#*  Good Resources Holdings, Ltd.                       9,720,000     332,929       0.0%
#   Goodbaby International Holdings, Ltd.               3,165,000   2,008,927       0.1%
*   GR Properties, Ltd.                                 1,296,000     131,555       0.0%
    Great Eagle Holdings, Ltd.                            668,566   3,377,125       0.2%
*   Greenheart Group, Ltd.                                668,000      86,339       0.0%
*   Greentech Technology International, Ltd.            6,240,000     106,243       0.0%
    Guangnan Holdings, Ltd.                             2,363,600     276,343       0.0%
#   Guotai Junan International Holdings, Ltd.          23,547,797   7,035,726       0.4%
#   Haitong International Securities Group, Ltd.       17,520,259  10,213,217       0.5%
    Hanison Construction Holdings, Ltd.                 2,405,649     437,294       0.0%
*   Hao Tian Development Group, Ltd.                   19,412,400     726,072       0.0%
    Harbour Centre Development, Ltd.                      935,500   1,736,343       0.1%
    High Fashion International, Ltd.                      250,000      58,793       0.0%
    HIN Sang Group International Holding Co., Ltd.         74,000      12,380       0.0%
#   HKBN, Ltd.                                          4,150,500   5,811,258       0.3%
    HKR International, Ltd.                             6,178,336   3,759,196       0.2%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                        SHARES      VALUE++   OF NET ASSETS**
                                                                      ----------- ----------- ---------------
HONG KONG -- (Continued)
*   Hoifu Energy Group, Ltd.                                              876,000 $   113,596       0.0%
    Hon Kwok Land Investment Co., Ltd.                                    388,800     220,811       0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                              150,800     859,997       0.1%
    Hong Kong Ferry Holdings Co., Ltd.                                    866,300     995,555       0.1%
#   Hong Kong International Construction Investment Management Group
      Co., Ltd.                                                         2,532,000     664,603       0.0%
    Hong Kong Shanghai Alliance Holdings, Ltd.                          1,248,002     108,287       0.0%
#*  Hong Kong Television Network, Ltd.                                  4,014,751   1,451,544       0.1%
#   Hongkong & Shanghai Hotels, Ltd. (The)                              2,933,845   4,446,505       0.2%
    Hongkong Chinese, Ltd.                                              5,038,000     878,234       0.1%
    Hop Hing Group Holdings, Ltd.                                      13,596,000     317,638       0.0%
    Hopewell Holdings, Ltd.                                             3,604,500  12,786,298       0.7%
#*  Hsin Chong Group Holdings, Ltd.                                    10,323,403      86,284       0.0%
*   Huarong International Financial Holdings, Ltd.                        732,000     143,640       0.0%
#*  Huarong Investment Stock Corp., Ltd.                                1,050,000     114,360       0.0%
*   Huisheng International Holdings, Ltd.                               2,408,000      88,593       0.0%
    Hung Hing Printing Group, Ltd.                                      2,728,000     621,421       0.0%
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.              11,986,000   4,405,649       0.2%
*   I-CABLE Communications, Ltd.                                        1,030,000      21,911       0.0%
#   IGG, Inc.                                                           7,730,000  11,625,114       0.6%
*   Imagi International Holdings, Ltd.                                  2,142,300     269,869       0.0%
    International Housewares Retail Co., Ltd.                             766,000     154,777       0.0%
    iOne Holdings, Ltd.                                                 2,560,000      48,273       0.0%
    IPE Group, Ltd.                                                     3,345,000     609,934       0.0%
#*  IRC, Ltd.                                                          23,876,266     509,568       0.0%
    IT, Ltd.                                                            4,344,532   2,108,323       0.1%
#   ITC Properties Group, Ltd.                                          5,940,836   2,092,688       0.1%
    Jacobson Pharma Corp., Ltd.                                           600,000     143,888       0.0%
    Johnson Electric Holdings, Ltd.                                     2,623,750   9,134,663       0.5%
    Kader Holdings Co., Ltd.                                              788,000     151,012       0.0%
    Kam Hing International Holdings, Ltd.                               1,830,000     155,315       0.0%
    Karrie International Holdings, Ltd.                                 2,278,000     338,613       0.0%
    Keck Seng Investments                                                 878,600     769,716       0.0%
    Kerry Logistics Network, Ltd.                                       3,024,500   4,618,510       0.2%
    Kingmaker Footwear Holdings, Ltd.                                   2,200,955     578,646       0.0%
    Kowloon Development Co., Ltd.                                       2,549,000   2,871,453       0.2%
*   Kwan On Holdings, Ltd.                                              2,340,000     286,508       0.0%
    Kwoon Chung Bus Holdings, Ltd.                                         44,000      24,410       0.0%
    L'Occitane International SA                                         1,194,250   2,215,272       0.1%
    Lai Sun Development Co., Ltd.                                       1,916,410   2,960,910       0.2%
    Lai Sun Garment International, Ltd.                                   673,055     968,254       0.1%
    Lam Soon Hong Kong, Ltd.                                              302,310     573,259       0.0%
*   Landing International Development, Ltd.                           168,800,000   3,827,429       0.2%
    Landsea Green Group Co., Ltd.                                       2,272,000     298,838       0.0%
*   LEAP Holdings Group, Ltd.                                           5,160,000     398,830       0.0%
    Lifestyle International Holdings, Ltd.                              2,741,000   5,123,762       0.3%
    Lippo China Resources, Ltd.                                        20,922,000     648,387       0.0%
    Lippo, Ltd.                                                         1,161,700     610,535       0.0%
    Liu Chong Hing Investment, Ltd.                                     1,323,200   2,127,496       0.1%
    Luk Fook Holdings International, Ltd.                               3,329,000  13,914,340       0.7%
    Luks Group Vietnam Holdings Co., Ltd.                                 514,913     162,218       0.0%
    Lung Kee Bermuda Holdings                                           1,609,875     833,347       0.1%
#*  Macau Legend Development, Ltd.                                     18,092,000   2,869,555       0.2%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE++   OF NET ASSETS**
                                                            ---------- ----------- ---------------
HONG KONG -- (Continued)
    Magnificent Hotel Investment, Ltd.                      13,170,000 $   357,683       0.0%
*   Man Sang International, Ltd.                               132,000       7,646       0.0%
#   Man Wah Holdings, Ltd.                                  13,457,600   9,952,949       0.5%
#*  Mason Group Holdings, Ltd.                              55,573,399   1,456,564       0.1%
#*  Master Glory Group, Ltd.(BYTP1T9)                       48,990,592     467,182       0.0%
*   Master Glory Group, Ltd.(BYTP1T9)                          394,860       3,773       0.0%
    Matrix Holdings, Ltd.                                    1,067,414     395,105       0.0%
*   Maxnerva Technology Services, Ltd.                         982,000     165,331       0.0%
*   Mei Ah Entertainment Group, Ltd.                           480,000      16,483       0.0%
    Meilleure Health International Industry Group, Ltd.      1,248,000      66,043       0.0%
    Melbourne Enterprises, Ltd.                                 39,500     949,368       0.1%
    Melco International Development, Ltd.                    1,281,000   4,742,694       0.3%
    Microport Scientific Corp.                               1,295,000   1,508,038       0.1%
    Midas International Holdings, Ltd.                       8,460,000     295,337       0.0%
*   Midland Holdings, Ltd.                                   5,254,000   1,425,519       0.1%
*   Midland IC&I, Ltd.                                       2,591,000     108,892       0.0%
    Ming Fai International Holdings, Ltd.                    2,148,000     323,008       0.0%
#   Miramar Hotel & Investment                               1,039,000   2,036,818       0.1%
    Modern Dental Group, Ltd.                                2,018,000     578,116       0.0%
*   Mongolian Mining Corp.                                  17,058,500     324,115       0.0%
    NagaCorp, Ltd.                                          12,782,000  13,214,612       0.7%
    Nameson Holdings, Ltd.                                   5,052,000   1,003,491       0.1%
    Nanyang Holdings, Ltd.                                     133,500     967,118       0.1%
    National Electronic Hldgs                                2,668,600     393,458       0.0%
*   National United Resources Holdings, Ltd.                18,280,000      61,953       0.0%
*   Neo-Neon Holdings, Ltd.                                  2,337,500     254,977       0.0%
*   New Century Group Hong Kong, Ltd.                       13,351,464     232,461       0.0%
*   NEW Concepts Holdings, Ltd.                              1,012,000     501,239       0.0%
*   New Sports Group, Ltd.                                   1,186,000     119,902       0.0%
*   New Times Energy Corp., Ltd.                            10,056,600     234,941       0.0%
*   Newocean Energy Holdings, Ltd.                           8,034,000   1,871,258       0.1%
*   Newtree Group Holdings, Ltd.                             6,126,000     459,902       0.0%
*   Next Digital, Ltd.                                       4,295,183     147,450       0.0%
*   Nimble Holdings Co., Ltd.                                1,002,000     174,174       0.0%
*   Nine Express, Ltd.                                       1,440,000      62,087       0.0%
*   OCI International Holdings, Ltd.                            56,000       9,638       0.0%
#   OP Financial, Ltd.                                       4,204,000   1,677,237       0.1%
    Orange Sky Golden Harvest Entertainment Holdings, Ltd.  10,589,706     696,267       0.0%
    Orient Overseas International, Ltd.                      1,123,000  10,677,992       0.6%
    Oriental Watch Holdings                                  3,078,800   1,007,419       0.1%
*   Pacific Andes International Holdings, Ltd.              19,435,067      67,849       0.0%
*   Pacific Basin Shipping, Ltd.                            33,538,000   8,917,557       0.5%
    Pacific Plywood Holdings, Ltd.                           2,200,000      52,977       0.0%
    Pacific Textiles Holdings, Ltd.                          6,737,000   6,163,152       0.3%
    Pak Fah Yeow International, Ltd.                             5,000       2,251       0.0%
    Paliburg Holdings, Ltd.                                  3,180,830   1,390,549       0.1%
#*  Paradise Entertainment, Ltd.                             3,652,000     449,013       0.0%
    PC Partner Group, Ltd.                                   1,550,000   1,033,052       0.1%
*   Pearl Oriental Oil, Ltd.                                11,849,400     220,422       0.0%
    Pegasus International Holdings, Ltd.                       226,000      30,645       0.0%
    Perfect Shape Beauty Technology, Ltd.                    1,348,000     191,341       0.0%
#   Pico Far East Holdings, Ltd.                             5,824,000   2,366,525       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                 ---------- ---------- ---------------
HONG KONG -- (Continued)
    Playmates Holdings, Ltd.                      7,082,000 $  970,599       0.1%
    Playmates Toys, Ltd.                          6,328,000    699,696       0.0%
    Plover Bay Technologies, Ltd.                 1,984,000    401,104       0.0%
#   Pokfulam Development Co.                        234,000    522,793       0.0%
    Polytec Asset Holdings, Ltd.                 11,323,526    964,147       0.1%
*   PT International Development Co., Ltd.        2,839,150    195,201       0.0%
    Public Financial Holdings, Ltd.               3,166,000  1,356,049       0.1%
    PuraPharm Corp., Ltd.                           137,000     42,281       0.0%
*   PYI Corp., Ltd.                              29,673,973    523,588       0.0%
*   Qianhai Health Holdings, Ltd.                 1,077,499     11,948       0.0%
*   Quali-Smart Holdings, Ltd.                      152,000     11,993       0.0%
#*  Realord Group Holdings, Ltd.                  2,912,000  1,780,472       0.1%
    Regal Hotels International Holdings, Ltd.     2,915,800  1,952,058       0.1%
*   Regent Pacific Group, Ltd.                    8,730,000    287,249       0.0%
#   Regina Miracle International Holdings, Ltd.   1,995,000  1,711,740       0.1%
    SA SA International Holdings, Ltd.           12,296,429  7,629,669       0.4%
    Safety Godown Co., Ltd.                         400,000    874,828       0.1%
    SAS Dragon Holdings, Ltd.                     2,182,000    643,424       0.0%
#   SEA Holdings, Ltd.                            1,661,523  2,743,764       0.1%
#   Shenwan Hongyuan HK, Ltd.                     4,291,250  1,322,449       0.1%
*   Shougang Concord Grand Group, Ltd.            1,158,000     28,419       0.0%
    Shun Ho Property Investments, Ltd.            1,254,757    455,101       0.0%
    Shun Tak Holdings, Ltd.                      13,739,419  5,654,710       0.3%
#*  Shunten International Holdings, Ltd.          6,064,000    856,433       0.1%
*   Silver base Group Holdings, Ltd.              6,545,515    514,213       0.0%
*   Sincere Watch Hong Kong, Ltd.                 4,450,000     65,016       0.0%
    Sing Tao News Corp., Ltd.                     1,974,000    273,596       0.0%
    Singamas Container Holdings, Ltd.            12,698,000  2,022,751       0.1%
    SIS International Holdings                       34,000     20,815       0.0%
    SITC International Holdings Co., Ltd.         3,597,000  3,832,408       0.2%
#   Sitoy Group Holdings, Ltd.                    1,463,000    313,457       0.0%
    Sky Light Holdings, Ltd.                        721,000     81,754       0.0%
#   SmarTone Telecommunications Holdings, Ltd.    3,975,980  4,203,461       0.2%
*   SOCAM Development, Ltd.                       2,136,771    485,829       0.0%
#*  Solartech International Holdings, Ltd.       15,580,000  2,498,054       0.1%
*   Solomon Systech International, Ltd.          11,680,000    502,300       0.0%
    Soundwill Holdings, Ltd.                        612,500  1,089,524       0.1%
*   South China Financial Holdings, Ltd.         21,850,000    110,664       0.0%
*   South China Holdings Co., Ltd.               17,774,503    598,277       0.0%
*   South Sea Petroleum Holdings, Ltd.            1,920,000     10,747       0.0%
    Stella International Holdings, Ltd.           1,999,500  2,356,186       0.1%
*   Stelux Holdings International, Ltd.           3,011,400    240,747       0.0%
    Strong Petrochemical Holdings, Ltd.           2,016,000    229,197       0.0%
*   Success Universe Group, Ltd.                  6,716,000    210,465       0.0%
#*  Summit Ascent Holdings, Ltd.                  7,590,000    906,778       0.1%
    Sun Hing Vision Group Holdings, Ltd.            358,000    144,924       0.0%
    Sun Hung Kai & Co., Ltd.                      5,113,429  3,154,664       0.2%
    Sunwah Kingsway Capital Holdings, Ltd.        9,612,500    120,761       0.0%
    TAI Cheung Holdings, Ltd.                     2,130,000  2,346,105       0.1%
    Tai Sang Land Development, Ltd.                 781,910    507,211       0.0%
*   Talent Property Group, Ltd.                  14,355,000    157,371       0.0%
#   Tan Chong International, Ltd.                 1,176,000    405,791       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE++   OF NET ASSETS**
                                                            ---------- ----------- ---------------
HONG KONG -- (Continued)
    Tao Heung Holdings, Ltd.                                 1,439,000 $   261,595       0.0%
#   Television Broadcasts, Ltd.                              2,412,600   7,656,497       0.4%
*   Termbray Industries International Holdings, Ltd.         2,304,900     176,834       0.0%
    Tern Properties Co., Ltd.                                   51,200      31,538       0.0%
#   Texwinca Holdings, Ltd.                                  7,044,000   3,541,600       0.2%
*   Theme International Holdings, Ltd.                       3,620,000      83,798       0.0%
#   Tian Teck Land, Ltd.                                     1,024,000   1,198,869       0.1%
    TK Group Holdings, Ltd.                                    612,000     453,235       0.0%
#*  Tom Group, Ltd.                                          1,434,000     400,121       0.0%
#   Town Health International Medical Group, Ltd.            6,692,000     441,236       0.0%
#   Tradelink Electronic Commerce, Ltd.                      5,670,000     964,183       0.1%
    Transport International Holdings, Ltd.                   1,400,541   4,243,414       0.2%
*   Trinity, Ltd.                                            8,046,000     812,338       0.1%
*   TSC Group Holdings, Ltd.                                 3,386,000     293,361       0.0%
#   Tsui Wah Holdings, Ltd.                                  3,578,000     504,959       0.0%
    Union Medical Healthcare, Ltd.                             663,097     309,043       0.0%
#*  United Laboratories International Holdings, Ltd. (The)   6,004,000   6,513,462       0.3%
*   Universal Technologies Holdings, Ltd.                    7,410,000     299,931       0.0%
*   Universe International Financial Holdings, Ltd.            405,000      36,031       0.0%
*   Up Energy Development Group, Ltd.                        3,929,000      12,114       0.0%
    Upbest Group, Ltd.                                          72,000       9,366       0.0%
*   Value Convergence Holdings, Ltd.                         4,736,000     824,464       0.1%
    Value Partners Group, Ltd.                               4,460,000   4,218,736       0.2%
    Vanke Property Overseas, Ltd.                               49,000      29,866       0.0%
    Vantage International Holdings, Ltd.                     3,160,000     339,637       0.0%
    Vedan International Holdings, Ltd.                       3,576,000     355,890       0.0%
*   Victory City International Holdings, Ltd.               31,219,660     427,361       0.0%
    Vitasoy International Holdings, Ltd.                     5,663,000  15,017,627       0.8%
#   VPower Group International Holdings, Ltd.                  868,000     451,719       0.0%
*   VS International Group, Ltd.                             1,022,000      25,572       0.0%
#   VSTECS Holdings, Ltd.                                    5,429,600   2,832,896       0.2%
#   VTech Holdings, Ltd.                                       961,000  11,701,390       0.6%
    Wai Kee Holdings, Ltd.                                   7,582,738   4,385,550       0.2%
*   Wan Kei Group Holdings, Ltd.                               360,000      62,712       0.0%
    Wang On Group, Ltd.                                     17,520,000     255,430       0.0%
    Win Hanverky Holdings, Ltd.                              2,938,000     283,492       0.0%
*   Winfull Group Holdings, Ltd.                             9,512,000     182,662       0.0%
    Wing On Co. International, Ltd.                            759,000   2,822,931       0.2%
    Wing Tai Properties, Ltd.                                2,107,331   1,633,562       0.1%
    Wonderful Sky Financial Group Holdings, Ltd.             1,386,000     238,590       0.0%
    Wong's International Holdings, Ltd.                        737,641     283,090       0.0%
    Wong's Kong King International                             322,000      50,838       0.0%
    Xinyi Glass Holdings, Ltd.                               3,252,000   4,675,073       0.2%
    Yangtzekiang Garment, Ltd.                                 592,500     222,378       0.0%
#*  Yat Sing Holdings, Ltd.                                    950,000      55,305       0.0%
    Yau Lee Holdings, Ltd.                                     424,000      76,545       0.0%
    Yeebo International Holdings, Ltd.                       2,828,000     795,439       0.1%
    YGM Trading, Ltd.                                          447,000     345,320       0.0%
*   YT Realty Group, Ltd.                                      749,000     238,334       0.0%
*   Yuan Heng Gas Holdings, Ltd.                               184,000      17,579       0.0%
    Yugang International, Ltd.                              90,818,000   2,454,058       0.1%
*   Yunfeng Financial Group, Ltd.                              270,000     159,122       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                              PERCENTAGE
                                                      SHARES     VALUE++    OF NET ASSETS**
                                                     --------- ------------ ---------------
HONG KONG -- (Continued)
*   ZH International Holdings, Ltd.                    280,000 $     10,568       0.0%
                                                               ------------      ----
TOTAL HONG KONG                                                 524,548,414      26.6%
                                                               ------------      ----
NEW ZEALAND -- (5.3%)
*   a2 Milk Co., Ltd.                                1,446,358   12,291,996       0.6%
    Abano Healthcare Group, Ltd.                        30,725      182,954       0.0%
    Air New Zealand, Ltd.                            1,448,237    3,323,067       0.2%
#   Arvida Group, Ltd.                                 306,433      258,451       0.0%
    Briscoe Group, Ltd.                                  2,235        5,500       0.0%
#   CBL Corp., Ltd.                                     52,334      116,726       0.0%
#   Chorus, Ltd.                                     2,364,083    6,707,415       0.3%
    Colonial Motor Co., Ltd. (The)                     144,588      792,454       0.1%
#   Comvita, Ltd.                                       18,026       88,977       0.0%
    EBOS Group, Ltd.                                   449,499    5,615,735       0.3%
    Evolve Education Group, Ltd.                        36,611       12,344       0.0%
#   Freightways, Ltd.                                  960,640    5,051,963       0.3%
    Genesis Energy, Ltd.                             1,346,764    2,129,277       0.1%
#   Gentrack Group, Ltd.                                33,424      164,652       0.0%
    Hallenstein Glasson Holdings, Ltd.                 242,445      778,487       0.0%
    Heartland Bank, Ltd.                             1,297,373    1,633,055       0.1%
    Infratil, Ltd.                                   3,273,797    7,339,196       0.4%
    Investore Property, Ltd.                            29,015       28,960       0.0%
    Kathmandu Holdings, Ltd.                           713,580    1,314,633       0.1%
    Mainfreight, Ltd.                                  536,356    9,324,522       0.5%
    Methven, Ltd.                                       96,877       69,201       0.0%
#   Metlifecare, Ltd.                                  596,599    2,422,616       0.1%
#   Metro Performance Glass, Ltd.                       28,996       17,675       0.0%
    Millennium & Copthorne Hotels New Zealand, Ltd.    395,725      790,901       0.1%
*   New Zealand Oil & Gas, Ltd.                         61,708       26,202       0.0%
    New Zealand Refining Co., Ltd. (The)               640,364    1,058,347       0.1%
    NZME, Ltd.(BD5W4X2)                                945,851      555,073       0.0%
    NZME, Ltd.(BD310N3)                                 16,366        9,562       0.0%
    NZX, Ltd.                                          973,717      739,303       0.0%
*   Pacific Edge, Ltd.                                 442,720      106,085       0.0%
    PGG Wrightson, Ltd.                                999,976      428,433       0.0%
    Port of Tauranga, Ltd.                           2,313,913    7,942,007       0.4%
*   Pushpay Holdings, Ltd.                             136,023      381,515       0.0%
    Restaurant Brands New Zealand, Ltd.                597,312    3,012,427       0.2%
*   Rubicon, Ltd.                                    1,442,620      246,577       0.0%
    Ryman Healthcare, Ltd.                              90,553      673,982       0.0%
    Sanford Ltd/NZ                                     382,357    2,033,609       0.1%
    Scales Corp., Ltd.                                 182,612      568,430       0.0%
    Scott Technology, Ltd.                              45,734      105,923       0.0%
#   Skellerup Holdings, Ltd.                           663,496      833,809       0.1%
#   SKY Network Television, Ltd.                     2,080,268    3,324,961       0.2%
    SKYCITY Entertainment Group, Ltd.                4,994,656   14,191,767       0.7%
#   Steel & Tube Holdings, Ltd.                        441,625      620,685       0.0%
#   Summerset Group Holdings, Ltd.                     836,490    4,049,529       0.2%
#*  Synlait Milk, Ltd.                                 104,341      732,381       0.0%
    Tegel Group Holdings, Ltd.                         202,323      161,982       0.0%
    Tilt Renewables, Ltd.                               87,581      118,764       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                PERCENTAGE
                                                        SHARES     VALUE++    OF NET ASSETS**
                                                      ---------- ------------ ---------------
NEW ZEALAND -- (Continued)
#   Tourism Holdings, Ltd.                               429,086 $  1,831,835       0.1%
*   Tower, Ltd.                                          887,040      491,981       0.0%
    Trade Me Group, Ltd.                               1,783,440    5,817,424       0.3%
#   Trustpower, Ltd.                                     150,487      599,971       0.0%
    Turners Automotive Group, Ltd.                        13,182       27,620       0.0%
    Vector, Ltd.                                       1,198,563    2,698,700       0.1%
    Vista Group International, Ltd.                       13,410       28,294       0.0%
    Warehouse Group, Ltd. (The)                          698,604      991,490       0.1%
                                                                 ------------       ---
TOTAL NEW ZEALAND                                                 114,869,425       5.8%
                                                                 ------------       ---
SINGAPORE -- (9.5%)
*   Abterra, Ltd.                                        230,320        9,485       0.0%
    Accordia Golf Trust                                3,605,400    1,670,445       0.1%
#   AEM Holdings, Ltd.                                   319,300    1,442,242       0.1%
    Amara Holdings, Ltd.                                 974,800      378,143       0.0%
    Ascendas India Trust                               2,216,800    1,736,189       0.1%
*   ASL Marine Holdings, Ltd.                            148,950        9,280       0.0%
    Baker Technology, Ltd.                               289,580      122,970       0.0%
#*  Banyan Tree Holdings, Ltd.                         1,006,300      445,959       0.0%
    Best World International, Ltd.                     1,922,850    2,158,330       0.1%
#   Bonvests Holdings, Ltd.                              950,000      938,885       0.1%
#   Boustead Projects, Ltd.                              497,612      296,096       0.0%
    Boustead Singapore, Ltd.                           1,827,636    1,110,751       0.1%
#   Breadtalk Group, Ltd.                                894,200    1,323,585       0.1%
#   Bukit Sembawang Estates, Ltd.                        963,703    4,490,870       0.2%
    Bund Center Investment, Ltd.                         659,825      354,625       0.0%
    Centurion Corp., Ltd.                              1,207,600      427,144       0.0%
#   China Aviation Oil Singapore Corp., Ltd.           2,440,199    2,971,274       0.2%
#   China Sunsine Chemical Holdings, Ltd.                891,000    1,000,647       0.1%
#   Chip Eng Seng Corp., Ltd.                          3,678,400    2,761,280       0.1%
    Chuan Hup Holdings, Ltd.                           3,853,500      871,074       0.1%
    CITIC Envirotech, Ltd.                             1,322,300      710,982       0.0%
#*  Cityneon Holdings, Ltd.                              320,400      251,803       0.0%
    Civmec, Ltd.                                         162,700       68,565       0.0%
    ComfortDelGro Corp., Ltd.                          2,383,200    4,022,337       0.2%
#*  COSCO Shipping International Singapore Co., Ltd.   6,639,300    2,326,834       0.1%
#*  Creative Technology, Ltd.                            272,200    1,178,634       0.1%
#   CSE Global, Ltd.                                   3,443,600    1,073,024       0.1%
    Del Monte Pacific, Ltd.                            2,363,364      349,794       0.0%
    Delfi, Ltd.                                          788,500      856,818       0.1%
#*  Delong Holdings, Ltd.                                 74,500      231,997       0.0%
    DMX Technologies Group, Ltd.                       2,096,000       30,261       0.0%
    Duty Free International, Ltd.                        720,700      116,183       0.0%
#*  Dyna-Mac Holdings, Ltd.                            2,007,300      194,917       0.0%
    Elec & Eltek International Co., Ltd.                 163,500      263,973       0.0%
    EnGro Corp., Ltd.                                    287,900      213,772       0.0%
#*  Ezion Holdings, Ltd.                              12,591,378    1,128,448       0.1%
#*  Ezra Holdings, Ltd.                               19,242,923      292,257       0.0%
    Far East Orchard, Ltd.                             1,110,085    1,236,518       0.1%
#   First Resources, Ltd.                              4,909,700    6,243,006       0.3%
    First Sponsor Group, Ltd.                            484,727      463,337       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                              PERCENTAGE
                                                        SHARES    VALUE++   OF NET ASSETS**
                                                      ---------- ---------- ---------------
SINGAPORE -- (Continued)
#   Food Empire Holdings, Ltd.                         1,418,200 $  692,989       0.0%
#*  Fragrance Group, Ltd.                              6,077,000    686,788       0.0%
#   Frencken Group, Ltd.                                 918,000    380,806       0.0%
    Fu Yu Corp., Ltd.                                  2,352,600    339,209       0.0%
#*  Gallant Venture, Ltd.                              4,992,500    491,170       0.0%
#   Geo Energy Resources, Ltd.                         3,369,600    554,556       0.0%
    GK Goh Holdings, Ltd.                              1,484,065  1,238,740       0.1%
    GL, Ltd.                                           3,431,500  2,092,946       0.1%
    Golden Agri-Resources, Ltd.                       22,363,500  5,798,555       0.3%
#   Golden Energy & Resources, Ltd.                      479,600    131,641       0.0%
    GP Industries, Ltd.                                2,567,609  1,448,904       0.1%
    GuocoLand, Ltd.                                    1,260,214  2,054,046       0.1%
#   Halcyon Agri Corp., Ltd.                           1,718,048    729,304       0.0%
#   Hanwell Holdings, Ltd.                             1,888,219    324,628       0.0%
    Haw Par Corp., Ltd.                                  137,500  1,442,378       0.1%
#   Health Management International, Ltd.              1,542,930    760,313       0.0%
#   Hi-P International, Ltd.                           1,409,500  1,739,587       0.1%
#   Hiap Hoe, Ltd.                                       498,000    334,061       0.0%
    Ho Bee Land, Ltd.                                  1,604,700  3,113,278       0.2%
#   Hong Fok Corp., Ltd.                               3,531,394  2,123,231       0.1%
    Hong Leong Asia, Ltd.                                896,300    643,420       0.0%
    Hong Leong Finance, Ltd.                             403,100    853,384       0.1%
    Hotel Grand Central, Ltd.                          1,531,768  1,831,588       0.1%
    Hour Glass, Ltd. (The)                             1,814,832    888,734       0.1%
    Hutchison Port Holdings Trust                      8,725,800  2,909,190       0.2%
    Hwa Hong Corp., Ltd.                               2,123,500    510,514       0.0%
#   Hyflux, Ltd.(BDZV6P5)                                200,000     45,249       0.0%
#   Hyflux, Ltd.(6320058)                              3,707,700    696,628       0.0%
#   iFAST Corp., Ltd.                                    197,300    135,564       0.0%
#   Indofood Agri Resources, Ltd.                      3,432,100    826,753       0.1%
    InnoTek, Ltd.                                        166,400     48,913       0.0%
    Isetan Singapore, Ltd.                               119,000    349,239       0.0%
#   Japfa, Ltd.                                        2,449,400    880,964       0.1%
#   k1 Ventures, Ltd.                                  1,005,220     74,292       0.0%
    Keppel Infrastructure Trust                       10,068,032  4,089,663       0.2%
#   Keppel Telecommunications & Transportation, Ltd.   1,369,300  1,563,243       0.1%
    Koh Brothers Group, Ltd.                           1,432,000    326,750       0.0%
#   KSH Holdings, Ltd.                                 1,222,100    600,772       0.0%
    Lee Metal Group, Ltd.                                137,900     43,078       0.0%
#   Lian Beng Group, Ltd.                              2,611,200  1,220,923       0.1%
    Low Keng Huat Singapore, Ltd.                        912,900    457,044       0.0%
    Lum Chang Holdings, Ltd.                           1,094,030    292,690       0.0%
#   M1, Ltd.                                           2,742,100  3,734,796       0.2%
#   Mandarin Oriental International, Ltd.              1,113,700  2,662,447       0.1%
#*  Marco Polo Marine, Ltd.                            3,322,500     67,653       0.0%
#   Memtech International, Ltd.                          158,000    157,546       0.0%
    Metro Holdings, Ltd.                               2,781,892  2,449,135       0.1%
    Mewah International, Inc.                             89,000     18,841       0.0%
    Micro-Mechanics Holdings, Ltd.                           300        410       0.0%
#*  Midas Holdings, Ltd.                               9,974,000  1,444,199       0.1%
#*  mm2 Asia, Ltd.                                     1,247,400    462,839       0.0%
*   Nam Cheong, Ltd.                                   6,557,040     37,087       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                       PERCENTAGE
                                                SHARES     VALUE++   OF NET ASSETS**
                                              ---------- ----------- ---------------
SINGAPORE -- (Continued)
    Nera Telecommunications, Ltd.              1,143,400 $   322,238       0.0%
    New Toyo International Holdings, Ltd.      1,624,000     311,406       0.0%
#   NSL, Ltd.                                    409,900     423,720       0.0%
#   OUE, Ltd.                                  2,008,500   2,732,819       0.1%
#   Oxley Holdings, Ltd.                       4,040,356   1,469,157       0.1%
#*  Pacc Offshore Services Holdings, Ltd.      1,132,900     276,056       0.0%
#   Pan-United Corp., Ltd.                     2,435,750     707,066       0.0%
*   Penguin International, Ltd.                  446,032     121,632       0.0%
    Perennial Real Estate Holdings, Ltd.         148,900      97,893       0.0%
#   Q&M Dental Group Singapore, Ltd.           2,269,300   1,031,787       0.1%
    QAF, Ltd.                                  1,414,056   1,105,773       0.1%
#*  Raffles Education Corp., Ltd.              5,429,723     751,255       0.0%
#   Raffles Medical Group, Ltd.                5,452,278   4,713,359       0.2%
    RHT Health Trust                           3,131,500   1,889,291       0.1%
    Riverstone Holdings, Ltd.                  1,235,600     976,597       0.1%
#   Roxy-Pacific Holdings, Ltd.                  423,940     171,047       0.0%
    SBS Transit, Ltd.                            926,200   1,808,723       0.1%
#   SembCorp Marine, Ltd.                      3,612,200   5,775,333       0.3%
    Sheng Siong Group, Ltd.                    4,513,000   3,464,966       0.2%
#   SHS Holdings, Ltd.                         2,304,100     389,624       0.0%
    SIA Engineering Co., Ltd.                    697,900   1,707,800       0.1%
#   SIIC Environment Holdings, Ltd.            4,783,320   1,566,324       0.1%
#   Sinarmas Land, Ltd.                        6,897,100   1,889,644       0.1%
#   Sing Holdings, Ltd.                        1,623,100     542,233       0.0%
    Sing Investments & Finance, Ltd.             324,075     376,396       0.0%
#   Singapore Post, Ltd.                      10,888,300  10,963,590       0.6%
#   Singapore Press Holdings, Ltd.             6,191,500  12,651,933       0.7%
    Singapore Reinsurance Corp., Ltd.          1,514,530     365,138       0.0%
    Singapore Shipping Corp., Ltd.             1,640,700     351,840       0.0%
    Singapura Finance, Ltd.                      348,124     275,383       0.0%
#*  Sino Grandness Food Industry Group, Ltd.   4,336,435     646,034       0.0%
    Stamford Land Corp., Ltd.                  3,188,100   1,176,996       0.1%
#   StarHub, Ltd.                              2,437,800   4,158,683       0.2%
    Straco Corp., Ltd.                           130,000      77,354       0.0%
#   Sunningdale Tech, Ltd.                     1,117,560   1,083,169       0.1%
*   SunVic Chemical Holdings, Ltd.               841,445      42,242       0.0%
#*  Swiber Holdings, Ltd.                      2,895,250      44,542       0.0%
*   Tat Hong Holdings, Ltd.                    2,662,560   1,090,324       0.1%
#*  Thomson Medical Group, Ltd.                4,294,500     302,144       0.0%
*   Tiong Woon Corp. Holding, Ltd.               228,100      51,828       0.0%
#   Tuan Sing Holdings, Ltd.                   4,868,495   1,569,917       0.1%
    UMS Holdings, Ltd.                         3,202,575   2,567,972       0.1%
    United Engineers, Ltd.                     3,318,328   6,802,960       0.4%
    United Industrial Corp., Ltd.                174,269     428,162       0.0%
    United Overseas Insurance, Ltd.              181,850   1,005,475       0.1%
    UOB-Kay Hian Holdings, Ltd.                2,008,761   2,040,880       0.1%
    UPP Holdings, Ltd.                         3,076,900     577,522       0.0%
#   Valuetronics Holdings, Ltd.                2,410,850   1,413,834       0.1%
    Venture Corp., Ltd.                          546,600   8,549,401       0.4%
    Vibrant Group, Ltd.                        2,058,620     527,049       0.0%
    Vicom, Ltd.                                  119,500     544,006       0.0%
#   Wee Hur Holdings, Ltd.                     2,769,000     478,381       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                                     PERCENTAGE
                                                                           SHARES      VALUE++     OF NET ASSETS**
                                                                         ---------- -------------- ---------------
SINGAPORE -- (Continued)
#     Wheelock Properties Singapore, Ltd.                                 1,933,000 $    2,643,612        0.1%
      Wing Tai Holdings, Ltd.                                             3,453,267      5,290,988        0.3%
*     Xinghua Port Holdings, Ltd.                                         2,435,750        384,822        0.0%
      Yeo Hiap Seng, Ltd.                                                   223,731        193,741        0.0%
      YHI International, Ltd.                                               176,200         62,077        0.0%
#*    Yongnam Holdings, Ltd.                                              2,917,700        675,725        0.0%
      Zhongmin Baihui Retail Group, Ltd.                                     26,900         17,091        0.0%
                                                                                    --------------      -----
TOTAL SINGAPORE                                                                        206,250,366       10.5%
                                                                                    --------------      -----
TOTAL COMMON STOCKS                                                                  1,964,777,468       99.6%
                                                                                    --------------      -----
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
*     International Standard Resources Holdings, Ltd. Warrants 05/10/18   3,097,050          3,946        0.0%
                                                                                    --------------      -----
SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 04/16/23                              7,554,827             --        0.0%
*     Thomson Medical Group, Ltd. Warrants 04/24/19                       8,589,000         38,864        0.0%
                                                                                    --------------      -----
TOTAL SINGAPORE                                                                             38,864        0.0%
                                                                                    --------------      -----
TOTAL RIGHTS/WARRANTS                                                                       42,810        0.0%
                                                                                    --------------      -----
TOTAL INVESTMENT SECURITIES                                                          1,964,820,278
                                                                                    --------------

                                                                                       VALUE+
                                                                                    --------------
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@  DFA Short Term Investment Fund                                     17,704,883    204,845,502       10.4%
                                                                                    --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $2,060,735,021)                                 $2,169,665,780      110.0%
                                                                                    ==============      =====

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
 -                              -------- -------------- ------- --------------
 Common Stocks
    Australia                   $ 99,886 $1,118,748,772   --    $1,118,848,658
    Canada                       103,199             --   --           103,199
    China                             --        157,406   --           157,406
    Hong Kong                    128,772    524,419,642   --       524,548,414
    New Zealand                       --    114,869,425   --       114,869,425
    Singapore                    469,566    205,780,800   --       206,250,366
 Rights/Warrants
    Hong Kong                         --          3,946   --             3,946
    Singapore                         --         38,864   --            38,864
 Securities Lending Collateral        --    204,845,502   --       204,845,502
                                -------- --------------   --    --------------
 TOTAL                          $801,423 $2,168,864,357   --    $2,169,665,780
                                ======== ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
COMMON STOCKS -- (97.0%)
Consumer Discretionary -- (22.9%)
    4imprint Group P.L.C.                                          105,838 $ 2,504,992       0.1%
    888 Holdings P.L.C.                                          1,328,751   5,024,535       0.2%
    AA P.L.C.                                                    3,246,551   6,068,671       0.3%
    B&M European Value Retail SA                                 2,954,304  16,463,263       0.7%
    Bellway P.L.C.                                                 675,617  30,785,368       1.3%
    Bloomsbury Publishing P.L.C.                                   311,604     757,304       0.0%
    Bovis Homes Group P.L.C.                                       921,633  15,681,182       0.7%
    Card Factory P.L.C.                                          1,228,787   3,908,985       0.2%
*   Carpetright P.L.C.                                              95,402      55,437       0.0%
#   Centaur Media P.L.C.                                           537,905     391,715       0.0%
    Cineworld Group P.L.C.                                       6,296,220  22,477,551       0.9%
    Connect Group P.L.C.                                         1,312,384   1,090,651       0.1%
    Countryside Properties P.L.C.                                1,048,164   5,165,185       0.2%
    Crest Nicholson Holdings P.L.C.                              1,693,312  11,353,726       0.5%
    Daily Mail & General Trust P.L.C.                            1,647,479  15,303,681       0.6%
#   Debenhams P.L.C.                                             6,862,458   2,183,761       0.1%
    DFS Furniture P.L.C.                                           815,730   2,553,438       0.1%
    Dignity P.L.C.                                                 288,661   4,330,156       0.2%
    Dixons Carphone P.L.C.                                       4,933,592  13,756,814       0.6%
    Domino's Pizza Group P.L.C.                                  2,661,691  13,267,246       0.6%
    Dunelm Group P.L.C.                                            506,904   3,932,340       0.2%
*   EI Group P.L.C.                                              3,227,233   5,718,046       0.2%
    Entertainment One, Ltd.                                      1,606,938   6,019,053       0.3%
    Euromoney Institutional Investor P.L.C.                        271,732   4,910,645       0.2%
*   Findel P.L.C.                                                  239,314     837,454       0.0%
    Fuller Smith & Turner P.L.C. Class A                           137,989   1,801,139       0.1%
*   Future P.L.C.                                                   47,922     293,846       0.0%
    GAME Digital P.L.C.                                             15,397       7,718       0.0%
    Games Workshop Group P.L.C.                                    153,682   5,125,087       0.2%
#   Greene King P.L.C.                                           1,838,093  13,809,452       0.6%
    Greggs P.L.C.                                                  594,391   9,936,495       0.4%
    GVC CVR                                                      6,643,757     990,561       0.0%
    GVC Holdings P.L.C.                                          2,345,568  28,711,150       1.2%
    Gym Group P.L.C. (The)                                         507,889   1,724,314       0.1%
    Halfords Group P.L.C.                                        1,287,580   6,710,129       0.3%
    Headlam Group P.L.C.                                           470,006   2,890,149       0.1%
    Henry Boot P.L.C.                                              438,814   1,728,689       0.1%
    Hollywood Bowl Group P.L.C.                                     63,477     185,117       0.0%
    Hostelworld Group P.L.C.                                       142,387     798,451       0.0%
    Huntsworth P.L.C.                                            1,145,315   1,571,162       0.1%
    Inchcape P.L.C.                                              2,461,419  24,590,456       1.0%
    ITE Group P.L.C.                                             1,593,582   3,347,063       0.1%
    J D Wetherspoon P.L.C.                                         481,928   7,696,510       0.3%
*   Jackpotjoy P.L.C.                                              269,296   3,036,463       0.1%
    JD Sports Fashion P.L.C.                                     2,289,045  12,279,164       0.5%
#   John Menzies P.L.C.                                            472,761   4,131,126       0.2%
*   Laura Ashley Holdings P.L.C.                                   564,411      32,853       0.0%
    Lookers P.L.C.                                               1,879,684   2,611,269       0.1%
    Marston's P.L.C.                                             4,171,154   6,175,283       0.3%
    McCarthy & Stone P.L.C.                                      1,796,401   3,349,382       0.1%
    Merlin Entertainments P.L.C.                                 2,085,075  10,547,800       0.4%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
Consumer Discretionary -- (Continued)
    Millennium & Copthorne Hotels P.L.C.                            995,879 $  7,846,186       0.3%
    Mitchells & Butlers P.L.C.                                    1,270,976    4,927,441       0.2%
    MJ Gleeson P.L.C.                                               191,456    1,928,511       0.1%
#*  Mothercare P.L.C.                                               771,640      193,133       0.0%
    Motorpoint group P.L.C.                                          24,005       85,282       0.0%
    N Brown Group P.L.C.                                          1,083,230    3,045,853       0.1%
#*  Ocado Group P.L.C.                                            2,765,277   20,440,094       0.8%
    On the Beach Group P.L.C.                                       492,792    4,137,928       0.2%
    Pendragon P.L.C.                                              7,223,334    2,876,883       0.1%
    Pets at Home Group P.L.C.                                     1,657,371    3,481,612       0.1%
    Photo-Me International P.L.C.                                 1,345,530    2,950,370       0.1%
    Playtech P.L.C.                                               1,474,852   16,450,648       0.7%
    Rank Group P.L.C.                                               866,364    2,086,732       0.1%
    Redrow P.L.C.                                                 1,404,094   12,099,213       0.5%
#   Restaurant Group P.L.C. (The)                                 1,050,739    4,388,601       0.2%
    Revolution Bars Group P.L.C.                                     14,864       30,818       0.0%
    Sportech P.L.C.                                                 396,817      341,278       0.0%
*   Sports Direct International P.L.C.                            1,270,241    7,034,322       0.3%
    SSP Group P.L.C.                                              2,417,539   21,633,485       0.9%
    St. Ives P.L.C.                                                 767,358      909,109       0.0%
    STV Group P.L.C.                                                  4,868       22,080       0.0%
    Superdry P.L.C.                                                 347,061    7,170,102       0.3%
    Tarsus Group P.L.C.                                             223,954      900,424       0.0%
    Ted Baker P.L.C.                                                155,410    5,693,679       0.2%
    Thomas Cook Group P.L.C.                                      8,687,680   14,754,973       0.6%
    Topps Tiles P.L.C.                                              925,429      884,881       0.0%
    Trinity Mirror P.L.C.                                         1,727,506    2,021,480       0.1%
#   UBM P.L.C.                                                    2,225,114   29,624,081       1.2%
    Vitec Group P.L.C. (The)                                        176,078    2,885,332       0.1%
    WH Smith P.L.C.                                                 673,112   18,041,546       0.7%
    William Hill P.L.C.                                           5,282,292   21,246,242       0.9%
                                                                            ------------      ----
Total Consumer Discretionary                                                 568,754,346      23.4%
                                                                            ------------      ----
Consumer Staples -- (4.3%)
    A.G. Barr P.L.C.                                                667,187    6,408,899       0.3%
    Anglo-Eastern Plantations P.L.C.                                104,452    1,083,153       0.0%
    Britvic P.L.C.                                                1,368,941   13,531,192       0.6%
    Cranswick P.L.C.                                                291,613   11,639,870       0.5%
#   Dairy Crest Group P.L.C.                                        934,749    6,973,840       0.3%
#   Devro P.L.C.                                                    956,939    2,792,711       0.1%
#   Greencore Group P.L.C.                                        3,643,038    7,945,109       0.3%
    Hilton Food Group P.L.C.                                        110,667    1,348,695       0.1%
    McBride P.L.C.(0574635)                                       1,090,323    2,263,037       0.1%
    McBride P.L.C.(BFX1KB5)                                      16,354,845       22,516       0.0%
    McColl's Retail Group P.L.C.                                    112,765      366,609       0.0%
*   Premier Foods P.L.C.                                          4,677,570    2,401,684       0.1%
    PZ Cussons P.L.C.                                             1,596,632    5,405,361       0.2%
*   REA Holdings P.L.C.                                              50,639      202,282       0.0%
    Stock Spirits Group P.L.C.                                    1,019,726    3,485,226       0.1%
    Tate & Lyle P.L.C.                                            2,817,200   22,249,665       0.9%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
Consumer Staples -- (Continued)
    Tesco P.L.C.                                                  5,861,451 $ 18,984,864       0.8%
                                                                            ------------       ---
Total Consumer Staples                                                       107,104,713       4.4%
                                                                            ------------       ---
Energy -- (4.8%)
    Anglo Pacific Group P.L.C.                                      850,793    1,870,101       0.1%
*   Cairn Energy P.L.C.                                           3,637,097   11,320,113       0.5%
*   EnQuest P.L.C.                                                6,334,413    3,120,739       0.1%
*   Gulf Keystone Petroleum, Ltd.                                   941,025    2,335,863       0.1%
*   Gulf Marine Services P.L.C.                                     122,883       60,584       0.0%
*   Hunting P.L.C.                                                  882,299    9,750,610       0.4%
    James Fisher & Sons P.L.C.                                      276,131    6,345,163       0.3%
    John Wood Group P.L.C.                                        3,309,790   25,799,665       1.1%
*   Lamprell P.L.C.                                               1,201,647    1,528,563       0.1%
*   Nostrum Oil & Gas P.L.C.                                        184,064      754,782       0.0%
*   Ophir Energy P.L.C.                                           4,489,031    3,721,308       0.1%
    Petrofac, Ltd.                                                1,465,190   12,159,105       0.5%
*   Premier Oil P.L.C.                                            4,715,713    6,112,304       0.2%
    Soco International P.L.C.                                     1,265,317    1,830,826       0.1%
    Stobart Group, Ltd.                                           1,319,617    4,442,764       0.2%
*   Tullow Oil P.L.C.                                             8,835,314   27,649,865       1.1%
                                                                            ------------       ---
Total Energy                                                                 118,802,355       4.9%
                                                                            ------------       ---
Financials -- (15.5%)
    Arrow Global Group P.L.C.                                       964,887    4,906,395       0.2%
    Ashmore Group P.L.C.                                          2,065,004   11,666,079       0.5%
    Beazley P.L.C.                                                3,286,678   26,695,454       1.1%
    BGEO Group P.L.C.                                               236,037   11,283,473       0.5%
    Brewin Dolphin Holdings P.L.C.                                1,676,558    8,328,690       0.3%
    Charles Stanley Group P.L.C.                                    122,025      574,935       0.0%
    Charles Taylor P.L.C.                                           195,491      706,036       0.0%
    Chesnara P.L.C.                                                 717,229    3,996,078       0.2%
    Close Brothers Group P.L.C.                                     915,384   19,273,549       0.8%
    CMC Markets P.L.C.                                              624,661    1,629,482       0.1%
    CYBG P.L.C.                                                   3,540,279   14,694,165       0.6%
    esure Group P.L.C.                                            1,683,935    5,213,787       0.2%
    Hansard Global P.L.C.                                            16,468       17,913       0.0%
    Hastings Group Holdings P.L.C.                                1,077,083    4,082,674       0.2%
    Hiscox, Ltd.                                                  1,587,870   32,469,620       1.3%
    IG Group Holdings P.L.C.                                      2,208,193   25,214,234       1.0%
    Intermediate Capital Group P.L.C.                             1,629,822   24,284,252       1.0%
    International Personal Finance P.L.C.                         1,254,197    4,199,213       0.2%
#*  IP Group P.L.C.                                               2,114,366    3,875,556       0.2%
    Jardine Lloyd Thompson Group P.L.C.                             748,711   12,601,130       0.5%
    Jupiter Fund Management P.L.C.                                2,350,436   14,698,823       0.6%
    Just Group P.L.C.                                             3,109,122    6,009,378       0.2%
    Lancashire Holdings, Ltd.                                     1,260,827   10,332,666       0.4%
    Man Group P.L.C.                                             10,116,211   25,125,124       1.0%
    NEX Group P.L.C.                                              1,743,102   23,653,967       1.0%
    Non-Standard Finance P.L.C.                                     197,790      174,374       0.0%
#   OneSavings Bank P.L.C.                                          903,004    4,907,786       0.2%
    Paragon Banking Group P.L.C.                                  1,654,581   11,862,125       0.5%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
Financials -- (Continued)
    Phoenix Group Holdings                                        2,255,130 $ 24,360,281       1.0%
    Provident Financial P.L.C.                                       67,188      613,978       0.0%
    Rathbone Brothers P.L.C.                                        269,490    8,681,831       0.4%
    River & Mercantile Group P.L.C.                                   2,983       12,471       0.0%
    S&U P.L.C.                                                       20,417      711,089       0.0%
    Saga P.L.C.                                                   5,752,086   10,724,985       0.4%
    TP ICAP P.L.C.                                                3,202,107   20,742,675       0.9%
    Virgin Money Holdings UK P.L.C.                               1,617,711    6,186,822       0.3%
    Waterloo Investment Holdings, Ltd.                                4,000          432       0.0%
                                                                            ------------      ----
Total Financials                                                             384,511,522      15.8%
                                                                            ------------      ----
Health Care -- (3.5%)
*   BTG P.L.C.                                                    1,825,868   17,117,430       0.7%
    Cambian Group P.L.C.                                            559,761    1,290,023       0.1%
#*  Circassia Pharmaceuticals P.L.C.                                498,540      617,642       0.0%
    Consort Medical P.L.C.                                          277,334    4,572,453       0.2%
    Dechra Pharmaceuticals P.L.C.                                   177,603    6,670,844       0.3%
    Genus P.L.C.                                                    298,343   10,317,842       0.4%
    Hikma Pharmaceuticals P.L.C.                                    346,149    6,103,454       0.2%
*   Indivior P.L.C.                                               4,027,574   24,941,106       1.0%
    Integrated Diagnostics Holdings P.L.C.                          330,094    1,556,739       0.1%
    Spire Healthcare Group P.L.C.                                 1,237,627    3,871,433       0.2%
    UDG Healthcare P.L.C.                                           449,832    5,651,642       0.2%
*   Vectura Group P.L.C.                                          3,637,945    4,056,789       0.2%
                                                                            ------------      ----
Total Health Care                                                             86,767,397       3.6%
                                                                            ------------      ----
Industrials -- (25.3%)
#   Aggreko P.L.C.                                                1,404,819   14,129,074       0.6%
    Air Partner P.L.C.                                              253,425      357,968       0.0%
    Alumasc Group P.L.C. (The)                                       23,633       45,396       0.0%
    Avon Rubber P.L.C.                                              151,817    2,809,800       0.1%
    Babcock International Group P.L.C.                            1,882,719   19,003,545       0.8%
    Balfour Beatty P.L.C.                                         4,202,276   16,970,478       0.7%
    BBA Aviation P.L.C.                                           6,343,089   27,801,029       1.1%
    Biffa P.L.C.                                                    398,692    1,141,093       0.0%
    Bodycote P.L.C.                                               1,153,652   14,203,620       0.6%
    Braemar Shipping Services P.L.C.                                141,381      507,361       0.0%
#   Capita P.L.C.                                                 1,656,575    4,356,762       0.2%
#   Carillion P.L.C.                                              2,236,594      459,155       0.0%
    Carr's Group P.L.C.                                             343,111      653,681       0.0%
    Castings P.L.C.                                                 157,187      926,712       0.0%
    Chemring Group P.L.C.                                         1,688,550    4,873,999       0.2%
    Clarkson P.L.C.                                                 136,822    4,547,945       0.2%
#   Clipper Logistics P.L.C.                                         93,107      576,991       0.0%
*   Cobham P.L.C.                                                12,959,557   20,467,992       0.8%
    Communisis P.L.C.                                             1,085,623      911,506       0.0%
    Costain Group P.L.C.                                            610,467    3,876,267       0.2%
    De La Rue P.L.C.                                                662,727    4,856,670       0.2%
#*  Dialight P.L.C.                                                 102,467      728,085       0.0%
    Diploma P.L.C.                                                  657,776   10,853,035       0.4%
    Fenner P.L.C.                                                 1,157,315    9,667,979       0.4%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
*   Firstgroup P.L.C.                                            7,315,687 $11,349,051       0.5%
*   Flybe Group P.L.C.                                             616,871     331,912       0.0%
    G4S P.L.C.                                                     686,732   2,439,768       0.1%
#   Galliford Try P.L.C.                                           644,891   8,124,617       0.3%
    Go-Ahead Group P.L.C.                                          246,990   6,567,496       0.3%
    Goodwin P.L.C.                                                     383       9,352       0.0%
    Grafton Group P.L.C.                                         1,317,087  13,643,500       0.6%
    Harvey Nash Group P.L.C.                                        29,146      40,536       0.0%
    Hays P.L.C.                                                  8,695,434  21,428,303       0.9%
    Hogg Robinson Group P.L.C.                                     182,016     295,697       0.0%
    HomeServe P.L.C.                                             1,540,342  15,656,085       0.6%
    Howden Joinery Group P.L.C.                                  3,999,301  26,175,263       1.1%
    IMI P.L.C.                                                   1,419,616  21,277,233       0.9%
#*  Interserve P.L.C.                                              841,666   1,085,247       0.0%
    IWG P.L.C.                                                   3,349,423  11,377,483       0.5%
    John Laing Group P.L.C.                                      1,732,283   6,730,370       0.3%
    Keller Group P.L.C.                                            453,098   6,476,976       0.3%
    Kier Group P.L.C.                                              565,613   8,346,190       0.3%
*   Management Consulting Group P.L.C.                             788,035      41,426       0.0%
    Mears Group P.L.C.                                             751,984   3,405,077       0.1%
    Meggitt P.L.C.                                               4,445,188  28,797,493       1.2%
    Melrose Industries P.L.C.                                    8,100,948  25,401,717       1.0%
#   Mitie Group P.L.C.                                           2,122,246   5,347,493       0.2%
    Morgan Advanced Materials P.L.C.                             1,627,460   7,691,655       0.3%
    Morgan Sindall Group P.L.C.                                    222,576   3,835,004       0.2%
    National Express Group P.L.C.                                2,509,163  13,540,368       0.6%
    Norcros P.L.C.                                                  75,283     195,492       0.0%
    Northgate P.L.C.                                               818,775   4,180,175       0.2%
    Pagegroup P.L.C.                                             1,939,404  14,313,967       0.6%
    PayPoint P.L.C.                                                332,998   3,920,865       0.2%
    Polypipe Group P.L.C.                                        1,146,130   6,023,748       0.3%
    Porvair P.L.C.                                                  15,052     101,704       0.0%
    QinetiQ Group P.L.C.                                         3,214,308  10,161,205       0.4%
    Renewi P.L.C.                                                4,064,738   4,018,292       0.2%
*   Renold P.L.C.                                                  193,435      62,796       0.0%
    Rentokil Initial P.L.C.                                        488,649   2,061,570       0.1%
    Ricardo P.L.C.                                                 283,566   3,701,166       0.2%
    Robert Walters P.L.C.                                          381,498   3,775,099       0.2%
    Rotork P.L.C.                                                4,717,139  21,273,445       0.9%
    Royal Mail P.L.C.                                            1,051,386   8,384,756       0.3%
    RPS Group P.L.C.                                             1,379,834   4,915,856       0.2%
    Senior P.L.C.                                                2,513,529  10,199,382       0.4%
*   Serco Group P.L.C.                                             459,983     607,855       0.0%
    Severfield P.L.C.                                            1,267,641   1,380,085       0.1%
    SIG P.L.C.                                                   3,729,465   7,290,801       0.3%
    Speedy Hire P.L.C.                                           2,890,361   2,138,312       0.1%
    Spirax-Sarco Engineering P.L.C.                                250,249  19,837,162       0.8%
    Stagecoach Group P.L.C.                                      2,117,596   4,522,584       0.2%
    Sthree P.L.C.                                                  580,839   2,586,232       0.1%
    T Clarke P.L.C.                                                147,457     166,691       0.0%
    Travis Perkins P.L.C.                                        1,220,434  21,252,306       0.9%
    Trifast P.L.C.                                                 463,836   1,660,027       0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Industrials -- (Continued)
#   Tyman P.L.C.                                                   730,826 $  3,169,533       0.1%
#   Ultra Electronics Holdings P.L.C.                              410,895    7,952,508       0.3%
    Vesuvius P.L.C.                                              1,477,677   11,933,476       0.5%
*   Volex P.L.C.                                                   307,047      321,356       0.0%
    Volution Group P.L.C.                                          232,393      629,922       0.0%
    Vp P.L.C.                                                      159,998    1,966,392       0.1%
    Weir Group P.L.C. (The)                                        534,541   15,641,629       0.6%
    Wilmington P.L.C.                                              334,384    1,140,430       0.0%
    Wincanton P.L.C.                                               672,312    2,204,612       0.1%
*   Wizz Air Holdings P.L.C.                                       138,995    6,103,349       0.3%
    XP Power, Ltd.                                                  86,143    4,140,682       0.2%
                                                                           ------------      ----
Total Industrials                                                           628,076,917      25.8%
                                                                           ------------      ----
Information Technology -- (9.0%)
    Auto Trader Group P.L.C.                                     5,234,600   25,435,555       1.0%
    AVEVA Group P.L.C.                                             416,682   12,301,234       0.5%
    Computacenter P.L.C.                                           393,351    6,830,995       0.3%
    DiscoverIE Group P.L.C.                                        356,828    2,063,387       0.1%
    Electrocomponents P.L.C.                                     2,859,505   23,905,253       1.0%
    Equiniti Group P.L.C.                                        1,442,052    5,439,489       0.2%
    FDM Group Holdings P.L.C.                                      171,980    2,408,924       0.1%
    Fidessa Group P.L.C.                                           217,048   11,725,483       0.5%
    Gocompare.Com Group P.L.C.                                   1,706,395    2,635,301       0.1%
    Halma P.L.C.                                                 1,169,892   19,629,613       0.8%
    Kainos Group P.L.C.                                            148,168      738,917       0.0%
    Laird P.L.C.                                                 3,016,962    8,149,002       0.3%
    Moneysupermarket.com Group P.L.C.                            2,650,925   10,919,005       0.4%
    NCC Group P.L.C.                                             1,384,375    3,724,451       0.2%
    Oxford Instruments P.L.C.                                      314,473    3,941,914       0.2%
    Renishaw P.L.C.                                                216,917   14,042,483       0.6%
    Rightmove P.L.C.                                               329,562   20,668,224       0.9%
    RM P.L.C.                                                      331,309      944,943       0.0%
    SDL P.L.C.                                                     434,547    2,330,210       0.1%
    Softcat P.L.C.                                                 571,019    5,363,787       0.2%
    Spectris P.L.C.                                                627,408   23,149,499       1.0%
    Spirent Communications P.L.C.                                3,322,181    5,453,266       0.2%
    TT Electronics P.L.C.                                          907,250    2,787,018       0.1%
    Xaar P.L.C.                                                    386,193    1,880,911       0.1%
    ZPG P.L.C.                                                   1,526,071    7,523,461       0.3%
                                                                           ------------      ----
Total Information Technology                                                223,992,325       9.2%
                                                                           ------------      ----
Materials -- (6.8%)
#   Acacia Mining P.L.C.                                           900,534    1,776,645       0.1%
*   Carclo P.L.C.                                                  238,794      324,992       0.0%
    Centamin P.L.C.                                              6,191,392   13,378,563       0.6%
    DS Smith P.L.C.                                                447,428    3,205,156       0.1%
    Elementis P.L.C.                                             2,720,624   10,597,060       0.4%
    Essentra P.L.C.                                              1,502,610    9,119,109       0.4%
    Evraz P.L.C.                                                 1,584,820    9,972,609       0.4%
    Ferrexpo P.L.C.                                              1,750,724    5,668,297       0.2%
    Forterra P.L.C.                                                693,588    3,009,401       0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
Materials -- (Continued)
*   Gem Diamonds, Ltd.                                              654,715 $    901,541       0.0%
    Hill & Smith Holdings P.L.C.                                    457,223    8,343,861       0.3%
    Hochschild Mining P.L.C.                                      1,434,696    4,149,859       0.2%
    Ibstock P.L.C.                                                1,950,607    7,974,780       0.3%
*   KAZ Minerals P.L.C.                                           1,451,372   18,338,051       0.8%
*   Lonmin P.L.C.                                                 1,584,135    1,280,884       0.1%
    Low & Bonar P.L.C.                                            1,194,255      910,088       0.0%
    Marshalls P.L.C.                                              1,156,886    6,795,676       0.3%
#*  Petra Diamonds, Ltd.                                          3,145,803    2,955,935       0.1%
#*  Petropavlovsk P.L.C.                                         13,841,290    1,315,501       0.1%
    RPC Group P.L.C.                                              2,358,548   25,592,298       1.1%
    Synthomer P.L.C.                                              1,445,902    9,814,698       0.4%
    Vedanta Resources P.L.C.                                        424,451    4,247,851       0.2%
    Victrex P.L.C.                                                  539,936   19,440,693       0.8%
    Zotefoams P.L.C.                                                 93,537      721,705       0.0%
                                                                            ------------       ---
Total Materials                                                              169,835,253       7.0%
                                                                            ------------       ---
Real Estate -- (2.5%)
    Capital & Counties Properties P.L.C.                          4,280,670   16,941,983       0.7%
    CLS Holdings P.L.C.                                             387,202    1,330,829       0.1%
*   Countrywide P.L.C.                                              752,817    1,119,694       0.0%
    Daejan Holdings P.L.C.                                           42,272    3,479,522       0.1%
#   Foxtons Group P.L.C.                                          1,116,455    1,192,281       0.1%
    Grainger P.L.C.                                               2,874,831   12,380,915       0.5%
    Harworth Group P.L.C.                                            30,680       46,687       0.0%
    Helical P.L.C.                                                  654,139    3,385,761       0.1%
    LSL Property Services P.L.C.                                    374,418    1,276,109       0.1%
*   Raven Russia, Ltd.                                            1,019,157      637,802       0.0%
    Savills P.L.C.                                                  827,507   11,148,527       0.5%
    St. Modwen Properties P.L.C.                                  1,210,642    6,834,943       0.3%
    U & I Group P.L.C.                                              743,150    2,239,234       0.1%
    Urban & Civic P.L.C.                                             49,850      218,038       0.0%
                                                                            ------------       ---
Total Real Estate                                                             62,232,325       2.6%
                                                                            ------------       ---
Telecommunication Services -- (0.9%)
    Inmarsat P.L.C.                                               2,371,810   12,253,400       0.5%
    KCOM Group P.L.C.                                             3,263,487    4,526,712       0.2%
#   TalkTalk Telecom Group P.L.C.                                 2,658,372    4,689,136       0.2%
                                                                            ------------       ---
Total Telecommunication Services                                              21,469,248       0.9%
                                                                            ------------       ---
Utilities -- (1.5%)
    Drax Group P.L.C.                                             2,401,002   10,396,760       0.4%
    Pennon Group P.L.C.                                           2,281,292   21,675,055       0.9%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                  --------- -------------- ---------------
Utilities -- (Continued)
     Telecom Plus P.L.C.                                            340,923 $    5,047,875        0.2%
                                                                            --------------      -----
Total Utilities                                                                 37,119,690        1.5%
                                                                            --------------      -----
TOTAL COMMON STOCKS                                                          2,408,666,091       99.1%
                                                                            --------------      -----
TOTAL INVESTMENT SECURITIES                                                  2,408,666,091
                                                                            --------------

                                                                               VALUE+
                                                                            --------------
SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@ DFA Short Term Investment Fund                               6,488,674     75,073,955        3.1%
                                                                            --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $2,060,140,625)                         $2,483,740,046      102.2%
                                                                            ==============      =====

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
 -                               ------- -------------- ------- --------------
 Common Stocks
    Consumer Discretionary            -- $  568,754,346   --    $  568,754,346
    Consumer Staples             $22,516    107,082,197   --       107,104,713
    Energy                            --    118,802,355   --       118,802,355
    Financials                        --    384,511,522   --       384,511,522
    Health Care                       --     86,767,397   --        86,767,397
    Industrials                       --    628,076,917   --       628,076,917
    Information Technology            --    223,992,325   --       223,992,325
    Materials                         --    169,835,253   --       169,835,253
    Real Estate                       --     62,232,325   --        62,232,325
    Telecommunication Services        --     21,469,248   --        21,469,248
    Utilities                         --     37,119,690   --        37,119,690
 Securities Lending Collateral        --     75,073,955   --        75,073,955
                                 ------- --------------   --    --------------
 TOTAL                           $22,516 $2,483,717,530   --    $2,483,740,046
                                 ======= ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
COMMON STOCKS -- (88.7%)
AUSTRIA -- (2.8%)
    Agrana Beteiligungs AG                                          18,464 $  2,159,531       0.0%
    ANDRITZ AG                                                     351,021   18,867,906       0.3%
    Atrium European Real Estate, Ltd.                              793,939    3,851,754       0.1%
    Austria Technologie & Systemtechnik AG                         162,266    4,006,772       0.1%
    CA Immobilien Anlagen AG                                       447,444   15,515,480       0.3%
#   DO & CO AG                                                      37,748    2,346,424       0.0%
    EVN AG                                                         214,387    4,389,302       0.1%
*   FACC AG                                                        130,063    3,192,468       0.1%
    Flughafen Wien AG                                               21,758      884,227       0.0%
#   IMMOFINANZ AG                                                5,007,188   13,108,631       0.2%
    Josef Manner & Co. AG                                              870       63,748       0.0%
    Kapsch TrafficCom AG                                            33,915    1,509,726       0.0%
#   Lenzing AG                                                      66,004    7,680,674       0.1%
    Mayr Melnhof Karton AG                                          49,633    7,521,289       0.1%
    Oberbank AG                                                     45,017    4,699,077       0.1%
    Oesterreichische Post AG                                       202,551    9,727,206       0.2%
#   Palfinger AG                                                    92,883    3,482,779       0.1%
    POLYTEC Holding AG                                             103,266    1,858,554       0.0%
#   Porr AG                                                         58,567    2,084,343       0.0%
*   Raiffeisen Bank International AG                               299,584   10,112,773       0.2%
#   Rosenbauer International AG                                     19,267    1,171,365       0.0%
    S IMMO AG                                                      330,386    6,535,473       0.1%
*   Schoeller-Bleckmann Oilfield Equipment AG                       63,374    7,834,692       0.1%
#   Semperit AG Holding                                             68,546    1,511,923       0.0%
    Strabag SE                                                     105,005    4,321,014       0.1%
    Telekom Austria AG                                             843,228    8,040,790       0.1%
    UBM Development AG                                               9,606      484,900       0.0%
    UNIQA Insurance Group AG                                       823,486    9,860,731       0.2%
    Verbund AG                                                     258,436    8,003,547       0.1%
#   Vienna Insurance Group AG Wiener Versicherung Gruppe           205,934    6,693,957       0.1%
    Wienerberger AG                                                617,965   15,571,418       0.3%
#   Zumtobel Group AG                                              173,368    1,571,111       0.0%
                                                                           ------------       ---
TOTAL AUSTRIA                                                               188,663,585       3.1%
                                                                           ------------       ---
BELGIUM -- (4.1%)
*   Ablynx NV                                                      382,567   20,622,770       0.3%
    Ackermans & van Haaren NV                                      144,400   26,056,350       0.4%
*   AGFA-Gevaert NV                                              1,218,771    4,345,155       0.1%
#*  Argenx SE                                                       39,932    3,495,729       0.1%
    Atenor                                                          12,905      728,858       0.0%
    Banque Nationale de Belgique                                        87      309,378       0.0%
    Barco NV                                                        67,758    8,753,030       0.2%
    Bekaert SA                                                     214,947    9,028,765       0.2%
#*  Biocartis NV                                                   157,318    2,416,215       0.0%
    bpost SA                                                       503,661   11,045,670       0.2%
#*  Celyad SA                                                       42,198    1,443,375       0.0%
    Cie d'Entreprises CFE                                           48,913    6,156,793       0.1%
#   Cie Immobiliere de Belgique SA                                  15,632    1,024,960       0.0%
    Co.Br.Ha Societe Commerciale de Brasserie SA                       111      535,709       0.0%
    D'ieteren SA                                                   142,311    6,057,064       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
BELGIUM -- (Continued)
    Deceuninck NV                                                  385,581 $  1,363,353       0.0%
    Econocom Group SA                                              686,666    4,420,965       0.1%
    Elia System Operator SA                                        171,886   10,859,336       0.2%
#   Euronav NV                                                     780,068    6,294,234       0.1%
    EVS Broadcast Equipment SA                                      75,122    2,461,607       0.0%
#*  Exmar NV                                                       187,317    1,308,270       0.0%
*   Fagron                                                         262,019    4,511,454       0.1%
*   Galapagos NV(B07Q2V5)                                          220,186   19,729,475       0.3%
*   Galapagos NV(B07MXC1)                                           84,250    7,612,207       0.1%
    Gimv NV                                                         76,261    4,569,568       0.1%
#   Ion Beam Applications                                          115,719    2,359,619       0.0%
    Jensen-Group NV                                                 16,912      908,906       0.0%
    Kinepolis Group NV                                              94,699    6,616,873       0.1%
#   Lotus Bakeries                                                   1,500    4,256,976       0.1%
#*  MDxHealth                                                      214,040      963,173       0.0%
#   Melexis NV                                                     113,154   10,767,589       0.2%
#*  Nyrstar NV                                                     745,540    5,144,825       0.1%
#   Ontex Group NV                                                 473,271   12,131,131       0.2%
    Orange Belgium SA                                              179,876    3,733,652       0.1%
#   Picanol                                                         28,690    3,177,835       0.1%
    RealDolmen(B3M0622)                                             17,503      776,415       0.0%
    RealDolmen(5529094)                                                120            3       0.0%
    Recticel SA                                                    247,048    3,084,690       0.1%
    Resilux                                                          5,092      864,693       0.0%
    Roularta Media Group NV                                         15,671      417,242       0.0%
    Sioen Industries NV                                             50,085    1,844,043       0.0%
    Sipef SA                                                        34,715    2,508,096       0.0%
    TER Beke SA                                                      2,816      575,023       0.0%
*   Tessenderlo Group SA                                           213,754    8,961,222       0.2%
*   ThromboGenics NV                                               205,315    1,185,762       0.0%
#*  TiGenix NV                                                   1,307,407    2,782,621       0.1%
#   Umicore SA                                                     703,600   39,133,206       0.6%
    Van de Velde NV                                                 35,498    1,466,416       0.0%
*   Viohalco SA                                                    583,796    2,505,340       0.0%
                                                                           ------------       ---
TOTAL BELGIUM                                                               281,315,641       4.6%
                                                                           ------------       ---
DENMARK -- (4.3%)
#*  ALK-Abello A.S.                                                 36,938    4,667,002       0.1%
    Alm Brand A.S.                                                 562,935    5,949,281       0.1%
#   Ambu A.S. Class B                                              919,394   21,321,851       0.4%
    Arkil Holding A.S. Class B                                         504      107,995       0.0%
*   Bang & Olufsen A.S.                                            256,627    6,316,911       0.1%
    BankNordik P/F                                                  10,800      185,227       0.0%
#*  Bavarian Nordic A.S.                                           204,295    5,576,406       0.1%
    Brodrene Hartmann A.S.                                          16,148      954,034       0.0%
#   Columbus A.S.                                                  381,319      956,688       0.0%
#*  D/S Norden A.S.                                                196,089    3,577,435       0.1%
    DFDS A.S.                                                      199,035   12,391,706       0.2%
#   Djurslands Bank A.S.                                             8,970      361,829       0.0%
    FLSmidth & Co. A.S.                                            270,276   16,694,302       0.3%
    Fluegger A.S. Class B                                            4,198      240,215       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
DENMARK -- (Continued)
#   GN Store Nord A.S.                                             927,706 $ 32,593,996       0.5%
    Gronlandsbanken A.S.                                             1,125      112,984       0.0%
#*  H+H International A.S. Class B                                  62,902    1,331,472       0.0%
    Harboes Bryggeri A.S. Class B                                   17,239      237,025       0.0%
    IC Group A.S.                                                   41,449    1,090,022       0.0%
    Jeudan A.S.                                                      6,589    1,054,628       0.0%
    Jyske Bank A.S.                                                434,014   25,988,575       0.4%
    Lan & Spar Bank                                                  4,981      394,320       0.0%
    Matas A.S.                                                     231,085    2,661,252       0.1%
*   Nilfisk Holding A.S.                                           182,797    8,951,700       0.2%
#*  NKT A.S.                                                       206,194    6,129,364       0.1%
    NNIT A.S.                                                       66,505    1,844,047       0.0%
    Nordjyske Bank A.S.                                             47,045    1,463,001       0.0%
#   Parken Sport & Entertainment A.S.                               34,515      429,146       0.0%
    Per Aarsleff Holding A.S.                                      127,997    4,792,480       0.1%
    Ringkjoebing Landbobank A.S.                                   126,846    7,641,676       0.1%
    Roblon A.S. Class B                                              2,700      135,347       0.0%
    Rockwool International A.S. Class A                                455      123,703       0.0%
    Rockwool International A.S. Class B                             50,421   15,201,256       0.3%
    Royal Unibrew A.S.                                             282,513   18,705,217       0.3%
#   RTX A.S.                                                        45,802    1,213,085       0.0%
*   Santa Fe Group A.S.                                            127,806      694,338       0.0%
    Scandinavian Tobacco Group A.S. Class A                        126,283    2,109,316       0.0%
    Schouw & Co., A.S.                                              79,510    7,820,579       0.1%
    SimCorp A.S.                                                   244,707   17,741,106       0.3%
    Solar A.S. Class B                                              37,199    2,400,378       0.1%
    Spar Nord Bank A.S.                                            500,969    5,721,458       0.1%
    Sydbank A.S.                                                   504,857   18,663,637       0.3%
#   Tivoli A.S.                                                      9,776    1,018,092       0.0%
#*  TK Development A.S.                                            600,824      686,286       0.0%
    Topdanmark A.S.                                                491,266   23,104,078       0.4%
    TORM P.L.C.                                                     45,402      362,192       0.0%
    United International Enterprises                                10,277    2,301,759       0.0%
#*  Vestjysk Bank A.S.                                           1,476,022      609,327       0.0%
#*  Zealand Pharma A.S.                                            155,305    2,337,494       0.0%
                                                                           ------------       ---
TOTAL DENMARK                                                               296,965,218       4.8%
                                                                           ------------       ---
FINLAND -- (6.0%)
#   Afarak Group Oyj                                               316,672      397,214       0.0%
#   Ahlstrom-Munksjo Oyj                                           118,362    2,359,539       0.0%
    Aktia Bank Oyj                                                 247,840    2,464,189       0.0%
    Alandsbanken Abp Class B                                        21,354      343,459       0.0%
    Alma Media Oyj                                                 121,768    1,100,354       0.0%
    Amer Sports Oyj                                                814,164   24,904,626       0.4%
    Apetit Oyj                                                      19,668      317,640       0.0%
    Aspo Oyj                                                        92,762    1,065,052       0.0%
#   Atria Oyj                                                       69,686      991,228       0.0%
#*  BasWare Oyj                                                     56,551    2,789,436       0.1%
#   Bittium Oyj                                                    178,633    1,162,877       0.0%
    Cargotec Oyj Class B                                           259,720   13,228,235       0.2%
#*  Caverion Oyj                                                   658,056    5,498,177       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
FINLAND -- (Continued)
#   Citycon Oyj                                                  2,564,059 $  5,864,193       0.1%
    Cramo Oyj                                                      232,336    5,454,261       0.1%
    Digia Oyj                                                       69,731      214,350       0.0%
    Elisa Oyj                                                      834,271   36,876,820       0.6%
    F-Secure Oyj                                                   631,341    2,813,620       0.1%
    Finnair Oyj                                                    472,532    6,440,929       0.1%
    Fiskars Oyj Abp                                                201,944    5,025,750       0.1%
    Glaston Oyj Abp                                                 46,084       26,420       0.0%
    HKScan Oyj Class A                                             208,771      777,327       0.0%
#   Huhtamaki Oyj                                                  626,788   25,494,491       0.4%
#   Ilkka-Yhtyma Oyj                                                61,503      237,822       0.0%
    Kemira Oyj                                                     707,159    9,464,611       0.2%
    Kesko Oyj Class A                                               40,561    2,313,436       0.0%
#   Kesko Oyj Class B                                              466,452   27,389,954       0.4%
    Konecranes Oyj                                                 403,802   16,468,002       0.3%
    Lassila & Tikanoja Oyj                                         199,934    4,012,154       0.1%
    Lehto Group Oyj                                                112,847    1,543,144       0.0%
    Metsa Board Oyj                                              1,398,928   15,674,028       0.3%
    Metso Oyj                                                      757,257   26,913,175       0.4%
    Nokian Renkaat Oyj                                             811,148   32,455,519       0.5%
    Olvi Oyj Class A                                                82,411    2,765,403       0.1%
    Oriola Oyj Class A                                               6,054       20,241       0.0%
    Oriola Oyj Class B                                             628,439    2,118,316       0.0%
#   Orion Oyj Class A                                              123,563    4,061,911       0.1%
    Orion Oyj Class B                                              236,640    7,177,443       0.1%
    Outokumpu Oyj                                                2,921,503   18,907,329       0.3%
*   Outotec Oyj                                                  1,238,541   11,264,925       0.2%
    Pihlajalinna Oyj                                                70,738    1,123,458       0.0%
    Ponsse Oyj                                                      69,106    2,597,905       0.0%
    Poyry Oyj                                                      188,253    1,314,582       0.0%
*   QT Group Oyj                                                    55,899      406,426       0.0%
    Raisio Oyj Class V                                             659,233    2,805,110       0.1%
    Ramirent Oyj                                                   524,612    4,559,912       0.1%
    Rapala VMC Oyj                                                 109,543      454,636       0.0%
    Raute Oyj Class A                                                2,644       96,296       0.0%
    Revenio Group Oyj                                              106,653    1,709,163       0.0%
    Sanoma Oyj                                                     749,458    8,331,492       0.1%
#   SRV Group OYJ                                                   66,041      225,042       0.0%
*   Stockmann Oyj Abp Class A                                       49,045      237,224       0.0%
#*  Stockmann Oyj Abp Class B                                      173,382      841,899       0.0%
    Technopolis Oyj                                                956,192    4,472,577       0.1%
    Teleste Oyj                                                     51,567      395,737       0.0%
    Tieto Oyj                                                      355,339   12,728,023       0.2%
#   Tikkurila Oyj                                                  242,268    4,380,074       0.1%
    Tokmanni Group Corp.                                           126,808    1,077,074       0.0%
    Uponor Oyj                                                     343,265    5,980,465       0.1%
    Vaisala Oyj Class A                                            106,128    2,610,135       0.0%
    Valmet Oyj                                                     865,528   16,407,085       0.3%
    Viking Line Abp                                                 10,366      199,962       0.0%
#   YIT Oyj                                                      1,410,604    9,466,319       0.2%
                                                                           ------------       ---
TOTAL FINLAND                                                               410,818,196       6.6%
                                                                           ------------       ---

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
FRANCE -- (12.0%)
    ABC Arbitrage                                                  176,146 $ 1,459,112       0.0%
    Actia Group                                                     48,398     475,939       0.0%
#*  Adocia                                                           6,367     147,783       0.0%
*   Air France-KLM                                               1,087,234  10,655,350       0.2%
    Akka Technologies                                               51,478   3,588,090       0.1%
    Albioma SA                                                     157,219   3,887,878       0.1%
    Altamir                                                        135,037   2,269,793       0.0%
    Alten SA                                                       142,403  14,144,649       0.2%
    Altran Technologies SA                                       1,370,725  21,158,074       0.4%
*   Amplitude Surgical SAS                                           4,749      23,069       0.0%
#*  Antalis International SAS                                      120,399     237,139       0.0%
    April SA                                                        75,049   1,360,368       0.0%
#*  Archos                                                         194,634     215,654       0.0%
    Arkema SA                                                        6,471     847,666       0.0%
    Assystem                                                        62,252   2,095,733       0.0%
    Aubay                                                           31,239   1,508,223       0.0%
    Axway Software SA                                               38,973     952,496       0.0%
#   Bastide le Confort Medical                                      16,987   1,001,857       0.0%
    Beneteau SA                                                    216,231   4,885,991       0.1%
    Bigben Interactive                                              74,415   1,237,005       0.0%
    BioMerieux                                                      34,757   2,747,650       0.1%
    Boiron SA                                                       38,163   3,401,419       0.1%
    Bonduelle SCA                                                   82,233   3,659,944       0.1%
#   Bourbon Corp.                                                  141,557     889,762       0.0%
    Burelle SA                                                         905   1,448,344       0.0%
#   Casino Guichard Perrachon SA                                   254,831  13,218,487       0.2%
    Catering International Services                                 14,124     319,609       0.0%
*   Cegedim SA                                                      25,022   1,061,516       0.0%
#*  CGG SA                                                         412,287   1,004,526       0.0%
#   Chargeurs SA                                                   108,742   3,282,126       0.1%
    Cie des Alpes                                                   51,236   1,824,313       0.0%
    Cie Plastic Omnium SA                                          312,439  15,015,026       0.3%
*   Coface SA                                                      488,476   6,188,781       0.1%
    Derichebourg SA                                                584,687   5,174,522       0.1%
    Devoteam SA                                                     28,114   2,998,024       0.1%
    Dom Security                                                     2,414     174,615       0.0%
#   Edenred                                                      1,178,862  40,612,334       0.7%
    Electricite de Strasbourg SA                                    21,353   3,318,522       0.1%
    Elior Group SA                                                 578,748  11,817,469       0.2%
    Elis SA                                                        601,401  14,383,281       0.2%
*   Eramet                                                          60,555  10,540,003       0.2%
*   Esso SA Francaise                                               15,303     926,895       0.0%
*   Etablissements Maurel et Prom                                   79,940     459,857       0.0%
    Euronext NV                                                    291,850  20,921,019       0.3%
    Europcar Groupe SA                                             451,417   5,259,066       0.1%
    Eutelsat Communications SA                                     726,775  15,739,761       0.3%
    Exel Industries Class A                                         10,330   1,315,077       0.0%
    Faurecia SA                                                    187,966  15,349,089       0.3%
    Fleury Michon SA                                                 5,962     346,537       0.0%
*   Fnac Darty SA                                                  107,103  11,491,784       0.2%
    Gaumont SA                                                      13,052   2,100,693       0.0%
    Gaztransport Et Technigaz SA                                   115,771   7,177,322       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
FRANCE -- (Continued)
    GEA                                                              2,433 $   298,095       0.0%
    Getlink                                                      1,262,810  17,820,718       0.3%
    Gevelot SA                                                       3,466     832,717       0.0%
    GL Events                                                       48,992   1,543,163       0.0%
    Groupe Crit                                                     23,123   2,515,854       0.0%
#*  Groupe Gorge                                                    22,858     471,854       0.0%
    Groupe Open                                                     28,806   1,218,381       0.0%
#   Guerbet                                                         32,440   2,056,303       0.0%
    Haulotte Group SA                                               74,466   1,467,484       0.0%
#   Herige Sadcs                                                     4,147     216,617       0.0%
#*  HiPay Group SA                                                  24,579     446,915       0.0%
*   ID Logistics Group                                               9,239   1,648,014       0.0%
    Imerys SA                                                      132,780  12,119,167       0.2%
    Ingenico Group SA                                              301,300  26,355,632       0.4%
    Interparfums SA                                                 39,291   1,815,909       0.0%
    Ipsen SA                                                        47,538   7,694,818       0.1%
    IPSOS                                                          193,979   7,384,974       0.1%
    Jacquet Metal Service SA                                        71,359   2,754,874       0.1%
    Kaufman & Broad SA                                              96,997   5,109,985       0.1%
    Korian SA                                                      259,783   9,083,300       0.2%
    Lagardere SCA                                                  768,346  21,975,546       0.4%
    Lanson-BCC                                                       8,795     341,760       0.0%
    Laurent-Perrier                                                 12,886   1,628,193       0.0%
    Le Belier                                                       10,417     719,347       0.0%
#   Lectra                                                         133,460   3,485,334       0.1%
    Linedata Services                                               11,841     481,532       0.0%
    LISI                                                            99,064   3,651,699       0.1%
    LNA Sante SA                                                    29,442   1,896,957       0.0%
    Maisons du Monde SA                                             84,100   3,417,348       0.1%
#   Maisons France Confort SA                                       15,908     992,831       0.0%
    Manitou BF SA                                                   51,719   2,346,787       0.0%
    Manutan International                                           14,949   1,499,508       0.0%
    Mersen SA                                                      117,956   5,542,219       0.1%
#*  METabolic EXplorer SA                                          151,621     361,833       0.0%
    Metropole Television SA                                        290,250   7,146,193       0.1%
    MGI Coutier                                                     56,783   1,960,183       0.0%
    Mr Bricolage                                                    30,731     555,056       0.0%
*   Naturex                                                         35,471   5,756,111       0.1%
    Neopost SA                                                     196,501   5,302,239       0.1%
#   Nexans SA                                                      185,479   9,784,314       0.2%
    Nexity SA                                                      241,351  15,091,730       0.3%
#*  Nicox                                                          136,752   1,514,944       0.0%
*   NRJ Group                                                       73,487     762,546       0.0%
#   Oeneo SA                                                       157,938   1,902,783       0.0%
#*  Onxeo SA(BPFJVR0)                                               48,958      78,615       0.0%
#*  Onxeo SA(B04P0G6)                                              246,319     396,872       0.0%
    Orpea                                                          178,098  22,822,558       0.4%
*   Parrot SA                                                      112,753     750,090       0.0%
#*  Pierre & Vacances SA                                            29,600   1,458,642       0.0%
#   Plastivaloire                                                   45,387   1,037,905       0.0%
    PSB Industries SA                                                8,805     492,161       0.0%
#   Rallye SA                                                      139,003   2,169,060       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
FRANCE -- (Continued)
#*  Recylex SA                                                     102,008 $  1,319,683       0.0%
    Rexel SA                                                     1,773,993   27,499,995       0.5%
    Robertet SA                                                      3,734    2,244,481       0.0%
    Rothschild & Co.                                                44,852    1,703,320       0.0%
#   Rubis SCA                                                      579,892   45,119,200       0.7%
    Samse SA                                                         8,068    1,724,234       0.0%
    Sartorius Stedim Biotech                                       101,854    9,494,645       0.2%
    Savencia SA                                                     33,010    3,419,071       0.1%
    SEB SA                                                          23,172    4,439,847       0.1%
    Seche Environnement SA                                          13,339      484,064       0.0%
#*  Sequana SA                                                     289,137      201,767       0.0%
*   SES-imagotag SA                                                  8,385      255,360       0.0%
#   Societe BIC SA                                                 111,530   11,379,125       0.2%
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco    60,258    3,820,597       0.1%
    Societe Marseillaise du Tunnel Prado-Carenage SA                 5,211      144,736       0.0%
    Societe pour l'Informatique Industrielle                        39,961    1,204,170       0.0%
*   SOITEC                                                          87,729    7,133,879       0.1%
#*  Solocal Group                                                3,289,445    4,222,105       0.1%
    Somfy SA                                                       104,615   10,405,345       0.2%
    Sopra Steria Group                                              88,489   18,888,663       0.3%
    SPIE SA                                                        453,235   10,255,340       0.2%
*   SRP Groupe SA                                                   16,799      153,820       0.0%
*   Stallergenes Greer P.L.C.                                       17,371      517,033       0.0%
#*  Ste Industrielle d'Aviation Latecoere SA                       362,344    2,347,883       0.0%
    Stef SA                                                         28,044    3,458,699       0.1%
    Sword Group                                                     35,526    1,553,446       0.0%
    Synergie SA                                                     69,728    4,267,053       0.1%
#   Tarkett SA                                                     121,413    3,588,207       0.1%
#   Technicolor SA                                               1,531,532    2,513,261       0.0%
    Teleperformance                                                159,146   25,575,132       0.4%
#   Television Francaise 1                                         615,411    7,693,456       0.1%
#*  Tessi SA                                                         6,874    1,438,203       0.0%
    TFF Group                                                       20,464      983,863       0.0%
#   Thermador Groupe                                                17,612    2,538,752       0.1%
    Total Gabon                                                      2,296      432,377       0.0%
#*  Touax SA                                                         9,530      119,012       0.0%
    Trigano SA                                                      46,958    8,849,042       0.2%
*   Ubisoft Entertainment SA                                       328,788   31,415,035       0.5%
    Union Financiere de France BQE SA                               16,855      623,139       0.0%
#*  Vallourec SA                                                 1,879,147   11,348,635       0.2%
#*  Valneva SE                                                     322,635    1,520,068       0.0%
    Vetoquinol SA                                                   19,343    1,225,980       0.0%
    Vicat SA                                                        96,640    7,122,175       0.1%
    VIEL & Cie SA                                                  161,700    1,082,310       0.0%
    Vilmorin & Cie SA                                               29,068    2,052,911       0.0%
#*  Virbac SA                                                       22,063    3,445,612       0.1%
    Vranken-Pommery Monopole SA                                     18,262      522,792       0.0%
*   Worldline SA                                                    47,271    2,384,149       0.0%
                                                                           ------------      ----
TOTAL FRANCE                                                                820,628,584      13.3%
                                                                           ------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
GERMANY -- (14.2%)
    1&1 Drillisch AG                                             147,052 $10,632,287       0.2%
    Aareal Bank AG                                               425,534  21,284,786       0.3%
*   Adler Modemaerkte AG                                          47,849     282,820       0.0%
*   ADLER Real Estate AG                                         152,507   2,833,376       0.1%
    ADO Properties SA                                            126,623   6,960,486       0.1%
#*  ADVA Optical Networking SE                                   283,586   1,947,295       0.0%
*   AIXTRON SE                                                   634,440   9,005,054       0.1%
    All for One Steeb AG                                           2,055     165,391       0.0%
    Allgeier SE                                                   35,806   1,138,213       0.0%
    Amadeus Fire AG                                               30,551   3,348,163       0.1%
*   AS Creation Tapeten                                            6,666     154,673       0.0%
    Atoss Software AG                                                559      59,951       0.0%
    Aurubis AG                                                   242,477  21,668,776       0.4%
    Axel Springer SE                                             152,209  12,467,824       0.2%
    Basler AG                                                      7,850   1,607,716       0.0%
    Bauer AG                                                      60,410   1,880,083       0.0%
    BayWa AG(5838057)                                             83,776   2,925,421       0.1%
    BayWa AG(5838068)                                                124       5,148       0.0%
    Bechtle AG                                                   198,589  16,770,875       0.3%
    Bertrandt AG                                                  28,824   3,216,176       0.1%
    Bijou Brigitte AG                                             20,841   1,195,403       0.0%
    Bilfinger SE                                                 201,109   9,571,291       0.2%
    Borussia Dortmund GmbH & Co. KGaA                            478,728   3,163,839       0.1%
    CANCOM SE                                                     98,161  11,504,553       0.2%
    Carl Zeiss Meditec AG                                        180,477  12,274,626       0.2%
    CECONOMY AG                                                  935,953  10,488,141       0.2%
    CENIT AG                                                      49,616   1,227,718       0.0%
    CENTROTEC Sustainable AG                                      46,917     752,661       0.0%
    Cewe Stiftung & Co. KGAA                                      34,027   3,483,284       0.1%
    Comdirect Bank AG                                            184,745   2,833,410       0.1%
    CompuGroup Medical SE                                        125,310   6,528,600       0.1%
    CropEnergies AG                                              118,349     729,859       0.0%
    CTS Eventim AG & Co. KGaA                                    251,993  11,784,770       0.2%
    Data Modul AG                                                 11,455   1,004,475       0.0%
    Delticom AG                                                   28,981     339,517       0.0%
    Deutsche Beteiligungs AG                                      86,088   3,824,261       0.1%
    Deutsche EuroShop AG                                         302,380  10,867,682       0.2%
    Deutsche Pfandbriefbank AG                                   630,269  10,195,341       0.2%
    Deutz AG                                                     767,680   7,416,603       0.1%
*   Dialog Semiconductor P.L.C.                                  382,079   8,133,919       0.1%
    DIC Asset AG                                                 310,990   3,826,329       0.1%
*   Diebold Nixdorf AG                                            20,873   1,657,850       0.0%
    DMG Mori AG                                                   15,692     903,999       0.0%
    Dr Hoenle AG                                                  28,404   2,463,824       0.0%
    Draegerwerk AG & Co. KGaA                                     16,396   1,007,296       0.0%
    Duerr AG                                                     143,919  14,282,861       0.2%
    Eckert & Ziegler AG                                           19,546     858,898       0.0%
    EDAG Engineering Group AG                                     27,416     524,067       0.0%
    Elmos Semiconductor AG                                        69,818   2,263,275       0.0%
#   ElringKlinger AG                                             169,211   3,059,157       0.1%
*   Euromicron AG                                                 45,575     384,547       0.0%
    Ferratum Oyj                                                  59,304   1,909,177       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
GERMANY -- (Continued)
    Fielmann AG                                                    120,578 $ 9,901,739       0.2%
*   First Sensor AG                                                 37,578   1,059,062       0.0%
    Francotyp-Postalia Holding AG Class A                           55,619     230,833       0.0%
    Freenet AG                                                     889,655  28,241,073       0.5%
    FRIWO AG                                                           210       9,051       0.0%
    Fuchs Petrolub SE                                              134,741   6,923,063       0.1%
    Gerresheimer AG                                                193,945  15,776,487       0.3%
#   Gerry Weber International AG                                   126,717   1,207,082       0.0%
    Gesco AG                                                        54,857   1,874,223       0.0%
    GFT Technologies SE                                             88,655   1,400,668       0.0%
    Grammer AG                                                      80,206   5,167,741       0.1%
    Grand City Properties SA                                        22,972     553,437       0.0%
    GRENKE AG                                                       81,982   9,665,620       0.2%
*   H&R GmbH & Co. KGaA                                             64,747     952,332       0.0%
    Hamburger Hafen und Logistik AG                                134,558   3,231,061       0.1%
#*  Hapag-Lloyd AG                                                  41,885   1,792,981       0.0%
*   Heidelberger Druckmaschinen AG                               1,602,835   5,954,355       0.1%
    Hella GmbH & Co KGaA                                           174,699  10,775,508       0.2%
    Highlight Communications AG                                     97,995     662,761       0.0%
*   HolidayCheck Group AG                                          157,494     532,532       0.0%
    Hornbach Baumarkt AG                                            25,689     864,167       0.0%
    Hornbach Holding AG & Co. KGaA                                   5,404     434,246       0.0%
    Hugo Boss AG                                                   332,465  31,167,160       0.5%
    Indus Holding AG                                               128,956   9,229,042       0.2%
    Init Innovation In Traffic Systems AG                           32,137     767,755       0.0%
    Isra Vision AG                                                  18,494   4,072,577       0.1%
*   IVU Traffic Technologies AG                                     38,250     233,646       0.0%
    Jenoptik AG                                                    296,880  10,770,323       0.2%
#   K+S AG                                                       1,279,181  37,569,097       0.6%
    Kloeckner & Co. SE                                             526,099   6,412,710       0.1%
    Koenig & Bauer AG                                               73,522   6,034,218       0.1%
#   Krones AG                                                       92,506  11,850,939       0.2%
    KSB SE & Co. KGaA                                                3,466   1,830,694       0.0%
    KWS Saat SE                                                     15,926   5,746,656       0.1%
    Lanxess AG                                                     482,578  35,746,624       0.6%
    LEG Immobilien AG                                              360,131  41,524,226       0.7%
    Leifheit AG                                                     44,598   1,309,662       0.0%
    Leoni AG                                                       213,465  13,368,735       0.2%
*   LPKF Laser & Electronics AG                                     67,178     603,792       0.0%
*   Manz AG                                                         25,755   1,054,028       0.0%
    MasterFlex SE                                                   20,259     211,356       0.0%
*   Mediclin AG                                                     88,966     658,571       0.0%
*   Medigene AG                                                    108,058   1,741,046       0.0%
    METRO AG                                                       159,657   2,309,772       0.0%
    MLP SE                                                         358,972   2,169,317       0.0%
    MTU Aero Engines AG                                             16,123   2,773,328       0.0%
    Nemetschek SE                                                  117,230  14,048,482       0.2%
    Nexus AG                                                        70,253   2,348,025       0.0%
#*  Nordex SE                                                      307,691   3,525,218       0.1%
    Norma Group SE                                                 202,672  14,860,771       0.2%
    OHB SE                                                          34,003   1,509,669       0.0%
    OSRAM Licht AG                                                 210,842  12,121,496       0.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
GERMANY -- (Continued)
#   paragon AG                                                    14,446 $   924,826       0.0%
*   Patrizia Immobilien AG                                       297,176   5,932,334       0.1%
#*  Petro Welt Technologies AG                                    12,774     100,286       0.0%
    Pfeiffer Vacuum Technology AG                                 52,225   7,726,635       0.1%
    PNE Wind AG                                                  441,975   1,310,262       0.0%
    Progress-Werk Oberkirch AG                                     8,316     437,082       0.0%
    PSI Software AG                                               40,552     811,279       0.0%
    Puma SE                                                       11,101   5,405,312       0.1%
*   PVA TePla AG                                                  50,786     961,454       0.0%
*   QIAGEN NV                                                    540,364  17,676,073       0.3%
    QSC AG                                                       536,325   1,063,670       0.0%
    R Stahl AG                                                    14,952     522,806       0.0%
    Rational AG                                                   14,451   9,037,811       0.2%
    Rheinmetall AG                                               272,395  35,596,925       0.6%
    RHOEN-KLINIKUM AG                                            233,180   7,624,619       0.1%
    RIB Software SE                                              197,541   5,234,750       0.1%
    S&T AG                                                       302,174   7,756,839       0.1%
    SAF-Holland SA                                               355,555   6,620,447       0.1%
    Salzgitter AG                                                268,219  14,729,416       0.2%
#*  Schaltbau Holding AG                                          36,413   1,128,048       0.0%
    Schloss Wachenheim AG                                          7,479     182,552       0.0%
    Scout24 AG                                                    63,358   3,274,223       0.1%
    Secunet Security Networks AG                                   3,809     450,402       0.0%
*   SGL Carbon SE                                                  5,065      68,007       0.0%
    SHW AG                                                        25,624   1,094,109       0.0%
    Siltronic AG                                                 142,539  22,824,292       0.4%
    Sixt Leasing SE                                               53,039   1,138,778       0.0%
    Sixt SE                                                       80,910   9,520,668       0.2%
#   SMA Solar Technology AG                                       85,104   5,230,450       0.1%
*   SMT Scharf AG                                                 20,115     411,856       0.0%
    Softing AG                                                    22,353     239,526       0.0%
    Software AG                                                  325,372  15,994,775       0.3%
    Stabilus SA                                                  123,004  11,057,428       0.2%
    STRATEC Biomedical AG                                          7,321     667,601       0.0%
    Stroeer SE & Co. KGaA                                        145,850  10,675,459       0.2%
    Suedzucker AG                                                438,206   7,283,236       0.1%
*   SUESS MicroTec SE                                            134,258   2,063,126       0.0%
    Surteco SE                                                    43,961   1,404,241       0.0%
    TAG Immobilien AG                                            828,939  17,517,090       0.3%
    Takkt AG                                                     182,922   3,778,466       0.1%
    Technotrans AG                                                34,509   1,744,629       0.0%
*   Tele Columbus AG                                             211,445   1,939,829       0.0%
    TLG Immobilien AG                                            448,089  12,890,967       0.2%
*   Tom Tailor Holding SE                                        206,505   2,224,034       0.0%
    Uniper SE                                                    312,671   9,667,527       0.2%
    VERBIO Vereinigte BioEnergie AG                              127,536     613,817       0.0%
*   Vossloh AG                                                    68,437   3,465,796       0.1%
#   VTG AG                                                        80,992   4,620,322       0.1%
    Wacker Chemie AG                                              69,639  12,514,298       0.2%
    Wacker Neuson SE                                             177,780   5,719,309       0.1%
    Washtec AG                                                    58,227   5,597,003       0.1%
    Wuestenrot & Wuerttembergische AG                            100,875   2,430,763       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
GERMANY -- (Continued)
    XING SE                                                         16,563 $  5,134,027       0.1%
    Zeal Network SE                                                 42,784    1,381,291       0.0%
                                                                           ------------      ----
TOTAL GERMANY                                                               969,015,475      15.7%
                                                                           ------------      ----
IRELAND -- (1.2%)
    C&C Group P.L.C.(B010DT8)                                      399,607    1,520,349       0.0%
    C&C Group P.L.C.(B011Y09)                                    1,085,694    4,081,540       0.1%
    Datalex P.L.C.                                                  91,110      289,558       0.0%
    FBD Holdings P.L.C.                                            125,459    1,795,070       0.0%
    Glanbia P.L.C.(0066950)                                        700,613   11,866,577       0.2%
    Glanbia P.L.C.(4058629)                                        214,971    3,630,921       0.1%
    IFG Group P.L.C.                                               302,015      587,809       0.0%
*   Independent News & Media P.L.C.                              1,939,277      210,426       0.0%
    Irish Continental Group P.L.C.(BLP5857)                        485,129    3,286,497       0.1%
    Irish Continental Group P.L.C.(BLP59W1)                        234,200    1,591,405       0.0%
    Kingspan Group P.L.C.                                          708,796   32,086,423       0.5%
*   Permanent TSB Group Holdings P.L.C.                             49,226      103,433       0.0%
    Smurfit Kappa Group P.L.C.                                     448,337   19,111,711       0.3%
                                                                           ------------      ----
TOTAL IRELAND                                                                80,161,719       1.3%
                                                                           ------------      ----
ISRAEL -- (2.1%)
    Adgar Investment and Development, Ltd.                           6,982       11,630       0.0%
#*  ADO Group, Ltd.                                                 86,646    1,579,767       0.0%
    Afcon Holdings, Ltd.                                               764       31,238       0.0%
*   Africa Israel Properties, Ltd.                                  87,019    2,005,910       0.1%
    Africa Israel Residences, Ltd.                                   2,237       43,814       0.0%
#*  Airport City, Ltd.                                             421,822    4,815,871       0.1%
    Albaad Massuot Yitzhak, Ltd.                                     2,660       35,033       0.0%
*   Allot Communications, Ltd.                                     164,855      833,977       0.0%
#   Alony Hetz Properties & Investments, Ltd.                      280,782    2,490,699       0.1%
#   Alrov Properties and Lodgings, Ltd.                             48,457    1,636,332       0.0%
    Amot Investments, Ltd.                                         640,380    3,155,912       0.1%
#   Arad, Ltd.                                                       9,057       82,756       0.0%
#*  Arko Holdings, Ltd.                                          1,243,736      739,392       0.0%
#   Ashtrom Group, Ltd.                                             35,138      144,212       0.0%
    Ashtrom Properties, Ltd.                                       180,433      756,745       0.0%
#*  AudioCodes, Ltd.                                               165,181    1,185,087       0.0%
    Avgol Industries 1953, Ltd.                                    435,107      441,560       0.0%
*   Azorim-Investment Development & Construction Co., Ltd.         434,861      424,587       0.0%
    Bayside Land Corp.                                               4,564    1,980,408       0.0%
#   Big Shopping Centers, Ltd.                                      27,978    1,796,209       0.0%
*   BioLine RX, Ltd.                                                83,966       68,003       0.0%
    Blue Square Real Estate, Ltd.                                   33,250    1,189,719       0.0%
*   Bonus Biogroup, Ltd.                                           316,725       50,180       0.0%
#*  Brack Capital Properties NV                                     16,139    1,791,408       0.0%
    Camtek, Ltd.                                                    29,589      202,057       0.0%
#   Carasso Motors, Ltd.                                           102,282      639,026       0.0%
*   Cellcom Israel, Ltd.                                           310,154    2,113,753       0.1%
    Ceragon Networks, Ltd.                                         266,244      700,222       0.0%
*   Clal Biotechnology Industries, Ltd.                            291,561      220,373       0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                      123,888    1,938,547       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
ISRAEL -- (Continued)
    Cohen Development & Industrial Buildings, Ltd.                   3,184 $   68,305       0.0%
*   Compugen, Ltd.                                                 188,351    663,663       0.0%
    Danel Adir Yeoshua, Ltd.                                        14,349    675,218       0.0%
#   Delek Automotive Systems, Ltd.                                 204,232  1,464,719       0.0%
    Delek Group, Ltd.                                                4,229    632,091       0.0%
#   Delta-Galil Industries, Ltd.                                    72,570  2,076,090       0.1%
    Direct Insurance Financial Investments, Ltd.                   111,017  1,352,088       0.0%
    Dor Alon Energy in Israel 1988, Ltd.                             2,756     34,937       0.0%
#   El Al Israel Airlines                                        1,852,806    531,565       0.0%
    Electra Consumer Products 1970, Ltd.                            51,141    735,751       0.0%
    Electra, Ltd.                                                   10,539  2,642,539       0.1%
*   Elron Electronic Industries, Ltd.                               92,425    384,616       0.0%
#*  Energix-Renewable Energies, Ltd.                               685,848    624,724       0.0%
*   Enlight Renewable Energy, Ltd.                               1,948,423    894,403       0.0%
*   Evogene, Ltd.                                                   79,189    240,091       0.0%
    First International Bank Of Israel, Ltd.                       233,290  4,809,136       0.1%
#   FMS Enterprises Migun, Ltd.                                     18,743    563,053       0.0%
#*  Foresight Autonomous Holdings, Ltd.                            172,589    106,347       0.0%
    Formula Systems 1985, Ltd.                                      55,198  1,898,094       0.0%
    Fox Wizel, Ltd.                                                 45,821    794,178       0.0%
*   Gilat Satellite Networks, Ltd.                                 200,464  1,692,865       0.0%
#   Hadera Paper, Ltd.                                              17,300  1,154,838       0.0%
#   Ham-Let Israel-Canada, Ltd.                                     28,889    617,063       0.0%
    Harel Insurance Investments & Financial Services, Ltd.         636,496  4,620,285       0.1%
    Hilan, Ltd.                                                     66,254  1,447,832       0.0%
    IDI Insurance Co., Ltd.                                         34,124  2,054,199       0.1%
#*  Industrial Buildings Corp., Ltd.                               674,414    863,461       0.0%
#   Inrom Construction Industries, Ltd.                            298,882  1,257,163       0.0%
*   Intec Pharma, Ltd.                                              38,173    196,809       0.0%
*   Israel Discount Bank, Ltd. Class A                           2,395,977  6,634,248       0.1%
    Israel Land Development Co., Ltd. (The)                         27,929    286,429       0.0%
    Isras Investment Co., Ltd.                                       4,293    488,535       0.0%
#   Issta Lines, Ltd.                                                7,952    166,877       0.0%
*   Jerusalem Oil Exploration                                       51,061  2,866,992       0.1%
*   Kamada, Ltd.                                                   160,188    755,638       0.0%
    Kenon Holdings, Ltd.                                            56,082    870,673       0.0%
    Kerur Holdings, Ltd.                                            26,533    732,880       0.0%
#   Klil Industries, Ltd.                                            5,219    470,543       0.0%
    Maabarot Products, Ltd.                                         22,937    244,955       0.0%
    Magic Software Enterprises, Ltd.                               107,519    879,885       0.0%
    Matrix IT, Ltd.                                                212,640  2,340,016       0.1%
#   Maytronics, Ltd.                                               204,288    974,627       0.0%
#*  Mazor Robotics, Ltd.                                           228,777  6,107,690       0.1%
    Mediterranean Towers, Ltd.                                     284,845    526,405       0.0%
#   Mega Or Holdings, Ltd.                                          60,314    722,745       0.0%
#   Meitav Dash Investments, Ltd.                                   87,037    270,995       0.0%
#   Melisron, Ltd.                                                  73,243  2,990,583       0.1%
    Menora Mivtachim Holdings, Ltd.                                153,843  1,722,861       0.0%
#   Migdal Insurance & Financial Holding, Ltd.                   2,192,100  2,146,900       0.1%
    Minrav Holdings, Ltd.                                              263     32,342       0.0%
#   Mivtach Shamir Holdings, Ltd.                                   23,078    457,891       0.0%
#   Naphtha Israel Petroleum Corp., Ltd.                           197,260  1,237,804       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
ISRAEL -- (Continued)
#   Nawi Brothers, Ltd.                                               74,094 $    367,037       0.0%
    Neto ME Holdings, Ltd.                                             8,982      792,843       0.0%
*   Nova Measuring Instruments, Ltd.                                 154,998    4,113,872       0.1%
*   NR Spuntech Industries, Ltd.                                      27,323       71,487       0.0%
    Oil Refineries, Ltd.                                           7,014,234    3,035,089       0.1%
*   Partner Communications Co., Ltd.                                 672,023    2,767,906       0.1%
    Paz Oil Co., Ltd.                                                 34,627    5,072,867       0.1%
*   Perion Network, Ltd.                                              16,455       11,702       0.0%
*   Phoenix Holdings, Ltd. (The)                                     364,522    1,860,272       0.0%
    Plasson Industries, Ltd.                                          19,499      906,278       0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.              39,611    1,809,951       0.0%
*   Redhill Biopharma, Ltd.                                          155,702       76,717       0.0%
    Scope Metals Group, Ltd.                                          37,589      988,446       0.0%
#   Shapir Engineering and Industry, Ltd.                            417,649    1,342,302       0.0%
    Shikun & Binui, Ltd.                                           1,180,819    2,001,243       0.0%
    Shufersal, Ltd.                                                  411,270    2,354,355       0.1%
*   SodaStream International, Ltd.                                     5,759      542,682       0.0%
*   Space Communication, Ltd.                                         17,611       66,254       0.0%
    Strauss Group, Ltd.                                              150,152    3,089,100       0.1%
    Summit Real Estate Holdings, Ltd.                                160,678    1,444,667       0.0%
#*  Suny Cellular Communication, Ltd.                                382,310      217,840       0.0%
#   Tadiran Holdings, Ltd.                                            12,911      366,530       0.0%
*   Tower Semiconductor, Ltd.                                        331,070    8,634,151       0.2%
#*  Union Bank of Israel                                             199,952    1,027,027       0.0%
                                                                             ------------       ---
TOTAL ISRAEL                                                                  145,089,682       2.4%
                                                                             ------------       ---
ITALY -- (10.5%)
#*  A.S. Roma SpA                                                    279,994      195,949       0.0%
    A2A SpA                                                       10,221,563   20,552,947       0.3%
    ACEA SpA                                                         328,226    5,758,311       0.1%
#*  Aeffe SpA                                                        227,820      812,886       0.0%
#   Aeroporto Guglielmo Marconi Di Bologna SpA                        27,600      538,535       0.0%
    Amplifon SpA                                                     558,705   10,437,040       0.2%
    Anima Holding SpA                                              1,756,233   12,600,875       0.2%
*   Ansaldo STS SpA                                                  521,080    7,795,713       0.1%
*   Arnoldo Mondadori Editore SpA                                    883,435    1,727,934       0.0%
    Ascopiave SpA                                                    450,902    1,849,646       0.0%
#   Astaldi SpA                                                      309,909      878,502       0.0%
    Autogrill SpA                                                    738,453    9,411,320       0.2%
    Autostrade Meridionali SpA                                         2,764      107,547       0.0%
#   Azimut Holding SpA                                               648,062   13,606,033       0.2%
    B&C Speakers SpA                                                  14,740      228,926       0.0%
#*  Banca Carige SpA                                             148,414,098    1,606,034       0.0%
    Banca Finnat Euramerica SpA                                      616,149      341,094       0.0%
    Banca Generali SpA                                               339,615   11,016,820       0.2%
    Banca IFIS SpA                                                   143,766    5,664,070       0.1%
    Banca Mediolanum SpA                                           1,541,757   12,356,405       0.2%
#*  Banca Monte dei Paschi di Siena SpA                               19,884       64,160       0.0%
    Banca Popolare di Sondrio SCPA                                 2,702,742   12,768,995       0.2%
#   Banca Profilo SpA                                              1,745,024      476,366       0.0%
#   Banca Sistema SpA                                                280,519      770,505       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
ITALY -- (Continued)
#*  Banco BPM SpA                                                 9,509,050 $34,492,565       0.6%
#   Banco di Desio e della Brianza SpA                              228,444     654,039       0.0%
    BasicNet SpA                                                    184,584     860,928       0.0%
#   BE                                                              494,275     553,010       0.0%
    Biesse SpA                                                       84,710   4,461,911       0.1%
#   BPER Banca                                                    3,362,946  19,412,550       0.3%
    Brembo SpA                                                      958,192  14,116,624       0.2%
    Brunello Cucinelli SpA                                          180,035   5,979,862       0.1%
#   Buzzi Unicem SpA                                                484,863  12,242,121       0.2%
#   Cairo Communication SpA                                         476,255   2,147,686       0.0%
*   Caltagirone Editore SpA                                           6,277      10,026       0.0%
#*  Carraro SpA                                                     162,374     610,247       0.0%
    Cembre SpA                                                       37,981   1,146,127       0.0%
    Cementir Holding SpA                                            334,012   2,792,699       0.1%
    Cerved Information Solutions SpA                              1,212,485  14,672,178       0.2%
    CIR-Compagnie Industriali Riunite SpA                         2,176,173   2,860,795       0.1%
    Credito Emiliano SpA                                            508,982   4,476,143       0.1%
#*  Credito Valtellinese SpA                                     45,885,728   7,141,224       0.1%
#*  d'Amico International Shipping SA                             1,350,290     329,295       0.0%
    Danieli & C Officine Meccaniche SpA                              78,883   2,169,517       0.0%
#   Datalogic SpA                                                   118,736   3,783,633       0.1%
    De' Longhi SpA                                                  287,319   8,589,336       0.2%
    DeA Capital SpA                                                 617,167   1,116,727       0.0%
    DiaSorin SpA                                                    137,764  12,980,911       0.2%
    Digital Bros SpA                                                 21,727     249,116       0.0%
    Ei Towers SpA                                                   100,202   5,799,692       0.1%
    El.En. SpA                                                       37,123   1,461,021       0.0%
*   Elica SpA                                                        72,212     198,885       0.0%
    Emak SpA                                                        283,893     457,602       0.0%
    Enav SpA                                                        880,066   4,797,036       0.1%
    ePrice SpA                                                       99,656     227,024       0.0%
    ERG SpA                                                         403,269   9,661,503       0.2%
#   Esprinet SpA                                                    178,939     943,026       0.0%
#*  Eurotech SpA                                                    125,772     244,337       0.0%
*   Exprivia SpA                                                    109,673     178,080       0.0%
    Falck Renewables SpA                                            890,272   2,155,326       0.0%
#   Fila SpA                                                         95,278   2,004,546       0.0%
*   Fincantieri SpA                                               3,372,028   5,298,296       0.1%
    FinecoBank Banca Fineco SpA                                   2,273,171  27,068,385       0.5%
    FNM SpA                                                         801,311     647,916       0.0%
#*  GEDI Gruppo Editoriale SpA                                      927,122     470,261       0.0%
#   Gefran SpA                                                       37,987     395,472       0.0%
#   Geox SpA                                                        496,677   1,670,554       0.0%
#   Gruppo MutuiOnline SpA                                          124,765   2,394,198       0.1%
    Hera SpA                                                      4,998,353  18,478,240       0.3%
    IMA Industria Macchine Automatiche SpA                           83,089   8,062,564       0.1%
*   IMMSI SpA                                                     1,248,352     907,500       0.0%
    Infrastrutture Wireless Italiane SpA                            972,624   7,828,454       0.1%
#*  Intek Group SpA                                               1,768,514     672,399       0.0%
    Interpump Group SpA                                             418,191  13,284,618       0.2%
    Iren SpA                                                      3,714,391  11,285,045       0.2%
    Italgas SpA                                                   3,115,681  20,161,907       0.3%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
ITALY -- (Continued)
    Italmobiliare SpA                                               40,178 $  1,090,456       0.0%
    IVS Group SA                                                    51,533      692,115       0.0%
#*  Juventus Football Club SpA                                   2,763,968    2,096,999       0.0%
    La Doria SpA                                                    68,280      995,671       0.0%
    Leonardo SpA                                                   343,551    3,969,593       0.1%
    Maire Tecnimont SpA                                            772,032    3,923,854       0.1%
    MARR SpA                                                       195,453    5,896,510       0.1%
    Massimo Zanetti Beverage Group SpA                              61,245      535,938       0.0%
#*  Mediaset SpA                                                 4,201,139   16,669,728       0.3%
    Moncler SpA                                                    473,723   21,351,584       0.4%
#*  Mondo TV SpA                                                    89,356      479,549       0.0%
    Nice SpA                                                       148,276      546,580       0.0%
*   Openjobmetis SpA agenzia per il lavoro                          47,155      685,074       0.0%
    OVS SpA                                                        977,759    4,152,887       0.1%
#   Panariagroup Industrie Ceramiche SpA                            73,107      320,854       0.0%
    Parmalat SpA                                                   697,227    2,542,302       0.1%
    Piaggio & C SpA                                              1,124,262    2,949,350       0.1%
    Prima Industrie SpA                                             29,434    1,456,227       0.0%
    Prysmian SpA                                                 1,022,877   30,069,544       0.5%
    RAI Way SpA                                                    398,319    2,254,163       0.0%
#   Reno de Medici SpA                                             913,765      836,481       0.0%
    Reply SpA                                                      109,860    6,943,320       0.1%
#*  Retelit SpA                                                    871,525    2,050,388       0.0%
#*  Rizzoli Corriere Della Sera Mediagroup SpA                     644,744      908,150       0.0%
    Sabaf SpA                                                       44,595    1,029,344       0.0%
    SAES Getters SpA                                                43,539    1,175,903       0.0%
#*  Safilo Group SpA                                               176,776      886,257       0.0%
#*  Saipem SpA                                                   4,006,166   15,300,482       0.3%
#   Salini Impregilo SpA                                         1,282,257    3,668,759       0.1%
#   Salvatore Ferragamo SpA                                        263,675    7,791,127       0.1%
    Saras SpA                                                    2,990,342    7,136,695       0.1%
    Servizi Italia SpA                                              57,477      374,448       0.0%
    Sesa SpA                                                        39,011    1,237,001       0.0%
#*  Snaitech SpA                                                   538,898    1,421,844       0.0%
    Societa Cattolica di Assicurazioni SC                        1,092,502   11,631,758       0.2%
    Societa Iniziative Autostradali e Servizi SpA                  481,719   10,204,264       0.2%
*   Sogefi SpA                                                     323,297    1,265,773       0.0%
#   SOL SpA                                                        165,521    2,268,708       0.0%
#   Tamburi Investment Partners SpA                                469,632    3,474,366       0.1%
#   Technogym SpA                                                  557,600    6,764,392       0.1%
    Tecnoinvestimenti SpA                                           26,124      197,923       0.0%
#*  Tiscali SpA                                                  9,160,788      335,284       0.0%
#   Tod's SpA                                                       68,456    5,285,881       0.1%
#*  Trevi Finanziaria Industriale SpA                              509,518      259,025       0.0%
#   Unione di Banche Italiane SpA                                6,849,336   35,278,999       0.6%
    Unipol Gruppo SpA                                            2,793,385   14,961,742       0.3%
#   UnipolSai Assicurazioni SpA                                  5,849,621   15,720,615       0.3%
    Vittoria Assicurazioni SpA                                     144,869    2,056,581       0.0%
*   Yoox Net-A-Porter Group SpA                                    342,380   15,665,437       0.3%
    Zignago Vetro SpA                                              156,379    1,570,877       0.0%
                                                                           ------------      ----
TOTAL ITALY                                                                 716,550,572      11.6%
                                                                           ------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
NETHERLANDS -- (5.7%)
    Aalberts Industries NV                                         666,015 $ 32,792,511       0.5%
#   Accell Group                                                   150,045    3,507,872       0.1%
#   AFC Ajax NV                                                     18,134      238,850       0.0%
#   AMG Advanced Metallurgical Group NV                            179,772    8,400,027       0.1%
#   Amsterdam Commodities NV                                       107,098    2,859,127       0.1%
    APERAM SA                                                      390,560   19,029,811       0.3%
#   Arcadis NV                                                     486,979    9,576,562       0.2%
#   ASM International NV                                           339,707   20,395,835       0.3%
    ASR Nederland NV                                               137,552    6,487,470       0.1%
#*  Basic-Fit NV                                                    51,675    1,552,745       0.0%
#   BE Semiconductor Industries NV                                 252,954   17,482,454       0.3%
#   Beter Bed Holding NV                                           131,483    1,320,857       0.0%
#   BinckBank NV                                                   440,223    2,561,806       0.0%
#   Boskalis Westminster                                           627,709   18,595,414       0.3%
    Brunel International NV                                        147,514    2,647,955       0.1%
    Corbion NV                                                     398,317   12,752,300       0.2%
#   Flow Traders                                                   143,328    5,556,540       0.1%
    ForFarmers NV                                                   89,486    1,255,372       0.0%
#*  Fugro NV                                                       562,724    8,899,026       0.2%
    Gemalto NV(B9MS8P5)                                            306,999   18,488,260       0.3%
    Gemalto NV(B011JK4)                                            231,595   13,950,141       0.2%
#   GrandVision NV                                                 195,308    4,801,787       0.1%
#*  Heijmans NV                                                    161,687    1,920,330       0.0%
    Hunter Douglas NV                                               23,046    1,757,905       0.0%
    IMCD NV                                                        234,524   14,431,006       0.2%
    Intertrust NV                                                  258,397    5,147,606       0.1%
    KAS Bank NV                                                     91,818    1,106,524       0.0%
    Kendrion NV                                                     94,151    3,799,964       0.1%
#   Koninklijke BAM Groep NV                                     2,042,063    9,726,164       0.2%
#   Koninklijke Vopak NV                                           448,556   22,120,611       0.4%
*   Lucas Bols NV                                                   17,507      372,296       0.0%
    Nederland Apparatenfabriek                                      32,862    1,998,689       0.0%
#*  OCI NV                                                         521,247   12,369,974       0.2%
    Ordina NV                                                      859,201    1,940,849       0.0%
#   Philips Lighting NV                                            673,333   20,477,299       0.3%
    PostNL NV                                                    2,879,558   11,178,321       0.2%
    SBM Offshore NV                                              1,217,053   20,421,199       0.3%
#   SIF Holding NV                                                  24,515      553,268       0.0%
    Sligro Food Group NV                                           164,297    8,510,187       0.1%
*   Takeaway.com NV                                                 30,704    1,784,889       0.0%
#   TKH Group NV                                                   258,617   16,348,132       0.3%
*   TomTom NV                                                      971,261    9,583,906       0.2%
    Van Lanschot Kempen NV                                          65,207    2,014,257       0.0%
#   Wessanen                                                       484,021    9,765,508       0.2%
                                                                           ------------       ---
TOTAL NETHERLANDS                                                           390,481,606       6.3%
                                                                           ------------       ---
NORWAY -- (2.2%)
    ABG Sundal Collier Holding ASA                               1,986,744    1,565,235       0.0%
#   AF Gruppen ASA                                                  32,100      519,670       0.0%
*   Akastor ASA                                                  1,070,994    2,125,832       0.0%
*   Aker Solutions ASA                                             837,596    5,670,105       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
NORWAY -- (Continued)
    American Shipping Co. ASA                                       261,391 $  893,899       0.0%
*   Archer, Ltd.                                                    584,367    680,386       0.0%
    Arendals Fossekompani A.S.                                           90     44,306       0.0%
    Atea ASA                                                        408,010  6,056,183       0.1%
    Austevoll Seafood ASA                                           452,355  5,444,209       0.1%
#*  Avance Gas Holding, Ltd.                                        358,569    903,067       0.0%
#*  Axactor AB                                                    7,012,165  2,462,536       0.1%
    B2Holding ASA                                                   172,141    431,857       0.0%
    Bakkafrost P/F                                                  121,155  6,951,533       0.1%
    Bonheur ASA                                                     140,320  1,673,289       0.0%
    Borregaard ASA                                                  524,093  5,556,236       0.1%
#*  BW LPG, Ltd.                                                    498,904  1,731,158       0.0%
*   BW Offshore, Ltd.                                               845,823  4,607,469       0.1%
*   DNO ASA                                                       3,859,961  7,147,813       0.1%
#*  DOF ASA                                                       2,897,853    319,304       0.0%
    Ekornes ASA                                                     129,482  1,800,905       0.0%
    Entra ASA                                                        59,049    809,823       0.0%
    Europris ASA                                                    472,161  1,643,370       0.0%
*   FLEX LNG, Ltd.                                                  267,787    342,973       0.0%
#*  Fred Olsen Energy ASA                                           247,595    374,544       0.0%
#   Frontline, Ltd.                                                 383,371  1,651,246       0.0%
    Funcom NV(B0TLFN1)                                              204,222    555,976       0.0%
#*  Funcom NV(BFYVCD0)                                                8,835     23,929       0.0%
    Grieg Seafood ASA                                               283,304  3,036,567       0.1%
#   Hexagon Composites ASA                                          433,619  1,132,296       0.0%
#   Hoegh LNG Holdings, Ltd.                                        277,724  1,613,505       0.0%
*   Kongsberg Automotive ASA                                      2,171,519  2,538,778       0.1%
    Kongsberg Gruppen ASA                                            65,774  1,610,271       0.0%
*   Kvaerner ASA                                                  1,605,790  3,379,145       0.1%
#*  NEL ASA                                                       3,765,869  1,296,817       0.0%
#*  Next Biometrics Group A.S.                                       24,877    114,485       0.0%
#*  Nordic Nanovector ASA                                           197,914  1,225,665       0.0%
#*  Nordic Semiconductor ASA                                        703,953  4,428,765       0.1%
    Norway Royal Salmon ASA                                          69,992  1,654,502       0.0%
#*  Norwegian Air Shuttle ASA                                       152,601  5,791,443       0.1%
    Norwegian Property ASA                                          766,079    961,383       0.0%
#   Ocean Yield ASA                                                 274,841  2,363,604       0.1%
*   Odfjell Drilling, Ltd.                                          327,900  1,456,637       0.0%
    Odfjell SE Class A                                              134,257    512,831       0.0%
    Olav Thon Eiendomsselskap ASA                                    88,914  1,613,026       0.0%
*   Otello Corp. ASA                                                592,306  1,511,511       0.0%
#*  Petroleum Geo-Services ASA                                    1,859,599  8,004,003       0.1%
#*  PhotoCure ASA                                                    87,031    304,907       0.0%
#*  Prosafe SE                                                      163,111    263,305       0.0%
    Protector Forsikring ASA                                        366,464  3,428,167       0.1%
*   Q-Free ASA                                                      179,836    180,202       0.0%
#*  REC Silicon ASA                                              13,725,666  2,326,728       0.1%
    Sbanken ASA                                                     288,595  2,605,381       0.1%
#   Scatec Solar ASA                                                368,087  2,283,621       0.1%
    Selvaag Bolig ASA                                               256,708  1,303,826       0.0%
#*  Sevan Marine ASA                                                124,800    229,378       0.0%
    Solon Eiendom ASA                                                15,831     54,721       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
NORWAY -- (Continued)
#*  Solstad Farstad ASA                                             287,823 $    222,095       0.0%
    SpareBank 1 SR-Bank ASA                                         100,705      995,965       0.0%
    Stolt-Nielsen, Ltd.                                             150,060    2,120,661       0.0%
    TGS NOPEC Geophysical Co. ASA                                    95,221    3,002,691       0.1%
    Tomra Systems ASA                                               537,200    9,965,624       0.2%
#   Treasure ASA                                                    306,583      658,502       0.0%
#   Veidekke ASA                                                    441,721    5,365,096       0.1%
*   Wallenius Wilhelmsen Logistics                                  101,766      703,077       0.0%
    Wilh Wilhelmsen Holding ASA Class A                              68,304    1,974,089       0.0%
#   XXL ASA                                                         462,058    4,013,950       0.1%
                                                                            ------------       ---
TOTAL NORWAY                                                                 148,234,073       2.4%
                                                                            ------------       ---
PORTUGAL -- (1.1%)
    Altri SGPS SA                                                   574,741    4,155,277       0.1%
*   Banco Comercial Portugues SA Class R                         67,440,721   22,576,043       0.3%
#   CTT-Correios de Portugal SA                                     894,043    3,296,878       0.1%
    EDP Renovaveis SA                                                58,571      562,456       0.0%
    Ibersol SGPS SA                                                  30,601      418,151       0.0%
    Mota-Engil SGPS SA                                              850,092    3,683,040       0.1%
    Navigator Co. SA (The)                                        1,987,069   11,594,077       0.2%
    NOS SGPS SA                                                   1,531,178    9,101,542       0.1%
    Novabase SGPS SA                                                 65,729      219,067       0.0%
    REN - Redes Energeticas Nacionais SGPS SA                     1,964,904    6,197,450       0.1%
    Semapa-Sociedade de Investimento e Gestao                       151,206    3,381,134       0.1%
    Sonae Capital SGPS SA                                           789,547      964,840       0.0%
    Sonae SGPS SA                                                 5,843,514    7,946,339       0.1%
    Teixeira Duarte SA                                              797,539      266,646       0.0%
                                                                            ------------       ---
TOTAL PORTUGAL                                                                74,362,940       1.2%
                                                                            ------------       ---
SPAIN -- (5.7%)
#   Acciona SA                                                      206,462   17,269,782       0.3%
    Acerinox SA                                                   1,133,252   15,914,851       0.2%
*   Adveo Group International SA                                    104,096      268,068       0.0%
    Alantra Partners SA                                              34,644      661,897       0.0%
#   Almirall SA                                                     391,066    4,861,012       0.1%
#*  Amper SA                                                      5,811,798    1,655,988       0.0%
    Applus Services SA                                              858,754   11,604,053       0.2%
#   Atresmedia Corp. de Medios de Comunicacion SA                   564,727    5,289,254       0.1%
    Azkoyen SA                                                       67,253      656,752       0.0%
*   Baron de Ley                                                     13,441    1,821,476       0.0%
#   Bolsas y Mercados Espanoles SHMSF SA                            461,801   16,185,425       0.2%
    Cellnex Telecom SA                                              909,420   24,389,943       0.4%
    Cia de Distribucion Integral Logista Holdings SA                261,258    5,875,528       0.1%
    Cie Automotive SA                                               344,752   12,887,472       0.2%
    Construcciones y Auxiliar de Ferrocarriles SA                   102,340    4,907,852       0.1%
#*  Deoleo SA                                                     1,865,424      400,293       0.0%
    Distribuidora Internacional de Alimentacion SA                3,849,981   17,841,577       0.3%
#*  Duro Felguera SA                                                489,623      156,274       0.0%
    Ebro Foods SA                                                   439,054   10,587,732       0.2%
*   eDreams ODIGEO SA                                               398,808    1,823,107       0.0%
    Elecnor SA                                                      199,318    3,125,695       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SPAIN -- (Continued)
    Enagas SA                                                    1,074,890 $ 31,242,704       0.5%
    Ence Energia y Celulosa SA                                   1,118,132    8,626,296       0.1%
    Ercros SA                                                      815,730    4,164,105       0.1%
    Euskaltel SA                                                   470,855    4,365,863       0.1%
    Faes Farma SA                                                1,846,280    7,496,080       0.1%
#   Fluidra SA                                                     305,244    4,417,414       0.1%
*   Fomento de Construcciones y Contratas SA                       257,241    3,315,104       0.1%
*   Global Dominion Access SA                                      221,011    1,286,949       0.0%
    Grupo Catalana Occidente SA                                    237,865   10,473,591       0.1%
#*  Grupo Empresarial San Jose SA                                  122,109      563,993       0.0%
*   Grupo Ezentis SA                                             1,296,563    1,141,933       0.0%
    Iberpapel Gestion SA                                            44,111    1,765,958       0.0%
*   Indra Sistemas SA                                              817,501   11,297,004       0.2%
    Inmobiliaria del Sur SA                                          2,902       41,845       0.0%
#   Laboratorios Farmaceuticos Rovi SA                              69,605    1,411,400       0.0%
*   Liberbank SA                                                 8,204,181    4,692,693       0.1%
#   Mediaset Espana Comunicacion SA                              1,104,946   10,574,510       0.2%
    Melia Hotels International SA                                  708,458   10,533,573       0.2%
    Miquel y Costas & Miquel SA                                     86,840    3,498,272       0.1%
    NH Hotel Group SA                                            1,501,179   11,574,617       0.2%
#*  Obrascon Huarte Lain SA                                        926,681    4,320,815       0.1%
    Papeles y Cartones de Europa SA                                320,535    6,202,356       0.1%
    Parques Reunidos Servicios Centrales SAU                        37,609      619,449       0.0%
#*  Pharma Mar SA                                                1,078,930    2,105,625       0.0%
    Prim SA                                                         39,424      570,752       0.0%
#*  Promotora de Informaciones SA Class A                        1,879,166    4,401,966       0.1%
    Prosegur Cia de Seguridad SA                                 1,713,380   12,951,769       0.2%
#*  Quabit Inmobiliaria SA                                         501,164    1,167,202       0.0%
*   Realia Business SA                                           1,341,390    1,778,260       0.0%
#   Sacyr SA                                                     2,898,931    8,316,338       0.1%
    Saeta Yield SA                                                 243,660    3,623,031       0.1%
#*  Solaria Energia y Medio Ambiente SA                            340,345    1,409,710       0.0%
#   Talgo SA                                                       527,275    3,221,514       0.1%
#   Tecnicas Reunidas SA                                           212,450    6,847,777       0.1%
*   Telepizza Group SA                                              90,534      605,953       0.0%
#*  Tubacex SA                                                     752,478    3,210,877       0.1%
#*  Tubos Reunidos SA                                              785,848      382,579       0.0%
    Vidrala SA                                                      93,790    9,836,265       0.1%
    Viscofan SA                                                    261,752   17,346,497       0.3%
*   Vocento SA                                                     341,900      567,895       0.0%
    Zardoya Otis SA                                              1,080,214   11,025,315       0.2%
                                                                           ------------       ---
TOTAL SPAIN                                                                 391,179,880       6.3%
                                                                           ------------       ---
SWEDEN -- (6.6%)
    AAK AB                                                         120,395   10,624,761       0.2%
*   AcadeMedia AB                                                  116,321      773,230       0.0%
#   Acando AB                                                      901,661    3,037,391       0.1%
    AddLife AB                                                      59,317    1,241,077       0.0%
#   AddNode Group AB                                                41,065      387,448       0.0%
    AddTech AB Class B                                             301,868    6,268,615       0.1%
#   AF AB Class B                                                  573,975   11,941,822       0.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SWEDEN -- (Continued)
#   Alimak Group AB                                                152,737 $ 2,258,733       0.0%
#*  Anoto Group AB                                                 313,692     140,963       0.0%
*   Arise AB                                                        36,861      51,822       0.0%
    Atrium Ljungberg AB Class B                                    152,438   2,410,832       0.1%
    Attendo AB                                                     367,568   3,732,808       0.1%
#   Avanza Bank Holding AB                                         133,985   6,298,348       0.1%
*   BE Group AB                                                     22,326     133,671       0.0%
    Beijer Alma AB                                                 127,695   3,666,491       0.1%
#*  Beijer Electronics Group AB                                     80,992     310,453       0.0%
    Beijer Ref AB                                                  246,015   3,780,670       0.1%
    Bergman & Beving AB                                            144,190   1,498,469       0.0%
#   Besqab AB                                                       20,994     266,548       0.0%
#   Betsson AB                                                     687,069   4,894,378       0.1%
    Bilia AB Class A                                               628,332   5,180,365       0.1%
    BillerudKorsnas AB                                             120,069   1,764,246       0.0%
#   BioGaia AB Class B                                              97,406   4,677,174       0.1%
#*  BioInvent International AB                                     300,911      64,808       0.0%
    Biotage AB                                                     269,681   2,757,852       0.1%
    Bjorn Borg AB                                                   99,769     290,251       0.0%
#   Bonava AB                                                       12,135     145,382       0.0%
#   Bonava AB Class B                                              407,814   4,950,515       0.1%
#   Bravida Holding AB                                             383,312   2,745,175       0.1%
#   Bufab AB                                                       197,821   2,668,548       0.1%
#   Bulten AB                                                      107,130   1,356,086       0.0%
    Bure Equity AB                                                 361,889   3,880,102       0.1%
#   Byggmax Group AB                                               372,728   1,978,520       0.0%
    Capio AB                                                       304,128   1,373,591       0.0%
#   Catena AB                                                      112,950   2,225,532       0.0%
#   Cavotec SA                                                      53,001     148,627       0.0%
    Clas Ohlson AB Class B                                         213,059   2,330,510       0.0%
    Cloetta AB Class B                                           1,509,438   5,402,108       0.1%
#*  CLX Communications AB                                           25,407     190,811       0.0%
*   Collector AB                                                   115,119     833,389       0.0%
    Com Hem Holding AB                                             807,301  13,982,003       0.2%
    Concentric AB                                                  370,121   6,042,940       0.1%
*   Concordia Maritime AB Class B                                  100,760     118,264       0.0%
    Coor Service Management Holding AB                             144,766   1,002,638       0.0%
    Corem Property Group AB Class B                                152,477     163,210       0.0%
*   D Carnegie & Co. AB                                             22,947     356,951       0.0%
#   Dedicare AB Class B                                             20,550     144,145       0.0%
#   Dios Fastigheter AB                                            684,301   4,341,405       0.1%
    Dometic Group AB                                               250,551   2,398,030       0.0%
#*  Doro AB                                                        155,569     777,953       0.0%
    Duni AB                                                        215,861   2,930,547       0.1%
    Dustin Group AB                                                213,309   1,784,788       0.0%
    Eastnine AB                                                    109,780   1,187,767       0.0%
#   Elanders AB Class B                                             48,081     402,982       0.0%
#*  Eltel AB                                                       192,132     554,707       0.0%
    Enea AB                                                         72,046     680,505       0.0%
#   eWork Group AB                                                  28,929     291,205       0.0%
    Fabege AB                                                    1,221,050  14,059,074       0.2%
#   Fagerhult AB                                                   207,289   2,115,177       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SWEDEN -- (Continued)
    Fenix Outdoor International AG                                  14,381 $ 1,735,583       0.0%
*   Fingerprint Cards AB Class B                                   634,700     548,394       0.0%
    Granges AB                                                     530,047   7,414,643       0.1%
    Gunnebo AB                                                     208,485     719,556       0.0%
*   Haldex AB                                                      218,762   2,349,549       0.0%
    Heba Fastighets AB Class B                                      45,417     573,969       0.0%
    Hemfosa Fastigheter AB                                         903,916  11,196,928       0.2%
#   Hexpol AB                                                        7,179      74,289       0.0%
    HIQ International AB                                           254,760   2,061,757       0.0%
#   HMS Networks AB                                                 60,696   1,013,828       0.0%
#   Hoist Finance AB                                               302,024   2,669,388       0.1%
    Holmen AB                                                      392,178   9,670,021       0.2%
#   Indutrade AB                                                   442,678  10,440,068       0.2%
    Inwido AB                                                      344,615   2,999,832       0.1%
#   ITAB Shop Concept AB Class B                                   121,363     546,283       0.0%
    JM AB                                                          381,548   7,548,677       0.1%
    KappAhl AB                                                     458,925   1,330,193       0.0%
#   Karo Pharma AB                                                 561,244   2,070,844       0.0%
#   Kindred Group P.L.C.                                         1,251,492  16,139,953       0.3%
#   Klovern AB Class B                                           3,466,834   4,326,020       0.1%
    KNOW IT AB                                                     108,281   2,204,895       0.0%
#   Kungsleden AB                                                1,116,586   7,918,515       0.1%
    Lagercrantz Group AB Class B                                   360,259   3,383,101       0.1%
#   Lifco AB Class B                                                53,458   1,941,296       0.0%
    Lindab International AB                                        485,412   3,746,522       0.1%
    Loomis AB Class B                                              387,412  14,108,316       0.2%
#*  Medivir AB Class B                                             169,635     771,322       0.0%
#   Mekonomen AB                                                   150,926   2,306,919       0.0%
    Modern Times Group MTG AB Class B                              314,159  12,347,331       0.2%
*   Momentum Group AB Class B                                      172,644   1,939,534       0.0%
#   MQ Holding AB                                                  212,980     368,613       0.0%
#   Mycronic AB                                                    464,036   5,327,865       0.1%
    NCC AB Class B                                                 500,321   9,215,845       0.2%
    Nederman Holding AB                                              7,097     217,968       0.0%
#*  Net Insight AB Class B                                         945,946     453,987       0.0%
#   NetEnt AB                                                      939,633   5,359,863       0.1%
    New Wave Group AB Class B                                      336,043   1,995,054       0.0%
    Nobia AB                                                       740,155   5,822,600       0.1%
    Nobina AB                                                      534,930   3,510,516       0.1%
    Nolato AB Class B                                              171,585  12,884,318       0.2%
#   Nordic Waterproofing Holding A.S.                               27,369     229,337       0.0%
    NP3 Fastigheter AB                                             116,476     822,410       0.0%
#   OEM International AB Class B                                    46,319     976,680       0.0%
#   Opus Group AB                                                1,383,885   1,114,791       0.0%
    Oriflame Holding AG                                            237,287  11,244,356       0.2%
    Pandox AB                                                      142,822   2,403,791       0.0%
#   Peab AB                                                        920,779   8,151,987       0.1%
#   Platzer Fastigheter Holding AB Class B                          92,891     622,110       0.0%
#   Pricer AB Class B                                              832,220     798,549       0.0%
    Proact IT Group AB                                              50,363     946,096       0.0%
*   Qliro Group AB                                                 795,678     962,895       0.0%
#   Ratos AB Class B                                             1,481,561   5,845,824       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SWEDEN -- (Continued)
#*  RaySearch Laboratories AB                                      129,144 $  1,924,894       0.0%
#   Recipharm AB Class B                                           199,589    2,703,231       0.1%
#   Resurs Holding AB                                              266,196    1,715,008       0.0%
*   Rezidor Hotel Group AB                                         148,193      425,416       0.0%
#   Rottneros AB                                                   506,830      566,954       0.0%
    Sagax AB Class B                                               146,593    1,715,350       0.0%
*   SAS AB                                                         937,161    2,338,791       0.0%
#   Scandi Standard AB                                             286,069    1,961,447       0.0%
    Scandic Hotels Group AB                                        357,195    3,515,859       0.1%
    Sectra AB Class B                                               75,781    1,672,842       0.0%
#   Semcon AB                                                      108,401      690,681       0.0%
#*  Sensys Gatso Group AB                                        2,263,603      346,729       0.0%
    SkiStar AB                                                     146,905    3,029,115       0.1%
#   Sweco AB Class B                                               325,168    6,622,726       0.1%
    Swedol AB Class B                                              206,900      751,118       0.0%
#   Systemair AB                                                    82,924    1,096,295       0.0%
    Thule Group AB                                                 441,894   10,212,872       0.2%
#*  Tobii AB                                                       166,601      687,330       0.0%
#   Troax Group AB                                                  30,192      931,380       0.0%
    VBG Group AB Class B                                            22,373      334,672       0.0%
#   Victoria Park AB Class B                                       681,163    2,796,823       0.1%
#   Vitrolife AB                                                    71,728    5,250,853       0.1%
#   Wallenstam AB Class B                                          977,095    8,753,604       0.2%
#   Wihlborgs Fastigheter AB                                       427,404    9,904,923       0.2%
                                                                           ------------       ---
TOTAL SWEDEN                                                                447,338,307       7.2%
                                                                           ------------       ---
SWITZERLAND -- (10.1%)
    Allreal Holding AG                                              80,200   13,185,648       0.2%
*   Alpiq Holding AG                                                 8,767      664,897       0.0%
    ALSO Holding AG                                                 32,252    3,973,806       0.1%
#   ams AG                                                         316,689   26,119,536       0.4%
    APG SGA SA                                                       7,790    3,197,598       0.1%
#*  Arbonia AG                                                     250,441    4,455,028       0.1%
#*  Aryzta AG                                                      543,826   11,461,617       0.2%
    Ascom Holding AG                                               208,330    4,168,256       0.1%
#   Autoneum Holding AG                                             18,869    4,940,860       0.1%
#   Bachem Holding AG Class B                                       23,995    3,076,986       0.1%
#   Bank Cler AG                                                    30,941    1,310,595       0.0%
    Banque Cantonale de Geneve                                       8,576    1,609,273       0.0%
    Banque Cantonale du Jura SA                                      4,442      246,098       0.0%
    Banque Cantonale Vaudoise                                       11,753    9,366,603       0.2%
    Belimo Holding AG                                                2,345    9,682,797       0.2%
    Bell Food Group AG                                               5,541    2,176,642       0.0%
    Bellevue Group AG                                               53,293    1,254,028       0.0%
#   Berner Kantonalbank AG                                          25,042    4,685,268       0.1%
    BFW Liegenschaften AG                                            2,860      125,669       0.0%
    BKW AG                                                          79,223    5,163,470       0.1%
    Bobst Group SA                                                  51,799    5,526,347       0.1%
    Bossard Holding AG Class A                                      34,764    7,124,095       0.1%
    Bucher Industries AG                                            46,025   16,867,425       0.3%
#   Burckhardt Compression Holding AG                               17,827    5,784,744       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SWITZERLAND -- (Continued)
#   Burkhalter Holding AG                                           20,988 $ 1,972,996       0.0%
    Calida Holding AG                                               26,738     973,495       0.0%
    Carlo Gavazzi Holding AG                                         2,093     713,013       0.0%
    Cembra Money Bank AG                                           170,100  14,418,227       0.2%
    Cham Group AG                                                    2,138     949,682       0.0%
    Cicor Technologies, Ltd.                                        12,637     751,767       0.0%
    Cie Financiere Tradition SA                                     10,069   1,070,738       0.0%
    Coltene Holding AG                                              20,595   1,917,133       0.0%
    Conzzeta AG                                                      8,316  10,601,189       0.2%
    Daetwyler Holding AG                                            39,273   7,491,040       0.1%
    DKSH Holding AG                                                160,246  12,851,801       0.2%
    dormakaba Holding AG                                            16,814  13,005,818       0.2%
*   Dottikon Es Holding AG                                             143     104,246       0.0%
    EFG International AG                                           538,864   4,377,223       0.1%
    Emmi AG                                                         12,679  10,227,725       0.2%
    Energiedienst Holding AG                                        71,956   1,867,958       0.0%
#*  Evolva Holding SA                                            2,861,683     756,662       0.0%
    Feintool International Holding AG                               13,066   1,490,078       0.0%
    Flughafen Zurich AG                                             52,318  10,925,585       0.2%
    Forbo Holding AG                                                 6,853   9,586,024       0.2%
    GAM Holding AG                                               1,118,131  17,847,850       0.3%
    Georg Fischer AG                                                25,509  31,709,139       0.5%
    Gurit Holding AG                                                 2,373   2,014,873       0.0%
    Helvetia Holding AG                                             43,900  26,077,101       0.4%
    Hiag Immobilien Holding AG                                      10,203   1,277,212       0.0%
#   HOCHDORF Holding AG                                              6,549   1,838,717       0.0%
#   Huber & Suhner AG                                               72,236   4,125,906       0.1%
    Hypothekarbank Lenzburg AG                                           3      13,561       0.0%
*   Idorsia, Ltd.                                                   31,628     725,376       0.0%
    Implenia AG                                                     92,838   7,086,883       0.1%
    Inficon Holding AG                                               9,382   5,617,362       0.1%
    Interroll Holding AG                                             3,569   5,912,756       0.1%
    Intershop Holding AG                                             8,917   4,450,861       0.1%
#   Investis Holding SA                                                839      52,782       0.0%
    Jungfraubahn Holding AG                                          7,104   1,175,486       0.0%
    Kardex AG                                                       36,252   5,093,446       0.1%
    Komax Holding AG                                                21,318   5,859,784       0.1%
#   Kudelski SA                                                    197,997   1,821,598       0.0%
#*  Lastminute.com NV                                               22,395     344,474       0.0%
    LEM Holding SA                                                   3,773   5,957,972       0.1%
    Liechtensteinische Landesbank AG                                40,594   2,593,619       0.0%
    Logitech International SA                                      542,117  20,027,511       0.3%
    Luzerner Kantonalbank AG                                        17,332   9,344,733       0.2%
*   MCH Group AG                                                     5,265     269,734       0.0%
#   Meier Tobler Group AG                                           22,913     754,678       0.0%
    Metall Zug AG Class B                                              903   3,029,071       0.1%
#   Mobilezone Holding AG                                          177,820   2,103,659       0.0%
*   Mobimo Holding AG                                               37,462   9,675,946       0.2%
    OC Oerlikon Corp. AG                                         1,191,830  19,241,191       0.3%
#*  Orascom Development Holding AG                                  81,862   1,261,363       0.0%
#   Orell Fuessli Holding AG                                         5,028     585,187       0.0%
    Orior AG                                                        34,326   2,839,715       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
SWITZERLAND -- (Continued)
#   Panalpina Welttransport Holding AG                              61,671 $    7,805,661       0.1%
    Phoenix Mecano AG                                                3,713      2,505,636       0.0%
    Plazza AG Class A                                                6,404      1,467,038       0.0%
    PSP Swiss Property AG                                          253,922     23,725,683       0.4%
    Rieter Holding AG                                               18,515      3,575,309       0.1%
    Romande Energie Holding SA                                       2,625      3,065,750       0.1%
    Schaffner Holding AG                                             3,145        939,078       0.0%
*   Schmolz + Bickenbach AG                                      3,110,491      2,503,867       0.0%
    Schweiter Technologies AG                                        5,758      6,547,481       0.1%
    SFS Group AG                                                    87,134      9,797,019       0.2%
    Siegfried Holding AG                                            22,150      7,696,696       0.1%
    St Galler Kantonalbank AG                                       12,502      6,704,783       0.1%
#   Sulzer AG                                                      106,641     12,268,902       0.2%
    Sunrise Communications Group AG                                207,771     16,286,206       0.3%
    Swiss Prime Site AG                                             75,424      7,066,771       0.1%
    Swissquote Group Holding SA                                     52,871      2,984,952       0.1%
    Tamedia AG                                                      14,841      2,275,110       0.0%
    Tecan Group AG                                                  55,658     12,237,846       0.2%
    Temenos Group AG                                               177,013     22,273,170       0.4%
    Thurgauer Kantonalbank                                           3,152        329,101       0.0%
*   Tornos Holding AG                                               17,058        260,653       0.0%
#   u-blox Holding AG                                               32,779      5,989,422       0.1%
    Valiant Holding AG                                             103,420     12,418,399       0.2%
    Valora Holding AG                                               20,014      6,694,412       0.1%
    VAT Group AG                                                   139,293     20,543,121       0.3%
    Vaudoise Assurances Holding SA                                   5,894      3,210,114       0.1%
    Vetropack Holding AG                                             1,209      2,485,598       0.0%
#*  Von Roll Holding AG                                            330,046        432,024       0.0%
    Vontobel Holding AG                                            158,155     10,429,921       0.2%
    VP Bank AG                                                      16,323      2,668,646       0.0%
#   VZ Holding AG                                                   13,689      3,846,044       0.1%
    Walliser Kantonalbank                                           18,155      2,152,200       0.0%
#   Ypsomed Holding AG                                              19,935      3,024,559       0.1%
    Zehnder Group AG                                                65,843      2,760,368       0.0%
#   Zug Estates Holding AG Class B                                   1,044      1,790,041       0.0%
    Zuger Kantonalbank AG                                              676      4,223,406       0.1%
                                                                           --------------      ----
TOTAL SWITZERLAND                                                             687,934,219      11.1%
                                                                           --------------      ----
UNITED KINGDOM -- (0.1%)
*   Rhi Magnesita NV                                               100,276      5,991,571       0.1%
                                                                           --------------      ----
TOTAL COMMON STOCKS                                                         6,054,731,268      98.0%
                                                                           --------------      ----
PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
    Biotest AG                                                      89,937      2,865,029       0.1%
    Draegerwerk AG & Co. KGaA                                       40,848      3,005,206       0.1%
    Fuchs Petrolub SE                                              151,076      8,112,025       0.1%
    Jungheinrich AG                                                258,252     10,891,011       0.2%
    Sartorius AG                                                    87,562     13,449,592       0.2%
    Sixt SE                                                         89,543      7,317,162       0.1%
    STO SE & Co. KGaA                                                9,574      1,276,177       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
GERMANY -- (Continued)
     Villeroy & Boch AG                                               43,697 $      975,859        0.0%
                                                                             --------------      -----
TOTAL GERMANY                                                                    47,892,061        0.8%
                                                                             --------------      -----
TOTAL PREFERRED STOCKS                                                           47,892,061        0.8%
                                                                             --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*    Intercell AG Rights 05/16/13                                    254,689             --        0.0%
                                                                             --------------      -----
FRANCE -- (0.0%)
*    Maurel et prom Rights 12/31/00                                  844,597             --        0.0%
                                                                             --------------      -----
ISRAEL -- (0.0%)
*    Space Communication, Ltd.(BZ2YQP1)                                4,696          2,740        0.0%
*    Space Communication, Ltd.(BZ2YQR3)                                4,109          3,755        0.0%
*    Space Communication, Ltd.(BZ2YQS4)                                3,522          2,447        0.0%
                                                                             --------------      -----
TOTAL ISRAEL                                                                          8,942        0.0%
                                                                             --------------      -----
NORWAY -- (0.0%)
*    Solon Eiendom ASA Rights 06/08/18                                   475            219        0.0%
                                                                             --------------      -----
SPAIN -- (0.0%)
*    Quabit Inmobiliaria SA Rights 05/11/18                          491,710         27,315        0.0%
                                                                             --------------      -----
TOTAL RIGHTS/WARRANTS                                                                36,476        0.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   6,102,659,805
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@ DFA Short Term Investment Fund                               62,244,594    720,169,955       11.6%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $5,135,530,755)                          $6,822,829,760      110.4%
                                                                             ==============      =====

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
   Austria                              -- $  188,663,585   --    $  188,663,585
   Belgium                     $ 7,612,207    273,703,434   --       281,315,641
   Denmark                              --    296,965,218   --       296,965,218
   Finland                              --    410,818,196   --       410,818,196
   France                               --    820,628,584   --       820,628,584
   Germany                              --    969,015,475   --       969,015,475
   Ireland                              --     80,161,719   --        80,161,719
   Israel                               --    145,089,682   --       145,089,682
   Italy                                --    716,550,572   --       716,550,572
   Netherlands                  13,950,141    376,531,465   --       390,481,606
   Norway                          555,976    147,678,097   --       148,234,073
   Portugal                             --     74,362,940   --        74,362,940
   Spain                                --    391,179,880   --       391,179,880
   Sweden                               --    447,338,307   --       447,338,307
   Switzerland                          --    687,934,219   --       687,934,219
   United Kingdom                       --      5,991,571   --         5,991,571
Preferred Stocks
   Germany                              --     47,892,061   --        47,892,061
Rights/Warrants
   Israel                               --          8,942   --             8,942
   Norway                               --            219   --               219
   Spain                                --         27,315   --            27,315
Securities Lending Collateral           --    720,169,955   --       720,169,955
                               ----------- --------------   --    --------------
TOTAL                          $22,118,324 $6,800,711,436   --    $6,822,829,760
                               =========== ==============   ==    ==============

                       THE CANADIAN SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
COMMON STOCKS -- (86.0%)
Consumer Discretionary -- (6.4%)
#   Aimia, Inc.                                                  923,817 $ 1,590,121       0.1%
#*  Aritzia, Inc.                                                140,980   1,342,876       0.1%
    AutoCanada, Inc.                                             178,738   3,037,551       0.3%
    BMTC Group, Inc.                                              20,581     247,174       0.0%
    Cara Operations, Ltd.                                         87,977   1,830,870       0.2%
#   Cineplex, Inc.                                               293,783   6,866,644       0.6%
    Cogeco Communications, Inc.                                    4,363     232,465       0.0%
    Cogeco, Inc.                                                  39,668   2,032,910       0.2%
#   Corus Entertainment, Inc. Class B                            729,712   3,637,335       0.3%
#   DHX Media, Ltd.                                              842,935   2,297,809       0.2%
    Dorel Industries, Inc. Class B                               194,280   4,198,972       0.4%
#   Enercare, Inc.                                               615,359   8,320,131       0.7%
#   Gamehost, Inc.                                                64,073     533,463       0.0%
*   Glacier Media, Inc.                                          171,625     109,609       0.0%
#   goeasy, Ltd.                                                  59,433   1,735,844       0.1%
*   Great Canadian Gaming Corp.                                  343,338   9,797,815       0.8%
#   Hudson's Bay Co.                                             455,186   3,219,042       0.3%
*   Indigo Books & Music, Inc.                                    11,252     169,575       0.0%
*   Intertain Group, Ltd. (The)                                   47,234     574,261       0.0%
    Leon's Furniture, Ltd.                                       141,175   1,867,013       0.2%
    Martinrea International, Inc.                                564,348   6,733,760       0.6%
    MTY Food Group, Inc.                                         111,734   4,011,773       0.3%
#   Pizza Pizza Royalty Corp.                                    171,912   1,851,741       0.2%
    Pollard Banknote, Ltd.                                        10,400     172,368       0.0%
    Reitmans Canada, Ltd. Class A                                263,612     817,147       0.1%
    Sleep Country Canada Holdings, Inc.                          212,200   5,827,464       0.5%
*   Stars Group, Inc. (The)                                      292,985   9,113,923       0.8%
    Torstar Corp. Class B                                        393,289     566,677       0.0%
*   TVA Group, Inc. Class B                                        7,000      17,991       0.0%
    Uni-Select, Inc.                                             258,031   3,993,205       0.3%
#*  Yellow Pages, Ltd.                                           223,425   1,219,837       0.1%
    Zenith Capital Corp.                                         111,820       7,054       0.0%
                                                                         -----------       ---
Total Consumer Discretionary                                              87,974,420       7.4%
                                                                         -----------       ---
Consumer Staples -- (4.2%)
#   AGT Food & Ingredients, Inc.                                 151,923   1,940,525       0.2%
#   Andrew Peller, Ltd. Class A                                  104,900   1,474,703       0.1%
#   Clearwater Seafoods, Inc.                                    103,395     425,998       0.0%
    Corby Spirit and Wine, Ltd.                                   73,867   1,144,293       0.1%
    Cott Corp.(2228952)                                          883,470  12,633,287       1.1%
#   Cott Corp.(2228941)                                           96,682   1,382,553       0.1%
    High Liner Foods, Inc.                                       110,691     948,324       0.1%
    Jean Coutu Group PJC, Inc. (The) Class A                     416,076   7,968,619       0.7%
    KP Tissue, Inc.                                               11,000      92,270       0.0%
    Lassonde Industries, Inc. Class A                              8,000   1,733,962       0.2%
    Liquor Stores N.A., Ltd.                                     226,411   1,819,823       0.2%
*   Neptune Technologies & Bioressources, Inc.                    54,324     154,009       0.0%
    North West Co., Inc. (The)                                   329,536   7,086,326       0.6%
    Premium Brands Holdings Corp.                                142,762  13,410,588       1.1%
    Rogers Sugar, Inc.                                           575,336   2,688,591       0.2%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Staples -- (Continued)
#*  SunOpta, Inc.                                                  388,350 $ 2,619,347       0.2%
    Ten Peaks Coffee Co., Inc.                                       1,800       8,972       0.0%
                                                                           -----------       ---
Total Consumer Staples                                                      57,532,190       4.9%
                                                                           -----------       ---
Energy -- (19.4%)
*   Advantage Oil & Gas, Ltd.                                    1,154,775   3,678,515       0.3%
#*  Africa Oil Corp.                                             1,257,399   1,165,392       0.1%
    AKITA Drilling, Ltd. Class A                                    40,600     230,834       0.0%
#*  Athabasca Oil Corp.                                          3,163,297   3,744,859       0.3%
#*  Baytex Energy Corp.                                          1,635,206   7,323,053       0.6%
#*  Bellatrix Exploration, Ltd.                                    325,319     483,943       0.0%
#   Birchcliff Energy, Ltd.                                      1,271,435   4,604,675       0.4%
#*  BlackPearl Resources, Inc.                                   1,608,401   1,741,250       0.2%
#   Bonavista Energy Corp.                                       1,499,841   1,845,671       0.2%
#   Bonterra Energy Corp.                                          157,995   1,944,251       0.2%
#*  Calfrac Well Services, Ltd.                                    874,615   4,563,979       0.4%
#*  Canacol Energy, Ltd.                                           921,342   3,078,434       0.3%
#   Cardinal Energy, Ltd.                                          666,361   2,688,382       0.2%
*   Cathedral Energy Services, Ltd.                                 18,900      23,111       0.0%
#   CES Energy Solutions Corp.                                   1,317,997   6,456,794       0.6%
#*  Chinook Energy, Inc.                                           190,656      30,441       0.0%
    Cona Resources, Ltd.                                           195,900     387,543       0.0%
*   Crew Energy, Inc.                                            1,228,076   2,496,420       0.2%
#*  Delphi Energy Corp.                                          1,076,339     821,537       0.1%
#*  Denison Mines Corp.                                          3,346,331   1,537,704       0.1%
    Enerflex, Ltd.                                                 574,158   7,016,269       0.6%
#*  Energy Fuels, Inc.                                             411,090     730,001       0.1%
    Enerplus Corp.                                               1,226,018  14,227,710       1.2%
    Ensign Energy Services, Inc.                                   847,727   4,060,533       0.3%
*   Epsilon Energy, Ltd.                                           312,073     612,504       0.1%
#*  Essential Energy Services Trust                              1,034,741     499,661       0.0%
#*  Fission Uranium Corp.                                        1,781,000     901,632       0.1%
#   Freehold Royalties, Ltd.                                       552,172   5,595,045       0.5%
#*  Frontera Energy Corp.                                           51,440   1,593,741       0.1%
*   GASFRAC Energy Services, Inc.                                   91,560           9       0.0%
*   Gear Energy, Ltd.                                              696,500     509,919       0.0%
#   Gibson Energy, Inc.                                            814,301  10,508,951       0.9%
*   Gran Tierra Energy, Inc.                                     2,733,152   9,004,426       0.8%
#   Granite Oil Corp.                                              214,508     474,475       0.0%
#   High Arctic Energy Services, Inc.                               55,100     171,229       0.0%
#*  Iron Bridge Resources, Inc.                                  1,197,822     457,131       0.0%
#*  Kelt Exploration, Ltd.                                       1,174,340   7,426,801       0.6%
*   MEG Energy Corp.                                             1,516,583   7,843,071       0.7%
    Mullen Group, Ltd.                                             651,427   7,382,112       0.6%
#*  Newalta Corp.                                                  579,398     577,615       0.1%
    North American Construction Group, Ltd.                        161,334     910,995       0.1%
*   NuVista Energy, Ltd.                                         1,310,626   8,605,146       0.7%
#*  Obsidian Energy, Ltd.                                        3,864,779   4,274,299       0.4%
#*  Painted Pony Energy, Ltd.                                      572,361   1,248,188       0.1%
#*  Paramount Resources, Ltd. Class A                              499,113   7,125,468       0.6%
*   Parex Resources, Inc.                                          879,102  15,124,704       1.3%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Energy -- (Continued)
#   Parkland Fuel Corp.                                            465,525 $ 10,808,287       0.9%
    Pason Systems, Inc.                                            421,414    5,891,492       0.5%
#*  Pengrowth Energy Corp.                                       3,142,869    2,814,984       0.2%
#*  Petrus Resources, Ltd.                                          19,582       17,234       0.0%
#   Peyto Exploration & Development Corp.                          501,965    4,746,178       0.4%
#*  PHX Energy Services Corp.                                      285,274      519,912       0.0%
#*  Pine Cliff Energy, Ltd.                                        496,700      116,056       0.0%
#*  Precision Drilling Corp.                                     1,980,945    7,066,263       0.6%
#   Pulse Seismic, Inc.                                            308,039      719,745       0.1%
#*  Questerre Energy Corp. Class A                                 797,460      571,411       0.1%
*   Raging River Exploration, Inc.                               1,292,943    7,190,011       0.6%
#   Secure Energy Services, Inc.                                 1,047,816    6,593,990       0.6%
    ShawCor, Ltd.                                                  332,675    6,436,113       0.5%
*   Spartan Energy Corp.                                         1,033,715    5,120,468       0.4%
*   Strad Energy Services, Ltd.                                     19,447       24,385       0.0%
#   Surge Energy, Inc.                                           1,856,256    3,455,315       0.3%
*   Tamarack Valley Energy, Ltd.                                   803,383    2,227,535       0.2%
    Tidewater Midstream and Infrastructure, Ltd.                    57,800       58,522       0.0%
    TORC Oil & Gas, Ltd.                                           950,612    5,389,973       0.5%
    Total Energy Services, Inc.                                    275,579    2,923,314       0.3%
*   TransGlobe Energy Corp.                                        516,845      929,874       0.1%
#*  Trican Well Service, Ltd.                                    2,020,540    5,382,022       0.5%
#*  Trinidad Drilling, Ltd.                                      1,629,084    2,359,979       0.2%
#*  Western Energy Services Corp.                                  548,797      500,091       0.0%
    Whitecap Resources, Inc.                                     1,866,514   13,519,670       1.1%
*   Xtreme Drilling Corp.                                          108,261      168,637       0.0%
*   Yangarra Resources, Ltd.                                       489,771    2,433,692       0.2%
    ZCL Composites, Inc.                                           176,127    1,662,572       0.1%
                                                                           ------------      ----
Total Energy                                                                265,376,148      22.5%
                                                                           ------------      ----
Financials -- (7.1%)
    AGF Management, Ltd. Class B                                   487,635    2,677,539       0.2%
#   Alaris Royalty Corp.                                           284,445    3,772,809       0.3%
#   Callidus Capital Corp.                                          82,720      445,185       0.0%
    Canaccord Genuity Group, Inc.                                  810,365    3,831,080       0.3%
#   Canadian Western Bank                                          601,480   15,960,453       1.3%
#   Chesswood Group, Ltd.                                           79,442      661,424       0.1%
    Clairvest Group, Inc.                                            1,900       65,703       0.0%
    E-L Financial Corp., Ltd.                                        5,578    3,497,051       0.3%
#*  Echelon Financial Holdings, Inc.                                14,650      136,351       0.0%
    ECN Capital Corp.                                            2,243,908    5,942,044       0.5%
    Element Fleet Management Corp.                                 522,800    1,974,828       0.2%
#   Equitable Group, Inc.                                           73,424    3,312,215       0.3%
    Fiera Capital Corp.                                            267,337    2,356,988       0.2%
    Firm Capital Mortgage Investment Corp.                         160,918    1,628,042       0.1%
#   First National Financial Corp.                                  95,537    1,975,550       0.2%
#   Genworth MI Canada, Inc.                                       313,480   10,132,342       0.9%
#   Gluskin Sheff + Associates, Inc.                               215,296    2,604,110       0.2%
    GMP Capital, Inc.                                              331,687      829,250       0.1%
    Guardian Capital Group, Ltd. Class A                            58,614    1,106,588       0.1%
#*  Home Capital Group, Inc.                                       476,446    5,339,817       0.5%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
*   Kingsway Financial Services, Inc.                               13,070 $    51,102       0.0%
#   Laurentian Bank of Canada                                      268,259  10,302,466       0.9%
#   Sprott, Inc.                                                 1,478,288   3,914,621       0.3%
#*  Street Capital Group, Inc.                                     120,227      70,229       0.0%
    Timbercreek Financial Corp.                                    391,009   2,792,595       0.2%
    TMX Group, Ltd.                                                188,458  11,366,632       1.0%
*   Trisura Group, Ltd.                                             17,211     331,767       0.0%
                                                                           -----------       ---
Total Financials                                                            97,078,781       8.2%
                                                                           -----------       ---
Health Care -- (1.4%)
#*  CRH Medical Corp.                                              470,396   1,304,264       0.1%
#   Extendicare, Inc.                                              577,071   3,743,917       0.3%
*   Knight Therapeutics, Inc.                                      733,325   4,489,220       0.4%
#   Medical Facilities Corp.                                       188,969   2,076,680       0.2%
*   MedReleaf Corp.                                                 65,500   1,074,364       0.1%
#   Sienna Senior Living, Inc.                                     312,115   4,239,484       0.4%
#*  Theratechnologies, Inc.                                        245,501   1,757,198       0.1%
                                                                           -----------       ---
Total Health Care                                                           18,685,127       1.6%
                                                                           -----------       ---
Industrials -- (10.4%)
    Aecon Group, Inc.                                              432,401   6,078,771       0.5%
#   Ag Growth International, Inc.                                  102,558   4,158,394       0.3%
    Algoma Central Corp.                                            38,390     454,180       0.0%
*   ATS Automation Tooling Systems, Inc.                           526,630   7,206,580       0.6%
#   Badger Daylighting, Ltd.                                       235,081   4,527,866       0.4%
#   Bird Construction, Inc.                                        308,144   2,083,173       0.2%
    Black Diamond Group, Ltd.                                      335,792     640,750       0.1%
    Calian Group, Ltd.                                              30,855     728,149       0.1%
    CanWel Building Materials Group, Ltd.                          508,922   2,655,693       0.2%
    Cargojet, Inc.                                                  16,249     815,013       0.1%
    Cervus Equipment Corp.                                          44,297     455,752       0.0%
#*  DIRTT Environmental Solutions                                  470,168   2,061,642       0.2%
#   Exchange Income Corp.                                           89,484   2,113,828       0.2%
#   Exco Technologies, Ltd.                                        179,248   1,361,165       0.1%
*   GDI Integrated Facility Services, Inc.                             700       9,007       0.0%
*   Heroux-Devtek, Inc.                                            191,454   2,190,474       0.2%
#   Horizon North Logistics, Inc.                                  897,744   1,657,115       0.1%
*   IBI Group, Inc.                                                 96,900     547,159       0.0%
    K-Bro Linen, Inc.                                               55,753   1,541,952       0.1%
    Magellan Aerospace Corp.                                        91,876   1,385,349       0.1%
#   Maxar Technologies, Ltd.                                       184,215   8,335,910       0.7%
#   Morneau Shepell, Inc.                                          322,211   6,366,675       0.5%
    New Flyer Industries, Inc.                                     240,620  11,051,335       0.9%
#   Richelieu Hardware, Ltd.                                       288,855   6,234,022       0.5%
    Rocky Mountain Dealerships, Inc.                               112,555   1,083,516       0.1%
    Russel Metals, Inc.                                            396,906   9,020,380       0.8%
    Savaria Corp.                                                  126,100   1,616,578       0.1%
    Stantec, Inc.                                                  356,516   9,071,520       0.8%
    Stuart Olson, Inc.                                             139,659     801,656       0.1%
    Student Transportation, Inc.                                   583,243   4,360,865       0.4%
    TFI International, Inc.                                        526,553  15,243,565       1.3%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Industrials -- (Continued)
    Toromont Industries, Ltd.                                      213,413 $  9,346,324       0.8%
    Transcontinental, Inc. Class A                                 431,276    9,082,677       0.8%
    Wajax Corp.                                                    135,566    2,498,144       0.2%
*   Westport Fuel Systems, Inc.                                      6,600       15,370       0.0%
#   Westshore Terminals Investment Corp.                           319,049    5,509,028       0.5%
                                                                           ------------      ----
Total Industrials                                                           142,309,577      12.0%
                                                                           ------------      ----
Information Technology -- (4.1%)
*   5N Plus, Inc.                                                  474,729    1,109,223       0.1%
#   Absolute Software Corp.                                        235,588    1,278,904       0.1%
*   BSM Technologies, Inc.                                          21,200       21,300       0.0%
*   Celestica, Inc.(2263362)                                       755,063    8,691,796       0.8%
*   Celestica, Inc.(2262659)                                        36,408      418,692       0.0%
    Computer Modelling Group, Ltd.                                 478,983    3,521,632       0.3%
*   Descartes Systems Group, Inc. (The)                            493,188   14,577,269       1.2%
    Enghouse Systems, Ltd.                                         108,457    5,624,103       0.5%
    Evertz Technologies, Ltd.                                      155,353    2,146,472       0.2%
#*  EXFO, Inc.                                                      60,487      223,773       0.0%
*   GoldMoney, Inc.                                                 11,600       29,814       0.0%
*   Kinaxis, Inc.                                                  112,374    7,263,459       0.6%
#   Mediagrif Interactive Technologies, Inc.                        26,270      224,859       0.0%
*   Mitel Networks Corp.                                           463,224    5,169,981       0.5%
    Pivot Technology Solutions, Inc.                                53,300       78,459       0.0%
*   Points International, Ltd.                                      36,359      385,126       0.0%
#   Quarterhill, Inc.                                              785,133    1,180,191       0.1%
#*  Sierra Wireless, Inc.                                          188,147    3,258,997       0.3%
*   Solium Capital, Inc.                                           101,806      801,634       0.1%
#*  UrtheCast Corp.                                                543,814      131,300       0.0%
    Vecima Networks, Inc.                                            6,059       41,716       0.0%
                                                                           ------------      ----
Total Information Technology                                                 56,178,700       4.8%
                                                                           ------------      ----
Materials -- (24.9%)
#   Acadian Timber Corp.                                            60,338      925,313       0.1%
#   AirBoss of America Corp.                                       100,662    1,112,500       0.1%
*   Alacer Gold Corp.                                            1,879,892    3,118,634       0.3%
    Alamos Gold, Inc. Class A                                    2,373,124   12,827,195       1.1%
*   Alexco Resource Corp.                                            4,700        6,919       0.0%
#*  Alio Gold, Inc.                                                204,318      399,423       0.0%
    Altius Minerals Corp.                                          255,400    2,850,486       0.2%
#*  Americas Silver Corp.                                          161,212      617,754       0.1%
*   Amerigo Resources, Ltd.                                        456,200      362,416       0.0%
*   Argonaut Gold, Inc.                                          1,135,038    2,183,530       0.2%
#*  Asanko Gold, Inc.                                              792,999      883,203       0.1%
*   Auryn Resources, Inc.                                           22,000       29,129       0.0%
*   B2Gold Corp.                                                 4,734,158   13,605,704       1.2%
#*  Balmoral Resources, Ltd.                                        11,000        1,799       0.0%
    Caledonia Mining Corp. P.L.C.                                      540        5,144       0.0%
*   Canfor Corp.                                                   476,770   10,950,541       0.9%
    Canfor Pulp Products, Inc.                                     217,215    3,053,648       0.3%
*   Capstone Mining Corp.                                        3,069,355    2,677,423       0.2%
    Cascades, Inc.                                                 460,293    4,391,596       0.4%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Materials -- (Continued)
*   Centerra Gold, Inc.                                          1,552,135 $ 9,477,581       0.8%
#*  China Gold International Resources Corp., Ltd.               1,644,400   3,342,719       0.3%
*   Conifex Timber, Inc.                                             4,200      20,935       0.0%
#*  Continental Gold, Inc.                                         978,648   2,644,892       0.2%
#*  Copper Mountain Mining Corp.                                   907,730     841,309       0.1%
#*  Dalradian Resources, Inc.                                      144,894     115,107       0.0%
*   Detour Gold Corp.                                            1,073,245   7,757,088       0.7%
*   Dundee Precious Metals, Inc.                                 1,421,222   3,608,539       0.3%
*   eCobalt Solutions, Inc.                                        100,900     114,735       0.0%
#*  Eldorado Gold Corp.                                          4,240,346   4,029,146       0.3%
#*  Endeavour Mining Corp.                                         351,229   5,993,551       0.5%
#*  Endeavour Silver Corp.                                         501,492   1,507,659       0.1%
#*  First Majestic Silver Corp.                                    923,692   5,999,917       0.5%
*   First Mining Gold Corp.                                        678,900     269,667       0.0%
*   Fortress Global Enterprises, Inc.                               16,706      39,034       0.0%
*   Fortuna Silver Mines, Inc.                                   1,199,191   6,808,756       0.6%
#*  Golden Star Resources, Ltd.                                  2,409,227   1,745,069       0.1%
#*  Great Panther Silver, Ltd.                                     834,051   1,019,868       0.1%
*   Guyana Goldfields, Inc.                                      1,066,018   4,134,717       0.4%
    HudBay Minerals, Inc.                                        1,655,086  11,562,850       1.0%
*   IAMGOLD Corp.                                                3,203,040  17,512,630       1.5%
#*  Imperial Metals Corp.                                          337,392     525,553       0.0%
*   Interfor Corp.                                                 467,908   8,749,929       0.7%
*   International Tower Hill Mines, Ltd.                            13,001       7,898       0.0%
    Intertape Polymer Group, Inc.                                  351,377   5,459,692       0.5%
#*  Ivanhoe Mines, Ltd. Class A                                  1,567,161   3,234,531       0.3%
    Kirkland Lake Gold, Ltd.                                       798,455  13,929,975       1.2%
#*  Klondex Mines, Ltd.                                            996,563   2,437,173       0.2%
#   Labrador Iron Ore Royalty Corp.                                417,556   7,105,883       0.6%
*   Largo Resources, Ltd.                                          183,300     254,117       0.0%
*   Leagold Mining Corp.                                           206,742     439,585       0.0%
#*  Liberty Gold Corp.                                             105,861      34,217       0.0%
#   Lucara Diamond Corp.                                         1,680,258   2,656,586       0.2%
#*  Lundin Gold, Inc.                                              173,209     665,073       0.1%
*   Lydian International, Ltd.                                      83,014      27,155       0.0%
*   Major Drilling Group International, Inc.                       615,212   3,076,180       0.3%
#   Mandalay Resources Corp.                                     1,371,135     224,260       0.0%
#*  Marathon Gold Corp.                                            114,400      77,517       0.0%
#*  Midas Gold Corp.                                               119,684      82,962       0.0%
*   Mountain Province Diamonds, Inc.                                35,300      85,229       0.0%
*   Nautilus Minerals, Inc.                                        227,078      39,793       0.0%
#   Nevsun Resources, Ltd.                                       1,952,673   5,444,581       0.5%
*   New Gold, Inc.                                               3,603,151   8,446,968       0.7%
*   Nighthawk Gold Corp.                                            17,500       8,450       0.0%
#   Norbord, Inc.                                                  149,180   6,160,308       0.5%
    OceanaGold Corp.                                             3,704,860   9,983,890       0.8%
*   Orbite Technologies, Inc.                                       73,500       1,544       0.0%
    Osisko Gold Royalties, Ltd.                                    745,064   7,271,035       0.6%
*   Osisko Mining, Inc.                                            282,777     585,838       0.1%
    Pan American Silver Corp.                                    1,044,715  16,843,024       1.4%
#*  PolyMet Mining Corp.                                           642,081     525,087       0.0%
*   Premier Gold Mines, Ltd.                                     1,123,049   2,379,137       0.2%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Materials -- (Continued)
#*  Pretium Resources, Inc.(B57Q8S9)                               315,693 $  2,124,372       0.2%
#*  Pretium Resources, Inc.(74139C102)                             293,903    1,977,967       0.2%
#*  RB Energy, Inc.                                                396,013          198       0.0%
*   Roxgold, Inc.                                                  749,160      676,838       0.1%
#*  Royal Nickel Corp.                                             385,500       66,054       0.0%
#*  Sabina Gold & Silver Corp.                                   1,649,221    2,183,633       0.2%
#*  Sandstorm Gold, Ltd.                                         1,294,252    5,987,661       0.5%
*   Seabridge Gold, Inc.                                           109,635    1,147,626       0.1%
*   SEMAFO, Inc.                                                 2,058,758    6,381,757       0.5%
*   Sherritt International Corp.                                 2,539,461    2,412,977       0.2%
#*  Sprott Resource Holdings, Inc.                                 597,898       60,537       0.0%
*   SSR Mining, Inc.                                               735,305    7,530,870       0.6%
    Stella-Jones, Inc.                                             269,206    9,755,952       0.8%
#*  Stornoway Diamond Corp.                                      1,818,797      821,607       0.1%
    Supremex, Inc.                                                  11,691       37,788       0.0%
#   Tahoe Resources, Inc.                                        1,771,325    8,925,949       0.8%
#*  Tanzanian Royalty Exploration Corp.                            207,891      140,866       0.0%
*   Taseko Mines, Ltd.                                           1,417,826    1,689,531       0.1%
*   Teranga Gold Corp.                                             628,014    2,396,720       0.2%
#*  TMAC Resources, Inc.                                            80,513      472,186       0.0%
#*  Torex Gold Resources, Inc.                                     427,760    4,397,704       0.4%
*   Trevali Mining Corp.                                         4,079,074    3,780,597       0.3%
#*  Wesdome Gold Mines, Ltd.                                       645,283      949,869       0.1%
    Western Forest Products, Inc.                                2,555,509    5,513,268       0.5%
    Winpak, Ltd.                                                   152,835    5,673,209       0.5%
    Yamana Gold, Inc.                                            3,815,269   10,964,868       0.9%
                                                                           ------------      ----
Total Materials                                                             341,381,900      28.9%
                                                                           ------------      ----
Real Estate -- (3.4%)
    Altus Group, Ltd.                                              263,514    6,629,154       0.6%
    Brookfield Real Estate Services, Inc.                           39,669      545,007       0.0%
    Colliers International Group, Inc.                             193,437   13,138,861       1.1%
*   DREAM Unlimited Corp. Class A                                  330,407    2,462,709       0.2%
    FirstService Corp.(BYL7ZF7)                                    184,286   12,917,746       1.1%
    FirstService Corp.(BY9C8H7)                                      1,234       86,380       0.0%
    Genesis Land Development Corp.                                  76,842      218,446       0.0%
    Information Services Corp.                                      11,174      144,989       0.0%
    Invesque, Inc.                                                 130,566    1,139,841       0.1%
*   Mainstreet Equity Corp.                                         29,849      967,341       0.1%
    Melcor Developments, Ltd.                                       52,840      592,621       0.1%
    Morguard Corp.                                                  16,068    2,058,010       0.2%
    Tricon Capital Group, Inc.                                     743,615    5,826,369       0.5%
                                                                           ------------      ----
Total Real Estate                                                            46,727,474       4.0%
                                                                           ------------      ----
Utilities -- (4.7%)
#   Boralex, Inc. Class A                                          371,884    6,647,251       0.6%
    Capital Power Corp.                                            617,409   11,723,534       1.0%
#   Innergex Renewable Energy, Inc.                                578,950    6,105,364       0.5%
    Just Energy Group, Inc.                                        720,976    3,015,414       0.2%
*   Maxim Power Corp.                                               92,234      175,998       0.0%
#   Northland Power, Inc.                                          401,388    7,237,145       0.6%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
Utilities -- (Continued)
     Polaris Infrastructure, Inc.                                     87,500 $    1,302,329        0.1%
#    Superior Plus Corp.                                             849,685      8,232,471        0.7%
     TransAlta Corp.                                               1,769,559      9,316,733        0.8%
#    TransAlta Renewables, Inc.                                      622,146      5,553,015        0.5%
#    Valener, Inc.                                                   283,887      4,450,832        0.4%
                                                                             --------------      -----
Total Utilities                                                                  63,760,086        5.4%
                                                                             --------------      -----
TOTAL COMMON STOCKS                                                           1,177,004,403       99.7%
                                                                             --------------      -----
RIGHTS/WARRANTS -- (0.0%)
*    QLT, Inc. Warrants 11/23/17                                     219,010             --        0.0%
*    QLT, Inc. Warrants 11/23/17 Class A                             219,010             --        0.0%
TOTAL RIGHTS/WARRANTS                                                                    --        0.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   1,177,004,403
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (14.0%)
(S)@ DFA Short Term Investment Fund                               16,501,424    190,921,477       16.2%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,482,580,550)                          $1,367,925,880      115.9%
                                                                             ==============      =====

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary      $   87,967,366 $      7,054   --    $   87,974,420
   Consumer Staples                57,532,190           --   --        57,532,190
   Energy                         265,376,139            9   --       265,376,148
   Financials                      97,078,781           --   --        97,078,781
   Health Care                     18,685,127           --   --        18,685,127
   Industrials                    142,309,577           --   --       142,309,577
   Information Technology          56,178,700           --   --        56,178,700
   Materials                      341,380,158        1,742   --       341,381,900
   Real Estate                     46,727,474           --   --        46,727,474
   Utilities                       63,760,086           --   --        63,760,086
Securities Lending Collateral              --  190,921,477   --       190,921,477
                               -------------- ------------   --    --------------
TOTAL                          $1,176,995,598 $190,930,282   --    $1,367,925,880
                               ============== ============   ==    ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
COMMON STOCKS -- (93.4%)
BRAZIL -- (5.1%)
    Ambev SA                                                       855,320 $ 5,696,111       0.1%
    Ambev SA ADR                                                 5,984,451  39,617,066       0.6%
    B3 SA - Brasil Bolsa Balcao                                  1,907,290  13,774,388       0.2%
    Banco Bradesco SA                                            1,129,129  10,281,804       0.2%
    Banco do Brasil SA                                             863,018   9,041,094       0.1%
    Banco Santander Brasil SA                                      362,957   3,948,473       0.1%
    BB Seguridade Participacoes SA                                 873,543   6,852,296       0.1%
    Braskem SA Sponsored ADR                                       154,641   4,005,202       0.1%
*   BRF SA                                                         287,141   2,032,741       0.0%
    CCR SA                                                       2,367,268   8,081,904       0.1%
*   Centrais Eletricas Brasileiras SA                              204,377   1,112,545       0.0%
#   Centrais Eletricas Brasileiras SA ADR                           49,971     320,314       0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo                457,600   4,592,720       0.1%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR             75,638     754,867       0.0%
*   Cia Siderurgica Nacional SA                                    575,321   1,441,915       0.0%
*   Cia Siderurgica Nacional SA Sponsored ADR                      380,551     955,183       0.0%
    Cielo SA                                                     1,808,236   9,910,407       0.2%
    Cosan SA Industria e Comercio                                  213,190   2,420,843       0.0%
#   Embraer SA ADR                                                 255,258   6,437,607       0.1%
    Engie Brasil Energia SA                                        290,301   3,065,264       0.0%
    Equatorial Energia SA                                          333,000   6,763,231       0.1%
    Fibria Celulose SA                                              22,600     443,910       0.0%
    Fibria Celulose SA Sponsored ADR                               196,863   3,850,640       0.1%
    Gerdau SA                                                      222,944     895,416       0.0%
#   Gerdau SA Sponsored ADR                                        631,681   2,949,950       0.0%
    Hypermarcas SA                                                 345,249   3,104,403       0.1%
    Itau Unibanco Holding SA                                       447,826   5,637,453       0.1%
    JBS SA                                                       2,669,748   6,668,273       0.1%
    Klabin SA                                                      768,100   4,654,819       0.1%
    Kroton Educacional SA                                        1,126,424   4,504,796       0.1%
    Localiza Rent a Car SA                                         606,300   4,826,932       0.1%
    Lojas Americanas SA                                            102,484     436,183       0.0%
    Lojas Renner SA                                              1,274,302  11,862,009       0.2%
    M Dias Branco SA                                                54,400     683,261       0.0%
    Magazine Luiza SA                                              106,400   3,241,021       0.1%
    Multiplan Empreendimentos Imobiliarios SA                       51,300     974,103       0.0%
    Natura Cosmeticos SA                                           186,600   1,715,685       0.0%
*   Petroleo Brasileiro SA                                       2,706,971  19,031,941       0.3%
*   Petroleo Brasileiro SA Sponsored ADR                           695,333   9,797,242       0.2%
    Porto Seguro SA                                                 65,129     840,326       0.0%
    Raia Drogasil SA                                               381,000   7,480,355       0.1%
*   Rumo SA                                                      1,147,900   4,865,927       0.1%
    Suzano Papel e Celulose SA                                     714,655   8,376,266       0.1%
#   Telefonica Brasil SA ADR                                        50,319     710,504       0.0%
    Tim Participacoes SA                                         1,162,813   5,294,264       0.1%
    Ultrapar Participacoes SA                                      394,184   6,801,902       0.1%
#   Ultrapar Participacoes SA Sponsored ADR                        254,308   4,404,615       0.1%
    Vale SA                                                      3,260,013  45,291,394       0.7%
    Vale SA Sponsored ADR                                        1,665,739  23,053,821       0.4%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
BRAZIL -- (Continued)
    WEG SA                                                           339,933 $  1,725,282       0.0%
                                                                             ------------       ---
TOTAL BRAZIL                                                                  335,228,668       5.3%
                                                                             ------------       ---
CHILE -- (1.4%)
    AES Gener SA                                                   2,468,815      691,830       0.0%
    Aguas Andinas SA Class A                                       4,770,656    3,172,410       0.1%
    Banco de Chile ADR                                                43,853    4,297,594       0.1%
    Banco de Credito e Inversiones SA                                 72,567    5,490,437       0.1%
    Banco Santander Chile ADR                                        227,071    7,500,155       0.1%
    Cencosud SA                                                    2,239,644    6,656,262       0.1%
    Cia Cervecerias Unidas SA                                        109,017    1,509,670       0.0%
    Cia Cervecerias Unidas SA ADR                                     95,396    2,634,837       0.0%
    Colbun SA                                                     11,333,704    2,816,901       0.1%
    Embotelladora Andina SA Class B ADR                               22,761      685,789       0.0%
    Empresa Nacional de Telecomunicaciones SA                         71,152      838,557       0.0%
    Empresas CMPC SA                                               1,872,888    7,683,903       0.1%
    Empresas COPEC SA                                                366,864    5,977,540       0.1%
    Enel Americas SA ADR                                             853,477    9,686,965       0.2%
    Enel Chile SA(BYMLZD6)                                         5,100,567      631,950       0.0%
    Enel Chile SA(BYYHKR1)                                           811,093    5,044,999       0.1%
    Itau CorpBanca(BZ30DD5)                                           30,902      469,710       0.0%
    Itau CorpBanca(BYT25P4)                                      178,092,356    1,819,115       0.0%
#   Latam Airlines Group SA Sponsored ADR                            459,640    7,018,703       0.1%
    SACI Falabella                                                   918,716    8,906,684       0.1%
#   Sociedad Quimica y Minera de Chile SA Sponsored ADR              153,936    8,449,547       0.1%
                                                                             ------------       ---
TOTAL CHILE                                                                    91,983,558       1.4%
                                                                             ------------       ---
CHINA -- (16.5%)
    AAC Technologies Holdings, Inc.                                  634,000    9,099,655       0.2%
    Agile Group Holdings, Ltd.                                     2,128,000    4,197,678       0.1%
    Agricultural Bank of China, Ltd. Class H                      12,316,000    6,943,907       0.1%
    Air China, Ltd. Class H                                        2,406,000    3,171,822       0.1%
#*  Alibaba Group Holding, Ltd. Sponsored ADR                        524,851   93,706,898       1.5%
*   Aluminum Corp. of China, Ltd. ADR                                107,180    1,502,664       0.0%
*   Aluminum Corp. of China, Ltd. Class H                          1,514,000      855,087       0.0%
#   Angang Steel Co., Ltd. Class H                                   828,000      887,555       0.0%
    Anhui Conch Cement Co., Ltd. Class H                           1,089,500    6,800,089       0.1%
    Anta Sports Products, Ltd.                                     1,125,000    6,419,467       0.1%
#   BAIC Motor Corp., Ltd. Class H                                 1,725,000    1,665,145       0.0%
*   Baidu, Inc. Sponsored ADR                                        106,675   26,764,758       0.4%
    Bank of China, Ltd. Class H                                   38,183,181   20,727,017       0.3%
    Bank of Communications Co., Ltd. Class H                       3,692,515    3,021,528       0.1%
#   BBMG Corp. Class H                                               877,500      400,235       0.0%
    Beijing Capital International Airport Co., Ltd. Class H        1,312,000    1,786,909       0.0%
    Beijing Enterprises Holdings, Ltd.                               372,472    1,860,457       0.0%
    Beijing Enterprises Water Group, Ltd.                          4,292,000    2,491,859       0.0%
#   Brilliance China Automotive Holdings, Ltd.                     1,964,000    3,496,933       0.1%
#   Byd Co., Ltd. Class H                                            644,386    4,504,946       0.1%
#   BYD Electronic International Co., Ltd.                           547,000      834,069       0.0%
    CGN Power Co., Ltd. Class H                                    6,045,000    1,648,496       0.0%
    China Cinda Asset Management Co., Ltd. Class H                 6,323,000    2,256,723       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
    China CITIC Bank Corp., Ltd. Class H                          3,686,928 $ 2,635,594       0.0%
    China Coal Energy Co., Ltd. Class H                           1,577,777     684,010       0.0%
    China Communications Construction Co., Ltd. Class H           5,836,000   6,724,118       0.1%
    China Communications Services Corp., Ltd. Class H             1,226,000     769,707       0.0%
    China Construction Bank Corp. Class H                        51,616,590  54,076,560       0.9%
    China Eastern Airlines Corp., Ltd.                                2,200      89,452       0.0%
#   China Eastern Airlines Corp., Ltd. Class H                    1,734,000   1,432,394       0.0%
    China Energy Engineering Corp., Ltd. Class H                    346,000      67,716       0.0%
    China Everbright Bank Co., Ltd. Class H                       1,711,000     855,054       0.0%
#   China Everbright International, Ltd.                          2,332,000   3,270,990       0.1%
#*  China Evergrande Group                                        3,652,000  11,567,978       0.2%
    China Galaxy Securities Co., Ltd. Class H                     1,647,000   1,081,807       0.0%
    China Gas Holdings, Ltd.                                      1,845,200   6,538,797       0.1%
#   China Hongqiao Group, Ltd.                                    2,630,000   2,860,963       0.1%
    China Huarong Asset Management Co., Ltd. Class H             13,590,000   4,680,505       0.1%
*   China Huishan Dairy Holdings Co., Ltd.                        2,888,000       1,083       0.0%
#   China International Capital Corp., Ltd. Class H                 347,600     786,485       0.0%
    China International Marine Containers Group Co., Ltd.
      Class H                                                       346,600     551,606       0.0%
    China Jinmao Holdings Group, Ltd.                             3,474,000   1,966,547       0.0%
#   China Life Insurance Co., Ltd. ADR                              550,205   7,757,891       0.1%
#   China Lodging Group, Ltd. ADR                                    23,542   3,287,876       0.1%
    China Longyuan Power Group Corp., Ltd. Class H                2,767,000   2,717,803       0.1%
    China Medical System Holdings, Ltd.                             530,000   1,297,851       0.0%
    China Mengniu Dairy Co., Ltd.                                 1,631,000   5,258,002       0.1%
    China Merchants Bank Co., Ltd. Class H                        2,139,054   9,327,127       0.2%
    China Merchants Port Holdings Co., Ltd.                         970,970   2,169,502       0.0%
    China Merchants Securities Co., Ltd. Class H                    227,800     319,060       0.0%
#   China Minsheng Banking Corp., Ltd. Class H                    2,290,500   2,143,450       0.0%
    China Mobile, Ltd. Sponsored ADR                                902,501  42,832,697       0.7%
#   China Molybdenum Co., Ltd. Class H                            1,587,966   1,193,305       0.0%
#   China National Building Material Co., Ltd. Class H            4,188,000   4,892,815       0.1%
    China Oilfield Services, Ltd. Class H                         1,036,000   1,033,613       0.0%
    China Overseas Land & Investment, Ltd.                        5,600,000  18,763,536       0.3%
    China Pacific Insurance Group Co., Ltd. Class H               1,016,800   4,486,811       0.1%
    China Petroleum & Chemical Corp. ADR                            123,421  12,038,455       0.2%
    China Petroleum & Chemical Corp. Class H                     10,440,800  10,167,865       0.2%
    China Railway Construction Corp., Ltd. Class H                2,789,000   3,302,812       0.1%
    China Railway Group, Ltd. Class H                             4,143,000   3,320,726       0.1%
    China Railway Signal & Communication Corp., Ltd. Class H      1,100,000     857,589       0.0%
    China Reinsurance Group Corp. Class H                         4,184,000     881,475       0.0%
    China Resources Beer Holdings Co., Ltd.                         849,611   3,659,214       0.1%
    China Resources Cement Holdings, Ltd.                           746,000     782,612       0.0%
    China Resources Gas Group, Ltd.                               1,108,000   4,074,785       0.1%
    China Resources Land, Ltd.                                    3,844,666  14,439,508       0.2%
    China Resources Pharmaceutical Group, Ltd.                      900,000   1,244,213       0.0%
    China Resources Power Holdings Co., Ltd.                      1,790,517   3,434,412       0.1%
    China Shenhua Energy Co., Ltd. Class H                        2,188,000   5,366,853       0.1%
    China Southern Airlines Co., Ltd. Class H                     2,050,000   2,207,359       0.0%
#   China Southern Airlines Co., Ltd. Sponsored ADR                  12,306     665,262       0.0%
    China State Construction International Holdings, Ltd.         1,914,250   2,489,583       0.0%
    China Taiping Insurance Holdings Co., Ltd.                    1,044,306   3,492,338       0.1%
    China Telecom Corp., Ltd. ADR                                    56,720   2,733,904       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
    China Telecom Corp., Ltd. Class H                             3,440,000 $ 1,667,478       0.0%
*   China Unicom Hong Kong, Ltd.                                  4,230,000   5,981,426       0.1%
*   China Unicom Hong Kong, Ltd. ADR                                523,460   7,344,144       0.1%
    China Vanke Co., Ltd. Class H                                   927,700   3,834,044       0.1%
    Chongqing Rural Commercial Bank Co., Ltd. Class H             2,828,000   2,163,344       0.0%
    CIFI Holdings Group Co., Ltd.                                 1,542,000   1,214,244       0.0%
    CITIC Securities Co., Ltd. Class H                            1,145,500   2,792,419       0.1%
    CITIC, Ltd.                                                   4,388,000   6,691,700       0.1%
    CNOOC, Ltd.                                                   1,597,000   2,701,666       0.0%
#   CNOOC, Ltd. Sponsored ADR                                       104,426  17,649,038       0.3%
*   COSCO SHIPPING Development Co., Ltd. Class H                  2,657,000     492,045       0.0%
#*  COSCO SHIPPING Holdings Co., Ltd. Class H                     2,789,500   1,416,924       0.0%
    COSCO SHIPPING Ports, Ltd.                                      221,786     195,055       0.0%
    Country Garden Holdings Co., Ltd.                             6,294,686  12,835,268       0.2%
    CRRC Corp., Ltd.                                              1,677,000   1,482,266       0.0%
    CSC Financial Co., Ltd. Class H                                  62,500      51,583       0.0%
    CSPC Pharmaceutical Group, Ltd.                               4,712,000  12,001,739       0.2%
#*  Ctrip.com International, Ltd. ADR                               212,221   8,679,839       0.1%
    Dali Foods Group Co., Ltd.                                    1,145,500     792,978       0.0%
    Dalian Port PDA Co., Ltd. Class H                               961,000     156,121       0.0%
#*  Datang International Power Generation Co., Ltd. Class H       3,068,000   1,004,830       0.0%
    Dongfeng Motor Group Co., Ltd. Class H                        2,126,000   2,351,003       0.0%
    ENN Energy Holdings, Ltd.                                       741,000   6,929,478       0.1%
    Everbright Securities Co., Ltd. Class H                         129,400     155,281       0.0%
    Fosun International, Ltd.                                     1,692,222   3,595,961       0.1%
#   Fullshare Holdings, Ltd.                                      3,307,500   1,815,847       0.0%
    Fuyao Glass Industry Group Co., Ltd. Class H                    517,200   1,777,655       0.0%
    Geely Automobile Holdings, Ltd.                               4,750,000  12,492,640       0.2%
    GF Securities Co., Ltd. Class H                                 607,800   1,070,089       0.0%
#   Great Wall Motor Co., Ltd. Class H                            2,660,500   2,759,471       0.1%
    Guangdong Investment, Ltd.                                    2,550,000   3,946,971       0.1%
    Guangshen Railway Co., Ltd. Sponsored ADR                        27,353     793,237       0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                  1,132,259   2,073,976       0.0%
    Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
      Class H                                                       140,000     538,583       0.0%
    Guangzhou R&F Properties Co., Ltd. Class H                    1,808,800   4,300,599       0.1%
#*  Guotai Junan Securities Co., Ltd. Class H                       253,600     594,456       0.0%
    Haier Electronics Group Co., Ltd.                             1,145,000   3,961,440       0.1%
    Haitian International Holdings, Ltd.                            530,000   1,410,490       0.0%
    Haitong Securities Co., Ltd. Class H                          2,638,800   3,603,040       0.1%
*   Hanergy Thin Film Power Group, Ltd.                           5,416,000      28,809       0.0%
    Hengan International Group Co., Ltd.                            853,000   7,586,019       0.1%
    Huadian Power International Corp., Ltd. Class H               1,738,000     705,292       0.0%
    Huaneng Power International, Inc. Class H                     1,598,000   1,056,118       0.0%
#   Huaneng Power International, Inc. Sponsored ADR                  34,452     899,886       0.0%
    Huatai Securities Co., Ltd. Class H                             750,400   1,520,000       0.0%
    Huishang Bank Corp., Ltd. Class H                               728,000     350,861       0.0%
    Industrial & Commercial Bank of China, Ltd. Class H          44,476,185  39,044,799       0.6%
*   JD.com, Inc. ADR                                                254,678   9,298,294       0.2%
    Jiangsu Expressway Co., Ltd. Class H                          1,192,000   1,634,379       0.0%
    Jiangxi Copper Co., Ltd. Class H                                930,000   1,322,178       0.0%
    Kingboard Chemical Holdings, Ltd.                               916,500   3,728,588       0.1%
    Kingboard Laminates Holdings, Ltd.                              177,500     236,588       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
CHINA -- (Continued)
    Kunlun Energy Co., Ltd.                                       4,814,000 $  4,121,823       0.1%
    Lee & Man Paper Manufacturing, Ltd.                           1,126,000    1,240,265       0.0%
    Legend Holdings Corp. Class H                                   337,700    1,127,192       0.0%
#   Lenovo Group, Ltd.                                           10,021,278    4,757,864       0.1%
    Livzon Pharmaceutical Group, Inc. Class H                         2,200       15,847       0.0%
#   Logan Property Holdings Co., Ltd.                             1,624,000    2,381,062       0.0%
    Longfor Properties Co., Ltd.                                  1,986,000    5,939,595       0.1%
*   Maanshan Iron & Steel Co., Ltd. Class H                       1,048,000      514,415       0.0%
    Metallurgical Corp. of China, Ltd. Class H                    1,188,000      379,345       0.0%
    Minth Group, Ltd.                                               492,000    2,336,073       0.0%
*   Momo, Inc. Sponsored ADR                                         80,047    2,793,640       0.1%
    NetEase, Inc. ADR                                                55,240   14,200,547       0.2%
    New China Life Insurance Co., Ltd. Class H                      436,700    2,036,070       0.0%
    Nexteer Automotive Group, Ltd.                                  976,000    1,501,644       0.0%
    Nine Dragons Paper Holdings, Ltd.                             1,888,000    2,815,873       0.1%
    People's Insurance Co. Group of China, Ltd. (The) Class H     5,044,000    2,374,640       0.0%
    PetroChina Co., Ltd. ADR                                        118,623    8,731,839       0.1%
    PetroChina Co., Ltd. Class H                                  3,056,000    2,251,872       0.0%
    PICC Property & Casualty Co., Ltd. Class H                    2,402,132    4,300,222       0.1%
#   Ping An Insurance Group Co. of China, Ltd. Class H            3,690,000   36,056,465       0.6%
#   Postal Savings Bank of China Co., Ltd. Class H                3,306,000    2,264,946       0.0%
    Red Star Macalline Group Corp., Ltd. Class H                    290,200      389,682       0.0%
#*  Semiconductor Manufacturing International Corp.               4,418,600    5,682,730       0.1%
#*  Semiconductor Manufacturing International Corp. ADR              10,378       67,249       0.0%
#*  Shanghai Electric Group Co., Ltd. Class H                     1,302,000      472,709       0.0%
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H           240,500    1,304,553       0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H              443,900    1,211,701       0.0%
    Shengjing Bank Co., Ltd. Class H                                225,000      150,315       0.0%
    Shenzhou International Group Holdings, Ltd.                     574,000    6,265,919       0.1%
    Shimao Property Holdings, Ltd.                                2,297,871    6,078,016       0.1%
    Sino Biopharmaceutical, Ltd.                                  5,247,000   11,049,179       0.2%
    Sino-Ocean Group Holding, Ltd.                                2,194,000    1,523,429       0.0%
    Sinopec Engineering Group Co., Ltd. Class H                     812,500      837,689       0.0%
    Sinopec Shanghai Petrochemical Co., Ltd. Class H              3,763,000    2,498,665       0.0%
#   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR            7,418      489,703       0.0%
    Sinopharm Group Co., Ltd. Class H                             1,310,800    5,527,277       0.1%
    Sun Art Retail Group, Ltd.                                    3,039,500    3,416,253       0.1%
    Sunac China Holdings, Ltd.                                      953,000    4,048,084       0.1%
    Sunny Optical Technology Group Co., Ltd.                        536,000    8,746,249       0.1%
    Tencent Holdings, Ltd.                                        3,704,000  182,099,318       2.9%
    Tingyi Cayman Islands Holding Corp.                           2,732,000    5,177,692       0.1%
    Travelsky Technology, Ltd. Class H                              725,000    2,117,745       0.0%
    Tsingtao Brewery Co., Ltd. Class H                              204,000    1,056,188       0.0%
    Want Want China Holdings, Ltd.                                6,644,000    5,871,103       0.1%
    Weichai Power Co., Ltd. Class H                               3,416,800    3,955,449       0.1%
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H        520,519      985,658       0.0%
    Yanzhou Coal Mining Co., Ltd. Class H                         1,436,000    1,796,896       0.0%
    Yum China Holdings, Inc.                                        133,007    5,687,379       0.1%
    Zhejiang Expressway Co., Ltd. Class H                         1,332,000    1,367,856       0.0%
    Zhongsheng Group Holdings, Ltd.                                 475,000    1,361,670       0.0%
    Zhuzhou CRRC Times Electric Co., Ltd. Class H                   292,200    1,549,207       0.0%
    Zijin Mining Group Co., Ltd. Class H                          7,523,000    3,412,422       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
CHINA -- (Continued)
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                      724,400 $      311,153       0.0%
#*  ZTE Corp. Class H                                              454,885      1,028,040       0.0%
#   ZTO Express Cayman, Inc. ADR                                   160,011      2,640,182       0.0%
                                                                           --------------      ----
TOTAL CHINA                                                                 1,083,374,345      17.0%
                                                                           --------------      ----
COLOMBIA -- (0.4%)
    Banco de Bogota SA                                              48,940      1,210,888       0.0%
    Bancolombia SA                                                 263,306      3,112,104       0.0%
    Bancolombia SA Sponsored ADR                                   102,465      4,883,482       0.1%
    Cementos Argos SA                                              330,653      1,168,899       0.0%
    Ecopetrol SA                                                 3,327,922      3,672,739       0.1%
#   Ecopetrol SA Sponsored ADR                                     172,877      3,817,124       0.1%
    Grupo Argos SA                                                 179,087      1,275,115       0.0%
    Grupo Aval Acciones y Valores SA                                84,617        749,706       0.0%
    Grupo de Inversiones Suramericana SA                           255,008      3,538,758       0.1%
    Grupo Energia Bogota SA ESP                                  1,271,428        932,426       0.0%
    Grupo Nutresa SA                                               169,196      1,638,378       0.0%
    Interconexion Electrica SA ESP                                 613,721      3,163,696       0.1%
                                                                           --------------      ----
TOTAL COLOMBIA                                                                 29,163,315       0.5%
                                                                           --------------      ----
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                       305,092      7,791,155       0.1%
    Komercni Banka A.S.                                             43,650      1,883,248       0.1%
    Moneta Money Bank A.S.                                          30,234        108,675       0.0%
    O2 Czech Republic A.S.                                          70,083        958,018       0.0%
#   Philip Morris CR A.S.                                              755        579,447       0.0%
                                                                           --------------      ----
TOTAL CZECH REPUBLIC                                                           11,320,543       0.2%
                                                                           --------------      ----
EGYPT -- (0.1%)
#   Commercial International Bank Egypt S.A.E. GDR(5668287)      1,400,823      7,168,041       0.1%
    Commercial International Bank Egypt S.A.E. GDR(201712205)      116,260        596,414       0.0%
    Egyptian Financial Group-Hermes Holding Co. GDR(710232901)      13,986         38,714       0.0%
    Egyptian Financial Group-Hermes Holding Co. GDR(268425402)      22,886         64,309       0.0%
                                                                           --------------      ----
TOTAL EGYPT                                                                     7,867,478       0.1%
                                                                           --------------      ----
GREECE -- (0.3%)
*   Alpha Bank AE                                                  105,217        277,963       0.0%
*   Eurobank Ergasias SA                                               331            418       0.0%
*   FF Group                                                        12,618        239,231       0.0%
    Hellenic Petroleum SA                                          112,224      1,141,869       0.0%
    Hellenic Telecommunications Organization SA                    340,319      4,954,495       0.1%
    JUMBO SA                                                       168,373      3,081,978       0.1%
    Motor Oil Hellas Corinth Refineries SA                          96,253      2,293,424       0.0%
*   National Bank of Greece SA                                     128,189         53,293       0.0%
    OPAP SA                                                        278,698      3,334,722       0.1%
    Titan Cement Co. SA                                             61,385      1,616,559       0.0%
                                                                           --------------      ----
TOTAL GREECE                                                                   16,993,952       0.3%
                                                                           --------------      ----
HUNGARY -- (0.5%)
    MOL Hungarian Oil & Gas P.L.C.                               1,279,647     14,787,310       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
HUNGARY -- (Continued)
    OTP Bank P.L.C.                                                283,456 $12,359,633       0.2%
    Richter Gedeon Nyrt                                            117,849   2,379,672       0.1%
                                                                           -----------       ---
TOTAL HUNGARY                                                               29,526,615       0.5%
                                                                           -----------       ---
INDIA -- (11.7%)
*   3M India, Ltd.                                                      76      23,247       0.0%
*   5Paisa Capital, Ltd.                                             4,048      24,517       0.0%
    ABB India, Ltd.                                                 30,827     625,255       0.0%
    ACC, Ltd.                                                       48,206   1,140,541       0.0%
    Adani Enterprises, Ltd.                                        274,364     571,991       0.0%
*   Adani Green Energy, Ltd.                                       208,791      80,369       0.0%
    Adani Ports & Special Economic Zone, Ltd.                      833,961   5,064,627       0.1%
*   Adani Transmissions, Ltd.                                      272,206     681,921       0.0%
*   Aditya Birla Capital, Ltd.                                     324,352     773,343       0.0%
*   Aditya Birla Fashion and Retail, Ltd.                          411,628     901,487       0.0%
    Alkem Laboratories, Ltd.                                         6,502     191,520       0.0%
    Ambuja Cements, Ltd.                                           601,982   2,253,956       0.0%
    Apollo Hospitals Enterprise, Ltd.                               29,982     488,730       0.0%
    Ashok Leyland, Ltd.                                          2,765,773   6,779,657       0.1%
    Asian Paints, Ltd.                                             448,324   8,048,329       0.1%
    Aurobindo Pharma, Ltd.                                         625,132   5,992,507       0.1%
    Axis Bank, Ltd.                                              1,523,806  11,785,639       0.2%
    Bajaj Auto, Ltd.                                                98,805   4,345,378       0.1%
    Bajaj Finance, Ltd.                                            262,176   7,449,184       0.1%
    Bajaj Finserv, Ltd.                                             76,033   6,225,270       0.1%
    Bajaj Holdings & Investment, Ltd.                               60,666   2,449,696       0.0%
    Balkrishna Industries, Ltd.                                     53,481   1,020,132       0.0%
    Bank of Baroda                                                 408,484     904,079       0.0%
*   Bank of India                                                  242,165     374,374       0.0%
    Berger Paints India, Ltd.                                      347,022   1,487,797       0.0%
    Bharat Electronics, Ltd.                                       720,775   1,410,482       0.0%
    Bharat Forge, Ltd.                                             306,682   3,549,306       0.1%
    Bharat Heavy Electricals, Ltd.                               1,100,247   1,439,398       0.0%
    Bharat Petroleum Corp., Ltd.                                   829,380   4,786,755       0.1%
    Bharti Airtel, Ltd.                                          1,859,037  11,375,610       0.2%
    Bharti Infratel, Ltd.                                          713,002   3,371,024       0.1%
    Biocon, Ltd.                                                   121,818   1,210,964       0.0%
    Bosch, Ltd.                                                      7,147   2,071,978       0.0%
    Britannia Industries, Ltd.                                      31,591   2,606,067       0.0%
    Cadila Healthcare, Ltd.                                        362,605   2,238,363       0.0%
    Canara Bank                                                    181,947     719,905       0.0%
    Castrol India, Ltd.                                            247,880     721,694       0.0%
    Cholamandalam Investment and Finance Co., Ltd.                  70,179   1,818,323       0.0%
    Cipla, Ltd.                                                    555,658   5,026,107       0.1%
    Coal India, Ltd.                                               745,896   3,163,463       0.1%
    Colgate-Palmolive India, Ltd.                                  115,396   1,935,676       0.0%
    Container Corp. Of India, Ltd.                                  36,763     722,769       0.0%
    Cummins India, Ltd.                                             95,747   1,103,484       0.0%
    Dabur India, Ltd.                                              743,476   4,121,412       0.1%
    Dalmia Bharat, Ltd.                                             26,093   1,191,239       0.0%
    Dewan Housing Finance Corp., Ltd.                              341,630   3,258,595       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Divi's Laboratories, Ltd.                                      147,169 $ 2,637,087       0.0%
    DLF, Ltd.                                                      681,927   2,258,536       0.0%
    Dr Reddy's Laboratories, Ltd.                                   71,015   2,248,408       0.0%
#   Dr Reddy's Laboratories, Ltd. ADR                              148,465   4,796,904       0.1%
    Edelweiss Financial Services, Ltd.                             715,880   3,052,461       0.1%
    Eicher Motors, Ltd.                                             20,610   9,585,233       0.2%
    Emami, Ltd.                                                     90,332   1,506,285       0.0%
    Exide Industries, Ltd.                                         375,923   1,389,282       0.0%
    Federal Bank, Ltd.                                           2,004,333   2,941,108       0.1%
*   Future Retail, Ltd.                                            104,881     945,919       0.0%
    GAIL India, Ltd.                                               668,588   3,253,332       0.1%
    GAIL India, Ltd. GDR                                            51,184   1,503,920       0.0%
    Gillette India, Ltd.                                               353      34,512       0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.                       13,803   1,265,417       0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.                           13,217     462,834       0.0%
    Glenmark Pharmaceuticals, Ltd.                                  15,948     136,195       0.0%
    Godrej Consumer Products, Ltd.                                 337,726   5,637,844       0.1%
    Godrej Industries, Ltd.                                         71,533     642,239       0.0%
    Grasim Industries, Ltd.                                        302,268   4,907,112       0.1%
    Gruh Finance, Ltd.                                              92,408     932,772       0.0%
    Havells India, Ltd.                                            234,115   1,908,219       0.0%
    HCL Technologies, Ltd.                                         862,054  13,568,539       0.2%
    HDFC Bank, Ltd.                                              1,383,984  40,178,293       0.6%
    Hero Motocorp, Ltd.                                             85,976   4,793,451       0.1%
    Hindalco Industries, Ltd.                                    3,486,881  12,210,864       0.2%
    Hindustan Petroleum Corp., Ltd.                                801,193   3,641,636       0.1%
    Hindustan Unilever, Ltd.                                       992,915  22,261,640       0.4%
    Housing Development Finance Corp., Ltd.                      1,536,141  43,194,699       0.7%
    ICICI Bank, Ltd. Sponsored ADR                               1,069,869   9,104,581       0.2%
    ICICI Prudential Life Insurance Co., Ltd.                       72,511     461,804       0.0%
*   IDBI Bank, Ltd.                                                 97,901      96,377       0.0%
*   Idea Cellular, Ltd.                                          5,576,048   5,761,181       0.1%
    IDFC Bank, Ltd.                                              1,324,674     953,117       0.0%
    IIFL Holdings, Ltd.                                            111,769   1,280,458       0.0%
    Indiabulls Housing Finance, Ltd.                               656,568  12,801,450       0.2%
    Indian Bank                                                     99,818     479,551       0.0%
    Indian Oil Corp., Ltd.                                       1,522,278   3,680,285       0.1%
    Indraprastha Gas, Ltd.                                         240,300   1,029,957       0.0%
    IndusInd Bank, Ltd.                                            173,449   4,910,346       0.1%
    Infosys, Ltd.                                                1,805,229  32,365,991       0.5%
#   Infosys, Ltd. Sponsored ADR                                    847,888  14,982,181       0.2%
    InterGlobe Aviation, Ltd.                                       58,641   1,226,490       0.0%
    ITC, Ltd.                                                    4,651,621  19,622,074       0.3%
*   Jindal Steel & Power, Ltd.                                     372,123   1,389,326       0.0%
    JSW Steel, Ltd.                                              2,677,650  12,988,954       0.2%
    Kansai Nerolac Paints, Ltd.                                     70,642     526,951       0.0%
    Kotak Mahindra Bank, Ltd.                                      591,986  10,728,756       0.2%
    L&T Finance Holdings, Ltd.                                     792,785   2,044,980       0.0%
    Larsen & Toubro Infotech, Ltd.                                   4,977     116,517       0.0%
    Larsen & Toubro, Ltd.                                          593,379  12,439,802       0.2%
    LIC Housing Finance, Ltd.                                      817,984   6,675,692       0.1%
    Lupin, Ltd.                                                    355,461   4,301,707       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Mahindra & Mahindra Financial Services, Ltd.                   322,686 $ 2,537,247       0.0%
    Mahindra & Mahindra, Ltd.                                      649,954   8,469,387       0.1%
    Mangalore Refinery & Petrochemicals, Ltd.                      285,511     462,479       0.0%
    Marico, Ltd.                                                   748,884   3,726,064       0.1%
    Maruti Suzuki India, Ltd.                                      138,331  18,190,216       0.3%
*   Max Financial Services, Ltd.                                    11,034      85,528       0.0%
    Motherson Sumi Systems, Ltd.                                   864,629   4,559,776       0.1%
    Motilal Oswal Financial Services, Ltd.                          34,676     507,412       0.0%
    MRF, Ltd.                                                        2,969   3,540,303       0.1%
    Muthoot Finance, Ltd.                                          191,569   1,284,318       0.0%
    Natco Pharma, Ltd.                                               5,022      60,642       0.0%
    NBCC India, Ltd.                                               239,532     375,176       0.0%
    Nestle India, Ltd.                                              37,106   5,220,454       0.1%
    NHPC, Ltd.                                                   2,269,230     968,508       0.0%
    NTPC, Ltd.                                                   1,319,738   3,395,483       0.1%
    Oil & Natural Gas Corp., Ltd.                                  990,901   2,675,461       0.1%
    Oil India, Ltd.                                                271,393     943,418       0.0%
*   Oracle Financial Services Software, Ltd.                        23,161   1,479,648       0.0%
    Page Industries, Ltd.                                            5,038   1,817,840       0.0%
    Petronet LNG, Ltd.                                           1,094,125   3,707,040       0.1%
    Pidilite Industries, Ltd.                                      195,176   3,155,809       0.1%
    Piramal Enterprises, Ltd.                                       72,015   2,793,378       0.1%
    Power Finance Corp., Ltd.                                      860,631   1,130,472       0.0%
    Power Grid Corp. of India, Ltd.                              1,969,562   6,116,435       0.1%
*   Praxis Home Retail, Ltd.                                         1,458       6,206       0.0%
    Procter & Gamble Hygiene & Health Care, Ltd.                    10,367   1,482,635       0.0%
*   Punjab National Bank                                           669,278     953,141       0.0%
    Rajesh Exports, Ltd.                                           146,511   1,488,293       0.0%
    Ramco Cements, Ltd. (The)                                       41,801     516,045       0.0%
    RBL Bank, Ltd.                                                  65,034     511,149       0.0%
    Reliance Capital, Ltd.                                         128,364     831,525       0.0%
*   Reliance Home Finance, Ltd.                                    174,706     161,812       0.0%
    Reliance Industries, Ltd.                                    3,162,713  45,461,821       0.7%
    Reliance Industries, Ltd. GDR                                    3,374      97,509       0.0%
    Rural Electrification Corp., Ltd.                            1,952,124   3,715,771       0.1%
    Shree Cement, Ltd.                                              10,928   2,767,750       0.1%
    Shriram City Union Finance, Ltd.                                 1,315      47,503       0.0%
    Shriram Transport Finance Co., Ltd.                            157,374   3,780,617       0.1%
    Siemens, Ltd.                                                   50,501     849,282       0.0%
    State Bank of India                                          1,586,800   5,827,519       0.1%
*   Steel Authority of India, Ltd.                                 770,722     888,224       0.0%
    Sun Pharmaceutical Industries, Ltd.                            602,527   4,754,194       0.1%
    Sun TV Network, Ltd.                                           129,047   1,693,464       0.0%
*   Sundaram Finance Holdings, Ltd.                                 27,690      61,176       0.0%
    Sundaram Finance, Ltd.                                          27,690     730,567       0.0%
    Tata Communications, Ltd.                                       76,225     706,844       0.0%
    Tata Consultancy Services, Ltd.                                702,461  37,048,009       0.6%
    Tata Global Beverages, Ltd.                                     36,041     160,131       0.0%
*   Tata Motors, Ltd.                                            1,650,833   8,353,434       0.1%
*   Tata Motors, Ltd. Sponsored ADR                                 41,094   1,032,281       0.0%
    Tata Power Co., Ltd. (The)                                   2,311,735   3,031,235       0.1%
    Tata Steel, Ltd.(6101156)                                    1,295,722  11,475,313       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
INDIA -- (Continued)
*   Tata Steel, Ltd.(BD3NJK9)                                        89,360 $    212,889       0.0%
    Tech Mahindra, Ltd.                                             790,878    7,896,514       0.1%
    Titan Co., Ltd.                                                 364,783    5,346,159       0.1%
    Torrent Pharmaceuticals, Ltd.                                    94,358    2,005,784       0.0%
    TVS Motor Co., Ltd.                                              97,703      974,290       0.0%
    Ultratech Cement, Ltd.                                           79,522    4,871,983       0.1%
    United Breweries, Ltd.                                           54,550      974,986       0.0%
*   United Spirits, Ltd.                                             67,614    3,668,497       0.1%
    UPL, Ltd.                                                       812,040    8,875,426       0.1%
    Vakrangee, Ltd.                                                 367,011      547,574       0.0%
    Vedanta, Ltd.                                                 2,958,495   13,134,357       0.2%
    Voltas, Ltd.                                                     77,532      742,171       0.0%
    Whirlpool of India, Ltd.                                          2,154       51,028       0.0%
    Wipro, Ltd.                                                   1,408,295    5,843,049       0.1%
    Yes Bank, Ltd.                                                2,730,973   14,698,614       0.2%
    Zee Entertainment Enterprises, Ltd.                             608,477    5,374,919       0.1%
                                                                            ------------      ----
TOTAL INDIA                                                                  770,243,613      12.1%
                                                                            ------------      ----
INDONESIA -- (2.4%)
    Adaro Energy Tbk PT                                          53,869,600    7,054,285       0.1%
    AKR Corporindo Tbk PT                                           120,100       42,054       0.0%
    Astra Agro Lestari Tbk PT                                     1,267,944    1,162,461       0.0%
    Astra International Tbk PT                                   22,239,310   11,382,678       0.2%
    Bank Central Asia Tbk PT                                      9,568,000   15,129,700       0.3%
    Bank Danamon Indonesia Tbk PT                                 4,531,379    2,160,025       0.0%
    Bank Mandiri Persero Tbk PT                                  17,401,834    8,814,974       0.2%
    Bank Negara Indonesia Persero Tbk PT                         10,722,322    6,173,010       0.1%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT          1,514,200      224,073       0.0%
    Bank Rakyat Indonesia Persero Tbk PT                         63,168,800   14,564,731       0.2%
    Bank Tabungan Negara Persero Tbk PT                           7,450,900    1,660,489       0.0%
*   Barito Pacific Tbk PT                                        10,393,800    1,837,817       0.0%
*   Bayan Resources Tbk PT                                           79,500       62,830       0.0%
    Bukit Asam Tbk PT                                             8,340,900    1,928,295       0.0%
    Bumi Serpong Damai Tbk PT                                    11,318,200    1,366,721       0.0%
    Charoen Pokphand Indonesia Tbk PT                            12,216,600    3,220,627       0.1%
    Gudang Garam Tbk PT                                             812,100    4,034,408       0.1%
    Indah Kiat Pulp & Paper Corp. Tbk PT                          3,159,000    2,982,502       0.1%
    Indo Tambangraya Megah Tbk PT                                   194,700      329,949       0.0%
    Indocement Tunggal Prakarsa Tbk PT                            1,467,400    1,857,011       0.0%
    Indofood CBP Sukses Makmur Tbk PT                             3,456,800    2,147,581       0.0%
    Indofood Sukses Makmur Tbk PT                                14,721,500    7,360,316       0.1%
    Indosat Tbk PT                                                1,720,800      466,396       0.0%
    Jasa Marga Persero Tbk PT                                     3,871,113    1,210,154       0.0%
    Kalbe Farma Tbk PT                                           27,775,800    2,998,521       0.1%
    Matahari Department Store Tbk PT                              2,898,700    2,146,267       0.0%
    Mayora Indah Tbk PT                                          19,330,125    4,094,763       0.1%
    Media Nusantara Citra Tbk PT                                  7,939,500      751,128       0.0%
    Mitra Keluarga Karyasehat Tbk PT                              2,215,000      306,077       0.0%
    Pakuwon Jati Tbk PT                                          46,392,900    1,961,016       0.0%
    Perusahaan Gas Negara Persero Tbk                            12,012,100    1,700,361       0.0%
    Semen Baturaja Persero Tbk PT                                 1,298,200      390,892       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
INDONESIA -- (Continued)
    Semen Indonesia Persero Tbk PT                                4,604,700 $  3,180,396       0.1%
    Sinar Mas Agro Resources & Technology Tbk PT                  1,096,400      291,610       0.0%
    Surya Citra Media Tbk PT                                      8,854,700    1,620,779       0.0%
    Telekomunikasi Indonesia Persero Tbk PT                      37,216,900   10,155,539       0.2%
#   Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR           196,768    5,361,928       0.1%
    Tower Bersama Infrastructure Tbk PT                           2,551,800    1,016,311       0.0%
    Unilever Indonesia Tbk PT                                     2,015,700    6,699,496       0.1%
    United Tractors Tbk PT                                        4,537,396   11,070,718       0.2%
*   Vale Indonesia Tbk PT                                         2,598,200      584,175       0.0%
    Waskita Karya Persero Tbk PT                                 12,515,379    1,977,022       0.0%
*   XL Axiata Tbk PT                                             10,996,700    1,666,718       0.0%
                                                                            ------------       ---
TOTAL INDONESIA                                                              155,146,804       2.4%
                                                                            ------------       ---
MALAYSIA -- (3.0%)
    Affin Bank Bhd                                                  548,300      350,894       0.0%
    AirAsia Group Bhd                                             5,016,800    4,901,000       0.1%
    Alliance Bank Malaysia Bhd                                    1,209,400    1,335,154       0.0%
    AMMB Holdings Bhd                                             2,508,759    2,477,790       0.0%
    Astro Malaysia Holdings Bhd                                   2,488,700    1,205,255       0.0%
    Axiata Group Bhd                                              4,014,602    5,386,664       0.1%
    Batu Kawan Bhd                                                  105,400      493,784       0.0%
    BIMB Holdings Bhd                                             1,138,455    1,209,120       0.0%
    Boustead Holdings Bhd                                           264,800      173,035       0.0%
#   British American Tobacco Malaysia Bhd                           236,000    1,471,503       0.0%
    CIMB Group Holdings Bhd                                       4,570,655    8,329,809       0.1%
    Dialog Group BHD                                              1,487,318    1,162,239       0.0%
#   DiGi.Com Bhd                                                  5,082,520    5,965,676       0.1%
    Felda Global Ventures Holdings Bhd                            4,302,300    1,861,956       0.0%
    Fraser & Neave Holdings Bhd                                      47,800      437,883       0.0%
    Gamuda Bhd                                                    2,144,600    2,800,334       0.1%
    Genting Bhd                                                   4,743,900   10,773,359       0.2%
    Genting Malaysia Bhd                                          3,824,300    4,979,133       0.1%
#   Genting Plantations Bhd                                         378,500      955,293       0.0%
#   HAP Seng Consolidated Bhd                                     1,001,300    2,491,453       0.0%
#   Hartalega Holdings Bhd                                        2,213,600    3,294,488       0.1%
    Hong Leong Bank Bhd                                             446,566    2,152,957       0.0%
    Hong Leong Financial Group Bhd                                  680,183    3,357,916       0.1%
#   IHH Healthcare Bhd                                            1,455,900    2,249,303       0.0%
    IJM Corp. Bhd                                                 4,270,962    3,233,311       0.1%
#   Inari Amertron Bhd                                            2,004,000      868,017       0.0%
    IOI Corp. Bhd                                                 3,931,105    4,775,930       0.1%
    IOI Properties Group Bhd                                      2,614,929    1,038,419       0.0%
    Kuala Lumpur Kepong Bhd                                         495,300    3,209,974       0.1%
*   Lafarge Malayan Bhd                                              16,380       17,557       0.0%
    Malayan Banking Bhd                                           4,708,636   12,908,567       0.2%
    Malaysia Airports Holdings Bhd                                1,240,841    2,842,749       0.1%
    Malaysia Building Society Bhd                                 1,759,800      513,663       0.0%
    Maxis Bhd                                                     2,881,400    4,267,352       0.1%
    MISC Bhd                                                      1,880,198    3,414,064       0.1%
    MMC Corp. Bhd                                                 1,730,200      630,272       0.0%
    My EG Services Bhd                                            3,146,800    2,086,610       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
MALAYSIA -- (Continued)
    Nestle Malaysia Bhd                                              35,700 $  1,254,056       0.0%
    Petronas Chemicals Group Bhd                                  3,389,400    7,281,749       0.1%
    Petronas Dagangan BHD                                           351,300    2,411,485       0.0%
    Petronas Gas Bhd                                                890,500    4,029,123       0.1%
    PPB Group Bhd                                                   751,800    3,678,658       0.1%
#   Press Metal Aluminium Holdings Bhd                            1,771,200    2,160,951       0.0%
    Public Bank Bhd                                               3,656,014   22,122,427       0.4%
#   QL Resources Bhd                                                502,190      656,878       0.0%
    RHB Bank Bhd                                                  1,308,605    1,759,565       0.0%
#   Sapura Energy Bhd                                             1,536,800      247,410       0.0%
    Sime Darby Bhd                                                1,829,561    1,239,025       0.0%
    Sime Darby Plantation Bhd                                     3,018,761    4,279,290       0.1%
    Sime Darby Property Bhd                                       3,018,761    1,143,777       0.0%
    SP Setia Bhd Group                                            1,255,149    1,016,295       0.0%
#   Sunway Bhd                                                    2,531,825      971,108       0.0%
    Telekom Malaysia Bhd                                          1,435,664    1,931,103       0.0%
#   Tenaga Nasional Bhd                                           4,375,250   17,617,707       0.3%
    Top Glove Corp. Bhd                                           1,101,700    2,659,558       0.1%
*   UMW Holdings Bhd                                              1,257,866    1,952,906       0.0%
    United Plantations Bhd                                           49,700      337,280       0.0%
    Westports Holdings Bhd                                        1,553,100    1,312,164       0.0%
    YTL Corp. Bhd                                                14,205,299    5,221,048       0.1%
#   YTL Power International Bhd                                   2,843,597      664,025       0.0%
                                                                            ------------       ---
TOTAL MALAYSIA                                                               195,570,071       3.1%
                                                                            ------------       ---
MEXICO -- (3.7%)
    Alfa S.A.B. de C.V. Class A                                   7,708,309    9,875,446       0.2%
    America Movil S.A.B. de C.V. Series L                        48,207,854   44,593,821       0.7%
    America Movil S.A.B. de C.V. Series L ADR                       109,448    2,023,694       0.0%
    Arca Continental S.A.B. de C.V.                                 562,184    3,874,135       0.1%
#   Banco Santander Mexico SA Institucion de Banca Multiple
      Grupo Financiero Santand Class B                            2,749,646    4,068,148       0.1%
#*  Cemex S.A.B. de C.V.                                         19,131,714   11,938,109       0.2%
    Coca-Cola Femsa S.A.B. de C.V. Series L                         365,012    2,367,439       0.0%
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                     22,737    1,492,457       0.0%
#   El Puerto de Liverpool S.A.B. de C.V.                           262,611    1,743,574       0.0%
    Fomento Economico Mexicano S.A.B. de C.V.                     1,733,500   16,772,323       0.3%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR          37,589    3,633,353       0.1%
#   Gruma S.A.B. de C.V. Class B                                    573,607    7,013,801       0.1%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR              13,641    1,420,983       0.0%
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B         462,543    4,804,973       0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR               32,374    5,820,845       0.1%
#   Grupo Bimbo S.A.B. de C.V. Series A                           2,085,945    4,846,223       0.1%
#   Grupo Carso S.A.B. de C.V. Series A1                            805,914    2,918,209       0.0%
#   Grupo Elektra S.A.B. de C.V.                                     95,655    2,615,545       0.0%
#   Grupo Financiero Banorte S.A.B. de C.V.                       2,449,511   15,318,899       0.2%
#   Grupo Financiero Inbursa S.A.B. de C.V.                       3,829,726    6,374,669       0.1%
#   Grupo Lala S.A.B. de C.V.                                     1,099,455    1,403,856       0.0%
    Grupo Mexico S.A.B. de C.V. Series B                          6,360,255   21,057,958       0.3%
#   Grupo Televisa S.A.B. Series CPO                              3,641,138   13,061,881       0.2%
#   Grupo Televisa S.A.B. Sponsored ADR                             135,493    2,428,035       0.0%
#*  Impulsora del Desarrollo y El Empleo en America Latina
      S.A.B. de C.V.                                              2,339,450    4,164,265       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
MEXICO -- (Continued)
    Industrias Penoles S.A.B. de C.V.                               365,578 $  7,681,965       0.1%
    Infraestructura Energetica Nova S.A.B. de C.V.                  759,365    3,346,118       0.1%
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A               2,348,560    4,255,827       0.1%
*   La Comer S.A.B. de C.V.                                          11,756       12,201       0.0%
    Megacable Holdings S.A.B. de C.V.                               252,934    1,162,152       0.0%
    Mexichem S.A.B. de C.V. Series *                              2,747,350    8,586,364       0.1%
#*  Organizacion Soriana S.A.B. de C.V. Class B                   1,083,351    2,001,952       0.0%
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(2393388)                                                 284,767    2,918,770       0.1%
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(BP85573)                                                   3,236       22,440       0.0%
    Wal-Mart de Mexico S.A.B. de C.V.                             7,198,435   20,014,844       0.3%
                                                                            ------------       ---
TOTAL MEXICO                                                                 245,635,274       3.8%
                                                                            ------------       ---
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR                                       15,158      194,026       0.0%
    Cia de Minas Buenaventura SAA ADR                               139,674    2,227,800       0.0%
    Credicorp, Ltd.                                                  78,885   18,339,974       0.3%
*   Grana y Montero SAA Sponsored ADR                               108,988      362,930       0.0%
                                                                            ------------       ---
TOTAL PERU                                                                    21,124,730       0.3%
                                                                            ------------       ---
PHILIPPINES -- (1.2%)
    Aboitiz Equity Ventures, Inc.                                 2,290,670    3,077,655       0.1%
    Aboitiz Power Corp.                                           1,888,900    1,384,537       0.0%
*   Alliance Global Group, Inc.                                   9,703,400    2,444,017       0.1%
    Ayala Corp.                                                     321,242    5,975,425       0.1%
    Ayala Land, Inc.                                              9,812,818    7,710,826       0.1%
    Bank of the Philippine Islands                                  990,562    2,004,933       0.0%
    BDO Unibank, Inc.                                             1,519,302    3,853,621       0.1%
    Bloomberry Resorts Corp.                                        960,400      227,499       0.0%
    DMCI Holdings, Inc.                                          10,645,700    2,262,849       0.0%
*   DoubleDragon Properties Corp.                                    88,000       53,017       0.0%
    Emperador, Inc.                                               1,850,900      257,308       0.0%
    Energy Development Corp.                                      2,973,913      310,076       0.0%
    Globe Telecom, Inc.                                              62,495    1,860,624       0.0%
    GT Capital Holdings, Inc.                                       142,875    2,895,784       0.1%
    International Container Terminal Services, Inc.               1,287,400    2,099,793       0.0%
    JG Summit Holdings, Inc.                                      2,849,560    3,510,219       0.1%
    Jollibee Foods Corp.                                            695,840    3,824,048       0.1%
    LT Group, Inc.                                                4,387,900    1,711,096       0.0%
    Manila Electric Co.                                             335,730    2,084,183       0.0%
    Megaworld Corp.                                              18,359,400    1,593,161       0.0%
    Metro Pacific Investments Corp.                              18,788,700    1,847,919       0.0%
    Metropolitan Bank & Trust Co.                                 1,261,427    2,066,045       0.0%
*   Philippine National Bank                                         73,048       73,907       0.0%
    PLDT, Inc.                                                       87,155    2,439,137       0.1%
    PLDT, Inc. Sponsored ADR                                         64,443    1,771,538       0.0%
    Puregold Price Club, Inc.                                     1,734,500    1,586,048       0.0%
    Robinsons Land Corp.                                          3,184,682    1,098,324       0.0%
    Robinsons Retail Holdings, Inc.                                 541,860      951,866       0.0%
    San Miguel Corp.                                              1,462,960    3,942,543       0.1%
    Security Bank Corp.                                             356,280    1,434,679       0.0%
    Semirara Mining & Power Corp.                                 1,900,100    1,131,767       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
PHILIPPINES -- (Continued)
    SM Investments Corp.                                           249,883 $  4,518,638       0.1%
    SM Prime Holdings, Inc.                                      8,589,810    5,660,749       0.1%
*   Top Frontier Investment Holdings, Inc.                          42,789      217,951       0.0%
    Universal Robina Corp.                                       1,282,840    3,481,534       0.1%
                                                                           ------------       ---
TOTAL PHILIPPINES                                                            81,363,316       1.3%
                                                                           ------------       ---
POLAND -- (1.6%)
*   Alior Bank SA                                                  216,989    4,365,444       0.1%
*   AmRest Holdings SE                                                 344       45,069       0.0%
    Bank Handlowy w Warszawie SA                                    45,291    1,068,951       0.0%
*   Bank Millennium SA                                           1,319,118    3,207,316       0.1%
    Bank Pekao SA                                                  120,869    4,011,266       0.1%
#   Bank Zachodni WBK SA                                            44,055    4,647,734       0.1%
    Budimex SA                                                       1,450       77,407       0.0%
    CCC SA                                                          36,838    2,706,096       0.0%
    CD Projekt SA                                                   88,611    3,127,045       0.0%
    Cyfrowy Polsat SA                                              442,307    3,225,913       0.1%
    Enea SA                                                        154,249      456,922       0.0%
    Grupa Azoty SA                                                  95,471    1,452,997       0.0%
    Grupa Lotos SA                                                 352,784    5,526,759       0.1%
#   ING Bank Slaski SA                                              37,589    2,104,879       0.0%
*   Jastrzebska Spolka Weglowa SA                                  115,275    2,703,064       0.0%
    KGHM Polska Miedz SA                                           353,608    9,373,064       0.1%
#   LPP SA                                                           1,669    4,340,459       0.1%
*   mBank SA                                                        31,312    3,812,466       0.1%
*   Orange Polska SA                                               888,457    1,330,093       0.0%
*   PGE Polska Grupa Energetyczna SA                             2,140,775    6,364,399       0.1%
    Polski Koncern Naftowy Orlen S.A.                              565,808   14,411,063       0.2%
    Polskie Gornictwo Naftowe i Gazownictwo SA                   2,283,734    4,008,266       0.1%
*   Powszechna Kasa Oszczednosci Bank Polski SA                    760,338    9,026,846       0.1%
    Powszechny Zaklad Ubezpieczen SA                               808,411    9,827,856       0.2%
#*  Tauron Polska Energia SA                                     2,675,765    1,785,694       0.0%
                                                                           ------------       ---
TOTAL POLAND                                                                103,007,068       1.6%
                                                                           ------------       ---
RUSSIA -- (1.5%)
    Gazprom PJSC Sponsored ADR(5140989)                          2,397,765   11,064,463       0.2%
    Gazprom PJSC Sponsored ADR(368287207)                          263,846    1,203,138       0.0%
*   Lenta, Ltd.(BJ621Y903)                                          30,830      173,198       0.0%
*   Lenta, Ltd.(BJ621Y3)                                            44,444      250,220       0.0%
    Lukoil PJSC Sponsored ADR(BYZDW2900)                           171,816   11,452,518       0.2%
    Lukoil PJSC Sponsored ADR(BYZF386)                              18,628    1,227,399       0.0%
    Magnitogorsk Iron & Steel Works PJSC Sponsored GDR             199,210    1,982,508       0.0%
*   Mail.Ru Group, Ltd. GDR                                            981       31,000       0.0%
    MegaFon PJSC GDR                                               139,778    1,237,806       0.0%
    MMC Norilsk Nickel PJSC ADR(BYSW6D901)                         406,377    6,983,900       0.1%
    MMC Norilsk Nickel PJSC ADR(BYSW6M9)                            36,191      616,695       0.0%
    Novatek PJSC GDR                                                46,176    5,865,108       0.1%
    Novolipetsk Steel PJSC GDR                                     123,601    3,150,161       0.1%
    Phosagro PJSC GDR                                               83,207    1,199,864       0.0%
    Rosneft Oil Co. PJSC GDR                                       700,727    4,262,514       0.1%
    Rostelecom PJSC Sponsored ADR(B114RM8)                          78,867      482,181       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
RUSSIA -- (Continued)
    Rostelecom PJSC Sponsored ADR(778529107)                        20,806 $   129,933       0.0%
    RusHydro PJSC ADR(BYZ5W4903)                                 1,251,910   1,424,090       0.0%
    RusHydro PJSC ADR(782183404)                                    12,131      13,708       0.0%
    Sberbank of Russia PJSC Sponsored ADR                        1,818,206  26,884,454       0.4%
    Severstal PJSC GDR                                             191,829   3,053,087       0.0%
    Tatneft PJSC Sponsored ADR                                     154,215   9,905,170       0.2%
    VTB Bank PJSC GDR(B1W7FX3)                                   1,358,280   2,540,678       0.0%
    VTB Bank PJSC GDR(46630Q202)                                 1,913,221   3,581,550       0.1%
                                                                           -----------       ---
TOTAL RUSSIA                                                                98,715,343       1.5%
                                                                           -----------       ---
SOUTH AFRICA -- (8.0%)
    Anglo American Platinum, Ltd.                                   87,480   2,347,538       0.0%
    AngloGold Ashanti, Ltd.                                         30,125     269,277       0.0%
    AngloGold Ashanti, Ltd. Sponsored ADR                        1,637,102  14,701,176       0.2%
    Aspen Pharmacare Holdings, Ltd.                                574,874  12,395,232       0.2%
    Assore, Ltd.                                                    23,402     577,694       0.0%
    AVI, Ltd.                                                      429,602   3,929,505       0.1%
    Barclays Africa Group, Ltd.                                  2,048,355  30,002,817       0.5%
    Bid Corp., Ltd.                                                694,776  15,971,661       0.2%
    Bidvest Group, Ltd. (The)                                      873,084  17,102,966       0.3%
*   Brait SE                                                         7,826      27,042       0.0%
#   Capitec Bank Holdings, Ltd.                                     75,595   5,381,911       0.1%
    Clicks Group, Ltd.                                             378,720   6,474,946       0.1%
    Discovery, Ltd.                                                595,256   8,265,049       0.1%
    Distell Group, Ltd.                                             54,658     584,329       0.0%
    Exxaro Resources, Ltd.                                         494,393   4,385,252       0.1%
    FirstRand, Ltd.                                              4,821,116  25,819,616       0.4%
    Foschini Group, Ltd. (The)                                     102,151   1,757,556       0.0%
    Gold Fields, Ltd. Sponsored ADR                              3,443,277  13,153,318       0.2%
    Imperial Holdings, Ltd.                                        583,684  11,227,792       0.2%
    Investec, Ltd.                                                 684,825   5,402,130       0.1%
#   Kumba Iron Ore, Ltd.                                           164,394   3,511,858       0.1%
    Liberty Holdings, Ltd.                                         302,881   3,223,348       0.1%
    Life Healthcare Group Holdings, Ltd.                         3,525,337   8,310,217       0.1%
    MMI Holdings, Ltd.                                           2,167,694   3,858,886       0.1%
    Mondi, Ltd.                                                    303,793   8,863,114       0.1%
    Mr. Price Group, Ltd.                                          421,817   9,256,285       0.1%
    MTN Group, Ltd.                                              3,210,942  32,227,237       0.5%
    Naspers, Ltd. Class N                                          341,078  83,093,265       1.3%
    Nedbank Group, Ltd.                                            545,382  13,006,271       0.2%
#   NEPI Rockcastle P.L.C.                                         366,756   4,041,920       0.1%
    Netcare, Ltd.                                                2,825,287   7,035,210       0.1%
    Novus Holdings, Ltd.                                            82,866      26,633       0.0%
    Pick n Pay Stores, Ltd.                                        261,842   1,695,090       0.0%
    Pioneer Foods Group, Ltd.                                      145,145   1,411,602       0.0%
    PSG Group, Ltd.                                                158,836   2,857,844       0.0%
    Sanlam, Ltd.                                                 2,016,187  12,736,290       0.2%
    Sappi, Ltd.                                                  1,675,815  10,694,494       0.2%
    Sasol, Ltd.                                                    143,763   5,139,148       0.1%
#   Sasol, Ltd. Sponsored ADR                                      776,248  27,580,091       0.4%
    Shoprite Holdings, Ltd.                                        905,692  18,019,475       0.3%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
#*  Sibanye Gold, Ltd.                                           3,894,346 $  3,413,624       0.1%
    SPAR Group, Ltd. (The)                                         284,382    4,818,194       0.1%
    Standard Bank Group, Ltd.                                    2,064,368   35,405,121       0.6%
#   Steinhoff International Holdings NV                          3,896,458      600,199       0.0%
    Telkom SA SOC, Ltd.                                            482,180    2,202,042       0.0%
    Tiger Brands, Ltd.                                             311,532    9,736,428       0.2%
    Truworths International, Ltd.                                  979,184    8,005,395       0.1%
    Vodacom Group, Ltd.                                            750,143    9,378,212       0.1%
    Woolworths Holdings, Ltd.                                    2,502,184   12,859,059       0.2%
                                                                           ------------       ---
TOTAL SOUTH AFRICA                                                          522,783,359       8.2%
                                                                           ------------       ---
SOUTH KOREA -- (17.4%)
    Amorepacific Corp.                                              30,623    9,963,548       0.2%
    AMOREPACIFIC Group                                              42,761    5,698,227       0.1%
    BGF Co., Ltd.                                                  216,994    2,567,404       0.0%
    BNK Financial Group, Inc.                                      377,365    3,672,403       0.1%
#*  Celltrion Pharm, Inc.                                            7,682      617,420       0.0%
#*  Celltrion, Inc.                                                 86,084   21,595,636       0.3%
#*  Chabiotech Co., Ltd.                                             9,715      193,081       0.0%
    Cheil Worldwide, Inc.                                           57,841    1,029,771       0.0%
#   CJ CGV Co., Ltd.                                                18,162    1,260,640       0.0%
#   CJ CheilJedang Corp.                                            18,671    5,969,542       0.1%
    CJ Corp.                                                        44,364    6,720,874       0.1%
    CJ E&M Corp.                                                    29,913    2,523,791       0.0%
#*  CJ Logistics Corp.                                              14,891    2,171,060       0.0%
    CJ O Shopping Co., Ltd.                                          2,962      617,858       0.0%
    Com2uSCorp                                                      12,702    1,892,652       0.0%
    Coway Co., Ltd.                                                 80,403    6,570,555       0.1%
    Cuckoo Holdings Co., Ltd.                                        1,093      121,416       0.0%
*   Cuckoo Homesys Co., Ltd.                                           922      183,110       0.0%
    Daelim Industrial Co., Ltd.                                     39,953    3,206,374       0.1%
*   Daewoo Engineering & Construction Co., Ltd.                    136,911      810,204       0.0%
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.              16,540      367,175       0.0%
    DB Insurance Co., Ltd.                                         149,451    8,772,778       0.1%
    DGB Financial Group, Inc.                                      228,009    2,548,381       0.0%
#   Dongsuh Cos., Inc.                                              15,171      390,170       0.0%
    Dongwon Systems Corp.                                              417       17,518       0.0%
    Doosan Corp.                                                    21,369    2,409,877       0.0%
#*  Doosan Heavy Industries & Construction Co., Ltd.               191,142    3,186,197       0.1%
#*  Doosan Infracore Co., Ltd.                                     492,270    4,683,968       0.1%
    Douzone Bizon Co., Ltd.                                          4,142      190,514       0.0%
    E-MART, Inc.                                                    19,767    4,976,037       0.1%
    Grand Korea Leisure Co., Ltd.                                   38,572      980,688       0.0%
    Green Cross Corp.                                                2,754      555,969       0.0%
#   Green Cross Holdings Corp.                                      22,011      783,501       0.0%
#   GS Engineering & Construction Corp.                             78,919    2,995,710       0.1%
    GS Holdings Corp.                                              180,713   10,344,237       0.2%
    GS Home Shopping, Inc.                                           4,597      746,146       0.0%
#   GS Retail Co., Ltd.                                             49,567    1,721,927       0.0%
    Hana Financial Group, Inc.                                     480,370   21,344,370       0.3%
#*  Hanall Biopharma Co., Ltd.                                       7,801      220,712       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Hankook Tire Co., Ltd.                                       122,536 $ 5,659,140       0.1%
    Hanmi Pharm Co., Ltd.                                          3,042   1,316,900       0.0%
    Hanmi Science Co., Ltd.                                        5,273     381,612       0.0%
    Hanon Systems                                                266,528   2,706,782       0.1%
#   Hanssem Co., Ltd.                                             16,476   1,792,444       0.0%
#*  Hanwha Aerospace Co., Ltd.                                    50,134   1,123,819       0.0%
    Hanwha Chemical Corp.                                        222,590   5,983,752       0.1%
    Hanwha Corp.                                                 185,255   6,887,740       0.1%
    Hanwha Life Insurance Co., Ltd.                              845,510   4,913,263       0.1%
    Hite Jinro Co., Ltd.                                          56,016   1,139,577       0.0%
#*  HLB, Inc.                                                     12,951   1,458,104       0.0%
    Hotel Shilla Co., Ltd.                                        27,295   2,935,921       0.1%
*   Hugel, Inc.                                                    2,135   1,002,156       0.0%
    Hyosung Corp.                                                 62,471   7,642,725       0.1%
*   Hyundai Construction Equipment Co., Ltd.                       8,892   1,569,060       0.0%
    Hyundai Department Store Co., Ltd.                            29,795   2,872,920       0.1%
    Hyundai Development Co-Engineering & Construction            110,630   4,806,172       0.1%
#   Hyundai Engineering & Construction Co., Ltd.                 188,181  11,144,688       0.2%
    Hyundai Glovis Co., Ltd.                                      25,586   4,020,795       0.1%
    Hyundai Greenfood Co., Ltd.                                   38,183     548,373       0.0%
*   Hyundai Heavy Industries Co., Ltd.                            52,698   5,833,795       0.1%
*   Hyundai Heavy Industries Holdings Co., Ltd.                   21,736   8,540,628       0.1%
    Hyundai Home Shopping Network Corp.                            5,020     508,301       0.0%
    Hyundai Marine & Fire Insurance Co., Ltd.                    191,326   6,835,521       0.1%
#*  Hyundai Merchant Marine Co., Ltd.                            124,410     701,390       0.0%
#*  Hyundai Mipo Dockyard Co., Ltd.                               16,531   1,372,832       0.0%
    Hyundai Mobis Co., Ltd.                                       61,715  14,292,178       0.2%
#   Hyundai Motor Co.                                            144,321  21,525,156       0.3%
#*  Hyundai Rotem Co., Ltd.                                       32,868     819,735       0.0%
    Hyundai Steel Co.                                            191,753  10,837,981       0.2%
#   Hyundai Wia Corp.                                             25,756   1,289,903       0.0%
#   Iljin Materials Co., Ltd.                                     17,651     547,074       0.0%
#   Industrial Bank of Korea                                     364,871   5,721,841       0.1%
    Innocean Worldwide, Inc.                                       3,114     193,061       0.0%
    IS Dongseo Co., Ltd.                                           8,114     247,392       0.0%
    Jeil Pharmaceutical Co., Ltd.                                    157       5,903       0.0%
    Kakao Corp.                                                   25,354   2,608,823       0.0%
#   Kakao M Corp.                                                  7,273     607,647       0.0%
#   Kangwon Land, Inc.                                           104,801   2,827,159       0.1%
    KB Financial Group, Inc.                                     319,263  18,138,931       0.3%
    KB Financial Group, Inc. ADR                                  73,512   4,146,077       0.1%
    KCC Corp.                                                      8,160   2,978,568       0.1%
#   KEPCO Plant Service & Engineering Co., Ltd.                   17,268     816,404       0.0%
    Kia Motors Corp.                                             384,791  11,880,302       0.2%
#   KIWOOM Securities Co., Ltd.                                   19,696   2,161,930       0.0%
    Kolon Industries, Inc.                                        33,244   2,118,057       0.0%
#*  Komipharm International Co., Ltd.                             20,283     737,250       0.0%
#*  Korea Aerospace Industries, Ltd.                              37,044   1,488,693       0.0%
    Korea Electric Power Corp.                                   216,158   7,561,584       0.1%
    Korea Electric Power Corp. Sponsored ADR                     130,759   2,273,899       0.0%
*   Korea Gas Corp.                                               48,786   2,493,620       0.0%
    Korea Investment Holdings Co., Ltd.                           75,306   6,361,198       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Korea Kolmar Co., Ltd.                                        20,573 $ 1,569,025       0.0%
    Korea Petrochemical Ind Co., Ltd.                              6,572   1,681,630       0.0%
    Korea Zinc Co., Ltd.                                          12,459   5,042,501       0.1%
    Korean Air Lines Co., Ltd.                                   153,221   4,869,473       0.1%
    Korean Reinsurance Co.                                        69,779     768,796       0.0%
    KT Corp. Sponsored ADR                                        82,100   1,102,603       0.0%
    KT&G Corp.                                                   103,456   9,460,254       0.2%
    Kumho Petrochemical Co., Ltd.                                 31,285   3,128,743       0.1%
#*  Kumho Tire Co., Inc.                                         104,196     600,463       0.0%
    LG Chem, Ltd.                                                 48,103  16,101,454       0.3%
    LG Corp.                                                      86,068   6,510,593       0.1%
    LG Display Co., Ltd.                                         525,059  11,464,197       0.2%
#   LG Display Co., Ltd. ADR                                     808,137   8,727,880       0.1%
    LG Electronics, Inc.                                         187,705  17,797,961       0.3%
    LG Household & Health Care, Ltd.                              13,908  17,758,833       0.3%
#   LG Innotek Co., Ltd.                                          31,119   3,355,395       0.1%
    LG International Corp.                                        23,266     573,373       0.0%
    LG Uplus Corp.                                               398,980   4,567,643       0.1%
    LIG Nex1 Co., Ltd.                                            11,058     407,904       0.0%
#   Lotte Chemical Corp.                                          42,164  16,236,378       0.3%
    Lotte Chilsung Beverage Co., Ltd.                                 60      90,947       0.0%
    Lotte Confectionery Co., Ltd.                                    237      41,995       0.0%
    LOTTE Fine Chemical Co., Ltd.                                 24,070   1,532,610       0.0%
    LOTTE Himart Co., Ltd.                                        12,164     845,223       0.0%
    Lotte Shopping Co., Ltd.                                      19,612   4,675,644       0.1%
    LS Corp.                                                      33,839   2,453,648       0.0%
    LS Industrial Systems Co., Ltd.                               27,263   1,740,777       0.0%
#   Macquarie Korea Infrastructure Fund                          454,204   3,804,437       0.1%
#   Mando Corp.                                                    9,882   2,090,728       0.0%
    Medy-Tox, Inc.                                                 6,364   4,136,127       0.1%
    Meritz Financial Group, Inc.                                 128,182   1,668,883       0.0%
    Meritz Fire & Marine Insurance Co., Ltd.                     148,940   2,911,135       0.1%
    Meritz Securities Co., Ltd.                                  775,459   2,993,812       0.1%
    Mirae Asset Daewoo Co., Ltd.                                 550,734   4,986,502       0.1%
*   Naturecell Co., Ltd.                                           5,139     158,870       0.0%
    NAVER Corp.                                                   37,790  25,199,972       0.4%
    NCSoft Corp.                                                  16,404   5,498,177       0.1%
#   Netmarble Corp.                                               23,056   3,158,611       0.1%
    Nexen Tire Corp.                                              64,506     726,997       0.0%
    NH Investment & Securities Co., Ltd.                         236,346   3,410,565       0.1%
*   NHN Entertainment Corp.                                       13,146     753,552       0.0%
    NongShim Co., Ltd.                                             3,492   1,055,458       0.0%
    OCI Co., Ltd.                                                 19,850   2,877,465       0.1%
    Orion Corp.                                                    8,589     997,087       0.0%
#   Orion Holdings Corp.                                          98,326   2,245,641       0.0%
    Ottogi Corp.                                                   1,053     780,865       0.0%
#*  Pan Ocean Co., Ltd.                                          431,074   2,201,153       0.0%
#   Paradise Co., Ltd.                                            42,701     926,694       0.0%
    POSCO                                                         70,065  24,141,643       0.4%
    POSCO Sponsored ADR                                          104,186   8,840,182       0.1%
    POSCO Chemtech Co., Ltd.                                      20,052     682,917       0.0%
    Posco Daewoo Corp.                                            79,776   1,674,534       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
SOUTH KOREA -- (Continued)
    S-1 Corp.                                                       25,186 $    2,309,584       0.0%
    S-Oil Corp.                                                     48,433      4,967,229       0.1%
#*  Samsung Biologics Co., Ltd.                                      6,405      2,909,091       0.1%
    Samsung C&T Corp.                                               51,407      6,705,171       0.1%
    Samsung Card Co., Ltd.                                          43,084      1,502,423       0.0%
    Samsung Electro-Mechanics Co., Ltd.                             61,779      6,783,751       0.1%
    Samsung Electronics Co., Ltd.                                   98,259    243,485,802       3.8%
    Samsung Electronics Co., Ltd. GDR                               52,509     64,281,135       1.0%
*   Samsung Engineering Co., Ltd.                                   73,989      1,232,269       0.0%
    Samsung Fire & Marine Insurance Co., Ltd.                       48,894     12,208,333       0.2%
*   Samsung Heavy Industries Co., Ltd.                             584,479      3,995,337       0.1%
    Samsung Life Insurance Co., Ltd.                                57,757      6,305,156       0.1%
    Samsung SDI Co., Ltd.                                           56,437      9,610,075       0.2%
    Samsung SDS Co., Ltd.                                           30,938      7,027,198       0.1%
    Samsung Securities Co., Ltd.                                    94,032      3,234,056       0.1%
    Seoul Semiconductor Co., Ltd.                                   47,279        833,261       0.0%
    SFA Engineering Corp.                                           28,906        873,796       0.0%
    Shinhan Financial Group Co., Ltd.                              355,520     15,830,119       0.3%
    Shinhan Financial Group Co., Ltd. ADR                           84,869      3,786,855       0.1%
    Shinsegae, Inc.                                                 16,151      6,268,738       0.1%
*   SK Chemicals Co., Ltd.                                          15,687      1,481,043       0.0%
    SK Discovery Co., Ltd.                                          14,610        580,706       0.0%
    SK Holdings Co., Ltd.                                           52,616     14,402,569       0.2%
    SK Hynix, Inc.                                                 821,484     64,604,772       1.0%
    SK Innovation Co., Ltd.                                         79,370     14,544,254       0.2%
#   SK Materials Co., Ltd.                                           9,016      1,294,874       0.0%
#   SK Networks Co., Ltd.                                          311,683      1,634,326       0.0%
    SK Telecom Co., Ltd.                                            19,738      4,217,279       0.1%
    SK Telecom Co., Ltd. ADR                                        24,883        590,971       0.0%
    SKC Co., Ltd.                                                   45,410      1,608,573       0.0%
    Ssangyong Cement Industrial Co., Ltd.                           49,362      1,376,876       0.0%
    Taekwang Industrial Co., Ltd.                                      135        164,078       0.0%
    Tongyang Life Insurance Co., Ltd.                               60,459        465,065       0.0%
    WONIK IPS Co., Ltd.                                              6,099        193,894       0.0%
    Woori Bank                                                     610,127      9,108,853       0.2%
    Woori Bank Sponsored ADR                                         3,749        167,655       0.0%
    Young Poong Corp.                                                  438        345,449       0.0%
    Youngone Corp.                                                  39,869      1,112,611       0.0%
#   Yuhan Corp.                                                      8,837      1,887,629       0.0%
#*  Yungjin Pharmaceutical Co., Ltd.                                60,994        486,489       0.0%
                                                                           --------------      ----
TOTAL SOUTH KOREA                                                           1,138,445,512      17.8%
                                                                           --------------      ----
TAIWAN -- (14.0%)
#   Accton Technology Corp.                                        624,000      1,426,167       0.0%
    Acer, Inc.                                                   3,564,811      2,718,674       0.1%
#   Advantech Co., Ltd.                                            471,663      3,237,965       0.1%
    Airtac International Group                                     152,518      2,646,404       0.1%
    ASE Industrial Holding Co., Ltd. ADR                           133,966        732,795       0.0%
    ASE Industrial Holdings Co., Ltd.                            7,079,781     19,215,061       0.3%
    Asia Cement Corp.                                            3,424,758      3,654,820       0.1%
*   Asia Pacific Telecom Co., Ltd.                               2,975,000        882,174       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Asustek Computer, Inc.                                          964,180 $ 9,010,865       0.2%
#   AU Optronics Corp.                                           29,635,873  12,220,520       0.2%
    AU Optronics Corp. Sponsored ADR                                326,626   1,299,971       0.0%
#   Casetek Holdings, Ltd.                                          371,709     909,388       0.0%
    Catcher Technology Co., Ltd.                                  1,524,429  16,906,176       0.3%
    Cathay Financial Holding Co., Ltd.                            6,576,450  11,796,539       0.2%
    Chailease Holding Co., Ltd.                                   2,403,840   8,770,947       0.1%
    Chang Hwa Commercial Bank, Ltd.                               8,867,283   5,104,342       0.1%
#   Cheng Shin Rubber Industry Co., Ltd.                          3,477,965   5,608,131       0.1%
    Chicony Electronics Co., Ltd.                                 1,166,664   2,874,336       0.1%
*   China Airlines, Ltd.                                          9,417,536   3,435,300       0.1%
    China Development Financial Holding Corp.                    20,614,121   7,794,157       0.1%
    China Life Insurance Co., Ltd.                                3,617,014   3,918,829       0.1%
    China Motor Corp.                                               722,000     679,266       0.0%
*   China Petrochemical Development Corp.                         3,819,000   1,672,456       0.0%
    China Steel Corp.                                            16,351,932  12,939,392       0.2%
    Chipbond Technology Corp.                                     1,027,000   2,035,101       0.0%
    Chroma ATE, Inc.                                                336,000   1,689,487       0.0%
#   Chunghwa Precision Test Tech Co., Ltd.                           16,000     407,399       0.0%
    Chunghwa Telecom Co., Ltd.                                    1,693,000   6,441,979       0.1%
#   Chunghwa Telecom Co., Ltd. ADR                                  266,427  10,121,562       0.2%
    Compal Electronics, Inc.                                      6,898,541   4,493,382       0.1%
#   Compeq Manufacturing Co., Ltd.                                2,481,000   2,471,919       0.0%
    CTBC Financial Holding Co., Ltd.                             20,702,175  14,764,025       0.2%
    CTCI Corp.                                                    1,199,000   2,019,772       0.0%
#   Delta Electronics, Inc.                                       1,950,486   7,071,506       0.1%
#   E Ink Holdings, Inc.                                            612,000     677,175       0.0%
    E.Sun Financial Holding Co., Ltd.                            14,162,745  10,015,234       0.2%
#   Eclat Textile Co., Ltd.                                         258,402   3,117,476       0.1%
#   Elite Material Co., Ltd.                                        434,000   1,063,576       0.0%
#   Ennoconn Corp.                                                   41,000     663,455       0.0%
#*  Epistar Corp.                                                 1,411,000   1,920,342       0.0%
    Eternal Materials Co., Ltd.                                   1,523,917   1,459,761       0.0%
    Eva Airways Corp.                                             7,272,592   3,905,304       0.1%
*   Evergreen Marine Corp. Taiwan, Ltd.                           4,633,008   2,343,414       0.0%
    Far Eastern New Century Corp.                                 7,623,085   7,275,786       0.1%
    Far EasTone Telecommunications Co., Ltd.                      2,601,000   6,881,533       0.1%
    Farglory Land Development Co., Ltd.                             136,393     149,458       0.0%
    Feng TAY Enterprise Co., Ltd.                                   500,424   2,269,221       0.0%
    First Financial Holding Co., Ltd.                            14,963,226  10,287,331       0.2%
#   FLEXium Interconnect, Inc.                                      458,000   1,196,832       0.0%
    Formosa Chemicals & Fibre Corp.                               2,448,518   8,996,223       0.1%
    Formosa Petrochemical Corp.                                   1,719,000   7,014,113       0.1%
    Formosa Plastics Corp.                                        3,419,153  11,998,623       0.2%
    Formosa Taffeta Co., Ltd.                                     1,030,000   1,164,590       0.0%
    Foxconn Technology Co., Ltd.                                  1,305,627   3,241,720       0.1%
    Fubon Financial Holding Co., Ltd.                             9,281,233  15,878,861       0.3%
#   General Interface Solution Holding, Ltd.                        368,000   2,202,868       0.0%
*   Genius Electronic Optical Co., Ltd.                              81,000     953,148       0.0%
    Giant Manufacturing Co., Ltd.                                   489,506   2,486,070       0.0%
#   Gigabyte Technology Co., Ltd.                                   516,000   1,128,282       0.0%
    Globalwafers Co., Ltd.                                          209,000   3,371,701       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
TAIWAN -- (Continued)
    Gourmet Master Co., Ltd.                                        101,305 $ 1,167,279       0.0%
    HannStar Display Corp.                                        7,103,000   1,947,988       0.0%
#   Highwealth Construction Corp.                                 1,084,190   1,669,201       0.0%
    Hiwin Technologies Corp.                                        197,925   2,981,526       0.1%
    Hon Hai Precision Industry Co., Ltd.                         17,063,653  47,460,530       0.8%
#   Hota Industrial Manufacturing Co., Ltd.                         290,235   1,275,808       0.0%
    Hotai Motor Co., Ltd.                                           366,000   3,587,475       0.1%
#*  HTC Corp.                                                       399,235     809,404       0.0%
    Hua Nan Financial Holdings Co., Ltd.                         11,793,307   7,131,801       0.1%
#   Innolux Corp.                                                29,692,241  11,049,261       0.2%
#   Inventec Corp.                                                5,034,551   3,814,389       0.1%
    Kenda Rubber Industrial Co., Ltd.                               820,377     947,789       0.0%
    King Slide Works Co., Ltd.                                       57,000     805,495       0.0%
    King Yuan Electronics Co., Ltd.                               1,471,000   1,451,013       0.0%
    King's Town Bank Co., Ltd.                                    1,560,000   1,868,579       0.0%
#   Kinsus Interconnect Technology Corp.                            365,000     599,596       0.0%
#   Largan Precision Co., Ltd.                                      133,860  15,569,017       0.3%
    LCY Chemical Corp.                                              817,123   1,210,962       0.0%
    Lien Hwa Industrial Corp.                                        76,000      97,024       0.0%
    Lite-On Technology Corp.                                      4,381,410   5,781,759       0.1%
#   Long Chen Paper Co., Ltd.                                     1,312,509   1,531,446       0.0%
*   Macronix International                                        2,561,000   4,068,394       0.1%
    MediaTek, Inc.                                                1,241,995  14,125,959       0.2%
    Mega Financial Holding Co., Ltd.                             17,457,369  15,411,488       0.3%
    Merida Industry Co., Ltd.                                       145,287     646,849       0.0%
    Merry Electronics Co., Ltd.                                     223,000   1,026,907       0.0%
#   Micro-Star International Co., Ltd.                            1,080,000   3,373,008       0.1%
    Nan Ya Plastics Corp.                                         3,935,599  10,779,544       0.2%
    Nanya Technology Corp.                                        1,155,010   3,595,407       0.1%
    Nien Made Enterprise Co., Ltd.                                  204,000   1,812,037       0.0%
#   Novatek Microelectronics Corp.                                  883,000   3,706,416       0.1%
    Parade Technologies, Ltd.                                        82,000   1,269,753       0.0%
    Pegatron Corp.                                                4,155,345   9,688,077       0.2%
    Phison Electronics Corp.                                        250,000   2,263,207       0.0%
    Pou Chen Corp.                                                6,059,487   7,577,835       0.1%
    Powertech Technology, Inc.                                    2,217,819   6,348,788       0.1%
    Poya International Co., Ltd.                                     73,275     813,477       0.0%
    President Chain Store Corp.                                     875,831   8,608,945       0.1%
#   Qisda Corp.                                                   3,366,000   2,307,077       0.0%
    Quanta Computer, Inc.                                         4,491,000   8,165,183       0.1%
    Realtek Semiconductor Corp.                                     728,950   2,756,671       0.1%
*   Ruentex Development Co., Ltd.                                 1,260,050   1,508,818       0.0%
#   Ruentex Industries, Ltd.                                        704,182   1,364,423       0.0%
#   Shin Kong Financial Holding Co., Ltd.                        12,037,656   4,892,366       0.1%
    Silergy Corp.                                                    55,000   1,150,162       0.0%
*   Siliconware Precision Industries Co., Ltd. Sponsored ADR         21,813     189,529       0.0%
    Simplo Technology Co., Ltd.                                     280,000   1,565,453       0.0%
#   Sino-American Silicon Products, Inc.                          1,338,000   5,742,586       0.1%
    SinoPac Financial Holdings Co., Ltd.                         15,332,101   5,517,495       0.1%
    St Shine Optical Co., Ltd.                                       58,000   1,554,999       0.0%
    Standard Foods Corp.                                            525,418   1,178,349       0.0%
    Synnex Technology International Corp.                         1,622,343   2,330,009       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
TAIWAN -- (Continued)
    Taichung Commercial Bank Co., Ltd.                              162,383 $     56,138       0.0%
*   TaiMed Biologics, Inc.                                          109,000    1,132,955       0.0%
    Taishin Financial Holding Co., Ltd.                          15,320,023    7,444,310       0.1%
#   Taiwan Business Bank                                          5,539,684    1,702,385       0.0%
    Taiwan Cement Corp.                                           5,017,720    6,895,474       0.1%
    Taiwan Cooperative Financial Holding Co., Ltd.               13,054,278    7,585,345       0.1%
#   Taiwan FamilyMart Co., Ltd.                                      85,000      508,026       0.0%
    Taiwan Fertilizer Co., Ltd.                                   1,158,000    1,562,728       0.0%
*   Taiwan Glass Industry Corp.                                   2,124,375    1,419,518       0.0%
    Taiwan High Speed Rail Corp.                                  2,031,000    1,560,010       0.0%
    Taiwan Mobile Co., Ltd.                                       2,215,300    8,180,889       0.1%
#   Taiwan Paiho, Ltd.                                              168,000      449,531       0.0%
    Taiwan Secom Co., Ltd.                                          420,670    1,264,344       0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd.                 23,066,808  175,707,670       2.8%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR    1,815,491   69,805,629       1.1%
#*  Tatung Co., Ltd.                                              3,317,000    2,466,754       0.0%
    Teco Electric and Machinery Co., Ltd.                         2,649,000    2,150,094       0.0%
    Tong Yang Industry Co., Ltd.                                    693,000    1,248,059       0.0%
#*  TPK Holding Co., Ltd.                                           805,000    1,755,787       0.0%
    Transcend Information, Inc.                                     353,181      995,914       0.0%
    Tripod Technology Corp.                                         821,870    2,486,071       0.0%
    Uni-President Enterprises Corp.                               6,976,033   16,788,968       0.3%
#   United Microelectronics Corp.                                31,756,000   17,125,118       0.3%
    Vanguard International Semiconductor Corp.                    1,270,000    2,574,305       0.0%
    Voltronic Power Technology Corp.                                 64,350    1,145,178       0.0%
    Walsin Lihwa Corp.                                            3,808,000    2,589,146       0.0%
#   Walsin Technology Corp.                                         470,000    2,954,452       0.1%
    Wan Hai Lines, Ltd.                                           1,467,800      846,522       0.0%
#   Win Semiconductors Corp.                                        472,034    3,539,445       0.1%
#   Winbond Electronics Corp.                                     6,587,407    4,031,822       0.1%
    Wintek Corp.                                                    604,760        7,013       0.0%
#   Wistron Corp.                                                 6,562,940    5,218,870       0.1%
    WPG Holdings, Ltd.                                            2,259,869    3,040,967       0.1%
#   Yageo Corp.                                                     202,900    4,252,982       0.1%
    Yuanta Financial Holding Co., Ltd.                           15,304,806    7,304,253       0.1%
    Yulon Motor Co., Ltd.                                           869,000      662,803       0.0%
    Zhen Ding Technology Holding, Ltd.                            1,183,700    2,575,692       0.0%
                                                                            ------------      ----
TOTAL TAIWAN                                                                 921,764,624      14.4%
                                                                            ------------      ----
THAILAND -- (3.0%)
    Advanced Info Service PCL                                     1,483,600    9,777,845       0.2%
    Airports of Thailand PCL                                      5,701,800   12,872,410       0.2%
    Bangchak Corp. PCL                                            1,521,400    1,747,489       0.0%
    Bangkok Bank PCL(6077019)                                       207,800    1,330,025       0.0%
    Bangkok Bank PCL(6368360)                                        30,080      183,949       0.0%
    Bangkok Dusit Medical Services PCL Class F                    5,700,500    4,064,045       0.1%
    Bangkok Expressway & Metro PCL                               10,034,099    2,464,014       0.1%
    Bangkok Life Assurance PCL                                      571,100      655,969       0.0%
    Banpu PCL                                                     4,609,350    2,833,377       0.1%
    Banpu Power PCL                                                 837,900      655,771       0.0%
    Beauty Community PCL                                          1,589,900    1,173,785       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
THAILAND -- (Continued)
    Berli Jucker PCL                                              1,309,800 $ 2,479,739       0.1%
    BTS Group Holdings PCL                                        3,433,000     973,554       0.0%
    Bumrungrad Hospital PCL                                         402,600   2,423,764       0.1%
    Carabao Group PCL Class F                                       298,700     511,084       0.0%
    Central Pattana PCL                                           1,851,100   4,736,259       0.1%
    Central Plaza Hotel PCL                                         979,500   1,629,396       0.0%
    CH Karnchang PCL                                                500,300     380,456       0.0%
    Charoen Pokphand Foods PCL                                    7,457,800   5,789,483       0.1%
    CP ALL PCL                                                    5,252,500  14,479,325       0.2%
    Delta Electronics Thailand PCL                                  673,200   1,434,496       0.0%
    Electricity Generating PCL                                      194,500   1,374,319       0.0%
    Energy Absolute PCL Class F                                   2,027,900   2,313,194       0.0%
*   Esso Thailand PCL                                             2,616,000   1,483,726       0.0%
    Global Power Synergy PCL Class F                                530,900   1,270,055       0.0%
    Glow Energy PCL                                                 737,100   2,014,413       0.0%
    Home Product Center PCL                                       8,486,513   4,033,514       0.1%
    Indorama Ventures PCL                                         1,976,800   3,773,834       0.1%
    Intouch Holdings PCL                                            571,300   1,040,867       0.0%
    IRPC PCL                                                     10,607,100   2,369,457       0.0%
    Jasmine International PCL                                     5,215,000     966,659       0.0%
    Kasikornbank PCL(6888794)                                       990,400   6,307,681       0.1%
    Kasikornbank PCL(6364766)                                        75,400     467,069       0.0%
    Kiatnakin Bank PCL                                              632,100   1,477,103       0.0%
    Krung Thai Bank PCL                                           5,149,187   2,969,430       0.1%
    Krungthai Card PCL                                              190,400   2,208,061       0.0%
    Land & Houses PCL(6581941)                                    3,568,340   1,243,718       0.0%
    Land & Houses PCL(6581930)                                      790,000     275,349       0.0%
    Minor International PCL                                       1,994,970   2,544,282       0.1%
    MK Restaurants Group PCL                                        508,200   1,292,239       0.0%
    Muangthai Leasing PCL Class F                                 1,040,600   1,203,482       0.0%
    Pruksa Holding PCL                                            1,867,300   1,319,417       0.0%
    PTT Exploration & Production PCL                              1,900,155   8,067,832       0.1%
    PTT Global Chemical PCL                                       2,436,872   7,566,966       0.1%
    PTT PCL                                                      16,434,000  29,420,817       0.5%
    Ratchaburi Electricity Generating Holding PCL                   661,500   1,095,164       0.0%
    Robinson PCL                                                    352,800     735,000       0.0%
    Siam Cement PCL (The)(6609906)                                  172,700   2,560,951       0.1%
    Siam Cement PCL (The)(6609928)                                  230,100   3,412,129       0.1%
    Siam City Cement PCL                                            119,867     934,324       0.0%
    Siam Commercial Bank PCL (The)                                1,116,866   4,635,914       0.1%
    Siam Global House PCL                                         2,170,633   1,121,081       0.0%
    Srisawad Corp. PCL                                              587,000     967,174       0.0%
    Star Petroleum Refining PCL                                   4,020,900   2,000,258       0.0%
    Thai Oil PCL                                                  1,864,000   5,566,603       0.1%
    Thai Union Group PCL Class F                                  2,117,640   1,207,779       0.0%
    Thanachart Capital PCL                                        1,561,100   2,658,717       0.1%
    Tisco Financial Group PCL                                       403,600   1,134,965       0.0%
    TMB Bank PCL                                                 18,593,800   1,390,411       0.0%
    Total Access Communication PCL(B1YWK08)                       1,459,300   2,358,184       0.0%
    Total Access Communication PCL(B231MK7)                         551,500     891,207       0.0%
    TPI Polene PCL                                                2,289,800     137,127       0.0%
    True Corp. PCL                                               20,435,331   4,921,056       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
THAILAND -- (Continued)
    TTW PCL                                                        581,700 $      228,551       0.0%
    WHA Corp. PCL                                                3,611,100        453,104       0.0%
                                                                           --------------      ----
TOTAL THAILAND                                                                198,009,418       3.1%
                                                                           --------------      ----
TURKEY -- (1.1%)
    Akbank Turk A.S.                                             2,070,078      4,307,156       0.1%
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                    248,847      1,633,115       0.0%
#   Arcelik A.S.                                                   311,045      1,386,910       0.0%
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                       93,060        576,049       0.0%
    BIM Birlesik Magazalar A.S.                                    342,629      5,821,488       0.1%
    Coca-Cola Icecek A.S.                                          163,722      1,442,438       0.0%
#   Enka Insaat ve Sanayi A.S.                                     589,794        709,688       0.0%
    Eregli Demir ve Celik Fabrikalari TAS                        2,461,933      6,145,568       0.1%
    Ford Otomotiv Sanayi A.S.                                      126,138      1,736,500       0.0%
    KOC Holding A.S.                                             1,011,450      3,417,049       0.1%
    Petkim Petrokimya Holding A.S.                               1,186,034      2,096,135       0.0%
    TAV Havalimanlari Holding A.S.                                 393,004      2,115,375       0.1%
    Tofas Turk Otomobil Fabrikasi A.S.                             212,178      1,307,530       0.0%
    Tupras Turkiye Petrol Rafinerileri A.S.                        248,087      6,341,653       0.1%
*   Turk Hava Yollari AO                                         1,457,515      6,020,494       0.1%
#*  Turk Telekomunikasyon A.S.                                     802,767      1,243,933       0.0%
    Turkcell Iletisim Hizmetleri A.S.                            1,578,005      5,433,348       0.1%
#   Turkcell Iletisim Hizmetleri A.S. ADR                           73,838        638,699       0.0%
    Turkiye Garanti Bankasi A.S.                                 2,586,760      5,857,536       0.1%
#   Turkiye Halk Bankasi A.S.                                      819,488      1,676,665       0.0%
    Turkiye Is Bankasi                                           3,915,782      5,933,453       0.1%
    Turkiye Sise ve Cam Fabrikalari A.S.                         1,476,715      1,640,988       0.0%
#   Turkiye Vakiflar Bankasi TAO                                 1,893,088      2,785,470       0.1%
    Ulker Biskuvi Sanayi A.S.                                      244,375      1,281,040       0.0%
#*  Yapi ve Kredi Bankasi A.S.                                   1,248,055      1,222,286       0.0%
                                                                           --------------      ----
TOTAL TURKEY                                                                   72,770,566       1.1%
                                                                           --------------      ----
TOTAL COMMON STOCKS                                                         6,130,038,172      96.0%
                                                                           --------------      ----
PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
    Banco Bradesco SA                                            2,718,984     26,831,262       0.4%
    Banco Bradesco SA ADR                                        1,056,734     10,355,993       0.2%
    Centrais Eletricas Brasileiras SA Class B                      162,432      1,057,162       0.0%
    Cia Brasileira de Distribuicao                                 243,459      5,471,434       0.1%
    Gerdau SA                                                      924,321      4,393,111       0.1%
    Itau Unibanco Holding SA                                     4,057,827     59,085,909       0.9%
    Lojas Americanas SA                                            429,871      2,448,026       0.0%
*   Petroleo Brasileiro SA                                       2,860,161     18,753,682       0.3%
#*  Petroleo Brasileiro SA Sponsored ADR                         1,299,604     17,089,793       0.3%
    Telefonica Brasil SA                                           339,962      4,768,706       0.1%
    Usinas Siderurgicas de Minas Gerais SA Class A                 639,400      1,989,455       0.0%
                                                                           --------------      ----
TOTAL BRAZIL                                                                  152,244,533       2.4%
                                                                           --------------      ----
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                                175,781        874,139       0.0%
                                                                           --------------      ----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
COLOMBIA -- (0.1%)
     Banco Davivienda SA                                             178,070 $    2,140,171        0.1%
     Bancolombia SA                                                   30,330        359,560        0.0%
     Grupo Argos SA                                                   55,405        327,425        0.0%
     Grupo Aval Acciones y Valores SA                              3,848,843      1,692,203        0.0%
     Grupo de Inversiones Suramericana SA                            111,644      1,450,720        0.0%
                                                                             --------------      -----
TOTAL COLOMBIA                                                                    5,970,079        0.1%
                                                                             --------------      -----
MALAYSIA -- (0.0%)
     SP Setia Bhd Group, 5.930%                                      407,394         90,595        0.0%
                                                                             --------------      -----
SOUTH KOREA -- (0.0%)
*    Mirae Asset Daewoo Co., Ltd.                                     64,828        280,119        0.0%
                                                                             --------------      -----
TOTAL PREFERRED STOCKS                                                          159,459,465        2.5%
                                                                             --------------      -----
RIGHTS/WARRANTS -- (0.0%)
MALAYSIA -- (0.0%)
*    Sunway Bhd Warrants 10/03/24                                    346,323         34,866        0.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   6,289,532,503
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@ DFA Short Term Investment Fund                               23,593,302    272,974,500        4.3%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,166,657,005)                          $6,562,507,003      102.8%
                                                                             ==============      =====

At April 30, 2018, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                               UNREALIZED
                                NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                     CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                     --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)     650     06/15/18  $39,273,725 $37,446,500  $(1,827,225)
S&P 500(R) Emini Index              54     06/15/18    6,989,630   7,146,900      157,270
                                                     ----------- -----------  -----------
TOTAL FUTURES CONTRACTS                              $46,263,355 $44,593,400  $(1,669,955)
                                                     =========== ===========  ===========

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               --------------  -------------- ------- --------------
Common Stocks
   Brazil                      $  335,228,668              --   --    $  335,228,668
   Chile                           45,788,299  $   46,195,259   --        91,983,558
   China                          270,654,834     812,719,511   --     1,083,374,345
   Colombia                        29,163,315              --   --        29,163,315
   Czech Republic                          --      11,320,543   --        11,320,543
   Egypt                              660,723       7,206,755   --         7,867,478
   Greece                                  --      16,993,952   --        16,993,952
   Hungary                                 --      29,526,615   --        29,526,615
   India                           30,293,727     739,949,886   --       770,243,613
   Indonesia                        5,361,928     149,784,876   --       155,146,804
   Malaysia                                --     195,570,071   --       195,570,071
   Mexico                         245,635,274              --   --       245,635,274
   Peru                            21,124,730              --   --        21,124,730
   Philippines                      1,771,538      79,591,778   --        81,363,316
   Poland                                  --     103,007,068   --       103,007,068
   Russia                           7,053,643      91,661,700   --        98,715,343
   South Africa                    55,434,585     467,348,774   --       522,783,359
   South Korea                     29,636,122   1,108,809,390   --     1,138,445,512
   Taiwan                         101,175,018     820,589,606   --       921,764,624
   Thailand                       198,009,418              --   --       198,009,418
   Turkey                             638,699      72,131,867   --        72,770,566
Preferred Stocks
   Brazil                         152,244,533              --   --       152,244,533
   Chile                                   --         874,139   --           874,139
   Colombia                         5,970,079              --   --         5,970,079
   Malaysia                            90,595              --   --            90,595
   South Korea                        280,119              --   --           280,119
Rights/Warrants
   Malaysia                                --          34,866   --            34,866
Securities Lending Collateral              --     272,974,500   --       272,974,500
Futures Contracts**                (1,669,955)             --   --        (1,669,955)
                               --------------  --------------   --    --------------
TOTAL                          $1,534,545,892  $5,026,291,156   --    $6,560,837,048
                               ==============  ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
COMMON STOCKS -- (92.0%)
BRAZIL -- (6.4%)
    AES Tiete Energia SA(BZ8W2L7)                                2,010,997 $ 6,544,121       0.1%
    AES Tiete Energia SA(BZ8W2J5)                                      878         584       0.0%
    Aliansce Shopping Centers SA                                 1,135,066   5,576,183       0.1%
*   Alliar Medicos A Frente SA                                     118,800     492,061       0.0%
    Alupar Investimento SA                                       1,305,002   6,485,523       0.1%
    Anima Holding SA                                               285,200   1,668,931       0.0%
    Arezzo Industria e Comercio SA                                 472,135   7,140,247       0.1%
*   B2W Cia Digital                                              1,578,484  13,021,866       0.2%
*   Biosev SA                                                        2,500       2,833       0.0%
    BR Malls Participacoes SA                                    7,687,922  23,964,406       0.3%
    BR Properties SA                                               733,853   1,864,379       0.0%
*   Brasil Brokers Participacoes SA                              2,855,468     456,458       0.0%
    BrasilAgro - Co. Brasileira de Propriedades Agricolas          222,542     846,158       0.0%
    Cia de Locacao das Americas                                     94,100     816,579       0.0%
    Cia de Saneamento de Minas Gerais-COPASA                       638,992   9,193,080       0.1%
    Cia de Saneamento do Parana                                    139,787   2,354,257       0.0%
*   Cia Energetica de Minas Gerais                                 649,989   1,428,670       0.0%
    Cia Hering                                                   1,540,736   8,400,336       0.1%
    Cia Paranaense de Energia                                      169,800   1,108,023       0.0%
    Cia Paranaense de Energia Sponsored ADR                        127,664     979,183       0.0%
*   Cia Siderurgica Nacional SA                                  4,766,830  11,947,011       0.2%
*   Construtora Tenda SA                                           516,135   3,758,450       0.1%
*   Cosan Logistica SA                                             634,862   1,975,336       0.0%
    CSU Cardsystem SA                                              143,535     415,871       0.0%
    CVC Brasil Operadora e Agencia de Viagens SA                   312,586   5,174,373       0.1%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes      2,696,667  10,699,838       0.1%
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes                                                 41,900     137,546       0.0%
    Dimed SA Distribuidora da Medicamentos                           1,100     117,906       0.0%
*   Direcional Engenharia SA                                     1,125,009   1,955,728       0.0%
    Duratex SA                                                   3,220,733   9,837,247       0.1%
    EcoRodovias Infraestrutura e Logistica SA                    2,475,007   7,029,664       0.1%
    EDP - Energias do Brasil SA                                  3,335,614  13,225,530       0.2%
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA         993,699   9,689,643       0.1%
    Embraer SA ADR                                                 261,258   6,588,927       0.1%
    Energisa SA                                                    534,380   5,053,668       0.1%
*   Eneva SA                                                       225,100     854,599       0.0%
    Equatorial Energia SA                                        1,951,558  39,636,147       0.5%
    Estacio Participacoes SA                                     3,387,190  30,843,618       0.4%
*   Eternit SA                                                     883,978     179,157       0.0%
*   Even Construtora e Incorporadora SA                          2,184,488   2,824,769       0.0%
    Ez Tec Empreendimentos e Participacoes SA                      738,642   4,238,042       0.1%
    Fleury SA                                                    1,626,029  12,119,096       0.2%
    Fras-Le SA                                                     215,060     337,029       0.0%
*   Gafisa SA                                                      284,570     956,906       0.0%
#   Gafisa SA ADR                                                   73,263     498,921       0.0%
#*  Gol Linhas Aereas Inteligentes SA ADR                          335,128   3,669,652       0.1%
    Grendene SA                                                    922,817   7,199,300       0.1%
    Guararapes Confeccoes SA                                        83,800   3,277,175       0.1%
*   Helbor Empreendimentos SA                                    2,569,948   1,063,720       0.0%
    Iguatemi Empresa de Shopping Centers SA                      1,216,795  12,399,972       0.2%
    Industrias Romi SA                                              86,800     200,201       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
BRAZIL -- (Continued)
    Instituto Hermes Pardini SA                                     98,900 $   733,732       0.0%
    International Meal Co. Alimentacao SA                        1,180,495   2,746,356       0.0%
    Iochpe-Maxion SA                                             1,140,852   9,151,045       0.1%
*   JHSF Participacoes SA                                          890,347     426,976       0.0%
*   JSL SA                                                         584,907   1,177,094       0.0%
*   Kepler Weber SA                                                135,346     461,688       0.0%
    Light SA                                                       723,407   3,621,991       0.1%
    Linx SA                                                      1,016,436   6,487,642       0.1%
    Localiza Rent a Car SA                                       2,339,234  18,623,326       0.2%
    Magnesita Refratarios SA                                       371,991   6,105,696       0.1%
    Mahle-Metal Leve SA                                            500,114   3,504,738       0.1%
    Marcopolo SA                                                   373,900     346,876       0.0%
*   Marfrig Global Foods SA                                      2,412,440   5,454,021       0.1%
*   Marisa Lojas SA                                                768,020   1,291,287       0.0%
*   Mills Estruturas e Servicos de Engenharia SA                 1,109,308   1,101,962       0.0%
    Minerva SA                                                   1,003,369   2,348,603       0.0%
    MRV Engenharia e Participacoes SA                            2,678,860  11,470,341       0.2%
    Multiplan Empreendimentos Imobiliarios SA                      252,055   4,786,109       0.1%
    Multiplus SA                                                   454,184   3,707,942       0.1%
    Natura Cosmeticos SA                                           238,818   2,195,800       0.0%
    Odontoprev SA                                                2,653,921  11,386,285       0.2%
*   Paranapanema SA                                              1,823,443     671,455       0.0%
*   Petro Rio SA                                                    39,000     808,678       0.0%
    Porto Seguro SA                                                691,743   8,925,207       0.1%
    Portobello SA                                                  821,551   1,205,404       0.0%
*   Profarma Distribuidora de Produtos Farmaceuticos SA             77,402     124,835       0.0%
    QGEP Participacoes SA                                          845,794   3,083,121       0.0%
    Qualicorp SA                                                 2,251,805  15,651,819       0.2%
*   Renova Energia SA                                               23,000      16,939       0.0%
*   Restoque Comercio e Confeccoes de Roupas SA                    137,181   1,193,556       0.0%
*   RNI Negocios Imobiliarios SA                                    83,638     134,654       0.0%
*   Santos Brasil Participacoes SA                               2,613,040   2,468,932       0.0%
    Sao Carlos Empreendimentos e Participacoes SA                   78,309     827,082       0.0%
    Sao Martinho SA                                              1,514,386   7,340,224       0.1%
    Ser Educacional SA                                             537,517   2,547,038       0.0%
    SLC Agricola SA                                                632,873   8,078,922       0.1%
    Smiles Fidelidade SA                                           505,800  10,395,524       0.1%
    Sonae Sierra Brasil SA                                         257,946   1,649,346       0.0%
*   Springs Global Participacoes SA                                125,500     338,899       0.0%
    Sul America SA                                               2,893,754  17,858,801       0.2%
    T4F Entretenimento SA                                          260,100     743,206       0.0%
*   Technos SA                                                     286,300     219,841       0.0%
*   Tecnisa SA                                                   1,488,036     671,128       0.0%
    Tegma Gestao Logistica SA                                      142,902     938,620       0.0%
*   Terra Santa Agro SA                                              4,000      16,100       0.0%
    Totvs SA                                                     1,014,426   9,266,282       0.1%
    TPI - Triunfo Participacoes e Investimentos SA                 329,501     234,202       0.0%
    Transmissora Alianca de Energia Eletrica SA                  2,532,218  15,389,050       0.2%
    Tupy SA                                                        472,089   2,546,952       0.0%
    Usinas Siderurgicas de Minas Gerais SA                          42,600     156,260       0.0%
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A                                778,475   4,066,594       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
BRAZIL -- (Continued)
    Via Varejo SA(B7VY430)                                           205,862 $    476,576       0.0%
    Via Varejo SA(BGSHPP4)                                         1,547,219   13,139,348       0.2%
*   Vulcabras Azaleia SA                                             466,000    1,114,718       0.0%
    Wiz Solucoes e Corretagem de Seguros SA                          404,644    1,150,449       0.0%
                                                                             ------------       ---
TOTAL BRAZIL                                                                  530,828,192       6.8%
                                                                             ------------       ---
CHILE -- (1.6%)
    AES Gener SA                                                   4,463,882    1,250,902       0.0%
    Banvida SA                                                        28,774       22,763       0.0%
    Besalco SA                                                     2,961,810    3,411,493       0.1%
    CAP SA                                                           725,630    8,420,152       0.1%
    Cementos BIO BIO SA                                              352,724      531,922       0.0%
*   Cia Pesquera Camanchaca SA                                       657,125       67,598       0.0%
*   Cia Sud Americana de Vapores SA                              166,163,659    7,434,121       0.1%
    Clinica LAS Condes SA                                              2,364      140,705       0.0%
    Cristalerias de Chile SA                                         130,323    1,287,579       0.0%
#   Embotelladora Andina SA Class B ADR                               20,933      630,711       0.0%
    Empresa Nacional de Telecomunicaciones SA                        712,408    8,396,037       0.1%
*   Empresas AquaChile SA                                          1,421,706      896,174       0.0%
    Empresas Hites SA                                              1,227,475    1,256,414       0.0%
*   Empresas La Polar SA                                          19,698,286    1,596,558       0.0%
    Empresas Lipigas SA                                                1,019        9,299       0.0%
    Engie Energia Chile SA                                         5,751,282   12,401,303       0.2%
*   Enjoy SA                                                       2,562,139      241,302       0.0%
    Forus SA                                                         821,357    3,078,704       0.1%
    Grupo Security SA                                              6,007,122    3,053,397       0.0%
    Hortifrut SA                                                      21,005       70,782       0.0%
    Instituto de Diagnostico SA                                        2,928       11,875       0.0%
    Inversiones Aguas Metropolitanas SA                            3,875,679    7,302,033       0.1%
    Inversiones La Construccion SA                                   315,084    6,241,574       0.1%
*   Masisa SA                                                     19,436,071    1,803,248       0.0%
    Multiexport Foods SA                                           4,697,961    2,480,569       0.0%
    Parque Arauco SA                                               6,109,643   19,078,415       0.3%
    PAZ Corp. SA                                                   1,318,253    2,071,346       0.0%
    Ripley Corp. SA                                                9,177,741    9,946,851       0.1%
    Salfacorp SA                                                   3,382,346    6,475,117       0.1%
    Sigdo Koppers SA                                                 934,500    1,783,274       0.0%
*   SMU SA                                                           305,629       96,660       0.0%
    Sociedad Matriz SAAM SA                                       38,537,551    4,010,045       0.1%
    Socovesa SA                                                    3,120,839    2,088,057       0.0%
    Sonda SA                                                       3,439,792    6,331,496       0.1%
    Vina Concha y Toro SA                                          4,512,422   10,296,144       0.1%
                                                                             ------------       ---
TOTAL CHILE                                                                   134,214,620       1.7%
                                                                             ------------       ---
CHINA -- (16.2%)
*   21Vianet Group, Inc. ADR                                         572,261    3,015,815       0.1%
#   361 Degrees International, Ltd.                                5,552,000    1,755,510       0.0%
#*  3SBio, Inc.                                                    4,617,500    9,921,466       0.1%
#*  500.com, Ltd. Class A ADR                                        133,502    2,436,411       0.0%
#*  51job, Inc. ADR                                                  117,722    9,716,774       0.1%
*   A8 New Media Group, Ltd.                                       5,228,000      287,825       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
CHINA -- (Continued)
*   Advanced Semiconductor Manufacturing Corp., Ltd. Class H      1,112,000 $  125,233       0.0%
    Agile Group Holdings, Ltd.                                    1,101,500  2,172,811       0.0%
    Ajisen China Holdings, Ltd.                                   4,260,000  2,017,143       0.0%
*   AKM Industrial Co., Ltd.                                      2,660,000    489,177       0.0%
#*  Alibaba Pictures Group, Ltd.                                 53,690,000  6,047,991       0.1%
    AMVIG Holdings, Ltd.                                          2,508,000    644,774       0.0%
    Anhui Expressway Co., Ltd. Class H                            2,926,000  2,163,156       0.0%
#*  Anton Oilfield Services Group                                12,730,000  1,782,070       0.0%
*   Anxin-China Holdings, Ltd.                                   16,347,000    150,377       0.0%
*   Aowei Holdings, Ltd.                                          1,833,000    454,473       0.0%
*   Art Group Holdings, Ltd.                                        320,000     12,415       0.0%
    Asia Cement China Holdings Corp.                              3,072,500  1,645,032       0.0%
*   Asian Citrus Holdings, Ltd.                                   2,314,000     33,168       0.0%
    ATA, Inc. ADR                                                     1,400      7,252       0.0%
#   Ausnutria Dairy Corp., Ltd.                                   1,246,000  1,382,813       0.0%
#*  AVIC International Holding HK, Ltd.                          43,771,722  1,850,814       0.0%
#   AVIC International Holdings, Ltd. Class H                     1,960,000  1,349,451       0.0%
    AviChina Industry & Technology Co., Ltd. Class H             12,524,000  7,896,411       0.1%
    BAIOO Family Interactive, Ltd.                                5,960,000    361,136       0.0%
    Bank of Chongqing Co., Ltd. Class H                           2,439,500  1,843,942       0.0%
    Bank of Zhengzhou Co., Ltd. Class H                             105,000     49,597       0.0%
*   Baofeng Modern International Holdings Co., Ltd.                 234,000     16,129       0.0%
*   Baoye Group Co., Ltd. Class H                                 1,758,000  1,167,533       0.0%
#*  Baozun, Inc. Sponsored ADR                                      136,671  6,285,499       0.1%
    BBI Life Sciences Corp.                                       1,299,000    535,106       0.0%
    Beijing Capital Land, Ltd. Class H                            8,706,500  4,636,756       0.1%
#*  Beijing Enterprises Clean Energy Group, Ltd.                 52,988,570  1,620,730       0.0%
#*  Beijing Enterprises Environment Group, Ltd.                     625,000     71,211       0.0%
#*  Beijing Enterprises Medical & Health Group, Ltd.             30,162,000  1,529,649       0.0%
    Beijing Enterprises Water Group, Ltd.                         3,972,000  2,306,073       0.0%
    Beijing Jingneng Clean Energy Co., Ltd. Class H              10,584,000  2,659,304       0.0%
#   Beijing North Star Co., Ltd. Class H                          6,030,000  2,147,700       0.0%
#*  Beijing Properties Holdings, Ltd.                            10,632,000    383,973       0.0%
    Beijing Urban Construction Design & Development Group Co.,
      Ltd. Class H                                                2,032,000  1,001,101       0.0%
#   Best Pacific International Holdings, Ltd.                     2,128,000    838,127       0.0%
*   BII Railway Transportation Technology Holdings Co., Ltd.      2,636,000    213,734       0.0%
    Billion Industrial Holdings, Ltd.                                64,000     83,623       0.0%
*   Bitauto Holdings, Ltd. ADR                                      175,017  3,705,110       0.1%
#*  Boer Power Holdings, Ltd.                                     2,836,000    542,964       0.0%
    Bosideng International Holdings, Ltd.                        20,196,000  2,073,709       0.0%
#*  Boyaa Interactive International, Ltd.                         3,206,000  1,254,659       0.0%
    Brilliant Circle Holdings International, Ltd.                   250,000     36,848       0.0%
#   BYD Electronic International Co., Ltd.                          540,000    823,395       0.0%
*   C C Land Holdings, Ltd.                                      15,497,015  3,533,584       0.1%
#*  C.banner International Holdings, Ltd.                         4,867,000  1,520,268       0.0%
    Cabbeen Fashion, Ltd.                                         1,566,000    549,917       0.0%
#   Canvest Environmental Protection Group Co., Ltd.              4,729,000  2,623,663       0.0%
*   Capital Environment Holdings, Ltd.                           21,762,000    728,598       0.0%
#*  CAR, Inc.                                                     5,982,000  5,704,248       0.1%
#*  Carnival Group International Holdings, Ltd.                  25,900,000  1,136,189       0.0%
    Carrianna Group Holdings Co., Ltd.                            2,031,257    283,606       0.0%
*   CECEP COSTIN New Materials Group, Ltd.                        4,494,000     64,416       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
#   Central China Real Estate, Ltd.                               6,614,626 $ 3,019,327       0.1%
#   Central China Securities Co., Ltd. Class H                    4,305,000   1,641,200       0.0%
*   Century Sunshine Group Holdings, Ltd.                        12,725,000     396,318       0.0%
#*  CGN Meiya Power Holdings Co., Ltd.                            9,134,000   1,228,553       0.0%
    Changshouhua Food Co., Ltd.                                   1,773,000     843,261       0.0%
    Changyou.com, Ltd. ADR                                           79,825   1,519,070       0.0%
#   Chaowei Power Holdings, Ltd.                                  4,529,000   2,529,089       0.0%
*   Cheetah Mobile, Inc. ADR                                        205,689   2,758,289       0.0%
*   Chigo Holding, Ltd.                                          20,666,000     253,906       0.0%
#*  Chiho Environmental Group, Ltd.                               2,108,000   1,032,236       0.0%
#   China Aerospace International Holdings, Ltd.                 17,454,500   1,861,301       0.0%
    China Agri-Industries Holdings, Ltd.                         14,885,800   6,247,841       0.1%
#   China Aircraft Leasing Group Holdings, Ltd.                   1,627,500   1,734,904       0.0%
    China All Access Holdings, Ltd.                               6,278,000   1,638,042       0.0%
    China Aluminum Cans Holdings, Ltd.                              432,000      55,858       0.0%
*   China Animal Healthcare, Ltd.                                 3,671,000     216,966       0.0%
#   China Animation Characters Co., Ltd.                          5,686,000   1,935,113       0.0%
    China Aoyuan Property Group, Ltd.                             8,910,000   7,157,837       0.1%
*   China Beidahuang Industry Group Holdings, Ltd.                4,032,000     174,309       0.0%
    China BlueChemical, Ltd. Class H                             12,878,000   3,384,669       0.1%
#*  China Chengtong Development Group, Ltd.                       2,628,000     125,299       0.0%
*   China City Infrastructure Group, Ltd.                         1,220,000      53,764       0.0%
    China Communications Services Corp., Ltd. Class H            15,302,000   9,606,895       0.1%
    China Conch Venture Holdings, Ltd.                            5,373,000  16,680,779       0.2%
    China Datang Corp. Renewable Power Co., Ltd. Class H         15,306,000   3,163,479       0.1%
*   China Daye Non-Ferrous Metals Mining, Ltd.                    7,434,000      77,699       0.0%
    China Distance Education Holdings, Ltd. ADR                      19,412     152,967       0.0%
    China Dongxiang Group Co., Ltd.                              24,303,985   4,448,633       0.1%
#*  China Dynamics Holdings, Ltd.                                10,040,000     196,597       0.0%
#   China Electronics Huada Technology Co., Ltd.                  5,858,000     928,340       0.0%
#   China Electronics Optics Valley Union Holding Co., Ltd.      14,592,000   1,201,152       0.0%
#*  China Energine International Holding, Ltd.                    6,166,000     254,305       0.0%
    China Everbright, Ltd.                                        6,106,000  13,436,651       0.2%
*   China Fiber Optic Network System Group, Ltd.                  9,639,999     161,267       0.0%
    China Financial Services Holdings, Ltd.                       7,270,000     646,473       0.0%
*   China Fire Safety Enterprise Group, Ltd.                      9,220,000     425,968       0.0%
#   China Foods, Ltd.                                             7,158,000   3,285,890       0.1%
#*  China Glass Holdings, Ltd.                                    4,632,000     421,917       0.0%
#*  China Grand Pharmaceutical and Healthcare Holdings, Ltd.
      Class A                                                     4,428,000   3,304,127       0.1%
    China Greenfresh Group Co., Ltd.                              2,904,000     436,661       0.0%
#   China Greenland Broad Greenstate Group Co., Ltd.              5,628,000     719,296       0.0%
    China Hanking Holdings, Ltd.                                  4,368,000     600,812       0.0%
#*  China Harmony New Energy Auto Holding, Ltd.                   6,001,000   3,375,116       0.1%
*   China High Precision Automation Group, Ltd.                   1,289,000      37,568       0.0%
#   China High Speed Transmission Equipment Group Co., Ltd.       2,578,000   3,754,999       0.1%
*   China Huiyuan Juice Group, Ltd.                               4,929,500   1,268,701       0.0%
*   China ITS Holdings Co., Ltd.                                  3,835,412     200,355       0.0%
    China Jinmao Holdings Group, Ltd.                            27,318,300  15,464,229       0.2%
    China Lesso Group Holdings, Ltd.                              7,387,000   5,693,355       0.1%
    China Lilang, Ltd.                                            3,849,000   4,827,109       0.1%
#*  China Logistics Property Holdings Co., Ltd.                     682,000     238,630       0.0%
#*  China Longevity Group Co., Ltd.                               1,076,350      35,245       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
#*  China LotSynergy Holdings, Ltd.                              32,400,000 $   582,297       0.0%
    China Machinery Engineering Corp. Class H                     6,714,000   3,900,683       0.1%
    China Maple Leaf Educational Systems, Ltd.                    4,134,000   5,728,344       0.1%
    China Medical System Holdings, Ltd.                           5,765,500  14,118,415       0.2%
    China Meidong Auto Holdings, Ltd.                             2,292,000     999,503       0.0%
#   China Merchants Land, Ltd.                                   11,794,000   2,475,240       0.0%
#*  China Minsheng Financial Holding Corp., Ltd.                  3,040,000      91,610       0.0%
*   China Modern Dairy Holdings, Ltd.                             2,937,000     498,128       0.0%
#   China National Building Material Co., Ltd. Class H           29,402,450  34,350,703       0.5%
#*  China New Town Development Co., Ltd.                         11,720,648     416,058       0.0%
#   China NT Pharma Group Co., Ltd.                               5,642,000   1,388,308       0.0%
*   China Nuclear Energy Technology Corp., Ltd.                   3,192,000     546,802       0.0%
*   China Oceanwide Holdings, Ltd.                                4,994,000     272,303       0.0%
    China Oil & Gas Group, Ltd.                                  32,918,000   2,458,743       0.0%
#*  China Online Education Group ADR                                 11,484     128,161       0.0%
#   China Oriental Group Co., Ltd.                                3,590,000   2,572,573       0.0%
*   China Outfitters Holdings, Ltd.                                  24,000         827       0.0%
    China Overseas Grand Oceans Group, Ltd.                      13,020,749   5,652,233       0.1%
#   China Overseas Property Holdings, Ltd.                       10,065,000   3,008,233       0.1%
    China Pioneer Pharma Holdings, Ltd.                           3,489,000   1,121,791       0.0%
#   China Power Clean Energy Development Co., Ltd.                3,760,499   2,139,723       0.0%
#   China Power International Development, Ltd.                  31,014,333   8,313,781       0.1%
*   China Properties Group, Ltd.                                  2,751,000     528,475       0.0%
*   China Rare Earth Holdings, Ltd.                               7,810,799     466,176       0.0%
    China Resources Cement Holdings, Ltd.                        17,538,000  18,398,730       0.2%
#   China Resources Phoenix Healthcare Holdings Co., Ltd.         3,464,000   4,527,660       0.1%
#*  China Ruifeng Renewable Energy Holdings, Ltd.                 5,192,000     456,327       0.0%
*   China Rundong Auto Group, Ltd.                                  160,000      65,064       0.0%
*   China Saite Group Co., Ltd.                                   2,376,000     156,969       0.0%
*   China Sandi Holdings, Ltd.                                      132,000       7,034       0.0%
    China Sanjiang Fine Chemicals Co., Ltd.                       5,457,000   2,101,551       0.0%
    China SCE Property Holdings, Ltd.                            10,374,200   5,205,901       0.1%
#*  China Shengmu Organic Milk, Ltd.                              9,035,000   1,053,034       0.0%
    China Shineway Pharmaceutical Group, Ltd.                     2,902,200   5,951,442       0.1%
#   China Silver Group, Ltd.                                      7,396,000   1,360,055       0.0%
#   China Singyes Solar Technologies Holdings, Ltd.               4,487,040   1,616,088       0.0%
#   China South City Holdings, Ltd.                              23,892,000   5,194,774       0.1%
    China Starch Holdings, Ltd.                                   7,990,000     303,583       0.0%
    China Sunshine Paper Holdings Co., Ltd.                       1,908,000     546,720       0.0%
    China Suntien Green Energy Corp., Ltd. Class H               11,172,000   3,735,411       0.1%
*   China Taifeng Beddings Holdings, Ltd.                         1,336,000      34,470       0.0%
    China Tian Lun Gas Holdings, Ltd.                             1,747,500   1,202,012       0.0%
#   China Traditional Chinese Medicine Holdings Co., Ltd.        12,676,000  10,899,864       0.2%
    China Travel International Investment Hong Kong, Ltd.        17,251,900   6,432,289       0.1%
#   China Vast Industrial Urban Development Co., Ltd.             1,537,000     789,906       0.0%
    China Water Affairs Group, Ltd.                               6,844,000   6,495,300       0.1%
#*  China Water Industry Group, Ltd.                              8,460,000   1,742,054       0.0%
    China Wood Optimization Holding, Ltd.                         2,376,000     635,501       0.0%
    China XLX Fertiliser, Ltd.                                    2,016,000     792,764       0.0%
#*  China Yurun Food Group, Ltd.                                 10,907,000   1,713,440       0.0%
#   China ZhengTong Auto Services Holdings, Ltd.                  6,456,000   5,220,557       0.1%
#   China Zhongwang Holdings, Ltd.                               11,651,600   6,528,267       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
    Chinasoft International, Ltd.                                15,102,000 $11,098,656       0.2%
    Chongqing Machinery & Electric Co., Ltd. Class H              8,914,000     859,027       0.0%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.    2,662,000     280,639       0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.                  1,366,000     350,346       0.0%
    CIFI Holdings Group Co., Ltd.                                19,426,000  15,296,956       0.2%
#*  CIMC Enric Holdings, Ltd.                                     5,278,000   5,459,444       0.1%
*   CITIC Dameng Holdings, Ltd.                                   6,291,000     314,025       0.0%
#   CITIC Resources Holdings, Ltd.                               18,826,600   2,120,427       0.0%
#   Citychamp Watch & Jewellery Group, Ltd.                      11,676,000   2,495,400       0.0%
    Clear Media, Ltd.                                               383,000     292,789       0.0%
*   Coastal Greenland, Ltd.                                       5,730,000     259,852       0.0%
*   COFCO Meat Holdings, Ltd.                                     1,651,000     255,785       0.0%
#   Cogobuy Group                                                 4,806,000   2,324,289       0.0%
#   Colour Life Services Group Co., Ltd.                          1,883,000   1,602,167       0.0%
    Comba Telecom Systems Holdings, Ltd.                         10,949,338   1,555,986       0.0%
*   Comtec Solar Systems Group, Ltd.                              4,958,000     114,250       0.0%
    Concord New Energy Group, Ltd.                               40,674,964   1,910,985       0.0%
    Consun Pharmaceutical Group, Ltd.                             3,182,000   3,428,891       0.1%
#*  Coolpad Group, Ltd.                                          20,467,606     200,583       0.0%
#*  COSCO SHIPPING Development Co., Ltd. Class H                  5,994,000   1,110,019       0.0%
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H        9,880,000   4,878,673       0.1%
#   COSCO SHIPPING International Hong Kong Co., Ltd.              3,777,000   1,501,388       0.0%
    COSCO SHIPPING Ports, Ltd.                                    9,730,469   8,557,700       0.1%
*   Coslight Technology International Group Co., Ltd.             1,168,000     461,575       0.0%
#   Cosmo Lady China Holdings Co., Ltd.                           4,637,000   2,968,413       0.1%
    CP Pokphand Co., Ltd.                                        42,714,594   3,848,207       0.1%
#   CPMC Holdings, Ltd.                                           2,311,000   1,424,770       0.0%
#   CRCC High-Tech Equipment Corp., Ltd. Class H                  3,707,500     817,562       0.0%
*   CSMall Group, Ltd.                                              123,266      27,484       0.0%
#   CSSC Offshore and Marine Engineering Group Co., Ltd. Class H  1,100,000   1,429,797       0.0%
#   CT Environmental Group, Ltd.                                 21,818,000   3,319,639       0.1%
#*  CWT International, Ltd.                                      24,080,000     916,823       0.0%
*   Cybernaut International Holdings Co., Ltd.                    3,148,000     107,594       0.0%
#   Da Ming International Holdings, Ltd.                            880,000     278,339       0.0%
*   DaChan Food Asia, Ltd.                                        1,523,955      96,707       0.0%
    Dah Chong Hong Holdings, Ltd.                                 6,350,000   3,372,870       0.1%
    Dalian Port PDA Co., Ltd. Class H                             4,738,400     769,785       0.0%
*   Daphne International Holdings, Ltd.                           7,022,000     360,244       0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.                        3,502,943   1,934,460       0.0%
#*  DBA Telecommunication Asia Holdings, Ltd.                       876,000       7,322       0.0%
#*  Differ Group Holding Co., Ltd.                               11,852,000     889,621       0.0%
#*  Digital China Holdings, Ltd.                                  7,334,500   4,179,886       0.1%
#*  Dongfang Electric Corp., Ltd. Class H                         2,218,000   1,730,357       0.0%
#   Dongjiang Environmental Co., Ltd. Class H                     1,269,775   1,792,058       0.0%
    Dongyue Group, Ltd.                                           6,260,000   5,211,786       0.1%
    Dragon Crown Group Holdings, Ltd.                                62,000       7,853       0.0%
#   Dynagreen Environmental Protection Group Co., Ltd. Class H    3,319,000   1,712,995       0.0%
#*  Dynasty Fine Wines Group, Ltd.                                1,614,000      55,523       0.0%
    E-Commodities Holdings, Ltd.                                  8,448,000     671,162       0.0%
#*  eHi Car Services, Ltd. Sponsored ADR                            149,080   1,948,476       0.0%
    Embry Holdings, Ltd.                                            473,000     183,307       0.0%
    Essex Bio-technology, Ltd.                                      575,000     507,479       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
    EVA Precision Industrial Holdings, Ltd.                       5,156,435 $   803,513       0.0%
*   EverChina International Holdings Co., Ltd.                   13,120,000     294,726       0.0%
    Evergreen International Holdings, Ltd.                          860,000      66,457       0.0%
#*  Fang Holdings, Ltd. ADR                                         448,178   2,240,890       0.0%
#   Fantasia Holdings Group Co., Ltd.                            18,175,500   3,574,613       0.1%
    Far East Horizon, Ltd.                                       10,901,000  10,816,919       0.2%
*   Feiyu Technology International Co., Ltd.                      1,878,000     183,016       0.0%
#   First Tractor Co., Ltd. Class H                               2,633,176     918,904       0.0%
*   Forgame Holdings, Ltd.                                          282,300     358,828       0.0%
    Fu Shou Yuan International Group, Ltd.                        5,805,000   5,537,369       0.1%
    Fufeng Group, Ltd.                                            9,461,600   5,272,594       0.1%
#*  Fuguiniao Co., Ltd. Class H                                   2,430,200     225,258       0.0%
#   Future Land Development Holdings, Ltd.                       13,022,000  10,783,077       0.2%
*   GCL-Poly Energy Holdings, Ltd.                               85,046,000  10,519,746       0.1%
    Gemdale Properties & Investment Corp., Ltd.                  19,344,000   2,194,024       0.0%
#   Genscript Biotech Corp.                                       1,626,000   5,420,349       0.1%
*   Glorious Property Holdings, Ltd.                             21,264,501   1,722,789       0.0%
#   Golden Eagle Retail Group, Ltd.                               3,313,000   3,805,870       0.1%
    Golden Meditech Holdings, Ltd.                                  356,000      38,518       0.0%
    Golden Throat Holdings Group Co., Ltd.                        1,011,500     219,187       0.0%
    Golden Wheel Tiandi Holdings Co., Ltd.                          546,000      53,965       0.0%
    Goldlion Holdings, Ltd.                                       1,872,962     775,525       0.0%
    Goldpac Group, Ltd.                                           2,369,000     727,941       0.0%
#   GOME Retail Holdings, Ltd.                                   84,442,000   9,083,132       0.1%
    Good Friend International Holdings, Inc.                        398,667      88,853       0.0%
#*  Grand Baoxin Auto Group, Ltd.                                 3,403,492   1,420,586       0.0%
*   Greater China Financial Holdings, Ltd.                        1,780,000      48,801       0.0%
    Greatview Aseptic Packaging Co., Ltd.                         7,310,000   4,844,758       0.1%
    Greenland Hong Kong Holdings, Ltd.                            7,666,000   3,531,963       0.1%
#   Greentown China Holdings, Ltd.                                5,689,148   7,497,279       0.1%
#   Greentown Service Group Co., Ltd.                               964,000     801,685       0.0%
#*  Ground International Development, Ltd.                          355,000      75,938       0.0%
*   Guangdong Land Holdings, Ltd.                                 4,818,800   1,083,772       0.0%
    Guangdong Yueyun Transportation Co., Ltd. Class H             1,380,000     794,483       0.0%
    Guangshen Railway Co., Ltd. Class H                           1,002,000     581,027       0.0%
*   Guodian Technology & Environment Group Corp., Ltd. Class H    4,485,000     267,753       0.0%
    Guolian Securities Co., Ltd. Class H                          1,700,500     594,578       0.0%
#   Guorui Properties, Ltd.                                       2,699,000     889,286       0.0%
*   Haichang Ocean Park Holdings, Ltd.                            5,792,000   1,411,490       0.0%
#*  Hailiang Education Group, Inc. ADR                               18,009   1,476,738       0.0%
    Haitian International Holdings, Ltd.                          4,300,000  11,443,598       0.2%
*   Hanergy Thin Film Power Group, Ltd.                          17,084,000      90,874       0.0%
#*  Harbin Bank Co., Ltd. Class H                                 1,594,000     432,428       0.0%
#   Harbin Electric Co., Ltd. Class H                             5,515,413   1,612,704       0.0%
#   Harmonicare Medical Holdings, Ltd.                            2,403,000     739,772       0.0%
#   HC International, Inc.                                        3,777,500   2,546,478       0.0%
*   Health and Happiness H&H International Holdings, Ltd.         1,486,500  10,676,626       0.2%
    Henderson Investment, Ltd.                                    1,863,000     158,837       0.0%
*   Heng Tai Consumables Group, Ltd.                              2,515,000     143,417       0.0%
    Hengdeli Holdings, Ltd.                                      15,133,399     688,935       0.0%
*   Hi Sun Technology China, Ltd.                                13,182,000   2,017,279       0.0%
    Hilong Holding, Ltd.                                          7,044,000   1,067,948       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
    Hisense Kelon Electrical Holdings Co., Ltd. Class H           2,764,000 $ 2,806,937       0.1%
    HKC Holdings, Ltd.                                            1,441,577   1,074,316       0.0%
    HNA Infrastructure Co., Ltd. Class H                            832,000   1,101,438       0.0%
*   Honghua Group, Ltd.                                          21,447,000   2,141,989       0.0%
    Honworld Group, Ltd.                                          1,187,500     535,841       0.0%
    Hopefluent Group Holdings, Ltd.                               1,725,670     788,817       0.0%
    Hopewell Highway Infrastructure, Ltd.                         3,432,000   2,088,704       0.0%
    Hopson Development Holdings, Ltd.                             4,514,000   4,802,131       0.1%
#   HOSA International, Ltd.                                      5,034,000   1,822,576       0.0%
#*  Hua Han Health Industry Holdings, Ltd.                       25,871,698     655,309       0.0%
    Hua Hong Semiconductor, Ltd.                                  2,146,000   4,842,511       0.1%
    Huadian Fuxin Energy Corp., Ltd. Class H                     18,354,000   5,208,613       0.1%
#   Huadian Power International Corp., Ltd. Class H               4,044,000   1,641,083       0.0%
    Huaneng Renewables Corp., Ltd. Class H                       29,660,000  13,172,080       0.2%
    Huaxi Holdings Co., Ltd.                                        444,000     128,581       0.0%
    Huazhang Technology Holding, Ltd.                               432,000     209,866       0.0%
    Huazhong In Vehicle Holdings Co.,ltd.                         1,052,000     198,690       0.0%
#*  Hydoo International Holding, Ltd.                             2,570,000     153,246       0.0%
*   IMAX China Holding, Inc.                                        893,900   2,966,560       0.1%
#   Inner Mongolia Yitai Coal Co., Ltd. Class H                     209,000     242,098       0.0%
    Inspur International, Ltd.                                      132,000      44,778       0.0%
#   Jiangnan Group, Ltd.                                         11,392,000     680,488       0.0%
#*  Jiayuan International Group, Ltd.                             1,920,000   3,562,568       0.1%
#*  Jinchuan Group International Resources Co., Ltd.              9,137,000   1,863,662       0.0%
*   Jingrui Holdings, Ltd.                                          728,000     433,082       0.0%
#*  JinkoSolar Holding Co., Ltd. ADR                                170,941   3,141,896       0.1%
    Jinmao Hotel and Jinmao China Hotel Investments and
      Management, Ltd.                                              356,000     217,815       0.0%
#   JNBY Design, Ltd.                                               864,500   1,753,714       0.0%
    Joy City Property, Ltd.                                      18,126,000   2,797,535       0.0%
    Ju Teng International Holdings, Ltd.                          6,058,000   1,179,188       0.0%
#*  Jutal Offshore Oil Services, Ltd.                             1,074,000     240,767       0.0%
    K Wah International Holdings, Ltd.                            6,490,952   3,984,254       0.1%
*   Kai Yuan Holdings, Ltd.                                      13,400,000      88,785       0.0%
*   Kaisa Group Holdings, Ltd.                                   17,438,000   9,315,098       0.1%
    Kangda International Environmental Co., Ltd.                  4,426,000     758,622       0.0%
*   Kasen International Holdings, Ltd.                            4,399,000   1,020,930       0.0%
    Kinetic Mines and Energy, Ltd.                                  312,000      20,804       0.0%
    Kingboard Chemical Holdings, Ltd.                             3,756,421  15,282,210       0.2%
    Kingboard Laminates Holdings, Ltd.                            5,858,500   7,808,749       0.1%
#*  Kingdee International Software Group Co., Ltd.               15,099,200  14,657,689       0.2%
#   Kingsoft Corp., Ltd.                                          3,885,000  11,536,012       0.2%
*   Kong Sun Holdings, Ltd.                                         825,000      23,170       0.0%
#*  Koradior Holdings, Ltd.                                       1,008,000   1,165,983       0.0%
#*  KuangChi Science, Ltd.                                        4,611,000   1,047,614       0.0%
    KWG Property Holding, Ltd.                                   10,848,950  14,613,994       0.2%
*   Labixiaoxin Snacks Group, Ltd.                                1,152,000      71,774       0.0%
    Lai Fung Holdings, Ltd.                                         614,467     913,980       0.0%
    Le Saunda Holdings, Ltd.                                      2,049,799     298,296       0.0%
    Lee & Man Chemical Co., Ltd.                                  1,070,785     813,033       0.0%
    Lee & Man Paper Manufacturing, Ltd.                           6,293,000   6,931,603       0.1%
#   Lee's Pharmaceutical Holdings, Ltd.                           1,866,000   2,412,597       0.0%
    Leoch International Technology, Ltd.                          2,764,000     416,868       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
#*  Leyou Technologies Holdings, Ltd.                             9,420,000 $ 2,407,748       0.0%
*   Li Ning Co., Ltd.                                            10,086,000  11,356,407       0.2%
*   Lianhua Supermarket Holdings Co., Ltd. Class H                3,187,600     855,444       0.0%
#*  Lifestyle China Group, Ltd.                                   1,736,000     760,608       0.0%
#*  Lifetech Scientific Corp.                                    16,038,000   4,879,317       0.1%
#*  Link Motion, Inc. Sponsored ADR                                 690,534   1,346,541       0.0%
#*  Lisi Group Holdings, Ltd.                                     1,006,000     153,425       0.0%
    Livzon Pharmaceutical Group, Inc. Class H                       707,434   5,095,643       0.1%
    LK Technology Holdings, Ltd.                                    322,500      56,785       0.0%
    Logan Property Holdings Co., Ltd.                               676,000     991,132       0.0%
*   LongiTech Smart Energy Holding, Ltd.                            995,000     277,659       0.0%
    Lonking Holdings, Ltd.                                       15,779,000   7,170,310       0.1%
#   Luye Pharma Group, Ltd.                                       9,943,500  10,542,024       0.1%
*   Maanshan Iron & Steel Co., Ltd. Class H                      13,188,000   6,473,380       0.1%
    Maoye International Holdings, Ltd.                            8,664,000     919,709       0.0%
*   MIE Holdings Corp.                                            1,662,000      92,414       0.0%
#   MIN XIN Holdings, Ltd.                                          922,000     622,726       0.0%
*   Mingfa Group International Co., Ltd.                          7,108,000      50,987       0.0%
*   Mingyuan Medicare Development Co., Ltd.                       6,950,000      38,165       0.0%
    Minmetals Land, Ltd.                                         11,150,000   2,118,138       0.0%
    Minth Group, Ltd.                                             1,439,000   6,832,539       0.1%
*   MMG, Ltd.                                                    16,230,999  12,041,258       0.2%
    MOBI Development Co., Ltd.                                    1,014,000     104,771       0.0%
    Mobile Internet China Holding, Ltd.                           4,050,000   1,071,905       0.0%
    Modern Land China Co., Ltd.                                   5,786,800   1,081,322       0.0%
#*  Munsun Capital Group, Ltd.                                   48,214,318     122,135       0.0%
#   Nan Hai Corp., Ltd.                                          19,650,000     507,974       0.0%
    Nanjing Panda Electronics Co., Ltd. Class H                      38,000      18,976       0.0%
#*  National Agricultural Holdings, Ltd.                          3,114,000      88,516       0.0%
*   Nature Home Holding Co., Ltd.                                   520,000      88,249       0.0%
    NetDragon Websoft Holdings, Ltd.                                182,500     439,874       0.0%
*   New Century Healthcare Holding Co., Ltd.                         41,000      59,925       0.0%
#*  New Provenance Everlasting Holdings, Ltd.                    10,120,000     143,128       0.0%
    New Universe Environmental Group, Ltd.                          300,000      22,835       0.0%
*   New World Department Store China, Ltd.                        3,567,462     821,150       0.0%
    Nexteer Automotive Group, Ltd.                                4,627,000   7,118,962       0.1%
#*  Noah Holdings, Ltd. Sponsored ADR                               121,711   6,288,807       0.1%
#*  North Mining Shares Co., Ltd.                                87,980,000   1,625,152       0.0%
#   NVC Lighting Holdings, Ltd.                                   8,280,000     837,400       0.0%
#*  O-Net Technologies Group, Ltd.                                2,967,000   1,895,231       0.0%
#*  Ourgame International Holdings, Ltd.                          1,943,000     354,558       0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                     1,392,183     853,692       0.0%
#*  Ozner Water International Holding, Ltd.                       2,638,000     719,163       0.0%
#   Pacific Online, Ltd.                                          3,033,365     477,921       0.0%
#*  Panda Green Energy Group, Ltd.                               15,188,000   1,619,391       0.0%
#*  Parkson Retail Group, Ltd.                                    8,563,500   1,050,396       0.0%
#   PAX Global Technology, Ltd.                                   6,305,000   2,852,028       0.1%
*   Peking University Resources Holdings Co., Ltd.                  176,000       8,366       0.0%
#   Phoenix Media Investment Holdings, Ltd.                       8,454,000     900,214       0.0%
*   Phoenix New Media, Ltd. ADR                                     146,073     594,517       0.0%
#   Poly Culture Group Corp., Ltd. Class H                          628,800   1,066,792       0.0%
*   Poly Property Group Co., Ltd.                                16,591,000   7,711,297       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
CHINA -- (Continued)
#   Pou Sheng International Holdings, Ltd.                        15,028,806 $ 2,505,907       0.0%
#   Powerlong Real Estate Holdings, Ltd.                           9,846,000   5,077,048       0.1%
*   Prosperity International Holdings HK, Ltd.                    11,620,000     103,588       0.0%
*   PW Medtech Group, Ltd.                                         5,084,000     952,653       0.0%
#   Q Technology Group Co., Ltd.                                   2,488,000   3,029,189       0.1%
    Qingdao Port International Co., Ltd. Class H                   3,365,000   2,756,040       0.0%
    Qingling Motors Co., Ltd. Class H                              4,372,000   1,397,587       0.0%
#   Qinhuangdao Port Co., Ltd. Class H                             3,805,500   1,007,593       0.0%
#*  Qinqin Foodstuffs Group Cayman Co., Ltd.                          65,000      19,214       0.0%
    Qunxing Paper Holdings Co., Ltd.                                 669,913      32,264       0.0%
*   Real Gold Mining, Ltd.                                           300,500      10,069       0.0%
#   Redco Group                                                    7,018,000   4,395,554       0.1%
#*  Renhe Commercial Holdings Co., Ltd.                          127,643,000   2,573,953       0.0%
#*  Renren, Inc. ADR                                                  43,630     391,361       0.0%
#*  Rentian Technology Holdings, Ltd.                              2,730,000     128,236       0.0%
#*  REXLot Holdings, Ltd.                                        109,802,252     569,783       0.0%
*   Rici Healthcare Holdings, Ltd.                                    58,000      14,699       0.0%
#   Rivera Holdings, Ltd.                                          1,382,000     106,658       0.0%
    Road King Infrastructure, Ltd.                                 1,979,000   3,752,016       0.1%
#*  Ronshine China Holdings, Ltd.                                  1,747,000   2,591,407       0.0%
*   Royale Furniture Holdings, Ltd.                                  130,000      11,887       0.0%
#   Sany Heavy Equipment International Holdings Co., Ltd.          7,377,000   2,286,991       0.0%
*   Scud Group, Ltd.                                               1,876,000      46,609       0.0%
#   Seaspan Corp.                                                    430,472   3,310,330       0.1%
#   Shandong Chenming Paper Holdings, Ltd. Class H                 2,152,000   3,267,647       0.1%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H       11,976,000   7,359,712       0.1%
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H               1,168,000   1,189,342       0.0%
#   Shanghai Dasheng Agricultural Finance Technology Co., Ltd.
      Class H                                                     23,272,000     397,323       0.0%
    Shanghai Dazhong Public Utilities Group Co., Ltd. Class H         87,000      34,283       0.0%
*   Shanghai Fudan Microelectronics Group Co., Ltd. Class H        1,060,000     974,024       0.0%
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.
      Class H                                                      1,723,000     810,164       0.0%
    Shanghai Haohai Biological Technology Co., Ltd. Class H          174,400   1,140,334       0.0%
    Shanghai Industrial Holdings, Ltd.                             3,724,000   9,765,405       0.1%
    Shanghai Industrial Urban Development Group, Ltd.             14,974,000   3,220,443       0.1%
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                      8,524,000   3,525,316       0.1%
    Shanghai La Chapelle Fashion Co., Ltd. Class H                   139,800     145,681       0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                     5,358,000     885,320       0.0%
*   Shanghai Zendai Property, Ltd.                                21,220,000     511,084       0.0%
    Sheen Tai Holdings Grp Co., Ltd.                               2,482,000      99,107       0.0%
    Shengjing Bank Co., Ltd. Class H                                  62,500      41,754       0.0%
*   Shengli Oil & Gas Pipe Holdings, Ltd.                          2,272,500      88,221       0.0%
    Shenguan Holdings Group, Ltd.                                  7,454,000     370,724       0.0%
    Shenzhen Expressway Co., Ltd. Class H                          4,714,400   4,784,013       0.1%
    Shenzhen International Holdings, Ltd.                          7,775,367  16,988,384       0.2%
    Shenzhen Investment, Ltd.                                     23,568,643   9,525,607       0.1%
*   Shougang Concord International Enterprises Co., Ltd.          51,776,000   1,420,852       0.0%
    Shougang Fushan Resources Group, Ltd.                         18,764,000   4,599,778       0.1%
    Shui On Land, Ltd.                                            28,643,643   7,712,582       0.1%
#*  Shunfeng International Clean Energy, Ltd.                     10,264,000     395,682       0.0%
    Sichuan Expressway Co., Ltd. Class H                           5,366,000   1,852,951       0.0%
    Sihuan Pharmaceutical Holdings Group, Ltd.                    28,512,000   6,891,006       0.1%
*   Silver Grant International Industries, Ltd.                    6,502,000   1,397,455       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
    SIM Technology Group, Ltd.                                    1,050,000 $    47,852       0.0%
#   Sino Harbour Holdings Group, Ltd.                             1,360,000      59,505       0.0%
#*  Sino Oil And Gas Holdings, Ltd.                              79,417,766     524,834       0.0%
*   Sino-I Technology, Ltd.                                       3,950,000      40,121       0.0%
    Sino-Ocean Group Holding, Ltd.                                9,280,500   6,444,023       0.1%
#*  Sinofert Holdings, Ltd.                                      17,731,327   2,110,260       0.0%
#*  Sinolink Worldwide Holdings, Ltd.                            17,834,800   2,116,357       0.0%
#*  SinoMedia Holding, Ltd.                                       1,126,000     300,819       0.0%
    Sinopec Engineering Group Co., Ltd. Class H                   7,546,000   7,779,939       0.1%
    Sinopec Kantons Holdings, Ltd.                                7,250,000   3,429,483       0.1%
#   Sinosoft Technology Group, Ltd.                               5,758,599   2,411,578       0.0%
#   Sinotrans Shipping, Ltd.                                      9,567,086   2,477,318       0.0%
    Sinotrans, Ltd. Class H                                      14,820,000   8,491,266       0.1%
#   Sinotruk Hong Kong, Ltd.                                      6,298,000   7,378,891       0.1%
*   Skyfame Realty Holdings, Ltd.                                 6,268,000   4,405,550       0.1%
    Skyworth Digital Holdings, Ltd.                              15,097,628   6,860,371       0.1%
#   SMI Holdings Group, Ltd.                                      6,450,413   2,785,303       0.0%
    SOHO China, Ltd.                                             15,316,500   7,864,807       0.1%
#*  Sohu.com, Inc.                                                  194,172   6,015,449       0.1%
#*  Sparkle Roll Group, Ltd.                                      6,296,000     391,344       0.0%
    Springland International Holdings, Ltd.                       5,403,000   1,521,436       0.0%
*   SPT Energy Group, Inc.                                        5,064,000     544,576       0.0%
*   SRE Group, Ltd.                                              34,584,346     802,336       0.0%
#   SSY Group, Ltd.                                              13,919,152  14,064,422       0.2%
#*  Starrise Media Holdings, Ltd.                                 2,410,000     220,259       0.0%
    Suchuang Gas Corp., Ltd.                                        528,000     162,232       0.0%
#   Sun King Power Electronics Group                              3,610,000     716,755       0.0%
*   Sunshine 100 China Holdings, Ltd.                               426,000     158,490       0.0%
    Symphony Holdings, Ltd.                                       8,260,000   1,100,942       0.0%
    Tang Palace China Holdings, Ltd.                                220,000     100,469       0.0%
#   Tarena International, Inc. ADR                                  256,026   2,588,423       0.0%
*   Taung Gold International, Ltd.                               37,090,000     179,093       0.0%
#   TCL Multimedia Technology Holdings, Ltd.                      5,011,347   2,282,472       0.0%
*   Tech Pro Technology Development, Ltd.                        43,862,000     285,012       0.0%
#*  Technovator International, Ltd.                               3,506,000     864,204       0.0%
    Ten Pao Group Holdings, Ltd.                                  1,296,000     172,644       0.0%
    Tenfu Cayman Holdings Co Ltd                                    244,000     120,105       0.0%
#   Tenwow International Holdings, Ltd.                           4,336,000     634,324       0.0%
*   Tesson Holdings, Ltd.                                           162,000      23,610       0.0%
    Texhong Textile Group, Ltd.                                   2,011,500   2,802,399       0.1%
#   Tian An China Investment Co., Ltd.                            1,718,000   1,042,787       0.0%
    Tian Ge Interactive Holdings, Ltd.                            2,718,000   2,317,196       0.0%
#   Tian Shan Development Holdings, Ltd.                          1,742,000     502,903       0.0%
    Tiande Chemical Holdings, Ltd.                                  744,000     100,779       0.0%
    Tiangong International Co., Ltd.                                896,000     198,972       0.0%
#   Tianjin Capital Environmental Protection Group Co., Ltd.
      Class H                                                     2,876,000   1,562,087       0.0%
#   Tianjin Development Holdings, Ltd.                            3,908,000   1,749,254       0.0%
    Tianjin Port Development Holdings, Ltd.                      14,638,800   2,024,725       0.0%
    Tianneng Power International, Ltd.                            6,014,048   8,677,643       0.1%
    Tianyi Summi Holdings, Ltd.                                   3,872,000     414,400       0.0%
    Tianyun International Holdings, Ltd.                          1,978,000     349,533       0.0%
*   Tibet Water Resources, Ltd.                                  12,578,000   5,417,246       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
CHINA -- (Continued)
    Time Watch Investments, Ltd.                                  1,562,000 $  207,173       0.0%
    Tomson Group, Ltd.                                            2,624,641  1,311,317       0.0%
    Tong Ren Tang Technologies Co., Ltd. Class H                  4,173,000  6,708,237       0.1%
#   Tongda Group Holdings, Ltd.                                  23,530,000  5,211,418       0.1%
    Tonly Electronics Holdings, Ltd.                                626,176    635,055       0.0%
    Top Spring International Holdings, Ltd.                       1,349,000    559,580       0.0%
*   Tou Rong Chang Fu Group, Ltd.                                15,604,000    265,874       0.0%
    Towngas China Co., Ltd.                                       7,254,657  6,465,056       0.1%
    TPV Technology, Ltd.                                          5,419,964    667,649       0.0%
    Trigiant Group, Ltd.                                          3,878,000    575,003       0.0%
*   Trony Solar Holdings Co., Ltd.                                1,757,000     26,415       0.0%
#   Truly International Holdings, Ltd.                            8,919,573  2,026,774       0.0%
    Tsaker Chemical Group, Ltd.                                     721,000    379,045       0.0%
#*  Tuniu Corp. Sponsored ADR                                        95,458    591,840       0.0%
    Uni-President China Holdings, Ltd.                            8,237,000  7,786,701       0.1%
#   United Energy Group, Ltd.                                    39,712,900  3,323,626       0.1%
#   Universal Medical Financial & Technical Advisory Services
      Co., Ltd.                                                   5,613,500  5,177,857       0.1%
#*  V1 Group, Ltd.                                               11,809,600    659,908       0.0%
#   Vinda International Holdings, Ltd.                              841,000  1,453,852       0.0%
    Wanguo International Mining Group, Ltd.                         492,000    113,378       0.0%
    Wasion Group Holdings, Ltd.                                   4,144,000  2,320,840       0.0%
    Weiqiao Textile Co. Class H                                   2,152,000  1,042,620       0.0%
    Wenzhou Kangning Hospital Co., Ltd. Class H                       2,700     13,645       0.0%
*   West China Cement, Ltd.                                      17,834,000  3,617,194       0.1%
    Wisdom Education International Holdings Co., Ltd.               510,000    363,698       0.0%
#   Wisdom Sports Group                                           3,653,000    364,664       0.0%
*   Wuzhou International Holdings, Ltd.                           1,686,000    130,491       0.0%
#   Xiabuxiabu Catering Management China Holdings Co., Ltd.       1,182,500  2,030,210       0.0%
    Xiamen International Port Co., Ltd. Class H                   7,366,000  1,290,381       0.0%
*   Xinchen China Power Holdings, Ltd.                            3,568,000    393,161       0.0%
    Xingda International Holdings, Ltd.                           6,496,235  2,320,309       0.0%
*   Xingfa Aluminium Holdings, Ltd.                                 503,000    407,887       0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H        2,708,103  2,113,363       0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H             5,127,598    707,349       0.0%
*   Xinming China Holdings, Ltd.                                    224,000     32,299       0.0%
    Xinyi Solar Holdings, Ltd.                                   16,712,000  7,614,873       0.1%
#   Xinyuan Real Estate Co., Ltd. ADR                                96,039    483,076       0.0%
    XTEP International Holdings, Ltd.                             6,006,500  3,489,610       0.1%
*   Xunlei, Ltd. ADR                                                 32,839    426,579       0.0%
#   Yadea Group Holdings, Ltd.                                    6,110,000  2,098,312       0.0%
*   Yanchang Petroleum International, Ltd.                       30,720,000    414,674       0.0%
#   Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co.
      Class H                                                     1,018,000  4,309,767       0.1%
#*  Yashili International Holdings, Ltd.                          5,308,000  1,207,039       0.0%
#   YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H         557,200  2,645,954       0.0%
    Yida China Holdings, Ltd.                                     1,148,000    372,957       0.0%
#   Yihai International Holding, Ltd.                               457,000    624,279       0.0%
    Yip's Chemical Holdings, Ltd.                                 1,954,000    687,331       0.0%
#   Yirendai, Ltd. ADR                                              103,132  3,637,466       0.1%
    Yorkey Optical International Cayman, Ltd.                       396,000     70,320       0.0%
#*  Youyuan International Holdings, Ltd.                          3,539,070  2,020,239       0.0%
*   Yuanda China Holdings, Ltd.                                  12,884,000    174,758       0.0%
#*  YuanShengTai Dairy Farm, Ltd.                                 6,459,000    246,350       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
CHINA -- (Continued)
    Yuexiu Property Co., Ltd.                                    54,806,284 $   12,330,407       0.2%
#   Yuexiu Transport Infrastructure, Ltd.                         4,586,018      3,458,029       0.1%
#   Yunnan Water Investment Co., Ltd. Class H                     1,871,000        734,618       0.0%
    Yusin Holding Corp.                                               6,000         14,645       0.0%
    Yuzhou Properties Co., Ltd.                                  11,092,120      8,068,744       0.1%
#   Zhaojin Mining Industry Co., Ltd. Class H                     9,157,000      7,168,089       0.1%
    Zhejiang Expressway Co., Ltd. Class H                         1,646,000      1,690,309       0.0%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H       1,861,200      1,098,686       0.0%
#*  Zhong An Real Estate, Ltd.                                   23,399,800      1,536,313       0.0%
    Zhongsheng Group Holdings, Ltd.                               4,248,000     12,177,631       0.2%
#*  Zhongyu Gas Holdings, Ltd.                                    1,788,000      1,667,043       0.0%
#   Zhou Hei Ya International Holdings Co., Ltd.                  1,045,500        918,187       0.0%
*   Zhuguang Holdings Group Co., Ltd.                             5,110,000        979,795       0.0%
    Zhuhai Holdings Investment Group, Ltd.                        1,800,000        230,888       0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                     6,587,400      2,829,501  0.1%
                                                                            --------------      ----
TOTAL CHINA                                                                  1,339,562,086      17.1%
                                                                            --------------      ----
COLOMBIA -- (0.2%)
    Almacenes Exito SA                                            1,552,050      9,371,018       0.1%
    Bolsa de Valores de Colombia                                 29,054,344        232,728       0.0%
    Celsia SA ESP                                                 1,653,284      2,725,108       0.0%
*   Cemex Latam Holdings SA                                       1,118,385      3,447,978       0.1%
    Constructora Conconcreto SA                                     323,906        110,699       0.0%
    Corp. Financiera Colombiana SA                                  130,432      1,121,857       0.0%
*   Empresa de Telecomunicaciones de Bogota                       3,376,051        496,380       0.0%
    Grupo Nutresa SA                                                 74,673        723,082       0.0%
    Interconexion Electrica SA ESP                                  152,354        785,376       0.0%
    Mineros SA                                                      115,553         97,290       0.0%
    Promigas SA ESP                                                  10,240         26,977       0.0%
                                                                            --------------      ----
TOTAL COLOMBIA                                                                  19,138,493       0.2%
                                                                            --------------      ----
GREECE -- (0.3%)
    Aegean Airlines SA                                              207,860      2,341,235       0.0%
    Athens Water Supply & Sewage Co. SA (The)                       125,722        899,995       0.0%
    Bank of Greece                                                  142,242      2,592,495       0.1%
*   Ellaktor SA                                                     801,522      1,592,566       0.0%
    Fourlis Holdings SA                                             278,982      1,987,384       0.0%
*   GEK Terna Holding Real Estate Construction SA                   475,188      2,890,353       0.1%
    Hellenic Exchanges - Athens Stock Exchange SA                   437,421      2,752,297       0.1%
*   Iaso SA                                                         528,264        609,821       0.0%
*   Intracom Holdings SA                                            664,642        686,729       0.0%
*   Intralot SA-Integrated Lottery Systems & Services               848,730      1,210,209       0.0%
*   Lamda Development SA                                             92,510        744,600       0.0%
*   Marfin Investment Group Holdings SA                           5,032,612        994,940       0.0%
*   Mytilineos Holdings SA                                          522,191      6,296,745       0.1%
    Piraeus Port Authority SA                                        42,172        834,412       0.0%
    Sarantis SA                                                      93,848      1,607,287       0.0%
    Terna Energy SA                                                 257,713      1,589,072       0.0%
                                                                            --------------      ----
TOTAL GREECE                                                                    29,630,140       0.4%
                                                                            --------------      ----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
HONG KONG -- (0.0%)
*   AAG Energy Holdings, Ltd.                                      219,000 $   41,802       0.0%
*   Beijing Gas Blue Sky Holdings, Ltd.                          4,728,000    306,378       0.0%
*   China Minsheng Drawin Technology Group, Ltd.                   500,000     12,002       0.0%
#*  GCL New Energy Holdings, Ltd.                                3,230,000    179,156       0.0%
*   Huajun Holdings, Ltd.                                           13,720     56,255       0.0%
*   Sino Haijing Holdings, Ltd.                                  2,640,000     52,519       0.0%
*   Tongda Hong Tai Holdings, Ltd.                                  11,750      2,081       0.0%
*   Tongfang Kontafarma Holdings, Ltd.                             186,000     10,419       0.0%
                                                                           ----------       ---
TOTAL HONG KONG                                                               660,612       0.0%
                                                                           ----------       ---
HUNGARY -- (0.1%)
#*  CIG Pannonia Life Insurance P.L.C. Class A                     147,938    265,595       0.0%
    Magyar Telekom Telecommunications P.L.C.                     1,601,424  2,769,918       0.0%
    Richter Gedeon Nyrt                                            221,459  4,471,823       0.1%
                                                                           ----------       ---
TOTAL HUNGARY                                                               7,507,336       0.1%
                                                                           ----------       ---
INDIA -- (13.4%)
*   3i Infotech, Ltd.                                              918,152     67,808       0.0%
*   3M India, Ltd.                                                   6,639  2,030,712       0.0%
*   5Paisa Capital, Ltd.                                            38,558    233,495       0.0%
    8K Miles Software Services, Ltd.                                83,617    977,763       0.0%
    Aarti Drugs, Ltd.                                               17,045    146,193       0.0%
    Aarti Industries                                               195,320  3,901,206       0.1%
*   Aban Offshore, Ltd.                                            137,519    357,379       0.0%
    Abbott India, Ltd.                                              12,853  1,194,641       0.0%
    Accelya Kale Solutions, Ltd.                                     3,300     65,489       0.0%
*   Adani Power, Ltd.                                            6,769,452  2,572,911       0.0%
*   Adani Transmissions, Ltd.                                      522,126  1,308,011       0.0%
*   Aditya Birla Capital, Ltd.                                     515,058  1,228,038       0.0%
*   Aditya Birla Fashion and Retail, Ltd.                          566,712  1,241,129       0.0%
    Advanced Enzyme Technologies, Ltd.                              56,924    222,008       0.0%
    Aegis Logistics, Ltd.                                          844,356  3,636,830       0.1%
    Agro Tech Foods, Ltd.                                           65,329    678,714       0.0%
*   Ahluwalia Contracts India Ltd.                                  19,575    122,998       0.0%
    AIA Engineering, Ltd.                                          240,532  5,194,644       0.1%
    Ajanta Pharma, Ltd.                                            217,451  4,405,408       0.1%
    Akzo Nobel India, Ltd.                                          78,036  2,249,649       0.0%
    Alembic Pharmaceuticals, Ltd.                                  456,557  3,657,968       0.1%
    Alembic, Ltd.                                                  649,379    554,420       0.0%
    Alkyl Amines Chemicals                                          21,001    224,566       0.0%
*   Allahabad Bank                                               1,230,427    901,314       0.0%
    Allcargo Logistics, Ltd.                                       442,806    923,954       0.0%
    Amara Raja Batteries, Ltd.                                     210,677  2,708,301       0.0%
*   Amtek Auto, Ltd.                                               217,501     47,180       0.0%
    Anant Raj, Ltd.                                                823,171    576,890       0.0%
*   Andhra Bank                                                  1,351,886    801,247       0.0%
    Andhra Sugars, Ltd. (The)                                       28,418    168,068       0.0%
    Apar Industries, Ltd.                                           98,495  1,189,233       0.0%
    APL Apollo Tubes, Ltd.                                          36,582  1,199,129       0.0%
    Apollo Hospitals Enterprise, Ltd.                              295,332  4,814,145       0.1%
    Apollo Tyres, Ltd.                                           2,135,080  9,376,843       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Aptech, Ltd.                                                   111,411 $   483,811       0.0%
    Arvind, Ltd.                                                 1,218,343   7,697,884       0.1%
    Asahi India Glass, Ltd.                                        459,536   2,504,678       0.0%
    Ashiana Housing, Ltd.                                          235,767     562,234       0.0%
    Ashok Leyland, Ltd.                                            987,355   2,420,274       0.0%
    Ashoka Buildcon, Ltd.                                          351,062   1,484,393       0.0%
    Asian Granito India, Ltd.                                       36,562     262,356       0.0%
    Astra Microwave Products, Ltd.                                  63,332     101,360       0.0%
    Astral Polytechnik, Ltd.                                       102,411   1,447,262       0.0%
*   AstraZeneca Pharma India, Ltd.                                  18,120     287,031       0.0%
    Atul, Ltd.                                                      66,521   2,946,982       0.1%
    Automotive Axles, Ltd.                                          31,492     717,794       0.0%
    Avanti Feeds, Ltd.                                              57,146   2,127,054       0.0%
    Bajaj Corp., Ltd.                                              460,255   3,301,529       0.1%
    Bajaj Electricals, Ltd.                                        255,255   2,486,235       0.0%
*   Bajaj Hindusthan Sugar, Ltd.                                 2,965,216     385,464       0.0%
    Bajaj Holdings & Investment, Ltd.                              124,491   5,026,953       0.1%
    Balaji Amines, Ltd.                                             58,328     618,952       0.0%
    Balaji Telefilms, Ltd.                                         222,789     435,329       0.0%
    Balkrishna Industries, Ltd.                                    564,402  10,765,782       0.2%
*   Ballarpur Industries, Ltd.                                   1,316,382     259,744       0.0%
    Balmer Lawrie & Co., Ltd.                                      354,007   1,165,011       0.0%
    Balrampur Chini Mills, Ltd.                                  1,210,655   1,272,920       0.0%
    Banco Products India, Ltd.                                     143,745     497,573       0.0%
*   Bank of India                                                  557,528     861,907       0.0%
*   Bank Of Maharashtra                                            654,671     136,142       0.0%
    Bannari Amman Sugars, Ltd.                                      14,297     357,860       0.0%
    BASF India, Ltd.                                                87,802   2,796,081       0.1%
    Bata India, Ltd.                                               261,464   3,123,930       0.1%
    Bayer CropScience, Ltd.                                          4,160     294,727       0.0%
    BEML, Ltd.                                                     110,323   1,750,581       0.0%
    Berger Paints India, Ltd.                                    1,408,035   6,036,700       0.1%
*   BF Utilities, Ltd.                                              80,023     516,905       0.0%
    Bhansali Engineering Polymers, Ltd.                            528,977   1,501,577       0.0%
*   Bharat Financial Inclusion, Ltd.                               367,223   6,359,148       0.1%
    Bharat Forge, Ltd.                                             103,384   1,196,489       0.0%
    Bharat Rasayan, Ltd.                                             1,660     147,325       0.0%
    Biocon, Ltd.                                                 1,280,367  12,727,828       0.2%
    Birla Corp., Ltd.                                              167,366   1,913,653       0.0%
*   BL Kashyap & Sons, Ltd.                                         99,300      74,183       0.0%
    Bliss Gvs Pharma, Ltd.                                         327,325     971,960       0.0%
    Blue Dart Express, Ltd.                                         33,643   1,834,432       0.0%
    Blue Star, Ltd.                                                225,630   2,704,538       0.0%
    Bodal Chemicals, Ltd.                                          317,320     560,039       0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                        737,242   3,396,201       0.1%
*   Bombay Rayon Fashions, Ltd.                                    112,907      38,931       0.0%
    Brigade Enterprises, Ltd.                                      299,780   1,249,896       0.0%
    Can Fin Homes, Ltd.                                            252,875   1,592,907       0.0%
    Canara Bank                                                    488,422   1,932,526       0.0%
    Capital First, Ltd.                                            216,844   2,078,648       0.0%
    Caplin Point Laboratories, Ltd.                                120,778   1,077,582       0.0%
    Carborundum Universal, Ltd.                                    396,390   2,265,869       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Care Ratings, Ltd.                                             131,965 $ 2,509,859       0.0%
    Castrol India, Ltd.                                            310,832     904,976       0.0%
    CCL Products India, Ltd.                                       448,823   2,102,103       0.0%
    Ceat, Ltd.                                                     189,680   4,496,962       0.1%
    Century Plyboards India, Ltd.                                  571,338   2,777,146       0.1%
    Cera Sanitaryware, Ltd.                                         28,409   1,341,524       0.0%
    CESC, Ltd.                                                     632,178  10,040,400       0.1%
*   CG Power and Industrial Solutions, Ltd.                      3,403,119   4,254,103       0.1%
    Chambal Fertilizers & Chemicals, Ltd.                        1,130,592   3,284,399       0.1%
    Chennai Petroleum Corp., Ltd.                                  356,359   1,700,561       0.0%
    Chennai Super Kings Cricket, Ltd.                            1,658,632      10,485       0.0%
    Cholamandalam Investment and Finance Co., Ltd.                  66,818   1,731,240       0.0%
    City Union Bank, Ltd.                                        1,191,749   3,278,233       0.1%
    Clariant Chemicals India, Ltd.                                  47,951     386,895       0.0%
*   Coffee Day Enterprises, Ltd.                                   188,360     973,418       0.0%
    Coromandel International, Ltd.                                 571,426   4,011,366       0.1%
*   Corp. Bank                                                   1,304,019     584,987       0.0%
    Cox & Kings, Ltd.                                              791,270   2,585,231       0.0%
    CRISIL, Ltd.                                                   111,039   3,134,145       0.1%
    Crompton Greaves Consumer Electricals, Ltd.                  3,469,530  12,156,273       0.2%
    Cyient, Ltd.                                                   403,145   4,573,652       0.1%
    Dalmia Bharat Sugar & Industries, Ltd.                           7,896       7,663       0.0%
    Dalmia Bharat, Ltd.                                            147,822   6,748,603       0.1%
*   DB Corp., Ltd.                                                 161,644     726,488       0.0%
*   DB Realty, Ltd.                                                612,648     584,969       0.0%
    DCB Bank, Ltd.                                               1,562,826   4,544,531       0.1%
    DCM Shriram, Ltd.                                              305,718   1,513,407       0.0%
*   DCW, Ltd.                                                      118,398      60,175       0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.                233,813   1,233,904       0.0%
    Deepak Nitrite, Ltd.                                           243,074     977,781       0.0%
    Delta Corp., Ltd.                                              606,111   2,429,015       0.0%
*   DEN Networks, Ltd.                                             202,357     311,409       0.0%
*   Dena Bank                                                    1,251,365     364,346       0.0%
    Dewan Housing Finance Corp., Ltd.                            1,161,690  11,080,636       0.2%
    DFM Foods, Ltd.                                                  7,092     154,594       0.0%
    Dhampur Sugar Mills, Ltd.                                      159,357     227,498       0.0%
    Dhanuka Agritech, Ltd.                                          45,282     399,586       0.0%
*   Diligent Media Corp., Ltd.                                      11,051       1,450       0.0%
    Dilip Buildcon, Ltd.                                           130,609   2,258,585       0.0%
*   Dish TV India, Ltd.                                          3,118,653   3,506,748       0.1%
*   Dishman Carbogen Amcis, Ltd.                                   699,600   3,946,083       0.1%
    Dr Lal PathLabs, Ltd.                                          100,460   1,272,909       0.0%
*   Dredging Corp. Of India, Ltd.                                   22,728     211,004       0.0%
    Dwarikesh Sugar Industries, Ltd.                                66,104      25,252       0.0%
*   Dynamatic Technologies, Ltd.                                     8,983     248,827       0.0%
    eClerx Services, Ltd.                                          145,483   2,887,299       0.1%
    Edelweiss Financial Services, Ltd.                           1,727,487   7,365,880       0.1%
    EID Parry India, Ltd.                                          533,750   2,191,303       0.0%
    EIH, Ltd.                                                    1,012,839   2,642,119       0.0%
    Electrosteel Castings, Ltd.                                    761,096     333,890       0.0%
    Elgi Equipments, Ltd.                                          339,966   1,440,529       0.0%
    Emami, Ltd.                                                     12,892     214,975       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
INDIA -- (Continued)
    Endurance Technologies, Ltd.                                      7,454 $   141,565       0.0%
    Engineers India, Ltd.                                         1,496,253   3,538,847       0.1%
    Entertainment Network India, Ltd.                                68,042     701,328       0.0%
*   Eros International Media, Ltd.                                  280,262     730,887       0.0%
    Escorts, Ltd.                                                   580,021   8,681,952       0.1%
    Essel Propack, Ltd.                                             425,690   1,703,590       0.0%
*   Eveready Industries India, Ltd.                                 338,702   1,589,939       0.0%
*   Excel Crop Care, Ltd.                                             4,184     220,904       0.0%
    Exide Industries, Ltd.                                        1,512,540   5,589,828       0.1%
    FDC, Ltd.                                                       442,091   1,657,899       0.0%
    Federal Bank, Ltd.                                            8,667,989  12,719,189       0.2%
*   Federal-Mogul Goetze India, Ltd.                                 82,059     585,789       0.0%
    FIEM Industries, Ltd.                                            22,301     308,827       0.0%
    Finolex Cables, Ltd.                                            764,245   7,952,665       0.1%
    Finolex Industries, Ltd.                                        307,630   3,012,091       0.1%
*   Firstsource Solutions, Ltd.                                   1,861,967   1,765,201       0.0%
*   Fortis Healthcare, Ltd.                                       2,321,065   5,237,670       0.1%
*   Future Consumer, Ltd.                                         1,849,467   1,635,573       0.0%
    Future Enterprises, Ltd.                                        718,215     409,906       0.0%
    Future Lifestyle Fashions, Ltd.                                  92,764     601,949       0.0%
*   Future Retail, Ltd.                                             377,129   3,401,318       0.1%
    Gabriel India, Ltd.                                             453,192   1,038,642       0.0%
    Garware Wall Ropes, Ltd.                                         52,974     776,094       0.0%
    Gateway Distriparks, Ltd.                                       681,275   1,716,492       0.0%
    Gati, Ltd.                                                      273,618     495,147       0.0%
*   Gayatri Highways, Ltd.                                          297,572      32,548       0.0%
*   Gayatri Projects, Ltd.                                          297,572     910,952       0.0%
    GE Power India, Ltd.                                            122,291   1,554,005       0.0%
    GE T&D India, Ltd.                                              187,875   1,061,550       0.0%
    Genus Power Infrastructures, Ltd.                                55,804      43,087       0.0%
    Geojit Financial Services, Ltd.                                 271,451     416,505       0.0%
    GHCL, Ltd.                                                      201,230     828,371       0.0%
    GIC Housing Finance, Ltd.                                       103,084     669,796       0.0%
    Gillette India, Ltd.                                             19,465   1,903,074       0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.                           746      68,391       0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.                             7,932     277,763       0.0%
    Glenmark Pharmaceuticals, Ltd.                                  529,253   4,519,806       0.1%
    GM Breweries, Ltd.                                               22,849     375,082       0.0%
*   GMR Infrastructure, Ltd.                                     15,924,296   4,859,865       0.1%
    GOCL Corp., Ltd.                                                 46,790     352,900       0.0%
*   Godawari Power and Ispat, Ltd.                                   48,400     407,596       0.0%
    Godfrey Phillips India, Ltd.                                     76,979   1,013,186       0.0%
    Godrej Industries, Ltd.                                         422,968   3,797,500       0.1%
*   Godrej Properties, Ltd.                                         388,265   4,666,623       0.1%
    Granules India, Ltd.                                            456,902     741,082       0.0%
    Graphite India, Ltd.                                            397,865   4,108,304       0.1%
    Grasim Industries, Ltd.                                         367,899   5,972,596       0.1%
    Great Eastern Shipping Co., Ltd. (The)                          522,487   2,862,274       0.1%
    Greaves Cotton, Ltd.                                            568,315   1,056,210       0.0%
    Greenply Industries, Ltd.                                       173,476     799,884       0.0%
    Grindwell Norton, Ltd.                                           97,139     755,366       0.0%
    Gruh Finance, Ltd.                                              630,894   6,368,282       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
*   GTL Infrastructure, Ltd.                                       938,311 $    28,129       0.0%
    Gujarat Alkalies & Chemicals, Ltd.                             188,929   2,121,385       0.0%
    Gujarat Ambuja Exports, Ltd.                                   210,002     909,755       0.0%
    Gujarat Fluorochemicals, Ltd.                                  224,424   2,858,549       0.1%
    Gujarat Gas, Ltd.                                              319,983   4,229,822       0.1%
    Gujarat Industries Power Co., Ltd.                             320,510     498,504       0.0%
    Gujarat Mineral Development Corp., Ltd.                        803,287   1,623,458       0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.           325,771   2,322,673       0.0%
    Gujarat Pipavav Port, Ltd.                                   1,215,321   2,666,308       0.0%
    Gujarat State Fertilizers & Chemicals, Ltd.                    969,096   1,943,503       0.0%
    Gujarat State Petronet, Ltd.                                 1,250,382   3,320,848       0.1%
    Gulf Oil Lubricants India, Ltd.                                 98,950   1,391,103       0.0%
*   GVK Power & Infrastructure, Ltd.                             5,289,365   1,178,833       0.0%
*   Hathway Cable & Datacom, Ltd.                                2,304,459   1,203,902       0.0%
    Hatsun Agro Products, Ltd.                                      49,532     579,693       0.0%
    HBL Power Systems, Ltd.                                        601,914     434,858       0.0%
*   HealthCare Global Enterprises, Ltd.                             75,402     337,929       0.0%
    HEG, Ltd.                                                       36,273   1,496,189       0.0%
    HeidelbergCement India, Ltd.                                   547,065   1,270,787       0.0%
    Heritage Foods, Ltd.                                            70,017     744,680       0.0%
    Hester Biosciences, Ltd.                                         8,083     193,086       0.0%
    Hexaware Technologies, Ltd.                                  1,197,434   8,025,984       0.1%
    Hikal, Ltd.                                                    153,294     583,368       0.0%
    HIL, Ltd.                                                       13,502     460,846       0.0%
*   Himachal Futuristic Communications, Ltd.                     3,834,328   1,588,836       0.0%
    Himadri Speciality Chemical, Ltd.                              775,051   1,702,416       0.0%
    Himatsingka Seide, Ltd.                                        255,293   1,475,157       0.0%
    Hinduja Global Solutions, Ltd.                                  47,804     678,316       0.0%
    Hinduja Ventures, Ltd.                                          37,897     459,083       0.0%
*   Hindustan Construction Co., Ltd.                             1,002,649     351,465       0.0%
    Hindustan Media Ventures, Ltd.                                  25,017      86,757       0.0%
*   Hindustan Oil Exploration Co., Ltd.                            165,786     306,982       0.0%
    Honda SIEL Power Products, Ltd.                                 16,776     375,362       0.0%
    Honeywell Automation India, Ltd.                                13,522   3,853,317       0.1%
*   Hotel Leela Venture, Ltd.                                      260,996      70,950       0.0%
*   Housing Development & Infrastructure, Ltd.                   2,608,534   1,286,963       0.0%
    HSIL, Ltd.                                                     252,622   1,428,713       0.0%
    HT Media, Ltd.                                                 728,149     980,879       0.0%
    Huhtamaki PPL, Ltd.                                            138,171     738,327       0.0%
    I G Petrochemicals, Ltd.                                        68,077     775,820       0.0%
    ICRA, Ltd.                                                       2,398     139,943       0.0%
    IDFC Bank, Ltd.                                              5,530,613   3,979,335       0.1%
    IDFC, Ltd.                                                   3,132,913   2,724,645       0.1%
*   IFB Industries, Ltd.                                            51,171     936,591       0.0%
*   IFCI, Ltd.                                                   5,290,292   1,568,085       0.0%
    IIFL Holdings, Ltd.                                          1,460,861  16,736,051       0.2%
*   IL&FS Transportation Networks, Ltd.                            807,052     764,402       0.0%
    India Cements, Ltd. (The)                                    1,763,985   3,862,420       0.1%
    India Glycols, Ltd.                                             85,907     768,060       0.0%
    India Nippon Electricals, Ltd.                                  10,713      87,973       0.0%
*   Indiabulls Real Estate, Ltd.                                 1,791,660   5,719,459       0.1%
    Indiabulls Ventures, Ltd.(B2QP4C2)                             994,414   7,152,813       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
INDIA -- (Continued)
*   Indiabulls Ventures, Ltd.(BDRNRV2)                              152,225 $   684,374       0.0%
    Indian Bank                                                     673,455   3,235,451       0.1%
    Indian Hotels Co., Ltd. (The)                                 3,572,725   7,863,093       0.1%
    Indian Hume Pipe Co., Ltd.                                       51,809     267,410       0.0%
    Indian Metals & Ferro Alloys, Ltd.                               18,453     131,191       0.0%
*   Indian Overseas Bank                                          2,002,490     549,346       0.0%
    Indo Count Industries, Ltd.                                     435,926     610,455       0.0%
    Indoco Remedies, Ltd.                                           261,571     787,753       0.0%
    Indraprastha Gas, Ltd.                                        1,175,255   5,037,293       0.1%
    INEOS Styrolution India, Ltd.                                    30,905     425,591       0.0%
    Ingersoll-Rand India, Ltd.                                       78,519     797,878       0.0%
*   Inox Leisure, Ltd.                                              418,146   1,719,822       0.0%
*   Inox Wind, Ltd.                                                 280,425     451,195       0.0%
    Insecticides India, Ltd.                                         32,706     358,969       0.0%
*   Intellect Design Arena, Ltd.                                    342,953   1,014,728       0.0%
*   International Paper APPM, Ltd.                                   22,357     110,869       0.0%
    Ipca Laboratories, Ltd.                                         375,952   4,233,354       0.1%
    IRB Infrastructure Developers, Ltd.                           1,464,915   6,114,192       0.1%
    ITD Cementation India, Ltd.                                     345,228     854,736       0.0%
*   ITI, Ltd.                                                       259,588     467,728       0.0%
    J Kumar Infraprojects, Ltd.                                     147,262     621,669       0.0%
    Jagran Prakashan, Ltd.                                          811,954   2,064,505       0.0%
    Jai Corp., Ltd.                                                 360,310     848,298       0.0%
    Jain Irrigation Systems, Ltd.                                 2,913,946   5,062,544       0.1%
*   Jaiprakash Associates, Ltd.                                  10,389,053   3,041,458       0.1%
*   Jaiprakash Power Ventures, Ltd.                              14,119,051     788,480       0.0%
*   Jammu & Kashmir Bank, Ltd. (The)                              2,109,565   1,784,830       0.0%
    Jamna Auto Industries, Ltd.                                   1,100,429   1,599,931       0.0%
    Jay Bharat Maruti, Ltd.                                           1,161       8,184       0.0%
    Jayant Agro-Organics, Ltd.                                       23,785     117,979       0.0%
*   Jaypee Infratech, Ltd.                                        3,812,775     294,536       0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                            212,153   1,016,041       0.0%
    JBF Industries, Ltd.                                            220,446     338,471       0.0%
    JBM Auto, Ltd.                                                   21,428     136,892       0.0%
*   Jet Airways India, Ltd.                                         172,736   1,652,971       0.0%
    Jindal Poly Films, Ltd.                                         130,599     598,947       0.0%
    Jindal Saw, Ltd.                                              1,136,957   2,101,077       0.0%
*   Jindal Stainless Hisar, Ltd.                                    288,467     799,071       0.0%
*   Jindal Stainless, Ltd.                                          475,544     652,937       0.0%
*   JITF Infralogistics, Ltd.                                        44,336      23,748       0.0%
    JK Cement, Ltd.                                                 180,313   2,700,881       0.0%
    JK Lakshmi Cement, Ltd.                                         291,833   1,781,919       0.0%
    JK Paper, Ltd.                                                  341,973     720,637       0.0%
    JK Tyre & Industries, Ltd.                                      583,112   1,359,251       0.0%
    JM Financial, Ltd.                                            2,268,631   4,747,671       0.1%
    JMC Projects India, Ltd.                                         50,166     500,270       0.0%
    Johnson Controls-Hitachi Air Conditioning India, Ltd.            67,333   2,596,210       0.0%
    JSW Energy, Ltd.                                              3,100,743   3,941,945       0.1%
*   JSW Holdings, Ltd.                                               22,564     659,303       0.0%
    Jubilant Foodworks, Ltd.                                        306,898  11,646,066       0.2%
    Jubilant Life Sciences, Ltd.                                    505,015   6,662,290       0.1%
*   Just Dial, Ltd.                                                 283,534   1,876,892       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Jyothy Laboratories, Ltd.                                      476,151 $ 2,575,672       0.0%
    Kajaria Ceramics, Ltd.                                         595,639   4,870,321       0.1%
    Kalpataru Power Transmission, Ltd.                             426,584   3,117,585       0.1%
    Kalyani Steels, Ltd.                                           113,000     538,532       0.0%
    Kansai Nerolac Paints, Ltd.                                    405,117   3,021,956       0.1%
    Karnataka Bank, Ltd. (The)                                   1,457,310   2,668,590       0.0%
    Karur Vysya Bank, Ltd. (The)                                 2,752,820   4,489,540       0.1%
    Kaveri Seed Co., Ltd.                                          227,504   1,810,026       0.0%
    KCP, Ltd.                                                      278,078     560,419       0.0%
    KEC International, Ltd.                                        746,494   4,538,921       0.1%
    KEI Industries, Ltd.                                           252,146   1,647,508       0.0%
    Kewal Kiran Clothing, Ltd.                                       2,328      53,763       0.0%
*   Kiri Industries, Ltd.                                           84,521     515,216       0.0%
    Kirloskar Brothers, Ltd.                                       130,859     559,972       0.0%
    Kirloskar Oil Engines, Ltd.                                    257,475   1,285,342       0.0%
    Kitex Garments, Ltd.                                           157,648     558,584       0.0%
    KNR Constructions, Ltd.                                        219,172   1,060,231       0.0%
    Kolte-Patil Developers, Ltd.                                   150,761     733,105       0.0%
    KPIT Technologies, Ltd.                                      1,273,758   4,895,110       0.1%
    KPR Mill, Ltd.                                                  95,961   1,010,368       0.0%
    KRBL, Ltd.                                                     496,720   3,321,990       0.1%
    KSB Pumps, Ltd.                                                 40,851     502,981       0.0%
    Kwality, Ltd.                                                  227,403     165,212       0.0%
    L&T Finance Holdings, Ltd.                                   3,759,476   9,697,525       0.1%
    LA Opala RG, Ltd.                                              106,594     443,624       0.0%
    Lakshmi Machine Works, Ltd.                                     26,279   3,318,529       0.1%
    Lakshmi Vilas Bank, Ltd. (The)                                 628,630     852,472       0.0%
*   Lanco Infratech, Ltd.                                        1,815,800      25,630       0.0%
    Larsen & Toubro Infotech, Ltd.                                   3,226      75,524       0.0%
    Laurus Labs, Ltd.                                               79,308     601,876       0.0%
    LEEL Electricals, Ltd.                                          73,531     253,153       0.0%
    LG Balakrishnan & Bros, Ltd.                                    20,732     404,964       0.0%
    Linde India, Ltd.                                               91,102     612,087       0.0%
    LT Foods, Ltd.                                                 736,889     995,110       0.0%
    Lumax Industries, Ltd.                                           3,871     132,773       0.0%
    LUX Industries, Ltd.                                            15,306     450,815       0.0%
    Magma Fincorp, Ltd.                                            189,225     485,263       0.0%
    Maharashtra Scooters, Ltd.                                       4,507     165,128       0.0%
    Maharashtra Seamless, Ltd.                                     210,955   1,452,499       0.0%
    Mahindra & Mahindra Financial Services, Ltd.                 1,488,242  11,701,893       0.2%
*   Mahindra CIE Automotive, Ltd.                                  290,499   1,092,932       0.0%
    Mahindra Holidays & Resorts India, Ltd.                        319,401   1,561,868       0.0%
    Mahindra Lifespace Developers, Ltd.                            144,374   1,007,594       0.0%
    Maithan Alloys, Ltd.                                            32,370     393,692       0.0%
    Majesco, Ltd.                                                   96,730     828,246       0.0%
    Man Infraconstruction, Ltd.                                    406,032     319,779       0.0%
    Manappuram Finance, Ltd.                                     4,119,074   7,498,774       0.1%
    Mangalam Cement, Ltd.                                            5,720      26,270       0.0%
    Marksans Pharma, Ltd.                                        1,431,414     711,201       0.0%
    Mastek, Ltd.                                                    18,654     156,964       0.0%
*   Max Financial Services, Ltd.                                   399,832   3,099,210       0.1%
*   MAX India, Ltd.                                                960,513   1,139,246       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Mayur Uniquoters, Ltd.                                          85,327 $   633,008       0.0%
    McLeod Russel India, Ltd.                                      439,710   1,022,407       0.0%
    Meghmani Organics, Ltd.                                        661,259   1,018,357       0.0%
    MEP Infrastructure Developers, Ltd.                            129,335     158,580       0.0%
    Mercator, Ltd.                                                 755,032     331,417       0.0%
    Merck, Ltd.                                                     47,301   1,496,673       0.0%
    Minda Corp., Ltd.                                              198,926     547,716       0.0%
    Minda Industries, Ltd.                                          70,213   1,166,864       0.0%
    MindTree, Ltd.                                                 861,247  13,930,546       0.2%
    Mirza International, Ltd.                                      256,140     523,410       0.0%
    MM Forgings, Ltd.                                                2,667      44,517       0.0%
    MOIL, Ltd.                                                     426,873   1,306,350       0.0%
    Monsanto India, Ltd.                                            47,843   1,920,333       0.0%
    Monte Carlo Fashions, Ltd.                                       8,972      73,219       0.0%
*   Morepen Laboratories, Ltd.                                   1,468,378     820,007       0.0%
    Motilal Oswal Financial Services, Ltd.                         150,686   2,204,980       0.0%
    Mphasis, Ltd.                                                  585,835   9,236,477       0.1%
*   MPS, Ltd.                                                       38,083     375,565       0.0%
    Multi Commodity Exchange of India, Ltd.                         41,822     485,372       0.0%
    Munjal Showa, Ltd.                                              39,839     135,209       0.0%
*   Muthoot Capital Services, Ltd.                                  14,693     196,844       0.0%
    Muthoot Finance, Ltd.                                          683,789   4,584,261       0.1%
*   Nagarjuna Fertilizers & Chemicals, Ltd.                        688,495     177,519       0.0%
*   Narayana Hrudayalaya, Ltd.                                     136,731     561,834       0.0%
    Natco Pharma, Ltd.                                             593,168   7,162,720       0.1%
    National Aluminium Co., Ltd.                                 3,342,747   3,983,336       0.1%
    National Fertilizers, Ltd.                                      87,654      74,144       0.0%
    Nava Bharat Ventures, Ltd.                                     465,953   1,034,898       0.0%
    Navin Fluorine International, Ltd.                              79,411     912,353       0.0%
*   Navkar Corp., Ltd.                                             172,764     454,742       0.0%
    Navneet Education, Ltd.                                        693,444   1,517,981       0.0%
    NBCC India, Ltd.                                               208,982     327,326       0.0%
    NCC, Ltd.                                                    3,509,710   6,965,284       0.1%
    Nectar Lifesciences, Ltd.                                      229,932      93,577       0.0%
    NESCO, Ltd.                                                    189,147   1,658,489       0.0%
*   Network 18 Media & Investments, Ltd.                           295,560     237,864       0.0%
*   Neuland Laboratories, Ltd.                                      12,517     133,033       0.0%
    NIIT Technologies, Ltd.                                        306,008   5,271,271       0.1%
*   NIIT, Ltd.                                                     554,088     955,567       0.0%
    Nilkamal, Ltd.                                                  44,708   1,141,531       0.0%
    NOCIL, Ltd.                                                    427,549   1,386,796       0.0%
    NRB Bearings, Ltd.                                             151,289     390,600       0.0%
    Nucleus Software Exports, Ltd.                                  15,812     115,090       0.0%
    Oberoi Realty, Ltd.                                            715,935   5,868,936       0.1%
    OCL India, Ltd.                                                 73,065   1,541,246       0.0%
    Omaxe, Ltd.                                                    332,416   1,104,993       0.0%
    Orient Cement, Ltd.                                            418,388     889,242       0.0%
    Orient Electric, Ltd.                                          307,079     506,354       0.0%
    Orient Paper & Industries, Ltd.                                307,079     194,314       0.0%
    Orient Refractories, Ltd.                                      157,042     384,948       0.0%
*   Oriental Bank of Commerce                                      588,747     825,032       0.0%
    Oriental Carbon & Chemicals, Ltd.                               12,474     220,619       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Orissa Minerals Development Co., Ltd.                                1 $        25       0.0%
    Page Industries, Ltd.                                           32,419  11,697,609       0.2%
    Paisalo Digital, Ltd.                                            7,508      33,822       0.0%
    Panama Petrochem, Ltd.                                         122,555     400,626       0.0%
    Parag Milk Foods, Ltd.                                         210,484     957,203       0.0%
*   Parsvnath Developers, Ltd.                                       9,193       2,029       0.0%
*   Patel Engineering, Ltd.                                         96,255      90,103       0.0%
    PC Jeweller, Ltd.                                              836,526   1,770,223       0.0%
    Persistent Systems, Ltd.                                       271,838   3,276,095       0.1%
    Pfizer, Ltd.                                                    91,657   3,122,943       0.1%
    Phillips Carbon Black, Ltd.                                    297,455   1,152,717       0.0%
    Phoenix Mills, Ltd.                                            344,947   3,213,251       0.1%
    PI Industries, Ltd.                                            437,024   5,618,818       0.1%
    Poly Medicure, Ltd.                                             54,673     212,472       0.0%
    Polyplex Corp., Ltd.                                            40,526     290,212       0.0%
    Power Mech Projects, Ltd.                                        6,197      94,597       0.0%
    Prabhat Dairy, Ltd.                                            204,709     545,325       0.0%
    Praj Industries, Ltd.                                          655,281     916,995       0.0%
*   Prakash Industries, Ltd.                                       430,664   1,349,405       0.0%
*   Praxis Home Retail, Ltd.                                         3,702      15,755       0.0%
    Prestige Estates Projects, Ltd.                                734,365   3,351,749       0.1%
*   Prime Focus, Ltd.                                              120,134     172,162       0.0%
*   Prism Cement, Ltd.                                             621,984   1,152,348       0.0%
    Procter & Gamble Hygiene & Health Care, Ltd.                       192      27,459       0.0%
    PTC India Financial Services, Ltd.                           1,650,202     623,050       0.0%
    PTC India, Ltd.                                              1,758,724   2,412,232       0.0%
    Puravankara, Ltd.                                              389,976     922,241       0.0%
    PVR, Ltd.                                                      180,325   3,882,488       0.1%
    Quick Heal Technologies, Ltd.                                   12,990      64,695       0.0%
    Radico Khaitan, Ltd.                                           458,108   2,852,116       0.1%
    Rain Commodities, Ltd.                                         648,863   3,073,264       0.1%
    Rajesh Exports, Ltd.                                           348,160   3,536,690       0.1%
    Rallis India, Ltd.                                             493,675   1,633,399       0.0%
    Ramco Cements, Ltd. (The)                                      485,411   5,992,536       0.1%
    Ramco Industries, Ltd.                                         176,508     711,446       0.0%
*   Ramco Systems, Ltd.                                             28,350     197,979       0.0%
    Ramkrishna Forgings, Ltd.                                       70,345     876,272       0.0%
*   Ramky Infrastructure, Ltd.                                      80,139     240,743       0.0%
    Rane Holdings, Ltd.                                             12,422     498,245       0.0%
    Rashtriya Chemicals & Fertilizers, Ltd.                        768,568     924,710       0.0%
    Ratnamani Metals & Tubes, Ltd.                                  66,098     961,416       0.0%
*   RattanIndia Power, Ltd.                                      5,251,328     399,270       0.0%
    Raymond, Ltd.                                                  318,848   5,314,621       0.1%
    Redington India, Ltd.                                        1,850,473   3,810,709       0.1%
*   Relaxo Footwears, Ltd.                                         132,798   1,375,098       0.0%
    Reliance Capital, Ltd.                                         983,665   6,372,051       0.1%
*   Reliance Communications, Ltd.                                8,827,821   2,002,327       0.0%
*   Reliance Home Finance, Ltd.                                    983,665     911,067       0.0%
    Reliance Infrastructure, Ltd.                                  994,174   6,664,692       0.1%
*   Reliance Naval and Engineering, Ltd.                           855,404     231,286       0.0%
*   Reliance Power, Ltd.                                         5,374,443   2,959,254       0.1%
    Repco Home Finance, Ltd.                                       200,944   1,924,709       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
INDIA -- (Continued)
    Rico Auto Industries, Ltd.                                     148,401 $  173,228       0.0%
*   Rolta India, Ltd.                                              356,162    328,834       0.0%
*   Ruchi Soya Industries, Ltd.                                    200,054     45,516       0.0%
    Rushil Decor, Ltd.                                               8,003     91,830       0.0%
    Sadbhav Engineering, Ltd.                                      484,088  2,773,574       0.1%
    Sadbhav Infrastructure Project, Ltd.                           142,545    282,351       0.0%
    Sagar Cements, Ltd.                                             15,163    236,556       0.0%
    Sangam India, Ltd.                                              10,222     19,564       0.0%
*   Sanghi Industries, Ltd.                                        334,528    565,519       0.0%
    Sanghvi Movers, Ltd.                                            38,342    118,901       0.0%
    Sanofi India, Ltd.                                              42,070  3,047,408       0.1%
    Sanwaria Consumer, Ltd.                                      1,076,173    310,599       0.0%
    Sarda Energy & Minerals, Ltd.                                   38,052    267,915       0.0%
    Saregama India, Ltd.                                            52,535    566,973       0.0%
    Sasken Technologies, Ltd.                                       31,014    449,829       0.0%
    Savita Oil Technologies, Ltd.                                    1,504     32,633       0.0%
    Schaeffler India, Ltd.                                          36,354  2,932,673       0.1%
    Sequent Scientific, Ltd.                                        15,341     15,088       0.0%
    SH Kelkar & Co., Ltd.                                          107,480    390,490       0.0%
    Shanthi Gears, Ltd.                                              5,154     10,766       0.0%
    Sharda Cropchem, Ltd.                                           72,068    434,905       0.0%
    Sharda Motor Industries, Ltd.                                    2,845     81,578       0.0%
    Shemaroo Entertainment, Ltd.                                    16,694    119,552       0.0%
    Shilpa Medicare, Ltd.                                          112,295    788,411       0.0%
*   Shipping Corp. of India, Ltd.                                  975,179  1,086,909       0.0%
    Shoppers Stop, Ltd.                                             61,138    520,895       0.0%
    Shriram City Union Finance, Ltd.                                51,479  1,859,616       0.0%
*   Shriram EPC Ltd.                                               106,141     41,052       0.0%
    Shriram Transport Finance Co., Ltd.                             90,738  2,179,811       0.0%
*   Sical Logistics, Ltd.                                           65,637    206,347       0.0%
    Simplex Infrastructures, Ltd.                                  111,735  1,010,078       0.0%
    Sintex Industries, Ltd.                                      2,728,631    723,171       0.0%
*   Sintex Plastics Technology, Ltd.                             3,697,541  2,964,437       0.1%
*   SITI Networks, Ltd.                                          1,597,465    404,933       0.0%
    Siyaram Silk Mills, Ltd.                                        26,219    268,439       0.0%
    SJVN, Ltd.                                                   2,885,240  1,431,507       0.0%
    SKF India, Ltd.                                                130,203  3,671,341       0.1%
    Skipper, Ltd.                                                  150,744    484,762       0.0%
    SML ISUZU, Ltd.                                                 42,899    570,836       0.0%
    Sobha, Ltd.                                                    398,680  3,266,818       0.1%
    Solar Industries India, Ltd.                                   140,252  2,237,030       0.0%
*   Solara Active Pharma Sciences, Ltd.                             59,568    103,445       0.0%
    Somany Ceramics, Ltd.                                           37,729    318,794       0.0%
    Sonata Software, Ltd.                                          341,739  1,840,492       0.0%
*   SORIL Holdings & Ventures, Ltd.                                 27,485    175,572       0.0%
    South Indian Bank, Ltd. (The)                                7,875,831  3,103,998       0.1%
    SREI Infrastructure Finance, Ltd.                            1,205,273  1,537,640       0.0%
    SRF, Ltd.                                                      130,770  4,659,520       0.1%
    Srikalahasthi Pipes, Ltd.                                      112,732    582,544       0.0%
*   Star Cement, Ltd.                                              183,269    359,683       0.0%
    State Bank of India                                            640,412  2,351,911       0.0%
    Sterlite Technologies, Ltd.                                  1,319,184  6,915,246       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
INDIA -- (Continued)
    Strides Arcolab, Ltd.                                           353,724 $ 3,375,911       0.1%
    Subros, Ltd.                                                     90,966     441,420       0.0%
    Sudarshan Chemical Industries, Ltd.                             129,777   1,112,473       0.0%
*   Sundaram Finance Holdings, Ltd.                                  56,821     125,536       0.0%
    Sundaram Finance, Ltd.                                           56,821   1,499,152       0.0%
    Sundaram-Clayton, Ltd.                                            5,693     429,473       0.0%
    Sundram Fasteners, Ltd.                                         492,338   4,383,917       0.1%
    Sunteck Realty, Ltd.                                            273,462   1,744,965       0.0%
    Suprajit Engineering, Ltd.                                      189,395     787,592       0.0%
    Supreme Industries, Ltd.                                        309,088   6,381,798       0.1%
    Supreme Petrochem, Ltd.                                         159,422     738,526       0.0%
    Surya Roshni, Ltd.                                               94,776     598,706       0.0%
    Sutlej Textiles and Industries, Ltd.                             90,167      95,640       0.0%
    Suven Life Sciences, Ltd.                                       426,853   1,142,279       0.0%
*   Suzlon Energy, Ltd.                                          15,310,443   2,473,174       0.0%
    Swaraj Engines, Ltd.                                             25,172     797,124       0.0%
    Symphony, Ltd.                                                   54,894   1,490,722       0.0%
*   Syndicate Bank                                                1,945,418   1,598,084       0.0%
    Syngene International, Ltd.                                     145,712   1,355,586       0.0%
    TAKE Solutions, Ltd.                                            388,754   1,249,607       0.0%
    Tamil Nadu Newsprint & Papers, Ltd.                             173,348     913,424       0.0%
    Tata Chemicals, Ltd.                                            600,945   6,858,835       0.1%
    Tata Communications, Ltd.                                       156,112   1,447,647       0.0%
    Tata Elxsi, Ltd.                                                136,304   2,519,800       0.0%
    Tata Global Beverages, Ltd.                                   2,778,424  12,344,622       0.2%
    Tata Metaliks, Ltd.                                              70,832     874,097       0.0%
    Tata Power Co., Ltd. (The)                                    1,742,793   2,285,217       0.0%
    Tata Sponge Iron, Ltd.                                           37,056     592,264       0.0%
*   Tata Teleservices Maharashtra, Ltd.                           4,584,815     383,674       0.0%
    TCI Express, Ltd.                                               123,000     972,294       0.0%
*   Techno Electric & Engineering Co., Ltd.                         261,424   1,343,201       0.0%
    Texmaco Rail & Engineering, Ltd.                                452,037     569,839       0.0%
    Thermax, Ltd.                                                   239,769   4,046,418       0.1%
    Thirumalai Chemicals, Ltd.                                       28,679     938,628       0.0%
    Thomas Cook India, Ltd.                                         191,189     835,201       0.0%
    Thyrocare Technologies, Ltd.                                     43,255     431,940       0.0%
    TI Financial Holdings, Ltd.                                     522,196   5,700,894       0.1%
    Tide Water Oil Co India, Ltd.                                     6,814     651,263       0.0%
    Time Technoplast, Ltd.                                          760,995   1,812,187       0.0%
    Timken India, Ltd.                                              179,694   1,845,638       0.0%
    Tinplate Co. of India, Ltd. (The)                               200,035     687,532       0.0%
    Titagarh Wagons, Ltd.                                           317,621     552,679       0.0%
    Torrent Pharmaceuticals, Ltd.                                    21,081     448,122       0.0%
    Torrent Power, Ltd.                                           1,102,960   4,054,509       0.1%
    Tourism Finance Corp. of India, Ltd.                            194,283     459,339       0.0%
    Transport Corp. of India, Ltd.                                  252,375   1,102,925       0.0%
    Trent, Ltd.                                                     449,150   2,371,894       0.0%
    Trident, Ltd.                                                   764,283     782,297       0.0%
    Triveni Engineering & Industries, Ltd.                          461,377     279,297       0.0%
    Triveni Turbine, Ltd.                                           412,775     615,316       0.0%
    TTK Prestige, Ltd.                                               28,601   2,661,660       0.0%
    Tube Investments of India, Ltd.                                 522,196   1,825,740       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
INDIA -- (Continued)
    TV Today Network, Ltd.                                          166,610 $    1,194,221       0.0%
*   TV18 Broadcast, Ltd.                                          4,354,184      4,147,358       0.1%
    TVS Srichakra, Ltd.                                              12,790        705,261       0.0%
*   UCO Bank                                                      1,375,491        403,357       0.0%
    Uflex, Ltd.                                                     232,965      1,176,260       0.0%
    UFO Moviez India, Ltd.                                           38,046        222,335       0.0%
    Unichem Laboratories, Ltd.                                      272,693      1,143,645       0.0%
*   Union Bank of India                                           1,291,040      1,831,371       0.0%
*   Unitech, Ltd.                                                10,664,431        919,851       0.0%
    United Breweries, Ltd.                                           61,577      1,100,581       0.0%
    UPL, Ltd.                                                       220,106      2,405,712       0.0%
    V-Guard Industries, Ltd.                                      1,094,212      3,916,214       0.1%
    V-Mart Retail, Ltd.                                              38,063      1,180,122       0.0%
*   V2 Retail, Ltd.                                                  92,038        602,446       0.0%
    VA Tech Wabag, Ltd.                                             263,438      1,997,151       0.0%
*   Vaibhav Global, Ltd.                                             49,067        526,474       0.0%
    Vardhman Textiles, Ltd.                                         147,950      2,714,507       0.0%
    Venky's India, Ltd.                                              40,885      2,381,659       0.0%
    Vesuvius India, Ltd.                                              9,930        197,797       0.0%
    Vijaya Bank                                                   1,985,203      1,892,096       0.0%
    Vinati Organics, Ltd.                                            73,728        982,758       0.0%
    Vindhya Telelinks, Ltd.                                           8,879        161,137       0.0%
    VIP Industries, Ltd.                                            466,160      2,903,668       0.1%
    Visaka Industries, Ltd.                                          27,778        327,218       0.0%
    Voltas, Ltd.                                                    494,265      4,731,326       0.1%
*   VRL Logistics, Ltd.                                             197,305      1,249,716       0.0%
    VST Industries, Ltd.                                             30,720      1,404,702       0.0%
    VST Tillers Tractors, Ltd.                                       11,356        516,584       0.0%
    WABCO India, Ltd.                                                27,700      3,342,405       0.1%
    Welspun Corp., Ltd.                                             775,975      1,640,320       0.0%
    Welspun Enterprises, Ltd.                                       411,154        924,136       0.0%
    Welspun India, Ltd.                                           2,373,128      2,027,790       0.0%
    West Coast Paper Mills, Ltd.                                    116,197        498,683       0.0%
    Wheels India, Ltd.                                                1,724         56,855       0.0%
    Whirlpool of India, Ltd.                                         86,730      2,054,634       0.0%
*   Wockhardt, Ltd.                                                 207,973      2,591,199       0.0%
    Wonderla Holidays, Ltd.                                          70,436        388,564       0.0%
    Zee Learn, Ltd.                                                 956,093        505,807       0.0%
*   Zee Media Corp., Ltd.                                           838,464        463,182       0.0%
    Zensar Technologies, Ltd.                                       115,503      2,201,305       0.0%
    Zuari Agro Chemicals, Ltd.                                       16,783        124,425       0.0%
    Zydus Wellness, Ltd.                                             91,576      1,858,536       0.0%
                                                                            --------------      ----
TOTAL INDIA                                                                  1,109,352,255      14.2%
                                                                            --------------      ----
INDONESIA -- (2.7%)
    Ace Hardware Indonesia Tbk PT                                55,652,000      5,201,019       0.1%
    Acset Indonusa Tbk PT                                            65,000         12,979       0.0%
    Adhi Karya Persero Tbk PT                                    15,974,788      2,136,892       0.0%
    Agung Podomoro Land Tbk PT                                   50,464,100        766,593       0.0%
    AKR Corporindo Tbk PT                                        13,583,300      4,756,298       0.1%
    Alam Sutera Realty Tbk PT                                    94,303,400      2,457,714       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
INDONESIA -- (Continued)
    Aneka Tambang Tbk PT                                          76,230,291 $ 4,581,532       0.1%
    Arwana Citramulia Tbk PT                                      29,196,500     729,148       0.0%
    Asahimas Flat Glass Tbk PT                                       978,600     359,142       0.0%
    Astra Agro Lestari Tbk PT                                      2,686,600   2,463,095       0.0%
    Astra Graphia Tbk PT                                           2,211,000     230,251       0.0%
    Astra Otoparts Tbk PT                                            631,600      78,136       0.0%
*   Asuransi Kresna Mitra Tbk PT                                   5,428,500     288,627       0.0%
*   Bakrie and Brothers Tbk PT                                   139,233,000     500,388       0.0%
*   Bakrie Telecom Tbk PT                                         49,756,298     178,819       0.0%
*   Bank Artha Graha Internasional Tbk PT                          6,018,100      38,860       0.0%
    Bank Bukopin Tbk                                              36,050,766   1,104,942       0.0%
*   Bank Ina Perdana PT                                            5,644,900     218,808       0.0%
    Bank Maybank Indonesia Tbk PT                                  5,144,600      95,205       0.0%
*   Bank Nationalnobu Tbk PT                                         715,800      46,763       0.0%
*   Bank Pan Indonesia Tbk PT                                     28,300,400   1,919,871       0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT          22,623,700   3,347,876       0.1%
    Bank Pembangunan Daerah Jawa Timur Tbk PT                     28,802,100   1,476,542       0.0%
*   Bank Permata Tbk PT                                           25,919,802   1,032,717       0.0%
    Bank Tabungan Negara Persero Tbk PT                            5,014,549   1,117,530       0.0%
    Bank Tabungan Pensiunan Nasional Tbk PT                          687,700     144,237       0.0%
*   Barito Pacific Tbk PT                                         18,782,300   3,321,060       0.1%
    Bekasi Fajar Industrial Estate Tbk PT                         38,131,800     726,963       0.0%
*   Benakat Integra Tbk PT                                       133,672,100     689,288       0.0%
    BFI Finance Indonesia Tbk PT                                     648,400      37,688       0.0%
*   Bintang Oto Global Tbk PT                                        631,600      27,900       0.0%
    BISI International Tbk PT                                     16,025,900   2,198,159       0.0%
    Blue Bird Tbk PT                                               2,078,900     422,944       0.0%
*   Buana Lintas Lautan Tbk PT                                       653,800       5,412       0.0%
    Bukit Asam Tbk PT                                             10,651,300   2,462,425       0.0%
*   Bumi Resources Tbk PT                                         70,558,100   1,208,515       0.0%
*   Bumi Teknokultura Unggul Tbk PT                               57,107,600     555,079       0.0%
    Catur Sentosa Adiprana Tbk PT                                  2,986,100     129,240       0.0%
    Ciputra Development Tbk PT                                   109,002,020   8,574,433       0.1%
*   Citra Marga Nusaphala Persada Tbk PT                          18,379,502   1,846,782       0.0%
*   Clipan Finance Indonesia Tbk PT                                1,482,000      34,720       0.0%
*   Delta Dunia Makmur Tbk PT                                     35,879,700   2,223,497       0.0%
    Dharma Satya Nusantara Tbk PT                                  2,071,600      63,446       0.0%
*   Eagle High Plantations Tbk PT                                102,829,300   1,839,133       0.0%
    Elnusa Tbk PT                                                 31,603,800     955,882       0.0%
*   Energi Mega Persada Tbk PT                                    30,715,900     457,108       0.0%
    Erajaya Swasembada Tbk PT                                     10,697,000   1,310,367       0.0%
*   Eureka Prima Jakarta Tbk PT                                   10,333,800      56,915       0.0%
    Fajar Surya Wisesa Tbk PT                                        808,400     328,899       0.0%
    Gajah Tunggal Tbk PT                                          14,278,000     833,572       0.0%
*   Garuda Indonesia Persero Tbk PT                               45,535,149     935,396       0.0%
    Global Mediacom Tbk PT                                        65,455,600   2,719,097       0.1%
*   Hanson International Tbk PT                                  366,223,700   3,695,299       0.1%
*   Harum Energy Tbk PT                                            7,937,900   1,452,293       0.0%
    Hexindo Adiperkasa Tbk PT                                        508,500     122,450       0.0%
*   Holcim Indonesia Tbk PT                                        6,836,200     392,692       0.0%
    Impack Pratama Industri Tbk PT                                   169,800      12,142       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                          15,829,900  14,945,460       0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ----------- ---------- ---------------
INDONESIA -- (Continued)
*   Indika Energy Tbk PT                                          12,820,200 $3,115,945       0.1%
    Indo Tambangraya Megah Tbk PT                                  2,841,900  4,816,032       0.1%
*   Indofarma Persero Tbk PT                                          30,500     12,471       0.0%
    Indosat Tbk PT                                                   238,100     64,533       0.0%
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT                  19,526,400  1,143,386       0.0%
    Inovisi Infracom Tbk PT                                        1,806,467        390       0.0%
*   Inti Agri Resources Tbk PT                                    16,469,700    248,011       0.0%
    Intiland Development Tbk PT                                   67,911,532  1,502,906       0.0%
    Japfa Comfeed Indonesia Tbk PT                                42,139,500  4,563,931       0.1%
    Jaya Real Property Tbk PT                                     13,610,300    802,115       0.0%
    Kawasan Industri Jababeka Tbk PT                             158,397,457  2,796,428       0.1%
    KMI Wire & Cable Tbk PT                                       17,852,200    560,948       0.0%
*   Krakatau Steel Persero Tbk PT                                 34,945,702  1,102,010       0.0%
*   Kresna Graha Investama Tbk PT                                104,573,400  4,922,544       0.1%
    Link Net Tbk PT                                                6,324,700  2,463,536       0.0%
*   Lippo Cikarang Tbk PT                                          3,930,000    651,242       0.0%
    Lippo Karawaci Tbk PT                                        124,895,000  3,989,316       0.1%
    Malindo Feedmill Tbk PT                                        7,226,400    404,707       0.0%
    Matahari Department Store Tbk PT                                 200,300    148,307       0.0%
*   Matahari Putra Prima Tbk PT                                   10,215,728    249,340       0.0%
*   Medco Energi Internasional Tbk PT                             62,649,733  5,384,373       0.1%
    Media Nusantara Citra Tbk PT                                  27,288,200  2,581,640       0.1%
*   Mega Manunggal Property Tbk PT                                 1,096,800     46,225       0.0%
    Metrodata Electronics Tbk PT                                   1,048,500     57,329       0.0%
    Metropolitan Kentjana Tbk PT                                       7,900     13,058       0.0%
*   Minna Padi Investama Tbk PT                                       62,900      2,362       0.0%
    Mitra Adiperkasa Tbk PT                                        6,467,900  3,834,703       0.1%
    Mitra Keluarga Karyasehat Tbk PT                               4,722,400    652,559       0.0%
    Mitra Pinasthika Mustika Tbk PT                                6,567,100    542,922       0.0%
*   MNC Investama Tbk PT                                         193,556,400  1,438,866       0.0%
*   MNC Land Tbk PT                                                1,031,700     92,704       0.0%
*   MNC Vision Network PT                                          1,540,200     77,126       0.0%
    Modernland Realty Tbk PT                                      85,525,100  2,178,764       0.0%
    Multipolar Tbk PT                                             53,453,100    471,219       0.0%
*   Multistrada Arah Sarana Tbk PT                                 6,893,700    153,977       0.0%
    Nippon Indosari Corpindo Tbk PT                               19,082,689  1,726,265       0.0%
*   Nirvana Development Tbk PT                                    12,056,400     78,535       0.0%
    Nusantara Infrastructure Tbk PT                              111,055,500  1,562,199       0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                               4,650,900  3,426,633       0.1%
*   Pacific Strategic Financial Tbk PT                             5,979,900    217,237       0.0%
    Pakuwon Jati Tbk PT                                           19,517,800    825,012       0.0%
    Pan Brothers Tbk PT                                           28,932,000    954,491       0.0%
*   Panin Financial Tbk PT                                       146,358,300  2,472,699       0.0%
*   Panin Insurance Tbk PT                                         8,919,100    731,848       0.0%
    Panin Sekuritas Tbk PT                                            31,500      3,735       0.0%
*   Pelat Timah Nusantara Tbk PT                                      52,300     18,014       0.0%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT         27,446,700  2,482,072       0.1%
*   Pool Advista Indonesia Tbk PT                                  5,203,000  1,758,424       0.0%
    PP Persero Tbk PT                                             26,675,014  4,630,085       0.1%
    PP Properti Tbk PT                                            92,869,900  1,063,561       0.0%
    Ramayana Lestari Sentosa Tbk PT                               28,633,300  2,922,127       0.1%
    Resource Alam Indonesia Tbk PT                                 2,456,000     70,289       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
INDONESIA -- (Continued)
*   Rimo International Lestari Tbk PT                             95,650,300 $    946,603       0.0%
    Salim Ivomas Pratama Tbk PT                                   34,236,200    1,387,276       0.0%
    Sampoerna Agro PT                                              5,969,300    1,008,745       0.0%
    Sawit Sumbermas Sarana Tbk PT                                 19,169,100    1,803,620       0.0%
*   Sekawan Intipratama Tbk PT                                     9,367,900       53,868       0.0%
    Selamat Sempurna Tbk PT                                       21,783,500    2,268,508       0.0%
    Semen Baturaja Persero Tbk PT                                 22,194,700    6,682,890       0.1%
*   Sentul City Tbk PT                                           177,404,700    2,367,455       0.0%
*   Siloam International Hospitals Tbk PT                          3,727,450    1,876,818       0.0%
    Sinar Mas Agro Resources & Technology Tbk PT                   1,037,460      275,934       0.0%
*   Sitara Propertindo Tbk PT                                     30,427,300    1,771,030       0.0%
    Sri Rejeki Isman Tbk PT                                       69,942,631    1,714,082       0.0%
    Steel Pipe Industry of Indonesia PT                            5,809,800       51,189       0.0%
*   Sugih Energy Tbk PT                                          100,457,800      361,034       0.0%
    Sumber Alfaria Trijaya Tbk PT                                    293,400       13,702       0.0%
    Summarecon Agung Tbk PT                                       70,356,364    4,552,055       0.1%
    Surya Semesta Internusa Tbk PT                                32,513,600    1,243,167       0.0%
    Tempo Scan Pacific Tbk PT                                      1,314,400      149,921       0.0%
*   Tiga Pilar Sejahtera Food Tbk                                 19,238,200      750,029       0.0%
    Timah Tbk PT                                                  26,432,514    1,934,673       0.0%
    Tiphone Mobile Indonesia Tbk PT                               18,845,000    1,115,788       0.0%
    Total Bangun Persada Tbk PT                                   13,256,800      647,090       0.0%
    Tower Bersama Infrastructure Tbk PT                            5,646,800    2,248,964       0.0%
*   Trada Alam Minera Tbk PT                                     167,946,900    3,907,462       0.1%
    Trias Sentosa Tbk PT                                          33,492,700      920,919       0.0%
*   Truba Alam Manunggal Engineering PT                           21,316,500        7,661       0.0%
    Tunas Baru Lampung Tbk PT                                     20,389,900    1,727,468       0.0%
    Tunas Ridean Tbk PT                                           12,252,300    1,188,891       0.0%
    Ultrajaya Milk Industry & Trading Co. Tbk PT                  14,873,500    1,587,461       0.0%
    Unggul Indah Cahaya Tbk PT                                        48,239       12,236       0.0%
*   Vale Indonesia Tbk PT                                         17,738,100    3,988,203       0.1%
*   Visi Media Asia Tbk PT                                        58,082,200    1,501,968       0.0%
    Waskita Beton Precast Tbk PT                                  55,410,500    1,599,993       0.0%
    Wijaya Karya Beton Tbk PT                                     20,302,800      693,238       0.0%
    Wijaya Karya Persero Tbk PT                                   25,733,007    2,917,991       0.1%
*   XL Axiata Tbk PT                                               2,051,200      310,891       0.0%
                                                                             ------------       ---
TOTAL INDONESIA                                                               221,486,214       2.8%
                                                                             ------------       ---
MALAYSIA -- (3.1%)
#   7-Eleven Malaysia Holdings Bhd Class B                         2,618,800    1,014,341       0.0%
    Aeon Co. M Bhd                                                 4,025,600    2,071,193       0.0%
#   Aeon Credit Service M Bhd                                        682,300    2,270,138       0.1%
    Affin Bank Bhd                                                 1,576,220    1,008,729       0.0%
#*  AirAsia X Bhd                                                 17,602,300    1,712,603       0.0%
    Ajinomoto Malaysia Bhd                                           113,300      633,596       0.0%
    Alliance Bank Malaysia Bhd                                     3,282,200    3,623,486       0.1%
    Allianz Malaysia Bhd                                             114,000      335,872       0.0%
    Amway Malaysia Holdings Bhd                                      294,000      567,230       0.0%
#   Ann Joo Resources Bhd                                            787,050      590,030       0.0%
    APM Automotive Holdings Bhd                                      256,900      220,778       0.0%
    Benalec Holdings Bhd                                           3,667,000      273,668       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
MALAYSIA -- (Continued)
#*  Berjaya Assets BHD                                            3,305,200 $  385,011       0.0%
*   Berjaya Corp. Bhd                                            23,607,127  1,736,386       0.0%
    Berjaya Food Bhd                                                370,400    162,044       0.0%
*   Berjaya Land Bhd                                              3,734,000    300,651       0.0%
    Berjaya Sports Toto Bhd                                       4,198,867  2,244,653       0.0%
#*  Bermaz Auto Bhd                                               4,921,800  2,778,535       0.1%
    BIMB Holdings Bhd                                             1,490,308  1,582,812       0.0%
    Bintulu Port Holdings Bhd                                        25,900     39,324       0.0%
#   Bonia Corp. Bhd                                               1,427,000    148,784       0.0%
*   Borneo Aqua Harvest Bhd                                         120,300     35,620       0.0%
#*  Borneo Oil Bhd                                                6,671,999    151,384       0.0%
    Boustead Holdings Bhd                                         2,775,328  1,813,553       0.0%
#   Boustead Plantations Bhd                                      3,007,900    956,127       0.0%
#*  Bumi Armada Bhd                                              17,512,700  3,732,877       0.1%
    Bursa Malaysia Bhd                                            5,366,700  9,846,080       0.1%
    CAB Cakaran Corp. Bhd                                         2,050,200    441,002       0.0%
    Cahya Mata Sarawak Bhd                                        3,362,500  3,455,358       0.1%
    Can-One Bhd                                                     435,800    279,378       0.0%
#   Carlsberg Brewery Malaysia Bhd                                1,217,100  6,133,681       0.1%
#   CB Industrial Product Holding Bhd                             2,733,840  1,022,589       0.0%
    CCM Duopharma Biotech Bhd                                       152,800    112,254       0.0%
    Century Logistics Holdings Bhd Class B                        1,140,500    212,745       0.0%
    Chin Teck Plantations Bhd                                        33,000     58,613       0.0%
    Coastal Contracts Bhd                                         1,880,866    562,173       0.0%
*   Comfort Glove Bhd                                               687,200    135,251       0.0%
    CSC Steel Holdings Bhd                                          875,500    301,335       0.0%
    Cypark Resources Bhd                                          1,059,700    664,649       0.0%
    D&O Green Technologies Bhd                                    3,253,600    518,820       0.0%
#   Dagang NeXchange Bhd                                          9,409,900    946,506       0.0%
    Daibochi Plastic & Packaging Industry Bhd                       133,056     75,243       0.0%
#   Datasonic Group Bhd                                           3,464,100    796,657       0.0%
*   Dayang Enterprise Holdings Bhd                                2,370,596    468,164       0.0%
#*  Destinii Bhd                                                  2,853,000    317,342       0.0%
    DKSH Holdings Malaysia Bhd                                       32,400     29,586       0.0%
#   DRB-Hicom Bhd                                                 6,676,000  3,655,053       0.1%
    Dutch Lady Milk Industries BHD                                  141,100  2,428,257       0.1%
#   Eastern & Oriental Bhd                                        6,217,847  2,212,179       0.0%
#*  Eco World Development Group Bhd                               7,097,100  2,072,827       0.0%
#   Econpile Holldings Bhd                                        4,724,750  1,231,269       0.0%
#   Ekovest Bhd                                                   7,754,850  1,609,983       0.0%
    Engtex Group Bhd                                                410,200    101,531       0.0%
#   Evergreen Fibreboard Bhd                                      4,241,250    457,880       0.0%
    Excel Force MSC Bhd                                             845,100    213,103       0.0%
    FAR East Holdings Bhd                                            61,500    173,631       0.0%
#   Felda Global Ventures Holdings Bhd                           10,509,200  4,548,187       0.1%
#   Gabungan AQRS Bhd                                             1,795,500    765,893       0.0%
    Gadang Holdings Bhd                                           2,590,300    534,700       0.0%
#   Gas Malaysia Bhd                                              1,164,100    851,824       0.0%
#   George Kent Malaysia BHD                                      2,578,000  2,572,585       0.1%
#   Globetronics Technology Bhd                                   1,817,860  1,989,229       0.0%
    Glomac Bhd                                                    3,140,280    387,977       0.0%
    Guan Chong Bhd                                                   22,600      8,220       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
MALAYSIA -- (Continued)
#   GuocoLand Malaysia Bhd                                        1,578,400 $  365,107       0.0%
    Hai-O Enterprise Bhd                                          1,171,420  1,477,681       0.0%
    HAP Seng Consolidated Bhd                                     1,665,340  4,143,729       0.1%
    Hap Seng Plantations Holdings Bhd                             1,284,500    802,647       0.0%
#   Heineken Malaysia Bhd                                           965,000  5,016,946       0.1%
    Hengyuan Refining Co. Bhd                                       846,300  1,617,120       0.0%
#   HeveaBoard Bhd                                                2,917,000    576,112       0.0%
*   Hiap Teck Venture Bhd                                         6,471,400    618,546       0.0%
#*  Hibiscus Petroleum Bhd                                        6,437,600  1,229,489       0.0%
    Hock Seng LEE BHD                                             1,371,808    535,061       0.0%
    Hong Leong Industries Bhd                                       641,400  1,758,040       0.0%
    HSS Engineers Bhd                                               610,800    221,109       0.0%
    Hua Yang Bhd                                                  1,873,866    226,343       0.0%
    Hume Industries Bhd                                             281,872    127,777       0.0%
    Hup Seng Industries Bhd                                       1,433,633    394,378       0.0%
    I-Bhd                                                         2,260,900    276,204       0.0%
    IFCA MSC Bhd                                                    203,100     14,641       0.0%
    IGB Bhd                                                         604,277    452,372       0.0%
    IJM Plantations Bhd                                           1,595,400    959,024       0.0%
#   Inari Amertron Bhd                                            9,034,545  3,913,242       0.1%
    Inch Kenneth Kajang Rubber P.L.C.                             1,045,300    183,556       0.0%
    Insas Bhd                                                     3,987,881    772,569       0.0%
*   Iris Corp. Bhd                                               12,704,400    526,493       0.0%
#*  Iskandar Waterfront City Bhd                                  3,063,100    559,365       0.0%
#*  JAKS Resources Bhd                                            2,581,000    932,410       0.0%
#   Jaya Tiasa Holdings Bhd                                       3,143,327    629,191       0.0%
#   JCY International Bhd                                         3,967,600    307,220       0.0%
    JHM Consolidation Bhd                                           125,300     34,831       0.0%
#   Karex Bhd                                                     2,710,149    527,401       0.0%
    Keck Seng Malaysia Bhd                                          858,750    873,110       0.0%
    Kenanga Investment Bank Bhd                                   1,871,360    277,267       0.0%
#   Kerjaya Prospek Group Bhd                                     1,810,180    704,948       0.0%
    Kesm Industries Bhd                                              65,400    261,050       0.0%
    Kian JOO CAN Factory Bhd                                      1,801,180  1,167,700       0.0%
    Kim Loong Resources Bhd                                         997,080    329,268       0.0%
#   Kimlun Corp. Bhd                                                706,409    381,028       0.0%
#*  KNM Group Bhd                                                13,496,680    702,453       0.0%
    Kossan Rubber Industries                                      2,910,000  4,939,735       0.1%
#   KPJ Healthcare Bhd                                           22,454,500  5,298,993       0.1%
#   Kretam Holdings Bhd                                           4,653,800    969,631       0.0%
*   KSL Holdings Bhd                                              4,681,218  1,130,297       0.0%
    Kumpulan Fima Bhd                                               880,850    331,674       0.0%
    Kumpulan Perangsang Selangor Bhd                              1,580,100    532,779       0.0%
*   Kwantas Corp. Bhd                                               243,000     89,366       0.0%
#*  Lafarge Malayan Bhd                                           1,196,200  1,282,123       0.0%
    Land & General Bhd                                           15,164,960    652,370       0.0%
*   Landmarks BHD                                                 1,775,200    315,966       0.0%
#   LBS Bina Group Bhd                                            4,417,380  1,079,307       0.0%
    Lii Hen Indsustries Bhd                                         775,400    508,833       0.0%
    Lingkaran Trans Kota Holdings Bhd                             1,257,000  1,742,612       0.0%
#*  Lion Industries Corp. Bhd                                     2,663,300    635,005       0.0%
#   LPI Capital Bhd                                                 357,324  1,495,132       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
MALAYSIA -- (Continued)
    Magni-Tech Industries Bhd                                       364,800 $  417,109       0.0%
#   Magnum Bhd                                                    5,097,700  2,322,044       0.1%
    Mah Sing Group Bhd                                            9,866,187  2,556,264       0.1%
    Malakoff Corp. Bhd                                            8,011,400  1,837,752       0.0%
    Malayan Flour Mills Bhd                                       2,022,650    788,506       0.0%
*   Malayan United Industries Bhd                                 2,568,600    110,141       0.0%
    Malaysia Building Society Bhd                                 7,911,263  2,309,196       0.1%
#   Malaysia Marine and Heavy Engineering Holdings Bhd            1,698,800    341,440       0.0%
*   Malaysian Bulk Carriers Bhd                                   2,787,000    459,534       0.0%
    Malaysian Pacific Industries Bhd                                771,813  1,525,323       0.0%
#   Malaysian Resources Corp. Bhd                                12,953,298  3,365,068       0.1%
    Malton Bhd                                                    3,090,500    633,121       0.0%
#   Matrix Concepts Holdings Bhd                                  2,818,158  1,445,980       0.0%
    MBM Resources Bhd                                             1,379,696    840,182       0.0%
#   Media Chinese International, Ltd.                             4,708,500    365,231       0.0%
#   Media Prima Bhd                                               6,440,803    518,935       0.0%
    Mega First Corp. Bhd                                          1,198,800  1,006,139       0.0%
    Mitrajaya Holdings Bhd                                        2,495,610    376,279       0.0%
*   MK Land Holdings Bhd                                          3,019,200    122,556       0.0%
#   MKH Bhd                                                       2,280,734    798,374       0.0%
#   MMC Corp. Bhd                                                 2,055,100    748,625       0.0%
*   MNRB Holdings Bhd                                             1,167,050    725,450       0.0%
#*  MPHB Capital Bhd                                              1,429,100    458,173       0.0%
    Muda Holdings Bhd                                               303,400    167,499       0.0%
*   Mudajaya Group Bhd                                            2,167,066    363,499       0.0%
    Muhibbah Engineering M Bhd                                    2,475,450  1,859,250       0.0%
*   Mulpha International Bhd                                      1,345,930    699,005       0.0%
*   Naim Holdings Bhd                                             1,264,500    305,944       0.0%
    NTPM Holdings Bhd                                               640,000     88,518       0.0%
#   OCK Group Bhd                                                 1,962,300    399,420       0.0%
    Oriental Holdings Bhd                                           481,700    769,086       0.0%
    OSK Holdings Bhd                                              8,212,455  2,082,824       0.0%
    Pacific & Orient Bhd                                            239,167     65,871       0.0%
#   Padini Holdings Bhd                                           2,987,800  3,228,741       0.1%
    Panasonic Manufacturing Malaysia BHD                            158,984  1,414,420       0.0%
    Pantech Group Holdings Bhd                                    2,443,030    364,737       0.0%
    Paramount Corp. Bhd                                             726,725    347,739       0.0%
#*  Parkson Holdings Bhd                                          2,674,947    270,659       0.0%
#*  Pentamaster Corp., Bhd                                        1,209,520    580,524       0.0%
*   Perdana Petroleum Bhd                                           720,333     42,503       0.0%
#*  PESTECH International Bhd                                     1,856,000    742,846       0.0%
#   Petron Malaysia Refining & Marketing Bhd                        491,300    965,503       0.0%
    Pharmaniaga Bhd                                                 649,060    691,248       0.0%
#   Pie Industrial BHD                                            1,306,900    459,472       0.0%
#   POS Malaysia BHD                                              2,923,200  2,736,920       0.1%
    Power Root Bhd                                                  189,500     67,222       0.0%
    Prestariang Bhd                                                 140,400     51,430       0.0%
    Protasco Bhd                                                  2,718,975    541,226       0.0%
#*  Puncak Niaga Holdings Bhd                                     1,671,020    197,290       0.0%
#   QL Resources Bhd                                              5,073,159  6,635,828       0.1%
    Ranhill Holdings Bhd                                             61,300     10,809       0.0%
    RGB International Bhd                                         2,064,200    125,032       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
MALAYSIA -- (Continued)
#*  Rimbunan Sawit Bhd                                            3,667,900 $  292,637       0.0%
*   Salcon Bhd                                                    3,458,733    350,325       0.0%
    Salutica Bhd                                                    275,500     37,185       0.0%
    Sam Engineering & Equipment M Bhd                               160,400    280,735       0.0%
#   Sapura Energy Bhd                                            26,988,800  4,344,939       0.1%
    Sarawak Oil Palms Bhd                                         1,033,504    946,076       0.0%
    SCGM Bhd                                                         20,100      7,630       0.0%
    Scicom MSC Bhd                                                  353,200    185,137       0.0%
#   Scientex Bhd                                                  1,528,224  2,961,120       0.1%
*   Scomi Group Bhd                                               2,096,350     58,727       0.0%
#   SEG International Bhd                                           145,885     24,294       0.0%
    Selangor Dredging Bhd                                         1,118,200    216,372       0.0%
#   Selangor Properties Bhd                                         230,200    245,944       0.0%
#   Serba Dinamik Holdings Bhd                                      550,300    464,804       0.0%
    Shangri-La Hotels Malaysia Bhd                                  426,800    637,881       0.0%
    SHL Consolidated Bhd                                            246,000    158,094       0.0%
#   SKP Resources Bhd                                             5,257,600  1,979,701       0.0%
#   Star Media Group Bhd                                          1,923,800    536,818       0.0%
*   Sumatec Resources Bhd                                        12,844,200    213,449       0.0%
*   Sunsuria Bhd                                                     49,400     13,262       0.0%
#   Sunway Bhd                                                    2,402,479    921,496       0.0%
#   Sunway Construction Group Bhd                                 1,853,836  1,059,101       0.0%
#   Supermax Corp. Bhd                                            3,327,100  2,427,648       0.1%
    Suria Capital Holdings Bhd                                      699,800    296,459       0.0%
    Syarikat Takaful Malaysia Bhd                                 2,358,400  2,082,284       0.0%
    Symphony Life Bhd                                               439,187     79,348       0.0%
#   Ta Ann Holdings Bhd                                           1,647,489  1,314,139       0.0%
#   TA Enterprise Bhd                                             8,873,900  1,250,552       0.0%
    TA Global Bhd                                                 8,747,540    622,575       0.0%
#   Taliworks Corp. Bhd                                           2,231,650    465,043       0.0%
    Tambun Indah Land Bhd                                         1,389,500    259,524       0.0%
    TAN Chong Motor Holdings Bhd                                  1,625,200    695,173       0.0%
    Tasek Corp. Bhd                                                  86,800    180,847       0.0%
#   TDM Bhd                                                       5,725,420    492,904       0.0%
    TH Plantations Bhd                                            1,616,060    297,983       0.0%
    Thong Guan Industries Bhd                                       230,900    144,166       0.0%
#   Time dotCom Bhd                                               2,063,588  4,218,818       0.1%
    Tiong NAM Logistics Holdings                                  1,439,016    398,557       0.0%
    Titijaya Land Bhd                                               186,100     21,625       0.0%
#   TMC Life Sciences Bhd                                         1,230,100    234,531       0.0%
    Tropicana Corp. Bhd                                           4,261,355    953,807       0.0%
    TSH Resources Bhd                                             4,102,200  1,344,730       0.0%
#   Tune Protect Group Bhd                                        3,855,300    703,316       0.0%
#   Uchi Technologies Bhd                                         1,630,400  1,123,726       0.0%
    UEM Edgenta Bhd                                               2,702,400  1,655,182       0.0%
*   UEM Sunrise Bhd                                              12,259,000  2,871,390       0.1%
#*  UMW Holdings Bhd                                                955,600  1,483,622       0.0%
#*  UMW Oil & Gas Corp. Bhd                                      26,275,708  1,787,739       0.0%
#   Unisem M Bhd                                                  3,906,890  1,785,796       0.0%
    United Malacca Bhd                                              447,250    695,737       0.0%
    United Plantations Bhd                                          436,000  2,958,832       0.1%
    United U-Li Corp. Bhd                                           613,900    248,781       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
MALAYSIA -- (Continued)
    UOA Development Bhd                                          4,855,600 $  2,999,875       0.1%
    ViTrox Corp. Bhd                                               775,800    1,017,449       0.0%
#*  Vivocom International Holdings Bhd                           7,000,700      115,237       0.0%
#   VS Industry Bhd                                              5,480,030    3,119,508       0.1%
*   Wah Seong Corp. Bhd                                          2,187,269      786,168       0.0%
#*  WCE Holdings Bhd                                               758,500      187,622       0.0%
#*  WCT Holdings Bhd                                             7,319,802    2,283,823       0.1%
#   Wellcall Holdings Bhd                                        2,990,700    1,006,526       0.0%
    WTK Holdings Bhd                                             2,322,000      395,862       0.0%
#   Yinson Holdings BHD                                          3,684,000    3,703,610       0.1%
*   YNH Property Bhd                                             3,521,488    1,229,568       0.0%
#*  Yong Tai BHD                                                 1,273,200      470,641       0.0%
*   YTL Land & Development Bhd                                   1,028,200      121,891       0.0%
    Zhulian Corp. Bhd                                              585,033      220,468       0.0%
                                                                           ------------       ---
TOTAL MALAYSIA                                                              254,515,726       3.3%
                                                                           ------------       ---
MEXICO -- (2.3%)
    Alpek S.A.B. de C.V.                                         4,175,735    5,965,958       0.1%
#   Alsea S.A.B. de C.V.                                         5,090,080   18,896,552       0.3%
#*  Axtel S.A.B. de C.V.                                         7,917,886    1,795,089       0.0%
    Banco del Bajio SA                                             301,396      642,854       0.0%
*   Bio Pappel S.A.B. de C.V.                                      360,076      347,714       0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V.                     4,098,507    7,915,607       0.1%
*   CMR S.A.B. de C.V.                                               1,323          349       0.0%
    Consorcio ARA S.A.B. de C.V. Series *                        8,536,918    3,218,111       0.0%
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR          205,047    1,279,493       0.0%
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A    1,727,133    1,080,494       0.0%
*   Corp Interamericana de Entretenimiento S.A.B. de C.V.
      Class B                                                      960,372      942,551       0.0%
    Corp. Actinver S.A.B. de C.V.                                  187,852      137,609       0.0%
    Corp. Inmobiliaria Vesta S.A.B. de C.V.                      5,603,084    8,044,188       0.1%
    Corp. Moctezuma S.A.B. de C.V. Series *                        861,300    3,500,087       0.1%
    Corporativo Fragua S.A.B. de C.V.                                    3           39       0.0%
    Corporativo GBM S.A.B. de C.V.                                  22,477       15,612       0.0%
    Corpovael S.A. de C.V.                                          73,341       54,549       0.0%
#   Credito Real S.A.B. de C.V. SOFOM ER                         1,659,003    2,416,379       0.0%
    Cydsa S.A.B. de C.V.                                             3,875        6,527       0.0%
*   Desarrolladora Homex S.A.B. de C.V.                            303,783        2,891       0.0%
#*  Elementia S.A.B. de C.V.                                       574,539      513,035       0.0%
#*  Empresas ICA S.A.B. de C.V.                                  3,768,186       28,261       0.0%
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR               62,171        9,640       0.0%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B             7,268,330    7,046,010       0.1%
#   Gentera S.A.B. de C.V.                                       8,007,004    6,370,650       0.1%
#*  Grupo Aeromexico S.A.B. de C.V.                              1,883,378    2,626,370       0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.          2,460,734   12,979,936       0.2%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                     888,135    5,176,262       0.1%
#   Grupo Comercial Chedraui S.A. de C.V.                        3,005,046    6,322,759       0.1%
*   Grupo Famsa S.A.B. de C.V. Class A                           2,385,086    1,562,251       0.0%
    Grupo Financiero Interacciones SA de C.V. Class O              804,047    3,934,239       0.1%
#*  Grupo GICSA S.A. de C.V.                                     1,565,921      822,228       0.0%
    Grupo Herdez S.A.B. de C.V. Series *                         1,985,528    4,757,313       0.1%
*   Grupo Hotelero Santa Fe S.A.B. de C.V.                         375,462      215,616       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
MEXICO -- (Continued)
    Grupo Industrial Saltillo S.A.B. de C.V.                        949,753 $  1,440,216       0.0%
    Grupo KUO S.A.B. de C.V. Series B                               758,658    1,703,751       0.0%
#   Grupo Lala S.A.B. de C.V.                                       333,966      426,430       0.0%
*   Grupo Pochteca S.A.B. de C.V.                                   585,177      289,427       0.0%
    Grupo Posadas S.A.B. de C.V.                                    198,900      372,232       0.0%
#   Grupo Rotoplas S.A.B. de C.V.                                   643,003      981,246       0.0%
    Grupo Sanborns S.A.B. de C.V.                                   905,924      936,826       0.0%
#*  Grupo Simec S.A.B. de C.V. Series B                           1,221,725    3,974,417       0.1%
*   Grupo Sports World S.A.B. de C.V.                               583,706      568,037       0.0%
#*  Hoteles City Express S.A.B. de C.V.                           2,041,875    2,893,249       0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                    1,350,035    6,925,570       0.1%
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR                  30,230    1,867,609       0.0%
*   Industrias CH S.A.B. de C.V. Series B                         1,952,195    9,727,546       0.1%
#*  La Comer S.A.B. de C.V.                                       3,269,579    3,393,346       0.1%
#*  Maxcom Telecomunicaciones S.A.B. de C.V.                        246,465       94,226       0.0%
    Megacable Holdings S.A.B. de C.V.                             1,420,832    6,528,273       0.1%
#*  Minera Frisco S.A.B. de C.V.                                  2,242,920    1,228,074       0.0%
#   Nemak S.A.B. de C.V.                                          4,280,261    3,213,277       0.0%
#   OHL Mexico S.A.B. de C.V.                                        52,996       78,777       0.0%
#   Organizacion Cultiba S.A.B. de C.V.                           1,205,623      941,185       0.0%
    Qualitas Controladora S.A.B. de C.V.                          1,830,513    5,119,002       0.1%
    Rassini S.A.B. de C.V.                                          398,256    1,674,834       0.0%
    Rassini S.A.B. De C.V. Class A                                  255,358      532,643       0.0%
#   Regional S.A.B. de C.V.                                       2,045,326   13,018,659       0.2%
#*  Telesites S.A.B. de C.V.                                      7,312,072    5,673,077       0.1%
#   TV Azteca S.A.B. de C.V.                                     12,256,140    1,913,583       0.0%
#   Unifin Financiera S.A.B. de C.V. SOFOM ENR                      517,075    1,852,419       0.0%
    Vitro S.A.B. de C.V. Series A                                   927,503    2,963,221       0.0%
                                                                            ------------       ---
TOTAL MEXICO                                                                 188,958,375       2.4%
                                                                            ------------       ---
PHILIPPINES -- (1.1%)
    A Soriano Corp.                                               3,430,211      432,773       0.0%
    ACR Mining Corp.                                                 48,205        3,126       0.0%
    Alsons Consolidated Resources, Inc.                           7,605,000      186,027       0.0%
*   Apex Mining Co., Inc.                                         9,649,000      316,053       0.0%
*   Atlas Consolidated Mining & Development Corp.                 6,148,000      510,897       0.0%
    Belle Corp.                                                  31,652,400    2,050,870       0.0%
    Bloomberry Resorts Corp.                                     18,028,900    4,270,679       0.1%
    Cebu Air, Inc.                                                1,594,810    2,727,680       0.1%
    Cebu Holdings, Inc.                                           3,291,900      390,985       0.0%
*   CEMEX Holdings Philippines, Inc.                              7,671,600      530,358       0.0%
    Century Pacific Food, Inc.                                    5,934,000    1,893,659       0.0%
    Century Properties Group, Inc.                               26,261,151      231,071       0.0%
    China Banking Corp.                                           2,405,428    1,615,398       0.0%
    Cirtek Holdings Philippines Corp.                               931,700      930,084       0.0%
    COL Financial Group, Inc.                                       130,900       40,977       0.0%
    Cosco Capital, Inc.                                          17,041,800    2,202,485       0.0%
    D&L Industries, Inc.                                         19,440,600    4,068,687       0.1%
*   DoubleDragon Properties Corp.                                 2,960,090    1,783,368       0.0%
    East West Banking Corp.                                       5,108,400    1,714,958       0.0%
*   EEI Corp.                                                     3,466,400      816,765       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
PHILIPPINES -- (Continued)
    Emperador, Inc.                                                6,617,400 $   919,937       0.0%
*   Empire East Land Holdings, Inc.                               19,893,000     252,523       0.0%
    Energy Development Corp.                                      11,405,382   1,189,185       0.0%
    Filinvest Development Corp.                                    3,314,322     470,953       0.0%
    Filinvest Land, Inc.                                         102,139,577   3,278,282       0.1%
    First Gen Corp.                                                9,938,800   2,989,138       0.1%
    First Philippine Holdings Corp.                                2,216,690   2,780,673       0.1%
*   Global Ferronickel Holdings, Inc.                             12,737,294     579,044       0.0%
*   Global-Estate Resorts, Inc.                                    2,410,000      59,058       0.0%
    Holcim Philippines, Inc.                                          80,600      14,524       0.0%
    Integrated Micro-Electronics, Inc.                             4,053,614   1,202,098       0.0%
    Leisure & Resorts World Corp.                                  3,397,640     301,033       0.0%
*   Lepanto Consolidated Mining Co.                               42,985,455     122,226       0.0%
    Lopez Holdings Corp.                                          20,270,300   1,687,209       0.0%
    Macroasia Corp.                                                2,728,800   1,355,082       0.0%
    Manila Water Co., Inc.                                         9,107,600   4,886,037       0.1%
    Max's Group, Inc.                                              1,834,200     513,114       0.0%
    Megawide Construction Corp.                                    5,721,808   2,644,406       0.0%
*   Melco Resorts And Entertainment Philippines Corp.             14,188,700   1,875,851       0.0%
    Metro Retail Stores Group, Inc.                                5,661,900     343,467       0.0%
    Nickel Asia Corp.                                              8,927,000     895,283       0.0%
    Pepsi-Cola Products Philippines, Inc.                         12,311,900     624,257       0.0%
    Petron Corp.                                                  15,670,800   2,810,376       0.1%
    Philex Mining Corp.                                            4,409,700     482,151       0.0%
*   Philippine National Bank                                       2,015,095   2,038,797       0.0%
*   Philippine National Construction Corp.                           173,000       3,072       0.0%
    Philippine Savings Bank                                          356,863     594,642       0.0%
    Philippine Seven Corp.                                             2,850       7,058       0.0%
    Philippine Stock Exchange, Inc. (The)                            121,592     516,615       0.0%
*   Philweb Corp.                                                  3,009,240     347,153       0.0%
    Phinma Energy Corp.                                           13,182,000     376,123       0.0%
    Phoenix Petroleum Philippines, Inc.                            2,243,580     512,357       0.0%
    Pilipinas Shell Petroleum Corp.                                  459,020     463,689       0.0%
    Premium Leisure Corp.                                         35,394,000     697,193       0.0%
*   Prime Orion Philippines, Inc.                                  1,955,000     121,652       0.0%
    Puregold Price Club, Inc.                                      4,655,100   4,256,680       0.1%
*   PXP Energy Corp.                                               2,873,800     771,728       0.0%
    RFM Corp.                                                      8,856,668     829,225       0.0%
    Rizal Commercial Banking Corp.                                 2,814,370   2,114,486       0.0%
    Robinsons Land Corp.                                          15,040,251   5,187,037       0.1%
    Robinsons Retail Holdings, Inc.                                1,629,840   2,863,080       0.1%
    San Miguel Food and Beverage, Inc.                             1,247,800   1,564,945       0.0%
*   SSI Group, Inc.                                                9,264,000     430,591       0.0%
    STI Education Systems Holdings, Inc.                          20,247,000     512,347       0.0%
    Travellers International Hotel Group, Inc.                     8,686,000     834,473       0.0%
    Union Bank Of Philippines                                      1,459,531   2,572,271       0.0%
    Vista Land & Lifescapes, Inc.                                 43,057,800   5,398,927       0.1%
    Xurpas, Inc.                                                   4,266,400     265,780       0.0%
                                                                             -----------       ---
TOTAL PHILIPPINES                                                             92,272,728       1.2%
                                                                             -----------       ---

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
POLAND -- (1.1%)
*   AB SA                                                            1,082 $    7,860       0.0%
*   Agora SA                                                       266,452  1,179,425       0.0%
    Alumetal SA                                                      1,983     30,340       0.0%
    Amica SA                                                        24,073    820,590       0.0%
    Apator SA                                                       68,208    486,396       0.0%
    Asseco Poland SA                                               549,318  6,858,669       0.1%
*   Bank Ochrony Srodowiska SA                                      12,873     35,258       0.0%
#*  Bioton SA                                                      539,811    805,710       0.0%
*   Boryszew SA                                                    861,931  2,168,728       0.0%
    Budimex SA                                                      82,445  4,401,255       0.1%
    CD Projekt SA                                                  141,961  5,009,744       0.1%
*   CI Games SA                                                    252,830     63,929       0.0%
*   Ciech SA                                                       223,721  3,615,890       0.1%
#   ComArch SA                                                       9,258    382,150       0.0%
    Dom Development SA                                               6,103    156,020       0.0%
#   Echo Investment SA                                              31,788     48,691       0.0%
    Elektrobudowa SA                                                 8,568    233,507       0.0%
    Enea SA                                                      1,137,043  3,368,188       0.1%
#   Energa SA                                                      869,043  2,539,346       0.0%
#   Eurocash SA                                                    366,424  2,548,914       0.0%
    Fabryki Mebli Forte SA                                         120,332  1,712,112       0.0%
*   Famur SA                                                       731,147  1,243,223       0.0%
    Firma Oponiarska Debica SA                                      29,483  1,127,504       0.0%
*   Getin Holding SA                                             3,004,455    810,932       0.0%
#*  Getin Noble Bank SA                                          2,368,074    779,795       0.0%
    Globe Trade Centre SA                                          336,053    883,122       0.0%
    Grupa Azoty Zaklady Chemiczne Police SA                         76,751    429,164       0.0%
    Grupa Kety SA                                                   70,874  7,223,053       0.1%
*   Impexmetal SA                                                  935,588  1,142,494       0.0%
    Inter Cars SA                                                   38,333  2,625,313       0.0%
    Kernel Holding SA                                              387,855  5,256,185       0.1%
#   KRUK SA                                                        108,283  7,067,160       0.1%
    LC Corp. SA                                                    819,791    642,297       0.0%
    Lentex SA                                                      124,367    267,217       0.0%
#   Lubelski Wegiel Bogdanka SA                                     70,267  1,100,440       0.0%
    Netia SA                                                     2,240,278  3,303,178       0.1%
    Neuca SA                                                        17,032  1,499,426       0.0%
    Newag SA                                                           493      2,521       0.0%
    Orbis SA                                                       133,161  3,634,026       0.1%
#   Pfleiderer Group SA                                             61,165    647,701       0.0%
#*  PKP Cargo SA                                                   110,833  1,293,727       0.0%
*   Polnord SA                                                     256,968    596,924       0.0%
*   Rafako SA                                                      524,953    612,482       0.0%
    Stalexport Autostrady SA                                       517,231    576,420       0.0%
    Stalprodukt SA                                                   9,024  1,174,385       0.0%
#*  Tauron Polska Energia SA                                     6,611,144  4,412,001       0.1%
#   Trakcja SA                                                     280,606    512,954       0.0%
*   Vistula Group SA                                             1,340,725  1,757,036       0.0%
    Warsaw Stock Exchange                                          122,600  1,375,495       0.0%
    Wawel SA                                                         1,392    411,091       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
POLAND -- (Continued)
    Zespol Elektrowni Patnow Adamow Konin SA                        86,991 $   284,793       0.0%
                                                                           -----------       ---
TOTAL POLAND                                                                89,164,781       1.1%
                                                                           -----------       ---
SOUTH AFRICA -- (6.2%)
#   Adcock Ingram Holdings, Ltd.                                   799,025   4,352,369       0.1%
*   Adcorp Holdings, Ltd.                                          896,475   1,143,380       0.0%
    Advtech, Ltd.                                                3,318,771   4,342,087       0.1%
    Aeci, Ltd.                                                   1,083,668  10,256,258       0.1%
    African Oxygen, Ltd.                                           920,937   2,248,004       0.0%
*   African Phoenix Investments, Ltd.                            6,110,928     324,619       0.0%
    African Rainbow Minerals, Ltd.                               1,068,934   8,739,213       0.1%
    Afrimat, Ltd.                                                  143,286     353,908       0.0%
    Alexander Forbes Group Holdings, Ltd.                        4,073,058   2,104,756       0.0%
*   Allied Electronics Corp., Ltd. Class A                         334,150     352,932       0.0%
    Alviva Holdings, Ltd.                                        1,332,356   2,170,266       0.0%
*   ArcelorMittal South Africa, Ltd.                             1,784,999     422,718       0.0%
#   Ascendis Health, Ltd.                                        1,529,922   1,195,578       0.0%
    Assore, Ltd.                                                   137,435   3,392,676       0.1%
    Astral Foods, Ltd.                                             434,252  10,711,928       0.1%
*   Attacq, Ltd.                                                 4,004,787   6,176,600       0.1%
*   Aveng, Ltd.                                                  3,795,612     294,957       0.0%
    AVI, Ltd.                                                    3,142,173  28,740,982       0.4%
    Balwin Properties, Ltd.                                         71,496      33,886       0.0%
    Barloworld, Ltd.                                             2,208,890  29,832,763       0.4%
    Blue Label Telecoms, Ltd.                                    3,959,693   3,930,001       0.1%
#*  Brait SE                                                       781,312   2,699,775       0.0%
    Cashbuild, Ltd.                                                202,876   7,056,070       0.1%
    Caxton and CTP Publishers and Printers, Ltd.                   313,704     252,501       0.0%
    City Lodge Hotels, Ltd.                                        309,599   4,049,230       0.1%
    Clicks Group, Ltd.                                           2,253,417  38,526,490       0.5%
    Clover Industries, Ltd.                                      1,360,664   2,094,352       0.0%
#*  Consolidated Infrastructure Group, Ltd.                        822,411     255,682       0.0%
    Coronation Fund Managers, Ltd.                               1,913,797  11,364,833       0.2%
#*  Curro Holdings, Ltd.                                           624,167   1,679,516       0.0%
    DataTec, Ltd.                                                3,846,402   6,545,706       0.1%
    Distell Group, Ltd.                                            275,355   2,943,722       0.0%
    DRDGOLD, Ltd.                                                2,932,131     693,192       0.0%
    DRDGOLD, Ltd. Sponsored ADR                                      9,400      21,432       0.0%
*   enX Group, Ltd.                                                408,074     439,801       0.0%
    EOH Holdings, Ltd.                                           1,098,252   3,338,208       0.0%
#*  Famous Brands, Ltd.                                            630,000   5,606,932       0.1%
    Foschini Group, Ltd. (The)                                   1,107,552  19,055,950       0.3%
    Gold Fields, Ltd.                                               95,527     362,673       0.0%
    Gold Fields, Ltd. Sponsored ADR                                467,848   1,787,179       0.0%
    Grand Parade Investments, Ltd.                               3,033,383     445,479       0.0%
*   Grindrod, Ltd.                                               4,947,298   5,707,095       0.1%
    Group Five, Ltd.                                             1,015,485     280,077       0.0%
    Harmony Gold Mining Co., Ltd.                                1,343,111   2,740,615       0.0%
    Harmony Gold Mining Co., Ltd. Sponsored ADR                  2,663,280   5,406,458       0.1%
*   Howden Africa Holdings, Ltd.                                    39,220     128,443       0.0%
    Hudaco Industries, Ltd.                                        276,957   3,567,003       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    Hulamin, Ltd.                                                 1,296,594 $    538,025       0.0%
#*  Impala Platinum Holdings, Ltd.                                3,658,435    6,516,010       0.1%
    Imperial Holdings, Ltd.                                         226,379    4,354,644       0.1%
#   Invicta Holdings, Ltd.                                          362,206    1,300,565       0.0%
    Italtile, Ltd.                                                  294,690      338,555       0.0%
    JSE, Ltd.                                                       831,201   13,043,960       0.2%
    KAP Industrial Holdings, Ltd.                                10,466,629    7,398,858       0.1%
    Lewis Group, Ltd.                                               877,469    3,303,762       0.0%
    Liberty Holdings, Ltd.                                        1,089,081   11,590,318       0.2%
    Life Healthcare Group Holdings, Ltd.                          3,545,234    8,357,120       0.1%
*   Long4Life, Ltd.                                               2,574,768    1,130,004       0.0%
    Massmart Holdings, Ltd.                                         692,340    9,245,432       0.1%
    Merafe Resources, Ltd.                                       11,489,424    1,475,430       0.0%
#   Metair Investments, Ltd.                                      1,327,517    2,291,772       0.0%
    Metrofile Holdings, Ltd.                                        147,716       47,403       0.0%
    MiX Telematics, Ltd.                                             37,895       25,469       0.0%
    MiX Telematics, Ltd. Sponsored ADR                                2,902       48,492       0.0%
    MMI Holdings, Ltd.                                            6,193,335   11,025,253       0.1%
    Mpact, Ltd.                                                   1,578,001    3,611,453       0.1%
    Murray & Roberts Holdings, Ltd.                               3,959,853    4,950,541       0.1%
#*  Nampak, Ltd.                                                  5,214,254    5,801,960       0.1%
*   Net 1 UEPS Technologies, Inc.                                       776        5,814       0.0%
    Netcare, Ltd.                                                 1,115,980    2,778,887       0.0%
*   Northam Platinum, Ltd.                                        3,268,937   10,096,890       0.1%
    Oceana Group, Ltd.                                              447,176    2,966,909       0.0%
    Omnia Holdings, Ltd.                                            609,560    7,011,569       0.1%
    Peregrine Holdings, Ltd.                                      1,938,857    3,355,283       0.1%
    Pick n Pay Stores, Ltd.                                       2,687,210   17,396,231       0.2%
    Pioneer Foods Group, Ltd.                                       323,078    3,142,082       0.0%
*   PPC, Ltd.                                                    14,661,585   10,244,151       0.1%
    PSG Konsult, Ltd.                                                42,544       31,029       0.0%
    Raubex Group, Ltd.                                            1,306,791    2,170,398       0.0%
    RCL Foods, Ltd.                                                 705,154    1,027,915       0.0%
    Reunert, Ltd.                                                 1,622,219   10,106,435       0.1%
#   Rhodes Food Group Pty, Ltd.                                     671,444      967,027       0.0%
*   Royal Bafokeng Platinum, Ltd.                                   701,039    1,312,081       0.0%
    Santam, Ltd.                                                    320,610    8,179,261       0.1%
#*  Sibanye Gold, Ltd.                                            3,307,601    2,899,307       0.0%
    SPAR Group, Ltd. (The)                                        1,306,934   22,142,969       0.3%
    Spur Corp., Ltd.                                                627,199    1,357,153       0.0%
#*  Stadio Holdings, Ltd.                                           618,529      236,250       0.0%
#*  Sun International, Ltd.                                       1,059,882    4,819,401       0.1%
*   Super Group, Ltd.                                             3,359,375   10,014,216       0.1%
    Telkom SA SOC, Ltd.                                           2,036,964    9,302,502       0.1%
    Tongaat Hulett, Ltd.                                          1,021,284    7,403,244       0.1%
    Transaction Capital, Ltd.                                     1,055,403    1,481,711       0.0%
    Trencor, Ltd.                                                 1,369,751    3,794,488       0.1%
    Truworths International, Ltd.                                 1,797,580   14,696,255       0.2%
    Tsogo Sun Holdings, Ltd.                                      2,858,414    5,225,140       0.1%
    Wilson Bayly Holmes-Ovcon, Ltd.                                 506,623    6,440,241       0.1%
                                                                            ------------       ---
TOTAL SOUTH AFRICA                                                           515,168,160       6.6%
                                                                            ------------       ---

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (16.5%)
#*  3S Korea Co., Ltd.                                           151,842 $  343,115       0.0%
#*  A-Tech Solution Co., Ltd.                                     40,016    400,620       0.0%
#   ABco Electronics Co., Ltd.                                    76,717    581,171       0.0%
#*  Able C&C Co., Ltd.                                            82,423  1,323,301       0.0%
#   ABOV Semiconductor Co., Ltd.                                 118,431    635,142       0.0%
#*  Ace Technologies Corp.                                       178,732    720,988       0.0%
#*  Actoz Soft Co., Ltd.                                          50,910    821,344       0.0%
#*  ADTechnology Co., Ltd.                                        47,909    410,966       0.0%
#*  Advanced Digital Chips, Inc.                                 169,506    333,475       0.0%
#   Advanced Nano Products Co., Ltd.                              68,114  1,151,426       0.0%
*   Advanced Process Systems Corp.                                15,723    338,511       0.0%
#   Aekyung Petrochemical Co., Ltd.                              126,838  1,723,378       0.0%
#   AfreecaTV Co., Ltd.                                           74,661  2,400,220       0.1%
#*  Agabang&Company                                              253,993  1,377,576       0.0%
#   Ahn-Gook Pharmaceutical Co., Ltd.                             58,793    872,976       0.0%
#   Ahnlab, Inc.                                                  53,146  3,166,481       0.1%
#   AJ Networks Co., Ltd.                                         92,793    551,281       0.0%
*   AJ Rent A Car Co., Ltd.                                      125,497  1,579,544       0.0%
#*  Ajin Industrial Co., Ltd.                                    102,112    293,299       0.0%
    AJINEXTEK Co., Ltd.                                           31,359    407,608       0.0%
    AK Holdings, Inc.                                             38,738  2,644,478       0.1%
#*  Alticast Corp.                                                73,734    299,320       0.0%
#   ALUKO Co., Ltd.                                              367,542  1,546,545       0.0%
*   Alvogen Korea Co., Ltd                                           116      2,996       0.0%
#*  Aminologics Co., Ltd.                                        348,653    916,733       0.0%
*   Amotech Co., Ltd.                                             72,347  2,267,684       0.1%
#*  Anam Electronics Co., Ltd.                                   738,248  2,169,927       0.0%
#   Anapass, Inc.                                                 70,895  1,212,754       0.0%
#*  Aprogen Healthcare & Games, Inc.                             158,780    463,352       0.0%
#*  Aprogen KIC, Inc.                                             72,652    839,506       0.0%
#*  APS Holdings Corp.                                           341,526  2,083,119       0.0%
#*  Arion Technology, Inc.                                       129,146    119,305       0.0%
#   Asia Cement Co., Ltd.                                         15,324  2,116,066       0.0%
    ASIA Holdings Co., Ltd.                                       10,133  1,425,703       0.0%
#   Asia Paper Manufacturing Co., Ltd.                            41,937  1,210,178       0.0%
*   Asiana Airlines, Inc.                                        972,693  4,795,198       0.1%
#   Atec Co., Ltd.                                                20,052    213,552       0.0%
#   Atinum Investment Co., Ltd.                                  291,863  1,125,002       0.0%
    AtlasBX Co., Ltd.                                                571     24,925       0.0%
#   AUK Corp.                                                    220,465    584,202       0.0%
#   Aurora World Corp.                                            42,236    483,131       0.0%
#   Austem Co., Ltd.                                             160,334    579,291       0.0%
#   Autech Corp.                                                 123,048  1,731,877       0.0%
#*  Automobile & PCB                                             392,603    298,097       0.0%
#*  Avaco Co., Ltd.                                              105,551    802,076       0.0%
#   Avatec Co., Ltd.                                               5,446     38,785       0.0%
#   Baiksan Co., Ltd.                                            100,931    564,849       0.0%
#*  Barun Electronics Co., Ltd.                                  568,830    730,956       0.0%
#*  Barunson Entertainment & Arts Corp.                          473,902    832,987       0.0%
#   Bcworld Pharm Co., Ltd.                                       42,626  1,164,019       0.0%
#*  BG T&A Co.                                                    60,626    183,391       0.0%
*   BH Co., Ltd.                                                 186,587  3,739,485       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Binex Co., Ltd.                                              145,862 $2,016,494       0.0%
    Binggrae Co., Ltd.                                            52,039  3,236,683       0.1%
#*  Biolog Device Co., Ltd.                                      126,061    277,742       0.0%
#*  BioSmart Co., Ltd.                                           134,659    724,295       0.0%
#*  Biotoxtech Co., Ltd.                                          65,339  1,209,634       0.0%
#*  BIT Computer Co., Ltd.                                       113,558    620,620       0.0%
#   Bixolon Co., Ltd.                                             87,925    498,130       0.0%
#   Bluecom Co., Ltd.                                            103,817    584,088       0.0%
#   Boditech Med, Inc.                                           116,248  1,913,252       0.0%
#*  Bohae Brewery Co., Ltd.                                      632,425    663,468       0.0%
#   BoKwang Industry Co., Ltd.                                    98,060    555,602       0.0%
    Bookook Securities Co., Ltd.                                  14,493    329,275       0.0%
#*  Boryung Medience Co., Ltd.                                    53,361    725,249       0.0%
#   Boryung Pharmaceutical Co., Ltd.                             251,820  2,832,451       0.1%
#*  Bosung Power Technology Co., Ltd.                            453,255  1,918,741       0.0%
#*  Brain Contents Co., Ltd.                                     805,232    725,871       0.0%
#   BRIDGETEC Corp.                                               35,241    147,030       0.0%
#*  Bubang Co., Ltd.                                             218,353    622,188       0.0%
    Bukwang Pharmaceutical Co., Ltd.                             113,474  2,739,737       0.1%
    Busan City Gas Co., Ltd.                                       1,886     63,632       0.0%
#   BYC Co., Ltd.                                                  1,007    265,958       0.0%
#*  BYON Co., Ltd.                                               248,505    707,987       0.0%
#   Byucksan Corp.                                               369,822  1,438,350       0.0%
#*  C&S Asset Management Co., Ltd.                               166,435     51,133       0.0%
#*  CammSys Corp.                                                308,501    674,023       0.0%
#   Capro Corp.                                                  332,967  2,360,054       0.1%
    Caregen Co., Ltd.                                             18,100  1,508,704       0.0%
    Cell Biotech Co., Ltd.                                        51,500  2,047,806       0.0%
#*  Celltrion Pharm, Inc.                                         78,721  6,326,989       0.1%
#*  Chabiotech Co., Ltd.                                         290,944  5,782,387       0.1%
#   Changhae Ethanol Co., Ltd.                                    51,020    831,095       0.0%
#*  Charm Engineering Co., Ltd.                                  264,298    521,667       0.0%
#*  Chemtronics Co., Ltd.                                         71,610    425,349       0.0%
#   Cheryong Electric Co., Ltd.                                   76,160  1,067,925       0.0%
#   Cheryong Industrial Co. Ltd/new                               49,903    664,914       0.0%
#*  Chin Hung International, Inc.                                234,602    520,299       0.0%
    Chinyang Holdings Corp.                                      167,246    442,979       0.0%
#*  Choa Pharmaceutical Co.                                      135,100    715,170       0.0%
#   Choheung Corp.                                                   382     79,597       0.0%
#*  Chokwang Leather Co., Ltd.                                       607     21,681       0.0%
#   Chokwang Paint, Ltd.                                          46,428    409,944       0.0%
    Chong Kun Dang Pharmaceutical Corp.                           48,122  5,235,857       0.1%
#   Chongkundang Holdings Corp.                                   27,820  1,814,846       0.0%
#   Choong Ang Vaccine Laboratory                                 43,598    976,995       0.0%
#*  Chorokbaem Media Co., Ltd.                                   319,784    568,789       0.0%
    Chosun Refractories Co., Ltd.                                  6,715    524,404       0.0%
#   Chungdahm Learning, Inc.                                      42,900    646,185       0.0%
    CJ CGV Co., Ltd.                                              82,715  5,741,317       0.1%
    CJ Freshway Corp.                                             48,800  1,728,022       0.0%
    CJ Hello Co., Ltd.                                           217,479  1,732,201       0.0%
    CJ O Shopping Co., Ltd.                                       29,131  6,076,575       0.1%
#*  CJ Seafood Corp.                                             191,102    504,128       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   CKD Bio Corp.                                                 31,884 $   682,029       0.0%
#   Clean & Science Co., Ltd.                                     34,870     435,617       0.0%
#   CLIO Cosmetics Co., Ltd.                                      20,195     683,547       0.0%
#*  Codes Combine Co., Ltd.                                       76,049     272,261       0.0%
#   Commax Co., Ltd.                                              69,572     391,437       0.0%
    Coreana Cosmetics Co., Ltd.                                  174,532   1,308,631       0.0%
#   Cosmax BTI, Inc.                                              38,714   1,545,927       0.0%
#   Cosmax, Inc.                                                  86,687  12,656,309       0.2%
#   Cosmecca Korea Co., Ltd.                                      23,824     878,674       0.0%
#*  CosmoAM&T Co., Ltd.                                           92,915   1,683,353       0.0%
#*  Cosmochemical Co., Ltd.                                       83,357   1,601,662       0.0%
#*  COSON Co., Ltd.                                              117,294   1,699,657       0.0%
#   COWELL FASHION Co., Ltd.                                     234,384   1,187,037       0.0%
#*  Creaplanet Co., Ltd.                                         191,995     377,063       0.0%
#*  Creative & Innovative System                                 281,148     751,591       0.0%
#   Crown Confectionery Co., Ltd.                                 39,940     533,092       0.0%
#   CROWNHAITAI Holdings Co., Ltd.                                65,516   1,018,217       0.0%
#*  CrucialTec Co., Ltd.                                         756,561   1,335,253       0.0%
#   CS Wind Corp.                                                 46,867   1,448,726       0.0%
#*  CTC BIO, Inc.                                                 82,400   1,128,418       0.0%
#*  CTL, Inc.                                                    160,964     761,673       0.0%
#   Cuckoo Holdings Co., Ltd.                                      7,396     821,870       0.0%
#*  Cuckoo Homesys Co., Ltd.                                       4,090     811,935       0.0%
#*  Curo Co., Ltd.                                               805,869     936,290       0.0%
#*  CUROCOM Co., Ltd.                                             85,800     201,639       0.0%
#*  Curoholdings Co., Ltd.                                       423,171     398,261       0.0%
#   Cymechs, Inc.                                                 35,317     441,305       0.0%
#   D.I Corp.                                                    210,467     957,943       0.0%
#   Dae Dong Industrial Co., Ltd.                                 96,824     820,565       0.0%
    Dae Han Flour Mills Co., Ltd.                                  7,679   1,348,930       0.0%
#   Dae Hyun Co., Ltd.                                           240,518     580,373       0.0%
#*  Dae Won Chemical Co., Ltd.                                   273,923     609,398       0.0%
    Dae Won Kang Up Co., Ltd.                                    161,566     656,395       0.0%
#*  Dae Young Packaging Co., Ltd.                                622,311     581,626       0.0%
#   Dae-Il Corp.                                                 101,568     709,114       0.0%
#   Daea TI Co., Ltd.                                            552,451   2,609,182       0.1%
#   Daebongls Co., Ltd.                                           69,097     729,100       0.0%
#   Daechang Co., Ltd.                                           314,932     345,970       0.0%
    Daechang Forging Co., Ltd.                                     8,880     418,220       0.0%
    Daeduck Electronics Co.                                      277,627   2,158,839       0.0%
    Daeduck GDS Co., Ltd.                                        157,900   2,180,071       0.0%
    Daegu Department Store                                        32,833     311,339       0.0%
#*  Daehan New Pharm Co., Ltd.                                    79,981   1,209,593       0.0%
    Daehan Steel Co., Ltd.                                       125,858   1,385,968       0.0%
#   Daehwa Pharmaceutical Co., Ltd.                               58,936   1,645,942       0.0%
#   Daejoo Co., Ltd.                                              12,773      21,887       0.0%
#*  Daejoo Electronic Materials Co., Ltd.                         81,087   1,544,057       0.0%
    Daekyo Co., Ltd.                                             242,152   1,776,554       0.0%
#   Daelim B&Co Co., Ltd.                                         98,313     585,843       0.0%
#   Daelim C&S Co., Ltd.                                           6,122      81,630       0.0%
#*  DAEMYUNG Corp. Co., Ltd.                                     358,770   1,236,092       0.0%
#   Daeryuk Can Co., Ltd.                                        104,537     656,033       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Daesang Corp.                                                198,429 $4,922,843       0.1%
#   Daesang Holdings Co., Ltd.                                   142,191  1,244,231       0.0%
    Daesung Energy Co., Ltd.                                      65,638    364,684       0.0%
#   Daesung Holdings Co., Ltd.                                    26,734    201,518       0.0%
#*  Daesung Industrial Co., Ltd.                                  54,152    257,508       0.0%
#*  Daesung Private Equity, Inc.                                  82,949    208,645       0.0%
#*  Daewon Cable Co., Ltd.                                       404,913    726,834       0.0%
#*  Daewon Media Co., Ltd.                                        77,129    687,155       0.0%
#   Daewon Pharmaceutical Co., Ltd.                              117,733  2,185,891       0.0%
    Daewon San Up Co., Ltd.                                      104,480    705,669       0.0%
#*  Daewoo Electronic Components Co., Ltd.                       243,055    706,808       0.0%
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.            67,632  1,501,375       0.0%
    Daewoong Co., Ltd.                                           185,019  3,206,859       0.1%
    Daewoong Pharmaceutical Co., Ltd.                             20,238  3,345,380       0.1%
*   Dahaam E-Tec Co., Ltd.                                         2,100      6,636       0.0%
#   Daihan Pharmaceutical Co., Ltd.                               37,153  1,540,055       0.0%
    Daishin Securities Co., Ltd.                                 297,668  3,796,920       0.1%
#*  Danal Co., Ltd.                                              376,500  1,697,700       0.0%
#   Danawa Co., Ltd.                                              54,302    907,624       0.0%
#   Daou Data Corp.                                              161,737  1,833,279       0.0%
#   Daou Technology, Inc.                                        267,720  6,004,488       0.1%
#*  Dasan Networks, Inc.                                         120,319    748,970       0.0%
#   Dawonsys Co., Ltd.                                           167,481  3,084,388       0.1%
#*  DAYLI BlockChian Co., Ltd.                                    73,950    254,824       0.0%
#   Dayou Automotive Seat Technology Co., Ltd.                   502,384    587,929       0.0%
*   Dayou Plus Co., Ltd.                                         443,110    430,837       0.0%
    DB Financial Investment Co., Ltd.                            276,105  1,199,051       0.0%
    DB HiTek Co., Ltd.                                           293,840  3,667,370       0.1%
#*  DB, Inc.                                                     831,396    627,146       0.0%
#   DCM Corp.                                                     42,882    495,270       0.0%
#*  Deco&E Co., Ltd.                                             465,488    334,304       0.0%
#*  Deutsch Motors, Inc.                                         186,431  1,163,094       0.0%
#   Development Advance Solution Co., Ltd.                         9,029     91,861       0.0%
#   DHP Korea Co., Ltd.                                           85,942    904,349       0.0%
    Digital Chosun Co., Ltd.                                     216,515    473,088       0.0%
#*  Digital Optics Co., Ltd.                                      63,634    121,258       0.0%
#   Digital Power Communications Co., Ltd.                       257,065  1,028,801       0.0%
#*  DIO Corp.                                                    101,568  3,940,592       0.1%
#   Display Tech Co., Ltd.                                        52,616    196,398       0.0%
#   DMS Co., Ltd.                                                162,618  1,045,619       0.0%
#   DNF Co., Ltd.                                                 71,511    771,567       0.0%
#   Dong A Eltek Co., Ltd.                                        78,504    759,941       0.0%
#*  Dong Ah Tire & Rubber Co., Ltd.                               44,790    576,518       0.0%
    Dong-A Socio Holdings Co., Ltd.                               21,487  2,524,130       0.1%
    Dong-A ST Co., Ltd.                                           45,846  4,694,175       0.1%
#   Dong-Ah Geological Engineering Co., Ltd.                      76,065  1,482,255       0.0%
#   Dong-Il Corp.                                                  6,596    322,316       0.0%
#   Dongbang Transport Logistics Co., Ltd.                        64,316    118,995       0.0%
#*  Dongbu Corp.                                                  70,461    831,497       0.0%
#*  Dongbu Steel Co., Ltd.                                        74,241    778,469       0.0%
    Dongil Industries Co., Ltd.                                   11,279    760,425       0.0%
    Dongjin Semichem Co., Ltd.                                   255,935  3,352,832       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Dongkook Industrial Co., Ltd.                                  157,704 $  189,996       0.0%
    DongKook Pharmaceutical Co., Ltd.                               38,218  2,500,357       0.1%
#   Dongkuk Industries Co., Ltd.                                   312,436  1,136,078       0.0%
    Dongkuk Steel Mill Co., Ltd.                                   544,707  5,574,510       0.1%
#   Dongkuk Structures & Construction Co., Ltd.                    299,839  1,402,949       0.0%
#*  Dongnam Marine Crane Co., Ltd.                                 240,030    343,966       0.0%
#   Dongsung Chemical Co., Ltd.                                     17,370    283,622       0.0%
#   DONGSUNG Corp.                                                 226,392  1,440,160       0.0%
#*  Dongsung Finetec Co., Ltd.                                     138,157    823,578       0.0%
#   Dongwha Enterprise Co., Ltd.                                    28,221    897,578       0.0%
#   Dongwha Pharm Co., Ltd.                                        200,939  2,152,822       0.0%
#*  DongWon Co., Ltd.                                               31,542    209,992       0.0%
    Dongwon Development Co., Ltd.                                  519,419  2,407,711       0.1%
#   Dongwon F&B Co., Ltd.                                           11,805  2,631,260       0.1%
    Dongwon Industries Co., Ltd.                                    12,260  3,869,089       0.1%
#   Dongwon Systems Corp.                                           23,538    988,826       0.0%
#   Dongwoo Farm To Table Co., Ltd.                                 75,970    298,951       0.0%
    Dongwoon Anatech Co., Ltd.                                      13,481    178,712       0.0%
    Dongyang E&P, Inc.                                              41,389    452,426       0.0%
#*  Dongyang Steel Pipe Co., Ltd.                                  757,870  1,811,951       0.0%
#*  Doosan Engine Co., Ltd.                                        411,154  2,401,897       0.1%
#   DoubleUGames Co., Ltd.                                          69,759  4,053,772       0.1%
    Douzone Bizon Co., Ltd.                                        117,910  5,423,350       0.1%
#*  Dragonfly GF Co., Ltd.                                          51,555    296,618       0.0%
    DRB Holding Co., Ltd.                                           64,591    498,539       0.0%
#*  DRTECH Corp.                                                   152,670    331,821       0.0%
#   DSK Co., Ltd.                                                   98,543    662,458       0.0%
#   DSR Corp.                                                       23,050    134,079       0.0%
#   DSR Wire Corp.                                                  66,361    406,675       0.0%
#*  DST ROBOT Co., Ltd.                                            474,308    728,304       0.0%
*   DT&C Co., Ltd.                                                   3,240     35,016       0.0%
#   DTR Automotive Corp.                                            32,595    997,048       0.0%
#*  Duk San Neolux Co., Ltd.                                        83,684  1,174,354       0.0%
#*  Duksan Hi-Metal Co., Ltd.                                       66,695    438,629       0.0%
#   Duksung Co., Ltd.                                               81,764    348,884       0.0%
    DY Corp.                                                       135,846    803,088       0.0%
#   DY POWER Corp.                                                  60,459  1,298,483       0.0%
    e Tec E&C, Ltd.                                                 12,949  1,762,727       0.0%
    e-Credible Co., Ltd.                                            22,531    297,752       0.0%
#   e-LITECOM Co., Ltd.                                             58,444    319,796       0.0%
#*  E-TRON Co., Ltd.                                             1,491,477    406,627       0.0%
    E1 Corp.                                                        25,214  1,472,914       0.0%
    Eagon Industrial, Ltd.                                          60,472    569,454       0.0%
    Easy Bio, Inc.                                                 374,482  2,681,420       0.1%
#*  EcoBio Holdings Co., Ltd.                                       62,460    544,291       0.0%
*   Ecopro Co., Ltd.                                               158,695  5,334,707       0.1%
#   Eehwa Construction Co., Ltd.                                    92,257  1,043,737       0.0%
#   EG Corp.                                                        47,517    541,944       0.0%
#*  Ehwa Technologies Information Co., Ltd.                      3,050,382  1,570,270       0.0%
#   Elcomtec Co., Ltd.                                             261,529    627,278       0.0%
#*  Elentec Co., Ltd.                                              116,016    396,801       0.0%
*   ELK Corp.                                                      192,381    175,320       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   EM-Tech Co., Ltd.                                            102,271 $ 1,617,809       0.0%
#*  Emerson Pacific, Inc.                                         55,198   1,948,378       0.0%
#*  EMKOREA Co., Ltd.                                             88,519     417,138       0.0%
#*  EMW Co., Ltd.                                                173,518     557,226       0.0%
#*  Enerzent Co., Ltd.                                           195,288     688,432       0.0%
#   Enex Co., Ltd.                                               335,866     649,440       0.0%
    ENF Technology Co., Ltd.                                      79,474   1,245,181       0.0%
#   Eo Technics Co., Ltd.                                         69,018   4,838,712       0.1%
#   Estechpharma Co., Ltd.                                        89,268   1,114,321       0.0%
#*  ESTsoft Corp.                                                 33,140     214,884       0.0%
    Eugene Corp.                                                 453,657   3,420,330       0.1%
*   Eugene Investment & Securities Co., Ltd.                     588,034   2,051,414       0.0%
#   Eugene Technology Co., Ltd.                                  128,700   2,172,657       0.0%
#*  Eusu Holdings Co., Ltd.                                      119,655     762,138       0.0%
#   EVERDIGM Corp.                                                87,678     833,666       0.0%
#*  EXA E&C, Inc.                                                 99,097     144,248       0.0%
#*  Exem Co., Ltd.                                               152,435     574,161       0.0%
#   Exicon Co., Ltd.                                              31,648     316,655       0.0%
#   Ezwelfare Co., Ltd.                                           43,872     447,768       0.0%
    F&F Co., Ltd.                                                 61,898   2,522,314       0.1%
#   Farmsco                                                      168,568   1,866,231       0.0%
#*  FarmStory Co., Ltd.                                          547,789     737,976       0.0%
#*  Feelingk Co., Ltd.                                           300,145     941,490       0.0%
#   Feelux Co., Ltd.                                             283,759   4,754,987       0.1%
    Fila Korea, Ltd.                                             101,983  12,387,329       0.2%
#   Fine DNC Co., Ltd.                                           103,000     263,969       0.0%
#*  Fine Technix Co., Ltd.                                       206,246     453,760       0.0%
#*  Finetex EnE, Inc.                                             76,323     255,827       0.0%
#*  Firstec Co., Ltd.                                            209,199   1,090,746       0.0%
#*  Foosung Co., Ltd.                                            431,979   3,778,134       0.1%
    Fursys, Inc.                                                  15,442     445,197       0.0%
#*  G-SMATT GLOBAL Co., Ltd.                                     127,846   1,372,452       0.0%
#   Gabia, Inc.                                                   56,369     394,224       0.0%
#   Galaxia Communications Co., Ltd.(B1Z2V60)                     90,457     374,105       0.0%
    Galaxia Communications co., Ltd.()                            11,884       7,566       0.0%
#*  Gamevil, Inc.                                                 45,326   2,530,674       0.1%
    Gaon Cable Co., Ltd.                                          23,823     601,485       0.0%
#*  Genic Co., Ltd.                                               42,514     763,276       0.0%
#*  Genie Music Corp.                                            218,948   1,048,421       0.0%
#   Geumhwa PSC Co., Ltd.                                          6,153     210,324       0.0%
#*  Gigalane Co., Ltd.                                           240,818     700,726       0.0%
    GIIR, Inc.                                                    22,387     179,952       0.0%
*   Global Display Co., Ltd.                                      36,299      40,104       0.0%
    Global Standard Technology Co., Ltd.                          11,274      99,174       0.0%
#   GMB Korea Corp.                                               79,071     595,546       0.0%
#*  GMP Co., Ltd.                                                 62,450     427,934       0.0%
#*  GNCO Co., Ltd.                                               682,448   1,844,538       0.0%
    Golfzon Co., Ltd.                                             26,580   1,110,915       0.0%
#   Golfzon Newdin Holdings Co., Ltd.                            213,783   1,104,847       0.0%
#*  Good People Co., Ltd.                                        142,207     945,777       0.0%
    Grand Korea Leisure Co., Ltd.                                107,130   2,723,767       0.1%
    Green Cross Holdings Corp.                                     6,856     244,046       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   GS Global Corp.                                                415,668 $1,541,873       0.0%
    GS Home Shopping, Inc.                                          26,507  4,302,389       0.1%
#   Gwangju Shinsegae Co., Ltd.                                      3,686    787,210       0.0%
#*  GY Commerce Co., Ltd.                                          149,142    665,108       0.0%
#   HAESUNG DS Co., Ltd.                                            76,086  1,245,231       0.0%
#   Haesung Industrial Co., Ltd.                                    25,164    375,893       0.0%
#*  Haesung Optics Co., Ltd.                                        60,772    198,240       0.0%
    Haimarrow Food Service Co., ltd.                                95,747    228,024       0.0%
    Haitai Confectionery & Foods Co., Ltd.                          58,817    866,856       0.0%
#   Halla Corp.                                                    151,009  1,143,576       0.0%
#   Halla Holdings Corp.                                            90,239  4,320,636       0.1%
#*  Han Chang Corp.                                                 60,815    159,228       0.0%
#   Han Kuk Carbon Co., Ltd.                                       265,268  1,482,112       0.0%
#*  Hana Micron, Inc.                                              152,743    720,360       0.0%
#   Hana Tour Service, Inc.                                         79,962  8,835,527       0.1%
#   Hancom MDS, Inc.                                                52,411    850,131       0.0%
    Hancom, Inc.                                                   152,021  2,243,274       0.1%
#   Handok, Inc.                                                    46,806  1,429,110       0.0%
#   Handsome Co., Ltd.                                             153,029  4,749,966       0.1%
    Hanil Cement Co., Ltd.                                          28,711  4,458,913       0.1%
#*  Hanil Vacuum Co., Ltd.                                         342,141    767,759       0.0%
*   Hanjin Heavy Industries & Construction Co., Ltd.               712,169  2,242,751       0.1%
#*  Hanjin Heavy Industries & Construction Holdings Co., Ltd.       87,816    323,389       0.0%
#   Hanjin Kal Corp.                                               415,081  9,442,515       0.1%
    Hanjin Transportation Co., Ltd.                                 86,910  2,088,813       0.0%
#*  Hankook Cosmetics Co., Ltd.                                     77,549  1,301,410       0.0%
#   Hankook Cosmetics Manufacturing Co., Ltd.                       15,080    692,378       0.0%
    Hankook Shell Oil Co., Ltd.                                      5,352  1,668,885       0.0%
*   Hankook Technology, Inc.                                        57,234     93,533       0.0%
    Hankuk Glass Industries, Inc.                                    9,314    350,578       0.0%
    Hankuk Paper Manufacturing Co., Ltd.                            23,476    523,835       0.0%
#   Hankuk Steel Wire Co., Ltd.                                     58,735    206,855       0.0%
#   Hanla IMS Co., Ltd.                                             43,244    318,654       0.0%
#   Hanmi Semiconductor Co., Ltd.                                  230,587  2,252,538       0.1%
#   HanmiGlobal Co., Ltd.                                           65,410    628,225       0.0%
#   Hans Biomed Corp.                                               62,852  1,744,271       0.0%
#   Hansae Co., Ltd.                                               179,726  3,791,265       0.1%
#   Hansae MK Co., Ltd.                                             44,029    407,834       0.0%
    Hansae Yes24 Holdings Co., Ltd.                                 96,969  1,002,649       0.0%
#   Hanshin Construction                                            60,839  1,318,922       0.0%
#   Hanshin Machinery Co.                                          226,979    739,003       0.0%
#   Hansol Chemical Co., Ltd.                                       76,789  5,059,351       0.1%
    Hansol Holdings Co., Ltd.                                      389,445  1,918,593       0.0%
#   Hansol HomeDeco Co., Ltd.                                      664,337  1,055,653       0.0%
    Hansol Paper Co., Ltd.                                         145,379  2,333,220       0.1%
#*  Hansol SeenTec Co., Ltd.                                       318,065    375,902       0.0%
*   Hansol Technics Co., Ltd.                                      166,414  1,887,212       0.0%
#*  Hanwha Aerospace Co., Ltd.                                      52,111  1,168,136       0.0%
#*  Hanwha Galleria Timeworld Co., Ltd.                             17,255    837,486       0.0%
    Hanwha General Insurance Co., Ltd.                             440,168  3,077,712       0.1%
#*  Hanwha Investment & Securities Co., Ltd.                     1,037,505  3,106,897       0.1%
#   Hanyang Eng Co., Ltd.                                           80,741  1,060,056       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Hanyang Securities Co., Ltd.                                    41,592 $  303,834       0.0%
#*  Harim Co., Ltd.                                                428,356  1,540,218       0.0%
    Harim Holdings Co., Ltd.                                       300,775  1,129,110       0.0%
#   HB Technology Co., Ltd.                                        451,483  1,160,339       0.0%
#   HDC I-Controls Co., Ltd.                                        43,044    586,669       0.0%
#*  HDPRO Co., Ltd.                                                 61,590    231,705       0.0%
#*  Heung-A Shipping Co., Ltd.                                   1,444,950  1,126,915       0.0%
#*  Heungkuk Fire & Marine Insurance Co., Ltd.                     307,381  1,642,322       0.0%
#   High Tech Pharm Co., Ltd.                                       23,615    283,196       0.0%
    Hite Jinro Co., Ltd.                                             8,453    171,966       0.0%
    Hitejinro Holdings Co., Ltd.                                    72,185    638,369       0.0%
#*  HizeAero Co., Ltd.                                               9,927     65,376       0.0%
    HMC Investment Securities Co., Ltd.                            155,856  1,713,009       0.0%
#   Home Center Holdings Co., Ltd.                                 534,946  1,131,581       0.0%
#*  Homecast Co., Ltd.                                             232,691  2,078,114       0.0%
#   HS Industries Co., Ltd.                                        331,416  2,642,400       0.1%
#   HS R&A Co., Ltd.                                               262,709    548,173       0.0%
#*  Huayi Brothers Korea Co., Ltd.                                  77,945    311,127       0.0%
    Huchems Fine Chemical Corp.                                    207,472  5,150,721       0.1%
*   Humax Co., Ltd.                                                155,122  1,180,639       0.0%
    Humedix Co., Ltd.                                               47,028  1,740,000       0.0%
#*  Huneed Technologies                                             87,618    905,919       0.0%
    Huons Co., Ltd.                                                 36,938  4,189,731       0.1%
#   Huons Global Co., Ltd.                                          43,499  2,894,192       0.1%
#   Husteel Co., Ltd.                                               20,207    287,786       0.0%
    Huvis Corp.                                                    124,216  1,560,859       0.0%
#   Huvitz Co., Ltd.                                                86,724    972,925       0.0%
#   Hwa Shin Co., Ltd.                                             153,608    541,610       0.0%
    Hwacheon Machine Tool Co., Ltd.                                  6,481    341,172       0.0%
#   Hwail Pharm Co., Ltd.                                           74,710    538,916       0.0%
#*  Hwajin Co., Ltd.                                               136,667    439,170       0.0%
#   Hwangkum Steel & Technology Co., Ltd.                           78,961    901,549       0.0%
    HwaSung Industrial Co., Ltd.                                    79,316  1,221,696       0.0%
#   Hy-Lok Corp.                                                    76,315  1,965,315       0.0%
#   Hyosung ONB Co., Ltd.                                           15,415    171,926       0.0%
#   HyosungITX Co., Ltd.                                            29,128    337,141       0.0%
    Hyundai BNG Steel Co., Ltd.                                     92,077  1,111,517       0.0%
#*  Hyundai Cement Co.                                              22,245    544,300       0.0%
#   Hyundai Corp Holdings, Inc.                                     45,036    613,090       0.0%
    Hyundai Corp.                                                   68,663  1,434,681       0.0%
#   Hyundai Elevator Co., Ltd.                                      91,581  8,847,954       0.1%
    Hyundai Engineering Plastics Co., Ltd.                         161,066  1,016,018       0.0%
    Hyundai Greenfood Co., Ltd.                                    251,306  3,609,182       0.1%
    Hyundai Home Shopping Network Corp.                             35,887  3,633,746       0.1%
    Hyundai Hy Communications & Networks Co., Ltd.                 332,548  1,353,763       0.0%
*   Hyundai Information Technology Co., Ltd.                        20,856     61,003       0.0%
#   Hyundai Livart Furniture Co., Ltd.                             120,416  2,724,058       0.1%
#*  Hyundai Merchant Marine Co., Ltd.                            1,115,504  6,288,912       0.1%
#   Hyundai Pharmaceutical Co., Ltd.                               191,697  1,081,992       0.0%
#*  Hyundai Rotem Co., Ltd.                                        180,784  4,508,790       0.1%
#   Hyundai Telecommunication Co., Ltd.                             26,501    288,784       0.0%
#   HyVision System, Inc.                                           99,434  1,854,025       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  I&C Technology Co., Ltd.                                      60,475 $  286,264       0.0%
#*  i-Components Co., Ltd.                                        43,399    229,791       0.0%
    i-SENS, Inc.                                                  98,612  2,583,681       0.1%
#   I3System, Inc.                                                34,950    727,499       0.0%
#*  iA, Inc.                                                     211,507    691,379       0.0%
#   ICD Co., Ltd.                                                110,626  1,008,175       0.0%
*   ICK Co., Ltd.                                                 90,280    147,199       0.0%
#*  IHQ, Inc.                                                    535,723  1,065,079       0.0%
#   IL Dong Pharmaceutical Co., Ltd.                              56,461  1,307,388       0.0%
#   IlDong Holdings Co., Ltd.                                     33,200    464,316       0.0%
#   Ilji Technology Co., Ltd.                                     10,190     37,156       0.0%
#   Iljin Diamond Co., Ltd.                                       39,011    818,123       0.0%
#   Iljin Display Co., Ltd.                                      132,591    666,826       0.0%
#   Iljin Electric Co., Ltd.                                     135,159    775,509       0.0%
#*  Iljin Holdings Co., Ltd.                                     203,422    996,578       0.0%
#   Iljin Materials Co., Ltd.                                    139,448  4,322,045       0.1%
#   Ilshin Spinning Co., Ltd.                                     11,815  1,159,679       0.0%
#*  Ilshin Stone Co., Ltd.                                       361,869  1,004,379       0.0%
#*  ilShinbiobase Co,Ltd.                                        238,817    591,281       0.0%
#   Ilsung Pharmaceuticals Co., Ltd.                               4,076    437,969       0.0%
*   Ilyang Pharmaceutical Co., Ltd.                               70,011  2,673,079       0.1%
#*  IM Co., Ltd.                                                 191,725    513,730       0.0%
    iMarketKorea, Inc.                                           170,219  1,439,329       0.0%
    InBody Co., Ltd.                                              93,707  3,757,236       0.1%
#*  INCON Co., Ltd.                                               82,490  1,029,818       0.0%
#*  Incross Co., Ltd.                                             19,098    498,535       0.0%
#*  Infinitt Healthcare Co., Ltd.                                124,252  1,010,377       0.0%
    InfoBank Corp.                                                 4,325     31,756       0.0%
#*  Infraware, Inc.                                              184,486    370,734       0.0%
#   INITECH Co., Ltd.                                             67,933    549,611       0.0%
#*  InkTec Co., Ltd.                                              12,678     54,961       0.0%
#   Innocean Worldwide, Inc.                                      55,829  3,461,267       0.1%
#*  InnoWireless, Inc.                                            21,995    363,555       0.0%
#*  Innox Advanced Materials Co., Ltd.                            46,014  2,885,007       0.1%
*   Innox Corp.                                                    3,016     28,942       0.0%
#*  Insun ENT Co., Ltd.                                          266,481  1,978,051       0.0%
#*  Insung Information Co., Ltd.                                  84,518    362,660       0.0%
#   Intelligent Digital Integrated Security Co., Ltd.             33,909    226,723       0.0%
#*  Interflex Co., Ltd.                                           78,782  1,400,830       0.0%
    Intergis Co., Ltd.                                            11,220     39,024       0.0%
#   Interojo Co., Ltd.                                            64,732  2,143,271       0.0%
#   Interpark Corp.                                              108,768    894,555       0.0%
    Interpark Holdings Corp.                                     396,877  1,299,519       0.0%
    INTOPS Co., Ltd.                                             116,641  1,006,770       0.0%
#   INVENIA Co., Ltd.                                            110,992    419,969       0.0%
#   Inzi Controls Co., Ltd.                                       69,983    474,438       0.0%
#   INZI Display Co., Ltd.                                        32,254     52,520       0.0%
#*  Iones Co., Ltd.                                               69,542    890,930       0.0%
    IS Dongseo Co., Ltd.                                         111,985  3,414,372       0.1%
#   ISC Co., Ltd.                                                 74,346  1,069,075       0.0%
    ISU Chemical Co., Ltd.                                        96,249  1,191,910       0.0%
#   IsuPetasys Co., Ltd.                                         234,729    901,720       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   It's Hanbul Co., Ltd.                                           49,259 $2,732,014       0.1%
#   J.ESTINA Co., Ltd.                                             101,245    964,306       0.0%
#   Jahwa Electronics Co., Ltd.                                     95,508  1,511,902       0.0%
#   JASTECH, Ltd.                                                   69,839    852,641       0.0%
#*  Jayjun Cosmetic Co., Ltd.                                      181,470  4,340,610       0.1%
    JB Financial Group Co., Ltd.                                 1,158,388  6,634,563       0.1%
#   JC Hyun System, Inc.                                            93,701    679,258       0.0%
*   Jcontentree Corp.                                              291,540  1,990,437       0.0%
#   Jeil Pharma Holdings, Inc.                                      16,398    464,048       0.0%
    Jeil Pharmaceutical Co., Ltd.                                    5,220    196,288       0.0%
    Jeju Air Co., Ltd.                                              58,366  2,653,888       0.1%
#*  Jeju Semiconductor Corp.                                       134,291    685,584       0.0%
#*  Jeongsan Aikang Co., Ltd.                                      237,589    698,414       0.0%
    Jinro Distillers Co., Ltd.                                      15,561    457,570       0.0%
#   Jinsung T.E.C.                                                  93,414    987,618       0.0%
#   JLS Co., Ltd.                                                   62,953    435,484       0.0%
*   Joymax Co., Ltd.                                                10,140    176,488       0.0%
#   JS Corp.                                                        32,047    444,570       0.0%
#   Jusung Engineering Co., Ltd.                                   315,545  3,003,867       0.1%
#   JVM Co., Ltd.                                                   30,590  1,364,125       0.0%
#   JW Holdings Corp.                                              265,962  2,142,538       0.0%
    JW Life Science Corp.                                           37,540    915,127       0.0%
#   JW Pharmaceutical Corp.                                         70,819  2,739,325       0.1%
#*  JYP Entertainment Corp.                                        211,588  4,216,956       0.1%
#*  Kanglim Co., Ltd.                                              227,330    855,606       0.0%
#   Kangnam Jevisco Co., Ltd.                                       29,571    896,351       0.0%
#   KAON Media Co., Ltd.                                           111,714  1,020,982       0.0%
*   KB Metal Co., Ltd.                                               4,711     12,119       0.0%
    KC Co., Ltd.                                                    65,150  1,243,520       0.0%
    KC Cottrell Co., Ltd.                                           15,012     81,861       0.0%
#   KC Green Holdings Co., Ltd.                                    122,562    630,500       0.0%
#   KC Tech Co., Ltd.                                               95,361  1,879,534       0.0%
#   KCC Engineering & Construction Co., Ltd.                        62,491    560,190       0.0%
    KCI, Ltd.                                                       12,732     96,577       0.0%
#*  KD Construction Co., Ltd.                                    2,642,950    394,733       0.0%
    KEC Corp.                                                      598,573    731,096       0.0%
#   KEPCO Engineering & Construction Co., Inc.                     111,799  3,844,922       0.1%
#   Keyang Electric Machinery Co., Ltd.                            205,292    928,125       0.0%
#*  KEYEAST Co., Ltd.                                              466,462  1,168,012       0.0%
#   KG Chemical Corp.                                               68,855  1,818,210       0.0%
#   KG Eco Technology Service Co., Ltd.                            281,477  1,178,880       0.0%
    Kginicis Co., Ltd.                                             136,223  2,961,743       0.1%
#   KGMobilians Co., Ltd.                                          138,520  1,198,902       0.0%
#*  KH Vatec Co., Ltd.                                             135,110  1,473,646       0.0%
    KISCO Corp.                                                     37,570  1,347,250       0.0%
#   KISCO Holdings Co., Ltd.                                        10,719    713,563       0.0%
#   Kishin Corp.                                                    49,420    208,435       0.0%
    KISWIRE, Ltd.                                                   56,369  1,545,842       0.0%
#*  Kiwi Media Group Co., Ltd.                                   1,304,498    745,055       0.0%
#   KL-Net Corp.                                                   122,853    559,843       0.0%
#*  KleanNara Co., Ltd.                                            154,710    600,935       0.0%
*   KMH Co., Ltd.                                                  123,798    958,519       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  KMH Hitech Co., Ltd.                                           147,148 $  141,156       0.0%
#*  KMW Co., Ltd.                                                   48,956  1,142,347       0.0%
#   Kocom Co., Ltd.                                                 59,560    438,720       0.0%
#   Kodaco Co., Ltd.                                               278,877    796,866       0.0%
*   KODI-M Co., Ltd.                                               243,904    433,891       0.0%
    Koentec Co., Ltd.                                               46,777    242,481       0.0%
    Koh Young Technology, Inc.                                      87,881  8,345,095       0.1%
    Kolmar BNH Co., Ltd.                                            61,048  1,763,054       0.0%
    Kolon Corp.                                                     56,224  2,716,377       0.1%
#   Kolon Global Corp.                                              46,405    500,179       0.0%
*   Kolon Life Science, Inc.                                        42,301  3,124,173       0.1%
    Kolon Plastic, Inc.                                            122,692    888,013       0.0%
#   Komelon Corp.                                                   39,167    320,067       0.0%
#*  KONA I Co., Ltd.                                               116,957  1,102,478       0.0%
#   Kook Soon Dang Brewery Co., Ltd.                               102,707    580,390       0.0%
#   Kopla Co., Ltd.                                                117,693    444,709       0.0%
    Korea Airport Service Co., Ltd.                                  1,112     47,019       0.0%
#   Korea Alcohol Industrial Co., Ltd.                             112,755  1,028,562       0.0%
#   Korea Asset In Trust Co., Ltd.                                 250,261  1,447,190       0.0%
#   Korea Autoglass Corp.                                           70,686  1,106,650       0.0%
#   Korea Cast Iron Pipe Industries Co., Ltd.                       75,632  1,001,118       0.0%
#*  Korea Circuit Co., Ltd.                                         98,725    779,068       0.0%
    Korea District Heating Corp.                                    26,322  1,980,920       0.0%
    Korea Electric Terminal Co., Ltd.                               47,596  2,253,919       0.1%
#   Korea Electronic Certification Authority, Inc.                 134,221    872,067       0.0%
#   Korea Electronic Power Industrial Development Co., Ltd.         74,881    288,769       0.0%
    Korea Export Packaging Industrial Co., Ltd.                      5,621    134,172       0.0%
*   Korea Flange Co., Ltd.                                          20,776    213,975       0.0%
#   Korea Fuel-Tech Corp.                                           79,102    202,690       0.0%
#   Korea Industrial Co., Ltd.                                      95,471    323,490       0.0%
#*  Korea Information & Communications Co, Ltd.                    117,495  1,404,225       0.0%
#   Korea Information Certificate Authority, Inc.                  150,707    775,983       0.0%
    Korea Kolmar Holdings Co., Ltd.                                 57,270  3,052,689       0.1%
#*  Korea Line Corp.                                               121,541  3,235,149       0.1%
#*  Korea Materials & Analysis Corp.                                41,315    508,059       0.0%
    Korea Real Estate Investment & Trust Co., Ltd.               1,030,820  2,959,204       0.1%
#   Korea United Pharm, Inc.                                        88,713  2,341,177       0.1%
    Korean Reinsurance Co.                                         485,702  5,351,256       0.1%
    Kortek Corp.                                                    89,452  1,389,804       0.0%
#*  KPM Tech Co., Ltd.                                              25,287     55,749       0.0%
#   KPX Chemical Co., Ltd.                                          17,179    964,680       0.0%
#*  KR Motors Co., Ltd.                                             37,711     23,468       0.0%
#*  KSCB Co., Ltd.                                                 159,002    580,211       0.0%
#   Ksign Co., Ltd.                                                353,174    621,397       0.0%
#   KSS LINE, Ltd.                                                 114,094    897,320       0.0%
*   KT Hitel Co., Ltd.                                             107,174    583,910       0.0%
    KT Skylife Co., Ltd.                                           191,759  2,235,627       0.1%
#   KT Submarine Co., Ltd.                                         129,898    634,533       0.0%
#*  KTB Investment & Securities Co., Ltd.                          443,890  2,715,331       0.1%
#   KTCS Corp.                                                     260,233    566,306       0.0%
    Ktis Corp.                                                     217,997    587,430       0.0%
#*  Kuk Il Paper Manufacturing Co., Ltd.                           596,864    466,438       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Kuk Young G&M                                                186,943 $  269,068       0.0%
#   Kukbo Design Co., Ltd.                                        30,314    598,686       0.0%
    Kukdo Chemical Co., Ltd.                                      31,215  2,019,449       0.0%
*   Kukdong Corp.                                                  2,138      8,909       0.0%
#   Kukdong Oil & Chemicals Co., Ltd.                             89,179    307,953       0.0%
#*  Kum Yang Co., Ltd. .                                         101,497    218,968       0.0%
#*  Kumho Electric Co., Ltd.                                      19,049    145,055       0.0%
    Kumho Industrial Co., Ltd.                                   199,815  2,458,291       0.1%
#*  Kumho Tire Co., Inc.                                         951,984  5,486,115       0.1%
#   Kumkang Kind Co., Ltd.                                        21,211    659,394       0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                          313,294  2,690,012       0.1%
#*  Kwang Myung Electric Co., Ltd.                               378,243  1,580,667       0.0%
    Kwangju Bank Co., Ltd.                                       228,418  2,385,682       0.1%
#*  Kyeryong Construction Industrial Co., Ltd.                    26,466    476,073       0.0%
    Kyobo Securities Co., Ltd.                                   192,176  1,855,093       0.0%
#   Kyongbo Pharmaceutical Co., Ltd.                              95,168  1,249,132       0.0%
#   Kyung Dong Navien Co., Ltd.                                   51,000  2,829,172       0.1%
#*  Kyung Nam Pharm Co., Ltd.                                     62,169  1,001,177       0.0%
#   Kyung-In Synthetic Corp.                                     254,644  1,361,821       0.0%
#   Kyungbang, Ltd.                                               87,364  1,218,054       0.0%
#   Kyungchang Industrial Co., Ltd.                               87,499    275,768       0.0%
    KyungDong City Gas Co., Ltd.                                  23,254    876,227       0.0%
#   KyungDong Invest Co., Ltd.                                     9,266    375,531       0.0%
    Kyungdong Pharm Co., Ltd.                                     62,602  1,462,403       0.0%
#   L&F Co., Ltd.                                                108,005  3,829,286       0.1%
#*  L&K Biomed Co., Ltd.                                          20,600    202,105       0.0%
#*  LabGenomics Co., Ltd.                                         43,191    442,407       0.0%
#*  LB Semicon, Inc.                                             266,066    600,917       0.0%
#   LEADCORP, Inc. (The)                                         150,125    923,587       0.0%
#*  Leaders Cosmetics Co., Ltd.                                  101,387  2,141,089       0.0%
    Lee Ku Industrial Co., Ltd.                                  223,689    516,614       0.0%
    LEENO Industrial, Inc.                                        79,506  4,247,094       0.1%
#*  Leenos Corp.                                                 218,914    741,123       0.0%
    LF Corp.                                                     177,753  4,674,537       0.1%
    LG Hausys, Ltd.                                               58,549  4,450,400       0.1%
    LG International Corp.                                       267,838  6,600,661       0.1%
#   LIG Nex1 Co., Ltd.                                           111,234  4,103,165       0.1%
#   Lion Chemtech Co., Ltd.                                       57,397    684,923       0.0%
#*  Liveplex Co., Ltd.                                           686,550    846,397       0.0%
#   LMS Co., Ltd.                                                 53,714    394,881       0.0%
    Lock & Lock Co., Ltd.                                        160,625  3,534,077       0.1%
#*  LONGTU KOREA, Inc.                                            93,923    540,704       0.0%
#   LOT Vacuum Co., Ltd.                                          71,129    873,969       0.0%
    Lotte Chilsung Beverage Co., Ltd.                                197    298,610       0.0%
    LOTTE Fine Chemical Co., Ltd.                                 59,749  3,804,401       0.1%
    Lotte Food Co., Ltd.                                           1,183    823,288       0.0%
    LOTTE Himart Co., Ltd.                                        34,813  2,419,004       0.1%
#   Lotte Non-Life Insurance Co., Ltd.                           650,312  1,874,224       0.0%
#*  Lotte Tour Development Co., Ltd.                              46,545    926,015       0.0%
    LS Cable & System Asia, Ltd.                                  78,837    519,255       0.0%
*   Lumens Co., Ltd.                                             376,967  1,401,759       0.0%
#   Lutronic Corp.                                               112,227  1,854,930       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
    LVMC Holdings                                                  211,135 $  992,586       0.0%
#*  Macrogen, Inc.                                                  76,933  3,141,479       0.1%
#   Maeil Holdings Co., Ltd.                                        79,034  1,185,057       0.0%
#*  Majestar Co., Ltd.                                             253,982    263,066       0.0%
*   Maniker Co., Ltd.                                               42,141     32,640       0.0%
#   Mcnex Co., Ltd.                                                 51,891    827,720       0.0%
#*  ME2ON Co., Ltd.                                                155,056  1,226,888       0.0%
#   Mediana Co., Ltd.                                               39,351    387,206       0.0%
#   Meerecompany, Inc.                                              25,470  3,439,076       0.1%
#   MegaStudy Co., Ltd.                                             21,522    740,604       0.0%
#   MegaStudyEdu Co., Ltd.                                           6,070    747,322       0.0%
#*  Melfas, Inc.                                                   166,086    610,739       0.0%
#   META BIOMED Co., Ltd.                                          157,118    769,181       0.0%
#*  Mgame Corp.                                                    136,770    585,707       0.0%
#*  MGENPLUS Co., Ltd.                                             101,778  1,490,728       0.0%
#   Mi Chang Oil Industrial Co., Ltd.                                6,207    463,037       0.0%
#*  MiCo, Ltd.                                                     235,572  1,054,280       0.0%
*   Microfriend, Inc.                                               45,677    343,834       0.0%
*   Midong & Cinema Co., Ltd.                                       11,719     48,213       0.0%
    Minwise Co., Ltd.                                               72,098  1,623,166       0.0%
    Mirae Asset Life Insurance Co., Ltd.                           720,495  3,674,929       0.1%
#*  Mirae Corp.                                                  4,197,122    876,343       0.0%
#*  MiraeSCI Co., Ltd.                                              74,501    473,994       0.0%
#   Miwon Chemicals Co., Ltd.                                        3,853    201,333       0.0%
*   Miwon Commercial Co., Ltd.                                         716    156,859       0.0%
*   Miwon Holdings Co., Ltd.                                         3,706    153,575       0.0%
#   Miwon Specialty Chemical Co., Ltd.                              13,060    721,272       0.0%
#   MK Electron Co., Ltd.                                          135,468  1,256,223       0.0%
#*  MNTech Co., Ltd.                                               154,760    600,610       0.0%
#   Mobase Co., Ltd.                                               130,616    567,294       0.0%
#*  Moda, Inc.                                                      65,986    486,222       0.0%
#*  Moda-InnoChips Co., Ltd.                                        14,702    132,050       0.0%
    Modetour Network, Inc.                                         132,911  4,595,224       0.1%
#   Monalisa Co., Ltd.                                             108,874    499,911       0.0%
#   MonAmi Co., Ltd.                                               112,097    361,232       0.0%
#   Moorim P&P Co., Ltd.                                           196,736  1,202,679       0.0%
#   Moorim Paper Co., Ltd.                                         149,278    463,270       0.0%
#   Motonic Corp.                                                   88,699    850,604       0.0%
#*  MPK Group, Inc.                                                151,072     69,751       0.0%
#   MS Autotech Co., Ltd.                                          143,953    409,487       0.0%
    Muhak Co., Ltd.                                                122,263  1,935,226       0.0%
#   Multicampus Co, Ltd.                                            18,718    568,619       0.0%
#   Myungmoon Pharm Co., Ltd.                                      169,439  1,299,023       0.0%
#   Namhae Chemical Corp.                                          211,659  3,589,455       0.1%
#*  Namsun Aluminum Co., Ltd.                                      677,470    745,933       0.0%
#*  Namuga Co., Ltd.                                                 9,406    184,849       0.0%
    Namyang Dairy Products Co., Ltd.                                 2,928  1,856,259       0.0%
*   NanoenTek, Inc.                                                 25,769    147,375       0.0%
#*  Nanomedics Co., Ltd.                                            34,383    600,676       0.0%
#   Nasmedia Co., Ltd.                                              29,359  1,927,919       0.0%
#*  Nature & Environment Co., Ltd.                                 116,892    284,398       0.0%
#   NeoPharm Co., Ltd.                                              38,474  2,115,499       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Neowiz                                                       136,646 $2,217,603       0.0%
#*  Neowiz Holdings Corp.                                         42,417    571,138       0.0%
#   NEPES Corp.                                                  158,873  1,283,505       0.0%
#*  Neuros Co., Ltd.                                             104,581    794,982       0.0%
#   New Power Plasma Co., Ltd.                                    31,538    776,783       0.0%
#   Nexen Corp.                                                  257,315  1,730,059       0.0%
    Nexen Tire Corp.                                             264,279  2,978,485       0.1%
#*  Nexon GT Co., Ltd.                                           122,123  1,276,389       0.0%
#*  Next Entertainment World Co., Ltd.                           119,100    928,675       0.0%
#   NextEye Co., Ltd.                                            135,087    498,674       0.0%
#   Nexturn Co., Ltd.                                             56,906    674,955       0.0%
*   NHN BUGS Corp.                                                55,774    437,204       0.0%
#*  NHN Entertainment Corp.                                      107,792  6,178,828       0.1%
#*  NHN KCP Corp.                                                102,773  1,433,552       0.0%
    NI Steel Co., Ltd.                                             6,100     20,338       0.0%
    NICE Holdings Co., Ltd.                                      131,395  2,439,986       0.1%
    Nice Information & Telecommunication, Inc.                    47,343  1,119,018       0.0%
    NICE Information Service Co., Ltd.                           272,052  2,518,442       0.1%
#   NICE Total Cash Management Co., Ltd.                         178,566  2,157,260       0.0%
#*  NK Co., Ltd.                                                 525,544  1,108,031       0.0%
#   Nong Shim Holdings Co., Ltd.                                  14,750  1,467,076       0.0%
#   Nong Woo Bio Co., Ltd.                                        68,663  1,221,309       0.0%
#   Noroo Holdings Co., Ltd.                                      15,804    236,229       0.0%
#   NOROO Paint & Coatings Co., Ltd.                              81,625    677,115       0.0%
    NPC                                                           66,771    338,671       0.0%
    NS Shopping Co., Ltd.                                        145,658  1,905,260       0.0%
*   NSN Co., Ltd.                                                 21,387     59,572       0.0%
#*  nTels Co., Ltd.                                               20,243    238,676       0.0%
#*  Nuri Telecom Co., Ltd.                                        57,184    498,092       0.0%
#*  NUTRIBIOTECH Co., Ltd.                                        87,742  2,274,878       0.1%
#*  NUVOTEC Co., Ltd.                                            153,125    245,877       0.0%
#*  Omnisystem Co., Ltd.                                         306,179    807,017       0.0%
#   Openbase, Inc.                                               221,380    678,329       0.0%
#   Opto Device Technology Co., Ltd.                              83,155    625,321       0.0%
#   OptoElectronics Solutions Co., Ltd.                           10,853    112,429       0.0%
#*  OPTRON-TEC, Inc.                                             145,768    835,623       0.0%
#*  Orbitech Co., Ltd.                                           159,009  1,304,248       0.0%
#*  Orientbio, Inc.                                              750,819    755,172       0.0%
    Orion Holdings Corp.                                          50,717  1,158,312       0.0%
#*  OSANGJAIEL Co., Ltd.                                          77,591    778,735       0.0%
*   Osstem Implant Co., Ltd.                                      90,651  4,646,548       0.1%
    Osung Advanced Materials Co., Ltd.()                          78,117     57,415       0.0%
#*  Osung Advanced Materials Co., Ltd.(6383404)                  143,768    433,536       0.0%
#   Paik Kwang Industrial Co., Ltd.                              100,733    321,697       0.0%
#*  Pan-Pacific Co., Ltd.                                        235,398    731,377       0.0%
#   Pang Rim Co., Ltd.                                            10,174    194,156       0.0%
#*  PaperCorea, Inc.                                             299,792    419,881       0.0%
#   Paradise Co., Ltd.                                           396,551  8,605,924       0.1%
    Partron Co., Ltd.                                            393,810  3,083,847       0.1%
#*  Paru Co., Ltd.                                               240,818    822,994       0.0%
#*  PATI Games Corp.                                              37,610    373,265       0.0%
#*  Paxnet Co., Ltd.                                              46,757    381,710       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  People & Technologies, Inc.                                   52,901 $  651,288       0.0%
#   Pharma Research Products Co., Ltd.                            41,159  1,880,907       0.0%
#*  Phoenix Materials Co., Ltd.                                  340,119    386,024       0.0%
#   Pixelplus Co., Ltd.                                           29,482    241,633       0.0%
#*  PNE Solution Co., Ltd.                                        86,108  1,258,508       0.0%
#*  Pobis TNC Co., Ltd.                                          261,932    360,165       0.0%
    Poongsan Corp.                                               186,949  6,631,111       0.1%
    Poongsan Holdings Corp.                                       34,674  1,571,202       0.0%
    POSCO Coated & Color Steel Co., Ltd.                          20,770    525,141       0.0%
#   Posco ICT Co., Ltd.                                          427,451  2,784,921       0.1%
#   Posco M-Tech Co., Ltd.                                       153,695    865,404       0.0%
*   Power Logics Co., Ltd.                                       232,551  1,000,118       0.0%
#*  Prostemics Co., Ltd.                                          21,701    206,248       0.0%
#   Protec Co., Ltd.                                              45,127    802,700       0.0%
#   PS TEC Co., Ltd.                                             105,727    597,001       0.0%
    PSK, Inc.                                                    121,588  2,608,970       0.1%
#   Pulmuone Co., Ltd.                                             8,052  1,124,361       0.0%
#   Pungkuk Alcohol Industry Co., Ltd.                            20,749    229,708       0.0%
#   Pyeong Hwa Automotive Co., Ltd.                              109,829  1,072,729       0.0%
#*  RaonSecure Co., Ltd.                                         215,355    743,878       0.0%
    Rayence Co., Ltd.                                             14,186    253,632       0.0%
#*  Redrover Co., Ltd.                                           314,062  1,006,875       0.0%
#   Reyon Pharmaceutical Co., Ltd.                                56,716  1,316,926       0.0%
    RFHIC Corp.                                                   15,072    285,940       0.0%
#   RFTech Co., Ltd.                                             166,961    754,483       0.0%
#   Robostar Co., Ltd.                                            51,380    973,339       0.0%
#   Rorze Systems Corp.                                           64,507    254,324       0.0%
#   S Net Systems, Inc.                                          102,884    518,081       0.0%
#   S&S Tech Corp.                                               132,790    552,939       0.0%
#*  S&T Corp.                                                     15,383    212,295       0.0%
#*  S&T Dynamics Co., Ltd.                                       188,584  1,291,526       0.0%
    S&T Holdings Co., Ltd.                                        67,890    833,098       0.0%
#   S&T Motiv Co., Ltd.                                           91,766  2,810,346       0.1%
#*  S-Connect Co., Ltd.                                          422,477    991,449       0.0%
#   S-Energy Co., Ltd.                                            89,497    659,100       0.0%
#*  S-MAC Co., Ltd.                                              928,392  2,121,574       0.0%
#*  S.Y. Panel Co., Ltd.                                         119,490  1,097,517       0.0%
    Sajo Industries Co., Ltd.                                     25,607  1,690,064       0.0%
*   Sajodongaone Co., Ltd.                                       256,108    390,318       0.0%
*   SAJOHAEPYO Corp.                                                 574      5,735       0.0%
#   Sam Chun Dang Pharm Co., Ltd.                                128,414  5,534,498       0.1%
#*  SAM KANG M&T Co., Ltd.                                        75,787    464,312       0.0%
    Sam Young Electronics Co., Ltd.                               95,284  1,076,632       0.0%
#   Sam Yung Trading Co., Ltd.                                    82,857  1,355,149       0.0%
#   Sam-A Pharm Co., Ltd.                                          4,439     94,213       0.0%
#   Sambo Motors Co., Ltd.                                        55,200    512,644       0.0%
    Samchully Co., Ltd.                                           23,546  2,454,804       0.1%
#   Samchuly Bicycle Co., Ltd.                                    71,468    618,406       0.0%
#   Samho Development Co., Ltd.                                  159,829  1,028,579       0.0%
#*  Samho International Co., Ltd.                                 46,386    700,470       0.0%
#   SAMHWA Paints Industrial Co., Ltd.                            83,835    607,964       0.0%
#   Samick Musical Instruments Co., Ltd.                         555,003  1,311,938       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Samick THK Co., Ltd.                                            84,001 $1,363,033       0.0%
#   Samil Pharmaceutical Co., Ltd.                                  13,515    428,345       0.0%
#   Samji Electronics Co., Ltd.                                    104,626  1,343,283       0.0%
#*  Samjin LND Co., Ltd.                                            98,862    258,137       0.0%
#   Samjin Pharmaceutical Co., Ltd.                                 82,503  3,439,619       0.1%
#   Samkee Automotive Co., Ltd.                                    179,493    562,090       0.0%
#   Samkwang Glass Co., Ltd.                                        26,261  1,063,315       0.0%
    Sammok S-Form Co., Ltd.                                         80,813  1,171,266       0.0%
#   SAMPYO Cement Co., Ltd.                                        226,765  1,184,060       0.0%
    Samsung Climate Control Co., Ltd.                                3,552     39,411       0.0%
#*  Samsung Pharmaceutical Co., Ltd.                               140,759    513,047       0.0%
#   SAMT Co., Ltd.                                                 453,527    840,392       0.0%
#   Samwha Capacitor Co., Ltd.                                      63,837  3,831,976       0.1%
#   Samwha Electric Co., Ltd.                                       26,254    416,722       0.0%
#   Samyang Corp.                                                   27,989  2,331,823       0.1%
#   Samyang Foods Co., Ltd.                                         26,240  2,194,127       0.0%
    Samyang Holdings Corp.                                          33,101  3,426,856       0.1%
#   Samyang Tongsang Co., Ltd.                                      16,412    674,793       0.0%
    Samyoung M-Tek Co., Ltd.                                        10,739     47,409       0.0%
#   Sang-A Frontec Co., Ltd.                                        60,793    893,348       0.0%
#*  Sangbo Corp.                                                   203,435    349,229       0.0%
#*  Sangsangin Co., Ltd.                                           277,671  5,612,984       0.1%
    Sangsin Brake                                                   47,715    316,728       0.0%
    Sangsin Energy Display Precision Co., Ltd.                      43,455    471,424       0.0%
#   SaraminHR Co, Ltd.                                              49,012    983,308       0.0%
#   Satrec Initiative Co., Ltd.                                     23,839    663,072       0.0%
#   SAVEZONE I&C Corp.                                             118,777    491,858       0.0%
#*  SBI Investment Korea Co., Ltd.                                 702,519    873,093       0.0%
*   SBS Contents Hub Co., Ltd.                                      45,751    371,378       0.0%
*   SBS Media Holdings Co., Ltd.                                   408,842  1,128,923       0.0%
*   SBW                                                          1,093,979  1,549,443       0.0%
#*  SDN Co., Ltd.                                                  233,470    416,953       0.0%
    Seah Besteel Corp.                                             119,407  3,009,223       0.1%
    SeAH Holdings Corp.                                              5,096    655,408       0.0%
#   SeAH Steel Corp.                                                28,020  2,438,762       0.1%
#   Sebang Co., Ltd.                                                83,682  1,039,121       0.0%
    Sebang Global Battery Co., Ltd.                                 58,927  1,790,768       0.0%
#   Sebo Manufacturing Engineer Corp.                               50,252    574,803       0.0%
#   Secuve Co., Ltd.                                               165,015    391,925       0.0%
*   Seegene, Inc.                                                   95,742  3,107,212       0.1%
#   Sejong Industrial Co., Ltd.                                     76,315    560,804       0.0%
*   Sejong Telecom, Inc.                                         2,720,131  1,620,933       0.0%
#*  Sejoong Co., Ltd.                                               80,478    208,993       0.0%
#*  Sekonix Co., Ltd.                                               78,901    732,761       0.0%
#*  Selvas AI, Inc.                                                119,025    751,642       0.0%
#   Sempio Foods Co.                                                14,221    496,027       0.0%
#   Semyung Electric Machinery Co., Ltd.                            40,738    405,018       0.0%
#*  Seobu T&D                                                      257,072  2,525,277       0.1%
#   Seohan Co., Ltd.                                               665,350  1,599,163       0.0%
#   Seohee Construction Co., Ltd.                                1,374,142  1,595,482       0.0%
#   Seondo Electric Co., Ltd.                                       91,667    622,724       0.0%
#   Seoul Auction Co., Ltd.                                         95,204    818,299       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Seoul Electronics & Telecom                                    269,734 $  350,720       0.0%
#*  Seoul Food Industrial Co., Ltd.                              2,129,169    481,457       0.0%
#   Seoul Pharma Co., Ltd.                                          56,814    678,704       0.0%
    Seoul Semiconductor Co., Ltd.                                  304,747  5,370,966       0.1%
#*  Seouleaguer Co., Ltd.                                           89,569    360,009       0.0%
#   Seoulin Bioscience Co., Ltd.                                    26,970    338,155       0.0%
#*  Seowon Co., Ltd.                                               169,363    212,308       0.0%
#   SEOWONINTECH Co., Ltd.                                          91,951    595,747       0.0%
#   Seoyon Co., Ltd.                                               112,588    644,501       0.0%
    Seoyon E-Hwa Co., Ltd.                                          73,913    569,756       0.0%
#   Sewha P&C, Inc.                                                 78,410    521,578       0.0%
#*  Sewon Cellontech Co., Ltd.                                     413,385  1,849,370       0.0%
    Sewon Precision Industry Co., Ltd.                              28,422    324,503       0.0%
#   SEWOONMEDICAL Co., Ltd.                                        179,369    765,298       0.0%
#   SFA Engineering Corp.                                          154,588  4,673,024       0.1%
*   SFA Semicon Co, Ltd.                                           632,106  1,387,607       0.0%
#*  SFC Co., Ltd.                                                  216,420  1,493,350       0.0%
#*  SG Corp.                                                     1,029,814    837,671       0.0%
#*  SG&G Corp.                                                     183,445    436,656       0.0%
#*  SGA Co., Ltd.                                                  659,121    536,479       0.0%
#   SGA Solutions Co., Ltd.                                        160,395    416,401       0.0%
#   SH Energy & Chemical Co., Ltd.                                 739,431  1,159,576       0.0%
#*  Shin Poong Pharmaceutical Co., Ltd.                            286,037  2,748,447       0.1%
#   Shinil Industrial Co., Ltd.                                    573,704    927,685       0.0%
#   Shinsegae Engineering & Construction Co., Ltd.                  22,925    793,633       0.0%
#   Shinsegae Food Co., Ltd.                                        17,956  2,523,265       0.1%
#   Shinsegae Information & Communication Co., Ltd.                  9,260  1,411,885       0.0%
#   Shinsegae International, Inc.                                   25,637  3,200,906       0.1%
#*  Shinsung E&G Energy Co., Ltd.                                  872,014  1,305,417       0.0%
#*  Shinsung Tongsang Co., Ltd.                                    518,762    615,529       0.0%
#*  Shinwha Intertek Corp.                                         252,278    636,992       0.0%
#*  Shinwon Construction Co., Ltd.                                 102,422    581,859       0.0%
#*  Shinwon Corp.                                                  352,571  1,160,390       0.0%
    Shinyoung Securities Co., Ltd.                                  33,458  1,827,201       0.0%
    SHOWBOX Corp.                                                  272,250  1,358,772       0.0%
#*  Signetics Corp.                                                465,872    669,728       0.0%
#   SIGONG TECH Co., Ltd.                                           91,546    764,867       0.0%
#   Silicon Works Co., Ltd.                                         89,032  3,110,175       0.1%
#   Silla Co., Ltd.                                                 52,411    818,383       0.0%
#   SIMMTECH Co., Ltd.                                             121,212    914,328       0.0%
#   SIMMTECH HOLDINGS Co., Ltd.                                    126,986    253,997       0.0%
    SIMPAC, Inc.                                                   117,344    468,171       0.0%
    Sindoh Co., Ltd.                                                40,393  2,285,231       0.1%
    Sinil Pharm Co., Ltd.                                            1,227     15,183       0.0%
#   Sinjin SM Co., Ltd.                                              4,208     31,444       0.0%
#   SJM Co., Ltd.                                                   34,349    136,743       0.0%
#   SK Bioland Co., Ltd.                                            88,968  1,729,748       0.0%
#   SK D&D Co., Ltd.                                                60,188  1,661,662       0.0%
#   SK Gas, Ltd.                                                    35,424  3,105,728       0.1%
    SK Networks Co., Ltd.                                          646,469  3,389,793       0.1%
#*  SK Securities Co., Ltd.                                      3,688,769  4,156,952       0.1%
    SKC Co., Ltd.                                                  149,016  5,278,641       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  SKC Solmics Co., Ltd.                                          223,189 $1,008,316       0.0%
    SKCKOLONPI, Inc.                                               112,448  4,516,805       0.1%
#*  Skin n Skin Co., Ltd.                                          561,997    508,788       0.0%
    SL Corp.                                                       107,299  2,220,593       0.0%
#*  SM Culture & Contents Co., Ltd.                                287,389    760,162       0.0%
#*  SM Entertainment Co.                                           173,695  5,772,474       0.1%
#*  SMARK Co., Ltd.                                                907,008    539,742       0.0%
#   SMCo.re, Inc.                                                   32,430    399,054       0.0%
#   SMEC Co., Ltd.                                                 216,193    777,499       0.0%
#*  SNTEK Co., Ltd.                                                  5,937     34,951       0.0%
#*  SNU Precision Co., Ltd.                                        165,332    513,635       0.0%
#*  Solborn, Inc.                                                  137,586    789,010       0.0%
#*  Solco Biomedical Co., Ltd.                                   1,037,575    721,307       0.0%
#*  Solid, Inc.                                                    189,405    831,954       0.0%
    Songwon Industrial Co., Ltd.                                   137,771  3,705,952       0.1%
#*  Sonokong Co., Ltd.                                             143,503    493,838       0.0%
#*  Soosan Heavy Industries Co., Ltd.                              206,213    396,382       0.0%
#   Soulbrain Co., Ltd.                                             98,004  5,377,547       0.1%
#   SPC Samlip Co., Ltd.                                            16,259  1,957,514       0.0%
#   SPG Co., Ltd.                                                  135,956  1,403,144       0.0%
#   Spigen Korea Co., Ltd.                                          23,823  1,148,426       0.0%
#*  Ssangyong Motor Co.                                            342,624  1,614,474       0.0%
#   Suheung Co., Ltd.                                               59,398  1,886,448       0.0%
#   Sun Kwang Co., Ltd.                                             21,996    435,590       0.0%
#*  Sunchang Corp.                                                  58,177    393,263       0.0%
#*  SundayToz Corp.                                                 46,655  1,943,467       0.0%
#   Sung Bo Chemicals Co., Ltd.                                     89,031    538,418       0.0%
#   Sung Kwang Bend Co., Ltd.                                      191,121  2,236,897       0.1%
#*  Sungchang Enterprise Holdings, Ltd.                            521,155  1,483,668       0.0%
#   Sungdo Engineering & Construction Co., Ltd.                    100,287    677,512       0.0%
#*  Sungshin Cement Co., Ltd.                                      156,234  1,384,361       0.0%
#   Sungwoo Hitech Co., Ltd.                                       361,484  1,991,355       0.0%
#*  Sunjin Co., Ltd.                                               117,430  1,762,511       0.0%
#*  Sunny Electronics Corp.                                        186,379    607,104       0.0%
#*  Suprema HQ, Inc.                                                36,612    207,254       0.0%
#*  Suprema, Inc.                                                   40,485    821,086       0.0%
#*  Synopex, Inc.                                                  525,038  1,861,000       0.0%
    Systems Technology, Inc.                                        97,218  1,680,465       0.0%
#*  T'way Holdings, Inc.                                           280,509  1,552,259       0.0%
#   Tae Kyung Industrial Co., Ltd.                                  42,292    223,620       0.0%
    Taekwang Industrial Co., Ltd.                                    3,147  3,824,836       0.1%
#*  Taewoong Co., Ltd.                                              96,535  1,715,227       0.0%
    Taeyoung Engineering & Construction Co., Ltd.                  356,998  3,884,916       0.1%
#*  Taihan Electric Wire Co., Ltd.                                 898,686  1,411,546       0.0%
*   Taihan Fiberoptics Co., Ltd.(BFXW137)                           69,403    113,717       0.0%
#*  Taihan Fiberoptics Co., Ltd.(6278351)                          296,162  1,977,124       0.0%
*   Taihan Textile Co., Ltd.                                         6,240     72,668       0.0%
#   Tailim Packaging Co., Ltd.                                      82,439    269,588       0.0%
#*  TBH Global Co., Ltd.                                           136,438    885,043       0.0%
#   TechWing, Inc.                                                 107,408  1,829,739       0.0%
#   Telechips, Inc.                                                 44,506    539,599       0.0%
#*  Tellus Co., Ltd.                                               503,791    929,507       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   TES Co., Ltd.                                                  110,645 $3,096,283       0.1%
#   Tesna Co., Ltd.                                                 46,344    723,761       0.0%
*   Theragen Etex Co., Ltd.                                         41,416    730,947       0.0%
#*  Thinkware Systems Corp.                                         71,761    689,755       0.0%
#*  TK Chemical Corp.                                              525,195  1,067,589       0.0%
    TK Corp.                                                       143,769  1,929,692       0.0%
#   TLI, Inc.                                                       23,474    105,798       0.0%
#*  TOBESOFT Co., Ltd.                                             105,940    733,870       0.0%
    Tokai Carbon Korea Co., Ltd.                                    40,094  2,388,443       0.1%
#   Tong Yang Moolsan Co., Ltd.                                    438,988  1,135,856       0.0%
    Tongyang Life Insurance Co., Ltd.                              328,423  2,526,307       0.1%
    Tongyang pile, Inc.                                              3,387     18,790       0.0%
#   Tongyang, Inc.                                               1,569,288  3,227,997       0.1%
#   Tonymoly Co., Ltd.                                              53,842    970,839       0.0%
#   Top Engineering Co., Ltd.                                       93,464    623,523       0.0%
#*  Toptec Co., Ltd.                                               162,584  4,020,758       0.1%
    Tovis Co., Ltd.                                                131,103  1,068,513       0.0%
#*  Trais Co., Ltd.                                                 24,456     33,316       0.0%
    TS Corp.                                                        29,662    692,941       0.0%
#*  U-Tech Co., Ltd.                                                53,701    287,811       0.0%
#   UBCare Co., Ltd.                                               195,810    940,973       0.0%
#*  Ubiquoss Holdings, Inc.                                         93,359    520,749       0.0%
    Ubiquoss, Inc.                                                  23,646    531,745       0.0%
#*  Ubivelox, Inc.                                                  25,329    259,154       0.0%
#*  Ugint Co., Ltd.                                                555,301    924,448       0.0%
#   UIL Co., Ltd.                                                  100,293    575,054       0.0%
#   Uju Electronics Co., Ltd.                                       57,758    606,425       0.0%
#*  Unick Corp.                                                     77,072    372,707       0.0%
    Unid Co., Ltd.                                                  45,001  2,346,206       0.1%
#   Union Materials Corp.                                          170,937    451,985       0.0%
#   Union Semiconductor Equipment & Materials Co., Ltd.            202,613  1,720,745       0.0%
#   Uniquest Corp.                                                 116,456    850,977       0.0%
#*  Unison Co., Ltd.                                               476,576  1,303,650       0.0%
*   Unitekno Co., Ltd.                                               7,390    111,673       0.0%
#   UniTest, Inc.                                                  138,797  2,041,267       0.0%
    Value Added Technologies Co., Ltd.                              71,764  2,669,695       0.1%
#   Very Good Tour Co., Ltd.                                        43,291    526,683       0.0%
#   Vessel Co., Ltd.                                                58,246    310,854       0.0%
#   Viatron Technologies, Inc.                                      83,609  1,078,397       0.0%
#*  VICTEK Co., Ltd.                                               129,990    344,521       0.0%
#   Vieworks Co., Ltd.                                              62,880  2,273,749       0.1%
#   Visang Education, Inc.                                          56,882    540,792       0.0%
#*  Vitzrocell Co., Ltd.                                            80,528    205,005       0.0%
#*  W Holding Co., Ltd.                                            499,901    258,391       0.0%
*   Webzen, Inc.                                                   127,638  3,368,903       0.1%
#*  Welcron Co., Ltd.                                              189,702    893,145       0.0%
    WeMade Entertainment Co., Ltd.                                  74,204  4,142,865       0.1%
    Whanin Pharmaceutical Co., Ltd.                                120,322  2,414,420       0.1%
*   WillBes & Co. (The)                                            423,575    747,127       0.0%
#   Winix, Inc.                                                     60,058  1,093,952       0.0%
#   Wins Co., Ltd.                                                  68,892    856,852       0.0%
#   WiSoL Co., Ltd.                                                180,027  2,297,750       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
SOUTH KOREA -- (Continued)
#*  WIZIT Co., Ltd.                                                590,043 $      925,803       0.0%
#*  WONIK CUBE Corp.                                                16,809         42,463       0.0%
*   Wonik Holdings Co., Ltd.                                       302,482      1,893,749       0.0%
    WONIK IPS Co., Ltd.                                            205,994      6,548,781       0.1%
#*  Wonik Materials Co., Ltd.                                       29,890      1,681,531       0.0%
#*  Wonik QnC Corp.                                                145,417      1,930,193       0.0%
#   Wonik Tera Semicon Co., Ltd.                                    72,779      1,338,573       0.0%
#*  Woojin Plaimm Co., Ltd.                                         14,745         95,460       0.0%
#*  Woojin, Inc.                                                     2,070         12,378       0.0%
#*  Woongjin Co., Ltd.                                             415,291      1,750,036       0.0%
#*  Woongjin Energy Co., Ltd.                                      144,759        822,940       0.0%
    Woongjin Thinkbig Co., Ltd.                                    217,960      1,439,149       0.0%
#*  Woori Investment Bank Co., Ltd.                              3,270,585      1,860,843       0.0%
#*  Woori Technology, Inc.                                         485,786      1,454,489       0.0%
#*  Wooridul Pharmaceutical, Ltd.                                  110,993      1,225,813       0.0%
#*  Woorison F&G Co., Ltd.                                          64,300        144,019       0.0%
#   Woory Industrial Co., Ltd.                                      44,126      1,318,308       0.0%
#   Wooshin Systems Co., Ltd.                                       87,771        610,065       0.0%
#   Woosu AMS Co., Ltd.                                            139,479        594,504       0.0%
#   WooSung Feed Co., Ltd.                                         171,724        575,847       0.0%
#   Worldex Industry & Trading Co., Ltd.                            46,320        242,225       0.0%
#   Y G-1 Co., Ltd.                                                117,616      1,774,788       0.0%
*   YD Online Corp.                                                 64,649        161,128       0.0%
#*  YeaRimDang Publishing Co., Ltd.                                114,015      1,218,382       0.0%
#   Yeong Hwa Metal Co., Ltd.                                      195,869        326,129       0.0%
#   YES24 Co., Ltd.                                                 60,891        333,889       0.0%
#*  Yest Co., Ltd.                                                  47,251        684,413       0.0%
#   YG Entertainment, Inc.                                          93,654      2,558,138       0.1%
#*  YG Plus                                                        130,692        310,462       0.0%
*   YIK Corp.                                                      114,124        477,245       0.0%
#*  YJM Games Co., Ltd.                                            305,083        798,973       0.0%
#   YMC Co., Ltd.                                                   53,744        875,237       0.0%
#   Yong Pyong Resort Co., Ltd.                                    146,919      1,197,013       0.0%
#*  Yonwoo Co., Ltd.                                                30,633        924,111       0.0%
#   Yoosung Enterprise Co., Ltd.                                   149,937        466,792       0.0%
#   YooSung T&S Co., Ltd.                                          106,473        400,985       0.0%
    Youlchon Chemical Co., Ltd.                                     86,600      1,339,561       0.0%
#   Young Heung Iron & Steel Co., Ltd.                             267,579        409,044       0.0%
#*  Young In Frontier Co., Ltd.                                     65,480        392,249       0.0%
#   Young Poong Precision Corp.                                     90,134        733,323       0.0%
    Youngone Corp.                                                  97,966      2,733,905       0.1%
    Youngone Holdings Co., Ltd.                                     38,622      1,935,179       0.0%
#*  YoungWoo DSP Co., Ltd.                                          84,317        329,528       0.0%
    YTN Co., Ltd.                                                   73,837        168,791       0.0%
#*  Yuanta Securities Korea Co., Ltd.                              893,872      3,773,299       0.1%
#   YuHwa Securities Co., Ltd.                                      17,992        247,066       0.0%
#*  Yuyang DNU Co., Ltd.                                           155,941      1,713,890       0.0%
    Yuyu Pharma, Inc.                                                1,676         24,523       0.0%
#   Zeus Co., Ltd.                                                  56,787        820,349       0.0%
#*  Zungwon En-Sys, Inc.                                            86,136        216,166       0.0%
                                                                           --------------      ----
TOTAL SOUTH KOREA                                                           1,367,584,285      17.5%
                                                                           --------------      ----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (16.0%)
#   A-DATA Technology Co., Ltd.                                  1,847,879 $4,460,186       0.1%
    Aaeon Technology, Inc.                                          12,000     33,676       0.0%
#   ABC Taiwan Electronics Corp.                                   402,000    706,707       0.0%
    Ability Enterprise Co., Ltd.                                 1,872,293  1,092,046       0.0%
#   Ability Opto-Electronics Technology Co., Ltd.                  401,000    638,426       0.0%
    AcBel Polytech, Inc.                                         3,384,599  2,162,431       0.0%
#   Ace Pillar Co., Ltd.                                           448,000    414,979       0.0%
    ACES Electronic Co., Ltd.                                      790,000    697,072       0.0%
*   Acon Holding, Inc.                                           1,305,000    299,373       0.0%
#   Acter Co., Ltd.                                                279,000  2,159,154       0.0%
*   Action Electronics Co., Ltd.                                 1,465,000    312,147       0.0%
    Actron Technology Corp.                                        513,150  1,795,652       0.0%
#   Addcn Technology Co., Ltd.                                     114,299    989,802       0.0%
*   Adimmune Corp.                                                  95,000     61,548       0.0%
#   Adlink Technology, Inc.                                        933,031  1,913,304       0.0%
#   Advanced Ceramic X Corp.                                       297,000  2,518,850       0.1%
    Advanced International Multitech Co., Ltd.                     898,000  1,300,664       0.0%
*   Advanced Lithium Electrochemistry Cayman Co., Ltd.           1,155,000    907,899       0.0%
#   Advanced Optoelectronic Technology, Inc.                       634,000    607,609       0.0%
#   Advanced Power Electronics Corp.                               174,000    153,142       0.0%
#   Advanced Wireless Semiconductor Co.                          1,076,000  2,242,207       0.0%
#   Advancetek Enterprise Co., Ltd.                              1,403,519    932,284       0.0%
    AEON Motor Co., Ltd.                                             9,000     11,721       0.0%
    Aerospace Industrial Development Corp.                       1,467,000  1,715,486       0.0%
#*  AGV Products Corp.                                           3,439,433    870,488       0.0%
    AimCore Technology Co., Ltd.                                   324,551    210,333       0.0%
    Airmate Cayman International Co., Ltd.                         150,000    114,495       0.0%
#*  Alchip Technologies, Ltd.                                      372,000  1,686,793       0.0%
    Alcor Micro Corp.                                              312,000    189,966       0.0%
#*  ALI Corp.                                                    2,225,000  1,008,897       0.0%
#   All Ring Tech Co., Ltd.                                        451,000    962,847       0.0%
    Allied Circuit Co., Ltd.                                       178,000    834,488       0.0%
#   Allis Electric Co., Ltd.                                     1,117,000    623,965       0.0%
#   Alltek Technology Corp.                                      1,041,784    718,055       0.0%
#   Alltop Technology Co., Ltd.                                    429,000    875,532       0.0%
#   Alpha Networks, Inc.                                         2,302,386  1,544,476       0.0%
#   Altek Corp.                                                  2,160,945  2,273,123       0.0%
#   Amazing Microelectronic Corp.                                  353,560  1,066,324       0.0%
#   Ambassador Hotel (The)                                       1,701,000  1,318,602       0.0%
#   AMICCOM Electronics Corp.                                      351,000    376,579       0.0%
    Ampire Co., Ltd.                                               730,000    427,902       0.0%
#   AMPOC Far-East Co., Ltd.                                       685,444    596,358       0.0%
#   AmTRAN Technology Co., Ltd.                                  7,487,951  3,214,807       0.1%
#   Anderson Industrial Corp.                                      766,000    417,108       0.0%
#   Anpec Electronics Corp.                                        658,590  1,004,367       0.0%
#   AP Memory Technology Corp.                                     249,000    669,386       0.0%
#   Apacer Technology, Inc.                                        695,325    896,361       0.0%
#   APAQ Technology Co., Ltd.(BJK4W75)                             381,000    759,498       0.0%
    APAQ Technology Co., Ltd.()                                     20,122      7,889       0.0%
#   APCB, Inc.                                                     974,000    783,273       0.0%
    Apex Biotechnology Corp.                                       829,483    843,444       0.0%
#   Apex International Co., Ltd.                                   992,470    706,318       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Apex Medical Corp.                                              477,500 $  475,505       0.0%
#   Apex Science & Engineering                                    1,046,132    334,636       0.0%
#   Apogee Optocom Co., Ltd.                                         80,216    144,316       0.0%
#   Arcadyan Technology Corp.                                     1,080,718  2,054,978       0.0%
    Ardentec Corp.                                                2,966,274  3,336,414       0.1%
    Argosy Research, Inc.                                           262,000    395,351       0.0%
*   Asia Electronic Material Co., Ltd.                              373,000    233,509       0.0%
#   Asia Optical Co., Inc.                                        1,615,000  4,970,252       0.1%
    Asia Plastic Recycling Holding, Ltd.                          1,694,774    639,935       0.0%
    Asia Polymer Corp.                                            2,691,806  1,613,855       0.0%
#   Asia Tech Image, Inc.                                           382,000    572,932       0.0%
    Asia Vital Components Co., Ltd.                               2,421,058  2,196,324       0.0%
#   ASMedia Technology, Inc.                                        170,424  1,962,736       0.0%
#   ASPEED Technology, Inc.                                         157,599  4,500,093       0.1%
#   ASROCK, Inc.                                                    305,000    785,123       0.0%
    ATE Energy International Co., Ltd.                                9,000     11,662       0.0%
    Aten International Co., Ltd.                                    641,479  2,117,990       0.0%
    Audix Corp.                                                     614,600    881,675       0.0%
#   AURAS Technology Co., Ltd.                                      474,148    987,602       0.0%
#   Aurona Industries, Inc.                                         485,000    430,501       0.0%
#   Aurora Corp.                                                    504,349  1,502,252       0.0%
#   Avalue Technology, Inc.                                         320,000    489,177       0.0%
#   Avermedia Technologies                                        1,525,446    621,601       0.0%
*   Avision, Inc.                                                   437,000     99,143       0.0%
#   AVY Precision Technology, Inc.                                  545,668    863,742       0.0%
#   Awea Mechantronic Co., Ltd.                                     273,210    298,896       0.0%
#   Axiomtek Co., Ltd.                                              421,000    797,657       0.0%
#*  Azurewave Technologies, Inc.                                    457,000    297,297       0.0%
    Bank of Kaohsiung Co., Ltd.                                   3,391,079  1,070,673       0.0%
#   Basso Industry Corp.                                            923,900  1,638,838       0.0%
#*  BenQ Materials Corp.                                          1,408,000    818,798       0.0%
#   BES Engineering Corp.                                        12,579,750  3,215,585       0.1%
#   Bin Chuan Enterprise Co., Ltd.                                  561,070    529,801       0.0%
#*  Bionet Corp.                                                    132,000    116,595       0.0%
#   Bionime Corp.                                                   202,000    392,862       0.0%
#*  Biostar Microtech International Corp.                         1,292,975    870,132       0.0%
    Bioteque Corp.                                                  444,308  1,792,986       0.0%
#   Bizlink Holding, Inc.                                           862,492  6,368,994       0.1%
#   Boardtek Electronics Corp.                                      893,000    785,221       0.0%
#   Bon Fame Co., Ltd.                                              142,000    361,598       0.0%
#   Bothhand Enterprise, Inc.                                       388,000    892,736       0.0%
#   Bright Led Electronics Corp.                                    809,520    417,912       0.0%
#   Brighton-Best International Taiwan, Inc.                        550,000    447,695       0.0%
#   Browave Corp.                                                   479,000    487,617       0.0%
    C Sun Manufacturing, Ltd.                                     1,173,221  1,051,084       0.0%
#   C-Media Electronics, Inc.                                       337,000    311,802       0.0%
#*  C-Tech United Corp.                                             347,000    296,598       0.0%
    Cameo Communications, Inc.                                    1,675,818    400,177       0.0%
#   Capital Futures Corp.                                           696,039  1,444,950       0.0%
    Capital Securities Corp.                                     14,105,142  5,332,701       0.1%
#   Career Technology MFG. Co., Ltd.                              2,912,472  4,265,236       0.1%
*   Carnival Industrial Corp.                                     1,419,000    216,674       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Casetek Holdings, Ltd.                                        1,242,571 $3,039,956       0.1%
    Cathay Chemical Works                                            30,000     17,823       0.0%
#   Cathay Real Estate Development Co., Ltd.                      4,504,700  2,618,884       0.1%
#   Cayman Engley Industrial Co., Ltd.                              234,000  1,188,174       0.0%
    CCP Contact Probes Co., Ltd.                                    137,000    134,140       0.0%
#   Celxpert Energy Corp.                                           581,000    755,542       0.0%
#*  Center Laboratories, Inc.                                     1,375,600  3,270,874       0.1%
    Central Reinsurance Co., Ltd.                                   919,410    586,635       0.0%
#   Chain Chon Industrial Co., Ltd.                               1,330,000    588,498       0.0%
#   ChainQui Construction Development Co., Ltd.                     444,083    437,537       0.0%
#*  Champion Building Materials Co., Ltd.                         2,387,851    659,408       0.0%
#   Champion Microelectronic Corp.                                  145,758    255,733       0.0%
    Chang Wah Electromaterials, Inc.                                251,905  1,248,142       0.0%
#   Chang Wah Technology Co., Ltd.                                   67,817    835,322       0.0%
#   Channel Well Technology Co., Ltd.                             1,216,000  1,216,348       0.0%
#   Chant Sincere Co., Ltd.                                         411,000    380,833       0.0%
#   Charoen Pokphand Enterprise                                   1,319,985  2,845,422       0.1%
#   Chaun-Choung Technology Corp.                                   457,000  1,175,518       0.0%
    CHC Healthcare Group                                            703,000    891,059       0.0%
    CHC Resources Corp.                                             429,348    866,342       0.0%
#   Chen Full International Co., Ltd.                               686,000    990,731       0.0%
#   Chenbro Micom Co., Ltd.                                         463,000    724,761       0.0%
#   Cheng Loong Corp.                                             6,327,383  3,590,140       0.1%
    Cheng Uei Precision Industry Co., Ltd.                        3,100,331  4,024,249       0.1%
#   Chenming Mold Industry Corp.                                    816,437    517,283       0.0%
#   Chia Chang Co., Ltd.                                            878,000    676,506       0.0%
    Chia Hsin Cement Corp.                                        2,603,121  1,046,664       0.0%
#   Chian Hsing Forging Industrial Co., Ltd.                        280,000    644,218       0.0%
#   Chicony Power Technology Co., Ltd.                            1,146,721  2,043,045       0.0%
#   Chieftek Precision Co., Ltd.                                    315,000  1,793,280       0.0%
#   Chien Kuo Construction Co., Ltd.                              1,660,312    662,820       0.0%
#   Chilisin Electronics Corp.                                    1,098,173  3,413,969       0.1%
#   Chime Ball Technology Co., Ltd.                                 197,840    421,837       0.0%
#*  Chimei Materials Technology Corp.                             5,012,900  1,819,501       0.0%
#   Chin-Poon Industrial Co., Ltd.                                2,580,207  3,396,947       0.1%
#   China Bills Finance Corp.                                     5,734,000  2,797,177       0.1%
    China Chemical & Pharmaceutical Co., Ltd.                     1,958,000  1,340,369       0.0%
#   China Ecotek Corp.                                              214,000    317,278       0.0%
#*  China Electric Manufacturing Corp.                            2,593,900  1,071,292       0.0%
#*  China Fineblanking Technology Co., Ltd.                         384,000    514,237       0.0%
#   China General Plastics Corp.                                  3,359,341  3,592,918       0.1%
#   China Glaze Co., Ltd.                                           507,002    208,583       0.0%
*   China Man-Made Fiber Corp.                                   10,795,972  3,566,399       0.1%
    China Metal Products                                          1,945,603  2,021,949       0.0%
    China Motor Corp.                                             1,019,000    958,687       0.0%
*   China Petrochemical Development Corp.                        21,223,000  9,294,193       0.1%
#   China Steel Chemical Corp.                                    1,110,554  5,855,563       0.1%
#   China Steel Structure Co., Ltd.                                 621,000    638,739       0.0%
    China Synthetic Rubber Corp.                                  4,172,751  5,959,218       0.1%
#   China Wire & Cable Co., Ltd.                                    716,160    637,758       0.0%
#   Chinese Maritime Transport, Ltd.                                847,594    834,504       0.0%
*   Ching Feng Home Fashions Co., Ltd.                              509,000    315,905       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
    Chipbond Technology Corp.                                     4,640,000 $9,194,614       0.1%
#   ChipMOS TECHNOLOGIES, Inc.                                    1,612,000  1,116,388       0.0%
    ChipMOS TECHNOLOGIES, Inc. ADR                                    6,040     83,171       0.0%
    Chlitina Holding, Ltd.                                          388,000  2,530,762       0.1%
    Chong Hong Construction Co., Ltd.                             1,282,666  3,725,102       0.1%
    Chun YU Works & Co., Ltd.                                     1,442,000    973,313       0.0%
    Chun Yuan Steel                                               2,655,529  1,016,179       0.0%
    Chung Hsin Electric & Machinery Manufacturing Corp.           3,002,375  2,165,980       0.0%
*   Chung Hung Steel Corp.                                        7,637,979  2,762,747       0.1%
    Chung Hwa Food Industrial Co., Ltd.                              96,850    217,500       0.0%
#   Chung Hwa Pulp Corp.                                          3,805,405  1,406,361       0.0%
    Chunghwa Chemical Synthesis & Biotech Co., Ltd.                 165,000    138,294       0.0%
*   Chunghwa Picture Tubes, Ltd.                                 14,410,000    886,085       0.0%
#   Chunghwa Precision Test Tech Co., Ltd.                           42,000  1,069,424       0.0%
#   Chyang Sheng Dyeing & Finishing Co., Ltd.                     1,255,000    934,673       0.0%
    Cleanaway Co., Ltd.                                             553,000  3,551,469       0.1%
    Clevo Co.                                                     3,762,200  3,711,644       0.1%
*   CMC Magnetics Corp.                                          15,197,566  3,083,135       0.1%
#*  Co-Tech Development Corp.                                     1,202,533  1,577,038       0.0%
#*  CoAsia Microelectronics Corp.                                   803,397    325,767       0.0%
#   Coland Holdings, Ltd.                                           343,000    483,404       0.0%
#   Collins Co., Ltd.                                               562,431    206,070       0.0%
#   Compeq Manufacturing Co., Ltd.                                4,458,000  4,441,682       0.1%
    Compucase Enterprise                                            527,000    604,766       0.0%
*   Concord Securities Co., Ltd.                                  3,802,000  1,070,934       0.0%
#   Concraft Holding Co., Ltd.                                      267,000  2,320,534       0.0%
#   Continental Holdings Corp.                                    3,306,320  1,465,729       0.0%
#   Contrel Technology Co., Ltd.                                  1,045,000    484,537       0.0%
#   Coremax Corp.                                                   442,000  1,783,710       0.0%
    Coretronic Corp.                                              3,276,200  4,360,762       0.1%
#   Cowealth Medical Holding Co., Ltd.                              127,000    235,980       0.0%
#   Coxon Precise Industrial Co., Ltd.                              841,000    759,481       0.0%
#   Creative Sensor, Inc.                                           757,000    607,878       0.0%
    Crown Bioscience International                                  451,000  1,131,641       0.0%
*   Crystalwise Technology, Inc.                                    501,000    251,714       0.0%
*   CSBC Corp. Taiwan                                             3,490,610  2,835,845       0.1%
    CTCI Corp.                                                    1,999,000  3,367,410       0.1%
#   Cub Elecparts, Inc.                                             365,482  4,677,375       0.1%
#   CviLux Corp.                                                    567,040    515,983       0.0%
#   CX Technology Co., Ltd.                                         391,755    249,623       0.0%
    Cyberlink Corp.                                                 539,697  1,173,976       0.0%
#   CyberPower Systems, Inc.                                        295,000    888,971       0.0%
#   CyberTAN Technology, Inc.                                     2,414,779  1,421,835       0.0%
#   Cypress Technology Co., Ltd.                                    271,700    653,768       0.0%
#   D-Link Corp.                                                  5,120,668  1,885,215       0.0%
#   DA CIN Construction Co., Ltd.                                 1,190,711    948,829       0.0%
#   Da-Li Development Co., Ltd.                                   1,211,032  1,532,615       0.0%
#   Dadi Early-Childhood Education Group, Ltd.                      155,956  1,236,022       0.0%
    Dafeng TV, Ltd.                                                 493,870    646,946       0.0%
*   Danen Technology Corp.                                        2,771,000    561,237       0.0%
#   Darfon Electronics Corp.                                      1,769,550  1,853,025       0.0%
#   Darwin Precisions Corp.                                       2,503,635  1,931,494       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Davicom Semiconductor, Inc.                                     611,888 $  456,083       0.0%
#   Daxin Materials Corp.                                           372,000  1,011,890       0.0%
#   De Licacy Industrial Co., Ltd.                                2,191,407  1,866,884       0.0%
#   Delpha Construction Co., Ltd.                                   847,931    429,414       0.0%
    Depo Auto Parts Ind Co., Ltd.                                   794,000  2,141,591       0.0%
    Dimerco Data System Corp.                                       280,000    385,728       0.0%
#   Dimerco Express Corp.                                           828,000    575,314       0.0%
#   Draytek Corp.                                                   332,000    320,853       0.0%
#   Dyaco International, Inc.                                        35,000     45,828       0.0%
#   Dynacolor, Inc.                                                 306,000    382,783       0.0%
#*  Dynamic Electronics Co., Ltd.                                 2,052,321    618,226       0.0%
#   Dynapack International Technology Corp.                       1,182,000  1,553,759       0.0%
#   E-Lead Electronic Co., Ltd.                                     507,942    425,018       0.0%
    E-LIFE MALL Corp.                                               505,000  1,105,590       0.0%
*   E-Ton Solar Tech Co., Ltd.                                    2,909,209    444,046       0.0%
*   Eastern Media International Corp.                             4,310,889  1,974,782       0.0%
#   ECOVE Environment Corp.                                         214,000  1,257,466       0.0%
    Edimax Technology Co., Ltd.                                   1,489,108    409,726       0.0%
*   Edison Opto Corp.                                               887,000    449,306       0.0%
    Edom Technology Co., Ltd.                                     1,255,968    711,320       0.0%
#   eGalax_eMPIA Technology, Inc.                                   397,131    707,263       0.0%
#*  Egis Technology, Inc.                                           469,000  2,242,796       0.0%
    Elan Microelectronics Corp.                                   2,837,715  4,107,219       0.1%
#*  Electric Power Technology, Ltd.                                 141,000    133,895       0.0%
    Elite Advanced Laser Corp.                                      903,024  3,163,992       0.1%
#   Elite Material Co., Ltd.                                      2,005,350  4,914,381       0.1%
#   Elite Semiconductor Memory Technology, Inc.                   1,994,200  2,605,116       0.1%
*   Elitegroup Computer Systems Co., Ltd.                         2,670,254  1,511,858       0.0%
    eMemory Technology, Inc.                                        523,000  6,452,874       0.1%
#   Emerging Display Technologies Corp.                             748,000    236,793       0.0%
    ENG Electric Co., Ltd.                                        1,207,923    173,795       0.0%
#   Ennoconn Corp.                                                  325,972  5,274,820       0.1%
#   EnTie Commercial Bank Co., Ltd.                               2,229,603  1,026,440       0.0%
#*  Epileds Technologies, Inc.                                      607,000    407,812       0.0%
#*  Episil Holdings, Inc.                                           867,000    634,288       0.0%
#*  Epistar Corp.                                                 4,310,000  5,865,822       0.1%
    Eslite Spectrum Corp. (The)                                      72,000    330,524       0.0%
#   Eson Precision Ind. Co., Ltd.                                   538,000    583,304       0.0%
    Eternal Materials Co., Ltd.                                   4,808,398  4,605,968       0.1%
*   Etron Technology, Inc.                                        3,017,000  1,099,839       0.0%
#   Eurocharm Holdings Co., Ltd.                                    282,000    840,892       0.0%
#   Everest Textile Co., Ltd.                                     2,964,664  1,229,710       0.0%
    Evergreen International Storage & Transport Corp.             4,083,000  1,857,302       0.0%
#   Everlight Chemical Industrial Corp.                           3,499,606  2,116,365       0.0%
#   Everlight Electronics Co., Ltd.                               2,945,000  4,127,448       0.1%
#   Everspring Industry Co., Ltd.                                 1,073,000    378,749       0.0%
    Excelsior Medical Co., Ltd.                                     670,217  1,109,561       0.0%
#   EZconn Corp.                                                    346,000    394,644       0.0%
    Far Eastern Department Stores, Ltd.                           9,125,000  5,991,845       0.1%
    Far Eastern International Bank                               17,647,852  5,921,037       0.1%
    Faraday Technology Corp.                                        334,305    747,024       0.0%
*   Farglory F T Z Investment Holding Co., Ltd.                     485,000    293,889       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
    Farglory Land Development Co., Ltd.                          2,337,000 $2,560,857       0.1%
#   Federal Corp.                                                3,492,238  1,524,673       0.0%
    Feedback Technology Corp.                                      254,200    969,283       0.0%
    Feng Hsin Steel Co., Ltd.                                    3,347,100  6,740,750       0.1%
    Fine Blanking & Tool Co., Ltd.                                  13,000     18,372       0.0%
#*  First Copper Technology Co., Ltd.                            1,173,000    443,948       0.0%
#   First Hi-Tec Enterprise Co., Ltd.                              464,205    604,943       0.0%
    First Hotel                                                  1,055,124    537,563       0.0%
    First Insurance Co., Ltd. (The)                              1,395,179    644,242       0.0%
#*  First Steamship Co., Ltd.                                    4,871,424  2,022,773       0.0%
#   FLEXium Interconnect, Inc.                                   2,307,087  6,028,810       0.1%
    Flytech Technology Co., Ltd.                                   790,309  2,062,474       0.0%
#   FocalTech Systems Co., Ltd.                                  2,071,048  1,804,183       0.0%
#   Forest Water Environment Engineering Co., Ltd.                 319,000    731,618       0.0%
    Formosa Advanced Technologies Co., Ltd.                      1,172,000  1,301,424       0.0%
    Formosa International Hotels Corp.                             386,329  2,000,820       0.0%
#   Formosa Laboratories, Inc.                                     658,000  1,296,240       0.0%
#   Formosa Oilseed Processing Co., Ltd.                           676,567  1,672,591       0.0%
    Formosa Optical Technology Co., Ltd.                           160,000    345,590       0.0%
    Formosan Rubber Group, Inc.                                  2,586,952  1,308,285       0.0%
#   Formosan Union Chemical                                      2,429,193  1,532,685       0.0%
#   Fortune Electric Co., Ltd.                                   1,070,078    966,872       0.0%
#   Founding Construction & Development Co., Ltd.                1,114,623    620,284       0.0%
    Foxlink Image Technology Co., Ltd.                             884,000    748,867       0.0%
#   Foxsemicon Integrated Technology, Inc.                         389,550  2,524,825       0.1%
    Froch Enterprise Co., Ltd.                                   1,287,189    697,620       0.0%
    FSP Technology, Inc.                                         1,062,427    863,068       0.0%
#   Fulgent Sun International Holding Co., Ltd.                    610,827  1,306,077       0.0%
#   Fullerton Technology Co., Ltd.                                 668,600    539,495       0.0%
#   Fulltech Fiber Glass Corp.                                   2,588,083  1,492,769       0.0%
#   Fwusow Industry Co., Ltd.                                      867,138    543,588       0.0%
#   G Shank Enterprise Co., Ltd.                                   952,281    805,763       0.0%
*   G Tech Optoelectronics Corp.                                   780,354    424,518       0.0%
#   Gallant Precision Machining Co., Ltd.                        1,186,000    922,771       0.0%
#   GCS Holdings, Inc.                                             498,000  1,107,480       0.0%
#   GEM Services, Inc.                                             337,000    940,083       0.0%
#   Gemtek Technology Corp.                                      2,470,219  1,997,012       0.0%
#   General Plastic Industrial Co., Ltd.                           410,357    536,274       0.0%
#   Generalplus Technology, Inc.                                   380,000    544,179       0.0%
*   Genesis Photonics, Inc.                                        639,976     63,362       0.0%
#   Genesys Logic, Inc.                                            633,000    637,876       0.0%
#*  Genius Electronic Optical Co., Ltd.                            485,427  5,712,144       0.1%
*   Genmont Biotech, Inc.                                          299,000    271,235       0.0%
    Genovate Biotechnology Co., Ltd.                               256,000    312,240       0.0%
#   GeoVision, Inc.                                                510,096    520,480       0.0%
    Getac Technology Corp.                                       2,816,360  4,050,100       0.1%
#   Giantplus Technology Co., Ltd.                               2,805,900  1,428,833       0.0%
#   Gigabyte Technology Co., Ltd.                                3,920,800  8,573,191       0.1%
#   Gigasolar Materials Corp.                                      152,880    783,167       0.0%
#*  Gigastorage Corp.                                            2,770,561  1,168,493       0.0%
#   Ginko International Co., Ltd.                                  373,000  3,133,609       0.1%
*   Gintech Energy Corp.                                         4,384,561  2,347,066       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
    Global Brands Manufacture, Ltd.                               2,093,359 $  882,544       0.0%
#   Global Lighting Technologies, Inc.                              622,000    760,038       0.0%
    Global Mixed Mode Technology, Inc.                              552,000  1,209,922       0.0%
#   Global PMX Co., Ltd.                                            278,000  1,657,693       0.0%
#   Global Unichip Corp.                                            638,000  6,002,742       0.1%
    Globe Union Industrial Corp.                                  1,587,914  1,177,947       0.0%
#   Gloria Material Technology Corp.                              4,040,547  2,615,248       0.1%
#   Glory Science Co., Ltd.                                         330,296    499,148       0.0%
*   GlycoNex, Inc.                                                  227,000    252,645       0.0%
#*  Gold Circuit Electronics, Ltd.                                3,261,227  1,032,351       0.0%
    Golden Friends Corp.                                            239,600    485,723       0.0%
*   Goldsun Building Materials Co., Ltd.                          9,509,722  3,088,353       0.1%
    Good Way Technology Co., Ltd.                                   202,000    278,905       0.0%
#   Good Will Instrument Co., Ltd.                                  355,869    276,065       0.0%
    Grand Fortune Securities Co., Ltd.                            1,666,000    868,977       0.0%
#   Grand Ocean Retail Group, Ltd.                                  701,000    731,501       0.0%
    Grand Pacific Petrochemical                                   7,236,000  8,006,091       0.1%
    Grand Plastic Technology Corp.                                  133,000    698,496       0.0%
#   GrandTech CG Systems, Inc.                                      375,000    721,125       0.0%
    Grape King Bio, Ltd.                                            755,000  6,318,599       0.1%
#   Great China Metal Industry                                    1,134,000  1,031,285       0.0%
#   Great Taipei Gas Co., Ltd.                                    1,912,000  1,799,499       0.0%
    Great Wall Enterprise Co., Ltd.                               3,872,774  5,008,436       0.1%
    Greatek Electronics, Inc.                                     2,152,000  3,894,536       0.1%
#*  Green Energy Technology, Inc.                                 2,369,457  1,240,245       0.0%
#   Green River Holding Co., Ltd.                                   103,950    459,958       0.0%
#   Green Seal Holding, Ltd.                                        589,700    742,392       0.0%
    GTM Holdings Corp.                                              763,000    505,583       0.0%
#   Gudeng Precision Industrial Co., Ltd.                            44,000     54,403       0.0%
#   Hannstar Board Corp.                                          2,292,049  1,330,570       0.0%
#   HannStar Display Corp.                                       21,469,506  5,887,981       0.1%
*   HannsTouch Solution, Inc.                                     3,960,805    930,711       0.0%
#   Hanpin Electron Co., Ltd.                                       455,000    388,095       0.0%
#*  Harvatek Corp.                                                1,000,949    606,984       0.0%
#   Hey Song Corp.                                                2,037,750  2,149,839       0.0%
    Hi-Clearance, Inc.                                              185,000    667,623       0.0%
    Highlight Tech Corp.                                            556,000    512,342       0.0%
    HIM International Music, Inc.                                   175,400    982,613       0.0%
#   Hiroca Holdings, Ltd.                                           643,448  2,222,648       0.0%
#*  HiTi Digital, Inc.                                            1,013,935    341,061       0.0%
    Hitron Technology, Inc.                                       1,784,213  1,274,617       0.0%
*   Ho Tung Chemical Corp.                                        6,813,684  1,886,793       0.0%
#*  Hocheng Corp.                                                 2,223,700    724,776       0.0%
    Hold-Key Electric Wire & Cable Co., Ltd.                        205,908     65,366       0.0%
    Holiday Entertainment Co., Ltd.                                 553,800  1,030,287       0.0%
    Holtek Semiconductor, Inc.                                    1,280,000  3,035,070       0.1%
#   Holy Stone Enterprise Co., Ltd.                                 988,910  4,808,264       0.1%
    Hong Pu Real Estate Development Co., Ltd.                     1,826,185  1,392,015       0.0%
#   Hong TAI Electric Industrial                                  1,589,000    614,128       0.0%
    Hong YI Fiber Industry Co.                                    1,282,652    891,275       0.0%
*   Horizon Securities Co., Ltd.                                  2,874,000    734,252       0.0%
#   Hota Industrial Manufacturing Co., Ltd.                       1,550,932  6,817,550       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
    Hotron Precision Electronic Industrial Co., Ltd.                408,300 $  672,602       0.0%
#   Hsin Kuang Steel Co., Ltd.                                    1,975,443  2,966,259       0.1%
#   Hsin Yung Chien Co., Ltd.                                       256,100    772,676       0.0%
    Hsing TA Cement Co.                                             513,855    239,421       0.0%
#   Hu Lane Associate, Inc.                                         616,866  2,887,942       0.1%
*   HUA ENG Wire & Cable Co., Ltd.                                2,905,565  1,193,661       0.0%
    Huaku Development Co., Ltd.                                   1,809,816  4,178,551       0.1%
#   Huang Hsiang Construction Corp.                                 846,800    804,861       0.0%
#   Hung Ching Development & Construction Co., Ltd.               1,225,000  1,203,197       0.0%
    Hung Sheng Construction, Ltd.                                 3,538,400  4,156,708       0.1%
    Huxen Corp.                                                     301,244    480,889       0.0%
#   Hwa Fong Rubber Industrial Co., Ltd.                          1,843,890    940,079       0.0%
*   Hwacom Systems, Inc.                                            442,000    185,756       0.0%
#*  I-Chiun Precision Industry Co., Ltd.                          1,337,313    411,729       0.0%
#   I-Sheng Electric Wire & Cable Co., Ltd.                         791,000  1,201,243       0.0%
#   Ibase Technology, Inc.                                          919,206  1,391,032       0.0%
#*  Ichia Technologies, Inc.                                      2,428,000  1,295,682       0.0%
#   Ideal Bike Corp.                                              1,382,734    527,824       0.0%
#   IEI Integration Corp.                                         1,487,209  1,738,311       0.0%
#   Info-Tek Corp.                                                  478,000    328,780       0.0%
#   Infortrend Technology, Inc.                                   1,371,163    588,512       0.0%
    Innodisk Corp.                                                  449,592  1,987,844       0.0%
    Inpaq Technology Co., Ltd.                                      659,000    934,725       0.0%
#   Intai Technology Corp.                                          252,000    823,639       0.0%
#   Integrated Service Technology, Inc.                             432,178  1,055,240       0.0%
#   IntelliEPI, Inc.                                                236,000    626,622       0.0%
    International Games System Co., Ltd.                            403,000  2,169,312       0.0%
#   Iron Force Industrial Co., Ltd.                                 374,393  1,127,612       0.0%
#   ITE Technology, Inc.                                          1,145,095  1,339,456       0.0%
    ITEQ Corp.                                                    1,437,614  3,196,940       0.1%
    J Touch Corp.                                                    11,000        211       0.0%
#   Jarllytec Co., Ltd.                                             383,000    612,779       0.0%
#   Jentech Precision Industrial Co., Ltd.                          448,868    930,235       0.0%
    Jess-Link Products Co., Ltd.                                    842,925    809,945       0.0%
#   Jian Sin Industrial Co., Ltd.                                    12,000     29,645       0.0%
#   Jih Lin Technology Co., Ltd.                                    285,000    795,975       0.0%
#   Jih Sun Financial Holdings Co., Ltd.                         11,470,896  3,414,638       0.1%
#   Jinan Acetate Chemical Co., Ltd.                                 49,000    208,917       0.0%
    Jinli Group Holdings, Ltd.                                    1,010,058    668,617       0.0%
#   Johnson Health Tech Co., Ltd.                                   737,257    745,958       0.0%
#   Jourdeness Group, Ltd.                                          179,000    630,661       0.0%
#   K Laser Technology, Inc.                                      1,102,000    563,968       0.0%
#   Kaori Heat Treatment Co., Ltd.                                  613,197    883,524       0.0%
    Kaulin Manufacturing Co., Ltd.                                  919,330    647,287       0.0%
#   KEE TAI Properties Co., Ltd.                                  2,783,473  1,017,945       0.0%
#   Kenda Rubber Industrial Co., Ltd.                             1,000,000  1,155,308       0.0%
#   Kenmec Mechanical Engineering Co., Ltd.                       1,494,000    525,853       0.0%
    Kerry TJ Logistics Co., Ltd.                                  1,641,000  2,225,144       0.0%
*   Key Ware Electronics Co., Ltd.                                  207,000     85,257       0.0%
    Kindom Construction Corp.                                     2,658,000  1,732,647       0.0%
#   King Chou Marine Technology Co., Ltd.                           478,920    549,056       0.0%
#   King Yuan Electronics Co., Ltd.                               8,804,979  8,685,343       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
    King's Town Bank Co., Ltd.                                   4,412,701 $5,285,563       0.1%
#*  King's Town Construction Co., Ltd.                             921,074    706,006       0.0%
#   Kingcan Holdings, Ltd.                                         422,273    275,289       0.0%
#   Kingpak Technology, Inc.                                       196,117  1,279,649       0.0%
    Kinik Co.                                                      858,000  2,233,772       0.0%
#   Kinko Optical Co., Ltd.                                        964,000    916,547       0.0%
    Kinpo Electronics                                            9,845,157  3,481,399       0.1%
#   Kinsus Interconnect Technology Corp.                         2,128,000  3,495,725       0.1%
#   KMC Kuei Meng International, Inc.                              442,146  1,945,221       0.0%
    KNH Enterprise Co., Ltd.                                       333,020    131,783       0.0%
#   KS Terminals, Inc.                                             913,482  1,559,924       0.0%
#   Kung Long Batteries Industrial Co., Ltd.                       462,000  2,226,902       0.0%
#   Kung Sing Engineering Corp.                                  1,965,000    889,442       0.0%
*   Kuo Toong International Co., Ltd.                            1,744,511  1,097,681       0.0%
#*  Kuoyang Construction Co., Ltd.                               3,345,384  1,666,986       0.0%
    Kwong Fong Industries Corp.                                    840,764    494,712       0.0%
#   Kwong Lung Enterprise Co., Ltd.                                504,000    807,822       0.0%
#*  KYE Systems Corp.                                            1,939,672    654,583       0.0%
#   L&K Engineering Co., Ltd.                                    1,281,048  1,579,946       0.0%
    La Kaffa International Co., Ltd.                               101,000    368,978       0.0%
#*  LAN FA Textile                                               1,708,933    506,472       0.0%
#   Land Mark Optoelectronics Corp.                                418,300  3,901,399       0.1%
#   Lanner Electronics, Inc.                                       731,006  1,161,283       0.0%
#   Laser Tek Taiwan Co., Ltd.                                     516,504    534,879       0.0%
#   Laster Tech Corp., Ltd.                                        314,000    660,797       0.0%
    LCY Chemical Corp.                                           1,757,383  2,604,412       0.1%
#   Leader Electronics, Inc.                                       828,000    226,561       0.0%
    Leadtrend Technology Corp.                                     120,086    105,148       0.0%
#*  Lealea Enterprise Co., Ltd.                                  6,003,892  2,311,975       0.0%
    Ledlink Optics, Inc.                                           340,300    445,455       0.0%
    Ledtech Electronics Corp.                                      351,000    121,674       0.0%
    LEE CHI Enterprises Co., Ltd.                                1,386,000    485,552       0.0%
#   Lelon Electronics Corp.                                        628,300  1,235,683       0.0%
#   Lemtech Holdings Co., Ltd.                                     153,000    826,117       0.0%
*   Leofoo Development Co., Ltd.                                 1,913,116    435,566       0.0%
*   LES Enphants Co., Ltd.                                       1,029,754    486,602       0.0%
#*  Lextar Electronics Corp.                                     2,699,500  1,624,936       0.0%
#   Li Cheng Enterprise Co., Ltd.                                  537,912    753,600       0.0%
#*  Li Peng Enterprise Co., Ltd.                                 5,193,897  1,445,337       0.0%
#   Lian HWA Food Corp.                                            577,525    680,107       0.0%
#   Lida Holdings, Ltd.                                            300,000    901,216       0.0%
#   Lien Chang Electronic Enter                                    476,000    211,688       0.0%
    Lien Hwa Industrial Corp.                                    4,474,170  5,711,856       0.1%
    Lifestyle Global Enterprise, Inc.                              110,000    402,458       0.0%
#   Lingsen Precision Industries, Ltd.                           2,722,506  1,142,392       0.0%
#   Lion Travel Service Co., Ltd.                                  273,000  1,004,363       0.0%
    Lite-On Semiconductor Corp.                                  1,656,539  2,108,756       0.0%
    Long Bon International Co., Ltd.                             2,805,945  1,323,951       0.0%
#   Long Chen Paper Co., Ltd.                                    4,432,006  5,171,300       0.1%
#   Longwell Co.                                                   747,000    907,900       0.0%
#   Lotes Co., Ltd.                                                460,778  2,975,755       0.1%
*   Lotus Pharmaceutical Co., Ltd.                                 261,000    784,589       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
TAIWAN -- (Continued)
#   Lu Hai Holding Corp.                                           315,690 $   416,542       0.0%
#   Lucky Cement Corp.                                           1,645,000     423,149       0.0%
    Lumax International Corp., Ltd.                                640,592   1,284,525       0.0%
    Lung Yen Life Service Corp.                                  1,259,000   2,648,809       0.1%
#*  LuxNet Corp.                                                   736,153     590,248       0.0%
#   Macauto Industrial Co., Ltd.                                   371,000   1,745,592       0.0%
#   Machvision, Inc.                                               236,000   2,977,159       0.1%
#   Macroblock, Inc.                                               230,550     642,958       0.0%
*   Macronix International                                       8,930,820  14,187,462       0.2%
#   Mag Layers Scientific-Technics Co., Ltd.                       352,933     785,198       0.0%
#   Makalot Industrial Co., Ltd.                                 1,424,677   6,858,678       0.1%
    Marketech International Corp.                                  965,000   1,900,260       0.0%
    Masterlink Securities Corp.                                  8,580,728   3,191,428       0.1%
#   Materials Analysis Technology, Inc.                            281,041     668,308       0.0%
#   Mayer Steel Pipe Corp.                                         944,567     496,290       0.0%
    Maywufa Co., Ltd.                                               69,322      33,369       0.0%
#   Mechema Chemicals International Corp.                          342,000   1,104,205       0.0%
#   Meiloon Industrial Co.                                         959,730     838,976       0.0%
    Mercuries & Associates Holding, Ltd.                         2,871,015   2,331,345       0.0%
*   Mercuries Life Insurance Co., Ltd.                           7,718,147   4,208,971       0.1%
#   Merry Electronics Co., Ltd.                                  1,080,477   4,975,558       0.1%
#*  Microbio Co., Ltd.                                           2,948,607   2,025,047       0.0%
#   Microelectronics Technology, Inc.                              367,655     317,295       0.0%
    Microlife Corp.                                                374,600   1,082,478       0.0%
#   Mildef Crete, Inc.                                             356,000     602,519       0.0%
    MIN AIK Technology Co., Ltd.                                 1,059,452     781,631       0.0%
#   Mirle Automation Corp.                                       1,333,098   1,924,314       0.0%
    Mitac Holdings Corp.                                         4,557,004   4,929,891       0.1%
    MJ International Co., Ltd.                                      16,000      44,042       0.0%
#   Mobiletron Electronics Co., Ltd.                               509,800     623,499       0.0%
#   momo.com, Inc.                                                 189,000   1,567,463       0.0%
*   Mosel Vitelic, Inc.                                            178,482     194,056       0.0%
#*  Motech Industries, Inc.                                      3,353,731   2,330,519       0.0%
#   MPI Corp.                                                      474,000     851,167       0.0%
#   Nak Sealing Technologies Corp.                                 394,954   1,155,077       0.0%
    Namchow Holdings Co., Ltd.                                   1,306,000   2,657,260       0.1%
#   Nan Kang Rubber Tire Co., Ltd.                               4,187,952   3,529,729       0.1%
#   Nan Liu Enterprise Co., Ltd.                                   309,000   1,653,077       0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd.                       855,000     223,366       0.0%
#   Nan Ya Printed Circuit Board Corp.                           1,778,000   1,602,765       0.0%
#   Nang Kuang Pharmaceutical co., Ltd.                            449,000     598,324       0.0%
#   Nantex Industry Co., Ltd.                                    1,989,149   1,680,671       0.0%
    National Petroleum Co., Ltd.                                   217,824     294,835       0.0%
*   Neo Solar Power Corp.                                        6,312,744   2,616,876       0.1%
#   Netronix, Inc.                                                 519,000     554,377       0.0%
    New Asia Construction & Development Corp.                      338,835      69,149       0.0%
    New Best Wire Industrial Co., Ltd.                             195,600     192,894       0.0%
#   New Era Electronics Co., Ltd.                                  312,000     178,404       0.0%
#*  Newmax Technology Co., Ltd.                                    549,009     609,808       0.0%
#   Nexcom International Co., Ltd.                                 751,094     695,371       0.0%
#   Nichidenbo Corp.                                             1,008,801   2,418,376       0.1%
#   Nien Hsing Textile Co., Ltd.                                   999,345     834,904       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
#*  Niko Semiconductor Co., Ltd.                                   374,000 $  461,441       0.0%
#   Nishoku Technology, Inc.                                       328,000    879,288       0.0%
    Nova Technology Corp.                                           58,000    396,531       0.0%
#   Nuvoton Technology Corp.                                       551,000  1,019,138       0.0%
    O-Bank Co., Ltd.                                               953,000    278,157       0.0%
#*  O-TA Precision Industry Co., Ltd.                              138,000    180,793       0.0%
#*  Ocean Plastics Co., Ltd.                                     1,107,200  1,043,323       0.0%
#   On-Bright Electronics, Inc.                                    227,052  1,832,514       0.0%
*   Oneness Biotech Co., Ltd.                                      196,000    215,639       0.0%
    OptoTech Corp.                                               3,188,358  2,358,541       0.1%
#   Orient Europharma Co., Ltd.                                    321,000    768,111       0.0%
*   Orient Semiconductor Electronics, Ltd.                       5,229,000  1,438,912       0.0%
    Oriental Union Chemical Corp.                                5,582,267  5,986,003       0.1%
#   P-Duke Technology Co., Ltd.                                    299,500    711,409       0.0%
    P-Two Industries, Inc.                                         174,000    134,911       0.0%
#   Pacific Construction Co.                                     1,868,921    732,099       0.0%
    Pacific Hospital Supply Co., Ltd.                              420,000  1,052,817       0.0%
#   Paiho Shih Holdings Corp.                                      908,928  1,604,997       0.0%
#   Pan Jit International, Inc.                                  2,371,541  4,005,057       0.1%
#   Pan-International Industrial Corp.                           2,834,747  1,836,397       0.0%
#   Paolung International Co., Ltd.                                466,000    404,222       0.0%
    Parade Technologies, Ltd.                                      336,401  5,209,100       0.1%
#   Paragon Technologies Co., Ltd.                                 480,246    465,952       0.0%
    Parpro Corp.                                                    79,000     92,123       0.0%
#   PChome Online, Inc.                                            534,676  2,476,726       0.1%
#   PCL Technologies, Inc.                                         244,040    620,152       0.0%
#   PharmaEngine, Inc.                                             453,581  2,141,198       0.0%
#   Pharmally International Holding Co., Ltd.                      285,452  3,741,969       0.1%
#*  Phihong Technology Co., Ltd.                                 2,365,401    862,426       0.0%
#   Phoenix Tours International, Inc.                              318,450    389,850       0.0%
    Pili International Multimedia Co., Ltd.                         47,000     90,985       0.0%
#   Pixart Imaging, Inc.                                           593,150  2,258,674       0.0%
    Planet Technology Corp.                                        190,000    389,951       0.0%
    Plastron Precision Co., Ltd.                                   535,400    328,496       0.0%
#   Plotech Co., Ltd.                                              616,000    639,291       0.0%
#   Polytronics Technology Corp.                                   357,027    730,152       0.0%
#   Posiflex Technology, Inc.                                      355,457  1,371,366       0.0%
#*  Power Quotient International Co., Ltd.                       1,306,600    395,624       0.0%
    Power Wind Health Industry, Inc.                               110,000    577,816       0.0%
    Powertech Industrial Co., Ltd.                                  80,000     37,628       0.0%
    Poya International Co., Ltd.                                   312,098  3,464,818       0.1%
*   President Securities Corp.                                   6,630,524  3,322,930       0.1%
#   Primax Electronics, Ltd.                                     2,765,000  5,592,996       0.1%
*   Prime Electronics & Satellitics, Inc.                          667,822    172,445       0.0%
    Prince Housing & Development Corp.                           9,008,644  3,582,474       0.1%
#*  Princeton Technology Corp.                                   1,099,000    278,342       0.0%
    Pro Hawk Corp.                                                 122,000    576,333       0.0%
#   Promate Electronic Co., Ltd.                                 1,227,000  1,171,086       0.0%
*   Promise Technology, Inc.                                     1,152,286    364,260       0.0%
#   Prosperity Dielectrics Co., Ltd.                               708,559  1,260,080       0.0%
#   Qisda Corp.                                                  2,915,900  1,998,576       0.0%
#   QST International Corp.                                        407,000  1,598,892       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Qualipoly Chemical Corp.                                        646,713 $  731,463       0.0%
#   Quang Viet Enterprise Co., Ltd.                                 101,000    373,705       0.0%
#   Quanta Storage, Inc.                                          1,507,000  1,365,101       0.0%
#   Quintain Steel Co., Ltd.                                      1,685,000    608,745       0.0%
#   Radiant Opto-Electronics Corp.                                3,344,000  6,902,525       0.1%
*   Radium Life Tech Co., Ltd.                                    5,152,100  1,870,238       0.0%
#   Rafael Microelectronics, Inc.                                   148,000    712,990       0.0%
#   Rechi Precision Co., Ltd.                                     2,626,181  2,835,716       0.1%
    Rich Development Co., Ltd.                                    4,476,036  1,834,386       0.0%
#   RichWave Technology Corp.                                       309,000    693,239       0.0%
#*  Right WAY Industrial Co., Ltd.                                  115,000     89,041       0.0%
*   Ritek Corp.                                                  14,699,860  2,910,009       0.1%
#*  Roo Hsing Co., Ltd.                                           4,874,000  2,467,755       0.1%
#   Rotam Global Agrosciences, Ltd.                                 508,268    427,689       0.0%
#   Ruentex Engineering & Construction Co.                          226,000    295,423       0.0%
#   Run Long Construction Co., Ltd.                                 537,292  1,001,376       0.0%
#   Sagittarius Life Science Corp.                                  168,889    370,082       0.0%
#   Samebest Co., Ltd.                                              134,000  1,587,828       0.0%
#   Sampo Corp.                                                   3,467,327  1,560,371       0.0%
#   San Fang Chemical Industry Co., Ltd.                          1,333,647  1,456,345       0.0%
    San Far Property, Ltd.                                          124,000     60,803       0.0%
#   San Shing Fastech Corp.                                         794,875  1,529,339       0.0%
    Sanitar Co., Ltd.                                               301,000    420,655       0.0%
#   Sanyang Motor Co., Ltd.                                       4,189,628  2,992,277       0.1%
#*  Savior Lifetec Corp.                                            562,000    504,860       0.0%
#   SCI Pharmtech, Inc.                                             502,395  1,045,078       0.0%
#   Scientech Corp.                                                 357,000    675,221       0.0%
#   ScinoPharm Taiwan, Ltd.                                         327,000    356,586       0.0%
#   SDI Corp.                                                       891,000  2,105,668       0.0%
    Sea Sonic Electronics Co., Ltd.                                  57,000     67,020       0.0%
#   Senao International Co., Ltd.                                   813,541  1,436,279       0.0%
#   Senao Networks, Inc.                                            194,000    838,181       0.0%
#   Sercomm Corp.                                                 1,655,000  4,462,181       0.1%
#   Sesoda Corp.                                                  1,290,712  1,286,493       0.0%
    Shan-Loong Transportation Co., Ltd.                             558,000    627,796       0.0%
#   Sharehope Medicine Co., Ltd.                                    736,293    920,525       0.0%
    Sheng Yu Steel Co., Ltd.                                        867,980    779,956       0.0%
    ShenMao Technology, Inc.                                        607,891    502,391       0.0%
    Shieh Yih Machinery Industry Co., Ltd.                          166,000     64,076       0.0%
#   Shih Her Technologies, Inc.                                     360,000    414,120       0.0%
*   Shih Wei Navigation Co., Ltd.                                 2,023,384    504,057       0.0%
#   Shihlin Electric & Engineering Corp.                          1,745,000  2,414,140       0.1%
*   Shihlin Paper Corp.                                               9,000     10,047       0.0%
    Shin Hai Gas Corp.                                                1,245      1,704       0.0%
#   Shin Zu Shing Co., Ltd.                                       1,268,144  3,332,944       0.1%
    Shinih Enterprise Co., Ltd.                                     128,000     83,098       0.0%
*   Shining Building Business Co., Ltd.                           2,813,593  1,096,629       0.0%
    Shinkong Insurance Co., Ltd.                                  1,471,131  1,596,258       0.0%
    Shinkong Synthetic Fibers Corp.                              10,411,395  3,572,703       0.1%
#   Shinkong Textile Co., Ltd.                                      979,542  1,583,635       0.0%
#   Shiny Chemical Industrial Co., Ltd.                             434,031  1,182,136       0.0%
#   ShunSin Technology Holding, Ltd.                                203,000    991,352       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
#   Shuttle, Inc.                                                2,436,152 $1,290,154       0.0%
    Sigurd Microelectronics Corp.                                2,739,974  3,174,323       0.1%
#*  Silicon Integrated Systems Corp.                             3,406,887    970,154       0.0%
*   Silitech Technology Corp.                                      994,774    568,204       0.0%
    Simplo Technology Co., Ltd.                                  1,263,800  7,065,783       0.1%
#   Sinbon Electronics Co., Ltd.                                 1,519,813  4,020,940       0.1%
    Sincere Navigation Corp.                                     2,424,786  1,432,842       0.0%
#   Single Well Industrial Corp.                                   315,916    255,313       0.0%
#   Sinher Technology, Inc.                                        332,000    543,229       0.0%
#   Sinmag Equipment Corp.                                         303,436  1,582,808       0.0%
    Sino-American Electronic Co., Ltd.                             564,703     52,249       0.0%
    Sino-American Silicon Products, Inc.                         1,427,000  6,124,567       0.1%
    Sinon Corp.                                                  3,065,510  1,751,608       0.0%
#   Sinphar Pharmaceutical Co., Ltd.                             1,103,938    864,831       0.0%
    Sinyi Realty Co.                                             1,465,659  2,133,732       0.0%
#   Sirtec International Co., Ltd.                                 937,000  1,217,379       0.0%
    Sitronix Technology Corp.                                      901,879  2,579,702       0.1%
#   Siward Crystal Technology Co., Ltd.                          1,207,000    754,564       0.0%
    Soft-World International Corp.                                 817,000  2,402,999       0.1%
#*  Solar Applied Materials Technology Co.                       2,008,846  1,450,775       0.0%
*   Solartech Energy Corp.                                       2,620,616  1,160,689       0.0%
#   Solomon Technology Corp.                                       869,000    598,918       0.0%
#   Solteam Electronics Co., Ltd.                                  484,034    603,061       0.0%
#   Song Shang Electronics Co., Ltd.                               671,000    435,430       0.0%
#   Sonix Technology Co., Ltd.                                   1,108,000  1,221,610       0.0%
    Southeast Cement Co., Ltd.                                   1,053,700    495,702       0.0%
#*  Speed Tech Corp.                                               582,000    965,792       0.0%
#   Spirox Corp.                                                   667,824    666,868       0.0%
#   Sporton International, Inc.                                    506,131  2,807,904       0.1%
    St Shine Optical Co., Ltd.                                     134,000  3,592,585       0.1%
#   Standard Chemical & Pharmaceutical Co., Ltd.                   904,571  1,115,215       0.0%
#   Stark Technology, Inc.                                         787,688  1,092,521       0.0%
    Strong H Machinery Technology Cayman, Inc.                      18,000     39,295       0.0%
#   Sun Race Sturmey-Archer, Inc.                                  213,000    422,378       0.0%
    Sunjuice Holdings Co., Ltd.                                     48,000    278,483       0.0%
#   Sunko INK Co., Ltd.                                            827,000    337,259       0.0%
#   Sunny Friend Environmental Technology Co., Ltd.                479,000  3,138,359       0.1%
#   Sunonwealth Electric Machine Industry Co., Ltd.              1,382,487  1,684,528       0.0%
#   Sunplus Technology Co., Ltd.                                 4,013,000  1,952,672       0.0%
    Sunrex Technology Corp.                                      1,024,567    535,971       0.0%
#   Sunspring Metal Corp.                                          842,000  1,028,427       0.0%
*   Sunty Development Co., Ltd.                                     42,000     15,728       0.0%
#   Supreme Electronics Co., Ltd.                                2,838,508  3,035,022       0.1%
#   Swancor Holding Co., Ltd.                                      497,206  2,525,501       0.1%
    Sweeten Real Estate Development Co., Ltd.                      538,874    328,576       0.0%
#   Symtek Automation Asia Co., Ltd.                               270,172    666,816       0.0%
    Syncmold Enterprise Corp.                                    1,173,000  2,568,864       0.1%
#   Synmosa Biopharma Corp.                                        583,799    590,412       0.0%
#   Sysage Technology Co., Ltd.                                    693,258    792,217       0.0%
*   Sysgration                                                   1,336,000    272,306       0.0%
#   Systex Corp.                                                 1,328,388  2,874,219       0.1%
    T-Mac Techvest PCB Co., Ltd.                                   380,000    157,507       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   T3EX Global Holdings Corp.                                      713,117 $  561,886       0.0%
#   TA Chen Stainless Pipe                                        5,225,478  5,949,299       0.1%
#   Ta Liang Technology Co., Ltd.                                   388,000    599,337       0.0%
#*  Ta Ya Electric Wire & Cable                                   4,305,306  2,272,332       0.0%
#   Ta Yih Industrial Co., Ltd.                                     219,000    602,169       0.0%
#   TA-I Technology Co., Ltd.                                       866,718  1,553,372       0.0%
    Tah Hsin Industrial Corp.                                       439,600    397,437       0.0%
    TAI Roun Products Co., Ltd.                                     201,000     79,724       0.0%
#   Tai Tung Communication Co., Ltd.                                638,197    384,594       0.0%
#   Tai-Saw Technology Co., Ltd.                                    235,120    154,798       0.0%
    Taichung Commercial Bank Co., Ltd.                           17,131,698  5,922,696       0.1%
#   TaiDoc Technology Corp.                                         374,470  1,792,316       0.0%
    Taiflex Scientific Co., Ltd.                                  1,480,340  1,938,990       0.0%
#   Taimide Tech, Inc.                                              731,250  1,495,520       0.0%
#   Tainan Enterprises Co., Ltd.                                    902,370    701,028       0.0%
    Tainan Spinning Co., Ltd.                                     9,304,044  4,119,163       0.1%
#*  Tainergy Tech Co., Ltd.                                       1,760,000    564,059       0.0%
    Tainet Communication System Corp.                                66,000    148,159       0.0%
#*  Taisun Enterprise Co., Ltd.                                   3,024,648  1,740,698       0.0%
#*  Taita Chemical Co., Ltd.                                      1,331,951    558,285       0.0%
    Taiwan Cement Corp.                                           2,132,152  2,930,055       0.1%
#   Taiwan Chinsan Electronic Industrial Co., Ltd.                  648,000  1,321,453       0.0%
#   Taiwan Cogeneration Corp.                                     2,714,566  2,699,684       0.1%
#   Taiwan Fertilizer Co., Ltd.                                     238,000    321,182       0.0%
    Taiwan Fire & Marine Insurance Co., Ltd.                      1,356,338    949,176       0.0%
#   Taiwan FU Hsing Industrial Co., Ltd.                          1,173,000  1,409,422       0.0%
    Taiwan Hon Chuan Enterprise Co., Ltd.                         2,302,468  4,004,993       0.1%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.                1,276,120    783,670       0.0%
*   Taiwan IC Packaging Corp.                                       106,000     21,428       0.0%
#*  Taiwan Land Development Corp.                                 6,351,991  2,015,318       0.0%
#   Taiwan Line Tek Electronic                                      678,306    566,164       0.0%
#*  Taiwan Mask Corp.                                             1,360,412    774,539       0.0%
*   Taiwan Navigation Co., Ltd.                                   1,384,777    791,899       0.0%
    Taiwan Optical Platform Co., Ltd.                                 9,360     37,658       0.0%
#   Taiwan Paiho, Ltd.                                            1,991,287  5,328,240       0.1%
    Taiwan PCB Techvest Co., Ltd.                                 2,125,238  2,023,258       0.0%
#*  Taiwan Prosperity Chemical Corp.                                425,000    299,983       0.0%
*   Taiwan Pulp & Paper Corp.                                     2,174,980  1,325,303       0.0%
#   Taiwan Sakura Corp.                                           1,463,803  1,889,544       0.0%
    Taiwan Sanyo Electric Co., Ltd.                                 417,400    323,887       0.0%
    Taiwan Semiconductor Co., Ltd.                                1,582,000  3,619,619       0.1%
#   Taiwan Shin Kong Security Co., Ltd.                           1,728,710  2,259,349       0.0%
#   Taiwan Styrene Monomer                                        3,812,209  2,754,648       0.1%
    Taiwan Surface Mounting Technology Corp.                      2,208,388  1,888,922       0.0%
    Taiwan Taxi Co., Ltd.                                            56,000    131,402       0.0%
#   Taiwan TEA Corp.                                              5,299,897  2,760,373       0.1%
#   Taiwan Union Technology Corp.                                 1,548,000  4,292,760       0.1%
    Taiyen Biotech Co., Ltd.                                        857,883    836,970       0.0%
#*  Tatung Co., Ltd.                                             13,234,015  9,841,744       0.1%
    Tayih Lun An Co., Ltd.                                          330,890    528,924       0.0%
#   TCI Co., Ltd.                                                   480,991  7,056,856       0.1%
    Te Chang Construction Co., Ltd.                                 334,206    230,372       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#*  Teapo Electronic Corp.                                          558,000 $  876,743       0.0%
    Tehmag Foods Corp.                                              151,800  1,126,557       0.0%
    Ten Ren Tea Co., Ltd.                                           164,980    211,021       0.0%
    Test Research, Inc.                                           1,233,821  2,261,611       0.0%
    Test-Rite International Co., Ltd.                             2,243,495  1,745,328       0.0%
#*  Tex-Ray Industrial Co., Ltd.                                    803,000    296,307       0.0%
#   Thinking Electronic Industrial Co., Ltd.                        629,204  1,771,820       0.0%
#   Thye Ming Industrial Co., Ltd.                                1,153,669  1,548,565       0.0%
    Ton Yi Industrial Corp.                                       5,500,644  2,337,115       0.0%
#   Tong Hsing Electronic Industries, Ltd.                        1,101,963  3,869,586       0.1%
    Tong Yang Industry Co., Ltd.                                  3,434,741  6,185,798       0.1%
    Tong-Tai Machine & Tool Co., Ltd.                             1,590,892  1,049,817       0.0%
    TOPBI International Holdings, Ltd.                              289,109    971,306       0.0%
#   Topco Scientific Co., Ltd.                                    1,403,087  3,781,824       0.1%
#   Topco Technologies Corp.                                        231,000    614,537       0.0%
    Topkey Corp.                                                     52,000    143,677       0.0%
    Topoint Technology Co., Ltd.                                  1,118,776    749,919       0.0%
#   Toung Loong Textile Manufacturing                               694,000  1,456,227       0.0%
#*  TPK Holding Co., Ltd.                                         2,577,000  5,620,700       0.1%
    Trade-Van Information Services Co.                              245,000    273,057       0.0%
    Transart Graphics Co., Ltd.                                      18,000     28,109       0.0%
    Transcend Information, Inc.                                     940,000  2,650,651       0.1%
#   TrueLight Corp.                                                 550,700    445,731       0.0%
#   Tsang Yow Industrial Co., Ltd.                                  618,000    571,709       0.0%
    Tsann Kuen Enterprise Co., Ltd.                                 357,686    296,780       0.0%
#   TSC Auto ID Technology Co., Ltd.                                185,700  1,454,842       0.0%
*   TSEC Corp.                                                    2,822,205    895,118       0.0%
#   TSRC Corp.                                                    4,903,200  4,935,849       0.1%
#   Ttet Union Corp.                                                300,000    951,393       0.0%
    TTFB Co., Ltd.                                                   71,000    556,329       0.0%
#   TTY Biopharm Co., Ltd.                                        1,849,979  6,256,841       0.1%
#*  Tul Corp.                                                        92,000    532,702       0.0%
    Tung Ho Steel Enterprise Corp.                                6,579,000  5,462,807       0.1%
#   Tung Thih Electronic Co., Ltd.                                  466,600  1,698,355       0.0%
#   TURVO International Co., Ltd.                                   385,112  1,445,303       0.0%
#*  TWi Pharmaceuticals, Inc.                                       307,000  1,017,502       0.0%
    TXC Corp.                                                     2,392,053  2,868,855       0.1%
#   TYC Brother Industrial Co., Ltd.                              1,595,980  1,572,425       0.0%
*   Tycoons Group Enterprise                                      3,227,182    747,234       0.0%
#   Tyntek Corp.                                                  2,229,039  1,171,864       0.0%
    U-Ming Marine Transport Corp.                                 3,747,000  4,586,537       0.1%
#   UDE Corp.                                                       486,000    591,536       0.0%
#   Ultra Chip, Inc.                                                439,000    429,044       0.0%
#   Unimicron Technology Corp.                                   10,194,000  5,728,681       0.1%
#   Union Bank Of Taiwan                                          7,745,149  2,535,430       0.1%
#*  Union Insurance Co., Ltd.                                       467,660    291,096       0.0%
    Unitech Computer Co., Ltd.                                      684,804    473,296       0.0%
#*  Unitech Printed Circuit Board Corp.                           3,895,370  2,641,200       0.1%
    United Integrated Services Co., Ltd.                          1,808,439  3,903,444       0.1%
#   United Orthopedic Corp.                                         720,935  1,586,188       0.0%
    United Radiant Technology                                       735,000    412,850       0.0%
#*  Unity Opto Technology Co., Ltd.                               2,760,500    810,470       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
TAIWAN -- (Continued)
    Univacco Technology, Inc.                                        32,000 $    20,775       0.0%
    Universal Cement Corp.                                        2,965,433   2,200,885       0.0%
*   Universal Microelectronics Co., Ltd.                            103,000      72,760       0.0%
#   Universal Microwave Technology, Inc.                            350,526     713,345       0.0%
    Unizyx Holding Corp.                                          2,738,430   1,208,310       0.0%
    UPC Technology Corp.                                          6,615,233   4,409,635       0.1%
#   Userjoy Technology Co., Ltd.                                    216,991     652,251       0.0%
    USI Corp.                                                     6,911,408   3,364,601       0.1%
#   Usun Technology Co., Ltd.                                       506,000     726,058       0.0%
#   Utechzone Co., Ltd.                                             390,000     527,752       0.0%
*   UVAT Technology Co., Ltd.                                         9,000      15,175       0.0%
#   Ve Wong Corp.                                                   660,696     574,183       0.0%
    VHQ Media Holdings, Ltd.                                         22,000     177,571       0.0%
*   Via Technologies, Inc.                                        1,263,000   1,421,609       0.0%
#   Victory New Materials, Ltd. Co.                                 769,200   1,178,535       0.0%
#   Visual Photonics Epitaxy Co., Ltd.                            1,313,772   4,194,885       0.1%
#   Vivotek, Inc.                                                   168,000     460,459       0.0%
    Voltronic Power Technology Corp.                                  9,000     160,165       0.0%
#*  Wafer Works Corp.                                               897,746   1,401,900       0.0%
#   Waffer Technology Co., Ltd.                                     759,000     449,387       0.0%
*   Wah Hong Industrial Corp.                                       182,021     114,174       0.0%
    Wah Lee Industrial Corp.                                      1,227,000   2,283,095       0.0%
#   Walsin Technology Corp.                                       2,159,793  13,576,606       0.2%
#   Walton Advanced Engineering, Inc.                             2,305,197   1,012,759       0.0%
    WAN HWA Enterprise Co.                                          761,812     337,576       0.0%
    Waterland Financial Holdings Co., Ltd.                       15,634,370   5,460,130       0.1%
*   Wei Chuan Foods Corp.                                         1,210,000     959,712       0.0%
#   Weikeng Industrial Co., Ltd.                                  2,028,980   1,515,339       0.0%
    Well Shin Technology Co., Ltd.                                  683,000   1,176,807       0.0%
#   Wha Yu Industrial Co., Ltd.                                     301,000     173,742       0.0%
    Winmate, Inc.                                                   237,000     365,898       0.0%
#   Winstek Semiconductor Co., Ltd.                                 469,000     601,998       0.0%
    Wintek Corp.                                                  5,447,000      63,166       0.0%
#   Wisdom Marine Lines Co., Ltd.                                 2,762,953   2,627,097       0.1%
#   Wisechip Semiconductor, Inc.                                    137,302     341,594       0.0%
#   Wistron NeWeb Corp.                                           2,217,796   5,205,154       0.1%
    Wowprime Corp.                                                  456,000   1,840,711       0.0%
    WT Microelectronics Co., Ltd.                                 3,400,450   5,082,606       0.1%
    WUS Printed Circuit Co., Ltd.                                 1,786,700     953,418       0.0%
#   XAC Automation Corp.                                            553,000     603,601       0.0%
    XPEC Entertainment, Inc.                                        192,135      16,105       0.0%
#   Xxentria Technology Materials Corp.                             953,207   2,417,715       0.1%
*   Yang Ming Marine Transport Corp.                              8,606,981   2,980,563       0.1%
    YC Co., Ltd.                                                  3,093,453   1,797,728       0.0%
    YC INOX Co., Ltd.                                             2,587,388   2,317,704       0.0%
    YCC Parts Manufacturing Co., Ltd.                               204,000     268,110       0.0%
    Yea Shin International Development Co., Ltd.                    946,215     592,127       0.0%
#   Yeong Guan Energy Technology Group Co., Ltd.                    754,929   2,055,027       0.0%
#   YFC-Boneagle Electric Co., Ltd.                                 771,000     924,312       0.0%
*   YFY, Inc.                                                    10,973,212   4,680,212       0.1%
#   Yi Jinn Industrial Co., Ltd.                                  1,676,284     790,006       0.0%
    Yieh Phui Enterprise Co., Ltd.                                9,185,508   3,180,150       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
TAIWAN -- (Continued)
    Ying Han Technology Co., Ltd.                                    73,000 $       99,112       0.0%
#   Yonyu Plastics Co., Ltd.                                        497,600        573,409       0.0%
#*  Young Fast Optoelectronics Co., Ltd.                            905,872        493,126       0.0%
#*  Young Optics, Inc.                                              409,111        812,309       0.0%
    Youngtek Electronics Corp.                                      892,666      1,762,076       0.0%
    Yuanta Futures Co., Ltd.                                        280,000        428,386       0.0%
#   Yulon Finance Corp.                                             807,480      3,566,979       0.1%
#   Yulon Motor Co., Ltd.                                         3,178,000      2,423,922       0.1%
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd.                466,869      1,262,090       0.0%
    Yungshin Construction & Development Co., Ltd.                   711,000        789,931       0.0%
#   YungShin Global Holding Corp.                                 1,491,015      2,051,385       0.0%
#   Yungtay Engineering Co., Ltd.                                 2,989,000      5,207,186       0.1%
    Zeng Hsing Industrial Co., Ltd.                                 419,107      1,822,444       0.0%
    Zenitron Corp.                                                1,416,000      1,074,220       0.0%
#   Zero One Technology Co., Ltd.                                   731,000        483,068       0.0%
#   Zig Sheng Industrial Co., Ltd.                                3,607,732      1,264,741       0.0%
    Zinwell Corp.                                                 2,279,586      1,941,152       0.0%
#   Zippy Technology Corp.                                          933,948      1,123,525       0.0%
#   ZongTai Real Estate Development Co., Ltd.                     1,491,277      1,073,895       0.0%
                                                                            --------------      ----
TOTAL TAIWAN                                                                 1,323,634,312      16.9%
                                                                            --------------      ----
THAILAND -- (3.3%)
    AAPICO Hitech PCL(B013L48)                                    1,013,740      1,156,357       0.0%
    AAPICO Hitech PCL(B013KZ2)                                      110,000        125,475       0.0%
    Advanced Information Technology PCL Class F                     610,900        532,311       0.0%
    Aeon Thana Sinsap Thailand PCL(B01KHN0)                         146,900        814,560       0.0%
    AEON Thana Sinsap Thailand PCL(B01KHP2)                          74,500        413,102       0.0%
*   AJ Advance Technology PCL Class F                             4,098,800         68,833       0.0%
    AJ Plast PCL                                                  1,513,388        623,385       0.0%
*   Amarin Printing & Publishing PCL                                415,000         78,240       0.0%
    Amata Corp. PCL                                               4,963,510      3,224,080       0.1%
    Amata VN PCL                                                     44,300         10,106       0.0%
    Ananda Development PCL                                       14,870,700      1,847,058       0.0%
    AP Thailand PCL                                              13,859,216      3,688,765       0.1%
*   Apex Development PCL                                              3,536             30       0.0%
    Apex Development Pcl Foreign D                                    1,179              3       0.0%
    Asia Aviation PCL                                            13,800,800      2,558,133       0.0%
*   Asia Capital Group PCL                                          915,600        319,125       0.0%
    Asia Plus Group Holdings PCL                                  8,667,900      1,032,678       0.0%
    Asia Sermkij Leasing PCL                                      1,058,500        751,280       0.0%
    Asian Insulators PCL                                         12,731,600         97,585       0.0%
    Asian Phytoceuticals PCL                                        148,043         27,207       0.0%
    Bangchak Corp. PCL                                            2,877,700      3,305,343       0.1%
    Bangkok Airways PCL                                           6,459,800      3,111,184       0.1%
    Bangkok Aviation Fuel Services PCL                            1,869,746      2,295,712       0.0%
    Bangkok Chain Hospital PCL                                   10,885,037      6,001,256       0.1%
    Bangkok Insurance PCL                                           182,381      2,080,392       0.0%
    Bangkok Land PCL                                             99,437,770      5,891,908       0.1%
    Bangkok Ranch PCL                                             5,989,200      1,290,449       0.0%
    BEC World PCL                                                 7,286,500      2,401,128       0.0%
    Better World Green PCL                                       18,081,400        750,527       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
THAILAND -- (Continued)
    Big Camera Corp. PCL                                         11,680,100 $  969,641       0.0%
    BJC Heavy Industries PCL Class F                              3,770,200    286,707       0.0%
    Buriram Sugar PCL Class F                                     1,978,400    514,033       0.0%
    Cal-Comp Electronics Thailand PCL Class F                    16,469,544  1,085,445       0.0%
    CH Karnchang PCL                                              4,626,300  3,518,099       0.1%
    Charoong Thai Wire & Cable PCL Class F                          967,100    263,532       0.0%
    Christiani & Nielsen Thai Class F                             2,930,600    221,002       0.0%
    Chularat Hospital PCL Class F                                46,523,500  2,889,292       0.1%
*   CIMB Thai Bank PCL                                            6,018,800    198,338       0.0%
    CK Power PCL                                                 21,430,690  2,607,536       0.0%
    COL PCL                                                       1,100,400    984,991       0.0%
    Com7 PCL Class F                                              3,714,400  2,212,634       0.0%
*   Country Group Development PCL                                25,972,700  1,267,362       0.0%
    Country Group Holdings PCL Class F                            8,423,100    333,615       0.0%
*   Demco PCL                                                     1,971,100    315,401       0.0%
    Dhipaya Insurance PCL                                         2,254,600  1,803,823       0.0%
    Diamond Building Products PCL                                 1,389,700    250,991       0.0%
    Dusit Thani PCL                                                 114,500     38,094       0.0%
    Dynasty Ceramic PCL                                          21,468,080  2,027,087       0.0%
    Eastern Polymer Group PCL Class F                             8,504,600  1,886,318       0.0%
    Eastern Printing PCL(B13J3B2)                                   795,912     79,188       0.0%
    Eastern Printing PCL(B13J3C3)                                    39,796      3,959       0.0%
    Eastern Water Resources Development and Management PCL        5,072,600  1,848,381       0.0%
    Energy Earth PCL                                              4,765,400     41,342       0.0%
    Erawan Group PCL (The)                                       11,487,370  2,984,678       0.1%
*   Esso Thailand PCL                                             2,550,500  1,446,576       0.0%
    Forth Corp. PCL                                               2,232,900    470,494       0.0%
    Forth Smart Service PCL                                       2,541,300    793,150       0.0%
    Fortune Parts Industry PCL Class F                            2,977,900    352,894       0.0%
*   G J Steel PCL                                                15,742,180    189,545       0.0%
    GFPT PCL                                                      4,326,100  1,686,028       0.0%
*   GMM Grammy PCL                                                  121,460     34,637       0.0%
    Golden Land Property Development PCL                          9,296,100  2,930,805       0.1%
    Grand Canal Land PCL                                          7,360,100    541,047       0.0%
    Grande Asset Hotels & Property PCL                              896,350     28,117       0.0%
    Group Lease PCL                                                 132,500     30,228       0.0%
    Hana Microelectronics PCL                                     4,040,696  4,449,119       0.1%
    ICC International PCL                                           204,600    256,074       0.0%
*   Ichitan Group PCL                                             4,085,100  1,022,569       0.0%
*   Inter Far East Energy Corp. Class F                           4,679,700     86,195       0.0%
    Interhides PCL                                                  568,700    162,177       0.0%
    Interlink Communication PCL                                   1,050,800    306,317       0.0%
*   International Engineering PCL                                39,494,487      4,755       0.0%
    Italian-Thai Development PCL                                 15,880,327  1,549,791       0.0%
    Jasmine International PCL                                    21,108,700  3,912,734       0.1%
    Jaymart PCL                                                   2,350,195    915,951       0.0%
    JMT Network Services PCL                                        819,000    823,931       0.0%
    JSP Property PCL                                              2,885,000     62,161       0.0%
    Jubilee Enterprise PCL                                           73,600     56,203       0.0%
    Kang Yong Electric PCL                                           56,400    822,053       0.0%
    Karmarts PCL                                                  3,429,500    728,062       0.0%
    Kaset Thai International Sugar Corp. PCL                         93,100     18,290       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
THAILAND -- (Continued)
    KCE Electronics PCL                                           2,010,200 $4,347,153       0.1%
    KGI Securities Thailand PCL                                   8,126,000  1,132,902       0.0%
    Khon Kaen Sugar Industry PCL                                 15,064,390  1,489,255       0.0%
    Khonburi Sugar PCL                                              178,500     24,547       0.0%
    L.P.N Development PCL                                           136,400     43,219       0.0%
    Lam Soon Thailand PCL                                         1,535,300    255,397       0.0%
    Lanna Resources PCL                                           1,833,750    854,123       0.0%
    LH Financial Group PCL                                       56,352,039  2,874,740       0.1%
    Loxley PCL                                                    7,709,376    586,264       0.0%
    LPN Development PCL                                           6,597,103  2,090,337       0.0%
    Major Cineplex Group PCL                                      3,058,500  2,834,636       0.1%
    Malee Group PCL                                                 984,600    630,194       0.0%
    Master Ad PCL                                                 3,136,500    194,789       0.0%
    Maybank Kim Eng Securities Thailand PCL                         974,300    589,643       0.0%
    MBK PCL                                                       7,529,400  5,463,348       0.1%
    MC Group PCL                                                  2,725,100  1,027,525       0.0%
*   MCOT PCL                                                      2,516,300    821,226       0.0%
    MCS Steel PCL                                                 1,815,400    414,160       0.0%
    Mega Lifesciences PCL                                         3,083,000  4,029,587       0.1%
*   Millcon Steel PCL                                             1,659,500     88,338       0.0%
    MK Real Estate Development PCL                                1,885,900    221,097       0.0%
    Modernform Group PCL                                          2,352,200    391,288       0.0%
    Mono Technology PCL Class F                                  11,136,900  1,404,463       0.0%
    Muang Thai Insurance PCL                                         61,288    256,338       0.0%
    Muramoto Electron Thailand PCL                                   14,000     88,720       0.0%
    Namyong Terminal PCL                                          4,335,100    824,164       0.0%
*   Nation Multimedia Group PCL                                   8,825,500    106,264       0.0%
    Netbay PCL                                                      577,600    814,423       0.0%
*   Nirvana Daii PCL                                                 72,100     10,737       0.0%
*   Noble Development PCL                                           762,600    256,133       0.0%
    Origin Property PCL                                           2,069,900  1,193,669       0.0%
    Padaeng Industry PCL                                            998,900    799,183       0.0%
    PCS Machine Group Holding PCL                                 1,940,800    430,469       0.0%
    Plan B Media Pcl                                              8,164,600  1,526,335       0.0%
    Platinum Group PCL (The) Class F                              3,835,400  1,002,600       0.0%
    Polyplex Thailand PCL                                         3,840,950  2,032,442       0.0%
*   Precious Shipping PCL                                         6,654,700  2,804,420       0.1%
    Premier Marketing PCL                                         2,255,800    800,537       0.0%
*   Principal Capital PCL                                         1,217,100    231,388       0.0%
    Property Perfect PCL                                         28,720,100    773,513       0.0%
    Pruksa Holding PCL                                            2,356,900  1,665,363       0.0%
    PTG Energy PCL                                                4,974,400  2,947,442       0.1%
    Pylon PCL                                                       228,300    100,550       0.0%
    Quality Houses PCL                                           62,924,126  6,101,008       0.1%
    Raimon Land PCL                                              11,010,600    415,165       0.0%
    Ratchthani Leasing PCL                                       12,172,750  3,201,325       0.1%
    Regional Container Lines PCL                                  4,163,100  1,035,499       0.0%
    Rojana Industrial Park PCL                                    8,647,311  1,822,073       0.0%
*   RS PCL                                                        3,295,100  2,871,206       0.1%
    S 11 Group PCL                                                1,096,300    255,317       0.0%
    Saha Pathana Inter-Holding PCL                                  699,100  1,561,678       0.0%
    Saha-Union PCL                                                  834,400  1,136,857       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
THAILAND -- (Continued)
    Sahamitr Pressure Container PCL                                  57,000 $   24,382       0.0%
    Sahaviriya Steel Industries PCL                              87,225,900     25,980       0.0%
    Samart Corp. PCL                                              4,186,800  1,134,257       0.0%
*   Samart Digital Public Co., Ltd.                              14,993,100    137,769       0.0%
    Samart Telcoms PCL                                            2,020,600    659,448       0.0%
    Sansiri PCL                                                  54,468,410  2,899,459       0.1%
    Sappe PCL                                                     1,401,100  1,087,673       0.0%
    SC Asset Corp. PCL                                           19,112,415  2,301,241       0.0%
    Scan Inter PCL Class F                                        3,602,500    440,610       0.0%
    SEAFCO PCL                                                    1,454,200    412,392       0.0%
    Sena Development PCL                                          1,328,600    180,178       0.0%
    Siam Future Development PCL                                   9,495,273  2,722,821       0.0%
    Siam Wellness Group PCL Class F                               1,727,300  1,007,044       0.0%
    Siamgas & Petrochemicals PCL                                  3,453,300  3,282,605       0.1%
*   Singha Estate PCL                                            25,348,700  2,779,040       0.0%
*   Sino-Thai Engineering & Construction PCL                      6,751,100  3,743,481       0.1%
    SNC Former PCL                                                  266,200    129,895       0.0%
    Somboon Advance Technology PCL                                1,875,737  1,289,718       0.0%
    SPCG PCL                                                      3,098,100  2,071,290       0.0%
    Sri Ayudhya Capital PCL                                         289,800    408,622       0.0%
    Sri Trang Agro-Industry PCL                                   7,159,908  2,677,025       0.0%
    Sriracha Construction PCL                                       881,900    472,247       0.0%
    Srisawad Finance PCL                                            102,200    108,482       0.0%
    Srithai Superware PCL                                        10,647,500    502,686       0.0%
    Srivichai Vejvivat PCL                                           40,800     10,665       0.0%
*   Stars Microelectronics Thailand PCL                           2,352,400    238,520       0.0%
    STP & I PCL                                                   7,004,164    989,815       0.0%
    Sub Sri Thai PCL                                                459,030     96,722       0.0%
    Supalai PCL                                                   9,246,691  6,797,314       0.1%
*   Superblock PCL                                               92,352,300  3,365,182       0.1%
    Susco PCL                                                     1,295,200    142,817       0.0%
    SVI PCL                                                       8,184,700  1,125,526       0.0%
*   Symphony Communication PCL                                      371,305    100,003       0.0%
    Synnex Thailand PCL                                           2,274,400  1,030,542       0.0%
    Syntec Construction PCL                                       4,454,200    618,168       0.0%
    Taokaenoi Food & Marketing PCL                                3,846,680  1,828,270       0.0%
    Tapaco PCL                                                      999,500    338,867       0.0%
*   Tata Steel Thailand PCL                                      26,758,900    686,778       0.0%
    Thai Agro Energy PCL Class F                                    378,870     26,410       0.0%
*   Thai Airways International PCL(6888868)                       6,398,500  3,284,401       0.1%
*   Thai Airways International PCL(6364971)                         141,400     72,582       0.0%
    Thai Central Chemical PCL                                       295,800    363,189       0.0%
    Thai Metal Trade PCL                                          1,176,100    558,983       0.0%
    Thai Nakarin Hospital PCL                                       238,100    303,660       0.0%
*   Thai President Foods PCL                                          1,430      7,885       0.0%
    Thai Rayon PCL                                                   38,400     64,183       0.0%
    Thai Reinsurance PCL                                         12,259,300    664,240       0.0%
    Thai Solar Energy PCL Class F                                 4,365,795    514,599       0.0%
    Thai Stanley Electric PCL Class F                               206,600  1,492,548       0.0%
    Thai Steel Cable PCL                                              3,400      1,314       0.0%
    Thai Vegetable Oil PCL                                        4,039,975  4,512,330       0.1%
    Thai Wacoal PCL                                                  78,000    117,395       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
THAILAND -- (Continued)
    Thai Wah PCL Class F                                          2,714,100 $    902,980       0.0%
    Thai-German Ceramic Industry PCL                              3,970,400      334,641       0.0%
    Thaicom PCL                                                   3,372,700      967,140       0.0%
    Thaifoods Group PCL Class F                                   7,096,900    1,106,361       0.0%
    Thaire Life Assurance PCL Class F                             2,447,500      783,262       0.0%
    Thitikorn PCL                                                 1,622,400      668,289       0.0%
    Thoresen Thai Agencies PCL                                    8,998,554    2,380,796       0.0%
    TICON Industrial Connection PCL Class F                       7,106,984    3,985,856       0.1%
    Tipco Asphalt PCL                                             4,065,200    2,331,436       0.0%
    TIPCO Foods PCL                                               2,066,682      831,650       0.0%
    TPBI Public Co.                                                  41,000       15,459       0.0%
    TPC Power Holdings Co., Ltd.                                  1,620,900      500,753       0.0%
    TPI Polene PCL                                               59,439,800    3,559,608       0.1%
    TRC Construction PCL                                         28,287,385      681,192       0.0%
    TTCL PCL(B5ML0D8)                                             1,350,871      308,184       0.0%
    TTCL PCL(BWY4Y10)                                             1,474,000      336,274       0.0%
    TTW PCL                                                      11,977,000    4,705,792       0.1%
*   U City PCL                                                   72,671,400       69,079       0.0%
    Unique Engineering & Construction PCL                         4,482,670    1,832,270       0.0%
    United Paper PCL                                              2,884,300    1,096,692       0.0%
*   United Power of Asia PCL Class F                                500,000        7,446       0.0%
    Univanich Palm Oil PCL                                        1,908,200      480,678       0.0%
    Univentures PCL                                               8,030,500    2,290,067       0.0%
    Vanachai Group PCL                                            5,178,959    1,476,889       0.0%
    VGI Global Media PCL                                         18,053,300    4,404,639       0.1%
    Vibhavadi Medical Center PCL                                 41,437,700    3,282,454       0.1%
    Vinythai PCL                                                  3,286,534    2,629,435       0.0%
    WHA Corp. PCL                                                48,061,400    6,030,518       0.1%
    Workpoint Entertainment PCL                                   1,187,340    2,332,544       0.0%
                                                                            ------------       ---
TOTAL THAILAND                                                               275,864,290       3.5%
                                                                            ------------       ---
TURKEY -- (1.5%)
#   Adana Cimento Sanayii TAS Class A                               597,080    1,000,038       0.0%
#*  Afyon Cimento Sanayi TAS                                        706,817    1,129,656       0.0%
#   Akcansa Cimento A.S.                                            508,879    1,255,827       0.0%
#*  Akenerji Elektrik Uretim A.S.                                 3,042,841      615,034       0.0%
    Aksa Akrilik Kimya Sanayii A.S.                                 775,850    2,541,082       0.1%
#*  Aksa Enerji Uretim A.S.                                       1,445,457    1,477,736       0.0%
    Aksigorta A.S.                                                  960,265    1,028,222       0.0%
#   Alarko Holding A.S.                                           1,054,314    1,514,771       0.0%
#   Albaraka Turk Katilim Bankasi A.S.                            4,195,697    1,627,400       0.0%
    Alkim Alkali Kimya A.S.                                         147,695      837,729       0.0%
    Anadolu Anonim Turk Sigorta Sirketi                           2,052,847    2,164,420       0.1%
    Anadolu Cam Sanayii A.S.                                      2,496,562    1,915,803       0.1%
    Anadolu Hayat Emeklilik A.S.                                    902,314    1,720,383       0.0%
#*  Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.                   150,053      425,595       0.0%
    AvivaSA Emeklilik ve Hayat A.S. Class A                          70,983      306,789       0.0%
#   Aygaz A.S.                                                      703,260    2,337,740       0.1%
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                          348,690      754,926       0.0%
#*  Baticim Bati Anadolu Cimento Sanayii A.S.                       383,478      609,673       0.0%
#*  Bera Holding A.S.                                             2,671,310    1,601,648       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TURKEY -- (Continued)
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.            1,361,900 $  981,262       0.0%
#*  Bizim Toptan Satis Magazalari A.S.                              410,191    809,938       0.0%
    Bolu Cimento Sanayii A.S.                                       504,714    820,389       0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                  574,604  1,763,194       0.0%
#   Borusan Yatirim ve Pazarlama A.S.                                23,691    227,404       0.0%
#*  Boyner Perakende Ve Tekstil Yatirimlari A.S.                    312,961    734,062       0.0%
#*  Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                474,006    803,392       0.0%
    Bursa Cimento Fabrikasi A.S.                                    289,855    391,392       0.0%
    Celebi Hava Servisi A.S.                                         63,837    529,311       0.0%
#   Cimsa Cimento Sanayi VE Ticaret A.S.                            601,879  1,863,914       0.0%
#*  Deva Holding A.S.                                               356,487    353,955       0.0%
#*  Dogan Sirketler Grubu Holding A.S.                           11,568,115  2,916,062       0.1%
#*  Dogus Otomotiv Servis ve Ticaret A.S.                           484,393    902,558       0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S.                       328,936    820,335       0.0%
#   EGE Endustri VE Ticaret A.S.                                     14,470  1,135,970       0.0%
    EGE Seramik Sanayi ve Ticaret A.S.                              274,358    243,572       0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi
      ve Ticaret A.S.                                             1,804,200  1,812,515       0.0%
#   Erbosan Erciyas Boru Sanayii ve Ticaret A.S.                     50,575    940,565       0.0%
#*  Fenerbahce Futbol A.S.                                           84,211    699,197       0.0%
#*  Flap Kongre Toplanti Hizmetleri & Turism A.S.                    30,189    118,390       0.0%
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.           1,483,600    830,018       0.0%
#*  Global Yatirim Holding A.S.                                   2,762,694  2,833,629       0.1%
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.             47,262    644,860       0.0%
#   Goodyear Lastikleri TAS                                         960,540    844,131       0.0%
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                1,592,055  1,767,597       0.0%
#*  GSD Holding AS                                                3,446,040    783,178       0.0%
#*  Gubre Fabrikalari TAS                                         1,206,045  1,143,918       0.0%
    Hektas Ticaret TAS                                              451,165  1,273,824       0.0%
#*  Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret A.S.            1,773,128    641,582       0.0%
#*  Ihlas Holding A.S.                                            8,173,996    885,619       0.0%
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret
      A.S.                                                          275,403    790,018       0.0%
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.           678,189    809,786       0.0%
#*  Is Finansal Kiralama A.S.                                     1,096,350  1,562,037       0.0%
    Is Yatirim Menkul Degerler A.S. Class A                         852,813    452,271       0.0%
#*  Izmir Demir Celik Sanayi A.S.                                 1,055,577    656,364       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A   2,124,050  1,763,268       0.0%
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B   1,033,126    864,117       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D   7,346,389  7,349,501       0.1%
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                       2,434,994  1,164,707       0.0%
#   Kartonsan Karton Sanayi ve Ticaret A.S.                           9,278    580,962       0.0%
#*  Kerevitas Gida Sanayi ve Ticaret A.S.                             8,914    172,987       0.0%
#   Konya Cimento Sanayii A.S.                                       13,263    731,031       0.0%
#   Kordsa Teknik Tekstil AS                                        494,072    857,709       0.0%
#*  Koza Altin Isletmeleri A.S.                                     226,641  2,537,669       0.1%
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.                  831,604  1,180,411       0.0%
*   Logo Yazilim Sanayi Ve Ticaret A.S.                              95,247  1,126,937       0.0%
#   Mardin Cimento Sanayii ve Ticaret A.S.                          379,497    410,908       0.0%
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                  2,397,037    561,428       0.0%
*   Migros Ticaret A.S.                                             384,519  2,160,021       0.1%
#*  NET Holding A.S.                                              2,565,316  1,260,595       0.0%
#*  Netas Telekomunikasyon A.S.                                     601,078  1,736,393       0.0%
    Nuh Cimento Sanayi A.S.                                         430,960  1,074,662       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
TURKEY -- (Continued)
#   Otokar Otomotiv Ve Savunma Sanayi A.S.                           83,957 $    1,662,470       0.0%
#*  Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.          499,000        446,349       0.0%
#*  Parsan Makina Parcalari Sanayii A.S.                            126,184        562,089       0.0%
*   Pegasus Hava Tasimaciligi A.S.                                  379,876      2,649,246       0.1%
    Pinar Entegre Et ve Un Sanayi A.S.                              152,148        344,814       0.0%
#   Pinar SUT Mamulleri Sanayii A.S.                                143,024        425,711       0.0%
#   Polisan Holding A.S.                                            219,857        335,709       0.0%
#*  Polyester Sanayi A.S.                                           505,365      1,655,298       0.0%
#   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.           1,472,408      1,270,004       0.0%
#*  Sekerbank TAS                                                 3,551,462      1,323,293       0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                     1,287,294      1,073,495       0.0%
#   Soda Sanayii A.S.                                             2,928,748      3,486,013       0.1%
#   Tat Gida Sanayi A.S.                                            766,213        917,373       0.0%
    TAV Havalimanlari Holding A.S.                                  252,209      1,357,535       0.0%
#   Tekfen Holding A.S.                                           1,560,177      5,904,082       0.1%
*   Teknosa Ic Ve Dis Ticaret A.S.                                  238,336        247,557       0.0%
#   Trakya Cam Sanayii A.S.                                       4,358,170      5,050,845       0.1%
#*  Tumosan Motor ve Traktor Sanayi A.S.                            569,872        838,595       0.0%
#   Turcas Petrol A.S.                                            1,214,852        635,081       0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                          102,376      1,526,364       0.0%
#   Turkiye Sinai Kalkinma Bankasi A.S.                          10,563,385      3,648,223       0.1%
    Ulker Biskuvi Sanayi A.S.                                        45,217        237,032       0.0%
#*  Vestel Elektronik Sanayi ve Ticaret A.S.                        834,662      2,037,718       0.1%
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.                    256,610      1,721,859       0.0%
#*  Zorlu Enerji Elektrik Uretim A.S.                             7,974,005      3,333,317       0.1%
                                                                            --------------      ----
TOTAL TURKEY                                                                   127,874,059       1.6%
                                                                            --------------      ----
TOTAL COMMON STOCKS                                                          7,627,416,664      97.4%
                                                                            --------------      ----
PREFERRED STOCKS -- (1.4%)
BRAZIL -- (1.3%)
    AES Tiete Energia SA                                              7,992          5,179       0.0%
    Alpargatas SA                                                 1,473,274      6,564,800       0.1%
    Banco ABC Brasil SA                                             835,329      4,473,274       0.1%
    Banco do Estado do Rio Grande do Sul SA Class B               1,885,945     10,815,436       0.1%
    Banco Pan SA                                                  1,866,640      1,012,393       0.0%
*   Banco Pine SA                                                   282,703        253,393       0.0%
*   Centrais Eletricas Santa Catarina                                79,700        680,016       0.0%
    Cia de Gas de Sao Paulo - COMGAS Class A                        255,476      4,328,186       0.1%
    Cia de Saneamento do Parana                                   1,830,601      5,575,620       0.1%
    Cia de Transmissao de Energia Eletrica Paulista                 515,958     10,015,170       0.1%
    Cia Energetica de Minas Gerais                                6,467,029     15,617,454       0.2%
    Cia Energetica de Sao Paulo Class B                           1,898,100      9,508,922       0.1%
    Cia Energetica do Ceara Class A                                 128,539      2,025,759       0.0%
    Cia Ferro Ligas da Bahia - Ferbasa                              458,849      2,725,693       0.0%
    Cia Paranaense de Energia                                       857,600      6,558,319       0.1%
    Eucatex SA Industria e Comercio                                 160,378        214,710       0.0%
*   Gol Linhas Aereas Inteligentes SA                               455,048      2,522,560       0.0%
    Grazziotin SA                                                     7,900         60,166       0.0%
    Marcopolo SA                                                  4,905,253      5,712,900       0.1%
    Randon SA Implementos e Participacoes                         2,137,857      5,345,863       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
BRAZIL -- (Continued)
     Unipar Carbocloro SA                                            323,085 $    2,621,052        0.0%
     Usinas Siderurgicas de Minas Gerais SA Class A                4,124,699     12,833,758        0.2%
                                                                             --------------      -----
TOTAL BRAZIL                                                                    109,470,623        1.4%
                                                                             --------------      -----
CHILE -- (0.0%)
     Coca-Cola Embonor SA Class B                                    605,718      1,711,091        0.0%
                                                                             --------------      -----
COLOMBIA -- (0.1%)
     Avianca Holdings SA                                           2,900,133      3,014,782        0.1%
     Banco Davivienda SA                                              57,316        688,864        0.0%
                                                                             --------------      -----
TOTAL COLOMBIA                                                                    3,703,646        0.1%
                                                                             --------------      -----
TOTAL PREFERRED STOCKS                                                          114,885,360        1.5%
                                                                             --------------      -----
RIGHTS/WARRANTS -- (0.0%)
INDONESIA -- (0.0%)
*    Medco Energi Internasional Tbk PT Warrants 12/11/20          15,662,433        607,922        0.0%
                                                                             --------------      -----
MALAYSIA -- (0.0%)
*    Hibiscus Petroleum Bhd Rights 03/18/21                        1,030,920         94,592        0.0%
*    Kim Loong Resources Bhd Rights 10/04/25                          49,854          4,130        0.0%
*    Protasco Bhd Rights 04/25/23                                    582,638          5,197        0.0%
*    Scomi Group Bhd Warrants 02/18/23                             2,054,750         31,422        0.0%
                                                                             --------------      -----
TOTAL MALAYSIA                                                                      135,341        0.0%
                                                                             --------------      -----
POLAND -- (0.0%)
*    Hawe SA Rights 09/30/15                                         846,548             --        0.0%
                                                                             --------------      -----
TAIWAN -- (0.0%)
*    Wafer Works Corp. Rights 06/08/18                                44,803         11,812        0.0%
                                                                             --------------      -----
THAILAND -- (0.0%)
*    Country Group Hold W3 03/29/19                                2,807,700        111,205        0.0%
*    Sri Ayudhya Capital PCL Warrants 05/20/20                       144,900         25,252        0.0%
                                                                             --------------      -----
TOTAL THAILAND                                                                      136,457        0.0%
                                                                             --------------      -----
TOTAL RIGHTS/WARRANTS                                                               891,532        0.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   7,743,193,556
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@ DFA Short Term Investment Fund                               47,054,399    544,419,393        7.0%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $7,029,209,424)                          $8,287,612,949      105.9%
                                                                             ==============      =====

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

At April 30, 2018, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                               UNREALIZED
                                NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                     CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                     --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)     650     06/15/18  $39,381,028 $37,446,500  $(1,934,528)
S&P 500(R) Emini Index             107     06/15/18   14,770,707  14,161,450     (609,257)
                                                     ----------- -----------  -----------
TOTAL FUTURES CONTRACTS                              $54,151,735 $51,607,950  $(2,543,785)
                                                     =========== ===========  ===========

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               --------------  -------------- ------- --------------
Common Stocks
   Brazil                      $  530,828,192              --   --    $  530,828,192
   Chile                              630,711  $  133,583,909   --       134,214,620
   China                           64,649,621   1,274,912,465   --     1,339,562,086
   Colombia                        19,138,493              --   --        19,138,493
   Greece                                  --      29,630,140   --        29,630,140
   Hong Kong                            2,081         658,531   --           660,612
   Hungary                                 --       7,507,336   --         7,507,336
   India                              825,665   1,108,526,590   --     1,109,352,255
   Indonesia                        1,101,770     220,384,444   --       221,486,214
   Malaysia                                --     254,515,726   --       254,515,726
   Mexico                         188,930,114          28,261   --       188,958,375
   Philippines                             --      92,272,728   --        92,272,728
   Poland                                  --      89,164,781   --        89,164,781
   South Africa                     7,263,561     507,904,599   --       515,168,160
   South Korea                             --   1,367,584,285   --     1,367,584,285
   Taiwan                              83,171   1,323,551,141   --     1,323,634,312
   Thailand                       275,502,166         362,124   --       275,864,290
   Turkey                                  --     127,874,059   --       127,874,059
Preferred Stocks
   Brazil                         109,470,623              --   --       109,470,623
   Chile                                   --       1,711,091   --         1,711,091
   Colombia                         3,703,646              --   --         3,703,646
Rights/Warrants
   Indonesia                               --         607,922   --           607,922
   Malaysia                                --         135,341   --           135,341
   Taiwan                                  --          11,812   --            11,812
   Thailand                                --         136,457   --           136,457
Securities Lending Collateral              --     544,419,393   --       544,419,393
Futures Contracts**                (2,543,785)             --   --        (2,543,785)
                               --------------  --------------   --    --------------
TOTAL                          $1,199,586,029  $7,085,483,135   --    $8,285,069,164
                               ==============  ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
COMMON STOCKS -- (97.7%)
Consumer Discretionary -- (13.4%)
*   1-800-Flowers.com, Inc. Class A                                 44,330 $    562,991       0.0%
    Aaron's, Inc.                                                   59,930    2,503,276       0.1%
#   Adient P.L.C.                                                   22,979    1,408,383       0.0%
*   Adtalem Global Education, Inc.                                  35,557    1,692,513       0.0%
#*  American Axle & Manufacturing Holdings, Inc.                    59,171      907,683       0.0%
#*  Ascena Retail Group, Inc.                                        6,576       14,599       0.0%
#*  Ascent Capital Group, Inc. Class A                               8,450       29,237       0.0%
#   Autoliv, Inc.                                                    9,404    1,260,606       0.0%
#*  AV Homes, Inc.                                                   3,852       64,136       0.0%
*   Ballantyne Strong, Inc.                                          9,030       42,893       0.0%
*   Barnes & Noble Education, Inc.                                   7,710       55,435       0.0%
#   Barnes & Noble, Inc.                                            55,600      308,580       0.0%
    Bassett Furniture Industries, Inc.                               2,900       84,245       0.0%
    Beasley Broadcast Group, Inc. Class A                            9,471      107,496       0.0%
*   Beazer Homes USA, Inc.                                           4,326       63,506       0.0%
#*  Belmond, Ltd. Class A                                           78,498      839,929       0.0%
    Best Buy Co., Inc.                                             197,800   15,137,634       0.2%
#   Big 5 Sporting Goods Corp.                                      16,901      141,968       0.0%
*   Biglari Holdings, Inc.                                               8        2,738       0.0%
#   BJ's Restaurants, Inc.                                          16,658      930,349       0.0%
*   Bridgepoint Education, Inc.                                      1,999       11,674       0.0%
#*  Build-A-Bear Workshop, Inc.                                     25,874      235,453       0.0%
    Caleres, Inc.                                                   74,697    2,444,833       0.1%
    Callaway Golf Co.                                               67,043    1,157,162       0.0%
*   Cambium Learning Group, Inc.                                    37,733      382,613       0.0%
    Canterbury Park Holding Corp.                                    2,755       41,049       0.0%
    Carnival Corp.                                                 489,649   30,877,266       0.5%
#   Carriage Services, Inc.                                         20,916      544,443       0.0%
*   Cavco Industries, Inc.                                           7,600    1,294,660       0.0%
#   CBS Corp. Class A                                               14,832      734,036       0.0%
*   Century Communities, Inc.                                        1,809       55,627       0.0%
*   Charter Communications, Inc. Class A                           339,394   92,074,198       1.4%
    Churchill Downs, Inc.                                            7,682    2,109,477       0.1%
    Citi Trends, Inc.                                                3,415      104,601       0.0%
    Columbia Sportswear Co.                                          8,634      716,708       0.0%
    Comcast Corp. Class A                                        7,135,970  223,998,098       3.3%
#*  Conn's, Inc.                                                    25,450      648,975       0.0%
#   Cooper Tire & Rubber Co.                                        12,345      301,835       0.0%
*   Cooper-Standard Holdings, Inc.                                   5,802      718,288       0.0%
#   Core-Mark Holding Co., Inc.                                     96,236    1,983,424       0.1%
    CSS Industries, Inc.                                            10,465      178,533       0.0%
    Culp, Inc.                                                      10,036      296,564       0.0%
*   Deckers Outdoor Corp.                                           18,126    1,690,431       0.0%
#*  Delta Apparel, Inc.                                              7,532      136,254       0.0%
#   Dillard's, Inc. Class A                                        120,300    8,968,365       0.2%
#*  Discovery, Inc. Class B                                          3,762      132,799       0.0%
*   Discovery, Inc. Class C                                          3,762       83,592       0.0%
#*  Dixie Group, Inc. (The)                                         11,800       35,400       0.0%
#*  Dorman Products, Inc.                                            9,311      598,325       0.0%
    DR Horton, Inc.                                                208,125    9,186,637       0.2%
#*  Educational Development Corp.                                    1,679       40,800       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Eldorado Resorts, Inc.                                          18,512 $   749,736       0.0%
    Escalade, Inc.                                                     277       3,670       0.0%
#   EW Scripps Co. (The) Class A                                    81,265     904,479       0.0%
#   Finish Line, Inc. (The) Class A                                 38,600     523,802       0.0%
    Flanigan's Enterprises, Inc.                                       865      21,582       0.0%
    Flexsteel Industries, Inc.                                       2,068      75,813       0.0%
    Ford Motor Co.                                               2,868,969  32,247,212       0.5%
#   Fred's, Inc. Class A                                            32,745      78,424       0.0%
*   G-III Apparel Group, Ltd.                                       31,225   1,139,400       0.0%
#   GameStop Corp. Class A                                         104,752   1,429,865       0.0%
    Gaming Partners International Corp.                                500       4,450       0.0%
#   Gannett Co., Inc.                                               59,819     578,450       0.0%
#*  GCI Liberty, Inc. Class A                                      123,145   5,492,267       0.1%
    General Motors Co.                                           1,095,598  40,252,270       0.6%
#*  Genesco, Inc.                                                    6,456     275,994       0.0%
    Gentex Corp.                                                    35,743     812,796       0.0%
*   Gentherm, Inc.                                                   1,581      53,438       0.0%
    Goodyear Tire & Rubber Co. (The)                                21,510     540,116       0.0%
    Graham Holdings Co. Class B                                      5,780   3,485,629       0.1%
#*  Gray Television, Inc.                                           46,874     529,676       0.0%
#   Group 1 Automotive, Inc.                                        57,936   3,786,118       0.1%
#   Guess?, Inc.                                                    59,800   1,392,742       0.0%
#   Hamilton Beach Brands Holding Co. Class A                       11,699     260,303       0.0%
#   Haverty Furniture Cos., Inc.                                    33,479     607,644       0.0%
*   Helen of Troy, Ltd.                                             61,653   5,496,365       0.1%
    Hooker Furniture Corp.                                          14,814     559,228       0.0%
    Hyatt Hotels Corp. Class A                                      14,601   1,122,379       0.0%
    ILG, Inc.                                                          900      30,717       0.0%
    International Speedway Corp. Class A                            24,844   1,021,088       0.0%
*   J Alexander's Holdings, Inc.                                     2,666      31,859       0.0%
#*  JAKKS Pacific, Inc.                                              6,201      14,572       0.0%
#*  JC Penney Co., Inc.                                             85,215     247,976       0.0%
    John Wiley & Sons, Inc. Class A                                  1,300      85,735       0.0%
    Johnson Outdoors, Inc. Class A                                  15,588   1,009,479       0.0%
    KB Home                                                         30,800     817,740       0.0%
#   Kohl's Corp.                                                    14,353     891,608       0.0%
#   La-Z-Boy, Inc.                                                  56,332   1,622,362       0.0%
*   Lakeland Industries, Inc.                                        9,887     128,037       0.0%
#*  Lands' End, Inc.                                                16,864     326,318       0.0%
    Lennar Corp. Class A                                           224,100  11,852,649       0.2%
    Lennar Corp. Class B                                            12,506     533,881       0.0%
#*  Liberty Broadband Corp. Class A                                 24,095   1,698,216       0.0%
*   Liberty Broadband Corp. Class B                                  1,905     135,684       0.0%
#*  Liberty Broadband Corp. Class C                                 67,601   4,792,235       0.1%
*   Liberty Expedia Holdings, Inc. Class A                          80,904   3,300,883       0.1%
*   Liberty Expedia Holdings, Inc. Class B                           3,457     144,122       0.0%
#*  Liberty Media Corp.-Liberty Braves Class A                       7,613     167,258       0.0%
*   Liberty Media Corp.-Liberty Braves Class B                         762      17,945       0.0%
#*  Liberty Media Corp.-Liberty Braves Class C                      16,901     372,498       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class A                 17,043     479,079       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class C                 44,409   1,310,954       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A                    96,383   4,025,918       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE+    OF NET ASSETS**
                                                                        ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*          Liberty Media Corp.-Liberty SiriusXM Class B                   7,622 $   329,385       0.0%
*          Liberty Media Corp.-Liberty SiriusXM Class C                 208,010   8,665,697       0.1%
*          Liberty TripAdvisor Holdings, Inc. Class A                    76,802     706,578       0.0%
*          Liberty TripAdvisor Holdings, Inc. Class B                     3,570      35,878       0.0%
(degrees)* Liberty Ventures Series B                                      5,186     282,430       0.0%
           Lifetime Brands, Inc.                                         16,431     195,529       0.0%
#          Lions Gate Entertainment Corp. Class A                         4,691     116,759       0.0%
           Lions Gate Entertainment Corp. Class B                             1          23       0.0%
#          Lithia Motors, Inc. Class A                                   34,933   3,348,677       0.1%
*          Luby's, Inc.                                                   1,284       3,313       0.0%
*          M/I Homes, Inc.                                               37,930   1,156,106       0.0%
*          Madison Square Garden Co. (The) Class A                       11,952   2,904,575       0.1%
           Marcus Corp. (The)                                            18,899     563,190       0.0%
#*         MarineMax, Inc.                                               29,164     629,942       0.0%
#          Marriott Vacations Worldwide Corp.                             2,531     310,326       0.0%
#          Meredith Corp.                                                32,676   1,692,617       0.0%
*          Meritage Homes Corp.                                          28,156   1,252,942       0.0%
           MGM Resorts International                                    227,871   7,159,707       0.1%
*          Modine Manufacturing Co.                                      14,650     251,980       0.0%
*          Mohawk Industries, Inc.                                       98,740  20,723,551       0.3%
*          Monarch Casino & Resort, Inc.                                  1,103      47,054       0.0%
#*         Motorcar Parts of America, Inc.                               14,638     278,707       0.0%
#          Movado Group, Inc.                                            21,998     867,821       0.0%
#*         MSG Networks, Inc. Class A                                    29,558     605,939       0.0%
#*         Murphy USA, Inc.                                              30,778   1,925,779       0.0%
#          Newell Brands, Inc.                                          209,562   5,790,198       0.1%
           News Corp. Class A                                           402,247   6,427,907       0.1%
           News Corp. Class B                                            99,903   1,623,424       0.0%
#          Nexstar Media Group, Inc. Class A                              5,246     326,563       0.0%
#          Office Depot, Inc.                                           181,609     415,885       0.0%
*          Overstock.com, Inc.                                           20,830     793,623       0.0%
#          Penske Automotive Group, Inc.                                 43,845   1,977,409       0.0%
*          Perry Ellis International, Inc.                               15,092     391,637       0.0%
           PulteGroup, Inc.                                             143,221   4,348,190       0.1%
           PVH Corp.                                                     31,964   5,103,692       0.1%
*          Qurate Retail Group, Inc. QVC Group Class A                  815,470  19,090,153       0.3%
#*         Qurate Retail Group, Inc. QVC Group Class B                   35,706     851,945       0.0%
           RCI Hospitality Holdings, Inc.                                12,026     326,987       0.0%
#*         Red Robin Gourmet Burgers, Inc.                               31,175   1,943,761       0.0%
#*         Regis Corp.                                                   44,912     701,525       0.0%
           Rocky Brands, Inc.                                             8,729     208,187       0.0%
           Royal Caribbean Cruises, Ltd.                                322,500  34,891,275       0.5%
           Saga Communications, Inc. Class A                              8,693     322,510       0.0%
           Salem Media Group, Inc.                                       10,922      34,404       0.0%
           Scholastic Corp.                                              31,200   1,291,680       0.0%
#*         Shiloh Industries, Inc.                                       15,461     128,481       0.0%
#          Shoe Carnival, Inc.                                           32,650     795,680       0.0%
#          Sinclair Broadcast Group, Inc. Class A                         3,500      99,225       0.0%
#          Sonic Automotive, Inc. Class A                                17,000     336,600       0.0%
           Speedway Motorsports, Inc.                                    14,935     263,603       0.0%
           Standard Motor Products, Inc.                                 37,342   1,693,460       0.0%
*          Stoneridge, Inc.                                              19,361     509,775       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Discretionary -- (Continued)
#   Strattec Security Corp.                                          5,224 $    170,825       0.0%
#   Superior Industries International, Inc.                         23,275      306,066       0.0%
    Superior Uniform Group, Inc.                                    17,956      481,580       0.0%
*   Tandy Leather Factory, Inc.                                      9,974       73,808       0.0%
    Target Corp.                                                   277,933   20,177,936       0.3%
*   Taylor Morrison Home Corp. Class A                              24,886      591,291       0.0%
    TEGNA, Inc.                                                    155,539    1,644,047       0.0%
    Thor Industries, Inc.                                              961      102,001       0.0%
    Time Warner, Inc.                                            1,534,860  145,504,728       2.2%
    Toll Brothers, Inc.                                            179,799    7,580,326       0.1%
*   TopBuild Corp.                                                     300       23,910       0.0%
#*  Tuesday Morning Corp.                                           60,500      214,775       0.0%
    Twenty-First Century Fox, Inc. Class A                         987,646   36,108,338       0.6%
    Twenty-First Century Fox, Inc. Class B                         429,924   15,507,359       0.2%
#*  Unifi, Inc.                                                     41,401    1,225,884       0.0%
#*  Universal Electronics, Inc.                                      3,206      148,438       0.0%
#*  Urban Outfitters, Inc.                                          18,300      736,941       0.0%
#*  Vista Outdoor, Inc.                                             59,750    1,000,812       0.0%
    Walt Disney Co. (The)                                           26,220    2,630,653       0.1%
    Whirlpool Corp.                                                 30,049    4,656,093       0.1%
*   William Lyon Homes Class A                                      23,600      633,896       0.0%
                                                                           ------------      ----
Total Consumer Discretionary                                                929,684,969      13.7%
                                                                           ------------      ----
Consumer Staples -- (5.6%)
    Alico, Inc.                                                        960       31,008       0.0%
*   Alliance One International, Inc.                                 3,508       73,317       0.0%
    Andersons, Inc. (The)                                           23,660      772,499       0.0%
    Archer-Daniels-Midland Co.                                     813,476   36,915,541       0.6%
    Bunge, Ltd.                                                    118,184    8,536,430       0.1%
*   CCA Industries, Inc.                                             8,323       24,968       0.0%
#*  Central Garden & Pet Co.                                        25,184      944,148       0.0%
*   Central Garden & Pet Co. Class A                                48,121    1,708,295       0.0%
    Constellation Brands, Inc. Class B                              12,615    2,932,987       0.1%
*   Craft Brew Alliance, Inc.                                        9,754      188,252       0.0%
*   Darling Ingredients, Inc.                                       43,600      747,304       0.0%
    Fresh Del Monte Produce, Inc.                                   39,437    1,938,329       0.0%
#*  Hain Celestial Group, Inc. (The)                                87,292    2,542,816       0.0%
#   Ingles Markets, Inc. Class A                                    11,437      391,717       0.0%
    Ingredion, Inc.                                                 62,117    7,521,748       0.1%
#   JM Smucker Co. (The)                                           108,204   12,343,912       0.2%
    John B. Sanfilippo & Son, Inc.                                  10,428      593,249       0.0%
    Kraft Heinz Co. (The)                                          180,916   10,200,044       0.2%
*   Landec Corp.                                                    37,056      492,845       0.0%
#   Molson Coors Brewing Co. Class A                                 1,908      129,820       0.0%
    Molson Coors Brewing Co. Class B                               186,550   13,289,822       0.2%
    Mondelez International, Inc. Class A                         2,081,099   82,203,410       1.2%
    Nature's Sunshine Products, Inc.                                 1,029        9,518       0.0%
    Oil-Dri Corp. of America                                         5,047      195,622       0.0%
#*  Pilgrim's Pride Corp.                                            7,300      157,680       0.0%
#*  Post Holdings, Inc.                                             50,201    3,994,494       0.1%
#   Sanderson Farms, Inc.                                           17,700    1,967,532       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Staples -- (Continued)
    Seaboard Corp.                                                   1,812 $  7,260,775       0.1%
*   Seneca Foods Corp. Class A                                       6,301      173,593       0.0%
*   Seneca Foods Corp. Class B                                         300        8,880       0.0%
    SpartanNash Co.                                                 32,983      599,631       0.0%
    Tyson Foods, Inc. Class A                                      405,030   28,392,603       0.4%
    Universal Corp.                                                 22,290    1,048,745       0.0%
    Walgreens Boots Alliance, Inc.                                 702,679   46,693,020       0.7%
    Walmart, Inc.                                                1,266,497  112,034,325       1.7%
#   Weis Markets, Inc.                                              11,602      533,924       0.0%
                                                                           ------------       ---
Total Consumer Staples                                                      387,592,803       5.7%
                                                                           ------------       ---
Energy -- (13.4%)
    Adams Resources & Energy, Inc.                                   6,004      274,983       0.0%
    Anadarko Petroleum Corp.                                       258,932   17,431,302       0.3%
    Andeavor                                                       185,538   25,663,616       0.4%
#   Apache Corp.                                                    15,708      643,243       0.0%
    Arch Coal, Inc. Class A                                          3,347      270,538       0.0%
#   Archrock, Inc.                                                  69,200      747,360       0.0%
#   Baker Hughes a GE Co.                                            4,305      155,454       0.0%
#   Bristow Group, Inc.                                             32,315      518,656       0.0%
#*  Callon Petroleum Co.                                            87,316    1,214,566       0.0%
    Chevron Corp.                                                1,121,044  140,253,815       2.1%
*   Cloud Peak Energy, Inc.                                         33,115      105,637       0.0%
#*  Concho Resources, Inc.                                          40,987    6,443,566       0.1%
    ConocoPhillips                                               1,489,306   97,549,543       1.4%
*   Dawson Geophysical Co.                                              11           79       0.0%
    Delek US Holdings, Inc.                                         69,731    3,303,157       0.1%
    Devon Energy Corp.                                              60,406    2,194,550       0.0%
*   Dorian LPG, Ltd.                                                 3,567       25,647       0.0%
#   Ensco P.L.C. Class A                                           186,369    1,052,985       0.0%
    EOG Resources, Inc.                                              8,874    1,048,641       0.0%
*   Era Group, Inc.                                                 24,458      258,032       0.0%
*   Exterran Corp.                                                  34,600    1,013,434       0.0%
    Exxon Mobil Corp.                                            2,900,873  225,542,876       3.3%
#   Green Plains, Inc.                                              26,534      493,532       0.0%
#   Gulf Island Fabrication, Inc.                                   13,009      130,090       0.0%
#*  Gulfport Energy Corp.                                           17,252      160,444       0.0%
#*  Helix Energy Solutions Group, Inc.                             103,010      795,237       0.0%
#   Helmerich & Payne, Inc.                                         95,808    6,663,446       0.1%
#   Hess Corp.                                                     165,152    9,412,012       0.2%
    HollyFrontier Corp.                                             32,210    1,954,825       0.0%
#*  Hornbeck Offshore Services, Inc.                                 6,900       24,840       0.0%
#*  International Seaways, Inc.                                         12          242       0.0%
    Kinder Morgan, Inc.                                          1,124,143   17,783,942       0.3%
#*  Kosmos Energy, Ltd.                                             26,900      189,376       0.0%
    Marathon Oil Corp.                                             467,019    8,523,097       0.1%
    Marathon Petroleum Corp.                                       903,936   67,713,846       1.0%
*   Matrix Service Co.                                              15,423      237,514       0.0%
#   Murphy Oil Corp.                                               117,193    3,528,681       0.1%
#   Nabors Industries, Ltd.                                        344,211    2,619,446       0.0%
    NACCO Industries, Inc. Class A                                   6,832      251,759       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Energy -- (Continued)
#   National Oilwell Varco, Inc.                                 213,118 $  8,241,273       0.1%
*   Natural Gas Services Group, Inc.                              15,026      362,127       0.0%
#*  Newfield Exploration Co.                                       5,300      157,940       0.0%
#*  Newpark Resources, Inc.                                       85,815      901,057       0.0%
#   Noble Energy, Inc.                                           133,794    4,526,251       0.1%
*   Oasis Petroleum, Inc.                                        119,212    1,314,908       0.0%
    Occidental Petroleum Corp.                                   484,588   37,439,269       0.6%
#   Oceaneering International, Inc.                               16,983      360,719       0.0%
#*  Parker Drilling Co.                                           83,844       52,855       0.0%
    Patterson-UTI Energy, Inc.                                   155,425    3,329,203       0.1%
    PBF Energy, Inc. Class A                                      28,700    1,100,071       0.0%
*   PDC Energy, Inc.                                              26,003    1,392,201       0.0%
    Peabody Energy Corp.                                          41,000    1,510,850       0.0%
*   PHI, Inc. Non-Voting                                          13,870      173,791       0.0%
    Phillips 66                                                  775,455   86,315,896       1.3%
*   Pioneer Energy Services Corp.                                 74,262      256,204       0.0%
    Pioneer Natural Resources Co.                                 88,400   17,817,020       0.3%
*   QEP Resources, Inc.                                           71,156      866,680       0.0%
#*  REX American Resources Corp.                                   4,050      302,859       0.0%
#*  Rowan Cos. P.L.C. Class A                                    118,378    1,709,378       0.0%
    Schlumberger, Ltd.                                           577,687   39,606,221       0.6%
#*  SEACOR Holdings, Inc.                                         16,104      883,143       0.0%
#*  SEACOR Marine Holdings, Inc.                                  12,678      300,342       0.0%
#   SemGroup Corp. Class A                                        18,242      458,786       0.0%
#   Ship Finance International, Ltd.                              12,481      177,854       0.0%
#   SM Energy Co.                                                 17,976      430,525       0.0%
#*  SRC Energy, Inc.                                             108,967    1,202,996       0.0%
#*  Transocean, Ltd.                                               9,000      111,330       0.0%
#*  Unit Corp.                                                    52,140    1,182,535       0.0%
#   US Silica Holdings, Inc.                                      40,824    1,229,211       0.0%
    Valero Energy Corp.                                          605,899   67,212,376       1.0%
#*  Whiting Petroleum Corp.                                        4,001      163,321       0.0%
    Williams Cos., Inc. (The)                                    216,857    5,579,731       0.1%
    World Fuel Services Corp.                                      2,018       43,326       0.0%
                                                                         ------------      ----
Total Energy                                                              932,906,258      13.7%
                                                                         ------------      ----
Financials -- (23.4%)
    1st Constitution Bancorp                                         995       21,492       0.0%
#   1st Source Corp.                                              45,305    2,355,860       0.0%
    Aflac, Inc.                                                  428,750   19,538,137       0.3%
    Alleghany Corp.                                                3,115    1,790,097       0.0%
    Allstate Corp. (The)                                         169,260   16,557,013       0.3%
    American Equity Investment Life Holding Co.                   88,700    2,678,740       0.0%
    American Financial Group, Inc.                               168,865   19,118,895       0.3%
    American International Group, Inc.                           665,461   37,265,816       0.6%
    American National Insurance Co.                               23,302    2,811,852       0.1%
    AmeriServ Financial, Inc.                                     30,968      126,969       0.0%
*   Arch Capital Group, Ltd.                                       3,094      247,922       0.0%
    Argo Group International Holdings, Ltd.                       59,381    3,470,819       0.1%
    Aspen Insurance Holdings, Ltd.                               102,623    4,356,346       0.1%
    Associated Banc-Corp                                          74,242    1,963,701       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
    Assurant, Inc.                                                  65,820 $  6,109,412       0.1%
    Assured Guaranty, Ltd.                                         122,989    4,463,271       0.1%
    Asta Funding, Inc.                                                 885        3,098       0.0%
*   Atlanticus Holdings Corp.                                       12,567       27,522       0.0%
    Axis Capital Holdings, Ltd.                                     17,810    1,045,447       0.0%
    Baldwin & Lyons, Inc. Class A                                      300        7,170       0.0%
    Baldwin & Lyons, Inc. Class B                                    5,929      138,146       0.0%
*   Bancorp, Inc. (The)                                                459        4,751       0.0%
    Bank of America Corp.                                        5,929,137  177,399,779       2.6%
    Bank of New York Mellon Corp. (The)                            750,997   40,936,846       0.6%
    BankFinancial Corp.                                             18,849      319,114       0.0%
    Banner Corp.                                                     1,628       93,447       0.0%
#   Bar Harbor Bankshares                                            2,733       79,858       0.0%
    BB&T Corp.                                                     249,646   13,181,309       0.2%
    BCB Bancorp, Inc.                                                1,059       16,415       0.0%
    Berkshire Hills Bancorp, Inc.                                   30,747    1,166,849       0.0%
#*  Brighthouse Financial, Inc.                                     86,355    4,385,107       0.1%
#*  Cannae Holdings, Inc.                                           15,438      318,949       0.0%
    Capital City Bank Group, Inc.                                   14,283      319,654       0.0%
    Capital One Financial Corp.                                    372,872   33,789,661       0.5%
    Capitol Federal Financial, Inc.                                  9,250      115,348       0.0%
    Carolina Financial Corp.                                         1,153       45,209       0.0%
    Cathay General Bancorp                                          17,730      709,377       0.0%
    Century Bancorp, Inc. Class A                                      495       39,600       0.0%
    Chubb, Ltd.                                                    159,855   21,687,528       0.3%
    Cincinnati Financial Corp.                                      12,284      864,057       0.0%
    CIT Group, Inc.                                                 45,907    2,430,776       0.0%
    Citigroup, Inc.                                              1,870,326  127,687,156       1.9%
    Citizens Community Bancorp, Inc.                                10,355      144,659       0.0%
    CME Group, Inc.                                                 77,028   12,145,775       0.2%
    CNA Financial Corp.                                            199,398   10,061,623       0.2%
    CNO Financial Group, Inc.                                      301,264    6,459,100       0.1%
    Codorus Valley Bancorp, Inc.                                       151        4,411       0.0%
#   Community West Bancshares                                          400        4,580       0.0%
#*  Consumer Portfolio Services, Inc.                               26,500       90,630       0.0%
#*  Cowen, Inc.                                                      3,989       61,830       0.0%
#*  Customers Bancorp, Inc.                                          1,100       31,702       0.0%
    Donegal Group, Inc. Class A                                     12,386      172,413       0.0%
*   E*TRADE Financial Corp.                                         89,699    5,442,935       0.1%
    EMC Insurance Group, Inc.                                       23,450      609,231       0.0%
    Enterprise Financial Services Corp.                                436       22,171       0.0%
    ESSA Bancorp, Inc.                                               8,217      120,133       0.0%
    Evans Bancorp, Inc.                                              1,681       76,149       0.0%
    Everest Re Group, Ltd.                                          34,913    8,123,208       0.1%
    Farmers Capital Bank Corp.                                         302       15,145       0.0%
#   FBL Financial Group, Inc. Class A                               24,660    1,917,315       0.0%
    Federal Agricultural Mortgage Corp. Class A                        177       14,270       0.0%
#   Federal Agricultural Mortgage Corp. Class C                      9,200      786,692       0.0%
    Federated National Holding Co.                                  13,665      230,939       0.0%
    Fidelity Southern Corp.                                          7,213      163,951       0.0%
    Fifth Third Bancorp                                            173,516    5,755,526       0.1%
*   First Acceptance Corp.                                          27,347       22,971       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
    First American Financial Corp.                                  61,982 $  3,167,900       0.1%
    First Bancorp                                                   16,138      615,665       0.0%
    First Business Financial Services, Inc.                            964       25,054       0.0%
    First Citizens BancShares, Inc. Class A                          8,627    3,729,366       0.1%
    First Commonwealth Financial Corp.                              30,547      462,482       0.0%
    First Community Bancshares, Inc.                                   183        5,678       0.0%
    First Defiance Financial Corp.                                  10,880      649,101       0.0%
#   First Financial Bancorp                                         62,437    1,932,425       0.0%
    First Financial Northwest, Inc.                                 25,371      428,770       0.0%
    First Interstate Bancsystem, Inc. Class A                        2,348       95,094       0.0%
    First Merchants Corp.                                           36,312    1,564,321       0.0%
#   First Midwest Bancorp, Inc.                                     57,537    1,398,724       0.0%
#   FNB Corp.                                                      103,317    1,343,121       0.0%
*   Genworth Financial, Inc. Class A                                34,964       96,501       0.0%
#   Global Indemnity, Ltd.                                           8,282      338,651       0.0%
    Goldman Sachs Group, Inc. (The)                                209,155   49,847,911       0.7%
    Great Southern Bancorp, Inc.                                     1,616       85,406       0.0%
    Great Western Bancorp, Inc.                                      8,161      335,744       0.0%
    Guaranty Federal Bancshares, Inc.                                1,684       39,557       0.0%
*   Hallmark Financial Services, Inc.                               16,734      171,858       0.0%
    Hancock Holding Co.                                             37,600    1,836,760       0.0%
    Hanover Insurance Group, Inc. (The)                             88,829   10,202,011       0.2%
    Hartford Financial Services Group, Inc. (The)                  245,844   13,236,241       0.2%
#   Heartland Financial USA, Inc.                                      465       24,947       0.0%
    Hilltop Holdings, Inc.                                          26,171      586,754       0.0%
*   HMN Financial, Inc.                                              3,456       66,355       0.0%
    Home Bancorp, Inc.                                                 719       31,169       0.0%
    Hope Bancorp, Inc.                                              16,628      287,498       0.0%
    HopFed Bancorp, Inc.                                             6,781      101,647       0.0%
    Horace Mann Educators Corp.                                     58,206    2,601,808       0.0%
    Huntington Bancshares, Inc.                                     70,847    1,056,329       0.0%
    Iberiabank Corp.                                                13,797    1,034,085       0.0%
    Infinity Property & Casualty Corp.                              15,800    2,085,600       0.0%
    International Bancshares Corp.                                   5,000      199,000       0.0%
#   Investment Technology Group, Inc.                               23,677      478,749       0.0%
    Investors Title Co.                                              1,069      208,134       0.0%
    Janus Henderson Group P.L.C.                                    62,621    1,978,197       0.0%
    JPMorgan Chase & Co.                                         2,748,095  298,937,774       4.4%
#   Kemper Corp.                                                    39,635    2,675,363       0.0%
    Kentucky First Federal Bancorp                                   2,300       20,240       0.0%
    KeyCorp                                                        526,210   10,482,103       0.2%
    Lakeland Bancorp, Inc.                                           8,740      170,430       0.0%
    Landmark Bancorp, Inc.                                           2,390       68,832       0.0%
#   Legg Mason, Inc.                                                43,400    1,722,980       0.0%
    Lincoln National Corp.                                         134,595    9,507,791       0.2%
    Loews Corp.                                                    243,798   12,789,643       0.2%
    M&T Bank Corp.                                                   4,341      791,234       0.0%
    Macatawa Bank Corp.                                                291        3,108       0.0%
#   Mackinac Financial Corp.                                         6,893      108,703       0.0%
*   Malvern Bancorp, Inc.                                              867       22,065       0.0%
    Marlin Business Services Corp.                                  14,241      390,203       0.0%
    MB Financial, Inc.                                              19,678      838,676       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                PERCENTAGE
                                                         SHARES     VALUE+    OF NET ASSETS**
                                                        --------- ----------- ---------------
Financials -- (Continued)
*          MBIA, Inc.                                      82,267 $   700,915       0.0%
           MBT Financial Corp.                              9,396      95,604       0.0%
           Mercantile Bank Corp.                            4,422     156,097       0.0%
           MetLife, Inc.                                  949,912  45,282,305       0.7%
*          MGIC Investment Corp.                           30,300     303,606       0.0%
           MidWestOne Financial Group, Inc.                   346      11,165       0.0%
           Morgan Stanley                               1,102,617  56,917,090       0.8%
#          MutualFirst Financial, Inc.                      2,300      84,525       0.0%
           National Western Life Group, Inc. Class A          900     285,669       0.0%
           Navigators Group, Inc. (The)                     7,370     416,405       0.0%
#          New York Community Bancorp, Inc.                52,185     619,958       0.0%
(degrees)  NewStar Financial, Inc.                         41,166      20,265       0.0%
           Northrim BanCorp, Inc.                           5,734     201,837       0.0%
           OFG Bancorp                                     30,191     407,579       0.0%
           Old National Bancorp                            46,415     798,338       0.0%
           Old Republic International Corp.               174,823   3,566,389       0.1%
           Oppenheimer Holdings, Inc. Class A               3,097      83,154       0.0%
           PacWest Bancorp                                  1,076      55,134       0.0%
#          People's United Financial, Inc.                 92,156   1,685,533       0.0%
#          Peoples Bancorp of North Carolina, Inc.            275       8,456       0.0%
           Peoples Bancorp, Inc.                           15,923     570,999       0.0%
#*         PHH Corp.                                       33,325     353,578       0.0%
#          Piper Jaffray Cos.                                 312      21,856       0.0%
           PNC Financial Services Group, Inc. (The)       217,040  31,603,194       0.5%
           Popular, Inc.                                   61,036   2,825,356       0.1%
           Premier Financial Bancorp, Inc.                  4,877      95,979       0.0%
           Principal Financial Group, Inc.                218,754  12,954,612       0.2%
           Provident Financial Holdings, Inc.                 544       9,982       0.0%
           Provident Financial Services, Inc.              23,359     610,137       0.0%
           Prudential Financial, Inc.                     497,625  52,907,490       0.8%
           Radian Group, Inc.                             161,945   2,315,814       0.0%
           Regions Financial Corp.                      1,302,555  24,357,778       0.4%
           Reinsurance Group of America, Inc.             153,566  22,942,760       0.3%
           RenaissanceRe Holdings, Ltd.                    20,967   2,852,351       0.1%
#          Renasant Corp.                                  42,102   1,904,273       0.0%
           Riverview Bancorp, Inc.                          1,682      15,794       0.0%
           Safety Insurance Group, Inc.                    26,197   2,095,760       0.0%
           Sandy Spring Bancorp, Inc.                       9,125     361,624       0.0%
*          Select Bancorp, Inc.                               600       7,824       0.0%
#          Selective Insurance Group, Inc.                 45,200   2,675,840       0.0%
           SI Financial Group, Inc.                         5,661      80,952       0.0%
#          Simmons First National Corp. Class A            22,648     683,970       0.0%
           South State Corp.                                  838      72,529       0.0%
           Southern National Bancorp of Virginia, Inc.        193       3,136       0.0%
#          State Auto Financial Corp.                      15,100     471,573       0.0%
#          Sterling Bancorp                               139,478   3,312,603       0.1%
           Stewart Information Services Corp.              12,271     511,823       0.0%
           Stifel Financial Corp.                          23,200   1,352,096       0.0%
#          SunTrust Banks, Inc.                           255,532  17,069,538       0.3%
           Synchrony Financial                            544,549  18,062,690       0.3%
           Synovus Financial Corp.                         13,996     731,571       0.0%
           Timberland Bancorp, Inc.                         2,500      81,625       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Financials -- (Continued)
    Tiptree, Inc.                                                   37,071 $      235,401       0.0%
    Travelers Cos., Inc. (The)                                     184,026     24,217,822       0.4%
    Trico Bancshares                                                   854         31,914       0.0%
#   Trustmark Corp.                                                 26,783        838,576       0.0%
    Umpqua Holdings Corp.                                           73,432      1,730,058       0.0%
*   Unico American Corp.                                             1,900         14,630       0.0%
#   Union Bankshares Corp.                                          37,042      1,400,558       0.0%
#   United Bankshares, Inc.                                         12,121        411,508       0.0%
    United Financial Bancorp, Inc.                                   9,193        151,960       0.0%
    United Fire Group, Inc.                                         24,429      1,228,534       0.0%
    United Security Bancshares                                         440          4,884       0.0%
#   Unity Bancorp, Inc.                                              3,999         87,978       0.0%
    Univest Corp. of Pennsylvania                                      156          4,485       0.0%
    Unum Group                                                     517,445     25,033,989       0.4%
    Validus Holdings, Ltd.                                           8,958        607,084       0.0%
#   Valley National Bancorp                                         13,468        169,023       0.0%
    Voya Financial, Inc.                                            14,373        752,427       0.0%
    Washington Federal, Inc.                                        97,887      3,107,912       0.1%
    Waterstone Financial, Inc.                                       1,426         24,456       0.0%
    Wells Fargo & Co.                                            3,633,493    188,796,296       2.8%
    WesBanco, Inc.                                                  31,678      1,387,496       0.0%
#   Western New England Bancorp, Inc.                               11,698        126,338       0.0%
    Wintrust Financial Corp.                                        24,224      2,166,837       0.0%
    WR Berkley Corp.                                                 5,305        395,541       0.0%
    XL Group, Ltd.                                                 240,766     13,384,182       0.2%
#   Zions Bancorporation                                            53,325      2,919,544       0.1%
                                                                           --------------      ----
Total Financials                                                            1,627,890,196      24.0%
                                                                           --------------      ----
Health Care -- (13.6%)
    Abbott Laboratories                                            915,297     53,206,215       0.8%
#   Aceto Corp.                                                     31,686         79,849       0.0%
*   Addus HomeCare Corp.                                             2,044        107,310       0.0%
    Aetna, Inc.                                                    558,462     99,992,621       1.5%
    Allergan P.L.C.                                                131,701     20,235,859       0.3%
*   Allscripts Healthcare Solutions, Inc.                           95,444      1,109,059       0.0%
    Analogic Corp.                                                   2,988        248,303       0.0%
*   AngioDynamics, Inc.                                             14,354        278,181       0.0%
#*  Anika Therapeutics, Inc.                                        14,671        645,671       0.0%
    Anthem, Inc.                                                   504,640    119,089,994       1.8%
*   Aptevo Therapeutics, Inc.                                        4,339         19,222       0.0%
    Baxter International, Inc.                                       6,557        455,711       0.0%
*   Centene Corp.                                                   20,136      2,186,367       0.0%
    Cigna Corp.                                                    136,754     23,497,072       0.3%
    CONMED Corp.                                                    43,239      2,811,832       0.0%
    Cooper Cos., Inc. (The)                                         13,956      3,191,877       0.1%
*   Cross Country Healthcare, Inc.                                   7,595         95,545       0.0%
#*  CryoLife, Inc.                                                  17,502        392,920       0.0%
#*  Cumberland Pharmaceuticals, Inc.                                23,319        151,340       0.0%
*   Cutera, Inc.                                                     1,289         64,643       0.0%
    CVS Health Corp.                                             1,510,745    105,495,323       1.6%
    Danaher Corp.                                                  405,225     40,652,172       0.6%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Health Care -- (Continued)
    Digirad Corp.                                                   26,711 $     40,067       0.0%
*   Diplomat Pharmacy, Inc.                                          5,500      119,845       0.0%
*   Emergent BioSolutions, Inc.                                     18,678      968,641       0.0%
#*  Endo International P.L.C.                                       14,700       84,231       0.0%
#*  Envision Healthcare Corp.                                       50,543    1,878,683       0.0%
*   Enzo Biochem, Inc.                                               6,287       37,722       0.0%
*   Express Scripts Holding Co.                                    493,239   37,338,192       0.6%
#*  Halyard Health, Inc.                                            25,838    1,223,946       0.0%
*   HMS Holdings Corp.                                               6,400      115,264       0.0%
    Humana, Inc.                                                   198,071   58,268,527       0.9%
#*  Impax Laboratories, Inc.                                         4,700       88,360       0.0%
*   Integer Holdings Corp.                                          41,672    2,287,793       0.0%
#*  IntriCon Corp.                                                   2,835       66,056       0.0%
#   Invacare Corp.                                                   7,330      133,406       0.0%
    Kewaunee Scientific Corp.                                        1,631       56,351       0.0%
    Kindred Healthcare, Inc.                                        22,803      202,947       0.0%
*   Laboratory Corp. of America Holdings                             8,149    1,391,442       0.0%
*   LHC Group, Inc.                                                  1,418      105,528       0.0%
#*  LifePoint Health, Inc.                                          82,208    3,937,763       0.1%
*   LivaNova P.L.C.                                                 17,600    1,562,528       0.0%
    Luminex Corp.                                                    1,400       29,890       0.0%
*   Magellan Health, Inc.                                           17,899    1,500,831       0.0%
    McKesson Corp.                                                  70,069   10,945,478       0.2%
    Medtronic P.L.C.                                               814,175   65,239,843       1.0%
*   Merit Medical Systems, Inc.                                     13,395      649,657       0.0%
#*  Molina Healthcare, Inc.                                         25,541    2,126,288       0.0%
*   Mylan NV                                                        28,680    1,111,637       0.0%
*   Myriad Genetics, Inc.                                           75,816    2,144,835       0.0%
    National HealthCare Corp.                                        6,484      397,340       0.0%
#*  Natus Medical, Inc.                                             16,198      535,344       0.0%
*   Nuvectra Corp.                                                  13,890      178,903       0.0%
#*  Omnicell, Inc.                                                  35,405    1,525,955       0.0%
#   PerkinElmer, Inc.                                               76,500    5,612,040       0.1%
    Pfizer, Inc.                                                 3,696,959  135,345,669       2.0%
#*  Prestige Brands Holdings, Inc.                                 111,489    3,282,236       0.1%
    Quest Diagnostics, Inc.                                         10,366    1,049,039       0.0%
*   RTI Surgical, Inc.                                              73,086      321,578       0.0%
*   Select Medical Holdings Corp.                                   56,304    1,016,287       0.0%
*   Surmodics, Inc.                                                  5,593      208,899       0.0%
    Teleflex, Inc.                                                  37,223    9,971,297       0.1%
    Thermo Fisher Scientific, Inc.                                 435,609   91,630,353       1.4%
*   Triple-S Management Corp. Class B                               20,684      586,391       0.0%
*   United Therapeutics Corp.                                          400       44,044       0.0%
    UnitedHealth Group, Inc.                                        89,716   21,208,862       0.3%
*   WellCare Health Plans, Inc.                                     18,375    3,769,815       0.1%
    Zimmer Biomet Holdings, Inc.                                    10,322    1,188,785       0.0%
                                                                           ------------      ----
Total Health Care                                                           945,535,674      13.9%
                                                                           ------------      ----
Industrials -- (10.8%)
    AAR Corp.                                                       32,906    1,424,830       0.0%
#   ABM Industries, Inc.                                            64,500    2,007,885       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
#   Acme United Corp.                                                1,030 $    22,001       0.0%
#*  AECOM                                                           55,835   1,922,957       0.0%
*   Aegion Corp.                                                    42,549     965,437       0.0%
#*  Aerovironment, Inc.                                             35,065   1,911,042       0.0%
    AGCO Corp.                                                      58,973   3,696,428       0.1%
*   Air Transport Services Group, Inc.                               6,308     127,674       0.0%
    Alamo Group, Inc.                                               22,751   2,490,552       0.1%
#   Alaska Air Group, Inc.                                         105,252   6,834,012       0.1%
#   Albany International Corp. Class A                              20,551   1,215,592       0.0%
#   AMERCO                                                          29,431   9,933,551       0.2%
*   Ameresco, Inc. Class A                                             981      11,625       0.0%
#   American Railcar Industries, Inc.                               20,003     759,114       0.0%
#   Apogee Enterprises, Inc.                                        36,374   1,495,335       0.0%
    ArcBest Corp.                                                   12,135     389,533       0.0%
    Arconic, Inc.                                                  318,251   5,668,050       0.1%
    Argan, Inc.                                                         21         840       0.0%
*   Armstrong Flooring, Inc.                                         1,000      12,350       0.0%
*   ASGN, Inc.                                                      53,951   4,350,069       0.1%
#   Astec Industries, Inc.                                          22,925   1,273,713       0.0%
#*  Atlas Air Worldwide Holdings, Inc.                              31,815   2,017,071       0.0%
#   AZZ, Inc.                                                        3,500     155,925       0.0%
    Barnes Group, Inc.                                              45,700   2,537,721       0.1%
    Brady Corp. Class A                                             38,500   1,401,400       0.0%
    Briggs & Stratton Corp.                                         41,033     739,825       0.0%
*   CAI International, Inc.                                         17,082     384,003       0.0%
    Carlisle Cos., Inc.                                              4,854     522,921       0.0%
*   Casella Waste Systems, Inc. Class A                              5,201     127,477       0.0%
    Caterpillar, Inc.                                               84,002  12,126,529       0.2%
*   CBIZ, Inc.                                                      38,149     709,571       0.0%
    CECO Environmental Corp.                                         3,773      17,733       0.0%
#*  Chart Industries, Inc.                                           2,220     125,963       0.0%
    Chicago Rivet & Machine Co.                                        700      20,311       0.0%
#   CIRCOR International, Inc.                                       9,719     411,794       0.0%
#*  Colfax Corp.                                                     7,300     226,373       0.0%
    Columbus McKinnon Corp.                                         17,542     629,407       0.0%
    Comfort Systems USA, Inc.                                       44,560   1,880,432       0.0%
    CompX International, Inc.                                          500       6,875       0.0%
    Copa Holdings SA Class A                                         6,400     749,888       0.0%
*   Covenant Transportation Group, Inc. Class A                      7,080     196,470       0.0%
    CRA International, Inc.                                          7,613     429,906       0.0%
    CSX Corp.                                                    1,055,544  62,688,758       0.9%
#   Cubic Corp.                                                      3,576     220,818       0.0%
    Curtiss-Wright Corp.                                            46,353   5,935,038       0.1%
    Delta Air Lines, Inc.                                          433,135  22,618,310       0.4%
    DMC Global, Inc.                                                 1,436      55,573       0.0%
    Douglas Dynamics, Inc.                                          30,234   1,262,269       0.0%
*   Ducommun, Inc.                                                  12,645     367,843       0.0%
*   DXP Enterprises, Inc.                                              402      14,593       0.0%
    Eastern Co. (The)                                               10,193     289,481       0.0%
    Eaton Corp. P.L.C.                                             265,270  19,903,208       0.3%
*   Echo Global Logistics, Inc.                                      6,500     177,450       0.0%
    EMCOR Group, Inc.                                               55,640   4,094,548       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Encore Wire Corp.                                               19,966 $ 1,051,210       0.0%
    EnerSys                                                         43,639   2,991,890       0.1%
*   Engility Holdings, Inc.                                          7,988     203,055       0.0%
    Ennis, Inc.                                                     30,835     551,946       0.0%
    EnPro Industries, Inc.                                           8,338     626,601       0.0%
    ESCO Technologies, Inc.                                         17,601     983,016       0.0%
#   Espey Manufacturing & Electronics Corp.                          1,671      44,365       0.0%
    Essendant, Inc.                                                 14,123     105,075       0.0%
*   Esterline Technologies Corp.                                    44,968   3,230,951       0.1%
    Federal Signal Corp.                                            71,923   1,557,852       0.0%
    FedEx Corp.                                                    127,314  31,472,021       0.5%
    Fortune Brands Home & Security, Inc.                           123,726   6,766,575       0.1%
*   Franklin Covey Co.                                               3,046      74,322       0.0%
    Franklin Electric Co., Inc.                                      3,474     142,434       0.0%
    FreightCar America, Inc.                                         4,692      65,406       0.0%
*   FTI Consulting, Inc.                                            36,136   2,110,342       0.0%
#   GATX Corp.                                                      65,445   4,269,632       0.1%
*   Gencor Industries, Inc.                                         13,149     204,467       0.0%
    General Electric Co.                                         2,120,584  29,836,617       0.5%
#*  Genesee & Wyoming, Inc. Class A                                  4,800     341,760       0.0%
#*  Gibraltar Industries, Inc.                                      34,603   1,216,295       0.0%
#*  Goldfield Corp. (The)                                            4,304      18,077       0.0%
    Gorman-Rupp Co. (The)                                           22,062     694,512       0.0%
*   GP Strategies Corp.                                             18,583     387,456       0.0%
    Granite Construction, Inc.                                      27,179   1,423,636       0.0%
*   Great Lakes Dredge & Dock Corp.                                 69,820     321,172       0.0%
#   Greenbrier Cos., Inc. (The)                                     22,451     984,476       0.0%
#   Griffon Corp.                                                   67,323   1,339,728       0.0%
    Hawaiian Holdings, Inc.                                         21,035     866,642       0.0%
    Heidrick & Struggles International, Inc.                        18,234     686,510       0.0%
#*  Hertz Global Holdings, Inc.                                     55,682   1,219,436       0.0%
*   Hub Group, Inc. Class A                                          4,311     189,468       0.0%
    Hurco Cos., Inc.                                                 7,910     349,622       0.0%
*   Huron Consulting Group, Inc.                                     4,001     149,837       0.0%
    Hyster-Yale Materials Handling, Inc.                            12,246     871,915       0.0%
    ICF International, Inc.                                         31,660   2,124,386       0.0%
    Ingersoll-Rand P.L.C.                                          213,109  17,877,714       0.3%
*   InnerWorkings, Inc.                                             96,587     975,529       0.0%
#   Insteel Industries, Inc.                                        17,578     527,867       0.0%
    ITT, Inc.                                                       30,000   1,466,700       0.0%
*   JetBlue Airways Corp.                                          324,893   6,234,697       0.1%
    Johnson Controls International P.L.C.                          151,178   5,120,399       0.1%
    Kadant, Inc.                                                     8,486     782,833       0.0%
    Kaman Corp.                                                      1,988     120,552       0.0%
    KAR Auction Services, Inc.                                      18,100     941,019       0.0%
    KBR, Inc.                                                        3,600      60,084       0.0%
    Kimball International, Inc. Class B                             30,344     501,283       0.0%
*   Kirby Corp.                                                     18,700   1,595,110       0.0%
    Korn/Ferry International                                        60,004   3,207,814       0.1%
#*  Kratos Defense & Security Solutions, Inc.                        2,711      27,137       0.0%
    L3 Technologies, Inc.                                          100,470  19,680,064       0.3%
*   Lawson Products, Inc.                                            8,847     204,808       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
*   LB Foster Co. Class A                                          6,682 $   157,361       0.0%
    LSI Industries, Inc.                                          27,715     169,893       0.0%
*   Lydall, Inc.                                                  14,605     651,383       0.0%
    ManpowerGroup, Inc.                                           22,886   2,190,648       0.0%
    Marten Transport, Ltd.                                        79,636   1,552,902       0.0%
*   Masonite International Corp.                                   4,798     291,239       0.0%
#*  MasTec, Inc.                                                  12,600     554,400       0.0%
    Matson, Inc.                                                  62,316   1,821,497       0.0%
#   Matthews International Corp. Class A                          22,887   1,124,896       0.0%
    McGrath RentCorp                                              17,552   1,034,339       0.0%
#*  Mercury Systems, Inc.                                          2,055      65,924       0.0%
    Miller Industries, Inc.                                       20,099     497,450       0.0%
    Mobile Mini, Inc.                                             54,461   2,287,362       0.1%
*   Moog, Inc. Class A                                            35,339   2,896,738       0.1%
#*  MRC Global, Inc.                                             104,097   1,949,737       0.0%
#   Mueller Industries, Inc.                                      30,912     840,188       0.0%
    Mueller Water Products, Inc. Class A                          20,300     198,737       0.0%
#   Multi-Color Corp.                                              8,408     546,100       0.0%
*   MYR Group, Inc.                                               19,582     587,460       0.0%
#   National Presto Industries, Inc.                                 571      54,673       0.0%
*   Navigant Consulting, Inc.                                     12,297     263,033       0.0%
*   NL Industries, Inc.                                           38,770     296,590       0.0%
#   NN, Inc.                                                      18,396     373,439       0.0%
    Norfolk Southern Corp.                                       545,229  78,224,005       1.2%
#*  Northwest Pipe Co.                                             5,286     104,293       0.0%
    Orbital ATK, Inc.                                             56,610   7,494,032       0.1%
    Oshkosh Corp.                                                 40,566   2,927,243       0.1%
    Owens Corning                                                149,300   9,777,657       0.2%
    PACCAR, Inc.                                                  93,329   5,942,257       0.1%
*   PAM Transportation Services, Inc.                              6,449     232,099       0.0%
    Pentair P.L.C.                                               117,934   7,934,600       0.1%
*   Perma-Pipe International Holdings, Inc.                        8,900      80,545       0.0%
#   Powell Industries, Inc.                                        5,719     171,856       0.0%
    Quad/Graphics, Inc.                                            1,591      39,314       0.0%
    Quanex Building Products Corp.                                21,431     367,542       0.0%
*   Quanta Services, Inc.                                        168,307   5,469,977       0.1%
    Raytheon Co.                                                  44,355   9,090,114       0.2%
    RCM Technologies, Inc.                                        15,745      81,874       0.0%
    Regal Beloit Corp.                                            16,070   1,144,184       0.0%
    Republic Services, Inc.                                      429,755  27,796,553       0.4%
    Resources Connection, Inc.                                    25,955     406,196       0.0%
#*  Rexnord Corp.                                                 53,778   1,479,433       0.0%
#*  Roadrunner Transportation Systems, Inc.                          879       1,890       0.0%
    RPX Corp.                                                     33,100     358,473       0.0%
*   Rush Enterprises, Inc. Class A                                32,603   1,331,180       0.0%
*   Rush Enterprises, Inc. Class B                                18,522     720,691       0.0%
    Ryder System, Inc.                                            89,844   6,058,181       0.1%
*   Saia, Inc.                                                     9,125     602,706       0.0%
*   SIFCO Industries, Inc.                                         6,623      36,095       0.0%
    SkyWest, Inc.                                                 40,306   2,293,411       0.1%
    Southwest Airlines Co.                                       531,263  28,066,624       0.4%
    Spartan Motors, Inc.                                          16,820     300,237       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Industrials -- (Continued)
*   Sparton Corp.                                                  8,563 $    158,159       0.0%
#*  Spirit Airlines, Inc.                                         33,593    1,199,942       0.0%
*   SPX FLOW, Inc.                                                20,167      907,515       0.0%
    Standex International Corp.                                   22,341    2,165,960       0.0%
    Stanley Black & Decker, Inc.                                 129,900   18,392,541       0.3%
    Steelcase, Inc. Class A                                       55,469      734,964       0.0%
#*  Team, Inc.                                                     6,674      113,124       0.0%
#   Terex Corp.                                                   51,978    1,898,237       0.0%
    Tetra Tech, Inc.                                              53,222    2,575,945       0.1%
    Textron, Inc.                                                  1,844      114,586       0.0%
*   Thermon Group Holdings, Inc.                                   4,300       97,997       0.0%
    Titan International, Inc.                                      8,000       82,400       0.0%
#*  Titan Machinery, Inc.                                          2,883       55,700       0.0%
    Trinity Industries, Inc.                                     183,814    5,858,152       0.1%
#   Triton International, Ltd.                                    24,053      745,884       0.0%
#   Triumph Group, Inc.                                           54,800    1,296,020       0.0%
#*  Tutor Perini Corp.                                            33,844      698,879       0.0%
*   Twin Disc, Inc.                                                  900       19,872       0.0%
*   Ultralife Corp.                                                3,309       27,961       0.0%
    UniFirst Corp.                                                18,705    3,004,023       0.1%
    Union Pacific Corp.                                          563,195   75,259,748       1.1%
*   United Continental Holdings, Inc.                            114,796    7,753,322       0.1%
    United Technologies Corp.                                    384,209   46,162,711       0.7%
    Universal Forest Products, Inc.                               95,400    3,041,352       0.1%
#*  USA Truck, Inc.                                                7,482      179,792       0.0%
#*  USG Corp.                                                     52,100    2,095,983       0.0%
*   Vectrus, Inc.                                                  6,869      247,284       0.0%
#*  Veritiv Corp.                                                  9,437      359,078       0.0%
    Viad Corp.                                                    23,193    1,177,045       0.0%
    Virco Manufacturing Corp.                                     12,601       52,924       0.0%
#   VSE Corp.                                                        610       31,287       0.0%
    Watts Water Technologies, Inc. Class A                         4,634      345,233       0.0%
#   Werner Enterprises, Inc.                                      34,105    1,169,801       0.0%
#*  Wesco Aircraft Holdings, Inc.                                  6,228       62,903       0.0%
*   WESCO International, Inc.                                     11,687      695,961       0.0%
#*  Willis Lease Finance Corp.                                     6,713      219,381       0.0%
#*  XPO Logistics, Inc.                                           12,216    1,186,907       0.0%
                                                                         ------------      ----
Total Industrials                                                         747,482,213      11.0%
                                                                         ------------      ----
Information Technology -- (12.5%)
    Activision Blizzard, Inc.                                    849,537   56,366,780       0.8%
#*  Acxiom Corp.                                                   7,769      201,839       0.0%
*   Agilysys, Inc.                                                14,791      174,238       0.0%
*   Alpha & Omega Semiconductor, Ltd.                             20,661      313,221       0.0%
    Analog Devices, Inc.                                          33,465    2,923,168       0.1%
*   Anixter International, Inc.                                    8,801      518,379       0.0%
*   ARRIS International P.L.C.                                    70,523    1,904,121       0.0%
*   Arrow Electronics, Inc.                                      175,521   13,118,440       0.2%
    AstroNova, Inc.                                                6,285      112,187       0.0%
    Avnet, Inc.                                                  139,400    5,468,662       0.1%
    AVX Corp.                                                     72,760    1,073,938       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
*   Aware, Inc.                                                     14,326 $     55,871       0.0%
*   Axcelis Technologies, Inc.                                         175        3,850       0.0%
#*  AXT, Inc.                                                       22,521      131,748       0.0%
    Bel Fuse, Inc. Class A                                           3,574       63,939       0.0%
    Bel Fuse, Inc. Class B                                          11,381      220,222       0.0%
#   Belden, Inc.                                                     9,300      572,880       0.0%
    Benchmark Electronics, Inc.                                     62,063    1,632,257       0.0%
#   Black Box Corp.                                                 11,305       22,045       0.0%
*   Blackhawk Network Holdings, Inc.                                25,926    1,164,077       0.0%
#*  Blucora, Inc.                                                   57,127    1,485,302       0.0%
#   Brooks Automation, Inc.                                         50,847    1,265,073       0.0%
*   BSQUARE Corp.                                                    4,065       18,293       0.0%
*   CACI International, Inc. Class A                                24,830    3,750,571       0.1%
#*  Calix, Inc.                                                     10,904       72,512       0.0%
*   Cardtronics P.L.C. Class A                                       9,100      238,875       0.0%
#*  Cars.com, Inc.                                                  39,879    1,135,754       0.0%
#   CCUR Holdings, Inc.                                             11,740       61,048       0.0%
*   Cirrus Logic, Inc.                                              19,500      711,165       0.0%
    Cisco Systems, Inc.                                          4,715,767  208,861,320       3.1%
    Cohu, Inc.                                                      28,915      618,781       0.0%
*   CommerceHub, Inc. Series A                                       5,992      135,839       0.0%
*   CommerceHub, Inc. Series C                                       9,435      213,891       0.0%
    Comtech Telecommunications Corp.                                15,569      476,256       0.0%
#*  Conduent, Inc.                                                 177,926    3,462,440       0.1%
#   Convergys Corp.                                                197,364    4,610,423       0.1%
*   CoreLogic, Inc.                                                 96,545    4,778,977       0.1%
    Corning, Inc.                                                  785,955   21,236,504       0.3%
#*  Cray, Inc.                                                      12,866      306,854       0.0%
#*  Cree, Inc.                                                      29,400    1,097,208       0.0%
    CSP, Inc.                                                        2,414       26,288       0.0%
    CTS Corp.                                                       66,936    2,004,733       0.0%
#*  CyberOptics Corp.                                                3,281       50,035       0.0%
#   Cypress Semiconductor Corp.                                     78,922    1,150,683       0.0%
*   Dell Technologies, Inc. Class V                                 38,133    2,736,805       0.1%
*   Digi International, Inc.                                        25,438      292,537       0.0%
*   Diodes, Inc.                                                     4,709      134,442       0.0%
*   DSP Group, Inc.                                                 46,713      558,220       0.0%
    DXC Technology Co.                                             228,936   23,594,144       0.4%
*   EchoStar Corp. Class A                                          25,651    1,347,704       0.0%
*   Edgewater Technology, Inc.                                       9,510       54,683       0.0%
#*  Electro Scientific Industries, Inc.                              6,085      109,530       0.0%
#*  Electronics for Imaging, Inc.                                   58,110    1,609,647       0.0%
*   Emcore Corp.                                                       744        3,348       0.0%
    Entegris, Inc.                                                     300        9,660       0.0%
*   ePlus, Inc.                                                     17,490    1,396,576       0.0%
*   Fabrinet                                                         4,055      114,392       0.0%
    Fidelity National Information Services, Inc.                   198,899   18,889,438       0.3%
#*  Finisar Corp.                                                   61,526      958,575       0.0%
*   First Solar, Inc.                                               28,266    2,004,342       0.0%
*   FormFactor, Inc.                                                46,295      531,235       0.0%
*   Frequency Electronics, Inc.                                      7,390       65,106       0.0%
#*  GSI Technology, Inc.                                             3,363       24,651       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
#*  Harmonic, Inc.                                                  13,666 $     49,881       0.0%
    Hewlett Packard Enterprise Co.                                 894,616   15,253,203       0.2%
*   IAC/InterActiveCorp                                             99,525   16,136,983       0.3%
#*  II-VI, Inc.                                                     27,179    1,035,520       0.0%
#*  Inseego Corp.                                                    2,423        5,185       0.0%
*   Insight Enterprises, Inc.                                       42,100    1,492,445       0.0%
    Intel Corp.                                                  4,978,195  256,974,426       3.8%
#*  Itron, Inc.                                                     31,001    2,027,465       0.0%
    Juniper Networks, Inc.                                         212,100    5,215,539       0.1%
*   Key Tronic Corp.                                                17,623      123,890       0.0%
*   Kimball Electronics, Inc.                                       23,443      371,572       0.0%
*   Kulicke & Soffa Industries, Inc.                                71,688    1,640,938       0.0%
*   KVH Industries, Inc.                                            17,840      189,104       0.0%
    Lam Research Corp.                                              11,111    2,056,202       0.1%
*   Lattice Semiconductor Corp.                                     35,397      191,852       0.0%
*   Limelight Networks, Inc.                                        10,944       56,471       0.0%
#   Littelfuse, Inc.                                                   205       38,319       0.0%
    ManTech International Corp. Class A                              2,048      121,016       0.0%
#   Marvell Technology Group, Ltd.                                 166,418    3,338,345       0.1%
#   Methode Electronics, Inc.                                       79,272    3,162,953       0.1%
*   Micron Technology, Inc.                                        842,584   38,742,012       0.6%
*   Microsemi Corp.                                                  7,940      513,639       0.0%
    MKS Instruments, Inc.                                           61,200    6,266,880       0.1%
*   NETGEAR, Inc.                                                   31,028    1,715,848       0.0%
#*  Netscout Systems, Inc.                                          21,784      591,436       0.0%
#*  Optical Cable Corp.                                             10,793       30,220       0.0%
#*  PAR Technology Corp.                                            12,896      184,284       0.0%
    Park Electrochemical Corp.                                       2,472       42,098       0.0%
    PC Connection, Inc.                                             35,467      946,614       0.0%
    PC-Tel, Inc.                                                    22,216      158,844       0.0%
#*  PCM, Inc.                                                       10,471      135,599       0.0%
*   Perficient, Inc.                                                 6,900      170,637       0.0%
*   Photronics, Inc.                                                79,712      609,797       0.0%
*   Plexus Corp.                                                    14,452      792,548       0.0%
#*  Qorvo, Inc.                                                     24,909    1,678,867       0.0%
    QUALCOMM, Inc.                                                 688,597   35,125,333       0.5%
#*  Rambus, Inc.                                                     9,315      125,753       0.0%
    Reis, Inc.                                                      13,511      283,731       0.0%
*   Ribbon Communications, Inc.                                      6,622       38,540       0.0%
    Richardson Electronics, Ltd.                                    15,464      143,351       0.0%
*   Rogers Corp.                                                     9,843    1,050,248       0.0%
*   Rudolph Technologies, Inc.                                      16,097      408,059       0.0%
*   Sanmina Corp.                                                   39,846    1,175,457       0.0%
*   ScanSource, Inc.                                                15,841      543,346       0.0%
    SS&C Technologies Holdings, Inc.                                51,586    2,561,245       0.1%
#*  StarTek, Inc.                                                   20,310      179,540       0.0%
#*  Super Micro Computer, Inc.                                       5,886      104,182       0.0%
*   Sykes Enterprises, Inc.                                         20,292      583,598       0.0%
#*  Synaptics, Inc.                                                 12,463      542,390       0.0%
    SYNNEX Corp.                                                    55,900    5,599,503       0.1%
    TE Connectivity, Ltd.                                          197,255   18,098,146       0.3%
*   Tech Data Corp.                                                 81,325    6,201,031       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Information Technology -- (Continued)
*   Telenav, Inc.                                                  6,765 $     34,840       0.0%
    Teradyne, Inc.                                                26,789      871,982       0.0%
    Tessco Technologies, Inc.                                      8,689      153,361       0.0%
#   TiVo Corp.                                                    19,000      268,850       0.0%
#*  TTM Technologies, Inc.                                        55,241      770,060       0.0%
#*  Veeco Instruments, Inc.                                       15,978      246,860       0.0%
*   VeriFone Systems, Inc.                                        43,089      991,478       0.0%
*   Verint Systems, Inc.                                          29,658    1,248,602       0.0%
#*  ViaSat, Inc.                                                     200       12,796       0.0%
*   Viavi Solutions, Inc.                                         16,203      153,118       0.0%
*   Virtusa Corp.                                                 30,064    1,447,281       0.0%
#   Vishay Intertechnology, Inc.                                 151,731    2,678,052       0.1%
*   Vishay Precision Group, Inc.                                  16,480      466,384       0.0%
    Western Digital Corp.                                        215,907   17,011,313       0.3%
*   Xcerra Corp.                                                  20,165      243,593       0.0%
    Xerox Corp.                                                  222,408    6,994,732       0.1%
*   XO Group, Inc.                                                 6,284      136,237       0.0%
    Xperi Corp.                                                   54,435    1,197,570       0.0%
*   Zynga, Inc. Class A                                          311,000    1,072,950       0.0%
                                                                         ------------      ----
Total Information Technology                                              869,069,866      12.8%
                                                                         ------------      ----
Materials -- (1.8%)
*   Alcoa Corp.                                                  110,583    5,661,850       0.1%
#*  Allegheny Technologies, Inc.                                  22,777      605,185       0.0%
#   Ampco-Pittsburgh Corp.                                         4,007       39,469       0.0%
    Ashland Global Holdings, Inc.                                112,560    7,449,221       0.1%
#   Bemis Co., Inc.                                               24,092    1,042,461       0.0%
    Boise Cascade Co.                                             41,564    1,729,062       0.0%
    Cabot Corp.                                                   46,280    2,585,201       0.1%
#*  Century Aluminum Co.                                          15,822      276,410       0.0%
#*  Clearwater Paper Corp.                                        16,822      397,840       0.0%
*   Coeur Mining, Inc.                                            13,910      105,299       0.0%
    Commercial Metals Co.                                         85,208    1,790,220       0.0%
    Core Molding Technologies, Inc.                               11,847      183,628       0.0%
    Domtar Corp.                                                  12,207      535,887       0.0%
    DowDuPont, Inc.                                               31,359    1,983,143       0.0%
    Freeport-McMoRan, Inc.                                        24,064      366,013       0.0%
    Friedman Industries, Inc.                                      3,048       18,745       0.0%
    FutureFuel Corp.                                               6,104       71,417       0.0%
    Graphic Packaging Holding Co.                                154,000    2,202,200       0.0%
    Greif, Inc. Class A                                            8,453      494,670       0.0%
    Hawkins, Inc.                                                    409       13,293       0.0%
#   HB Fuller Co.                                                 22,808    1,128,312       0.0%
    Huntsman Corp.                                                50,242    1,495,704       0.0%
    Innospec, Inc.                                                 2,233      162,339       0.0%
    Kaiser Aluminum Corp.                                         27,181    2,678,416       0.1%
    KapStone Paper and Packaging Corp.                            93,014    3,201,542       0.1%
*   Kraton Corp.                                                   5,435      248,216       0.0%
    Louisiana-Pacific Corp.                                      173,457    4,914,037       0.1%
#   Martin Marietta Materials, Inc.                               23,633    4,602,999       0.1%
    Materion Corp.                                                18,497      938,723       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Materials -- (Continued)
    Mercer International, Inc.                                      21,725 $    291,115       0.0%
    Minerals Technologies, Inc.                                     34,280    2,367,034       0.0%
    Mosaic Co. (The)                                                17,274      465,534       0.0%
    Neenah, Inc.                                                     7,684      599,352       0.0%
    Newmont Mining Corp.                                           141,468    5,558,278       0.1%
    Northern Technologies International Corp.                        3,035       90,595       0.0%
#   Nucor Corp.                                                    103,401    6,371,570       0.1%
    Olin Corp.                                                      91,401    2,759,396       0.1%
#   Olympic Steel, Inc.                                              9,986      234,172       0.0%
    PH Glatfelter Co.                                               50,600    1,057,034       0.0%
    Reliance Steel & Aluminum Co.                                   93,801    8,246,984       0.1%
#   Schnitzer Steel Industries, Inc. Class A                           400       11,780       0.0%
    Sensient Technologies Corp.                                     38,101    2,539,432       0.0%
    Steel Dynamics, Inc.                                            94,919    4,253,320       0.1%
    Stepan Co.                                                         900       63,288       0.0%
*   SunCoke Energy, Inc.                                            62,210      714,793       0.0%
#   Synalloy Corp.                                                     949       16,370       0.0%
    Tredegar Corp.                                                  26,545      467,192       0.0%
    Tronox, Ltd. Class A                                            42,013      721,783       0.0%
    United States Steel Corp.                                        2,730       92,356       0.0%
*   Universal Stainless & Alloy Products, Inc.                       6,269      183,932       0.0%
#   Valvoline, Inc.                                                253,649    5,144,002       0.1%
#   Vulcan Materials Co.                                            58,246    6,505,496       0.1%
#   Westlake Chemical Corp.                                        158,152   16,917,519       0.3%
    WestRock Co.                                                   200,591   11,866,964       0.2%
    Worthington Industries, Inc.                                    47,320    2,107,160       0.0%
                                                                           ------------       ---
Total Materials                                                             126,567,953       1.9%
                                                                           ------------       ---
Real Estate -- (0.0%)
    Alexander & Baldwin, Inc.                                       81,208    1,859,663       0.0%
    Griffin Industrial Realty, Inc.                                  1,500       55,650       0.0%
#*  Howard Hughes Corp. (The)                                        1,500      202,950       0.0%
#   Kennedy-Wilson Holdings, Inc.                                   33,927      642,917       0.0%
#*  Rafael Holdings, Inc. Class B                                      550        4,510       0.0%
*   Stratus Properties, Inc.                                         3,069       95,906       0.0%
                                                                           ------------       ---
Total Real Estate                                                             2,861,596       0.0%
                                                                           ------------       ---
Telecommunication Services -- (3.2%)
    AT&T, Inc.                                                   6,281,506  205,405,246       3.0%
    ATN International, Inc.                                             84        4,452       0.0%
#   CenturyLink, Inc.                                               70,603    1,311,803       0.0%
#   Frontier Communications Corp.                                   46,463      385,643       0.0%
#*  Iridium Communications, Inc.                                    14,800      176,120       0.0%
#*  ORBCOMM, Inc.                                                   44,499      401,381       0.0%
    Spok Holdings, Inc.                                             12,522      186,578       0.0%
#*  Sprint Corp.                                                   422,600    2,370,786       0.0%
*   T-Mobile US, Inc.                                              113,786    6,885,191       0.1%
    Telephone & Data Systems, Inc.                                  92,433    2,526,194       0.1%
#*  United States Cellular Corp.                                     7,591      300,376       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS**
                                                                        ---------- -------------- ---------------
Telecommunication Services -- (Continued)
*          Vonage Holdings Corp.                                            85,934 $      960,742        0.0%
                                                                                   --------------      -----
Total Telecommunication Services                                                      220,914,512        3.2%
                                                                                   --------------      -----
Utilities -- (0.0%)
           Consolidated Water Co., Ltd.                                      6,656         94,182        0.0%
           NRG Energy, Inc.                                                 55,469      1,719,539        0.0%
#          Ormat Technologies, Inc.                                         20,134      1,165,759        0.0%
                                                                                   --------------      -----
Total Utilities                                                                         2,979,480        0.0%
                                                                                   --------------      -----
TOTAL COMMON STOCKS                                                                 6,793,485,520       99.9%
                                                                                   --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)* Media General, Inc. Contingent Value Rights                      25,196          2,519        0.0%
                                                                                   --------------      -----
TOTAL INVESTMENT SECURITIES                                                         6,793,488,039
                                                                                   --------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
           State Street Institutional U.S. Government Money Market
             Fund, 1.630%                                                1,407,061      1,407,061        0.0%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@       DFA Short Term Investment Fund                               13,800,329    159,669,803        2.4%
                                                                                   --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,823,041,241)                                $6,954,564,903      102.3%
                                                                                   ==============      =====

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $  929,402,539 $    282,430   --    $  929,684,969
   Consumer Staples                387,592,803           --   --       387,592,803
   Energy                          932,906,258           --   --       932,906,258
   Financials                    1,627,869,931       20,265   --     1,627,890,196
   Health Care                     945,535,674           --   --       945,535,674
   Industrials                     747,482,213           --   --       747,482,213
   Information Technology          869,069,866           --   --       869,069,866
   Materials                       126,567,953           --   --       126,567,953
   Real Estate                       2,861,596           --   --         2,861,596
   Telecommunication Services      220,914,512           --   --       220,914,512
   Utilities                         2,979,480           --   --         2,979,480
Rights/Warrants                             --        2,519   --             2,519
Temporary Cash Investments           1,407,061           --   --         1,407,061
Securities Lending Collateral               --  159,669,803   --       159,669,803
                                -------------- ------------   --    --------------
TOTAL                           $6,794,589,886 $159,975,017   --    $6,954,564,903
                                ============== ============   ==    ==============

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

  (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

  (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13. EXHIBITS.

  (a)(1) This item is not applicable.

  (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

  (a)(3) This item is not applicable.

    (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:  /s/ David P. Butler
     --------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: July 5, 2018

By:  /s/ Gerard K. O'Reilly
     --------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: July 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David P. Butler
     --------------------------------
     David P. Butler
     Co-Principal Executive Officer
     The DFA Investment Trust Company

Date: July 5, 2018

By:  /s/ Gerard K. O'Reilly
     --------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive Officer
     The DFA Investment Trust Company

Date: July 5, 2018

By:  /s/ Gregory K. Hinkle
     --------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     The DFA Investment Trust Company

Date: July 5, 2018